UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09819

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:
Andrew J. DeLorme, Esq. Chief Legal Officer c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Adam M. Schlichtmann, Esq. Ropes & Gray LLP Prudential Tower, 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-3920

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

(a)	The Reports to Shareholders are attached herewith.

State Street Aggregate Bond Index Fund

Class A: SSFCX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Aggregate Bond Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.34%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

How did the Fund perform last year and what affected its performance?

A slowdown in the U.S. Federal Reserve (the "Fed") rate cutting cycle due to elevated inflation and mixed economic data as well as the U.S. presidential election results were the primary drivers of Fund performance during the reporting period.  While at the start of the year, it was forecast the Fed would start cutting rates in March, in actuality, the easing cycle did not start until September. In the interim, markets were volatile due to mixed economic data which stoked investor concerns around the future path of interest rates. The results of the November election at first sparked a relief rally, but markets retreated in December on uncertainties regarding the incoming administration's policies around tariffs and immigration and their potential impact on inflation and Fed decisions. Treasury yields declined to a low of 3.62% in September, but ultimately ended the year higher, with 10-year yields at 4.56% (compared to 3.92% at the start of the Period), resulting in muted returns for the sector. Aggregate returns were mostly buoyed by the credit sector which saw 21 basis points of spread compression over the period, reaching historical tights.

Fund Performance

The Fund's benchmark is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSFCX with load	Bloomberg U.S. Aggregate Bond Index
12/31/14	$9,625	$10,000
01/31/15	$9,815	$10,210
02/28/15	$9,739	$10,114
03/31/15	$9,778	$10,161
04/30/15	$9,737	$10,124
05/31/15	$9,711	$10,100
06/30/15	$9,599	$9,990
07/31/15	$9,670	$10,059
08/31/15	$9,645	$10,045
09/30/15	$9,708	$10,113
10/31/15	$9,720	$10,114
11/30/15	$9,696	$10,088
12/31/15	$9,659	$10,055
01/31/16	$9,788	$10,193
02/29/16	$9,858	$10,266
03/31/16	$9,941	$10,360
04/30/16	$9,980	$10,400
05/31/16	$9,975	$10,402
06/30/16	$10,154	$10,589
07/31/16	$10,201	$10,656
08/31/16	$10,189	$10,644
09/30/16	$10,174	$10,638
10/31/16	$10,090	$10,556
11/30/16	$9,845	$10,307
12/31/16	$9,844	$10,321
01/31/17	$9,854	$10,341
02/28/17	$9,928	$10,411
03/31/17	$9,912	$10,405
04/30/17	$9,989	$10,486
05/31/17	$10,056	$10,567
06/30/17	$10,045	$10,556
07/31/17	$10,073	$10,601
08/31/17	$10,165	$10,696
09/30/17	$10,112	$10,645
10/31/17	$10,107	$10,652
11/30/17	$10,097	$10,638
12/31/17	$10,132	$10,687
01/31/18	$10,009	$10,564
02/28/18	$9,914	$10,464
03/31/18	$9,964	$10,531
04/30/18	$9,890	$10,452
05/31/18	$9,953	$10,527
06/30/18	$9,942	$10,514
07/31/18	$9,951	$10,516
08/31/18	$10,004	$10,584
09/30/18	$9,941	$10,516
10/31/18	$9,856	$10,433
11/30/18	$9,911	$10,495
12/31/18	$10,093	$10,688
01/31/19	$10,209	$10,801
02/28/19	$10,194	$10,795
03/31/19	$10,391	$11,003
04/30/19	$10,386	$11,005
05/31/19	$10,572	$11,201
06/30/19	$10,702	$11,341
07/31/19	$10,721	$11,366
08/31/19	$10,988	$11,661
09/30/19	$10,925	$11,599
10/31/19	$10,958	$11,634
11/30/19	$10,936	$11,628
12/31/19	$10,928	$11,620
01/31/20	$11,133	$11,843
02/29/20	$11,328	$12,056
03/31/20	$11,262	$11,985
04/30/20	$11,477	$12,198
05/31/20	$11,532	$12,255
06/30/20	$11,604	$12,332
07/31/20	$11,772	$12,517
08/31/20	$11,672	$12,416
09/30/20	$11,660	$12,409
10/31/20	$11,603	$12,353
11/30/20	$11,710	$12,475
12/31/20	$11,720	$12,492
01/31/21	$11,626	$12,402
02/28/21	$11,448	$12,223
03/31/21	$11,296	$12,071
04/30/21	$11,380	$12,166
05/31/21	$11,412	$12,206
06/30/21	$11,485	$12,291
07/31/21	$11,610	$12,429
08/31/21	$11,582	$12,405
09/30/21	$11,475	$12,298
10/31/21	$11,465	$12,294
11/30/21	$11,494	$12,331
12/31/21	$11,460	$12,299
01/31/22	$11,206	$12,034
02/28/22	$11,076	$11,900
03/31/22	$10,763	$11,569
04/30/22	$10,344	$11,130
05/31/22	$10,419	$11,202
06/30/22	$10,256	$11,026
07/31/22	$10,508	$11,296
08/31/22	$10,202	$10,977
09/30/22	$9,753	$10,502
10/31/22	$9,622	$10,366
11/30/22	$9,974	$10,748
12/31/22	$9,904	$10,699
01/31/23	$10,221	$11,028
02/28/23	$9,952	$10,743
03/31/23	$10,205	$11,016
04/30/23	$10,262	$11,083
05/31/23	$10,146	$10,962
06/30/23	$10,108	$10,923
07/31/23	$10,097	$10,915
08/31/23	$10,027	$10,846
09/30/23	$9,770	$10,570
10/31/23	$9,612	$10,403
11/30/23	$10,041	$10,874
12/31/23	$10,413	$11,291
01/31/24	$10,388	$11,260
02/29/24	$10,238	$11,101
03/31/24	$10,321	$11,203
04/30/24	$10,063	$10,920
05/31/24	$10,230	$11,105
06/30/24	$10,325	$11,210
07/31/24	$10,564	$11,472
08/31/24	$10,713	$11,637
09/30/24	$10,855	$11,793
10/31/24	$10,584	$11,500
11/30/24	$10,700	$11,622
12/31/24	$10,518	$11,432

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSFCX	1.01%	(0.76%)	0.89%
SSFCX (Adjusted for the 3.75% Maximum Sales Charge)	(2.78%)	(1.52%)	0.51%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$1,558,155,280
  Number of Portfolio Holdings5,654
  Portfolio Turnover Rate16%
  Total Advisory Fees Paid$0

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Maturity Weightings

Maturity Duration	%
0 to 1 Year	2.9%
1 to 2 Years	11.8%
2 to 3 Years	9.1%
3 to 5 Years	16.3%
5 to 10 Years	22.8%
10 to 20 Years	9.7%
20 to 30 Years	28.7%
Greater than 30 Years	4.5%

Top Security Type

Asset	%
U.S. Treasury Obligations	43.8%
U.S. Government Agency Obligations	26.2%
Corporate Bonds & Notes	24.1%
Short-Term Investments	7.1%
Foreign Government Obligations	2.9%
Mortgage-Backed Securities	0.6%
Municipal Bonds & Notes	0.4%
Asset-Backed Securities	0.4%
Commercial Mortgage Backed Securities	0.2%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SSFCX

State Street Aggregate Bond Index Fund

Class I: SSFDX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Aggregate Bond Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$5	0.05%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

How did the Fund perform last year and what affected its performance?

A slowdown in the U.S. Federal Reserve (the "Fed") rate cutting cycle due to elevated inflation and mixed economic data as well as the U.S. presidential election results were the primary drivers of Fund performance during the reporting period.  While at the start of the year, it was forecast the Fed would start cutting rates in March, in actuality, the easing cycle did not start until September. In the interim, markets were volatile due to mixed economic data which stoked investor concerns around the future path of interest rates. The results of the November election at first sparked a relief rally, but markets retreated in December on uncertainties regarding the incoming administration's policies around tariffs and immigration and their potential impact on inflation and Fed decisions. Treasury yields declined to a low of 3.62% in September, but ultimately ended the year higher, with 10-year yields at 4.56% (compared to 3.92% at the start of the Period), resulting in muted returns for the sector. Aggregate returns were mostly buoyed by the credit sector which saw 21 basis points of spread compression over the period, reaching historical tights.

Fund Performance

The Fund's benchmark is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSFDX	Bloomberg U.S. Aggregate Bond Index
12/31/14	$10,000	$10,000
01/31/15	$10,207	$10,210
02/28/15	$10,131	$10,114
03/31/15	$10,174	$10,161
04/30/15	$10,133	$10,124
05/31/15	$10,108	$10,100
06/30/15	$9,993	$9,990
07/31/15	$10,069	$10,059
08/31/15	$10,046	$10,045
09/30/15	$10,113	$10,113
10/31/15	$10,118	$10,114
11/30/15	$10,095	$10,088
12/31/15	$10,060	$10,055
01/31/16	$10,205	$10,193
02/29/16	$10,280	$10,266
03/31/16	$10,369	$10,360
04/30/16	$10,412	$10,400
05/31/16	$10,409	$10,402
06/30/16	$10,598	$10,589
07/31/16	$10,649	$10,656
08/31/16	$10,639	$10,644
09/30/16	$10,626	$10,638
10/31/16	$10,540	$10,556
11/30/16	$10,286	$10,307
12/31/16	$10,299	$10,321
01/31/17	$10,320	$10,341
02/28/17	$10,389	$10,411
03/31/17	$10,375	$10,405
04/30/17	$10,458	$10,486
05/31/17	$10,529	$10,567
06/30/17	$10,520	$10,556
07/31/17	$10,563	$10,601
08/31/17	$10,661	$10,696
09/30/17	$10,608	$10,645
10/31/17	$10,605	$10,652
11/30/17	$10,596	$10,638
12/31/17	$10,638	$10,687
01/31/18	$10,508	$10,564
02/28/18	$10,401	$10,464
03/31/18	$10,467	$10,531
04/30/18	$10,391	$10,452
05/31/18	$10,459	$10,527
06/30/18	$10,450	$10,514
07/31/18	$10,451	$10,516
08/31/18	$10,520	$10,584
09/30/18	$10,456	$10,516
10/31/18	$10,370	$10,433
11/30/18	$10,430	$10,495
12/31/18	$10,617	$10,688
01/31/19	$10,739	$10,801
02/28/19	$10,732	$10,795
03/31/19	$10,937	$11,003
04/30/19	$10,940	$11,005
05/31/19	$11,135	$11,201
06/30/19	$11,275	$11,341
07/31/19	$11,298	$11,366
08/31/19	$11,583	$11,661
09/30/19	$11,519	$11,599
10/31/19	$11,557	$11,634
11/30/19	$11,537	$11,628
12/31/19	$11,524	$11,620
01/31/20	$11,753	$11,843
02/29/20	$11,951	$12,056
03/31/20	$11,883	$11,985
04/30/20	$12,119	$12,198
05/31/20	$12,180	$12,255
06/30/20	$12,259	$12,332
07/31/20	$12,439	$12,517
08/31/20	$12,336	$12,416
09/30/20	$12,326	$12,409
10/31/20	$12,268	$12,353
11/30/20	$12,383	$12,475
12/31/20	$12,397	$12,492
01/31/21	$12,300	$12,402
02/28/21	$12,114	$12,223
03/31/21	$11,956	$12,071
04/30/21	$12,047	$12,166
05/31/21	$12,084	$12,206
06/30/21	$12,165	$12,291
07/31/21	$12,299	$12,429
08/31/21	$12,272	$12,405
09/30/21	$12,160	$12,298
10/31/21	$12,153	$12,294
11/30/21	$12,186	$12,331
12/31/21	$12,152	$12,299
01/31/22	$11,886	$12,034
02/28/22	$11,750	$11,900
03/31/22	$11,419	$11,569
04/30/22	$10,978	$11,130
05/31/22	$11,060	$11,202
06/30/22	$10,888	$11,026
07/31/22	$11,159	$11,296
08/31/22	$10,836	$10,977
09/30/22	$10,362	$10,502
10/31/22	$10,225	$10,366
11/30/22	$10,602	$10,748
12/31/22	$10,528	$10,699
01/31/23	$10,869	$11,028
02/28/23	$10,584	$10,743
03/31/23	$10,856	$11,016
04/30/23	$10,918	$11,083
05/31/23	$10,798	$10,962
06/30/23	$10,758	$10,923
07/31/23	$10,750	$10,915
08/31/23	$10,678	$10,846
09/30/23	$10,406	$10,570
10/31/23	$10,239	$10,403
11/30/23	$10,700	$10,874
12/31/23	$11,097	$11,291
01/31/24	$11,072	$11,260
02/29/24	$10,914	$11,101
03/31/24	$11,007	$11,203
04/30/24	$10,733	$10,920
05/31/24	$10,914	$11,105
06/30/24	$11,018	$11,210
07/31/24	$11,276	$11,472
08/31/24	$11,437	$11,637
09/30/24	$11,591	$11,793
10/31/24	$11,303	$11,500
11/30/24	$11,429	$11,622
12/31/24	$11,247	$11,432

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSFDX	1.35%	(0.49%)	1.18%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$1,558,155,280
  Number of Portfolio Holdings5,654
  Portfolio Turnover Rate16%
  Total Advisory Fees Paid$0

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Maturity Weightings

Maturity Duration	%
0 to 1 Year	2.9%
1 to 2 Years	11.8%
2 to 3 Years	9.1%
3 to 5 Years	16.3%
5 to 10 Years	22.8%
10 to 20 Years	9.7%
20 to 30 Years	28.7%
Greater than 30 Years	4.5%

Top Security Type

Asset	%
U.S. Treasury Obligations	43.8%
U.S. Government Agency Obligations	26.2%
Corporate Bonds & Notes	24.1%
Short-Term Investments	7.1%
Foreign Government Obligations	2.9%
Mortgage-Backed Securities	0.6%
Municipal Bonds & Notes	0.4%
Asset-Backed Securities	0.4%
Commercial Mortgage Backed Securities	0.2%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SSFDX

State Street Aggregate Bond Index Fund

Class K: SSFEX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Aggregate Bond Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$0	0.00%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

How did the Fund perform last year and what affected its performance?

A slowdown in the U.S. Federal Reserve (the "Fed") rate cutting cycle due to elevated inflation and mixed economic data as well as the U.S. presidential election results were the primary drivers of Fund performance during the reporting period.  While at the start of the year, it was forecast the Fed would start cutting rates in March, in actuality, the easing cycle did not start until September. In the interim, markets were volatile due to mixed economic data which stoked investor concerns around the future path of interest rates. The results of the November election at first sparked a relief rally, but markets retreated in December on uncertainties regarding the incoming administration's policies around tariffs and immigration and their potential impact on inflation and Fed decisions. Treasury yields declined to a low of 3.62% in September, but ultimately ended the year higher, with 10-year yields at 4.56% (compared to 3.92% at the start of the Period), resulting in muted returns for the sector. Aggregate returns were mostly buoyed by the credit sector which saw 21 basis points of spread compression over the period, reaching historical tights.

Fund Performance

The Fund's benchmark is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSFEX	Bloomberg U.S. Aggregate Bond Index
12/31/14	$10,000	$10,000
01/31/15	$10,207	$10,210
02/28/15	$10,123	$10,114
03/31/15	$10,167	$10,161
04/30/15	$10,126	$10,124
05/31/15	$10,101	$10,100
06/30/15	$9,987	$9,990
07/31/15	$10,063	$10,059
08/31/15	$10,040	$10,045
09/30/15	$10,107	$10,113
10/31/15	$10,112	$10,114
11/30/15	$10,089	$10,088
12/31/15	$10,054	$10,055
01/31/16	$10,188	$10,193
02/29/16	$10,264	$10,266
03/31/16	$10,363	$10,360
04/30/16	$10,395	$10,400
05/31/16	$10,403	$10,402
06/30/16	$10,581	$10,589
07/31/16	$10,632	$10,656
08/31/16	$10,622	$10,644
09/30/16	$10,609	$10,638
10/31/16	$10,523	$10,556
11/30/16	$10,280	$10,307
12/31/16	$10,282	$10,321
01/31/17	$10,303	$10,341
02/28/17	$10,372	$10,411
03/31/17	$10,358	$10,405
04/30/17	$10,441	$10,486
05/31/17	$10,512	$10,567
06/30/17	$10,503	$10,556
07/31/17	$10,546	$10,601
08/31/17	$10,644	$10,696
09/30/17	$10,591	$10,645
10/31/17	$10,588	$10,652
11/30/17	$10,579	$10,638
12/31/17	$10,621	$10,687
01/31/18	$10,502	$10,564
02/28/18	$10,395	$10,464
03/31/18	$10,460	$10,531
04/30/18	$10,374	$10,452
05/31/18	$10,453	$10,527
06/30/18	$10,443	$10,514
07/31/18	$10,445	$10,516
08/31/18	$10,513	$10,584
09/30/18	$10,439	$10,516
10/31/18	$10,353	$10,433
11/30/18	$10,413	$10,495
12/31/18	$10,611	$10,688
01/31/19	$10,733	$10,801
02/28/19	$10,726	$10,795
03/31/19	$10,920	$11,003
04/30/19	$10,923	$11,005
05/31/19	$11,118	$11,201
06/30/19	$11,258	$11,341
07/31/19	$11,280	$11,366
08/31/19	$11,577	$11,661
09/30/19	$11,513	$11,599
10/31/19	$11,551	$11,634
11/30/19	$11,532	$11,628
12/31/19	$11,521	$11,620
01/31/20	$11,749	$11,843
02/29/20	$11,961	$12,056
03/31/20	$11,896	$11,985
04/30/20	$12,124	$12,198
05/31/20	$12,187	$12,255
06/30/20	$12,266	$12,332
07/31/20	$12,450	$12,517
08/31/20	$12,349	$12,416
09/30/20	$12,341	$12,409
10/31/20	$12,285	$12,353
11/30/20	$12,402	$12,475
12/31/20	$12,418	$12,492
01/31/21	$12,323	$12,402
02/28/21	$12,139	$12,223
03/31/21	$11,982	$12,071
04/30/21	$12,076	$12,166
05/31/21	$12,114	$12,206
06/30/21	$12,198	$12,291
07/31/21	$12,334	$12,429
08/31/21	$12,309	$12,405
09/30/21	$12,200	$12,298
10/31/21	$12,194	$12,294
11/30/21	$12,229	$12,331
12/31/21	$12,197	$12,299
01/31/22	$11,933	$12,034
02/28/22	$11,797	$11,900
03/31/22	$11,468	$11,569
04/30/22	$11,026	$11,130
05/31/22	$11,110	$11,202
06/30/22	$10,939	$11,026
07/31/22	$11,214	$11,296
08/31/22	$10,892	$10,977
09/30/22	$10,417	$10,502
10/31/22	$10,280	$10,366
11/30/22	$10,661	$10,748
12/31/22	$10,589	$10,699
01/31/23	$10,932	$11,028
02/28/23	$10,648	$10,743
03/31/23	$10,923	$11,016
04/30/23	$10,988	$11,083
05/31/23	$10,868	$10,962
06/30/23	$10,831	$10,923
07/31/23	$10,824	$10,915
08/31/23	$10,753	$10,846
09/30/23	$10,481	$10,570
10/31/23	$10,316	$10,403
11/30/23	$10,780	$10,874
12/31/23	$11,183	$11,291
01/31/24	$11,161	$11,260
02/29/24	$11,003	$11,101
03/31/24	$11,098	$11,203
04/30/24	$10,823	$10,920
05/31/24	$11,008	$11,105
06/30/24	$11,112	$11,210
07/31/24	$11,371	$11,472
08/31/24	$11,533	$11,637
09/30/24	$11,690	$11,793
10/31/24	$11,400	$11,500
11/30/24	$11,527	$11,622
12/31/24	$11,334	$11,432

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSFEX	1.34%	(0.33%)	1.26%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$1,558,155,280
  Number of Portfolio Holdings5,654
  Portfolio Turnover Rate16%
  Total Advisory Fees Paid$0

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Maturity Weightings

Maturity Duration	%
0 to 1 Year	2.9%
1 to 2 Years	11.8%
2 to 3 Years	9.1%
3 to 5 Years	16.3%
5 to 10 Years	22.8%
10 to 20 Years	9.7%
20 to 30 Years	28.7%
Greater than 30 Years	4.5%

Top Security Type

Asset	%
U.S. Treasury Obligations	43.8%
U.S. Government Agency Obligations	26.2%
Corporate Bonds & Notes	24.1%
Short-Term Investments	7.1%
Foreign Government Obligations	2.9%
Mortgage-Backed Securities	0.6%
Municipal Bonds & Notes	0.4%
Asset-Backed Securities	0.4%
Commercial Mortgage Backed Securities	0.2%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SSFEX

State Street Aggregate Bond Index Portfolio

SSAFX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Aggregate Bond Index Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/resources/master-portfolio-fund-documents. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Aggregate Bond Index Portfolio	$2	0.02%

How did the Fund perform last year and what affected its performance?

A slowdown in the U.S. Federal Reserve (the "Fed") rate cutting cycle due to elevated inflation and mixed economic data as well as the U.S. presidential election results were the primary drivers of Fund performance during the reporting period.  While at the start of the year, it was forecast the Fed would start cutting rates in March, in actuality, the easing cycle did not start until September. In the interim, markets were volatile due to mixed economic data which stoked investor concerns around the future path of interest rates. The results of the November election at first sparked a relief rally, but markets retreated in December on uncertainties regarding the incoming administration's policies around tariffs and immigration and their potential impact on inflation and Fed decisions. Treasury yields declined to a low of 3.62% in September, but ultimately ended the year higher, with 10-year yields at 4.56% (compared to 3.92% at the start of the Period), resulting in muted returns for the sector. Aggregate returns were mostly buoyed by the credit sector which saw 21 basis points of spread compression over the period, reaching historical tights.

Fund Performance

The Fund's benchmark is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSAFX	Bloomberg U.S. Aggregate Bond Index
12/31/14	$10,000	$10,000
01/31/15	$10,213	$10,210
02/28/15	$10,129	$10,114
03/31/15	$10,177	$10,161
04/30/15	$10,133	$10,124
05/31/15	$10,109	$10,100
06/30/15	$9,997	$9,990
07/31/15	$10,074	$10,059
08/31/15	$10,051	$10,045
09/30/15	$10,117	$10,113
10/31/15	$10,125	$10,114
11/30/15	$10,102	$10,088
12/31/15	$10,065	$10,055
01/31/16	$10,202	$10,193
02/29/16	$10,280	$10,266
03/31/16	$10,374	$10,360
04/30/16	$10,413	$10,400
05/31/16	$10,415	$10,402
06/30/16	$10,600	$10,589
07/31/16	$10,652	$10,656
08/31/16	$10,640	$10,644
09/30/16	$10,628	$10,638
10/31/16	$10,545	$10,556
11/30/16	$10,295	$10,307
12/31/16	$10,306	$10,321
01/31/17	$10,323	$10,341
02/28/17	$10,393	$10,411
03/31/17	$10,381	$10,405
04/30/17	$10,463	$10,486
05/31/17	$10,538	$10,567
06/30/17	$10,529	$10,556
07/31/17	$10,573	$10,601
08/31/17	$10,669	$10,696
09/30/17	$10,615	$10,645
10/31/17	$10,618	$10,652
11/30/17	$10,609	$10,638
12/31/17	$10,654	$10,687
01/31/18	$10,526	$10,564
02/28/18	$10,422	$10,464
03/31/18	$10,487	$10,531
04/30/18	$10,403	$10,452
05/31/18	$10,481	$10,527
06/30/18	$10,473	$10,514
07/31/18	$10,475	$10,516
08/31/18	$10,543	$10,584
09/30/18	$10,471	$10,516
10/31/18	$10,387	$10,433
11/30/18	$10,446	$10,495
12/31/18	$10,642	$10,688
01/31/19	$10,762	$10,801
02/28/19	$10,755	$10,795
03/31/19	$10,958	$11,003
04/30/19	$10,962	$11,005
05/31/19	$11,155	$11,201
06/30/19	$11,294	$11,341
07/31/19	$11,321	$11,366
08/31/19	$11,616	$11,661
09/30/19	$11,554	$11,599
10/31/19	$11,592	$11,634
11/30/19	$11,574	$11,628
12/31/19	$11,567	$11,620
01/31/20	$11,792	$11,843
02/29/20	$12,002	$12,056
03/31/20	$11,938	$11,985
04/30/20	$12,172	$12,198
05/31/20	$12,236	$12,255
06/30/20	$12,317	$12,332
07/31/20	$12,500	$12,517
08/31/20	$12,400	$12,416
09/30/20	$12,392	$12,409
10/31/20	$12,336	$12,353
11/30/20	$12,460	$12,475
12/31/20	$12,475	$12,492
01/31/21	$12,382	$12,402
02/28/21	$12,196	$12,223
03/31/21	$12,042	$12,071
04/30/21	$12,136	$12,166
05/31/21	$12,175	$12,206
06/30/21	$12,259	$12,291
07/31/21	$12,397	$12,429
08/31/21	$12,372	$12,405
09/30/21	$12,263	$12,298
10/31/21	$12,257	$12,294
11/30/21	$12,292	$12,331
12/31/21	$12,260	$12,299
01/31/22	$11,995	$12,034
02/28/22	$11,859	$11,900
03/31/22	$11,528	$11,569
04/30/22	$11,083	$11,130
05/31/22	$11,158	$11,202
06/30/22	$10,978	$11,026
07/31/22	$11,254	$11,296
08/31/22	$10,931	$10,977
09/30/22	$10,454	$10,502
10/31/22	$10,318	$10,366
11/30/22	$10,699	$10,748
12/31/22	$10,629	$10,699
01/31/23	$10,974	$11,028
02/28/23	$10,689	$10,743
03/31/23	$10,965	$11,016
04/30/23	$11,030	$11,083
05/31/23	$10,910	$10,962
06/30/23	$10,872	$10,923
07/31/23	$10,865	$10,915
08/31/23	$10,794	$10,846
09/30/23	$10,521	$10,570
10/31/23	$10,355	$10,403
11/30/23	$10,822	$10,874
12/31/23	$11,226	$11,291
01/31/24	$11,203	$11,260
02/29/24	$11,044	$11,101
03/31/24	$11,140	$11,203
04/30/24	$10,865	$10,920
05/31/24	$11,049	$11,105
06/30/24	$11,154	$11,210
07/31/24	$11,414	$11,472
08/31/24	$11,578	$11,637
09/30/24	$11,734	$11,793
10/31/24	$11,443	$11,500
11/30/24	$11,571	$11,622
12/31/24	$11,376	$11,432

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSAFX	1.34%	(0.33%)	1.30%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$4,116,422,849
  Number of Portfolio Holdings5,654
  Portfolio Turnover Rate16%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Maturity Weightings

Maturity Duration	%
0 to 1 Year	2.9%
1 to 2 Years	11.8%
2 to 3 Years	9.1%
3 to 5 Years	16.3%
5 to 10 Years	18.6%
10 to 20 Years	9.7%
20 to 30 Years	28.7%
Greater than 30 Years	4.5%

Top Security Type

Asset	%
U.S. Treasury Obligations	43.8%
U.S. Government Agency Obligations	26.2%
Corporate Bonds & Notes	24.1%
Foreign Government Obligations	2.9%
Short-Term Investments	2.8%
Mortgage-Backed Securities	0.6%
Municipal Bonds & Notes	0.4%
Asset-Backed Securities	0.4%
Commercial Mortgage Backed Securities	0.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/resources/master-portfolio-fund-documents.

State Street Balanced Index Fund

Class K: SSBIX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Balanced Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$4	0.04%

How did the Fund perform last year and what affected its performance?

The drivers of the Fund’s absolute performance were its positions in the Dow Jones U.S. Total Stock Market Index and the Bloomberg U.S. Aggregate Bond Index. Both of which posted positive returns for the year. The main driver of the fund’s absolute performance was its position in the Dow Jones U.S. Total Stock Market Index which returned 23.78% for the reporting period.

The Fund used equity futures in order to actively manage equity exposure and during the reporting period. The Fund’s use of these derivatives contributed to Fund liquidity versus utilizing cash instruments only.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSBIX	S&P 500 Index	State Street Balanced Composite Index
10/27/23	$10,000	$10,000	$10,000
10/31/23	$10,100	$10,187	$10,099
11/30/23	$10,850	$11,118	$10,853
12/31/23	$11,359	$11,623	$11,371
01/31/24	$11,430	$11,818	$11,433
02/29/24	$11,731	$12,449	$11,744
03/31/24	$12,002	$12,850	$12,021
04/30/24	$11,570	$12,325	$11,581
05/31/24	$11,982	$12,936	$11,988
06/30/24	$12,254	$13,400	$12,257
07/31/24	$12,495	$13,563	$12,507
08/31/24	$12,726	$13,892	$12,740
09/30/24	$12,907	$14,189	$12,965
10/31/24	$12,716	$14,060	$12,781
11/30/24	$13,279	$14,885	$13,349
12/31/24	$12,949	$14,531	$13,017

Average Annual Total Returns (%)

Name	1 Year	Since Inception 10/27/23
SSBIX	13.99%	24.53%
S&P 500 Index	25.02%	37.33%
State Street Balanced Composite Index	14.48%	25.08%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$559,877,189
  Number of Portfolio Holdings2,620
  Portfolio Turnover Rate14%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
State Street Aggregate Bond Index Portfolio	40.2%
Apple, Inc.	3.9%
NVIDIA Corp.	3.4%
Microsoft Corp.	3.3%
Amazon.com, Inc.	2.1%
Meta Platforms, Inc., Class A	1.3%
Tesla, Inc.	1.2%
Alphabet, Inc., Class A	1.2%
Broadcom, Inc.	1.1%
Alphabet, Inc., Class C	0.9%

Top Security Type

Asset	%
Common Stocks	59.5%
Mutual Funds and Exchange Traded Products	40.2%
Short-Term Investments	0.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SSBIX

State Street Emerging Markets Equity Index Fund

Class K: SSKEX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Emerging Markets Equity Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$16	0.15%

How did the Fund perform last year and what affected its performance?

Global economic activity expanded last year, closing 2024 on a high note as strong growth in service sector activity offset manufacturing weakness. Inflation ticked higher in major economies, sitting above central banks targets, while unemployment rate remained at or near historical lows. EM underperformed DM during 2024, with the MSCI EM Index (USD) returning 7.5% during the period. The global macro cycle has come to a critical juncture with the inauguration of the next U.S. presidency. The president-elect made a few announcements on imposing tariffs on a broad swathe of U.S. imports that impacted EM in the 4th quarter. Brazilian equities performed poorly, with the local currency weakening amid growing concerns over the country’s fiscal outlook. South Korea also faced losses due to political instability, as both the president and acting president were impeached in December. Taiwan, China and India were the strongest contributors to the Fund's performance. Taiwan’s performance was largely driven by sustained optimism surrounding a growing demand for AI. Taiwan Semiconductor, Tencent, and Meituan were the strongest contributors to the Fund's performance. The weakest contributors were Samsung Electronics, PDD, and Vale.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSKEX	MSCI Emerging Markets Index	MSCI All Country World ex USA Index
12/18/15	$10,000	$10,000	$10,000
01/31/16	$9,453	$9,422	$9,456
02/29/16	$9,383	$9,406	$9,347
03/31/16	$10,616	$10,651	$10,107
04/30/16	$10,656	$10,709	$10,374
05/31/16	$10,255	$10,309	$10,198
06/30/16	$10,706	$10,721	$10,042
07/31/16	$11,197	$11,261	$10,539
08/31/16	$11,468	$11,541	$10,606
09/30/16	$11,658	$11,689	$10,736
10/31/16	$11,638	$11,717	$10,582
11/30/16	$11,097	$11,178	$10,337
12/31/16	$11,097	$11,202	$10,602
01/31/17	$11,722	$11,815	$10,977
02/28/17	$12,061	$12,177	$11,152
03/31/17	$12,368	$12,485	$11,435
04/30/17	$12,635	$12,758	$11,680
05/31/17	$13,004	$13,135	$12,059
06/30/17	$13,138	$13,267	$12,096
07/31/17	$13,917	$14,058	$12,542
08/31/17	$14,235	$14,372	$12,608
09/30/17	$14,173	$14,315	$12,842
10/31/17	$14,655	$14,816	$13,083
11/30/17	$14,717	$14,846	$13,190
12/31/17	$15,223	$15,379	$13,484
01/31/18	$16,487	$16,661	$14,236
02/28/18	$15,623	$15,892	$13,564
03/31/18	$15,518	$15,597	$13,325
04/30/18	$15,286	$15,528	$13,538
05/31/18	$14,802	$14,978	$13,225
06/30/18	$14,181	$14,355	$12,977
07/31/18	$14,507	$14,671	$13,287
08/31/18	$14,097	$14,274	$13,009
09/30/18	$14,023	$14,198	$13,068
10/31/18	$12,812	$12,962	$12,005
11/30/18	$13,328	$13,496	$12,119
12/31/18	$12,974	$13,139	$11,570
01/31/19	$14,146	$14,289	$12,445
02/28/19	$14,135	$14,321	$12,688
03/31/19	$14,244	$14,441	$12,763
04/30/19	$14,536	$14,745	$13,100
05/31/19	$13,495	$13,675	$12,397
06/30/19	$14,330	$14,529	$13,144
07/31/19	$14,081	$14,351	$12,985
08/31/19	$13,463	$13,651	$12,584
09/30/19	$13,712	$13,912	$12,908
10/31/19	$14,298	$14,499	$13,358
11/30/19	$14,265	$14,479	$13,476
12/31/19	$15,327	$15,559	$14,059
01/31/20	$14,468	$14,834	$13,682
02/29/20	$13,899	$14,051	$12,600
03/31/20	$11,646	$11,887	$10,776
04/30/20	$12,712	$12,976	$11,592
05/31/20	$12,886	$13,075	$11,972
06/30/20	$13,870	$14,037	$12,513
07/31/20	$15,059	$15,291	$13,071
08/31/20	$15,389	$15,629	$13,630
09/30/20	$15,204	$15,378	$13,295
10/31/20	$15,488	$15,695	$13,009
11/30/20	$16,878	$17,147	$14,759
12/31/20	$18,113	$18,407	$15,557
01/31/21	$18,656	$18,972	$15,591
02/28/21	$18,795	$19,117	$15,899
03/31/21	$18,513	$18,828	$16,100
04/30/21	$18,977	$19,297	$16,574
05/31/21	$19,186	$19,744	$17,093
06/30/21	$19,436	$19,778	$16,982
07/31/21	$18,129	$18,447	$16,702
08/31/21	$18,588	$18,930	$17,020
09/30/21	$17,797	$18,178	$16,475
10/31/21	$18,017	$18,357	$16,868
11/30/21	$17,245	$17,609	$16,108
12/31/21	$17,605	$17,939	$16,774
01/31/22	$17,508	$17,600	$16,156
02/28/22	$16,715	$17,074	$15,836
03/31/22	$16,215	$16,688	$15,861
04/30/22	$15,283	$15,760	$14,865
05/31/22	$15,529	$15,829	$14,972
06/30/22	$14,486	$14,777	$13,684
07/31/22	$14,461	$14,741	$14,153
08/31/22	$14,391	$14,803	$13,697
09/30/22	$12,718	$13,067	$12,328
10/31/22	$12,396	$12,661	$12,697
11/30/22	$14,384	$14,539	$14,195
12/31/22	$14,040	$14,335	$14,089
01/31/23	$15,217	$15,467	$15,232
02/28/23	$14,155	$14,464	$14,697
03/31/23	$14,620	$14,902	$15,057
04/30/23	$14,499	$14,733	$15,318
05/31/23	$14,189	$14,486	$14,761
06/30/23	$14,762	$15,036	$15,424
07/31/23	$15,638	$15,972	$16,051
08/31/23	$14,673	$14,988	$15,326
09/30/23	$14,278	$14,596	$14,842
10/31/23	$13,746	$14,029	$14,229
11/30/23	$14,820	$15,152	$15,510
12/31/23	$15,370	$15,744	$16,290
01/31/24	$14,651	$15,013	$16,128
02/29/24	$15,352	$15,727	$16,536
03/31/24	$15,690	$16,117	$17,053
04/30/24	$15,700	$16,189	$16,747
05/31/24	$15,937	$16,280	$17,233
06/30/24	$16,479	$16,922	$17,216
07/31/24	$16,603	$16,973	$17,615
08/31/24	$16,740	$17,247	$18,117
09/30/24	$17,820	$18,398	$18,605
10/31/24	$16,994	$17,580	$17,692
11/30/24	$16,492	$16,948	$17,532
12/31/24	$16,448	$16,925	$17,191

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 12/18/15
SSKEX	7.01%	1.42%	5.66%
MSCI Emerging Markets Index	7.50%	1.70%	6.00%
MSCI All Country World ex USA Index	5.53%	4.10%	6.18%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$612,859,855
  Number of Portfolio Holdings1,254
  Portfolio Turnover Rate7%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	10.1%
Tencent Holdings Ltd.	4.4%
Alibaba Group Holding Ltd.	2.2%
Samsung Electronics Co. Ltd.	2.1%
HDFC Bank Ltd.	1.5%
Meituan, Class B	1.2%
MSCI CHINA A INCLUSION Net Return USD Index (expiring 08/31/27)	1.1%
Reliance Industries Ltd.	1.1%
China Construction Bank Corp., Class H	1.0%
ICICI Bank Ltd.	1.0%

Top Ten Countries

Country	%
China	24.1%
Taiwan	18.8%
India	18.6%
South Korea	8.5%
Saudi Arabia	4.0%
Brazil	3.8%
Switzerland	2.7%
South Africa	2.6%
Mexico	1.8%
Malaysia	1.5%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more information contact 1-800-647-7327 (toll free) or wait for the next filing to be available.

Effective October 1, 2024, the management fee for the Fund was reduced from 0.14% to 0.08% and the Fund’s existing contractual expense limitation agreement with the Adviser was amended to lower the Fund’s net annual operating expenses to 0.074%, subject to certain exceptions as described in the Fund's prospectus.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SSKEX

State Street Equity 500 Index Fund

Administrative Shares: STFAX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Equity 500 Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Shares	$17	0.15%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

How did the Fund perform last year and what affected its performance?

Nine of the twelve months posted positive returns for the reporting period. U.S. equities rallied for a second straight quarter in Q1 2024. At 10.4%, the S&P 500 Index posted its biggest first-quarter gain since 2019 and its fifth gain in the last six quarters. The Index returned a 4.2% for the second quarter. Major U.S. equity indices were mixed in Q2, with a tough start to the quarter in April. The momentum changed in the middle of the month due to a strong jobs report, ending up positive in May and June. Major U.S. equity indices were higher in Q3. The S&P 500 Index was positive at 5.9% for Q3, up for the fourth consecutive quarter and the seventh of the past eight. Breaking the quarter by month, the Index was high mid-July, slid in early August, then rallied steadily for much of the remainder of the quarter, finishing near record levels. U.S. equities delivered a strong performance in 2024, with the S&P 500 returning 2.4% in Q4, bringing the year’s tally to almost 25%, making it the top-performing equity market. While the Magnificent Seven continued to generate outsized returns, broader economic momentum began to translate into stronger earnings expectations.

Fund Performance

The Fund's benchmark is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $25,000,000 Investment

(Based on Net Asset Value)

	STFAX	S&P 500 Index
12/31/14	$25,000,000	$25,000,000
01/31/15	$24,247,250	$24,249,519
02/28/15	$25,622,467	$25,643,176
03/31/15	$25,217,140	$25,237,642
04/30/15	$25,448,755	$25,479,752
05/31/15	$25,781,702	$25,807,403
06/30/15	$25,275,043	$25,307,822
07/31/15	$25,796,178	$25,838,052
08/31/15	$24,218,298	$24,279,143
09/30/15	$23,595,831	$23,678,393
10/31/15	$25,607,991	$25,675,761
11/30/15	$25,680,371	$25,752,117
12/31/15	$25,271,024	$25,345,958
01/31/16	$24,005,265	$24,088,185
02/29/16	$23,990,547	$24,055,685
03/31/16	$25,594,823	$25,687,579
04/30/16	$25,683,132	$25,787,163
05/31/16	$26,139,394	$26,250,253
06/30/16	$26,212,984	$26,318,269
07/31/16	$27,169,663	$27,288,591
08/31/16	$27,213,817	$27,326,905
09/30/16	$27,199,099	$27,332,072
10/31/16	$26,683,964	$26,833,503
11/30/16	$27,684,797	$27,827,278
12/31/16	$28,240,556	$28,377,315
01/31/17	$28,750,476	$28,915,532
02/28/17	$29,905,294	$30,063,650
03/31/17	$29,920,292	$30,098,719
04/30/17	$30,220,245	$30,407,830
05/31/17	$30,640,178	$30,835,753
06/30/17	$30,805,153	$31,028,216
07/31/17	$31,450,051	$31,666,239
08/31/17	$31,510,042	$31,763,176
09/30/17	$32,184,935	$32,418,391
10/31/17	$32,919,820	$33,174,888
11/30/17	$33,924,662	$34,192,354
12/31/17	$34,292,322	$34,572,527
01/31/18	$36,259,134	$36,551,941
02/28/18	$34,942,639	$35,204,742
03/31/18	$34,038,540	$34,310,074
04/30/18	$34,133,708	$34,441,725
05/31/18	$34,974,362	$35,271,149
06/30/18	$35,180,560	$35,488,241
07/31/18	$36,449,471	$36,808,887
08/31/18	$37,654,937	$38,008,316
09/30/18	$37,861,135	$38,224,656
10/31/18	$35,259,867	$35,611,995
11/30/18	$35,989,491	$36,337,710
12/31/18	$32,727,248	$33,056,747
01/31/19	$35,326,765	$35,705,776
02/28/19	$36,459,887	$36,852,226
03/31/19	$37,176,421	$37,568,328
04/30/19	$38,676,142	$39,089,457
05/31/19	$36,226,597	$36,605,393
06/30/19	$38,742,796	$39,185,205
07/31/19	$39,292,694	$39,748,379
08/31/19	$38,676,142	$39,118,752
09/30/19	$39,392,675	$39,850,681
10/31/19	$40,225,854	$40,713,836
11/30/19	$41,692,248	$42,191,703
12/31/19	$42,917,535	$43,465,133
01/31/20	$42,917,535	$43,448,091
02/29/20	$39,390,305	$39,871,480
03/31/20	$34,507,783	$34,946,839
04/30/20	$38,924,641	$39,426,806
05/31/20	$40,766,446	$41,304,628
06/30/20	$41,563,982	$42,126,062
07/31/20	$43,907,940	$44,501,346
08/31/20	$47,045,959	$47,700,126
09/30/20	$45,249,330	$45,887,680
10/31/20	$44,039,994	$44,667,352
11/30/20	$48,833,900	$49,556,818
12/31/20	$50,703,488	$51,462,187
01/31/21	$50,173,228	$50,942,635
02/28/21	$51,514,786	$52,347,374
03/31/21	$53,768,392	$54,639,963
04/30/21	$56,621,193	$57,556,030
05/31/21	$57,013,585	$57,958,022
06/30/21	$58,330,398	$59,311,040
07/31/21	$59,702,005	$60,719,968
08/31/21	$61,508,425	$62,566,199
09/30/21	$58,643,252	$59,656,259
10/31/21	$62,738,629	$63,835,883
11/30/21	$62,296,745	$63,393,568
12/31/21	$65,061,108	$66,234,622
01/31/22	$61,682,747	$62,807,176
02/28/22	$59,827,640	$60,926,638
03/31/22	$62,043,613	$63,188,816
04/30/22	$56,623,365	$57,678,636
05/31/22	$56,739,423	$57,784,454
06/30/22	$52,040,908	$53,014,708
07/31/22	$56,821,026	$57,902,900
08/31/22	$54,501,689	$55,541,511
09/30/22	$49,480,389	$50,426,214
10/31/22	$53,471,679	$54,508,789
11/30/22	$56,449,279	$57,554,959
12/31/22	$53,170,871	$54,238,960
01/31/23	$56,506,190	$57,647,006
02/28/23	$55,118,786	$56,240,479
03/31/23	$57,127,747	$58,305,305
04/30/23	$58,011,986	$59,215,360
05/31/23	$58,261,719	$59,472,749
06/30/23	$62,102,053	$63,402,427
07/31/23	$64,085,116	$65,439,228
08/31/23	$63,065,836	$64,397,335
09/30/23	$60,056,095	$61,327,005
10/31/23	$58,788,932	$60,037,510
11/30/23	$64,144,312	$65,520,460
12/31/23	$67,037,489	$68,497,095
01/31/24	$68,152,336	$69,648,138
02/29/24	$71,784,520	$73,367,043
03/31/24	$74,081,896	$75,727,597
04/30/24	$71,053,195	$72,634,537
05/31/24	$74,565,059	$76,236,097
06/30/24	$77,227,157	$78,971,608
07/31/24	$78,157,763	$79,932,881
08/31/24	$80,045,296	$81,871,789
09/30/24	$81,733,547	$83,620,333
10/31/24	$80,981,542	$82,862,015
11/30/24	$85,721,054	$87,726,110
12/31/24	$83,664,889	$85,634,876

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
STFAX	24.80%	14.28%	12.84%
S&P 500 Index	25.02%	14.53%	13.10%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$8,863,495,814
  Number of Portfolio Holdings506
  Portfolio Turnover Rate4%
  Total Advisory Fees Paid$0

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
Apple, Inc.	7.5%
NVIDIA Corp.	6.5%
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc., Class A	2.2%
Broadcom, Inc.	2.1%
Alphabet, Inc., Class C	1.8%
Berkshire Hathaway, Inc., Class B	1.6%

Top Ten Sectors

Sector	%
Information Technology	32.1%
Financials	13.5%
Consumer Discretionary	11.1%
Health Care	10.0%
Communication Services	9.3%
Industrials	8.0%
Consumer Staples	5.4%
Energy	3.1%
Utilities	2.3%
Real Estate	2.1%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR STFAX

State Street Equity 500 Index Fund

Class A: SSSVX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Equity 500 Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.44%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

How did the Fund perform last year and what affected its performance?

Nine of the twelve months posted positive returns for the reporting period. U.S. equities rallied for a second straight quarter in Q1 2024. At 10.4%, the S&P 500 Index posted its biggest first-quarter gain since 2019 and its fifth gain in the last six quarters. The Index returned a 4.2% for the second quarter. Major U.S. equity indices were mixed in Q2, with a tough start to the quarter in April. The momentum changed in the middle of the month due to a strong jobs report, ending up positive in May and June. Major U.S. equity indices were higher in Q3. The S&P 500 Index was positive at 5.9% for Q3, up for the fourth consecutive quarter and the seventh of the past eight. Breaking the quarter by month, the Index was high mid-July, slid in early August, then rallied steadily for much of the remainder of the quarter, finishing near record levels. U.S. equities delivered a strong performance in 2024, with the S&P 500 returning 2.4% in Q4, bringing the year’s tally to almost 25%, making it the top-performing equity market. While the Magnificent Seven continued to generate outsized returns, broader economic momentum began to translate into stronger earnings expectations.

Fund Performance

The Fund's benchmark is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSSVX with load	S&P 500 Index
12/31/14	$9,475	$10,000
01/31/15	$9,184	$10,000
02/28/15	$9,711	$10,000
03/31/15	$9,552	$10,000
04/30/15	$9,640	$10,000
05/31/15	$9,760	$10,000
06/30/15	$9,568	$10,000
07/31/15	$9,760	$10,000
08/31/15	$9,162	$10,000
09/30/15	$8,926	$10,000
10/31/15	$9,683	$10,279
11/30/15	$9,705	$10,309
12/31/15	$9,549	$10,146
01/31/16	$9,071	$9,643
02/29/16	$9,060	$9,630
03/31/16	$9,666	$10,283
04/30/16	$9,699	$10,323
05/31/16	$9,866	$10,509
06/30/16	$9,894	$10,536
07/31/16	$10,250	$10,924
08/31/16	$10,267	$10,940
09/30/16	$10,261	$10,942
10/31/16	$10,061	$10,742
11/30/16	$10,434	$11,140
12/31/16	$10,639	$11,360
01/31/17	$10,831	$11,575
02/28/17	$11,261	$12,035
03/31/17	$11,267	$12,049
04/30/17	$11,374	$12,173
05/31/17	$11,532	$12,344
06/30/17	$11,594	$12,421
07/31/17	$11,832	$12,677
08/31/17	$11,854	$12,715
09/30/17	$12,103	$12,978
10/31/17	$12,380	$13,281
11/30/17	$12,747	$13,688
12/31/17	$12,886	$13,840
01/31/18	$13,619	$14,632
02/28/18	$13,119	$14,093
03/31/18	$12,779	$13,735
04/30/18	$12,815	$13,788
05/31/18	$13,125	$14,120
06/30/18	$13,202	$14,207
07/31/18	$13,679	$14,735
08/31/18	$14,131	$15,215
09/30/18	$14,203	$15,302
10/31/18	$13,232	$14,256
11/30/18	$13,500	$14,547
12/31/18	$12,278	$13,233
01/31/19	$13,253	$14,294
02/28/19	$13,678	$14,753
03/31/19	$13,947	$15,039
04/30/19	$14,503	$15,648
05/31/19	$13,584	$14,654
06/30/19	$14,528	$15,687
07/31/19	$14,728	$15,912
08/31/19	$14,497	$15,660
09/30/19	$14,760	$15,953
10/31/19	$15,060	$16,299
11/30/19	$15,604	$16,890
12/31/19	$16,057	$17,400
01/31/20	$16,051	$17,393
02/29/20	$14,725	$15,961
03/31/20	$12,898	$13,990
04/30/20	$14,550	$15,783
05/31/20	$15,234	$16,535
06/30/20	$15,529	$16,864
07/31/20	$16,400	$17,815
08/31/20	$17,568	$19,095
09/30/20	$16,893	$18,370
10/31/20	$16,437	$17,881
11/30/20	$18,222	$19,839
12/31/20	$18,914	$20,601
01/31/21	$18,712	$20,393
02/28/21	$19,208	$20,956
03/31/21	$20,043	$21,873
04/30/21	$21,101	$23,041
05/31/21	$21,242	$23,202
06/30/21	$21,728	$23,743
07/31/21	$22,233	$24,307
08/31/21	$22,900	$25,047
09/30/21	$21,827	$23,882
10/31/21	$23,346	$25,555
11/30/21	$23,176	$25,378
12/31/21	$24,198	$26,515
01/31/22	$22,935	$25,143
02/28/22	$22,241	$24,390
03/31/22	$23,059	$25,296
04/30/22	$21,039	$23,090
05/31/22	$21,077	$23,132
06/30/22	$19,327	$21,223
07/31/22	$21,097	$23,180
08/31/22	$20,230	$22,234
09/30/22	$18,362	$20,187
10/31/22	$19,838	$21,821
11/30/22	$20,938	$23,040
12/31/22	$19,717	$21,713
01/31/23	$20,948	$23,077
02/28/23	$20,429	$22,514
03/31/23	$21,168	$23,341
04/30/23	$21,490	$23,705
05/31/23	$21,578	$23,808
06/30/23	$22,995	$25,381
07/31/23	$23,722	$26,197
08/31/23	$23,340	$25,780
09/30/23	$22,220	$24,550
10/31/23	$21,746	$24,034
11/30/23	$23,721	$26,229
12/31/23	$24,784	$27,421
01/31/24	$25,190	$27,882
02/29/24	$26,526	$29,370
03/31/24	$27,368	$30,315
04/30/24	$26,243	$29,077
05/31/24	$27,532	$30,519
06/30/24	$28,509	$31,614
07/31/24	$28,848	$31,999
08/31/24	$29,537	$32,775
09/30/24	$30,153	$33,475
10/31/24	$29,868	$33,171
11/30/24	$31,607	$35,119
12/31/24	$30,842	$34,281

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSSVX	24.44%	13.94%	12.53%
SSSVX (Adjusted for the 5.25% Maximum Sales Charge)	17.91%	12.72%	11.92%
S&P 500 Index	25.02%	14.53%	13.10%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$8,863,495,814
  Number of Portfolio Holdings506
  Portfolio Turnover Rate4%
  Total Advisory Fees Paid$0

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
Apple, Inc.	7.5%
NVIDIA Corp.	6.5%
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc., Class A	2.2%
Broadcom, Inc.	2.1%
Alphabet, Inc., Class C	1.8%
Berkshire Hathaway, Inc., Class B	1.6%

Top Ten Sectors

Sector	%
Information Technology	32.1%
Financials	13.5%
Consumer Discretionary	11.1%
Health Care	10.0%
Communication Services	9.3%
Industrials	8.0%
Consumer Staples	5.4%
Energy	3.1%
Utilities	2.3%
Real Estate	2.1%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SSSVX

State Street Equity 500 Index Fund

Class I: SSSWX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Equity 500 Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$9	0.08%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

How did the Fund perform last year and what affected its performance?

Nine of the twelve months posted positive returns for the reporting period. U.S. equities rallied for a second straight quarter in Q1 2024. At 10.4%, the S&P 500 Index posted its biggest first-quarter gain since 2019 and its fifth gain in the last six quarters. The Index returned a 4.2% for the second quarter. Major U.S. equity indices were mixed in Q2, with a tough start to the quarter in April. The momentum changed in the middle of the month due to a strong jobs report, ending up positive in May and June. Major U.S. equity indices were higher in Q3. The S&P 500 Index was positive at 5.9% for Q3, up for the fourth consecutive quarter and the seventh of the past eight. Breaking the quarter by month, the Index was high mid-July, slid in early August, then rallied steadily for much of the remainder of the quarter, finishing near record levels. U.S. equities delivered a strong performance in 2024, with the S&P 500 returning 2.4% in Q4, bringing the year’s tally to almost 25%, making it the top-performing equity market. While the Magnificent Seven continued to generate outsized returns, broader economic momentum began to translate into stronger earnings expectations.

Fund Performance

The Fund's benchmark is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSSWX	S&P 500 Index
12/31/14	$10,000	$10,000
01/31/15	$9,699	$10,000
02/28/15	$10,249	$10,000
03/31/15	$10,087	$10,000
04/30/15	$10,180	$10,000
05/31/15	$10,313	$10,000
06/30/15	$10,110	$10,000
07/31/15	$10,313	$10,000
08/31/15	$9,687	$10,000
09/30/15	$9,438	$10,000
10/31/15	$10,243	$10,279
11/30/15	$10,266	$10,309
12/31/15	$10,103	$10,146
01/31/16	$9,603	$9,643
02/29/16	$9,591	$9,630
03/31/16	$10,239	$10,283
04/30/16	$10,274	$10,323
05/31/16	$10,456	$10,509
06/30/16	$10,486	$10,536
07/31/16	$10,862	$10,924
08/31/16	$10,880	$10,940
09/30/16	$10,880	$10,942
10/31/16	$10,668	$10,742
11/30/16	$11,068	$11,140
12/31/16	$11,291	$11,360
01/31/17	$11,495	$11,575
02/28/17	$11,950	$12,035
03/31/17	$11,962	$12,049
04/30/17	$12,076	$12,173
05/31/17	$12,244	$12,344
06/30/17	$12,310	$12,421
07/31/17	$12,567	$12,677
08/31/17	$12,597	$12,715
09/30/17	$12,861	$12,978
10/31/17	$13,161	$13,281
11/30/17	$13,556	$13,688
12/31/17	$13,702	$13,840
01/31/18	$14,487	$14,632
02/28/18	$13,962	$14,093
03/31/18	$13,601	$13,735
04/30/18	$13,639	$13,788
05/31/18	$13,974	$14,120
06/30/18	$14,057	$14,207
07/31/18	$14,570	$14,735
08/31/18	$15,051	$15,215
09/30/18	$15,133	$15,302
10/31/18	$14,095	$14,256
11/30/18	$14,392	$14,547
12/31/18	$13,092	$13,233
01/31/19	$14,131	$14,294
02/28/19	$14,591	$14,753
03/31/19	$14,877	$15,039
04/30/19	$15,477	$15,648
05/31/19	$14,497	$14,654
06/30/19	$15,503	$15,687
07/31/19	$15,723	$15,912
08/31/19	$15,477	$15,660
09/30/19	$15,763	$15,953
10/31/19	$16,096	$16,299
11/30/19	$16,676	$16,890
12/31/19	$17,172	$17,400
01/31/20	$17,165	$17,393
02/29/20	$15,754	$15,961
03/31/20	$13,802	$13,990
04/30/20	$15,571	$15,783
05/31/20	$16,307	$16,535
06/30/20	$16,625	$16,864
07/31/20	$17,562	$17,815
08/31/20	$18,816	$19,095
09/30/20	$18,097	$18,370
10/31/20	$17,613	$17,881
11/30/20	$19,529	$19,839
12/31/20	$20,276	$20,601
01/31/21	$20,062	$20,393
02/28/21	$20,599	$20,956
03/31/21	$21,498	$21,873
04/30/21	$22,639	$23,041
05/31/21	$22,794	$23,202
06/30/21	$23,320	$23,743
07/31/21	$23,867	$24,307
08/31/21	$24,589	$25,047
09/30/21	$23,442	$23,882
10/31/21	$25,078	$25,555
11/30/21	$24,900	$25,378
12/31/21	$26,004	$26,515
01/31/22	$24,652	$25,143
02/28/22	$23,910	$24,390
03/31/22	$24,795	$25,296
04/30/22	$22,628	$23,090
05/31/22	$22,674	$23,132
06/30/22	$20,795	$21,223
07/31/22	$22,704	$23,180
08/31/22	$21,776	$22,234
09/30/22	$19,770	$20,187
10/31/22	$21,363	$21,821
11/30/22	$22,552	$23,040
12/31/22	$21,241	$21,713
01/31/23	$22,573	$23,077
02/28/23	$22,017	$22,514
03/31/23	$22,819	$23,341
04/30/23	$23,171	$23,705
05/31/23	$23,270	$23,808
06/30/23	$24,804	$25,381
07/31/23	$25,594	$26,197
08/31/23	$25,186	$25,780
09/30/23	$23,983	$24,550
10/31/23	$23,475	$24,034
11/30/23	$25,613	$26,229
12/31/23	$26,768	$27,421
01/31/24	$27,211	$27,882
02/29/24	$28,660	$29,370
03/31/24	$29,577	$30,315
04/30/24	$28,366	$29,077
05/31/24	$29,768	$30,519
06/30/24	$30,835	$31,614
07/31/24	$31,210	$31,999
08/31/24	$31,968	$32,775
09/30/24	$32,646	$33,475
10/31/24	$32,351	$33,171
11/30/24	$34,248	$35,119
12/31/24	$33,430	$34,281

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSSWX	24.89%	14.25%	12.83%
S&P 500 Index	25.02%	14.53%	13.10%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$8,863,495,814
  Number of Portfolio Holdings506
  Portfolio Turnover Rate4%
  Total Advisory Fees Paid$0

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
Apple, Inc.	7.5%
NVIDIA Corp.	6.5%
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc., Class A	2.2%
Broadcom, Inc.	2.1%
Alphabet, Inc., Class C	1.8%
Berkshire Hathaway, Inc., Class B	1.6%

Top Ten Sectors

Sector	%
Information Technology	32.1%
Financials	13.5%
Consumer Discretionary	11.1%
Health Care	10.0%
Communication Services	9.3%
Industrials	8.0%
Consumer Staples	5.4%
Energy	3.1%
Utilities	2.3%
Real Estate	2.1%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SSSWX

State Street Equity 500 Index Fund

Class K: SSSYX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Equity 500 Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$0	0.00%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

How did the Fund perform last year and what affected its performance?

Nine of the twelve months posted positive returns for the reporting period. U.S. equities rallied for a second straight quarter in Q1 2024. At 10.4%, the S&P 500 Index posted its biggest first-quarter gain since 2019 and its fifth gain in the last six quarters. The Index returned a 4.2% for the second quarter. Major U.S. equity indices were mixed in Q2, with a tough start to the quarter in April. The momentum changed in the middle of the month due to a strong jobs report, ending up positive in May and June. Major U.S. equity indices were higher in Q3. The S&P 500 Index was positive at 5.9% for Q3, up for the fourth consecutive quarter and the seventh of the past eight. Breaking the quarter by month, the Index was high mid-July, slid in early August, then rallied steadily for much of the remainder of the quarter, finishing near record levels. U.S. equities delivered a strong performance in 2024, with the S&P 500 returning 2.4% in Q4, bringing the year’s tally to almost 25%, making it the top-performing equity market. While the Magnificent Seven continued to generate outsized returns, broader economic momentum began to translate into stronger earnings expectations.

Fund Performance

The Fund's benchmark is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSSYX	S&P 500 Index
12/31/14	$10,000	$10,000
01/31/15	$9,699	$10,000
02/28/15	$10,255	$10,000
03/31/15	$10,093	$10,000
04/30/15	$10,185	$10,000
05/31/15	$10,318	$10,000
06/30/15	$10,116	$10,000
07/31/15	$10,324	$10,000
08/31/15	$9,699	$9,477
09/30/15	$9,450	$9,242
10/31/15	$10,261	$10,279
11/30/15	$10,290	$10,309
12/31/15	$10,123	$10,146
01/31/16	$9,622	$9,643
02/29/16	$9,610	$9,630
03/31/16	$10,259	$10,283
04/30/16	$10,294	$10,323
05/31/16	$10,483	$10,509
06/30/16	$10,512	$10,536
07/31/16	$10,896	$10,924
08/31/16	$10,913	$10,940
09/30/16	$10,913	$10,942
10/31/16	$10,707	$10,742
11/30/16	$11,108	$11,140
12/31/16	$11,330	$11,360
01/31/17	$11,540	$11,575
02/28/17	$11,998	$12,035
03/31/17	$12,010	$12,049
04/30/17	$12,130	$12,173
05/31/17	$12,298	$12,344
06/30/17	$12,371	$12,421
07/31/17	$12,629	$12,677
08/31/17	$12,659	$12,715
09/30/17	$12,930	$12,978
10/31/17	$13,231	$13,281
11/30/17	$13,628	$13,688
12/31/17	$13,778	$13,840
01/31/18	$14,568	$14,632
02/28/18	$14,046	$14,093
03/31/18	$13,682	$13,735
04/30/18	$13,727	$13,788
05/31/18	$14,065	$14,120
06/30/18	$14,148	$14,207
07/31/18	$14,664	$14,735
08/31/18	$15,148	$15,215
09/30/18	$15,231	$15,302
10/31/18	$14,186	$14,256
11/30/18	$14,485	$14,547
12/31/18	$13,168	$13,233
01/31/19	$14,221	$14,294
02/28/19	$14,677	$14,753
03/31/19	$14,972	$15,039
04/30/19	$15,575	$15,648
05/31/19	$14,590	$14,654
06/30/19	$15,602	$15,687
07/31/19	$15,830	$15,912
08/31/19	$15,582	$15,660
09/30/19	$15,870	$15,953
10/31/19	$16,206	$16,299
11/30/19	$16,802	$16,890
12/31/19	$17,301	$17,400
01/31/20	$17,301	$17,393
02/29/20	$15,880	$15,961
03/31/20	$13,912	$13,990
04/30/20	$15,699	$15,783
05/31/20	$16,444	$16,535
06/30/20	$16,768	$16,864
07/31/20	$17,716	$17,815
08/31/20	$18,984	$19,095
09/30/20	$18,261	$18,370
10/31/20	$17,775	$17,881
11/30/20	$19,713	$19,839
12/31/20	$20,470	$20,601
01/31/21	$20,258	$20,393
02/28/21	$20,803	$20,956
03/31/21	$21,716	$21,873
04/30/21	$22,871	$23,041
05/31/21	$23,032	$23,202
06/30/21	$23,567	$23,743
07/31/21	$24,125	$24,307
08/31/21	$24,857	$25,047
09/30/21	$23,702	$23,882
10/31/21	$25,361	$25,555
11/30/21	$25,185	$25,378
12/31/21	$26,306	$26,515
01/31/22	$24,943	$25,143
02/28/22	$24,196	$24,390
03/31/22	$25,095	$25,296
04/30/22	$22,905	$23,090
05/31/22	$22,955	$23,132
06/30/22	$21,058	$21,223
07/31/22	$22,994	$23,180
08/31/22	$22,058	$22,234
09/30/22	$20,029	$20,187
10/31/22	$21,647	$21,821
11/30/22	$22,856	$23,040
12/31/22	$21,531	$21,713
01/31/23	$22,884	$23,077
02/28/23	$22,324	$22,514
03/31/23	$23,141	$23,341
04/30/23	$23,502	$23,705
05/31/23	$23,607	$23,808
06/30/23	$25,166	$25,381
07/31/23	$25,973	$26,197
08/31/23	$25,563	$25,780
09/30/23	$24,346	$24,550
10/31/23	$23,836	$24,034
11/30/23	$26,010	$26,229
12/31/23	$27,187	$27,421
01/31/24	$27,642	$27,882
02/29/24	$29,119	$29,370
03/31/24	$30,054	$30,315
04/30/24	$28,830	$29,077
05/31/24	$30,258	$30,519
06/30/24	$31,342	$31,614
07/31/24	$31,723	$31,999
08/31/24	$32,494	$32,775
09/30/24	$33,184	$33,475
10/31/24	$32,883	$33,171
11/30/24	$34,811	$35,119
12/31/24	$33,980	$34,281

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSSYX	24.99%	14.45%	13.01%
S&P 500 Index	25.02%	14.53%	13.10%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$8,863,495,814
  Number of Portfolio Holdings506
  Portfolio Turnover Rate4%
  Total Advisory Fees Paid$0

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
Apple, Inc.	7.5%
NVIDIA Corp.	6.5%
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc., Class A	2.2%
Broadcom, Inc.	2.1%
Alphabet, Inc., Class C	1.8%
Berkshire Hathaway, Inc., Class B	1.6%

Top Ten Sectors

Sector	%
Information Technology	32.1%
Financials	13.5%
Consumer Discretionary	11.1%
Health Care	10.0%
Communication Services	9.3%
Industrials	8.0%
Consumer Staples	5.4%
Energy	3.1%
Utilities	2.3%
Real Estate	2.1%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SSSYX

State Street Equity 500 Index Fund

Class R Shares: SSFRX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Equity 500 Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$67	0.60%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

How did the Fund perform last year and what affected its performance?

Nine of the twelve months posted positive returns for the reporting period. U.S. equities rallied for a second straight quarter in Q1 2024. At 10.4%, the S&P 500 Index posted its biggest first-quarter gain since 2019 and its fifth gain in the last six quarters. The Index returned a 4.2% for the second quarter. Major U.S. equity indices were mixed in Q2, with a tough start to the quarter in April. The momentum changed in the middle of the month due to a strong jobs report, ending up positive in May and June. Major U.S. equity indices were higher in Q3. The S&P 500 Index was positive at 5.9% for Q3, up for the fourth consecutive quarter and the seventh of the past eight. Breaking the quarter by month, the Index was high mid-July, slid in early August, then rallied steadily for much of the remainder of the quarter, finishing near record levels. U.S. equities delivered a strong performance in 2024, with the S&P 500 returning 2.4% in Q4, bringing the year’s tally to almost 25%, making it the top-performing equity market. While the Magnificent Seven continued to generate outsized returns, broader economic momentum began to translate into stronger earnings expectations.

Fund Performance

The Fund's benchmark is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $25,000,000 Investment

(Based on Net Asset Value)

	SSFRX	S&P 500 Index
12/31/14	$25,000,000	$25,000,000
01/31/15	$24,232,329	$24,249,519
02/28/15	$25,608,343	$25,643,176
03/31/15	$25,188,297	$25,237,642
04/30/15	$25,405,562	$25,479,752
05/31/15	$25,724,218	$25,807,403
06/30/15	$25,217,265	$25,307,822
07/31/15	$25,724,218	$25,838,052
08/31/15	$24,145,423	$24,279,143
09/30/15	$23,522,596	$23,678,393
10/31/15	$25,506,952	$25,675,761
11/30/15	$25,564,890	$25,752,117
12/31/15	$25,144,153	$25,345,958
01/31/16	$23,897,941	$24,088,185
02/29/16	$23,853,957	$24,055,685
03/31/16	$25,452,040	$25,687,579
04/30/16	$25,540,008	$25,787,163
05/31/16	$25,979,848	$26,250,253
06/30/16	$26,038,493	$26,318,269
07/31/16	$26,976,817	$27,288,591
08/31/16	$27,006,140	$27,326,905
09/30/16	$26,991,478	$27,332,072
10/31/16	$26,463,671	$26,833,503
11/30/16	$27,445,979	$27,827,278
12/31/16	$27,975,505	$28,377,315
01/31/17	$28,481,176	$28,915,532
02/28/17	$29,611,500	$30,063,650
03/31/17	$29,611,500	$30,098,719
04/30/17	$29,894,081	$30,407,830
05/31/17	$30,295,643	$30,835,753
06/30/17	$30,459,243	$31,028,216
07/31/17	$31,083,895	$31,666,239
08/31/17	$31,143,386	$31,763,176
09/30/17	$31,782,911	$32,418,391
10/31/17	$32,511,672	$33,174,888
11/30/17	$33,478,396	$34,192,354
12/31/17	$33,839,038	$34,572,527
01/31/18	$35,749,433	$36,551,941
02/28/18	$34,449,738	$35,204,742
03/31/18	$33,541,518	$34,310,074
04/30/18	$33,635,472	$34,441,725
05/31/18	$34,434,079	$35,271,149
06/30/18	$34,621,987	$35,488,241
07/31/18	$35,874,705	$36,808,887
08/31/18	$37,033,469	$38,008,316
09/30/18	$37,221,376	$38,224,656
10/31/18	$34,653,305	$35,611,995
11/30/18	$35,357,959	$36,337,710
12/31/18	$32,133,571	$33,056,747
01/31/19	$34,688,534	$35,705,776
02/28/19	$35,785,858	$36,852,226
03/31/19	$36,473,732	$37,568,328
04/30/19	$37,931,372	$39,089,457
05/31/19	$35,507,432	$36,605,393
06/30/19	$37,964,127	$39,185,205
07/31/19	$38,488,222	$39,748,379
08/31/19	$37,865,860	$39,118,752
09/30/19	$38,553,734	$39,850,681
10/31/19	$39,356,255	$40,713,836
11/30/19	$40,764,760	$42,191,703
12/31/19	$41,959,590	$43,465,133
01/31/20	$41,942,589	$43,448,091
02/29/20	$38,474,292	$39,871,480
03/31/20	$33,696,883	$34,946,839
04/30/20	$38,005,052	$39,426,806
05/31/20	$39,788,504	$41,304,628
06/30/20	$40,551,870	$42,126,062
07/31/20	$42,821,564	$44,501,346
08/31/20	$45,864,824	$47,700,126
09/30/20	$44,098,373	$45,887,680
10/31/20	$42,903,171	$44,667,352
11/30/20	$47,554,769	$49,556,818
12/31/20	$49,357,286	$51,462,187
01/31/21	$48,821,842	$50,942,635
02/28/21	$50,111,384	$52,347,374
03/31/21	$52,282,430	$54,639,963
04/30/21	$55,037,127	$57,556,030
05/31/21	$55,396,959	$57,958,022
06/30/21	$56,653,790	$59,311,040
07/31/21	$57,965,714	$60,719,968
08/31/21	$59,696,008	$62,566,199
09/30/21	$56,893,104	$59,656,259
10/31/21	$60,844,373	$63,835,883
11/30/21	$60,393,291	$63,393,568
12/31/21	$63,049,651	$66,234,622
01/31/22	$59,750,868	$62,807,176
02/28/22	$57,934,428	$60,926,638
03/31/22	$60,056,832	$63,188,816
04/30/22	$54,790,385	$57,678,636
05/31/22	$54,881,823	$57,784,454
06/30/22	$50,318,742	$53,014,708
07/31/22	$54,920,508	$57,902,900
08/31/22	$52,657,431	$55,541,511
09/30/22	$47,788,386	$50,426,214
10/31/22	$51,623,484	$54,508,789
11/30/22	$54,479,146	$57,554,959
12/31/22	$51,295,347	$54,238,960
01/31/23	$54,491,708	$57,647,006
02/28/23	$53,134,594	$56,240,479
03/31/23	$55,050,625	$58,305,305
04/30/23	$55,882,750	$59,215,360
05/31/23	$56,102,389	$59,472,749
06/30/23	$59,779,097	$63,402,427
07/31/23	$61,662,986	$65,439,228
08/31/23	$60,659,436	$64,397,335
09/30/23	$57,743,426	$61,327,005
10/31/23	$56,502,380	$60,037,510
11/30/23	$61,627,272	$65,520,460
12/31/23	$64,383,136	$68,497,095
01/31/24	$65,429,179	$69,648,138
02/29/24	$68,890,696	$73,367,043
03/31/24	$71,069,501	$75,727,597
04/30/24	$68,139,135	$72,634,537
05/31/24	$71,477,801	$76,236,097
06/30/24	$74,003,480	$78,971,608
07/31/24	$74,867,052	$79,932,881
08/31/24	$76,644,784	$81,871,789
09/30/24	$78,232,818	$83,620,333
10/31/24	$77,484,870	$82,862,015
11/30/24	$81,987,010	$87,726,110
12/31/24	$79,989,955	$85,634,876

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSFRX	24.24%	13.77%	12.33%
S&P 500 Index	25.02%	14.53%	13.10%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$8,863,495,814
  Number of Portfolio Holdings506
  Portfolio Turnover Rate4%
  Total Advisory Fees Paid$0

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
Apple, Inc.	7.5%
NVIDIA Corp.	6.5%
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc., Class A	2.2%
Broadcom, Inc.	2.1%
Alphabet, Inc., Class C	1.8%
Berkshire Hathaway, Inc., Class B	1.6%

Top Ten Sectors

Sector	%
Information Technology	32.1%
Financials	13.5%
Consumer Discretionary	11.1%
Health Care	10.0%
Communication Services	9.3%
Industrials	8.0%
Consumer Staples	5.4%
Energy	3.1%
Utilities	2.3%
Real Estate	2.1%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SSFRX

State Street Equity 500 Index Fund

Service Shares: STBIX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Equity 500 Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$28	0.25%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

How did the Fund perform last year and what affected its performance?

Nine of the twelve months posted positive returns for the reporting period. U.S. equities rallied for a second straight quarter in Q1 2024. At 10.4%, the S&P 500 Index posted its biggest first-quarter gain since 2019 and its fifth gain in the last six quarters. The Index returned a 4.2% for the second quarter. Major U.S. equity indices were mixed in Q2, with a tough start to the quarter in April. The momentum changed in the middle of the month due to a strong jobs report, ending up positive in May and June. Major U.S. equity indices were higher in Q3. The S&P 500 Index was positive at 5.9% for Q3, up for the fourth consecutive quarter and the seventh of the past eight. Breaking the quarter by month, the Index was high mid-July, slid in early August, then rallied steadily for much of the remainder of the quarter, finishing near record levels. U.S. equities delivered a strong performance in 2024, with the S&P 500 returning 2.4% in Q4, bringing the year’s tally to almost 25%, making it the top-performing equity market. While the Magnificent Seven continued to generate outsized returns, broader economic momentum began to translate into stronger earnings expectations.

Fund Performance

The Fund's benchmark is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $25,000,000 Investment

(Based on Net Asset Value)

	STBIX	S&P 500 Index
12/31/14	$25,000,000	$25,000,000
01/31/15	$24,246,377	$24,249,519
02/28/15	$25,623,188	$25,643,176
03/31/15	$25,217,391	$25,237,642
04/30/15	$25,449,275	$25,479,752
05/31/15	$25,768,116	$25,807,403
06/30/15	$25,260,870	$25,307,822
07/31/15	$25,782,609	$25,838,052
08/31/15	$24,217,391	$24,279,143
09/30/15	$23,594,203	$23,678,393
10/31/15	$25,594,203	$25,675,761
11/30/15	$25,652,174	$25,752,117
12/31/15	$25,246,124	$25,345,958
01/31/16	$23,994,858	$24,088,185
02/29/16	$23,965,417	$24,055,685
03/31/16	$25,569,981	$25,687,579
04/30/16	$25,658,305	$25,787,163
05/31/16	$26,114,649	$26,250,253
06/30/16	$26,188,253	$26,318,269
07/31/16	$27,130,382	$27,288,591
08/31/16	$27,174,545	$27,326,905
09/30/16	$27,159,824	$27,332,072
10/31/16	$26,644,597	$26,833,503
11/30/16	$27,645,609	$27,827,278
12/31/16	$28,187,926	$28,377,315
01/31/17	$28,697,436	$28,915,532
02/28/17	$29,836,342	$30,063,650
03/31/17	$29,866,313	$30,098,719
04/30/17	$30,151,040	$30,407,830
05/31/17	$30,570,637	$30,835,753
06/30/17	$30,735,479	$31,028,216
07/31/17	$31,379,860	$31,666,239
08/31/17	$31,439,802	$31,763,176
09/30/17	$32,114,154	$32,418,391
10/31/17	$32,848,449	$33,174,888
11/30/17	$33,837,499	$34,192,354
12/31/17	$34,200,644	$34,572,527
01/31/18	$36,148,180	$36,551,941
02/28/18	$34,833,989	$35,204,742
03/31/18	$33,947,305	$34,310,074
04/30/18	$34,042,307	$34,441,725
05/31/18	$34,865,656	$35,271,149
06/30/18	$35,071,493	$35,488,241
07/31/18	$36,338,184	$36,808,887
08/31/18	$37,525,706	$38,008,316
09/30/18	$37,731,543	$38,224,656
10/31/18	$35,134,828	$35,611,995
11/30/18	$35,863,175	$36,337,710
12/31/18	$32,605,946	$33,056,747
01/31/19	$35,198,468	$35,705,776
02/28/19	$36,328,542	$36,852,226
03/31/19	$37,026,528	$37,568,328
04/30/19	$38,522,214	$39,089,457
05/31/19	$36,079,261	$36,605,393
06/30/19	$38,572,070	$39,185,205
07/31/19	$39,120,488	$39,748,379
08/31/19	$38,505,595	$39,118,752
09/30/19	$39,220,201	$39,850,681
10/31/19	$40,034,518	$40,713,836
11/30/19	$41,496,966	$42,191,703
12/31/19	$42,709,433	$43,465,133
01/31/20	$42,709,433	$43,448,091
02/29/20	$39,195,037	$39,871,480
03/31/20	$34,330,282	$34,946,839
04/30/20	$38,734,530	$39,426,806
05/31/20	$40,564,440	$41,304,628
06/30/20	$41,355,612	$42,126,062
07/31/20	$43,682,384	$44,501,346
08/31/20	$46,800,329	$47,700,126
09/30/20	$45,010,237	$45,887,680
10/31/20	$43,803,570	$44,667,352
11/30/20	$48,566,183	$49,556,818
12/31/20	$50,421,518	$51,462,187
01/31/21	$49,890,191	$50,942,635
02/28/21	$51,222,027	$52,347,374
03/31/21	$53,456,415	$54,639,963
04/30/21	$56,288,985	$57,556,030
05/31/21	$56,674,285	$57,958,022
06/30/21	$57,977,972	$59,311,040
07/31/21	$59,337,958	$60,719,968
08/31/21	$61,125,468	$62,566,199
09/30/21	$58,273,544	$59,656,259
10/31/21	$62,337,667	$63,835,883
11/30/21	$61,892,549	$63,393,568
12/31/21	$64,635,451	$66,234,622
01/31/22	$61,272,403	$62,807,176
02/28/22	$59,425,882	$60,926,638
03/31/22	$61,622,232	$63,188,816
04/30/22	$56,234,141	$57,678,636
05/31/22	$56,344,139	$57,784,454
06/30/22	$51,675,542	$53,014,708
07/31/22	$56,416,269	$57,902,900
08/31/22	$54,108,117	$55,541,511
09/30/22	$49,120,346	$50,426,214
10/31/22	$53,076,662	$54,508,789
11/30/22	$56,028,571	$57,554,959
12/31/22	$52,771,277	$54,238,960
01/31/23	$56,075,454	$57,647,006
02/28/23	$54,693,507	$56,240,479
03/31/23	$56,683,732	$58,305,305
04/30/23	$57,554,799	$59,215,360
05/31/23	$57,799,213	$59,472,749
06/30/23	$61,605,081	$63,402,427
07/31/23	$63,565,903	$65,439,228
08/31/23	$62,549,657	$64,397,335
09/30/23	$59,559,726	$61,327,005
10/31/23	$58,297,229	$60,037,510
11/30/23	$63,602,657	$65,520,460
12/31/23	$66,467,361	$68,497,095
01/31/24	$67,566,319	$69,648,138
02/29/24	$71,159,855	$73,367,043
03/31/24	$73,432,403	$75,727,597
04/30/24	$70,424,729	$72,634,537
05/31/24	$73,898,854	$76,236,097
06/30/24	$76,531,502	$78,971,608
07/31/24	$77,445,745	$79,932,881
08/31/24	$79,309,682	$81,871,789
09/30/24	$80,975,844	$83,620,333
10/31/24	$80,223,926	$82,862,015
11/30/24	$84,912,688	$87,726,110
12/31/24	$82,869,102	$85,634,876

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
STBIX	24.68%	14.18%	12.73%
S&P 500 Index	25.02%	14.53%	13.10%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$8,863,495,814
  Number of Portfolio Holdings506
  Portfolio Turnover Rate4%
  Total Advisory Fees Paid$0

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
Apple, Inc.	7.5%
NVIDIA Corp.	6.5%
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc., Class A	2.2%
Broadcom, Inc.	2.1%
Alphabet, Inc., Class C	1.8%
Berkshire Hathaway, Inc., Class B	1.6%

Top Ten Sectors

Sector	%
Information Technology	32.1%
Financials	13.5%
Consumer Discretionary	11.1%
Health Care	10.0%
Communication Services	9.3%
Industrials	8.0%
Consumer Staples	5.4%
Energy	3.1%
Utilities	2.3%
Real Estate	2.1%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR STBIX

State Street Equity 500 Index II Portfolio

SSEYX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Equity 500 Index II Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/resources/master-portfolio-fund-documents. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Equity 500 Index II Portfolio	$2	0.02%

How did the Fund perform last year and what affected its performance?

Nine of the twelve months posted positive returns for the reporting period. U.S. equities rallied for a second straight quarter in Q1 2024. At 10.4%, the S&P 500 Index posted its biggest first-quarter gain since 2019 and its fifth gain in the last six quarters. The Index returned a 4.2% for the second quarter. Major U.S. equity indices were mixed in Q2, with a tough start to the quarter in April. The momentum changed in the middle of the month due to a strong jobs report, ending up positive in May and June. Major U.S. equity indices were higher in Q3. The S&P 500 Index was positive at 5.9% for Q3, up for the fourth consecutive quarter and the seventh of the past eight. Breaking the quarter by month, the Index was high mid-July, slid in early August, then rallied steadily for much of the remainder of the quarter, finishing near record levels. U.S. equities delivered a strong performance in 2024, with the S&P 500 returning 2.4% in Q4, bringing the year’s tally to almost 25%, making it the top-performing equity market. While the Magnificent Seven continued to generate outsized returns, broader economic momentum began to translate into stronger earnings expectations.

Fund Performance

The Fund's benchmark is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSEYX	S&P 500 Index
12/31/14	$10,000	$10,000
01/31/15	$9,697	$10,000
02/28/15	$10,256	$10,000
03/31/15	$10,095	$10,000
04/30/15	$10,190	$10,000
05/31/15	$10,322	$10,000
06/30/15	$10,123	$10,000
07/31/15	$10,332	$10,000
08/31/15	$9,706	$9,477
09/30/15	$9,460	$9,242
10/31/15	$10,265	$10,279
11/30/15	$10,294	$10,309
12/31/15	$10,129	$10,146
01/31/16	$9,628	$9,643
02/29/16	$9,618	$9,630
03/31/16	$10,266	$10,283
04/30/16	$10,325	$10,323
05/31/16	$10,511	$10,509
06/30/16	$10,541	$10,536
07/31/16	$10,924	$10,924
08/31/16	$10,943	$10,940
09/30/16	$10,943	$10,942
10/31/16	$10,737	$10,742
11/30/16	$11,140	$11,140
12/31/16	$11,362	$11,360
01/31/17	$11,573	$11,575
02/28/17	$12,035	$12,035
03/31/17	$12,045	$12,049
04/30/17	$12,165	$12,173
05/31/17	$12,336	$12,344
06/30/17	$12,406	$12,421
07/31/17	$12,667	$12,677
08/31/17	$12,697	$12,715
09/30/17	$12,968	$12,978
10/31/17	$13,270	$13,281
11/30/17	$13,671	$13,688
12/31/17	$13,823	$13,840
01/31/18	$14,617	$14,632
02/28/18	$14,088	$14,093
03/31/18	$13,728	$13,735
04/30/18	$13,770	$13,788
05/31/18	$14,109	$14,120
06/30/18	$14,194	$14,207
07/31/18	$14,712	$14,735
08/31/18	$15,198	$15,215
09/30/18	$15,283	$15,302
10/31/18	$14,236	$14,256
11/30/18	$14,532	$14,547
12/31/18	$13,213	$13,233
01/31/19	$14,268	$14,294
02/28/19	$14,728	$14,753
03/31/19	$15,020	$15,039
04/30/19	$15,626	$15,648
05/31/19	$14,638	$14,654
06/30/19	$15,660	$15,687
07/31/19	$15,884	$15,912
08/31/19	$15,637	$15,660
09/30/19	$15,929	$15,953
10/31/19	$16,266	$16,299
11/30/19	$16,861	$16,890
12/31/19	$17,362	$17,400
01/31/20	$17,362	$17,393
02/29/20	$15,938	$15,961
03/31/20	$13,961	$13,990
04/30/20	$15,751	$15,783
05/31/20	$16,498	$16,535
06/30/20	$16,825	$16,864
07/31/20	$17,774	$17,815
08/31/20	$19,048	$19,095
09/30/20	$18,323	$18,370
10/31/20	$17,836	$17,881
11/30/20	$19,780	$19,839
12/31/20	$20,540	$20,601
01/31/21	$20,330	$20,393
02/28/21	$20,884	$20,956
03/31/21	$21,801	$21,873
04/30/21	$22,957	$23,041
05/31/21	$23,117	$23,202
06/30/21	$23,653	$23,743
07/31/21	$24,213	$24,307
08/31/21	$24,946	$25,047
09/30/21	$23,786	$23,882
10/31/21	$25,450	$25,555
11/30/21	$25,273	$25,378
12/31/21	$26,398	$26,515
01/31/22	$25,030	$25,143
02/28/22	$24,281	$24,390
03/31/22	$25,184	$25,296
04/30/22	$22,988	$23,090
05/31/22	$23,026	$23,132
06/30/22	$21,122	$21,223
07/31/22	$23,066	$23,180
08/31/22	$22,126	$22,234
09/30/22	$20,090	$20,187
10/31/22	$21,714	$21,821
11/30/22	$22,926	$23,040
12/31/22	$21,599	$21,713
01/31/23	$22,956	$23,077
02/28/23	$22,395	$22,514
03/31/23	$23,215	$23,341
04/30/23	$23,577	$23,705
05/31/23	$23,682	$23,808
06/30/23	$25,246	$25,381
07/31/23	$26,055	$26,197
08/31/23	$25,644	$25,780
09/30/23	$24,423	$24,550
10/31/23	$23,911	$24,034
11/30/23	$26,093	$26,229
12/31/23	$27,274	$27,421
01/31/24	$27,731	$27,882
02/29/24	$29,211	$29,370
03/31/24	$30,151	$30,315
04/30/24	$28,922	$29,077
05/31/24	$30,355	$30,519
06/30/24	$31,443	$31,614
07/31/24	$31,826	$31,999
08/31/24	$32,598	$32,775
09/30/24	$33,290	$33,475
10/31/24	$32,988	$33,171
11/30/24	$34,923	$35,119
12/31/24	$34,089	$34,281

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSEYX	24.99%	14.45%	13.05%
S&P 500 Index	25.02%	14.53%	13.10%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$14,977,099,521
  Number of Portfolio Holdings506
  Portfolio Turnover Rate4%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
Apple, Inc.	7.5%
NVIDIA Corp.	6.5%
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc., Class A	2.2%
Broadcom, Inc.	2.1%
Alphabet, Inc., Class C	1.8%
Berkshire Hathaway, Inc., Class B	1.6%

Top Ten Sectors

Sector	%
Information Technology	32.1%
Financials	13.5%
Consumer Discretionary	11.1%
Health Care	10.0%
Communication Services	9.3%
Industrials	8.0%
Consumer Staples	5.4%
Energy	3.1%
Utilities	2.3%
Real Estate	2.1%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/resources/master-portfolio-fund-documents.

State Street Global All Cap Equity ex-U.S. Index Fund

Class A: SSGHX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Global All Cap Equity ex-U.S. Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.44%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

How did the Fund perform last year and what affected its performance?

Global economic activity expanded further in the fourth quarter, closing 2024 on a high note with strong growth in information technology. The United States outperformed other regions, while much of the rest of the world, including Europe and China, continued to struggle. Inflation ticked higher in major developed economies, sitting above central banks targets, while unemployment rate remained at or near historical lows. While markets initially rallied through the first three quarters of the year, last quarter saw a sharp reversal as the U.S. Federal Reserve tempered expectations for further rate cuts, citing slower-than-expected progress on inflation. Developed Markets outperformed Emerging Markets, primarily due to the strong performance of U.S. equities. From a sector perspective, biggest gains came from financials (17.54%) and information technology (11.29%), and communication services (11.26%). The weakest sectors were materials (-11.09%) and consumer staples (-6.84%). The strongest contributors to the Fund's performance were Taiwan Semiconductor, Tencent, and Constellation Software. The weakest contributors to the Fund's return were Samsung Electronics, Nestle, and BHP Group.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSGHX with load	MSCI All Country World ex USA Index	MSCI ACWI ex USA Investable Market Index
12/31/14	$9,475	$10,000	$10,000
01/31/15	$9,454	$9,985	$9,985
02/28/15	$9,992	$10,519	$10,519
03/31/15	$9,826	$10,349	$10,349
04/30/15	$10,291	$10,872	$10,872
05/31/15	$10,157	$10,702	$10,702
06/30/15	$9,878	$10,403	$10,403
07/31/15	$9,847	$10,375	$10,375
08/31/15	$9,093	$9,582	$9,582
09/30/15	$8,690	$9,137	$9,137
10/31/15	$9,268	$9,818	$9,818
11/30/15	$9,113	$9,615	$9,615
12/31/15	$8,890	$9,434	$9,434
01/31/16	$8,396	$8,792	$8,792
02/29/16	$8,238	$8,692	$8,692
03/31/16	$8,911	$9,398	$9,398
04/30/16	$9,132	$9,646	$9,646
05/31/16	$8,985	$9,483	$9,483
06/30/16	$8,911	$9,338	$9,338
07/31/16	$9,279	$9,800	$9,800
08/31/16	$9,332	$9,862	$9,862
09/30/16	$9,490	$9,983	$9,983
10/31/16	$9,300	$9,840	$9,840
11/30/16	$9,090	$9,612	$9,612
12/31/16	$9,313	$9,858	$9,858
01/31/17	$9,632	$10,207	$10,207
02/28/17	$9,781	$10,370	$10,370
03/31/17	$10,026	$10,633	$10,633
04/30/17	$10,240	$10,860	$10,860
05/31/17	$10,581	$11,213	$11,213
06/30/17	$10,612	$11,248	$11,248
07/31/17	$10,985	$11,662	$11,662
08/31/17	$11,049	$11,723	$11,723
09/30/17	$11,252	$11,941	$11,941
10/31/17	$11,454	$12,165	$12,165
11/30/17	$11,571	$12,264	$12,264
12/31/17	$11,797	$12,538	$12,538
01/31/18	$12,460	$13,237	$13,237
02/28/18	$11,786	$12,613	$12,613
03/31/18	$11,709	$12,390	$12,390
04/30/18	$11,797	$12,588	$12,588
05/31/18	$11,565	$12,297	$12,297
06/30/18	$11,333	$12,066	$12,066
07/31/18	$11,609	$12,355	$12,355
08/31/18	$11,344	$12,096	$12,096
09/30/18	$11,399	$12,151	$12,151
10/31/18	$10,470	$11,163	$11,163
11/30/18	$10,570	$11,269	$11,269
12/31/18	$10,100	$10,758	$10,758
01/31/19	$10,876	$11,571	$11,571
02/28/19	$11,067	$11,797	$11,797
03/31/19	$11,127	$11,868	$11,868
04/30/19	$11,425	$12,181	$12,181
05/31/19	$10,817	$11,527	$11,527
06/30/19	$11,461	$12,222	$12,222
07/31/19	$11,270	$12,074	$12,074
08/31/19	$10,960	$11,701	$11,701
09/30/19	$11,234	$12,002	$12,002
10/31/19	$11,617	$12,421	$12,415
11/30/19	$11,724	$12,530	$12,538
12/31/19	$12,223	$13,073	$13,091
01/31/20	$11,786	$12,722	$12,731
02/29/20	$10,964	$11,716	$11,703
03/31/20	$9,182	$10,020	$9,935
04/30/20	$9,962	$10,779	$10,744
05/31/20	$10,375	$11,132	$11,135
06/30/20	$10,856	$11,635	$11,620
07/31/20	$11,313	$12,153	$12,146
08/31/20	$11,819	$12,674	$12,702
09/30/20	$11,571	$12,362	$12,409
10/31/20	$11,303	$12,096	$12,134
11/30/20	$12,791	$13,724	$13,772
12/31/20	$13,502	$14,465	$14,546
01/31/21	$13,501	$14,497	$14,570
02/28/21	$13,797	$14,784	$14,891
03/31/21	$13,985	$14,971	$15,095
04/30/21	$14,419	$15,411	$15,573
05/31/21	$14,838	$15,893	$16,043
06/30/21	$14,758	$15,790	$15,939
07/31/21	$14,558	$15,530	$15,733
08/31/21	$14,835	$15,825	$16,041
09/30/21	$14,293	$15,319	$15,531
10/31/21	$14,674	$15,684	$15,883
11/30/21	$13,961	$14,978	$15,158
12/31/21	$14,566	$15,597	$15,786
01/31/22	$14,100	$15,022	$15,146
02/28/22	$13,686	$14,725	$14,861
03/31/22	$13,664	$14,748	$14,903
04/30/22	$12,763	$13,822	$13,963
05/31/22	$12,944	$13,922	$14,031
06/30/22	$11,790	$12,724	$12,774
07/31/22	$12,259	$13,160	$13,254
08/31/22	$11,777	$12,736	$12,839
09/30/22	$10,578	$11,463	$11,537
10/31/22	$10,947	$11,806	$11,886
11/30/22	$12,315	$13,199	$13,251
12/31/22	$12,115	$13,101	$13,169
01/31/23	$13,135	$14,163	$14,220
02/28/23	$12,633	$13,666	$13,740
03/31/23	$12,935	$14,000	$14,033
04/30/23	$13,160	$14,243	$14,271
05/31/23	$12,661	$13,726	$13,769
06/30/23	$13,243	$14,341	$14,367
07/31/23	$13,759	$14,925	$14,971
08/31/23	$13,159	$14,250	$14,331
09/30/23	$12,723	$13,800	$13,866
10/31/23	$12,214	$13,231	$13,266
11/30/23	$13,271	$14,422	$14,472
12/31/23	$13,950	$15,147	$15,226
01/31/24	$13,738	$14,996	$15,059
02/29/24	$14,106	$15,376	$15,409
03/31/24	$14,520	$15,856	$15,885
04/30/24	$14,209	$15,572	$15,607
05/31/24	$14,766	$16,024	$16,067
06/30/24	$14,660	$16,008	$16,030
07/31/24	$15,023	$16,379	$16,435
08/31/24	$15,415	$16,846	$16,880
09/30/24	$15,823	$17,299	$17,342
10/31/24	$14,985	$16,450	$16,483
11/30/24	$14,916	$16,301	$16,344
12/31/24	$14,581	$15,985	$16,022

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSGHX	4.53%	3.59%	4.40%
SSGHX (Adjusted for the 5.25% Maximum Sales Charge)	(0.96%)	2.48%	3.84%
MSCI All Country World ex USA Index	5.53%	4.10%	4.80%
MSCI ACWI ex USA Investable Market Index	5.23%	4.12%	4.83%

(1) The MSCI ACWI ex USA Investable Market Index returns are reflective of the MSCI ACWI ex USA Index prior to 10/09/2019 and of the MSCI ACWI ex USA Investable Market Index effective 10/09/2019 and thereafter.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$2,343,963,585
  Number of Portfolio Holdings6,160
  Portfolio Turnover Rate1%
  Total Advisory Fees Paid$0

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.6%
Tencent Holdings Ltd.	1.1%
ASML Holding NV	0.9%
Novo Nordisk AS, Class B	0.9%
SAP SE	0.8%
Nestle SA	0.7%
Roche Holding AG	0.6%
AstraZeneca PLC	0.6%
Toyota Motor Corp.	0.6%
Novartis AG	0.6%

Top Ten Countries

Country	%
Japan	14.4%
Canada	7.4%
China	7.4%
United Kingdom	6.9%
India	6.0%
Taiwan	5.6%
Germany	5.0%
France	5.0%
United States	4.7%
Australia	4.6%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SSGHX

State Street Global All Cap Equity ex-U.S. Index Fund

Class I: SSGJX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Global All Cap Equity ex-U.S. Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.07%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

How did the Fund perform last year and what affected its performance?

Global economic activity expanded further in the fourth quarter, closing 2024 on a high note with strong growth in information technology. The United States outperformed other regions, while much of the rest of the world, including Europe and China, continued to struggle. Inflation ticked higher in major developed economies, sitting above central banks targets, while unemployment rate remained at or near historical lows. While markets initially rallied through the first three quarters of the year, last quarter saw a sharp reversal as the U.S. Federal Reserve tempered expectations for further rate cuts, citing slower-than-expected progress on inflation. Developed Markets outperformed Emerging Markets, primarily due to the strong performance of U.S. equities. From a sector perspective, biggest gains came from financials (17.54%) and information technology (11.29%), and communication services (11.26%). The weakest sectors were materials (-11.09%) and consumer staples (-6.84%). The strongest contributors to the Fund's performance were Taiwan Semiconductor, Tencent, and Constellation Software. The weakest contributors to the Fund's return were Samsung Electronics, Nestle, and BHP Group.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSGJX	MSCI All Country World ex USA Index	MSCI ACWI ex USA Investable Market Index
12/31/14	$10,000	$10,000	$10,000
01/31/15	$9,989	$9,985	$9,985
02/28/15	$10,545	$10,519	$10,519
03/31/15	$10,371	$10,349	$10,349
04/30/15	$10,862	$10,872	$10,872
05/31/15	$10,731	$10,702	$10,702
06/30/15	$10,436	$10,403	$10,403
07/31/15	$10,403	$10,375	$10,375
08/31/15	$9,607	$9,582	$9,582
09/30/15	$9,193	$9,137	$9,137
10/31/15	$9,804	$9,818	$9,818
11/30/15	$9,640	$9,615	$9,615
12/31/15	$9,406	$9,434	$9,434
01/31/16	$8,883	$8,792	$8,792
02/29/16	$8,716	$8,692	$8,692
03/31/16	$9,428	$9,398	$9,398
04/30/16	$9,673	$9,646	$9,646
05/31/16	$9,517	$9,483	$9,483
06/30/16	$9,439	$9,338	$9,338
07/31/16	$9,829	$9,800	$9,800
08/31/16	$9,884	$9,862	$9,862
09/30/16	$10,051	$9,983	$9,983
10/31/16	$9,862	$9,840	$9,840
11/30/16	$9,640	$9,612	$9,612
12/31/16	$9,878	$9,858	$9,858
01/31/17	$10,217	$10,207	$10,207
02/28/17	$10,375	$10,370	$10,370
03/31/17	$10,646	$10,633	$10,633
04/30/17	$10,872	$10,860	$10,860
05/31/17	$11,234	$11,213	$11,213
06/30/17	$11,268	$11,248	$11,248
07/31/17	$11,675	$11,662	$11,662
08/31/17	$11,742	$11,723	$11,723
09/30/17	$11,957	$11,941	$11,941
10/31/17	$12,183	$12,165	$12,165
11/30/17	$12,307	$12,264	$12,264
12/31/17	$12,544	$12,538	$12,538
01/31/18	$13,250	$13,237	$13,237
02/28/18	$12,544	$12,613	$12,613
03/31/18	$12,462	$12,390	$12,390
04/30/18	$12,568	$12,588	$12,588
05/31/18	$12,309	$12,297	$12,297
06/30/18	$12,062	$12,066	$12,066
07/31/18	$12,356	$12,355	$12,355
08/31/18	$12,074	$12,096	$12,096
09/30/18	$12,133	$12,151	$12,151
10/31/18	$11,145	$11,163	$11,163
11/30/18	$11,263	$11,269	$11,269
12/31/18	$10,766	$10,758	$10,758
01/31/19	$11,592	$11,571	$11,571
02/28/19	$11,796	$11,797	$11,797
03/31/19	$11,872	$11,868	$11,868
04/30/19	$12,190	$12,181	$12,181
05/31/19	$11,529	$11,527	$11,527
06/30/19	$12,215	$12,222	$12,222
07/31/19	$12,012	$12,074	$12,074
08/31/19	$11,694	$11,701	$11,701
09/30/19	$11,986	$12,002	$12,002
10/31/19	$12,406	$12,421	$12,415
11/30/19	$12,520	$12,530	$12,538
12/31/19	$13,053	$13,073	$13,091
01/31/20	$12,600	$12,722	$12,731
02/29/20	$11,722	$11,716	$11,703
03/31/20	$9,833	$10,020	$9,935
04/30/20	$10,660	$10,779	$10,744
05/31/20	$11,104	$11,132	$11,135
06/30/20	$11,621	$11,635	$11,620
07/31/20	$12,113	$12,153	$12,146
08/31/20	$12,659	$12,674	$12,702
09/30/20	$12,397	$12,362	$12,409
10/31/20	$12,113	$12,096	$12,134
11/30/20	$13,710	$13,724	$13,772
12/31/20	$14,477	$14,465	$14,546
01/31/21	$14,479	$14,497	$14,570
02/28/21	$14,801	$14,784	$14,891
03/31/21	$15,007	$14,971	$15,095
04/30/21	$15,478	$15,411	$15,573
05/31/21	$15,932	$15,893	$16,043
06/30/21	$15,848	$15,790	$15,939
07/31/21	$15,639	$15,530	$15,733
08/31/21	$15,938	$15,825	$16,041
09/30/21	$15,361	$15,319	$15,531
10/31/21	$15,774	$15,684	$15,883
11/30/21	$15,012	$14,978	$15,158
12/31/21	$15,665	$15,597	$15,786
01/31/22	$15,168	$15,022	$15,146
02/28/22	$14,727	$14,725	$14,861
03/31/22	$14,707	$14,748	$14,903
04/30/22	$13,738	$13,822	$13,963
05/31/22	$13,939	$13,922	$14,031
06/30/22	$12,700	$12,724	$12,774
07/31/22	$13,209	$13,160	$13,254
08/31/22	$12,691	$12,736	$12,839
09/30/22	$11,403	$11,463	$11,537
10/31/22	$11,805	$11,806	$11,886
11/30/22	$13,285	$13,199	$13,251
12/31/22	$13,068	$13,101	$13,169
01/31/23	$14,171	$14,163	$14,220
02/28/23	$13,634	$13,666	$13,740
03/31/23	$13,963	$14,000	$14,033
04/30/23	$14,212	$14,243	$14,271
05/31/23	$13,679	$13,726	$13,769
06/30/23	$14,309	$14,341	$14,367
07/31/23	$14,871	$14,925	$14,971
08/31/23	$14,226	$14,250	$14,331
09/30/23	$13,761	$13,800	$13,866
10/31/23	$13,216	$13,231	$13,266
11/30/23	$14,365	$14,422	$14,472
12/31/23	$15,104	$15,147	$15,226
01/31/24	$14,881	$14,996	$15,059
02/29/24	$15,284	$15,376	$15,409
03/31/24	$15,739	$15,856	$15,885
04/30/24	$15,406	$15,572	$15,607
05/31/24	$16,016	$16,024	$16,067
06/30/24	$15,906	$16,008	$16,030
07/31/24	$16,301	$16,379	$16,435
08/31/24	$16,733	$16,846	$16,880
09/30/24	$17,182	$17,299	$17,342
10/31/24	$16,276	$16,450	$16,483
11/30/24	$16,206	$16,301	$16,344
12/31/24	$15,846	$15,985	$16,022

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSGJX	4.92%	3.96%	4.71%
MSCI All Country World ex USA Index	5.53%	4.10%	4.80%
MSCI ACWI ex USA Investable Market Index	5.23%	4.12%	4.83%

(1) The MSCI ACWI ex USA Investable Market Index returns are reflective of the MSCI ACWI ex USA Index prior to 10/09/2019 and of the MSCI ACWI ex USA Investable Market Index effective 10/09/2019 and thereafter.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$2,343,963,585
  Number of Portfolio Holdings6,160
  Portfolio Turnover Rate1%
  Total Advisory Fees Paid$0

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.6%
Tencent Holdings Ltd.	1.1%
ASML Holding NV	0.9%
Novo Nordisk AS, Class B	0.9%
SAP SE	0.8%
Nestle SA	0.7%
Roche Holding AG	0.6%
AstraZeneca PLC	0.6%
Toyota Motor Corp.	0.6%
Novartis AG	0.6%

Top Ten Countries

Country	%
Japan	14.4%
Canada	7.4%
China	7.4%
United Kingdom	6.9%
India	6.0%
Taiwan	5.6%
Germany	5.0%
France	5.0%
United States	4.7%
Australia	4.6%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SSGJX

State Street Global All Cap Equity ex-U.S. Index Fund

Class K: SSGLX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Global All Cap Equity ex-U.S. Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$2	0.02%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

How did the Fund perform last year and what affected its performance?

Global economic activity expanded further in the fourth quarter, closing 2024 on a high note with strong growth in information technology. The United States outperformed other regions, while much of the rest of the world, including Europe and China, continued to struggle. Inflation ticked higher in major developed economies, sitting above central banks targets, while unemployment rate remained at or near historical lows. While markets initially rallied through the first three quarters of the year, last quarter saw a sharp reversal as the U.S. Federal Reserve tempered expectations for further rate cuts, citing slower-than-expected progress on inflation. Developed Markets outperformed Emerging Markets, primarily due to the strong performance of U.S. equities. From a sector perspective, biggest gains came from financials (17.54%) and information technology (11.29%), and communication services (11.26%). The weakest sectors were materials (-11.09%) and consumer staples (-6.84%). The strongest contributors to the Fund's performance were Taiwan Semiconductor, Tencent, and Constellation Software. The weakest contributors to the Fund's return were Samsung Electronics, Nestle, and BHP Group.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSGLX	MSCI All Country World ex USA Index	MSCI ACWI ex USA Investable Market Index
12/31/14	$10,000	$10,000	$10,000
01/31/15	$9,989	$9,985	$9,985
02/28/15	$10,556	$10,519	$10,519
03/31/15	$10,382	$10,349	$10,349
04/30/15	$10,872	$10,872	$10,872
05/31/15	$10,731	$10,702	$10,702
06/30/15	$10,436	$10,403	$10,403
07/31/15	$10,403	$10,375	$10,375
08/31/15	$9,607	$9,582	$9,582
09/30/15	$9,193	$9,137	$9,137
10/31/15	$9,804	$9,818	$9,818
11/30/15	$9,640	$9,615	$9,615
12/31/15	$9,406	$9,434	$9,434
01/31/16	$8,883	$8,792	$8,792
02/29/16	$8,716	$8,692	$8,692
03/31/16	$9,428	$9,398	$9,398
04/30/16	$9,673	$9,646	$9,646
05/31/16	$9,517	$9,483	$9,483
06/30/16	$9,439	$9,338	$9,338
07/31/16	$9,829	$9,800	$9,800
08/31/16	$9,884	$9,862	$9,862
09/30/16	$10,051	$9,983	$9,983
10/31/16	$9,862	$9,840	$9,840
11/30/16	$9,640	$9,612	$9,612
12/31/16	$9,878	$9,858	$9,858
01/31/17	$10,217	$10,207	$10,207
02/28/17	$10,375	$10,370	$10,370
03/31/17	$10,646	$10,633	$10,633
04/30/17	$10,872	$10,860	$10,860
05/31/17	$11,234	$11,213	$11,213
06/30/17	$11,268	$11,248	$11,248
07/31/17	$11,686	$11,662	$11,662
08/31/17	$11,754	$11,723	$11,723
09/30/17	$11,968	$11,941	$11,941
10/31/17	$12,194	$12,165	$12,165
11/30/17	$12,319	$12,264	$12,264
12/31/17	$12,556	$12,538	$12,538
01/31/18	$13,261	$13,237	$13,237
02/28/18	$12,556	$12,613	$12,613
03/31/18	$12,473	$12,390	$12,390
04/30/18	$12,579	$12,588	$12,588
05/31/18	$12,332	$12,297	$12,297
06/30/18	$12,097	$12,066	$12,066
07/31/18	$12,403	$12,355	$12,355
08/31/18	$12,132	$12,096	$12,096
09/30/18	$12,191	$12,151	$12,151
10/31/18	$11,204	$11,163	$11,163
11/30/18	$11,309	$11,269	$11,269
12/31/18	$10,794	$10,758	$10,758
01/31/19	$11,635	$11,571	$11,571
02/28/19	$11,838	$11,797	$11,797
03/31/19	$11,902	$11,868	$11,868
04/30/19	$12,234	$12,181	$12,181
05/31/19	$11,584	$11,527	$11,527
06/30/19	$12,272	$12,222	$12,222
07/31/19	$12,068	$12,074	$12,074
08/31/19	$11,749	$11,701	$11,701
09/30/19	$12,042	$12,002	$12,002
10/31/19	$12,463	$12,421	$12,415
11/30/19	$12,578	$12,530	$12,538
12/31/19	$13,113	$13,073	$13,091
01/31/20	$12,659	$12,722	$12,731
02/29/20	$11,791	$11,716	$11,703
03/31/20	$9,881	$10,020	$9,935
04/30/20	$10,714	$10,779	$10,744
05/31/20	$11,162	$11,132	$11,135
06/30/20	$11,684	$11,635	$11,620
07/31/20	$12,181	$12,153	$12,146
08/31/20	$12,731	$12,674	$12,702
09/30/20	$12,468	$12,362	$12,409
10/31/20	$12,185	$12,096	$12,134
11/30/20	$13,792	$13,724	$13,772
12/31/20	$14,566	$14,465	$14,546
01/31/21	$14,570	$14,497	$14,570
02/28/21	$14,895	$14,784	$14,891
03/31/21	$15,103	$14,971	$15,095
04/30/21	$15,579	$15,411	$15,573
05/31/21	$16,037	$15,893	$16,043
06/30/21	$15,954	$15,790	$15,939
07/31/21	$15,745	$15,530	$15,733
08/31/21	$16,051	$15,825	$16,041
09/30/21	$15,471	$15,319	$15,531
10/31/21	$15,890	$15,684	$15,883
11/30/21	$15,123	$14,978	$15,158
12/31/21	$15,783	$15,597	$15,786
01/31/22	$15,285	$15,022	$15,146
02/28/22	$14,841	$14,725	$14,861
03/31/22	$14,824	$14,748	$14,903
04/30/22	$13,850	$13,822	$13,963
05/31/22	$14,052	$13,922	$14,031
06/30/22	$12,805	$12,724	$12,774
07/31/22	$13,319	$13,160	$13,254
08/31/22	$12,799	$12,736	$12,839
09/30/22	$11,501	$11,463	$11,537
10/31/22	$11,908	$11,806	$11,886
11/30/22	$13,401	$13,199	$13,251
12/31/22	$13,186	$13,101	$13,169
01/31/23	$14,303	$14,163	$14,220
02/28/23	$13,760	$13,666	$13,740
03/31/23	$14,095	$14,000	$14,033
04/30/23	$14,347	$14,243	$14,271
05/31/23	$13,808	$13,726	$13,769
06/30/23	$14,447	$14,341	$14,367
07/31/23	$15,016	$14,925	$14,971
08/31/23	$14,366	$14,250	$14,331
09/30/23	$13,895	$13,800	$13,866
10/31/23	$13,345	$13,231	$13,266
11/30/23	$14,505	$14,422	$14,472
12/31/23	$15,252	$15,147	$15,226
01/31/24	$15,027	$14,996	$15,059
02/29/24	$15,435	$15,376	$15,409
03/31/24	$15,894	$15,856	$15,885
04/30/24	$15,560	$15,572	$15,607
05/31/24	$16,175	$16,024	$16,067
06/30/24	$16,065	$16,008	$16,030
07/31/24	$16,466	$16,379	$16,435
08/31/24	$16,900	$16,846	$16,880
09/30/24	$17,355	$17,299	$17,342
10/31/24	$16,443	$16,450	$16,483
11/30/24	$16,373	$16,301	$16,344
12/31/24	$16,012	$15,985	$16,022

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSGLX	4.98%	4.08%	4.82%
MSCI All Country World ex USA Index	5.53%	4.10%	4.80%
MSCI ACWI ex USA Investable Market Index	5.23%	4.12%	4.83%

(1) The MSCI ACWI ex USA Investable Market Index returns are reflective of the MSCI ACWI ex USA Index prior to 10/09/2019 and of the MSCI ACWI ex USA Investable Market Index effective 10/09/2019 and thereafter.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$2,343,963,585
  Number of Portfolio Holdings6,160
  Portfolio Turnover Rate1%
  Total Advisory Fees Paid$0

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.6%
Tencent Holdings Ltd.	1.1%
ASML Holding NV	0.9%
Novo Nordisk AS, Class B	0.9%
SAP SE	0.8%
Nestle SA	0.7%
Roche Holding AG	0.6%
AstraZeneca PLC	0.6%
Toyota Motor Corp.	0.6%
Novartis AG	0.6%

Top Ten Countries

Country	%
Japan	14.4%
Canada	7.4%
China	7.4%
United Kingdom	6.9%
India	6.0%
Taiwan	5.6%
Germany	5.0%
France	5.0%
United States	4.7%
Australia	4.6%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SSGLX

State Street Global All Cap Equity ex-U.S. Index Portfolio

SSGVX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Global All Cap Equity ex-U.S. Index Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/resources/master-portfolio-fund-documents. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Global All Cap Equity ex-U.S. Index Portfolio	$4	0.04%

How did the Fund perform last year and what affected its performance?

Global economic activity expanded further in the fourth quarter, closing 2024 on a high note with strong growth in information technology. The United States outperformed other regions, while much of the rest of the world, including Europe and China, continued to struggle. Inflation ticked higher in major developed economies, sitting above central banks targets, while unemployment rate remained at or near historical lows. While markets initially rallied through the first three quarters of the year, last quarter saw a sharp reversal as the U.S. Federal Reserve tempered expectations for further rate cuts, citing slower-than-expected progress on inflation. Developed Markets outperformed Emerging Markets, primarily due to the strong performance of U.S. equities. From a sector perspective, biggest gains came from financials (17.54%) and information technology (11.29%), and communication services (11.26%). The weakest sectors were materials (-11.09%) and consumer staples (-6.84%). The strongest contributors to the Fund's performance were Taiwan Semiconductor, Tencent, and Constellation Software. The weakest contributors to the Fund's return were Samsung Electronics, Nestle, and BHP Group.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSGVX	MSCI All Country World ex USA Index	MSCI ACWI ex USA Investable Market Index
12/31/14	$10,000	$10,000	$10,000
01/31/15	$9,989	$9,985	$9,985
02/28/15	$10,556	$10,519	$10,519
03/31/15	$10,382	$10,349	$10,349
04/30/15	$10,872	$10,872	$10,872
05/31/15	$10,742	$10,702	$10,702
06/30/15	$10,447	$10,403	$10,403
07/31/15	$10,414	$10,375	$10,375
08/31/15	$9,618	$9,582	$9,582
09/30/15	$9,204	$9,137	$9,137
10/31/15	$9,815	$9,818	$9,818
11/30/15	$9,651	$9,615	$9,615
12/31/15	$9,416	$9,434	$9,434
01/31/16	$8,893	$8,792	$8,792
02/29/16	$8,725	$8,692	$8,692
03/31/16	$9,439	$9,398	$9,398
04/30/16	$9,684	$9,646	$9,646
05/31/16	$9,528	$9,483	$9,483
06/30/16	$9,450	$9,338	$9,338
07/31/16	$9,840	$9,800	$9,800
08/31/16	$9,896	$9,862	$9,862
09/30/16	$10,063	$9,983	$9,983
10/31/16	$9,873	$9,840	$9,840
11/30/16	$9,650	$9,612	$9,612
12/31/16	$9,893	$9,858	$9,858
01/31/17	$10,233	$10,207	$10,207
02/28/17	$10,391	$10,370	$10,370
03/31/17	$10,663	$10,633	$10,633
04/30/17	$10,889	$10,860	$10,860
05/31/17	$11,252	$11,213	$11,213
06/30/17	$11,285	$11,248	$11,248
07/31/17	$11,704	$11,662	$11,662
08/31/17	$11,772	$11,723	$11,723
09/30/17	$11,987	$11,941	$11,941
10/31/17	$12,214	$12,165	$12,165
11/30/17	$12,338	$12,264	$12,264
12/31/17	$12,584	$12,538	$12,538
01/31/18	$13,294	$13,237	$13,237
02/28/18	$12,584	$12,613	$12,613
03/31/18	$12,502	$12,390	$12,390
04/30/18	$12,607	$12,588	$12,588
05/31/18	$12,363	$12,297	$12,297
06/30/18	$12,130	$12,066	$12,066
07/31/18	$12,433	$12,355	$12,355
08/31/18	$12,165	$12,096	$12,096
09/30/18	$12,223	$12,151	$12,151
10/31/18	$11,234	$11,163	$11,163
11/30/18	$11,338	$11,269	$11,269
12/31/18	$10,824	$10,758	$10,758
01/31/19	$11,664	$11,571	$11,571
02/28/19	$11,868	$11,797	$11,797
03/31/19	$11,940	$11,868	$11,868
04/30/19	$12,264	$12,181	$12,181
05/31/19	$11,628	$11,527	$11,527
06/30/19	$12,324	$12,222	$12,222
07/31/19	$12,120	$12,074	$12,074
08/31/19	$11,796	$11,701	$11,701
09/30/19	$12,096	$12,002	$12,002
10/31/19	$12,515	$12,421	$12,415
11/30/19	$12,635	$12,530	$12,538
12/31/19	$13,173	$13,073	$13,091
01/31/20	$12,715	$12,722	$12,731
02/29/20	$11,838	$11,716	$11,703
03/31/20	$9,923	$10,020	$9,935
04/30/20	$10,763	$10,779	$10,744
05/31/20	$11,212	$11,132	$11,135
06/30/20	$11,736	$11,635	$11,620
07/31/20	$12,235	$12,153	$12,146
08/31/20	$12,787	$12,674	$12,702
09/30/20	$12,524	$12,362	$12,409
10/31/20	$12,238	$12,096	$12,134
11/30/20	$13,854	$13,724	$13,772
12/31/20	$14,631	$14,465	$14,546
01/31/21	$14,636	$14,497	$14,570
02/28/21	$14,961	$14,784	$14,891
03/31/21	$15,171	$14,971	$15,095
04/30/21	$15,649	$15,411	$15,573
05/31/21	$16,109	$15,893	$16,043
06/30/21	$16,027	$15,790	$15,939
07/31/21	$15,817	$15,530	$15,733
08/31/21	$16,124	$15,825	$16,041
09/30/21	$15,542	$15,319	$15,531
10/31/21	$15,963	$15,684	$15,883
11/30/21	$15,192	$14,978	$15,158
12/31/21	$15,855	$15,597	$15,786
01/31/22	$15,355	$15,022	$15,146
02/28/22	$14,910	$14,725	$14,861
03/31/22	$14,892	$14,748	$14,903
04/30/22	$13,915	$13,822	$13,963
05/31/22	$14,119	$13,922	$14,031
06/30/22	$12,867	$12,724	$12,774
07/31/22	$13,383	$13,160	$13,254
08/31/22	$12,861	$12,736	$12,839
09/30/22	$11,557	$11,463	$11,537
10/31/22	$11,965	$11,806	$11,886
11/30/22	$13,465	$13,199	$13,251
12/31/22	$13,251	$13,101	$13,169
01/31/23	$14,372	$14,163	$14,220
02/28/23	$13,828	$13,666	$13,740
03/31/23	$14,165	$14,000	$14,033
04/30/23	$14,417	$14,243	$14,271
05/31/23	$13,877	$13,726	$13,769
06/30/23	$14,518	$14,341	$14,367
07/31/23	$15,090	$14,925	$14,971
08/31/23	$14,438	$14,250	$14,331
09/30/23	$13,965	$13,800	$13,866
10/31/23	$13,412	$13,231	$13,266
11/30/23	$14,579	$14,422	$14,472
12/31/23	$15,329	$15,147	$15,226
01/31/24	$15,103	$14,996	$15,059
02/29/24	$15,512	$15,376	$15,409
03/31/24	$15,975	$15,856	$15,885
04/30/24	$15,639	$15,572	$15,607
05/31/24	$16,258	$16,024	$16,067
06/30/24	$16,148	$16,008	$16,030
07/31/24	$16,550	$16,379	$16,435
08/31/24	$16,988	$16,846	$16,880
09/30/24	$17,446	$17,299	$17,342
10/31/24	$16,529	$16,450	$16,483
11/30/24	$16,458	$16,301	$16,344
12/31/24	$16,095	$15,985	$16,022

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSGVX	5.00%	4.09%	4.87%
MSCI All Country World ex USA Index	5.53%	4.10%	4.80%
MSCI ACWI ex USA Investable Market Index	5.23%	4.12%	4.83%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$8,318,199,412
  Number of Portfolio Holdings6,160
  Portfolio Turnover Rate1%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.6%
Tencent Holdings Ltd.	1.1%
ASML Holding NV	0.9%
Novo Nordisk AS, Class B	0.9%
SAP SE	0.8%
Nestle SA	0.7%
Roche Holding AG	0.6%
AstraZeneca PLC	0.6%
Toyota Motor Corp.	0.6%
Novartis AG	0.6%

Top Ten Countries

Country	%
Japan	14.4%
Canada	7.4%
China	7.4%
United Kingdom	6.9%
India	6.0%
Taiwan	5.6%
Germany	5.0%
France	5.0%
United States	4.7%
Australia	4.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/resources/master-portfolio-fund-documents.

State Street Hedged International Developed Equity Index Fund

Class K: SSHQX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Hedged International Developed Equity Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$21	0.20%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

How did the Fund perform last year and what affected its performance?

Performance of the Fund for the reporting period was driven by accommodative monetary policy, easing inflation, positive earnings growth, solid business activity, resilient economies globally and a strong dollar. During the reporting period, the Fund's use of their current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSHQX	MSCI All Country World ex USA Index	MSCI EAFE 100% Hedged to USD Index
05/29/15	$10,000	$10,000	$10,000
06/30/15	$9,510	$9,721	$9,549
07/31/15	$9,840	$9,694	$9,884
08/31/15	$9,070	$8,953	$9,127
09/30/15	$8,660	$8,538	$8,693
10/31/15	$9,270	$9,174	$9,381
11/30/15	$9,420	$8,984	$9,502
12/31/15	$9,099	$8,815	$9,245
01/31/16	$8,695	$8,215	$8,719
02/29/16	$8,311	$8,121	$8,408
03/31/16	$8,564	$8,782	$8,668
04/30/16	$8,675	$9,013	$8,779
05/31/16	$8,846	$8,861	$8,948
06/30/16	$8,574	$8,725	$8,604
07/31/16	$8,907	$9,157	$9,020
08/31/16	$8,998	$9,215	$9,112
09/30/16	$9,068	$9,328	$9,150
10/31/16	$9,139	$9,194	$9,266
11/30/16	$9,250	$8,981	$9,381
12/31/16	$9,669	$9,211	$9,814
01/31/17	$9,690	$9,537	$9,835
02/28/17	$9,901	$9,690	$10,052
03/31/17	$10,154	$9,935	$10,307
04/30/17	$10,312	$10,148	$10,464
05/31/17	$10,543	$10,477	$10,698
06/30/17	$10,480	$10,510	$10,626
07/31/17	$10,564	$10,897	$10,711
08/31/17	$10,575	$10,954	$10,721
09/30/17	$10,870	$11,157	$11,023
10/31/17	$11,196	$11,367	$11,359
11/30/17	$11,175	$11,460	$11,312
12/31/17	$11,298	$11,716	$11,467
01/31/18	$11,451	$12,368	$11,623
02/28/18	$11,016	$11,785	$11,265
03/31/18	$10,896	$11,577	$11,035
04/30/18	$11,320	$11,762	$11,539
05/31/18	$11,309	$11,491	$11,483
06/30/18	$11,288	$11,275	$11,470
07/31/18	$11,603	$11,544	$11,794
08/31/18	$11,429	$11,303	$11,618
09/30/18	$11,613	$11,354	$11,804
10/31/18	$10,886	$10,431	$11,068
11/30/18	$10,886	$10,529	$11,066
12/31/18	$10,253	$10,053	$10,439
01/31/19	$10,848	$10,812	$11,036
02/28/19	$11,233	$11,024	$11,438
03/31/19	$11,420	$11,089	$11,615
04/30/19	$11,828	$11,382	$12,029
05/31/19	$11,303	$10,771	$11,499
06/30/19	$11,816	$11,420	$12,022
07/31/19	$11,886	$11,282	$12,129
08/31/19	$11,664	$10,933	$11,861
09/30/19	$12,096	$11,215	$12,299
10/31/19	$12,329	$11,606	$12,532
11/30/19	$12,598	$11,708	$12,811
12/31/19	$12,798	$12,215	$13,011
01/31/20	$12,553	$11,887	$12,872
02/29/20	$11,719	$10,947	$11,863
03/31/20	$10,138	$9,362	$10,420
04/30/20	$10,770	$10,072	$11,003
05/31/20	$11,267	$10,401	$11,455
06/30/20	$11,611	$10,872	$11,765
07/31/20	$11,356	$11,356	$11,552
08/31/20	$11,829	$11,842	$12,032
09/30/20	$11,745	$11,551	$11,922
10/31/20	$11,290	$11,303	$11,461
11/30/20	$12,779	$12,823	$13,001
12/31/20	$13,111	$13,516	$13,337
01/31/21	$13,050	$13,546	$13,293
02/28/21	$13,408	$13,814	$13,644
03/31/21	$14,104	$13,989	$14,353
04/30/21	$14,293	$14,400	$14,543
05/31/21	$14,699	$14,851	$14,855
06/30/21	$14,811	$14,755	$15,063
07/31/21	$14,873	$14,511	$15,129
08/31/21	$15,207	$14,787	$15,474
09/30/21	$14,944	$14,314	$15,284
10/31/21	$15,363	$14,655	$15,628
11/30/21	$14,939	$13,996	$15,249
12/31/21	$15,642	$14,574	$15,928
01/31/22	$15,211	$14,037	$15,364
02/28/22	$14,729	$13,759	$15,035
03/31/22	$14,993	$13,781	$15,369
04/30/22	$14,771	$12,916	$15,182
05/31/22	$14,883	$13,008	$15,164
06/30/22	$13,991	$11,889	$14,251
07/31/22	$14,801	$12,296	$15,012
08/31/22	$14,366	$11,901	$14,702
09/30/22	$13,515	$10,711	$13,850
10/31/22	$14,350	$11,031	$14,616
11/30/22	$15,509	$12,334	$15,635
12/31/22	$14,895	$12,241	$15,194
01/31/23	$15,951	$13,234	$16,204
02/28/23	$16,008	$12,770	$16,337
03/31/23	$16,171	$13,082	$16,460
04/30/23	$16,577	$13,309	$16,875
05/31/23	$16,333	$12,825	$16,653
06/30/23	$16,998	$13,401	$17,289
07/31/23	$17,265	$13,946	$17,623
08/31/23	$16,995	$13,316	$17,343
09/30/23	$16,844	$12,895	$17,195
10/31/23	$16,404	$12,363	$16,662
11/30/23	$17,292	$13,476	$17,668
12/31/23	$17,834	$14,153	$18,225
01/31/24	$18,224	$14,012	$18,726
02/29/24	$18,909	$14,367	$19,328
03/31/24	$19,681	$14,816	$20,140
04/30/24	$19,469	$14,550	$20,011
05/31/24	$20,209	$14,973	$20,553
06/30/24	$20,036	$14,958	$20,483
07/31/24	$20,189	$15,305	$20,688
08/31/24	$20,364	$15,740	$20,820
09/30/24	$20,330	$16,164	$20,785
10/31/24	$19,995	$15,371	$20,523
11/30/24	$20,216	$15,232	$20,677
12/31/24	$20,277	$14,936	$20,803

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 05/29/15
SSHQX	13.69%	9.64%	7.65%
MSCI All Country World ex USA Index	5.53%	4.10%	4.27%
MSCI EAFE 100% Hedged to USD Index	14.14%	9.84%	7.94%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$3,748,875,676
  Number of Portfolio Holdings817
  Portfolio Turnover Rate3%
  Total Advisory Fees Paid$0

Portfolio turnover rate is from the Portfolio, in which the Fund invests;  Advisory fees paid are not inclusive of the Advisory fees paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
ASML Holding NV	1.6%
Novo Nordisk AS, Class B	1.6%
SAP SE	1.4%
Nestle SA	1.2%
Roche Holding AG	1.1%
AstraZeneca PLC	1.1%
Toyota Motor Corp.	1.1%
Shell PLC	1.1%
Novartis AG	1.1%
LVMH Moet Hennessy Louis Vuitton SE	1.0%

Top Ten Countries

Country	%
Japan	20.8%
United Kingdom	10.2%
France	8.4%
Germany	8.3%
United States	8.1%
Australia	6.7%
Switzerland	5.8%
Netherlands	3.8%
Sweden	2.8%
Denmark	2.6%

Based on portfolio holdings from the corresponding Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SSHQX

State Street Institutional Liquid Reserves Fund

Administration Class: SSYXX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Institutional Liquid Reserves Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration Class	$38	0.37%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$9,800,457,007
  Number of Portfolio Holdings102
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
Goldman Sachs Tri Party D, 4.46%, due 01/02/25	5.7%
JP Morgan Sec Llc Tpr D Tri Party Repo D, 4.46%, due 01/02/25	3.9%
Australia and New Zealand Bank, 4.34%, due 01/02/25	3.3%
Citibank N.A., 4.37%, due 01/02/25	3.1%
KBC Bank NV, 4.33%, due 01/02/25	3.1%
Royal Bank of Canada, 4.35%, due 01/02/25	3.1%
Canadian Imperial Bank of Comm, 4.33%, due 01/02/25	3.1%
Barclays Bank PLC US Tri D, 4.47%, due 01/02/25	3.1%
Goldman Sachs Tri Party A, 4.45%, due 01/02/25	3.1%
Bank of America Merrill Lynch Tri Party BB2, 4.40%, due 01/02/25	2.5%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	64.8%
8 to 30 Days	11.6%
31 to 60 Days	8.0%
61 to 90 Days	2.6%
91 to 180 Days	10.2%
Over 180 Days	1.9%

Based on holdings of the Portfolio, in which the Fund invests.

Material Fund Changes

This is a summary of certain planned changes to the Fund since December 31, 2024. For more complete information, you may review the information statement/prospectus, which is expected to be mailed to shareholders in May, 2025.

The Board approved the conversion of the Fund to qualify as a “government money market fund” expected to become effective on or about March 7, 2025. As a result, the Fund will be renamed the State Street Institutional Liquid Reserves Government Money Market Fund and will seek to achieve its investment objective by investing substantially all of its investable assets in the State Street U.S. Government Money Market Portfolio. Subsequently, the Board has approved the merger (the “Reorganization”) of the Fund with and into State Street Institutional U.S. Government Money Market Fund. The Reorganization is expected to occur on or about June 13, 2025. The Reorganization will be effected without a shareholder vote.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR AR SSYXX

State Street Institutional Liquid Reserves Fund

Bancroft Capital Class: VTDXX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Institutional Liquid Reserves Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bancroft Capital Class	$14	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$9,800,457,007
  Number of Portfolio Holdings102
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
Goldman Sachs Tri Party D, 4.46%, due 01/02/25	5.7%
JP Morgan Sec Llc Tpr D Tri Party Repo D, 4.46%, due 01/02/25	3.9%
Australia and New Zealand Bank, 4.34%, due 01/02/25	3.3%
Citibank N.A., 4.37%, due 01/02/25	3.1%
KBC Bank NV, 4.33%, due 01/02/25	3.1%
Royal Bank of Canada, 4.35%, due 01/02/25	3.1%
Canadian Imperial Bank of Comm, 4.33%, due 01/02/25	3.1%
Barclays Bank PLC US Tri D, 4.47%, due 01/02/25	3.1%
Goldman Sachs Tri Party A, 4.45%, due 01/02/25	3.1%
Bank of America Merrill Lynch Tri Party BB2, 4.40%, due 01/02/25	2.5%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	64.8%
8 to 30 Days	11.6%
31 to 60 Days	8.0%
61 to 90 Days	2.6%
91 to 180 Days	10.2%
Over 180 Days	1.9%

Based on holdings of the Portfolio, in which the Fund invests.

Material Fund Changes

This is a summary of certain planned changes to the Fund since December 31, 2024. For more complete information, you may review the information statement/prospectus, which is expected to be mailed to shareholders in May, 2025.

The Board approved the conversion of the Fund to qualify as a “government money market fund” expected to become effective on or about March 7, 2025. As a result, the Fund will be renamed the State Street Institutional Liquid Reserves Government Money Market Fund and will seek to achieve its investment objective by investing substantially all of its investable assets in the State Street U.S. Government Money Market Portfolio. Subsequently, the Board has approved the merger (the “Reorganization”) of the Fund with and into State Street Institutional U.S. Government Money Market Fund. The Reorganization is expected to occur on or about June 13, 2025. The Reorganization will be effected without a shareholder vote.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR AR VTDXX

State Street Institutional Liquid Reserves Fund

Institutional Class: SSHXX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Institutional Liquid Reserves Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$15	0.15%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$9,800,457,007
  Number of Portfolio Holdings102
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
Goldman Sachs Tri Party D, 4.46%, due 01/02/25	5.7%
JP Morgan Sec Llc Tpr D Tri Party Repo D, 4.46%, due 01/02/25	3.9%
Australia and New Zealand Bank, 4.34%, due 01/02/25	3.3%
Citibank N.A., 4.37%, due 01/02/25	3.1%
KBC Bank NV, 4.33%, due 01/02/25	3.1%
Royal Bank of Canada, 4.35%, due 01/02/25	3.1%
Canadian Imperial Bank of Comm, 4.33%, due 01/02/25	3.1%
Barclays Bank PLC US Tri D, 4.47%, due 01/02/25	3.1%
Goldman Sachs Tri Party A, 4.45%, due 01/02/25	3.1%
Bank of America Merrill Lynch Tri Party BB2, 4.40%, due 01/02/25	2.5%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	64.8%
8 to 30 Days	11.6%
31 to 60 Days	8.0%
61 to 90 Days	2.6%
91 to 180 Days	10.2%
Over 180 Days	1.9%

Based on holdings of the Portfolio, in which the Fund invests.

Material Fund Changes

This is a summary of certain planned changes to the Fund since December 31, 2024. For more complete information, you may review the information statement/prospectus, which is expected to be mailed to shareholders in May, 2025.

The Board approved the conversion of the Fund to qualify as a “government money market fund” expected to become effective on or about March 7, 2025. As a result, the Fund will be renamed the State Street Institutional Liquid Reserves Government Money Market Fund and will seek to achieve its investment objective by investing substantially all of its investable assets in the State Street U.S. Government Money Market Portfolio. Subsequently, the Board has approved the merger (the “Reorganization”) of the Fund with and into State Street Institutional U.S. Government Money Market Fund. The Reorganization is expected to occur on or about June 13, 2025. The Reorganization will be effected without a shareholder vote.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR AR SSHXX

State Street Institutional Liquid Reserves Fund

Investment Class: SSVXX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Institutional Liquid Reserves Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$48	0.47%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$9,800,457,007
  Number of Portfolio Holdings102
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
Goldman Sachs Tri Party D, 4.46%, due 01/02/25	5.7%
JP Morgan Sec Llc Tpr D Tri Party Repo D, 4.46%, due 01/02/25	3.9%
Australia and New Zealand Bank, 4.34%, due 01/02/25	3.3%
Citibank N.A., 4.37%, due 01/02/25	3.1%
KBC Bank NV, 4.33%, due 01/02/25	3.1%
Royal Bank of Canada, 4.35%, due 01/02/25	3.1%
Canadian Imperial Bank of Comm, 4.33%, due 01/02/25	3.1%
Barclays Bank PLC US Tri D, 4.47%, due 01/02/25	3.1%
Goldman Sachs Tri Party A, 4.45%, due 01/02/25	3.1%
Bank of America Merrill Lynch Tri Party BB2, 4.40%, due 01/02/25	2.5%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	64.8%
8 to 30 Days	11.6%
31 to 60 Days	8.0%
61 to 90 Days	2.6%
91 to 180 Days	10.2%
Over 180 Days	1.9%

Based on holdings of the Portfolio, in which the Fund invests.

Material Fund Changes

This is a summary of certain planned changes to the Fund since December 31, 2024. For more complete information, you may review the information statement/prospectus, which is expected to be mailed to shareholders in May, 2025.

The Board approved the conversion of the Fund to qualify as a “government money market fund” expected to become effective on or about March 7, 2025. As a result, the Fund will be renamed the State Street Institutional Liquid Reserves Government Money Market Fund and will seek to achieve its investment objective by investing substantially all of its investable assets in the State Street U.S. Government Money Market Portfolio. Subsequently, the Board has approved the merger (the “Reorganization”) of the Fund with and into State Street Institutional U.S. Government Money Market Fund. The Reorganization is expected to occur on or about June 13, 2025. The Reorganization will be effected without a shareholder vote.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR AR SSVXX

State Street Institutional Liquid Reserves Fund

Investor Class: SSZXX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Institutional Liquid Reserves Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$21	0.20%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$9,800,457,007
  Number of Portfolio Holdings102
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
Goldman Sachs Tri Party D, 4.46%, due 01/02/25	5.7%
JP Morgan Sec Llc Tpr D Tri Party Repo D, 4.46%, due 01/02/25	3.9%
Australia and New Zealand Bank, 4.34%, due 01/02/25	3.3%
Citibank N.A., 4.37%, due 01/02/25	3.1%
KBC Bank NV, 4.33%, due 01/02/25	3.1%
Royal Bank of Canada, 4.35%, due 01/02/25	3.1%
Canadian Imperial Bank of Comm, 4.33%, due 01/02/25	3.1%
Barclays Bank PLC US Tri D, 4.47%, due 01/02/25	3.1%
Goldman Sachs Tri Party A, 4.45%, due 01/02/25	3.1%
Bank of America Merrill Lynch Tri Party BB2, 4.40%, due 01/02/25	2.5%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	64.8%
8 to 30 Days	11.6%
31 to 60 Days	8.0%
61 to 90 Days	2.6%
91 to 180 Days	10.2%
Over 180 Days	1.9%

Based on holdings of the Portfolio, in which the Fund invests.

Material Fund Changes

This is a summary of certain planned changes to the Fund since December 31, 2024. For more complete information, you may review the information statement/prospectus, which is expected to be mailed to shareholders in May, 2025.

The Board approved the conversion of the Fund to qualify as a “government money market fund” expected to become effective on or about March 7, 2025. As a result, the Fund will be renamed the State Street Institutional Liquid Reserves Government Money Market Fund and will seek to achieve its investment objective by investing substantially all of its investable assets in the State Street U.S. Government Money Market Portfolio. Subsequently, the Board has approved the merger (the “Reorganization”) of the Fund with and into State Street Institutional U.S. Government Money Market Fund. The Reorganization is expected to occur on or about June 13, 2025. The Reorganization will be effected without a shareholder vote.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR AR SSZXX

State Street Institutional Liquid Reserves Fund

Opportunity Class: OPIXX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Institutional Liquid Reserves Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunity Class	$15	0.15%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$9,800,457,007
  Number of Portfolio Holdings102
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
Goldman Sachs Tri Party D, 4.46%, due 01/02/25	5.7%
JP Morgan Sec Llc Tpr D Tri Party Repo D, 4.46%, due 01/02/25	3.9%
Australia and New Zealand Bank, 4.34%, due 01/02/25	3.3%
Citibank N.A., 4.37%, due 01/02/25	3.1%
KBC Bank NV, 4.33%, due 01/02/25	3.1%
Royal Bank of Canada, 4.35%, due 01/02/25	3.1%
Canadian Imperial Bank of Comm, 4.33%, due 01/02/25	3.1%
Barclays Bank PLC US Tri D, 4.47%, due 01/02/25	3.1%
Goldman Sachs Tri Party A, 4.45%, due 01/02/25	3.1%
Bank of America Merrill Lynch Tri Party BB2, 4.40%, due 01/02/25	2.5%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	64.8%
8 to 30 Days	11.6%
31 to 60 Days	8.0%
61 to 90 Days	2.6%
91 to 180 Days	10.2%
Over 180 Days	1.9%

Based on holdings of the Portfolio, in which the Fund invests.

Material Fund Changes

This is a summary of certain planned changes to the Fund since December 31, 2024. For more complete information, you may review the information statement/prospectus, which is expected to be mailed to shareholders in May, 2025.

The Board approved the conversion of the Fund to qualify as a “government money market fund” expected to become effective on or about March 7, 2025. As a result, the Fund will be renamed the State Street Institutional Liquid Reserves Government Money Market Fund and will seek to achieve its investment objective by investing substantially all of its investable assets in the State Street U.S. Government Money Market Portfolio. Subsequently, the Board has approved the merger (the “Reorganization”) of the Fund with and into State Street Institutional U.S. Government Money Market Fund. The Reorganization is expected to occur on or about June 13, 2025. The Reorganization will be effected without a shareholder vote.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR AR OPIXX

State Street Institutional Liquid Reserves Fund

Premier Class: SSIXX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Institutional Liquid Reserves Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$12	0.12%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$9,800,457,007
  Number of Portfolio Holdings102
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
Goldman Sachs Tri Party D, 4.46%, due 01/02/25	5.7%
JP Morgan Sec Llc Tpr D Tri Party Repo D, 4.46%, due 01/02/25	3.9%
Australia and New Zealand Bank, 4.34%, due 01/02/25	3.3%
Citibank N.A., 4.37%, due 01/02/25	3.1%
KBC Bank NV, 4.33%, due 01/02/25	3.1%
Royal Bank of Canada, 4.35%, due 01/02/25	3.1%
Canadian Imperial Bank of Comm, 4.33%, due 01/02/25	3.1%
Barclays Bank PLC US Tri D, 4.47%, due 01/02/25	3.1%
Goldman Sachs Tri Party A, 4.45%, due 01/02/25	3.1%
Bank of America Merrill Lynch Tri Party BB2, 4.40%, due 01/02/25	2.5%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	64.8%
8 to 30 Days	11.6%
31 to 60 Days	8.0%
61 to 90 Days	2.6%
91 to 180 Days	10.2%
Over 180 Days	1.9%

Based on holdings of the Portfolio, in which the Fund invests.

Material Fund Changes

This is a summary of certain planned changes to the Fund since December 31, 2024. For more complete information, you may review the information statement/prospectus, which is expected to be mailed to shareholders in May, 2025.

The Board approved the conversion of the Fund to qualify as a “government money market fund” expected to become effective on or about March 7, 2025. As a result, the Fund will be renamed the State Street Institutional Liquid Reserves Government Money Market Fund and will seek to achieve its investment objective by investing substantially all of its investable assets in the State Street U.S. Government Money Market Portfolio. Subsequently, the Board has approved the merger (the “Reorganization”) of the Fund with and into State Street Institutional U.S. Government Money Market Fund. The Reorganization is expected to occur on or about June 13, 2025. The Reorganization will be effected without a shareholder vote.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR AR SSIXX

State Street Institutional Liquid Reserves Fund

Trust Class: TILXX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Institutional Liquid Reserves Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$17	0.17%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$9,800,457,007
  Number of Portfolio Holdings102
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
Goldman Sachs Tri Party D, 4.46%, due 01/02/25	5.7%
JP Morgan Sec Llc Tpr D Tri Party Repo D, 4.46%, due 01/02/25	3.9%
Australia and New Zealand Bank, 4.34%, due 01/02/25	3.3%
Citibank N.A., 4.37%, due 01/02/25	3.1%
KBC Bank NV, 4.33%, due 01/02/25	3.1%
Royal Bank of Canada, 4.35%, due 01/02/25	3.1%
Canadian Imperial Bank of Comm, 4.33%, due 01/02/25	3.1%
Barclays Bank PLC US Tri D, 4.47%, due 01/02/25	3.1%
Goldman Sachs Tri Party A, 4.45%, due 01/02/25	3.1%
Bank of America Merrill Lynch Tri Party BB2, 4.40%, due 01/02/25	2.5%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	64.8%
8 to 30 Days	11.6%
31 to 60 Days	8.0%
61 to 90 Days	2.6%
91 to 180 Days	10.2%
Over 180 Days	1.9%

Based on holdings of the Portfolio, in which the Fund invests.

Material Fund Changes

This is a summary of certain planned changes to the Fund since December 31, 2024. For more complete information, you may review the information statement/prospectus, which is expected to be mailed to shareholders in May, 2025.

The Board approved the conversion of the Fund to qualify as a “government money market fund” expected to become effective on or about March 7, 2025. As a result, the Fund will be renamed the State Street Institutional Liquid Reserves Government Money Market Fund and will seek to achieve its investment objective by investing substantially all of its investable assets in the State Street U.S. Government Money Market Portfolio. Subsequently, the Board has approved the merger (the “Reorganization”) of the Fund with and into State Street Institutional U.S. Government Money Market Fund. The Reorganization is expected to occur on or about June 13, 2025. The Reorganization will be effected without a shareholder vote.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR AR TILXX

State Street Institutional Treasury Money Market Fund

Administration Class: SSKXX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration Class	$37	0.36%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$13,479,607,902
  Number of Portfolio Holdings62
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
U.S. Treasury Bills, 4.72%, due 01/14/25	7.9%
U.S. Treasury Bills, 4.66%, due 01/21/25	7.4%
U.S. Treasury Bills, 4.43%, due 01/28/25	6.5%
U.S. Treasury Bills, 4.93%, due 01/30/25	6.3%
U.S. Treasury Bills, 4.78%, due 01/07/25	5.1%
U.S. Treasury Bills, 4.42%, due 02/04/25	4.2%
U.S. Treasury Bills, 4.54%, due 03/13/25	3.4%
U.S. Treasury Bills, 4.43%, due 02/06/25	3.3%
U.S. Treasury Floating Rate Notes, 4.46%, due 07/31/26	3.2%
U.S. Treasury Floating Rate Notes, 4.48%, due 01/31/25	3.0%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	5.2%
8 to 30 Days	36.0%
31 to 60 Days	19.3%
61 to 90 Days	11.0%
91 to 180 Days	16.1%
Over 180 Days	11.4%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR AR SSKXX

State Street Institutional Treasury Money Market Fund

Bancroft Capital Class: VTTXX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bancroft Capital Class	$14	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$13,479,607,902
  Number of Portfolio Holdings62
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
U.S. Treasury Bills, 4.72%, due 01/14/25	7.9%
U.S. Treasury Bills, 4.66%, due 01/21/25	7.4%
U.S. Treasury Bills, 4.43%, due 01/28/25	6.5%
U.S. Treasury Bills, 4.93%, due 01/30/25	6.3%
U.S. Treasury Bills, 4.78%, due 01/07/25	5.1%
U.S. Treasury Bills, 4.42%, due 02/04/25	4.2%
U.S. Treasury Bills, 4.54%, due 03/13/25	3.4%
U.S. Treasury Bills, 4.43%, due 02/06/25	3.3%
U.S. Treasury Floating Rate Notes, 4.46%, due 07/31/26	3.2%
U.S. Treasury Floating Rate Notes, 4.48%, due 01/31/25	3.0%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	5.2%
8 to 30 Days	36.0%
31 to 60 Days	19.3%
61 to 90 Days	11.0%
91 to 180 Days	16.1%
Over 180 Days	11.4%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR AR VTTXX

State Street Institutional Treasury Money Market Fund

Cabrera Capital Markets Class: CSJXX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cabrera Capital Markets Class	$14	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$13,479,607,902
  Number of Portfolio Holdings62
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
U.S. Treasury Bills, 4.72%, due 01/14/25	7.9%
U.S. Treasury Bills, 4.66%, due 01/21/25	7.4%
U.S. Treasury Bills, 4.43%, due 01/28/25	6.5%
U.S. Treasury Bills, 4.93%, due 01/30/25	6.3%
U.S. Treasury Bills, 4.78%, due 01/07/25	5.1%
U.S. Treasury Bills, 4.42%, due 02/04/25	4.2%
U.S. Treasury Bills, 4.54%, due 03/13/25	3.4%
U.S. Treasury Bills, 4.43%, due 02/06/25	3.3%
U.S. Treasury Floating Rate Notes, 4.46%, due 07/31/26	3.2%
U.S. Treasury Floating Rate Notes, 4.48%, due 01/31/25	3.0%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	5.2%
8 to 30 Days	36.0%
31 to 60 Days	19.3%
61 to 90 Days	11.0%
91 to 180 Days	16.1%
Over 180 Days	11.4%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR AR CSJXX

State Street Institutional Treasury Money Market Fund

Institutional Class: SSJXX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$14	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$13,479,607,902
  Number of Portfolio Holdings62
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
U.S. Treasury Bills, 4.72%, due 01/14/25	7.9%
U.S. Treasury Bills, 4.66%, due 01/21/25	7.4%
U.S. Treasury Bills, 4.43%, due 01/28/25	6.5%
U.S. Treasury Bills, 4.93%, due 01/30/25	6.3%
U.S. Treasury Bills, 4.78%, due 01/07/25	5.1%
U.S. Treasury Bills, 4.42%, due 02/04/25	4.2%
U.S. Treasury Bills, 4.54%, due 03/13/25	3.4%
U.S. Treasury Bills, 4.43%, due 02/06/25	3.3%
U.S. Treasury Floating Rate Notes, 4.46%, due 07/31/26	3.2%
U.S. Treasury Floating Rate Notes, 4.48%, due 01/31/25	3.0%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	5.2%
8 to 30 Days	36.0%
31 to 60 Days	19.3%
61 to 90 Days	11.0%
91 to 180 Days	16.1%
Over 180 Days	11.4%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR AR SSJXX

State Street Institutional Treasury Money Market Fund

Investment Class: TRVXX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$47	0.46%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$13,479,607,902
  Number of Portfolio Holdings62
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
U.S. Treasury Bills, 4.72%, due 01/14/25	7.9%
U.S. Treasury Bills, 4.66%, due 01/21/25	7.4%
U.S. Treasury Bills, 4.43%, due 01/28/25	6.5%
U.S. Treasury Bills, 4.93%, due 01/30/25	6.3%
U.S. Treasury Bills, 4.78%, due 01/07/25	5.1%
U.S. Treasury Bills, 4.42%, due 02/04/25	4.2%
U.S. Treasury Bills, 4.54%, due 03/13/25	3.4%
U.S. Treasury Bills, 4.43%, due 02/06/25	3.3%
U.S. Treasury Floating Rate Notes, 4.46%, due 07/31/26	3.2%
U.S. Treasury Floating Rate Notes, 4.48%, due 01/31/25	3.0%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	5.2%
8 to 30 Days	36.0%
31 to 60 Days	19.3%
61 to 90 Days	11.0%
91 to 180 Days	16.1%
Over 180 Days	11.4%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR AR TRVXX

State Street Institutional Treasury Money Market Fund

Investor Class : SSNXX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$19	0.19%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$13,479,607,902
  Number of Portfolio Holdings62
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
U.S. Treasury Bills, 4.72%, due 01/14/25	7.9%
U.S. Treasury Bills, 4.66%, due 01/21/25	7.4%
U.S. Treasury Bills, 4.43%, due 01/28/25	6.5%
U.S. Treasury Bills, 4.93%, due 01/30/25	6.3%
U.S. Treasury Bills, 4.78%, due 01/07/25	5.1%
U.S. Treasury Bills, 4.42%, due 02/04/25	4.2%
U.S. Treasury Bills, 4.54%, due 03/13/25	3.4%
U.S. Treasury Bills, 4.43%, due 02/06/25	3.3%
U.S. Treasury Floating Rate Notes, 4.46%, due 07/31/26	3.2%
U.S. Treasury Floating Rate Notes, 4.48%, due 01/31/25	3.0%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	5.2%
8 to 30 Days	36.0%
31 to 60 Days	19.3%
61 to 90 Days	11.0%
91 to 180 Days	16.1%
Over 180 Days	11.4%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR AR SSNXX

State Street Institutional Treasury Money Market Fund

Opportunity Class: OPRXX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunity Class	$14	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$13,479,607,902
  Number of Portfolio Holdings62
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
U.S. Treasury Bills, 4.72%, due 01/14/25	7.9%
U.S. Treasury Bills, 4.66%, due 01/21/25	7.4%
U.S. Treasury Bills, 4.43%, due 01/28/25	6.5%
U.S. Treasury Bills, 4.93%, due 01/30/25	6.3%
U.S. Treasury Bills, 4.78%, due 01/07/25	5.1%
U.S. Treasury Bills, 4.42%, due 02/04/25	4.2%
U.S. Treasury Bills, 4.54%, due 03/13/25	3.4%
U.S. Treasury Bills, 4.43%, due 02/06/25	3.3%
U.S. Treasury Floating Rate Notes, 4.46%, due 07/31/26	3.2%
U.S. Treasury Floating Rate Notes, 4.48%, due 01/31/25	3.0%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	5.2%
8 to 30 Days	36.0%
31 to 60 Days	19.3%
61 to 90 Days	11.0%
91 to 180 Days	16.1%
Over 180 Days	11.4%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR AR OPRXX

State Street Institutional Treasury Money Market Fund

Premier Class: TRIXX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$11	0.11%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$13,479,607,902
  Number of Portfolio Holdings62
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
U.S. Treasury Bills, 4.72%, due 01/14/25	7.9%
U.S. Treasury Bills, 4.66%, due 01/21/25	7.4%
U.S. Treasury Bills, 4.43%, due 01/28/25	6.5%
U.S. Treasury Bills, 4.93%, due 01/30/25	6.3%
U.S. Treasury Bills, 4.78%, due 01/07/25	5.1%
U.S. Treasury Bills, 4.42%, due 02/04/25	4.2%
U.S. Treasury Bills, 4.54%, due 03/13/25	3.4%
U.S. Treasury Bills, 4.43%, due 02/06/25	3.3%
U.S. Treasury Floating Rate Notes, 4.46%, due 07/31/26	3.2%
U.S. Treasury Floating Rate Notes, 4.48%, due 01/31/25	3.0%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	5.2%
8 to 30 Days	36.0%
31 to 60 Days	19.3%
61 to 90 Days	11.0%
91 to 180 Days	16.1%
Over 180 Days	11.4%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR AR TRIXX

State Street Institutional Treasury Plus Money Market Fund

Administration Class: SSQXX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration Class	$37	0.36%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$51,531,409,328
  Number of Portfolio Holdings105
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
FICCBA Tri Party Repo, 4.46%, due 01/02/25	4.6%
FICCJP Tri Party Repo, 4.46%, due 01/02/25	4.2%
Federal Reserve Band NY Tri Party, 4.25%, due 01/02/25	3.9%
FICCUB Bi Party Repo, 4.48%, due 01/02/25	3.5%
U.S. Treasury Floating Rate Notes, 4.48%, due 10/31/26	3.2%
U.S. Treasury Bills, 5.08%, due 01/09/25	2.1%
U.S. Treasury Bills, 4.45%, due 02/25/25	2.0%
U.S. Treasury Bills, 4.99%, due 01/23/25	2.0%
U.S. Treasury Bills, 4.99%, due 01/16/25	1.9%
U.S. Treasury Floating Rate Notes, 4.46%, due 07/31/26	1.9%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	40.1%
8 to 30 Days	13.6%
31 to 60 Days	8.2%
61 to 90 Days	6.5%
91 to 180 Days	17.9%
Over 180 Days	9.1%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR AR SSQXX

State Street Institutional Treasury Plus Money Market Fund

Bancroft Capital Class: VTLXX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bancroft Capital Class	$14	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$51,531,409,328
  Number of Portfolio Holdings105
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
FICCBA Tri Party Repo, 4.46%, due 01/02/25	4.6%
FICCJP Tri Party Repo, 4.46%, due 01/02/25	4.2%
Federal Reserve Band NY Tri Party, 4.25%, due 01/02/25	3.9%
FICCUB Bi Party Repo, 4.48%, due 01/02/25	3.5%
U.S. Treasury Floating Rate Notes, 4.48%, due 10/31/26	3.2%
U.S. Treasury Bills, 5.08%, due 01/09/25	2.1%
U.S. Treasury Bills, 4.45%, due 02/25/25	2.0%
U.S. Treasury Bills, 4.99%, due 01/23/25	2.0%
U.S. Treasury Bills, 4.99%, due 01/16/25	1.9%
U.S. Treasury Floating Rate Notes, 4.46%, due 07/31/26	1.9%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	40.1%
8 to 30 Days	13.6%
31 to 60 Days	8.2%
61 to 90 Days	6.5%
91 to 180 Days	17.9%
Over 180 Days	9.1%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR AR VTLXX

State Street Institutional Treasury Plus Money Market Fund

Blaylock Van Class: BVYXX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blaylock Van Class	$14	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$51,531,409,328
  Number of Portfolio Holdings105
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
FICCBA Tri Party Repo, 4.46%, due 01/02/25	4.6%
FICCJP Tri Party Repo, 4.46%, due 01/02/25	4.2%
Federal Reserve Band NY Tri Party, 4.25%, due 01/02/25	3.9%
FICCUB Bi Party Repo, 4.48%, due 01/02/25	3.5%
U.S. Treasury Floating Rate Notes, 4.48%, due 10/31/26	3.2%
U.S. Treasury Bills, 5.08%, due 01/09/25	2.1%
U.S. Treasury Bills, 4.45%, due 02/25/25	2.0%
U.S. Treasury Bills, 4.99%, due 01/23/25	2.0%
U.S. Treasury Bills, 4.99%, due 01/16/25	1.9%
U.S. Treasury Floating Rate Notes, 4.46%, due 07/31/26	1.9%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	40.1%
8 to 30 Days	13.6%
31 to 60 Days	8.2%
61 to 90 Days	6.5%
91 to 180 Days	17.9%
Over 180 Days	9.1%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR AR BVYXX

State Street Institutional Treasury Plus Money Market Fund

Cabrera Capital Markets Class: CAJXX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cabrera Capital Markets Class	$14	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$51,531,409,328
  Number of Portfolio Holdings105
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
FICCBA Tri Party Repo, 4.46%, due 01/02/25	4.6%
FICCJP Tri Party Repo, 4.46%, due 01/02/25	4.2%
Federal Reserve Band NY Tri Party, 4.25%, due 01/02/25	3.9%
FICCUB Bi Party Repo, 4.48%, due 01/02/25	3.5%
U.S. Treasury Floating Rate Notes, 4.48%, due 10/31/26	3.2%
U.S. Treasury Bills, 5.08%, due 01/09/25	2.1%
U.S. Treasury Bills, 4.45%, due 02/25/25	2.0%
U.S. Treasury Bills, 4.99%, due 01/23/25	2.0%
U.S. Treasury Bills, 4.99%, due 01/16/25	1.9%
U.S. Treasury Floating Rate Notes, 4.46%, due 07/31/26	1.9%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	40.1%
8 to 30 Days	13.6%
31 to 60 Days	8.2%
61 to 90 Days	6.5%
91 to 180 Days	17.9%
Over 180 Days	9.1%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR AR CAJXX

State Street Institutional Treasury Plus Money Market Fund

Institutional Class: SAJXX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$14	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$51,531,409,328
  Number of Portfolio Holdings105
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
FICCBA Tri Party Repo, 4.46%, due 01/02/25	4.6%
FICCJP Tri Party Repo, 4.46%, due 01/02/25	4.2%
Federal Reserve Band NY Tri Party, 4.25%, due 01/02/25	3.9%
FICCUB Bi Party Repo, 4.48%, due 01/02/25	3.5%
U.S. Treasury Floating Rate Notes, 4.48%, due 10/31/26	3.2%
U.S. Treasury Bills, 5.08%, due 01/09/25	2.1%
U.S. Treasury Bills, 4.45%, due 02/25/25	2.0%
U.S. Treasury Bills, 4.99%, due 01/23/25	2.0%
U.S. Treasury Bills, 4.99%, due 01/16/25	1.9%
U.S. Treasury Floating Rate Notes, 4.46%, due 07/31/26	1.9%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	40.1%
8 to 30 Days	13.6%
31 to 60 Days	8.2%
61 to 90 Days	6.5%
91 to 180 Days	17.9%
Over 180 Days	9.1%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

00310186TSR AR SAJXX

State Street Institutional Treasury Plus Money Market Fund

Investment Class: TPVXX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$47	0.46%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$51,531,409,328
  Number of Portfolio Holdings105
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
FICCBA Tri Party Repo, 4.46%, due 01/02/25	4.6%
FICCJP Tri Party Repo, 4.46%, due 01/02/25	4.2%
Federal Reserve Band NY Tri Party, 4.25%, due 01/02/25	3.9%
FICCUB Bi Party Repo, 4.48%, due 01/02/25	3.5%
U.S. Treasury Floating Rate Notes, 4.48%, due 10/31/26	3.2%
U.S. Treasury Bills, 5.08%, due 01/09/25	2.1%
U.S. Treasury Bills, 4.45%, due 02/25/25	2.0%
U.S. Treasury Bills, 4.99%, due 01/23/25	2.0%
U.S. Treasury Bills, 4.99%, due 01/16/25	1.9%
U.S. Treasury Floating Rate Notes, 4.46%, due 07/31/26	1.9%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	40.1%
8 to 30 Days	13.6%
31 to 60 Days	8.2%
61 to 90 Days	6.5%
91 to 180 Days	17.9%
Over 180 Days	9.1%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR AR TPVXX

State Street Institutional Treasury Plus Money Market Fund

Investor Class: SAEXX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$19	0.19%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$51,531,409,328
  Number of Portfolio Holdings105
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
FICCBA Tri Party Repo, 4.46%, due 01/02/25	4.6%
FICCJP Tri Party Repo, 4.46%, due 01/02/25	4.2%
Federal Reserve Band NY Tri Party, 4.25%, due 01/02/25	3.9%
FICCUB Bi Party Repo, 4.48%, due 01/02/25	3.5%
U.S. Treasury Floating Rate Notes, 4.48%, due 10/31/26	3.2%
U.S. Treasury Bills, 5.08%, due 01/09/25	2.1%
U.S. Treasury Bills, 4.45%, due 02/25/25	2.0%
U.S. Treasury Bills, 4.99%, due 01/23/25	2.0%
U.S. Treasury Bills, 4.99%, due 01/16/25	1.9%
U.S. Treasury Floating Rate Notes, 4.46%, due 07/31/26	1.9%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	40.1%
8 to 30 Days	13.6%
31 to 60 Days	8.2%
61 to 90 Days	6.5%
91 to 180 Days	17.9%
Over 180 Days	9.1%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR AR SAEXX

State Street Institutional Treasury Plus Money Market Fund

Opportunity Class: OPTXX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunity Class	$14	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$51,531,409,328
  Number of Portfolio Holdings105
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
FICCBA Tri Party Repo, 4.46%, due 01/02/25	4.6%
FICCJP Tri Party Repo, 4.46%, due 01/02/25	4.2%
Federal Reserve Band NY Tri Party, 4.25%, due 01/02/25	3.9%
FICCUB Bi Party Repo, 4.48%, due 01/02/25	3.5%
U.S. Treasury Floating Rate Notes, 4.48%, due 10/31/26	3.2%
U.S. Treasury Bills, 5.08%, due 01/09/25	2.1%
U.S. Treasury Bills, 4.45%, due 02/25/25	2.0%
U.S. Treasury Bills, 4.99%, due 01/23/25	2.0%
U.S. Treasury Bills, 4.99%, due 01/16/25	1.9%
U.S. Treasury Floating Rate Notes, 4.46%, due 07/31/26	1.9%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	40.1%
8 to 30 Days	13.6%
31 to 60 Days	8.2%
61 to 90 Days	6.5%
91 to 180 Days	17.9%
Over 180 Days	9.1%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR AR OPTXX

State Street Institutional Treasury Plus Money Market Fund

Premier Class: TPIXX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$11	0.11%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$51,531,409,328
  Number of Portfolio Holdings105
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
FICCBA Tri Party Repo, 4.46%, due 01/02/25	4.6%
FICCJP Tri Party Repo, 4.46%, due 01/02/25	4.2%
Federal Reserve Band NY Tri Party, 4.25%, due 01/02/25	3.9%
FICCUB Bi Party Repo, 4.48%, due 01/02/25	3.5%
U.S. Treasury Floating Rate Notes, 4.48%, due 10/31/26	3.2%
U.S. Treasury Bills, 5.08%, due 01/09/25	2.1%
U.S. Treasury Bills, 4.45%, due 02/25/25	2.0%
U.S. Treasury Bills, 4.99%, due 01/23/25	2.0%
U.S. Treasury Bills, 4.99%, due 01/16/25	1.9%
U.S. Treasury Floating Rate Notes, 4.46%, due 07/31/26	1.9%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	40.1%
8 to 30 Days	13.6%
31 to 60 Days	8.2%
61 to 90 Days	6.5%
91 to 180 Days	17.9%
Over 180 Days	9.1%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR AR TPIXX

State Street Institutional Treasury Plus Money Market Fund

Trust Class: TPLXX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$17	0.17%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$51,531,409,328
  Number of Portfolio Holdings105
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
FICCBA Tri Party Repo, 4.46%, due 01/02/25	4.6%
FICCJP Tri Party Repo, 4.46%, due 01/02/25	4.2%
Federal Reserve Band NY Tri Party, 4.25%, due 01/02/25	3.9%
FICCUB Bi Party Repo, 4.48%, due 01/02/25	3.5%
U.S. Treasury Floating Rate Notes, 4.48%, due 10/31/26	3.2%
U.S. Treasury Bills, 5.08%, due 01/09/25	2.1%
U.S. Treasury Bills, 4.45%, due 02/25/25	2.0%
U.S. Treasury Bills, 4.99%, due 01/23/25	2.0%
U.S. Treasury Bills, 4.99%, due 01/16/25	1.9%
U.S. Treasury Floating Rate Notes, 4.46%, due 07/31/26	1.9%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	40.1%
8 to 30 Days	13.6%
31 to 60 Days	8.2%
61 to 90 Days	6.5%
91 to 180 Days	17.9%
Over 180 Days	9.1%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR AR TPLXX

State Street Institutional U.S. Government Money Market Fund

Administration Class: SALXX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration Class	$37	0.36%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$172,465,735,094
  Number of Portfolio Holdings193
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
FICCBA Tri Party Repo A, 4.46%, due 01/02/25	4.8%
FICCJP Tri Party Repo A, 4.46%, due 01/02/25	4.4%
FICCUB Bi Party Repo, 4.48%, due 01/02/25	2.9%
FICCRP Tri Party Repo A, 4.45%, due 01/02/25	2.2%
U.S. Treasury Bills, 4.45%, due 02/25/25	1.9%
U.S. Treasury Bills, 5.08%, due 01/09/25	1.8%
U.S. Treasury Bills, 4.99%, due 01/16/25	1.8%
U.S. Treasury Bills, 4.43%, due 01/28/25	1.7%
U.S. Treasury Bills, 4.99%, due 01/23/25	1.7%
Wells Fargo Bank NA D, 4.46%, due 01/02/25	1.6%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	30.1%
8 to 30 Days	12.2%
31 to 60 Days	8.1%
61 to 90 Days	6.9%
91 to 180 Days	21.0%
Over 180 Days	13.2%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR AR SALXX

State Street Institutional U.S. Government Money Market Fund

Bancroft Capital Class: VTGXX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bancroft Capital Class	$14	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$172,465,735,094
  Number of Portfolio Holdings193
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
FICCBA Tri Party Repo A, 4.46%, due 01/02/25	4.8%
FICCJP Tri Party Repo A, 4.46%, due 01/02/25	4.4%
FICCUB Bi Party Repo, 4.48%, due 01/02/25	2.9%
FICCRP Tri Party Repo A, 4.45%, due 01/02/25	2.2%
U.S. Treasury Bills, 4.45%, due 02/25/25	1.9%
U.S. Treasury Bills, 5.08%, due 01/09/25	1.8%
U.S. Treasury Bills, 4.99%, due 01/16/25	1.8%
U.S. Treasury Bills, 4.43%, due 01/28/25	1.7%
U.S. Treasury Bills, 4.99%, due 01/23/25	1.7%
Wells Fargo Bank NA D, 4.46%, due 01/02/25	1.6%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	30.1%
8 to 30 Days	12.2%
31 to 60 Days	8.1%
61 to 90 Days	6.9%
91 to 180 Days	21.0%
Over 180 Days	13.2%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR AR VTGXX

State Street Institutional U.S. Government Money Market Fund

Blaylock Van Class: BUYXX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blaylock Van Class	$14	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$172,465,735,094
  Number of Portfolio Holdings193
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
FICCBA Tri Party Repo A, 4.46%, due 01/02/25	4.8%
FICCJP Tri Party Repo A, 4.46%, due 01/02/25	4.4%
FICCUB Bi Party Repo, 4.48%, due 01/02/25	2.9%
FICCRP Tri Party Repo A, 4.45%, due 01/02/25	2.2%
U.S. Treasury Bills, 4.45%, due 02/25/25	1.9%
U.S. Treasury Bills, 5.08%, due 01/09/25	1.8%
U.S. Treasury Bills, 4.99%, due 01/16/25	1.8%
U.S. Treasury Bills, 4.43%, due 01/28/25	1.7%
U.S. Treasury Bills, 4.99%, due 01/23/25	1.7%
Wells Fargo Bank NA D, 4.46%, due 01/02/25	1.6%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	30.1%
8 to 30 Days	12.2%
31 to 60 Days	8.1%
61 to 90 Days	6.9%
91 to 180 Days	21.0%
Over 180 Days	13.2%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR AR BUYXX

State Street Institutional U.S. Government Money Market Fund

Cabrera Capital Markets Class: CAHXX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cabrera Capital Markets Class	$14	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$172,465,735,094
  Number of Portfolio Holdings193
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
FICCBA Tri Party Repo A, 4.46%, due 01/02/25	4.8%
FICCJP Tri Party Repo A, 4.46%, due 01/02/25	4.4%
FICCUB Bi Party Repo, 4.48%, due 01/02/25	2.9%
FICCRP Tri Party Repo A, 4.45%, due 01/02/25	2.2%
U.S. Treasury Bills, 4.45%, due 02/25/25	1.9%
U.S. Treasury Bills, 5.08%, due 01/09/25	1.8%
U.S. Treasury Bills, 4.99%, due 01/16/25	1.8%
U.S. Treasury Bills, 4.43%, due 01/28/25	1.7%
U.S. Treasury Bills, 4.99%, due 01/23/25	1.7%
Wells Fargo Bank NA D, 4.46%, due 01/02/25	1.6%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	30.1%
8 to 30 Days	12.2%
31 to 60 Days	8.1%
61 to 90 Days	6.9%
91 to 180 Days	21.0%
Over 180 Days	13.2%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR AR CAHXX

State Street Institutional U.S. Government Money Market Fund

Class G: SSOXX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G	$7	0.07%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$172,465,735,094
  Number of Portfolio Holdings193
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
FICCBA Tri Party Repo A, 4.46%, due 01/02/25	4.8%
FICCJP Tri Party Repo A, 4.46%, due 01/02/25	4.4%
FICCUB Bi Party Repo, 4.48%, due 01/02/25	2.9%
FICCRP Tri Party Repo A, 4.45%, due 01/02/25	2.2%
U.S. Treasury Bills, 4.45%, due 02/25/25	1.9%
U.S. Treasury Bills, 5.08%, due 01/09/25	1.8%
U.S. Treasury Bills, 4.99%, due 01/16/25	1.8%
U.S. Treasury Bills, 4.43%, due 01/28/25	1.7%
U.S. Treasury Bills, 4.99%, due 01/23/25	1.7%
Wells Fargo Bank NA D, 4.46%, due 01/02/25	1.6%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	30.1%
8 to 30 Days	12.2%
31 to 60 Days	8.1%
61 to 90 Days	6.9%
91 to 180 Days	21.0%
Over 180 Days	13.2%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR AR SSOXX

State Street Institutional U.S. Government Money Market Fund

Institutional Class: SAHXX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$14	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$172,465,735,094
  Number of Portfolio Holdings193
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
FICCBA Tri Party Repo A, 4.46%, due 01/02/25	4.8%
FICCJP Tri Party Repo A, 4.46%, due 01/02/25	4.4%
FICCUB Bi Party Repo, 4.48%, due 01/02/25	2.9%
FICCRP Tri Party Repo A, 4.45%, due 01/02/25	2.2%
U.S. Treasury Bills, 4.45%, due 02/25/25	1.9%
U.S. Treasury Bills, 5.08%, due 01/09/25	1.8%
U.S. Treasury Bills, 4.99%, due 01/16/25	1.8%
U.S. Treasury Bills, 4.43%, due 01/28/25	1.7%
U.S. Treasury Bills, 4.99%, due 01/23/25	1.7%
Wells Fargo Bank NA D, 4.46%, due 01/02/25	1.6%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	30.1%
8 to 30 Days	12.2%
31 to 60 Days	8.1%
61 to 90 Days	6.9%
91 to 180 Days	21.0%
Over 180 Days	13.2%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

00310184TSR AR SAHXX

State Street Institutional U.S. Government Money Market Fund

Investment Class: GVVXX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$47	0.46%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$172,465,735,094
  Number of Portfolio Holdings193
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
FICCBA Tri Party Repo A, 4.46%, due 01/02/25	4.8%
FICCJP Tri Party Repo A, 4.46%, due 01/02/25	4.4%
FICCUB Bi Party Repo, 4.48%, due 01/02/25	2.9%
FICCRP Tri Party Repo A, 4.45%, due 01/02/25	2.2%
U.S. Treasury Bills, 4.45%, due 02/25/25	1.9%
U.S. Treasury Bills, 5.08%, due 01/09/25	1.8%
U.S. Treasury Bills, 4.99%, due 01/16/25	1.8%
U.S. Treasury Bills, 4.43%, due 01/28/25	1.7%
U.S. Treasury Bills, 4.99%, due 01/23/25	1.7%
Wells Fargo Bank NA D, 4.46%, due 01/02/25	1.6%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	30.1%
8 to 30 Days	12.2%
31 to 60 Days	8.1%
61 to 90 Days	6.9%
91 to 180 Days	21.0%
Over 180 Days	13.2%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR AR GVVXX

State Street Institutional U.S. Government Money Market Fund

Investor Class: SAMXX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$19	0.19%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$172,465,735,094
  Number of Portfolio Holdings193
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
FICCBA Tri Party Repo A, 4.46%, due 01/02/25	4.8%
FICCJP Tri Party Repo A, 4.46%, due 01/02/25	4.4%
FICCUB Bi Party Repo, 4.48%, due 01/02/25	2.9%
FICCRP Tri Party Repo A, 4.45%, due 01/02/25	2.2%
U.S. Treasury Bills, 4.45%, due 02/25/25	1.9%
U.S. Treasury Bills, 5.08%, due 01/09/25	1.8%
U.S. Treasury Bills, 4.99%, due 01/16/25	1.8%
U.S. Treasury Bills, 4.43%, due 01/28/25	1.7%
U.S. Treasury Bills, 4.99%, due 01/23/25	1.7%
Wells Fargo Bank NA D, 4.46%, due 01/02/25	1.6%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	30.1%
8 to 30 Days	12.2%
31 to 60 Days	8.1%
61 to 90 Days	6.9%
91 to 180 Days	21.0%
Over 180 Days	13.2%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR AR SAMXX

State Street Institutional U.S. Government Money Market Fund

Opportunity Class: OPGXX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunity Class	$14	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$172,465,735,094
  Number of Portfolio Holdings193
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
FICCBA Tri Party Repo A, 4.46%, due 01/02/25	4.8%
FICCJP Tri Party Repo A, 4.46%, due 01/02/25	4.4%
FICCUB Bi Party Repo, 4.48%, due 01/02/25	2.9%
FICCRP Tri Party Repo A, 4.45%, due 01/02/25	2.2%
U.S. Treasury Bills, 4.45%, due 02/25/25	1.9%
U.S. Treasury Bills, 5.08%, due 01/09/25	1.8%
U.S. Treasury Bills, 4.99%, due 01/16/25	1.8%
U.S. Treasury Bills, 4.43%, due 01/28/25	1.7%
U.S. Treasury Bills, 4.99%, due 01/23/25	1.7%
Wells Fargo Bank NA D, 4.46%, due 01/02/25	1.6%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	30.1%
8 to 30 Days	12.2%
31 to 60 Days	8.1%
61 to 90 Days	6.9%
91 to 180 Days	21.0%
Over 180 Days	13.2%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR AR OPGXX

State Street Institutional U.S. Government Money Market Fund

Premier Class: GVMXX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$11	0.11%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$172,465,735,094
  Number of Portfolio Holdings193
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
FICCBA Tri Party Repo A, 4.46%, due 01/02/25	4.8%
FICCJP Tri Party Repo A, 4.46%, due 01/02/25	4.4%
FICCUB Bi Party Repo, 4.48%, due 01/02/25	2.9%
FICCRP Tri Party Repo A, 4.45%, due 01/02/25	2.2%
U.S. Treasury Bills, 4.45%, due 02/25/25	1.9%
U.S. Treasury Bills, 5.08%, due 01/09/25	1.8%
U.S. Treasury Bills, 4.99%, due 01/16/25	1.8%
U.S. Treasury Bills, 4.43%, due 01/28/25	1.7%
U.S. Treasury Bills, 4.99%, due 01/23/25	1.7%
Wells Fargo Bank NA D, 4.46%, due 01/02/25	1.6%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	30.1%
8 to 30 Days	12.2%
31 to 60 Days	8.1%
61 to 90 Days	6.9%
91 to 180 Days	21.0%
Over 180 Days	13.2%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR AR GVMXX

State Street Institutional U.S. Government Money Market Fund

Select Class: GVSXX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$8	0.08%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$172,465,735,094
  Number of Portfolio Holdings193
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
FICCBA Tri Party Repo A, 4.46%, due 01/02/25	4.8%
FICCJP Tri Party Repo A, 4.46%, due 01/02/25	4.4%
FICCUB Bi Party Repo, 4.48%, due 01/02/25	2.9%
FICCRP Tri Party Repo A, 4.45%, due 01/02/25	2.2%
U.S. Treasury Bills, 4.45%, due 02/25/25	1.9%
U.S. Treasury Bills, 5.08%, due 01/09/25	1.8%
U.S. Treasury Bills, 4.99%, due 01/16/25	1.8%
U.S. Treasury Bills, 4.43%, due 01/28/25	1.7%
U.S. Treasury Bills, 4.99%, due 01/23/25	1.7%
Wells Fargo Bank NA D, 4.46%, due 01/02/25	1.6%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	30.1%
8 to 30 Days	12.2%
31 to 60 Days	8.1%
61 to 90 Days	6.9%
91 to 180 Days	21.0%
Over 180 Days	13.2%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR AR GVSXX

State Street Small/Mid Cap Equity Index Fund

Class A: SSMJX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Small/Mid Cap Equity Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.35%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

How did the Fund perform last year and what affected its performance?

Performance of the Fund for the reporting period was driven by interest rate cuts, easing inflation, and a strengthening U.S. economy.  The Fund generated positive performance for the reporting period and the Fund's performance did not materially deviate from the benchmark. The strongest performing sectors were the Financial, Information Technology, and Industrial sectors generating double-digit performance. All sectors had positive performance for the reporting period, however, the contribution to return from the Real Estate, Consumer Staples and Health Care sectors had the least impact on performance.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSMJX with load	S&P 500 Index	Russell Small Cap Completeness Index
10/15/15	$9,475	$10,000	$10,000
10/31/15	$9,677	$10,279	$10,035
11/30/15	$9,838	$10,309	$10,207
12/31/15	$9,462	$10,146	$9,796
01/31/16	$8,609	$9,643	$8,952
02/29/16	$8,640	$9,630	$8,983
03/31/16	$9,350	$10,283	$9,728
04/30/16	$9,503	$10,323	$9,892
05/31/16	$9,665	$10,509	$10,072
06/30/16	$9,675	$10,536	$10,068
07/31/16	$10,193	$10,924	$10,612
08/31/16	$10,264	$10,940	$10,703
09/30/16	$10,356	$10,942	$10,798
10/31/16	$9,960	$10,742	$10,387
11/30/16	$10,752	$11,140	$11,224
12/31/16	$10,945	$11,360	$11,422
01/31/17	$11,160	$11,575	$11,648
02/28/17	$11,437	$12,035	$11,933
03/31/17	$11,407	$12,049	$11,924
04/30/17	$11,550	$12,173	$12,071
05/31/17	$11,478	$12,344	$11,991
06/30/17	$11,725	$12,421	$12,267
07/31/17	$11,848	$12,677	$12,396
08/31/17	$11,807	$12,715	$12,350
09/30/17	$12,309	$12,978	$12,875
10/31/17	$12,494	$13,281	$13,078
11/30/17	$12,853	$13,688	$13,449
12/31/17	$12,900	$13,840	$13,509
01/31/18	$13,332	$14,632	$13,952
02/28/18	$12,836	$14,093	$13,446
03/31/18	$12,922	$13,735	$13,533
04/30/18	$12,944	$13,788	$13,568
05/31/18	$13,559	$14,120	$14,213
06/30/18	$13,667	$14,207	$14,334
07/31/18	$13,861	$14,735	$14,546
08/31/18	$14,498	$15,215	$15,216
09/30/18	$14,239	$15,302	$14,951
10/31/18	$12,825	$14,256	$13,458
11/30/18	$13,084	$14,547	$13,728
12/31/18	$11,694	$13,233	$12,266
01/31/19	$13,045	$14,294	$13,682
02/28/19	$13,671	$14,753	$14,361
03/31/19	$13,548	$15,039	$14,222
04/30/19	$14,051	$15,648	$14,766
05/31/19	$13,068	$14,654	$13,727
06/30/19	$13,961	$15,687	$14,672
07/31/19	$14,173	$15,912	$14,907
08/31/19	$13,559	$15,660	$14,263
09/30/19	$13,704	$15,953	$14,417
10/31/19	$13,950	$16,299	$14,686
11/30/19	$14,598	$16,890	$15,377
12/31/19	$14,901	$17,400	$15,705
01/31/20	$14,795	$17,393	$15,611
02/29/20	$13,619	$15,961	$14,378
03/31/20	$10,726	$13,990	$11,327
04/30/20	$12,395	$15,783	$13,100
05/31/20	$13,474	$16,535	$14,252
06/30/20	$13,987	$16,864	$14,805
07/31/20	$14,789	$17,815	$15,670
08/31/20	$15,894	$19,095	$16,855
09/30/20	$15,450	$18,370	$16,395
10/31/20	$15,495	$17,881	$16,446
11/30/20	$18,294	$19,839	$19,434
12/31/20	$19,638	$20,601	$20,869
01/31/21	$20,081	$20,393	$21,341
02/28/21	$21,075	$20,956	$22,417
03/31/21	$21,044	$21,873	$22,387
04/30/21	$21,918	$23,041	$23,339
05/31/21	$21,786	$23,202	$23,206
06/30/21	$22,453	$23,743	$23,939
07/31/21	$22,161	$24,307	$23,638
08/31/21	$22,594	$25,047	$24,113
09/30/21	$21,733	$23,882	$23,200
10/31/21	$22,972	$25,555	$24,535
11/30/21	$21,749	$25,378	$23,237
12/31/21	$21,984	$26,515	$23,506
01/31/22	$19,838	$25,143	$21,220
02/28/22	$19,818	$24,390	$21,207
03/31/22	$19,969	$25,296	$21,374
04/30/22	$17,885	$23,090	$19,148
05/31/22	$17,573	$23,132	$18,811
06/30/22	$15,981	$21,223	$17,109
07/31/22	$17,649	$23,180	$18,903
08/31/22	$17,284	$22,234	$18,518
09/30/22	$15,588	$20,187	$16,704
10/31/22	$16,904	$21,821	$18,120
11/30/22	$17,474	$23,040	$18,737
12/31/22	$16,325	$21,713	$17,513
01/31/23	$18,065	$23,077	$19,386
02/28/23	$17,772	$22,514	$19,074
03/31/23	$17,272	$23,341	$18,543
04/30/23	$16,890	$23,705	$18,138
05/31/23	$16,966	$23,808	$18,225
06/30/23	$18,364	$25,381	$19,730
07/31/23	$19,430	$26,197	$20,879
08/31/23	$18,641	$25,780	$20,038
09/30/23	$17,729	$24,550	$19,063
10/31/23	$16,624	$24,034	$17,885
11/30/23	$18,446	$26,229	$19,815
12/31/23	$20,341	$27,421	$21,858
01/31/24	$19,862	$27,882	$21,349
02/29/24	$21,092	$29,370	$22,678
03/31/24	$21,789	$30,315	$23,436
04/30/24	$20,384	$29,077	$21,934
05/31/24	$21,080	$30,519	$22,689
06/30/24	$21,070	$31,614	$22,683
07/31/24	$22,363	$31,999	$24,075
08/31/24	$22,453	$32,775	$24,175
09/30/24	$22,800	$33,475	$24,555
10/31/24	$22,917	$33,171	$24,688
11/30/24	$25,598	$35,119	$27,579
12/31/24	$23,761	$34,281	$25,604

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 10/15/15
SSMJX	16.81%	9.78%	10.49%
SSMJX (Adjusted for the 5.25% Maximum Sales Charge)	10.68%	8.60%	9.85%
S&P 500 Index	25.02%	14.53%	14.31%
Russell Small Cap Completeness Index	17.14%	10.27%	10.75%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$642,458,777
  Number of Portfolio Holdings2,490
  Portfolio Turnover Rate24%
  Total Advisory Fees Paid$0

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
Marvell Technology, Inc.	1.3%
AppLovin Corp., Class A	1.2%
Spotify Technology SA	0.9%
CRH PLC	0.9%
DoorDash, Inc., Class A	0.8%
Trade Desk, Inc., Class A	0.7%
Coinbase Global, Inc., Class A	0.7%
Snowflake, Inc., Class A	0.7%
Cheniere Energy, Inc.	0.7%
MicroStrategy, Inc., Class A	0.7%

Top Ten Industry

Industry	%
Software	9.1%
Banks	6.3%
Biotechnology	4.9%
Capital Markets	4.5%
Semiconductors & Semiconductor Equipment	3.4%
Hotels, Restaurants & Leisure	3.3%
Oil, Gas & Consumable Fuels	3.2%
Machinery	3.2%
Specialty Retail	3.1%
Insurance	3.0%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SSMJX

State Street Small/Mid Cap Equity Index Fund

Class I: SSMLX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Small/Mid Cap Equity Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.11%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

How did the Fund perform last year and what affected its performance?

Performance of the Fund for the reporting period was driven by interest rate cuts, easing inflation, and a strengthening U.S. economy.  The Fund generated positive performance for the reporting period and the Fund's performance did not materially deviate from the benchmark. The strongest performing sectors were the Financial, Information Technology, and Industrial sectors generating double-digit performance. All sectors had positive performance for the reporting period, however, the contribution to return from the Real Estate, Consumer Staples and Health Care sectors had the least impact on performance.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSMLX	S&P 500 Index	Russell Small Cap Completeness Index
10/15/15	$10,000	$10,000	$10,000
11/30/15	$10,209	$10,309	$10,207
12/31/15	$9,824	$10,146	$9,796
01/31/16	$8,939	$9,643	$8,952
02/29/16	$8,971	$9,630	$8,983
03/31/16	$9,708	$10,283	$9,728
04/30/16	$9,867	$10,323	$9,892
05/31/16	$10,046	$10,509	$10,072
06/30/16	$10,056	$10,536	$10,068
07/31/16	$10,604	$10,924	$10,612
08/31/16	$10,678	$10,940	$10,703
09/30/16	$10,773	$10,942	$10,798
10/31/16	$10,362	$10,742	$10,387
11/30/16	$11,195	$11,140	$11,224
12/31/16	$11,392	$11,360	$11,422
01/31/17	$11,617	$11,575	$11,648
02/28/17	$11,905	$12,035	$11,933
03/31/17	$11,884	$12,049	$11,924
04/30/17	$12,033	$12,173	$12,071
05/31/17	$11,958	$12,344	$11,991
06/30/17	$12,225	$12,421	$12,267
07/31/17	$12,353	$12,677	$12,396
08/31/17	$12,311	$12,715	$12,350
09/30/17	$12,834	$12,978	$12,875
10/31/17	$13,037	$13,281	$13,078
11/30/17	$13,410	$13,688	$13,449
12/31/17	$13,461	$13,840	$13,509
01/31/18	$13,912	$14,632	$13,952
02/28/18	$13,405	$14,093	$13,446
03/31/18	$13,495	$13,735	$13,533
04/30/18	$13,529	$13,788	$13,568
05/31/18	$14,171	$14,120	$14,213
06/30/18	$14,284	$14,207	$14,334
07/31/18	$14,486	$14,735	$14,546
08/31/18	$15,151	$15,215	$15,216
09/30/18	$14,892	$15,302	$14,951
10/31/18	$13,405	$14,256	$13,458
11/30/18	$13,675	$14,547	$13,728
12/31/18	$12,241	$13,233	$12,266
01/31/19	$13,642	$14,294	$13,682
02/28/19	$14,308	$14,753	$14,361
03/31/19	$14,180	$15,039	$14,222
04/30/19	$14,717	$15,648	$14,766
05/31/19	$13,677	$14,654	$13,727
06/30/19	$14,624	$15,687	$14,672
07/31/19	$14,845	$15,912	$14,907
08/31/19	$14,203	$15,660	$14,263
09/30/19	$14,367	$15,953	$14,417
10/31/19	$14,624	$16,299	$14,686
11/30/19	$15,313	$16,890	$15,377
12/31/19	$15,632	$17,400	$15,705
01/31/20	$15,533	$17,393	$15,611
02/29/20	$14,300	$15,961	$14,378
03/31/20	$11,265	$13,990	$11,327
04/30/20	$13,017	$15,783	$13,100
05/31/20	$14,153	$16,535	$14,252
06/30/20	$14,694	$16,864	$14,805
07/31/20	$15,540	$17,815	$15,670
08/31/20	$16,706	$19,095	$16,855
09/30/20	$16,242	$18,370	$16,395
10/31/20	$16,293	$17,881	$16,446
11/30/20	$19,240	$19,839	$19,434
12/31/20	$20,657	$20,601	$20,869
01/31/21	$21,129	$20,393	$21,341
02/28/21	$22,178	$20,956	$22,417
03/31/21	$22,151	$21,873	$22,387
04/30/21	$23,075	$23,041	$23,339
05/31/21	$22,940	$23,202	$23,206
06/30/21	$23,648	$23,743	$23,939
07/31/21	$23,345	$24,307	$23,638
08/31/21	$23,805	$25,047	$24,113
09/30/21	$22,903	$23,882	$23,200
10/31/21	$24,215	$25,555	$24,535
11/30/21	$22,930	$25,378	$23,237
12/31/21	$23,182	$26,515	$23,506
01/31/22	$20,924	$25,143	$21,220
02/28/22	$20,906	$24,390	$21,207
03/31/22	$21,071	$25,296	$21,374
04/30/22	$18,875	$23,090	$19,148
05/31/22	$18,550	$23,132	$18,811
06/30/22	$16,874	$21,223	$17,109
07/31/22	$18,638	$23,180	$18,903
08/31/22	$18,256	$22,234	$18,518
09/30/22	$16,468	$20,187	$16,704
10/31/22	$17,862	$21,821	$18,120
11/30/22	$18,470	$23,040	$18,737
12/31/22	$17,258	$21,713	$17,513
01/31/23	$19,102	$23,077	$19,386
02/28/23	$18,796	$22,514	$19,074
03/31/23	$18,271	$23,341	$18,543
04/30/23	$17,870	$23,705	$18,138
05/31/23	$17,955	$23,808	$18,225
06/30/23	$19,438	$25,381	$19,730
07/31/23	$20,570	$26,197	$20,879
08/31/23	$19,739	$25,780	$20,038
09/30/23	$18,777	$24,550	$19,063
10/31/23	$17,612	$24,034	$17,885
11/30/23	$19,546	$26,229	$19,815
12/31/23	$21,558	$27,421	$21,858
01/31/24	$21,055	$27,882	$21,349
02/29/24	$22,362	$29,370	$22,678
03/31/24	$23,107	$30,315	$23,436
04/30/24	$21,620	$29,077	$21,934
05/31/24	$22,364	$30,519	$22,689
06/30/24	$22,357	$31,614	$22,683
07/31/24	$23,735	$31,999	$24,075
08/31/24	$23,835	$32,775	$24,175
09/30/24	$24,209	$33,475	$24,555
10/31/24	$24,337	$33,171	$24,688
11/30/24	$27,191	$35,119	$27,579
12/31/24	$25,244	$34,281	$25,604

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 10/15/15
SSMLX	17.10%	10.06%	10.57%
S&P 500 Index	25.02%	14.53%	14.31%
Russell Small Cap Completeness Index	17.14%	10.27%	10.75%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$642,458,777
  Number of Portfolio Holdings2,490
  Portfolio Turnover Rate24%
  Total Advisory Fees Paid$0

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
Marvell Technology, Inc.	1.3%
AppLovin Corp., Class A	1.2%
Spotify Technology SA	0.9%
CRH PLC	0.9%
DoorDash, Inc., Class A	0.8%
Trade Desk, Inc., Class A	0.7%
Coinbase Global, Inc., Class A	0.7%
Snowflake, Inc., Class A	0.7%
Cheniere Energy, Inc.	0.7%
MicroStrategy, Inc., Class A	0.7%

Top Ten Industry

Industry	%
Software	9.1%
Banks	6.3%
Biotechnology	4.9%
Capital Markets	4.5%
Semiconductors & Semiconductor Equipment	3.4%
Hotels, Restaurants & Leisure	3.3%
Oil, Gas & Consumable Fuels	3.2%
Machinery	3.2%
Specialty Retail	3.1%
Insurance	3.0%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SSMLX

State Street Small/Mid Cap Equity Index Fund

Class K: SSMKX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Small/Mid Cap Equity Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$3	0.03%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

How did the Fund perform last year and what affected its performance?

Performance of the Fund for the reporting period was driven by interest rate cuts, easing inflation, and a strengthening U.S. economy.  The Fund generated positive performance for the reporting period and the Fund's performance did not materially deviate from the benchmark. The strongest performing sectors were the Financial, Information Technology, and Industrial sectors generating double-digit performance. All sectors had positive performance for the reporting period, however, the contribution to return from the Real Estate, Consumer Staples and Health Care sectors had the least impact on performance.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSMKX	S&P 500 Index	Russell Small Cap Completeness Index
08/11/15	$10,000	$10,000	$10,000
09/30/15	$9,090	$9,242	$9,081
10/31/15	$9,590	$10,022	$9,581
11/30/15	$9,750	$10,052	$9,746
12/31/15	$9,362	$9,893	$9,354
01/31/16	$8,537	$9,402	$8,548
02/29/16	$8,567	$9,390	$8,577
03/31/16	$9,272	$10,027	$9,288
04/30/16	$9,423	$10,066	$9,445
05/31/16	$9,594	$10,246	$9,617
06/30/16	$9,604	$10,273	$9,613
07/31/16	$10,117	$10,652	$10,132
08/31/16	$10,198	$10,667	$10,219
09/30/16	$10,288	$10,669	$10,310
10/31/16	$9,896	$10,474	$9,917
11/30/16	$10,691	$10,862	$10,717
12/31/16	$10,880	$11,077	$10,906
01/31/17	$11,094	$11,287	$11,121
02/28/17	$11,369	$11,735	$11,394
03/31/17	$11,349	$11,748	$11,385
04/30/17	$11,492	$11,869	$11,526
05/31/17	$11,420	$12,036	$11,449
06/30/17	$11,675	$12,111	$11,712
07/31/17	$11,797	$12,360	$11,836
08/31/17	$11,757	$12,398	$11,792
09/30/17	$12,256	$12,654	$12,293
10/31/17	$12,450	$12,949	$12,487
11/30/17	$12,807	$13,346	$12,841
12/31/17	$12,856	$13,495	$12,899
01/31/18	$13,297	$14,267	$13,322
02/28/18	$12,802	$13,742	$12,838
03/31/18	$12,888	$13,392	$12,921
04/30/18	$12,920	$13,444	$12,955
05/31/18	$13,533	$13,767	$13,571
06/30/18	$13,641	$13,852	$13,687
07/31/18	$13,845	$14,368	$13,889
08/31/18	$14,480	$14,836	$14,528
09/30/18	$14,222	$14,920	$14,276
10/31/18	$12,813	$13,900	$12,850
11/30/18	$13,071	$14,184	$13,108
12/31/18	$11,695	$12,903	$11,711
01/31/19	$13,045	$13,937	$13,064
02/28/19	$13,670	$14,385	$13,712
03/31/19	$13,547	$14,664	$13,580
04/30/19	$14,060	$15,258	$14,099
05/31/19	$13,067	$14,288	$13,107
06/30/19	$13,982	$15,295	$14,009
07/31/19	$14,194	$15,515	$14,233
08/31/19	$13,581	$15,269	$13,618
09/30/19	$13,737	$15,555	$13,766
10/31/19	$13,982	$15,892	$14,023
11/30/19	$14,641	$16,469	$14,682
12/31/19	$14,951	$16,966	$14,996
01/31/20	$14,856	$16,959	$14,906
02/29/20	$13,688	$15,563	$13,728
03/31/20	$10,785	$13,641	$10,815
04/30/20	$12,460	$15,390	$12,509
05/31/20	$13,550	$16,122	$13,608
06/30/20	$14,070	$16,443	$14,136
07/31/20	$14,882	$17,370	$14,962
08/31/20	$16,001	$18,619	$16,094
09/30/20	$15,559	$17,911	$15,654
10/31/20	$15,611	$17,435	$15,703
11/30/20	$18,437	$19,344	$18,556
12/31/20	$19,800	$20,087	$19,926
01/31/21	$20,255	$19,884	$20,377
02/28/21	$21,264	$20,433	$21,404
03/31/21	$21,242	$21,328	$21,375
04/30/21	$22,131	$22,466	$22,284
05/31/21	$22,006	$22,623	$22,158
06/30/21	$22,689	$23,151	$22,857
07/31/21	$22,402	$23,701	$22,570
08/31/21	$22,848	$24,422	$23,024
09/30/21	$21,986	$23,286	$22,152
10/31/21	$23,248	$24,917	$23,426
11/30/21	$22,018	$24,744	$22,187
12/31/21	$22,265	$25,853	$22,444
01/31/22	$20,099	$24,516	$20,261
02/28/22	$20,086	$23,782	$20,249
03/31/22	$20,246	$24,665	$20,409
04/30/22	$18,140	$22,514	$18,282
05/31/22	$17,830	$22,555	$17,961
06/30/22	$16,221	$20,693	$16,336
07/31/22	$17,921	$22,601	$18,049
08/31/22	$17,557	$21,680	$17,681
09/30/22	$15,840	$19,683	$15,949
10/31/22	$17,184	$21,276	$17,301
11/30/22	$17,771	$22,465	$17,890
12/31/22	$16,608	$21,171	$16,722
01/31/23	$18,385	$22,501	$18,510
02/28/23	$18,094	$21,952	$18,212
03/31/23	$17,592	$22,758	$17,705
04/30/23	$17,208	$23,114	$17,318
05/31/23	$17,293	$23,214	$17,402
06/30/23	$18,725	$24,748	$18,839
07/31/23	$19,818	$25,543	$19,936
08/31/23	$19,021	$25,136	$19,133
09/30/23	$18,097	$23,938	$18,202
10/31/23	$16,976	$23,434	$17,077
11/30/23	$18,843	$25,575	$18,920
12/31/23	$20,787	$26,737	$20,870
01/31/24	$20,306	$27,186	$20,384
02/29/24	$21,570	$28,637	$21,653
03/31/24	$22,292	$29,559	$22,378
04/30/24	$20,861	$28,352	$20,943
05/31/24	$21,581	$29,757	$21,664
06/30/24	$21,576	$30,825	$21,658
07/31/24	$22,904	$31,200	$22,987
08/31/24	$23,001	$31,957	$23,083
09/30/24	$23,361	$32,640	$23,446
10/31/24	$23,485	$32,344	$23,572
11/30/24	$26,239	$34,242	$26,333
12/31/24	$24,360	$33,426	$24,447

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 08/11/15
SSMKX	17.19%	10.26%	9.94%
S&P 500 Index	25.02%	14.53%	13.72%
Russell Small Cap Completeness Index	17.14%	10.27%	9.99%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$642,458,777
  Number of Portfolio Holdings2,490
  Portfolio Turnover Rate24%
  Total Advisory Fees Paid$0

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
Marvell Technology, Inc.	1.3%
AppLovin Corp., Class A	1.2%
Spotify Technology SA	0.9%
CRH PLC	0.9%
DoorDash, Inc., Class A	0.8%
Trade Desk, Inc., Class A	0.7%
Coinbase Global, Inc., Class A	0.7%
Snowflake, Inc., Class A	0.7%
Cheniere Energy, Inc.	0.7%
MicroStrategy, Inc., Class A	0.7%

Top Ten Industry

Industry	%
Software	9.1%
Banks	6.3%
Biotechnology	4.9%
Capital Markets	4.5%
Semiconductors & Semiconductor Equipment	3.4%
Hotels, Restaurants & Leisure	3.3%
Oil, Gas & Consumable Fuels	3.2%
Machinery	3.2%
Specialty Retail	3.1%
Insurance	3.0%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SSMKX

State Street Small/Mid Cap Equity Index Portfolio

SSMHX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Small/Mid Cap Equity Index Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/resources/master-portfolio-fund-documents. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Small/Mid Cap Equity Index Portfolio	$2	0.02%

How did the Fund perform last year and what affected its performance?

Performance of the Fund for the reporting period was driven by interest rate cuts, easing inflation, and a strengthening U.S. economy.  The Fund generated positive performance for the reporting period and the Fund's performance did not materially deviate from the benchmark. The strongest performing sectors were the Financial, Information Technology, and Industrial sectors generating double-digit performance. All sectors had positive performance for the reporting period, however, the contribution to return from the Real Estate, Consumer Staples and Health Care sectors had the least impact on performance.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSMHX	S&P 500 Index	Russell Small Cap Completeness Index
08/11/15	$10,000	$10,000	$10,000
09/30/15	$9,090	$9,242	$9,081
10/31/15	$9,590	$10,022	$9,581
11/30/15	$9,750	$10,052	$9,746
12/31/15	$9,370	$9,893	$9,354
01/31/16	$8,564	$9,402	$8,548
02/29/16	$8,594	$9,390	$8,577
03/31/16	$9,299	$10,027	$9,288
04/30/16	$9,450	$10,066	$9,445
05/31/16	$9,622	$10,246	$9,617
06/30/16	$9,632	$10,273	$9,613
07/31/16	$10,145	$10,652	$10,132
08/31/16	$10,226	$10,667	$10,219
09/30/16	$10,317	$10,669	$10,310
10/31/16	$9,924	$10,474	$9,917
11/30/16	$10,720	$10,862	$10,717
12/31/16	$10,912	$11,077	$10,906
01/31/17	$11,127	$11,287	$11,121
02/28/17	$11,404	$11,735	$11,394
03/31/17	$11,383	$11,748	$11,385
04/30/17	$11,527	$11,869	$11,526
05/31/17	$11,455	$12,036	$11,449
06/30/17	$11,711	$12,111	$11,712
07/31/17	$11,834	$12,360	$11,836
08/31/17	$11,793	$12,398	$11,792
09/30/17	$12,295	$12,654	$12,293
10/31/17	$12,490	$12,949	$12,487
11/30/17	$12,848	$13,346	$12,841
12/31/17	$12,898	$13,495	$12,899
01/31/18	$13,335	$14,267	$13,322
02/28/18	$12,845	$13,742	$12,838
03/31/18	$12,930	$13,392	$12,921
04/30/18	$12,962	$13,444	$12,955
05/31/18	$13,580	$13,767	$13,571
06/30/18	$13,687	$13,852	$13,687
07/31/18	$13,889	$14,368	$13,889
08/31/18	$14,529	$14,836	$14,528
09/30/18	$14,273	$14,920	$14,276
10/31/18	$12,855	$13,900	$12,850
11/30/18	$13,111	$14,184	$13,108
12/31/18	$11,728	$12,903	$11,711
01/31/19	$13,081	$13,937	$13,064
02/28/19	$13,718	$14,385	$13,712
03/31/19	$13,593	$14,664	$13,580
04/30/19	$14,105	$15,258	$14,099
05/31/19	$13,115	$14,288	$13,107
06/30/19	$14,026	$15,295	$14,009
07/31/19	$14,242	$15,515	$14,233
08/31/19	$13,627	$15,269	$13,618
09/30/19	$13,787	$15,555	$13,766
10/31/19	$14,037	$15,892	$14,023
11/30/19	$14,697	$16,469	$14,682
12/31/19	$15,009	$16,966	$14,996
01/31/20	$14,914	$16,959	$14,906
02/29/20	$13,735	$15,563	$13,728
03/31/20	$10,823	$13,641	$10,815
04/30/20	$12,509	$15,390	$12,509
05/31/20	$13,603	$16,122	$13,608
06/30/20	$14,126	$16,443	$14,136
07/31/20	$14,942	$17,370	$14,962
08/31/20	$16,065	$18,619	$16,094
09/30/20	$15,622	$17,911	$15,654
10/31/20	$15,675	$17,435	$15,703
11/30/20	$18,512	$19,344	$18,556
12/31/20	$19,880	$20,087	$19,926
01/31/21	$20,338	$19,884	$20,377
02/28/21	$21,352	$20,433	$21,404
03/31/21	$21,330	$21,328	$21,375
04/30/21	$22,224	$22,466	$22,284
05/31/21	$22,099	$22,623	$22,158
06/30/21	$22,786	$23,151	$22,857
07/31/21	$22,498	$23,701	$22,570
08/31/21	$22,947	$24,422	$23,024
09/30/21	$22,082	$23,286	$22,152
10/31/21	$23,351	$24,917	$23,426
11/30/21	$22,117	$24,744	$22,187
12/31/21	$22,365	$25,853	$22,444
01/31/22	$20,191	$24,516	$20,261
02/28/22	$20,178	$23,782	$20,249
03/31/22	$20,341	$24,665	$20,409
04/30/22	$18,224	$22,514	$18,282
05/31/22	$17,901	$22,555	$17,961
06/30/22	$16,284	$20,693	$16,336
07/31/22	$17,991	$22,601	$18,049
08/31/22	$17,626	$21,680	$17,681
09/30/22	$15,903	$19,683	$15,949
10/31/22	$17,252	$21,276	$17,301
11/30/22	$17,841	$22,465	$17,890
12/31/22	$16,675	$21,171	$16,722
01/31/23	$18,459	$22,501	$18,510
02/28/23	$18,166	$21,952	$18,212
03/31/23	$17,663	$22,758	$17,705
04/30/23	$17,279	$23,114	$17,318
05/31/23	$17,364	$23,214	$17,402
06/30/23	$18,802	$24,748	$18,839
07/31/23	$19,900	$25,543	$19,936
08/31/23	$19,100	$25,136	$19,133
09/30/23	$18,172	$23,938	$18,202
10/31/23	$17,048	$23,434	$17,077
11/30/23	$18,923	$25,575	$18,920
12/31/23	$20,874	$26,737	$20,870
01/31/24	$20,390	$27,186	$20,384
02/29/24	$21,659	$28,637	$21,653
03/31/24	$22,384	$29,559	$22,378
04/30/24	$20,949	$28,352	$20,943
05/31/24	$21,672	$29,757	$21,664
06/30/24	$21,667	$30,825	$21,658
07/31/24	$23,001	$31,200	$22,987
08/31/24	$23,099	$31,957	$23,083
09/30/24	$23,461	$32,640	$23,446
10/31/24	$23,586	$32,344	$23,572
11/30/24	$26,352	$34,242	$26,333
12/31/24	$24,465	$33,426	$24,447

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 08/11/15
SSMHX	17.20%	10.27%	9.99%
S&P 500 Index	25.02%	14.53%	13.72%
Russell Small Cap Completeness Index	17.14%	10.27%	9.99%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$2,668,343,739
  Number of Portfolio Holdings2,490
  Portfolio Turnover Rate24%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
Marvell Technology, Inc.	1.3%
AppLovin Corp., Class A	1.2%
Spotify Technology SA	0.9%
CRH PLC	0.9%
DoorDash, Inc., Class A	0.8%
Trade Desk, Inc., Class A	0.7%
Coinbase Global, Inc., Class A	0.7%
Snowflake, Inc., Class A	0.7%
Cheniere Energy, Inc.	0.7%
MicroStrategy, Inc., Class A	0.7%

Top Ten Industry

Industry	%
Software	9.1%
Banks	6.3%
Biotechnology	4.9%
Capital Markets	4.5%
Semiconductors & Semiconductor Equipment	3.4%
Hotels, Restaurants & Leisure	3.3%
Oil, Gas & Consumable Fuels	3.2%
Machinery	3.2%
Specialty Retail	3.1%
Insurance	3.0%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/resources/master-portfolio-fund-documents.

State Street Target Retirement 2020 Fund

Class R3: SSADX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Target Retirement 2020 Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$51	0.49%

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Equity 500 Index II Portfolio which returned approximately 25% for the reporting period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-US Index Portfolio and the SPDR Portfolio Short Term Treasury ETF (SPTS). There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSADX	S&P 500 Index	State Street Target Retirement 2020 Composite Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,025	$9,700	$10,029
2/28/2015	$10,288	$10,257	$10,299
3/31/2015	$10,205	$10,095	$10,230
4/30/2015	$10,299	$10,192	$10,343
5/31/2015	$10,295	$10,323	$10,335
6/30/2015	$10,093	$10,123	$10,138
7/31/2015	$10,188	$10,335	$10,233
8/31/2015	$9,770	$9,712	$9,812
9/30/2015	$9,579	$9,471	$9,626
10/31/2015	$10,007	$10,270	$10,073
11/30/2015	$9,964	$10,301	$10,019
12/31/2015	$9,794	$10,138	$9,877
1/31/2016	$9,539	$9,635	$9,595
2/29/2016	$9,545	$9,622	$9,617
3/31/2016	$9,993	$10,275	$10,085
4/30/2016	$10,099	$10,315	$10,191
5/31/2016	$10,115	$10,500	$10,218
6/30/2016	$10,222	$10,527	$10,296
7/31/2016	$10,478	$10,915	$10,595
8/31/2016	$10,484	$10,931	$10,610
9/30/2016	$10,519	$10,933	$10,642
10/31/2016	$10,345	$10,733	$10,478
11/30/2016	$10,340	$11,131	$10,472
12/31/2016	$10,472	$11,351	$10,618
1/31/2017	$10,631	$11,566	$10,781
2/28/2017	$10,820	$12,025	$10,990
3/31/2017	$10,866	$12,039	$11,035
4/30/2017	$10,974	$12,163	$11,159
5/31/2017	$11,111	$12,334	$11,299
6/30/2017	$11,137	$12,411	$11,328
7/31/2017	$11,305	$12,666	$11,504
8/31/2017	$11,361	$12,705	$11,566
9/30/2017	$11,458	$12,967	$11,672
10/31/2017	$11,575	$13,270	$11,795
11/30/2017	$11,712	$13,677	$11,934
12/31/2017	$11,814	$13,829	$12,056
1/31/2018	$12,059	$14,621	$12,314
2/28/2018	$11,721	$14,082	$11,980
3/31/2018	$11,674	$13,724	$11,915
4/30/2018	$11,680	$13,777	$11,946
5/31/2018	$11,769	$14,108	$12,041
6/30/2018	$11,764	$14,195	$12,042
7/31/2018	$11,935	$14,724	$12,215
8/31/2018	$12,055	$15,203	$12,349
9/30/2018	$12,029	$15,290	$12,318
10/31/2018	$11,516	$14,245	$11,804
11/30/2018	$11,636	$14,535	$11,931
12/31/2018	$11,266	$13,223	$11,547
1/31/2019	$11,841	$14,282	$12,128
2/28/2019	$12,001	$14,741	$12,308
3/31/2019	$12,171	$15,027	$12,489
4/30/2019	$12,373	$15,636	$12,702
5/31/2019	$12,095	$14,642	$12,422
6/30/2019	$12,538	$15,674	$12,878
7/31/2019	$12,565	$15,899	$12,925
8/31/2019	$12,571	$15,648	$12,926
9/30/2019	$12,653	$15,940	$13,017
10/31/2019	$12,822	$16,286	$13,196
11/30/2019	$12,969	$16,877	$13,352
12/31/2019	$13,177	$17,386	$13,588
1/31/2020	$13,206	$17,379	$13,627
2/29/2020	$12,784	$15,949	$13,174
3/31/2020	$11,727	$13,979	$12,122
4/30/2020	$12,462	$15,771	$12,872
5/31/2020	$12,803	$16,522	$13,215
6/30/2020	$13,029	$16,850	$13,450
7/31/2020	$13,438	$17,801	$13,887
8/31/2020	$13,813	$19,080	$14,285
9/30/2020	$13,589	$18,355	$14,047
10/31/2020	$13,421	$17,867	$13,880
11/30/2020	$14,257	$19,823	$14,767
12/31/2020	$14,642	$20,585	$15,163
1/31/2021	$14,600	$20,377	$15,141
2/28/2021	$14,714	$20,939	$15,272
3/31/2021	$14,875	$21,856	$15,434
4/30/2021	$15,252	$23,022	$15,827
5/31/2021	$15,376	$23,183	$15,974
6/30/2021	$15,502	$23,724	$16,101
7/31/2021	$15,674	$24,288	$16,285
8/31/2021	$15,811	$25,026	$16,448
9/30/2021	$15,458	$23,863	$16,097
10/31/2021	$15,821	$25,534	$16,467
11/30/2021	$15,636	$25,357	$16,288
12/31/2021	$15,960	$26,494	$16,626
1/31/2022	$15,468	$25,123	$16,090
2/28/2022	$15,259	$24,371	$15,907
3/31/2022	$15,221	$25,276	$15,888
4/30/2022	$14,520	$23,071	$15,173
5/31/2022	$14,545	$23,114	$15,175
6/30/2022	$13,831	$21,206	$14,434
7/31/2022	$14,494	$23,161	$15,118
8/31/2022	$14,023	$22,217	$14,672
9/30/2022	$13,130	$20,170	$13,731
10/31/2022	$13,462	$21,804	$14,074
11/30/2022	$14,074	$23,022	$14,685
12/31/2022	$13,760	$21,696	$14,410
1/31/2023	$14,374	$23,059	$15,035
2/28/2023	$14,047	$22,496	$14,709
3/31/2023	$14,333	$23,322	$15,007
4/30/2023	$14,442	$23,686	$15,123
5/31/2023	$14,265	$23,789	$14,952
6/30/2023	$14,565	$25,361	$15,267
7/31/2023	$14,797	$26,176	$15,528
8/31/2023	$14,606	$25,759	$15,328
9/30/2023	$14,224	$24,531	$14,938
10/31/2023	$13,978	$24,015	$14,680
11/30/2023	$14,715	$26,208	$15,465
12/31/2023	$15,281	$27,399	$16,069
1/31/2024	$15,253	$27,859	$16,058
2/29/2024	$15,396	$29,347	$16,200
3/31/2024	$15,640	$30,291	$16,472
4/30/2024	$15,281	$29,054	$16,105
5/31/2024	$15,640	$30,494	$16,466
6/30/2024	$15,798	$31,589	$16,647
7/31/2024	$16,113	$31,973	$16,993
8/31/2024	$16,385	$32,749	$17,291
9/30/2024	$16,643	$33,448	$17,571
10/31/2024	$16,328	$33,145	$17,248
11/30/2024	$16,629	$35,090	$17,555
12/31/2024	$16,345	$34,254	$17,264

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSADX	6.96%	4.40%	5.04%
S&P 500 Index	25.02%	14.53%	13.10%
State Street Target Retirement 2020 Composite Index	7.44%	4.91%	5.61%

(1) Performance shown for the periods prior to the inception of Class R3 shares on February 25, 2022 reflects the historical performance of the fund's Class K shares adjusted to reflect the higher expenses of Class R3 shares, including applicable 12b-1 fees.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$894,854,187
  Number of Portfolio Holdings11
  Portfolio Turnover Rate17%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Holdings

Holdings	%
State Street Aggregate Bond Index Portfolio	20.2%
SPDR Bloomberg 1-10 Year TIPS ETF	18.1%
SPDR Portfolio Short Term Treasury ETF	15.9%
State Street Equity 500 Index II Portfolio	15.4%
State Street Global All Cap Equity ex-U.S. Index Portfolio	11.5%
SPDR Bloomberg High Yield Bond ETF	7.0%
SPDR Dow Jones Global Real Estate ETF	5.0%
SPDR Portfolio Short Term Corporate Bond ETF	4.0%
State Street Small/Mid Cap Equity Index Portfolio	2.9%

Asset Allocation

Asset Type	%
Domestic Fixed Income	47.1%
Domestic Equity	18.4%
Inflation Linked	18.1%
International Equity	11.5%
Real Estate	5.0%
Short-Term Investments	0.5%

Material Fund Changes

This is a summary of certain planned changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at the website below or upon request at 1-800-647-7327

The Fund’s Board of Trustees has approved the reorganization of the Fund into the State Street Target Retirement Fund (the "Retirement Fund"). The reorganization is expected to occur on or about March 28, 2025. Following the reorganization, shareholders of the Fund would become shareholders of the Retirement Fund. The reorganization will be effected without a shareholder vote. In connection with the reorganization, the Retirement 2020 Fund will be closed to new investors on or about the close of business on March 14, 2025.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SSADX

State Street Target Retirement 2020 Fund

Class I: SSBNX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Target Retirement 2020 Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.14%

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Equity 500 Index II Portfolio which returned approximately 25% for the reporting period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-US Index Portfolio and the SPDR Portfolio Short Term Treasury ETF (SPTS). There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSBNX	S&P 500 Index	State Street Target Retirement 2020 Composite Index
12/31/14	$10,000	$10,000	$10,000
01/31/15	$10,020	$9,700	$10,029
02/28/15	$10,296	$10,257	$10,299
03/31/15	$10,207	$10,095	$10,230
04/30/15	$10,316	$10,192	$10,343
05/31/15	$10,316	$10,323	$10,335
06/30/15	$10,118	$10,123	$10,138
07/31/15	$10,217	$10,335	$10,233
08/31/15	$9,793	$9,712	$9,812
09/30/15	$9,615	$9,471	$9,626
10/31/15	$10,049	$10,270	$10,073
11/30/15	$10,000	$10,301	$10,019
12/31/15	$9,844	$10,138	$9,877
01/31/16	$9,591	$9,635	$9,595
02/29/16	$9,602	$9,622	$9,617
03/31/16	$10,056	$10,275	$10,085
04/30/16	$10,157	$10,315	$10,191
05/31/16	$10,187	$10,500	$10,218
06/30/16	$10,288	$10,527	$10,296
07/31/16	$10,551	$10,915	$10,595
08/31/16	$10,561	$10,931	$10,610
09/30/16	$10,611	$10,933	$10,642
10/31/16	$10,429	$10,733	$10,478
11/30/16	$10,429	$11,131	$10,472
12/31/16	$10,567	$11,351	$10,618
01/31/17	$10,721	$11,566	$10,781
02/28/17	$10,926	$12,025	$10,990
03/31/17	$10,967	$12,039	$11,035
04/30/17	$11,091	$12,163	$11,159
05/31/17	$11,235	$12,334	$11,299
06/30/17	$11,255	$12,411	$11,328
07/31/17	$11,430	$12,666	$11,504
08/31/17	$11,502	$12,705	$11,566
09/30/17	$11,605	$12,967	$11,672
10/31/17	$11,718	$13,270	$11,795
11/30/17	$11,862	$13,677	$11,934
12/31/17	$11,980	$13,829	$12,056
01/31/18	$12,233	$14,621	$12,314
02/28/18	$11,885	$14,082	$11,980
03/31/18	$11,843	$13,724	$11,915
04/30/18	$11,853	$13,777	$11,946
05/31/18	$11,959	$14,108	$12,041
06/30/18	$11,959	$14,195	$12,042
07/31/18	$12,128	$14,724	$12,215
08/31/18	$12,265	$15,203	$12,349
09/30/18	$12,233	$15,290	$12,318
10/31/18	$11,726	$14,245	$11,804
11/30/18	$11,853	$14,535	$11,931
12/31/18	$11,480	$13,223	$11,547
01/31/19	$12,060	$14,282	$12,128
02/28/19	$12,228	$14,741	$12,308
03/31/19	$12,417	$15,027	$12,489
04/30/19	$12,629	$15,636	$12,702
05/31/19	$12,350	$14,642	$12,422
06/30/19	$12,797	$15,674	$12,878
07/31/19	$12,841	$15,899	$12,925
08/31/19	$12,841	$15,648	$12,926
09/30/19	$12,942	$15,940	$13,017
10/31/19	$13,109	$16,286	$13,196
11/30/19	$13,265	$16,877	$13,352
12/31/19	$13,493	$17,386	$13,588
01/31/20	$13,517	$17,379	$13,627
02/29/20	$13,090	$15,949	$13,174
03/31/20	$12,024	$13,979	$12,122
04/30/20	$12,782	$15,771	$12,872
05/31/20	$13,138	$16,522	$13,215
06/30/20	$13,375	$16,850	$13,450
07/31/20	$13,801	$17,801	$13,887
08/31/20	$14,180	$19,080	$14,285
09/30/20	$13,955	$18,355	$14,047
10/31/20	$13,789	$17,867	$13,880
11/30/20	$14,654	$19,823	$14,767
12/31/20	$15,054	$20,585	$15,163
01/31/21	$15,005	$20,377	$15,141
02/28/21	$15,140	$20,939	$15,272
03/31/21	$15,313	$21,856	$15,434
04/30/21	$15,682	$23,022	$15,827
05/31/21	$15,830	$23,183	$15,974
06/30/21	$15,966	$23,724	$16,101
07/31/21	$16,138	$24,288	$16,285
08/31/21	$16,212	$25,026	$16,448
09/30/21	$15,855	$23,863	$16,097
10/31/21	$16,224	$25,534	$16,467
11/30/21	$16,039	$25,357	$16,288
12/31/21	$16,377	$26,494	$16,626
01/31/22	$15,863	$25,123	$16,090
02/28/22	$15,666	$24,371	$15,907
03/31/22	$15,627	$25,276	$15,888
04/30/22	$14,916	$23,071	$15,173
05/31/22	$14,955	$23,114	$15,175
06/30/22	$14,218	$21,206	$14,434
07/31/22	$14,902	$23,161	$15,118
08/31/22	$14,429	$22,217	$14,672
09/30/22	$13,507	$20,170	$13,731
10/31/22	$13,849	$21,804	$14,074
11/30/22	$14,494	$23,022	$14,685
12/31/22	$14,173	$21,696	$14,410
01/31/23	$14,796	$23,059	$15,035
02/28/23	$14,470	$22,496	$14,709
03/31/23	$14,782	$23,322	$15,007
04/30/23	$14,881	$23,686	$15,123
05/31/23	$14,711	$23,789	$14,952
06/30/23	$15,022	$25,361	$15,267
07/31/23	$15,277	$26,176	$15,528
08/31/23	$15,079	$25,759	$15,328
09/30/23	$14,682	$24,531	$14,938
10/31/23	$14,442	$24,015	$14,680
11/30/23	$15,206	$26,208	$15,465
12/31/23	$15,784	$27,399	$16,069
01/31/24	$15,769	$27,859	$16,058
02/29/24	$15,918	$29,347	$16,200
03/31/24	$16,172	$30,291	$16,472
04/30/24	$15,799	$29,054	$16,105
05/31/24	$16,187	$30,494	$16,466
06/30/24	$16,351	$31,589	$16,647
07/31/24	$16,695	$31,973	$16,993
08/31/24	$16,978	$32,749	$17,291
09/30/24	$17,247	$33,448	$17,571
10/31/24	$16,919	$33,145	$17,248
11/30/24	$17,247	$35,090	$17,555
12/31/24	$16,953	$34,254	$17,264

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSBNX	7.41%	4.67%	5.42%
S&P 500 Index	25.02%	14.53%	13.10%
State Street Target Retirement 2020 Composite Index	7.44%	4.91%	5.61%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$894,854,187
  Number of Portfolio Holdings11
  Portfolio Turnover Rate17%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Holdings

Holdings	%
State Street Aggregate Bond Index Portfolio	20.2%
SPDR Bloomberg 1-10 Year TIPS ETF	18.1%
SPDR Portfolio Short Term Treasury ETF	15.9%
State Street Equity 500 Index II Portfolio	15.4%
State Street Global All Cap Equity ex-U.S. Index Portfolio	11.5%
SPDR Bloomberg High Yield Bond ETF	7.0%
SPDR Dow Jones Global Real Estate ETF	5.0%
SPDR Portfolio Short Term Corporate Bond ETF	4.0%
State Street Small/Mid Cap Equity Index Portfolio	2.9%

Asset Allocation

Asset Type	%
Domestic Fixed Income	47.1%
Domestic Equity	18.4%
Inflation Linked	18.1%
International Equity	11.5%
Real Estate	5.0%
Short-Term Investments	0.5%

Material Fund Changes

This is a summary of certain planned changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at the website below or upon request at 1-800-647-7327

The Fund’s Board of Trustees has approved the reorganization of the Fund into the State Street Target Retirement Fund (the "Retirement Fund"). The reorganization is expected to occur on or about March 28, 2025. Following the reorganization, shareholders of the Fund would become shareholders of the Retirement Fund. The reorganization will be effected without a shareholder vote. In connection with the reorganization, the Retirement 2020 Fund will be closed to new investors on or about the close of business on March 14, 2025.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SSBNX

State Street Target Retirement 2020 Fund

Class K: SSBOX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Target Retirement 2020 Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$0	0.00%

Due to the Fund waiving acquired fund fees, the waiver exceeded total fund expenses.

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Equity 500 Index II Portfolio which returned approximately 25% for the reporting period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-US Index Portfolio and the SPDR Portfolio Short Term Treasury ETF (SPTS). There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSBOX	S&P 500 Index	State Street Target Retirement 2020 Composite Index
12/31/14	$10,000	$10,000	$10,000
01/31/15	$10,030	$9,700	$10,029
02/28/15	$10,296	$10,257	$10,299
03/31/15	$10,217	$10,095	$10,230
04/30/15	$10,316	$10,192	$10,343
05/31/15	$10,316	$10,323	$10,335
06/30/15	$10,118	$10,123	$10,138
07/31/15	$10,217	$10,335	$10,233
08/31/15	$9,803	$9,712	$9,812
09/30/15	$9,615	$9,471	$9,626
10/31/15	$10,049	$10,270	$10,073
11/30/15	$10,010	$10,301	$10,019
12/31/15	$9,843	$10,138	$9,877
01/31/16	$9,591	$9,635	$9,595
02/29/16	$9,601	$9,622	$9,617
03/31/16	$10,056	$10,275	$10,085
04/30/16	$10,167	$10,315	$10,191
05/31/16	$10,187	$10,500	$10,218
06/30/16	$10,298	$10,527	$10,296
07/31/16	$10,561	$10,915	$10,595
08/31/16	$10,571	$10,931	$10,610
09/30/16	$10,612	$10,933	$10,642
10/31/16	$10,440	$10,733	$10,478
11/30/16	$10,440	$11,131	$10,472
12/31/16	$10,577	$11,351	$10,618
01/31/17	$10,742	$11,566	$10,781
02/28/17	$10,937	$12,025	$10,990
03/31/17	$10,989	$12,039	$11,035
04/30/17	$11,102	$12,163	$11,159
05/31/17	$11,246	$12,334	$11,299
06/30/17	$11,277	$12,411	$11,328
07/31/17	$11,452	$12,666	$11,504
08/31/17	$11,513	$12,705	$11,566
09/30/17	$11,616	$12,967	$11,672
10/31/17	$11,740	$13,270	$11,795
11/30/17	$11,884	$13,677	$11,934
12/31/17	$11,992	$13,829	$12,056
01/31/18	$12,246	$14,621	$12,314
02/28/18	$11,907	$14,082	$11,980
03/31/18	$11,865	$13,724	$11,915
04/30/18	$11,876	$13,777	$11,946
05/31/18	$11,971	$14,108	$12,041
06/30/18	$11,971	$14,195	$12,042
07/31/18	$12,151	$14,724	$12,215
08/31/18	$12,277	$15,203	$12,349
09/30/18	$12,256	$15,290	$12,318
10/31/18	$11,738	$14,245	$11,804
11/30/18	$11,865	$14,535	$11,931
12/31/18	$11,493	$13,223	$11,547
01/31/19	$12,085	$14,282	$12,128
02/28/19	$12,252	$14,741	$12,308
03/31/19	$12,431	$15,027	$12,489
04/30/19	$12,643	$15,636	$12,702
05/31/19	$12,364	$14,642	$12,422
06/30/19	$12,822	$15,674	$12,878
07/31/19	$12,855	$15,899	$12,925
08/31/19	$12,867	$15,648	$12,926
09/30/19	$12,956	$15,940	$13,017
10/31/19	$13,135	$16,286	$13,196
11/30/19	$13,291	$16,877	$13,352
12/31/19	$13,509	$17,386	$13,588
01/31/20	$13,545	$17,379	$13,627
02/29/20	$13,118	$15,949	$13,174
03/31/20	$12,039	$13,979	$12,122
04/30/20	$12,798	$15,771	$12,872
05/31/20	$13,154	$16,522	$13,215
06/30/20	$13,391	$16,850	$13,450
07/31/20	$13,818	$17,801	$13,887
08/31/20	$14,209	$19,080	$14,285
09/30/20	$13,984	$18,355	$14,047
10/31/20	$13,818	$17,867	$13,880
11/30/20	$14,684	$19,823	$14,767
12/31/20	$15,087	$20,585	$15,163
01/31/21	$15,050	$20,377	$15,141
02/28/21	$15,173	$20,939	$15,272
03/31/21	$15,346	$21,856	$15,434
04/30/21	$15,741	$23,022	$15,827
05/31/21	$15,876	$23,183	$15,974
06/30/21	$16,012	$23,724	$16,101
07/31/21	$16,197	$24,288	$16,285
08/31/21	$16,345	$25,026	$16,448
09/30/21	$15,987	$23,863	$16,097
10/31/21	$16,370	$25,534	$16,467
11/30/21	$16,185	$25,357	$16,288
12/31/21	$16,527	$26,494	$16,626
01/31/22	$16,025	$25,123	$16,090
02/28/22	$15,814	$24,371	$15,907
03/31/22	$15,787	$25,276	$15,888
04/30/22	$15,061	$23,071	$15,173
05/31/22	$15,100	$23,114	$15,175
06/30/22	$14,360	$21,206	$14,434
07/31/22	$15,061	$23,161	$15,118
08/31/22	$14,572	$22,217	$14,672
09/30/22	$13,647	$20,170	$13,731
10/31/22	$13,991	$21,804	$14,074
11/30/22	$14,651	$23,022	$14,685
12/31/22	$14,333	$21,696	$14,410
01/31/23	$14,959	$23,059	$15,035
02/28/23	$14,632	$22,496	$14,709
03/31/23	$14,945	$23,322	$15,007
04/30/23	$15,044	$23,686	$15,123
05/31/23	$14,874	$23,789	$14,952
06/30/23	$15,201	$25,361	$15,267
07/31/23	$15,456	$26,176	$15,528
08/31/23	$15,257	$25,759	$15,328
09/30/23	$14,859	$24,531	$14,938
10/31/23	$14,618	$24,015	$14,680
11/30/23	$15,385	$26,208	$15,465
12/31/23	$15,984	$27,399	$16,069
01/31/24	$15,969	$27,859	$16,058
02/29/24	$16,119	$29,347	$16,200
03/31/24	$16,389	$30,291	$16,472
04/30/24	$15,999	$29,054	$16,105
05/31/24	$16,389	$30,494	$16,466
06/30/24	$16,554	$31,589	$16,647
07/31/24	$16,914	$31,973	$16,993
08/31/24	$17,199	$32,749	$17,291
09/30/24	$17,484	$33,448	$17,571
10/31/24	$17,154	$33,145	$17,248
11/30/24	$17,469	$35,090	$17,555
12/31/24	$17,184	$34,254	$17,264

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSBOX	7.51%	4.93%	5.56%
S&P 500 Index	25.02%	14.53%	13.10%
State Street Target Retirement 2020 Composite Index	7.44%	4.91%	5.61%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$894,854,187
  Number of Portfolio Holdings11
  Portfolio Turnover Rate17%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Holdings

Holdings	%
State Street Aggregate Bond Index Portfolio	20.2%
SPDR Bloomberg 1-10 Year TIPS ETF	18.1%
SPDR Portfolio Short Term Treasury ETF	15.9%
State Street Equity 500 Index II Portfolio	15.4%
State Street Global All Cap Equity ex-U.S. Index Portfolio	11.5%
SPDR Bloomberg High Yield Bond ETF	7.0%
SPDR Dow Jones Global Real Estate ETF	5.0%
SPDR Portfolio Short Term Corporate Bond ETF	4.0%
State Street Small/Mid Cap Equity Index Portfolio	2.9%

Asset Allocation

Asset Type	%
Domestic Fixed Income	47.1%
Domestic Equity	18.4%
Inflation Linked	18.1%
International Equity	11.5%
Real Estate	5.0%
Short-Term Investments	0.5%

Material Fund Changes

This is a summary of certain planned changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at the website below or upon request at 1-800-647-7327

The Fund’s Board of Trustees has approved the reorganization of the Fund into the State Street Target Retirement Fund (the "Retirement Fund"). The reorganization is expected to occur on or about March 28, 2025. Following the reorganization, shareholders of the Fund would become shareholders of the Retirement Fund. The reorganization will be effected without a shareholder vote. In connection with the reorganization, the Retirement 2020 Fund will be closed to new investors on or about the close of business on March 14, 2025.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SSBOX

State Street Target Retirement 2025 Fund

Class R3: SSAHX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Target Retirement 2025 Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$51	0.49%

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the Reporting Period was its position in the State Street Equity 500 Index II Portfolio which returned approximately 25% for the reporting period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-US Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSAHX	S&P 500 Index	State Street Target Retirement 2025 Composite Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,996	$9,700	$10,003
2/28/2015	$10,317	$10,257	$10,323
3/31/2015	$10,224	$10,095	$10,249
4/30/2015	$10,337	$10,192	$10,374
5/31/2015	$10,333	$10,323	$10,370
6/30/2015	$10,113	$10,123	$10,155
7/31/2015	$10,216	$10,335	$10,262
8/31/2015	$9,731	$9,712	$9,781
9/30/2015	$9,511	$9,471	$9,557
10/31/2015	$10,007	$10,270	$10,068
11/30/2015	$9,964	$10,301	$10,016
12/31/2015	$9,774	$10,138	$9,856
1/31/2016	$9,459	$9,635	$9,509
2/29/2016	$9,456	$9,622	$9,527
3/31/2016	$9,942	$10,275	$10,038
4/30/2016	$10,058	$10,315	$10,154
5/31/2016	$10,094	$10,500	$10,192
6/30/2016	$10,180	$10,527	$10,257
7/31/2016	$10,476	$10,915	$10,607
8/31/2016	$10,501	$10,931	$10,633
9/30/2016	$10,537	$10,933	$10,665
10/31/2016	$10,333	$10,733	$10,474
11/30/2016	$10,348	$11,131	$10,496
12/31/2016	$10,504	$11,351	$10,659
1/31/2017	$10,682	$11,566	$10,854
2/28/2017	$10,922	$12,025	$11,098
3/31/2017	$10,978	$12,039	$11,162
4/30/2017	$11,115	$12,163	$11,306
5/31/2017	$11,273	$12,334	$11,478
6/30/2017	$11,319	$12,411	$11,529
7/31/2017	$11,517	$12,666	$11,733
8/31/2017	$11,583	$12,705	$11,808
9/30/2017	$11,720	$12,967	$11,952
10/31/2017	$11,877	$13,270	$12,114
11/30/2017	$12,044	$13,677	$12,293
12/31/2017	$12,178	$13,829	$12,443
1/31/2018	$12,536	$14,621	$12,810
2/28/2018	$12,117	$14,082	$12,400
3/31/2018	$12,039	$13,724	$12,298
4/30/2018	$12,055	$13,777	$12,339
5/31/2018	$12,164	$14,108	$12,446
6/30/2018	$12,148	$14,195	$12,436
7/31/2018	$12,360	$14,724	$12,657
8/31/2018	$12,510	$15,203	$12,812
9/30/2018	$12,474	$15,290	$12,782
10/31/2018	$11,808	$14,245	$12,100
11/30/2018	$11,947	$14,535	$12,253
12/31/2018	$11,465	$13,223	$11,753
1/31/2019	$12,134	$14,282	$12,443
2/28/2019	$12,347	$14,741	$12,673
3/31/2019	$12,537	$15,027	$12,869
4/30/2019	$12,792	$15,636	$13,138
5/31/2019	$12,418	$14,642	$12,750
6/30/2019	$12,966	$15,674	$13,320
7/31/2019	$12,993	$15,899	$13,373
8/31/2019	$12,987	$15,648	$13,359
9/30/2019	$13,101	$15,940	$13,473
10/31/2019	$13,290	$16,286	$13,692
11/30/2019	$13,501	$16,877	$13,911
12/31/2019	$13,762	$17,386	$14,195
1/31/2020	$13,779	$17,379	$14,236
2/29/2020	$13,244	$15,949	$13,656
3/31/2020	$12,029	$13,979	$12,446
4/30/2020	$12,945	$15,771	$13,379
5/31/2020	$13,365	$16,522	$13,803
6/30/2020	$13,647	$16,850	$14,099
7/31/2020	$14,182	$17,801	$14,656
8/31/2020	$14,635	$19,080	$15,154
9/30/2020	$14,354	$18,355	$14,855
10/31/2020	$14,129	$17,867	$14,630
11/30/2020	$15,237	$19,823	$15,798
12/31/2020	$15,726	$20,585	$16,305
1/31/2021	$15,659	$20,377	$16,253
2/28/2021	$15,809	$20,939	$16,425
3/31/2021	$15,994	$21,856	$16,618
4/30/2021	$16,467	$23,022	$17,115
5/31/2021	$16,628	$23,183	$17,297
6/30/2021	$16,801	$23,724	$17,472
7/31/2021	$16,962	$24,288	$17,653
8/31/2021	$17,170	$25,026	$17,886
9/30/2021	$16,696	$23,863	$17,418
10/31/2021	$17,192	$25,534	$17,922
11/30/2021	$16,933	$25,357	$17,666
12/31/2021	$17,339	$26,494	$18,099
1/31/2022	$16,707	$25,123	$17,409
2/28/2022	$16,434	$24,371	$17,161
3/31/2022	$16,434	$25,276	$17,187
4/30/2022	$15,504	$23,071	$16,229
5/31/2022	$15,542	$23,114	$16,230
6/30/2022	$14,637	$21,206	$15,289
7/31/2022	$15,427	$23,161	$16,117
8/31/2022	$14,892	$22,217	$15,599
9/30/2022	$13,784	$20,170	$14,449
10/31/2022	$14,230	$21,804	$14,905
11/30/2022	$15,020	$23,022	$15,693
12/31/2022	$14,621	$21,696	$15,325
1/31/2023	$15,392	$23,059	$16,124
2/28/2023	$15,000	$22,496	$15,733
3/31/2023	$15,338	$23,322	$16,072
4/30/2023	$15,459	$23,686	$16,213
5/31/2023	$15,243	$23,789	$16,012
6/30/2023	$15,703	$25,361	$16,481
7/31/2023	$16,014	$26,176	$16,830
8/31/2023	$15,730	$25,759	$16,538
9/30/2023	$15,230	$24,531	$16,024
10/31/2023	$14,891	$24,015	$15,662
11/30/2023	$15,838	$26,208	$16,671
12/31/2023	$16,534	$27,399	$17,418
1/31/2024	$16,492	$27,859	$17,397
2/29/2024	$16,745	$29,347	$17,654
3/31/2024	$17,069	$30,291	$18,014
4/30/2024	$16,605	$29,054	$17,538
5/31/2024	$17,069	$30,494	$18,004
6/30/2024	$17,252	$31,589	$18,226
7/31/2024	$17,633	$31,973	$18,632
8/31/2024	$17,957	$32,749	$18,990
9/30/2024	$18,280	$33,448	$19,333
10/31/2024	$17,886	$33,145	$18,932
11/30/2024	$18,309	$35,090	$19,359
12/31/2024	$17,902	$34,254	$18,959

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSAHX	8.27%	5.40%	6.00%
S&P 500 Index	25.02%	14.53%	13.10%
State Street Target Retirement 2025 Composite Index	8.84%	5.96%	6.61%

(1) Performance shown for the periods prior to the inception of Class R3 shares on February 25, 2022 reflects the historical performance of the fund's Class K shares adjusted to reflect the higher expenses of Class R3 shares, including applicable 12b-1 fees.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$1,971,152,567
  Number of Portfolio Holdings11
  Portfolio Turnover Rate18%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	21.3%
State Street Aggregate Bond Index Portfolio	20.8%
SPDR Bloomberg 1-10 Year TIPS ETF	18.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	16.5%
SPDR Bloomberg High Yield Bond ETF	7.0%
SPDR Portfolio Short Term Treasury ETF	5.4%
SPDR Dow Jones Global Real Estate ETF	5.0%
State Street Small/Mid Cap Equity Index Portfolio	4.5%
SPDR Portfolio Short Term Corporate Bond ETF	1.4%

Asset Allocation

Asset Type	%
Domestic Fixed Income	34.6%
Domestic Equity	25.8%
Inflation Linked	18.2%
International Equity	16.5%
Real Estate	5.0%
Short-Term Investments	2.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SSAHX

State Street Target Retirement 2025 Fund

Class I: SSBRX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Target Retirement 2025 Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.14%

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the Reporting Period was its position in the State Street Equity 500 Index II Portfolio which returned approximately 25% for the reporting period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-US Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSBRX	S&P 500 Index	State Street Target Retirement 2025 Composite Index
12/31/14	$10,000	$10,000	$10,000
01/31/15	$10,000	$9,700	$10,003
02/28/15	$10,325	$10,257	$10,323
03/31/15	$10,236	$10,095	$10,249
04/30/15	$10,354	$10,192	$10,374
05/31/15	$10,354	$10,323	$10,370
06/30/15	$10,138	$10,123	$10,155
07/31/15	$10,246	$10,335	$10,262
08/31/15	$9,764	$9,712	$9,781
09/30/15	$9,547	$9,471	$9,557
10/31/15	$10,039	$10,270	$10,068
11/30/15	$10,000	$10,301	$10,016
12/31/15	$9,813	$10,138	$9,856
01/31/16	$9,501	$9,635	$9,509
02/29/16	$9,501	$9,622	$9,527
03/31/16	$10,005	$10,275	$10,038
04/30/16	$10,126	$10,315	$10,154
05/31/16	$10,156	$10,500	$10,192
06/30/16	$10,247	$10,527	$10,257
07/31/16	$10,559	$10,915	$10,607
08/31/16	$10,579	$10,931	$10,633
09/30/16	$10,629	$10,933	$10,665
10/31/16	$10,418	$10,733	$10,474
11/30/16	$10,438	$11,131	$10,496
12/31/16	$10,599	$11,351	$10,659
01/31/17	$10,784	$11,566	$10,854
02/28/17	$11,030	$12,025	$11,098
03/31/17	$11,092	$12,039	$11,162
04/30/17	$11,225	$12,163	$11,306
05/31/17	$11,399	$12,334	$11,478
06/30/17	$11,451	$12,411	$11,529
07/31/17	$11,656	$12,666	$11,733
08/31/17	$11,728	$12,705	$11,808
09/30/17	$11,871	$12,967	$11,952
10/31/17	$12,025	$13,270	$12,114
11/30/17	$12,210	$13,677	$12,293
12/31/17	$12,352	$13,829	$12,443
01/31/18	$12,710	$14,621	$12,810
02/28/18	$12,300	$14,082	$12,400
03/31/18	$12,226	$13,724	$12,298
04/30/18	$12,236	$13,777	$12,339
05/31/18	$12,352	$14,108	$12,446
06/30/18	$12,342	$14,195	$12,436
07/31/18	$12,573	$14,724	$12,657
08/31/18	$12,720	$15,203	$12,812
09/30/18	$12,689	$15,290	$12,782
10/31/18	$12,015	$14,245	$12,100
11/30/18	$12,173	$14,535	$12,253
12/31/18	$11,675	$13,223	$11,753
01/31/19	$12,373	$14,282	$12,443
02/28/19	$12,595	$14,741	$12,673
03/31/19	$12,795	$15,027	$12,869
04/30/19	$13,061	$15,636	$13,138
05/31/19	$12,673	$14,642	$12,750
06/30/19	$13,238	$15,674	$13,320
07/31/19	$13,272	$15,899	$13,373
08/31/19	$13,272	$15,648	$13,359
09/30/19	$13,394	$15,940	$13,473
10/31/19	$13,604	$16,286	$13,692
11/30/19	$13,815	$16,877	$13,911
12/31/19	$14,098	$17,386	$14,195
01/31/20	$14,110	$17,379	$14,236
02/29/20	$13,567	$15,949	$13,656
03/31/20	$12,337	$13,979	$12,446
04/30/20	$13,271	$15,771	$13,379
05/31/20	$13,708	$16,522	$13,803
06/30/20	$14,004	$16,850	$14,099
07/31/20	$14,559	$17,801	$14,656
08/31/20	$15,032	$19,080	$15,154
09/30/20	$14,748	$18,355	$14,855
10/31/20	$14,524	$17,867	$14,630
11/30/20	$15,658	$19,823	$15,798
12/31/20	$16,166	$20,585	$16,305
01/31/21	$16,091	$20,377	$16,253
02/28/21	$16,265	$20,939	$16,425
03/31/21	$16,463	$21,856	$16,618
04/30/21	$16,945	$23,022	$17,115
05/31/21	$17,119	$23,183	$17,297
06/30/21	$17,304	$23,724	$17,472
07/31/21	$17,478	$24,288	$17,653
08/31/21	$17,589	$25,026	$17,886
09/30/21	$17,119	$23,863	$17,418
10/31/21	$17,626	$25,534	$17,922
11/30/21	$17,366	$25,357	$17,666
12/31/21	$17,787	$26,494	$18,099
01/31/22	$17,141	$25,123	$17,409
02/28/22	$16,864	$24,371	$17,161
03/31/22	$16,864	$25,276	$17,187
04/30/22	$15,916	$23,071	$16,229
05/31/22	$15,955	$23,114	$16,230
06/30/22	$15,033	$21,206	$15,289
07/31/22	$15,850	$23,161	$16,117
08/31/22	$15,297	$22,217	$15,599
09/30/22	$14,177	$20,170	$14,449
10/31/22	$14,638	$21,804	$14,905
11/30/22	$15,455	$23,022	$15,693
12/31/22	$15,035	$21,696	$15,325
01/31/23	$15,836	$23,059	$16,124
02/28/23	$15,443	$22,496	$15,733
03/31/23	$15,794	$23,322	$16,072
04/30/23	$15,920	$23,686	$16,213
05/31/23	$15,724	$23,789	$16,012
06/30/23	$16,187	$25,361	$16,481
07/31/23	$16,525	$26,176	$16,830
08/31/23	$16,229	$25,759	$16,538
09/30/23	$15,724	$24,531	$16,024
10/31/23	$15,386	$24,015	$15,662
11/30/23	$16,356	$26,208	$16,671
12/31/23	$17,077	$27,399	$17,418
01/31/24	$17,048	$27,859	$17,397
02/29/24	$17,312	$29,347	$17,654
03/31/24	$17,650	$30,291	$18,014
04/30/24	$17,180	$29,054	$17,538
05/31/24	$17,665	$30,494	$18,004
06/30/24	$17,871	$31,589	$18,226
07/31/24	$18,268	$31,973	$18,632
08/31/24	$18,606	$32,749	$18,990
09/30/24	$18,944	$33,448	$19,333
10/31/24	$18,532	$33,145	$18,932
11/30/24	$18,973	$35,090	$19,359
12/31/24	$18,573	$34,254	$18,959

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSBRX	8.76%	5.67%	6.39%
S&P 500 Index	25.02%	14.53%	13.10%
State Street Target Retirement 2025 Composite Index	8.84%	5.96%	6.61%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$1,971,152,567
  Number of Portfolio Holdings11
  Portfolio Turnover Rate18%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	21.3%
State Street Aggregate Bond Index Portfolio	20.8%
SPDR Bloomberg 1-10 Year TIPS ETF	18.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	16.5%
SPDR Bloomberg High Yield Bond ETF	7.0%
SPDR Portfolio Short Term Treasury ETF	5.4%
SPDR Dow Jones Global Real Estate ETF	5.0%
State Street Small/Mid Cap Equity Index Portfolio	4.5%
SPDR Portfolio Short Term Corporate Bond ETF	1.4%

Asset Allocation

Asset Type	%
Domestic Fixed Income	34.6%
Domestic Equity	25.8%
Inflation Linked	18.2%
International Equity	16.5%
Real Estate	5.0%
Short-Term Investments	2.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SSBRX

State Street Target Retirement 2025 Fund

Class K: SSBSX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Target Retirement 2025 Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$0	0.00%

Due to the Fund waiving acquired fund fees, the waiver exceeded total fund expenses.

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the Reporting Period was its position in the State Street Equity 500 Index II Portfolio which returned approximately 25% for the reporting period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-US Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSBSX	S&P 500 Index	State Street Target Retirement 2025 Composite Index
12/31/14	$10,000	$10,000	$10,000
01/31/15	$10,000	$9,700	$10,003
02/28/15	$10,325	$10,257	$10,323
03/31/15	$10,236	$10,095	$10,249
04/30/15	$10,354	$10,192	$10,374
05/31/15	$10,354	$10,323	$10,370
06/30/15	$10,138	$10,123	$10,155
07/31/15	$10,246	$10,335	$10,262
08/31/15	$9,764	$9,712	$9,781
09/30/15	$9,547	$9,471	$9,557
10/31/15	$10,049	$10,270	$10,068
11/30/15	$10,010	$10,301	$10,016
12/31/15	$9,823	$10,138	$9,856
01/31/16	$9,511	$9,635	$9,509
02/29/16	$9,511	$9,622	$9,527
03/31/16	$10,005	$10,275	$10,038
04/30/16	$10,125	$10,315	$10,154
05/31/16	$10,166	$10,500	$10,192
06/30/16	$10,256	$10,527	$10,257
07/31/16	$10,559	$10,915	$10,607
08/31/16	$10,589	$10,931	$10,633
09/30/16	$10,629	$10,933	$10,665
10/31/16	$10,428	$10,733	$10,474
11/30/16	$10,448	$11,131	$10,496
12/31/16	$10,609	$11,351	$10,659
01/31/17	$10,794	$11,566	$10,854
02/28/17	$11,040	$12,025	$11,098
03/31/17	$11,102	$12,039	$11,162
04/30/17	$11,245	$12,163	$11,306
05/31/17	$11,409	$12,334	$11,478
06/30/17	$11,461	$12,411	$11,529
07/31/17	$11,666	$12,666	$11,733
08/31/17	$11,738	$12,705	$11,808
09/30/17	$11,881	$12,967	$11,952
10/31/17	$12,046	$13,270	$12,114
11/30/17	$12,220	$13,677	$12,293
12/31/17	$12,362	$13,829	$12,443
01/31/18	$12,730	$14,621	$12,810
02/28/18	$12,309	$14,082	$12,400
03/31/18	$12,236	$13,724	$12,298
04/30/18	$12,257	$13,777	$12,339
05/31/18	$12,372	$14,108	$12,446
06/30/18	$12,362	$14,195	$12,436
07/31/18	$12,583	$14,724	$12,657
08/31/18	$12,741	$15,203	$12,812
09/30/18	$12,709	$15,290	$12,782
10/31/18	$12,036	$14,245	$12,100
11/30/18	$12,183	$14,535	$12,253
12/31/18	$11,696	$13,223	$11,753
01/31/19	$12,384	$14,282	$12,443
02/28/19	$12,606	$14,741	$12,673
03/31/19	$12,805	$15,027	$12,869
04/30/19	$13,071	$15,636	$13,138
05/31/19	$12,694	$14,642	$12,750
06/30/19	$13,260	$15,674	$13,320
07/31/19	$13,293	$15,899	$13,373
08/31/19	$13,293	$15,648	$13,359
09/30/19	$13,415	$15,940	$13,473
10/31/19	$13,614	$16,286	$13,692
11/30/19	$13,836	$16,877	$13,911
12/31/19	$14,109	$17,386	$14,195
01/31/20	$14,133	$17,379	$14,236
02/29/20	$13,589	$15,949	$13,656
03/31/20	$12,349	$13,979	$12,446
04/30/20	$13,294	$15,771	$13,379
05/31/20	$13,731	$16,522	$13,803
06/30/20	$14,027	$16,850	$14,099
07/31/20	$14,582	$17,801	$14,656
08/31/20	$15,055	$19,080	$15,154
09/30/20	$14,771	$18,355	$14,855
10/31/20	$14,547	$17,867	$14,630
11/30/20	$15,693	$19,823	$15,798
12/31/20	$16,203	$20,585	$16,305
01/31/21	$16,141	$20,377	$16,253
02/28/21	$16,302	$20,939	$16,425
03/31/21	$16,500	$21,856	$16,618
04/30/21	$16,996	$23,022	$17,115
05/31/21	$17,169	$23,183	$17,297
06/30/21	$17,354	$23,724	$17,472
07/31/21	$17,528	$24,288	$17,653
08/31/21	$17,751	$25,026	$17,886
09/30/21	$17,268	$23,863	$17,418
10/31/21	$17,788	$25,534	$17,922
11/30/21	$17,528	$25,357	$17,666
12/31/21	$17,955	$26,494	$18,099
01/31/22	$17,308	$25,123	$17,409
02/28/22	$17,031	$24,371	$17,161
03/31/22	$17,044	$25,276	$17,187
04/30/22	$16,080	$23,071	$16,229
05/31/22	$16,120	$23,114	$16,230
06/30/22	$15,182	$21,206	$15,289
07/31/22	$16,027	$23,161	$16,117
08/31/22	$15,460	$22,217	$15,599
09/30/22	$14,324	$20,170	$14,449
10/31/22	$14,800	$21,804	$14,905
11/30/22	$15,631	$23,022	$15,693
12/31/22	$15,202	$21,696	$15,325
01/31/23	$16,019	$23,059	$16,124
02/28/23	$15,624	$22,496	$15,733
03/31/23	$15,976	$23,322	$16,072
04/30/23	$16,103	$23,686	$16,213
05/31/23	$15,892	$23,789	$16,012
06/30/23	$16,371	$25,361	$16,481
07/31/23	$16,709	$26,176	$16,830
08/31/23	$16,427	$25,759	$16,538
09/30/23	$15,906	$24,531	$16,024
10/31/23	$15,568	$24,015	$15,662
11/30/23	$16,554	$26,208	$16,671
12/31/23	$17,280	$27,399	$17,418
01/31/24	$17,266	$27,859	$17,397
02/29/24	$17,531	$29,347	$17,654
03/31/24	$17,885	$30,291	$18,014
04/30/24	$17,384	$29,054	$17,538
05/31/24	$17,885	$30,494	$18,004
06/30/24	$18,091	$31,589	$18,226
07/31/24	$18,504	$31,973	$18,632
08/31/24	$18,843	$32,749	$18,990
09/30/24	$19,182	$33,448	$19,333
10/31/24	$18,784	$33,145	$18,932
11/30/24	$19,227	$35,090	$19,359
12/31/24	$18,822	$34,254	$18,959

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSBSX	8.92%	5.93%	6.53%
S&P 500 Index	25.02%	14.53%	13.10%
State Street Target Retirement 2025 Composite Index	8.84%	5.96%	6.61%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$1,971,152,567
  Number of Portfolio Holdings11
  Portfolio Turnover Rate18%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	21.3%
State Street Aggregate Bond Index Portfolio	20.8%
SPDR Bloomberg 1-10 Year TIPS ETF	18.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	16.5%
SPDR Bloomberg High Yield Bond ETF	7.0%
SPDR Portfolio Short Term Treasury ETF	5.4%
SPDR Dow Jones Global Real Estate ETF	5.0%
State Street Small/Mid Cap Equity Index Portfolio	4.5%
SPDR Portfolio Short Term Corporate Bond ETF	1.4%

Asset Allocation

Asset Type	%
Domestic Fixed Income	34.6%
Domestic Equity	25.8%
Inflation Linked	18.2%
International Equity	16.5%
Real Estate	5.0%
Short-Term Investments	2.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SSBSX

State Street Target Retirement 2030 Fund

Class R3: SSAJX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Target Retirement 2030 Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$54	0.52%

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Equity 500 Index II Portfolio which returned approximately 25% for the reporting period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-US Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio. On an individual security level, the only negative contributor to the Fund’s performance on an absolute basis during the reporting period was the SPDR Portfolio Long Term Treasury ETF (SPTL).

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSAJX	S&P 500 Index	State Street Target Retirement 2030 Composite Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,966	$9,700	$9,977
2/28/2015	$10,327	$10,257	$10,336
3/31/2015	$10,224	$10,095	$10,258
4/30/2015	$10,348	$10,192	$10,394
5/31/2015	$10,353	$10,323	$10,393
6/30/2015	$10,132	$10,123	$10,173
7/31/2015	$10,236	$10,335	$10,284
8/31/2015	$9,711	$9,712	$9,759
9/30/2015	$9,472	$9,471	$9,514
10/31/2015	$9,998	$10,270	$10,065
11/30/2015	$9,964	$10,301	$10,020
12/31/2015	$9,768	$10,138	$9,852
1/31/2016	$9,404	$9,635	$9,455
2/29/2016	$9,390	$9,622	$9,466
3/31/2016	$9,926	$10,275	$10,008
4/30/2016	$10,042	$10,315	$10,123
5/31/2016	$10,078	$10,500	$10,166
6/30/2016	$10,153	$10,527	$10,217
7/31/2016	$10,479	$10,915	$10,592
8/31/2016	$10,504	$10,931	$10,619
9/30/2016	$10,550	$10,933	$10,653
10/31/2016	$10,316	$10,733	$10,444
11/30/2016	$10,362	$11,131	$10,490
12/31/2016	$10,517	$11,351	$10,662
1/31/2017	$10,725	$11,566	$10,873
2/28/2017	$10,974	$12,025	$11,133
3/31/2017	$11,041	$12,039	$11,209
4/30/2017	$11,188	$12,163	$11,364
5/31/2017	$11,365	$12,334	$11,552
6/30/2017	$11,421	$12,411	$11,616
7/31/2017	$11,639	$12,666	$11,835
8/31/2017	$11,704	$12,705	$11,915
9/30/2017	$11,871	$12,967	$12,084
10/31/2017	$12,038	$13,270	$12,266
11/30/2017	$12,235	$13,677	$12,468
12/31/2017	$12,386	$13,829	$12,631
1/31/2018	$12,804	$14,621	$13,058
2/28/2018	$12,335	$14,082	$12,608
3/31/2018	$12,247	$13,724	$12,487
4/30/2018	$12,252	$13,777	$12,528
5/31/2018	$12,371	$14,108	$12,650
6/30/2018	$12,345	$14,195	$12,628
7/31/2018	$12,587	$14,724	$12,876
8/31/2018	$12,746	$15,203	$13,043
9/30/2018	$12,710	$15,290	$13,013
10/31/2018	$11,944	$14,245	$12,227
11/30/2018	$12,103	$14,535	$12,398
12/31/2018	$11,557	$13,223	$11,833
1/31/2019	$12,287	$14,282	$12,582
2/28/2019	$12,531	$14,741	$12,846
3/31/2019	$12,720	$15,027	$13,043
4/30/2019	$13,017	$15,636	$13,349
5/31/2019	$12,558	$14,642	$12,883
6/30/2019	$13,179	$15,674	$13,533
7/31/2019	$13,206	$15,899	$13,586
8/31/2019	$13,178	$15,648	$13,546
9/30/2019	$13,313	$15,940	$13,683
10/31/2019	$13,534	$16,286	$13,929
11/30/2019	$13,786	$16,877	$14,195
12/31/2019	$14,089	$17,386	$14,513
1/31/2020	$14,083	$17,379	$14,543
2/29/2020	$13,470	$15,949	$13,868
3/31/2020	$12,169	$13,979	$12,567
4/30/2020	$13,195	$15,771	$13,628
5/31/2020	$13,671	$16,522	$14,109
6/30/2020	$14,008	$16,850	$14,449
7/31/2020	$14,609	$17,801	$15,093
8/31/2020	$15,140	$19,080	$15,660
9/30/2020	$14,825	$18,355	$15,317
10/31/2020	$14,545	$17,867	$15,044
11/30/2020	$15,875	$19,823	$16,441
12/31/2020	$16,437	$20,585	$17,030
1/31/2021	$16,334	$20,377	$16,945
2/28/2021	$16,519	$20,939	$17,148
3/31/2021	$16,727	$21,856	$17,350
4/30/2021	$17,259	$23,022	$17,921
5/31/2021	$17,443	$23,183	$18,128
6/30/2021	$17,651	$23,724	$18,344
7/31/2021	$17,787	$24,288	$18,491
8/31/2021	$18,066	$25,026	$18,791
9/30/2021	$17,485	$23,863	$18,222
10/31/2021	$18,086	$25,534	$18,834
11/30/2021	$17,745	$25,357	$18,504
12/31/2021	$18,214	$26,494	$18,999
1/31/2022	$17,470	$25,123	$18,177
2/28/2022	$17,122	$24,371	$17,862
3/31/2022	$17,160	$25,276	$17,918
4/30/2022	$15,994	$23,071	$16,734
5/31/2022	$16,058	$23,114	$16,741
6/30/2022	$15,006	$21,206	$15,648
7/31/2022	$15,880	$23,161	$16,557
8/31/2022	$15,297	$22,217	$16,003
9/30/2022	$14,055	$20,170	$14,709
10/31/2022	$14,575	$21,804	$15,243
11/30/2022	$15,538	$23,022	$16,199
12/31/2022	$15,051	$21,696	$15,756
1/31/2023	$15,985	$23,059	$16,715
2/28/2023	$15,531	$22,496	$16,268
3/31/2023	$15,905	$23,322	$16,646
4/30/2023	$16,052	$23,686	$16,807
5/31/2023	$15,812	$23,789	$16,583
6/30/2023	$16,426	$25,361	$17,208
7/31/2023	$16,800	$26,176	$17,631
8/31/2023	$16,426	$25,759	$17,237
9/30/2023	$15,798	$24,531	$16,594
10/31/2023	$15,358	$24,015	$16,114
11/30/2023	$16,506	$26,208	$17,347
12/31/2023	$17,331	$27,399	$18,236
1/31/2024	$17,289	$27,859	$18,199
2/29/2024	$17,663	$29,347	$18,584
3/31/2024	$18,064	$30,291	$19,026
4/30/2024	$17,483	$29,054	$18,434
5/31/2024	$18,050	$30,494	$19,002
6/30/2024	$18,272	$31,589	$19,260
7/31/2024	$18,701	$31,973	$19,718
8/31/2024	$19,075	$32,749	$20,120
9/30/2024	$19,435	$33,448	$20,520
10/31/2024	$18,950	$33,145	$20,026
11/30/2024	$19,490	$35,090	$20,574
12/31/2024	$18,977	$34,254	$20,058

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSAJX	9.50%	6.14%	6.62%
S&P 500 Index	25.02%	14.53%	13.10%
State Street Target Retirement 2030 Composite Index	9.99%	6.69%	7.21%

(1) Performance shown for the periods prior to the inception of Class R3 shares on February 25, 2022 reflects the historical performance of the fund's Class K shares adjusted to reflect the higher expenses of Class R3 shares, including applicable 12b-1 fees.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$3,036,983,032
  Number of Portfolio Holdings10
  Portfolio Turnover Rate15%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	27.2%
State Street Global All Cap Equity ex-U.S. Index Portfolio	23.6%
State Street Aggregate Bond Index Portfolio	19.5%
SPDR Bloomberg 1-10 Year TIPS ETF	9.6%
State Street Small/Mid Cap Equity Index Portfolio	6.6%
SPDR Bloomberg High Yield Bond ETF	6.3%
SPDR Portfolio Long Term Treasury ETF	4.9%
SPDR Dow Jones Global Real Estate ETF	2.5%

Asset Allocation

Asset Type	%
Domestic Equity	33.7%
Domestic Fixed Income	30.6%
International Equity	23.6%
Inflation Linked	9.6%
Short-Term Investments	3.1%
Real Estate	2.5%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SSAJX

State Street Target Retirement 2030 Fund

Class I: SSBWX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Target Retirement 2030 Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$18	0.17%

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Equity 500 Index II Portfolio which returned approximately 25% for the reporting period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-US Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio. On an individual security level, the only negative contributor to the Fund’s performance on an absolute basis during the reporting period was the SPDR Portfolio Long Term Treasury ETF (SPTL).

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSBWX	S&P 500 Index	State Street Target Retirement 2030 Composite Index
12/31/14	$10,000	$10,000	$10,000
01/31/15	$9,961	$9,700	$9,977
02/28/15	$10,325	$10,257	$10,336
03/31/15	$10,236	$10,095	$10,258
04/30/15	$10,365	$10,192	$10,394
05/31/15	$10,365	$10,323	$10,393
06/30/15	$10,158	$10,123	$10,173
07/31/15	$10,266	$10,335	$10,284
08/31/15	$9,734	$9,712	$9,759
09/30/15	$9,507	$9,471	$9,514
10/31/15	$10,039	$10,270	$10,065
11/30/15	$10,000	$10,301	$10,020
12/31/15	$9,817	$10,138	$9,852
01/31/16	$9,455	$9,635	$9,455
02/29/16	$9,445	$9,622	$9,466
03/31/16	$9,988	$10,275	$10,008
04/30/16	$10,099	$10,315	$10,123
05/31/16	$10,149	$10,500	$10,166
06/30/16	$10,220	$10,527	$10,217
07/31/16	$10,562	$10,915	$10,592
08/31/16	$10,582	$10,931	$10,619
09/30/16	$10,632	$10,933	$10,653
10/31/16	$10,401	$10,733	$10,444
11/30/16	$10,451	$11,131	$10,490
12/31/16	$10,613	$11,351	$10,662
01/31/17	$10,818	$11,566	$10,873
02/28/17	$11,084	$12,025	$11,133
03/31/17	$11,155	$12,039	$11,209
04/30/17	$11,309	$12,163	$11,364
05/31/17	$11,493	$12,334	$11,552
06/30/17	$11,554	$12,411	$11,616
07/31/17	$11,769	$12,666	$11,835
08/31/17	$11,851	$12,705	$11,915
09/30/17	$12,015	$12,967	$12,084
10/31/17	$12,199	$13,270	$12,266
11/30/17	$12,404	$13,677	$12,468
12/31/17	$12,552	$13,829	$12,631
01/31/18	$12,982	$14,621	$13,058
02/28/18	$12,510	$14,082	$12,608
03/31/18	$12,426	$13,724	$12,487
04/30/18	$12,437	$13,777	$12,528
05/31/18	$12,573	$14,108	$12,650
06/30/18	$12,552	$14,195	$12,628
07/31/18	$12,804	$14,724	$12,876
08/31/18	$12,961	$15,203	$13,043
09/30/18	$12,940	$15,290	$13,013
10/31/18	$12,154	$14,245	$12,227
11/30/18	$12,332	$14,535	$12,398
12/31/18	$11,769	$13,223	$11,833
01/31/19	$12,519	$14,282	$12,582
02/28/19	$12,772	$14,741	$12,846
03/31/19	$12,971	$15,027	$13,043
04/30/19	$13,280	$15,636	$13,349
05/31/19	$12,817	$14,642	$12,883
06/30/19	$13,456	$15,674	$13,533
07/31/19	$13,500	$15,899	$13,586
08/31/19	$13,478	$15,648	$13,546
09/30/19	$13,611	$15,940	$13,683
10/31/19	$13,853	$16,286	$13,929
11/30/19	$14,118	$16,877	$14,195
12/31/19	$14,423	$17,386	$14,513
01/31/20	$14,434	$17,379	$14,543
02/29/20	$13,799	$15,949	$13,868
03/31/20	$12,470	$13,979	$12,567
04/30/20	$13,529	$15,771	$13,628
05/31/20	$14,023	$16,522	$14,109
06/30/20	$14,376	$16,850	$14,449
07/31/20	$14,999	$17,801	$15,093
08/31/20	$15,552	$19,080	$15,660
09/30/20	$15,234	$18,355	$15,317
10/31/20	$14,952	$17,867	$15,044
11/30/20	$16,317	$19,823	$16,441
12/31/20	$16,911	$20,585	$17,030
01/31/21	$16,800	$20,377	$16,945
02/28/21	$16,998	$20,939	$17,148
03/31/21	$17,220	$21,856	$17,350
04/30/21	$17,775	$23,022	$17,921
05/31/21	$17,961	$23,183	$18,128
06/30/21	$18,195	$23,724	$18,344
07/31/21	$18,331	$24,288	$18,491
08/31/21	$18,553	$25,026	$18,791
09/30/21	$17,973	$23,863	$18,222
10/31/21	$18,590	$25,534	$18,834
11/30/21	$18,245	$25,357	$18,504
12/31/21	$18,731	$26,494	$18,999
01/31/22	$17,970	$25,123	$18,177
02/28/22	$17,616	$24,371	$17,862
03/31/22	$17,656	$25,276	$17,918
04/30/22	$16,463	$23,071	$16,734
05/31/22	$16,528	$23,114	$16,741
06/30/22	$15,454	$21,206	$15,648
07/31/22	$16,358	$23,161	$16,557
08/31/22	$15,768	$22,217	$16,003
09/30/22	$14,497	$20,170	$14,709
10/31/22	$15,034	$21,804	$15,243
11/30/22	$16,030	$23,022	$16,199
12/31/22	$15,522	$21,696	$15,756
01/31/23	$16,493	$23,059	$16,715
02/28/23	$16,036	$22,496	$16,268
03/31/23	$16,438	$23,322	$16,646
04/30/23	$16,591	$23,686	$16,807
05/31/23	$16,355	$23,789	$16,583
06/30/23	$16,979	$25,361	$17,208
07/31/23	$17,381	$26,176	$17,631
08/31/23	$16,993	$25,759	$17,237
09/30/23	$16,355	$24,531	$16,594
10/31/23	$15,911	$24,015	$16,114
11/30/23	$17,104	$26,208	$17,347
12/31/23	$17,949	$27,399	$18,236
01/31/24	$17,905	$27,859	$18,199
02/29/24	$18,295	$29,347	$18,584
03/31/24	$18,714	$30,291	$19,026
04/30/24	$18,122	$29,054	$18,434
05/31/24	$18,729	$30,494	$19,002
06/30/24	$18,960	$31,589	$19,260
07/31/24	$19,407	$31,973	$19,718
08/31/24	$19,797	$32,749	$20,120
09/30/24	$20,187	$33,448	$20,520
10/31/24	$19,682	$33,145	$20,026
11/30/24	$20,245	$35,090	$20,574
12/31/24	$19,708	$34,254	$20,058

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSBWX	9.80%	6.44%	7.02%
S&P 500 Index	25.02%	14.53%	13.10%
State Street Target Retirement 2030 Composite Index	9.99%	6.69%	7.21%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$3,036,983,032
  Number of Portfolio Holdings10
  Portfolio Turnover Rate15%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	27.2%
State Street Global All Cap Equity ex-U.S. Index Portfolio	23.6%
State Street Aggregate Bond Index Portfolio	19.5%
SPDR Bloomberg 1-10 Year TIPS ETF	9.6%
State Street Small/Mid Cap Equity Index Portfolio	6.6%
SPDR Bloomberg High Yield Bond ETF	6.3%
SPDR Portfolio Long Term Treasury ETF	4.9%
SPDR Dow Jones Global Real Estate ETF	2.5%

Asset Allocation

Asset Type	%
Domestic Equity	33.7%
Domestic Fixed Income	30.6%
International Equity	23.6%
Inflation Linked	9.6%
Short-Term Investments	3.1%
Real Estate	2.5%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SSBWX

State Street Target Retirement 2030 Fund

Class K: SSBYX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Target Retirement 2030 Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$2	0.02%

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Equity 500 Index II Portfolio which returned approximately 25% for the reporting period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-US Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio. On an individual security level, the only negative contributor to the Fund’s performance on an absolute basis during the reporting period was the SPDR Portfolio Long Term Treasury ETF (SPTL).

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSBYX	S&P 500 Index	State Street Target Retirement 2030 Composite Index
12/31/14	$10,000	$10,000	$10,000
01/31/15	$9,970	$9,700	$9,977
02/28/15	$10,335	$10,257	$10,336
03/31/15	$10,236	$10,095	$10,258
04/30/15	$10,365	$10,192	$10,394
05/31/15	$10,374	$10,323	$10,393
06/30/15	$10,158	$10,123	$10,173
07/31/15	$10,266	$10,335	$10,284
08/31/15	$9,744	$9,712	$9,759
09/30/15	$9,507	$9,471	$9,514
10/31/15	$10,039	$10,270	$10,065
11/30/15	$10,010	$10,301	$10,020
12/31/15	$9,817	$10,138	$9,852
01/31/16	$9,455	$9,635	$9,455
02/29/16	$9,445	$9,622	$9,466
03/31/16	$9,988	$10,275	$10,008
04/30/16	$10,109	$10,315	$10,123
05/31/16	$10,149	$10,500	$10,166
06/30/16	$10,230	$10,527	$10,217
07/31/16	$10,562	$10,915	$10,592
08/31/16	$10,592	$10,931	$10,619
09/30/16	$10,642	$10,933	$10,653
10/31/16	$10,411	$10,733	$10,444
11/30/16	$10,461	$11,131	$10,490
12/31/16	$10,623	$11,351	$10,662
01/31/17	$10,838	$11,566	$10,873
02/28/17	$11,093	$12,025	$11,133
03/31/17	$11,165	$12,039	$11,209
04/30/17	$11,319	$12,163	$11,364
05/31/17	$11,503	$12,334	$11,552
06/30/17	$11,564	$12,411	$11,616
07/31/17	$11,789	$12,666	$11,835
08/31/17	$11,861	$12,705	$11,915
09/30/17	$12,035	$12,967	$12,084
10/31/17	$12,209	$13,270	$12,266
11/30/17	$12,414	$13,677	$12,468
12/31/17	$12,572	$13,829	$12,631
01/31/18	$13,002	$14,621	$13,058
02/28/18	$12,530	$14,082	$12,608
03/31/18	$12,447	$13,724	$12,487
04/30/18	$12,457	$13,777	$12,528
05/31/18	$12,583	$14,108	$12,650
06/30/18	$12,562	$14,195	$12,628
07/31/18	$12,813	$14,724	$12,876
08/31/18	$12,981	$15,203	$13,043
09/30/18	$12,950	$15,290	$13,013
10/31/18	$12,174	$14,245	$12,227
11/30/18	$12,342	$14,535	$12,398
12/31/18	$11,790	$13,223	$11,833
01/31/19	$12,540	$14,282	$12,582
02/28/19	$12,794	$14,741	$12,846
03/31/19	$12,992	$15,027	$13,043
04/30/19	$13,301	$15,636	$13,349
05/31/19	$12,838	$14,642	$12,883
06/30/19	$13,478	$15,674	$13,533
07/31/19	$13,511	$15,899	$13,586
08/31/19	$13,489	$15,648	$13,546
09/30/19	$13,632	$15,940	$13,683
10/31/19	$13,864	$16,286	$13,929
11/30/19	$14,128	$16,877	$14,195
12/31/19	$14,445	$17,386	$14,513
01/31/20	$14,445	$17,379	$14,543
02/29/20	$13,821	$15,949	$13,868
03/31/20	$12,492	$13,979	$12,567
04/30/20	$13,551	$15,771	$13,628
05/31/20	$14,045	$16,522	$14,109
06/30/20	$14,398	$16,850	$14,449
07/31/20	$15,021	$17,801	$15,093
08/31/20	$15,574	$19,080	$15,660
09/30/20	$15,256	$18,355	$15,317
10/31/20	$14,974	$17,867	$15,044
11/30/20	$16,350	$19,823	$16,441
12/31/20	$16,936	$20,585	$17,030
01/31/21	$16,837	$20,377	$16,945
02/28/21	$17,034	$20,939	$17,148
03/31/21	$17,257	$21,856	$17,350
04/30/21	$17,812	$23,022	$17,921
05/31/21	$18,010	$23,183	$18,128
06/30/21	$18,232	$23,724	$18,344
07/31/21	$18,380	$24,288	$18,491
08/31/21	$18,676	$25,026	$18,791
09/30/21	$18,084	$23,863	$18,222
10/31/21	$18,713	$25,534	$18,834
11/30/21	$18,368	$25,357	$18,504
12/31/21	$18,861	$26,494	$18,999
01/31/22	$18,099	$25,123	$18,177
02/28/22	$17,744	$24,371	$17,862
03/31/22	$17,784	$25,276	$17,918
04/30/22	$16,588	$23,071	$16,734
05/31/22	$16,654	$23,114	$16,741
06/30/22	$15,564	$21,206	$15,648
07/31/22	$16,483	$23,161	$16,557
08/31/22	$15,892	$22,217	$16,003
09/30/22	$14,605	$20,170	$14,709
10/31/22	$15,157	$21,804	$15,243
11/30/22	$16,168	$23,022	$16,199
12/31/22	$15,663	$21,696	$15,756
01/31/23	$16,637	$23,059	$16,715
02/28/23	$16,178	$22,496	$16,268
03/31/23	$16,568	$23,322	$16,646
04/30/23	$16,721	$23,686	$16,807
05/31/23	$16,498	$23,789	$16,583
06/30/23	$17,124	$25,361	$17,208
07/31/23	$17,541	$26,176	$17,631
08/31/23	$17,152	$25,759	$17,237
09/30/23	$16,512	$24,531	$16,594
10/31/23	$16,053	$24,015	$16,114
11/30/23	$17,263	$26,208	$17,347
12/31/23	$18,129	$27,399	$18,236
01/31/24	$18,086	$27,859	$18,199
02/29/24	$18,477	$29,347	$18,584
03/31/24	$18,912	$30,291	$19,026
04/30/24	$18,303	$29,054	$18,434
05/31/24	$18,926	$30,494	$19,002
06/30/24	$19,158	$31,589	$19,260
07/31/24	$19,607	$31,973	$19,718
08/31/24	$19,998	$32,749	$20,120
09/30/24	$20,404	$33,448	$20,520
10/31/24	$19,897	$33,145	$20,026
11/30/24	$20,462	$35,090	$20,574
12/31/24	$19,937	$34,254	$20,058

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSBYX	9.97%	6.66%	7.14%
S&P 500 Index	25.02%	14.53%	13.10%
State Street Target Retirement 2030 Composite Index	9.99%	6.69%	7.21%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$3,036,983,032
  Number of Portfolio Holdings10
  Portfolio Turnover Rate15%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	27.2%
State Street Global All Cap Equity ex-U.S. Index Portfolio	23.6%
State Street Aggregate Bond Index Portfolio	19.5%
SPDR Bloomberg 1-10 Year TIPS ETF	9.6%
State Street Small/Mid Cap Equity Index Portfolio	6.6%
SPDR Bloomberg High Yield Bond ETF	6.3%
SPDR Portfolio Long Term Treasury ETF	4.9%
SPDR Dow Jones Global Real Estate ETF	2.5%

Asset Allocation

Asset Type	%
Domestic Equity	33.7%
Domestic Fixed Income	30.6%
International Equity	23.6%
Inflation Linked	9.6%
Short-Term Investments	3.1%
Real Estate	2.5%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SSBYX

State Street Target Retirement 2035 Fund

Class R3: SSAZX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Target Retirement 2035 Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$57	0.54%

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Equity 500 Index II Portfolio which returned approximately 25% for the reporting period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-US Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio. On an individual security level, the only negative contributor to the Fund’s performance on an absolute basis during the reporting period was the SPDR Portfolio Long Term Treasury ETF (SPTL).

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSAZX	S&P 500 Index	State Street Target Retirement 2035 Composite Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,947	$9,700	$9,957
2/28/2015	$10,346	$10,257	$10,350
3/31/2015	$10,243	$10,095	$10,269
4/30/2015	$10,366	$10,192	$10,414
5/31/2015	$10,372	$10,323	$10,417
6/30/2015	$10,152	$10,123	$10,193
7/31/2015	$10,255	$10,335	$10,304
8/31/2015	$9,692	$9,712	$9,740
9/30/2015	$9,433	$9,471	$9,472
10/31/2015	$9,997	$10,270	$10,058
11/30/2015	$9,964	$10,301	$10,016
12/31/2015	$9,761	$10,138	$9,839
1/31/2016	$9,357	$9,635	$9,394
2/29/2016	$9,334	$9,622	$9,397
3/31/2016	$9,898	$10,275	$9,972
4/30/2016	$10,024	$10,315	$10,089
5/31/2016	$10,059	$10,500	$10,134
6/30/2016	$10,125	$10,527	$10,171
7/31/2016	$10,479	$10,915	$10,568
8/31/2016	$10,494	$10,931	$10,596
9/30/2016	$10,550	$10,933	$10,633
10/31/2016	$10,307	$10,733	$10,411
11/30/2016	$10,372	$11,131	$10,488
12/31/2016	$10,547	$11,351	$10,671
1/31/2017	$10,765	$11,566	$10,896
2/28/2017	$11,034	$12,025	$11,169
3/31/2017	$11,110	$12,039	$11,254
4/30/2017	$11,256	$12,163	$11,415
5/31/2017	$11,443	$12,334	$11,611
6/30/2017	$11,509	$12,411	$11,685
7/31/2017	$11,746	$12,666	$11,920
8/31/2017	$11,812	$12,705	$11,998
9/30/2017	$11,998	$12,967	$12,191
10/31/2017	$12,184	$13,270	$12,390
11/30/2017	$12,410	$13,677	$12,614
12/31/2017	$12,566	$13,829	$12,787
1/31/2018	$13,034	$14,621	$13,271
2/28/2018	$12,535	$14,082	$12,784
3/31/2018	$12,427	$13,724	$12,646
4/30/2018	$12,443	$13,777	$12,696
5/31/2018	$12,581	$14,108	$12,827
6/30/2018	$12,545	$14,195	$12,800
7/31/2018	$12,817	$14,724	$13,073
8/31/2018	$12,975	$15,203	$13,250
9/30/2018	$12,950	$15,290	$13,221
10/31/2018	$12,093	$14,245	$12,354
11/30/2018	$12,273	$14,535	$12,542
12/31/2018	$11,647	$13,223	$11,899
1/31/2019	$12,438	$14,282	$12,706
2/28/2019	$12,702	$14,741	$12,997
3/31/2019	$12,890	$15,027	$13,186
4/30/2019	$13,206	$15,636	$13,523
5/31/2019	$12,686	$14,642	$12,984
6/30/2019	$13,356	$15,674	$13,687
7/31/2019	$13,393	$15,899	$13,741
8/31/2019	$13,313	$15,648	$13,652
9/30/2019	$13,468	$15,940	$13,816
10/31/2019	$13,719	$16,286	$14,088
11/30/2019	$14,003	$16,877	$14,385
12/31/2019	$14,325	$17,386	$14,733
1/31/2020	$14,296	$17,379	$14,737
2/29/2020	$13,584	$15,949	$13,960
3/31/2020	$12,156	$13,979	$12,528
4/30/2020	$13,266	$15,771	$13,669
5/31/2020	$13,784	$16,522	$14,186
6/30/2020	$14,153	$16,850	$14,559
7/31/2020	$14,784	$17,801	$15,238
8/31/2020	$15,391	$19,080	$15,878
9/30/2020	$15,032	$18,355	$15,504
10/31/2020	$14,731	$17,867	$15,207
11/30/2020	$16,211	$19,823	$16,758
12/31/2020	$16,846	$20,585	$17,415
1/31/2021	$16,744	$20,377	$17,328
2/28/2021	$16,975	$20,939	$17,578
3/31/2021	$17,204	$21,856	$17,809
4/30/2021	$17,789	$23,022	$18,434
5/31/2021	$17,995	$23,183	$18,660
6/30/2021	$18,224	$23,724	$18,893
7/31/2021	$18,334	$24,288	$19,023
8/31/2021	$18,645	$25,026	$19,364
9/30/2021	$18,000	$23,863	$18,729
10/31/2021	$18,677	$25,534	$19,419
11/30/2021	$18,280	$25,357	$19,032
12/31/2021	$18,803	$26,494	$19,572
1/31/2022	$17,986	$25,123	$18,665
2/28/2022	$17,581	$24,371	$18,316
3/31/2022	$17,643	$25,276	$18,403
4/30/2022	$16,361	$23,071	$17,088
5/31/2022	$16,411	$23,114	$17,095
6/30/2022	$15,278	$21,206	$15,914
7/31/2022	$16,199	$23,161	$16,864
8/31/2022	$15,601	$22,217	$16,295
9/30/2022	$14,269	$20,170	$14,912
10/31/2022	$14,842	$21,804	$15,492
11/30/2022	$15,900	$23,022	$16,549
12/31/2022	$15,362	$21,696	$16,060
1/31/2023	$16,394	$23,059	$17,117
2/28/2023	$15,910	$22,496	$16,638
3/31/2023	$16,302	$23,322	$17,033
4/30/2023	$16,459	$23,686	$17,203
5/31/2023	$16,211	$23,789	$16,966
6/30/2023	$16,903	$25,361	$17,690
7/31/2023	$17,334	$26,176	$18,163
8/31/2023	$16,890	$25,759	$17,698
9/30/2023	$16,185	$24,531	$16,972
10/31/2023	$15,662	$24,015	$16,409
11/30/2023	$16,955	$26,208	$17,789
12/31/2023	$17,872	$27,399	$18,773
1/31/2024	$17,804	$27,859	$18,722
2/29/2024	$18,278	$29,347	$19,200
3/31/2024	$18,724	$30,291	$19,699
4/30/2024	$18,061	$29,054	$19,025
5/31/2024	$18,710	$30,494	$19,661
6/30/2024	$18,940	$31,589	$19,941
7/31/2024	$19,400	$31,973	$20,435
8/31/2024	$19,806	$32,749	$20,864
9/30/2024	$20,199	$33,448	$21,303
10/31/2024	$19,644	$33,145	$20,739
11/30/2024	$20,266	$35,090	$21,379
12/31/2024	$19,668	$34,254	$20,777

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSAZX	10.05%	6.55%	7.00%
S&P 500 Index	25.02%	14.53%	13.10%
State Street Target Retirement 2035 Composite Index	10.67%	7.12%	7.59%

(1) Performance shown for the periods prior to the inception of Class R3 shares on February 25, 2022 reflects the historical performance of the fund's Class K shares adjusted to reflect the higher expenses of Class R3 shares, including applicable 12b-1 fees.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$3,005,033,751
  Number of Portfolio Holdings8
  Portfolio Turnover Rate14%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	31.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	29.6%
State Street Aggregate Bond Index Portfolio	16.0%
SPDR Portfolio Long Term Treasury ETF	9.9%
State Street Small/Mid Cap Equity Index Portfolio	8.6%
SPDR Bloomberg High Yield Bond ETF	4.7%

Asset Allocation

Asset Type	%
Domestic Equity	39.7%
Domestic Fixed Income	30.7%
International Equity	29.6%
Short-Term Investments	0.3%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SSAZX

State Street Target Retirement 2035 Fund

Class I: SSCJX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Target Retirement 2035 Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$21	0.20%

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Equity 500 Index II Portfolio which returned approximately 25% for the reporting period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-US Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio. On an individual security level, the only negative contributor to the Fund’s performance on an absolute basis during the reporting period was the SPDR Portfolio Long Term Treasury ETF (SPTL).

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSCJX	S&P 500 Index	State Street Target Retirement 2035 Composite Index
12/31/14	$10,000	$10,000	$10,000
01/31/15	$9,941	$9,700	$9,957
02/28/15	$10,344	$10,257	$10,350
03/31/15	$10,246	$10,095	$10,269
04/30/15	$10,383	$10,192	$10,414
05/31/15	$10,393	$10,323	$10,417
06/30/15	$10,177	$10,123	$10,193
07/31/15	$10,285	$10,335	$10,304
08/31/15	$9,715	$9,712	$9,740
09/30/15	$9,459	$9,471	$9,472
10/31/15	$10,029	$10,270	$10,058
11/30/15	$10,000	$10,301	$10,016
12/31/15	$9,800	$10,138	$9,839
01/31/16	$9,399	$9,635	$9,394
02/29/16	$9,379	$9,622	$9,397
03/31/16	$9,950	$10,275	$9,972
04/30/16	$10,081	$10,315	$10,089
05/31/16	$10,121	$10,500	$10,134
06/30/16	$10,191	$10,527	$10,171
07/31/16	$10,552	$10,915	$10,568
08/31/16	$10,572	$10,931	$10,596
09/30/16	$10,622	$10,933	$10,633
10/31/16	$10,382	$10,733	$10,411
11/30/16	$10,462	$11,131	$10,488
12/31/16	$10,643	$11,351	$10,671
01/31/17	$10,858	$11,566	$10,896
02/28/17	$11,133	$12,025	$11,169
03/31/17	$11,215	$12,039	$11,254
04/30/17	$11,368	$12,163	$11,415
05/31/17	$11,562	$12,334	$11,611
06/30/17	$11,633	$12,411	$11,685
07/31/17	$11,868	$12,666	$11,920
08/31/17	$11,950	$12,705	$11,998
09/30/17	$12,133	$12,967	$12,191
10/31/17	$12,327	$13,270	$12,390
11/30/17	$12,562	$13,677	$12,614
12/31/17	$12,725	$13,829	$12,787
01/31/18	$13,206	$14,621	$13,271
02/28/18	$12,704	$14,082	$12,784
03/31/18	$12,610	$13,724	$12,646
04/30/18	$12,621	$13,777	$12,696
05/31/18	$12,767	$14,108	$12,827
06/30/18	$12,746	$14,195	$12,800
07/31/18	$13,018	$14,724	$13,073
08/31/18	$13,185	$15,203	$13,250
09/30/18	$13,164	$15,290	$13,221
10/31/18	$12,297	$14,245	$12,354
11/30/18	$12,485	$14,535	$12,542
12/31/18	$11,850	$13,223	$11,899
01/31/19	$12,662	$14,282	$12,706
02/28/19	$12,936	$14,741	$12,997
03/31/19	$13,134	$15,027	$13,186
04/30/19	$13,463	$15,636	$13,523
05/31/19	$12,936	$14,642	$12,984
06/30/19	$13,627	$15,674	$13,687
07/31/19	$13,660	$15,899	$13,741
08/31/19	$13,595	$15,648	$13,652
09/30/19	$13,748	$15,940	$13,816
10/31/19	$14,022	$16,286	$14,088
11/30/19	$14,308	$16,877	$14,385
12/31/19	$14,649	$17,386	$14,733
01/31/20	$14,626	$17,379	$14,737
02/29/20	$13,901	$15,949	$13,960
03/31/20	$12,441	$13,979	$12,528
04/30/20	$13,574	$15,771	$13,669
05/31/20	$14,112	$16,522	$14,186
06/30/20	$14,497	$16,850	$14,559
07/31/20	$15,151	$17,801	$15,238
08/31/20	$15,770	$19,080	$15,878
09/30/20	$15,420	$18,355	$15,504
10/31/20	$15,116	$17,867	$15,207
11/30/20	$16,647	$19,823	$16,758
12/31/20	$17,293	$20,585	$17,415
01/31/21	$17,195	$20,377	$17,328
02/28/21	$17,440	$20,939	$17,578
03/31/21	$17,672	$21,856	$17,809
04/30/21	$18,282	$23,022	$18,434
05/31/21	$18,490	$23,183	$18,660
06/30/21	$18,734	$23,724	$18,893
07/31/21	$18,856	$24,288	$19,023
08/31/21	$19,088	$25,026	$19,364
09/30/21	$18,441	$23,863	$18,729
10/31/21	$19,137	$25,534	$19,419
11/30/21	$18,734	$25,357	$19,032
12/31/21	$19,261	$26,494	$19,572
01/31/22	$18,425	$25,123	$18,665
02/28/22	$18,025	$24,371	$18,316
03/31/22	$18,090	$25,276	$18,403
04/30/22	$16,777	$23,071	$17,088
05/31/22	$16,841	$23,114	$17,095
06/30/22	$15,682	$21,206	$15,914
07/31/22	$16,622	$23,161	$16,864
08/31/22	$16,017	$22,217	$16,295
09/30/22	$14,665	$20,170	$14,912
10/31/22	$15,244	$21,804	$15,492
11/30/22	$16,339	$23,022	$16,549
12/31/22	$15,791	$21,696	$16,060
01/31/23	$16,849	$23,059	$17,117
02/28/23	$16,361	$22,496	$16,638
03/31/23	$16,768	$23,322	$17,033
04/30/23	$16,931	$23,686	$17,203
05/31/23	$16,687	$23,789	$16,966
06/30/23	$17,419	$25,361	$17,690
07/31/23	$17,867	$26,176	$18,163
08/31/23	$17,406	$25,759	$17,698
09/30/23	$16,687	$24,531	$16,972
10/31/23	$16,157	$24,015	$16,409
11/30/23	$17,487	$26,208	$17,789
12/31/23	$18,429	$27,399	$18,773
01/31/24	$18,372	$27,859	$18,722
02/29/24	$18,866	$29,347	$19,200
03/31/24	$19,332	$30,291	$19,699
04/30/24	$18,655	$29,054	$19,025
05/31/24	$19,332	$30,494	$19,661
06/30/24	$19,572	$31,589	$19,941
07/31/24	$20,052	$31,973	$20,435
08/31/24	$20,475	$32,749	$20,864
09/30/24	$20,898	$33,448	$21,303
10/31/24	$20,320	$33,145	$20,739
11/30/24	$20,983	$35,090	$21,379
12/31/24	$20,362	$34,254	$20,777

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSCJX	10.49%	6.81%	7.37%
S&P 500 Index	25.02%	14.53%	13.10%
State Street Target Retirement 2035 Composite Index	10.67%	7.12%	7.59%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$3,005,033,751
  Number of Portfolio Holdings8
  Portfolio Turnover Rate14%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	31.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	29.6%
State Street Aggregate Bond Index Portfolio	16.0%
SPDR Portfolio Long Term Treasury ETF	9.9%
State Street Small/Mid Cap Equity Index Portfolio	8.6%
SPDR Bloomberg High Yield Bond ETF	4.7%

Asset Allocation

Asset Type	%
Domestic Equity	39.7%
Domestic Fixed Income	30.7%
International Equity	29.6%
Short-Term Investments	0.3%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SSCJX

State Street Target Retirement 2035 Fund

Class K: SSCKX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Target Retirement 2035 Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$4	0.04%

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Equity 500 Index II Portfolio which returned approximately 25% for the reporting period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-US Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio. On an individual security level, the only negative contributor to the Fund’s performance on an absolute basis during the reporting period was the SPDR Portfolio Long Term Treasury ETF (SPTL).

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSCKX	S&P 500 Index	State Street Target Retirement 2035 Composite Index
12/31/14	$10,000	$10,000	$10,000
01/31/15	$9,951	$9,700	$9,957
02/28/15	$10,354	$10,257	$10,350
03/31/15	$10,256	$10,095	$10,269
04/30/15	$10,383	$10,192	$10,414
05/31/15	$10,393	$10,323	$10,417
06/30/15	$10,177	$10,123	$10,193
07/31/15	$10,285	$10,335	$10,304
08/31/15	$9,725	$9,712	$9,740
09/30/15	$9,469	$9,471	$9,472
10/31/15	$10,039	$10,270	$10,058
11/30/15	$10,010	$10,301	$10,016
12/31/15	$9,810	$10,138	$9,839
01/31/16	$9,409	$9,635	$9,394
02/29/16	$9,388	$9,622	$9,397
03/31/16	$9,960	$10,275	$9,972
04/30/16	$10,091	$10,315	$10,089
05/31/16	$10,131	$10,500	$10,134
06/30/16	$10,201	$10,527	$10,171
07/31/16	$10,562	$10,915	$10,568
08/31/16	$10,582	$10,931	$10,596
09/30/16	$10,642	$10,933	$10,633
10/31/16	$10,402	$10,733	$10,411
11/30/16	$10,472	$11,131	$10,488
12/31/16	$10,653	$11,351	$10,671
01/31/17	$10,878	$11,566	$10,896
02/28/17	$11,153	$12,025	$11,169
03/31/17	$11,235	$12,039	$11,254
04/30/17	$11,388	$12,163	$11,415
05/31/17	$11,582	$12,334	$11,611
06/30/17	$11,653	$12,411	$11,685
07/31/17	$11,898	$12,666	$11,920
08/31/17	$11,970	$12,705	$11,998
09/30/17	$12,163	$12,967	$12,191
10/31/17	$12,357	$13,270	$12,390
11/30/17	$12,592	$13,677	$12,614
12/31/17	$12,755	$13,829	$12,787
01/31/18	$13,236	$14,621	$13,271
02/28/18	$12,734	$14,082	$12,784
03/31/18	$12,630	$13,724	$12,646
04/30/18	$12,651	$13,777	$12,696
05/31/18	$12,797	$14,108	$12,827
06/30/18	$12,766	$14,195	$12,800
07/31/18	$13,048	$14,724	$13,073
08/31/18	$13,215	$15,203	$13,250
09/30/18	$13,194	$15,290	$13,221
10/31/18	$12,327	$14,245	$12,354
11/30/18	$12,515	$14,535	$12,542
12/31/18	$11,882	$13,223	$11,899
01/31/19	$12,694	$14,282	$12,706
02/28/19	$12,968	$14,741	$12,997
03/31/19	$13,165	$15,027	$13,186
04/30/19	$13,494	$15,636	$13,523
05/31/19	$12,968	$14,642	$12,984
06/30/19	$13,659	$15,674	$13,687
07/31/19	$13,703	$15,899	$13,741
08/31/19	$13,626	$15,648	$13,652
09/30/19	$13,791	$15,940	$13,816
10/31/19	$14,054	$16,286	$14,088
11/30/19	$14,350	$16,877	$14,385
12/31/19	$14,687	$17,386	$14,733
01/31/20	$14,663	$17,379	$14,737
02/29/20	$13,939	$15,949	$13,960
03/31/20	$12,478	$13,979	$12,528
04/30/20	$13,623	$15,771	$13,669
05/31/20	$14,161	$16,522	$14,186
06/30/20	$14,546	$16,850	$14,559
07/31/20	$15,201	$17,801	$15,238
08/31/20	$15,832	$19,080	$15,878
09/30/20	$15,469	$18,355	$15,504
10/31/20	$15,166	$17,867	$15,207
11/30/20	$16,696	$19,823	$16,758
12/31/20	$17,358	$20,585	$17,415
01/31/21	$17,260	$20,377	$17,328
02/28/21	$17,504	$20,939	$17,578
03/31/21	$17,749	$21,856	$17,809
04/30/21	$18,359	$23,022	$18,434
05/31/21	$18,579	$23,183	$18,660
06/30/21	$18,824	$23,724	$18,893
07/31/21	$18,946	$24,288	$19,023
08/31/21	$19,276	$25,026	$19,364
09/30/21	$18,616	$23,863	$18,729
10/31/21	$19,324	$25,534	$19,419
11/30/21	$18,921	$25,357	$19,032
12/31/21	$19,472	$26,494	$19,572
01/31/22	$18,633	$25,123	$18,665
02/28/22	$18,220	$24,371	$18,316
03/31/22	$18,297	$25,276	$18,403
04/30/22	$16,968	$23,071	$17,088
05/31/22	$17,033	$23,114	$17,095
06/30/22	$15,859	$21,206	$15,914
07/31/22	$16,826	$23,161	$16,864
08/31/22	$16,207	$22,217	$16,295
09/30/22	$14,839	$20,170	$14,912
10/31/22	$15,433	$21,804	$15,492
11/30/22	$16,542	$23,022	$16,549
12/31/22	$15,988	$21,696	$16,060
01/31/23	$17,076	$23,059	$17,117
02/28/23	$16,573	$22,496	$16,638
03/31/23	$16,981	$23,322	$17,033
04/30/23	$17,158	$23,686	$17,203
05/31/23	$16,899	$23,789	$16,966
06/30/23	$17,648	$25,361	$17,690
07/31/23	$18,097	$26,176	$18,163
08/31/23	$17,634	$25,759	$17,698
09/30/23	$16,913	$24,531	$16,972
10/31/23	$16,369	$24,015	$16,409
11/30/23	$17,729	$26,208	$17,789
12/31/23	$18,695	$27,399	$18,773
01/31/24	$18,624	$27,859	$18,722
02/29/24	$19,120	$29,347	$19,200
03/31/24	$19,616	$30,291	$19,699
04/30/24	$18,922	$29,054	$19,025
05/31/24	$19,616	$30,494	$19,661
06/30/24	$19,857	$31,589	$19,941
07/31/24	$20,352	$31,973	$20,435
08/31/24	$20,777	$32,749	$20,864
09/30/24	$21,216	$33,448	$21,303
10/31/24	$20,621	$33,145	$20,739
11/30/24	$21,301	$35,090	$21,379
12/31/24	$20,680	$34,254	$20,777

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSCKX	10.62%	7.08%	7.54%
S&P 500 Index	25.02%	14.53%	13.10%
State Street Target Retirement 2035 Composite Index	10.67%	7.12%	7.59%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$3,005,033,751
  Number of Portfolio Holdings8
  Portfolio Turnover Rate14%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	31.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	29.6%
State Street Aggregate Bond Index Portfolio	16.0%
SPDR Portfolio Long Term Treasury ETF	9.9%
State Street Small/Mid Cap Equity Index Portfolio	8.6%
SPDR Bloomberg High Yield Bond ETF	4.7%

Asset Allocation

Asset Type	%
Domestic Equity	39.7%
Domestic Fixed Income	30.7%
International Equity	29.6%
Short-Term Investments	0.3%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SSCKX

State Street Target Retirement 2040 Fund

Class R3: SSAKX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Target Retirement 2040 Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$59	0.56%

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Equity 500 Index II Portfolio which returned approximately 25% for the reporting period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-US Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio. On an individual security level, the only negative contributor to the Fund’s performance on an absolute basis during the reporting period was the SPDR Portfolio Long Term Treasury ETF (SPTL).

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSAKX	S&P 500 Index	State Street Target Retirement 2040 Composite Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,927	$9,700	$9,940
2/28/2015	$10,357	$10,257	$10,366
3/31/2015	$10,244	$10,095	$10,281
4/30/2015	$10,378	$10,192	$10,436
5/31/2015	$10,393	$10,323	$10,441
6/30/2015	$10,172	$10,123	$10,214
7/31/2015	$10,266	$10,335	$10,322
8/31/2015	$9,671	$9,712	$9,724
9/30/2015	$9,382	$9,471	$9,431
10/31/2015	$9,978	$10,270	$10,045
11/30/2015	$9,944	$10,301	$10,005
12/31/2015	$9,733	$10,138	$9,816
1/31/2016	$9,288	$9,635	$9,329
2/29/2016	$9,255	$9,622	$9,327
3/31/2016	$9,851	$10,275	$9,932
4/30/2016	$9,977	$10,315	$10,056
5/31/2016	$10,013	$10,500	$10,103
6/30/2016	$10,069	$10,527	$10,128
7/31/2016	$10,434	$10,915	$10,545
8/31/2016	$10,459	$10,931	$10,577
9/30/2016	$10,515	$10,933	$10,620
10/31/2016	$10,261	$10,733	$10,388
11/30/2016	$10,367	$11,131	$10,495
12/31/2016	$10,546	$11,351	$10,687
1/31/2017	$10,774	$11,566	$10,926
2/28/2017	$11,044	$12,025	$11,208
3/31/2017	$11,130	$12,039	$11,300
4/30/2017	$11,288	$12,163	$11,465
5/31/2017	$11,475	$12,334	$11,664
6/30/2017	$11,551	$12,411	$11,747
7/31/2017	$11,789	$12,666	$11,994
8/31/2017	$11,855	$12,705	$12,067
9/30/2017	$12,062	$12,967	$12,281
10/31/2017	$12,269	$13,270	$12,493
11/30/2017	$12,507	$13,677	$12,732
12/31/2017	$12,664	$13,829	$12,911
1/31/2018	$13,175	$14,621	$13,438
2/28/2018	$12,644	$14,082	$12,924
3/31/2018	$12,525	$13,724	$12,776
4/30/2018	$12,551	$13,777	$12,836
5/31/2018	$12,689	$14,108	$12,975
6/30/2018	$12,664	$14,195	$12,946
7/31/2018	$12,946	$14,724	$13,236
8/31/2018	$13,116	$15,203	$13,423
9/30/2018	$13,080	$15,290	$13,395
10/31/2018	$12,169	$14,245	$12,460
11/30/2018	$12,360	$14,535	$12,657
12/31/2018	$11,653	$13,223	$11,942
1/31/2019	$12,501	$14,282	$12,803
2/28/2019	$12,788	$14,741	$13,119
3/31/2019	$12,966	$15,027	$13,298
4/30/2019	$13,316	$15,636	$13,661
5/31/2019	$12,728	$14,642	$13,059
6/30/2019	$13,445	$15,674	$13,806
7/31/2019	$13,472	$15,899	$13,862
8/31/2019	$13,358	$15,648	$13,728
9/30/2019	$13,525	$15,940	$13,911
10/31/2019	$13,810	$16,286	$14,203
11/30/2019	$14,116	$16,877	$14,527
12/31/2019	$14,455	$17,386	$14,903
1/31/2020	$14,414	$17,379	$14,880
2/29/2020	$13,609	$15,949	$14,014
3/31/2020	$12,062	$13,979	$12,449
4/30/2020	$13,221	$15,771	$13,654
5/31/2020	$13,763	$16,522	$14,201
6/30/2020	$14,168	$16,850	$14,602
7/31/2020	$14,823	$17,801	$15,306
8/31/2020	$15,489	$19,080	$16,010
9/30/2020	$15,118	$18,355	$15,609
10/31/2020	$14,793	$17,867	$15,297
11/30/2020	$16,402	$19,823	$16,980
12/31/2020	$17,086	$20,585	$17,699
1/31/2021	$16,995	$20,377	$17,622
2/28/2021	$17,286	$20,939	$17,924
3/31/2021	$17,528	$21,856	$18,184
4/30/2021	$18,174	$23,022	$18,862
5/31/2021	$18,392	$23,183	$19,105
6/30/2021	$18,622	$23,724	$19,349
7/31/2021	$18,733	$24,288	$19,467
8/31/2021	$19,081	$25,026	$19,845
9/30/2021	$18,373	$23,863	$19,151
10/31/2021	$19,136	$25,534	$19,919
11/30/2021	$18,678	$25,357	$19,477
12/31/2021	$19,236	$26,494	$20,062
1/31/2022	$18,364	$25,123	$19,083
2/28/2022	$17,944	$24,371	$18,717
3/31/2022	$18,045	$25,276	$18,851
4/30/2022	$16,668	$23,071	$17,445
5/31/2022	$16,718	$23,114	$17,443
6/30/2022	$15,504	$21,206	$16,179
7/31/2022	$16,468	$23,161	$17,179
8/31/2022	$15,867	$22,217	$16,597
9/30/2022	$14,453	$20,170	$15,122
10/31/2022	$15,079	$21,804	$15,769
11/30/2022	$16,205	$23,022	$16,895
12/31/2022	$15,617	$21,696	$16,359
1/31/2023	$16,734	$23,059	$17,493
2/28/2023	$16,222	$22,496	$16,997
3/31/2023	$16,616	$23,322	$17,391
4/30/2023	$16,773	$23,686	$17,561
5/31/2023	$16,524	$23,789	$17,318
6/30/2023	$17,299	$25,361	$18,126
7/31/2023	$17,785	$26,176	$18,662
8/31/2023	$17,286	$25,759	$18,140
9/30/2023	$16,537	$24,531	$17,367
10/31/2023	$15,972	$24,015	$16,754
11/30/2023	$17,338	$26,208	$18,226
12/31/2023	$18,308	$27,399	$19,269
1/31/2024	$18,240	$27,859	$19,211
2/29/2024	$18,782	$29,347	$19,774
3/31/2024	$19,285	$30,291	$20,318
4/30/2024	$18,565	$29,054	$19,595
5/31/2024	$19,271	$30,494	$20,284
6/30/2024	$19,515	$31,589	$20,572
7/31/2024	$20,004	$31,973	$21,096
8/31/2024	$20,411	$32,749	$21,547
9/30/2024	$20,832	$33,448	$22,014
10/31/2024	$20,248	$33,145	$21,423
11/30/2024	$20,954	$35,090	$22,142
12/31/2024	$20,291	$34,254	$21,479

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSAKX	10.83%	7.02%	7.33%
S&P 500 Index	25.02%	14.53%	13.10%
State Street Target Retirement 2040 Composite Index	11.47%	7.58%	7.94%

(1) Performance shown for the periods prior to the inception of Class R3 shares on February 25, 2022 reflects the historical performance of the fund's Class K shares adjusted to reflect the higher expenses of Class R3 shares, including applicable 12b-1 fees.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$2,803,243,163
  Number of Portfolio Holdings8
  Portfolio Turnover Rate12%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	33.5%
State Street Global All Cap Equity ex-U.S. Index Portfolio	32.9%
State Street Aggregate Bond Index Portfolio	11.4%
State Street Small/Mid Cap Equity Index Portfolio	10.6%
SPDR Portfolio Long Term Treasury ETF	9.9%
SPDR Bloomberg High Yield Bond ETF	1.8%

Asset Allocation

Asset Type	%
Domestic Equity	44.0%
International Equity	32.9%
Domestic Fixed Income	23.1%
Short-Term Investments	0.9%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SSAKX

State Street Target Retirement 2040 Fund

Class I: SSCNX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Target Retirement 2040 Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$22	0.21%

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Equity 500 Index II Portfolio which returned approximately 25% for the reporting period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-US Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio. On an individual security level, the only negative contributor to the Fund’s performance on an absolute basis during the reporting period was the SPDR Portfolio Long Term Treasury ETF (SPTL).

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSCNX	S&P 500 Index	State Street Target Retirement 2040 Composite Index
12/31/14	$10,000	$10,000	$10,000
01/31/15	$9,921	$9,700	$9,940
02/28/15	$10,355	$10,257	$10,366
03/31/15	$10,247	$10,095	$10,281
04/30/15	$10,395	$10,192	$10,436
05/31/15	$10,415	$10,323	$10,441
06/30/15	$10,188	$10,123	$10,214
07/31/15	$10,296	$10,335	$10,322
08/31/15	$9,694	$9,712	$9,724
09/30/15	$9,418	$9,471	$9,431
10/31/15	$10,010	$10,270	$10,045
11/30/15	$9,990	$10,301	$10,005
12/31/15	$9,772	$10,138	$9,816
01/31/16	$9,329	$9,635	$9,329
02/29/16	$9,309	$9,622	$9,327
03/31/16	$9,913	$10,275	$9,932
04/30/16	$10,033	$10,315	$10,056
05/31/16	$10,084	$10,500	$10,103
06/30/16	$10,134	$10,527	$10,128
07/31/16	$10,517	$10,915	$10,545
08/31/16	$10,547	$10,931	$10,577
09/30/16	$10,607	$10,933	$10,620
10/31/16	$10,356	$10,733	$10,388
11/30/16	$10,466	$11,131	$10,495
12/31/16	$10,651	$11,351	$10,687
01/31/17	$10,877	$11,566	$10,926
02/28/17	$11,164	$12,025	$11,208
03/31/17	$11,245	$12,039	$11,300
04/30/17	$11,409	$12,163	$11,465
05/31/17	$11,604	$12,334	$11,664
06/30/17	$11,686	$12,411	$11,747
07/31/17	$11,942	$12,666	$11,994
08/31/17	$12,003	$12,705	$12,067
09/30/17	$12,218	$12,967	$12,281
10/31/17	$12,434	$13,270	$12,493
11/30/17	$12,679	$13,677	$12,732
12/31/17	$12,845	$13,829	$12,911
01/31/18	$13,368	$14,621	$13,438
02/28/18	$12,834	$14,082	$12,924
03/31/18	$12,729	$13,724	$12,776
04/30/18	$12,750	$13,777	$12,836
05/31/18	$12,897	$14,108	$12,975
06/30/18	$12,876	$14,195	$12,946
07/31/18	$13,169	$14,724	$13,236
08/31/18	$13,347	$15,203	$13,423
09/30/18	$13,316	$15,290	$13,395
10/31/18	$12,394	$14,245	$12,460
11/30/18	$12,593	$14,535	$12,657
12/31/18	$11,886	$13,223	$11,942
01/31/19	$12,745	$14,282	$12,803
02/28/19	$13,043	$14,741	$13,119
03/31/19	$13,230	$15,027	$13,298
04/30/19	$13,594	$15,636	$13,661
05/31/19	$12,999	$14,642	$13,059
06/30/19	$13,737	$15,674	$13,806
07/31/19	$13,770	$15,899	$13,862
08/31/19	$13,660	$15,648	$13,728
09/30/19	$13,836	$15,940	$13,911
10/31/19	$14,133	$16,286	$14,203
11/30/19	$14,453	$16,877	$14,527
12/31/19	$14,815	$17,386	$14,903
01/31/20	$14,769	$17,379	$14,880
02/29/20	$13,949	$15,949	$14,014
03/31/20	$12,368	$13,979	$12,449
04/30/20	$13,562	$15,771	$13,654
05/31/20	$14,124	$16,522	$14,201
06/30/20	$14,546	$16,850	$14,602
07/31/20	$15,225	$17,801	$15,306
08/31/20	$15,916	$19,080	$16,010
09/30/20	$15,542	$18,355	$15,609
10/31/20	$15,214	$17,867	$15,297
11/30/20	$16,877	$19,823	$16,980
12/31/20	$17,585	$20,585	$17,699
01/31/21	$17,500	$20,377	$17,622
02/28/21	$17,794	$20,939	$17,924
03/31/21	$18,063	$21,856	$18,184
04/30/21	$18,713	$23,022	$18,862
05/31/21	$18,946	$23,183	$19,105
06/30/21	$19,203	$23,724	$19,349
07/31/21	$19,313	$24,288	$19,467
08/31/21	$19,509	$25,026	$19,845
09/30/21	$18,786	$23,863	$19,151
10/31/21	$19,558	$25,534	$19,919
11/30/21	$19,105	$25,357	$19,477
12/31/21	$19,652	$26,494	$20,062
01/31/22	$18,759	$25,123	$19,083
02/28/22	$18,345	$24,371	$18,717
03/31/22	$18,449	$25,276	$18,851
04/30/22	$17,052	$23,071	$17,445
05/31/22	$17,103	$23,114	$17,443
06/30/22	$15,874	$21,206	$16,179
07/31/22	$16,858	$23,161	$17,179
08/31/22	$16,249	$22,217	$16,597
09/30/22	$14,800	$20,170	$15,122
10/31/22	$15,460	$21,804	$15,769
11/30/22	$16,612	$23,022	$16,895
12/31/22	$16,015	$21,696	$16,359
01/31/23	$17,161	$23,059	$17,493
02/28/23	$16,642	$22,496	$16,997
03/31/23	$17,051	$23,322	$17,391
04/30/23	$17,215	$23,686	$17,561
05/31/23	$16,970	$23,789	$17,318
06/30/23	$17,761	$25,361	$18,126
07/31/23	$18,279	$26,176	$18,662
08/31/23	$17,761	$25,759	$18,140
09/30/23	$17,011	$24,531	$17,367
10/31/23	$16,424	$24,015	$16,754
11/30/23	$17,843	$26,208	$18,226
12/31/23	$18,841	$27,399	$19,269
01/31/24	$18,770	$27,859	$19,211
02/29/24	$19,337	$29,347	$19,774
03/31/24	$19,860	$30,291	$20,318
04/30/24	$19,124	$29,054	$19,595
05/31/24	$19,860	$30,494	$20,284
06/30/24	$20,101	$31,589	$20,572
07/31/24	$20,611	$31,973	$21,096
08/31/24	$21,049	$32,749	$21,547
09/30/24	$21,502	$33,448	$22,014
10/31/24	$20,894	$33,145	$21,423
11/30/24	$21,630	$35,090	$22,142
12/31/24	$20,959	$34,254	$21,479

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSCNX	11.24%	7.18%	7.68%
S&P 500 Index	25.02%	14.53%	13.10%
State Street Target Retirement 2040 Composite Index	11.47%	7.58%	7.94%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$2,803,243,163
  Number of Portfolio Holdings8
  Portfolio Turnover Rate12%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	33.5%
State Street Global All Cap Equity ex-U.S. Index Portfolio	32.9%
State Street Aggregate Bond Index Portfolio	11.4%
State Street Small/Mid Cap Equity Index Portfolio	10.6%
SPDR Portfolio Long Term Treasury ETF	9.9%
SPDR Bloomberg High Yield Bond ETF	1.8%

Asset Allocation

Asset Type	%
Domestic Equity	44.0%
International Equity	32.9%
Domestic Fixed Income	23.1%
Short-Term Investments	0.9%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SSCNX

State Street Target Retirement 2040 Fund

Class K: SSCQX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Target Retirement 2040 Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$6	0.06%

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Equity 500 Index II Portfolio which returned approximately 25% for the reporting period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-US Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio. On an individual security level, the only negative contributor to the Fund’s performance on an absolute basis during the reporting period was the SPDR Portfolio Long Term Treasury ETF (SPTL).

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSCQX	S&P 500 Index	State Street Target Retirement 2040 Composite Index
12/31/14	$10,000	$10,000	$10,000
01/31/15	$9,931	$9,700	$9,940
02/28/15	$10,365	$10,257	$10,366
03/31/15	$10,257	$10,095	$10,281
04/30/15	$10,395	$10,192	$10,436
05/31/15	$10,415	$10,323	$10,441
06/30/15	$10,197	$10,123	$10,214
07/31/15	$10,296	$10,335	$10,322
08/31/15	$9,704	$9,712	$9,724
09/30/15	$9,418	$9,471	$9,431
10/31/15	$10,020	$10,270	$10,045
11/30/15	$9,990	$10,301	$10,005
12/31/15	$9,782	$10,138	$9,816
01/31/16	$9,339	$9,635	$9,329
02/29/16	$9,309	$9,622	$9,327
03/31/16	$9,913	$10,275	$9,932
04/30/16	$10,044	$10,315	$10,056
05/31/16	$10,084	$10,500	$10,103
06/30/16	$10,144	$10,527	$10,128
07/31/16	$10,517	$10,915	$10,545
08/31/16	$10,547	$10,931	$10,577
09/30/16	$10,607	$10,933	$10,620
10/31/16	$10,356	$10,733	$10,388
11/30/16	$10,466	$11,131	$10,495
12/31/16	$10,651	$11,351	$10,687
01/31/17	$10,887	$11,566	$10,926
02/28/17	$11,164	$12,025	$11,208
03/31/17	$11,256	$12,039	$11,300
04/30/17	$11,420	$12,163	$11,465
05/31/17	$11,614	$12,334	$11,664
06/30/17	$11,696	$12,411	$11,747
07/31/17	$11,942	$12,666	$11,994
08/31/17	$12,014	$12,705	$12,067
09/30/17	$12,229	$12,967	$12,281
10/31/17	$12,444	$13,270	$12,493
11/30/17	$12,690	$13,677	$12,732
12/31/17	$12,855	$13,829	$12,911
01/31/18	$13,379	$14,621	$13,438
02/28/18	$12,844	$14,082	$12,924
03/31/18	$12,729	$13,724	$12,776
04/30/18	$12,761	$13,777	$12,836
05/31/18	$12,907	$14,108	$12,975
06/30/18	$12,886	$14,195	$12,946
07/31/18	$13,180	$14,724	$13,236
08/31/18	$13,358	$15,203	$13,423
09/30/18	$13,326	$15,290	$13,395
10/31/18	$12,404	$14,245	$12,460
11/30/18	$12,603	$14,535	$12,657
12/31/18	$11,888	$13,223	$11,942
01/31/19	$12,758	$14,282	$12,803
02/28/19	$13,056	$14,741	$13,119
03/31/19	$13,243	$15,027	$13,298
04/30/19	$13,607	$15,636	$13,661
05/31/19	$13,012	$14,642	$13,059
06/30/19	$13,750	$15,674	$13,806
07/31/19	$13,783	$15,899	$13,862
08/31/19	$13,673	$15,648	$13,728
09/30/19	$13,849	$15,940	$13,911
10/31/19	$14,147	$16,286	$14,203
11/30/19	$14,466	$16,877	$14,527
12/31/19	$14,819	$17,386	$14,903
01/31/20	$14,784	$17,379	$14,880
02/29/20	$13,964	$15,949	$14,014
03/31/20	$12,383	$13,979	$12,449
04/30/20	$13,578	$15,771	$13,654
05/31/20	$14,140	$16,522	$14,201
06/30/20	$14,562	$16,850	$14,602
07/31/20	$15,241	$17,801	$15,306
08/31/20	$15,932	$19,080	$16,010
09/30/20	$15,557	$18,355	$15,609
10/31/20	$15,229	$17,867	$15,297
11/30/20	$16,893	$19,823	$16,980
12/31/20	$17,605	$20,585	$17,699
01/31/21	$17,519	$20,377	$17,622
02/28/21	$17,825	$20,939	$17,924
03/31/21	$18,083	$21,856	$18,184
04/30/21	$18,757	$23,022	$18,862
05/31/21	$18,990	$23,183	$19,105
06/30/21	$19,235	$23,724	$19,349
07/31/21	$19,358	$24,288	$19,467
08/31/21	$19,726	$25,026	$19,845
09/30/21	$19,002	$23,863	$19,151
10/31/21	$19,799	$25,534	$19,919
11/30/21	$19,333	$25,357	$19,477
12/31/21	$19,919	$26,494	$20,062
01/31/22	$19,025	$25,123	$19,083
02/28/22	$18,584	$24,371	$18,717
03/31/22	$18,700	$25,276	$18,851
04/30/22	$17,287	$23,071	$17,445
05/31/22	$17,352	$23,114	$17,443
06/30/22	$16,094	$21,206	$16,179
07/31/22	$17,105	$23,161	$17,179
08/31/22	$16,483	$22,217	$16,597
09/30/22	$15,017	$20,170	$15,122
10/31/22	$15,679	$21,804	$15,769
11/30/22	$16,859	$23,022	$16,895
12/31/22	$16,254	$21,696	$16,359
01/31/23	$17,417	$23,059	$17,493
02/28/23	$16,897	$22,496	$16,997
03/31/23	$17,308	$23,322	$17,391
04/30/23	$17,486	$23,686	$17,561
05/31/23	$17,226	$23,789	$17,318
06/30/23	$18,047	$25,361	$18,126
07/31/23	$18,566	$26,176	$18,662
08/31/23	$18,047	$25,759	$18,140
09/30/23	$17,280	$24,531	$17,367
10/31/23	$16,692	$24,015	$16,754
11/30/23	$18,129	$26,208	$18,226
12/31/23	$19,151	$27,399	$19,269
01/31/24	$19,080	$27,859	$19,211
02/29/24	$19,663	$29,347	$19,774
03/31/24	$20,188	$30,291	$20,318
04/30/24	$19,450	$29,054	$19,595
05/31/24	$20,203	$30,494	$20,284
06/30/24	$20,458	$31,589	$20,572
07/31/24	$20,970	$31,973	$21,096
08/31/24	$21,410	$32,749	$21,547
09/30/24	$21,879	$33,448	$22,014
10/31/24	$21,268	$33,145	$21,423
11/30/24	$22,007	$35,090	$22,142
12/31/24	$21,335	$34,254	$21,479

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSCQX	11.40%	7.56%	7.87%
S&P 500 Index	25.02%	14.53%	13.10%
State Street Target Retirement 2040 Composite Index	11.47%	7.58%	7.94%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$2,803,243,163
  Number of Portfolio Holdings8
  Portfolio Turnover Rate12%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	33.5%
State Street Global All Cap Equity ex-U.S. Index Portfolio	32.9%
State Street Aggregate Bond Index Portfolio	11.4%
State Street Small/Mid Cap Equity Index Portfolio	10.6%
SPDR Portfolio Long Term Treasury ETF	9.9%
SPDR Bloomberg High Yield Bond ETF	1.8%

Asset Allocation

Asset Type	%
Domestic Equity	44.0%
International Equity	32.9%
Domestic Fixed Income	23.1%
Short-Term Investments	0.9%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SSCQX

State Street Target Retirement 2045 Fund

Class R3: SSAOX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Target Retirement 2045 Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$59	0.56%

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Equity 500 Index II Portfolio which returned approximately 25% for the reporting period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-US Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio. On an individual security level, the only negative contributor to the Fund’s performance on an absolute basis during the reporting period was the SPDR Portfolio Long Term Treasury ETF (SPTL).

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSAOX	S&P 500 Index	State Street Target Retirement 2045 Composite Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,916	$9,700	$9,933
2/28/2015	$10,350	$10,257	$10,372
3/31/2015	$10,236	$10,095	$10,286
4/30/2015	$10,381	$10,192	$10,444
5/31/2015	$10,386	$10,323	$10,451
6/30/2015	$10,164	$10,123	$10,222
7/31/2015	$10,258	$10,335	$10,330
8/31/2015	$9,650	$9,712	$9,714
9/30/2015	$9,348	$9,471	$9,409
10/31/2015	$9,958	$10,270	$10,039
11/30/2015	$9,924	$10,301	$9,999
12/31/2015	$9,712	$10,138	$9,804
1/31/2016	$9,234	$9,635	$9,291
2/29/2016	$9,200	$9,622	$9,286
3/31/2016	$9,820	$10,275	$9,910
4/30/2016	$9,947	$10,315	$10,038
5/31/2016	$9,993	$10,500	$10,086
6/30/2016	$10,039	$10,527	$10,104
7/31/2016	$10,417	$10,915	$10,535
8/31/2016	$10,443	$10,931	$10,570
9/30/2016	$10,509	$10,933	$10,616
10/31/2016	$10,243	$10,733	$10,377
11/30/2016	$10,370	$11,131	$10,506
12/31/2016	$10,563	$11,351	$10,706
1/31/2017	$10,793	$11,566	$10,956
2/28/2017	$11,074	$12,025	$11,245
3/31/2017	$11,161	$12,039	$11,342
4/30/2017	$11,330	$12,163	$11,512
5/31/2017	$11,518	$12,334	$11,714
6/30/2017	$11,595	$12,411	$11,804
7/31/2017	$11,855	$12,666	$12,061
8/31/2017	$11,911	$12,705	$12,130
9/30/2017	$12,139	$12,967	$12,365
10/31/2017	$12,347	$13,270	$12,588
11/30/2017	$12,596	$13,677	$12,842
12/31/2017	$12,766	$13,829	$13,027
1/31/2018	$13,321	$14,621	$13,595
2/28/2018	$12,766	$14,082	$13,055
3/31/2018	$12,647	$13,724	$12,897
4/30/2018	$12,672	$13,777	$12,967
5/31/2018	$12,833	$14,108	$13,113
6/30/2018	$12,797	$14,195	$13,083
7/31/2018	$13,091	$14,724	$13,391
8/31/2018	$13,272	$15,203	$13,587
9/30/2018	$13,246	$15,290	$13,558
10/31/2018	$12,268	$14,245	$12,557
11/30/2018	$12,460	$14,535	$12,763
12/31/2018	$11,693	$13,223	$11,976
1/31/2019	$12,589	$14,282	$12,891
2/28/2019	$12,899	$14,741	$13,231
3/31/2019	$13,067	$15,027	$13,399
4/30/2019	$13,441	$15,636	$13,787
5/31/2019	$12,796	$14,642	$13,125
6/30/2019	$13,549	$15,674	$13,911
7/31/2019	$13,576	$15,899	$13,969
8/31/2019	$13,418	$15,648	$13,792
9/30/2019	$13,608	$15,940	$13,992
10/31/2019	$13,894	$16,286	$14,302
11/30/2019	$14,234	$16,877	$14,650
12/31/2019	$14,601	$17,386	$15,052
1/31/2020	$14,526	$17,379	$15,004
2/29/2020	$13,648	$15,949	$14,055
3/31/2020	$11,968	$13,979	$12,358
4/30/2020	$13,178	$15,771	$13,617
5/31/2020	$13,769	$16,522	$14,200
6/30/2020	$14,187	$16,850	$14,622
7/31/2020	$14,867	$17,801	$15,355
8/31/2020	$15,582	$19,080	$16,113
9/30/2020	$15,187	$18,355	$15,691
10/31/2020	$14,871	$17,867	$15,372
11/30/2020	$16,579	$19,823	$17,174
12/31/2020	$17,329	$20,585	$17,952
1/31/2021	$17,250	$20,377	$17,888
2/28/2021	$17,576	$20,939	$18,239
3/31/2021	$17,853	$21,856	$18,524
4/30/2021	$18,534	$23,022	$19,243
5/31/2021	$18,752	$23,183	$19,499
6/30/2021	$19,005	$23,724	$19,754
7/31/2021	$19,092	$24,288	$19,857
8/31/2021	$19,475	$25,026	$20,265
9/30/2021	$18,732	$23,863	$19,529
10/31/2021	$19,541	$25,534	$20,356
11/30/2021	$19,036	$25,357	$19,858
12/31/2021	$19,628	$26,494	$20,486
1/31/2022	$18,687	$25,123	$19,440
2/28/2022	$18,258	$24,371	$19,065
3/31/2022	$18,395	$25,276	$19,239
4/30/2022	$16,954	$23,071	$17,760
5/31/2022	$16,991	$23,114	$17,747
6/30/2022	$15,700	$21,206	$16,394
7/31/2022	$16,718	$23,161	$17,448
8/31/2022	$16,097	$22,217	$16,857
9/30/2022	$14,619	$20,170	$15,314
10/31/2022	$15,315	$21,804	$16,025
11/30/2022	$16,482	$23,022	$17,196
12/31/2022	$15,867	$21,696	$16,623
1/31/2023	$17,028	$23,059	$17,823
2/28/2023	$16,519	$22,496	$17,318
3/31/2023	$16,897	$23,322	$17,700
4/30/2023	$17,054	$23,686	$17,868
5/31/2023	$16,793	$23,789	$17,619
6/30/2023	$17,641	$25,361	$18,501
7/31/2023	$18,188	$26,176	$19,093
8/31/2023	$17,641	$25,759	$18,528
9/30/2023	$16,858	$24,531	$17,721
10/31/2023	$16,259	$24,015	$17,067
11/30/2023	$17,706	$26,208	$18,614
12/31/2023	$18,716	$27,399	$19,711
1/31/2024	$18,635	$27,859	$19,644
2/29/2024	$19,254	$29,347	$20,278
3/31/2024	$19,778	$30,291	$20,861
4/30/2024	$19,025	$29,054	$20,098
5/31/2024	$19,778	$30,494	$20,826
6/30/2024	$20,020	$31,589	$21,119
7/31/2024	$20,531	$31,973	$21,673
8/31/2024	$20,961	$32,749	$22,140
9/30/2024	$21,405	$33,448	$22,630
10/31/2024	$20,800	$33,145	$22,021
11/30/2024	$21,566	$35,090	$22,814
12/31/2024	$20,855	$34,254	$22,094

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSAOX	11.43%	7.39%	7.63%
S&P 500 Index	25.02%	14.53%	13.10%
State Street Target Retirement 2045 Composite Index	12.09%	7.98%	8.25%

(1) Performance shown for the periods prior to the inception of Class R3 shares on February 25, 2022 reflects the historical performance of the fund's Class K shares adjusted to reflect the higher expenses of Class R3 shares, including applicable 12b-1 fees.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$2,564,285,059
  Number of Portfolio Holdings6
  Portfolio Turnover Rate13%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Holdings

Holdings	%
State Street Global All Cap Equity ex-U.S. Index Portfolio	35.4%
State Street Equity 500 Index II Portfolio	34.9%
State Street Small/Mid Cap Equity Index Portfolio	12.6%
SPDR Portfolio Long Term Treasury ETF	9.9%
State Street Aggregate Bond Index Portfolio	7.1%

Asset Allocation

Asset Type	%
Domestic Equity	47.5%
International Equity	35.4%
Domestic Fixed Income	17.1%
Short-Term Investments	0.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SSAOX

State Street Target Retirement 2045 Fund

Class I: SSDDX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Target Retirement 2045 Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$22	0.21%

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Equity 500 Index II Portfolio which returned approximately 25% for the reporting period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-US Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio. On an individual security level, the only negative contributor to the Fund’s performance on an absolute basis during the reporting period was the SPDR Portfolio Long Term Treasury ETF (SPTL).

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSDDX	S&P 500 Index	State Street Target Retirement 2045 Composite Index
12/31/14	$10,000	$10,000	$10,000
01/31/15	$9,920	$9,700	$9,933
02/28/15	$10,358	$10,257	$10,372
03/31/15	$10,249	$10,095	$10,286
04/30/15	$10,398	$10,192	$10,444
05/31/15	$10,417	$10,323	$10,451
06/30/15	$10,199	$10,123	$10,222
07/31/15	$10,298	$10,335	$10,330
08/31/15	$9,682	$9,712	$9,714
09/30/15	$9,394	$9,471	$9,409
10/31/15	$10,000	$10,270	$10,039
11/30/15	$9,980	$10,301	$9,999
12/31/15	$9,760	$10,138	$9,804
01/31/16	$9,295	$9,635	$9,291
02/29/16	$9,264	$9,622	$9,286
03/31/16	$9,882	$10,275	$9,910
04/30/16	$10,024	$10,315	$10,038
05/31/16	$10,064	$10,500	$10,086
06/30/16	$10,115	$10,527	$10,104
07/31/16	$10,510	$10,915	$10,535
08/31/16	$10,540	$10,931	$10,570
09/30/16	$10,601	$10,933	$10,616
10/31/16	$10,348	$10,733	$10,377
11/30/16	$10,469	$11,131	$10,506
12/31/16	$10,669	$11,351	$10,706
01/31/17	$10,916	$11,566	$10,956
02/28/17	$11,194	$12,025	$11,245
03/31/17	$11,297	$12,039	$11,342
04/30/17	$11,462	$12,163	$11,512
05/31/17	$11,658	$12,334	$11,714
06/30/17	$11,751	$12,411	$11,804
07/31/17	$12,008	$12,666	$12,061
08/31/17	$12,070	$12,705	$12,130
09/30/17	$12,307	$12,967	$12,365
10/31/17	$12,523	$13,270	$12,588
11/30/17	$12,780	$13,677	$12,842
12/31/17	$12,958	$13,829	$13,027
01/31/18	$13,528	$14,621	$13,595
02/28/18	$12,969	$14,082	$13,055
03/31/18	$12,863	$13,724	$12,897
04/30/18	$12,895	$13,777	$12,967
05/31/18	$13,053	$14,108	$13,113
06/30/18	$13,022	$14,195	$13,083
07/31/18	$13,327	$14,724	$13,391
08/31/18	$13,517	$15,203	$13,587
09/30/18	$13,496	$15,290	$13,558
10/31/18	$12,505	$14,245	$12,557
11/30/18	$12,705	$14,535	$12,763
12/31/18	$11,927	$13,223	$11,976
01/31/19	$12,846	$14,282	$12,891
02/28/19	$13,167	$14,741	$13,231
03/31/19	$13,344	$15,027	$13,399
04/30/19	$13,732	$15,636	$13,787
05/31/19	$13,078	$14,642	$13,125
06/30/19	$13,853	$15,674	$13,911
07/31/19	$13,887	$15,899	$13,969
08/31/19	$13,732	$15,648	$13,792
09/30/19	$13,931	$15,940	$13,992
10/31/19	$14,230	$16,286	$14,302
11/30/19	$14,573	$16,877	$14,650
12/31/19	$14,962	$17,386	$15,052
01/31/20	$14,891	$17,379	$15,004
02/29/20	$13,997	$15,949	$14,055
03/31/20	$12,280	$13,979	$12,358
04/30/20	$13,527	$15,771	$13,617
05/31/20	$14,138	$16,522	$14,200
06/30/20	$14,573	$16,850	$14,622
07/31/20	$15,279	$17,801	$15,355
08/31/20	$16,020	$19,080	$16,113
09/30/20	$15,632	$18,355	$15,691
10/31/20	$15,303	$17,867	$15,372
11/30/20	$17,079	$19,823	$17,174
12/31/20	$17,843	$20,585	$17,952
01/31/21	$17,770	$20,377	$17,888
02/28/21	$18,112	$20,939	$18,239
03/31/21	$18,394	$21,856	$18,524
04/30/21	$19,091	$23,022	$19,243
05/31/21	$19,336	$23,183	$19,499
06/30/21	$19,605	$23,724	$19,754
07/31/21	$19,703	$24,288	$19,857
08/31/21	$19,997	$25,026	$20,265
09/30/21	$19,238	$23,863	$19,529
10/31/21	$20,082	$25,534	$20,356
11/30/21	$19,568	$25,357	$19,858
12/31/21	$20,177	$26,494	$20,486
01/31/22	$19,214	$25,123	$19,440
02/28/22	$18,778	$24,371	$19,065
03/31/22	$18,919	$25,276	$19,239
04/30/22	$17,443	$23,071	$17,760
05/31/22	$17,494	$23,114	$17,747
06/30/22	$16,172	$21,206	$16,394
07/31/22	$17,212	$23,161	$17,448
08/31/22	$16,583	$22,217	$16,857
09/30/22	$15,069	$20,170	$15,314
10/31/22	$15,787	$21,804	$16,025
11/30/22	$17,007	$23,022	$17,196
12/31/22	$16,358	$21,696	$16,623
01/31/23	$17,576	$23,059	$17,823
02/28/23	$17,048	$22,496	$17,318
03/31/23	$17,441	$23,322	$17,700
04/30/23	$17,617	$23,686	$17,868
05/31/23	$17,346	$23,789	$17,619
06/30/23	$18,239	$25,361	$18,501
07/31/23	$18,794	$26,176	$19,093
08/31/23	$18,239	$25,759	$18,528
09/30/23	$17,441	$24,531	$17,721
10/31/23	$16,832	$24,015	$17,067
11/30/23	$18,320	$26,208	$18,614
12/31/23	$19,377	$27,399	$19,711
01/31/24	$19,293	$27,859	$19,644
02/29/24	$19,938	$29,347	$20,278
03/31/24	$20,498	$30,291	$20,861
04/30/24	$19,728	$29,054	$20,098
05/31/24	$20,498	$30,494	$20,826
06/30/24	$20,750	$31,589	$21,119
07/31/24	$21,297	$31,973	$21,673
08/31/24	$21,745	$32,749	$22,140
09/30/24	$22,221	$33,448	$22,630
10/31/24	$21,591	$33,145	$22,021
11/30/24	$22,404	$35,090	$22,814
12/31/24	$21,671	$34,254	$22,094

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSDDX	11.84%	7.69%	8.04%
S&P 500 Index	25.02%	14.53%	13.10%
State Street Target Retirement 2045 Composite Index	12.09%	7.98%	8.25%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$2,564,285,059
  Number of Portfolio Holdings6
  Portfolio Turnover Rate13%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Holdings

Holdings	%
State Street Global All Cap Equity ex-U.S. Index Portfolio	35.4%
State Street Equity 500 Index II Portfolio	34.9%
State Street Small/Mid Cap Equity Index Portfolio	12.6%
SPDR Portfolio Long Term Treasury ETF	9.9%
State Street Aggregate Bond Index Portfolio	7.1%

Asset Allocation

Asset Type	%
Domestic Equity	47.5%
International Equity	35.4%
Domestic Fixed Income	17.1%
Short-Term Investments	0.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SSDDX

State Street Target Retirement 2045 Fund

Class K: SSDEX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Target Retirement 2045 Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$6	0.06%

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Equity 500 Index II Portfolio which returned approximately 25% for the reporting period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-US Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio. On an individual security level, the only negative contributor to the Fund’s performance on an absolute basis during the reporting period was the SPDR Portfolio Long Term Treasury ETF (SPTL).

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSDEX	S&P 500 Index	State Street Target Retirement 2045 Composite Index
12/31/14	$10,000	$10,000	$10,000
01/31/15	$9,920	$9,700	$9,933
02/28/15	$10,358	$10,257	$10,372
03/31/15	$10,249	$10,095	$10,286
04/30/15	$10,398	$10,192	$10,444
05/31/15	$10,408	$10,323	$10,451
06/30/15	$10,189	$10,123	$10,222
07/31/15	$10,288	$10,335	$10,330
08/31/15	$9,682	$9,712	$9,714
09/30/15	$9,384	$9,471	$9,409
10/31/15	$10,000	$10,270	$10,039
11/30/15	$9,970	$10,301	$9,999
12/31/15	$9,760	$10,138	$9,804
01/31/16	$9,285	$9,635	$9,291
02/29/16	$9,254	$9,622	$9,286
03/31/16	$9,882	$10,275	$9,910
04/30/16	$10,014	$10,315	$10,038
05/31/16	$10,064	$10,500	$10,086
06/30/16	$10,115	$10,527	$10,104
07/31/16	$10,500	$10,915	$10,535
08/31/16	$10,530	$10,931	$10,570
09/30/16	$10,601	$10,933	$10,616
10/31/16	$10,338	$10,733	$10,377
11/30/16	$10,469	$11,131	$10,506
12/31/16	$10,669	$11,351	$10,706
01/31/17	$10,906	$11,566	$10,956
02/28/17	$11,194	$12,025	$11,245
03/31/17	$11,287	$12,039	$11,342
04/30/17	$11,462	$12,163	$11,512
05/31/17	$11,658	$12,334	$11,714
06/30/17	$11,740	$12,411	$11,804
07/31/17	$12,008	$12,666	$12,061
08/31/17	$12,070	$12,705	$12,130
09/30/17	$12,307	$12,967	$12,365
10/31/17	$12,523	$13,270	$12,588
11/30/17	$12,780	$13,677	$12,842
12/31/17	$12,958	$13,829	$13,027
01/31/18	$13,528	$14,621	$13,595
02/28/18	$12,969	$14,082	$13,055
03/31/18	$12,853	$13,724	$12,897
04/30/18	$12,884	$13,777	$12,967
05/31/18	$13,053	$14,108	$13,113
06/30/18	$13,022	$14,195	$13,083
07/31/18	$13,327	$14,724	$13,391
08/31/18	$13,517	$15,203	$13,587
09/30/18	$13,496	$15,290	$13,558
10/31/18	$12,505	$14,245	$12,557
11/30/18	$12,705	$14,535	$12,763
12/31/18	$11,929	$13,223	$11,976
01/31/19	$12,848	$14,282	$12,891
02/28/19	$13,169	$14,741	$13,231
03/31/19	$13,347	$15,027	$13,399
04/30/19	$13,734	$15,636	$13,787
05/31/19	$13,081	$14,642	$13,125
06/30/19	$13,856	$15,674	$13,911
07/31/19	$13,889	$15,899	$13,969
08/31/19	$13,734	$15,648	$13,792
09/30/19	$13,934	$15,940	$13,992
10/31/19	$14,233	$16,286	$14,302
11/30/19	$14,587	$16,877	$14,650
12/31/19	$14,969	$17,386	$15,052
01/31/20	$14,899	$17,379	$15,004
02/29/20	$14,004	$15,949	$14,055
03/31/20	$12,286	$13,979	$12,358
04/30/20	$13,533	$15,771	$13,617
05/31/20	$14,145	$16,522	$14,200
06/30/20	$14,581	$16,850	$14,622
07/31/20	$15,287	$17,801	$15,355
08/31/20	$16,028	$19,080	$16,113
09/30/20	$15,628	$18,355	$15,691
10/31/20	$15,310	$17,867	$15,372
11/30/20	$17,076	$19,823	$17,174
12/31/20	$17,855	$20,585	$17,952
01/31/21	$17,782	$20,377	$17,888
02/28/21	$18,124	$20,939	$18,239
03/31/21	$18,418	$21,856	$18,524
04/30/21	$19,129	$23,022	$19,243
05/31/21	$19,361	$23,183	$19,499
06/30/21	$19,631	$23,724	$19,754
07/31/21	$19,729	$24,288	$19,857
08/31/21	$20,133	$25,026	$20,265
09/30/21	$19,374	$23,863	$19,529
10/31/21	$20,219	$25,534	$20,356
11/30/21	$19,704	$25,357	$19,858
12/31/21	$20,325	$26,494	$20,486
01/31/22	$19,360	$25,123	$19,440
02/28/22	$18,922	$24,371	$19,065
03/31/22	$19,076	$25,276	$19,239
04/30/22	$17,583	$23,071	$17,760
05/31/22	$17,635	$23,114	$17,747
06/30/22	$16,296	$21,206	$16,394
07/31/22	$17,364	$23,161	$17,448
08/31/22	$16,734	$22,217	$16,857
09/30/22	$15,202	$20,170	$15,314
10/31/22	$15,936	$21,804	$16,025
11/30/22	$17,146	$23,022	$17,196
12/31/22	$16,515	$21,696	$16,623
01/31/23	$17,737	$23,059	$17,823
02/28/23	$17,207	$22,496	$17,318
03/31/23	$17,601	$23,322	$17,700
04/30/23	$17,778	$23,686	$17,868
05/31/23	$17,520	$23,789	$17,619
06/30/23	$18,402	$25,361	$18,501
07/31/23	$18,986	$26,176	$19,093
08/31/23	$18,416	$25,759	$18,528
09/30/23	$17,615	$24,531	$17,721
10/31/23	$16,990	$24,015	$17,067
11/30/23	$18,511	$26,208	$18,614
12/31/23	$19,579	$27,399	$19,711
01/31/24	$19,495	$27,859	$19,644
02/29/24	$20,156	$29,347	$20,278
03/31/24	$20,719	$30,291	$20,861
04/30/24	$19,931	$29,054	$20,098
05/31/24	$20,733	$30,494	$20,826
06/30/24	$20,987	$31,589	$21,119
07/31/24	$21,536	$31,973	$21,673
08/31/24	$21,986	$32,749	$22,140
09/30/24	$22,465	$33,448	$22,630
10/31/24	$21,845	$33,145	$22,021
11/30/24	$22,662	$35,090	$22,814
12/31/24	$21,929	$34,254	$22,094

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSDEX	12.00%	7.94%	8.17%
S&P 500 Index	25.02%	14.53%	13.10%
State Street Target Retirement 2045 Composite Index	12.09%	7.98%	8.25%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$2,564,285,059
  Number of Portfolio Holdings6
  Portfolio Turnover Rate13%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Holdings

Holdings	%
State Street Global All Cap Equity ex-U.S. Index Portfolio	35.4%
State Street Equity 500 Index II Portfolio	34.9%
State Street Small/Mid Cap Equity Index Portfolio	12.6%
SPDR Portfolio Long Term Treasury ETF	9.9%
State Street Aggregate Bond Index Portfolio	7.1%

Asset Allocation

Asset Type	%
Domestic Equity	47.5%
International Equity	35.4%
Domestic Fixed Income	17.1%
Short-Term Investments	0.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SSDEX

State Street Target Retirement 2050 Fund

Class R3: SSAUX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Target Retirement 2050 Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$59	0.56%

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Equity 500 Index II Portfolio which returned approximately 25% for the reporting period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-US Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio. On an individual security level, the only negative contributor to the Fund’s performance on an absolute basis during the reporting period was the SPDR Portfolio Long Term Treasury ETF (SPTL).

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSAUX	S&P 500 Index	State Street Target Retirement 2050 Composite Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,916	$9,700	$9,933
2/28/2015	$10,330	$10,257	$10,372
3/31/2015	$10,216	$10,095	$10,286
4/30/2015	$10,351	$10,192	$10,444
5/31/2015	$10,366	$10,323	$10,451
6/30/2015	$10,144	$10,123	$10,222
7/31/2015	$10,239	$10,335	$10,330
8/31/2015	$9,620	$9,712	$9,714
9/30/2015	$9,329	$9,471	$9,409
10/31/2015	$9,938	$10,270	$10,039
11/30/2015	$9,905	$10,301	$9,999
12/31/2015	$9,680	$10,138	$9,804
1/31/2016	$9,213	$9,635	$9,291
2/29/2016	$9,179	$9,622	$9,286
3/31/2016	$9,789	$10,275	$9,910
4/30/2016	$9,916	$10,315	$10,038
5/31/2016	$9,962	$10,500	$10,086
6/30/2016	$10,008	$10,527	$10,104
7/31/2016	$10,386	$10,915	$10,535
8/31/2016	$10,411	$10,931	$10,570
9/30/2016	$10,477	$10,933	$10,616
10/31/2016	$10,212	$10,733	$10,377
11/30/2016	$10,338	$11,131	$10,506
12/31/2016	$10,533	$11,351	$10,706
1/31/2017	$10,763	$11,566	$10,956
2/28/2017	$11,044	$12,025	$11,245
3/31/2017	$11,131	$12,039	$11,342
4/30/2017	$11,289	$12,163	$11,512
5/31/2017	$11,488	$12,334	$11,714
6/30/2017	$11,565	$12,411	$11,804
7/31/2017	$11,814	$12,666	$12,061
8/31/2017	$11,880	$12,705	$12,130
9/30/2017	$12,099	$12,967	$12,365
10/31/2017	$12,317	$13,270	$12,588
11/30/2017	$12,566	$13,677	$12,842
12/31/2017	$12,726	$13,829	$13,027
1/31/2018	$13,281	$14,621	$13,595
2/28/2018	$12,715	$14,082	$13,055
3/31/2018	$12,606	$13,724	$12,897
4/30/2018	$12,632	$13,777	$12,968
5/31/2018	$12,782	$14,108	$13,114
6/30/2018	$12,756	$14,195	$13,084
7/31/2018	$13,051	$14,724	$13,393
8/31/2018	$13,232	$15,203	$13,590
9/30/2018	$13,206	$15,290	$13,561
10/31/2018	$12,217	$14,245	$12,552
11/30/2018	$12,419	$14,535	$12,758
12/31/2018	$11,633	$13,223	$11,962
1/31/2019	$12,541	$14,282	$12,886
2/28/2019	$12,851	$14,741	$13,230
3/31/2019	$13,020	$15,027	$13,396
4/30/2019	$13,394	$15,636	$13,790
5/31/2019	$12,737	$14,642	$13,114
6/30/2019	$13,491	$15,674	$13,908
7/31/2019	$13,529	$15,899	$13,967
8/31/2019	$13,361	$15,648	$13,776
9/30/2019	$13,550	$15,940	$13,981
10/31/2019	$13,848	$16,286	$14,296
11/30/2019	$14,189	$16,877	$14,651
12/31/2019	$14,563	$17,386	$15,061
1/31/2020	$14,476	$17,379	$15,004
2/29/2020	$13,581	$15,949	$14,025
3/31/2020	$11,855	$13,979	$12,280
4/30/2020	$13,085	$15,771	$13,560
5/31/2020	$13,679	$16,522	$14,158
6/30/2020	$14,112	$16,850	$14,588
7/31/2020	$14,809	$17,801	$15,333
8/31/2020	$15,540	$19,080	$16,117
9/30/2020	$15,142	$18,355	$15,685
10/31/2020	$14,813	$17,867	$15,363
11/30/2020	$16,591	$19,823	$17,228
12/31/2020	$17,354	$20,585	$18,036
1/31/2021	$17,287	$20,377	$17,982
2/28/2021	$17,651	$20,939	$18,362
3/31/2021	$17,931	$21,856	$18,660
4/30/2021	$18,629	$23,022	$19,403
5/31/2021	$18,860	$23,183	$19,666
6/30/2021	$19,115	$23,724	$19,928
7/31/2021	$19,191	$24,288	$20,016
8/31/2021	$19,589	$25,026	$20,444
9/30/2021	$18,817	$23,863	$19,682
10/31/2021	$19,668	$25,534	$20,548
11/30/2021	$19,123	$25,357	$20,009
12/31/2021	$19,749	$26,494	$20,663
1/31/2022	$18,764	$25,123	$19,569
2/28/2022	$18,323	$24,371	$19,191
3/31/2022	$18,486	$25,276	$19,395
4/30/2022	$17,009	$23,071	$17,865
5/31/2022	$17,047	$23,114	$17,842
6/30/2022	$15,695	$21,206	$16,424
7/31/2022	$16,746	$23,161	$17,517
8/31/2022	$16,120	$22,217	$16,925
9/30/2022	$14,606	$20,170	$15,335
10/31/2022	$15,344	$21,804	$16,101
11/30/2022	$16,546	$23,022	$17,300
12/31/2022	$15,887	$21,696	$16,697
1/31/2023	$17,110	$23,059	$17,954
2/28/2023	$16,597	$22,496	$17,447
3/31/2023	$16,952	$23,322	$17,807
4/30/2023	$17,110	$23,686	$17,970
5/31/2023	$16,847	$23,789	$17,718
6/30/2023	$17,754	$25,361	$18,665
7/31/2023	$18,333	$26,176	$19,308
8/31/2023	$17,754	$25,759	$18,706
9/30/2023	$16,965	$24,531	$17,876
10/31/2023	$16,334	$24,015	$17,186
11/30/2023	$17,820	$26,208	$18,790
12/31/2023	$18,881	$27,399	$19,932
1/31/2024	$18,773	$27,859	$19,853
2/29/2024	$19,462	$29,347	$20,553
3/31/2024	$20,016	$30,291	$21,166
4/30/2024	$19,246	$29,054	$20,375
5/31/2024	$20,016	$30,494	$21,131
6/30/2024	$20,245	$31,589	$21,421
7/31/2024	$20,786	$31,973	$22,001
8/31/2024	$21,218	$32,749	$22,477
9/30/2024	$21,677	$33,448	$22,983
10/31/2024	$21,069	$33,145	$22,371
11/30/2024	$21,907	$35,090	$23,230
12/31/2024	$21,143	$34,254	$22,462

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSAUX	11.98%	7.74%	7.77%
S&P 500 Index	25.02%	14.53%	13.10%
State Street Target Retirement 2050 Composite Index	12.69%	8.32%	8.43%

(1) Performance shown for the periods prior to the inception of Class R3 shares on February 11, 2022 reflects the historical performance of the fund's Class K shares adjusted to reflect the higher expenses of Class R3 shares, including applicable 12b-1 fees.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$2,181,707,150
  Number of Portfolio Holdings6
  Portfolio Turnover Rate13%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Holdings

Holdings	%
State Street Global All Cap Equity ex-U.S. Index Portfolio	37.6%
State Street Equity 500 Index II Portfolio	35.5%
State Street Small/Mid Cap Equity Index Portfolio	14.9%
SPDR Portfolio Long Term Treasury ETF	9.9%
State Street Aggregate Bond Index Portfolio	2.0%

Asset Allocation

Asset Type	%
Domestic Equity	50.4%
International Equity	37.5%
Domestic Fixed Income	12.0%
Short-Term Investments	0.3%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SSAUX

State Street Target Retirement 2050 Fund

Class I: SSDJX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Target Retirement 2050 Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$23	0.22%

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Equity 500 Index II Portfolio which returned approximately 25% for the reporting period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-US Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio. On an individual security level, the only negative contributor to the Fund’s performance on an absolute basis during the reporting period was the SPDR Portfolio Long Term Treasury ETF (SPTL).

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSDJX	S&P 500 Index	State Street Target Retirement 2050 Composite Index
12/31/14	$10,000	$10,000	$10,000
01/31/15	$9,920	$9,700	$9,933
02/28/15	$10,338	$10,257	$10,372
03/31/15	$10,229	$10,095	$10,286
04/30/15	$10,378	$10,192	$10,444
05/31/15	$10,398	$10,323	$10,451
06/30/15	$10,169	$10,123	$10,222
07/31/15	$10,278	$10,335	$10,330
08/31/15	$9,662	$9,712	$9,714
09/30/15	$9,364	$9,471	$9,409
10/31/15	$9,980	$10,270	$10,039
11/30/15	$9,950	$10,301	$9,999
12/31/15	$9,739	$10,138	$9,804
01/31/16	$9,263	$9,635	$9,291
02/29/16	$9,233	$9,622	$9,286
03/31/16	$9,850	$10,275	$9,910
04/30/16	$9,992	$10,315	$10,038
05/31/16	$10,033	$10,500	$10,086
06/30/16	$10,083	$10,527	$10,104
07/31/16	$10,478	$10,915	$10,535
08/31/16	$10,508	$10,931	$10,570
09/30/16	$10,579	$10,933	$10,616
10/31/16	$10,316	$10,733	$10,377
11/30/16	$10,448	$11,131	$10,506
12/31/16	$10,649	$11,351	$10,706
01/31/17	$10,875	$11,566	$10,956
02/28/17	$11,164	$12,025	$11,245
03/31/17	$11,256	$12,039	$11,342
04/30/17	$11,421	$12,163	$11,512
05/31/17	$11,627	$12,334	$11,714
06/30/17	$11,710	$12,411	$11,804
07/31/17	$11,967	$12,666	$12,061
08/31/17	$12,029	$12,705	$12,130
09/30/17	$12,266	$12,967	$12,365
10/31/17	$12,492	$13,270	$12,588
11/30/17	$12,750	$13,677	$12,842
12/31/17	$12,917	$13,829	$13,027
01/31/18	$13,487	$14,621	$13,595
02/28/18	$12,928	$14,082	$13,055
03/31/18	$12,812	$13,724	$12,897
04/30/18	$12,843	$13,777	$12,968
05/31/18	$13,002	$14,108	$13,114
06/30/18	$12,981	$14,195	$13,084
07/31/18	$13,287	$14,724	$13,393
08/31/18	$13,477	$15,203	$13,590
09/30/18	$13,455	$15,290	$13,561
10/31/18	$12,453	$14,245	$12,552
11/30/18	$12,653	$14,535	$12,758
12/31/18	$11,866	$13,223	$11,962
01/31/19	$12,786	$14,282	$12,886
02/28/19	$13,119	$14,741	$13,230
03/31/19	$13,285	$15,027	$13,396
04/30/19	$13,673	$15,636	$13,790
05/31/19	$13,019	$14,642	$13,114
06/30/19	$13,795	$15,674	$13,908
07/31/19	$13,828	$15,899	$13,967
08/31/19	$13,662	$15,648	$13,776
09/30/19	$13,862	$15,940	$13,981
10/31/19	$14,172	$16,286	$14,296
11/30/19	$14,527	$16,877	$14,651
12/31/19	$14,922	$17,386	$15,061
01/31/20	$14,839	$17,379	$15,004
02/29/20	$13,927	$15,949	$14,025
03/31/20	$12,163	$13,979	$12,280
04/30/20	$13,430	$15,771	$13,560
05/31/20	$14,046	$16,522	$14,158
06/30/20	$14,484	$16,850	$14,588
07/31/20	$15,207	$17,801	$15,333
08/31/20	$15,976	$19,080	$16,117
09/30/20	$15,562	$18,355	$15,685
10/31/20	$15,242	$17,867	$15,363
11/30/20	$17,066	$19,823	$17,228
12/31/20	$17,857	$20,585	$18,036
01/31/21	$17,795	$20,377	$17,982
02/28/21	$18,165	$20,939	$18,362
03/31/21	$18,473	$21,856	$18,660
04/30/21	$19,189	$23,022	$19,403
05/31/21	$19,435	$23,183	$19,666
06/30/21	$19,707	$23,724	$19,928
07/31/21	$19,793	$24,288	$20,016
08/31/21	$20,052	$25,026	$20,444
09/30/21	$19,263	$23,863	$19,682
10/31/21	$20,126	$25,534	$20,548
11/30/21	$19,583	$25,357	$20,009
12/31/21	$20,200	$26,494	$20,663
01/31/22	$19,204	$25,123	$19,569
02/28/22	$18,764	$24,371	$19,191
03/31/22	$18,933	$25,276	$19,395
04/30/22	$17,419	$23,071	$17,865
05/31/22	$17,458	$23,114	$17,842
06/30/22	$16,087	$21,206	$16,424
07/31/22	$17,161	$23,161	$17,517
08/31/22	$16,540	$22,217	$16,925
09/30/22	$14,988	$20,170	$15,335
10/31/22	$15,751	$21,804	$16,101
11/30/22	$16,980	$23,022	$17,300
12/31/22	$16,323	$21,696	$16,697
01/31/23	$17,579	$23,059	$17,954
02/28/23	$17,047	$22,496	$17,447
03/31/23	$17,415	$23,322	$17,807
04/30/23	$17,579	$23,686	$17,970
05/31/23	$17,320	$23,789	$17,718
06/30/23	$18,261	$25,361	$18,665
07/31/23	$18,875	$26,176	$19,308
08/31/23	$18,275	$25,759	$18,706
09/30/23	$17,470	$24,531	$17,876
10/31/23	$16,815	$24,015	$17,186
11/30/23	$18,357	$26,208	$18,790
12/31/23	$19,450	$27,399	$19,932
01/31/24	$19,352	$27,859	$19,853
02/29/24	$20,056	$29,347	$20,553
03/31/24	$20,633	$30,291	$21,166
04/30/24	$19,845	$29,054	$20,375
05/31/24	$20,647	$30,494	$21,131
06/30/24	$20,900	$31,589	$21,421
07/31/24	$21,449	$31,973	$22,001
08/31/24	$21,913	$32,749	$22,477
09/30/24	$22,392	$33,448	$22,983
10/31/24	$21,773	$33,145	$22,371
11/30/24	$22,631	$35,090	$23,230
12/31/24	$21,859	$34,254	$22,462

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSDJX	12.38%	7.93%	8.13%
S&P 500 Index	25.02%	14.53%	13.10%
State Street Target Retirement 2050 Composite Index	12.69%	8.32%	8.43%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$2,181,707,150
  Number of Portfolio Holdings6
  Portfolio Turnover Rate13%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Holdings

Holdings	%
State Street Global All Cap Equity ex-U.S. Index Portfolio	37.6%
State Street Equity 500 Index II Portfolio	35.5%
State Street Small/Mid Cap Equity Index Portfolio	14.9%
SPDR Portfolio Long Term Treasury ETF	9.9%
State Street Aggregate Bond Index Portfolio	2.0%

Asset Allocation

Asset Type	%
Domestic Equity	50.4%
International Equity	37.5%
Domestic Fixed Income	12.0%
Short-Term Investments	0.3%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SSDJX

State Street Target Retirement 2050 Fund

Class K: SSDLX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Target Retirement 2050 Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$6	0.06%

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Equity 500 Index II Portfolio which returned approximately 25% for the reporting period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-US Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio. On an individual security level, the only negative contributor to the Fund’s performance on an absolute basis during the reporting period was the SPDR Portfolio Long Term Treasury ETF (SPTL).

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSDLX	S&P 500 Index	State Street Target Retirement 2050 Composite Index
12/31/14	$10,000	$10,000	$10,000
01/31/15	$9,920	$9,700	$9,933
02/28/15	$10,338	$10,257	$10,372
03/31/15	$10,229	$10,095	$10,286
04/30/15	$10,368	$10,192	$10,444
05/31/15	$10,388	$10,323	$10,451
06/30/15	$10,169	$10,123	$10,222
07/31/15	$10,268	$10,335	$10,330
08/31/15	$9,652	$9,712	$9,714
09/30/15	$9,364	$9,471	$9,409
10/31/15	$9,980	$10,270	$10,039
11/30/15	$9,950	$10,301	$9,999
12/31/15	$9,729	$10,138	$9,804
01/31/16	$9,263	$9,635	$9,291
02/29/16	$9,233	$9,622	$9,286
03/31/16	$9,850	$10,275	$9,910
04/30/16	$9,982	$10,315	$10,038
05/31/16	$10,033	$10,500	$10,086
06/30/16	$10,083	$10,527	$10,104
07/31/16	$10,468	$10,915	$10,535
08/31/16	$10,498	$10,931	$10,570
09/30/16	$10,569	$10,933	$10,616
10/31/16	$10,306	$10,733	$10,377
11/30/16	$10,438	$11,131	$10,506
12/31/16	$10,639	$11,351	$10,706
01/31/17	$10,875	$11,566	$10,956
02/28/17	$11,164	$12,025	$11,245
03/31/17	$11,256	$12,039	$11,342
04/30/17	$11,421	$12,163	$11,512
05/31/17	$11,627	$12,334	$11,714
06/30/17	$11,710	$12,411	$11,804
07/31/17	$11,967	$12,666	$12,061
08/31/17	$12,039	$12,705	$12,130
09/30/17	$12,266	$12,967	$12,365
10/31/17	$12,492	$13,270	$12,588
11/30/17	$12,750	$13,677	$12,842
12/31/17	$12,917	$13,829	$13,027
01/31/18	$13,487	$14,621	$13,595
02/28/18	$12,917	$14,082	$13,055
03/31/18	$12,812	$13,724	$12,897
04/30/18	$12,843	$13,777	$12,968
05/31/18	$13,002	$14,108	$13,114
06/30/18	$12,981	$14,195	$13,084
07/31/18	$13,287	$14,724	$13,393
08/31/18	$13,477	$15,203	$13,590
09/30/18	$13,455	$15,290	$13,561
10/31/18	$12,453	$14,245	$12,552
11/30/18	$12,664	$14,535	$12,758
12/31/18	$11,867	$13,223	$11,962
01/31/19	$12,799	$14,282	$12,886
02/28/19	$13,121	$14,741	$13,230
03/31/19	$13,298	$15,027	$13,396
04/30/19	$13,686	$15,636	$13,790
05/31/19	$13,021	$14,642	$13,114
06/30/19	$13,797	$15,674	$13,908
07/31/19	$13,842	$15,899	$13,967
08/31/19	$13,675	$15,648	$13,776
09/30/19	$13,875	$15,940	$13,981
10/31/19	$14,185	$16,286	$14,296
11/30/19	$14,540	$16,877	$14,651
12/31/19	$14,931	$17,386	$15,061
01/31/20	$14,848	$17,379	$15,004
02/29/20	$13,935	$15,949	$14,025
03/31/20	$12,170	$13,979	$12,280
04/30/20	$13,437	$15,771	$13,560
05/31/20	$14,054	$16,522	$14,158
06/30/20	$14,504	$16,850	$14,588
07/31/20	$15,227	$17,801	$15,333
08/31/20	$15,985	$19,080	$16,117
09/30/20	$15,582	$18,355	$15,685
10/31/20	$15,250	$17,867	$15,363
11/30/20	$17,087	$19,823	$17,228
12/31/20	$17,881	$20,585	$18,036
01/31/21	$17,820	$20,377	$17,982
02/28/21	$18,202	$20,939	$18,362
03/31/21	$18,498	$21,856	$18,660
04/30/21	$19,226	$23,022	$19,403
05/31/21	$19,473	$23,183	$19,666
06/30/21	$19,745	$23,724	$19,928
07/31/21	$19,831	$24,288	$20,016
08/31/21	$20,251	$25,026	$20,444
09/30/21	$19,461	$23,863	$19,682
10/31/21	$20,349	$25,534	$20,548
11/30/21	$19,794	$25,357	$20,009
12/31/21	$20,451	$26,494	$20,663
01/31/22	$19,439	$25,123	$19,569
02/28/22	$18,999	$24,371	$19,191
03/31/22	$19,167	$25,276	$19,395
04/30/22	$17,637	$23,071	$17,865
05/31/22	$17,689	$23,114	$17,842
06/30/22	$16,288	$21,206	$16,424
07/31/22	$17,390	$23,161	$17,517
08/31/22	$16,755	$22,217	$16,925
09/30/22	$15,186	$20,170	$15,335
10/31/22	$15,964	$21,804	$16,101
11/30/22	$17,209	$23,022	$17,300
12/31/22	$16,546	$21,696	$16,697
01/31/23	$17,819	$23,059	$17,954
02/28/23	$17,285	$22,496	$17,447
03/31/23	$17,669	$23,322	$17,807
04/30/23	$17,833	$23,686	$17,970
05/31/23	$17,559	$23,789	$17,718
06/30/23	$18,518	$25,361	$18,665
07/31/23	$19,148	$26,176	$19,308
08/31/23	$18,545	$25,759	$18,706
09/30/23	$17,723	$24,531	$17,876
10/31/23	$17,066	$24,015	$17,186
11/30/23	$18,627	$26,208	$18,790
12/31/23	$19,749	$27,399	$19,932
01/31/24	$19,650	$27,859	$19,853
02/29/24	$20,371	$29,347	$20,553
03/31/24	$20,964	$30,291	$21,166
04/30/24	$20,159	$29,054	$20,375
05/31/24	$20,979	$30,494	$21,131
06/30/24	$21,233	$31,589	$21,421
07/31/24	$21,798	$31,973	$22,001
08/31/24	$22,265	$32,749	$22,477
09/30/24	$22,760	$33,448	$22,983
10/31/24	$22,124	$33,145	$22,371
11/30/24	$23,014	$35,090	$23,230
12/31/24	$22,229	$34,254	$22,462

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSDLX	12.56%	8.28%	8.32%
S&P 500 Index	25.02%	14.53%	13.10%
State Street Target Retirement 2050 Composite Index	12.69%	8.32%	8.43%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$2,181,707,150
  Number of Portfolio Holdings6
  Portfolio Turnover Rate13%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Holdings

Holdings	%
State Street Global All Cap Equity ex-U.S. Index Portfolio	37.6%
State Street Equity 500 Index II Portfolio	35.5%
State Street Small/Mid Cap Equity Index Portfolio	14.9%
SPDR Portfolio Long Term Treasury ETF	9.9%
State Street Aggregate Bond Index Portfolio	2.0%

Asset Allocation

Asset Type	%
Domestic Equity	50.4%
International Equity	37.5%
Domestic Fixed Income	12.0%
Short-Term Investments	0.3%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SSDLX

State Street Target Retirement 2055 Fund

Class R3: SSAWX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Target Retirement 2055 Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$59	0.56%

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Equity 500 Index II Portfolio which returned approximately 25% for the reporting period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-US Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio. On an individual security level, the only negative contributor to the Fund’s performance on an absolute basis during the reporting period was the SPDR Portfolio Long Term Treasury ETF (SPTL).

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSAWX	S&P 500 Index	State Street Target Retirement 2055 Composite Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,916	$9,700	$9,933
2/28/2015	$10,330	$10,257	$10,372
3/31/2015	$10,216	$10,095	$10,286
4/30/2015	$10,351	$10,192	$10,444
5/31/2015	$10,366	$10,323	$10,451
6/30/2015	$10,144	$10,123	$10,222
7/31/2015	$10,239	$10,335	$10,330
8/31/2015	$9,620	$9,712	$9,714
9/30/2015	$9,329	$9,471	$9,409
10/31/2015	$9,929	$10,270	$10,039
11/30/2015	$9,905	$10,301	$9,999
12/31/2015	$9,676	$10,138	$9,804
1/31/2016	$9,208	$9,635	$9,291
2/29/2016	$9,174	$9,622	$9,286
3/31/2016	$9,785	$10,275	$9,910
4/30/2016	$9,912	$10,315	$10,038
5/31/2016	$9,958	$10,500	$10,086
6/30/2016	$10,005	$10,527	$10,104
7/31/2016	$10,393	$10,915	$10,535
8/31/2016	$10,419	$10,931	$10,570
9/30/2016	$10,475	$10,933	$10,616
10/31/2016	$10,219	$10,733	$10,377
11/30/2016	$10,336	$11,131	$10,506
12/31/2016	$10,527	$11,351	$10,706
1/31/2017	$10,768	$11,566	$10,956
2/28/2017	$11,050	$12,025	$11,245
3/31/2017	$11,137	$12,039	$11,342
4/30/2017	$11,295	$12,163	$11,512
5/31/2017	$11,484	$12,334	$11,714
6/30/2017	$11,571	$12,411	$11,804
7/31/2017	$11,821	$12,666	$12,061
8/31/2017	$11,877	$12,705	$12,130
9/30/2017	$12,106	$12,967	$12,365
10/31/2017	$12,314	$13,270	$12,588
11/30/2017	$12,563	$13,677	$12,842
12/31/2017	$12,730	$13,829	$13,027
1/31/2018	$13,287	$14,621	$13,595
2/28/2018	$12,741	$14,082	$13,055
3/31/2018	$12,621	$13,724	$12,897
4/30/2018	$12,657	$13,777	$12,968
5/31/2018	$12,808	$14,108	$13,114
6/30/2018	$12,782	$14,195	$13,084
7/31/2018	$13,077	$14,724	$13,393
8/31/2018	$13,258	$15,203	$13,590
9/30/2018	$13,222	$15,290	$13,561
10/31/2018	$12,242	$14,245	$12,552
11/30/2018	$12,434	$14,535	$12,758
12/31/2018	$11,661	$13,223	$11,962
1/31/2019	$12,562	$14,282	$12,886
2/28/2019	$12,874	$14,741	$13,230
3/31/2019	$13,043	$15,027	$13,396
4/30/2019	$13,419	$15,636	$13,790
5/31/2019	$12,759	$14,642	$13,114
6/30/2019	$13,516	$15,674	$13,908
7/31/2019	$13,543	$15,899	$13,967
8/31/2019	$13,385	$15,648	$13,776
9/30/2019	$13,576	$15,940	$13,981
10/31/2019	$13,864	$16,286	$14,296
11/30/2019	$14,206	$16,877	$14,651
12/31/2019	$14,585	$17,386	$15,061
1/31/2020	$14,498	$17,379	$15,004
2/29/2020	$13,606	$15,949	$14,025
3/31/2020	$11,874	$13,979	$12,280
4/30/2020	$13,100	$15,771	$13,560
5/31/2020	$13,692	$16,522	$14,158
6/30/2020	$14,123	$16,850	$14,588
7/31/2020	$14,818	$17,801	$15,333
8/31/2020	$15,547	$19,080	$16,117
9/30/2020	$15,150	$18,355	$15,685
10/31/2020	$14,822	$17,867	$15,363
11/30/2020	$16,594	$19,823	$17,228
12/31/2020	$17,364	$20,585	$18,036
1/31/2021	$17,298	$20,377	$17,982
2/28/2021	$17,657	$20,939	$18,362
3/31/2021	$17,932	$21,856	$18,660
4/30/2021	$18,633	$23,022	$19,403
5/31/2021	$18,861	$23,183	$19,666
6/30/2021	$19,124	$23,724	$19,928
7/31/2021	$19,198	$24,288	$20,016
8/31/2021	$19,590	$25,026	$20,444
9/30/2021	$18,817	$23,863	$19,682
10/31/2021	$19,668	$25,534	$20,548
11/30/2021	$19,119	$25,357	$20,009
12/31/2021	$19,749	$26,494	$20,663
1/31/2022	$18,769	$25,123	$19,569
2/28/2022	$18,321	$24,371	$19,191
3/31/2022	$18,480	$25,276	$19,395
4/30/2022	$17,006	$23,071	$17,865
5/31/2022	$17,043	$23,114	$17,842
6/30/2022	$15,691	$21,206	$16,424
7/31/2022	$16,735	$23,161	$17,517
8/31/2022	$16,121	$22,217	$16,925
9/30/2022	$14,597	$20,170	$15,335
10/31/2022	$15,347	$21,804	$16,101
11/30/2022	$16,539	$23,022	$17,300
12/31/2022	$15,897	$21,696	$16,697
1/31/2023	$17,118	$23,059	$17,954
2/28/2023	$16,604	$22,496	$17,447
3/31/2023	$16,951	$23,322	$17,807
4/30/2023	$17,105	$23,686	$17,970
5/31/2023	$16,848	$23,789	$17,718
6/30/2023	$17,761	$25,361	$18,668
7/31/2023	$18,352	$26,176	$19,316
8/31/2023	$17,761	$25,759	$18,710
9/30/2023	$16,964	$24,531	$17,878
10/31/2023	$16,334	$24,015	$17,183
11/30/2023	$17,825	$26,208	$18,795
12/31/2023	$18,892	$27,399	$19,942
1/31/2024	$18,787	$27,859	$19,861
2/29/2024	$19,472	$29,347	$20,572
3/31/2024	$20,039	$30,291	$21,191
4/30/2024	$19,262	$29,054	$20,393
5/31/2024	$20,039	$30,494	$21,155
6/30/2024	$20,263	$31,589	$21,443
7/31/2024	$20,804	$31,973	$22,030
8/31/2024	$21,239	$32,749	$22,506
9/30/2024	$21,714	$33,448	$23,016
10/31/2024	$21,094	$33,145	$22,405
11/30/2024	$21,951	$35,090	$23,286
12/31/2024	$21,188	$34,254	$22,503

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSAWX	12.15%	7.75%	7.80%
S&P 500 Index	25.02%	14.53%	13.10%
State Street Target Retirement 2055 Composite Index	12.84%	8.36%	8.45%

(1) Performance shown for the periods prior to the inception of Class R3 shares on February 25, 2022 reflects the historical performance of the fund's Class K shares adjusted to reflect the higher expenses of Class R3 shares, including applicable 12b-1 fees.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$1,625,795,092
  Number of Portfolio Holdings5
  Portfolio Turnover Rate13%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Holdings

Holdings	%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.4%
State Street Equity 500 Index II Portfolio	35.6%
State Street Small/Mid Cap Equity Index Portfolio	15.9%
SPDR Portfolio Long Term Treasury ETF	9.9%

Asset Allocation

Asset Type	%
Domestic Equity	51.5%
International Equity	38.4%
Domestic Fixed Income	10.0%
Short-Term Investments	0.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SSAWX

State Street Target Retirement 2055 Fund

Class I: SSDOX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Target Retirement 2055 Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.25%

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Equity 500 Index II Portfolio which returned approximately 25% for the reporting period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-US Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio. On an individual security level, the only negative contributor to the Fund’s performance on an absolute basis during the reporting period was the SPDR Portfolio Long Term Treasury ETF (SPTL).

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSDOX	S&P 500 Index	State Street Target Retirement 2055 Composite Index
12/31/14	$10,000	$10,000	$10,000
01/31/15	$9,920	$9,700	$9,933
02/28/15	$10,338	$10,257	$10,372
03/31/15	$10,219	$10,095	$10,286
04/30/15	$10,378	$10,192	$10,444
05/31/15	$10,388	$10,323	$10,451
06/30/15	$10,169	$10,123	$10,222
07/31/15	$10,268	$10,335	$10,330
08/31/15	$9,662	$9,712	$9,714
09/30/15	$9,364	$9,471	$9,409
10/31/15	$9,980	$10,270	$10,039
11/30/15	$9,950	$10,301	$9,999
12/31/15	$9,735	$10,138	$9,804
01/31/16	$9,269	$9,635	$9,291
02/29/16	$9,238	$9,622	$9,286
03/31/16	$9,857	$10,275	$9,910
04/30/16	$9,989	$10,315	$10,038
05/31/16	$10,039	$10,500	$10,086
06/30/16	$10,090	$10,527	$10,104
07/31/16	$10,485	$10,915	$10,535
08/31/16	$10,516	$10,931	$10,570
09/30/16	$10,577	$10,933	$10,616
10/31/16	$10,323	$10,733	$10,377
11/30/16	$10,445	$11,131	$10,506
12/31/16	$10,643	$11,351	$10,706
01/31/17	$10,891	$11,566	$10,956
02/28/17	$11,179	$12,025	$11,245
03/31/17	$11,272	$12,039	$11,342
04/30/17	$11,437	$12,163	$11,512
05/31/17	$11,633	$12,334	$11,714
06/30/17	$11,726	$12,411	$11,804
07/31/17	$11,984	$12,666	$12,061
08/31/17	$12,046	$12,705	$12,130
09/30/17	$12,283	$12,967	$12,365
10/31/17	$12,510	$13,270	$12,588
11/30/17	$12,768	$13,677	$12,842
12/31/17	$12,942	$13,829	$13,027
01/31/18	$13,513	$14,621	$13,595
02/28/18	$12,963	$14,082	$13,055
03/31/18	$12,847	$13,724	$12,897
04/30/18	$12,889	$13,777	$12,968
05/31/18	$13,048	$14,108	$13,114
06/30/18	$13,027	$14,195	$13,084
07/31/18	$13,333	$14,724	$13,393
08/31/18	$13,523	$15,203	$13,590
09/30/18	$13,502	$15,290	$13,561
10/31/18	$12,498	$14,245	$12,552
11/30/18	$12,699	$14,535	$12,758
12/31/18	$11,916	$13,223	$11,962
01/31/19	$12,841	$14,282	$12,886
02/28/19	$13,164	$14,741	$13,230
03/31/19	$13,342	$15,027	$13,396
04/30/19	$13,732	$15,636	$13,790
05/31/19	$13,063	$14,642	$13,114
06/30/19	$13,843	$15,674	$13,908
07/31/19	$13,888	$15,899	$13,967
08/31/19	$13,720	$15,648	$13,776
09/30/19	$13,921	$15,940	$13,981
10/31/19	$14,222	$16,286	$14,296
11/30/19	$14,578	$16,877	$14,651
12/31/19	$14,973	$17,386	$15,061
01/31/20	$14,890	$17,379	$15,004
02/29/20	$13,981	$15,949	$14,025
03/31/20	$12,210	$13,979	$12,280
04/30/20	$13,473	$15,771	$13,560
05/31/20	$14,087	$16,522	$14,158
06/30/20	$14,536	$16,850	$14,588
07/31/20	$15,256	$17,801	$15,333
08/31/20	$16,024	$19,080	$16,117
09/30/20	$15,610	$18,355	$15,685
10/31/20	$15,280	$17,867	$15,363
11/30/20	$17,110	$19,823	$17,228
12/31/20	$17,907	$20,585	$18,036
01/31/21	$17,846	$20,377	$17,982
02/28/21	$18,211	$20,939	$18,362
03/31/21	$18,516	$21,856	$18,660
04/30/21	$19,233	$23,022	$19,403
05/31/21	$19,477	$23,183	$19,666
06/30/21	$19,756	$23,724	$19,928
07/31/21	$19,842	$24,288	$20,016
08/31/21	$20,133	$25,026	$20,444
09/30/21	$19,343	$23,863	$19,682
10/31/21	$20,231	$25,534	$20,548
11/30/21	$19,671	$25,357	$20,009
12/31/21	$20,293	$26,494	$20,663
01/31/22	$19,302	$25,123	$19,569
02/28/22	$18,845	$24,371	$19,191
03/31/22	$19,023	$25,276	$19,395
04/30/22	$17,499	$23,071	$17,865
05/31/22	$17,550	$23,114	$17,842
06/30/22	$16,166	$21,206	$16,424
07/31/22	$17,245	$23,161	$17,517
08/31/22	$16,610	$22,217	$16,925
09/30/22	$15,061	$20,170	$15,335
10/31/22	$15,836	$21,804	$16,101
11/30/22	$17,067	$23,022	$17,300
12/31/22	$16,390	$21,696	$16,697
01/31/23	$17,657	$23,059	$17,954
02/28/23	$17,137	$22,496	$17,447
03/31/23	$17,497	$23,322	$17,807
04/30/23	$17,657	$23,686	$17,970
05/31/23	$17,391	$23,789	$17,718
06/30/23	$18,351	$25,361	$18,668
07/31/23	$18,964	$26,176	$19,316
08/31/23	$18,364	$25,759	$18,710
09/30/23	$17,551	$24,531	$17,878
10/31/23	$16,897	$24,015	$17,183
11/30/23	$18,444	$26,208	$18,795
12/31/23	$19,558	$27,399	$19,942
01/31/24	$19,448	$27,859	$19,861
02/29/24	$20,176	$29,347	$20,572
03/31/24	$20,753	$30,291	$21,191
04/30/24	$19,942	$29,054	$20,393
05/31/24	$20,767	$30,494	$21,155
06/30/24	$21,014	$31,589	$21,443
07/31/24	$21,563	$31,973	$22,030
08/31/24	$22,030	$32,749	$22,506
09/30/24	$22,511	$33,448	$23,016
10/31/24	$21,893	$33,145	$22,405
11/30/24	$22,785	$35,090	$23,286
12/31/24	$21,983	$34,254	$22,503

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSDOX	12.40%	7.98%	8.20%
S&P 500 Index	25.02%	14.53%	13.10%
State Street Target Retirement 2055 Composite Index	12.84%	8.36%	8.45%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$1,625,795,092
  Number of Portfolio Holdings5
  Portfolio Turnover Rate13%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Holdings

Holdings	%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.4%
State Street Equity 500 Index II Portfolio	35.6%
State Street Small/Mid Cap Equity Index Portfolio	15.9%
SPDR Portfolio Long Term Treasury ETF	9.9%

Asset Allocation

Asset Type	%
Domestic Equity	51.5%
International Equity	38.4%
Domestic Fixed Income	10.0%
Short-Term Investments	0.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SSDOX

State Street Target Retirement 2055 Fund

Class K: SSDQX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Target Retirement 2055 Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$6	0.06%

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Equity 500 Index II Portfolio which returned approximately 25% for the reporting period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-US Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio. On an individual security level, the only negative contributor to the Fund’s performance on an absolute basis during the reporting period was the SPDR Portfolio Long Term Treasury ETF (SPTL).

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSDQX	S&P 500 Index	State Street Target Retirement 2055 Composite Index
12/31/14	$10,000	$10,000	$10,000
01/31/15	$9,920	$9,700	$9,933
02/28/15	$10,338	$10,257	$10,372
03/31/15	$10,229	$10,095	$10,286
04/30/15	$10,368	$10,192	$10,444
05/31/15	$10,388	$10,323	$10,451
06/30/15	$10,169	$10,123	$10,222
07/31/15	$10,268	$10,335	$10,330
08/31/15	$9,652	$9,712	$9,714
09/30/15	$9,364	$9,471	$9,409
10/31/15	$9,970	$10,270	$10,039
11/30/15	$9,950	$10,301	$9,999
12/31/15	$9,725	$10,138	$9,804
01/31/16	$9,258	$9,635	$9,291
02/29/16	$9,228	$9,622	$9,286
03/31/16	$9,847	$10,275	$9,910
04/30/16	$9,978	$10,315	$10,038
05/31/16	$10,029	$10,500	$10,086
06/30/16	$10,080	$10,527	$10,104
07/31/16	$10,475	$10,915	$10,535
08/31/16	$10,506	$10,931	$10,570
09/30/16	$10,567	$10,933	$10,616
10/31/16	$10,313	$10,733	$10,377
11/30/16	$10,435	$11,131	$10,506
12/31/16	$10,633	$11,351	$10,706
01/31/17	$10,881	$11,566	$10,956
02/28/17	$11,169	$12,025	$11,245
03/31/17	$11,262	$12,039	$11,342
04/30/17	$11,427	$12,163	$11,512
05/31/17	$11,623	$12,334	$11,714
06/30/17	$11,716	$12,411	$11,804
07/31/17	$11,974	$12,666	$12,061
08/31/17	$12,036	$12,705	$12,130
09/30/17	$12,273	$12,967	$12,365
10/31/17	$12,489	$13,270	$12,588
11/30/17	$12,747	$13,677	$12,842
12/31/17	$12,922	$13,829	$13,027
01/31/18	$13,492	$14,621	$13,595
02/28/18	$12,943	$14,082	$13,055
03/31/18	$12,827	$13,724	$12,897
04/30/18	$12,869	$13,777	$12,968
05/31/18	$13,027	$14,108	$13,114
06/30/18	$13,006	$14,195	$13,084
07/31/18	$13,313	$14,724	$13,393
08/31/18	$13,503	$15,203	$13,590
09/30/18	$13,471	$15,290	$13,561
10/31/18	$12,478	$14,245	$12,552
11/30/18	$12,679	$14,535	$12,758
12/31/18	$11,896	$13,223	$11,962
01/31/19	$12,820	$14,282	$12,886
02/28/19	$13,143	$14,741	$13,230
03/31/19	$13,322	$15,027	$13,396
04/30/19	$13,711	$15,636	$13,790
05/31/19	$13,043	$14,642	$13,114
06/30/19	$13,823	$15,674	$13,908
07/31/19	$13,856	$15,899	$13,967
08/31/19	$13,700	$15,648	$13,776
09/30/19	$13,901	$15,940	$13,981
10/31/19	$14,202	$16,286	$14,296
11/30/19	$14,558	$16,877	$14,651
12/31/19	$14,953	$17,386	$15,061
01/31/20	$14,870	$17,379	$15,004
02/29/20	$13,961	$15,949	$14,025
03/31/20	$12,189	$13,979	$12,280
04/30/20	$13,453	$15,771	$13,560
05/31/20	$14,067	$16,522	$14,158
06/30/20	$14,516	$16,850	$14,588
07/31/20	$15,236	$17,801	$15,333
08/31/20	$15,992	$19,080	$16,117
09/30/20	$15,591	$18,355	$15,685
10/31/20	$15,260	$17,867	$15,363
11/30/20	$17,091	$19,823	$17,228
12/31/20	$17,891	$20,585	$18,036
01/31/21	$17,831	$20,377	$17,982
02/28/21	$18,208	$20,939	$18,362
03/31/21	$18,500	$21,856	$18,660
04/30/21	$19,230	$23,022	$19,403
05/31/21	$19,474	$23,183	$19,666
06/30/21	$19,754	$23,724	$19,928
07/31/21	$19,839	$24,288	$20,016
08/31/21	$20,253	$25,026	$20,444
09/30/21	$19,462	$23,863	$19,682
10/31/21	$20,350	$25,534	$20,548
11/30/21	$19,790	$25,357	$20,009
12/31/21	$20,451	$26,494	$20,663
01/31/22	$19,445	$25,123	$19,569
02/28/22	$18,999	$24,371	$19,191
03/31/22	$19,177	$25,276	$19,395
04/30/22	$17,649	$23,071	$17,865
05/31/22	$17,688	$23,114	$17,842
06/30/22	$16,287	$21,206	$16,424
07/31/22	$17,395	$23,161	$17,517
08/31/22	$16,758	$22,217	$16,925
09/30/22	$15,179	$20,170	$15,335
10/31/22	$15,969	$21,804	$16,101
11/30/22	$17,216	$23,022	$17,300
12/31/22	$16,546	$21,696	$16,697
01/31/23	$17,818	$23,059	$17,954
02/28/23	$17,296	$22,496	$17,447
03/31/23	$17,671	$23,322	$17,807
04/30/23	$17,831	$23,686	$17,970
05/31/23	$17,577	$23,789	$17,718
06/30/23	$18,527	$25,361	$18,668
07/31/23	$19,157	$26,176	$19,316
08/31/23	$18,554	$25,759	$18,710
09/30/23	$17,738	$24,531	$17,878
10/31/23	$17,068	$24,015	$17,183
11/30/23	$18,648	$26,208	$18,795
12/31/23	$19,764	$27,399	$19,942
01/31/24	$19,654	$27,859	$19,861
02/29/24	$20,399	$29,347	$20,572
03/31/24	$20,993	$30,291	$21,191
04/30/24	$20,178	$29,054	$20,393
05/31/24	$21,006	$30,494	$21,155
06/30/24	$21,255	$31,589	$21,443
07/31/24	$21,835	$31,973	$22,030
08/31/24	$22,304	$32,749	$22,506
09/30/24	$22,801	$33,448	$23,016
10/31/24	$22,166	$33,145	$22,405
11/30/24	$23,077	$35,090	$23,286
12/31/24	$22,266	$34,254	$22,503

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSDQX	12.66%	8.29%	8.33%
S&P 500 Index	25.02%	14.53%	13.10%
State Street Target Retirement 2055 Composite Index	12.84%	8.36%	8.45%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$1,625,795,092
  Number of Portfolio Holdings5
  Portfolio Turnover Rate13%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Holdings

Holdings	%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.4%
State Street Equity 500 Index II Portfolio	35.6%
State Street Small/Mid Cap Equity Index Portfolio	15.9%
SPDR Portfolio Long Term Treasury ETF	9.9%

Asset Allocation

Asset Type	%
Domestic Equity	51.5%
International Equity	38.4%
Domestic Fixed Income	10.0%
Short-Term Investments	0.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SSDQX

State Street Target Retirement 2060 Fund

Class R3: SSAYX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Target Retirement 2060 Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$59	0.56%

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Equity 500 Index II Portfolio which returned approximately 25% for the reporting period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-US Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio. On an individual security level, the only negative contributor to the Fund’s performance on an absolute basis during the reporting period was the SPDR Portfolio Long Term Treasury ETF (SPTL).

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSAYX	S&P 500 Index	State Street Target Retirement 2060 Composite Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,926	$9,700	$9,933
2/28/2015	$10,340	$10,257	$10,372
3/31/2015	$10,216	$10,095	$10,286
4/30/2015	$10,361	$10,192	$10,444
5/31/2015	$10,376	$10,323	$10,451
6/30/2015	$10,144	$10,123	$10,222
7/31/2015	$10,239	$10,335	$10,330
8/31/2015	$9,630	$9,712	$9,714
9/30/2015	$9,339	$9,471	$9,409
10/31/2015	$9,948	$10,270	$10,039
11/30/2015	$9,915	$10,301	$9,999
12/31/2015	$9,698	$10,138	$9,804
1/31/2016	$9,194	$9,635	$9,291
2/29/2016	$9,160	$9,622	$9,286
3/31/2016	$9,788	$10,275	$9,910
4/30/2016	$9,916	$10,315	$10,038
5/31/2016	$9,953	$10,500	$10,086
6/30/2016	$10,010	$10,527	$10,104
7/31/2016	$10,372	$10,915	$10,535
8/31/2016	$10,398	$10,931	$10,570
9/30/2016	$10,465	$10,933	$10,616
10/31/2016	$10,207	$10,733	$10,377
11/30/2016	$10,325	$11,131	$10,506
12/31/2016	$10,516	$11,351	$10,706
1/31/2017	$10,762	$11,566	$10,956
2/28/2017	$11,039	$12,025	$11,245
3/31/2017	$11,128	$12,039	$11,342
4/30/2017	$11,291	$12,163	$11,512
5/31/2017	$11,473	$12,334	$11,714
6/30/2017	$11,562	$12,411	$11,804
7/31/2017	$11,807	$12,666	$12,061
8/31/2017	$11,864	$12,705	$12,130
9/30/2017	$12,099	$12,967	$12,365
10/31/2017	$12,312	$13,270	$12,588
11/30/2017	$12,556	$13,677	$12,842
12/31/2017	$12,721	$13,829	$13,027
1/31/2018	$13,271	$14,621	$13,595
2/28/2018	$12,711	$14,082	$13,055
3/31/2018	$12,588	$13,724	$12,897
4/30/2018	$12,626	$13,777	$12,968
5/31/2018	$12,780	$14,108	$13,114
6/30/2018	$12,743	$14,195	$13,084
7/31/2018	$13,036	$14,724	$13,393
8/31/2018	$13,222	$15,203	$13,590
9/30/2018	$13,195	$15,290	$13,561
10/31/2018	$12,211	$14,245	$12,552
11/30/2018	$12,408	$14,535	$12,758
12/31/2018	$11,629	$13,223	$11,962
1/31/2019	$12,529	$14,282	$12,886
2/28/2019	$12,840	$14,741	$13,230
3/31/2019	$13,004	$15,027	$13,396
4/30/2019	$13,394	$15,636	$13,790
5/31/2019	$12,745	$14,642	$13,114
6/30/2019	$13,496	$15,674	$13,908
7/31/2019	$13,524	$15,899	$13,967
8/31/2019	$13,361	$15,648	$13,776
9/30/2019	$13,547	$15,940	$13,981
10/31/2019	$13,845	$16,286	$14,296
11/30/2019	$14,189	$16,877	$14,651
12/31/2019	$14,564	$17,386	$15,061
1/31/2020	$14,477	$17,379	$15,004
2/29/2020	$13,588	$15,949	$14,025
3/31/2020	$11,864	$13,979	$12,280
4/30/2020	$13,078	$15,771	$13,560
5/31/2020	$13,676	$16,522	$14,158
6/30/2020	$14,099	$16,850	$14,588
7/31/2020	$14,800	$17,801	$15,333
8/31/2020	$15,535	$19,080	$16,117
9/30/2020	$15,124	$18,355	$15,685
10/31/2020	$14,804	$17,867	$15,363
11/30/2020	$16,569	$19,823	$17,228
12/31/2020	$17,336	$20,585	$18,036
1/31/2021	$17,270	$20,377	$17,982
2/28/2021	$17,628	$20,939	$18,362
3/31/2021	$17,916	$21,856	$18,660
4/30/2021	$18,615	$23,022	$19,403
5/31/2021	$18,843	$23,183	$19,666
6/30/2021	$19,094	$23,724	$19,928
7/31/2021	$19,168	$24,288	$20,016
8/31/2021	$19,572	$25,026	$20,444
9/30/2021	$18,800	$23,863	$19,682
10/31/2021	$19,650	$25,534	$20,548
11/30/2021	$19,101	$25,357	$20,009
12/31/2021	$19,723	$26,494	$20,663
1/31/2022	$18,748	$25,123	$19,569
2/28/2022	$18,292	$24,371	$19,191
3/31/2022	$18,464	$25,276	$19,395
4/30/2022	$16,983	$23,071	$17,865
5/31/2022	$17,020	$23,114	$17,842
6/30/2022	$15,662	$21,206	$16,424
7/31/2022	$16,714	$23,161	$17,517
8/31/2022	$16,102	$22,217	$16,925
9/30/2022	$14,585	$20,170	$15,335
10/31/2022	$15,331	$21,804	$16,101
11/30/2022	$16,518	$23,022	$17,300
12/31/2022	$15,870	$21,696	$16,697
1/31/2023	$17,089	$23,059	$17,954
2/28/2023	$16,568	$22,496	$17,447
3/31/2023	$16,924	$23,322	$17,807
4/30/2023	$17,077	$23,686	$17,970
5/31/2023	$16,823	$23,789	$17,718
6/30/2023	$17,725	$25,361	$18,668
7/31/2023	$18,322	$26,176	$19,316
8/31/2023	$17,737	$25,759	$18,710
9/30/2023	$16,937	$24,531	$17,878
10/31/2023	$16,302	$24,015	$17,183
11/30/2023	$17,801	$26,208	$18,795
12/31/2023	$18,863	$27,399	$19,942
1/31/2024	$18,759	$27,859	$19,861
2/29/2024	$19,448	$29,347	$20,572
3/31/2024	$20,007	$30,291	$21,191
4/30/2024	$19,227	$29,054	$20,393
5/31/2024	$20,007	$30,494	$21,155
6/30/2024	$20,241	$31,589	$21,443
7/31/2024	$20,773	$31,973	$22,030
8/31/2024	$21,215	$32,749	$22,506
9/30/2024	$21,670	$33,448	$23,016
10/31/2024	$21,072	$33,145	$22,405
11/30/2024	$21,917	$35,090	$23,286
12/31/2024	$21,157	$34,254	$22,503

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSAYX	12.17%	7.75%	7.78%
S&P 500 Index	25.02%	14.53%	13.10%
State Street Target Retirement 2060 Composite Index	12.84%	8.36%	8.45%

(1) Performance shown for the periods prior to the inception of Class R3 shares on February 11, 2022 reflects the historical performance of the fund's Class K shares adjusted to reflect the higher expenses of Class R3 shares, including applicable 12b-1 fees.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$1,095,081,891
  Number of Portfolio Holdings5
  Portfolio Turnover Rate14%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Holdings

Holdings	%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.4%
State Street Equity 500 Index II Portfolio	35.6%
State Street Small/Mid Cap Equity Index Portfolio	15.9%
SPDR Portfolio Long Term Treasury ETF	9.9%

Asset Allocation

Asset Type	%
Domestic Equity	51.5%
International Equity	38.4%
Domestic Fixed Income	10.0%
Short-Term Investments	0.3%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SSAYX

State Street Target Retirement 2060 Fund

Class I: SSDWX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Target Retirement 2060 Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$21	0.20%

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Equity 500 Index II Portfolio which returned approximately 25% for the reporting period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-US Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio. On an individual security level, the only negative contributor to the Fund’s performance on an absolute basis during the reporting period was the SPDR Portfolio Long Term Treasury ETF (SPTL).

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSDWX	S&P 500 Index	State Street Target Retirement 2060 Composite Index
12/31/14	$10,000	$10,000	$10,000
01/31/15	$9,920	$9,700	$9,933
02/28/15	$10,338	$10,257	$10,372
03/31/15	$10,229	$10,095	$10,286
04/30/15	$10,378	$10,192	$10,444
05/31/15	$10,398	$10,323	$10,451
06/30/15	$10,169	$10,123	$10,222
07/31/15	$10,268	$10,335	$10,330
08/31/15	$9,662	$9,712	$9,714
09/30/15	$9,374	$9,471	$9,409
10/31/15	$9,990	$10,270	$10,039
11/30/15	$9,970	$10,301	$9,999
12/31/15	$9,747	$10,138	$9,804
01/31/16	$9,254	$9,635	$9,291
02/29/16	$9,223	$9,622	$9,286
03/31/16	$9,849	$10,275	$9,910
04/30/16	$9,983	$10,315	$10,038
05/31/16	$10,034	$10,500	$10,086
06/30/16	$10,085	$10,527	$10,104
07/31/16	$10,465	$10,915	$10,535
08/31/16	$10,485	$10,931	$10,570
09/30/16	$10,557	$10,933	$10,616
10/31/16	$10,301	$10,733	$10,377
11/30/16	$10,434	$11,131	$10,506
12/31/16	$10,632	$11,351	$10,706
01/31/17	$10,874	$11,566	$10,956
02/28/17	$11,159	$12,025	$11,245
03/31/17	$11,254	$12,039	$11,342
04/30/17	$11,422	$12,163	$11,512
05/31/17	$11,623	$12,334	$11,714
06/30/17	$11,707	$12,411	$11,804
07/31/17	$11,970	$12,666	$12,061
08/31/17	$12,034	$12,705	$12,130
09/30/17	$12,265	$12,967	$12,365
10/31/17	$12,487	$13,270	$12,588
11/30/17	$12,750	$13,677	$12,842
12/31/17	$12,912	$13,829	$13,027
01/31/18	$13,476	$14,621	$13,595
02/28/18	$12,912	$14,082	$13,055
03/31/18	$12,804	$13,724	$12,897
04/30/18	$12,837	$13,777	$12,968
05/31/18	$12,999	$14,108	$13,114
06/30/18	$12,967	$14,195	$13,084
07/31/18	$13,281	$14,724	$13,393
08/31/18	$13,465	$15,203	$13,590
09/30/18	$13,444	$15,290	$13,561
10/31/18	$12,457	$14,245	$12,552
11/30/18	$12,652	$14,535	$12,758
12/31/18	$11,863	$13,223	$11,962
01/31/19	$12,786	$14,282	$12,886
02/28/19	$13,109	$14,741	$13,230
03/31/19	$13,294	$15,027	$13,396
04/30/19	$13,686	$15,636	$13,790
05/31/19	$13,028	$14,642	$13,114
06/30/19	$13,802	$15,674	$13,908
07/31/19	$13,848	$15,899	$13,967
08/31/19	$13,675	$15,648	$13,776
09/30/19	$13,882	$15,940	$13,981
10/31/19	$14,194	$16,286	$14,296
11/30/19	$14,540	$16,877	$14,651
12/31/19	$14,931	$17,386	$15,061
01/31/20	$14,848	$17,379	$15,004
02/29/20	$13,942	$15,949	$14,025
03/31/20	$12,178	$13,979	$12,280
04/30/20	$13,441	$15,771	$13,560
05/31/20	$14,049	$16,522	$14,158
06/30/20	$14,490	$16,850	$14,588
07/31/20	$15,217	$17,801	$15,333
08/31/20	$15,980	$19,080	$16,117
09/30/20	$15,562	$18,355	$15,685
10/31/20	$15,241	$17,867	$15,363
11/30/20	$17,064	$19,823	$17,228
12/31/20	$17,859	$20,585	$18,036
01/31/21	$17,798	$20,377	$17,982
02/28/21	$18,163	$20,939	$18,362
03/31/21	$18,467	$21,856	$18,660
04/30/21	$19,184	$23,022	$19,403
05/31/21	$19,440	$23,183	$19,666
06/30/21	$19,707	$23,724	$19,928
07/31/21	$19,792	$24,288	$20,016
08/31/21	$20,145	$25,026	$20,444
09/30/21	$19,354	$23,863	$19,682
10/31/21	$20,242	$25,534	$20,548
11/30/21	$19,683	$25,357	$20,009
12/31/21	$20,314	$26,494	$20,663
01/31/22	$19,315	$25,123	$19,569
02/28/22	$18,872	$24,371	$19,191
03/31/22	$19,049	$25,276	$19,395
04/30/22	$17,519	$23,071	$17,865
05/31/22	$17,569	$23,114	$17,842
06/30/22	$16,178	$21,206	$16,424
07/31/22	$17,266	$23,161	$17,517
08/31/22	$16,633	$22,217	$16,925
09/30/22	$15,078	$20,170	$15,335
10/31/22	$15,849	$21,804	$16,101
11/30/22	$17,089	$23,022	$17,300
12/31/22	$16,422	$21,696	$16,697
01/31/23	$17,688	$23,059	$17,954
02/28/23	$17,160	$22,496	$17,447
03/31/23	$17,530	$23,322	$17,807
04/30/23	$17,688	$23,686	$17,970
05/31/23	$17,424	$23,789	$17,718
06/30/23	$18,374	$25,361	$18,668
07/31/23	$18,994	$26,176	$19,316
08/31/23	$18,400	$25,759	$18,710
09/30/23	$17,582	$24,531	$17,878
10/31/23	$16,923	$24,015	$17,183
11/30/23	$18,479	$26,208	$18,795
12/31/23	$19,578	$27,399	$19,942
01/31/24	$19,483	$27,859	$19,861
02/29/24	$20,201	$29,347	$20,572
03/31/24	$20,797	$30,291	$21,191
04/30/24	$19,984	$29,054	$20,393
05/31/24	$20,811	$30,494	$21,155
06/30/24	$21,041	$31,589	$21,443
07/31/24	$21,624	$31,973	$22,030
08/31/24	$22,071	$32,749	$22,506
09/30/24	$22,572	$33,448	$23,016
10/31/24	$21,935	$33,145	$22,405
11/30/24	$22,830	$35,090	$23,286
12/31/24	$22,038	$34,254	$22,503

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSDWX	12.57%	8.10%	8.22%
S&P 500 Index	25.02%	14.53%	13.10%
State Street Target Retirement 2060 Composite Index	12.84%	8.36%	8.45%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$1,095,081,891
  Number of Portfolio Holdings5
  Portfolio Turnover Rate14%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Holdings

Holdings	%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.4%
State Street Equity 500 Index II Portfolio	35.6%
State Street Small/Mid Cap Equity Index Portfolio	15.9%
SPDR Portfolio Long Term Treasury ETF	9.9%

Asset Allocation

Asset Type	%
Domestic Equity	51.5%
International Equity	38.4%
Domestic Fixed Income	10.0%
Short-Term Investments	0.3%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SSDWX

State Street Target Retirement 2060 Fund

Class K: SSDYX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Target Retirement 2060 Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$6	0.06%

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Equity 500 Index II Portfolio which returned approximately 25% for the reporting period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-US Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio. On an individual security level, the only negative contributor to the Fund’s performance on an absolute basis during the reporting period was the SPDR Portfolio Long Term Treasury ETF (SPTL).

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSDYX	S&P 500 Index	State Street Target Retirement 2060 Composite Index
12/31/14	$10,000	$10,000	$10,000
01/31/15	$9,930	$9,700	$9,933
02/28/15	$10,348	$10,257	$10,372
03/31/15	$10,229	$10,095	$10,286
04/30/15	$10,378	$10,192	$10,444
05/31/15	$10,398	$10,323	$10,451
06/30/15	$10,169	$10,123	$10,222
07/31/15	$10,268	$10,335	$10,330
08/31/15	$9,662	$9,712	$9,714
09/30/15	$9,374	$9,471	$9,409
10/31/15	$9,990	$10,270	$10,039
11/30/15	$9,960	$10,301	$9,999
12/31/15	$9,747	$10,138	$9,804
01/31/16	$9,244	$9,635	$9,291
02/29/16	$9,213	$9,622	$9,286
03/31/16	$9,849	$10,275	$9,910
04/30/16	$9,983	$10,315	$10,038
05/31/16	$10,024	$10,500	$10,086
06/30/16	$10,085	$10,527	$10,104
07/31/16	$10,454	$10,915	$10,535
08/31/16	$10,485	$10,931	$10,570
09/30/16	$10,557	$10,933	$10,616
10/31/16	$10,301	$10,733	$10,377
11/30/16	$10,424	$11,131	$10,506
12/31/16	$10,622	$11,351	$10,706
01/31/17	$10,874	$11,566	$10,956
02/28/17	$11,159	$12,025	$11,245
03/31/17	$11,254	$12,039	$11,342
04/30/17	$11,422	$12,163	$11,512
05/31/17	$11,612	$12,334	$11,714
06/30/17	$11,707	$12,411	$11,804
07/31/17	$11,960	$12,666	$12,061
08/31/17	$12,023	$12,705	$12,130
09/30/17	$12,265	$12,967	$12,365
10/31/17	$12,487	$13,270	$12,588
11/30/17	$12,740	$13,677	$12,842
12/31/17	$12,913	$13,829	$13,027
01/31/18	$13,477	$14,621	$13,595
02/28/18	$12,913	$14,082	$13,055
03/31/18	$12,794	$13,724	$12,897
04/30/18	$12,837	$13,777	$12,968
05/31/18	$13,000	$14,108	$13,114
06/30/18	$12,967	$14,195	$13,084
07/31/18	$13,271	$14,724	$13,393
08/31/18	$13,466	$15,203	$13,590
09/30/18	$13,444	$15,290	$13,561
10/31/18	$12,447	$14,245	$12,552
11/30/18	$12,653	$14,535	$12,758
12/31/18	$11,863	$13,223	$11,962
01/31/19	$12,786	$14,282	$12,886
02/28/19	$13,109	$14,741	$13,230
03/31/19	$13,283	$15,027	$13,396
04/30/19	$13,686	$15,636	$13,790
05/31/19	$13,029	$14,642	$13,114
06/30/19	$13,802	$15,674	$13,908
07/31/19	$13,836	$15,899	$13,967
08/31/19	$13,675	$15,648	$13,776
09/30/19	$13,871	$15,940	$13,981
10/31/19	$14,183	$16,286	$14,296
11/30/19	$14,540	$16,877	$14,651
12/31/19	$14,932	$17,386	$15,061
01/31/20	$14,848	$17,379	$15,004
02/29/20	$13,943	$15,949	$14,025
03/31/20	$12,179	$13,979	$12,280
04/30/20	$13,430	$15,771	$13,560
05/31/20	$14,050	$16,522	$14,158
06/30/20	$14,491	$16,850	$14,588
07/31/20	$15,218	$17,801	$15,333
08/31/20	$15,980	$19,080	$16,117
09/30/20	$15,563	$18,355	$15,685
10/31/20	$15,241	$17,867	$15,363
11/30/20	$17,065	$19,823	$17,228
12/31/20	$17,862	$20,585	$18,036
01/31/21	$17,802	$20,377	$17,982
02/28/21	$18,179	$20,939	$18,362
03/31/21	$18,483	$21,856	$18,660
04/30/21	$19,212	$23,022	$19,403
05/31/21	$19,455	$23,183	$19,666
06/30/21	$19,723	$23,724	$19,928
07/31/21	$19,808	$24,288	$20,016
08/31/21	$20,234	$25,026	$20,444
09/30/21	$19,443	$23,863	$19,682
10/31/21	$20,331	$25,534	$20,548
11/30/21	$19,772	$25,357	$20,009
12/31/21	$20,424	$26,494	$20,663
01/31/22	$19,423	$25,123	$19,569
02/28/22	$18,966	$24,371	$19,191
03/31/22	$19,144	$25,276	$19,395
04/30/22	$17,622	$23,071	$17,865
05/31/22	$17,660	$23,114	$17,842
06/30/22	$16,279	$21,206	$16,424
07/31/22	$17,369	$23,161	$17,517
08/31/22	$16,735	$22,217	$16,925
09/30/22	$15,163	$20,170	$15,335
10/31/22	$15,949	$21,804	$16,101
11/30/22	$17,191	$23,022	$17,300
12/31/22	$16,527	$21,696	$16,697
01/31/23	$17,798	$23,059	$17,954
02/28/23	$17,268	$22,496	$17,447
03/31/23	$17,652	$23,322	$17,807
04/30/23	$17,811	$23,686	$17,970
05/31/23	$17,546	$23,789	$17,718
06/30/23	$18,512	$25,361	$18,668
07/31/23	$19,134	$26,176	$19,316
08/31/23	$18,525	$25,759	$18,710
09/30/23	$17,705	$24,531	$17,878
10/31/23	$17,043	$24,015	$17,183
11/30/23	$18,618	$26,208	$18,795
12/31/23	$19,742	$27,399	$19,942
01/31/24	$19,633	$27,859	$19,861
02/29/24	$20,368	$29,347	$20,572
03/31/24	$20,967	$30,291	$21,191
04/30/24	$20,151	$29,054	$20,393
05/31/24	$20,980	$30,494	$21,155
06/30/24	$21,225	$31,589	$21,443
07/31/24	$21,810	$31,973	$22,030
08/31/24	$22,273	$32,749	$22,506
09/30/24	$22,763	$33,448	$23,016
10/31/24	$22,137	$33,145	$22,405
11/30/24	$23,049	$35,090	$23,286
12/31/24	$22,243	$34,254	$22,503

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSDYX	12.67%	8.30%	8.32%
S&P 500 Index	25.02%	14.53%	13.10%
State Street Target Retirement 2060 Composite Index	12.84%	8.36%	8.45%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$1,095,081,891
  Number of Portfolio Holdings5
  Portfolio Turnover Rate14%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Holdings

Holdings	%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.4%
State Street Equity 500 Index II Portfolio	35.6%
State Street Small/Mid Cap Equity Index Portfolio	15.9%
SPDR Portfolio Long Term Treasury ETF	9.9%

Asset Allocation

Asset Type	%
Domestic Equity	51.5%
International Equity	38.4%
Domestic Fixed Income	10.0%
Short-Term Investments	0.3%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SSDYX

State Street Target Retirement 2065 Fund

Class R3: SSFPX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Target Retirement 2065 Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$59	0.56%

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Equity 500 Index II Portfolio which returned approximately 25% for the reporting period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-US Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio. On an individual security level, the only negative contributor to the Fund’s performance on an absolute basis during the reporting period was the SPDR Portfolio Long Term Treasury ETF (SPTL).

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSFPX	S&P 500 Index	State Street Target Retirement 2065 Composite Index
3/27/2020	$10,000	$10,000	$10,000
3/31/2020	$9,900	$9,841	$10,117
4/30/2020	$10,937	$11,102	$11,171
5/31/2020	$11,393	$11,631	$11,664
6/30/2020	$11,729	$11,863	$12,018
7/31/2020	$12,274	$12,531	$12,632
8/31/2020	$12,879	$13,432	$13,278
9/30/2020	$12,524	$12,922	$12,922
10/31/2020	$12,259	$12,578	$12,657
11/30/2020	$13,682	$13,955	$14,193
12/31/2020	$14,309	$14,492	$14,859
1/31/2021	$14,261	$14,345	$14,815
2/28/2021	$14,558	$14,741	$15,128
3/31/2021	$14,782	$15,386	$15,374
4/30/2021	$15,339	$16,208	$15,986
5/31/2021	$15,573	$16,321	$16,202
6/30/2021	$15,775	$16,702	$16,418
7/31/2021	$15,831	$17,099	$16,491
8/31/2021	$16,168	$17,618	$16,843
9/30/2021	$15,526	$16,799	$16,215
10/31/2021	$16,238	$17,976	$16,929
11/30/2021	$15,773	$17,851	$16,485
12/31/2021	$16,287	$18,651	$17,024
1/31/2022	$15,478	$17,686	$16,122
2/28/2022	$15,119	$17,157	$15,811
3/31/2022	$15,279	$17,794	$15,979
4/30/2022	$14,061	$16,242	$14,718
5/31/2022	$14,083	$16,272	$14,700
6/30/2022	$12,961	$14,929	$13,531
7/31/2022	$13,837	$16,305	$14,432
8/31/2022	$13,324	$15,640	$13,944
9/30/2022	$12,074	$14,200	$12,634
10/31/2022	$12,683	$15,349	$13,265
11/30/2022	$13,677	$16,207	$14,253
12/31/2022	$13,139	$15,273	$13,756
1/31/2023	$14,135	$16,233	$14,792
2/28/2023	$13,708	$15,837	$14,374
3/31/2023	$14,004	$16,419	$14,671
4/30/2023	$14,124	$16,675	$14,805
5/31/2023	$13,916	$16,747	$14,597
6/30/2023	$14,672	$17,854	$15,380
7/31/2023	$15,153	$18,427	$15,913
8/31/2023	$14,672	$18,134	$15,414
9/30/2023	$14,015	$17,269	$14,729
10/31/2023	$13,489	$16,906	$14,157
11/30/2023	$14,715	$18,450	$15,484
12/31/2023	$15,595	$19,289	$16,430
1/31/2024	$15,517	$19,613	$16,363
2/29/2024	$16,085	$20,660	$16,949
3/31/2024	$16,553	$21,325	$17,458
4/30/2024	$15,907	$20,454	$16,801
5/31/2024	$16,553	$21,468	$17,429
6/30/2024	$16,732	$22,238	$17,666
7/31/2024	$17,189	$22,509	$18,150
8/31/2024	$17,545	$23,055	$18,542
9/30/2024	$17,924	$23,547	$18,962
10/31/2024	$17,423	$23,334	$18,459
11/30/2024	$18,125	$24,703	$19,184
12/31/2024	$17,490	$24,114	$18,539

Average Annual Total Returns (%)

Name	1 Year	Since Inception 03/27/20
SSFPX	12.15%	12.47%
S&P 500 Index	25.02%	20.33%
State Street Target Retirement 2065 Composite Index	12.84%	13.86%

(1) Performance shown for the periods prior to the inception of Class R3 shares on March 2, 2022 reflects the historical performance of the fund's Class K shares adjusted to reflect the higher expenses of Class R3 shares, including applicable 12b-1 fees.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$345,558,598
  Number of Portfolio Holdings5
  Portfolio Turnover Rate11%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Holdings

Holdings	%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.4%
State Street Equity 500 Index II Portfolio	35.6%
State Street Small/Mid Cap Equity Index Portfolio	15.9%
SPDR Portfolio Long Term Treasury ETF	9.9%

Asset Allocation

Asset Type	%
Domestic Equity	51.5%
International Equity	38.4%
Domestic Fixed Income	9.9%
Short-Term Investment	0.4%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SSFPX

State Street Target Retirement 2065 Fund

Class I: SSFJX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Target Retirement 2065 Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.14%

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Equity 500 Index II Portfolio which returned approximately 25% for the reporting period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-US Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio. On an individual security level, the only negative contributor to the Fund’s performance on an absolute basis during the reporting period was the SPDR Portfolio Long Term Treasury ETF (SPTL).

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSFJX	S&P 500 Index	State Street Target Retirement 2065 Composite Index
03/27/20	$10,000	$10,000	$10,000
04/30/20	$10,942	$11,102	$11,171
05/31/20	$11,403	$11,631	$11,664
06/30/20	$11,733	$11,863	$12,018
07/31/20	$12,295	$12,531	$12,632
08/31/20	$12,906	$13,432	$13,278
09/30/20	$12,555	$12,922	$12,922
10/31/20	$12,285	$12,578	$12,657
11/30/20	$13,707	$13,955	$14,193
12/31/20	$14,344	$14,492	$14,859
01/31/21	$14,302	$14,345	$14,815
02/28/21	$14,596	$14,741	$15,128
03/31/21	$14,837	$15,386	$15,374
04/30/21	$15,392	$16,208	$15,986
05/31/21	$15,622	$16,321	$16,202
06/30/21	$15,832	$16,702	$16,418
07/31/21	$15,895	$17,099	$16,491
08/31/21	$16,241	$17,618	$16,843
09/30/21	$15,601	$16,799	$16,215
10/31/21	$16,314	$17,976	$16,929
11/30/21	$15,853	$17,851	$16,485
12/31/21	$16,366	$18,651	$17,024
01/31/22	$15,570	$17,686	$16,122
02/28/22	$15,204	$17,157	$15,811
03/31/22	$15,344	$17,794	$15,979
04/30/22	$14,118	$16,242	$14,718
05/31/22	$14,151	$16,272	$14,700
06/30/22	$13,032	$14,929	$13,531
07/31/22	$13,903	$16,305	$14,432
08/31/22	$13,398	$15,640	$13,944
09/30/22	$12,140	$14,200	$12,634
10/31/22	$12,764	$15,349	$13,265
11/30/22	$13,753	$16,207	$14,253
12/31/22	$13,219	$15,273	$13,756
01/31/23	$14,236	$16,233	$14,792
02/28/23	$13,816	$15,837	$14,374
03/31/23	$14,114	$16,419	$14,671
04/30/23	$14,247	$16,675	$14,805
05/31/23	$14,026	$16,747	$14,597
06/30/23	$14,789	$17,854	$15,380
07/31/23	$15,286	$18,427	$15,913
08/31/23	$14,800	$18,134	$15,414
09/30/23	$14,148	$17,269	$14,729
10/31/23	$13,617	$16,906	$14,157
11/30/23	$14,866	$18,450	$15,484
12/31/23	$15,757	$19,289	$16,430
01/31/24	$15,678	$19,613	$16,363
02/29/24	$16,253	$20,660	$16,949
03/31/24	$16,727	$21,325	$17,458
04/30/24	$16,073	$20,454	$16,801
05/31/24	$16,739	$21,468	$17,429
06/30/24	$16,930	$22,238	$17,666
07/31/24	$17,393	$22,509	$18,150
08/31/24	$17,766	$23,055	$18,542
09/30/24	$18,161	$23,547	$18,962
10/31/24	$17,664	$23,334	$18,459
11/30/24	$18,375	$24,703	$19,184
12/31/24	$17,753	$24,114	$18,539

Average Annual Total Returns (%)

Name	1 Year	Since Inception 03/27/20
SSFJX	12.67%	12.83%
S&P 500 Index	25.02%	20.33%
State Street Target Retirement 2065 Composite Index	12.84%	13.86%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$345,558,598
  Number of Portfolio Holdings5
  Portfolio Turnover Rate11%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Holdings

Holdings	%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.4%
State Street Equity 500 Index II Portfolio	35.6%
State Street Small/Mid Cap Equity Index Portfolio	15.9%
SPDR Portfolio Long Term Treasury ETF	9.9%

Asset Allocation

Asset Type	%
Domestic Equity	51.5%
International Equity	38.4%
Domestic Fixed Income	9.9%
Short-Term Investment	0.4%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SSFJX

State Street Target Retirement 2065 Fund

Class K: SSFKX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Target Retirement 2065 Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$6	0.06%

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Equity 500 Index II Portfolio which returned approximately 25% for the reporting period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-US Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio. On an individual security level, the only negative contributor to the Fund’s performance on an absolute basis during the reporting period was the SPDR Portfolio Long Term Treasury ETF (SPTL).

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSFKX	S&P 500 Index	State Street Target Retirement 2065 Composite Index
03/27/20	$10,000	$10,000	$10,000
04/30/20	$10,942	$11,102	$11,171
05/31/20	$11,403	$11,631	$11,664
06/30/20	$11,743	$11,863	$12,018
07/31/20	$12,295	$12,531	$12,632
08/31/20	$12,906	$13,432	$13,278
09/30/20	$12,555	$12,922	$12,922
10/31/20	$12,295	$12,578	$12,657
11/30/20	$13,727	$13,955	$14,193
12/31/20	$14,363	$14,492	$14,859
01/31/21	$14,321	$14,345	$14,815
02/28/21	$14,625	$14,741	$15,128
03/31/21	$14,856	$15,386	$15,374
04/30/21	$15,422	$16,208	$15,986
05/31/21	$15,664	$16,321	$16,202
06/30/21	$15,873	$16,702	$16,418
07/31/21	$15,936	$17,099	$16,491
08/31/21	$16,283	$17,618	$16,843
09/30/21	$15,643	$16,799	$16,215
10/31/21	$16,366	$17,976	$16,929
11/30/21	$15,905	$17,851	$16,485
12/31/21	$16,430	$18,651	$17,024
01/31/22	$15,621	$17,686	$16,122
02/28/22	$15,265	$17,157	$15,811
03/31/22	$15,405	$17,794	$15,979
04/30/22	$14,175	$16,242	$14,718
05/31/22	$14,207	$16,272	$14,700
06/30/22	$13,086	$14,929	$13,531
07/31/22	$13,970	$16,305	$14,432
08/31/22	$13,463	$15,640	$13,944
09/30/22	$12,201	$14,200	$12,634
10/31/22	$12,827	$15,349	$13,265
11/30/22	$13,830	$16,207	$14,253
12/31/22	$13,289	$15,273	$13,756
01/31/23	$14,322	$16,233	$14,792
02/28/23	$13,889	$15,837	$14,374
03/31/23	$14,200	$16,419	$14,671
04/30/23	$14,334	$16,675	$14,805
05/31/23	$14,111	$16,747	$14,597
06/30/23	$14,889	$17,854	$15,380
07/31/23	$15,389	$18,427	$15,913
08/31/23	$14,900	$18,134	$15,414
09/30/23	$14,245	$17,269	$14,729
10/31/23	$13,711	$16,906	$14,157
11/30/23	$14,978	$18,450	$15,484
12/31/23	$15,871	$19,289	$16,430
01/31/24	$15,792	$19,613	$16,363
02/29/24	$16,383	$20,660	$16,949
03/31/24	$16,861	$21,325	$17,458
04/30/24	$16,213	$20,454	$16,801
05/31/24	$16,872	$21,468	$17,429
06/30/24	$17,077	$22,238	$17,666
07/31/24	$17,543	$22,509	$18,150
08/31/24	$17,907	$23,055	$18,542
09/30/24	$18,304	$23,547	$18,962
10/31/24	$17,804	$23,334	$18,459
11/30/24	$18,532	$24,703	$19,184
12/31/24	$17,895	$24,114	$18,539

Average Annual Total Returns (%)

Name	1 Year	Since Inception 03/27/20
SSFKX	12.75%	13.02%
S&P 500 Index	25.02%	20.33%
State Street Target Retirement 2065 Composite Index	12.84%	13.86%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$345,558,598
  Number of Portfolio Holdings5
  Portfolio Turnover Rate11%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Holdings

Holdings	%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.4%
State Street Equity 500 Index II Portfolio	35.6%
State Street Small/Mid Cap Equity Index Portfolio	15.9%
SPDR Portfolio Long Term Treasury ETF	9.9%

Asset Allocation

Asset Type	%
Domestic Equity	51.5%
International Equity	38.4%
Domestic Fixed Income	9.9%
Short-Term Investment	0.4%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SSFKX

State Street Target Retirement 2070 Fund

Class I: SSGQX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Target Retirement 2070 Fund (the "Fund") for the period of December 31, 2024 (commencement of operations) to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327 .

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$0	0.04%

The dollar amount above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Performance information is not provided since the Fund has less than six months of operations.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$2,999,961
  Number of Portfolio Holdings4
  Portfolio Turnover Rate0%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Holdings

Holdings	%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.2%
State Street Equity 500 Index II Portfolio	35.8%
State Street Small/Mid Cap Equity Index Portfolio	16.0%
SPDR Portfolio Long Term Treasury ETF	9.6%

Asset Allocation

Asset Type	%
Domestic Equity	51.8%
International Equity	38.2%
Domestic Fixed Income	9.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SSGQX

State Street Target Retirement 2070 Fund

Class K: SSGNX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Target Retirement 2070 Fund (the "Fund") for the period of December 31, 2024 (commencement of operations) to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327 .

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$0	0.07%

The dollar amount above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Performance information is not provided since the Fund has less than six months of operations.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$2,999,961
  Number of Portfolio Holdings4
  Portfolio Turnover Rate0%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Holdings

Holdings	%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.2%
State Street Equity 500 Index II Portfolio	35.8%
State Street Small/Mid Cap Equity Index Portfolio	16.0%
SPDR Portfolio Long Term Treasury ETF	9.6%

Asset Allocation

Asset Type	%
Domestic Equity	51.8%
International Equity	38.2%
Domestic Fixed Income	9.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SSGNX

State Street Target Retirement 2070 Fund

Class R3: SSGUX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Target Retirement 2070 Fund (the "Fund") for the period of December 31, 2024 (commencement of operations) to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327 .

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$0	0.29%

The dollar amount above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Performance information is not provided since the Fund has less than six months of operations.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$2,999,961
  Number of Portfolio Holdings4
  Portfolio Turnover Rate0%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Holdings

Holdings	%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.2%
State Street Equity 500 Index II Portfolio	35.8%
State Street Small/Mid Cap Equity Index Portfolio	16.0%
SPDR Portfolio Long Term Treasury ETF	9.6%

Asset Allocation

Asset Type	%
Domestic Equity	51.8%
International Equity	38.2%
Domestic Fixed Income	9.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SSGUX

State Street Target Retirement Fund

Class R3: SSFQX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Target Retirement Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$33	0.32%

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Equity 500 Index II Portfolio which returned approximately 25% for the reporting period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Equity 500 Index II Portfolio, the SPDR Portfolio Short Term Treasury ETF (SPTS), and the State Street Global Equity ex-US Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSFQX	Bloomberg U.S. Aggregate Index	State Street Target Retirement Composite Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,075	$10,210	$10,077
2/28/2015	$10,211	$10,114	$10,214
3/31/2015	$10,167	$10,161	$10,178
4/30/2015	$10,213	$10,124	$10,249
5/31/2015	$10,208	$10,100	$10,244
6/30/2015	$10,085	$9,990	$10,113
7/31/2015	$10,130	$10,059	$10,177
8/31/2015	$9,887	$10,045	$9,916
9/30/2015	$9,774	$10,113	$9,826
10/31/2015	$10,048	$10,114	$10,105
11/30/2015	$9,994	$10,088	$10,054
12/31/2015	$9,901	$10,055	$9,957
1/31/2016	$9,745	$10,193	$9,817
2/29/2016	$9,772	$10,266	$9,844
3/31/2016	$10,091	$10,360	$10,180
4/30/2016	$10,158	$10,400	$10,258
5/31/2016	$10,174	$10,402	$10,269
6/30/2016	$10,291	$10,589	$10,366
7/31/2016	$10,438	$10,656	$10,560
8/31/2016	$10,423	$10,644	$10,556
9/30/2016	$10,460	$10,638	$10,585
10/31/2016	$10,334	$10,556	$10,473
11/30/2016	$10,290	$10,307	$10,429
12/31/2016	$10,372	$10,321	$10,536
1/31/2017	$10,491	$10,341	$10,645
2/28/2017	$10,630	$10,411	$10,791
3/31/2017	$10,646	$10,405	$10,811
4/30/2017	$10,724	$10,486	$10,901
5/31/2017	$10,811	$10,567	$10,993
6/30/2017	$10,817	$10,556	$11,000
7/31/2017	$10,935	$10,601	$11,127
8/31/2017	$10,982	$10,696	$11,174
9/30/2017	$11,028	$10,645	$11,227
10/31/2017	$11,085	$10,652	$11,299
11/30/2017	$11,162	$10,638	$11,381
12/31/2017	$11,232	$10,687	$11,460
1/31/2018	$11,353	$10,564	$11,590
2/28/2018	$11,129	$10,464	$11,364
3/31/2018	$11,113	$10,531	$11,343
4/30/2018	$11,109	$10,452	$11,359
5/31/2018	$11,188	$10,527	$11,437
6/30/2018	$11,194	$10,514	$11,449
7/31/2018	$11,304	$10,516	$11,560
8/31/2018	$11,404	$10,584	$11,668
9/30/2018	$11,368	$10,516	$11,637
10/31/2018	$11,039	$10,433	$11,305
11/30/2018	$11,129	$10,495	$11,401
12/31/2018	$10,896	$10,688	$11,163
1/31/2019	$11,327	$10,801	$11,594
2/28/2019	$11,432	$10,795	$11,719
3/31/2019	$11,579	$11,003	$11,874
4/30/2019	$11,727	$11,005	$12,023
5/31/2019	$11,570	$11,201	$11,866
6/30/2019	$11,880	$11,341	$12,194
7/31/2019	$11,908	$11,366	$12,228
8/31/2019	$11,935	$11,661	$12,269
9/30/2019	$11,995	$11,599	$12,325
10/31/2019	$12,110	$11,634	$12,458
11/30/2019	$12,213	$11,628	$12,561
12/31/2019	$12,360	$11,620	$12,732
1/31/2020	$12,411	$11,843	$12,787
2/29/2020	$12,137	$12,056	$12,498
3/31/2020	$11,382	$11,985	$11,737
4/30/2020	$11,948	$12,198	$12,312
5/31/2020	$12,212	$12,255	$12,572
6/30/2020	$12,374	$12,332	$12,751
7/31/2020	$12,693	$12,517	$13,091
8/31/2020	$12,956	$12,416	$13,376
9/30/2020	$12,783	$12,409	$13,200
10/31/2020	$12,666	$12,353	$13,073
11/30/2020	$13,286	$12,475	$13,729
12/31/2020	$13,564	$12,492	$14,025
1/31/2021	$13,536	$12,402	$14,007
2/28/2021	$13,610	$12,223	$14,090
3/31/2021	$13,717	$12,071	$14,204
4/30/2021	$14,005	$12,166	$14,508
5/31/2021	$14,113	$12,206	$14,625
6/30/2021	$14,197	$12,291	$14,720
7/31/2021	$14,349	$12,429	$14,883
8/31/2021	$14,456	$12,405	$15,000
9/30/2021	$14,191	$12,298	$14,733
10/31/2021	$14,456	$12,294	$15,007
11/30/2021	$14,314	$12,331	$14,876
12/31/2021	$14,565	$12,299	$15,136
1/31/2022	$14,161	$12,034	$14,703
2/28/2022	$13,999	$11,900	$14,556
3/31/2022	$13,927	$11,569	$14,506
4/30/2022	$13,361	$11,130	$13,933
5/31/2022	$13,397	$11,202	$13,941
6/30/2022	$12,807	$11,026	$13,338
7/31/2022	$13,361	$11,296	$13,911
8/31/2022	$12,963	$10,977	$13,527
9/30/2022	$12,204	$10,502	$12,736
10/31/2022	$12,469	$10,366	$13,012
11/30/2022	$12,987	$10,748	$13,522
12/31/2022	$12,739	$10,699	$13,300
1/31/2023	$13,243	$11,028	$13,828
2/28/2023	$12,966	$10,743	$13,545
3/31/2023	$13,230	$11,016	$13,812
4/30/2023	$13,306	$11,083	$13,914
5/31/2023	$13,155	$10,962	$13,762
6/30/2023	$13,394	$10,923	$14,014
7/31/2023	$13,596	$10,915	$14,236
8/31/2023	$13,432	$10,846	$14,072
9/30/2023	$13,104	$10,570	$13,739
10/31/2023	$12,902	$10,403	$13,521
11/30/2023	$13,546	$10,874	$14,205
12/31/2023	$14,039	$11,291	$14,738
1/31/2024	$14,026	$11,260	$14,729
2/29/2024	$14,145	$11,101	$14,844
3/31/2024	$14,357	$11,203	$15,082
4/30/2024	$14,026	$10,920	$14,756
5/31/2024	$14,343	$11,105	$15,078
6/30/2024	$14,489	$11,210	$15,240
7/31/2024	$14,793	$11,472	$15,553
8/31/2024	$15,044	$11,637	$15,823
9/30/2024	$15,269	$11,793	$16,076
10/31/2024	$14,991	$11,500	$15,783
11/30/2024	$15,269	$11,622	$16,061
12/31/2024	$15,006	$11,432	$15,798

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSFQX	6.88%	3.96%	4.14%
Bloomberg U.S. Aggregate Index	1.25%	(0.33%)	1.35%
State Street Target Retirement Composite Index	7.19%	4.41%	4.68%

(1) Performance shown for the periods prior to the inception of Class R3 shares on February 25, 2022 reflects the historical performance of the fund's Class K shares adjusted to reflect the higher expenses of Class R3 shares, including applicable 12b-1 fees.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$628,258,668
  Number of Portfolio Holdings11
  Portfolio Turnover Rate17%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Holdings

Holdings	%
State Street Aggregate Bond Index Portfolio	20.1%
SPDR Bloomberg 1-10 Year TIPS ETF	18.1%
SPDR Portfolio Short Term Treasury ETF	15.9%
State Street Equity 500 Index II Portfolio	15.4%
State Street Global All Cap Equity ex-U.S. Index Portfolio	11.5%
SPDR Bloomberg High Yield Bond ETF	7.0%
SPDR Dow Jones Global Real Estate ETF	5.0%
SPDR Portfolio Short Term Corporate Bond ETF	4.0%
State Street Small/Mid Cap Equity Index Portfolio	2.9%

Asset Allocation

Asset Type	%
Domestic Fixed Income	47.0%
Domestic Equity	18.3%
Inflation Linked	18.1%
International Equity	11.5%
Real Estate	5.0%
Short-Term Investments	0.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SSFQX

State Street Target Retirement Fund

Class I: SSFNX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Target Retirement Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.12%

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Equity 500 Index II Portfolio which returned approximately 25% for the reporting period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Equity 500 Index II Portfolio, the SPDR Portfolio Short Term Treasury ETF (SPTS), and the State Street Global Equity ex-US Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSFNX	Bloomberg U.S. Aggregate Index	State Street Target Retirement Composite Index
12/31/14	$10,000	$10,000	$10,000
01/31/15	$10,080	$10,210	$10,077
02/28/15	$10,219	$10,114	$10,214
03/31/15	$10,169	$10,161	$10,178
04/30/15	$10,229	$10,124	$10,249
05/31/15	$10,229	$10,100	$10,244
06/30/15	$10,110	$9,990	$10,113
07/31/15	$10,160	$10,059	$10,177
08/31/15	$9,920	$10,045	$9,916
09/30/15	$9,811	$10,113	$9,826
10/31/15	$10,090	$10,114	$10,105
11/30/15	$10,040	$10,088	$10,054
12/31/15	$9,961	$10,055	$9,957
01/31/16	$9,808	$10,193	$9,817
02/29/16	$9,829	$10,266	$9,844
03/31/16	$10,154	$10,360	$10,180
04/30/16	$10,226	$10,400	$10,258
05/31/16	$10,246	$10,402	$10,269
06/30/16	$10,368	$10,589	$10,366
07/31/16	$10,531	$10,656	$10,560
08/31/16	$10,521	$10,644	$10,556
09/30/16	$10,551	$10,638	$10,585
10/31/16	$10,429	$10,556	$10,473
11/30/16	$10,399	$10,307	$10,429
12/31/16	$10,486	$10,321	$10,536
01/31/17	$10,611	$10,341	$10,645
02/28/17	$10,745	$10,411	$10,791
03/31/17	$10,766	$10,405	$10,811
04/30/17	$10,859	$10,486	$10,901
05/31/17	$10,953	$10,567	$10,993
06/30/17	$10,953	$10,556	$11,000
07/31/17	$11,087	$10,601	$11,127
08/31/17	$11,129	$10,696	$11,174
09/30/17	$11,191	$10,645	$11,227
10/31/17	$11,263	$10,652	$11,299
11/30/17	$11,346	$10,638	$11,381
12/31/17	$11,422	$10,687	$11,460
01/31/18	$11,550	$10,564	$11,590
02/28/18	$11,315	$10,464	$11,364
03/31/18	$11,315	$10,531	$11,343
04/30/18	$11,315	$10,452	$11,359
05/31/18	$11,401	$10,527	$11,437
06/30/18	$11,411	$10,514	$11,449
07/31/18	$11,528	$10,516	$11,560
08/31/18	$11,624	$10,584	$11,668
09/30/18	$11,603	$10,516	$11,637
10/31/18	$11,273	$10,433	$11,305
11/30/18	$11,369	$10,495	$11,401
12/31/18	$11,136	$10,688	$11,163
01/31/19	$11,570	$10,801	$11,594
02/28/19	$11,692	$10,795	$11,719
03/31/19	$11,848	$11,003	$11,874
04/30/19	$11,992	$11,005	$12,023
05/31/19	$11,836	$11,201	$11,866
06/30/19	$12,170	$11,341	$12,194
07/31/19	$12,192	$11,366	$12,228
08/31/19	$12,237	$11,661	$12,269
09/30/19	$12,303	$11,599	$12,325
10/31/19	$12,426	$11,634	$12,458
11/30/19	$12,526	$11,628	$12,561
12/31/19	$12,693	$11,620	$12,732
01/31/20	$12,739	$11,843	$12,787
02/29/20	$12,463	$12,056	$12,498
03/31/20	$11,705	$11,985	$11,737
04/30/20	$12,291	$12,198	$12,312
05/31/20	$12,555	$12,255	$12,572
06/30/20	$12,739	$12,332	$12,751
07/31/20	$13,072	$12,517	$13,091
08/31/20	$13,348	$12,416	$13,376
09/30/20	$13,176	$12,409	$13,200
10/31/20	$13,049	$12,353	$13,073
11/30/20	$13,692	$12,475	$13,729
12/31/20	$13,994	$12,492	$14,025
01/31/21	$13,959	$12,402	$14,007
02/28/21	$14,041	$12,223	$14,090
03/31/21	$14,169	$12,071	$14,204
04/30/21	$14,461	$12,166	$14,508
05/31/21	$14,578	$12,206	$14,625
06/30/21	$14,671	$12,291	$14,720
07/31/21	$14,835	$12,429	$14,883
08/31/21	$14,835	$12,405	$15,000
09/30/21	$14,566	$12,298	$14,733
10/31/21	$14,846	$12,294	$15,007
11/30/21	$14,706	$12,331	$14,876
12/31/21	$14,956	$12,299	$15,136
01/31/22	$14,545	$12,034	$14,703
02/28/22	$14,383	$11,900	$14,556
03/31/22	$14,321	$11,569	$14,506
04/30/22	$13,748	$11,130	$13,933
05/31/22	$13,785	$11,202	$13,941
06/30/22	$13,188	$11,026	$13,338
07/31/22	$13,760	$11,296	$13,911
08/31/22	$13,350	$10,977	$13,527
09/30/22	$12,577	$10,502	$12,736
10/31/22	$12,851	$10,366	$13,012
11/30/22	$13,399	$10,748	$13,522
12/31/22	$13,133	$10,699	$13,300
01/31/23	$13,670	$11,028	$13,828
02/28/23	$13,382	$10,743	$13,545
03/31/23	$13,657	$11,016	$13,812
04/30/23	$13,748	$11,083	$13,914
05/31/23	$13,591	$10,962	$13,762
06/30/23	$13,853	$10,923	$14,014
07/31/23	$14,063	$10,915	$14,236
08/31/23	$13,892	$10,846	$14,072
09/30/23	$13,565	$10,570	$13,739
10/31/23	$13,356	$10,403	$13,521
11/30/23	$14,023	$10,874	$14,205
12/31/23	$14,539	$11,291	$14,738
01/31/24	$14,525	$11,260	$14,729
02/29/24	$14,649	$11,101	$14,844
03/31/24	$14,870	$11,203	$15,082
04/30/24	$14,539	$10,920	$14,756
05/31/24	$14,884	$11,105	$15,078
06/30/24	$15,021	$11,210	$15,240
07/31/24	$15,338	$11,472	$15,553
08/31/24	$15,600	$11,637	$15,823
09/30/24	$15,848	$11,793	$16,076
10/31/24	$15,545	$11,500	$15,783
11/30/24	$15,835	$11,622	$16,061
12/31/24	$15,567	$11,432	$15,798

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSFNX	7.07%	4.17%	4.52%
Bloomberg U.S. Aggregate Index	1.25%	(0.33%)	1.35%
State Street Target Retirement Composite Index	7.19%	4.41%	4.68%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$628,258,668
  Number of Portfolio Holdings11
  Portfolio Turnover Rate17%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Holdings

Holdings	%
State Street Aggregate Bond Index Portfolio	20.1%
SPDR Bloomberg 1-10 Year TIPS ETF	18.1%
SPDR Portfolio Short Term Treasury ETF	15.9%
State Street Equity 500 Index II Portfolio	15.4%
State Street Global All Cap Equity ex-U.S. Index Portfolio	11.5%
SPDR Bloomberg High Yield Bond ETF	7.0%
SPDR Dow Jones Global Real Estate ETF	5.0%
SPDR Portfolio Short Term Corporate Bond ETF	4.0%
State Street Small/Mid Cap Equity Index Portfolio	2.9%

Asset Allocation

Asset Type	%
Domestic Fixed Income	47.0%
Domestic Equity	18.3%
Inflation Linked	18.1%
International Equity	11.5%
Real Estate	5.0%
Short-Term Investments	0.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SSFNX

State Street Target Retirement Fund

Class K: SSFOX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Target Retirement Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$0	0.00%

Due to the Fund waiving acquired fund fees, the waiver exceeded total fund expenses.

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Equity 500 Index II Portfolio which returned approximately 25% for the reporting period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Equity 500 Index II Portfolio, the SPDR Portfolio Short Term Treasury ETF (SPTS), and the State Street Global Equity ex-US Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSFOX	Bloomberg U.S. Aggregate Index	State Street Target Retirement Composite Index
12/31/14	$10,000	$10,000	$10,000
01/31/15	$10,080	$10,210	$10,077
02/28/15	$10,219	$10,114	$10,214
03/31/15	$10,179	$10,161	$10,178
04/30/15	$10,229	$10,124	$10,249
05/31/15	$10,229	$10,100	$10,244
06/30/15	$10,110	$9,990	$10,113
07/31/15	$10,160	$10,059	$10,177
08/31/15	$9,920	$10,045	$9,916
09/30/15	$9,811	$10,113	$9,826
10/31/15	$10,090	$10,114	$10,105
11/30/15	$10,040	$10,088	$10,054
12/31/15	$9,951	$10,055	$9,957
01/31/16	$9,798	$10,193	$9,817
02/29/16	$9,829	$10,266	$9,844
03/31/16	$10,154	$10,360	$10,180
04/30/16	$10,226	$10,400	$10,258
05/31/16	$10,246	$10,402	$10,269
06/30/16	$10,368	$10,589	$10,366
07/31/16	$10,521	$10,656	$10,560
08/31/16	$10,510	$10,644	$10,556
09/30/16	$10,551	$10,638	$10,585
10/31/16	$10,429	$10,556	$10,473
11/30/16	$10,388	$10,307	$10,429
12/31/16	$10,476	$10,321	$10,536
01/31/17	$10,600	$10,341	$10,645
02/28/17	$10,745	$10,411	$10,791
03/31/17	$10,766	$10,405	$10,811
04/30/17	$10,849	$10,486	$10,901
05/31/17	$10,942	$10,567	$10,993
06/30/17	$10,953	$10,556	$11,000
07/31/17	$11,077	$10,601	$11,127
08/31/17	$11,129	$10,696	$11,174
09/30/17	$11,181	$10,645	$11,227
10/31/17	$11,243	$10,652	$11,299
11/30/17	$11,326	$10,638	$11,381
12/31/17	$11,401	$10,687	$11,460
01/31/18	$11,529	$10,564	$11,590
02/28/18	$11,306	$10,464	$11,364
03/31/18	$11,295	$10,531	$11,343
04/30/18	$11,295	$10,452	$11,359
05/31/18	$11,380	$10,527	$11,437
06/30/18	$11,391	$10,514	$11,449
07/31/18	$11,508	$10,516	$11,560
08/31/18	$11,614	$10,584	$11,668
09/30/18	$11,582	$10,516	$11,637
10/31/18	$11,252	$10,433	$11,305
11/30/18	$11,348	$10,495	$11,401
12/31/18	$11,116	$10,688	$11,163
01/31/19	$11,560	$10,801	$11,594
02/28/19	$11,672	$10,795	$11,719
03/31/19	$11,827	$11,003	$11,874
04/30/19	$11,983	$11,005	$12,023
05/31/19	$11,827	$11,201	$11,866
06/30/19	$12,150	$11,341	$12,194
07/31/19	$12,183	$11,366	$12,228
08/31/19	$12,216	$11,661	$12,269
09/30/19	$12,283	$11,599	$12,325
10/31/19	$12,405	$11,634	$12,458
11/30/19	$12,516	$11,628	$12,561
12/31/19	$12,672	$11,620	$12,732
01/31/20	$12,730	$11,843	$12,787
02/29/20	$12,454	$12,056	$12,498
03/31/20	$11,684	$11,985	$11,737
04/30/20	$12,270	$12,198	$12,312
05/31/20	$12,546	$12,255	$12,572
06/30/20	$12,718	$12,332	$12,751
07/31/20	$13,052	$12,517	$13,091
08/31/20	$13,327	$12,416	$13,376
09/30/20	$13,155	$12,409	$13,200
10/31/20	$13,040	$12,353	$13,073
11/30/20	$13,683	$12,475	$13,729
12/31/20	$13,976	$12,492	$14,025
01/31/21	$13,953	$12,402	$14,007
02/28/21	$14,034	$12,223	$14,090
03/31/21	$14,151	$12,071	$14,204
04/30/21	$14,455	$12,166	$14,508
05/31/21	$14,572	$12,206	$14,625
06/30/21	$14,665	$12,291	$14,720
07/31/21	$14,828	$12,429	$14,883
08/31/21	$14,945	$12,405	$15,000
09/30/21	$14,677	$12,298	$14,733
10/31/21	$14,957	$12,294	$15,007
11/30/21	$14,817	$12,331	$14,876
12/31/21	$15,083	$12,299	$15,136
01/31/22	$14,671	$12,034	$14,703
02/28/22	$14,508	$11,900	$14,556
03/31/22	$14,446	$11,569	$14,506
04/30/22	$13,859	$11,130	$13,933
05/31/22	$13,896	$11,202	$13,941
06/30/22	$13,297	$11,026	$13,338
07/31/22	$13,884	$11,296	$13,911
08/31/22	$13,472	$10,977	$13,527
09/30/22	$12,685	$10,502	$12,736
10/31/22	$12,973	$10,366	$13,012
11/30/22	$13,509	$10,748	$13,522
12/31/22	$13,256	$10,699	$13,300
01/31/23	$13,794	$11,028	$13,828
02/28/23	$13,505	$10,743	$13,545
03/31/23	$13,781	$11,016	$13,812
04/30/23	$13,873	$11,083	$13,914
05/31/23	$13,729	$10,962	$13,762
06/30/23	$13,978	$10,923	$14,014
07/31/23	$14,202	$10,915	$14,236
08/31/23	$14,031	$10,846	$14,072
09/30/23	$13,703	$10,570	$13,739
10/31/23	$13,492	$10,403	$13,521
11/30/23	$14,162	$10,874	$14,205
12/31/23	$14,683	$11,291	$14,738
01/31/24	$14,683	$11,260	$14,729
02/29/24	$14,808	$11,101	$14,844
03/31/24	$15,029	$11,203	$15,082
04/30/24	$14,697	$10,920	$14,756
05/31/24	$15,043	$11,105	$15,078
06/30/24	$15,195	$11,210	$15,240
07/31/24	$15,514	$11,472	$15,553
08/31/24	$15,777	$11,637	$15,823
09/30/24	$16,026	$11,793	$16,076
10/31/24	$15,721	$11,500	$15,783
11/30/24	$16,026	$11,622	$16,061
12/31/24	$15,750	$11,432	$15,798

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSFOX	7.26%	4.44%	4.65%
Bloomberg U.S. Aggregate Index	1.25%	(0.33%)	1.35%
State Street Target Retirement Composite Index	7.19%	4.41%	4.68%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$628,258,668
  Number of Portfolio Holdings11
  Portfolio Turnover Rate17%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Holdings

Holdings	%
State Street Aggregate Bond Index Portfolio	20.1%
SPDR Bloomberg 1-10 Year TIPS ETF	18.1%
SPDR Portfolio Short Term Treasury ETF	15.9%
State Street Equity 500 Index II Portfolio	15.4%
State Street Global All Cap Equity ex-U.S. Index Portfolio	11.5%
SPDR Bloomberg High Yield Bond ETF	7.0%
SPDR Dow Jones Global Real Estate ETF	5.0%
SPDR Portfolio Short Term Corporate Bond ETF	4.0%
State Street Small/Mid Cap Equity Index Portfolio	2.9%

Asset Allocation

Asset Type	%
Domestic Fixed Income	47.0%
Domestic Equity	18.3%
Inflation Linked	18.1%
International Equity	11.5%
Real Estate	5.0%
Short-Term Investments	0.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SSFOX

State Street Treasury Obligations Money Market Fund

TAQXX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Treasury Obligations Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can request additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information by contacting us at 1-866-392-0869.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Treasury Obligations Money Market Fund	$8	0.08%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$4,942,726,075
  Number of Portfolio Holdings105
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
FICCBA Tri Party Repo, 4.46%, due 01/02/25	4.6%
FICCJP Tri Party Repo, 4.46%, due 01/02/25	4.2%
Federal Reserve Band NY Tri Party, 4.25%, due 01/02/25	3.9%
FICCUB Bi Party Repo, 4.48%, due 01/02/25	3.5%
U.S. Treasury Floating Rate Notes, 4.48%, due 10/31/26	3.2%
U.S. Treasury Bills, 5.08%, due 01/09/25	2.1%
U.S. Treasury Bills, 4.45%, due 02/25/25	2.0%
U.S. Treasury Bills, 4.99%, due 01/23/25	2.0%
U.S. Treasury Bills, 4.99%, due 01/16/25	1.9%
U.S. Treasury Floating Rate Notes, 4.46%, due 07/31/26	1.9%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	40.1%
8 to 30 Days	13.6%
31 to 60 Days	8.2%
61 to 90 Days	6.5%
91 to 180 Days	17.9%
Over 180 Days	9.1%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

You can request additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information by contacting us at 1-866-392-0869.

TSR AR TAQXX

(b)	Not Applicable to the Registrant.

Item 2. Code of Ethics.

As of the end of the period covered by this report, State Street Institutional Investment Trust (the “Trust” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code”). That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote: (1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) full, fair, accurate, timely and understandable disclosure in reports and documents that the Registrant files with, or submits to, the U.S. Securities Exchange Commission (the “SEC”) and in other public communications made by the Registrant; (3) compliance with applicable laws and governmental rules and regulations; (4) the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and (5) accountability for adherence to the Code. For the period covered by the report, the Code was combined with other mutual funds advised by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). The Registrant has not made any amendments to the Code that relates to any element of the code of ethics definition set forth in Item 2(b) of Form N-CSR during the covered period. The Registrant has not granted any waivers from any provisions of the Code during the covered period. A copy of the Code is filed as Exhibit 19(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Trust’s Board of Trustees (the “Board”) has determined that the Trust has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its audit committee (the “Audit Committee”): Mr. George M. Pereira, Mr. Mark E. Swanson and Ms. Donna M. Rapaccioli. Each of the “audit committee financial experts” is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or the Board.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended December 31, 2024 and December 31, 2023, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP (“EY”), the Trust’s principal accountant, for the audit of the Trust’s annual financial statements or services normally provided by E&Y in connection with the Trust’s statutory and regulatory filings and engagements were $755,220 and $718,245, respectively.

(b)	Audit-Related Fees

For the fiscal years ended December 31, 2024 and December 31, 2023, there were no fees for assurance and related services by EY reasonably related to the performance of the audit of the Trust’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

For the fiscal years ending December 31, 2024 and December 31, 2023 the aggregate tax fees billed for professional services rendered by EY for the review of year-end distribution requirements were $68,458 and $67,088, respectively.

(d)	All Other Fees

For the fiscal years ended December 31, 2024 and December 31, 2023, there were no fees billed for professional services rendered by EY for products and services provided by EY to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended December 31, 2024 and December 31, 2023, the aggregate fees for professional services rendered by EY for products and services provided by EY to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee were approximately $9,556,710 and $9,540,002, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Trust’s Audit Committee Charter states the following with respect to pre-approval procedures:

The Audit Committee shall have the following duties and powers:

•

To pre-approve engagements by a Trust’s independent auditor for non-audit services to be rendered to the Trust’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust’s, if the engagement relates directly to the operations and financial reporting of the Trust’s;

•

To establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraph (b) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member or members of the Audit Committee, subject to the requirement that the decision of any member to whom authority is delegated to pre-approve an activity shall be presented to the full Audit Committee at its next scheduled meeting;

Alternate Pre-Approval Procedure:

•

The Chairperson, or a Co-Chairperson, of the Audit Committee is authorized to pre-approve any engagement involving the Trust’s independent auditors to the same extent as the Audit Committee. Any pre-approval decision by the Chairperson, or a Co-Chairperson, under the foregoing authority shall be presented to the Audit Committee at its next scheduled meeting.

(e)(2)	Percentage of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable.

(g)	Total Fees Paid By Adviser and Certain Affiliates

For the fiscal years ended December 31, 2024 and December 31, 2023, the aggregate non-audit fees billed by EY for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were approximately $36,700,000 and $39,000,000, respectively.

(h)

EY notified the Trust’s Audit Committee of all non-audit services that were rendered by EY to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust’s Audit Committee to consider whether such services were compatible with maintaining EY’s independence.

(i)	Not applicable to the Registrant.

(j)	Not applicable to the Registrant.

Item 5. Audit Committees of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	Schedules of Investments are included as part of the reports to shareholders filed under Item 7(a) of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)	The Registrant’s Financial Statements are attached herewith.

(b)	The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Annual Financial Statements and Other Information
December 31, 2024
State Street Institutional Investment Trust
State Street Equity 500 Index Fund
State Street Equity 500 Index II Portfolio
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-647-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding  Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not applicable

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

ASSETS
Investment in affiliated State Street Equity 500 Index II Portfolio	$8,863,712,123
Receivable for investments sold	22,072,841
Receivable for fund shares sold	6,419,676
Receivable from Adviser	738,386
Prepaid expenses and other assets	8,378
TOTAL ASSETS	8,892,951,404
LIABILITIES
Payable for fund shares repurchased	28,488,642
Advisory fee payable	151,803
Custodian fees payable	11,560
Administration fees payable	373,847
Distribution fees payable	72,516
Transfer agent fees payable	45,388
Sub-transfer agent fee payable	73,041
Registration and filing fees payable	139,360
Professional fees payable	27,959
Printing and postage fees payable	62,020
Accrued expenses and other liabilities	9,454
TOTAL LIABILITIES	29,455,590
NET ASSETS	$8,863,495,814
NET ASSETS CONSIST OF:
Paid-in capital	$6,255,334,245
Total distributable earnings (loss)	2,608,161,569
NET ASSETS	$8,863,495,814
Administrative Shares
Net Assets	$179,564,220
Shares Outstanding	409,283
Net asset value, offering and redemption price per share	$438.73
Service Shares
Net Assets	$12,099,024
Shares Outstanding	27,605
Net asset value, offering and redemption price per share	$438.30
Class R Shares
Net Assets	$38,881,741
Shares Outstanding	88,675
Net asset value, offering and redemption price per share	$438.47
Class A Shares
Net Assets	$116,589,563
Shares Outstanding	265,709
Net asset value, offering and redemption price per share	$438.79
Maximum sales charge	5.25%
Maximum offering price per share	$463.10
Class I Shares
Net Assets	$60,215,291
Shares Outstanding	137,193
Net asset value, offering and redemption price per share	$438.91
Class K Shares
Net Assets	$8,456,145,975
Shares Outstanding	19,266,641
Net asset value, offering and redemption price per share	$438.90
COST OF INVESTMENTS:
Investment in affiliated State Street Equity 500 Index II Portfolio	$6,215,535,299
Shares of affiliated State Street Equity 500 Index II Portfolio	16,681,181
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividend income from affiliated State Street Equity 500 Index II Portfolio	$141,897,512
EXPENSES
Advisory fee	1,318,640
Administration fees	3,296,601
Sub-transfer agent fee
Class A Shares	208,403
Class I Shares	40,446
Distribution fees
Administrative Shares	262,375
Service Shares	27,599
Class R Shares	228,912
Class A Shares	277,042
Custodian fees	45,980
Trustees’ fees and expenses	21,000
Transfer agent fees	162,819
Registration and filing fees	300,493
Professional fees	36,752
Printing and postage fees	132,516
Insurance expense	15,524
Miscellaneous expenses	30,086
TOTAL EXPENSES	6,405,188
Expenses waived/reimbursed by the Adviser	(5,242,865)
NET EXPENSES	1,162,323
NET INVESTMENT INCOME (LOSS)	$140,735,189
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment in affiliated State Street Equity 500 Index II Portfolio	(3,167,903)
Capital gain distributions from the State Street Equity 500 Index II Portfolio	25,417,402
Net realized gain (loss)	22,249,499
Net change in unrealized appreciation/depreciation on:
Investment in affiliated State Street Equity 500 Index II Portfolio	1,214,960,661
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,237,210,160
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,377,945,349
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/24	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$140,735,189	$73,107,433
Net realized gain (loss)	22,249,499	(11,914,126)
Net change in unrealized appreciation/depreciation	1,214,960,661	931,994,846
Net increase (decrease) in net assets resulting from operations	1,377,945,349	993,188,153
DISTRIBUTIONS TO SHAREHOLDERS:
Administrative Shares	(2,606,938)	(2,605,951)
Service Shares	(163,168)	(181,355)
Class R Shares	(386,917)	(394,929)
Class A Shares	(1,392,376)	(1,226,994)
Class I Shares	(917,785)	(821,497)
Class K Shares	(135,462,129)	(84,393,184)
Total distributions to shareholders	(140,929,313)	(89,623,910)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administrative Shares
Proceeds from shares sold	8,257,087	6,468,640
Reinvestment of distributions	2,606,938	2,605,951
Cost of shares redeemed	(29,572,694)	(19,244,394)
Net increase (decrease) from capital share transactions	(18,708,669)	(10,169,803)
Service Shares
Proceeds from shares sold	2,889,559	5,084,470
Reinvestment of distributions	163,168	181,355
Cost of shares redeemed	(5,327,992)	(1,393,570)
Net increase (decrease) from capital share transactions	(2,275,265)	3,872,255
Class R Shares
Proceeds from shares sold	5,281,712	5,461,120
Reinvestment of distributions	386,917	394,929
Cost of shares redeemed	(8,607,369)	(5,100,902)
Net increase (decrease) from capital share transactions	(2,938,740)	755,147
Class A Shares
Proceeds from shares sold	19,305,458	11,711,596
Reinvestment of distributions	1,386,501	1,221,325
Cost of shares redeemed	(18,188,653)	(13,315,303)
Net increase (decrease) from capital share transactions	2,503,306	(382,382)
Class I Shares
Proceeds from shares sold	19,974,677	26,372,758
Reinvestment of distributions	917,785	821,497
Cost of shares redeemed	(24,447,723)	(16,254,796)
Net increase (decrease) from capital share transactions	(3,555,261)	10,939,459
Class K Shares
Proceeds from shares sold	3,017,613,919	1,363,780,660
Reinvestment of distributions	134,379,264	83,531,258
Cost of shares redeemed	(673,915,322)	(603,688,635)
Net increase (decrease) from capital share transactions	2,478,077,861	843,623,283
Net increase (decrease) in net assets from beneficial interest transactions	2,453,103,232	848,637,959
Net increase (decrease) in net assets during the period	3,690,119,268	1,752,202,202
Net assets at beginning of period	5,173,376,546	3,421,174,344
NET ASSETS AT END OF PERIOD	$8,863,495,814	$5,173,376,546
SHARES OF BENEFICIAL INTEREST:
Administrative Shares
Shares sold	20,055	19,901
Reinvestment of distributions	5,789	7,302
Shares redeemed	(72,568)	(59,572)
Net increase (decrease) from share transactions	(46,724)	(32,369)
Service Shares
Shares sold	7,071	15,174
Reinvestment of distributions	363	509
Shares redeemed	(13,617)	(4,289)
Net increase (decrease) from share transactions	(6,183)	11,394
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Year Ended 12/31/24	Year Ended 12/31/23
Class R Shares
Shares sold	13,277	16,698
Reinvestment of distributions	860	1,107
Shares redeemed	(20,915)	(16,371)
Net increase (decrease) from share transactions	$(6,778)	$1,434
Class A Shares
Shares sold	48,448	36,270
Reinvestment of distributions	3,079	3,422
Shares redeemed	(43,485)	(40,903)
Net increase (decrease) from share transactions	8,042	(1,211)
Class I Shares
Shares sold	48,885	80,385
Reinvestment of distributions	2,037	2,301
Shares redeemed	(62,407)	(49,768)
Net increase (decrease) from share transactions	(11,485)	32,918
Class K Shares
Shares sold	7,103,138	4,203,635
Reinvestment of distributions	298,322	233,981
Shares redeemed	(1,646,203)	(1,845,044)
Net increase (decrease) from share transactions	5,755,257	2,592,572
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administrative Shares
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)
Net asset value, beginning of period	$356.58	$287.43	$358.78	$286.86	$247.00
Income (loss) from investment operations:
Net investment income (loss) (b)	6.11	4.53	2.18	3.57	3.58
Net realized and unrealized gain (loss)	82.50	70.44	(67.90)	77.70	41.19
Total from investment operations	88.61	74.97	(65.72)	81.27	44.77
Contribution from affiliates	—	—	0.13	—	—
Distributions to shareholders from:
Net investment income	(6.46)	(4.61)	(2.69)	(4.40)	(4.11)
Net realized gains	—	(1.21)	(3.07)	(4.95)	(0.80)
Total distributions	(6.46)	(5.82)	(5.76)	(9.35)	(4.91)
Net asset value, end of period	$438.73	$356.58	$287.43	$358.78	$286.86
Total return (c)	24.80%	26.08%	(18.28)%(d)	28.32%	18.14%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$179,564	$162,604	$140,376	$231,075	$246,181
Ratios to Average Net Assets:
Total expenses (e)	0.23%	0.24%	0.23%	0.25%	0.26%
Net expenses (e)	0.15%	0.15%	0.15%	0.17%	0.17%
Net investment income (loss)	1.50%	1.41%	0.70%	1.09%	1.45%
Portfolio turnover rate (f)	4%	4%	2%	6%	6%
(a)	On April 17, 2020, the State Street Equity 500 Index Fund underwent a 1-for-10 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the affiliates had not made contributions during the year ended December 31, 2022, the total return would have been (18.32)%.
(e)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(f)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Service Shares
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)
Net asset value, beginning of period	$356.24	$287.16	$358.44	$286.59	$246.70
Income (loss) from investment operations:
Net investment income (loss) (b)	6.11	6.39	2.40	0.94	3.33
Net realized and unrealized gain (loss)	81.95	68.15	(68.34)	79.89	41.18
Total from investment operations	88.06	74.54	(65.94)	80.83	44.51
Contribution from affiliates	—	—	0.13	—	—
Distributions to shareholders from:
Net investment income	(6.00)	(4.25)	(2.40)	(4.03)	(3.82)
Net realized gains	—	(1.21)	(3.07)	(4.95)	(0.80)
Total distributions	(6.00)	(5.46)	(5.47)	(8.98)	(4.62)
Net asset value, end of period	$438.30	$356.24	$287.16	$358.44	$286.59
Total return (c)	24.68%	25.95%	(18.36)%(d)	28.19%	18.06%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,099	$12,036	$6,431	$8,134	$22,997
Ratios to Average Net Assets:
Total expenses (e)	0.33%	0.34%	0.33%	0.35%	0.36%
Net expenses (e)	0.25%	0.25%	0.25%	0.27%	0.27%
Net investment income (loss)	1.51%	1.97%	0.77%	0.29%	1.35%
Portfolio turnover rate (f)	4%	4%	2%	6%	6%
(a)	On April 17, 2020, the State Street Equity 500 Index Fund underwent a 1-for-10 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the affiliates had not made contributions during the year ended December 31, 2022, the total return would have been (18.40)%.
(e)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(f)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class R Shares
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)
Net asset value, beginning of period	$356.37	$287.26	$358.56	$286.68	$246.80
Income (loss) from investment operations:
Net investment income (loss) (b)	4.21	3.46	1.06	2.52	2.41
Net realized and unrealized gain (loss)	82.29	69.84	(68.05)	77.04	41.07
Total from investment operations	86.50	73.30	(66.99)	79.56	43.48
Contribution from affiliates	—	—	0.13	—	—
Distributions to shareholders from:
Net investment income	(4.40)	(2.98)	(1.37)	(2.73)	(2.80)
Net realized gains	—	(1.21)	(3.07)	(4.95)	(0.80)
Total distributions	(4.40)	(4.19)	(4.44)	(7.68)	(3.60)
Net asset value, end of period	$438.47	$356.37	$287.26	$358.56	$286.68
Total return (c)	24.24%	25.51%	(18.64)%(d)	27.74%	17.63%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$38,882	$34,017	$27,008	$39,359	$35,839
Ratios to Average Net Assets:
Total expenses (e)	0.68%	0.69%	0.68%	0.70%	0.71%
Net expenses (e)	0.60%	0.60%	0.60%	0.62%	0.62%
Net investment income (loss)	1.04%	1.08%	0.34%	0.78%	0.98%
Portfolio turnover rate (f)	4%	4%	2%	6%	6%
(a)	On April 17, 2020, the State Street Equity 500 Index Fund underwent a 1-for-10 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the affiliates had not made contributions during the year ended December 31, 2022, the total return would have been (18.70)%.
(e)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(f)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class A Shares
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)
Net asset value, beginning of period	$356.63	$287.47	$358.82	$286.88	$247.00
Income (loss) from investment operations:
Net investment income (loss) (b)	5.28	3.73	1.67	3.49	3.20
Net realized and unrealized gain (loss)	82.02	70.16	(68.27)	76.69	40.72
Total from investment operations	87.30	73.89	(66.60)	80.18	43.92
Contribution from affiliates	—	—	0.13	—	—
Distributions to shareholders from:
Net investment income	(5.14)	(3.52)	(1.81)	(3.29)	(3.24)
Net realized gains	—	(1.21)	(3.07)	(4.95)	(0.80)
Total distributions	(5.14)	(4.73)	(4.88)	(8.24)	(4.04)
Net asset value, end of period	$438.79	$356.63	$287.47	$358.82	$286.88
Total return (c)	24.44%	25.70%	(18.52)%(d)	27.94%	17.79%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$116,590	$91,891	$74,420	$95,176	$67,324
Ratios to Average Net Assets:
Total expenses (e)	0.52%	0.54%	0.53%	0.55%	0.56%
Net expenses (e)	0.44%	0.45%	0.45%	0.47%	0.47%
Net investment income (loss)	1.30%	1.16%	0.54%	1.07%	1.29%
Portfolio turnover rate (f)	4%	4%	2%	6%	6%
(a)	On April 17, 2020, the State Street Equity 500 Index Fund underwent a 1-for-10 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the affiliates had not made contributions during the year ended December 31, 2022, the total return would have been (18.56)%.
(e)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(f)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I Shares
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)
Net asset value, beginning of period	$356.72	$287.54	$358.91	$286.96	$247.10
Income (loss) from investment operations:
Net investment income (loss) (b)	6.96	5.23	2.50	4.85	4.39
Net realized and unrealized gain (loss)	82.00	69.59	(68.38)	76.26	40.24
Total from investment operations	88.96	74.82	(65.88)	81.11	44.63
Contribution from affiliates	—	—	0.13	—	—
Distributions to shareholders from:
Net investment income	(6.77)	(4.43)	(2.55)	(4.21)	(3.97)
Net realized gains	—	(1.21)	(3.07)	(4.95)	(0.80)
Total distributions	(6.77)	(5.64)	(5.62)	(9.16)	(4.77)
Net asset value, end of period	$438.91	$356.72	$287.54	$358.91	$286.96
Total return (c)	24.89%	26.02%	(18.32)%(d)	28.25%	18.07%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$60,215	$53,036	$33,286	$38,162	$21,365
Ratios to Average Net Assets:
Total expenses (e)	0.16%	0.29%	0.28%	0.30%	0.31%
Net expenses (e)	0.08%	0.20%	0.20%	0.22%	0.22%
Net investment income (loss)	1.71%	1.62%	0.80%	1.47%	1.75%
Portfolio turnover rate (f)	4%	4%	2%	6%	6%
(a)	On April 17, 2020, the State Street Equity 500 Index Fund underwent a 1-for-10 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the affiliates had not made contributions during the year ended December 31, 2022, the total return would have been (18.36)%.
(e)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(f)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K Shares
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)
Net asset value, beginning of period	$356.72	$287.55	$358.92	$286.97	$247.10
Income (loss) from investment operations:
Net investment income (loss) (b)	8.93	5.73	3.53	5.43	5.92
Net realized and unrealized gain (loss)	80.39	69.80	(68.82)	76.42	39.30
Total from investment operations	89.32	75.53	(65.29)	81.85	45.22
Contribution from affiliates	—	—	0.13	—	—
Distributions to shareholders from:
Net investment income	(7.14)	(5.15)	(3.14)	(4.95)	(4.55)
Net realized gains	—	(1.21)	(3.07)	(4.95)	(0.80)
Total distributions	(7.14)	(6.36)	(6.21)	(9.90)	(5.35)
Net asset value, end of period	$438.90	$356.72	$287.55	$358.92	$286.97
Total return (c)	24.99%	26.26%	(18.15)%(d)	28.51%	18.32%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$8,456,146	$4,819,793	$3,139,654	$2,950,849	$1,779,491
Ratios to Average Net Assets:
Total expenses (e)	0.08%	0.09%	0.08%	0.10%	0.11%
Net expenses (e)	0.00%(f)	0.00%(f)	0.00%(f)	0.02%	0.02%
Net investment income (loss)	2.18%	1.77%	1.14%	1.65%	2.37%
Portfolio turnover rate (g)	4%	4%	2%	6%	6%
(a)	On April 17, 2020, the State Street Equity 500 Index Fund underwent a 1-for-10 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the affiliates had not made contributions during the year ended December 31, 2022, the total return would have been (18.19)%.
(e)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(f)	Amount is less than 0.005%.
(g)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2024

Security Description	Shares	Value
COMMON STOCKS — 98.8%
COMMUNICATION SERVICES — 9.3%
Alphabet, Inc. Class A	1,734,740	$328,386,282
Alphabet, Inc. Class C	1,412,840	269,061,250
AT&T, Inc.	2,139,640	48,719,603
Charter Communications, Inc. Class A (a)	28,600	9,803,222
Comcast Corp. Class A	1,129,766	42,400,118
Electronic Arts, Inc.	70,779	10,354,968
Fox Corp. Class A	70,066	3,403,806
Fox Corp. Class B	38,800	1,774,712
Interpublic Group of Cos., Inc.	110,466	3,095,257
Live Nation Entertainment, Inc. (a)(b)	45,600	5,905,200
Match Group, Inc. (a)(b)	75,900	2,482,689
Meta Platforms, Inc. Class A	647,293	378,996,524
Netflix, Inc. (a)	127,104	113,290,337
News Corp. Class A	111,288	3,064,872
News Corp. Class B (b)	30,121	916,582
Omnicom Group, Inc. (b)	57,591	4,955,130
Paramount Global Class B	196,181	2,052,053
Take-Two Interactive Software, Inc. (a)	48,000	8,835,840
T-Mobile U.S., Inc.	144,175	31,823,748
Verizon Communications, Inc.	1,255,215	50,196,048
Walt Disney Co.	540,264	60,158,396
Warner Bros Discovery, Inc. (a)	656,478	6,938,972
		1,386,615,609
CONSUMER DISCRETIONARY — 11.1%
Airbnb, Inc. Class A (a)	129,500	17,017,595
Amazon.com, Inc. (a)	2,779,000	609,684,810
Aptiv PLC (a)	78,219	4,730,685
AutoZone, Inc. (a)	5,076	16,253,352
Best Buy Co., Inc.	57,806	4,959,755
Booking Holdings, Inc.	9,824	48,809,758
BorgWarner, Inc.	66,977	2,129,199
Caesars Entertainment, Inc. (a)(b)	63,700	2,128,854
CarMax, Inc. (a)	45,903	3,753,029
Carnival Corp. (a)	297,201	7,406,249
Chipotle Mexican Grill, Inc. (a)	402,900	24,294,870
Darden Restaurants, Inc.	34,371	6,416,722
Deckers Outdoor Corp. (a)	44,900	9,118,741
Domino's Pizza, Inc.	10,300	4,323,528
DR Horton, Inc.	86,297	12,066,047
eBay, Inc.	143,845	8,911,198
Expedia Group, Inc. (a)	36,634	6,826,013
Ford Motor Co.	1,148,838	11,373,496
Garmin Ltd.	45,240	9,331,202
General Motors Co.	330,723	17,617,614
Genuine Parts Co.	40,989	4,785,876
Hasbro, Inc.	38,597	2,157,958
Hilton Worldwide Holdings, Inc.	72,500	17,919,100
Home Depot, Inc.	294,702	114,636,131
Security Description	Shares	Value
Las Vegas Sands Corp. (b)	104,000	$5,341,440
Lennar Corp. Class A	71,106	9,696,725
LKQ Corp.	77,500	2,848,125
Lowe's Cos., Inc.	170,150	41,993,020
Lululemon Athletica, Inc. (a)	33,800	12,925,458
Marriott International, Inc. Class A	68,755	19,178,520
McDonald's Corp.	213,710	61,952,392
MGM Resorts International (a)(b)	71,300	2,470,545
Mohawk Industries, Inc. (a)	15,431	1,838,295
NIKE, Inc. Class B	353,506	26,749,799
Norwegian Cruise Line Holdings Ltd. (a)	129,400	3,329,462
NVR, Inc. (a)	910	7,442,799
O'Reilly Automotive, Inc. (a)	17,080	20,253,464
Pool Corp. (b)	11,300	3,852,622
PulteGroup, Inc.	61,062	6,649,652
Ralph Lauren Corp.	11,779	2,720,713
Ross Stores, Inc.	98,156	14,848,058
Royal Caribbean Cruises Ltd.	73,200	16,886,508
Starbucks Corp.	333,430	30,425,488
Tapestry, Inc.	67,728	4,424,670
Tesla, Inc. (a)	829,200	334,864,128
TJX Cos., Inc.	337,874	40,818,558
Tractor Supply Co. (b)	158,630	8,416,908
Ulta Beauty, Inc. (a)	14,000	6,089,020
Wynn Resorts Ltd.	27,541	2,372,933
Yum! Brands, Inc.	82,702	11,095,300
		1,666,136,384
CONSUMER STAPLES — 5.4%
Altria Group, Inc.	502,029	26,251,096
Archer-Daniels-Midland Co.	140,732	7,109,781
Brown-Forman Corp. Class B (b)	53,952	2,049,097
Bunge Global SA	41,700	3,242,592
Campbell's Co.	57,982	2,428,286
Church & Dwight Co., Inc.	72,000	7,539,120
Clorox Co.	36,464	5,922,118
Coca-Cola Co.	1,151,000	71,661,260
Colgate-Palmolive Co.	240,423	21,856,855
Conagra Brands, Inc.	140,924	3,910,641
Constellation Brands, Inc. Class A	46,150	10,199,150
Costco Wholesale Corp.	131,455	120,448,273
Dollar General Corp.	64,713	4,906,540
Dollar Tree, Inc. (a)	59,426	4,453,384
Estee Lauder Cos., Inc. Class A	68,541	5,139,204
General Mills, Inc.	163,742	10,441,827
Hershey Co.	43,467	7,361,137
Hormel Foods Corp.	85,502	2,682,198
J.M. Smucker Co.	31,305	3,447,307
Kellanova	78,928	6,390,800
Kenvue, Inc.	563,502	12,030,768
Keurig Dr. Pepper, Inc.	331,300	10,641,356

See accompanying notes to financial statements.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Kimberly-Clark Corp.	99,127	$12,989,602
Kraft Heinz Co.	259,718	7,975,940
Kroger Co.	195,342	11,945,163
Lamb Weston Holdings, Inc.	42,300	2,826,909
McCormick & Co., Inc.	74,184	5,655,788
Molson Coors Beverage Co. Class B (b)	51,653	2,960,750
Mondelez International, Inc. Class A	393,015	23,474,786
Monster Beverage Corp. (a)	207,470	10,904,623
PepsiCo, Inc.	407,916	62,027,707
Philip Morris International, Inc.	463,312	55,759,599
Procter & Gamble Co.	698,626	117,124,649
Sysco Corp.	144,674	11,061,774
Target Corp.	136,172	18,407,731
Tyson Foods, Inc. Class A	84,144	4,833,231
Walgreens Boots Alliance, Inc. (b)	210,805	1,966,811
Walmart, Inc.	1,287,609	116,335,473
		816,363,326
ENERGY — 3.1%
APA Corp.	108,855	2,513,462
Baker Hughes Co.	292,279	11,989,285
Chevron Corp.	500,510	72,493,868
ConocoPhillips	389,904	38,666,780
Coterra Energy, Inc.	218,678	5,585,036
Devon Energy Corp.	184,273	6,031,255
Diamondback Energy, Inc.	55,100	9,027,033
EOG Resources, Inc.	167,271	20,504,079
EQT Corp.	174,800	8,060,028
Exxon Mobil Corp.	1,304,052	140,276,874
Halliburton Co.	259,767	7,063,065
Hess Corp.	81,357	10,821,295
Kinder Morgan, Inc.	568,150	15,567,310
Marathon Petroleum Corp.	98,441	13,732,519
Occidental Petroleum Corp.	198,073	9,786,787
ONEOK, Inc.	171,896	17,258,358
Phillips 66 Co.	123,173	14,033,100
Schlumberger NV	417,850	16,020,369
Targa Resources Corp.	64,500	11,513,250
Texas Pacific Land Corp.	5,500	6,082,780
Valero Energy Corp.	94,223	11,550,797
Williams Cos., Inc.	358,658	19,410,571
		467,987,901
FINANCIALS — 13.5%
Aflac, Inc.	148,306	15,340,773
Allstate Corp.	77,739	14,987,302
American Express Co.	164,812	48,914,553
American International Group, Inc.	189,501	13,795,673
Ameriprise Financial, Inc.	28,844	15,357,411
Aon PLC Class A	63,898	22,949,606
Apollo Global Management, Inc.	132,300	21,850,668
Arch Capital Group Ltd.	110,200	10,176,970
Security Description	Shares	Value
Arthur J Gallagher & Co.	74,300	$21,090,055
Assurant, Inc.	15,285	3,259,068
Bank of America Corp.	1,979,405	86,994,850
Bank of New York Mellon Corp.	217,094	16,679,332
Berkshire Hathaway, Inc. Class B (a)	544,084	246,622,395
Blackrock, Inc.	43,116	44,198,643
Blackstone, Inc.	216,600	37,346,172
Brown & Brown, Inc.	69,700	7,110,794
Capital One Financial Corp.	112,395	20,042,276
Cboe Global Markets, Inc.	30,800	6,018,320
Charles Schwab Corp.	450,104	33,312,197
Chubb Ltd.	110,553	30,545,794
Cincinnati Financial Corp.	46,009	6,611,493
Citigroup, Inc.	570,527	40,159,396
Citizens Financial Group, Inc.	131,900	5,771,944
CME Group, Inc.	105,963	24,607,787
Corpay, Inc. (a)	20,400	6,903,768
Discover Financial Services	73,828	12,789,224
Erie Indemnity Co. Class A	7,300	3,009,279
Everest Group Ltd.	12,700	4,603,242
FactSet Research Systems, Inc.	11,200	5,379,136
Fidelity National Information Services, Inc.	160,491	12,962,858
Fifth Third Bancorp	199,162	8,420,569
Fiserv, Inc. (a)	168,224	34,556,574
Franklin Resources, Inc. (b)	90,789	1,842,109
Global Payments, Inc.	74,868	8,389,708
Globe Life, Inc.	26,412	2,945,466
Goldman Sachs Group, Inc.	94,146	53,909,882
Hartford Financial Services Group, Inc.	86,167	9,426,670
Huntington Bancshares, Inc.	427,391	6,953,652
Intercontinental Exchange, Inc.	168,885	25,165,554
Invesco Ltd.	132,411	2,314,544
Jack Henry & Associates, Inc.	21,400	3,751,420
JPMorgan Chase & Co.	835,643	200,311,983
KeyCorp	273,096	4,680,865
KKR & Co., Inc.	203,900	30,158,849
Loews Corp.	53,619	4,540,993
M&T Bank Corp.	49,145	9,239,751
MarketAxess Holdings, Inc.	11,100	2,509,044
Marsh & McLennan Cos., Inc.	144,719	30,739,763
Mastercard, Inc. Class A	244,151	128,562,592
MetLife, Inc.	173,070	14,170,972
Moody's Corp.	46,032	21,790,168
Morgan Stanley	371,927	46,758,662
MSCI, Inc.	23,100	13,860,231
Nasdaq, Inc.	121,725	9,410,560
Northern Trust Corp.	59,296	6,077,840
PayPal Holdings, Inc. (a)	300,845	25,677,121
PNC Financial Services Group, Inc.	116,975	22,558,629
Principal Financial Group, Inc.	62,665	4,850,898

See accompanying notes to financial statements.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Progressive Corp.	174,949	$41,919,530
Prudential Financial, Inc.	105,002	12,445,887
Raymond James Financial, Inc.	54,000	8,387,820
Regions Financial Corp.	266,246	6,262,106
S&P Global, Inc.	95,588	47,605,692
State Street Corp. (c)	87,878	8,625,226
Synchrony Financial	116,276	7,557,940
T. Rowe Price Group, Inc.	65,455	7,402,306
Travelers Cos., Inc.	67,106	16,165,164
Truist Financial Corp.	394,015	17,092,371
U.S. Bancorp	459,122	21,959,805
Visa, Inc. Class A	512,860	162,084,274
W.R. Berkley Corp.	88,450	5,176,094
Wells Fargo & Co.	997,203	70,043,539
Willis Towers Watson PLC	29,845	9,348,648
		2,015,042,450
HEALTH CARE — 10.0%
Abbott Laboratories	518,449	58,641,766
AbbVie, Inc.	528,380	93,893,126
Agilent Technologies, Inc.	85,893	11,538,866
Align Technology, Inc. (a)	20,700	4,316,157
Amgen, Inc.	160,554	41,846,795
Baxter International, Inc.	150,079	4,376,304
Becton Dickinson & Co.	85,056	19,296,655
Biogen, Inc. (a)	42,884	6,557,821
Bio-Techne Corp.	46,400	3,342,192
Boston Scientific Corp. (a)	440,557	39,350,551
Bristol-Myers Squibb Co.	611,575	34,590,682
Cardinal Health, Inc.	71,733	8,483,862
Cencora, Inc.	51,334	11,533,723
Centene Corp. (a)	154,804	9,378,026
Charles River Laboratories International, Inc. (a)	15,200	2,805,920
Cigna Group	82,241	22,710,030
Cooper Cos., Inc. (a)	58,600	5,387,098
CVS Health Corp.	370,094	16,613,520
Danaher Corp.	191,994	44,072,223
DaVita, Inc. (a)	13,828	2,067,977
Dexcom, Inc. (a)	117,900	9,169,083
Edwards Lifesciences Corp. (a)	177,230	13,120,337
Elevance Health, Inc.	68,219	25,165,989
Eli Lilly & Co.	234,572	181,089,584
GE HealthCare Technologies, Inc.	134,407	10,507,939
Gilead Sciences, Inc.	375,752	34,708,212
HCA Healthcare, Inc.	54,700	16,418,205
Henry Schein, Inc. (a)	37,300	2,581,160
Hologic, Inc. (a)	68,300	4,923,747
Humana, Inc.	35,390	8,978,797
IDEXX Laboratories, Inc. (a)	24,200	10,005,248
Incyte Corp. (a)	47,000	3,246,290
Insulet Corp. (a)	21,300	5,560,791
Intuitive Surgical, Inc. (a)	105,732	55,187,875
IQVIA Holdings, Inc. (a)	51,000	10,022,010
Security Description	Shares	Value
Johnson & Johnson	719,645	$104,075,060
Labcorp Holdings, Inc.	24,675	5,658,471
McKesson Corp.	38,152	21,743,206
Medtronic PLC	377,393	30,146,153
Merck & Co., Inc.	752,072	74,816,122
Mettler-Toledo International, Inc. (a)	6,200	7,586,816
Moderna, Inc. (a)	99,500	4,137,210
Molina Healthcare, Inc. (a)	17,200	5,006,060
Pfizer, Inc.	1,693,633	44,932,083
Quest Diagnostics, Inc.	32,742	4,939,458
Regeneron Pharmaceuticals, Inc. (a)	31,242	22,254,614
ResMed, Inc.	43,200	9,879,408
Revvity, Inc. (b)	36,286	4,049,880
Solventum Corp. (a)	40,689	2,687,915
STERIS PLC	29,000	5,961,240
Stryker Corp.	103,194	37,155,000
Teleflex, Inc.	13,900	2,473,922
Thermo Fisher Scientific, Inc.	113,812	59,208,417
UnitedHealth Group, Inc.	273,074	138,137,214
Universal Health Services, Inc. Class B	17,500	3,139,850
Vertex Pharmaceuticals, Inc. (a)	75,952	30,585,870
Viatris, Inc.	351,214	4,372,614
Waters Corp. (a)	17,450	6,473,601
West Pharmaceutical Services, Inc.	21,300	6,977,028
Zimmer Biomet Holdings, Inc.	59,925	6,329,878
Zoetis, Inc.	133,320	21,721,828
		1,495,937,479
INDUSTRIALS — 8.0%
3M Co.	161,658	20,868,431
A.O. Smith Corp.	35,300	2,407,813
Allegion PLC	25,496	3,331,817
AMETEK, Inc.	68,099	12,275,526
Automatic Data Processing, Inc.	122,052	35,728,282
Axon Enterprise, Inc. (a)	21,100	12,540,152
Boeing Co. (a)	224,990	39,823,230
Broadridge Financial Solutions, Inc.	34,300	7,754,887
Builders FirstSource, Inc. (a)	34,300	4,902,499
Carrier Global Corp.	246,979	16,858,787
Caterpillar, Inc.	144,124	52,282,422
CH Robinson Worldwide, Inc.	34,479	3,562,370
Cintas Corp.	100,764	18,409,583
Copart, Inc. (a)	257,700	14,789,403
CSX Corp.	570,465	18,408,906
Cummins, Inc.	40,370	14,072,982
Dayforce, Inc. (a)(b)	45,700	3,319,648
Deere & Co.	75,183	31,855,037
Delta Air Lines, Inc.	188,634	11,412,357
Dover Corp.	40,450	7,588,420
Eaton Corp. PLC	118,925	39,467,640

See accompanying notes to financial statements.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Emerson Electric Co.	168,479	$20,879,602
Equifax, Inc.	36,388	9,273,482
Expeditors International of Washington, Inc.	41,476	4,594,296
Fastenal Co.	168,516	12,117,986
FedEx Corp.	66,350	18,666,245
Fortive Corp.	103,049	7,728,675
GE Vernova, Inc.	83,380	27,426,183
Generac Holdings, Inc. (a)	17,700	2,744,385
General Dynamics Corp.	75,872	19,991,513
General Electric Co.	323,223	53,910,364
Honeywell International, Inc.	194,578	43,953,224
Howmet Aerospace, Inc.	120,086	13,133,806
Hubbell, Inc.	15,800	6,618,462
Huntington Ingalls Industries, Inc.	11,500	2,173,155
IDEX Corp.	22,300	4,667,167
Illinois Tool Works, Inc.	79,500	20,158,020
Ingersoll Rand, Inc.	118,687	10,736,426
Jacobs Solutions, Inc.	36,143	4,829,428
JB Hunt Transport Services, Inc.	23,700	4,044,642
Johnson Controls International PLC	196,508	15,510,376
L3Harris Technologies, Inc.	55,821	11,738,040
Leidos Holdings, Inc.	39,600	5,704,776
Lennox International, Inc.	9,500	5,788,350
Lockheed Martin Corp.	62,371	30,308,564
Masco Corp.	64,184	4,657,833
Nordson Corp.	16,000	3,347,840
Norfolk Southern Corp.	66,487	15,604,499
Northrop Grumman Corp.	40,425	18,971,048
Old Dominion Freight Line, Inc.	55,500	9,790,200
Otis Worldwide Corp.	117,889	10,917,700
PACCAR, Inc.	154,208	16,040,716
Parker-Hannifin Corp.	37,789	24,034,938
Paychex, Inc.	94,307	13,223,728
Paycom Software, Inc.	14,300	2,931,071
Pentair PLC	48,704	4,901,571
Quanta Services, Inc.	43,307	13,687,177
Republic Services, Inc.	60,089	12,088,705
Rockwell Automation, Inc.	33,426	9,552,817
Rollins, Inc.	82,625	3,829,669
RTX Corp.	397,201	45,964,100
Snap-on, Inc.	15,540	5,275,519
Southwest Airlines Co. (b)	176,259	5,925,828
Stanley Black & Decker, Inc.	45,357	3,641,714
Textron, Inc.	55,133	4,217,123
Trane Technologies PLC	66,384	24,518,930
TransDigm Group, Inc.	16,500	20,910,120
Uber Technologies, Inc. (a)	627,700	37,862,864
Union Pacific Corp.	182,098	41,525,628
United Airlines Holdings, Inc. (a)	96,800	9,399,280
United Parcel Service, Inc. Class B	215,491	27,173,415
Security Description	Shares	Value
United Rentals, Inc.	19,600	$13,807,024
Veralto Corp.	72,664	7,400,828
Verisk Analytics, Inc.	41,900	11,540,517
Waste Management, Inc.	107,435	21,679,309
Westinghouse Air Brake Technologies Corp.	51,566	9,776,398
WW Grainger, Inc.	13,057	13,762,731
Xylem, Inc.	71,458	8,290,557
		1,204,608,756
INFORMATION TECHNOLOGY — 32.1%
Accenture PLC Class A	186,518	65,615,167
Adobe, Inc. (a)	131,644	58,539,454
Advanced Micro Devices, Inc. (a)	480,494	58,038,870
Akamai Technologies, Inc. (a)	44,590	4,265,034
Amphenol Corp. Class A	354,380	24,611,691
Analog Devices, Inc.	149,861	31,839,468
ANSYS, Inc. (a)	25,700	8,669,381
Apple, Inc.	4,489,196	1,124,184,462
Applied Materials, Inc.	247,354	40,227,181
Arista Networks, Inc. (a)	311,400	34,419,042
Autodesk, Inc. (a)	63,406	18,740,911
Broadcom, Inc.	1,386,710	321,494,846
Cadence Design Systems, Inc. (a)	80,600	24,217,076
CDW Corp.	39,300	6,839,772
Cisco Systems, Inc.	1,181,490	69,944,208
Cognizant Technology Solutions Corp. Class A	145,841	11,215,173
Corning, Inc.	226,626	10,769,268
Crowdstrike Holdings, Inc. Class A (a)	70,800	24,224,928
Dell Technologies, Inc. Class C	96,500	11,120,660
Enphase Energy, Inc. (a)	39,800	2,733,464
EPAM Systems, Inc. (a)	16,800	3,928,176
F5, Inc. (a)	17,141	4,310,447
Fair Isaac Corp. (a)	7,200	14,334,696
First Solar, Inc. (a)	31,500	5,551,560
Fortinet, Inc. (a)	186,800	17,648,864
Gartner, Inc. (a)	22,700	10,997,469
Gen Digital, Inc.	159,360	4,363,277
GoDaddy, Inc. Class A (a)	41,500	8,190,855
Hewlett Packard Enterprise Co.	382,453	8,165,372
HP, Inc.	287,953	9,395,906
Intel Corp.	1,312,736	26,320,357
International Business Machines Corp.	274,395	60,320,253
Intuit, Inc.	83,337	52,377,305
Jabil, Inc.	33,400	4,806,260
Juniper Networks, Inc.	98,949	3,705,640
Keysight Technologies, Inc. (a)	51,400	8,256,382
KLA Corp.	39,532	24,909,904
Lam Research Corp.	383,570	27,705,261
Microchip Technology, Inc.	157,866	9,053,615

See accompanying notes to financial statements.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Micron Technology, Inc.	326,234	$27,455,854
Microsoft Corp.	2,208,058	930,696,447
Monolithic Power Systems, Inc.	14,300	8,461,310
Motorola Solutions, Inc.	49,072	22,682,551
NetApp, Inc.	60,514	7,024,465
NVIDIA Corp.	7,285,060	978,310,707
NXP Semiconductors NV	75,000	15,588,750
ON Semiconductor Corp. (a)	126,000	7,944,300
Oracle Corp.	476,535	79,409,792
Palantir Technologies, Inc. Class A (a)	616,800	46,648,584
Palo Alto Networks, Inc. (a)	195,000	35,482,200
PTC, Inc. (a)	35,300	6,490,611
QUALCOMM, Inc.	332,226	51,036,558
Roper Technologies, Inc.	31,565	16,409,065
Salesforce, Inc.	285,795	95,549,842
Seagate Technology Holdings PLC	61,824	5,336,030
ServiceNow, Inc. (a)	61,200	64,879,344
Skyworks Solutions, Inc.	47,000	4,167,960
Super Micro Computer, Inc. (a)(b)	144,800	4,413,504
Synopsys, Inc. (a)	45,100	21,889,736
TE Connectivity PLC	89,451	12,788,810
Teledyne Technologies, Inc. (a)	13,790	6,400,353
Teradyne, Inc.	48,000	6,044,160
Texas Instruments, Inc.	272,293	51,057,660
Trimble, Inc. (a)	71,900	5,080,454
Tyler Technologies, Inc. (a)	12,600	7,265,664
VeriSign, Inc. (a)	24,653	5,102,185
Western Digital Corp. (a)	110,253	6,574,386
Workday, Inc. Class A (a)	63,000	16,255,890
Zebra Technologies Corp. Class A (a)	15,200	5,870,544
		4,808,369,371
MATERIALS — 1.9%
Air Products & Chemicals, Inc.	65,402	18,969,196
Albemarle Corp. (b)	34,600	2,978,368
Amcor PLC	425,226	4,001,377
Avery Dennison Corp.	23,670	4,429,367
Ball Corp.	89,332	4,924,873
Celanese Corp.	32,200	2,228,562
CF Industries Holdings, Inc.	54,020	4,608,986
Corteva, Inc.	203,682	11,601,727
Dow, Inc.	206,248	8,276,732
DuPont de Nemours, Inc.	122,873	9,369,066
Eastman Chemical Co.	34,436	3,144,696
Ecolab, Inc.	74,500	17,456,840
FMC Corp.	36,678	1,782,918
Freeport-McMoRan, Inc.	422,740	16,097,939
International Flavors & Fragrances, Inc.	75,176	6,356,131
International Paper Co. (b)	100,903	5,430,599
Linde PLC	141,063	59,058,846
Security Description	Shares	Value
LyondellBasell Industries NV Class A	76,558	$5,685,963
Martin Marietta Materials, Inc.	17,945	9,268,593
Mosaic Co.	93,784	2,305,211
Newmont Corp.	337,633	12,566,700
Nucor Corp.	69,848	8,151,960
Packaging Corp. of America	26,200	5,898,406
PPG Industries, Inc.	68,654	8,200,720
Sherwin-Williams Co.	68,327	23,226,397
Smurfit WestRock PLC	145,136	7,817,025
Steel Dynamics, Inc.	42,200	4,813,754
Vulcan Materials Co.	38,871	9,998,787
		278,649,739
REAL ESTATE — 2.1%
Alexandria Real Estate Equities, Inc. REIT	45,800	4,467,790
American Tower Corp. REIT	137,418	25,203,835
AvalonBay Communities, Inc. REIT	41,769	9,187,927
BXP, Inc. REIT	42,746	3,178,593
Camden Property Trust REIT	31,400	3,643,656
CBRE Group, Inc. Class A (a)	88,667	11,641,091
CoStar Group, Inc. (a)	120,600	8,633,754
Crown Castle, Inc. REIT	127,858	11,604,392
Digital Realty Trust, Inc. REIT	95,300	16,899,549
Equinix, Inc. REIT	29,343	27,667,221
Equity Residential REIT	100,419	7,206,068
Essex Property Trust, Inc. REIT	19,245	5,493,293
Extra Space Storage, Inc. REIT	62,400	9,335,040
Federal Realty Investment Trust REIT	22,100	2,474,095
Healthpeak Properties, Inc. REIT	204,323	4,141,627
Host Hotels & Resorts, Inc. REIT	206,662	3,620,718
Invitation Homes, Inc. REIT	167,600	5,358,172
Iron Mountain, Inc. REIT	86,281	9,068,996
Kimco Realty Corp. REIT	198,353	4,647,411
Mid-America Apartment Communities, Inc. REIT	34,400	5,317,208
Prologis, Inc. REIT	272,422	28,795,005
Public Storage REIT	46,335	13,874,552
Realty Income Corp. REIT	256,200	13,683,642
Regency Centers Corp. REIT	48,100	3,556,033
SBA Communications Corp. REIT	31,600	6,440,080
Simon Property Group, Inc. REIT	90,180	15,529,898
UDR, Inc. REIT	88,300	3,833,103
Ventas, Inc. REIT	121,597	7,160,847
VICI Properties, Inc. REIT	308,100	8,999,601
Welltower, Inc. REIT	180,619	22,763,413
Weyerhaeuser Co. REIT	213,987	6,023,734
		309,450,344

See accompanying notes to financial statements.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
UTILITIES — 2.3%
AES Corp.	210,936	$2,714,747
Alliant Energy Corp.	75,500	4,465,070
Ameren Corp.	78,504	6,997,847
American Electric Power Co., Inc.	156,609	14,444,048
American Water Works Co., Inc.	57,300	7,133,277
Atmos Energy Corp.	45,700	6,364,639
CenterPoint Energy, Inc. (b)	191,776	6,085,052
CMS Energy Corp.	87,855	5,855,536
Consolidated Edison, Inc.	101,752	9,079,331
Constellation Energy Corp.	91,994	20,579,978
Dominion Energy, Inc.	246,866	13,296,203
DTE Energy Co.	60,945	7,359,109
Duke Energy Corp.	227,192	24,477,666
Edison International	113,614	9,070,942
Entergy Corp.	125,796	9,537,853
Evergy, Inc.	71,599	4,406,918
Eversource Energy	105,117	6,036,869
Exelon Corp.	294,184	11,073,086
FirstEnergy Corp.	150,793	5,998,546
NextEra Energy, Inc.	613,556	43,985,830
NiSource, Inc.	132,004	4,852,467
NRG Energy, Inc.	60,702	5,476,534
PG&E Corp.	668,300	13,486,294
Pinnacle West Capital Corp. (b)	33,404	2,831,657
PPL Corp.	217,019	7,044,437
Public Service Enterprise Group, Inc.	146,588	12,385,220
Sempra	186,324	16,344,341
Southern Co.	321,759	26,487,201
Vistra Corp.	101,100	13,938,657
WEC Energy Group, Inc. (b)	92,982	8,744,027
Xcel Energy, Inc.	179,551	12,123,283
		342,676,665
TOTAL COMMON STOCKS (Cost $8,935,958,428)		14,791,838,024

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 3.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (d) (e)	512,330,006	$512,330,006
State Street Navigator Securities Lending Portfolio II (c) (f)	10,688,113	10,688,113
TOTAL SHORT-TERM INVESTMENTS (Cost $523,018,119)		523,018,119
TOTAL INVESTMENTS — 102.3% (Cost $9,458,976,547)		15,314,856,143
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.3)%		(337,756,622)
NET ASSETS — 100.0%		$14,977,099,521
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2024.
(c)	The Portfolio invested in an affiliated entity. Amounts related to these investments during the year ended December 31, 2024 are shown in the Affiliate Table below.
(d)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2024.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At December 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	645	03/21/2025	$197,985,399	$191,427,844	$(6,557,555)

During the year ended December 31, 2024, the average notional value related to futures contracts was $353,352,883.
See accompanying notes to financial statements.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$14,791,838,024	$—	$—	$14,791,838,024
Short-Term Investments	523,018,119	—	—	523,018,119
TOTAL INVESTMENTS	$15,314,856,143	$—	$—	$15,314,856,143
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(6,557,555)	$—	$—	$(6,557,555)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(6,557,555)	$—	$—	$(6,557,555)

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Corp.	79,578	$6,164,112	$791,011	$—	$—	$1,670,103	87,878	$8,625,226	$170,297
State Street Institutional U.S. Government Money Market Fund, Class G Shares	311,391,880	311,391,880	1,889,449,055	1,688,510,929	—	—	512,330,006	512,330,006	18,711,254
State Street Navigator Securities Lending Portfolio II	12,138,606	12,138,606	203,268,390	204,718,883	—	—	10,688,113	10,688,113	18,134
Total		$329,694,598	$2,093,508,456	$1,893,229,812	$—	$1,670,103		$531,643,345	$18,899,685
See accompanying notes to financial statements.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

ASSETS
Investments in unaffiliated issuers, at value*	$14,783,212,798
Investments in affiliated issuers, at value	531,643,345
Total Investments	15,314,856,143
Net cash at broker	31,719,022
Cash	4,306
Receivable for investments sold	30,522,031
Receivable for fund shares sold	5,791,296
Dividends receivable — unaffiliated issuers	9,029,794
Dividends receivable — affiliated issuers	1,949,098
Securities lending income receivable — unaffiliated issuers	6,162
Securities lending income receivable — affiliated issuers	2,744
Receivable for foreign taxes recoverable	10,117
Prepaid expenses and other assets	16,254
TOTAL ASSETS	15,393,906,967
LIABILITIES
Payable upon return of securities loaned	10,688,113
Payable for fund shares repurchased	398,780,802
Payable to broker – accumulated variation margin on open futures contracts	6,555,796
Administration, custody, and transfer agent fees payable	459,121
Trustees’ fees and expenses payable	764
Registration and filing fees payable	122,282
Professional fees payable	53,270
Printing and postage fees payable	11,976
Accrued expenses and other liabilities	135,322
TOTAL LIABILITIES	416,807,446
NET ASSETS	$14,977,099,521
NET ASSETS CONSIST OF:
Paid-in capital	$9,204,700,086
Total distributable earnings (loss)	5,772,399,435
NET ASSETS	$14,977,099,521
NET ASSET VALUE PER SHARE
Net asset value per share	$531.36
Shares outstanding (unlimited amount authorized, no par value)	28,186,330
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$8,929,619,712
Investments in affiliated issuers	529,356,835
Total cost of investments	$9,458,976,547
* Includes investments in securities on loan, at value	$55,509,007
See accompanying notes to financial statements.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2024

INVESTMENT INCOME
Interest income — unaffiliated issuers	$817,606
Dividend income — unaffiliated issuers	167,663,950
Dividend income — affiliated issuers	18,881,551
Unaffiliated securities lending income	38,656
Affiliated securities lending income	18,134
Foreign taxes withheld	(41,934)
TOTAL INVESTMENT INCOME (LOSS)	187,377,963
EXPENSES
Administration, custody, and transfer agent fees	1,599,239
Trustees’ fees and expenses	102,921
Licensing and Registration Fees	189,386
Professional fees	114,860
Printing and postage fees	18,556
Insurance expense	31,672
Miscellaneous expenses	31,306
TOTAL EXPENSES	2,087,940
NET INVESTMENT INCOME (LOSS)	$185,290,023
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	44,369,603
Futures contracts	76,154,882
Net realized gain (loss)	120,524,485
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	2,412,720,519
Investments — affiliated issuers	1,670,103
Futures contracts	(15,307,363)
Net change in unrealized appreciation/depreciation	2,399,083,259
NET REALIZED AND UNREALIZED GAIN (LOSS)	2,519,607,744
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$2,704,897,767
See accompanying notes to financial statements.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/24	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$185,290,023	$153,356,110
Net realized gain (loss)	120,524,485	(18,541,765)
Net change in unrealized appreciation/depreciation	2,399,083,259	1,943,688,487
Net increase (decrease) in net assets resulting from operations	2,704,897,767	2,078,502,832
Distributions to shareholders	(290,137,138)	(150,747,246)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	3,341,585,240	1,990,976,911
Reinvestment of distributions	290,137,138	150,747,246
Cost of shares redeemed	(1,531,848,585)	(874,904,246)
Net increase (decrease) in net assets from beneficial interest transactions	2,099,873,793	1,266,819,911
Net increase (decrease) in net assets during the period	4,514,634,422	3,194,575,497
Net assets at beginning of period	10,462,465,099	7,267,889,602
NET ASSETS AT END OF PERIOD	$14,977,099,521	$10,462,465,099
SHARES OF BENEFICIAL INTEREST:
Shares sold	6,545,927	5,106,447
Reinvestment of distributions	537,719	348,218
Shares redeemed	(3,048,900)	(2,178,499)
Net increase (decrease) from share transactions	4,034,746	3,276,166
See accompanying notes to financial statements.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)
Net asset value, beginning of period	$433.20	$348.16	$432.09	$344.77	$302.40
Income (loss) from investment operations:
Net investment income (loss) (b)	7.32	6.81	6.02	5.30	5.44
Net realized and unrealized gain (loss)	101.09	84.54	(84.50)	92.75	49.45
Total from investment operations	108.41	91.35	(78.48)	98.05	54.89
Contribution from affiliates	—	—	0.00(c)	—	—
Distributions to shareholders from:
Net investment income	(7.77)	(6.31)	(3.73)	(5.07)	(5.28)
Net realized gains	(2.48)	—	(1.72)	(5.66)	(7.24)
Total distributions	(10.25)	(6.31)	(5.45)	(10.73)	(12.52)
Net asset value, end of period	$531.36	$433.20	$348.16	$432.09	$344.77
Total return (d)	24.99%	26.27%	(18.18)%	28.52%	18.30%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$14,977,100	$10,462,465	$7,267,890	$7,078,644	$4,732,247
Ratios to average net assets:
Total expenses	0.02%	0.02%	0.02%	0.02%	0.02%
Net expenses	0.02%	0.02%	0.02%	0.02%	0.02%
Net investment income (loss)	1.47%	1.74%	1.61%	1.34%	1.79%
Portfolio turnover rate	4%	4%	2%	6%	6%
(a)	On April 17, 2020, the State Street Equity 500 Index II Portfolio underwent a 1-for-20 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2024

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2024, the Trust consists of thirty (30) series (and corresponding classes, each of which have the same rights and privileges, including voting rights) each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board” and each member thereof, a “Trustee”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following Fund or Portfolio:
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Equity 500 Index Fund (the “Fund”)	Administrative Shares Service Shares Class A Shares Class I Shares Class K Shares Class R Shares	April 11, 2001 March 10, 2003 September 17, 2014 September 17, 2014 September 17, 2014 June 7, 2005	Diversified
State Street Equity 500 Index II Portfolio (the “Portfolio”)	N/A	August 11, 2014	Diversified
The Fund is part of a “master-feeder” structure, and it invests substantially all of its assets in the Portfolio as shown below. The Portfolio is a separate series of the Trust. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
Fund Name	Portfolio Name	Fund Ownership Interest in Portfolio at December 31, 2024
State Street Equity 500 Index Fund	State Street Equity 500 Index II Portfolio	59.18%
Class A shares are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a sales charge (as a percentage of offering price) and may be subject to a 1% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase.
Class I shares and Class K shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
The Fund and the Portfolio each have one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Fund’s and the Portfolio's investments in accordance with its investment objective. The Fund’s and the Portfolio's chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Fund’s and the Portfolio's Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Fund’s and the Portfolio's Total Return is utilized by the CODM to compare results, including the impact of the Fund’s and the Portfolio's costs, to the Fund’s and the Portfolio's competitors and to the Fund’s and the Portfolio's benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund and the Portfolio are investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investment in its Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed below:
The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio’s investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio's investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2024, is disclosed in the Portfolio’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends, if any, received in the form of stock are recorded as dividend income at fair value.
The Portfolio invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Portfolio’s policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gains distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund or Portfolio, are applied to that Fund or Portfolio within the Trust. Other expenses which cannot be attributed to a specific Fund or Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund and Portfolio within the Trust. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.    Derivative Financial Instruments
Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Portfolio's Schedule of Investments and cash deposited, if any, is included in Cash at broker on the Portfolio's Statement of Assets and Liabilities. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the year ended December 31, 2024, the Portfolio entered into futures contracts for cash equitization to reduce tracking error and to facilitate daily liquidity.
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

The following tables summarize the value of the Portfolio's derivative instruments as of December 31, 2024, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$6,555,796	$—	$6,555,796
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$76,154,882	$—	$76,154,882
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	(15,307,363)	$—	(15,307,363)
5.    Fees and Transactions with Affiliates
Advisory Fee
The Fund and Portfolio have entered into Investment Advisory Agreements with SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Fund pays the Adviser a fee at an annual rate of 0.02% of its average daily net assets. The Portfolio pays no investment advisory fees to SSGA FM.
SSGA FM is contractually obligated until April 30, 2025, separately with respect to each of the Fund and the Portfolio, (i) to waive up to the full amount of the advisory fee payable by the Fund or the Portfolio and/or (ii) to reimburse the Fund or the Portfolio to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.02% of average daily net assets of the Fund or Portfolio, respectively, on an annual basis.The expense limitation is inclusive of the allocation of expenses from the Portfolio. This waiver and/or reimbursement may not be terminated prior to April 30, 2025 except with approval of the Board.
In addition, SSGA FM has agreed to waive up to the portion of the management fee and/or expenses attributable to the Fund's or Portfolio's acquired fund fees and expenses (“AFFEs”), excluding AFFEs derived from the Fund’s or Portfolio's holdings in acquired funds for cash management purposes. This fee waiver and/or expense reimbursement may only be terminated with approval of the Fund’s or Portfolio's Board.
For the year ended December 31, 2024, SSGA FM reimbursed or waived the fees under these agreements as shown on the respective Statement of Operations.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator to the Fund. For its administration services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. For its services as custodian, the Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.
SSGA FM serves as administrator and State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

Distribution and Shareholder Servicing Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Administrative Shares, Service Shares, Class R Shares and Class A Shares and for services provided to Fund shareholders in such class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.15%, 0.25%, 0.60% and 0.25% of the Fund’s net assets attributable to its Administrative Shares, Service Shares, Class R Shares and Class A Shares, respectively. In addition to payments under the Plan, the Fund may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Other Transactions with Affiliates – Securities Lending
State Street, an affiliate of the Fund/Portfolio, acts as the securities lending agent for the Fund/Portfolio, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds is below a specified threshold across participating affiliated funds and portfolios, the Fund/Portfolio retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund and Portfolio retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended December 31, 2024, are disclosed in the Schedule of Investments.
6.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund and the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the year ended December 31, 2024 were as follows:
	Purchases	Sales
State Street Equity 500 Index II Portfolio	$2,639,610,247	$525,112,073
8.    Income Tax Information
The Fund and the Portfolio have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund and the Portfolio will not be subject to federal income taxes to the extent they distribute their taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

The Fund and Portfolio file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund's and Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, nontaxable dividend adjustments to income, REITs, futures contracts and wash sale loss deferrals.
The tax character of distributions paid during the year ended December 31, 2024, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Equity 500 Index Fund	$139,605,522	$1,323,791	$140,929,313
State Street Equity 500 Index II Portfolio	242,559,735	47,577,403	290,137,138
The tax character of distributions paid during the year ended December 31, 2023, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Equity 500 Index Fund	$ 73,827,894	$ 15,796,016	$ 89,623,910
State Street Equity 500 Index II Portfolio	150,747,246	—	150,747,246
At December 31, 2024, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street Equity 500 Index Fund	$166,808	$—	$25,321,141	$2,582,673,620	$2,608,161,569
State Street Equity 500 Index II Portfolio	—	—	22,955,921	5,749,443,514	5,772,399,435
As of December 31, 2024, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Equity 500 Index Fund	$6,281,038,503	$2,582,673,620	$—	$2,582,673,620
State Street Equity 500 Index II Portfolio	9,558,855,074	5,990,868,700	241,425,186	5,749,443,514
9.    Securities Lending
The Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
27

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Portfolio will bear the risk of loss of any cash collateral that it may invest. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2024, and the value of the invested cash collateral are disclosed in the Portfolio's Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolio's Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolio's Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Portfolio’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2024:
Portfolio	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street Equity 500 Index II Portfolio	$ 55,509,007	$ 10,688,113	$ 46,158,272	$ 56,846,385
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2024:
		Remaining Contractual Maturity of the Agreements as of December 31, 2024
Portfolio	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Equity 500 Index II Portfolio	Common Stocks	$10,688,113	$—	$—	$—	$10,688,113	$10,688,113
10.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Credit Risk
The Portfolio may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.
Market Risk
The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile, and prices of investments can change substantially due to various factors, including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in actual or perceived creditworthiness of issuers and general market liquidity. Even if general economic conditions do not change, the value of an investment in the Portfolio could decline if the particular industries, sectors or companies in which the Portfolio invests do not perform well or are adversely affected by events. Further, legal, political, regulatory and tax changes also may cause fluctuations in markets and securities prices. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness, such as COVID -19, or other public health
28

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

issues, or other events could have a significant impact on the Portfolio and its investments.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio and Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
29

STATE STREET INSTITUTIONAL INVESTMENT TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of State Street Equity 500 Index Fund and State Street Equity 500 Index II Portfolio and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of State Street Equity 500 Index Fund (the “Fund”) and State Street Equity 500 Index II Portfolio (the “Portfolio”) (two of the series constituting State Street Institutional Investment Trust (the “Trust”)), including the schedule of investments of the Portfolio, as of December 31, 2024, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund and the Portfolio (two of the series constituting State Street Institutional Investment Trust) at December 31, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 24, 2025
30

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION
December 31, 2024 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund and the Portfolio for their fiscal year ended December 31, 2024.
Dividends Received Deduction
Each of the Fund and Portfolio reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Fund and the Portfolio during the fiscal year ended December 31, 2024 are considered qualified dividend income and are eligible for reduced tax rates. Each of the Fund and the Portfolio reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Capital Gain Dividend
Long term capital gains dividends paid during the year ended December 31, 2024 were as follows:
Amount
State Street Equity 500 Index Fund	$1,323,791
State Street Equity 500 Index II Portfolio	47,577,403
31

STATE STREET INSTITUTIONAL INVESTMENT TRUST
PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
December 31, 2024 (Unaudited)

Shareholder Meeting Results
Rule 30e-1 under the Investment Company Act of 1940, as amended, requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Shareholders were asked to participate in a special meeting of shareholders on December 6, 2024 (the “Shareholder Meeting”). The final results of the Shareholder Meeting are reported in the tables below.
All Funds
Proposal 1: To elect the following as Trustees of the Trust:
Proposed Trustee	Shares For	Shares Withheld
Patrick J. Riley	106,202,253,380.880	923,236,109.062
Donna M. Rapaccioli	105,799,774,785.851	1,325,714,704.091
Margaret K. McLaughlin	106,028,299,665.201	1,097,189,824.741
George M. Pereira	105,597,348,911.734	1,528,140,578.208
Mark E. Swanson	106,504,504,254.819	620,985,235.123
Jeanne LaPorta	106,675,779,342.008	449,710,147.934
32

Annual Financial Statements and Other Information
December 31, 2024
State Street Institutional Investment Trust
State Street Institutional Liquid Reserves Fund
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-392-0869 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not Applicable

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

ASSETS
Investment in corresponding affiliated Portfolio, at value	$9,807,659,443
Prepaid expenses and other assets	20,963
TOTAL ASSETS	9,807,680,406
LIABILITIES
Payable for fund shares repurchased	32,000
Administration fees payable	447,194
Shareholder servicing fee payable	105,147
Distribution fees payable	16,073
Transfer agent fees payable	70,421
Professional fees payable	25,738
Printing fees payable	22,278
Distribution payable	6,501,651
Accrued expenses and other liabilities	2,897
TOTAL LIABILITIES	7,223,399
NET ASSETS	$9,800,457,007
NET ASSETS CONSIST OF:
Paid-in capital	$9,800,940,772
Total distributable earnings (loss)	(483,765)
NET ASSETS	$9,800,457,007
Administration Class
Net Assets	$330,850,439
Shares Outstanding	330,746,107
Net asset value, offering and redemption price per share	$1.0003
Bancroft Capital Class
Net Assets	$16,335,097
Shares Outstanding	16,331,985
Net asset value, offering and redemption price per share	$1.0002
Institutional Class
Net Assets	$324,617,044
Shares Outstanding	324,485,254
Net asset value, offering and redemption price per share	$1.0004
Investment Class
Net Assets	$6,757
Shares Outstanding	6,755
Net asset value, offering and redemption price per share	$1.0003
Investor Class
Net Assets	$79,449,545
Shares Outstanding	79,420,098
Net asset value, offering and redemption price per share	$1.0004
Opportunity Class
Net Assets	$89,132,897
Shares Outstanding	89,118,594
Net asset value, offering and redemption price per share	$1.0002
Premier Class
Net Assets	$8,541,337,401
Shares Outstanding	8,539,391,413
Net asset value, offering and redemption price per share	$1.0002
Trust Class
Net Assets	$418,727,827
Shares Outstanding	418,541,547
Net asset value, offering and redemption price per share	$1.0004
COST OF INVESTMENTS:
Investment in corresponding affiliated Portfolio	$9,807,294,388
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2024

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$779,688,905
Expenses allocated from affiliated Portfolio	(8,504,482)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	771,184,423
EXPENSES
Administration fees
Administration Class	146,158
Bancroft Capital Class	31,988
Institutional Class	186,010
Investment Class	4
Investor Class	25,121
Opportunity Class	128,939
Premier Class	6,456,599
Trust Class	278,922
Shareholder servicing fees
Administration Class	584,632
Bancroft Capital Class	19,193
Institutional Class	111,606
Investment Class	16
Investor Class	40,193
Opportunity Class	77,364
Trust Class	323,550
Distribution fees
Administration Class	146,158
Investment Class	7
Custodian fees	65,178
Trustees’ fees and expenses	20,999
Transfer agent fees	389,347
Registration and filing fees	380,871
Professional fees and expenses	64,648
Printing and postage fees	620
Insurance expense	46,007
Miscellaneous expenses	58,748
TOTAL EXPENSES	9,582,878
Expenses waived/reimbursed by the Adviser	(77)
NET EXPENSES	9,582,801
NET INVESTMENT INCOME (LOSS)	$761,601,622
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	(264)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(2,570,665)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,570,929)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$759,030,693
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/24	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$761,601,622	$678,176,241
Net realized gain (loss)	(264)	39,221
Net change in unrealized appreciation/depreciation	(2,570,665)	2,635,100
Net increase (decrease) in net assets resulting from operations	759,030,693	680,850,562
DISTRIBUTIONS TO SHAREHOLDERS:
Administration Class	(14,383,650)	(16,538,359)
Bancroft Capital Class	(3,431,859)	(854,164)
Institutional Class	(19,358,576)	(14,674,748)
Investment Class	(319)	(300)
Investor Class	(2,556,517)	(3,293,519)
Opportunity Class	(13,574,683)	(12,798,471)
Premier Class	(679,468,983)	(607,345,258)
Trust Class	(28,834,074)	(22,601,447)
Total distributions to shareholders	(761,608,661)	(678,106,266)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administration Class
Shares sold	3,564,494,055	3,769,516,640
Reinvestment of distributions	10,766,115	11,641,953
Shares redeemed	(3,486,169,533)	(3,923,010,814)
Net increase (decrease) from capital share transactions	89,090,637	(141,852,221)
Bancroft Capital Class
Shares sold	34,906,947	300,000,000
Reinvestment of distributions	409,416	—
Shares redeemed	(319,032,643)	—
Net increase (decrease) from capital share transactions	(283,716,280)	300,000,000
Institutional Class
Shares sold	828,793,647	760,268,227
Reinvestment of distributions	16,757,523	13,541,111
Shares redeemed	(851,850,657)	(700,975,947)
Net increase (decrease) from capital share transactions	(6,299,487)	72,833,391
Investment Class
Reinvestment of distributions	319	300
Net increase (decrease) from capital share transactions	319	300
Investor Class
Shares sold	446,871,861	533,589,937
Reinvestment of distributions	2,397,410	3,170,265
Shares redeemed	(427,197,828)	(647,050,000)
Net increase (decrease) from capital share transactions	22,071,443	(110,289,798)
Opportunity Class
Shares sold	1,264,230,494	1,325,230,751
Reinvestment of distributions	8,008,702	9,993,770
Shares redeemed	(1,432,836,100)	(1,221,883,600)
Net increase (decrease) from capital share transactions	(160,596,904)	113,340,921
Premier Class
Shares sold	109,974,913,850	109,504,967,539
Reinvestment of distributions	521,722,494	471,122,365
Shares redeemed	(114,551,351,365)	(107,822,835,406)
Net increase (decrease) from capital share transactions	(4,054,715,021)	2,153,254,498
Trust Class
Shares sold	7,464,556,683	5,610,724,925
Reinvestment of distributions	16,768,829	11,501,485
Shares redeemed	(7,495,640,273)	(5,690,135,293)
Net increase (decrease) from capital share transactions	(14,314,761)	(67,908,883)
Net increase (decrease) in net assets from beneficial interest transactions	(4,408,480,054)	2,319,378,208
Net increase (decrease) in net assets during the period	(4,411,058,022)	2,322,122,504
Net assets at beginning of period	14,211,515,029	11,889,392,525
NET ASSETS AT END OF PERIOD	$9,800,457,007	$14,211,515,029
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Year Ended 12/31/24	Year Ended 12/31/23
SHARES OF BENEFICIAL INTEREST:
Administration Class
Shares sold	3,562,924,710	3,768,349,213
Reinvestment of distributions	10,761,323	11,638,569
Shares redeemed	(3,484,638,025)	(3,921,823,061)
Net increase (decrease) from share transactions	$89,048,008	$(141,835,279)
Bancroft Capital Class
Shares sold	34,899,967	299,910,027
Reinvestment of distributions	409,313	—
Shares redeemed	(318,937,322)	—
Net increase (decrease) from share transactions	(283,628,042)	299,910,027
Institutional Class
Shares sold	828,378,209	759,925,373
Reinvestment of distributions	16,749,142	13,534,881
Shares redeemed	(851,440,638)	(700,642,777)
Net increase (decrease) from share transactions	(6,313,287)	72,817,477
Investment Class
Reinvestment of distributions	320	300
Net increase (decrease) from share transactions	320	300
Investor Class
Shares sold	446,670,928	533,388,029
Reinvestment of distributions	2,396,330	3,168,970
Shares redeemed	(427,005,265)	(646,802,368)
Net increase (decrease) from share transactions	22,061,993	(110,245,369)
Opportunity Class
Shares sold	1,263,935,919	1,325,026,079
Reinvestment of distributions	8,006,635	9,992,181
Shares redeemed	(1,432,464,492)	(1,221,668,536)
Net increase (decrease) from share transactions	(160,521,938)	113,349,724
Premier Class
Shares sold	109,939,627,134	109,474,837,128
Reinvestment of distributions	521,552,867	470,994,014
Shares redeemed	(114,514,674,191)	(107,793,181,794)
Net increase (decrease) from share transactions	(4,053,494,190)	2,152,649,348
Trust Class
Shares sold	7,460,492,058	5,608,137,344
Reinvestment of distributions	16,759,733	11,496,512
Shares redeemed	(7,491,568,142)	(5,687,476,194)
Net increase (decrease) from share transactions	(14,316,351)	(67,842,338)
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administration Class (a)
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$1.0005	$1.0003	$1.0000	$1.0001	$1.0001
Income (loss) from investment operations:
Net investment income (loss)	0.0497	0.0490	0.0147	0.0000(b)	0.0039
Net realized and unrealized gain (loss)	(0.0002)	0.0002	0.0004	(0.0001)	—
Total from investment operations	0.0495	0.0492	0.0151	(0.0001)	0.0039
Distributions to shareholders from:
Net investment income	(0.0497)	(0.0490)	(0.0148)	—	(0.0039)
Net asset value, end of period	$1.0003	$1.0005	$1.0003	$1.0000	$1.0001
Total return (c)	5.06%	5.03%	1.52%	(0.01)%	0.39%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$330,850	$241,812	$383,631	$663,480	$567,550
Ratios to Average Net Assets:
Total expenses	0.37%	0.36%	0.37%	0.37%	0.37%
Net expenses	0.37%	0.36%	0.33%	0.17%	0.32%
Net investment income (loss)	4.92%	4.85%	1.32%	0.00%(d)	0.43%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Bancroft Capital Class (a)
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/13/21*- 12/31/21
Net asset value, beginning of period	$1.0003	$1.0000	$0.9999	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0519	0.0512	0.0167	0.0000(b)
Net realized and unrealized gain (loss)	(0.0001)	0.0003	0.0001	(0.0001)
Total from investment operations	0.0518	0.0515	0.0168	(0.0001)
Distributions to shareholders from:
Net investment income	(0.0519)	(0.0512)	(0.0167)	(0.0000)(b)
Net asset value, end of period	$1.0002	$1.0003	$1.0000	$0.9999
Total return (c)	5.30%	5.26%	1.70%	(0.01)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$16,335	$300,048	$50	$50
Ratios to Average Net Assets:
Total expenses	0.14%	0.15%	0.14%	0.15%(d)
Net expenses	0.14%	0.15%	0.14%	0.15%(d)
Net investment income (loss)	5.36%	5.44%	1.69%	0.01%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Institutional Class (a)
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$1.0006	$1.0004	$1.0003	$1.0003	$1.0002
Income (loss) from investment operations:
Net investment income (loss)	0.0519	0.0512	0.0166	0.0001	0.0054
Net realized and unrealized gain (loss)	(0.0002)	0.0002	0.0001	0.0001	0.0002
Total from investment operations	0.0517	0.0514	0.0167	0.0002	0.0056
Distributions to shareholders from:
Net investment income	(0.0519)	(0.0512)	(0.0166)	(0.0002)	(0.0055)
Net asset value, end of period	$1.0004	$1.0006	$1.0004	$1.0003	$1.0003
Total return (b)	5.29%	5.26%	1.69%	0.02%	0.56%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$324,617	$331,002	$258,089	$80,594	$153,757
Ratios to Average Net Assets:
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Net expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	5.20%	5.14%	2.25%	0.03%	0.57%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investment Class (a)
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$1.0005	$1.0003	$1.0002	$1.0002	$1.0002
Income (loss) from investment operations:
Net investment income (loss)	0.0488	0.0481	0.0135	0.0000(b)	0.0036
Net realized and unrealized gain (loss)	(0.0004)	0.0000(b)	0.0006	—	—
Total from investment operations	0.0484	0.0481	0.0141	0.0000(b)	0.0036
Distributions to shareholders from:
Net investment income	(0.0486)	(0.0479)	(0.0140)	—	(0.0036)
Net asset value, end of period	$1.0003	$1.0005	$1.0003	$1.0002	$1.0002
Total return (c)	4.94%	4.92%	1.42%	0.00%(d)	0.37%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7	$6	$6	$6	$6
Ratios to Average Net Assets:
Total expenses	0.47%	0.45%	0.48%	0.48%	0.45%
Net expenses	0.47%	0.45%	0.42%	0.17%	0.35%
Net investment income (loss)	4.86%	4.80%	1.42%	(0.03)%	0.38%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investor Class (a)
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$1.0006	$1.0003	$1.0001	$1.0002	$1.0001
Income (loss) from investment operations:
Net investment income (loss)	0.0514	0.0506	0.0162	0.0000(b)	0.0049
Net realized and unrealized gain (loss)	(0.0002)	0.0004	0.0002	(0.0001)	0.0002
Total from investment operations	0.0512	0.0510	0.0164	(0.0001)	0.0051
Distributions to shareholders from:
Net investment income	(0.0514)	(0.0507)	(0.0162)	(0.0000)(b)	(0.0050)
Net asset value, end of period	$1.0004	$1.0006	$1.0003	$1.0001	$1.0002
Total return (c)	5.24%	5.22%	1.65%	(0.01)%	0.51%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$79,450	$57,391	$167,654	$131,790	$97,898
Ratios to Average Net Assets:
Total expenses	0.20%	0.19%	0.20%	0.20%	0.20%
Net expenses	0.20%	0.19%	0.19%	0.17%	0.20%
Net investment income (loss)	5.09%	4.97%	1.55%	0.00%(d)	0.57%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Opportunity Class (a)
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/28/21*- 12/31/21
Net asset value, beginning of period	$1.0003	$1.0002	$0.9999	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0519	0.0512	0.0167	0.0000(b)
Net realized and unrealized gain (loss)	(0.0001)	0.0001	0.0003	(0.0001)
Total from investment operations	0.0518	0.0513	0.0170	(0.0001)
Distributions to shareholders from:
Net investment income	(0.0519)	(0.0512)	(0.0167)	(0.0000)(b)
Net asset value, end of period	$1.0002	$1.0003	$1.0002	$0.9999
Total return (c)	5.30%	5.25%	1.71%	(0.01)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$89,133	$249,722	$136,312	$50
Ratios to Average Net Assets:
Total expenses	0.15%	0.15%	0.15%	0.15%(d)
Net expenses	0.15%	0.15%	0.15%	0.15%(d)
Net investment income (loss)	5.26%	5.19%	3.81%	0.00%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Premier Class (a)
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$1.0004	$1.0002	$1.0001	$1.0002	$1.0001
Income (loss) from investment operations:
Net investment income (loss)	0.0522	0.0515	0.0168	0.0004	0.0058
Net realized and unrealized gain (loss)	(0.0002)	0.0002	0.0002	—	0.0001
Total from investment operations	0.0520	0.0517	0.0170	0.0004	0.0059
Distributions to shareholders from:
Net investment income	(0.0522)	(0.0515)	(0.0169)	(0.0005)	(0.0058)
Net asset value, end of period	$1.0002	$1.0004	$1.0002	$1.0001	$1.0002
Total return (b)	5.32%	5.29%	1.72%	0.04%	0.59%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$8,541,337	$12,598,404	$10,442,749	$11,646,151	$14,854,601
Ratios to Average Net Assets:
Total expenses	0.12%	0.12%	0.12%	0.12%	0.12%
Net expenses	0.12%	0.12%	0.12%	0.12%	0.12%
Net investment income (loss)	5.26%	5.14%	1.62%	0.06%	0.67%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Trust Class (a)
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$1.0006	$1.0004	$1.0001	$1.0002	$1.0001
Income (loss) from investment operations:
Net investment income (loss)	0.0516	0.0509	0.0164	0.0001	0.0052
Net realized and unrealized gain (loss)	(0.0002)	0.0002	0.0003	(0.0001)	0.0001
Total from investment operations	0.0514	0.0511	0.0167	—	0.0053
Distributions to shareholders from:
Net investment income	(0.0516)	(0.0509)	(0.0164)	(0.0001)	(0.0052)
Net asset value, end of period	$1.0004	$1.0006	$1.0004	$1.0001	$1.0002
Total return (b)	5.26%	5.23%	1.68%	(0.00)%(c)	0.53%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$418,728	$433,129	$500,902	$413,169	$452,418
Ratios to Average Net Assets:
Total expenses	0.17%	0.17%	0.18%	0.18%	0.18%
Net expenses	0.17%	0.17%	0.18%	0.17%	0.18%
Net investment income (loss)	5.17%	5.08%	1.56%	0.01%	0.51%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Amount is less than 0.005%.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2024

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2024, the Trust consists of thirty (30) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a “Trustee”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional Liquid Reserves Fund	Premier Class Investment Class Administration Class Trust Class Investor Class Institutional Class Bancroft Capital Class Opportunity Class Service Class	August 12, 2004 October 15, 2007 August 29, 2016 August 29, 2016 July 13, 2017 July 6, 2018 October 13, 2021 October 28, 2021 Not commenced	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (Approximately 100.00% at December 31, 2024). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a floating net asset value (“NAV”) money market fund. As a floating NAV money market fund, the Fund will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (“SEC”) guidance) to value its portfolio securities and transact at a floating NAV calculated to four decimal places.
The NAV of the Fund is calculated multiple times each day the Fund accepts purchase orders and redemption requests. The SEC has recently adopted a number of requirements, including mandatory and discretionary liquidity fees for money market funds. The Fund will pass through to its investors any liquidity fee or suspension of redemptions imposed by the Portfolio on the same terms and conditions as imposed by the Portfolio on the Fund.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
The Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through Fund’s investments in accordance with its investment objective. The Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Fund’s Total Return is utilized by the CODM to compare results, including the impact of the Fund’s costs, to the Fund’s competitors and to the Fund’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investments in the Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 3 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The summary of the inputs used for the Portfolio, as of December 31, 2024, in valuing the Portfolio’s securities carried at fair value are discussed in Note 3 of the Portfolio’s Notes to Financial Statements, which are attached to the report.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

The Adviser is contractually obligated until April 30, 2025 to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees and any class-specific expenses such as distribution, shareholder servicing, administration and sub-transfer agency fees) exceed 0.07% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2025 except with approval of the Board. For the year ended December 31, 2024, the Adviser contractually waived fees in the amount of $77.
In addition to the contractual expense limitation for the Fund, each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund or a share class to the extent necessary to maintain a certain minimum net yield, which may vary from time to time and from share class to share class within the Fund, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust, or some share classes of a series, and not others. The amount of any Voluntary Reduction may differ between such series and share classes in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Fund shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust or share classes and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Fund and the Portfolio have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield. Any such future reimbursement of an applicable Service Provider may result in the total annual operating expenses with respect to a share class of the Fund exceeding the amount of the expense cap under the contractual expense limitation agreement because the expense is not covered by the agreement.
Fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the year ended December 31, 2024 were $0.
As of December 31, 2024, SSGA FM has not recouped any expenses from the Fund. Waived/reduced fees subject to potential recovery by year of expiration are as follows:
Expiration Date	Amount
12/31/2025	$256,835
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distribution Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10% of the Fund’s net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

During the year ended December 31, 2024, the Fund's Administration Class shares and Investment Class shares paid $146,158 and $7, respectively, to SSGA FD under the Plan.
Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund’s Administration Class shares, Bancroft Capital Class shares, Institutional Class shares, Investment Class shares, Investor Class shares, Trust Class shares and Opportunity Class shares made payments for these services at an annual rate up to 0.20%, 0.03%, 0.03%, 0.25%, 0.08%, 0.058% and 0.03% respectively, of each applicable share class's eligible average daily net assets, respectively. During the year ended December 31, 2024, the Fund’s Administration Class shares, Bancroft Capital Class shares, Institutional Class shares, Investment Class shares, Investor Class shares, Trust Class shares and Opportunity Class shares paid SSGA FD $584,632, $19,193, $111,606, $16, $40,193, $323,550 and $77,364, respectively, for these services which SSGA FD subsequently paid in part to financial intermediaries.
5.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code  of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
The tax character of distributions paid during the year ended December 31, 2024, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Institutional Liquid Reserves Fund	$761,608,661	$—	$761,608,661
The tax character of distributions paid during the year ended December 31, 2023, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Institutional Liquid Reserves Fund	$ 678,106,266	$ —	$ 678,106,266
At December 31, 2024, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street Institutional Liquid Reserves Fund	$—	$(836,580)	$—	$365,055	$(471,525)
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

As of December 31, 2024, the Fund had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
State Street Institutional Liquid Reserves Fund	$836,580	$—
As of December 31, 2024, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Institutional Liquid Reserves Fund	$9,807,294,388	$365,055	$—	$365,055
7.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk).Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
8.    Subsequent Events
The Board has approved the conversion of the Fund to qualify as a “government money market fund” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended. As a result, the Fund will be renamed the State Street Institutional Liquid Reserves Government Money Market Fund and will seek to achieve its investment objective by investing substantially all of its investable assets in the State Street U.S. Government Money Market Portfolio.
The Fund expects that these changes will become effective on or about March 7, 2025.
Subsequently, the Board has approved the merger (the “Reorganization”) of the Fund with and into State Street Institutional U.S. Government Money Market Fund (the “Buying Fund”). The Reorganization is expected to occur on or about June 13, 2025. Following the Reorganization, shareholders of the Fund would become shareholders of
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

the Buying Fund. The Reorganization will be effected without a shareholder vote. More information about each of the Fund and the Buying Fund and the definitive terms of the proposed Reorganization will be included in an information statement/prospectus, which is expected to be mailed to shareholders in May, 2025.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street Institutional Liquid Reserves Fund and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Institutional Liquid Reserves Fund (the “Fund”) (one of the series constituting State Street Institutional Investment Trust (the “Trust”)), as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Institutional Investment Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 18, 2025
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION
December 31, 2024 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2024.
Qualified Interest Income
The Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
December 31, 2024

Shareholder Meeting Results
Rule 30e-1 under the Investment Company Act of 1940, as amended, requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Shareholders were asked to participate in a special meeting of shareholders on December 6, 2024 (the “Shareholder Meeting”). The final results of the Shareholder Meeting are reported in the tables below.
All Funds
Proposal 1: To elect the following as Trustees of the Trust:
Proposed Trustee	Shares For	Shares Withheld
Patrick J. Riley	106,202,253,380.880	923,236,109.062
Donna M. Rapaccioli	105,799,774,785.851	1,325,714,704.091
Margaret K. McLaughlin	106,028,299,665.201	1,097,189,824.741
George M. Pereira	105,597,348,911.734	1,528,140,578.208
Mark E. Swanson	106,504,504,254.819	620,985,235.123
Jeanne LaPorta	106,675,779,342.008	449,710,147.934
21

Annual Financial Statements and Other Information
December 31, 2024
State Street Master Funds
State Street Money Market Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not Applicable

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2024

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
ASSET BACKED COMMERCIAL PAPER—13.7%
Anglesea Funding LLC(a)	4.350%	01/06/2025	01/06/2025	$25,000,000	$24,981,768
Anglesea Funding LLC(a)	4.400%	01/02/2025	01/02/2025	50,000,000	49,987,893
Antalis SA(a)	4.500%	01/27/2025	01/27/2025	18,500,000	18,437,780
Antalis SA(a)	4.730%	02/04/2025	02/04/2025	50,000,000	49,780,602
Antalis SA(a)	4.760%	01/02/2025	01/02/2025	85,010,000	84,989,260
Antalis SA(a)	4.800%	01/08/2025	01/08/2025	100,000,000	99,901,711
Barclays Bank PLC(a)	4.410%	04/03/2025	04/03/2025	43,250,000	42,747,621
Barclays Bank PLC(a)	5.320%	01/06/2025	01/06/2025	50,000,000	49,963,540
Bennington Stark Capital Co. LLC(a)	4.370%	01/03/2025	01/03/2025	40,000,000	39,985,505
Brigantine Funding Co. LLC(a)	4.770%	01/30/2025	01/30/2025	50,000,000	49,813,334
Britannia Funding Co. LLC(a)	4.660%	01/24/2025	01/24/2025	40,000,000	39,881,191
Chesham Finance Ltd./Chesham Finance LLC(a)	4.340%	01/02/2025	01/02/2025	50,000,000	49,987,893
Chesham Finance Ltd./Chesham Finance LLC(a)	4.340%	01/03/2025	01/03/2025	50,000,000	49,981,821
Columbia Funding Co. LLC(a)	4.570%	04/24/2025	04/24/2025	75,000,000	73,937,425
Concord Minutemen Capital Co. LLC(a)	4.380%	01/02/2025	01/02/2025	31,088,000	31,080,398
Ionic Funding LLC	4.780%	01/08/2025	01/08/2025	75,000,000	74,926,221
Ionic Funding LLC	4.800%	01/17/2025	01/17/2025	75,000,000	74,841,558
Liberty Street Funding LLC(a)	4.510%	05/05/2025	05/05/2025	50,000,000	49,226,273
Liberty Street Funding LLC(a)	4.610%	01/23/2025	01/23/2025	95,000,000	94,731,184
Mackinac Funding Co. LLC(a)	4.760%	01/08/2025	01/08/2025	50,000,000	49,951,300
Mountcliff Funding LLC(a)	5.380%	01/02/2025	01/02/2025	50,000,000	49,987,893
Starbird Funding Corp.(a)	4.490%	06/05/2025	06/05/2025	50,000,000	49,036,267
Versailles Commercial Paper LLC, SOFR + 0.23%(a),(b)	4.600%	01/01/2025	02/10/2025	50,000,000	50,003,273
Victory Receivables Corp.(a)	4.730%	01/02/2025	01/02/2025	100,000,000	99,975,786
TOTAL ASSET BACKED COMMERCIAL PAPER					1,348,137,497
CERTIFICATES OF DEPOSIT—13.8%
Bank of America NA(b)	4.740%	01/01/2025	06/16/2025	50,000,000	50,009,880
Bank of Montreal, SOFR + 0.23%(b)	4.600%	01/01/2025	06/10/2025	30,750,000	30,750,333
Bank of Nova Scotia, SOFR + 0.38%(b)	4.750%	01/01/2025	01/03/2025	60,000,000	60,001,371
Credit Agricole Corporate & Investment Bank SA	4.330%	01/03/2025	01/03/2025	50,000,000	50,000,027
Credit Agricole Corporate & Investment Bank SA, SOFR + 0.28%(b)	4.650%	01/01/2025	06/17/2025	50,000,000	50,002,892
Lloyds Bank Corporate Markets PLC	4.540%	11/05/2025	11/05/2025	40,000,000	40,005,535
Mizuho Bank Ltd.	4.360%	01/02/2025	01/02/2025	50,000,000	50,000,116
Mizuho Bank Ltd.	4.740%	02/07/2025	02/07/2025	75,000,000	75,017,485
Mizuho Bank Ltd., SOFR + 0.22%(b)	4.680%	01/01/2025	01/15/2025	50,000,000	50,003,189
MUFG Bank Ltd.	4.350%	01/03/2025	01/03/2025	125,000,000	124,999,844
MUFG Bank Ltd., SOFR + 0.24%(b)	4.700%	01/01/2025	02/21/2025	50,000,000	50,009,318
Natixis SA	4.770%	02/05/2025	02/05/2025	50,000,000	50,013,200
Nordea Bank Abp, SOFR + 0.20%(b)	4.570%	01/01/2025	02/03/2025	75,000,000	75,009,205
Norinchukin Bank	4.370%	01/02/2025	01/02/2025	150,000,000	150,000,168
Norinchukin Bank	4.370%	01/03/2025	01/03/2025	75,000,000	75,000,076
Norinchukin Bank	4.760%	01/17/2025	01/17/2025	75,000,000	75,010,291
Oversea-Chinese Banking Corp. Ltd., SOFR + 0.18%(b)	4.640%	01/01/2025	03/17/2025	45,000,000	45,000,912
Svenska Handelsbanken AB, SOFR + 0.35%(b)	4.810%	01/01/2025	01/09/2025	125,000,000	125,008,327
Toronto-Dominion Bank	4.500%	10/07/2025	10/07/2025	50,000,000	49,984,904
Toronto-Dominion Bank, SOFR + 0.38%(b)	4.840%	01/01/2025	01/03/2025	36,000,000	36,000,790
Toronto-Dominion Bank, SOFR + 0.38%(b)	4.840%	01/01/2025	01/06/2025	40,000,000	40,001,732
TOTAL CERTIFICATES OF DEPOSIT					1,351,829,595
FINANCIAL COMPANY COMMERCIAL PAPER—11.6%
Australia & New Zealand Banking Group Ltd.(a)	5.190%	04/07/2025	04/07/2025	50,000,000	49,417,372
Australia & New Zealand Banking Group Ltd., SOFR + 0.20%(a),(b)	4.570%	01/01/2025	01/06/2025	50,000,000	50,000,692
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Bank of Montreal	5.190%	04/01/2025	04/01/2025	$50,000,000	$49,447,656
Caisse d'Amortissement de la Dette Sociale(a)	4.670%	02/14/2025	02/14/2025	100,000,000	99,453,750
Caisse des Depots et Consignations(a)	4.340%	01/07/2025	01/07/2025	50,000,000	49,958,000
Chesham Finance Ltd./Chesham Finance LLC, SOFR + 0.11%(a),(b)	4.480%	01/01/2025	02/03/2025	75,000,000	75,000,557
Commonwealth Bank of Australia, SOFR + 0.23%(a),(b)	4.600%	01/01/2025	02/26/2025	50,000,000	50,007,972
DNB Bank ASA(a)	4.250%	01/03/2025	01/03/2025	100,000,000	99,964,145
DNB Bank ASA(a)	4.740%	02/10/2025	02/10/2025	50,000,000	49,756,020
HSBC Bank PLC, SOFR + 0.39%(a),(b)	4.850%	01/01/2025	01/03/2025	99,250,000	99,252,587
ING U.S. Funding LLC, SOFR + 0.26%(a),(b)	4.720%	01/01/2025	05/08/2025	50,000,000	50,015,434
Oversea-Chinese Banking Corp. Ltd., SOFR + 0.20%(a),(b)	4.570%	01/01/2025	02/19/2025	65,000,000	65,008,094
Skandinaviska Enskilda Banken AB, SOFR + 0.19%(a),(b)	4.650%	01/01/2025	03/18/2025	40,000,000	40,004,434
Skandinaviska Enskilda Banken AB, SOFR + 0.20%(a),(b)	4.660%	01/01/2025	02/10/2025	50,000,000	50,003,244
Skandinaviska Enskilda Banken AB, SOFR + 0.25%(a),(b)	4.710%	01/01/2025	04/03/2025	50,000,000	50,014,400
Toronto-Dominion Bank(a)	4.350%	01/06/2025	01/06/2025	175,000,000	174,874,350
Toyota Motor Credit Corp., SOFR + 0.30%(b)	4.760%	01/01/2025	06/23/2025	31,500,000	31,509,665
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					1,133,688,372
OTHER NOTES—23.7%
ABN AMRO Bank NV	4.330%	01/06/2025	01/06/2025	70,000,000	70,000,000
ABN AMRO Bank NV	4.330%	01/07/2025	01/07/2025	180,000,000	180,000,000
Australia & New Zealand Banking Group Ltd.	4.340%	01/02/2025	01/02/2025	325,000,000	325,000,000
Banco Santander Central Hispano SA	4.330%	01/06/2025	01/06/2025	200,000,000	200,000,000
Banque Nationale du Canada	4.340%	01/02/2025	01/02/2025	100,000,000	100,000,000
Canadian Imperial Bank of Commerce	4.330%	01/02/2025	01/02/2025	300,000,000	300,000,000
Citibank NA	4.370%	01/02/2025	01/02/2025	300,000,000	300,000,000
KBC Bank NV	4.330%	01/02/2025	01/02/2025	300,000,000	300,000,000
Mizuho Bank Ltd.	4.330%	01/02/2025	01/02/2025	100,000,000	100,000,000
Royal Bank of Canada	4.350%	01/02/2025	01/02/2025	300,000,000	300,000,000
Royal Bank of Canada	4.360%	01/07/2025	01/07/2025	150,000,000	150,000,000
TOTAL OTHER NOTES					2,325,000,000
TREASURY DEBT—8.1%
U.S. Treasury Bills(c)	4.160%	06/20/2025	06/20/2025	50,000,000	49,032,639
U.S. Treasury Bills(c),(d)	4.236%	04/03/2025	04/03/2025	125,030,000	123,694,925
U.S. Treasury Bills(c)	4.255%	03/27/2025	03/27/2025	88,130,000	87,268,484
U.S. Treasury Bills(c)	4.305%	06/05/2025	06/05/2025	100,020,000	98,250,295
U.S. Treasury Bills(c)	4.325%	04/10/2025	04/10/2025	100,070,000	98,937,573
U.S. Treasury Bills(c),(d)	4.428%	02/13/2025	02/13/2025	50,000,000	49,752,734
U.S. Treasury Bills(c)	4.541%	03/13/2025	03/13/2025	75,120,000	74,509,512
U.S. Treasury Bills(c)	4.803%	03/20/2025	03/20/2025	11,870,000	11,763,971
U.S. Treasury Bills(c)	4.993%	01/23/2025	01/23/2025	100,000,000	99,752,440
U.S. Treasury Bills(c)	5.084%	01/09/2025	01/09/2025	99,900,000	99,818,255
TOTAL TREASURY DEBT					792,780,828
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—7.0%
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% - 6.000% due 12/01/2039 - 08/01/2054, Federal National Mortgage Associations, 3.000% - 6.500% due 11/01/2036 - 11/01/2054 and Government National Mortgage Associations, 3.500% - 6.500% due 10/20/2040 - 10/20/2054, valued at $306,000,000); expected proceeds $300,074,500	4.470%	01/02/2025	01/02/2025	300,000,000	300,000,000
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by Federal Home Loan Mortgage Corporations, 6.000% due 09/01/2054 - 12/01/2054 and Federal National Mortgage Associations, 2.500% - 6.500% due 10/01/2032 - 12/01/2054, valued at $392,700,000); expected proceeds $385,095,394	4.460%	01/02/2025	01/02/2025	$385,000,000	$385,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					685,000,000
TREASURY REPURCHASE AGREEMENTS—4.5%
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Treasury Bills, 0.000% due 02/04/2025 - 10/30/2025, valued at $51,015,748); expected proceeds $50,132,417(e)	4.540%	01/01/2025	01/21/2025	50,000,000	50,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Treasury Notes, 4.500% due 05/15/2027 - 11/15/2033, valued at $30,600,013); expected proceeds $30,007,433	4.460%	01/02/2025	01/02/2025	30,000,000	30,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by a U.S. Treasury Bill, 0.000% due 03/11/2025 and U.S. Treasury Notes, 3.500% - 4.625% due 04/30/2025 - 04/30/2029, valued at $306,000,015); expected proceeds $300,074,167	4.450%	01/02/2025	01/02/2025	300,000,000	300,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Treasury Strips, 0.000% due 02/15/2025 - 08/15/2025, valued at $66,300,000); expected proceeds $65,016,069	4.450%	01/02/2025	01/02/2025	65,000,000	65,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					445,000,000
OTHER REPURCHASE AGREEMENTS—16.7%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/04/2024 (collateralized by various Corporate Bonds, 1.250% - 9.397% due 12/15/2026 - 07/25/2053, valued at $61,766,917); expected proceeds $58,263,900(e)	4.680%	01/01/2025	01/08/2025	58,000,000	58,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by various Corporate Bonds, 0.000% - 8.286% due 05/15/2026 - 07/25/2065, valued at $262,936,115); expected proceeds $250,061,111	4.400%	01/02/2025	01/02/2025	250,000,000	250,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 08/24/2023 (collateralized by various Common Stocks, valued at $108,467,687); expected proceeds $106,172,444	4.480%	01/01/2025	01/01/2025	100,000,000	100,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by various Common Stocks, valued at $157,680,000); expected proceeds $146,036,338	4.480%	01/02/2025	01/02/2025	146,000,000	146,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by various Corporate Bonds, 0.375% - 10.200% due 01/10/2025 - 01/01/2099 and Federal Home Loan Mortgage Corporations, 3.850% - 4.060% due 05/25/2028 - 10/25/2028, valued at $108,226,037); expected proceeds $103,025,464	4.450%	01/02/2025	01/02/2025	103,000,000	103,000,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 12/27/2024 (collateralized by various Commercial Papers, 0.000% due 01/14/2025 - 06/03/2025, various Corporate Bonds, 0.375% - 8.125% due 05/18/2025 - 06/01/2054 and U.S. Treasury Bonds, 1.125% - 4.500% due 01/13/2031 - 09/13/2033, valued at $56,732,674); expected proceeds $54,046,094	4.390%	01/03/2025	01/03/2025	$54,000,000	$54,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by various Corporate Bonds, 0.000% - 4.750% due 04/14/2026 - 02/15/2035, Federal National Mortgage Associations, 4.500% - 5.500% due 01/01/2050 - 07/01/2054, Government National Mortgage Associations, 0.000% - 6.500% due 06/20/2040 - 11/16/2064, U.S. Treasury Bonds, 1.125% - 4.752% due 02/10/2026 - 07/20/2028 and U.S. Treasury Notes, 3.500% - 5.000% due 09/15/2025 - 05/31/2026, valued at $566,457,610); expected proceeds $555,137,517	4.460%	01/02/2025	01/02/2025	555,000,000	555,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/13/2024 (collateralized by various Corporate Bonds, 4.500% - 9.650% due 08/07/2026 - 11/21/2054, valued at $57,275,397); expected proceeds $50,765,236(e)	4.630%	01/01/2025	04/11/2025	50,000,000	50,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by various Common Stocks, valued at $81,000,001); expected proceeds $75,130,958(e)	4.490%	01/01/2025	01/14/2025	75,000,000	75,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by various Common Stocks and various Corporate Bonds, 5.520% - 7.950% due 01/13/2028 - 08/11/2028, valued at $10,787,536); expected proceeds $10,002,461	4.430%	01/02/2025	01/02/2025	10,000,000	10,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 12/26/2024 (collateralized by various Corporate Bonds, 1.680% - 9.750% due 03/12/2025 - 01/01/2099, valued at $64,910,642); expected proceeds $58,050,749	4.500%	01/02/2025	01/02/2025	58,000,000	58,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by various Corporate Bonds, 1.750% - 9.000% due 06/14/2025 - 12/08/2046, valued at $56,414,818); expected proceeds $50,042,778	4.400%	01/07/2025	01/07/2025	50,000,000	50,000,000
Agreement with Toronto Dominion Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by various Corporate Bonds, 2.750% - 7.125% due 06/16/2025 - 04/01/2053, valued at $150,650,155); expected proceeds $131,032,022	4.400%	01/02/2025	01/02/2025	131,000,000	131,000,000
TOTAL OTHER REPURCHASE AGREEMENTS					1,640,000,000
TOTAL INVESTMENTS –99.1% (Cost $9,721,071,236)(f)					9,721,436,292
Other Assets in Excess of Liabilities —0.9%					86,225,338
NET ASSETS –100.0%					$9,807,661,630
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 23.0% of net assets as of December 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Rate shown is the discount rate at time of purchase.
(d)	When-issued security.
(e)	Illiquid security. These securities represent $233,000,000 or 2.4% of net assets as of December 31, 2024.
(f)	Also represents the cost for federal tax purposes.
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Investments:
Asset Backed Commercial Paper	$—	$1,348,137,497	$—	$1,348,137,497
Certificates Of Deposit	—	1,351,829,595	—	1,351,829,595
Financial Company Commercial Paper	—	1,133,688,372	—	1,133,688,372
Other Notes	—	2,325,000,000	—	2,325,000,000
Treasury Debt	—	792,780,828	—	792,780,828
Government Agency Repurchase Agreements	—	685,000,000	—	685,000,000
Treasury Repurchase Agreements	—	445,000,000	—	445,000,000
Other Repurchase Agreements	—	1,640,000,000	—	1,640,000,000
Total Investments	$—	$9,721,436,292	$—	$9,721,436,292
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

ASSETS
Investments in unaffiliated issuers, at value	$6,951,436,292
Repurchase agreements, at value	2,770,000,000
Total Investments	9,721,436,292
Cash	125,904,028
Interest receivable — unaffiliated issuers	11,000,667
Prepaid expenses and other assets	2,697
TOTAL ASSETS	9,858,343,684
LIABILITIES
Payable for investments purchased	49,993,972
Advisory and administrator fee payable	432,972
Custody, sub-administration and transfer agent fees payable	181,983
Trustees’ fees and expenses payable	1,852
Professional fees payable	49,758
Printing fees payable	8,988
Accrued expenses and other liabilities	12,529
TOTAL LIABILITIES	50,682,054
NET ASSETS	$9,807,661,630
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$6,951,071,236
Repurchase agreements	2,770,000,000
Total cost of investments	$9,721,071,236
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2024

INVESTMENT INCOME
Interest income — unaffiliated issuers	$779,688,982
EXPENSES
Advisory and administrator fee	7,254,571
Custodian, sub-administrator and transfer agent fees	935,412
Trustees’ fees and expenses	115,435
Professional fees and expenses	129,437
Printing and postage fees	17,959
Insurance expense	5,928
Miscellaneous expenses	45,740
TOTAL EXPENSES	8,504,482
NET INVESTMENT INCOME (LOSS)	$771,184,500
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(267)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(2,570,665)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,570,932)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$768,613,568
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/24	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$771,184,500	$686,653,262
Net realized gain (loss)	(267)	39,222
Net change in unrealized appreciation/depreciation	(2,570,665)	2,635,101
Net increase (decrease) in net assets resulting from operations	768,613,568	689,327,585
CAPITAL TRANSACTIONS
Contributions	39,680,585,858	42,903,234,505
Withdrawals	(44,871,431,973)	(41,262,964,315)
Net increase (decrease) in net assets from capital transactions	(5,190,846,115)	1,640,270,190
Net increase (decrease) in net assets during the period	(4,422,232,547)	2,329,597,775
Net assets at beginning of period	14,229,894,177	11,900,296,402
NET ASSETS AT END OF PERIOD	$9,807,661,630	$14,229,894,177
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Total return (a)	5.38%	5.19%	1.80%	0.10%	0.77%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$9,807,662	$14,229,894	$11,900,296	$12,936,276	$16,127,554
Ratios to average net assets:
Total expenses	0.06%	0.06%	0.06%	0.07%	0.07%
Net investment income (loss)	5.31%	5.20%	1.69%	0.11%	0.72%
(a)	Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2024

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2024, the Trust consists of five (5) series each of which represents a separate series of beneficial interest in the Trust. The State Street Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a floating net asset value (“NAV”) money market fund. As a floating NAV money market fund, the Portfolio will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (“SEC”) guidance) to value its portfolio securities and transact at a floating NAV calculated to four decimal places.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
The Portfolio has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through Fund’s investments in accordance with its investment objective. The Portfolio’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Portfolio’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Portfolio’s Total Return is utilized by the CODM to compare results, including the impact of the Portfolio’s costs, to the Portfolio’s competitors and to the Portfolio’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S.GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the "Board"). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers.
•  Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
10

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

•  Repurchase agreements are valued at the repurchase price as of valuation date.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio's investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
4.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the
11

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2024, the Portfolio had invested in repurchase agreements with the gross values of $2,770,000,000 and associated collateral equal to $2,895,921,365.
5.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield.
There were no reimbursements for the year ended December 31, 2024.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Due to Custodian
In certain circumstances, the Portfolio may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. Due to custodian amount if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Portfolio.
6.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
12

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2024, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Money Market Portfolio	$9,721,071,236	$684,113	$319,057	$365,056
8.    Risks
Concentration Risk
As a result of the Portfolio’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk).Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy;overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market,credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
9.    Subsequent Events
The Portfolio is expected to be liquidated on or about March 7, 2025, as a result of the State Street Institutional Liquid Reserves Fund, which currently invests substantially all of its investable assets in the Portfolio, intending to redeem all of its shares of the Portfolio.
13

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of a Beneficial Interest in State Street Money Market Portfolio and the Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Money Market Portfolio (the “Portfolio”) (one of the series constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting State Street Master Funds) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and in accordance with the relevant ethical requirements relating to our audit.
We conducted our audits in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 18, 2025
14

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
December 31, 2024 (Unaudited)

Shareholder Meeting Results
Rule 30e-1 under the Investment Company Act of 1940, as amended, requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Shareholders were asked to participate in a special meeting of shareholders on December 6, 2024 (the “Shareholder Meeting”). The final results of the Shareholder Meeting are reported in the tables below.
All Funds
Proposal 1: To elect the following as Trustees of the Trust:
Proposed Trustee	Shares For	Shares Withheld
Patrick J. Riley	263,190,618,098.278	2,289,327,786.304
Donna M. Rapaccioli	262,111,997,738.562	3,367,948,146.020
Margaret K. McLaughlin	262,686,036,285.117	2,793,909,599.465
George M. Pereira	261,577,166,126.512	3,902,779,758.070
Mark E. Swanson	263,997,464,067.113	1,482,481,817.469
Jeanne LaPorta	264,404,806,966.210	1,075,138,918.372
16

Annual Financial Statements and Other Information
December 31, 2024
State Street Institutional Investment Trust
State Street Institutional U.S. Government Money Market Fund
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-392-0869 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding  Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11)  - Not Applicable

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$172,663,569,869
Receivable for fund shares sold	5,135,529
Receivable from Adviser	2,020
Prepaid expenses and other assets	174,837
TOTAL ASSETS	172,668,882,255
LIABILITIES
Payable for fund shares repurchased	17,175,618
Administration fees payable	6,962,776
Shareholder servicing fee payable	1,103,250
Distribution fees payable	79,762
Transfer agent fees payable	18,070
Registration and filing fees payable	2,664,113
Professional fees payable	53,471
Printing fees payable	102,798
Distribution payable	174,957,243
Accrued expenses and other liabilities	30,060
TOTAL LIABILITIES	203,147,161
NET ASSETS	$172,465,735,094
NET ASSETS CONSIST OF:
Paid-in capital	$172,466,647,775
Total distributable earnings (loss)	(912,681)
NET ASSETS	$172,465,735,094
Administration Class
Net Assets	$1,647,045,753
Shares Outstanding	1,647,085,872
Net asset value, offering and redemption price per share	$1.00
Bancroft Capital Class
Net Assets	$47,688,017
Shares Outstanding	47,692,094
Net asset value, offering and redemption price per share	$1.00
Blaylock Van Class
Net Assets	$311,900,240
Shares Outstanding	311,903,394
Net asset value, offering and redemption price per share	$1.00
Cabrera Capital Markets Class
Net Assets	$1,813,575
Shares Outstanding	1,813,523
Net asset value, offering and redemption price per share	$1.00
Institutional Class
Net Assets	$11,874,488,289
Shares Outstanding	11,874,601,293
Net asset value, offering and redemption price per share	$1.00
Investment Class
Net Assets	$148,521,240
Shares Outstanding	148,526,438
Net asset value, offering and redemption price per share	$1.00
Investor Class
Net Assets	$3,326,227,418
Shares Outstanding	3,326,266,193
Net asset value, offering and redemption price per share	$1.00
Opportunity Class
Net Assets	$6,001,997,416
Shares Outstanding	6,002,057,215
Net asset value, offering and redemption price per share	$1.00
Premier Class
Net Assets	$143,075,680,990
Shares Outstanding	143,076,728,121
Net asset value, offering and redemption price per share	$1.00
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES  (continued)
December 31, 2024

Class G
Net Assets	$5,963,994,941
Shares Outstanding	5,964,051,492
Net asset value, offering and redemption price per share	$1.00
Select Class
Net Assets	$66,377,215
Shares Outstanding	66,376,485
Net asset value, offering and redemption price per share	$1.00
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2024

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	8,005,102,957
Expenses allocated from affiliated Portfolio	(88,520,915)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	7,916,582,042
EXPENSES
Administration fees
Administration Class	957,078
Bancroft Capital Class	31,733
Blaylock Van Class	82,434
Cabrera Capital Markets Class	67,921
Institutional Class	7,048,048
Investment Class	120,781
Investor Class	1,639,512
Opportunity Class	2,993,347
Premier Class	61,443,997
Class G	511,765
Select Class	25,343
Shareholder servicing fees
Administration Class	3,828,312
Bancroft Capital Class	19,040
Blaylock Van Class	49,461
Cabrera Capital Markets Class	40,753
Institutional Class	4,228,828
Investment Class	603,905
Investor Class	2,623,219
Opportunity Class	1,796,008
Distribution fees
Administration Class	957,078
Investment Class	241,562
Custodian fees	51,509
Trustees’ fees and expenses	20,996
Transfer agent fees	77,435
Registration and filing fees	7,254,405
Professional fees and expenses	460,824
Printing and postage fees	244,113
Insurance expense	352,786
Miscellaneous expenses	378,969
TOTAL EXPENSES	98,151,162
Expenses waived/reimbursed by the Adviser	(33,857)
NET EXPENSES	98,117,305
NET INVESTMENT INCOME (LOSS)	$7,818,464,737
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	(536,864)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$7,817,927,873
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/24	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$7,818,464,737	$5,341,102,684
Net realized gain (loss)	(536,864)	101,150
Net increase (decrease) in net assets resulting from operations	7,817,927,873	5,341,203,834
DISTRIBUTIONS TO SHAREHOLDERS:
Administration Class	(93,505,602)	(111,884,494)
Bancroft Capital Class	(3,156,673)	(8,302,489)
Blaylock Van Class	(8,117,955)	(14,581,700)
Cabrera Capital Markets Class	(7,042,379)	(34,131,400)
Institutional Class	(714,661,963)	(360,336,982)
Investment Class	(11,585,054)	(14,338,503)
Investor Class	(163,806,487)	(105,041,202)
Opportunity Class	(301,467,396)	(149,600,392)
Premier Class	(6,251,270,397)	(4,313,164,519)
Class G	(261,557,060)	(225,815,797)
Select Class	(2,595,096)	(1,868,429)
Total distributions to shareholders	(7,818,766,062)	(5,339,065,907)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administration Class
Shares sold	24,502,785,755	25,863,421,151
Reinvestment of distributions	29,261,264	20,622,959
Shares redeemed	(25,364,008,486)	(25,655,302,071)
Net increase (decrease) from capital share transactions	(831,961,467)	228,742,039
Bancroft Capital Class
Shares sold	154,100,000	335,000,000
Reinvestment of distributions	3,154,599	8,252,656
Shares redeemed	(169,930,947)	(282,984,343)
Net increase (decrease) from capital share transactions	(12,676,348)	60,268,313
Blaylock Van Class
Shares sold	1,628,100,003	6,411,475,001
Reinvestment of distributions	4,594,893	3,183,742
Shares redeemed	(1,374,842,681)	(6,790,391,589)
Net increase (decrease) from capital share transactions	257,852,215	(375,732,846)
Cabrera Capital Markets Class
Shares sold	1,165,777,576	6,285,125,000
Reinvestment of distributions	4,738,308	25,145,865
Shares redeemed	(1,640,749,106)	(6,013,587,526)
Net increase (decrease) from capital share transactions	(470,233,222)	296,683,339
Institutional Class
Shares sold	179,929,257,006	85,654,616,499
Reinvestment of distributions	341,091,611	168,186,022
Shares redeemed	(179,180,582,719)	(78,411,427,364)
Net increase (decrease) from capital share transactions	1,089,765,898	7,411,375,157
Investment Class
Shares sold	301,261,217	621,161,429
Reinvestment of distributions	462,114	659,219
Shares redeemed	(431,243,070)	(761,016,261)
Net increase (decrease) from capital share transactions	(129,519,739)	(139,195,613)
Investor Class
Shares sold	46,835,120,146	33,432,368,720
Reinvestment of distributions	143,124,764	86,509,150
Shares redeemed	(45,338,823,573)	(33,594,397,810)
Net increase (decrease) from capital share transactions	1,639,421,337	(75,519,940)
Opportunity Class
Shares sold	73,924,887,907	48,691,352,428
Reinvestment of distributions	192,836,696	111,595,556
Shares redeemed	(72,545,776,292)	(46,757,310,336)
Net increase (decrease) from capital share transactions	1,571,948,311	2,045,637,648
Premier Class
Shares sold	1,651,467,533,159	1,188,129,293,732
Reinvestment of distributions	4,685,774,230	3,368,571,989
Shares redeemed	(1,639,329,965,255)	(1,140,384,737,223)
Net increase (decrease) from capital share transactions	16,823,342,134	51,113,128,498
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Year Ended 12/31/24	Year Ended 12/31/23
Class G
Shares sold	$76,272,857,837	$50,697,276,757
Reinvestment of distributions	255,900,619	221,471,254
Shares redeemed	(75,330,532,246)	(50,852,665,369)
Net increase (decrease) from capital share transactions	1,198,226,210	66,082,642
Select Class
Shares sold	431,523,217	253,740,202
Reinvestment of distributions	2,587,774	1,864,086
Shares redeemed	(410,968,765)	(241,063,940)
Net increase (decrease) from capital share transactions	23,142,226	14,540,348
Net increase (decrease) in net assets from beneficial interest transactions	21,159,307,555	60,646,009,585
Net increase (decrease) in net assets during the period	21,158,469,366	60,648,147,512
Net assets at beginning of period	151,307,265,728	90,659,118,216
NET ASSETS AT END OF PERIOD	$172,465,735,094	$151,307,265,728
SHARES OF BENEFICIAL INTEREST:
Administration Class
Shares sold	24,502,785,755	25,863,421,151
Reinvestment of distributions	29,261,264	20,622,959
Shares redeemed	(25,364,008,486)	(25,655,302,071)
Net increase (decrease) from share transactions	(831,961,467)	228,742,039
Bancroft Capital Class
Shares sold	154,100,000	335,000,000
Reinvestment of distributions	3,154,599	8,252,656
Shares redeemed	(169,930,947)	(282,984,343)
Net increase (decrease) from share transactions	(12,676,348)	60,268,313
Blaylock Van Class
Shares sold	1,628,100,003	6,411,475,001
Reinvestment of distributions	4,594,893	3,183,742
Shares redeemed	(1,374,842,681)	(6,790,391,589)
Net increase (decrease) from share transactions	257,852,215	(375,732,846)
Cabrera Capital Markets Class
Shares sold	1,165,777,576	6,285,125,000
Reinvestment of distributions	4,738,308	25,145,865
Shares redeemed	(1,640,749,106)	(6,013,587,526)
Net increase (decrease) from share transactions	(470,233,222)	296,683,339
Institutional Class
Shares sold	179,929,257,006	85,654,616,499
Reinvestment of distributions	341,091,611	168,186,022
Shares redeemed	(179,180,582,719)	(78,411,427,364)
Net increase (decrease) from share transactions	1,089,765,898	7,411,375,157
Investment Class
Shares sold	301,261,217	621,161,429
Reinvestment of distributions	462,114	659,219
Shares redeemed	(431,243,070)	(761,016,261)
Net increase (decrease) from share transactions	(129,519,739)	(139,195,613)
Investor Class
Shares sold	46,835,120,146	33,432,368,720
Reinvestment of distributions	143,124,764	86,509,150
Shares redeemed	(45,338,823,573)	(33,594,397,810)
Net increase (decrease) from share transactions	1,639,421,337	(75,519,940)
Opportunity Class
Shares sold	73,924,887,907	48,691,352,428
Reinvestment of distributions	192,836,696	111,595,556
Shares redeemed	(72,545,776,292)	(46,757,310,336)
Net increase (decrease) from share transactions	1,571,948,311	2,045,637,648
Premier Class
Shares sold	1,651,467,533,159	1,188,129,293,732
Reinvestment of distributions	4,685,774,230	3,368,571,989
Shares redeemed	(1,639,329,965,255)	(1,140,384,737,223)
Net increase (decrease) from share transactions	16,823,342,134	51,113,128,498
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Year Ended 12/31/24	Year Ended 12/31/23
Class G
Shares sold	76,272,857,837	50,697,276,757
Reinvestment of distributions	255,900,619	221,471,254
Shares redeemed	(75,330,532,246)	(50,852,665,369)
Net increase (decrease) from share transactions	$1,198,226,210	$66,082,642
Select Class
Shares sold	431,523,217	253,740,202
Reinvestment of distributions	2,587,774	1,864,086
Shares redeemed	(410,968,765)	(241,063,940)
Net increase (decrease) from share transactions	23,142,226	14,540,348
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administration Class (a)
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0486	0.0469	0.0139	0.0001	0.0026
Net realized gain (loss)	(0.0000)(b)	0.0000(b)	0.0000(b)	—	0.0000(b)
Total from investment operations	0.0486	0.0469	0.0139	0.0001	0.0026
Distributions to shareholders from:
Net investment income	(0.0486)	(0.0469)	(0.0139)	(0.0001)	(0.0026)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	4.97%	4.80%	1.39%	0.01%	0.26%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,647,046	$2,479,017	$2,250,119	$2,230,490	$2,550,831
Ratios to Average Net Assets:
Total expenses	0.36%	0.36%	0.37%	0.37%	0.37%
Net expenses	0.36%	0.36%	0.30%	0.07%	0.23%
Net investment income (loss)	4.88%	4.71%	1.39%	0.01%	0.20%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Bancroft Capital Class (a)
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/13/21*- 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0508	0.0491	0.0157	0.0001
Net realized gain (loss)	(0.0000)(b)	0.0000(b)	0.0000(b)	0.0000(b)
Total from investment operations	0.0508	0.0491	0.0157	0.0001
Distributions to shareholders from:
Net investment income	(0.0508)	(0.0491)	(0.0157)	(0.0001)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	5.20%	5.03%	1.58%	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$47,688	$60,365	$100	$100
Ratios to Average Net Assets:
Total expenses	0.14%	0.14%	0.15%	0.14%(d)
Net expenses	0.14%	0.14%	0.13%	0.04%(d)
Net investment income (loss)	4.97%	5.03%	1.46%	0.03%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Blaylock Van Class (a)
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/20/21*- 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0509	0.0490	0.0156	0.0001
Net realized gain (loss)	(0.0001)	0.0001	0.0000(b)	0.0000(b)
Total from investment operations	0.0508	0.0491	0.0156	0.0001
Distributions to shareholders from:
Net investment income	(0.0508)	(0.0491)	(0.0156)	(0.0001)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	5.20%	5.03%	1.58%	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$311,900	$54,050	$429,773	$500
Ratios to Average Net Assets:
Total expenses	0.14%	0.14%	0.15%	0.14%(d)
Net expenses	0.14%	0.14%	0.15%	0.04%(d)
Net investment income (loss)	4.92%	5.06%	3.46%	0.03%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of their respective Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Cabrera Capital Markets Class (a)
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/20/21*- 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0508	0.0492	0.0157	0.0001
Net realized gain (loss)	(0.0000)(b)	0.0000(b)	0.0000(b)	0.0000(b)
Total from investment operations	0.0508	0.0492	0.0157	0.0001
Distributions to shareholders from:
Net investment income	(0.0508)	(0.0492)	(0.0157)	(0.0001)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	5.20%	5.03%	1.58%	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,814	$472,047	$175,359	$100
Ratios to Average Net Assets:
Total expenses	0.14%	0.15%	0.18%	0.14%(d)
Net expenses	0.14%	0.15%	0.17%	0.04%(d)
Net investment income (loss)	5.18%	5.24%	4.32%	0.02%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of their respective Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Institutional Class (a)
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0508	0.0491	0.0156	0.0001	0.0037
Net realized gain (loss)	(0.0000)(b)	0.0000(b)	0.0000(b)	—	0.0000(b)
Total from investment operations	0.0508	0.0491	0.0156	0.0001	0.0037
Distributions to shareholders from:
Net investment income	(0.0508)	(0.0491)	(0.0156)	(0.0001)	(0.0037)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	5.21%	5.04%	1.58%	0.03%	0.37%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$11,874,488	$10,784,799	$3,373,375	$1,588,396	$1,349,398
Ratios to Average Net Assets:
Total expenses	0.14%	0.15%	0.15%	0.15%	0.15%
Net expenses	0.14%	0.15%	0.14%	0.04%	0.14%
Net investment income (loss)	5.07%	5.08%	2.06%	0.03%	0.42%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investment Class (a)
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0476	0.0459	0.0132	0.0001	0.0025
Net realized gain (loss)	(0.0000)(b)	0.0000(b)	0.0000(b)	—	0.0000(b)
Total from investment operations	0.0476	0.0459	0.0132	0.0001	0.0025
Distributions to shareholders from:
Net investment income	(0.0476)	(0.0459)	(0.0132)	(0.0001)	(0.0025)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	4.87%	4.69%	1.33%	0.01%	0.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$148,521	$278,042	$417,225	$428,088	$483,015
Ratios to Average Net Assets:
Total expenses	0.46%	0.46%	0.47%	0.47%	0.47%
Net expenses	0.46%	0.46%	0.38%	0.07%	0.27%
Net investment income (loss)	4.80%	4.53%	1.32%	0.01%	0.32%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investor Class (a)
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0503	0.0486	0.0152	0.0001	0.0033
Net realized gain (loss)	(0.0000)(b)	0.0000(b)	0.0000(b)	—	0.0000(b)
Total from investment operations	0.0503	0.0486	0.0152	0.0001	0.0033
Distributions to shareholders from:
Net investment income	(0.0503)	(0.0486)	(0.0152)	(0.0001)	(0.0033)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	5.15%	4.97%	1.53%	0.01%	0.33%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,326,227	$1,686,830	$1,762,314	$1,063,097	$936,980
Ratios to Average Net Assets:
Total expenses	0.19%	0.19%	0.20%	0.20%	0.20%
Net expenses	0.19%	0.19%	0.18%	0.07%	0.18%
Net investment income (loss)	5.00%	4.85%	1.96%	0.01%	0.35%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Opportunity Class (a)
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/28/21*- 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0508	0.0491	0.0156	0.0001
Net realized gain (loss)	(0.0000)(b)	0.0000(b)	0.0000(b)	0.0000(b)
Total from investment operations	0.0508	0.0491	0.0156	0.0001
Distributions to shareholders from:
Net investment income	(0.0508)	(0.0491)	(0.0156)	(0.0001)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	5.20%	5.03%	1.58%	0.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,001,997	$4,430,079	$2,384,409	$300,002
Ratios to Average Net Assets:
Total expenses	0.14%	0.14%	0.15%	0.15%(d)
Net expenses	0.14%	0.14%	0.14%	0.04%(d)
Net investment income (loss)	5.04%	5.00%	2.00%	0.03%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of their respective Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Premier Class (a)
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0511	0.0494	0.0159	0.0001	0.0039
Net realized gain (loss)	(0.0000)(b)	0.0000(b)	0.0000(b)	—	0.0000(b)
Total from investment operations	0.0511	0.0494	0.0159	0.0001	0.0039
Distributions to shareholders from:
Net investment income	(0.0511)	(0.0494)	(0.0159)	(0.0001)	(0.0039)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	5.23%	5.06%	1.60%	0.03%	0.39%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$143,075,681	$126,252,999	$75,138,139	$84,009,144	$67,604,723
Ratios to Average Net Assets:
Total expenses	0.11%	0.11%	0.12%	0.12%	0.12%
Net expenses	0.11%	0.11%	0.10%	0.05%	0.12%
Net investment income (loss)	5.09%	5.01%	1.63%	0.03%	0.33%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class G (a)
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0515	0.0498	0.0162	0.0001	0.0043
Net realized gain (loss)	(0.0000)(b)	0.0000(b)	0.0000(b)	—	0.0000(b)
Total from investment operations	0.0515	0.0498	0.0162	0.0001	0.0043
Distributions to shareholders from:
Net investment income	(0.0515)	(0.0498)	(0.0162)	(0.0001)	(0.0043)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	5.27%	5.10%	1.63%	0.03%	0.43%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,963,995	$4,765,804	$4,699,611	$7,180,149	$6,025,209
Ratios to Average Net Assets:
Total expenses	0.07%	0.07%	0.08%	0.08%	0.08%
Net expenses	0.07%	0.07%	0.07%	0.05%	0.08%
Net investment income (loss)	5.11%	4.98%	1.47%	0.03%	0.37%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Select Class (a)
	Year Ended 12/31/24	Year Ended 12/31/23	For the Period 6/2/22*- 12/31/22
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0514	0.0498	0.0152
Net realized gain (loss)	(0.0000)(b)	0.0000(b)	—
Total from investment operations	0.0514	0.0498	0.0152
Distributions to shareholders from:
Net investment income	(0.0514)	(0.0498)	(0.0152)
Net asset value, end of period	$1.0000	$1.0000	$1.0000
Total return (c)	5.27%	5.10%	1.62%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$66,377	$43,234	$28,693
Ratios to Average Net Assets:
Total expenses	0.11%	0.11%	0.12%(d)
Net expenses	0.08%	0.07%	0.08%(d)
Net investment income (loss)	5.12%	5.02%	2.86%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2024

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2024, the Trust consists of thirty (30) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a “Trustee”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional U.S. Government Money Market Fund	Administration Class Bancroft Capital Class Blaylock Van Class Cabrera Capital Markets Class Institutional Class Investment Class Investor Class Opportunity Class Premier Class Class G Select Class	August 23, 2016 October 13, 2021 October 20, 2021 October 20, 2021 January 18, 2018 October 17, 2007 March 21, 2016 October 28, 2021 October 25, 2007 October 5, 2014 June 2, 2022	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street U.S. Government Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.37% at December 31, 2024). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. The Fund is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments held by it.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
The Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Fund’s investments in accordance with its investment objective. The Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Fund’s Total Return is utilized by the CODM to compare results, including the impact of the Fund’s costs, to the Fund’s competitors and to the Fund’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 3 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
The summary of the inputs used for the Portfolio, as of December 31, 2024, in valuing the Portfolio’s securities carried at fair value are discussed in Note 3 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2025 to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees, any class-specific expenses such as distribution, shareholder servicing, administration and sub-transfer agency fees) exceed 0.07% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2025 except with approval of the Board. For the year ended December 31, 2024, the
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

Adviser contractually waived fees in the amount of $33,857.
SSGA FM is contractually obligated until April 30, 2025 to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses or acquired fund fees and expenses) of the Select Class shares of the Fund exceed 0.08% of average daily net assets on an annual basis. This reimbursement arrangement for Select Class shares of the Fund may not be terminated prior to April 30, 2025 except with approval of the Fund's Board of Trustees. For the year ended December 31, 2024, the Adviser contractually waived fees in the amount of $0.
In addition to the contractual expense limitation for the Fund, each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund or a share class to the extent necessary to maintain a certain minimum net yield, which may vary from time to time and from share class to share class within the Fund, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust, or some share classes of a series, and not others. The amount of any Voluntary Reduction may differ between such series and share classes in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Fund shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust or share classes and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Fund and the Portfolio have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield. Any such future reimbursement of an applicable Service Provider may result in the total annual operating expenses with respect to a share class of the Fund exceeding the amount of the expense cap under the contractual expense limitation agreement because the expense is not covered by the agreement.
Fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the year ended December 31, 2024 were $0.
As of December 31, 2024, SSGA FM has not recouped any expenses from the Fund. Waived/reduced fees subject to potential recovery by year of expiration are as follows:
Expiration Date	Amount
12/31/2025	$10,107,908
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, each share class of the Fund, except class G shares, pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. Class G shares pay a fee at an annual rate of 0.01% of the average daily net assets of such class to SSGA FM. The fees are accrued daily and paid monthly.
The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distribution Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10% of the Fund’s net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
During the year ended December 31, 2024, the Fund's Administration Class shares and Investment Class shares paid $957,078 and $241,562, respectively, to SSGA FD under the Plan.
Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund's Administration Class shares, Bancroft Capital Class shares, Blaylock Van Class shares, Cabrera Capital Markets Class shares, Institutional Class shares, Investment Class shares, Investor Class shares and Opportunity Class shares made payments for these services at an annual rate up to 0.20%, 0.03%, 0.03%, 0.03%, 0.03%, 0.25%, 0.08% and 0.03%, respectively, of each applicable share class's eligible average daily net assets. During the year ended December 31, 2024, the Fund’s Administration Class shares, Bancroft Capital Class shares, Blaylock Van Class shares, Cabrera Capital Markets Class shares, Institutional Class shares, Investment Class shares, Investor Class shares and Opportunity Class shares paid SSGA FD $3,828,312, $19,040, $49,461, $40,753, $4,228,828, $603,905, $2,623,219, and $1,796,008, respectively, for these services which SSGA FD subsequently paid in part to financial intermediaries.
5.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code  of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future.
The tax character of distributions paid during the year ended December 31, 2024, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Institutional U.S. Government Money Market Fund	$7,818,766,062	$—	$7,818,766,062
The tax character of distributions paid during the year ended December 31, 2023, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Institutional U.S. Government Money Market Fund	$ 5,339,065,907	$ —	$ 5,339,065,907
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

At December 31, 2024, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street Institutional U.S. Government Money Market Fund	$—	$(536,865)	$—	$—	$(536,865)
As of December 31, 2024, the Fund had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
State Street Institutional U.S. Government Money Market Fund	$536,863	$1
As of December 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk).Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street Institutional U.S. Government Money Market Fund and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Institutional U.S. Government Money Market Fund (the “Fund”) (one of the series constituting State Street Institutional Investment Trust (the “Trust”)), as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Institutional Investment Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 18, 2025
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
December 31, 2024

Shareholder Meeting Results
Rule 30e-1 under the Investment Company Act of 1940, as amended, requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Shareholders were asked to participate in a special meeting of shareholders on December 6, 2024 (the “Shareholder Meeting”). The final results of the Shareholder Meeting are reported in the tables below.
All Funds
Proposal 1: To elect the following as Trustees of the Trust:
Proposed Trustee	Shares For	Shares Withheld
Patrick J. Riley	106,202,253,380.880	923,236,109.062
Donna M. Rapaccioli	105,799,774,785.851	1,325,714,704.091
Margaret K. McLaughlin	106,028,299,665.201	1,097,189,824.741
George M. Pereira	105,597,348,911.734	1,528,140,578.208
Mark E. Swanson	106,504,504,254.819	620,985,235.123
Jeanne LaPorta	106,675,779,342.008	449,710,147.934
24

Annual Financial Statements and Other Information
December 31, 2024
State Street Master Funds
State Street U.S. Government Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-866-392-0869. Please read the offering document carefully before investing in the Portfolio.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding  Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11)  - Not Applicable

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2024

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT—12.7%
Federal Farm Credit Banks Funding Corp., Federal Reserve Bank Prime Loan Rate - 3.05% (a)	4.450%	01/01/2025	02/27/2025	$225,000,000	$225,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.09% (a)	4.460%	01/01/2025	01/28/2026	156,200,000	156,200,000
Federal Farm Credit Banks Funding Corp., 3 mo. Treasury money market yield + 0.19% (a)	4.466%	01/01/2025	02/06/2026	250,000,000	249,986,946
Federal Farm Credit Banks Funding Corp., SOFR + 0.10% (a)	4.470%	01/01/2025	04/01/2026	613,500,000	613,500,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.10% (a)	4.470%	01/01/2025	06/18/2026	47,400,000	47,388,574
Federal Farm Credit Banks Funding Corp., SOFR + 0.11% (a)	4.475%	01/01/2025	03/18/2026	450,400,000	450,361,135
Federal Farm Credit Banks Funding Corp., SOFR + 0.11% (a)	4.475%	01/01/2025	05/19/2026	33,200,000	33,200,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.11% (a)	4.480%	01/01/2025	04/16/2026	94,700,000	94,700,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.12% (a)	4.485%	01/01/2025	04/08/2026	28,550,000	28,550,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.12% (a)	4.490%	01/01/2025	01/27/2026	417,948,000	417,948,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.12% (a)	4.490%	01/01/2025	05/08/2026	30,000,000	30,003,530
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	4.495%	01/01/2025	07/09/2026	95,000,000	95,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	4.495%	01/01/2025	07/16/2026	270,800,000	270,800,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	4.495%	01/01/2025	07/21/2026	94,900,000	94,900,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	4.495%	01/01/2025	09/08/2026	66,400,000	66,400,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)(b)	4.495%	01/06/2025	10/06/2026	50,000,000	50,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	4.500%	01/01/2025	02/20/2026	65,000,000	65,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	4.500%	01/01/2025	08/28/2026	33,100,000	33,100,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)(b)	4.500%	01/02/2025	11/02/2026	175,000,000	175,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	4.505%	01/01/2025	03/04/2026	259,300,000	259,352,142
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	4.505%	01/01/2025	09/16/2026	246,900,000	246,900,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	4.505%	01/01/2025	10/21/2026	405,000,000	404,982,286
Federal Farm Credit Banks Funding Corp., Fed Funds Rate + 0.18% (a)	4.510%	01/01/2025	11/02/2026	189,700,000	189,700,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	4.510%	01/01/2025	09/04/2026	129,320,000	129,320,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	4.510%	01/01/2025	10/09/2026	590,600,000	590,600,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	4.510%	01/01/2025	10/23/2026	100,000,000	100,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	4.510%	01/01/2025	11/20/2026	243,700,000	243,700,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	4.510%	01/01/2025	11/25/2026	57,277,000	57,277,000
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	4.510%	01/01/2025	12/02/2026	$62,200,000	$62,200,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.35% (a)	4.720%	01/01/2025	11/25/2025	14,100,000	14,135,530
Federal Farm Credit Discount Notes (c)	4.550%	01/09/2025	01/09/2025	222,600,000	222,403,061
Federal Farm Credit Discount Notes (c)	5.020%	01/15/2025	01/15/2025	44,300,000	44,219,694
Federal Farm Credit Discount Notes (c)	5.100%	01/06/2025	01/06/2025	47,000,000	46,973,367
Federal Farm Credit Discount Notes (c)	5.100%	01/08/2025	01/08/2025	35,000,000	34,970,250
Federal Farm Credit Discount Notes (c)	5.100%	01/13/2025	01/13/2025	38,360,000	38,300,222
Federal Home Loan Bank Discount Notes (c)	4.230%	05/19/2025	05/19/2025	134,000,000	131,842,935
Federal Home Loan Bank Discount Notes (c)	4.240%	03/28/2025	03/28/2025	847,000,000	838,520,589
Federal Home Loan Bank Discount Notes (c)	4.250%	05/05/2025	05/05/2025	223,300,000	220,057,498
Federal Home Loan Bank Discount Notes (c)	4.250%	05/08/2025	05/08/2025	236,300,000	232,785,038
Federal Home Loan Bank Discount Notes (c)	4.310%	04/01/2025	04/01/2025	223,900,000	221,514,283
Federal Home Loan Bank Discount Notes (c)	4.340%	04/04/2025	04/04/2025	120,400,000	119,064,630
Federal Home Loan Bank Discount Notes (c)	4.385%	03/07/2025	03/07/2025	170,922,000	169,589,568
Federal Home Loan Bank Discount Notes (c)	4.430%	02/20/2025	02/20/2025	225,200,000	223,842,107
Federal Home Loan Bank Discount Notes (c)	4.450%	02/14/2025	02/14/2025	444,800,000	442,435,764
Federal Home Loan Bank Discount Notes (c)	4.580%	01/28/2025	01/28/2025	479,000,000	477,415,574
Federal Home Loan Bank Discount Notes (c)	4.650%	02/03/2025	02/03/2025	213,500,000	212,617,533
Federal Home Loan Bank Discount Notes (c)	4.760%	02/10/2025	02/10/2025	525,800,000	523,088,625
Federal Home Loan Bank Discount Notes (c)	4.780%	01/31/2025	01/31/2025	200,000,000	199,229,889
Federal Home Loan Bank Discount Notes (c)	4.790%	01/24/2025	01/24/2025	111,000,000	110,675,078
Federal Home Loan Bank Discount Notes (c)	5.100%	01/13/2025	01/13/2025	43,600,000	43,532,057
Federal Home Loan Banks, SOFR + 0.04% (a)	4.410%	01/01/2025	03/14/2025	723,000,000	723,000,000
Federal Home Loan Banks, SOFR + 0.09% (a)	4.460%	01/01/2025	08/15/2025	482,030,000	482,030,000
Federal Home Loan Banks, SOFR + 0.10% (a)	4.465%	01/01/2025	03/19/2026	189,700,000	189,700,000
Federal Home Loan Banks, SOFR + 0.11% (a)	4.480%	01/01/2025	04/10/2026	297,010,000	297,009,185
Federal Home Loan Banks, SOFR + 0.11% (a)	4.480%	01/01/2025	04/15/2026	286,100,000	286,100,000
Federal Home Loan Banks, SOFR + 0.13% (a)	4.500%	01/01/2025	01/27/2025	499,200,000	499,200,000
Federal Home Loan Banks, SOFR + 0.13% (a)	4.500%	01/01/2025	02/09/2026	120,520,000	120,520,000
Federal Home Loan Banks, SOFR + 0.13% (a)	4.500%	01/01/2025	02/13/2026	384,760,000	384,760,000
Federal Home Loan Banks, SOFR + 0.13% (a)	4.500%	01/01/2025	03/24/2026	20,800,000	20,801,293
Federal Home Loan Banks, SOFR + 0.14% (a)	4.510%	01/01/2025	09/18/2026	185,000,000	185,001,022
Federal Home Loan Banks, SOFR + 0.14% (a)	4.510%	01/01/2025	10/29/2026	473,200,000	473,200,000
Federal Home Loan Banks, SOFR + 0.16% (a)	4.530%	01/01/2025	07/14/2025	678,450,000	678,779,923
Federal Home Loan Banks, SOFR + 0.18% (a)	4.550%	01/01/2025	12/02/2026	750,000,000	750,000,000
Federal Home Loan Banks, SOFR + 0.20% (a)	4.570%	01/01/2025	12/18/2026	47,000,000	47,047,384
Federal Home Loan Banks	4.863%	03/03/2025	03/03/2025	1,163,000,000	1,162,551,704
Federal Home Loan Banks	5.264%	04/14/2025	04/14/2025	220,165,000	217,344,110
Federal Home Loan Banks	5.305%	05/12/2025	05/12/2025	655,400,000	655,400,000
Federal Home Loan Mortgage Corp., SOFR + 0.11% (a)	4.480%	01/01/2025	03/05/2026	591,300,000	591,300,000
Federal Home Loan Mortgage Corp., SOFR + 0.11% (a)	4.480%	01/01/2025	05/07/2026	177,400,000	177,400,000
Federal Home Loan Mortgage Corp., SOFR + 0.12% (a)	4.485%	01/01/2025	04/02/2026	705,600,000	705,646,805
Federal Home Loan Mortgage Corp., SOFR + 0.14% (a)	4.510%	01/01/2025	09/04/2026	599,300,000	599,300,000
Federal Home Loan Mortgage Corp., SOFR + 0.14% (a)	4.510%	01/01/2025	09/23/2026	578,000,000	578,000,000
Federal Home Loan Mortgage Corp., SOFR + 0.14% (a)	4.510%	01/01/2025	10/16/2026	331,200,000	331,200,000
Federal National Mortgage Association, SOFR + 0.12% (a)	4.490%	01/01/2025	07/29/2026	296,500,000	296,483,273
Federal National Mortgage Association, SOFR + 0.14% (a)	4.505%	01/01/2025	08/21/2026	589,200,000	589,200,000
Federal National Mortgage Association, SOFR + 0.14% (a)	4.510%	01/01/2025	09/11/2026	530,800,000	530,798,039
Federal National Mortgage Association, SOFR + 0.14% (a)	4.510%	01/01/2025	10/23/2026	91,700,000	91,700,000
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Federal National Mortgage Association, SOFR + 0.14% (a)	4.510%	01/01/2025	11/20/2026	$173,000,000	$173,000,000
Federal National Mortgage Association, SOFR + 0.14% (a)	4.510%	01/01/2025	12/11/2026	126,100,000	126,100,000
Federal National Mortgage Association	5.259%	04/22/2025	04/22/2025	94,983,000	93,706,619
TOTAL GOVERNMENT AGENCY DEBT					22,104,562,262
TREASURY DEBT—45.7%
U.S. Treasury Bills (c)	3.795%	10/02/2025	10/02/2025	492,290,000	477,770,869
U.S. Treasury Bills (b)(c)	4.135%	07/03/2025	07/03/2025	49,000,000	47,975,669
U.S. Treasury Bills (c)	4.140%	06/26/2025	06/26/2025	450,000,000	440,943,750
U.S. Treasury Bills (c)	4.160%	06/20/2025	06/20/2025	2,157,660,000	2,115,475,502
U.S. Treasury Bills (c)	4.203%	06/12/2025	06/12/2025	853,310,000	837,276,225
U.S. Treasury Bills (c)	4.220%	04/22/2025	04/22/2025	1,192,200,000	1,176,827,243
U.S. Treasury Bills (c)	4.228%	04/15/2025	04/15/2025	1,741,350,000	1,720,241,036
U.S. Treasury Bills (c)	4.236%	04/03/2025	04/03/2025	2,498,930,000	2,472,226,533
U.S. Treasury Bills (c)	4.238%	04/29/2025	04/29/2025	1,749,700,000	1,725,631,347
U.S. Treasury Bills (c)	4.255%	03/27/2025	03/27/2025	1,655,320,000	1,638,818,527
U.S. Treasury Bills (c)	4.260%	05/08/2025	05/08/2025	1,975,580,000	1,946,124,102
U.S. Treasury Bills (c)	4.271%	04/17/2025	04/17/2025	1,443,840,000	1,425,857,311
U.S. Treasury Bills (c)	4.305%	06/05/2025	06/05/2025	2,316,950,000	2,274,357,367
U.S. Treasury Bills (c)	4.310%	05/15/2025	05/15/2025	921,560,000	906,885,949
U.S. Treasury Bills (c)	4.310%	05/22/2025	05/22/2025	1,675,770,000	1,647,667,136
U.S. Treasury Bills (c)	4.315%	04/08/2025	04/08/2025	1,788,560,000	1,767,973,378
U.S. Treasury Bills (c)	4.315%	04/24/2025	04/24/2025	1,537,780,000	1,517,153,438
U.S. Treasury Bills (c)	4.325%	04/10/2025	04/10/2025	1,823,920,000	1,802,427,165
U.S. Treasury Bills (c)	4.340%	05/29/2025	05/29/2025	1,839,560,000	1,807,029,953
U.S. Treasury Bills (c)	4.341%	05/01/2025	05/01/2025	1,816,140,000	1,790,111,650
U.S. Treasury Bills (c)	4.370%	03/18/2025	03/18/2025	1,063,880,000	1,054,158,979
U.S. Treasury Bills (c)	4.373%	04/01/2025	04/01/2025	1,524,700,000	1,508,168,384
U.S. Treasury Bills (c)	4.393%	03/06/2025	03/06/2025	401,600,000	398,508,896
U.S. Treasury Bills (c)	4.400%	03/11/2025	03/11/2025	910,780,000	903,201,804
U.S. Treasury Bills (c)	4.420%	02/18/2025	02/18/2025	1,289,710,000	1,282,267,456
U.S. Treasury Bills (c)	4.420%	02/27/2025	02/27/2025	527,840,000	524,211,947
U.S. Treasury Bills (c)	4.423%	02/04/2025	02/04/2025	2,622,080,000	2,611,469,132
U.S. Treasury Bills (c)	4.428%	02/13/2025	02/13/2025	1,015,530,000	1,010,289,333
U.S. Treasury Bills (c)	4.430%	01/28/2025	01/28/2025	2,899,180,000	2,889,965,711
U.S. Treasury Bills (c)	4.430%	02/11/2025	02/11/2025	997,800,000	992,886,451
U.S. Treasury Bills (c)	4.430%	03/04/2025	03/04/2025	1,815,590,000	1,801,966,874
U.S. Treasury Bills (c)	4.445%	02/25/2025	02/25/2025	3,357,350,000	3,335,363,366
U.S. Treasury Bills (c)	4.508%	01/02/2025	01/02/2025	1,699,960,000	1,699,960,000
U.S. Treasury Bills (c)	4.541%	03/13/2025	03/13/2025	2,299,130,000	2,279,248,889
U.S. Treasury Bills (c)	4.663%	01/21/2025	01/21/2025	1,497,530,000	1,493,849,261
U.S. Treasury Bills (c)	4.715%	01/14/2025	01/14/2025	1,472,730,000	1,470,413,749
U.S. Treasury Bills (c)	4.770%	02/20/2025	02/20/2025	1,060,958,800	1,054,068,582
U.S. Treasury Bills (c)	4.775%	01/07/2025	01/07/2025	736,370,000	735,881,971
U.S. Treasury Bills (c)	4.803%	03/20/2025	03/20/2025	736,402,000	729,640,247
U.S. Treasury Bills (c)	4.930%	01/30/2025	01/30/2025	2,306,170,200	2,297,941,113
U.S. Treasury Bills (c)	4.985%	01/16/2025	01/16/2025	3,051,030,000	3,045,440,740
U.S. Treasury Bills (c)	4.993%	01/23/2025	01/23/2025	2,888,070,000	2,880,089,057
U.S. Treasury Bills (c)	5.084%	01/09/2025	01/09/2025	3,077,160,000	3,074,309,845
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.15% (a)	4.426%	01/01/2025	04/30/2026	712,182,900	712,169,987
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.17% (a)	4.446%	01/07/2025	10/31/2025	731,684,000	731,400,371
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.18% (a)	4.458%	01/01/2025	07/31/2026	$2,084,470,000	$2,082,181,588
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.20% (a)	4.476%	01/01/2025	01/31/2025	361,000,000	361,000,000
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.21% (a)	4.481%	01/01/2025	10/31/2026	1,634,560,000	1,635,090,019
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.25% (a)	4.521%	01/01/2025	01/31/2026	530,243,800	530,259,043
U.S. Treasury Notes	4.313%	10/31/2025	10/31/2025	134,770,000	130,381,699
U.S. Treasury Notes	4.332%	10/31/2025	10/31/2025	133,920,000	134,636,242
U.S. Treasury Notes	4.463%	07/31/2025	07/31/2025	1,793,317,000	1,751,225,506
U.S. Treasury Notes	4.464%	07/31/2025	07/31/2025	257,250,000	257,665,671
U.S. Treasury Notes	4.499%	02/28/2025	02/28/2025	63,200,000	63,207,485
U.S. Treasury Notes	5.024%	07/15/2025	07/15/2025	326,380,000	322,997,529
U.S. Treasury Notes	5.048%	06/30/2025	06/30/2025	163,190,000	162,862,148
U.S. Treasury Notes	5.195%	05/31/2025	05/31/2025	687,930,000	674,518,728
U.S. Treasury Notes	5.228%	05/15/2025	05/15/2025	478,470,000	473,819,232
U.S. Treasury Notes	5.244%	04/30/2025	04/30/2025	577,850,000	575,395,152
U.S. Treasury Notes	5.252%	04/30/2025	04/30/2025	132,320,000	131,343,135
TOTAL TREASURY DEBT					79,342,229,472
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—10.0%
Agreement with Bank of Montreal and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by a Federal Home Loan Mortgage Corporation, 5.000% due 08/01/2052, a Federal National Mortgage Association, 3.000% due 04/01/2052, Government National Mortgage Associations, 4.500% - 6.000% due 08/20/2054 - 11/20/2054, U.S. Treasury Notes, 2.000% - 2.375% due 04/30/2026 - 11/15/2026 and a U.S. Treasury Strip, 0.000% due 02/15/2029, valued at $71,400,058); expected proceeds $70,017,344	4.460%	01/02/2025	01/02/2025	70,000,000	70,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% - 5.500% due 02/01/2038 - 12/01/2054 and Federal National Mortgage Associations, 2.500% - 5.500% due 06/01/2026 - 07/01/2053, valued at $306,000,001); expected proceeds $300,074,500	4.470%	01/02/2025	01/02/2025	300,000,000	300,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 09/12/2024 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% - 7.500% due 05/25/2026 - 12/25/2054, Federal National Mortgage Associations, 0.000% - 9.210% due 06/01/2026 - 09/25/2061, a Federal National Mortgage Associations Strip, 2.000% due 01/01/2052 and Government National Mortgage Associations, 0.000% - 7.982% due 02/20/2032 - 09/20/2074, valued at $494,290,827); expected proceeds $487,534,800	4.830%	01/07/2025	01/07/2025	480,000,000	480,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by Federal Home Loan Mortgage Corporations, 1.981% - 6.500% due 04/15/2036 - 11/25/2054, Federal National Mortgage Associations, 1.331% - 7.000% due 04/01/2025 - 09/25/2054 and Government National Mortgage Associations, 0.000% - 5.605% due 11/20/2046 - 11/20/2074, valued at $41,082,786); expected proceeds $40,009,911	4.460%	01/02/2025	01/02/2025	$40,000,000	$40,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/20/2024 (collateralized by Government National Mortgage Associations, 0.000% - 8.000% due 02/20/2040 - 10/20/2074, valued at $566,500,000); expected proceeds $558,472,139 (d)	4.660%	01/17/2025	01/17/2025	550,000,000	550,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 11/15/2024 (collateralized by a Federal Home Loan Mortgage Corporation, 0.831% due 06/25/2053, Federal National Mortgage Associations, 0.000% - 12.584% due 11/25/2027 - 07/25/2059 and U.S. Treasury Notes, 0.500% - 4.625% due 04/30/2027 - 05/31/2031, valued at $204,809,819); expected proceeds $202,427,778 (d)	4.600%	02/18/2025	02/18/2025	200,000,000	200,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/17/2024 (collateralized by Government National Mortgage Associations, 0.000% - 32.136% due 03/20/2041 - 12/20/2074, valued at $978,500,000); expected proceeds $964,123,333 (d)	4.460%	01/01/2025	04/16/2025	950,000,000	950,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% - 6.500% due 03/01/2052 - 11/01/2054 and Federal National Mortgage Associations, 2.000% - 7.000% due 07/01/2036 - 03/01/2056, valued at $1,938,000,000); expected proceeds $1,900,471,833	4.470%	01/02/2025	01/02/2025	1,900,000,000	1,900,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by Federal National Mortgage Associations, 1.500% - 7.500% due 12/01/2026 - 03/01/2062, valued at $2,040,000,000); expected proceeds $2,000,496,667	4.470%	01/02/2025	01/02/2025	2,000,000,000	2,000,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% - 6.500% due 04/01/2029 - 10/01/2054, Federal National Mortgage Associations, 2.000% - 6.500% due 01/01/2030 - 11/01/2054, a Federal National Mortgage Associations Strip, 2.500% due 04/01/2052 and Government National Mortgage Associations, 0.000% - 5.235% due 08/16/2034 - 03/16/2065, valued at $679,620,412); expected proceeds $665,164,772	4.460%	01/02/2025	01/02/2025	665,000,000	665,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by a Federal Home Loan Mortgage Corporation, 1.924% due 05/01/2052 and Federal National Mortgage Associations, 3.510% - 3.800% due 06/01/2030 - 11/01/2037, valued at $102,000,001); expected proceeds $100,024,778	4.460%	01/02/2025	01/02/2025	100,000,000	100,000,000
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/20/2024 (collateralized by Federal Home Loan Mortgage Corporation Strips, 0.000% - 5.000% due 01/15/2036 - 11/15/2052, Federal Home Loan Mortgage Corporations, 0.000% - 8.319% due 09/25/2026 - 07/25/2056, Federal National Mortgage Associations, 0.000% - 8.150% due 01/25/2026 - 12/01/2063, Federal National Mortgage Associations Strips, 0.000% - 6.500% due 06/01/2031 - 06/01/2054 and Government National Mortgage Associations, 0.000% - 6.500% due 11/16/2033 - 12/16/2066, valued at $2,362,125,387); expected proceeds $2,283,335,000 (d)
	4.520%	01/01/2025	04/17/2025	$2,250,000,000	$2,250,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by a Federal Home Loan Mortgage Corporation, 4.500% due 01/01/2054 and Federal National Mortgage Associations, 2.000% - 7.500% due 06/01/2031 - 04/01/2056, valued at $627,300,000); expected proceeds $615,152,383	4.460%	01/02/2025	01/02/2025	615,000,000	615,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by Federal Home Loan Mortgage Corporations, 1.500% - 6.500% due 06/04/2026 - 12/01/2054, Federal National Mortgage Associations, 1.000% - 7.000% due 11/05/2027 - 06/01/2056, Government National Mortgage Associations, 3.000% - 7.000% due 07/20/2041 - 11/20/2064, a U.S. Treasury Bill, 0.000% due 03/27/2025, U.S. Treasury Bonds, 2.375% - 3.000% due 02/15/2045 - 05/15/2051, U.S. Treasury Inflation Index Notes, 0.125% - 1.250% due 01/15/2027 - 07/15/2031 and U.S. Treasury Notes, 0.375% - 4.125% due 12/31/2025 - 02/15/2034, valued at $1,927,800,000); expected proceeds $1,890,468,300
	4.460%	01/02/2025	01/02/2025	1,890,000,000	1,890,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by a Federal Home Loan Mortgage Corporation, 5.500% due 10/01/2036, a Federal National Mortgage Association, 2.500% due 03/01/2052, Government National Mortgage Associations, 3.000% - 5.000% due 04/20/2041 - 01/20/2049, U.S. Treasury Bills, 0.000% due 01/09/2025 - 12/26/2025, U.S. Treasury Bonds, 1.375% - 4.125% due 05/15/2043 - 08/15/2053 and U.S. Treasury Notes, 0.375% - 4.625% due 09/30/2025 - 08/31/2031, valued at $510,000,066); expected proceeds $500,123,889	4.460%	01/02/2025	01/02/2025	500,000,000	500,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by a Federal National Mortgage Association, 3.000% due 08/01/2049, Government National Mortgage Associations, 4.000% - 6.500% due 06/15/2039 - 12/20/2054, U.S. Treasury Bonds, 1.375% - 4.125% due 05/15/2043 - 08/15/2053, a U.S. Treasury Inflation Index Bond, 0.125% due 02/15/2051, U.S. Treasury Inflation Index Notes, 0.125% - 0.375% due 07/15/2027 - 01/15/2032, U.S. Treasury Notes, 4.125% - 4.500% due 08/31/2030 - 11/15/2033 and a U.S. Treasury Strip, 0.000% due 05/15/2029, valued at $510,000,000); expected proceeds $500,123,889
	4.460%	01/02/2025	01/02/2025	500,000,000	500,000,000
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by Federal Home Loan Mortgage Corporations, 3.500% - 4.500% due 11/01/2048 - 07/01/2053, Federal National Mortgage Associations, 1.500% - 6.500% due 09/01/2026 - 09/01/2054 and Government National Mortgage Associations, 5.000% - 8.000% due 09/20/2026 - 12/20/2054, valued at $15,300,000); expected proceeds $15,003,717	4.460%	01/02/2025	01/02/2025	$15,000,000	$15,000,000
Agreement with Santander and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% - 6.500% due 07/01/2050 - 11/01/2054 and Federal National Mortgage Associations, 3.500% - 6.000% due 08/01/2042 - 12/01/2054, valued at $510,000,001); expected proceeds $500,123,889	4.460%	01/02/2025	01/02/2025	500,000,000	500,000,000
Agreement with Standard Chartered Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% - 6.000% due 08/01/2043 - 12/01/2054, Federal National Mortgage Associations, 1.500% - 5.000% due 02/01/2029 - 11/01/2054, U.S. Treasury Inflation Index Notes, 0.125% - 0.625% due 01/15/2026 - 07/15/2032 and U.S. Treasury Notes, 0.250% - 2.875% due 04/30/2025 - 11/15/2030, valued at $153,000,050); expected proceeds $150,037,167	4.460%	01/02/2025	01/02/2025	150,000,000	150,000,000
Agreement with Toronto Dominion Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by Government National Mortgage Associations, 0.745% - 7.500% due 07/20/2050 - 10/20/2054, valued at $62,640,000); expected proceeds $58,014,371	4.460%	01/02/2025	01/02/2025	58,000,000	58,000,000
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by Federal Farm Credit Banks, 0.670% - 5.240% due 05/19/2025 - 06/29/2037, Federal Home Loan Banks, 2.670% - 4.770% due 12/17/2027 - 03/09/2029, Federal Home Loan Mortgage Corporations, 0.000% - 6.750% due 07/21/2025 - 01/28/2033, Federal National Mortgage Associations, 0.000% - 7.190% due 01/15/2025 - 05/15/2029, Resolution Funding Strips, 0.000% due 07/15/2025 - 10/15/2028, Tennessee Valley Authorities, 0.000% - 5.250% due 11/01/2025 - 09/15/2039, U.S. Treasury Bills, 0.000% due 01/14/2025 - 11/28/2025, U.S. Treasury Bonds, 1.125% - 7.625% due 02/15/2025 - 05/15/2053, U.S. Treasury Inflation Index Bonds, 0.125% - 3.875% due 04/15/2029 - 02/15/2051, U.S. Treasury Inflation Index Notes, 0.125% - 2.375% due 07/15/2025 - 07/15/2033, U.S. Treasury Notes, 0.375% - 5.000% due 01/31/2025 - 08/15/2034 and U.S. Treasury Strips, 0.000% due 05/15/2025 - 11/15/2052, valued at $149,940,096); expected proceeds $147,036,423
	4.460%	01/02/2025	01/02/2025	147,000,000	147,000,000
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 12/02/2024 (collateralized by Federal Home Loan Banks, 0.600% - 5.890% due 01/27/2025 - 07/11/2031, a Federal National Mortgage Association, 5.080% due 03/06/2028, Resolution Funding Strips, 0.000% due 07/15/2025 - 04/15/2030 and Tennessee Valley Authorities, 4.700% - 6.750% due 11/01/2025 - 07/15/2033, valued at $716,773,294); expected proceeds $710,523,333 (d)	4.510%	04/01/2025	04/01/2025	$700,000,000	$700,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by Federal Home Loan Mortgage Corporations, 1.500% - 7.500% due 04/01/2025 - 01/01/2055, valued at $2,805,695,017); expected proceeds $2,750,681,389	4.460%	01/02/2025	01/02/2025	2,750,000,000	2,750,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					17,330,000,000
TREASURY REPURCHASE AGREEMENTS—23.2%
Agreement with Australia and New Zealand Banking Group, dated 12/31/2024 (collateralized by U.S. Treasury Notes, 1.125% – 5.000% due 08/31/2025 – 08/15/2054, valued at $2,598,662,153); expected proceeds $2,550,634,667	4.480%	01/02/2025	01/02/2025	2,550,000,000	2,550,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by a U.S. Treasury Inflation Index Note, 1.250% due 04/15/2028 and a U.S. Treasury Strip, 0.000% due 07/31/2026, valued at $10,200,000); expected proceeds $10,002,472	4.450%	01/02/2025	01/02/2025	10,000,000	10,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Treasury Bonds, 4.500% - 6.250% due 05/15/2030 - 02/15/2044, U.S. Treasury Inflation Index Bonds, 0.125% - 3.625% due 01/15/2028 - 02/15/2052, U.S. Treasury Inflation Index Notes, 0.125% - 0.500% due 01/15/2025 - 01/15/2028 and U.S. Treasury Notes, 1.250% - 4.500% due 10/15/2025 - 11/15/2033, valued at $234,600,040); expected proceeds $230,056,989	4.460%	01/02/2025	01/02/2025	230,000,000	230,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Treasury Inflation Index Notes, 0.125% - 1.250% due 04/15/2026 - 07/15/2028, valued at $51,000,077); expected proceeds $50,012,083	4.350%	01/02/2025	01/02/2025	50,000,000	50,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 11/21/2024 (collateralized by U.S. Treasury Notes, 0.500% - 2.250% due 08/15/2027 - 08/31/2027, valued at $244,800,006); expected proceeds $243,640,000 (d)	4.550%	03/21/2025	03/21/2025	240,000,000	240,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by a U.S. Treasury Note, 2.250% due 02/15/2027, valued at $102,000,074); expected proceeds $100,024,778	4.460%	01/02/2025	01/02/2025	100,000,000	100,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by a U.S. Treasury Note, 2.250% due 08/15/2027, valued at $15,300,074); expected proceeds $15,003,717	4.460%	01/02/2025	01/02/2025	15,000,000	15,000,000
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by a U.S. Treasury Bond, 3.875% due 08/15/2040, valued at $1,000,236,161); expected proceeds $1,000,236,111	4.250%	01/02/2025	01/02/2025	$1,000,000,000	$1,000,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 10/30/2024 (collateralized by a U.S. Treasury Bond, 6.125% due 11/15/2027 and U.S. Treasury Notes, 1.125% - 4.875% due 01/31/2025 - 02/15/2031, valued at $510,000,047); expected proceeds $505,418,056	4.700%	01/21/2025	01/21/2025	500,000,000	500,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/27/2024 (collateralized by U.S. Treasury Bills, 0.000% due 01/14/2025 - 05/29/2025, U.S. Treasury Bonds, 1.250% - 4.500% due 08/15/2040 - 11/15/2054 and U.S. Treasury Notes, 0.250% - 4.500% due 01/31/2025 - 02/15/2032, valued at $780,300,003); expected proceeds $765,658,963	4.430%	01/03/2025	01/03/2025	765,000,000	765,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/30/2024 (collateralized by U.S. Treasury Bills, 0.000% due 02/06/2025 - 09/04/2025, U.S. Treasury Bonds, 1.250% - 4.750% due 02/15/2041 - 05/15/2054 and U.S. Treasury Notes, 0.625% - 4.875% due 03/31/2025 - 11/15/2031, valued at $1,530,000,190); expected proceeds $1,500,743,333	4.460%	01/03/2025	01/03/2025	1,500,000,000	1,500,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by a U.S. Treasury Bill, 0.000% due 09/04/2025, a U.S. Treasury Bond, 4.375% due 05/15/2041, a U.S. Treasury Inflation Index Note, 1.250% due 04/15/2028 and U.S. Treasury Notes, 0.625% - 4.625% due 09/30/2026 - 05/15/2034, valued at $3,825,000,077); expected proceeds $3,750,927,083	4.450%	01/02/2025	01/02/2025	3,750,000,000	3,750,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Treasury Bills, 0.000% due 01/07/2025 - 10/02/2025, a U.S. Treasury Bond, 6.125% due 08/15/2029 and U.S. Treasury Notes, 0.250% - 4.875% due 03/31/2025 - 08/15/2031, valued at $1,167,900,034); expected proceeds $1,145,283,069	4.450%	01/02/2025	01/02/2025	1,145,000,000	1,145,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Treasury Bills, 0.000% due 01/28/2025 - 12/26/2025, U.S. Treasury Bonds, 1.250% - 6.375% due 08/15/2027 - 11/15/2054 and U.S. Treasury Notes, 0.375% - 5.000% due 01/31/2025 - 02/15/2034, valued at $8,568,000,044); expected proceeds $8,402,081,333	4.460%	01/02/2025	01/02/2025	8,400,000,000	8,400,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Treasury Bills, 0.000% due 02/11/2025 - 09/04/2025 and U.S. Treasury Notes, 0.250% - 4.625% due 08/15/2025 - 01/31/2030, valued at $7,752,000,051); expected proceeds $7,601,883,111	4.460%	01/02/2025	01/02/2025	7,600,000,000	7,600,000,000
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Treasury Notes, 0.000% due 07/31/2031 – 08/15/2031, valued at $508,688,016); expected proceeds $500,124,445 (d)	4.480%	01/02/2025	01/02/2025	$500,000,000	$500,000,000
Agreement with Fixed Income Clearing Corp., dated 12/31/2024 (collateralized by U.S. Treasury Notes, 0.750% – 4.625% due 04/30/2026 – 11/15/2041, valued at $5,095,812,146); expected proceeds $5,001,244,445	4.480%	01/02/2025	01/02/2025	5,000,000,000	5,000,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/26/2024 (collateralized by a U.S. Treasury Bill, 0.000% due 01/30/2025, U.S. Treasury Notes, 3.750% - 4.625% due 07/31/2025 - 06/30/2030 and U.S. Treasury Strips, 0.000% due 08/15/2025 - 02/15/2051, valued at $759,900,001); expected proceeds $745,654,772	4.520%	01/02/2025	01/02/2025	745,000,000	745,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Treasury Bonds, 4.375% - 4.625% due 05/15/2041 - 05/15/2054, valued at $510,000,033); expected proceeds $500,123,611	4.450%	01/02/2025	01/02/2025	500,000,000	500,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/10/2024 (collateralized by a U.S. Treasury Note, 4.625% due 06/15/2027, valued at $714,000,022); expected proceeds $702,390,111 (d)	4.390%	01/01/2025	01/09/2025	700,000,000	700,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by a U.S. Treasury Bill, 0.000% due 01/02/2025, valued at $51,000,000); expected proceeds $50,012,361	4.450%	01/02/2025	01/02/2025	50,000,000	50,000,000
Agreement with Mitsubishi UFJ Securities, Inc., dated 12/31/2024 (collateralized by U.S. Treasury Bills, 0.000% due 01/30/2025 – 02/18/2025 and U.S. Treasury Notes, 1.125% – 4.875% due 04/30/2025 – 05/15/2054, valued at $2,264,303,279); expected proceeds $2,220,550,067	4.460%	01/02/2025	01/02/2025	2,220,000,000	2,220,000,000
Agreement with National Australia Bank, Ltd., dated 12/31/2024 (collateralized by a U.S. Treasury Note, 4.250% due 12/31/2026, valued at $392,758,031); expected proceeds $385,095,608	4.470%	01/02/2025	01/02/2025	385,000,000	385,000,000
Agreement with Prudential Insurance Co., dated 12/31/2024 (collateralized by U.S. Treasury Notes, 2.875% – 4.375% due 07/31/2026 – 11/15/2052 and U.S. Treasury Strips, 0.000% due 08/15/2027 – 11/15/2046, valued at $555,398,873); expected proceeds $542,598,116	4.500%	01/02/2025	01/02/2025	542,462,500	542,462,500
Agreement with Prudential Insurance Co., dated 12/31/2024 (collateralized by U.S. Treasury Notes, 4.125% – 4.750% due 03/31/2029 – 11/15/2053 and U.S. Treasury Strips, 0.000% due 02/15/2042 – 11/15/2045, valued at $131,092,892); expected proceeds $128,097,016	4.500%	01/02/2025	01/02/2025	128,065,000	128,065,000
See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by a U.S. Treasury Bill, 0.000% due 01/14/2025, U.S. Treasury Bonds, 1.875% - 4.625% due 05/15/2039 - 08/15/2053, U.S. Treasury Inflation Index Notes, 0.125% - 0.375% due 07/15/2026 - 07/15/2027 and U.S. Treasury Notes, 0.375% - 4.625% due 04/30/2025 - 02/15/2033, valued at $494,700,000); expected proceeds $485,119,903	4.450%	01/02/2025	01/02/2025	$485,000,000	$485,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 10/15/2024 (collateralized by U.S. Treasury Notes, 4.000% due 07/31/2030 - 02/15/2034, valued at $367,200,067); expected proceeds $365,640,000 (d)	4.700%	02/12/2025	02/12/2025	360,000,000	360,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 10/25/2024 (collateralized by a U.S. Treasury Note, 4.000% due 02/15/2034, valued at $357,000,091); expected proceeds $354,121,250 (d)	4.710%	01/23/2025	01/23/2025	350,000,000	350,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 11/14/2024 (collateralized by U.S. Treasury Notes, 3.875% - 4.375% due 05/15/2034 - 08/15/2034, valued at $525,300,047); expected proceeds $520,883,875 (d)	4.570%	02/12/2025	02/12/2025	515,000,000	515,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					40,335,527,500
TOTAL INVESTMENTS –91.6% (e)(f)					159,112,319,234
Other Assets in Excess of Liabilities —8.4%					14,629,786,742
NET ASSETS –100.0%					$173,742,105,976
(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	When-issued security.
(c)	Rate shown is the discount rate at time of purchase.
(d)	Illiquid security. These securities represent $7,315,000,000 or 4.2% of net assets as of December 31, 2024.
(e)	Also represents the cost for federal tax purposes.
(f)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
SOFR	Secured Overnight Financing Rate
See accompanying notes to financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

ASSETS
Investments in unaffiliated issuers, at value and amortized cost.	$101,446,791,734
Repurchase agreements, at value and amortized cost	57,665,527,500
Total Investments	159,112,319,234
Cash	14,663,115,099
Interest receivable — unaffiliated issuers	249,786,655
Prepaid expenses and other assets	22,758
TOTAL ASSETS	174,025,243,746
LIABILITIES
Payable for investments purchased	272,975,669
Advisory and administrator fee payable	7,339,993
Custody, sub-administration and transfer agent fees payable	2,466,041
Trustees’ fees and expenses payable	11,410
Professional fees payable	109,733
Printing fees payable	66,482
Accrued expenses and other liabilities	168,442
TOTAL LIABILITIES	283,137,770
NET ASSETS	$173,742,105,976
See accompanying notes to financial statements.
12

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2024

INVESTMENT INCOME
Interest income — unaffiliated issuers	8,059,903,849
EXPENSES
Advisory and administrator fee	77,476,250
Custodian, sub-administrator and transfer agent fees	9,209,910
Trustees’ fees and expenses	918,616
Professional fees and expenses	999,906
Printing and postage fees	204,846
Insurance expense	45,850
Miscellaneous expenses	251,725
TOTAL EXPENSES	89,107,103
NET INVESTMENT INCOME (LOSS)	$7,970,796,746
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(541,395)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$7,970,255,351
See accompanying notes to financial statements.
13

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/24	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$7,970,796,746	$5,439,331,901
Net realized gain (loss)	(541,395)	102,385
Net increase (decrease) in net assets resulting from operations	7,970,255,351	5,439,434,286
CAPITAL TRANSACTIONS
Contributions	659,062,075,445	425,684,688,638
Withdrawals	(645,387,590,224)	(370,365,363,215)
Net increase (decrease) in net assets from capital transactions	13,674,485,221	55,319,325,423
Net increase (decrease) in net assets during the period	21,644,740,572	60,758,759,709
Net assets at beginning of period	152,097,365,404	91,338,605,695
NET ASSETS AT END OF PERIOD	$173,742,105,976	$152,097,365,404
See accompanying notes to financial statements.
14

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Total return (a)	5.30%	5.17%	1.63%	0.01%	0.45%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$173,742,106	$152,097,365	$91,338,606	$97,388,223	$79,611,947
Ratios to average net assets:
Total expenses	0.06%	0.06%	0.06%	0.06%	0.06%
Net investment income (loss)	5.14%	5.06%	1.71%	0.01%	0.39%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
See accompanying notes to financial statements.
15

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2024

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2024, the Trust consists of five (5) series, each of which represents a separate series of beneficial interest in the Trust. State Street U.S. Government Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. The Portfolio is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments held by it.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
The Portfolio has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Portfolio’s investments in accordance with its investment objective. The Portfolio’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Portfolio’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Portfolio’s Total Return is utilized by the CODM to compare results, including the impact of the Portfolio’s costs, to the Portfolio’s competitors and to the Portfolio’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S.GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
16

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
4.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2024, the Portfolio had invested in repurchase agreements with the gross values of $57,665,527,500 and associated collateral equal to $58,889,930,344.
5.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
17

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for a Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM's sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolios have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from a Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield.
There were no reimbursements for the year ended December 31, 2024.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
6.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
8.    Risks
Concentration Risk
As a result of the Portfolio’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk).Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those
18

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy;overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market,credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
19

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of a Beneficial Interest in State Street U.S. Government Money Market Portfolio and the Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street U.S. Government Money Market Portfolio (the “Portfolio”) (one of the series constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting State Street Master Funds) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and in accordance with the relevant ethical requirements relating to our audit.
We conducted our audits in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 18, 2025
20

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
December 31, 2024 (Unaudited)

Shareholder Meeting Results
Rule 30e-1 under the Investment Company Act of 1940, as amended, requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Shareholders were asked to participate in a special meeting of shareholders on December 6, 2024 (the “Shareholder Meeting”). The final results of the Shareholder Meeting are reported in the tables below.
All Funds
Proposal 1: To elect the following as Trustees of the Trust:
Proposed Trustee	Shares For	Shares Withheld
Patrick J. Riley	263,190,618,098.278	2,289,327,786.304
Donna M. Rapaccioli	262,111,997,738.562	3,367,948,146.020
Margaret K. McLaughlin	262,686,036,285.117	2,793,909,599.465
George M. Pereira	261,577,166,126.512	3,902,779,758.070
Mark E. Swanson	263,997,464,067.113	1,482,481,817.469
Jeanne LaPorta	264,404,806,966.210	1,075,138,918.372
21

Annual Financial Statements and Other Information
December 31, 2024
State Street Institutional Investment Trust
State Street Institutional Treasury Money Market Fund
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-392-0869 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not applicable

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$13,491,007,644
Receivable for fund shares sold	290,595
Prepaid expenses and other assets	14,790
TOTAL ASSETS	13,491,313,029
LIABILITIES
Payable for fund shares repurchased	35,610
Administration fees payable	537,309
Shareholder servicing fee payable	208,782
Distribution fees payable	45,717
Transfer agent fees payable	5,812
Professional fees payable	22,860
Printing fees payable	10,954
Distribution payable	10,795,344
Accrued expenses and other liabilities	42,739
TOTAL LIABILITIES	11,705,127
NET ASSETS	$13,479,607,902
NET ASSETS CONSIST OF:
Paid-in capital	$13,479,411,441
Total distributable earnings (loss)	196,461
NET ASSETS	$13,479,607,902
Administration Class
Net Assets	$566,083,523
Shares Outstanding	566,080,446
Net asset value, offering and redemption price per share	$1.00
Bancroft Capital Class
Net Assets	$50,017
Shares Outstanding	50,000
Net asset value, offering and redemption price per share	$1.00
Cabrera Capital Markets Class
Net Assets	$16,056,779
Shares Outstanding	16,056,001
Net asset value, offering and redemption price per share	$1.00
Institutional Class
Net Assets	$1,470,715,861
Shares Outstanding	1,470,705,348
Net asset value, offering and redemption price per share	$1.00
Investment Class
Net Assets	$294,788,256
Shares Outstanding	294,785,286
Net asset value, offering and redemption price per share	$1.00
Investor Class
Net Assets	$159,534,284
Shares Outstanding	159,529,556
Net asset value, offering and redemption price per share	$1.00
Opportunity Class
Net Assets	$213,843,902
Shares Outstanding	213,841,786
Net asset value, offering and redemption price per share	$1.00
Premier Class
Net Assets	$10,758,535,280
Shares Outstanding	10,758,463,782
Net asset value, offering and redemption price per share	$1.00
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2024

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$646,194,445
Expenses allocated from affiliated Portfolio	(7,247,669)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	638,946,776
EXPENSES
Administration fees
Administration Class	53,378
Bancroft Capital Class	3,003
Cabrera Capital Markets Class	4,419
Institutional Class	660,470
Investment Class	212,991
Investor Class	175,505
Opportunity Class	50,280
Premier Class	5,065,312
Shareholder servicing fees
Administration Class	213,512
Bancroft Capital Class	1,801
Cabrera Capital Markets Class	2,651
Institutional Class	396,282
Investment Class	1,064,954
Investor Class	280,807
Opportunity Class	30,168
Distribution fees
Administration Class	53,378
Investment Class	425,982
Custodian fees	40,475
Trustees’ fees and expenses	20,999
Transfer agent fees	9,369
Registration and filing fees	174,356
Professional fees	57,172
Printing and postage fees	8,281
Insurance expense	33,283
Miscellaneous expenses	123,213
TOTAL EXPENSES	9,162,041
NET INVESTMENT INCOME (LOSS)	$629,784,735
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	321,040
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$630,105,775
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/24	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$629,784,735	$587,120,689
Net realized gain (loss)	321,040	143,580
Net increase (decrease) in net assets resulting from operations	630,105,775	587,264,269
DISTRIBUTIONS TO SHAREHOLDERS:
Administration Class	(4,658,046)	(2,398)
Bancroft Capital Class	(314,340)	(2,428)
Cabrera Capital Markets Class	(423,984)	(218,037)
Institutional Class	(66,728,069)	(60,126,196)
Investment Class	(20,440,483)	(13,186,433)
Investor Class	(17,495,439)	(20,375,917)
Opportunity Class	(5,057,250)	(2,339,066)
Premier Class	(514,885,559)	(490,737,339)
Total distributions to shareholders	(630,003,170)	(586,987,814)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administration Class
Shares sold	582,931,016	2,935
Reinvestment of distributions	2,186,844	78
Shares redeemed	(19,090,398)	(29)
Net increase (decrease) from capital share transactions	566,027,462	2,984
Bancroft Capital Class
Shares sold	90,000,000	—
Shares redeemed	(90,000,000)	—
Net increase (decrease) from capital share transactions	—	—
Cabrera Capital Markets Class
Shares sold	275,900,002	108,000,000
Reinvestment of distributions	14,189	32,140
Shares redeemed	(264,941,047)	(103,000,000)
Net increase (decrease) from capital share transactions	10,973,144	5,032,140
Institutional Class
Shares sold	8,038,170,144	5,286,601,606
Reinvestment of distributions	15,183,695	7,665,468
Shares redeemed	(7,750,617,388)	(5,790,118,199)
Net increase (decrease) from capital share transactions	302,736,451	(495,851,125)
Investment Class
Shares sold	887,104,256	801,964,395
Reinvestment of distributions	164,973	228,093
Shares redeemed	(1,110,956,463)	(650,598,904)
Net increase (decrease) from capital share transactions	(223,687,234)	151,593,584
Investor Class
Shares sold	6,924,114,353	4,401,898,166
Reinvestment of distributions	13,479,090	19,210,923
Shares redeemed	(7,026,994,943)	(4,665,663,751)
Net increase (decrease) from capital share transactions	(89,401,500)	(244,554,662)
Opportunity Class
Shares sold	1,477,467,759	1,020,079,479
Reinvestment of distributions	4,051,040	1,389,809
Shares redeemed	(1,417,068,498)	(937,483,651)
Net increase (decrease) from capital share transactions	64,450,301	83,985,637
Premier Class
Shares sold	88,654,843,787	90,077,189,462
Reinvestment of distributions	488,437,001	470,474,972
Shares redeemed	(89,857,261,408)	(88,482,192,379)
Net increase (decrease) from capital share transactions	(713,980,620)	2,065,472,055
Net increase (decrease) in net assets from beneficial interest transactions	(82,881,996)	1,565,680,613
Net increase (decrease) in net assets during the period	(82,779,391)	1,565,957,068
Net assets at beginning of period	13,562,387,293	11,996,430,225
NET ASSETS AT END OF PERIOD	$13,479,607,902	$13,562,387,293
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Year Ended 12/31/24	Year Ended 12/31/23
SHARES OF BENEFICIAL INTEREST:
Administration Class
Shares sold	582,931,016	2,935
Reinvestment of distributions	2,186,844	78
Shares redeemed	(19,090,398)	(29)
Net increase (decrease) from share transactions	$566,027,462	$2,984
Bancroft Capital Class
Shares sold	90,000,000	—
Shares redeemed	(90,000,000)	—
Net increase (decrease) from share transactions	—	—
Cabrera Capital Markets Class
Shares sold	275,900,002	108,000,000
Reinvestment of distributions	14,189	32,140
Shares redeemed	(264,941,047)	(103,000,000)
Net increase (decrease) from share transactions	10,973,144	5,032,140
Institutional Class
Shares sold	8,038,170,144	5,286,601,606
Reinvestment of distributions	15,183,695	7,665,468
Shares redeemed	(7,750,617,388)	(5,790,118,199)
Net increase (decrease) from share transactions	302,736,451	(495,851,125)
Investment Class
Shares sold	887,104,256	801,964,395
Reinvestment of distributions	164,973	228,093
Shares redeemed	(1,110,956,463)	(650,598,904)
Net increase (decrease) from share transactions	(223,687,234)	151,593,584
Investor Class
Shares sold	6,924,114,353	4,401,898,166
Reinvestment of distributions	13,479,090	19,210,923
Shares redeemed	(7,026,994,943)	(4,665,663,751)
Net increase (decrease) from share transactions	(89,401,500)	(244,554,662)
Opportunity Class
Shares sold	1,477,467,759	1,020,079,479
Reinvestment of distributions	4,051,040	1,389,809
Shares redeemed	(1,417,068,498)	(937,483,651)
Net increase (decrease) from share transactions	64,450,301	83,985,637
Premier Class
Shares sold	88,654,843,787	90,077,189,462
Reinvestment of distributions	488,437,001	470,474,972
Shares redeemed	(89,857,261,408)	(88,482,192,379)
Net increase (decrease) from share transactions	(713,980,620)	2,065,472,055
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administration Class (a)
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0475	0.0464	0.0127	0.0009	0.0029
Net realized gain (loss)	0.0009	0.0000(b)	(0.0002)	(0.0007)	(0.0001)
Total from investment operations	0.0484	0.0464	0.0125	0.0002	0.0028
Distributions to shareholders from:
Net investment income	(0.0484)	(0.0464)	(0.0125)	(0.0001)	(0.0028)
Net realized gains	—	—	—	(0.0001)	—
Total distributions	(0.0484)	(0.0464)	(0.0125)	(0.0002)	(0.0028)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	4.95%	4.74%	1.26%	0.00%(d)	0.28%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$566,084	$53	$50	$50	$325
Ratios to Average Net Assets:
Total expenses	0.36%	0.36%	0.36%	0.37%	0.37%
Net expenses	0.36%	0.36%	0.30%	0.07%	0.18%
Net investment income (loss)	4.36%	4.65%	1.27%	0.01%	0.07%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Bancroft Capital Class (a)
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/13/21*- 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0506	0.0486	0.0144	0.0001
Net realized gain (loss)	0.0000(b)	0.0000(b)	(0.0002)	0.0001
Total from investment operations	0.0506	0.0486	0.0142	0.0002
Distributions to shareholders from:
Net investment income	(0.0506)	(0.0486)	(0.0142)	(0.0001)
Net realized gains	—	—	—	(0.0001)
Total distributions	(0.0506)	(0.0486)	(0.0142)	(0.0002)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	5.18%	4.97%	1.43%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$50	$50	$50	$50
Ratios to Average Net Assets:
Total expenses	0.14%	0.14%	0.14%	0.15%(e)
Net expenses	0.14%	0.14%	0.13%	0.05%(e)
Net investment income (loss)	5.23%	4.86%	1.44%	0.01%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Cabrera Capital Markets Class (a)
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/20/21*- 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0506	0.0486	0.0145	0.0001
Net realized gain (loss)	0.0000(b)	0.0000(b)	(0.0003)	0.0001
Total from investment operations	0.0506	0.0486	0.0142	0.0002
Distributions to shareholders from:
Net investment income	(0.0506)	(0.0486)	(0.0142)	(0.0001)
Net realized gains	—	—	—	(0.0001)
Total distributions	(0.0506)	(0.0486)	(0.0142)	(0.0002)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	5.18%	4.97%	1.43%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$16,057	$5,083	$51	$50
Ratios to Average Net Assets:
Total expenses	0.14%	0.14%	0.14%	0.15%(e)
Net expenses	0.14%	0.14%	0.13%	0.05%(e)
Net investment income (loss)	4.80%	5.24%	1.45%	0.02%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Institutional Class (a)
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0506	0.0486	0.0152	0.0001	0.0038
Net realized gain (loss)	0.0000(b)	0.0000(b)	(0.0010)	0.0001	—
Total from investment operations	0.0506	0.0486	0.0142	0.0002	0.0038
Distributions to shareholders from:
Net investment income	(0.0506)	(0.0486)	(0.0142)	(0.0001)	(0.0038)
Net realized gains	—	—	—	(0.0001)	—
Total distributions	(0.0506)	(0.0486)	(0.0142)	(0.0002)	(0.0038)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	5.18%	4.97%	1.42%	0.01%	0.38%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,470,716	$1,167,964	$1,663,786	$911,380	$244,039
Ratios to Average Net Assets:
Total expenses	0.14%	0.14%	0.15%	0.15%	0.15%
Net expenses	0.14%	0.14%	0.14%	0.06%	0.14%
Net investment income (loss)	5.05%	4.86%	1.52%	0.01%	0.12%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investment Class (a)
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0474	0.0454	0.0126	0.0000	0.0027
Net realized gain (loss)	0.0000(b)	0.0000(b)	(0.0008)	0.0002	0.0001
Total from investment operations	0.0474	0.0454	0.0118	0.0002	0.0028
Distributions to shareholders from:
Net investment income	(0.0474)	(0.0454)	(0.0118)	(0.0001)	(0.0027)
Net realized gains	—	—	—	(0.0001)	(0.0001)
Total distributions	(0.0474)	(0.0454)	(0.0118)	(0.0002)	(0.0028)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	4.84%	4.63%	1.18%	0.01%	0.27%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$294,788	$518,476	$366,876	$283,888	$479,954
Ratios to Average Net Assets:
Total expenses	0.46%	0.46%	0.47%	0.47%	0.47%
Net expenses	0.46%	0.46%	0.41%	0.06%	0.26%
Net investment income (loss)	4.80%	4.50%	1.26%	0.01%	0.21%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investor Class (a)
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0500	0.0481	0.0130	0.0001	0.0035
Net realized gain (loss)	0.0001	0.0000(b)	0.0008	0.0001	—
Total from investment operations	0.0501	0.0481	0.0138	0.0002	0.0035
Distributions to shareholders from:
Net investment income	(0.0501)	(0.0481)	(0.0138)	(0.0001)	(0.0035)
Net realized gains	—	—	—	(0.0001)	—
Total distributions	(0.0501)	(0.0481)	(0.0138)	(0.0002)	(0.0035)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	5.12%	4.91%	1.38%	0.01%	0.35%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$159,534	$248,928	$493,478	$538,275	$555,517
Ratios to Average Net Assets:
Total expenses	0.19%	0.19%	0.20%	0.20%	0.20%
Net expenses	0.19%	0.19%	0.17%	0.06%	0.17%
Net investment income (loss)	4.98%	4.73%	1.30%	0.01%	0.17%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Opportunity Class (a)
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/28/21*- 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0506	0.0486	0.0252	0.0001
Net realized gain (loss)	0.0000(b)	0.0000(b)	(0.0110)	0.0001
Total from investment operations	0.0506	0.0486	0.0142	0.0002
Distributions to shareholders from:
Net investment income	(0.0506)	(0.0486)	(0.0142)	(0.0001)
Net realized gains	—	—	—	(0.0001)
Total distributions	(0.0506)	(0.0486)	(0.0142)	(0.0002)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	5.18%	4.97%	1.43%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$213,844	$149,393	$65,406	$50
Ratios to Average Net Assets:
Total expenses	0.14%	0.14%	0.15%	0.15%(e)
Net expenses	0.14%	0.14%	0.15%	0.05%(e)
Net investment income (loss)	5.03%	4.94%	2.52%	0.01%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Premier Class (a)
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0509	0.0489	0.0139	0.0000	0.0040
Net realized gain (loss)	0.0000(b)	0.0000(b)	0.0005	0.0002	0.0001
Total from investment operations	0.0509	0.0489	0.0144	0.0002	0.0041
Distributions to shareholders from:
Net investment income	(0.0509)	(0.0489)	(0.0144)	(0.0001)	(0.0040)
Net realized gains	—	—	—	(0.0001)	(0.0001)
Total distributions	(0.0509)	(0.0489)	(0.0144)	(0.0002)	(0.0041)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	5.21%	5.00%	1.45%	0.01%	0.40%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$10,758,535	$11,472,441	$9,406,734	$11,700,899	$14,707,995
Ratios to Average Net Assets:
Total expenses	0.11%	0.11%	0.12%	0.12%	0.12%
Net expenses	0.11%	0.11%	0.11%	0.06%	0.12%
Net investment income (loss)	5.08%	4.89%	1.39%	0.01%	0.33%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2024

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2024, the Trust consists of thirty (30) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a “Trustee”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional Treasury Money Market Fund	Administration Class Bancroft Capital Class Cabrera Capital Markets Class Institutional Class Investment Class Investor Class Opportunity Class Premier Class Select Class	July 31, 2018 October 13, 2021 October 20, 2021 July 31, 2018 October 25, 2007 December 22, 2016 October 28, 2021 October 25, 2007 Not commenced	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Treasury Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (95.52% at December 31, 2024). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. The Fund is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments it holds.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
The Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Fund’s investments in accordance with its investment objective. The Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Fund’s Total Return is utilized by the CODM to compare results, including the impact of the Fund’s costs, to the Fund’s competitors and to the Fund’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

Security Valuation
The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 3 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
The summary of the inputs used for the Portfolio, as of December 31, 2024, in valuing the Portfolio’s securities carried at fair value are discussed in Note 3 of the Portfolio’s Notes to Financial Statements.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2025 to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees, any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.07% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2025 except with approval of the Board. There were no waivers for the year ended December 31, 2024.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

In addition to the contractual expense limitation for the Fund, each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund or a share class to the extent necessary to maintain a certain minimum net yield, which may vary from time to time and from share class to share class within the Fund, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust, or some share classes of a series, and not others. The amount of any Voluntary Reduction may differ between such series and share classes in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Fund shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust or share classes and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Fund and the Portfolio have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield. Any such future reimbursement of an applicable Service Provider may result in the total annual operating expenses with respect to a share class of the Fund exceeding the amount of the expense cap under the contractual expense limitation agreement because the expense is not covered by the agreement.
Fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the year ended December 31, 2024 were $0.
As of December 31, 2024, SSGA FM has not recouped any expenses from the Fund. Waived/reduced fees subject to potential recovery by year of expiration are as follows:
Expiration Date	Amount
12/31/2025	$1,169,499
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distribution Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10% of the Fund’s net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
During the year ended December 31, 2024, the Fund's Administration Class shares and Investment Class shares paid $53,378 and $425,982, respectively, to SSGA FD under the Plan.
Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund's Administration Class shares, Bancroft Capital Class shares, Cabrera Capital Markets Class shares, Institutional Class shares, Investment Class shares, Investor Class shares and Opportunity Class shares made payments for these services at an annual rate up to 0.20%, 0.03%, 0.03%, 0.03%, 0.25%, 0.08%, and 0.03%, respectively, of each applicable share class's eligible average daily net assets. During the year
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

ended December 31, 2024, the Fund's Administration Class shares, Bancroft Capital Class shares, Cabrera Capital Markets Class shares, Institutional Class shares, Investment Class shares, Investor Class shares and Opportunity Class shares paid SSGA FD $213,512, $1,801, $2,651, $396,282, $1,064,954, $280,807 and $30,168, respectively, for these services, which SSGA FD subsequently paid in part to financial intermediaries.
5.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code  of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future.
The tax character of distributions paid during the year ended December 31, 2024, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Institutional Treasury Money Market Fund	$630,003,170	$—	$630,003,170
The tax character of distributions paid during the year ended December 31, 2023, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Institutional Treasury Money Market Fund	$ 586,987,814	$ —	$ 586,987,814
At December 31, 2024, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street Institutional Treasury Money Market Fund	$196,461	$—	$—	$—	$196,461
As of December 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

7.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk).Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street Institutional Treasury Money Market Fund and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Institutional Treasury Money Market Fund (the “Fund”) (one of the series constituting State Street Institutional Investment Trust (the “Trust”)), as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Institutional Investment Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 24, 2025
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION
December 31, 2024 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2024.
Qualified Interest Income
The Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
Proxy Disclosure for Open-End Management Investment Companies
December 31, 2024

Shareholder Meeting Results
Rule 30e-1 under the Investment Company Act of 1940, as amended, requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Shareholders were asked to participate in a special meeting of shareholders on December 6, 2024 (the “Shareholder Meeting”). The final results of the Shareholder Meeting are reported in the tables below.
All Funds
Proposal 1: To elect the following as Trustees of the Trust:
Proposed Trustee	Shares For	Shares Withheld
Patrick J. Riley	106,202,253,380.880	923,236,109.062
Donna M. Rapaccioli	105,799,774,785.851	1,325,714,704.091
Margaret K. McLaughlin	106,028,299,665.201	1,097,189,824.741
George M. Pereira	105,597,348,911.734	1,528,140,578.208
Mark E. Swanson	106,504,504,254.819	620,985,235.123
Jeanne LaPorta	106,675,779,342.008	449,710,147.934
20

Annual Financial Statements and Other Information
December 31, 2024
State Street Master Funds
State Street Treasury Money Market Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not applicable

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2024

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—99.0%
U.S. Treasury Bills (a)	3.795%	10/02/2025	10/02/2025	$39,390,000	$38,228,264
U.S. Treasury Bills (a)(b)	4.135%	07/03/2025	07/03/2025	100,000,000	97,909,528
U.S. Treasury Bills (a)	4.160%	06/20/2025	06/20/2025	149,890,000	146,958,115
U.S. Treasury Bills (a)	4.203%	06/12/2025	06/12/2025	65,050,000	63,827,704
U.S. Treasury Bills (a)	4.220%	04/22/2025	04/22/2025	75,000,000	74,032,917
U.S. Treasury Bills (a)	4.228%	04/15/2025	04/15/2025	140,110,000	138,411,561
U.S. Treasury Bills (a)	4.236%	04/03/2025	04/03/2025	75,120,000	74,317,271
U.S. Treasury Bills (a)	4.238%	04/29/2025	04/29/2025	150,100,000	148,035,242
U.S. Treasury Bills (a)	4.255%	03/27/2025	03/27/2025	295,760,000	292,827,597
U.S. Treasury Bills (a)	4.260%	05/08/2025	05/08/2025	77,990,000	76,827,169
U.S. Treasury Bills (a)	4.271%	04/17/2025	04/17/2025	133,130,000	131,471,897
U.S. Treasury Bills (a)	4.305%	06/05/2025	06/05/2025	168,030,000	164,941,493
U.S. Treasury Bills (a)	4.310%	05/15/2025	05/15/2025	65,860,000	64,811,308
U.S. Treasury Bills (a)	4.310%	05/22/2025	05/22/2025	126,570,000	124,447,406
U.S. Treasury Bills (a)	4.315%	04/08/2025	04/08/2025	144,070,000	142,411,730
U.S. Treasury Bills (a)	4.315%	04/24/2025	04/24/2025	108,380,000	106,926,276
U.S. Treasury Bills (a)	4.325%	04/10/2025	04/10/2025	82,150,000	81,181,957
U.S. Treasury Bills (a)	4.340%	05/29/2025	05/29/2025	148,580,000	145,952,570
U.S. Treasury Bills (a)	4.341%	05/01/2025	05/01/2025	124,050,000	122,272,154
U.S. Treasury Bills (a)	4.370%	03/18/2025	03/18/2025	249,410,000	247,131,983
U.S. Treasury Bills (a)	4.373%	04/01/2025	04/01/2025	318,100,000	314,678,555
U.S. Treasury Bills (a)	4.393%	03/06/2025	03/06/2025	33,980,000	33,718,999
U.S. Treasury Bills (a)	4.400%	03/11/2025	03/11/2025	146,120,000	144,915,534
U.S. Treasury Bills (a)	4.420%	02/18/2025	02/18/2025	363,540,000	361,503,516
U.S. Treasury Bills (a)	4.420%	02/27/2025	02/27/2025	42,640,000	42,346,918
U.S. Treasury Bills (a)	4.423%	02/04/2025	02/04/2025	592,540,000	590,157,219
U.S. Treasury Bills (a)	4.425%	02/06/2025	02/06/2025	475,000,000	472,972,552
U.S. Treasury Bills (a)	4.428%	02/13/2025	02/13/2025	147,620,000	146,862,868
U.S. Treasury Bills (a)	4.430%	01/28/2025	01/28/2025	926,250,000	923,340,200
U.S. Treasury Bills (a)	4.430%	02/11/2025	02/11/2025	319,460,000	317,925,353
U.S. Treasury Bills (a)	4.430%	03/04/2025	03/04/2025	27,890,000	27,680,730
U.S. Treasury Bills (a)	4.445%	02/25/2025	02/25/2025	278,800,000	276,981,150
U.S. Treasury Bills (a)	4.508%	01/02/2025	01/02/2025	18,500,000	18,500,000
U.S. Treasury Bills (a)	4.541%	03/13/2025	03/13/2025	491,060,000	486,871,316
U.S. Treasury Bills (a)	4.663%	01/21/2025	01/21/2025	1,045,420,000	1,043,006,776
U.S. Treasury Bills (a)	4.715%	01/14/2025	01/14/2025	1,111,030,000	1,109,351,011
U.S. Treasury Bills (a)	4.770%	02/20/2025	02/20/2025	85,780,000	85,222,916
U.S. Treasury Bills (a)	4.775%	01/07/2025	01/07/2025	716,510,000	716,066,496
U.S. Treasury Bills (a)	4.803%	03/20/2025	03/20/2025	318,255,000	315,325,695
U.S. Treasury Bills (a)	4.930%	01/30/2025	01/30/2025	891,050,000	888,059,551
U.S. Treasury Bills (a)	4.985%	01/16/2025	01/16/2025	368,240,000	367,588,127
U.S. Treasury Bills (a)	4.993%	01/23/2025	01/23/2025	263,410,000	262,681,864
U.S. Treasury Bills (a)	5.084%	01/09/2025	01/09/2025	330,000,000	329,701,954
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.15% (c)	4.426%	01/01/2025	04/30/2026	128,800,000	128,797,642
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.17% (c)	4.446%	01/07/2025	10/31/2025	179,206,000	179,133,256
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.18% (c)	4.458%	01/01/2025	07/31/2026	451,260,000	450,791,361
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.20% (c)	4.476%	01/01/2025	01/31/2025	421,000,000	421,004,453
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.21% (c)	4.481%	01/01/2025	10/31/2026	200,140,000	200,222,307
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.25% (c)	4.521%	01/01/2025	01/31/2026	312,905,000	312,902,425
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds	3.949%	01/15/2025	01/15/2025	$105,334,856	$105,274,999
U.S. Treasury Inflation-Indexed Notes	3.954%	01/15/2025	01/15/2025	56,374,902	56,301,374
U.S. Treasury Notes	4.332%	10/31/2025	10/31/2025	3,090,000	3,106,526
U.S. Treasury Notes	4.463%	07/31/2025	07/31/2025	141,190,000	137,875,407
U.S. Treasury Notes	4.464%	07/31/2025	07/31/2025	20,500,000	20,533,101
U.S. Treasury Notes	4.499%	02/28/2025	02/28/2025	5,110,000	5,110,605
U.S. Treasury Notes	5.024%	07/15/2025	07/15/2025	29,060,000	28,758,834
U.S. Treasury Notes	5.048%	06/30/2025	06/30/2025	14,530,000	14,500,809
U.S. Treasury Notes	5.195%	05/31/2025	05/31/2025	43,300,000	42,460,288
U.S. Treasury Notes	5.228%	05/15/2025	05/15/2025	51,720,000	51,217,267
U.S. Treasury Notes	5.244%	04/30/2025	04/30/2025	36,400,000	36,244,894
U.S. Treasury Notes	5.252%	04/30/2025	04/30/2025	23,700,000	23,525,032
TOTAL INVESTMENTS –99.0% (d)(e)					13,976,144,022
Other Assets in Excess of Liabilities —1.0%					147,583,592
NET ASSETS –100.0%					$14,123,727,614
(a)	Rate shown is the discount rate at time of purchase.
(b)	When-issued security.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

ASSETS
Investments in unaffiliated issuers, at value and amortized cost.	$13,976,144,022
Cash	229,912,952
Interest receivable — unaffiliated issuers	16,504,080
Prepaid expenses and other assets	1,953
TOTAL ASSETS	14,222,563,007
LIABILITIES
Payable for investments purchased	97,909,528
Advisory and administrator fee payable	587,817
Custody, sub-administration and transfer agent fees payable	254,337
Trustees’ fees and expenses payable	1,705
Professional fees payable	44,042
Printing fees payable	7,380
Accrued expenses and other liabilities	30,584
TOTAL LIABILITIES	98,835,393
NET ASSETS	$14,123,727,614
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2024

INVESTMENT INCOME
Interest income — unaffiliated issuers	$680,575,899
EXPENSES
Advisory and administrator fee	6,555,416
Custodian, sub-administrator and transfer agent fees	805,400
Trustees’ fees and expenses	102,709
Professional fees	114,912
Printing and postage fees	15,764
Insurance expense	4,483
Miscellaneous expenses	33,780
TOTAL EXPENSES	7,632,464
NET INVESTMENT INCOME (LOSS)	$672,943,435
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	336,952
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$673,280,387
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/24	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$672,943,435	$628,619,951
Net realized gain (loss)	336,952	154,552
Net increase (decrease) in net assets resulting from operations	673,280,387	628,774,503
CAPITAL TRANSACTIONS
Contributions	36,057,022,712	33,503,258,052
Withdrawals	(36,832,811,231)	(32,584,705,766)
Net increase (decrease) in net assets from capital transactions	(775,788,519)	918,552,286
Net increase (decrease) in net assets during the period	(102,508,132)	1,547,326,789
Net assets at beginning of period	14,226,235,746	12,678,908,957
NET ASSETS AT END OF PERIOD	$14,123,727,614	$14,226,235,746
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Total return (a)	5.29%	5.10%	1.49%	0.00%(b)	0.48%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$14,123,728	$14,226,236	$12,678,909	$14,060,872	$16,771,503
Ratios to average net assets:
Total expenses	0.06%	0.06%	0.06%	0.07%	0.06%
Net investment income (loss)	5.13%	4.94%	1.46%	0.00%(b)	0.38%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Amount is less than 0.005%.
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2024

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2024, the Trust consists of five (5) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. The Portfolio is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments it holds.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
The Portfolio has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Portfolio’s investments in accordance with its investment objective. The Portfolio’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Portfolio’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Portfolio’s Total Return is utilized by the CODM to compare results, including the impact of the Portfolio’s costs, to the Portfolio’s competitors and to the Portfolio’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board” and each member thereof, a "Trustee"). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
7

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to attempt to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield.
There were no reimbursements for the year ended December 31, 2024.
8

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk).Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy;overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market,credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
9

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of a Beneficial Interest in State Street Treasury Money Market Portfolio and the Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Treasury Money Market Portfolio (the “Portfolio”) (one of the series constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting State Street Master Funds) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and in accordance with the relevant ethical requirements relating to our audit.
We conducted our audits in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 24, 2025
11

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
December 31, 2024 (Unaudited)

Shareholder Meeting Results
Rule 30e-1 under the Investment Company Act of 1940, as amended, requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Shareholders were asked to participate in a special meeting of shareholders on December 6, 2024 (the “Shareholder Meeting”). The final results of the Shareholder Meeting are reported in the tables below.
All Funds
Proposal 1: To elect the following as Trustees of the Trust:
Proposed Trustee	Shares For	Shares Withheld
Patrick J. Riley	263,190,618,098.278	2,289,327,786.304
Donna M. Rapaccioli	262,111,997,738.562	3,367,948,146.020
Margaret K. McLaughlin	262,686,036,285.117	2,793,909,599.465
George M. Pereira	261,577,166,126.512	3,902,779,758.070
Mark E. Swanson	263,997,464,067.113	1,482,481,817.469
Jeanne LaPorta	264,404,806,966.210	1,075,138,918.372
12

Annual Financial Statements and Other Information
December 31, 2024
State Street Institutional Investment Trust
State Street Institutional Treasury Plus Money Market Fund
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-392-0869 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not Applicable

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$51,571,424,503
Prepaid expenses and other assets	55,501
TOTAL ASSETS	51,571,480,004
LIABILITIES
Payable for fund shares repurchased	2,822
Administration fees payable	2,116,959
Shareholder servicing fee payable	655,164
Distribution fees payable	1,077
Transfer agent fees payable	7,990
Registration and filing fees payable	498,121
Professional fees payable	30,696
Printing fees payable	30,567
Distribution payable	36,660,131
Accrued expenses and other liabilities	67,149
TOTAL LIABILITIES	40,070,676
NET ASSETS	$51,531,409,328
NET ASSETS CONSIST OF:
Paid-in capital	$51,531,631,840
Total distributable earnings (loss)	(222,512)
NET ASSETS	$51,531,409,328
Administration Class
Net Assets	$1,889,255
Shares Outstanding	1,889,387
Net asset value, offering and redemption price per share	$1.00
Bancroft Capital Class
Net Assets	$49,999
Shares Outstanding	50,000
Net asset value, offering and redemption price per share	$1.00
Blaylock Van Class
Net Assets	$14,261,851
Shares Outstanding	14,261,816
Net asset value, offering and redemption price per share	$1.00
Cabrera Capital Markets Class
Net Assets	$102,125,280
Shares Outstanding	102,119,369
Net asset value, offering and redemption price per share	$1.00
Institutional Class
Net Assets	$5,968,988,027
Shares Outstanding	5,968,979,018
Net asset value, offering and redemption price per share	$1.00
Investment Class
Net Assets	$11,904,412
Shares Outstanding	11,904,807
Net asset value, offering and redemption price per share	$1.00
Investor Class
Net Assets	$8,186,789,446
Shares Outstanding	8,186,825,122
Net asset value, offering and redemption price per share	$1.00
Opportunity Class
Net Assets	$646,396,994
Shares Outstanding	646,396,280
Net asset value, offering and redemption price per share	$1.00
Premier Class
Net Assets	$34,352,351,497
Shares Outstanding	34,352,892,844
Net asset value, offering and redemption price per share	$1.00
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES  (continued)
December 31, 2024

Trust Class
Net Assets	$2,246,652,567
Shares Outstanding	2,246,779,960
Net asset value, offering and redemption price per share	$1.00
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2024

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	2,357,014,734
Expenses allocated from affiliated Portfolio	(26,169,265)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	2,330,845,469
EXPENSES
Administration fees
Administration Class	1,447
Bancroft Capital Class	25
Blaylock Van Class	11,784
Cabrera Capital Markets Class	45,763
Institutional Class	2,572,143
Investment Class	5,948
Investor Class	2,112,427
Opportunity Class	192,319
Premier Class	16,575,814
Trust Class	1,169,313
Shareholder servicing fees
Administration Class	5,791
Bancroft Capital Class	15
Blaylock Van Class	7,070
Cabrera Capital Markets Class	27,458
Institutional Class	1,543,286
Investment Class	29,740
Investor Class	3,379,884
Opportunity Class	115,391
Trust Class	1,309,630
Distribution fees
Administration Class	1,447
Investment Class	11,896
Custodian fees	47,798
Trustees’ fees and expenses	20,999
Transfer agent fees	14,734
Registration and filing fees	800,557
Professional fees	153,512
Printing and postage fees	74,779
Insurance expense	98,317
Miscellaneous expenses	264,595
TOTAL EXPENSES	30,593,882
NET INVESTMENT INCOME (LOSS)	$2,300,251,587
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	(58,260)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$2,300,193,327
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/24	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,300,251,587	$1,623,946,450
Net realized gain (loss)	(58,260)	1,503
Net increase (decrease) in net assets resulting from operations	2,300,193,327	1,623,947,953
DISTRIBUTIONS TO SHAREHOLDERS:
Administration Class	(142,045)	(218,248)
Bancroft Capital Class	(2,539)	(2,458)
Blaylock Van Class	(1,214,760)	(3,625,111)
Cabrera Capital Markets Class	(4,640,664)	(5,003,393)
Institutional Class	(257,582,013)	(133,430,027)
Investment Class	(566,515)	(647,522)
Investor Class	(209,870,544)	(140,687,316)
Opportunity Class	(19,181,366)	(4,673,452)
Premier Class	(1,688,392,806)	(1,210,253,648)
Trust Class	(117,861,962)	(124,338,527)
Total distributions to shareholders	(2,299,455,214)	(1,622,879,702)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administration Class
Shares sold	41,858,544	62,966,087
Reinvestment of distributions	138,657	208,385
Shares redeemed	(43,425,366)	(60,899,509)
Net increase (decrease) from capital share transactions	(1,428,165)	2,274,963
Blaylock Van Class
Shares sold	372,000,002	3,268,646,999
Reinvestment of distributions	879,176	1,670,932
Shares redeemed	(516,313,162)	(3,113,130,058)
Net increase (decrease) from capital share transactions	(143,433,984)	157,187,873
Cabrera Capital Markets Class
Shares sold	2,736,305,002	1,351,125,000
Reinvestment of distributions	2,397,473	4,884,480
Shares redeemed	(2,693,380,941)	(1,299,262,440)
Net increase (decrease) from capital share transactions	45,321,534	56,747,040
Institutional Class
Shares sold	35,756,586,438	19,881,890,347
Reinvestment of distributions	122,088,711	60,667,162
Shares redeemed	(33,188,633,654)	(18,786,245,285)
Net increase (decrease) from capital share transactions	2,690,041,495	1,156,312,224
Investment Class
Shares sold	26,081,477	41,587,428
Reinvestment of distributions	110,383	123,031
Shares redeemed	(28,822,067)	(40,560,102)
Net increase (decrease) from capital share transactions	(2,630,207)	1,150,357
Investor Class
Shares sold	131,208,559,517	60,583,016,783
Reinvestment of distributions	188,055,788	114,644,986
Shares redeemed	(126,283,103,417)	(62,874,937,418)
Net increase (decrease) from capital share transactions	5,113,511,888	(2,177,275,649)
Opportunity Class
Shares sold	5,706,283,035	1,194,752,543
Reinvestment of distributions	18,714,891	4,619,142
Shares redeemed	(5,273,861,423)	(1,018,839,707)
Net increase (decrease) from capital share transactions	451,136,503	180,531,978
Premier Class
Shares sold	425,206,043,976	323,788,092,815
Reinvestment of distributions	1,463,925,687	1,064,051,333
Shares redeemed	(426,220,165,915)	(317,189,097,210)
Net increase (decrease) from capital share transactions	449,803,748	7,663,046,938
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Year Ended 12/31/24	Year Ended 12/31/23
Trust Class
Shares sold	19,924,937,039	$23,203,253,199
Reinvestment of distributions	114,942,567	116,777,506
Shares redeemed	(19,735,604,154)	(25,143,801,600)
Net increase (decrease) from capital share transactions	304,275,452	(1,823,770,895)
Net increase (decrease) in net assets from beneficial interest transactions	8,906,598,264	5,216,204,829
Net increase (decrease) in net assets during the period	8,907,336,377	5,217,273,080
Net assets at beginning of period	42,624,072,951	37,406,799,871
NET ASSETS AT END OF PERIOD	$51,531,409,328	$42,624,072,951
SHARES OF BENEFICIAL INTEREST:
Administration Class
Shares sold	41,858,544	62,966,087
Reinvestment of distributions	138,657	208,385
Shares redeemed	(43,425,366)	(60,899,509)
Net increase (decrease) from share transactions	(1,428,165)	2,274,963
Blaylock Van Class
Shares sold	372,000,002	3,268,646,999
Reinvestment of distributions	879,176	1,670,932
Shares redeemed	(516,313,162)	(3,113,130,058)
Net increase (decrease) from share transactions	(143,433,984)	157,187,873
Cabrera Capital Markets Class
Shares sold	2,736,305,002	1,351,125,000
Reinvestment of distributions	2,397,473	4,884,480
Shares redeemed	(2,693,380,941)	(1,299,262,440)
Net increase (decrease) from share transactions	45,321,534	56,747,040
Institutional Class
Shares sold	35,756,586,438	19,881,890,347
Reinvestment of distributions	122,088,711	60,667,162
Shares redeemed	(33,188,633,654)	(18,786,245,285)
Net increase (decrease) from share transactions	2,690,041,495	1,156,312,224
Investment Class
Shares sold	26,081,477	41,587,428
Reinvestment of distributions	110,383	123,031
Shares redeemed	(28,822,067)	(40,560,102)
Net increase (decrease) from share transactions	(2,630,207)	1,150,357
Investor Class
Shares sold	131,208,559,517	60,583,016,783
Reinvestment of distributions	188,055,788	114,644,986
Shares redeemed	(126,283,103,417)	(62,874,937,418)
Net increase (decrease) from share transactions	5,113,511,888	(2,177,275,649)
Opportunity Class
Shares sold	5,706,283,035	1,194,752,543
Reinvestment of distributions	18,714,891	4,619,142
Shares redeemed	(5,273,861,423)	(1,018,839,707)
Net increase (decrease) from share transactions	451,136,503	180,531,978
Premier Class
Shares sold	425,206,043,976	323,788,092,815
Reinvestment of distributions	1,463,925,687	1,064,051,333
Shares redeemed	(426,220,165,915)	(317,189,097,210)
Net increase (decrease) from share transactions	449,803,748	7,663,046,938
Trust Class
Shares sold	19,924,937,039	23,203,253,199
Reinvestment of distributions	114,942,567	116,777,506
Shares redeemed	(19,735,604,154)	(25,143,801,600)
Net increase (decrease) from share transactions	304,275,452	(1,823,770,895)
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administration Class (a)
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0486	0.0470	0.0140	0.0001	0.0027
Net realized gain (loss)	(0.0000)(b)	0.0000(b)	—	—	—
Total from investment operations	0.0486	0.0470	0.0140	0.0001	0.0027
Distributions to shareholders from:
Net investment income	(0.0486)	(0.0470)	(0.0140)	(0.0001)	(0.0027)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	4.96%	4.80%	1.41%	0.00%(d)	0.27%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,889	$3,317	$1,043	$50	$50
Ratios to Average Net Assets:
Total expenses	0.36%	0.36%	0.37%	0.37%	0.36%
Net expenses	0.36%	0.36%	0.34%	0.07%	0.25%
Net investment income (loss)	4.91%	4.64%	2.82%	0.00%(d)	0.27%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Bancroft Capital Class (a)
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/13/21*- 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0508	0.0492	0.0157	0.0001
Net realized gain (loss)	(0.0000)(b)	0.0000(b)	—	0.0000(b)
Total from investment operations	0.0508	0.0492	0.0157	0.0001
Distributions to shareholders from:
Net investment income	(0.0508)	(0.0492)	(0.0157)	(0.0001)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	5.20%	5.04%	1.59%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$50	$50	$50	$50
Ratios to Average Net Assets:
Total expenses	0.14%	0.14%	0.14%	0.15%(e)
Net expenses	0.14%	0.14%	0.13%	0.05%(e)
Net investment income (loss)	5.08%	4.92%	1.59%	0.02%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Blaylock Van Class (a)
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/20/21*- 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0509	0.0492	0.0157	0.0001
Net realized gain (loss)	(0.0001)	0.0000(b)	—	0.0000(b)
Total from investment operations	0.0508	0.0492	0.0157	0.0001
Distributions to shareholders from:
Net investment income	(0.0508)	(0.0492)	(0.0157)	(0.0001)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	5.20%	5.03%	1.58%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$14,262	$157,696	$508	$500
Ratios to Average Net Assets:
Total expenses	0.14%	0.14%	0.15%	0.15%(e)
Net expenses	0.14%	0.14%	0.13%	0.05%(e)
Net investment income (loss)	5.15%	5.09%	1.60%	0.01%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Cabrera Capital Markets Class (a)
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/20/21*- 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0508	0.0492	0.0158	0.0001
Net realized gain (loss)	(0.0000)(b)	0.0000(b)	—	0.0000(b)
Total from investment operations	0.0508	0.0492	0.0158	0.0001
Distributions to shareholders from:
Net investment income	(0.0508)	(0.0492)	(0.0158)	(0.0001)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	5.20%	5.03%	1.59%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$102,125	$56,798	$51	$50
Ratios to Average Net Assets:
Total expenses	0.14%	0.14%	0.14%	0.13%(e)
Net expenses	0.14%	0.14%	0.13%	0.04%(e)
Net investment income (loss)	5.07%	5.15%	1.60%	0.02%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Institutional Class (a)
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0508	0.0492	0.0157	0.0001	0.0037
Net realized gain (loss)	(0.0000)(b)	0.0000(b)	—	—	—
Total from investment operations	0.0508	0.0492	0.0157	0.0001	0.0037
Distributions to shareholders from:
Net investment income	(0.0508)	(0.0492)	(0.0157)	(0.0001)	(0.0037)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	5.20%	5.03%	1.58%	0.02%	0.37%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,968,988	$3,278,847	$2,122,508	$278,027	$90,569
Ratios to Average Net Assets:
Total expenses	0.14%	0.14%	0.15%	0.15%	0.15%
Net expenses	0.14%	0.14%	0.15%	0.06%	0.15%
Net investment income (loss)	5.01%	5.00%	2.57%	0.02%	0.34%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investment Class (a)
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0476	0.0460	0.0133	0.0001	0.0025
Net realized gain (loss)	(0.0000)(b)	0.0000(b)	—	—	—
Total from investment operations	0.0476	0.0460	0.0133	0.0001	0.0025
Distributions to shareholders from:
Net investment income	(0.0476)	(0.0460)	(0.0133)	(0.0001)	(0.0025)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	4.86%	4.70%	1.33%	0.01%	0.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$11,904	$14,534	$13,378	$23,688	$42,358
Ratios to Average Net Assets:
Total expenses	0.46%	0.46%	0.47%	0.47%	0.47%
Net expenses	0.46%	0.46%	0.36%	0.07%	0.29%
Net investment income (loss)	4.76%	4.61%	1.10%	0.00%(d)	0.27%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investor Class (a)
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0503	0.0487	0.0153	0.0001	0.0034
Net realized gain (loss)	(0.0000)(b)	0.0000(b)	—	—	—
Total from investment operations	0.0503	0.0487	0.0153	0.0001	0.0034
Distributions to shareholders from:
Net investment income	(0.0503)	(0.0487)	(0.0153)	(0.0001)	(0.0034)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	5.14%	4.98%	1.54%	0.01%	0.34%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$8,186,789	$3,073,226	$5,250,351	$2,492,307	$546,563
Ratios to Average Net Assets:
Total expenses	0.19%	0.19%	0.20%	0.20%	0.20%
Net expenses	0.19%	0.19%	0.19%	0.07%	0.18%
Net investment income (loss)	4.97%	4.95%	2.13%	0.01%	0.31%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Opportunity Class (a)
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/28/21*- 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0508	0.0492	0.0157	0.0001
Net realized gain (loss)	0.0000(b)	0.0000(b)	—	0.0000(b)
Total from investment operations	0.0508	0.0492	0.0157	0.0001
Distributions to shareholders from:
Net investment income	(0.0508)	(0.0492)	(0.0157)	(0.0001)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	5.20%	5.03%	1.58%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$646,397	$195,259	$14,727	$50
Ratios to Average Net Assets:
Total expenses	0.14%	0.14%	0.15%	0.15%(e)
Net expenses	0.14%	0.14%	0.15%	0.04%(e)
Net investment income (loss)	4.99%	5.14%	2.32%	0.00%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Premier Class (a)
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0511	0.0495	0.0160	0.0001	0.0040
Net realized gain (loss)	(0.0000)(b)	0.0000(b)	—	—	—
Total from investment operations	0.0511	0.0495	0.0160	0.0001	0.0040
Distributions to shareholders from:
Net investment income	(0.0511)	(0.0495)	(0.0160)	(0.0001)	(0.0040)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	5.23%	5.06%	1.61%	0.02%	0.40%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$34,352,351	$33,902,018	$26,238,411	$16,944,237	$20,004,414
Ratios to Average Net Assets:
Total expenses	0.11%	0.11%	0.12%	0.12%	0.12%
Net expenses	0.11%	0.11%	0.11%	0.06%	0.12%
Net investment income (loss)	5.09%	4.96%	1.83%	0.02%	0.33%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Trust Class (a)
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0505	0.0489	0.0155	0.0001	0.0036
Net realized gain (loss)	(0.0000)(b)	0.0000(b)	—	—	—
Total from investment operations	0.0505	0.0489	0.0155	0.0001	0.0036
Distributions to shareholders from:
Net investment income	(0.0505)	(0.0489)	(0.0155)	(0.0001)	(0.0036)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	5.17%	5.00%	1.56%	0.01%	0.36%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,246,653	$1,942,328	$3,765,775	$3,566,204	$4,609,983
Ratios to Average Net Assets:
Total expenses	0.17%	0.17%	0.17%	0.17%	0.18%
Net expenses	0.17%	0.17%	0.16%	0.07%	0.16%
Net investment income (loss)	5.04%	4.81%	1.61%	0.01%	0.33%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2024

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2024, the Trust consists of thirty (30) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a “Trustee”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional Treasury Plus Money Market Fund	Investment Class
Premier Class
Investor Class
Trust Class
Administration Class
Institutional Class
Select Class
Bancroft Capital Class
Blaylock Van Class
Cabrera Capital Markets Class
	Opportunity Class	October 24, 2007 October 24, 2007 October 14, 2016 August 29, 2016 July 31, 2018 July 31, 2018 Not commenced October 13, 2021 October 20, 2021 October 20, 2021 October 28, 2021	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Treasury Plus Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (91.25% at December 31, 2024). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. The Fund is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments it holds.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
The Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through Fund’s investments in accordance with its investment objective. The Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Fund’s Total Return is utilized by the CODM to compare results, including the impact of the Fund’s costs, to the Fund’s competitors and to the Fund’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 3 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
The summary of the inputs used for the Portfolio, as of December 31, 2024, in valuing the Portfolio’s securities carried at fair value are discussed in Note 3 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2025 to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees, any class-specific expenses such as distribution, shareholder servicing, administration and sub-transfer agency fees) exceed 0.07% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2025 except with approval of the Board. There were no waivers for the year ended
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

December 31, 2024.
The Adviser is contractually obligated until April 30, 2025 to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses or acquired fund fees and expenses) of the Select Class shares of the Fund exceed 0.08% of average daily net assets on an annual basis. This reimbursement arrangement for Select Class shares of the Fund may not be terminated prior to April 30, 2025 except with approval of the Fund's Board of Trustees. There were no waivers for the year ended December 31, 2024.
In addition to the contractual expense limitation for the Fund, each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund or a share class to the extent necessary to maintain a certain minimum net yield, which may vary from time to time and from share class to share class within the Fund, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust, or some share classes of a series, and not others. The amount of any Voluntary Reduction may differ between such series and share classes in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Fund shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust or share classes and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Fund and the Portfolio have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield. Any such future reimbursement of an applicable Service Provider may result in the total annual operating expenses with respect to a share class of the Fund exceeding the amount of the expense cap under the contractual expense limitation agreement because the expense is not covered by the agreement.
Fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the year ended December 31, 2024 were $0.
As of December 31, 2024, SSGA FM has not recouped any expenses from the Fund. Waived/reduced fees subject to potential recovery by year of expiration are as follows:
Expiration Date	Amount
12/31/2025	$1,295,526
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distribution Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10% of the Fund’s net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

During the year ended December 31, 2024, the Fund's Administration Class shares and Investment Class shares paid $1,447 and $11,896, respectively, to SSGA FD under the Plan.
Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund’s Administration Class shares, Bancroft Capital Class shares, Blaylock Van Class shares, Cabrera Capital Markets Class shares, Institutional Class shares, Investment Class shares, Investor Class shares, Opportunity Class shares and Trust Class shares made payments for these services at an annual rate up to 0.20%, 0.03%, 0.03%, 0.03%, 0.03%, 0.25%, 0.08%, 0.03% and 0.056%, respectively, of each applicable share class's eligible average daily net assets. During the year ended December 31, 2024, the Fund’s Administration Class shares, Bancroft Capital Class shares, Blaylock Van Class shares, Cabrera Capital Markets Class shares, Institutional Class shares, Investment Class shares, Investor Class shares, Opportunity Class shares and Trust Class shares paid SSGA FD $5,791, $15, $7,070, $27,458, $1,543,286, $29,740, $3,379,884, $115,391 and $1,309,630, respectively, for these services which SSGA FD subsequently paid in part to financial intermediaries.
5.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future.
The tax character of distributions paid during the year ended December 31, 2024, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Institutional Treasury Plus Money Market Fund	$2,299,455,214	$—	$2,299,455,214
The tax character of distributions paid during the year ended December 31, 2023, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Institutional Treasury Plus Money Market Fund	$ 1,622,879,702	$ —	$ 1,622,879,702
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

At December 31, 2024, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street Institutional Treasury Plus Money Market Fund	$738,375	$(960,887)	$—	$—	$(222,512)
As of December 31, 2024, the Fund had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
State Street Institutional Treasury Plus Money Market Fund	$960,886	$1
As of December 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk).Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street Institutional Treasury Plus Money Market Fund and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Institutional Treasury Plus Money Market Fund (the “Fund”) (one of the series constituting State Street Institutional Investment Trust (the “Trust”)), as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Institutional Investment Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 24, 2025
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
OTHER INFORMATION
December 31, 2024 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2024.
Qualified Interest Income
The Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
Proxy Disclosure for Open-End Management Investment Companies
December 31, 2024

Shareholder Meeting Results
Rule 30e-1 under the Investment Company Act of 1940, as amended, requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Shareholders were asked to participate in a special meeting of shareholders on December 6, 2024 (the “Shareholder Meeting”). The final results of the Shareholder Meeting are reported in the tables below.
All Funds
Proposal 1: To elect the following as Trustees of the Trust:
Proposed Trustee	Shares For	Shares Withheld
Patrick J. Riley	106,202,253,380.880	923,236,109.062
Donna M. Rapaccioli	105,799,774,785.851	1,325,714,704.091
Margaret K. McLaughlin	106,028,299,665.201	1,097,189,824.741
George M. Pereira	105,597,348,911.734	1,528,140,578.208
Mark E. Swanson	106,504,504,254.819	620,985,235.123
Jeanne LaPorta	106,675,779,342.008	449,710,147.934
23

Annual Financial Statements and Other Information
December 31, 2024
State Street Master Funds
State Street Treasury Plus Money Market Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not Applicable

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2024

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—51.8%
U.S. Treasury Bills	3.795%	10/02/2025	10/02/2025	$165,770,000	$160,880,923
U.S. Treasury Bills (a)	4.135%	07/03/2025	07/03/2025	150,000,000	146,864,292
U.S. Treasury Bills	4.160%	06/20/2025	06/20/2025	626,020,000	613,774,895
U.S. Treasury Bills	4.203%	06/12/2025	06/12/2025	274,010,000	268,861,326
U.S. Treasury Bills	4.220%	04/22/2025	04/22/2025	350,000,000	345,486,944
U.S. Treasury Bills	4.228%	04/15/2025	04/15/2025	549,500,000	542,838,860
U.S. Treasury Bills	4.236%	04/03/2025	04/03/2025	825,010,000	816,193,979
U.S. Treasury Bills	4.238%	04/29/2025	04/29/2025	550,000,000	542,434,270
U.S. Treasury Bills	4.255%	03/27/2025	03/27/2025	490,310,000	485,415,001
U.S. Treasury Bills	4.260%	05/08/2025	05/08/2025	675,480,000	665,408,593
U.S. Treasury Bills	4.271%	04/17/2025	04/17/2025	612,240,000	604,614,694
U.S. Treasury Bills	4.305%	06/05/2025	06/05/2025	552,050,000	541,906,130
U.S. Treasury Bills	4.310%	05/15/2025	05/15/2025	282,660,000	278,159,189
U.S. Treasury Bills	4.310%	05/22/2025	05/22/2025	548,340,000	539,144,272
U.S. Treasury Bills	4.315%	04/08/2025	04/08/2025	617,500,000	610,392,473
U.S. Treasury Bills	4.315%	04/24/2025	04/24/2025	509,540,000	502,705,434
U.S. Treasury Bills	4.325%	04/10/2025	04/10/2025	674,490,000	666,541,899
U.S. Treasury Bills	4.340%	05/29/2025	05/29/2025	619,860,000	608,898,643
U.S. Treasury Bills	4.341%	05/01/2025	05/01/2025	609,290,000	600,557,846
U.S. Treasury Bills	4.370%	03/18/2025	03/18/2025	326,410,000	323,427,441
U.S. Treasury Bills	4.373%	04/01/2025	04/01/2025	485,200,000	479,939,199
U.S. Treasury Bills	4.393%	03/06/2025	03/06/2025	130,100,000	129,098,624
U.S. Treasury Bills	4.400%	03/11/2025	03/11/2025	279,580,000	277,253,739
U.S. Treasury Bills	4.420%	02/18/2025	02/18/2025	499,810,000	496,925,741
U.S. Treasury Bills	4.420%	02/27/2025	02/27/2025	177,870,000	176,647,429
U.S. Treasury Bills	4.423%	02/04/2025	02/04/2025	873,410,000	869,875,494
U.S. Treasury Bills	4.428%	02/13/2025	02/13/2025	311,660,000	310,051,671
U.S. Treasury Bills	4.430%	01/28/2025	01/28/2025	945,496,800	942,492,757
U.S. Treasury Bills	4.430%	02/11/2025	02/11/2025	555,200,000	552,465,983
U.S. Treasury Bills	4.430%	03/04/2025	03/04/2025	598,960,000	594,465,754
U.S. Treasury Bills	4.445%	02/25/2025	02/25/2025	1,161,410,000	1,153,812,658
U.S. Treasury Bills	4.508%	01/02/2025	01/02/2025	550,010,000	550,010,000
U.S. Treasury Bills	4.541%	03/13/2025	03/13/2025	768,880,000	762,226,219
U.S. Treasury Bills	4.663%	01/21/2025	01/21/2025	490,780,000	489,573,725
U.S. Treasury Bills	4.715%	01/14/2025	01/14/2025	492,980,000	492,204,661
U.S. Treasury Bills	4.770%	02/20/2025	02/20/2025	381,250,000	378,774,036
U.S. Treasury Bills	4.775%	01/07/2025	01/07/2025	246,500,000	246,336,632
U.S. Treasury Bills	4.803%	03/20/2025	03/20/2025	481,123,000	476,724,395
U.S. Treasury Bills	4.930%	01/30/2025	01/30/2025	789,289,800	786,469,201
U.S. Treasury Bills	4.985%	01/16/2025	01/16/2025	1,087,250,000	1,085,252,818
U.S. Treasury Bills	4.993%	01/23/2025	01/23/2025	1,145,160,000	1,142,002,191
U.S. Treasury Bills	5.084%	01/09/2025	01/09/2025	1,183,700,000	1,182,604,701
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.15% (b)	4.426%	01/01/2025	04/30/2026	474,000,000	474,008,844
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.17% (b)	4.446%	01/07/2025	10/31/2025	298,902,000	298,804,760
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.18% (b)	4.458%	01/01/2025	07/31/2026	1,079,190,000	1,078,022,815
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.20% (b)	4.476%	01/01/2025	01/31/2025	135,850,000	135,850,000
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.21% (b)	4.481%	01/01/2025	10/31/2026	1,811,210,000	1,811,559,097
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.25% (b)	4.521%	01/01/2025	01/31/2026	230,698,000	230,739,372
U.S. Treasury Notes	4.313%	10/31/2025	10/31/2025	44,460,000	43,012,320
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	4.332%	10/31/2025	10/31/2025	$44,180,000	$44,416,287
U.S. Treasury Notes	4.463%	07/31/2025	07/31/2025	588,315,000	574,502,482
U.S. Treasury Notes	4.464%	07/31/2025	07/31/2025	85,720,000	85,858,424
U.S. Treasury Notes	4.499%	02/28/2025	02/28/2025	21,300,000	21,302,523
U.S. Treasury Notes	5.024%	07/15/2025	07/15/2025	119,110,000	117,875,592
U.S. Treasury Notes	5.048%	06/30/2025	06/30/2025	59,560,000	59,440,343
U.S. Treasury Notes	5.195%	05/31/2025	05/31/2025	380,210,000	372,812,832
U.S. Treasury Notes	5.228%	05/15/2025	05/15/2025	163,160,000	161,574,048
U.S. Treasury Notes	5.244%	04/30/2025	04/30/2025	251,540,000	250,470,637
U.S. Treasury Notes	5.252%	04/30/2025	04/30/2025	82,500,000	81,890,936
TOTAL TREASURY DEBT					29,281,856,044
TREASURY REPURCHASE AGREEMENTS—43.5%
Agreement with Australia and New Zealand Banking Group, dated 12/31/2024 (collateralized by U.S. Treasury Notes, 0.375% – 4.625% due 01/31/2026 – 08/15/2053, valued at $851,318,205); expected proceeds $835,207,822	4.480%	01/02/2025	01/02/2025	835,000,000	835,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by a U.S. Treasury Note, 1.500% due 02/15/2030 and U.S. Treasury Inflation Index Notes, 0.125% - 1.625% due 10/15/2029 - 01/15/2030, valued at $229,190,977); expected proceeds $224,752,550	4.450%	01/02/2025	01/02/2025	224,697,000	224,697,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Treasury Bills, 0.000% due 05/08/2025 - 11/28/2025, U.S. Treasury Bonds, 2.375% - 4.750% due 02/15/2038 - 08/15/2052, U.S. Treasury Inflation Index Bonds, 0.750% - 2.375% due 01/15/2027 - 02/15/2048, U.S. Treasury Inflation Index Notes, 0.375% - 1.250% due 07/15/2025 - 07/15/2032 and U.S. Treasury Notes, 0.250% - 4.500% due 02/15/2025 - 05/15/2034, valued at $698,700,060); expected proceeds $685,169,347	4.450%	01/02/2025	01/02/2025	685,000,000	685,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by a U.S. Treasury Bill, 0.000% due 04/17/2025, U.S. Treasury Bonds, 2.375% - 5.375% due 02/15/2031 - 08/15/2052, U.S. Treasury Inflation Index Notes, 0.125% - 1.250% due 01/15/2027 - 01/15/2030 and U.S. Treasury Notes, 0.375% - 4.500% due 05/31/2025 - 08/31/2031, valued at $561,000,090); expected proceeds $550,131,389	4.300%	01/02/2025	01/02/2025	550,000,000	550,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2026 and U.S. Treasury Notes, 4.125% - 4.500% due 11/15/2025 - 07/31/2031, valued at $71,400,055); expected proceeds $70,017,344	4.460%	01/02/2025	01/02/2025	70,000,000	70,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 09/12/2024 (collateralized by U.S. Treasury Bonds, 4.375% - 4.625% due 02/15/2038 - 05/15/2044, a U.S. Treasury Inflation Index Bond, 2.125% due 02/15/2040, U.S. Treasury Inflation Index Notes, 0.125% - 2.375% due 07/15/2027 - 01/15/2031, U.S. Treasury Notes, 1.625% - 5.000% due 09/30/2025 - 05/15/2034 and U.S. Treasury Strips, 0.000% due 02/15/2025 - 02/15/2052, valued at $510,000,000); expected proceeds $508,251,250	4.830%	01/07/2025	01/13/2025	500,000,000	500,000,000
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/20/2024 (collateralized by a U.S. Treasury Note, 4.875% due 11/30/2025, valued at $204,000,037); expected proceeds $203,067,556 (c)	4.640%	01/17/2025	01/17/2025	$200,000,000	$200,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 11/19/2024 (collateralized by U.S. Treasury Notes, 0.750% - 0.875% due 09/30/2026 - 01/31/2028, valued at $204,000,022); expected proceeds $203,020,000 (c)	4.530%	01/17/2025	03/19/2025	200,000,000	200,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 11/21/2024 (collateralized by a U.S. Treasury Note, 3.500% due 01/31/2030, valued at $153,000,010); expected proceeds $152,275,000 (c)	4.550%	03/21/2025	03/21/2025	150,000,000	150,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Treasury Notes, 3.500% - 4.000% due 09/30/2026 - 02/15/2034, valued at $484,500,083); expected proceeds $475,117,431	4.450%	01/02/2025	01/02/2025	475,000,000	475,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by a U.S. Treasury Note, 2.250% due 08/15/2027, valued at $15,116,454); expected proceeds $14,823,664	4.450%	01/02/2025	01/02/2025	14,820,000	14,820,000
Agreement with Deutsche Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Treasury Bonds, 1.125% - 2.875% due 05/15/2040 - 02/15/2050, valued at $25,500,032); expected proceeds $25,006,181	4.450%	01/02/2025	01/02/2025	25,000,000	25,000,000
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by a U.S. Treasury Bond, 3.750% due 08/15/2041, valued at $2,200,519,521); expected proceeds $2,200,519,444	4.250%	01/02/2025	01/02/2025	2,200,000,000	2,200,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 10/30/2024 (collateralized by U.S. Treasury Bills, 0.000% due 03/06/2025 - 06/05/2025, U.S. Treasury Bonds, 2.250% - 6.750% due 08/15/2026 - 02/15/2052 and U.S. Treasury Notes, 1.125% - 5.000% due 02/28/2025 - 11/30/2031, valued at $510,000,030); expected proceeds $505,418,056 (c)	4.700%	01/21/2025	01/21/2025	500,000,000	500,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 11/18/2024 (collateralized by U.S. Treasury Bonds, 2.875% - 4.500% due 08/15/2039 - 11/15/2046 and U.S. Treasury Notes, 1.125% - 4.500% due 07/31/2026 - 02/28/2030, valued at $255,000,065); expected proceeds $252,459,722 (c)	4.600%	02/03/2025	02/03/2025	250,000,000	250,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/27/2024 (collateralized by U.S. Treasury Bills, 0.000% due 01/21/2025 - 09/04/2025, valued at $239,700,060); expected proceeds $235,202,426	4.430%	01/03/2025	01/03/2025	235,000,000	235,000,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/30/2024 (collateralized by U.S. Treasury Bills, 0.000% due 01/21/2025 - 12/26/2025, U.S. Treasury Bonds, 1.125% - 4.375% due 05/15/2040 - 11/15/2051 and U.S. Treasury Notes, 1.375% - 4.000% due 02/15/2025 - 05/15/2031, valued at $510,000,065); expected proceeds $500,247,778	4.460%	01/03/2025	01/03/2025	$500,000,000	$500,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by a U.S. Treasury Inflation Index Note, 0.375% due 07/15/2027, valued at $765,000,079); expected proceeds $750,185,417	4.450%	01/02/2025	01/02/2025	750,000,000	750,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Treasury Bills, 0.000% due 01/07/2025 - 10/30/2025, U.S. Treasury Bonds, 1.250% - 4.625% due 11/15/2040 - 08/15/2051 and U.S. Treasury Notes, 0.750% - 4.625% due 01/31/2025 - 08/15/2034, valued at $2,652,000,048); expected proceeds $2,600,644,222	4.460%	01/02/2025	01/02/2025	2,600,000,000	2,600,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Treasury Bills, 0.000% due 01/30/2025 - 10/02/2025, a U.S. Treasury Bond, 5.250% due 02/15/2029 and U.S. Treasury Notes, 0.250% - 4.250% due 01/31/2025 - 08/15/2031, valued at $362,100,017); expected proceeds $355,087,764	4.450%	01/02/2025	01/02/2025	355,000,000	355,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Treasury Bonds, 1.125% - 7.625% due 02/15/2025 - 05/15/2040 and U.S. Treasury Notes, 0.375% - 4.625% due 01/15/2025 - 02/15/2032, valued at $2,448,000,014); expected proceeds $2,400,594,667	4.460%	01/02/2025	01/02/2025	2,400,000,000	2,400,000,000
Agreement with Fixed Income Clearing Corp., dated 12/31/2024 (collateralized by a U.S. Treasury Note, 1.250% due 08/15/2031, valued at $508,590,595); expected proceeds $ 512,444,444	4.480%	01/02/2025	01/02/2025	500,000,000	500,000,000
Agreement with Fixed Income Clearing Corp., dated 12/31/2024 (collateralized by U.S. Treasury Notes, 1.375% – 4.625% due 10/31/2028 – 05/15/2043, valued at $2,039,191,888); expected proceeds $2,000,497,778	4.480%	01/02/2025	01/02/2025	2,000,000,000	2,000,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/26/2024 (collateralized by a U.S. Treasury Note, 4.250% due 12/31/2026 and U.S. Treasury Strips, 0.000% due 08/15/2039 - 11/15/2042, valued at $229,500,001); expected proceeds $225,197,750	4.520%	01/02/2025	01/02/2025	225,000,000	225,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by a U.S. Treasury Bond, 4.375% due 05/15/2041, a U.S. Treasury Inflation Index Bond, 0.875% due 02/15/2047, a U.S. Treasury Inflation Index Note, 2.125% due 04/15/2029, U.S. Treasury Notes, 3.375% - 4.500% due 03/31/2026 - 06/30/2029 and U.S. Treasury Strips, 0.000% due 02/15/2030 - 05/15/2051, valued at $999,600,001); expected proceeds $980,242,278	4.450%	01/02/2025	01/02/2025	980,000,000	980,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Treasury Strips, 0.000% due 02/15/2025 - 11/15/2030, valued at $209,100,000); expected proceeds $205,050,681	4.450%	01/02/2025	01/02/2025	$205,000,000	$205,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/10/2024 (collateralized by a U.S. Treasury Note, 4.500% due 12/31/2031, valued at $255,000,010); expected proceeds $250,914,583	4.390%	01/01/2025	01/07/2025	250,000,000	250,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by a U.S. Treasury Bond, 5.375% due 02/15/2031 and U.S. Treasury Notes, 3.375% - 4.250% due 02/28/2031 - 05/15/2033, valued at $102,000,074); expected proceeds $100,024,722	4.450%	01/02/2025	01/02/2025	100,000,000	100,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Treasury Bonds, 2.000% - 6.375% due 08/15/2027 - 11/15/2054, U.S. Treasury Inflation Index Bonds, 0.125% - 1.375% due 02/15/2044 - 02/15/2051, U.S. Treasury Inflation Index Notes, 0.125% - 1.750% due 04/15/2025 - 01/15/2034, U.S. Treasury Notes, 0.375% - 4.875% due 11/30/2025 - 02/15/2034 and a U.S. Treasury Strip, 0.000% due 02/15/2028, valued at $510,000,000); expected proceeds $500,123,611	4.450%	01/02/2025	01/02/2025	500,000,000	500,000,000
Agreement with Mitsubishi UFJ Securities, Inc., dated 12/31/2024 (collateralized by U.S. Treasury Notes, 0.375% – 6.750%, due 12/31/2025 – 08/15/2054, valued at $713,806,669); expected proceeds $700,173,444	4.460%	01/02/2025	01/02/2025	700,000,000	700,000,000
Agreement with National Australia Bank, Ltd., dated 12/31/2024 (collateralized by a U.S. Treasury Note, 4.250% due 12/31/2026, valued at $117,325,813); expected proceeds $115,028,558	4.470%	01/02/2025	01/02/2025	115,000,000	115,000,000
Agreement with Prudential Insurance Co., dated 12/31/2024 (collateralized by U.S. Treasury Notes, 2.250% – 4.250% due 08/15/2049 – 08/15/2054 and a U.S. Treasury Strip, 0.000% due 02/15/2030, valued at $128,315,263); expected proceeds $125,460,480	4.500%	01/02/2025	01/02/2025	125,429,123	125,429,123
Agreement with Prudential Insurance Co., dated 12/31/2024 (collateralized by U.S. Treasury Notes, 2.875% – 3.125% due 05/15/2032 – 08/15/2052 and U.S. Treasury Strips, 0.000% due 02/15/2030 – 11/15/2041, valued at $205,873,837); expected proceeds $200,998,615	4.500%	01/02/2025	01/02/2025	200,948,378	200,948,378
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Treasury Inflation Index Bonds, 0.750% - 1.375% due 02/15/2044 - 02/15/2045, U.S. Treasury Inflation Index Notes, 0.125% - 1.375% due 01/15/2027 - 07/15/2033 and U.S. Treasury Notes, 0.375% - 3.500% due 11/30/2025 - 02/15/2033, valued at $683,400,061); expected proceeds $670,165,639	4.450%	01/02/2025	01/02/2025	670,000,000	670,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Treasury Notes, 0.625% - 4.125% due 09/30/2026 - 08/15/2030, valued at $969,000,003); expected proceeds $950,234,861	4.450%	01/02/2025	01/02/2025	950,000,000	950,000,000
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Santander and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Treasury Bills, 0.000% due 01/23/2025 - 10/30/2025, U.S. Treasury Bonds, 1.375% - 6.125% due 08/15/2029 - 08/15/2054 and U.S. Treasury Notes, 0.875% - 5.000% due 03/15/2025 - 11/15/2034, valued at $1,020,000,073); expected proceeds $1,000,247,222	4.450%	01/02/2025	01/02/2025	$1,000,000,000	$1,000,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 10/15/2024 (collateralized by a U.S. Treasury Note, 4.500% due 12/31/2031, valued at $122,400,045); expected proceeds $121,880,000 (c)	4.700%	02/12/2025	02/12/2025	120,000,000	120,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 10/25/2024 (collateralized by a U.S. Treasury Note, 4.500% due 12/31/2031, valued at $117,300,085); expected proceeds $116,354,125 (c)	4.710%	01/23/2025	01/23/2025	115,000,000	115,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 11/14/2024 (collateralized by a U.S. Treasury Note, 4.000% due 07/31/2029, valued at $193,800,021); expected proceeds $192,170,750 (c)	4.570%	02/12/2025	02/12/2025	190,000,000	190,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 11/26/2024 (collateralized by U.S. Treasury Notes, 4.000% due 07/31/2029 - 02/15/2034, valued at $255,000,092); expected proceeds $253,816,667 (c)	4.580%	03/26/2025	03/26/2025	250,000,000	250,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by a U.S. Treasury Note, 2.875% due 04/30/2029, valued at $13,132,516); expected proceeds $12,878,183	4.450%	01/02/2025	01/02/2025	12,875,000	12,875,000
Agreement with Standard Chartered Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Treasury Bonds, 3.000% - 3.875% due 02/15/2043 - 05/15/2047, U.S. Treasury Inflation Index Bonds, 1.000% - 3.625% due 04/15/2028 - 02/15/2046, U.S. Treasury Inflation Index Notes, 0.125% - 0.625% due 01/15/2026 - 07/15/2032 and U.S. Treasury Notes, 0.375% - 4.875% due 06/15/2025 - 02/15/2031, valued at $836,400,012); expected proceeds $820,202,722	4.450%	01/02/2025	01/02/2025	820,000,000	820,000,000
Agreement with Toronto Dominion Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Treasury Notes, 4.250% - 4.625% due 12/31/2026 - 04/30/2029, valued at $209,100,086); expected proceeds $205,050,681	4.450%	01/02/2025	01/02/2025	205,000,000	205,000,000
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Treasury Bills, 0.000% due 01/09/2025 - 10/30/2025, U.S. Treasury Bonds, 1.250% - 6.750% due 08/15/2026 - 05/15/2050, U.S. Treasury Inflation Index Bonds, 0.125% - 3.375% due 01/15/2026 - 02/15/2053, U.S. Treasury Inflation Index Notes, 0.125% - 2.375% due 04/15/2025 - 07/15/2034, U.S. Treasury Notes, 0.250% - 4.625% due 04/30/2025 - 06/30/2031 and U.S. Treasury Strips, 0.000% due 02/15/2025 - 11/15/2052, valued at $127,500,006); expected proceeds $125,030,903	4.450%	01/02/2025	01/02/2025	125,000,000	125,000,000
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Treasury Inflation Index Bonds, 0.125% - 3.875% due 01/15/2025 - 02/15/2054 and U.S. Treasury Inflation Index Notes, 0.125% - 2.375% due 01/15/2025 - 01/15/2034, valued at $510,126,180); expected proceeds $500,123,611	4.450%	01/02/2025	01/02/2025	$500,000,000	$500,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					24,578,769,501
TOTAL INVESTMENTS (d)(e)–95.3%					53,860,625,545
Other Assets in Excess of Liabilities —4.7%					2,654,783,412
NET ASSETS –100.0%					$56,515,408,957
(a)	When-issued security.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $1,975,000,000 or 3.5% of net assets as of December 31, 2024.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

ASSETS
Investments in unaffiliated issuers, at value and amortized cost.	$29,281,856,044
Repurchase agreements, at value and amortized cost	24,578,769,501
Total Investments	53,860,625,545
Cash	2,741,025,579
Interest receivable — unaffiliated issuers	63,210,704
Other receivable	659,290
Prepaid expenses and other assets	7,519
TOTAL ASSETS	56,665,528,637
LIABILITIES
Payable for investments purchased	146,864,292
Advisory and administrator fee payable	2,318,082
Custody, sub-administration and transfer agent fees payable	785,061
Trustees’ fees and expenses payable	4,181
Professional fees payable	61,833
Printing fees payable	22,443
Accrued expenses and other liabilities	63,788
TOTAL LIABILITIES	150,119,680
NET ASSETS	$56,515,408,957
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2024

INVESTMENT INCOME
Interest income — unaffiliated issuers	2,587,484,914
EXPENSES
Advisory and administrator fee	24,905,996
Custodian, sub-administrator and transfer agent fees	2,994,502
Trustees’ fees and expenses	306,544
Professional fees	341,311
Printing and postage fees	65,411
Insurance expense	14,158
Miscellaneous expenses	101,841
TOTAL EXPENSES	28,729,763
NET INVESTMENT INCOME (LOSS)	$2,558,755,151
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(61,195)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$2,558,693,956
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/24	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,558,755,151	$1,870,955,642
Net realized gain (loss)	(61,195)	1,798
Net increase (decrease) in net assets resulting from operations	2,558,693,956	1,870,957,440
CAPITAL TRANSACTIONS
Contributions	217,367,694,672	149,191,392,523
Withdrawals	(209,524,911,840)	(148,635,513,106)
Net increase (decrease) in net assets from capital transactions	7,842,782,832	555,879,417
Net increase (decrease) in net assets during the period	10,401,476,788	2,426,836,857
Net assets at beginning of period	46,113,932,169	43,687,095,312
NET ASSETS AT END OF PERIOD	$56,515,408,957	$46,113,932,169
See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Total return (a)	5.30%	5.17%	1.65%	0.01%	0.46%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$56,515,409	$46,113,932	$43,687,095	$27,061,311	$28,049,358
Ratios to average net assets:
Total expenses	0.06%	0.06%	0.06%	0.06%	0.06%
Net investment income (loss)	5.14%	5.01%	1.91%	0.01%	0.41%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
See accompanying notes to financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2024

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2024, the Trust consists of five (5) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Plus Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. The Portfolio is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments it holds.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
The Portfolio has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Portfolio’s investments in accordance with its investment objective. The Portfolio’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Portfolio’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Portfolio’s Total Return is utilized by the CODM to compare results, including the impact of the Portfolio’s costs, to the Portfolio’s competitors and to the Portfolio’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
12

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
4.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2024, the Portfolio had invested in repurchase agreements with the gross values of $24,578,769,501 and associated collateral equal to $25,025,509,255.
5.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
13

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact a Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that a Portfolio will be able to avoid a negative yield.
There were no reimbursements for the fiscal year ended December 31, 2024.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
6.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
8.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk).Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those
14

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy;overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market,credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
15

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of a Beneficial Interest in State Street Treasury Plus Money Market Portfolio and the Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Treasury Plus Money Market Portfolio (the “Portfolio”) (one of the series constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2024, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting State Street Master Funds) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and in accordance with the relevant ethical requirements relating to our audit.
We conducted our audits in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 24, 2025
16

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
December 31, 2024 (Unaudited)

Shareholder Meeting Results
Rule 30e-1 under the Investment Company Act of 1940, as amended, requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Shareholders were asked to participate in a special meeting of shareholders on December 6, 2024 (the “Shareholder Meeting”). The final results of the Shareholder Meeting are reported in the tables below.
All Funds
Proposal 1: To elect the following as Trustees of the Trust:
Proposed Trustee	Shares For	Shares Withheld
Patrick J. Riley	263,190,618,098.278	2,289,327,786.304
Donna M. Rapaccioli	262,111,997,738.562	3,367,948,146.020
Margaret K. McLaughlin	262,686,036,285.117	2,793,909,599.465
George M. Pereira	261,577,166,126.512	3,902,779,758.070
Mark E. Swanson	263,997,464,067.113	1,482,481,817.469
Jeanne LaPorta	264,404,806,966.210	1,075,138,918.372
18

Annual Financial Statements and Other Information
December 31, 2024
State Street Institutional Investment Trust
State Street Treasury Obligations Money Market Fund
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-392-0869 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding  Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not Applicable

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$4,943,653,531
Receivable from Adviser	240,529
Prepaid expenses and other assets	5,525
TOTAL ASSETS	4,943,899,585
LIABILITIES
Administration fees payable	199,992
Transfer agent fees payable	1,393
Registration and filing fees payable	328,038
Professional fees payable	20,470
Printing fees payable	21,323
Distribution payable	602,113
Accrued expenses and other liabilities	181
TOTAL LIABILITIES	1,173,510
NET ASSETS	$4,942,726,075
NET ASSETS CONSIST OF:
Paid-in capital	$4,942,801,785
Total distributable earnings (loss)	(75,710)
NET ASSETS	$4,942,726,075
NET ASSET VALUE PER SHARE
Net asset value, offering and redemption price per share	$1.00
Shares outstanding	4,942,801,785
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2024

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$230,141,339
Expenses allocated from affiliated Portfolio	(2,560,498)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	227,580,841
EXPENSES
Administration fees	2,219,774
Custodian fees	14,258
Trustees’ fees and expenses	21,000
Transfer agent fees	514
Registration and filing fees	308,582
Professional fees and expenses	27,833
Printing and postage fees	530
Insurance expense	14,217
Miscellaneous expenses	19,468
TOTAL EXPENSES	2,626,176
Expenses waived/reimbursed by the Adviser	(1,635,036)
NET EXPENSES	991,140
NET INVESTMENT INCOME (LOSS)	$226,589,701
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	(2,934)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$226,586,767
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/24	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$226,589,701	$224,446,413
Net realized gain (loss)	(2,934)	292
Net increase (decrease) in net assets resulting from operations	226,586,767	224,446,705
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(226,530,531)	(224,261,135)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	20,540,263,752	6,354,147,182
Reinvestment of distributions	226,427,623	225,190,693
Cost of shares redeemed	(19,267,760,440)	(9,390,004,895)
Net increase (decrease) from share transactions	1,498,930,935	(2,810,667,020)
Net increase (decrease) in net assets during the period	1,498,987,171	(2,810,481,450)
Net assets at beginning of period	3,443,738,904	6,254,220,354
NET ASSETS AT END OF PERIOD	$4,942,726,075	$3,443,738,904
SHARES OF BENEFICIAL INTEREST:
Shares sold	20,540,263,752	6,354,147,182
Reinvestment of distributions	226,427,623	225,190,693
Shares redeemed	(19,267,760,440)	(9,390,004,895)
Net increase (decrease) from share transactions	1,498,930,935	(2,810,667,020)
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/24(a)	Year Ended 12/31/23(a)	Year Ended 12/31/22(a)	Year Ended 12/31/21(a)	Year Ended 12/31/20(a)
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0514	0.0498	0.0162	0.0002	0.0045
Net realized and unrealized gain (loss)	(0.0000)(b)	0.0000(b)	—	(0.0001)	(0.0001)
Total from investment operations	0.0514	0.0498	0.0162	0.0001	0.0044
Distributions to shareholders from:
Net investment income	(0.0514)	(0.0498)	(0.0162)	(0.0001)	(0.0044)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	5.26%	5.10%	1.64%	0.02%	0.44%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,942,726	$3,443,739	$6,254,220	$3,755,757	$2,753,990
Ratios to average net assets:
Total expenses	0.12%	0.11%	0.12%	0.12%	0.12%
Net expenses	0.08%	0.08%	0.08%	0.05%	0.08%
Net investment income (loss)	5.10%	4.93%	1.83%	0.02%	0.45%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2024

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2024, the Trust consists of thirty (30) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a “Trustee”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Commencement of Operations	Diversification Classification
State Street Treasury Obligations Money Market Fund	October 5, 2017	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Treasury Plus Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (8.75% at December 31, 2024). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. The Fund is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments held by it.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
The Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Fund’s investments in accordance with its investment objective. The Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Fund’s Total Return is utilized by the CODM to compare results, including the impact of the Fund’s costs, to the Fund’s competitors and to the Fund’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 3 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
The summary of the inputs used for the Portfolio, as of December 31, 2024, in valuing the Portfolio’s securities carried at fair value are discussed in Note 3 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2025 to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, and extraordinary expenses), exceed 0.10% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2025 except with approval of the Board. For the year ended December 31, 2024, the Adviser contractually waived fees in the amount of $747,127.
Additionally, the Adviser currently intends to voluntarily waive its advisory fee and/or to reimburse the Fund for expenses to the extent that the Fund’s total annual fund operating expenses exceed 0.08% of average daily net assets on an annual basis – this voluntary fee waiver and/or expense limitation arrangement may be terminated by SSGA FM at any time, in its sole discretion. For the year ended December 31, 2024, the Adviser voluntarily waived expenses in the amount of $887,909.
In addition to the contractual expense limitation for the Fund, each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund or a share class to the extent necessary to maintain a certain minimum net yield,
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust, or some share classes of a series, and not others. The amount of any Voluntary Reduction may differ between such series and share classes in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Fund shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust or share classes and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Fund and the Portfolio have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield. The Fund has agreed, subject to certain limitations, to reimburse the applicable Service Provider for the full dollar amount of any Voluntary Reduction incurred after May 1, 2020. Any such future reimbursement of an applicable Service Provider may result in the total annual operating expenses of the Fund exceeding the amount of the expense cap under the contractual expense limitation agreement because the expense is not covered by the agreement.
Fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the year ended December 31, 2024 were $0.
As of December 31, 2024, SSGA FM has not recouped any expenses from the Fund. Waived/reduced fees subject to potential recovery by year of expiration are as follows:
Expiration Date	Amount
12/31/2025	$90,183
In addition, SSGA FM has agreed to waive up to the portion of the management fee and/or expenses attributable to the Fund's or Portfolio's acquired fund fees and expenses (“AFFEs”), excluding AFFEs derived from the Fund's or Portfolio's holdings in acquired funds for cash management purposes. This fee waiver and/or expense reimbursement may only be terminated with approval of the Fund’s Board of Trustees.
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund.
5.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

upon jurisdiction. As of December 31, 2024,  SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future.
The tax character of distributions paid during the year ended December 31, 2024, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Treasury Obligations Money Market Fund	$226,530,531	$—	$226,530,531
The tax character of distributions paid during the year ended December 31, 2023, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Treasury Obligations Money Market Fund	$ 224,261,135	$ —	$ 224,261,135
At December 31, 2024, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street Treasury Obligations Money Market Fund	$46,590	$(122,300)	$—	$—	$(75,710)
As of December 31, 2024, the Fund had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
State Street Treasury Obligations Money Market Fund	$122,300	$—
As of December 31, 2024, the cost of investments and other financial instruments for federal income tax purposes was substantially the same as cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk).Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street Treasury Obligations Money Market Fund and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Treasury Obligations Money Market Fund (the “Fund”) (one of the series constituting State Street Institutional Investment Trust (the “Trust”)), as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Institutional Investment Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 24, 2025
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION
December 31, 2024 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2024.
Qualified Interest Income
The Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
Proxy Disclosure for Open-End Management Investment Companies
December 31, 2024

Shareholder Meeting Results
Rule 30e-1 under the Investment Company Act of 1940, as amended, requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Shareholders were asked to participate in a special meeting of shareholders on December 6, 2024 (the “Shareholder Meeting”). The final results of the Shareholder Meeting are reported in the tables below.
All Funds
Proposal 1: To elect the following as Trustees of the Trust:
Proposed Trustee	Shares For	Shares Withheld
Patrick J. Riley	106,202,253,380.880	923,236,109.062
Donna M. Rapaccioli	105,799,774,785.851	1,325,714,704.091
Margaret K. McLaughlin	106,028,299,665.201	1,097,189,824.741
George M. Pereira	105,597,348,911.734	1,528,140,578.208
Mark E. Swanson	106,504,504,254.819	620,985,235.123
Jeanne LaPorta	106,675,779,342.008	449,710,147.934
12

Annual Financial Statements and Other Information
December 31, 2024
State Street Master Funds
State Street Treasury Plus Money Market Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding  Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not Applicable

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2024

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—51.8%
U.S. Treasury Bills	3.795%	10/02/2025	10/02/2025	$165,770,000	$160,880,923
U.S. Treasury Bills (a)	4.135%	07/03/2025	07/03/2025	150,000,000	146,864,292
U.S. Treasury Bills	4.160%	06/20/2025	06/20/2025	626,020,000	613,774,895
U.S. Treasury Bills	4.203%	06/12/2025	06/12/2025	274,010,000	268,861,326
U.S. Treasury Bills	4.220%	04/22/2025	04/22/2025	350,000,000	345,486,944
U.S. Treasury Bills	4.228%	04/15/2025	04/15/2025	549,500,000	542,838,860
U.S. Treasury Bills	4.236%	04/03/2025	04/03/2025	825,010,000	816,193,979
U.S. Treasury Bills	4.238%	04/29/2025	04/29/2025	550,000,000	542,434,270
U.S. Treasury Bills	4.255%	03/27/2025	03/27/2025	490,310,000	485,415,001
U.S. Treasury Bills	4.260%	05/08/2025	05/08/2025	675,480,000	665,408,593
U.S. Treasury Bills	4.271%	04/17/2025	04/17/2025	612,240,000	604,614,694
U.S. Treasury Bills	4.305%	06/05/2025	06/05/2025	552,050,000	541,906,130
U.S. Treasury Bills	4.310%	05/15/2025	05/15/2025	282,660,000	278,159,189
U.S. Treasury Bills	4.310%	05/22/2025	05/22/2025	548,340,000	539,144,272
U.S. Treasury Bills	4.315%	04/08/2025	04/08/2025	617,500,000	610,392,473
U.S. Treasury Bills	4.315%	04/24/2025	04/24/2025	509,540,000	502,705,434
U.S. Treasury Bills	4.325%	04/10/2025	04/10/2025	674,490,000	666,541,899
U.S. Treasury Bills	4.340%	05/29/2025	05/29/2025	619,860,000	608,898,643
U.S. Treasury Bills	4.341%	05/01/2025	05/01/2025	609,290,000	600,557,846
U.S. Treasury Bills	4.370%	03/18/2025	03/18/2025	326,410,000	323,427,441
U.S. Treasury Bills	4.373%	04/01/2025	04/01/2025	485,200,000	479,939,199
U.S. Treasury Bills	4.393%	03/06/2025	03/06/2025	130,100,000	129,098,624
U.S. Treasury Bills	4.400%	03/11/2025	03/11/2025	279,580,000	277,253,739
U.S. Treasury Bills	4.420%	02/18/2025	02/18/2025	499,810,000	496,925,741
U.S. Treasury Bills	4.420%	02/27/2025	02/27/2025	177,870,000	176,647,429
U.S. Treasury Bills	4.423%	02/04/2025	02/04/2025	873,410,000	869,875,494
U.S. Treasury Bills	4.428%	02/13/2025	02/13/2025	311,660,000	310,051,671
U.S. Treasury Bills	4.430%	01/28/2025	01/28/2025	945,496,800	942,492,757
U.S. Treasury Bills	4.430%	02/11/2025	02/11/2025	555,200,000	552,465,983
U.S. Treasury Bills	4.430%	03/04/2025	03/04/2025	598,960,000	594,465,754
U.S. Treasury Bills	4.445%	02/25/2025	02/25/2025	1,161,410,000	1,153,812,658
U.S. Treasury Bills	4.508%	01/02/2025	01/02/2025	550,010,000	550,010,000
U.S. Treasury Bills	4.541%	03/13/2025	03/13/2025	768,880,000	762,226,219
U.S. Treasury Bills	4.663%	01/21/2025	01/21/2025	490,780,000	489,573,725
U.S. Treasury Bills	4.715%	01/14/2025	01/14/2025	492,980,000	492,204,661
U.S. Treasury Bills	4.770%	02/20/2025	02/20/2025	381,250,000	378,774,036
U.S. Treasury Bills	4.775%	01/07/2025	01/07/2025	246,500,000	246,336,632
U.S. Treasury Bills	4.803%	03/20/2025	03/20/2025	481,123,000	476,724,395
U.S. Treasury Bills	4.930%	01/30/2025	01/30/2025	789,289,800	786,469,201
U.S. Treasury Bills	4.985%	01/16/2025	01/16/2025	1,087,250,000	1,085,252,818
U.S. Treasury Bills	4.993%	01/23/2025	01/23/2025	1,145,160,000	1,142,002,191
U.S. Treasury Bills	5.084%	01/09/2025	01/09/2025	1,183,700,000	1,182,604,701
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.15% (b)	4.426%	01/01/2025	04/30/2026	474,000,000	474,008,844
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.17% (b)	4.446%	01/07/2025	10/31/2025	298,902,000	298,804,760
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.18% (b)	4.458%	01/01/2025	07/31/2026	1,079,190,000	1,078,022,815
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.20% (b)	4.476%	01/01/2025	01/31/2025	135,850,000	135,850,000
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.21% (b)	4.481%	01/01/2025	10/31/2026	1,811,210,000	1,811,559,097
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.25% (b)	4.521%	01/01/2025	01/31/2026	230,698,000	230,739,372
U.S. Treasury Notes	4.313%	10/31/2025	10/31/2025	44,460,000	43,012,320
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	4.332%	10/31/2025	10/31/2025	$44,180,000	$44,416,287
U.S. Treasury Notes	4.463%	07/31/2025	07/31/2025	588,315,000	574,502,482
U.S. Treasury Notes	4.464%	07/31/2025	07/31/2025	85,720,000	85,858,424
U.S. Treasury Notes	4.499%	02/28/2025	02/28/2025	21,300,000	21,302,523
U.S. Treasury Notes	5.024%	07/15/2025	07/15/2025	119,110,000	117,875,592
U.S. Treasury Notes	5.048%	06/30/2025	06/30/2025	59,560,000	59,440,343
U.S. Treasury Notes	5.195%	05/31/2025	05/31/2025	380,210,000	372,812,832
U.S. Treasury Notes	5.228%	05/15/2025	05/15/2025	163,160,000	161,574,048
U.S. Treasury Notes	5.244%	04/30/2025	04/30/2025	251,540,000	250,470,637
U.S. Treasury Notes	5.252%	04/30/2025	04/30/2025	82,500,000	81,890,936
TOTAL TREASURY DEBT					29,281,856,044
TREASURY REPURCHASE AGREEMENTS—43.5%
Agreement with Australia and New Zealand Banking Group, dated 12/31/2024 (collateralized by U.S. Treasury Notes, 0.375% – 4.625% due 01/31/2026 – 08/15/2053, valued at $851,318,205); expected proceeds $835,207,822	4.480%	01/02/2025	01/02/2025	835,000,000	835,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by a U.S. Treasury Note, 1.500% due 02/15/2030 and U.S. Treasury Inflation Index Notes, 0.125% - 1.625% due 10/15/2029 - 01/15/2030, valued at $229,190,977); expected proceeds $224,752,550	4.450%	01/02/2025	01/02/2025	224,697,000	224,697,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Treasury Bills, 0.000% due 05/08/2025 - 11/28/2025, U.S. Treasury Bonds, 2.375% - 4.750% due 02/15/2038 - 08/15/2052, U.S. Treasury Inflation Index Bonds, 0.750% - 2.375% due 01/15/2027 - 02/15/2048, U.S. Treasury Inflation Index Notes, 0.375% - 1.250% due 07/15/2025 - 07/15/2032 and U.S. Treasury Notes, 0.250% - 4.500% due 02/15/2025 - 05/15/2034, valued at $698,700,060); expected proceeds $685,169,347	4.450%	01/02/2025	01/02/2025	685,000,000	685,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by a U.S. Treasury Bill, 0.000% due 04/17/2025, U.S. Treasury Bonds, 2.375% - 5.375% due 02/15/2031 - 08/15/2052, U.S. Treasury Inflation Index Notes, 0.125% - 1.250% due 01/15/2027 - 01/15/2030 and U.S. Treasury Notes, 0.375% - 4.500% due 05/31/2025 - 08/31/2031, valued at $561,000,090); expected proceeds $550,131,389	4.300%	01/02/2025	01/02/2025	550,000,000	550,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2026 and U.S. Treasury Notes, 4.125% - 4.500% due 11/15/2025 - 07/31/2031, valued at $71,400,055); expected proceeds $70,017,344	4.460%	01/02/2025	01/02/2025	70,000,000	70,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 09/12/2024 (collateralized by U.S. Treasury Bonds, 4.375% - 4.625% due 02/15/2038 - 05/15/2044, a U.S. Treasury Inflation Index Bond, 2.125% due 02/15/2040, U.S. Treasury Inflation Index Notes, 0.125% - 2.375% due 07/15/2027 - 01/15/2031, U.S. Treasury Notes, 1.625% - 5.000% due 09/30/2025 - 05/15/2034 and U.S. Treasury Strips, 0.000% due 02/15/2025 - 02/15/2052, valued at $510,000,000); expected proceeds $508,251,250	4.830%	01/07/2025	01/13/2025	500,000,000	500,000,000
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/20/2024 (collateralized by a U.S. Treasury Note, 4.875% due 11/30/2025, valued at $204,000,037); expected proceeds $203,067,556 (c)	4.640%	01/17/2025	01/17/2025	$200,000,000	$200,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 11/19/2024 (collateralized by U.S. Treasury Notes, 0.750% - 0.875% due 09/30/2026 - 01/31/2028, valued at $204,000,022); expected proceeds $203,020,000 (c)	4.530%	01/17/2025	03/19/2025	200,000,000	200,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 11/21/2024 (collateralized by a U.S. Treasury Note, 3.500% due 01/31/2030, valued at $153,000,010); expected proceeds $152,275,000 (c)	4.550%	03/21/2025	03/21/2025	150,000,000	150,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Treasury Notes, 3.500% - 4.000% due 09/30/2026 - 02/15/2034, valued at $484,500,083); expected proceeds $475,117,431	4.450%	01/02/2025	01/02/2025	475,000,000	475,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by a U.S. Treasury Note, 2.250% due 08/15/2027, valued at $15,116,454); expected proceeds $14,823,664	4.450%	01/02/2025	01/02/2025	14,820,000	14,820,000
Agreement with Deutsche Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Treasury Bonds, 1.125% - 2.875% due 05/15/2040 - 02/15/2050, valued at $25,500,032); expected proceeds $25,006,181	4.450%	01/02/2025	01/02/2025	25,000,000	25,000,000
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by a U.S. Treasury Bond, 3.750% due 08/15/2041, valued at $2,200,519,521); expected proceeds $2,200,519,444	4.250%	01/02/2025	01/02/2025	2,200,000,000	2,200,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 10/30/2024 (collateralized by U.S. Treasury Bills, 0.000% due 03/06/2025 - 06/05/2025, U.S. Treasury Bonds, 2.250% - 6.750% due 08/15/2026 - 02/15/2052 and U.S. Treasury Notes, 1.125% - 5.000% due 02/28/2025 - 11/30/2031, valued at $510,000,030); expected proceeds $505,418,056 (c)	4.700%	01/21/2025	01/21/2025	500,000,000	500,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 11/18/2024 (collateralized by U.S. Treasury Bonds, 2.875% - 4.500% due 08/15/2039 - 11/15/2046 and U.S. Treasury Notes, 1.125% - 4.500% due 07/31/2026 - 02/28/2030, valued at $255,000,065); expected proceeds $252,459,722 (c)	4.600%	02/03/2025	02/03/2025	250,000,000	250,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/27/2024 (collateralized by U.S. Treasury Bills, 0.000% due 01/21/2025 - 09/04/2025, valued at $239,700,060); expected proceeds $235,202,426	4.430%	01/03/2025	01/03/2025	235,000,000	235,000,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/30/2024 (collateralized by U.S. Treasury Bills, 0.000% due 01/21/2025 - 12/26/2025, U.S. Treasury Bonds, 1.125% - 4.375% due 05/15/2040 - 11/15/2051 and U.S. Treasury Notes, 1.375% - 4.000% due 02/15/2025 - 05/15/2031, valued at $510,000,065); expected proceeds $500,247,778	4.460%	01/03/2025	01/03/2025	$500,000,000	$500,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by a U.S. Treasury Inflation Index Note, 0.375% due 07/15/2027, valued at $765,000,079); expected proceeds $750,185,417	4.450%	01/02/2025	01/02/2025	750,000,000	750,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Treasury Bills, 0.000% due 01/07/2025 - 10/30/2025, U.S. Treasury Bonds, 1.250% - 4.625% due 11/15/2040 - 08/15/2051 and U.S. Treasury Notes, 0.750% - 4.625% due 01/31/2025 - 08/15/2034, valued at $2,652,000,048); expected proceeds $2,600,644,222	4.460%	01/02/2025	01/02/2025	2,600,000,000	2,600,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Treasury Bills, 0.000% due 01/30/2025 - 10/02/2025, a U.S. Treasury Bond, 5.250% due 02/15/2029 and U.S. Treasury Notes, 0.250% - 4.250% due 01/31/2025 - 08/15/2031, valued at $362,100,017); expected proceeds $355,087,764	4.450%	01/02/2025	01/02/2025	355,000,000	355,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Treasury Bonds, 1.125% - 7.625% due 02/15/2025 - 05/15/2040 and U.S. Treasury Notes, 0.375% - 4.625% due 01/15/2025 - 02/15/2032, valued at $2,448,000,014); expected proceeds $2,400,594,667	4.460%	01/02/2025	01/02/2025	2,400,000,000	2,400,000,000
Agreement with Fixed Income Clearing Corp., dated 12/31/2024 (collateralized by a U.S. Treasury Note, 1.250% due 08/15/2031, valued at $508,590,595); expected proceeds $ 512,444,444	4.480%	01/02/2025	01/02/2025	500,000,000	500,000,000
Agreement with Fixed Income Clearing Corp., dated 12/31/2024 (collateralized by U.S. Treasury Notes, 1.375% – 4.625% due 10/31/2028 – 05/15/2043, valued at $2,039,191,888); expected proceeds $2,000,497,778	4.480%	01/02/2025	01/02/2025	2,000,000,000	2,000,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/26/2024 (collateralized by a U.S. Treasury Note, 4.250% due 12/31/2026 and U.S. Treasury Strips, 0.000% due 08/15/2039 - 11/15/2042, valued at $229,500,001); expected proceeds $225,197,750	4.520%	01/02/2025	01/02/2025	225,000,000	225,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by a U.S. Treasury Bond, 4.375% due 05/15/2041, a U.S. Treasury Inflation Index Bond, 0.875% due 02/15/2047, a U.S. Treasury Inflation Index Note, 2.125% due 04/15/2029, U.S. Treasury Notes, 3.375% - 4.500% due 03/31/2026 - 06/30/2029 and U.S. Treasury Strips, 0.000% due 02/15/2030 - 05/15/2051, valued at $999,600,001); expected proceeds $980,242,278	4.450%	01/02/2025	01/02/2025	980,000,000	980,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Treasury Strips, 0.000% due 02/15/2025 - 11/15/2030, valued at $209,100,000); expected proceeds $205,050,681	4.450%	01/02/2025	01/02/2025	$205,000,000	$205,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/10/2024 (collateralized by a U.S. Treasury Note, 4.500% due 12/31/2031, valued at $255,000,010); expected proceeds $250,914,583	4.390%	01/01/2025	01/07/2025	250,000,000	250,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by a U.S. Treasury Bond, 5.375% due 02/15/2031 and U.S. Treasury Notes, 3.375% - 4.250% due 02/28/2031 - 05/15/2033, valued at $102,000,074); expected proceeds $100,024,722	4.450%	01/02/2025	01/02/2025	100,000,000	100,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Treasury Bonds, 2.000% - 6.375% due 08/15/2027 - 11/15/2054, U.S. Treasury Inflation Index Bonds, 0.125% - 1.375% due 02/15/2044 - 02/15/2051, U.S. Treasury Inflation Index Notes, 0.125% - 1.750% due 04/15/2025 - 01/15/2034, U.S. Treasury Notes, 0.375% - 4.875% due 11/30/2025 - 02/15/2034 and a U.S. Treasury Strip, 0.000% due 02/15/2028, valued at $510,000,000); expected proceeds $500,123,611	4.450%	01/02/2025	01/02/2025	500,000,000	500,000,000
Agreement with Mitsubishi UFJ Securities, Inc., dated 12/31/2024 (collateralized by U.S. Treasury Notes, 0.375% – 6.750%, due 12/31/2025 – 08/15/2054, valued at $713,806,669); expected proceeds $700,173,444	4.460%	01/02/2025	01/02/2025	700,000,000	700,000,000
Agreement with National Australia Bank, Ltd., dated 12/31/2024 (collateralized by a U.S. Treasury Note, 4.250% due 12/31/2026, valued at $117,325,813); expected proceeds $115,028,558	4.470%	01/02/2025	01/02/2025	115,000,000	115,000,000
Agreement with Prudential Insurance Co., dated 12/31/2024 (collateralized by U.S. Treasury Notes, 2.250% – 4.250% due 08/15/2049 – 08/15/2054 and a U.S. Treasury Strip, 0.000% due 02/15/2030, valued at $128,315,263); expected proceeds $125,460,480	4.500%	01/02/2025	01/02/2025	125,429,123	125,429,123
Agreement with Prudential Insurance Co., dated 12/31/2024 (collateralized by U.S. Treasury Notes, 2.875% – 3.125% due 05/15/2032 – 08/15/2052 and U.S. Treasury Strips, 0.000% due 02/15/2030 – 11/15/2041, valued at $205,873,837); expected proceeds $200,998,615	4.500%	01/02/2025	01/02/2025	200,948,378	200,948,378
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Treasury Inflation Index Bonds, 0.750% - 1.375% due 02/15/2044 - 02/15/2045, U.S. Treasury Inflation Index Notes, 0.125% - 1.375% due 01/15/2027 - 07/15/2033 and U.S. Treasury Notes, 0.375% - 3.500% due 11/30/2025 - 02/15/2033, valued at $683,400,061); expected proceeds $670,165,639	4.450%	01/02/2025	01/02/2025	670,000,000	670,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Treasury Notes, 0.625% - 4.125% due 09/30/2026 - 08/15/2030, valued at $969,000,003); expected proceeds $950,234,861	4.450%	01/02/2025	01/02/2025	950,000,000	950,000,000
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Santander and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Treasury Bills, 0.000% due 01/23/2025 - 10/30/2025, U.S. Treasury Bonds, 1.375% - 6.125% due 08/15/2029 - 08/15/2054 and U.S. Treasury Notes, 0.875% - 5.000% due 03/15/2025 - 11/15/2034, valued at $1,020,000,073); expected proceeds $1,000,247,222	4.450%	01/02/2025	01/02/2025	$1,000,000,000	$1,000,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 10/15/2024 (collateralized by a U.S. Treasury Note, 4.500% due 12/31/2031, valued at $122,400,045); expected proceeds $121,880,000 (c)	4.700%	02/12/2025	02/12/2025	120,000,000	120,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 10/25/2024 (collateralized by a U.S. Treasury Note, 4.500% due 12/31/2031, valued at $117,300,085); expected proceeds $116,354,125 (c)	4.710%	01/23/2025	01/23/2025	115,000,000	115,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 11/14/2024 (collateralized by a U.S. Treasury Note, 4.000% due 07/31/2029, valued at $193,800,021); expected proceeds $192,170,750 (c)	4.570%	02/12/2025	02/12/2025	190,000,000	190,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 11/26/2024 (collateralized by U.S. Treasury Notes, 4.000% due 07/31/2029 - 02/15/2034, valued at $255,000,092); expected proceeds $253,816,667 (c)	4.580%	03/26/2025	03/26/2025	250,000,000	250,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by a U.S. Treasury Note, 2.875% due 04/30/2029, valued at $13,132,516); expected proceeds $12,878,183	4.450%	01/02/2025	01/02/2025	12,875,000	12,875,000
Agreement with Standard Chartered Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Treasury Bonds, 3.000% - 3.875% due 02/15/2043 - 05/15/2047, U.S. Treasury Inflation Index Bonds, 1.000% - 3.625% due 04/15/2028 - 02/15/2046, U.S. Treasury Inflation Index Notes, 0.125% - 0.625% due 01/15/2026 - 07/15/2032 and U.S. Treasury Notes, 0.375% - 4.875% due 06/15/2025 - 02/15/2031, valued at $836,400,012); expected proceeds $820,202,722	4.450%	01/02/2025	01/02/2025	820,000,000	820,000,000
Agreement with Toronto Dominion Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Treasury Notes, 4.250% - 4.625% due 12/31/2026 - 04/30/2029, valued at $209,100,086); expected proceeds $205,050,681	4.450%	01/02/2025	01/02/2025	205,000,000	205,000,000
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Treasury Bills, 0.000% due 01/09/2025 - 10/30/2025, U.S. Treasury Bonds, 1.250% - 6.750% due 08/15/2026 - 05/15/2050, U.S. Treasury Inflation Index Bonds, 0.125% - 3.375% due 01/15/2026 - 02/15/2053, U.S. Treasury Inflation Index Notes, 0.125% - 2.375% due 04/15/2025 - 07/15/2034, U.S. Treasury Notes, 0.250% - 4.625% due 04/30/2025 - 06/30/2031 and U.S. Treasury Strips, 0.000% due 02/15/2025 - 11/15/2052, valued at $127,500,006); expected proceeds $125,030,903	4.450%	01/02/2025	01/02/2025	125,000,000	125,000,000
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Treasury Inflation Index Bonds, 0.125% - 3.875% due 01/15/2025 - 02/15/2054 and U.S. Treasury Inflation Index Notes, 0.125% - 2.375% due 01/15/2025 - 01/15/2034, valued at $510,126,180); expected proceeds $500,123,611	4.450%	01/02/2025	01/02/2025	$500,000,000	$500,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					24,578,769,501
TOTAL INVESTMENTS (d)(e)–95.3%					53,860,625,545
Other Assets in Excess of Liabilities —4.7%					2,654,783,412
NET ASSETS –100.0%					$56,515,408,957
(a)	When-issued security.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $1,975,000,000 or 3.5% of net assets as of December 31, 2024.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

ASSETS
Investments in unaffiliated issuers, at value and amortized cost.	$29,281,856,044
Repurchase agreements, at value and amortized cost	24,578,769,501
Total Investments	53,860,625,545
Cash	2,741,025,579
Interest receivable — unaffiliated issuers	63,210,704
Other receivable	659,290
Prepaid expenses and other assets	7,519
TOTAL ASSETS	56,665,528,637
LIABILITIES
Payable for investments purchased	146,864,292
Advisory and administrator fee payable	2,318,082
Custody, sub-administration and transfer agent fees payable	785,061
Trustees’ fees and expenses payable	4,181
Professional fees payable	61,833
Printing fees payable	22,443
Accrued expenses and other liabilities	63,788
TOTAL LIABILITIES	150,119,680
NET ASSETS	$56,515,408,957
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2024

INVESTMENT INCOME
Interest income — unaffiliated issuers	2,587,484,914
EXPENSES
Advisory and administrator fee	24,905,996
Custodian, sub-administrator and transfer agent fees	2,994,502
Trustees’ fees and expenses	306,544
Professional fees	341,311
Printing and postage fees	65,411
Insurance expense	14,158
Miscellaneous expenses	101,841
TOTAL EXPENSES	28,729,763
NET INVESTMENT INCOME (LOSS)	$2,558,755,151
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(61,195)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$2,558,693,956
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/24	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,558,755,151	$1,870,955,642
Net realized gain (loss)	(61,195)	1,798
Net increase (decrease) in net assets resulting from operations	2,558,693,956	1,870,957,440
CAPITAL TRANSACTIONS
Contributions	217,367,694,672	149,191,392,523
Withdrawals	(209,524,911,840)	(148,635,513,106)
Net increase (decrease) in net assets from capital transactions	7,842,782,832	555,879,417
Net increase (decrease) in net assets during the period	10,401,476,788	2,426,836,857
Net assets at beginning of period	46,113,932,169	43,687,095,312
NET ASSETS AT END OF PERIOD	$56,515,408,957	$46,113,932,169
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Total return (a)	5.30%	5.17%	1.65%	0.01%	0.46%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$56,515,409	$46,113,932	$43,687,095	$27,061,311	$28,049,358
Ratios to average net assets:
Total expenses	0.06%	0.06%	0.06%	0.06%	0.06%
Net investment income (loss)	5.14%	5.01%	1.91%	0.01%	0.41%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2024

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2024, the Trust consists of five (5) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Plus Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. The Portfolio is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments held by it.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
The Portfolio has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Portfolio’s investments in accordance with its investment objective. The Portfolio’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Portfolio’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Portfolio’s Total Return is utilized by the CODM to compare results, including the impact of the Portfolio’s costs, to the Portfolio’s competitors and to the Portfolio’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board” and each member thereof, a “Trustee”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
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STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
4.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2024, the Portfolio had invested in repurchase agreements with the gross values of $24,578,769,501 and associated collateral equal to $25,025,509,255.
5.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact a Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that a Portfolio will be able to avoid a negative yield.
There were no reimbursements for the year ended December 31, 2024.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
6.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
8.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk).Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those
14

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy;overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market,credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of a Beneficial Interest in State Street Treasury Plus Money Market Portfolio and the Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Treasury Plus Money Market Portfolio (the “Portfolio”) (one of the series constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2024, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting State Street Master Funds) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and in accordance with the relevant ethical requirements relating to our audit.
We conducted our audits in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 24, 2025
16

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
Proxy Disclosure for Open-End Management Investment Companies
December 31, 2024

Proposed Trustee	Shares For	Shares Withheld
Patrick J. Riley	263,190,618,098.278	2,289,327,786.304
Donna M. Rapaccioli	262,111,997,738.562	3,367,948,146.020
Margaret K. McLaughlin	262,686,036,285.117	2,793,909,599.465
George M. Pereira	261,577,166,126.512	3,902,779,758.070
Mark E. Swanson	263,997,464,067.113	1,482,481,817.469
Jeanne LaPorta	264,404,806,966.210	1,075,138,918.372
18

Annual Financial Statements and Other Information
December 31, 2024
State Street Institutional Investment Trust
State Street Aggregate Bond Index Fund
State Street Global All Cap Equity ex-U.S. Index Fund
State Street Small/Mid Cap Equity Index Fund
State Street Aggregate Bond Index Portfolio
State Street Global All Cap Equity ex-U.S. Index Portfolio
State Street Small/Mid Cap Equity Index Portfolio
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-647-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not applicable

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2024

	State Street Aggregate Bond Index Fund	State Street Global All Cap Equity ex-U.S. Index Fund	State Street Small/Mid Cap Equity Index Fund
ASSETS
Investment in corresponding affiliated Portfolio, at value*	$1,558,169,804	$2,344,093,023	$642,509,160
Receivable for investments sold	—	—	2,055,902
Receivable for fund shares sold	4,069,433	3,290,094	220,151
Receivable from Adviser	191,700	459,453	71,553
Prepaid expenses and other assets	1,127	2,154	739
TOTAL ASSETS	1,562,432,064	2,347,844,724	644,857,505
LIABILITIES
Payable for investments purchased	2,300,668	2,663,018	—
Payable for fund shares repurchased	1,744,228	581,796	2,272,259
Advisory fee payable	32,793	119,634	17,095
Custodian fees payable	9,136	9,130	9,127
Administration fees payable	65,585	99,696	28,491
Distribution fees payable	2,628	3,302	8,610
Transfer agent fees payable	31,428	26,371	12,746
Sub-transfer agent fee payable	10,538	9,423	9,796
Registration and filing fees payable	39,235	31,955	5,327
Professional fees payable	29,027	25,525	28,401
Printing and postage fees payable	11,079	19,379	6,588
Distribution payable	163	—	—
Accrued expenses and other liabilities	276	291,910	288
TOTAL LIABILITIES	4,276,784	3,881,139	2,398,728
NET ASSETS	$1,558,155,280	$2,343,963,585	$642,458,777
NET ASSETS CONSIST OF:
Paid-in capital	$1,682,358,732	$2,348,837,202	$588,618,641
Total distributable earnings (loss)	(124,203,452)	(4,873,617)	53,840,136
NET ASSETS	$1,558,155,280	$2,343,963,585	$642,458,777
Class A
Net Assets	$12,374,564	$15,359,439	$38,729,332
Shares Outstanding	145,573	150,609	128,125
Net asset value, offering and redemption price per share	$85.01	$101.98	$302.28
Maximum sales charge	3.75%	5.25%	5.25%
Maximum offering price per share	$88.32	$107.63	$319.03
Class I
Net Assets	$6,823,704	$5,240,371	$9,128,822
Shares Outstanding	80,433	51,372	30,194
Net asset value, offering and redemption price per share	$84.84	$102.01	$302.34
Class K
Net Assets	$1,538,957,012	$2,323,363,775	$594,600,623
Shares Outstanding	18,170,479	22,726,924	1,966,579
Net asset value, offering and redemption price per share	$84.70	$102.23	$302.35
COST OF INVESTMENTS:
*Investment in corresponding affiliated Portfolio, at cost	$1,624,288,627	$2,344,234,244	$606,119,460
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

	State Street Aggregate Bond Index Fund	State Street Global All Cap Equity ex-U.S. Index Fund	State Street Small/Mid Cap Equity Index Fund
INVESTMENT INCOME
Dividend income from corresponding affiliated Portfolio	$37,852,572	$69,816,409	$13,848,478
EXPENSES
Advisory fee	176,855	1,025,865	128,367
Administration fees	485,320	854,888	296,670
Sub-transfer agent fee
Class A	10,990	26,538	26,637
Class I	4,547	2,733	7,000
Distribution fees
Class A	34,144	38,423	90,247
Custodian fees	36,365	36,329	36,342
Trustees’ fees and expenses	21,000	21,000	21,000
Transfer agent fees	172,246	144,358	56,512
Registration and filing fees	98,104	94,148	62,252
Professional fees and expenses	21,959	45,379	20,381
Printing and postage fees	44,681	50,151	37,024
Insurance expense	2,364	4,347	1,510
Miscellaneous expenses	5,510	1,108,332	4,299
TOTAL EXPENSES	1,114,085	3,452,491	788,241
Expenses waived/reimbursed by the Adviser	(1,088,471)	(3,032,584)	(557,350)
NET EXPENSES	25,614	419,907	230,891
NET INVESTMENT INCOME (LOSS)	$37,826,958	$69,396,502	$13,617,587
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment in corresponding affiliated Portfolio	(14,003,104)	24,457,917	(3,487,404)
Capital gain distributions from corresponding affiliated Portfolio	—	—	22,099,386
Net realized gain (loss)	(14,003,104)	24,457,917	18,611,982
Net change in unrealized appreciation/depreciation on:
Investments in corresponding affiliated Portfolio	(14,239,982)	(30,329,010)	63,851,494
NET REALIZED AND UNREALIZED GAIN (LOSS)	(28,243,086)	(5,871,093)	82,463,476
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$9,583,872	$63,525,409	$96,081,063
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Aggregate Bond Index Fund		State Street Global All Cap Equity ex-U.S. Index Fund		State Street Small/Mid Cap Equity Index Fund
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/24	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$37,826,958	$23,979,571	$69,396,502	$41,986,854	$13,617,587	$7,204,223
Net realized gain (loss)	(14,003,104)	(17,530,365)	24,457,917	6,733,496	18,611,982	2,045,512
Net change in unrealized appreciation/depreciation	(14,239,982)	33,768,446	(30,329,010)	138,437,346	63,851,494	95,136,555
Net increase (decrease) in net assets resulting from operations	9,583,872	40,217,652	63,525,409	187,157,696	96,081,063	104,386,290
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(443,693)	(421,890)	(594,117)	(349,625)	(682,929)	(665,443)
Class I	(337,651)	(272,176)	(222,133)	(148,261)	(181,379)	(221,158)
Class K	(37,068,869)	(23,275,760)	(98,781,502)	(41,962,414)	(12,404,818)	(11,843,375)
Total distributions to shareholders	(37,850,213)	(23,969,826)	(99,597,752)	(42,460,300)	(13,269,126)	(12,729,976)
Class A	—	—	—	—	—	(19,582)
Class I	—	—	—	—	—	(7,048)
Class K	—	—	—	—	—	(396,426)
Total return of capital	—	—	—	—	—	(423,056)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class A
Proceeds from sale of shares sold	2,987,769	4,545,461	5,005,986	3,589,092	9,946,311	4,588,619
Reinvestment of distributions	372,100	351,669	594,117	349,625	675,574	673,328
Cost of shares redeemed	(5,537,115)	(4,767,109)	(4,325,320)	(3,233,416)	(10,024,155)	(7,834,108)
Net increase (decrease) from capital share transactions	(2,177,246)	130,021	1,274,783	705,301	597,730	(2,572,161)
Class I
Proceeds from sale of shares sold	1,988,990	10,473,288	208,699	7,700,015	2,677,276	2,527,565
Reinvestment of distributions	84,831	97,543	222,133	148,261	181,379	228,206
Cost of shares redeemed	(7,561,466)	(5,232,306)	(429,943)	(3,542,437)	(4,828,168)	(2,669,629)
Net increase (decrease) from capital share transactions	(5,487,645)	5,338,525	889	4,305,839	(1,969,513)	86,142
Class K
Proceeds from sale of shares sold	957,681,134	345,446,504	1,123,498,742	354,976,580	152,542,516	143,304,888
Reinvestment of distributions	36,347,380	22,851,365	97,318,380	40,157,645	11,870,845	11,746,241
Cost of shares redeemed	(216,961,487)	(182,273,085)	(312,943,013)	(211,766,132)	(135,741,177)	(78,864,762)
Net increase (decrease) from capital share transactions	777,067,027	186,024,784	907,874,109	183,368,093	28,672,184	76,186,367
Net increase (decrease) in net assets from beneficial interest transactions	769,402,136	191,493,330	909,149,781	188,379,233	27,300,401	73,700,348
Net increase (decrease) in net assets during the period	741,135,795	207,741,156	873,077,438	333,076,629	110,112,338	164,933,606
Net assets at beginning of period	817,019,485	609,278,329	1,470,886,147	1,137,809,518	532,346,439	367,412,833
NET ASSETS AT END OF PERIOD	$1,558,155,280	$817,019,485	$2,343,963,585	$1,470,886,147	$642,458,777	$532,346,439
SHARES OF BENEFICIAL INTEREST:
Class A
Shares sold	34,604	53,192	46,381	37,030	35,441	19,562
Reinvestment of distributions	4,325	4,140	5,795	3,496	2,182	2,532
Shares redeemed	(64,082)	(55,787)	(39,802)	(33,345)	(35,091)	(33,342)
Net increase (decrease) from share transactions	(25,153)	1,545	12,374	7,181	2,532	(11,248)
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	State Street Aggregate Bond Index Fund		State Street Global All Cap Equity ex-U.S. Index Fund		State Street Small/Mid Cap Equity Index Fund
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/24	Year Ended 12/31/23
Class I
Shares sold	23,236	124,727	1,904	77,387	9,404	11,109
Reinvestment of distributions	998	1,165	2,166	1,482	586	858
Shares redeemed	(88,933)	(61,759)	(3,953)	(36,331)	(17,474)	(11,649)
Net increase (decrease) from share transactions	$(64,699)	$64,133	$117	$42,538	$(7,484)	$318
Class K
Shares sold	11,176,791	4,047,736	10,418,893	3,637,379	538,757	619,672
Reinvestment of distributions	423,877	269,746	947,045	400,575	38,329	44,155
Shares redeemed	(2,533,988)	(2,147,611)	(2,912,897)	(2,185,809)	(468,776)	(334,567)
Net increase (decrease) from share transactions	9,066,680	2,169,871	8,453,041	1,852,145	108,310	329,260
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class A
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)
Net asset value, beginning of period	$86.99	$85.06	$100.32	$105.53	$101.10
Income (loss) from investment operations:
Net investment income (loss) (b)	2.86	2.37	1.79	1.45	2.18
Net realized and unrealized gain (loss)	(1.99)	1.91	(15.40)	(3.79)	5.10
Total from investment operations	0.87	4.28	(13.61)	(2.34)	7.28
Contribution from affiliates	—	—	0.06	—	—
Distributions to shareholders from:
Net investment income	(2.85)	(2.35)	(1.70)	(1.44)	(2.06)
Net realized gains	—	(0.00)(c)	(0.01)	(1.43)	(0.79)
Total distributions	(2.85)	(2.35)	(1.71)	(2.87)	(2.85)
Net asset value, end of period	$85.01	$86.99	$85.06	$100.32	$105.53
Total return (d)	1.01%	5.14%	(13.57)%(e)	(2.22)%	7.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,375	$14,851	$14,390	$10,742	$11,200
Ratios to Average Net Assets:
Total expenses (f)	0.45%	0.57%	0.58%	0.58%	0.66%
Net expenses (f)	0.34%	0.45%	0.45%	0.47%	0.48%
Net investment income (loss)	3.32%	2.78%	2.01%	1.41%	2.08%
Portfolio turnover rate (g)	16%	14%	21%	21%	37%
(a)	After the close of trading on April 17, 2020, the State Street Aggregate Bond Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	If the Adviser had not made a contribution during the year ended December 31, 2022, the total return would have been (13.63)%.
(f)	Ratio does not include the expenses of the corresponding Portfolio.
(g)	Portfolio turnover rate is from the corresponding Portfolio.
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)
Net asset value, beginning of period	$86.73	$84.81	$100.03	$105.23	$100.80
Income (loss) from investment operations:
Net investment income (loss) (b)	3.11	2.79	1.94	1.69	2.38
Net realized and unrealized gain (loss)	(1.95)	1.69	(15.29)	(3.77)	5.20
Total from investment operations	1.16	4.48	(13.35)	(2.08)	7.58
Contribution from affiliates	—	—	0.06	—	—
Distributions to shareholders from:
Net investment income	(3.05)	(2.56)	(1.92)	(1.69)	(2.36)
Net realized gains	—	(0.00)(c)	(0.01)	(1.43)	(0.79)
Total distributions	(3.05)	(2.56)	(1.93)	(3.12)	(3.15)
Net asset value, end of period	$84.84	$86.73	$84.81	$100.03	$105.23
Total return (d)	1.35%	5.40%	(13.36)%(e)	(1.97)%	7.57%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,824	$12,588	$6,870	$7,160	$8,073
Ratios to Average Net Assets:
Total expenses (f)	0.16%	0.32%	0.33%	0.33%	0.41%
Net expenses (f)	0.05%	0.20%	0.20%	0.22%	0.23%
Net investment income (loss)	3.62%	3.31%	2.16%	1.65%	2.27%
Portfolio turnover rate (g)	16%	14%	21%	21%	37%
(a)	After the close of trading on April 17, 2020, the State Street Aggregate Bond Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	If the Adviser had not made a contribution during the year ended December 31, 2022, the total return would have been (13.42)%.
(f)	Ratio does not include the expenses of the corresponding Portfolio.
(g)	Portfolio turnover rate is from the corresponding Portfolio.
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)
Net asset value, beginning of period	$86.73	$84.80	$100.01	$105.20	$100.80
Income (loss) from investment operations:
Net investment income (loss) (b)	3.34	2.77	2.13	1.92	2.59
Net realized and unrealized gain (loss)	(2.19)	1.88	(15.30)	(3.79)	5.20
Total from investment operations	1.15	4.65	(13.17)	(1.87)	7.79
Contribution from affiliates	—	—	0.06	—	—
Distributions to shareholders from:
Net investment income	(3.18)	(2.72)	(2.09)	(1.89)	(2.60)
Net realized gains	—	(0.00)(c)	(0.01)	(1.43)	(0.79)
Total distributions	(3.18)	(2.72)	(2.10)	(3.32)	(3.39)
Net asset value, end of period	$84.70	$86.73	$84.80	$100.01	$105.20
Total return (d)	1.34%	5.61%	(13.19)%(e)	(1.77)%	7.79%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,538,957	$789,581	$588,019	$621,039	$362,294
Ratios to Average Net Assets:
Total expenses (f)	0.12%	0.12%	0.13%	0.13%	0.21%
Net expenses (f)	0.00%(g)	0.00%(g)	0.00%(g)	0.02%	0.03%
Net investment income (loss)	3.90%	3.26%	2.38%	1.88%	2.47%
Portfolio turnover rate (h)	16%	14%	21%	21%	37%
(a)	After the close of trading on April 17, 2020, the State Street Aggregate Bond Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	If the Adviser had not made a contribution during the year ended December 31, 2022, the total return would have been (13.25)%.
(f)	Ratio does not include the expenses of the corresponding Portfolio.
(g)	Amount is less than 0.005%.
(h)	Portfolio turnover rate is from the corresponding Portfolio.
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class A
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)
Net asset value, beginning of period	$101.47	$90.38	$111.26	$107.01	$98.00
Income (loss) from investment operations:
Net investment income (loss) (b)	2.72	2.53	1.73	2.53	1.63
Net realized and unrealized gain (loss)	1.89	11.13	(20.44)	5.89	8.74
Total from investment operations	4.61	13.66	(18.71)	8.42	10.37
Distributions to shareholders from:
Net investment income	(2.73)	(2.51)	(1.76)	(2.40)	(1.34)
Net realized gains	(1.37)	(0.06)	(0.41)	(1.77)	(0.02)
Total distributions	(4.10)	(2.57)	(2.17)	(4.17)	(1.36)
Net asset value, end of period	$101.98	$101.47	$90.38	$111.26	$107.01
Total return (c)	4.53%	15.15%	(16.83)%	7.88%	10.47%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$15,359	$14,026	$11,845	$12,507	$9,413
Ratios to Average Net Assets:
Total expenses (d)	0.62%	0.64%	0.63%	0.63%	0.70%
Net expenses (d)	0.44%	0.47%	0.47%	0.46%	0.46%
Net investment income (loss)	2.55%	2.61%	1.82%	2.21%	1.79%
Portfolio turnover rate (e)	1%	1%	2%	2%	2%
(a)	After the close of trading on April 17, 2020, the State Street Global All Cap Equity ex-U.S. Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Portfolio turnover rate is from the corresponding Portfolio.
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)
Net asset value, beginning of period	$101.51	$90.44	$111.37	$107.12	$98.10
Income (loss) from investment operations:
Net investment income (loss) (b)	3.08	6.17	2.11	2.87	1.26
Net realized and unrealized gain (loss)	1.94	7.88	(20.57)	5.91	9.44
Total from investment operations	5.02	14.05	(18.46)	8.78	10.70
Distributions to shareholders from:
Net investment income	(3.15)	(2.92)	(2.06)	(2.76)	(1.66)
Net realized gains	(1.37)	(0.06)	(0.41)	(1.77)	(0.02)
Total distributions	(4.52)	(2.98)	(2.47)	(4.53)	(1.68)
Net asset value, end of period	$102.01	$101.51	$90.44	$111.37	$107.12
Total return (c)	4.92%	15.58%	(16.58)%	8.21%	10.91%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,240	$5,203	$788	$676	$419
Ratios to Average Net Assets:
Total expenses (d)	0.25%	0.24%	0.33%	0.32%	0.40%
Net expenses (d)	0.07%	0.07%	0.17%	0.16%	0.16%
Net investment income (loss)	2.88%	6.38%	2.23%	2.50%	1.37%
Portfolio turnover rate (e)	1%	1%	2%	2%	2%
(a)	After the close of trading on April 17, 2020, the State Street Global All Cap Equity ex-U.S. Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Portfolio turnover rate is from the corresponding Portfolio.
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)
Net asset value, beginning of period	$101.70	$90.58	$111.50	$107.24	$98.20
Income (loss) from investment operations:
Net investment income (loss) (b)	4.37	3.15	2.23	3.41	2.49
Net realized and unrealized gain (loss)	0.72	11.00	(20.57)	5.54	8.40
Total from investment operations	5.09	14.15	(18.34)	8.95	10.89
Distributions to shareholders from:
Net investment income	(3.19)	(2.97)	(2.17)	(2.92)	(1.83)
Net realized gains	(1.37)	(0.06)	(0.41)	(1.77)	(0.02)
Total distributions	(4.56)	(3.03)	(2.58)	(4.69)	(1.85)
Net asset value, end of period	$102.23	$101.70	$90.58	$111.50	$107.24
Total return (c)	4.98%	15.67%	(16.45)%	8.36%	11.08%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,323,364	$1,451,657	$1,125,177	$1,136,787	$795,026
Ratios to Average Net Assets:
Total expenses (d)	0.20%	0.19%	0.18%	0.18%	0.25%
Net expenses (d)	0.02%	0.02%	0.02%	0.01%	0.01%
Net investment income (loss)	4.08%	3.24%	2.35%	2.97%	2.70%
Portfolio turnover rate (e)	1%	1%	2%	2%	2%
(a)	After the close of trading on April 17, 2020, the State Street Global All Cap Equity ex-U.S. Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Portfolio turnover rate is from the corresponding Portfolio.
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class A
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)
Net asset value, beginning of period	$263.26	$215.67	$338.94	$330.61	$253.40
Income (loss) from investment operations:
Net investment income (loss) (b)	5.55	2.47	2.63	10.39	2.82
Net realized and unrealized gain (loss)	38.83	50.64	(90.34)	29.12	77.73
Total from investment operations	44.38	53.11	(87.71)	39.51	80.55
Contribution from affiliates	—	—	0.17	—	—
Distributions to shareholders from:
Net investment income	(5.36)	(3.02)	(2.60)	(10.62)	(0.71)
Net realized gains	—	(2.34)	(33.13)	(20.56)	(2.63)
Return of capital	—	(0.16)	—	—	—
Total distributions	(5.36)	(5.52)	(35.73)	(31.18)	(3.34)
Net asset value, end of period	$302.28	$263.26	$215.67	$338.94	$330.61
Total return (c)	16.81%	24.60%	(25.74)%(d)	11.95%	31.79%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$38,729	$33,064	$29,512	$44,290	$25,877
Ratios to Average Net Assets:
Total expenses (e)	0.44%	0.58%	0.59%	0.60%	0.69%
Net expenses (e)	0.35%	0.47%	0.47%	0.49%	0.50%
Net investment income (loss)	1.96%	1.05%	0.95%	2.82%	1.12%
Portfolio turnover rate (f)	24%	24%	19%	28%	52%
(a)	After the close of trading on April 17, 2020, the State Street Small/Mid Cap Equity Index Fund underwent a 1-for-20 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the affiliates had not made a contribution during the year ended December 31, 2022, the total return would have been (25.80)%.
(e)	Ratio does not include the expenses of the corresponding Portfolio.
(f)	Portfolio turnover rate is from the corresponding Portfolio.
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)
Net asset value, beginning of period	$263.30	$215.69	$338.99	$330.66	$253.40
Income (loss) from investment operations:
Net investment income (loss) (b)	6.09	3.24	3.58	9.73	3.20
Net realized and unrealized gain (loss)	39.08	50.56	(90.69)	30.71	78.24
Total from investment operations	45.17	53.80	(87.11)	40.44	81.44
Contribution from affiliates	—	—	0.17	—	—
Distributions to shareholders from:
Net investment income	(6.13)	(3.66)	(3.23)	(11.55)	(1.55)
Net realized gains	—	(2.34)	(33.13)	(20.56)	(2.63)
Return of capital	—	(0.19)	—	—	—
Total distributions	(6.13)	(6.19)	(36.36)	(32.11)	(4.18)
Net asset value, end of period	$302.34	$263.30	$215.69	$338.99	$330.66
Total return (c)	17.10%	24.92%	(25.56)%(d)	12.22%	32.15%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$9,129	$9,921	$8,058	$11,663	$7,400
Ratios to Average Net Assets:
Total expenses (e)	0.20%	0.33%	0.34%	0.35%	0.44%
Net expenses (e)	0.11%	0.22%	0.22%	0.24%	0.25%
Net investment income (loss)	2.15%	1.37%	1.31%	2.65%	1.28%
Portfolio turnover rate (f)	24%	24%	19%	28%	52%
(a)	After the close of trading on April 17, 2020, the State Street Small/Mid Cap Equity Index Fund underwent a 1-for-20 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the affiliates had not made a contribution during the year ended December 31, 2022, the total return would have been (25.62)%.
(e)	Ratio does not include the expenses of the corresponding Portfolio.
(f)	Portfolio turnover rate is from the corresponding Portfolio.
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)
Net asset value, beginning of period	$263.34	$215.72	$339.03	$330.71	$253.40
Income (loss) from investment operations:
Net investment income (loss) (b)	6.56	3.97	4.39	12.44	7.44
Net realized and unrealized gain (loss)	38.86	50.38	(91.00)	28.74	74.73
Total from investment operations	45.42	54.35	(86.61)	41.18	82.17
Contribution from affiliates	—	—	0.17	—	—
Distributions to shareholders from:
Net investment income	(6.41)	(4.17)	(3.74)	(12.30)	(2.23)
Net realized gains	—	(2.34)	(33.13)	(20.56)	(2.63)
Return of capital	—	(0.22)	—	—	—
Total distributions	(6.41)	(6.73)	(36.87)	(32.86)	(4.86)
Net asset value, end of period	$302.35	$263.34	$215.72	$339.03	$330.71
Total return (c)	17.19%	25.17%	(25.41)%(d)	12.45%	32.44%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$594,601	$489,362	$329,843	$354,408	$216,700
Ratios to Average Net Assets:
Total expenses (e)	0.12%	0.13%	0.14%	0.15%	0.24%
Net expenses (e)	0.03%	0.02%	0.02%	0.04%	0.05%
Net investment income (loss)	2.31%	1.68%	1.60%	3.38%	2.91%
Portfolio turnover rate (f)	24%	24%	19%	28%	52%
(a)	After the close of trading on April 17, 2020, the State Street Small/Mid Cap Equity Index Fund underwent a 1-for-20 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the affiliates had not made a contribution during the year ended December 31, 2022, the total return would have been (25.47)%.
(e)	Ratio does not include the expenses of the corresponding Portfolio.
(f)	Portfolio turnover rate is from the corresponding Portfolio.
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2024

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 24.1%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc.:
2.40%, 3/1/2031	$100,000	$85,121
3.38%, 3/1/2041	70,000	51,745
4.65%, 10/1/2028	10,000	9,909
5.38%, 6/15/2033	140,000	138,841
5.40%, 10/1/2048 (b)	25,000	23,533
Omnicom Group, Inc.:
2.45%, 4/30/2030	100,000	87,825
2.60%, 8/1/2031	200,000	170,808
5.30%, 11/1/2034 (b)	200,000	197,062
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 4/15/2026	100,000	98,596
		863,440
AEROSPACE & DEFENSE — 0.5%
Boeing Co.:
2.20%, 2/4/2026	1,400,000	1,357,468
2.75%, 2/1/2026	550,000	536,519
2.95%, 2/1/2030	50,000	44,608
3.25%, 2/1/2028	50,000	47,080
3.25%, 3/1/2028	25,000	23,475
3.38%, 6/15/2046	25,000	16,164
3.50%, 3/1/2039	250,000	185,272
3.55%, 3/1/2038	165,000	124,715
3.63%, 2/1/2031	30,000	27,235
3.65%, 3/1/2047	100,000	67,097
3.75%, 2/1/2050	50,000	34,052
3.83%, 3/1/2059 (b)	250,000	161,845
5.04%, 5/1/2027	150,000	150,358
5.15%, 5/1/2030	1,200,000	1,184,280
5.71%, 5/1/2040	150,000	142,851
5.81%, 5/1/2050	200,000	185,660
5.93%, 5/1/2060	150,000	138,252
6.26%, 5/1/2027	385,000	394,009
6.30%, 5/1/2029	125,000	129,610
6.39%, 5/1/2031 (b)	55,000	57,503
6.53%, 5/1/2034	430,000	450,446
6.86%, 5/1/2054 (b)	695,000	738,952
7.01%, 5/1/2064	1,075,000	1,143,069
GE Capital Funding LLC 4.55%, 5/15/2032	200,000	192,460
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	500,000	461,160
General Dynamics Corp.:
1.15%, 6/1/2026	35,000	33,459
2.25%, 6/1/2031	45,000	38,423
2.85%, 6/1/2041	790,000	564,250
3.63%, 4/1/2030	100,000	94,413
4.25%, 4/1/2050	60,000	49,514
Howmet Aerospace, Inc. 4.85%, 10/15/2031	150,000	147,255
Security Description	Principal Amount	Value
L3Harris Technologies, Inc.:
2.90%, 12/15/2029	$15,000	$13,573
3.85%, 12/15/2026	50,000	49,209
4.40%, 6/15/2028	100,000	98,286
5.35%, 6/1/2034	800,000	798,392
5.40%, 1/15/2027	1,000,000	1,012,000
5.40%, 7/31/2033	250,000	249,380
5.50%, 8/15/2054	100,000	96,041
5.60%, 7/31/2053	75,000	72,749
Lockheed Martin Corp.:
1.85%, 6/15/2030	395,000	338,132
3.55%, 1/15/2026	50,000	49,503
3.60%, 3/1/2035	50,000	43,888
3.90%, 6/15/2032	70,000	65,048
4.15%, 6/15/2053	500,000	399,725
4.70%, 12/15/2031	40,000	39,390
4.70%, 5/15/2046	110,000	98,179
5.20%, 2/15/2055	75,000	70,787
5.25%, 1/15/2033 (b)	500,000	505,515
5.70%, 11/15/2054	500,000	509,550
5.90%, 11/15/2063	500,000	520,200
Northrop Grumman Corp.:
3.25%, 1/15/2028	150,000	143,337
4.03%, 10/15/2047	100,000	78,743
4.70%, 3/15/2033	205,000	198,788
4.75%, 6/1/2043	25,000	22,434
4.95%, 3/15/2053	515,000	460,395
5.20%, 6/1/2054	750,000	696,930
RTX Corp.:
1.90%, 9/1/2031	125,000	102,227
2.25%, 7/1/2030 (b)	700,000	608,314
2.38%, 3/15/2032	750,000	622,807
2.82%, 9/1/2051	200,000	121,284
3.13%, 5/4/2027	200,000	192,986
3.13%, 7/1/2050	200,000	130,950
3.50%, 3/15/2027	136,000	132,584
4.13%, 11/16/2028	60,000	58,433
4.35%, 4/15/2047	450,000	369,180
4.45%, 11/16/2038	20,000	17,809
4.50%, 6/1/2042	100,000	86,639
4.63%, 11/16/2048	35,000	29,771
5.38%, 2/27/2053	600,000	568,614
5.75%, 11/8/2026	350,000	356,279
6.00%, 3/15/2031	350,000	367,178
6.40%, 3/15/2054	1,000,000	1,086,590
		20,403,273
AGRICULTURE — 0.3%
Altria Group, Inc.:
2.45%, 2/4/2032	250,000	205,620
3.40%, 2/4/2041	550,000	397,111
3.88%, 9/16/2046	100,000	72,179
4.40%, 2/14/2026	117,000	116,488
4.45%, 5/6/2050	500,000	386,860
4.50%, 5/2/2043	25,000	20,409
4.80%, 2/14/2029	1,040,000	1,028,342

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
5.80%, 2/14/2039	$285,000	$281,660
5.95%, 2/14/2049 (b)	75,000	73,485
6.20%, 11/1/2028	500,000	519,845
Archer-Daniels-Midland Co.:
2.90%, 3/1/2032	115,000	99,376
3.25%, 3/27/2030	250,000	230,777
4.50%, 8/15/2033	500,000	475,870
BAT Capital Corp.:
2.26%, 3/25/2028	525,000	482,449
2.73%, 3/25/2031	50,000	43,169
3.22%, 9/6/2026	100,000	97,451
3.46%, 9/6/2029	100,000	93,122
3.56%, 8/15/2027	100,000	96,760
3.98%, 9/25/2050	250,000	176,447
4.39%, 8/15/2037	100,000	86,318
4.54%, 8/15/2047	105,000	82,857
4.70%, 4/2/2027	250,000	248,972
4.76%, 9/6/2049	100,000	80,964
6.42%, 8/2/2033 (b)	250,000	264,042
7.08%, 8/2/2043	200,000	215,662
7.08%, 8/2/2053	125,000	137,249
BAT International Finance PLC:
1.67%, 3/25/2026	525,000	505,312
4.45%, 3/16/2028	250,000	245,875
5.93%, 2/2/2029	355,000	365,561
Bunge Ltd. Finance Corp.:
2.75%, 5/14/2031 (b)	200,000	172,826
3.75%, 9/25/2027	30,000	29,218
4.20%, 9/17/2029	350,000	339,664
Philip Morris International, Inc.:
0.88%, 5/1/2026	150,000	142,785
1.75%, 11/1/2030	150,000	125,222
2.10%, 5/1/2030	550,000	475,348
2.75%, 2/25/2026	125,000	122,353
3.13%, 3/2/2028	200,000	190,198
4.13%, 3/4/2043	25,000	20,270
4.25%, 11/10/2044	250,000	204,075
4.50%, 3/20/2042	50,000	43,160
4.63%, 11/1/2029	150,000	147,967
4.88%, 2/13/2026	100,000	100,300
4.88%, 2/15/2028	100,000	100,220
4.90%, 11/1/2034	150,000	144,243
5.13%, 2/15/2030	100,000	100,569
5.25%, 2/13/2034	1,000,000	989,290
5.38%, 2/15/2033	100,000	100,190
5.63%, 9/7/2033	400,000	406,304
5.75%, 11/17/2032	750,000	770,745
Reynolds American, Inc.:
5.70%, 8/15/2035	25,000	25,027
5.85%, 8/15/2045	1,175,000	1,118,600
		12,998,806
Security Description	Principal Amount	Value
AIRLINES — 0.0% (a)
American Airlines Pass-Through Trust:
Series 2019-1, Class AA, 3.15%, 8/15/2033	$56,689	$51,680
Series 2017-2, Class AA, 3.35%, 4/15/2031	64,820	60,817
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA, 2.00%, 12/10/2029	73,093	67,445
JetBlue Pass-Through Trust Series 2020-1, Class A, 4.00%, 5/15/2034	18,456	17,290
Southwest Airlines Co.:
2.63%, 2/10/2030 (b)	100,000	88,496
5.13%, 6/15/2027	100,000	100,522
United Airlines Pass-Through Trust:
Series 2019-2, Class AA, 2.70%, 11/1/2033	50,857	44,821
Series 2016-1, Class AA, 3.10%, 1/7/2030	31,532	29,811
Series 2018-1, Class AA, 3.50%, 9/1/2031	81,648	76,166
Series 2019-1, Class AA, 4.15%, 2/25/2033	54,457	51,955
Series 2023-1, Class A, 5.80%, 7/15/2037	733,243	743,384
Series 2020-1, Class A, 5.88%, 4/15/2029	268,411	272,788
		1,605,175
APPAREL — 0.0% (a)
NIKE, Inc.:
2.38%, 11/1/2026	50,000	48,199
2.85%, 3/27/2030	500,000	455,480
3.25%, 3/27/2040	200,000	154,408
3.38%, 3/27/2050	150,000	105,809
3.88%, 11/1/2045	30,000	23,685
Ralph Lauren Corp. 2.95%, 6/15/2030	15,000	13,592
Tapestry, Inc.:
5.10%, 3/11/2030	400,000	395,752
5.50%, 3/11/2035 (b)	35,000	34,042
		1,230,967
AUTO MANUFACTURERS — 0.6%
American Honda Finance Corp.:
Series MTN, 1.30%, 9/9/2026	85,000	80,358
Series MTN, 2.00%, 3/24/2028	115,000	105,093
Series MTN, 2.25%, 1/12/2029 (b)	100,000	90,089
Series GMTN, 4.40%, 10/5/2026	300,000	298,962

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
Series GMTN, 4.85%, 10/23/2031	$250,000	$244,795
4.90%, 3/12/2027	100,000	100,280
4.90%, 3/13/2029	100,000	99,676
Series GMTN, 4.90%, 1/10/2034 (b)	125,000	119,973
Series GMTN, 5.05%, 7/10/2031	250,000	247,118
Series GMTN, 5.25%, 7/7/2026	90,000	90,689
5.65%, 11/15/2028	100,000	102,573
Series GMTN, 5.85%, 10/4/2030	175,000	182,186
Cummins, Inc.:
1.50%, 9/1/2030 (b)	200,000	167,384
5.15%, 2/20/2034 (b)	60,000	60,101
5.45%, 2/20/2054	500,000	486,785
Ford Motor Co. 3.25%, 2/12/2032	750,000	624,157
Ford Motor Credit Co. LLC:
5.13%, 11/5/2026	500,000	499,605
5.30%, 9/6/2029	1,000,000	980,250
5.80%, 3/8/2029	500,000	500,035
5.85%, 5/17/2027	300,000	303,111
6.13%, 3/8/2034	750,000	733,185
6.80%, 5/12/2028	1,000,000	1,033,560
6.80%, 11/7/2028	200,000	207,284
6.95%, 3/6/2026	1,000,000	1,017,640
7.12%, 11/7/2033	200,000	208,834
7.35%, 3/6/2030	1,000,000	1,059,050
General Motors Co.:
5.15%, 4/1/2038	200,000	184,044
5.20%, 4/1/2045	200,000	173,246
6.60%, 4/1/2036	100,000	104,926
6.75%, 4/1/2046 (b)	25,000	26,146
General Motors Financial Co., Inc.:
1.25%, 1/8/2026	500,000	481,730
1.50%, 6/10/2026	500,000	476,535
2.40%, 4/10/2028	100,000	91,877
2.40%, 10/15/2028	250,000	226,660
2.70%, 6/10/2031	500,000	423,630
4.30%, 4/6/2029	150,000	144,744
4.35%, 1/17/2027	185,000	182,852
5.00%, 4/9/2027	500,000	500,335
5.25%, 3/1/2026	100,000	100,293
5.35%, 7/15/2027	135,000	136,323
5.40%, 5/8/2027	1,500,000	1,515,780
5.45%, 9/6/2034 (b)	110,000	106,783
5.55%, 7/15/2029	545,000	551,060
5.60%, 6/18/2031	65,000	65,252
5.80%, 6/23/2028	750,000	765,240
5.95%, 4/4/2034 (b)	545,000	547,752
6.00%, 1/9/2028	100,000	102,641
6.10%, 1/7/2034 (b)	300,000	304,557
Security Description	Principal Amount	Value
Honda Motor Co. Ltd. 2.53%, 3/10/2027	$750,000	$716,692
PACCAR Financial Corp.:
Series MTN, 1.10%, 5/11/2026 (b)	70,000	66,850
Series MTN, 2.00%, 2/4/2027	105,000	99,796
4.45%, 8/6/2027	165,000	164,855
Series R, 4.50%, 11/25/2026	60,000	60,048
4.60%, 1/10/2028	100,000	99,772
Series MTN, 5.05%, 8/10/2026 (b)	200,000	201,680
Toyota Motor Credit Corp.:
Series MTN, 1.15%, 8/13/2027	60,000	54,973
Series MTN, 1.90%, 4/6/2028	100,000	91,480
Series GMTN, 3.05%, 1/11/2028	50,000	47,711
Series MTN, 4.35%, 10/8/2027	100,000	99,313
4.45%, 5/18/2026	750,000	749,377
4.55%, 8/9/2029 (b)	750,000	740,272
Series MTN, 4.60%, 10/10/2031	100,000	97,241
4.63%, 1/12/2028	125,000	124,741
Series MTN, 4.65%, 1/5/2029	1,000,000	994,380
Series MTN, 4.80%, 1/5/2026	600,000	601,926
Series B, 5.00%, 3/19/2027	350,000	353,013
5.05%, 5/16/2029	400,000	402,952
5.10%, 3/21/2031	250,000	251,273
5.45%, 11/10/2027	200,000	204,670
5.55%, 11/20/2030	250,000	257,578
		23,335,772
AUTO PARTS & EQUIPMENT — 0.0% (a)
Aptiv Swiss Holdings Ltd.:
3.10%, 12/1/2051	250,000	146,047
4.15%, 5/1/2052	500,000	355,115
4.35%, 3/15/2029	45,000	43,682
4.40%, 10/1/2046	30,000	22,613
BorgWarner, Inc.:
2.65%, 7/1/2027 (b)	50,000	47,555
4.95%, 8/15/2029 (b)	100,000	99,427
5.40%, 8/15/2034 (b)	75,000	73,808
Lear Corp.:
3.50%, 5/30/2030	25,000	22,826
4.25%, 5/15/2029	25,000	24,061
5.25%, 5/15/2049 (b)	30,000	25,785
Magna International, Inc.:
5.50%, 3/21/2033 (b)	200,000	202,526
5.98%, 3/21/2026	200,000	200,038
		1,263,483

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
BANKS — 5.4%
Australia & New Zealand Banking Group Ltd.:
3.92%, 9/30/2027	$200,000	$196,788
Series MTN, 4.42%, 12/16/2026 (b)	350,000	349,562
4.62%, 12/16/2029 (b)	250,000	247,925
4.75%, 1/18/2027	300,000	300,993
Banco Bilbao Vizcaya Argentaria SA 5.38%, 3/13/2029	250,000	252,330
Banco Santander SA:
1 yr. CMT + 0.90%, 1.72%, 9/14/2027 (c)	200,000	189,084
1.85%, 3/25/2026	200,000	192,510
2.75%, 12/3/2030	200,000	169,326
2.96%, 3/25/2031	200,000	174,498
1 yr. CMT + 1.60%, 3.23%, 11/22/2032 (b) (c)	400,000	340,432
4.38%, 4/12/2028	200,000	195,140
1 yr. CMT + 0.95%, 5.37%, 7/15/2028 (c)	600,000	604,158
5.44%, 7/15/2031	250,000	249,835
1 yr. CMT + 1.45%, 5.54%, 3/14/2030 (c)	2,000,000	2,010,640
5.59%, 8/8/2028	300,000	303,978
1 yr. CMT + 1.65%, 6.53%, 11/7/2027 (c)	1,000,000	1,028,530
6.92%, 8/8/2033	200,000	210,396
Bank of America Corp.:
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (c)	600,000	578,016
SOFR + 0.96%, 1.73%, 7/22/2027 (c)	3,770,000	3,594,205
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (c)	500,000	420,765
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (c)	100,000	83,450
Series MTN, SOFR + 1.06%, 2.09%, 6/14/2029 (c)	700,000	634,571
SOFR + 1.22%, 2.30%, 7/21/2032 (c)	200,000	166,796
5 yr. CMT + 1.20%, 2.48%, 9/21/2036 (c)	200,000	162,906
Series MTN, 3 mo. USD Term SOFR + 1.25%, 2.50%, 2/13/2031 (c)	250,000	219,470
Series MTN, SOFR + 1.05%, 2.55%, 2/4/2028 (c)	200,000	190,604
SOFR + 1.21%, 2.57%, 10/20/2032 (c)	200,000	168,392
SOFR + 2.15%, 2.59%, 4/29/2031 (c)	735,000	646,036
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (c)	150,000	129,135
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (c)	3,350,000	2,320,176
Security Description	Principal Amount	Value
SOFR + 1.32%, 2.69%, 4/22/2032 (c)	$150,000	$128,981
Series MTN, SOFR + 1.88%, 2.83%, 10/24/2051 (c)	275,000	168,889
Series MTN, 3 mo. USD Term SOFR + 1.45%, 2.88%, 10/22/2030 (c)	75,000	67,816
SOFR + 1.56%, 2.97%, 7/21/2052 (c)	200,000	126,948
Series MTN, SOFR + 1.33%, 2.97%, 2/4/2033 (c)	875,000	752,404
Series MTN, 3 mo. USD Term SOFR + 1.44%, 3.19%, 7/23/2030 (c)	100,000	92,046
SOFR + 1.58%, 3.31%, 4/22/2042 (c)	700,000	523,978
3 mo. USD Term SOFR + 1.30%, 3.42%, 12/20/2028 (c)	750,000	719,122
Series N, SOFR + 1.65%, 3.48%, 3/13/2052 (c)	350,000	247,495
Series GMTN, 3.50%, 4/19/2026	130,000	128,127
Series MTN, 3 mo. USD Term SOFR + 1.32%, 3.56%, 4/23/2027 (c)	250,000	245,912
Series GMTN, 3 mo. USD Term SOFR + 1.63%, 3.59%, 7/21/2028 (c)	250,000	241,982
5 yr. CMT + 2.00%, 3.85%, 3/8/2037 (c)	200,000	177,130
3 mo. USD Term SOFR + 1.45%, 3.95%, 1/23/2049 (c)	100,000	76,497
Series MTN, 3 mo. USD Term SOFR + 1.47%, 3.97%, 2/7/2030 (c)	150,000	143,804
Series MTN, 3 mo. USD Term SOFR + 1.58%, 4.08%, 4/23/2040 (c)	150,000	127,509
Series MTN, 3 mo. USD Term SOFR + 3.41%, 4.08%, 3/20/2051 (c)	600,000	468,702
3 mo. USD Term SOFR + 2.08%, 4.24%, 4/24/2038 (c)	200,000	177,288
Series MTN, 3 mo. USD Term SOFR + 1.57%, 4.27%, 7/23/2029 (c)	500,000	486,855
SOFR + 1.58%, 4.38%, 4/27/2028 (c)	250,000	247,197
Series MTN, 3 mo. USD Term SOFR + 2.25%, 4.44%, 1/20/2048 (c)	150,000	126,107
SOFR + 1.83%, 4.57%, 4/27/2033 (c)	500,000	475,650
Series MTN, 4.88%, 4/1/2044	50,000	45,800

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
Series MTN, SOFR + 2.04%, 4.95%, 7/22/2028 (c)	$250,000	$250,490
Series MTN, 5.00%, 1/21/2044	100,000	93,447
Series MTN, SOFR + 2.16%, 5.02%, 7/22/2033 (c)	500,000	490,475
SOFR + 1.29%, 5.08%, 1/20/2027 (c)	700,000	702,170
SOFR + 1.63%, 5.20%, 4/25/2029 (c)	1,450,000	1,457,250
SOFR + 1.91%, 5.29%, 4/25/2034 (c)	700,000	694,806
Series MTN, SOFR + 1.91%, 5.43%, 8/15/2035 (c)	600,000	584,154
SOFR + 1.65%, 5.47%, 1/23/2035 (b) (c)	1,200,000	1,203,564
SOFR + 1.74%, 5.52%, 10/25/2035 (c)	350,000	343,665
SOFR + 1.57%, 5.82%, 9/15/2029 (c)	300,000	307,503
SOFR + 1.84%, 5.87%, 9/15/2034 (c)	1,050,000	1,078,917
SOFR + 1.34%, 5.93%, 9/15/2027 (c)	300,000	305,262
6.11%, 1/29/2037	75,000	77,679
SOFR + 1.99%, 6.20%, 11/10/2028 (c)	325,000	336,511
Bank of America NA 5.53%, 8/18/2026	750,000	760,507
Bank of Montreal:
Series MTN, 1.25%, 9/15/2026	100,000	94,517
5 yr. CMT + 1.40%, 3.09%, 1/10/2037 (c)	200,000	166,690
SOFR + 1.25%, 4.64%, 9/10/2030 (b) (c)	500,000	490,015
5.20%, 2/1/2028 (b)	100,000	100,776
5.27%, 12/11/2026	400,000	404,668
5.30%, 6/5/2026	250,000	252,285
5.37%, 6/4/2027	350,000	355,414
5.51%, 6/4/2031	300,000	304,830
Bank of New York Mellon Corp.:
Series MTN, 0.75%, 1/28/2026	250,000	240,185
Series MTN, 1.65%, 7/14/2028	100,000	90,307
Series J, 1.90%, 1/25/2029	150,000	134,600
Series MTN, 3.25%, 5/16/2027	100,000	97,034
Series MTN, 3.30%, 8/23/2029	250,000	232,475
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.44%, 2/7/2028 (c)	250,000	243,302
SOFR + 0.84%, 4.89%, 7/21/2028 (c)	100,000	100,354
Security Description	Principal Amount	Value
SOFR + 1.03%, 4.95%, 4/26/2027 (c)	$230,000	$230,909
Series J, SOFR + 1.61%, 4.97%, 4/26/2034 (c)	350,000	342,604
Series MTN, SOFR + 1.09%, 4.98%, 3/14/2030 (c)	500,000	499,820
SOFR + 1.23%, 5.06%, 7/22/2032 (c)	100,000	99,774
Series MTN, SOFR + 1.42%, 5.19%, 3/14/2035 (c)	335,000	331,258
SOFR + 1.77%, 5.61%, 7/21/2039 (c)	65,000	65,352
Series MTN, SOFR + 1.80%, 5.80%, 10/25/2028 (c)	145,000	148,796
Series MTN, SOFR + 2.07%, 5.83%, 10/25/2033 (c)	115,000	119,066
Series MTN, SOFR + 1.85%, 6.47%, 10/25/2034 (c)	250,000	270,302
Bank of Nova Scotia:
1.05%, 3/2/2026 (b)	250,000	239,938
1.30%, 9/15/2026	200,000	189,154
1.35%, 6/24/2026	100,000	95,378
2.15%, 8/1/2031	100,000	83,172
2.95%, 3/11/2027	100,000	96,303
SOFR + 1.00%, 4.40%, 9/8/2028 (b) (c)	500,000	494,790
SOFR + 1.44%, 4.74%, 11/10/2032 (b) (c)	200,000	193,708
4.75%, 2/2/2026	500,000	500,370
4.85%, 2/1/2030 (b)	85,000	84,263
5.35%, 12/7/2026	500,000	506,575
Series GMTN, 5.45%, 8/1/2029	145,000	147,597
Barclays PLC:
1 yr. CMT + 1.05%, 2.28%, 11/24/2027 (c)	200,000	190,148
1 yr. CMT + 1.20%, 2.67%, 3/10/2032 (c)	200,000	169,730
1 yr. CMT + 1.30%, 2.89%, 11/24/2032 (c)	200,000	169,130
1 yr. CMT + 1.30%, 3.33%, 11/24/2042 (c)	250,000	180,905
5 yr. CMT + 2.90%, 3.56%, 9/23/2035 (c)	250,000	220,925
1 yr. CMT + 1.70%, 3.81%, 3/10/2042 (c)	550,000	425,458
4.38%, 1/12/2026	50,000	49,765
SOFR + 1.34%, 4.84%, 9/10/2028 (b) (c)	500,000	496,755
SOFR + 1.56%, 4.94%, 9/10/2030 (c)	200,000	195,994
3 mo. USD Term SOFR + 1.90%, 4.97%, 5/16/2029 (c)	200,000	198,182
5.25%, 8/17/2045 (b)	25,000	23,352
SOFR + 1.91%, 5.34%, 9/10/2035 (b) (c)	200,000	192,292

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
SOFR + 1.49%, 5.67%, 3/12/2028 (c)	$2,000,000	$2,023,700
SOFR + 1.74%, 5.69%, 3/12/2030 (c)	800,000	808,016
SOFR + 2.21%, 5.83%, 5/9/2027 (c)	200,000	202,122
SOFR + 2.42%, 6.04%, 3/12/2055 (c)	350,000	349,968
SOFR + 2.98%, 6.22%, 5/9/2034 (c)	200,000	205,188
SOFR + 2.22%, 6.49%, 9/13/2029 (c)	250,000	260,065
SOFR + 1.88%, 6.50%, 9/13/2027 (c)	700,000	716,695
SOFR + 2.62%, 6.69%, 9/13/2034 (c)	200,000	211,880
1 yr. CMT + 3.30%, 7.39%, 11/2/2028 (c)	200,000	211,890
Canadian Imperial Bank of Commerce:
1.25%, 6/22/2026	100,000	95,197
3.60%, 4/7/2032	90,000	80,769
SOFR + 0.93%, 4.51%, 9/11/2027 (c)	500,000	497,590
SOFR + 1.34%, 4.63%, 9/11/2030 (c)	160,000	156,605
5.26%, 4/8/2029 (b)	65,000	65,544
5.62%, 7/17/2026	600,000	607,956
6.09%, 10/3/2033 (b)	125,000	130,668
Citibank NA:
4.84%, 8/6/2029	455,000	452,083
SOFR + 0.71%, 4.88%, 11/19/2027 (c)	350,000	350,126
5.44%, 4/30/2026	750,000	757,185
5.49%, 12/4/2026	1,020,000	1,035,290
5.57%, 4/30/2034	250,000	253,070
5.80%, 9/29/2028	350,000	360,839
Citigroup, Inc.:
SOFR + 0.77%, 1.12%, 1/28/2027 (c)	250,000	240,048
SOFR + 1.18%, 2.52%, 11/3/2032 (c)	145,000	120,801
SOFR + 1.17%, 2.56%, 5/1/2032 (c)	860,000	728,730
SOFR + 2.11%, 2.57%, 6/3/2031 (c)	150,000	130,728
SOFR + 1.38%, 2.90%, 11/3/2042 (b) (c)	3,000,000	2,096,520
SOFR + 1.42%, 2.98%, 11/5/2030 (c)	100,000	90,270
SOFR + 1.35%, 3.06%, 1/25/2033 (c)	135,000	115,934
SOFR + 1.28%, 3.07%, 2/24/2028 (c)	700,000	673,057
3.20%, 10/21/2026	300,000	291,858
Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.41%, 3.52%, 10/27/2028 (c)	$250,000	$240,448
3 mo. USD Term SOFR + 1.65%, 3.67%, 7/24/2028 (c)	100,000	96,816
SOFR + 1.94%, 3.79%, 3/17/2033 (c)	500,000	449,205
3 mo. USD Term SOFR + 1.82%, 3.89%, 1/10/2028 (c)	250,000	244,922
3 mo. USD Term SOFR + 1.45%, 4.08%, 4/23/2029 (c)	250,000	242,547
4.13%, 7/25/2028	70,000	68,022
3 mo. USD Term SOFR + 2.10%, 4.28%, 4/24/2048 (c)	150,000	122,550
4.30%, 11/20/2026	50,000	49,546
SOFR + 3.91%, 4.41%, 3/31/2031 (c)	250,000	240,168
4.45%, 9/29/2027	150,000	147,921
SOFR + 1.34%, 4.54%, 9/19/2030 (c)	550,000	534,292
4.65%, 7/30/2045	25,000	21,771
4.65%, 7/23/2048	250,000	214,515
SOFR + 1.89%, 4.66%, 5/24/2028 (c)	500,000	496,535
SOFR + 2.09%, 4.91%, 5/24/2033 (c)	500,000	482,680
SOFR + 1.36%, 5.17%, 2/13/2030 (c)	550,000	549,147
5.30%, 5/6/2044	50,000	47,019
SOFR + 4.55%, 5.32%, 3/26/2041 (c)	250,000	240,230
5 yr. CMT + 1.73%, 5.41%, 9/19/2039 (c)	500,000	476,570
SOFR + 1.45%, 5.45%, 6/11/2035 (c)	300,000	297,669
5 yr. CMT + 1.28%, 5.59%, 11/19/2034 (c)	750,000	744,037
SOFR + 2.06%, 5.83%, 2/13/2035 (c)	250,000	248,862
SOFR + 2.66%, 6.17%, 5/25/2034 (c)	285,000	290,247
SOFR + 2.34%, 6.27%, 11/17/2033 (c)	885,000	927,515
6.68%, 9/13/2043 (b)	175,000	192,143
Citizens Financial Group, Inc.:
2.50%, 2/6/2030	75,000	65,563
2.85%, 7/27/2026 (b)	25,000	24,171
SOFR + 1.91%, 5.72%, 7/23/2032 (c)	300,000	300,876
SOFR + 2.01%, 5.84%, 1/23/2030 (c)	125,000	126,853
SOFR + 2.33%, 6.65%, 4/25/2035 (c)	190,000	200,380

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
Comerica Bank SOFR + 2.61%, 5.33%, 8/25/2033 (c)	$250,000	$238,638
Comerica, Inc. 4.00%, 2/1/2029	50,000	47,425
Commonwealth Bank of Australia 5.32%, 3/13/2026	550,000	554,983
Cooperatieve Rabobank UA:
3.75%, 7/21/2026	500,000	490,030
4.85%, 1/9/2026	500,000	501,445
5.50%, 10/5/2026	200,000	203,236
5.75%, 12/1/2043	50,000	49,675
Deutsche Bank AG:
SOFR + 1.22%, 2.31%, 11/16/2027 (c)	500,000	475,215
SOFR + 1.32%, 2.55%, 1/7/2028 (c)	500,000	475,165
SOFR + 1.70%, 5.00%, 9/11/2030 (b) (c)	150,000	146,586
SOFR + 2.05%, 5.40%, 9/11/2035 (b) (c)	505,000	480,018
5.41%, 5/10/2029	1,000,000	1,015,090
SOFR + 1.59%, 5.71%, 2/8/2028 (c)	150,000	151,572
SOFR + 3.18%, 6.72%, 1/18/2029 (c)	150,000	155,642
SOFR + 3.65%, 7.08%, 2/10/2034 (c)	200,000	205,996
SOFR + 2.52%, 7.15%, 7/13/2027 (c)	330,000	340,072
Discover Bank 3.45%, 7/27/2026	25,000	24,446
Fifth Third Bancorp:
2.55%, 5/5/2027	500,000	474,770
3.95%, 3/14/2028	100,000	96,836
SOFR + 1.36%, 4.06%, 4/25/2028 (c)	60,000	58,711
SOFR + 1.49%, 4.90%, 9/6/2030 (c)	90,000	88,758
SOFR + 1.84%, 5.63%, 1/29/2032 (c)	435,000	439,759
Fifth Third Bank, Inc. Series BKNT, 3.85%, 3/15/2026 (b)	225,000	222,453
FNB Corp. SOFR + 1.93%, 5.72%, 12/11/2030 (c)	350,000	345,576
Goldman Sachs Bank USA:
SOFR + 0.78%, 5.28%, 3/18/2027 (c)	500,000	502,955
SOFR + 0.75%, 5.41%, 5/21/2027 (c)	820,000	826,257
Goldman Sachs Group, Inc.:
SOFR + 0.80%, 1.43%, 3/9/2027 (c)	80,000	76,773
Security Description	Principal Amount	Value
SOFR + 0.82%, 1.54%, 9/10/2027 (c)	$150,000	$141,848
SOFR + 0.91%, 1.95%, 10/21/2027 (c)	230,000	218,201
SOFR + 1.09%, 1.99%, 1/27/2032 (c)	90,000	74,355
SOFR + 1.25%, 2.38%, 7/21/2032 (c)	525,000	438,517
2.60%, 2/7/2030	750,000	663,892
SOFR + 1.28%, 2.62%, 4/22/2032 (c)	180,000	153,425
SOFR + 1.11%, 2.64%, 2/24/2028 (c)	590,000	562,471
SOFR + 1.26%, 2.65%, 10/21/2032 (c)	115,000	97,146
SOFR + 1.41%, 3.10%, 2/24/2033 (c)	200,000	172,502
SOFR + 1.51%, 3.21%, 4/22/2042 (c)	655,000	477,475
SOFR + 1.63%, 3.44%, 2/24/2043 (c)	1,350,000	1,004,656
3.50%, 11/16/2026	250,000	244,412
SOFR + 1.85%, 3.62%, 3/15/2028 (c)	500,000	486,015
3 mo. USD Term SOFR + 1.77%, 3.69%, 6/5/2028 (c)	250,000	242,690
3.75%, 2/25/2026	50,000	49,483
3.80%, 3/15/2030	250,000	234,503
3.85%, 1/26/2027	2,000,000	1,963,400
3 mo. USD Term SOFR + 1.63%, 4.02%, 10/31/2038 (c)	200,000	169,350
3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (c)	500,000	486,755
3 mo. USD Term SOFR + 1.69%, 4.41%, 4/23/2039 (c)	350,000	307,671
SOFR + 1.73%, 4.48%, 8/23/2028 (c)	385,000	380,507
SOFR + 1.14%, 4.69%, 10/23/2030 (c)	85,000	83,261
4.75%, 10/21/2045	50,000	44,094
Series MTN, 4.80%, 7/8/2044	50,000	44,238
SOFR + 1.42%, 5.02%, 10/23/2035 (c)	1,195,000	1,146,232
SOFR + 1.21%, 5.05%, 7/23/2030 (c)	1,140,000	1,133,890
5.15%, 5/22/2045	250,000	230,155
SOFR + 1.55%, 5.33%, 7/23/2035 (c)	120,000	117,803
SOFR + 1.58%, 5.56%, 11/19/2045 (c)	400,000	386,488
SOFR + 1.27%, 5.73%, 4/25/2030 (c)	150,000	153,149

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
SOFR + 1.55%, 5.85%, 4/25/2035 (c)	$60,000	$61,053
5.95%, 1/15/2027	50,000	51,242
6.25%, 2/1/2041	200,000	210,644
SOFR + 1.77%, 6.48%, 10/24/2029 (c)	1,000,000	1,047,540
SOFR + 1.95%, 6.56%, 10/24/2034 (c)	750,000	807,337
6.75%, 10/1/2037	150,000	160,974
HSBC Holdings PLC:
SOFR + 1.73%, 2.01%, 9/22/2028 (c)	200,000	184,270
SOFR + 1.29%, 2.21%, 8/17/2029 (c)	200,000	179,682
SOFR + 1.19%, 2.80%, 5/24/2032 (c)	200,000	169,954
SOFR + 2.39%, 2.85%, 6/4/2031 (c)	200,000	175,560
3 mo. USD Term SOFR + 1.81%, 4.04%, 3/13/2028 (c)	250,000	244,627
3 mo. USD Term SOFR + 1.80%, 4.58%, 6/19/2029 (c)	250,000	245,015
SOFR + 2.53%, 4.76%, 3/29/2033 (c)	500,000	470,270
4.95%, 3/31/2030	250,000	247,450
5.25%, 3/14/2044 (b)	250,000	229,720
SOFR + 1.29%, 5.29%, 11/19/2030 (c)	1,000,000	992,890
SOFR + 2.87%, 5.40%, 8/11/2033 (b) (c)	250,000	246,980
SOFR + 1.46%, 5.55%, 3/4/2030 (c)	250,000	251,745
SOFR + 1.06%, 5.60%, 5/17/2028 (c)	500,000	505,255
SOFR + 1.78%, 5.72%, 3/4/2035 (b) (c)	250,000	251,687
SOFR + 1.52%, 5.73%, 5/17/2032 (b) (c)	1,000,000	1,010,520
SOFR + 1.90%, 5.87%, 11/18/2035 (c)	500,000	488,285
SOFR + 1.57%, 5.89%, 8/14/2027 (c)	2,000,000	2,028,240
SOFR + 1.97%, 6.16%, 3/9/2029 (b) (c)	750,000	770,295
SOFR + 2.39%, 6.25%, 3/9/2034 (c)	200,000	207,696
SOFR + 2.65%, 6.33%, 3/9/2044 (c)	1,000,000	1,053,810
6.50%, 9/15/2037	200,000	204,022
SOFR + 3.35%, 7.39%, 11/3/2028 (c)	500,000	529,815
SOFR + 4.25%, 8.11%, 11/3/2033 (c)	500,000	563,440
HSBC USA, Inc. 5.29%, 3/4/2027	500,000	505,830
Security Description	Principal Amount	Value
Huntington Bancshares, Inc.:
SOFR + 1.28%, 5.27%, 1/15/2031 (c)	$145,000	$145,010
SOFR + 1.87%, 5.71%, 2/2/2035 (c)	200,000	199,782
5 yr. CMT + 1.70%, 6.14%, 11/18/2039 (c)	500,000	501,775
SOFR + 2.02%, 6.21%, 8/21/2029 (c)	300,000	309,582
Huntington National Bank SOFR + 1.65%, 4.55%, 5/17/2028 (c)	250,000	247,890
ING Groep NV:
SOFR + 1.01%, 1.73%, 4/1/2027 (c)	500,000	480,485
SOFR + 1.83%, 4.02%, 3/28/2028 (c)	200,000	195,830
4.55%, 10/2/2028	200,000	196,334
SOFR + 1.44%, 5.34%, 3/19/2030 (c)	210,000	210,676
SOFR + 1.56%, 6.08%, 9/11/2027 (b) (c)	200,000	203,738
SOFR + 2.09%, 6.11%, 9/11/2034 (c)	200,000	207,280
JPMorgan Chase & Co.:
3 mo. USD Term SOFR + 0.70%, 1.04%, 2/4/2027 (c)	250,000	240,065
SOFR + 0.77%, 1.47%, 9/22/2027 (c)	115,000	108,753
SOFR + 0.89%, 1.58%, 4/22/2027 (c)	135,000	129,635
3 mo. USD Term SOFR + 1.11%, 1.76%, 11/19/2031 (c)	100,000	83,100
SOFR + 1.07%, 1.95%, 2/4/2032 (c)	650,000	539,363
SOFR + 1.89%, 2.18%, 6/1/2028 (c)	200,000	187,732
SOFR + 2.04%, 2.52%, 4/22/2031 (c)	500,000	439,920
3 mo. USD Term SOFR + 1.51%, 2.53%, 11/19/2041 (c)	100,000	67,387
SOFR + 1.18%, 2.55%, 11/8/2032 (c)	155,000	130,774
3 mo. USD Term SOFR + 1.25%, 2.58%, 4/22/2032 (c)	905,000	776,798
2.95%, 10/1/2026	350,000	341,019
SOFR + 1.17%, 2.95%, 2/24/2028 (c)	620,000	595,969
3 mo. USD Term SOFR + 2.52%, 2.96%, 5/13/2031 (c)	565,000	504,912
SOFR + 1.26%, 2.96%, 1/25/2033 (c)	100,000	86,453

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 2.46%, 3.11%, 4/22/2041 (c)	$165,000	$122,100
SOFR + 2.44%, 3.11%, 4/22/2051 (c)	250,000	164,873
SOFR + 1.46%, 3.16%, 4/22/2042 (c)	1,700,000	1,245,046
SOFR + 1.58%, 3.33%, 4/22/2052 (c)	485,000	332,555
3 mo. USD Term SOFR + 1.21%, 3.51%, 1/23/2029 (c)	185,000	177,546
3 mo. USD Term SOFR + 1.64%, 3.54%, 5/1/2028 (c)	200,000	194,216
3 mo. USD Term SOFR + 1.42%, 3.70%, 5/6/2030 (c)	125,000	118,353
3 mo. USD Term SOFR + 1.60%, 3.78%, 2/1/2028 (c)	250,000	244,600
3 mo. USD Term SOFR + 1.62%, 3.88%, 7/24/2038 (c)	200,000	169,804
3 mo. USD Term SOFR + 1.64%, 3.96%, 11/15/2048 (c)	100,000	78,154
3 mo. USD Term SOFR + 1.72%, 4.03%, 7/24/2048 (c)	50,000	39,362
4.13%, 12/15/2026	50,000	49,486
3 mo. USD Term SOFR + 1.52%, 4.20%, 7/23/2029 (c)	200,000	194,702
4.25%, 10/1/2027 (b)	80,000	79,403
3 mo. USD Term SOFR + 1.84%, 4.26%, 2/22/2048 (c)	100,000	82,383
SOFR + 1.56%, 4.32%, 4/26/2028 (c)	500,000	493,945
3 mo. USD Term SOFR + 3.79%, 4.49%, 3/24/2031 (c)	250,000	243,457
SOFR + 0.86%, 4.51%, 10/22/2028 (c)	140,000	138,762
SOFR + 1.75%, 4.57%, 6/14/2030 (c)	140,000	137,175
SOFR + 1.04%, 4.60%, 10/22/2030 (c)	265,000	260,015
4.85%, 2/1/2044 (b)	50,000	45,834
SOFR + 1.99%, 4.85%, 7/25/2028 (c)	500,000	499,800
SOFR + 2.08%, 4.91%, 7/25/2033 (c)	1,000,000	978,250
4.95%, 6/1/2045	50,000	45,393
SOFR + 1.34%, 4.95%, 10/22/2035 (c)	130,000	125,353
Security Description	Principal Amount	Value
SOFR + 0.93%, 4.98%, 7/22/2028 (c)	$95,000	$95,257
SOFR + 1.13%, 5.00%, 7/22/2030 (c)	200,000	199,234
SOFR + 1.31%, 5.01%, 1/23/2030 (c)	100,000	99,870
SOFR + 1.19%, 5.04%, 1/23/2028 (c)	625,000	627,044
SOFR + 1.46%, 5.29%, 7/22/2035 (c)	1,085,000	1,073,835
SOFR + 1.45%, 5.30%, 7/24/2029 (c)	915,000	923,455
SOFR + 1.62%, 5.34%, 1/23/2035 (c)	1,095,000	1,088,901
SOFR + 1.85%, 5.35%, 6/1/2034 (c)	1,065,000	1,064,734
5.40%, 1/6/2042	50,000	49,278
5.50%, 10/15/2040	150,000	149,066
SOFR + 1.55%, 5.53%, 11/29/2045 (c)	500,000	488,245
SOFR + 0.93%, 5.57%, 4/22/2028 (c)	600,000	610,380
SOFR + 1.16%, 5.58%, 4/22/2030 (c)	4,085,000	4,162,043
5.63%, 8/16/2043	250,000	248,322
SOFR + 2.58%, 5.72%, 9/14/2033 (b) (c)	750,000	763,732
SOFR + 1.49%, 5.77%, 4/22/2035 (c)	395,000	404,322
SOFR + 1.33%, 6.07%, 10/22/2027 (c)	500,000	511,740
SOFR + 1.57%, 6.09%, 10/23/2029 (c)	290,000	300,831
SOFR + 1.81%, 6.25%, 10/23/2034 (c)	200,000	211,550
JPMorgan Chase Bank NA 5.11%, 12/8/2026	400,000	404,316
KeyBank NA:
3.40%, 5/20/2026	25,000	24,436
4.39%, 12/14/2027	300,000	295,017
5.00%, 1/26/2033 (b)	500,000	479,100
5.85%, 11/15/2027 (b)	250,000	256,077
KeyCorp Series MTN, 2.25%, 4/6/2027	100,000	94,346
Kreditanstalt fuer Wiederaufbau:
1.00%, 10/1/2026	500,000	472,420
3.00%, 5/20/2027	225,000	218,149
3.63%, 4/1/2026	955,000	946,176
3.75%, 2/15/2028	425,000	417,584
3.88%, 6/15/2028	795,000	782,701
4.00%, 3/15/2029 (b)	580,000	570,128
4.13%, 7/15/2033 (b)	1,000,000	964,540
4.38%, 3/1/2027	1,510,000	1,510,785
4.38%, 2/28/2034	260,000	254,756
4.63%, 8/7/2026	250,000	251,102

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
4.75%, 10/29/2030 (b)	$400,000	$405,412
Landwirtschaftliche Rentenbank:
Series GMTN, 1.75%, 7/27/2026	50,000	48,007
Series 44, 3.88%, 6/14/2028	750,000	738,180
Series MTN, 5.00%, 10/24/2033 (b)	250,000	256,062
Lloyds Banking Group PLC:
1 yr. CMT + 0.85%, 1.63%, 5/11/2027 (c)	200,000	191,274
3.75%, 1/11/2027	100,000	97,779
1 yr. CMT + 1.80%, 3.75%, 3/18/2028 (c)	200,000	194,616
4.34%, 1/9/2048	200,000	156,898
4.55%, 8/16/2028	250,000	245,350
4.65%, 3/24/2026	100,000	99,400
1 yr. CMT + 2.30%, 4.98%, 8/11/2033 (b) (c)	250,000	240,103
1 yr. CMT + 0.85%, 5.09%, 11/26/2028 (b) (c)	500,000	500,625
1 yr. CMT + 1.38%, 5.46%, 1/5/2028 (c)	500,000	504,070
1 yr. CMT + 1.20%, 5.59%, 11/26/2035 (b) (c)	200,000	198,202
1 yr. CMT + 1.75%, 5.68%, 1/5/2035 (c)	500,000	498,425
1 yr. CMT + 1.70%, 5.87%, 3/6/2029 (b) (c)	500,000	509,440
1 yr. CMT + 3.75%, 7.95%, 11/15/2033 (c)	250,000	279,537
M&T Bank Corp.:
SOFR + 1.78%, 4.55%, 8/16/2028 (c)	165,000	163,043
Series MTN, SOFR + 0.93%, 4.83%, 1/16/2029 (c)	60,000	59,748
Series MTN, SOFR + 1.61%, 5.39%, 1/16/2036 (b) (c)	65,000	63,027
Manufacturers & Traders Trust Co. 4.70%, 1/27/2028	500,000	494,685
Mitsubishi UFJ Financial Group, Inc.:
1 yr. CMT + 0.75%, 1.54%, 7/20/2027 (c)	100,000	95,110
1 yr. CMT + 0.67%, 1.64%, 10/13/2027 (c)	500,000	473,055
1 yr. CMT + 0.95%, 2.31%, 7/20/2032 (c)	500,000	418,585
2.76%, 9/13/2026	25,000	24,208
3.29%, 7/25/2027	50,000	48,438
3.68%, 2/22/2027	50,000	48,974
3.74%, 3/7/2029	250,000	239,495
3.85%, 3/1/2026	25,000	24,749
3.96%, 3/2/2028	50,000	48,770
4.05%, 9/11/2028 (b)	100,000	97,415
Security Description	Principal Amount	Value
4.29%, 7/26/2038 (b)	$35,000	$31,913
1 yr. CMT + 1.70%, 5.24%, 4/19/2029 (c)	700,000	704,788
1 yr. CMT + 0.82%, 5.26%, 4/17/2030 (c)	950,000	957,495
1 yr. CMT + 1.90%, 5.35%, 9/13/2028 (b) (c)	200,000	202,518
1 yr. CMT + 1.38%, 5.42%, 2/22/2029 (c)	500,000	506,250
1 yr. CMT + 1.00%, 5.43%, 4/17/2035 (c)	700,000	701,603
1 yr. CMT + 1.63%, 5.44%, 2/22/2034 (b) (c)	200,000	202,020
1 yr. CMT + 2.13%, 5.47%, 9/13/2033 (c)	200,000	202,286
1 yr. CMT + 1.53%, 5.48%, 2/22/2031 (c)	200,000	203,268
Mizuho Financial Group, Inc.:
3 mo. USD Term SOFR + 1.77%, 2.20%, 7/10/2031 (c)	500,000	427,535
2.56%, 9/13/2031	215,000	179,906
3 mo. USD Term SOFR + 1.57%, 2.87%, 9/13/2030 (c)	200,000	180,750
4.02%, 3/5/2028	200,000	194,592
1 yr. CMT + 1.08%, 5.38%, 7/10/2030 (c)	200,000	201,720
1 yr. CMT + 1.12%, 5.38%, 5/26/2030 (c)	300,000	302,790
1 yr. CMT + 2.05%, 5.41%, 9/13/2028 (c)	200,000	202,616
1 yr. CMT + 1.30%, 5.59%, 7/10/2035 (c)	250,000	252,197
1 yr. CMT + 1.50%, 5.67%, 5/27/2029 (c)	350,000	356,569
1 yr. CMT + 1.80%, 5.75%, 5/27/2034 (c)	200,000	203,860
1 yr. CMT + 1.65%, 5.78%, 7/6/2029 (c)	240,000	245,465
Morgan Stanley:
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (c)	700,000	666,141
SOFR + 0.88%, 1.59%, 5/4/2027 (c)	245,000	234,872
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (c)	65,000	53,057
Series MTN, SOFR + 1.02%, 1.93%, 4/28/2032 (c)	525,000	430,027
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (c)	3,700,000	3,064,451
SOFR + 1.00%, 2.48%, 1/21/2028 (c)	670,000	638,115
SOFR + 1.36%, 2.48%, 9/16/2036 (c)	200,000	162,670

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (c)	$110,000	$92,101
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (c)	250,000	222,005
Series MTN, SOFR + 1.43%, 2.80%, 1/25/2052 (c)	250,000	152,895
SOFR + 1.29%, 2.94%, 1/21/2033 (c)	135,000	115,626
Series MTN, 3.13%, 7/27/2026	225,000	219,816
SOFR + 1.49%, 3.22%, 4/22/2042 (c)	645,000	477,964
3.59%, 7/22/2028 (c)	100,000	96,445
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (c)	500,000	463,885
3.63%, 1/20/2027	100,000	98,128
Series GMTN, 3.88%, 1/27/2026	125,000	124,025
3.95%, 4/23/2027	25,000	24,489
3.97%, 7/22/2038 (c)	100,000	85,015
SOFR + 1.61%, 4.21%, 4/20/2028 (c)	175,000	172,473
4.30%, 1/27/2045	50,000	41,267
Series GMTN, 4.35%, 9/8/2026	50,000	49,649
Series MTN, 4.38%, 1/22/2047	100,000	83,524
Series GMTN, 3 mo. USD Term SOFR + 1.89%, 4.43%, 1/23/2030 (c)	250,000	243,562
3 mo. USD Term SOFR + 1.69%, 4.46%, 4/22/2039 (c)	250,000	224,003
SOFR + 1.10%, 4.65%, 10/18/2030 (c)	920,000	900,459
SOFR + 1.22%, 5.04%, 7/19/2030 (c)	135,000	134,442
SOFR + 1.30%, 5.05%, 1/28/2027 (c)	80,000	80,247
SOFR + 1.73%, 5.12%, 2/1/2029 (c)	635,000	636,378
Series MTN, SOFR + 1.59%, 5.16%, 4/20/2029 (c)	155,000	155,442
SOFR + 1.45%, 5.17%, 1/16/2030 (c)	170,000	170,111
Series MTN, SOFR + 1.87%, 5.25%, 4/21/2034 (c)	180,000	177,259
SOFR + 2.62%, 5.30%, 4/20/2037 (c)	160,000	155,146
SOFR + 1.56%, 5.32%, 7/19/2035 (c)	200,000	196,970
Series MTN, SOFR + 1.88%, 5.42%, 7/21/2034 (c)	190,000	188,847
SOFR + 1.63%, 5.45%, 7/20/2029 (c)	290,000	293,236
Security Description	Principal Amount	Value
SOFR + 1.73%, 5.47%, 1/18/2035 (c)	$140,000	$139,280
SOFR + 1.71%, 5.52%, 11/19/2055 (c)	220,000	212,432
Series GMTN, SOFR + 4.84%, 5.60%, 3/24/2051 (c)	500,000	492,905
Series MTN, SOFR + 1.01%, 5.65%, 4/13/2028 (c)	75,000	76,228
SOFR + 1.26%, 5.66%, 4/18/2030 (c)	915,000	931,882
SOFR + 1.58%, 5.83%, 4/19/2035 (c)	115,000	117,194
5 yr. CMT + 1.80%, 5.94%, 2/7/2039 (c)	1,000,000	1,002,370
5 yr. CMT + 2.43%, 5.95%, 1/19/2038 (c)	135,000	135,205
SOFR + 2.24%, 6.30%, 10/18/2028 (c)	250,000	259,005
SOFR + 2.56%, 6.34%, 10/18/2033 (c)	980,000	1,036,605
6.38%, 7/24/2042	65,000	70,281
SOFR + 1.83%, 6.41%, 11/1/2029 (c)	1,040,000	1,086,436
SOFR + 2.05%, 6.63%, 11/1/2034 (c)	230,000	246,990
Morgan Stanley Bank NA:
SOFR + 0.68%, 4.45%, 10/15/2027 (c)	250,000	248,300
4.75%, 4/21/2026	500,000	500,575
SOFR + 1.08%, 4.95%, 1/14/2028 (c)	500,000	500,540
SOFR + 0.93%, 4.97%, 7/14/2028 (c)	300,000	300,855
SOFR + 0.87%, 5.50%, 5/26/2028 (c)	250,000	253,287
National Australia Bank Ltd.:
2.50%, 7/12/2026	50,000	48,511
4.50%, 10/26/2027	250,000	249,170
4.79%, 1/10/2029 (b)	250,000	250,392
4.94%, 1/12/2028	300,000	301,692
4.97%, 1/12/2026	250,000	251,040
5.09%, 6/11/2027	250,000	252,660
National Bank of Canada:
4.50%, 10/10/2029 (b)	350,000	340,438
SOFR + 1.04%, 5.60%, 7/2/2027 (c)	250,000	252,782
NatWest Group PLC:
1 yr. CMT + 2.55%, 3.07%, 5/22/2028 (c)	500,000	478,100
3 mo. USD Term SOFR + 1.87%, 4.45%, 5/8/2030 (c)	200,000	192,860
1 yr. CMT + 1.22%, 4.96%, 8/15/2030 (c)	550,000	541,799
1 yr. CMT + 1.95%, 5.81%, 9/13/2029 (c)	750,000	764,677

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
1 yr. CMT + 1.35%, 5.85%, 3/2/2027 (c)	$550,000	$555,351
Northern Trust Corp.:
1.95%, 5/1/2030 (b)	75,000	64,742
3 mo. USD Term SOFR + 1.13%, 3.38%, 5/8/2032 (c)	63,000	60,390
3.65%, 8/3/2028	100,000	96,575
4.00%, 5/10/2027	100,000	98,660
PNC Bank NA 3.25%, 1/22/2028	250,000	239,358
PNC Financial Services Group, Inc.:
SOFR + 0.98%, 2.31%, 4/23/2032 (c)	135,000	113,411
2.55%, 1/22/2030	500,000	444,045
3.15%, 5/19/2027	100,000	96,483
3.45%, 4/23/2029	100,000	94,617
SOFR + 1.85%, 4.63%, 6/6/2033 (c)	100,000	94,452
SOFR + 1.09%, 4.76%, 1/26/2027 (c)	115,000	114,825
SOFR + 1.26%, 4.81%, 10/21/2032 (c)	135,000	131,470
SOFR + 0.80%, 5.10%, 7/23/2027 (c)	100,000	100,457
SOFR + 1.62%, 5.35%, 12/2/2028 (c)	500,000	506,730
SOFR + 1.60%, 5.40%, 7/23/2035 (c)	2,040,000	2,024,884
SOFR + 1.20%, 5.49%, 5/14/2030 (c)	500,000	506,745
SOFR + 1.84%, 5.58%, 6/12/2029 (c)	750,000	762,532
SOFR + 1.90%, 5.68%, 1/22/2035 (c)	125,000	126,338
SOFR + 1.73%, 6.62%, 10/20/2027 (c)	175,000	180,227
SOFR + 2.28%, 6.88%, 10/20/2034 (c)	200,000	218,130
Regions Financial Corp.:
SOFR + 2.06%, 5.50%, 9/6/2035 (c)	115,000	112,248
SOFR + 1.49%, 5.72%, 6/6/2030 (c)	180,000	182,318
Royal Bank of Canada:
Series GMTN, 1.15%, 7/14/2026	100,000	95,061
1.20%, 4/27/2026	100,000	95,718
2.05%, 1/21/2027	100,000	94,940
Series GMTN, 2.30%, 11/3/2031	100,000	83,924
3.63%, 5/4/2027	250,000	244,215
3.88%, 5/4/2032	500,000	459,945
Series GMTN, SOFR + 0.72%, 4.51%, 10/18/2027 (c)	160,000	159,342
Security Description	Principal Amount	Value
Series GMTN, SOFR + 0.86%, 4.52%, 10/18/2028 (c)	$160,000	$158,582
Series GMTN, 4.65%, 1/27/2026	100,000	99,834
Series GMTN, SOFR + 1.08%, 4.65%, 10/18/2030 (c)	200,000	195,832
Series GMTN, 4.88%, 1/19/2027	500,000	501,935
Series GMTN, 4.90%, 1/12/2028	500,000	500,355
Series GMTN, 4.95%, 2/1/2029	500,000	499,885
Series GMTN, SOFR + 1.10%, 4.97%, 8/2/2030 (b) (c)	70,000	69,536
Series GMTN, SOFR + 0.79%, 5.07%, 7/23/2027 (c)	90,000	90,423
Series GMTN, 5.20%, 8/1/2028	500,000	504,080
Series MTN, 6.00%, 11/1/2027	200,000	206,566
Santander Holdings USA, Inc.:
4.40%, 7/13/2027	50,000	49,414
SOFR + 1.94%, 5.35%, 9/6/2030 (b) (c)	200,000	197,618
SOFR + 1.23%, 6.12%, 5/31/2027 (b) (c)	75,000	76,096
SOFR + 2.36%, 6.50%, 3/9/2029 (c)	675,000	694,116
Santander U.K. Group Holdings PLC:
SOFR + 0.99%, 1.67%, 6/14/2027 (c)	250,000	237,858
3 mo. USD Term SOFR + 1.40%, 3.82%, 11/3/2028 (c)	200,000	192,496
SOFR + 1.55%, 4.86%, 9/11/2030 (c)	200,000	194,520
Sumitomo Mitsui Financial Group, Inc.:
1.40%, 9/17/2026	2,000,000	1,892,080
1.90%, 9/17/2028	550,000	492,734
2.14%, 9/23/2030	200,000	169,326
2.30%, 1/12/2041	750,000	499,260
3.01%, 10/19/2026	50,000	48,545
3.04%, 7/16/2029	200,000	183,668
3.36%, 7/12/2027	50,000	48,450
3.78%, 3/9/2026	30,000	29,689
3.94%, 7/19/2028 (b)	50,000	48,395
4.31%, 10/16/2028	100,000	98,194
5.42%, 7/9/2031 (b)	500,000	505,345
5.46%, 1/13/2026	500,000	503,590
5.52%, 1/13/2028	1,150,000	1,168,158
5.56%, 7/9/2034	200,000	202,226

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
5.71%, 1/13/2030	$350,000	$358,638
5.77%, 1/13/2033	200,000	205,654
5.80%, 7/13/2028	500,000	513,435
5.88%, 7/13/2026	250,000	254,250
Synovus Bank 5.63%, 2/15/2028	250,000	250,430
Toronto-Dominion Bank:
Series MTN, 1.20%, 6/3/2026	100,000	95,244
Series MTN, 1.25%, 9/10/2026	100,000	94,481
Series MTN, 2.00%, 9/10/2031 (b)	100,000	82,834
Series GMTN, 2.45%, 1/12/2032	150,000	125,184
Series MTN, 3.20%, 3/10/2032 (b)	200,000	174,780
4.11%, 6/8/2027	200,000	196,728
4.57%, 12/17/2026	400,000	399,072
4.78%, 12/17/2029 (b)	400,000	394,628
Series GMTN, 4.98%, 4/5/2027	100,000	100,374
Series GMTN, 4.99%, 4/5/2029	100,000	99,833
5 yr. CMT + 1.50%, 5.15%, 9/10/2034 (c)	760,000	743,911
5.16%, 1/10/2028 (b)	500,000	502,465
5.26%, 12/11/2026	130,000	131,424
Series MTN, 5.52%, 7/17/2028 (b)	200,000	203,378
Series MTN, 5.53%, 7/17/2026	200,000	202,346
Truist Financial Corp.:
Series MTN, 1.13%, 8/3/2027	100,000	91,108
Series MTN, SOFR + 0.61%, 1.27%, 3/2/2027 (c)	60,000	57,537
Series MTN, SOFR + 0.86%, 1.89%, 6/7/2029 (c)	50,000	45,108
Series MTN, 3.88%, 3/19/2029	100,000	95,361
Series MTN, SOFR + 1.37%, 4.12%, 6/6/2028 (c)	180,000	176,656
Series MTN, SOFR + 1.44%, 4.87%, 1/26/2029 (c)	105,000	104,345
Series MTN, SOFR + 1.57%, 5.15%, 8/5/2032 (c)	250,000	246,722
Series MTN, SOFR + 1.62%, 5.44%, 1/24/2030 (c)	110,000	111,002
Series MTN, SOFR + 1.92%, 5.71%, 1/24/2035 (c)	95,000	95,838
Series MTN, SOFR + 2.36%, 5.87%, 6/8/2034 (c)	750,000	762,420
Series MTN, SOFR + 2.05%, 6.05%, 6/8/2027 (c)	750,000	761,857
Series MTN, SOFR + 2.30%, 6.12%, 10/28/2033 (c)	350,000	364,192
Security Description	Principal Amount	Value
U.S. Bancorp:
Series MTN, 1.38%, 7/22/2030 (b)	$150,000	$123,755
Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (c)	200,000	189,498
Series MTN, SOFR + 1.02%, 2.68%, 1/27/2033 (c)	200,000	168,656
Series DMTN, 3.00%, 7/30/2029	100,000	91,680
Series MTN, 3.10%, 4/27/2026	50,000	48,940
SOFR + 1.23%, 4.65%, 2/1/2029 (c)	200,000	197,970
SOFR + 1.60%, 4.84%, 2/1/2034 (c)	400,000	382,356
SOFR + 1.25%, 5.10%, 7/23/2030 (c)	165,000	164,655
SOFR + 1.56%, 5.38%, 1/23/2030 (c)	130,000	131,152
SOFR + 1.86%, 5.68%, 1/23/2035 (c)	500,000	504,660
SOFR + 2.02%, 5.78%, 6/12/2029 (c)	750,000	767,677
SOFR + 2.26%, 5.84%, 6/12/2034 (c)	250,000	254,867
SOFR + 2.09%, 5.85%, 10/21/2033 (c)	155,000	158,567
U.S. Bank NA SOFR + 0.69%, 4.51%, 10/22/2027 (c)	350,000	347,959
UBS AG:
1.25%, 6/1/2026	350,000	333,816
4.50%, 6/26/2048 (b)	1,000,000	848,290
5.65%, 9/11/2028	450,000	460,179
7.50%, 2/15/2028	500,000	535,375
Wells Fargo & Co.:
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (c)	200,000	188,344
Series MTN, 3 mo. USD Term SOFR + 1.26%, 2.57%, 2/11/2031 (c)	250,000	220,510
3.00%, 4/22/2026	250,000	244,547
3.00%, 10/23/2026	250,000	242,407
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	915,000	664,702
Series MTN, 3 mo. USD Term SOFR + 1.43%, 3.20%, 6/17/2027 (c)	110,000	107,438
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (c)	695,000	608,702
Series MTN, SOFR + 1.51%, 3.53%, 3/24/2028 (c)	665,000	645,230
Series MTN, 3 mo. USD Term SOFR + 1.57%, 3.58%, 5/22/2028 (c)	350,000	339,244
Series MTN, 4.15%, 1/24/2029	250,000	242,455

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
Series GMTN, 4.30%, 7/22/2027	$50,000	$49,353
Series MTN, 3 mo. USD Term SOFR + 4.03%, 4.48%, 4/4/2031 (c)	150,000	145,166
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (c)	1,250,000	1,045,725
Series MTN, SOFR + 1.98%, 4.81%, 7/25/2028 (c)	165,000	164,370
Series GMTN, 4.90%, 11/17/2045	150,000	130,080
Series MTN, SOFR + 2.10%, 4.90%, 7/25/2033 (c)	500,000	483,150
Series MTN, 3 mo. USD Term SOFR + 4.50%, 5.01%, 4/4/2051 (c)	1,500,000	1,337,340
SOFR + 1.50%, 5.20%, 1/23/2030 (c)	640,000	642,112
SOFR + 1.38%, 5.21%, 12/3/2035 (c)	150,000	146,174
5.38%, 11/2/2043	150,000	140,423
SOFR + 2.02%, 5.39%, 4/24/2034 (c)	760,000	750,584
SOFR + 1.78%, 5.50%, 1/23/2035 (c)	530,000	526,846
Series MTN, SOFR + 1.99%, 5.56%, 7/25/2034 (c)	600,000	598,602
Series MTN, SOFR + 1.74%, 5.57%, 7/25/2029 (c)	435,000	441,429
5.61%, 1/15/2044	325,000	311,288
Series MTN, SOFR + 1.07%, 5.71%, 4/22/2028 (c)	3,100,000	3,150,406
SOFR + 1.79%, 6.30%, 10/23/2029 (c)	270,000	280,692
SOFR + 2.06%, 6.49%, 10/23/2034 (c)	250,000	265,520
Wells Fargo Bank NA:
4.81%, 1/15/2026	250,000	250,790
5.25%, 12/11/2026	780,000	789,181
5.45%, 8/7/2026	470,000	475,678
Westpac Banking Corp.:
1.15%, 6/3/2026	100,000	95,399
2.15%, 6/3/2031	600,000	508,620
5 yr. CMT + 1.75%, 2.67%, 11/15/2035 (c)	40,000	34,053
2.85%, 5/13/2026	50,000	48,899
2.96%, 11/16/2040 (b)	530,000	376,968
3.35%, 3/8/2027 (b)	150,000	146,276
3.40%, 1/25/2028	100,000	96,167
5 yr. CMT + 2.00%, 4.11%, 7/24/2034 (c)	30,000	28,258
4.42%, 7/24/2039	25,000	22,135
Series GMTN, 4.60%, 10/20/2026	125,000	125,254
5.20%, 4/16/2026	350,000	352,905
1 yr. CMT + 2.68%, 5.41%, 8/10/2033 (c)	250,000	246,217
Security Description	Principal Amount	Value
5.46%, 11/18/2027	$250,000	$255,852
Series GMTN, 1 yr. CMT + 1.20%, 5.62%, 11/20/2035 (c)	200,000	196,824
6.82%, 11/17/2033	750,000	810,472
Zions Bancorp NA 3.25%, 10/29/2029	250,000	222,935
		221,618,934
BEVERAGES — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036	925,000	877,140
4.90%, 2/1/2046	2,750,000	2,504,232
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	500,000	468,535
4.00%, 4/13/2028	80,000	78,538
4.38%, 4/15/2038	215,000	194,584
4.75%, 1/23/2029 (b)	750,000	750,255
4.90%, 1/23/2031	65,000	64,923
4.95%, 1/15/2042	250,000	231,868
5.00%, 6/15/2034	250,000	247,032
5.45%, 1/23/2039	350,000	350,752
5.55%, 1/23/2049	350,000	345,667
5.80%, 1/23/2059	45,000	46,013
Brown-Forman Corp.:
4.00%, 4/15/2038	50,000	43,681
4.75%, 4/15/2033 (b)	200,000	195,060
Coca-Cola Co.:
1.00%, 3/15/2028	250,000	224,310
1.38%, 3/15/2031 (b)	200,000	163,718
1.45%, 6/1/2027	790,000	737,623
1.50%, 3/5/2028	60,000	54,619
2.00%, 3/5/2031	65,000	55,406
2.13%, 9/6/2029 (b)	150,000	134,394
2.25%, 1/5/2032 (b)	100,000	85,019
2.50%, 3/15/2051 (b)	250,000	146,475
2.60%, 6/1/2050	350,000	211,295
2.88%, 5/5/2041	100,000	72,726
3.00%, 3/5/2051	90,000	59,378
4.65%, 8/14/2034	110,000	107,029
5.00%, 5/13/2034	1,100,000	1,098,427
5.20%, 1/14/2055	100,000	95,114
5.30%, 5/13/2054	350,000	338,376
5.40%, 5/13/2064	90,000	86,520
Coca-Cola Femsa SAB de CV 1.85%, 9/1/2032	250,000	195,738
Constellation Brands, Inc.:
2.25%, 8/1/2031	250,000	207,818
2.88%, 5/1/2030	25,000	22,341
3.15%, 8/1/2029	100,000	92,116
3.75%, 5/1/2050	20,000	14,669
4.50%, 5/9/2047	50,000	41,447
4.65%, 11/15/2028	30,000	29,639

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
5.00%, 2/2/2026	$665,000	$664,222
Diageo Capital PLC:
2.13%, 4/29/2032	500,000	408,115
3.88%, 5/18/2028	200,000	194,734
5.30%, 10/24/2027	550,000	559,581
Diageo Investment Corp. 4.25%, 5/11/2042	25,000	21,293
Keurig Dr. Pepper, Inc.:
2.25%, 3/15/2031 (b)	40,000	33,842
3.20%, 5/1/2030	45,000	41,137
3.35%, 3/15/2051	280,000	187,628
3.80%, 5/1/2050	70,000	51,435
3.95%, 4/15/2029	200,000	191,854
4.50%, 4/15/2052 (b)	500,000	411,770
5.05%, 3/15/2029	665,000	666,742
5.30%, 3/15/2034 (b)	200,000	199,732
Molson Coors Beverage Co.:
3.00%, 7/15/2026	50,000	48,761
4.20%, 7/15/2046	530,000	423,634
Pepsico Singapore Financing I Pte. Ltd. 4.70%, 2/16/2034	250,000	241,982
PepsiCo, Inc.:
1.40%, 2/25/2031	40,000	32,658
1.63%, 5/1/2030	75,000	63,917
2.63%, 7/29/2029	50,000	45,833
2.75%, 3/19/2030	1,000,000	908,340
2.75%, 10/21/2051 (b)	200,000	124,426
2.85%, 2/24/2026	85,000	83,534
2.88%, 10/15/2049	100,000	65,050
3.38%, 7/29/2049	35,000	25,078
3.45%, 10/6/2046	150,000	110,366
3.60%, 2/18/2028	550,000	534,809
4.45%, 5/15/2028 (b)	100,000	99,899
4.45%, 2/15/2033	100,000	99,124
4.50%, 7/17/2029	100,000	99,739
4.55%, 2/13/2026	65,000	65,137
4.65%, 2/15/2053	850,000	742,704
4.80%, 7/17/2034 (b)	100,000	98,014
5.13%, 11/10/2026	65,000	65,818
5.25%, 7/17/2054 (b)	100,000	96,499
		18,379,884
BIOTECHNOLOGY — 0.3%
Amgen, Inc.:
1.65%, 8/15/2028	250,000	223,430
2.20%, 2/21/2027	820,000	777,688
2.30%, 2/25/2031 (b)	100,000	85,180
2.77%, 9/1/2053	65,000	37,827
3.15%, 2/21/2040	850,000	631,796
3.20%, 11/2/2027	250,000	240,502
3.38%, 2/21/2050	100,000	68,503
4.05%, 8/18/2029	500,000	480,895
4.20%, 2/22/2052	500,000	386,785
4.40%, 5/1/2045	50,000	41,400
4.56%, 6/15/2048	200,000	166,500
Security Description	Principal Amount	Value
4.66%, 6/15/2051	$150,000	$125,877
4.88%, 3/1/2053	500,000	428,865
5.25%, 3/2/2030	1,000,000	1,009,120
5.25%, 3/2/2033	680,000	675,199
5.51%, 3/2/2026	85,000	84,974
5.65%, 3/2/2053	910,000	877,249
5.75%, 3/2/2063	795,000	762,620
Biogen, Inc.:
2.25%, 5/1/2030 (b)	35,000	30,246
3.25%, 2/15/2051	308,000	197,369
Gilead Sciences, Inc.:
1.20%, 10/1/2027 (b)	295,000	268,978
1.65%, 10/1/2030	290,000	242,440
2.60%, 10/1/2040	350,000	242,224
2.80%, 10/1/2050	150,000	92,244
2.95%, 3/1/2027	25,000	24,146
3.65%, 3/1/2026	85,000	84,045
4.15%, 3/1/2047	120,000	96,091
4.50%, 2/1/2045	25,000	21,421
4.60%, 9/1/2035	100,000	94,240
4.75%, 3/1/2046	175,000	154,343
4.80%, 11/15/2029	695,000	693,777
4.80%, 4/1/2044	25,000	22,353
5.10%, 6/15/2035	50,000	49,191
5.50%, 11/15/2054	150,000	146,105
5.55%, 10/15/2053	850,000	836,689
5.60%, 11/15/2064	100,000	96,717
Illumina, Inc. 5.75%, 12/13/2027	100,000	102,615
Regeneron Pharmaceuticals, Inc.:
1.75%, 9/15/2030	35,000	29,139
2.80%, 9/15/2050	30,000	17,649
Royalty Pharma PLC:
2.20%, 9/2/2030	40,000	33,956
3.30%, 9/2/2040	65,000	47,013
3.55%, 9/2/2050 (b)	315,000	209,570
5.40%, 9/2/2034 (b)	250,000	243,405
5.90%, 9/2/2054	210,000	199,536
		11,379,912
CHEMICALS — 0.3%
Air Products & Chemicals, Inc.:
2.05%, 5/15/2030	20,000	17,357
2.70%, 5/15/2040	50,000	35,659
2.80%, 5/15/2050	35,000	21,989
4.60%, 2/8/2029	750,000	746,790
4.80%, 3/3/2033	250,000	245,460
Cabot Corp. 4.00%, 7/1/2029	25,000	23,890
Celanese U.S. Holdings LLC:
6.17%, 7/15/2027	600,000	609,288
6.38%, 7/15/2032	600,000	610,140
Dow Chemical Co.:
2.10%, 11/15/2030	500,000	424,425
3.60%, 11/15/2050	750,000	515,280

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
4.25%, 10/1/2034	$36,000	$32,680
4.38%, 11/15/2042	50,000	41,088
4.80%, 11/30/2028	100,000	99,505
4.80%, 5/15/2049	65,000	54,549
6.90%, 5/15/2053 (b)	500,000	551,245
DuPont de Nemours, Inc.:
4.73%, 11/15/2028	150,000	149,329
5.42%, 11/15/2048	610,000	606,596
Eastman Chemical Co.:
4.50%, 12/1/2028 (b)	100,000	98,141
5.00%, 8/1/2029	65,000	64,836
5.75%, 3/8/2033	250,000	254,257
Ecolab, Inc.:
1.65%, 2/1/2027	500,000	471,190
2.70%, 11/1/2026	150,000	145,249
2.75%, 8/18/2055	500,000	293,550
FMC Corp. 4.50%, 10/1/2049	100,000	76,513
Huntsman International LLC:
4.50%, 5/1/2029 (b)	20,000	19,076
5.70%, 10/15/2034	85,000	81,000
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	45,000	44,046
Linde, Inc.:
1.10%, 8/10/2030 (b)	500,000	413,165
3.20%, 1/30/2026	275,000	271,298
3.55%, 11/7/2042	25,000	19,717
LYB International Finance BV 4.88%, 3/15/2044	25,000	21,425
LYB International Finance III LLC:
2.25%, 10/1/2030	25,000	21,321
3.38%, 10/1/2040	280,000	204,641
3.63%, 4/1/2051	40,000	26,844
3.80%, 10/1/2060	30,000	19,838
4.20%, 10/15/2049	50,000	37,678
4.20%, 5/1/2050	50,000	37,312
5.50%, 3/1/2034	500,000	490,965
LyondellBasell Industries NV 4.63%, 2/26/2055 (b)	25,000	19,676
Mosaic Co.:
4.05%, 11/15/2027	250,000	244,830
5.63%, 11/15/2043	25,000	23,645
NewMarket Corp. 2.70%, 3/18/2031	750,000	637,492
Nutrien Ltd.:
2.95%, 5/13/2030	100,000	89,968
4.00%, 12/15/2026	50,000	49,318
4.13%, 3/15/2035	25,000	22,159
4.20%, 4/1/2029	85,000	82,456
4.90%, 3/27/2028	140,000	139,976
5.00%, 4/1/2049	150,000	132,660
5.80%, 3/27/2053 (b)	750,000	737,655
PPG Industries, Inc.:
1.20%, 3/15/2026	70,000	67,038
Security Description	Principal Amount	Value
2.80%, 8/15/2029	$100,000	$90,941
RPM International, Inc.:
2.95%, 1/15/2032	500,000	430,085
3.75%, 3/15/2027	50,000	48,884
4.25%, 1/15/2048	200,000	165,818
5.25%, 6/1/2045	25,000	23,264
Sherwin-Williams Co.:
2.20%, 3/15/2032 (b)	155,000	128,326
2.30%, 5/15/2030	60,000	52,369
2.95%, 8/15/2029	50,000	45,889
3.30%, 5/15/2050	100,000	66,354
3.45%, 6/1/2027	30,000	29,174
3.80%, 8/15/2049	50,000	36,667
4.50%, 6/1/2047	500,000	420,060
4.55%, 3/1/2028	100,000	99,284
Westlake Corp.:
3.13%, 8/15/2051	350,000	217,385
4.38%, 11/15/2047	150,000	118,128
5.00%, 8/15/2046	100,000	86,916
		12,203,749
COMMERCIAL SERVICES — 0.2%
Automatic Data Processing, Inc.:
1.25%, 9/1/2030	75,000	62,311
1.70%, 5/15/2028	60,000	54,780
Block Financial LLC 3.88%, 8/15/2030	30,000	27,698
California Institute of Technology 3.65%, 9/1/2119	45,000	28,623
Cintas Corp. No. 2 3.70%, 4/1/2027	150,000	146,994
Equifax, Inc.:
4.80%, 9/15/2029	350,000	345,838
5.10%, 12/15/2027	115,000	115,665
George Washington University Series 2018, 4.13%, 9/15/2048	100,000	81,801
Georgetown University Series 20A, 2.94%, 4/1/2050	25,000	16,189
Global Payments, Inc.:
1.20%, 3/1/2026	75,000	71,881
2.15%, 1/15/2027	100,000	94,793
2.90%, 5/15/2030	1,000,000	890,580
3.20%, 8/15/2029	500,000	458,370
4.45%, 6/1/2028	100,000	97,863
GXO Logistics, Inc. 1.65%, 7/15/2026	750,000	713,002
Massachusetts Institute of Technology:
Series F, 2.99%, 7/1/2050	100,000	67,483
3.96%, 7/1/2038	50,000	44,319
Moody's Corp.:
2.00%, 8/19/2031 (b)	100,000	83,088

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
2.75%, 8/19/2041	$350,000	$241,332
5.00%, 8/5/2034	70,000	68,501
Northwestern University Series 2017, 3.66%, 12/1/2057	150,000	110,484
PayPal Holdings, Inc.:
2.30%, 6/1/2030	55,000	48,206
2.65%, 10/1/2026	270,000	261,444
2.85%, 10/1/2029	30,000	27,414
3.25%, 6/1/2050	65,000	44,017
3.90%, 6/1/2027	70,000	68,976
5.05%, 6/1/2052 (b)	500,000	461,255
5.15%, 6/1/2034 (b)	250,000	248,520
President & Fellows of Harvard College:
3.15%, 7/15/2046	225,000	162,236
4.61%, 2/15/2035 (b)	350,000	340,004
Quanta Services, Inc.:
2.35%, 1/15/2032	55,000	45,526
3.05%, 10/1/2041 (b)	250,000	175,762
5.25%, 8/9/2034	350,000	342,387
RELX Capital, Inc. 4.00%, 3/18/2029	100,000	96,616
S&P Global, Inc.:
2.45%, 3/1/2027	545,000	521,015
2.50%, 12/1/2029 (b)	55,000	49,422
2.90%, 3/1/2032	70,000	61,036
3.25%, 12/1/2049	65,000	44,936
3.70%, 3/1/2052	525,000	392,054
3.90%, 3/1/2062	30,000	22,256
5.25%, 9/15/2033	250,000	252,575
Trustees of Princeton University Series 2020, 2.52%, 7/1/2050	20,000	12,427
Trustees of the University of Pennsylvania 3.61%, 2/15/2119	25,000	16,162
University of Chicago Series 20B, 2.76%, 4/1/2045	10,000	7,603
University of Southern California:
2.81%, 10/1/2050	50,000	32,012
3.03%, 10/1/2039	25,000	19,807
Series A, 3.23%, 10/1/2120	35,000	20,144
4.98%, 10/1/2053 (b)	490,000	457,797
Verisk Analytics, Inc.:
4.13%, 3/15/2029	120,000	116,321
5.25%, 6/5/2034	180,000	178,022
5.75%, 4/1/2033	115,000	118,127
		8,465,674
COMPUTERS — 0.3%
Apple, Inc.:
0.70%, 2/8/2026	200,000	192,174
Security Description	Principal Amount	Value
1.20%, 2/8/2028	$500,000	$451,800
1.25%, 8/20/2030 (b)	200,000	167,040
1.40%, 8/5/2028	500,000	448,795
1.65%, 5/11/2030	90,000	77,337
1.65%, 2/8/2031	200,000	168,224
2.05%, 9/11/2026	750,000	721,777
2.38%, 2/8/2041	50,000	34,412
2.40%, 8/20/2050	110,000	64,809
2.65%, 5/11/2050	300,000	186,321
2.65%, 2/8/2051	200,000	123,304
2.70%, 8/5/2051	350,000	217,522
2.80%, 2/8/2061	100,000	59,291
3.00%, 11/13/2027	100,000	96,554
3.20%, 5/11/2027	250,000	243,045
3.25%, 2/23/2026	150,000	148,119
3.25%, 8/8/2029	750,000	708,315
3.45%, 2/9/2045	350,000	267,921
3.85%, 5/4/2043	25,000	20,684
3.85%, 8/4/2046	150,000	120,729
3.95%, 8/8/2052	500,000	397,665
4.10%, 8/8/2062	750,000	595,365
4.38%, 5/13/2045	75,000	66,113
4.50%, 2/23/2036 (b)	350,000	341,274
4.65%, 2/23/2046	75,000	68,465
Dell International LLC/EMC Corp.:
4.90%, 10/1/2026	100,000	100,250
5.25%, 2/1/2028	500,000	505,790
5.75%, 2/1/2033 (b)	65,000	66,779
6.02%, 6/15/2026	371,000	376,417
6.20%, 7/15/2030	250,000	262,107
8.35%, 7/15/2046	252,000	319,977
DXC Technology Co.:
1.80%, 9/15/2026	100,000	94,615
2.38%, 9/15/2028	100,000	90,080
Hewlett Packard Enterprise Co.:
1.75%, 4/1/2026	150,000	144,479
6.20%, 10/15/2035 (b)	10,000	10,436
6.35%, 10/15/2045 (b)	10,000	10,361
HP, Inc.:
1.45%, 6/17/2026	200,000	190,776
4.00%, 4/15/2029	500,000	479,215
4.20%, 4/15/2032	200,000	187,244
6.00%, 9/15/2041	250,000	252,673
International Business Machines Corp.:
1.70%, 5/15/2027	850,000	793,670
1.95%, 5/15/2030	350,000	300,468
2.72%, 2/9/2032 (b)	100,000	85,890
2.85%, 5/15/2040	100,000	71,295
2.95%, 5/15/2050	100,000	62,959
3.30%, 5/15/2026	250,000	245,578
3.50%, 5/15/2029	215,000	203,788
4.15%, 7/27/2027	250,000	247,005

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
4.15%, 5/15/2039	$100,000	$85,948
4.25%, 5/15/2049	1,000,000	803,850
4.70%, 2/19/2046	325,000	282,522
5.88%, 11/29/2032	25,000	26,309
Leidos, Inc.:
2.30%, 2/15/2031	55,000	46,168
5.75%, 3/15/2033	95,000	96,403
Western Digital Corp.:
2.85%, 2/1/2029	30,000	26,696
3.10%, 2/1/2032	55,000	45,817
		12,502,620
CONSTRUCTION MATERIALS — 0.2%
Carrier Global Corp.:
2.49%, 2/15/2027	35,000	33,470
2.70%, 2/15/2031	250,000	217,180
2.72%, 2/15/2030	300,000	268,377
3.38%, 4/5/2040	515,000	396,818
3.58%, 4/5/2050	550,000	395,131
CRH SMW Finance DAC 5.20%, 5/21/2029	500,000	503,515
Fortune Brands Innovations, Inc.:
4.00%, 3/25/2032	200,000	184,386
5.88%, 6/1/2033	65,000	66,606
Johnson Controls International PLC 4.50%, 2/15/2047	320,000	265,376
Johnson Controls International PLC/Tyco Fire & Security Finance SCA:
1.75%, 9/15/2030	15,000	12,563
4.90%, 12/1/2032	125,000	121,857
5.50%, 4/19/2029	200,000	203,620
Martin Marietta Materials, Inc.:
2.40%, 7/15/2031	50,000	42,533
3.20%, 7/15/2051	70,000	45,415
4.25%, 12/15/2047	100,000	80,420
5.15%, 12/1/2034	645,000	634,112
5.50%, 12/1/2054	70,000	66,114
Masco Corp.:
2.00%, 2/15/2031	100,000	83,673
3.13%, 2/15/2051	500,000	315,025
4.50%, 5/15/2047 (b)	100,000	81,914
Mohawk Industries, Inc. 3.63%, 5/15/2030 (b)	100,000	92,355
Owens Corning:
3.95%, 8/15/2029	70,000	66,760
4.30%, 7/15/2047	100,000	79,578
5.70%, 6/15/2034 (b)	610,000	619,815
Trane Technologies Financing Ltd.:
3.80%, 3/21/2029	100,000	95,866
5.10%, 6/13/2034	650,000	642,570
5.25%, 3/3/2033	90,000	90,266
Security Description	Principal Amount	Value
Trane Technologies Global Holding Co. Ltd. 5.75%, 6/15/2043	$25,000	$25,195
Vulcan Materials Co.:
4.70%, 3/1/2048	100,000	86,177
5.70%, 12/1/2054	350,000	340,830
		6,157,517
COSMETICS/PERSONAL CARE — 0.1%
Kenvue, Inc.:
4.90%, 3/22/2033	150,000	147,462
5.05%, 3/22/2053	1,000,000	927,300
5.35%, 3/22/2026	500,000	504,765
Unilever Capital Corp.:
4.88%, 9/8/2028	200,000	201,574
5.00%, 12/8/2033	200,000	199,742
		1,980,843
DISTRIBUTION & WHOLESALE — 0.0% (a)
WW Grainger, Inc.:
4.45%, 9/15/2034	145,000	138,076
4.60%, 6/15/2045	50,000	44,620
		182,696
DIVERSIFIED FINANCIAL SERVICES — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.75%, 1/30/2026	225,000	217,687
2.45%, 10/29/2026	150,000	143,638
3.00%, 10/29/2028	500,000	462,885
3.30%, 1/30/2032	900,000	784,683
3.40%, 10/29/2033	150,000	127,774
3.65%, 7/21/2027	150,000	145,600
4.63%, 9/10/2029	300,000	293,292
4.95%, 9/10/2034	1,500,000	1,429,785
6.45%, 4/15/2027	750,000	773,430
Affiliated Managers Group, Inc.:
3.30%, 6/15/2030	70,000	63,971
5.50%, 8/20/2034	250,000	247,757
Air Lease Corp.:
1.88%, 8/15/2026	100,000	95,351
Series MTN, 2.88%, 1/15/2026	160,000	156,522
3.13%, 12/1/2030	100,000	88,668
3.63%, 4/1/2027 (b)	70,000	68,263
Series GMTN, 3.75%, 6/1/2026	150,000	147,673
5.10%, 3/1/2029	300,000	300,498
Series MTN, 5.20%, 7/15/2031	100,000	98,842
5.30%, 2/1/2028	150,000	151,261
5.85%, 12/15/2027	250,000	256,310
Aircastle Ltd. 4.25%, 6/15/2026	65,000	64,351

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
Ally Financial, Inc.:
2.20%, 11/2/2028	$100,000	$89,041
SOFR + 1.73%, 5.54%, 1/17/2031 (c)	165,000	162,609
SOFR + 2.29%, 6.18%, 7/26/2035 (c)	250,000	247,135
SOFR + 2.82%, 6.85%, 1/3/2030 (c)	200,000	207,442
SOFR + 3.26%, 6.99%, 6/13/2029 (c)	125,000	130,229
7.10%, 11/15/2027	200,000	211,056
American Express Co.:
1.65%, 11/4/2026	550,000	521,389
2.55%, 3/4/2027	165,000	157,933
SOFR + 1.76%, 4.42%, 8/3/2033 (b) (c)	250,000	237,575
4.90%, 2/13/2026	45,000	45,149
SOFR + 2.26%, 4.99%, 5/26/2033 (c)	105,000	102,597
SOFR + 0.93%, 5.04%, 7/26/2028 (c)	1,575,000	1,580,733
SOFR + 1.00%, 5.10%, 2/16/2028 (c)	845,000	849,622
SOFR + 1.28%, 5.28%, 7/27/2029 (c)	250,000	252,357
SOFR + 1.42%, 5.28%, 7/26/2035 (c)	420,000	415,267
SOFR + 1.09%, 5.53%, 4/25/2030 (c)	250,000	254,510
SOFR + 1.94%, 6.49%, 10/30/2031 (c)	85,000	90,774
Ameriprise Financial, Inc.:
4.50%, 5/13/2032	70,000	67,286
5.15%, 5/15/2033	60,000	59,858
5.70%, 12/15/2028 (b)	350,000	360,377
Apollo Global Management, Inc. 5.80%, 5/21/2054	135,000	135,574
Ares Management Corp. 5.60%, 10/11/2054	200,000	190,526
BGC Group, Inc. 8.00%, 5/25/2028	200,000	212,694
BlackRock Funding, Inc.:
4.60%, 7/26/2027	55,000	55,113
4.70%, 3/14/2029	115,000	115,122
4.90%, 1/8/2035	45,000	44,001
5.00%, 3/14/2034	495,000	489,139
5.25%, 3/14/2054	85,000	80,277
5.35%, 1/8/2055	390,000	373,179
Blackrock, Inc.:
1.90%, 1/28/2031	25,000	21,064
2.40%, 4/30/2030	45,000	39,937
3.20%, 3/15/2027	56,000	54,538
3.25%, 4/30/2029	60,000	56,685
4.75%, 5/25/2033	235,000	229,783
Security Description	Principal Amount	Value
Blackstone Reg Finance Co. LLC 5.00%, 12/6/2034	$350,000	$338,954
Brookfield Capital Finance LLC 6.09%, 6/14/2033	350,000	362,264
Brookfield Finance, Inc.:
2.72%, 4/15/2031	80,000	69,562
3.50%, 3/30/2051	50,000	34,524
3.90%, 1/25/2028	50,000	48,643
4.35%, 4/15/2030	100,000	96,340
4.70%, 9/20/2047	50,000	43,106
4.85%, 3/29/2029	100,000	99,272
5.68%, 1/15/2035	250,000	251,332
6.35%, 1/5/2034	100,000	105,274
Capital One Financial Corp.:
SOFR + 0.86%, 1.88%, 11/2/2027 (c)	300,000	283,527
SOFR + 1.27%, 2.62%, 11/2/2032 (c)	300,000	248,943
SOFR + 1.79%, 3.27%, 3/1/2030 (c)	200,000	184,702
3.75%, 7/28/2026	125,000	122,742
3.80%, 1/31/2028	250,000	241,292
SOFR + 2.06%, 4.93%, 5/10/2028 (c)	250,000	249,125
SOFR + 1.56%, 5.46%, 7/26/2030 (c)	750,000	752,490
SOFR + 2.08%, 5.47%, 2/1/2029 (c)	155,000	156,114
SOFR + 1.91%, 5.70%, 2/1/2030 (c)	85,000	86,179
SOFR + 2.60%, 5.82%, 2/1/2034 (c)	500,000	501,160
SOFR + 2.64%, 6.31%, 6/8/2029 (c)	750,000	774,690
SOFR + 2.86%, 6.38%, 6/8/2034 (c)	165,000	171,286
Cboe Global Markets, Inc. 1.63%, 12/15/2030	100,000	82,996
Charles Schwab Corp.:
0.90%, 3/11/2026	250,000	239,252
1.15%, 5/13/2026	50,000	47,753
1.65%, 3/11/2031	250,000	204,825
2.00%, 3/20/2028	500,000	458,195
2.30%, 5/13/2031	100,000	84,980
3.20%, 1/25/2028 (b)	50,000	47,855
3.45%, 2/13/2026	50,000	49,279
4.00%, 2/1/2029	50,000	48,478
SOFR + 2.21%, 5.64%, 5/19/2029 (c)	200,000	204,040
SOFR + 2.50%, 5.85%, 5/19/2034 (c)	500,000	514,510
SOFR + 2.01%, 6.14%, 8/24/2034 (c)	250,000	262,087
SOFR + 1.88%, 6.20%, 11/17/2029 (c)	140,000	145,832

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
CI Financial Corp. 3.20%, 12/17/2030	$250,000	$212,380
CME Group, Inc.:
2.65%, 3/15/2032	145,000	124,906
3.75%, 6/15/2028	100,000	97,306
Credit Suisse USA LLC 7.13%, 7/15/2032	50,000	55,332
Discover Financial Services:
4.10%, 2/9/2027	75,000	73,643
4.50%, 1/30/2026	50,000	49,787
6.70%, 11/29/2032 (b)	400,000	426,732
Eaton Vance Corp. 3.50%, 4/6/2027	150,000	146,133
Enact Holdings, Inc. 6.25%, 5/28/2029	1,000,000	1,017,680
Franklin Resources, Inc. 1.60%, 10/30/2030	100,000	83,181
Intercontinental Exchange, Inc.:
2.10%, 6/15/2030	30,000	25,926
2.65%, 9/15/2040	50,000	34,910
3.00%, 6/15/2050	25,000	15,910
3.00%, 9/15/2060	50,000	29,200
3.10%, 9/15/2027	100,000	96,081
3.63%, 9/1/2028	800,000	767,400
4.00%, 9/15/2027	200,000	197,050
4.25%, 9/21/2048	150,000	121,143
4.35%, 6/15/2029	85,000	83,206
4.60%, 3/15/2033	55,000	52,779
4.95%, 6/15/2052 (b)	95,000	84,938
5.20%, 6/15/2062	145,000	131,966
5.25%, 6/15/2031	780,000	787,660
Invesco Finance PLC 3.75%, 1/15/2026	50,000	49,467
Jefferies Financial Group, Inc.:
2.63%, 10/15/2031	250,000	210,760
2.75%, 10/15/2032 (b)	40,000	32,797
4.15%, 1/23/2030	50,000	47,708
4.85%, 1/15/2027	90,000	90,131
5.88%, 7/21/2028	110,000	112,459
6.20%, 4/14/2034	190,000	195,753
6.50%, 1/20/2043	50,000	53,097
Lazard Group LLC:
4.50%, 9/19/2028	100,000	97,880
6.00%, 3/15/2031	70,000	71,878
LPL Holdings, Inc. 5.70%, 5/20/2027	500,000	506,095
Mastercard, Inc.:
2.95%, 6/1/2029	100,000	93,263
3.30%, 3/26/2027	30,000	29,255
3.35%, 3/26/2030	50,000	46,721
3.50%, 2/26/2028	30,000	29,071
3.65%, 6/1/2049	100,000	75,604
3.85%, 3/26/2050	515,000	399,269
3.95%, 2/26/2048	30,000	24,041
4.10%, 1/15/2028	1,610,000	1,592,805
Security Description	Principal Amount	Value
4.35%, 1/15/2032	$200,000	$193,336
4.55%, 1/15/2035	90,000	86,274
4.88%, 3/9/2028	215,000	217,535
4.88%, 5/9/2034	235,000	231,426
Nasdaq, Inc.:
1.65%, 1/15/2031 (b)	200,000	164,390
2.50%, 12/21/2040	250,000	167,692
3.25%, 4/28/2050	40,000	26,794
3.95%, 3/7/2052	500,000	371,565
5.95%, 8/15/2053	500,000	504,020
Nomura Holdings, Inc.:
1.65%, 7/14/2026	150,000	142,678
2.33%, 1/22/2027	500,000	473,740
5.71%, 1/9/2026	500,000	503,380
5.78%, 7/3/2034 (b)	1,000,000	1,009,940
6.07%, 7/12/2028	400,000	411,120
ORIX Corp.:
2.25%, 3/9/2031	100,000	83,926
3.70%, 7/18/2027 (b)	50,000	48,579
4.00%, 4/13/2032	100,000	91,909
4.65%, 9/10/2029	250,000	245,927
Raymond James Financial, Inc. 3.75%, 4/1/2051	165,000	119,368
Stifel Financial Corp. 4.00%, 5/15/2030	100,000	94,374
Synchrony Financial:
2.88%, 10/28/2031	150,000	124,398
SOFR + 2.13%, 5.94%, 8/2/2030 (b) (c)	400,000	403,568
Visa, Inc.:
0.75%, 8/15/2027	45,000	41,034
1.10%, 2/15/2031 (b)	500,000	404,665
1.90%, 4/15/2027	500,000	472,725
2.05%, 4/15/2030	150,000	131,160
2.70%, 4/15/2040	350,000	255,325
2.75%, 9/15/2027	250,000	239,247
3.65%, 9/15/2047	100,000	76,484
4.15%, 12/14/2035 (b)	50,000	46,237
4.30%, 12/14/2045	200,000	171,146
Voya Financial, Inc.:
3.65%, 6/15/2026	50,000	49,183
5.00%, 9/20/2034	110,000	104,182
		38,051,045
ELECTRIC — 2.1%
AEP Texas, Inc.:
3.45%, 5/15/2051	50,000	33,202
Series H, 3.45%, 1/15/2050	100,000	67,278
3.80%, 10/1/2047	25,000	17,959
4.70%, 5/15/2032	200,000	191,370
AEP Transmission Co. LLC:
3.75%, 12/1/2047	100,000	74,204
3.80%, 6/15/2049	50,000	37,108
4.25%, 9/15/2048	20,000	15,946
5.15%, 4/1/2034	500,000	492,300
5.40%, 3/15/2053	1,000,000	953,360

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
AES Corp.:
1.38%, 1/15/2026	$250,000	$240,662
2.45%, 1/15/2031 (b)	500,000	416,870
Alabama Power Co.:
Series 20-A, 1.45%, 9/15/2030 (b)	50,000	41,395
3.13%, 7/15/2051	50,000	32,885
3.85%, 12/1/2042	75,000	59,510
Series A, 4.30%, 7/15/2048	65,000	53,355
Ameren Corp.:
1.75%, 3/15/2028	50,000	45,239
3.65%, 2/15/2026	50,000	49,364
5.00%, 1/15/2029	200,000	200,054
Ameren Illinois Co.:
3.70%, 12/1/2047	50,000	37,554
3.80%, 5/15/2028	25,000	24,226
4.15%, 3/15/2046	50,000	41,301
4.50%, 3/15/2049	50,000	42,277
4.95%, 6/1/2033	400,000	392,856
5.55%, 7/1/2054	250,000	246,437
American Electric Power Co., Inc.:
5 yr. CMT + 2.68%, 3.88%, 2/15/2062 (c)	250,000	235,545
Series J, 4.30%, 12/1/2028 (b)	100,000	97,706
5.20%, 1/15/2029	500,000	503,740
5.63%, 3/1/2033	190,000	191,883
Appalachian Power Co.:
4.40%, 5/15/2044	25,000	20,310
Series BB, 4.50%, 8/1/2032	85,000	80,015
7.00%, 4/1/2038	25,000	27,495
Arizona Public Service Co.:
2.65%, 9/15/2050 (b)	85,000	49,229
3.75%, 5/15/2046	25,000	18,459
4.20%, 8/15/2048	25,000	19,329
4.25%, 3/1/2049	50,000	38,930
4.35%, 11/15/2045	50,000	40,532
5.55%, 8/1/2033	350,000	350,322
5.70%, 8/15/2034	55,000	55,637
Baltimore Gas & Electric Co.:
2.25%, 6/15/2031	400,000	338,740
5.40%, 6/1/2053	500,000	476,370
6.35%, 10/1/2036	50,000	53,600
Berkshire Hathaway Energy Co.:
1.65%, 5/15/2031	30,000	24,377
2.85%, 5/15/2051	300,000	183,537
3.25%, 4/15/2028	30,000	28,566
3.70%, 7/15/2030	250,000	235,285
4.25%, 10/15/2050	500,000	394,930
4.50%, 2/1/2045	50,000	43,281
4.60%, 5/1/2053	500,000	415,145
5.15%, 11/15/2043	150,000	142,338
Black Hills Corp.:
3.15%, 1/15/2027	25,000	24,126
Security Description	Principal Amount	Value
3.88%, 10/15/2049	$100,000	$72,449
4.35%, 5/1/2033	30,000	27,636
5.95%, 3/15/2028	200,000	205,978
6.00%, 1/15/2035	40,000	41,264
CenterPoint Energy Houston Electric LLC:
Series AE, 2.35%, 4/1/2031	55,000	46,866
Series Z, 2.40%, 9/1/2026	50,000	48,215
Series AA, 3.00%, 2/1/2027	100,000	96,760
Series AF, 3.35%, 4/1/2051	350,000	239,799
3.95%, 3/1/2048	50,000	38,415
Series AC, 4.25%, 2/1/2049	200,000	161,226
4.95%, 4/1/2033	500,000	488,375
CenterPoint Energy, Inc.:
2.65%, 6/1/2031	40,000	34,378
5.40%, 6/1/2029	500,000	505,655
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	20,000	16,657
CMS Energy Corp.:
3.45%, 8/15/2027	50,000	48,385
5 yr. CMT + 4.12%, 4.75%, 6/1/2050 (c)	50,000	47,160
Commonwealth Edison Co.:
Series 131, 2.75%, 9/1/2051	285,000	169,538
Series 130, 3.13%, 3/15/2051	150,000	97,179
Series 132, 3.15%, 3/15/2032	100,000	87,918
Series 123, 3.75%, 8/15/2047	150,000	111,996
4.00%, 3/1/2048	125,000	97,562
5.30%, 6/1/2034	55,000	55,139
5.65%, 6/1/2054	65,000	64,125
Connecticut Light & Power Co.:
Series A, 3.20%, 3/15/2027	150,000	145,476
Series A, 4.15%, 6/1/2045	100,000	81,622
4.90%, 7/1/2033	350,000	341,974
5.25%, 1/15/2053	1,000,000	945,340
Consolidated Edison Co. of New York, Inc.:
2.40%, 6/15/2031 (b)	200,000	171,702
Series C, 3.00%, 12/1/2060	150,000	88,329
3.20%, 12/1/2051	500,000	326,620
3.60%, 6/15/2061	250,000	169,957
3.70%, 11/15/2059	85,000	59,266
3.85%, 6/15/2046	50,000	38,130
Series 20B, 3.95%, 4/1/2050	250,000	195,150
Series D, 4.00%, 12/1/2028	100,000	97,405
Series A, 4.13%, 5/15/2049	100,000	78,660
4.45%, 3/15/2044	75,000	64,052
4.50%, 5/15/2058	100,000	80,298
5.13%, 3/15/2035 (b)	100,000	98,357
5.38%, 5/15/2034	160,000	161,822
5.50%, 3/15/2034	200,000	203,606

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
5.50%, 3/15/2055	$1,100,000	$1,059,850
5.70%, 5/15/2054 (b)	200,000	198,956
5.90%, 11/15/2053	100,000	101,723
Series 06-B, 6.20%, 6/15/2036	25,000	26,464
Constellation Energy Generation LLC:
5.60%, 3/1/2028	125,000	127,470
5.75%, 3/15/2054	120,000	116,809
5.80%, 3/1/2033	145,000	148,267
6.50%, 10/1/2053	250,000	265,850
Consumers Energy Co.:
3.25%, 8/15/2046	50,000	36,049
3.75%, 2/15/2050	50,000	37,817
4.05%, 5/15/2048	100,000	79,734
4.63%, 5/15/2033	100,000	96,437
4.65%, 3/1/2028 (b)	300,000	299,001
4.70%, 1/15/2030	175,000	173,679
4.90%, 2/15/2029	100,000	100,290
Dayton Power & Light Co. 3.95%, 6/15/2049	30,000	22,007
Dominion Energy South Carolina, Inc.:
Series A, 2.30%, 12/1/2031	150,000	125,502
6.25%, 10/15/2053	205,000	220,590
Dominion Energy, Inc.:
Series A, 1.45%, 4/15/2026	75,000	71,933
Series C, 2.25%, 8/15/2031	45,000	37,478
Series D, 2.85%, 8/15/2026	25,000	24,270
Series B, 3.30%, 4/15/2041	565,000	416,055
Series C, 3.38%, 4/1/2030	350,000	321,986
4.70%, 12/1/2044	130,000	109,867
5.38%, 11/15/2032	350,000	350,577
5 yr. CMT + 2.21%, 6.63%, 5/15/2055 (b) (c)	1,500,000	1,527,525
Series B, 5 yr. CMT + 2.51%, 7.00%, 6/1/2054 (b) (c)	350,000	369,271
DTE Electric Co.:
2.25%, 3/1/2030 (b)	500,000	440,575
Series A, 3.00%, 3/1/2032	100,000	87,822
3.70%, 6/1/2046	75,000	56,939
DTE Energy Co.:
Series C, 3.40%, 6/15/2029	164,000	153,414
4.88%, 6/1/2028	290,000	289,089
4.95%, 7/1/2027	65,000	65,252
5.10%, 3/1/2029	200,000	200,446
5.85%, 6/1/2034	250,000	256,725
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	150,000	134,901
2.55%, 4/15/2031	75,000	64,955
2.85%, 3/15/2032	155,000	134,092
3.20%, 8/15/2049	100,000	66,646
3.45%, 4/15/2051	90,000	62,086
3.88%, 3/15/2046	150,000	116,070
3.95%, 11/15/2028 (b)	100,000	97,122
Security Description	Principal Amount	Value
4.25%, 12/15/2041	$130,000	$109,986
4.95%, 1/15/2033	250,000	245,987
5.35%, 1/15/2053	500,000	475,480
5.40%, 1/15/2054	750,000	720,315
Duke Energy Corp.:
2.55%, 6/15/2031	100,000	85,484
2.65%, 9/1/2026	50,000	48,402
3.15%, 8/15/2027	100,000	96,003
3.30%, 6/15/2041	850,000	622,973
3.50%, 6/15/2051	100,000	67,623
3.75%, 9/1/2046	250,000	184,057
3.95%, 8/15/2047	150,000	111,616
4.50%, 8/15/2032	2,000,000	1,905,240
4.85%, 1/5/2027	250,000	250,662
5.00%, 8/15/2052	500,000	436,425
5.45%, 6/15/2034	145,000	144,778
5.80%, 6/15/2054	125,000	121,980
5 yr. CMT + 2.59%, 6.45%, 9/1/2054 (b) (c)	300,000	304,689
Duke Energy Florida LLC:
2.50%, 12/1/2029	150,000	134,775
3.20%, 1/15/2027	250,000	243,377
6.40%, 6/15/2038	50,000	53,785
Duke Energy Indiana LLC 2.75%, 4/1/2050	65,000	39,192
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	28,000	20,691
Duke Energy Progress LLC:
2.50%, 8/15/2050	100,000	57,794
3.40%, 4/1/2032	145,000	129,858
3.60%, 9/15/2047	50,000	36,304
3.70%, 9/1/2028	50,000	48,145
4.20%, 8/15/2045	150,000	121,338
5.10%, 3/15/2034	50,000	49,462
Edison International:
4.13%, 3/15/2028 (b)	50,000	48,482
5.25%, 11/15/2028	285,000	285,496
6.95%, 11/15/2029	300,000	320,574
Emera U.S. Finance LP 4.75%, 6/15/2046	130,000	107,830
Enel Chile SA 4.88%, 6/12/2028	50,000	49,261
Entergy Arkansas LLC:
2.65%, 6/15/2051	100,000	59,166
3.35%, 6/15/2052	100,000	67,087
4.20%, 4/1/2049	25,000	19,884
Entergy Corp.:
1.90%, 6/15/2028	125,000	112,902
2.40%, 6/15/2031	150,000	126,726
2.95%, 9/1/2026	50,000	48,544
5 yr. CMT + 2.67%, 7.13%, 12/1/2054 (c)	1,750,000	1,783,670
Entergy Louisiana LLC:
3.05%, 6/1/2031	25,000	22,258
3.10%, 6/15/2041	250,000	179,422
3.25%, 4/1/2028	200,000	190,162

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
4.20%, 4/1/2050	$50,000	$39,340
5.35%, 3/15/2034	500,000	499,930
Entergy Mississippi LLC:
2.85%, 6/1/2028	25,000	23,447
3.50%, 6/1/2051	145,000	100,750
3.85%, 6/1/2049	125,000	92,993
Entergy Texas, Inc.:
1.75%, 3/15/2031	85,000	70,040
3.55%, 9/30/2049	25,000	17,563
5.80%, 9/1/2053 (b)	640,000	640,531
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	25,000	16,534
4.13%, 3/1/2042	30,000	24,466
5.70%, 3/15/2053	135,000	132,824
5.90%, 11/15/2033	150,000	155,122
Evergy Metro, Inc.:
Series 2020, 2.25%, 6/1/2030	50,000	43,320
Series 2019, 4.13%, 4/1/2049	100,000	77,522
4.20%, 6/15/2047	25,000	19,725
4.20%, 3/15/2048	50,000	39,533
5.40%, 4/1/2034	100,000	100,063
Evergy, Inc. 5 yr. CMT + 2.56%, 6.65%, 6/1/2055 (c)	350,000	350,882
Eversource Energy:
2.90%, 3/1/2027	100,000	95,945
3.38%, 3/1/2032	100,000	87,608
Series O, 4.25%, 4/1/2029	25,000	24,157
5.45%, 3/1/2028 (b)	360,000	364,594
5.95%, 2/1/2029	250,000	257,600
5.95%, 7/15/2034 (b)	500,000	512,795
Exelon Corp.:
2.75%, 3/15/2027	100,000	95,745
3.35%, 3/15/2032	100,000	88,592
3.40%, 4/15/2026	100,000	98,355
4.10%, 3/15/2052	350,000	266,486
4.70%, 4/15/2050	250,000	211,342
5.10%, 6/15/2045	330,000	298,600
5.15%, 3/15/2028	550,000	553,421
5.30%, 3/15/2033	100,000	99,708
5.45%, 3/15/2034	1,000,000	999,120
5.60%, 3/15/2053	100,000	96,417
FirstEnergy Corp. Series B, 3.90%, 7/15/2027	500,000	487,575
FirstEnergy Transmission LLC 4.55%, 1/15/2030 (d)	350,000	340,658
Florida Power & Light Co.:
2.45%, 2/3/2032	500,000	422,080
2.88%, 12/4/2051	750,000	470,385
3.15%, 10/1/2049 (b)	30,000	20,218
3.95%, 3/1/2048	85,000	66,796
3.99%, 3/1/2049	25,000	19,594
4.05%, 10/1/2044	50,000	40,658
4.13%, 6/1/2048	100,000	80,056
Security Description	Principal Amount	Value
5.10%, 4/1/2033	$500,000	$496,840
5.30%, 6/15/2034	250,000	251,072
Fortis, Inc. 3.06%, 10/4/2026	50,000	48,435
Georgia Power Co.:
Series A, 3.25%, 3/15/2051	570,000	384,077
4.55%, 3/15/2030	100,000	98,374
5.13%, 5/15/2052 (b)	500,000	464,610
Idaho Power Co. Series MTN, 5.80%, 4/1/2054	250,000	249,857
Indiana Michigan Power Co.:
3.25%, 5/1/2051	45,000	29,548
4.25%, 8/15/2048	15,000	11,798
Interstate Power & Light Co.:
3.50%, 9/30/2049	50,000	34,968
3.70%, 9/15/2046	50,000	37,022
4.10%, 9/26/2028	50,000	48,541
4.95%, 9/30/2034	300,000	288,834
5.45%, 9/30/2054	55,000	52,096
IPALCO Enterprises, Inc. 4.25%, 5/1/2030	100,000	94,188
ITC Holdings Corp. 3.35%, 11/15/2027	50,000	48,154
Jersey Central Power & Light Co. 5.10%, 1/15/2035 (d)	350,000	341,621
MidAmerican Energy Co. 3.95%, 8/1/2047	150,000	116,784
National Grid PLC 5.42%, 1/11/2034	350,000	348,722
National Rural Utilities Cooperative Finance Corp.:
Series MTN, 1.00%, 6/15/2026	100,000	94,937
1.35%, 3/15/2031	50,000	40,066
Series MTN, 1.65%, 6/15/2031	200,000	162,104
3.40%, 2/7/2028	50,000	48,022
3.90%, 11/1/2028	100,000	96,619
4.02%, 11/1/2032	50,000	46,252
4.12%, 9/16/2027	60,000	59,196
Series GMTN, 4.85%, 2/7/2029	250,000	250,047
Series GMTN, 5.00%, 2/7/2031	250,000	251,160
Series MTN, 5.05%, 9/15/2028	500,000	503,510
NextEra Energy Capital Holdings, Inc.:
2.25%, 6/1/2030	250,000	216,320
2.44%, 1/15/2032	500,000	417,350
2.75%, 11/1/2029 (b)	165,000	149,503
3.50%, 4/1/2029	100,000	94,356
3.55%, 5/1/2027	100,000	97,446

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 2.41%, 4.80%, 12/1/2077 (b) (c)	$25,000	$24,086
4.90%, 2/28/2028	1,500,000	1,501,275
4.90%, 3/15/2029	200,000	199,460
4.95%, 1/29/2026	455,000	456,065
5.05%, 2/28/2033	500,000	490,590
5.25%, 3/15/2034	200,000	197,878
5.25%, 2/28/2053 (b)	500,000	459,950
5.55%, 3/15/2054	200,000	191,656
Northern States Power Co.:
2.60%, 6/1/2051	50,000	29,876
2.90%, 3/1/2050	30,000	19,190
3.60%, 9/15/2047	50,000	36,922
5.10%, 5/15/2053	350,000	323,802
NSTAR Electric Co. 3.20%, 5/15/2027	50,000	48,299
OGE Energy Corp. 5.45%, 5/15/2029	85,000	86,274
Oglethorpe Power Corp.:
5.05%, 10/1/2048	100,000	88,044
5.80%, 6/1/2054 (d)	50,000	49,047
6.20%, 12/1/2053	150,000	154,381
Ohio Power Co.:
Series Q, 1.63%, 1/15/2031	100,000	81,430
4.00%, 6/1/2049	20,000	15,022
5.00%, 6/1/2033	350,000	338,849
Oklahoma Gas & Electric Co.:
3.80%, 8/15/2028	50,000	48,251
5.40%, 1/15/2033 (b)	105,000	105,849
Oncor Electric Delivery Co. LLC:
2.75%, 5/15/2030	75,000	67,343
3.70%, 11/15/2028	200,000	192,262
3.80%, 9/30/2047	100,000	75,940
4.15%, 6/1/2032	75,000	70,210
4.65%, 11/1/2029 (d)	110,000	108,903
5.35%, 10/1/2052	100,000	94,562
5.55%, 6/15/2054 (d)	245,000	238,530
5.65%, 11/15/2033	355,000	364,216
7.50%, 9/1/2038	50,000	58,701
Pacific Gas & Electric Co.:
2.50%, 2/1/2031	350,000	299,593
3.25%, 6/1/2031	790,000	700,351
3.30%, 8/1/2040	350,000	261,562
3.50%, 8/1/2050	295,000	202,485
4.20%, 3/1/2029 (b)	70,000	67,516
4.20%, 6/1/2041	55,000	44,806
4.50%, 7/1/2040	250,000	215,540
4.55%, 7/1/2030	250,000	242,090
4.95%, 7/1/2050	250,000	216,922
5.25%, 3/1/2052	500,000	448,700
5.90%, 10/1/2054	555,000	549,517
6.15%, 1/15/2033	250,000	259,605
6.75%, 1/15/2053	1,000,000	1,090,670
Security Description	Principal Amount	Value
PacifiCorp:
2.70%, 9/15/2030	$320,000	$282,682
2.90%, 6/15/2052	200,000	119,198
3.30%, 3/15/2051	65,000	42,251
5.10%, 2/15/2029	1,000,000	1,005,650
5.35%, 12/1/2053	1,100,000	1,010,009
5.45%, 2/15/2034	550,000	546,815
5.50%, 5/15/2054	350,000	327,540
5.80%, 1/15/2055	250,000	243,710
PECO Energy Co.:
3.05%, 3/15/2051	45,000	29,022
3.90%, 3/1/2048	125,000	96,833
5.25%, 9/15/2054	210,000	198,828
PG&E Wildfire Recovery Funding LLC:
Series A-1, 3.59%, 6/1/2032	281,509	272,503
Series A-2, 4.26%, 6/1/2038	500,000	468,750
Series A-4, 4.45%, 12/1/2049	500,000	434,745
Series A-2, 4.72%, 6/1/2039	300,000	288,240
Series A-4, 5.21%, 12/1/2049	500,000	479,195
PPL Capital Funding, Inc. 5.25%, 9/1/2034	115,000	113,245
PPL Electric Utilities Corp.:
3.00%, 10/1/2049	70,000	45,956
3.95%, 6/1/2047	50,000	39,249
5.00%, 5/15/2033	145,000	143,247
5.25%, 5/15/2053	585,000	558,798
Public Service Co. of Colorado:
Series 35, 1.90%, 1/15/2031	500,000	417,355
Series 34, 3.20%, 3/1/2050	30,000	19,909
3.80%, 6/15/2047	150,000	111,424
5.35%, 5/15/2034	80,000	80,101
5.75%, 5/15/2054	600,000	599,724
Public Service Co. of Oklahoma:
5.20%, 1/15/2035	65,000	63,000
5.25%, 1/15/2033	200,000	197,268
Public Service Electric & Gas Co.:
Series MTN, 0.95%, 3/15/2026 (b)	150,000	143,638
Series MTN, 2.05%, 8/1/2050	50,000	26,362
Series MTN, 3.00%, 3/1/2051	150,000	96,893
Series MTN, 3.20%, 5/15/2029	50,000	46,898
Series MTN, 3.20%, 8/1/2049	30,000	20,485
Series MTN, 3.60%, 12/1/2047	100,000	73,669
Series MTN, 3.65%, 9/1/2042	50,000	38,938

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
Series MTN, 3.70%, 5/1/2028	$50,000	$48,334
4.85%, 8/1/2034	200,000	194,534
Series MTN, 4.90%, 12/15/2032	625,000	619,331
Series MTN, 5.20%, 3/1/2034	250,000	249,272
Public Service Enterprise Group, Inc.:
1.60%, 8/15/2030	100,000	83,237
2.45%, 11/15/2031	100,000	84,383
5.20%, 4/1/2029	55,000	55,587
5.45%, 4/1/2034 (b)	55,000	54,896
Puget Energy, Inc. 4.22%, 3/15/2032	180,000	164,531
Puget Sound Energy, Inc.:
3.25%, 9/15/2049	65,000	43,354
4.22%, 6/15/2048	65,000	52,103
5.33%, 6/15/2034	195,000	193,639
5.80%, 3/15/2040	50,000	50,036
San Diego Gas & Electric Co.:
Series VVV, 1.70%, 10/1/2030	150,000	125,763
Series WWW, 2.95%, 8/15/2051	350,000	225,764
Series RRR, 3.75%, 6/1/2047	50,000	37,406
5.35%, 4/1/2053	300,000	282,879
5.55%, 4/15/2054	250,000	242,687
Sempra:
3.25%, 6/15/2027	300,000	288,744
3.40%, 2/1/2028	30,000	28,670
3.80%, 2/1/2038	100,000	82,694
4.00%, 2/1/2048	30,000	22,745
5.40%, 8/1/2026	200,000	201,656
5.50%, 8/1/2033 (b)	200,000	200,576
5 yr. CMT + 2.63%, 6.40%, 10/1/2054 (c)	300,000	297,303
5 yr. CMT + 2.79%, 6.88%, 10/1/2054 (c)	500,000	505,265
Sierra Pacific Power Co. 2.60%, 5/1/2026	50,000	48,667
Southern California Edison Co.:
2.25%, 6/1/2030	100,000	86,819
2.75%, 2/1/2032	125,000	106,709
2.85%, 8/1/2029	115,000	105,016
Series 20A, 2.95%, 2/1/2051	500,000	314,100
Series C, 3.60%, 2/1/2045	50,000	36,876
3.65%, 2/1/2050	250,000	178,897
Series B, 3.65%, 3/1/2028	100,000	96,302
Series 2013-A, 3.90%, 3/15/2043	50,000	39,340
4.00%, 4/1/2047	191,000	147,099
Series A, 4.20%, 3/1/2029	100,000	96,910
4.40%, 9/6/2026	350,000	348,642
Security Description	Principal Amount	Value
4.50%, 9/1/2040	$25,000	$21,874
4.88%, 2/1/2027	350,000	351,176
5.15%, 6/1/2029	250,000	251,522
5.30%, 3/1/2028	250,000	253,135
5.35%, 3/1/2026	500,000	503,455
5.45%, 6/1/2031	85,000	86,352
5.88%, 12/1/2053	350,000	348,715
Southern Co.:
3.25%, 7/1/2026	250,000	244,940
Series B, 5 yr. CMT + 3.73%, 4.00%, 1/15/2051 (c)	500,000	488,995
4.25%, 7/1/2036	250,000	224,717
4.40%, 7/1/2046	2,000,000	1,655,620
4.85%, 6/15/2028 (b)	500,000	500,520
5.50%, 3/15/2029	250,000	255,070
5.70%, 3/15/2034	250,000	255,402
Southern Power Co.:
0.90%, 1/15/2026	250,000	240,097
Series F, 4.95%, 12/15/2046	150,000	130,993
Southwestern Electric Power Co.:
Series N, 1.65%, 3/15/2026	300,000	288,696
Series K, 2.75%, 10/1/2026	50,000	48,215
3.25%, 11/1/2051 (b)	250,000	159,125
Series M, 4.10%, 9/15/2028 (b)	25,000	24,258
Southwestern Public Service Co. 3.75%, 6/15/2049 (b)	100,000	72,519
Tampa Electric Co.:
3.63%, 6/15/2050	150,000	106,836
4.30%, 6/15/2048	50,000	40,110
4.45%, 6/15/2049	25,000	20,566
Tucson Electric Power Co.:
3.25%, 5/1/2051	35,000	22,963
4.85%, 12/1/2048 (b)	50,000	43,386
5.50%, 4/15/2053	200,000	190,262
Union Electric Co.:
2.15%, 3/15/2032	250,000	205,075
3.50%, 3/15/2029	250,000	237,132
4.00%, 4/1/2048	50,000	38,714
5.20%, 4/1/2034	50,000	49,663
Virginia Electric & Power Co.:
2.45%, 12/15/2050	375,000	211,286
Series B, 2.95%, 11/15/2026	30,000	29,111
3.30%, 12/1/2049	50,000	33,889
Series B, 3.75%, 5/15/2027	155,000	151,751
4.60%, 12/1/2048	250,000	210,170
5.05%, 8/15/2034 (b)	105,000	102,476
5.35%, 1/15/2054	350,000	329,490
5.45%, 4/1/2053	500,000	476,310
8.88%, 11/15/2038	50,000	64,893
WEC Energy Group, Inc.:
1.80%, 10/15/2030	86,000	71,912

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
2.20%, 12/15/2028 (b)	$100,000	$90,187
4.75%, 1/9/2026	385,000	385,115
5.60%, 9/12/2026	65,000	65,833
Wisconsin Electric Power Co. 4.30%, 10/15/2048	25,000	20,586
Wisconsin Power & Light Co.:
1.95%, 9/16/2031	275,000	224,106
4.95%, 4/1/2033	90,000	87,518
Wisconsin Public Service Corp. 4.55%, 12/1/2029	400,000	394,616
Xcel Energy, Inc.:
1.75%, 3/15/2027	500,000	468,065
2.60%, 12/1/2029	100,000	89,335
4.00%, 6/15/2028	50,000	48,377
5.45%, 8/15/2033	500,000	496,615
5.50%, 3/15/2034 (b)	100,000	99,543
		84,591,978
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (a)
Emerson Electric Co.:
0.88%, 10/15/2026	65,000	61,058
1.95%, 10/15/2030	50,000	42,862
2.00%, 12/21/2028	200,000	180,470
2.20%, 12/21/2031	700,000	587,965
		872,355
ELECTRONICS — 0.2%
Agilent Technologies, Inc. 2.75%, 9/15/2029	50,000	45,380
Allegion PLC 3.50%, 10/1/2029	50,000	46,716
Allegion U.S. Holding Co., Inc.:
3.55%, 10/1/2027	50,000	48,225
5.60%, 5/29/2034	200,000	201,080
Amphenol Corp.:
2.20%, 9/15/2031	60,000	50,239
2.80%, 2/15/2030	100,000	90,461
4.35%, 6/1/2029	50,000	48,970
4.75%, 3/30/2026	65,000	65,009
5.00%, 1/15/2035	185,000	180,608
5.05%, 4/5/2027	55,000	55,485
5.05%, 4/5/2029	100,000	100,462
5.25%, 4/5/2034	100,000	100,402
Arrow Electronics, Inc.:
3.88%, 1/12/2028	25,000	24,070
5.15%, 8/21/2029	160,000	159,227
5.88%, 4/10/2034	65,000	65,281
Avnet, Inc. 3.00%, 5/15/2031	100,000	85,102
Flex Ltd.:
3.75%, 2/1/2026	50,000	49,288
4.88%, 6/15/2029	75,000	73,520
5.25%, 1/15/2032	65,000	64,080
6.00%, 1/15/2028	355,000	362,068
Fortive Corp. 3.15%, 6/15/2026	50,000	48,872
Security Description	Principal Amount	Value
Honeywell International, Inc.:
1.10%, 3/1/2027	$200,000	$186,176
1.75%, 9/1/2031	160,000	131,069
1.95%, 6/1/2030	250,000	215,447
2.50%, 11/1/2026	150,000	144,882
2.70%, 8/15/2029	60,000	55,003
4.25%, 1/15/2029 (b)	160,000	157,782
4.50%, 1/15/2034	175,000	166,932
4.88%, 9/1/2029 (b)	150,000	150,924
4.95%, 9/1/2031	250,000	250,010
5.00%, 3/1/2035	150,000	146,914
5.25%, 3/1/2054	1,650,000	1,548,475
5.35%, 3/1/2064	150,000	140,358
Hubbell, Inc.:
2.30%, 3/15/2031	60,000	50,955
3.35%, 3/1/2026	50,000	49,181
Jabil, Inc.:
1.70%, 4/15/2026	65,000	62,381
3.60%, 1/15/2030	25,000	23,066
3.95%, 1/12/2028	25,000	24,181
5.45%, 2/1/2029	155,000	156,133
Keysight Technologies, Inc.:
3.00%, 10/30/2029	50,000	45,601
4.60%, 4/6/2027	30,000	29,860
4.95%, 10/15/2034	85,000	81,781
TD SYNNEX Corp. 6.10%, 4/12/2034	85,000	87,270
Trimble, Inc. 4.90%, 6/15/2028	50,000	49,956
Tyco Electronics Group SA:
2.50%, 2/4/2032	45,000	38,182
3.70%, 2/15/2026	50,000	49,487
4.50%, 2/13/2026	150,000	149,997
4.63%, 2/1/2030	200,000	198,002
		6,354,550
ENGINEERING & CONSTRUCTION — 0.0% (a)
Jacobs Engineering Group, Inc. 6.35%, 8/18/2028	350,000	364,105
MasTec, Inc. 5.90%, 6/15/2029	500,000	508,490
		872,595
ENTERTAINMENT — 0.1%
Warnermedia Holdings, Inc.:
3.76%, 3/15/2027	685,000	660,005
4.05%, 3/15/2029	500,000	465,155
4.28%, 3/15/2032 (b)	645,000	568,264
5.05%, 3/15/2042	1,550,000	1,243,999
5.14%, 3/15/2052	1,250,000	930,625
5.39%, 3/15/2062	500,000	368,000
		4,236,048
ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
1.45%, 2/15/2031	100,000	81,129

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
2.90%, 7/1/2026	$45,000	$43,989
3.38%, 11/15/2027	60,000	58,023
3.95%, 5/15/2028	150,000	146,127
4.88%, 4/1/2029	220,000	219,567
5.00%, 12/15/2033	350,000	344,466
5.20%, 11/15/2034	100,000	99,034
Veralto Corp. 5.35%, 9/18/2028	500,000	506,395
Waste Connections, Inc.:
2.20%, 1/15/2032	115,000	94,821
2.95%, 1/15/2052	115,000	71,712
3.05%, 4/1/2050	20,000	12,906
3.50%, 5/1/2029	50,000	47,277
5.00%, 3/1/2034	300,000	292,752
Waste Management, Inc.:
1.15%, 3/15/2028	30,000	26,847
1.50%, 3/15/2031	30,000	24,408
2.00%, 6/1/2029	75,000	66,683
2.50%, 11/15/2050	20,000	11,629
2.95%, 6/1/2041	55,000	39,884
4.50%, 3/15/2028	200,000	198,886
4.63%, 2/15/2030	250,000	247,352
4.63%, 2/15/2033 (b)	250,000	242,953
4.65%, 3/15/2030	200,000	197,512
4.80%, 3/15/2032 (b)	200,000	196,566
4.88%, 2/15/2029 (b)	200,000	200,834
4.95%, 7/3/2031	360,000	360,403
4.95%, 3/15/2035	135,000	131,373
5.35%, 10/15/2054	100,000	96,055
		4,059,583
FOOD — 0.4%
Campbell's Co.:
2.38%, 4/24/2030 (b)	15,000	13,136
4.15%, 3/15/2028	50,000	48,782
4.75%, 3/23/2035	210,000	198,122
4.80%, 3/15/2048	20,000	17,248
5.20%, 3/19/2027	50,000	50,475
5.20%, 3/21/2029	550,000	554,565
5.30%, 3/20/2026	35,000	35,228
5.40%, 3/21/2034 (b)	40,000	39,850
Conagra Brands, Inc.:
4.85%, 11/1/2028	1,000,000	994,510
5.30%, 10/1/2026	205,000	207,034
5.30%, 11/1/2038	265,000	249,415
5.40%, 11/1/2048 (b)	40,000	36,290
Flowers Foods, Inc. 2.40%, 3/15/2031	45,000	38,107
General Mills, Inc.:
3.00%, 2/1/2051 (b)	510,000	322,126
3.20%, 2/10/2027	100,000	97,100
4.20%, 4/17/2028	25,000	24,482
4.70%, 1/30/2027	60,000	59,980
4.95%, 3/29/2033	145,000	141,413
5.25%, 1/30/2035 (b)	250,000	246,160
5.50%, 10/17/2028	115,000	117,387
Security Description	Principal Amount	Value
Hershey Co.:
4.25%, 5/4/2028 (b)	$175,000	$173,317
4.50%, 5/4/2033 (b)	180,000	174,886
Hormel Foods Corp.:
1.70%, 6/3/2028	570,000	516,409
3.05%, 6/3/2051	45,000	29,228
Ingredion, Inc. 2.90%, 6/1/2030	100,000	89,777
J.M. Smucker Co.:
3.38%, 12/15/2027 (b)	100,000	96,880
4.25%, 3/15/2035	50,000	45,304
6.20%, 11/15/2033 (b)	125,000	131,936
6.50%, 11/15/2043	95,000	101,276
6.50%, 11/15/2053 (b)	1,145,000	1,229,741
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL:
5.75%, 4/1/2033	182,000	181,378
6.50%, 12/1/2052	500,000	505,490
6.75%, 3/15/2034	233,000	246,658
7.25%, 11/15/2053	500,000	550,955
Kellanova:
4.30%, 5/15/2028	100,000	98,357
4.50%, 4/1/2046	100,000	84,121
5.25%, 3/1/2033	70,000	69,957
5.75%, 5/16/2054	140,000	139,692
Kraft Heinz Foods Co.:
3.88%, 5/15/2027	750,000	734,940
4.38%, 6/1/2046	500,000	404,255
4.88%, 10/1/2049	750,000	642,637
Kroger Co.:
2.65%, 10/15/2026	50,000	48,241
3.70%, 8/1/2027	35,000	34,153
3.95%, 1/15/2050	550,000	412,868
4.45%, 2/1/2047	100,000	82,294
4.65%, 1/15/2048	100,000	83,902
5.00%, 9/15/2034	515,000	499,107
5.50%, 9/15/2054	360,000	338,746
5.65%, 9/15/2064	90,000	84,720
McCormick & Co., Inc.:
3.40%, 8/15/2027	100,000	96,858
4.70%, 10/15/2034	235,000	221,231
Mondelez International, Inc.:
1.50%, 2/4/2031	40,000	32,581
1.88%, 10/15/2032 (b)	75,000	60,236
2.63%, 3/17/2027	200,000	191,332
2.63%, 9/4/2050	35,000	20,461
2.75%, 4/13/2030	35,000	31,323
3.00%, 3/17/2032	200,000	173,592
4.75%, 8/28/2034 (b)	100,000	95,633
Pilgrim's Pride Corp. 6.25%, 7/1/2033	645,000	658,003
Sysco Corp.:
2.40%, 2/15/2030	10,000	8,824
2.45%, 12/14/2031	145,000	121,741

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
3.15%, 12/14/2051 (b)	$500,000	$322,845
3.25%, 7/15/2027	50,000	48,234
3.30%, 7/15/2026	100,000	97,954
3.30%, 2/15/2050	10,000	6,754
4.45%, 3/15/2048	50,000	40,830
4.85%, 10/1/2045	5,000	4,378
6.00%, 1/17/2034	350,000	366,891
6.60%, 4/1/2050	250,000	274,483
Tyson Foods, Inc.:
3.55%, 6/2/2027	150,000	145,560
4.55%, 6/2/2047	285,000	234,207
5.40%, 3/15/2029	395,000	399,464
5.70%, 3/15/2034	90,000	91,071
		15,067,121
FOREST PRODUCTS & PAPER — 0.0% (a)
Celulosa Arauco y Constitucion SA 3.88%, 11/2/2027	200,000	191,598
Georgia-Pacific LLC 7.75%, 11/15/2029	25,000	28,059
International Paper Co.:
4.35%, 8/15/2048	27,000	21,779
4.80%, 6/15/2044	500,000	439,925
Suzano Austria GmbH:
2.50%, 9/15/2028	125,000	111,616
3.13%, 1/15/2032	80,000	66,234
3.75%, 1/15/2031	150,000	132,433
5.00%, 1/15/2030	300,000	286,983
Suzano International Finance BV 5.50%, 1/17/2027	25,000	25,031
		1,303,658
GAS — 0.2%
Atmos Energy Corp.:
1.50%, 1/15/2031	100,000	82,028
2.63%, 9/15/2029	200,000	182,192
3.00%, 6/15/2027	150,000	144,433
4.15%, 1/15/2043	25,000	20,746
5.00%, 12/15/2054	140,000	125,979
6.20%, 11/15/2053	1,000,000	1,067,110
CenterPoint Energy Resources Corp. 5.25%, 3/1/2028	250,000	252,395
National Fuel Gas Co.:
3.95%, 9/15/2027	50,000	48,588
5.50%, 1/15/2026	30,000	30,124
NiSource, Inc.:
1.70%, 2/15/2031	100,000	81,808
2.95%, 9/1/2029	100,000	91,499
3.49%, 5/15/2027	50,000	48,635
4.38%, 5/15/2047	1,150,000	939,377
4.80%, 2/15/2044	30,000	26,468
5.20%, 7/1/2029	245,000	246,769
5.35%, 4/1/2034	500,000	496,135
Security Description	Principal Amount	Value
ONE Gas, Inc. 4.50%, 11/1/2048	$90,000	$74,452
Piedmont Natural Gas Co., Inc.:
2.50%, 3/15/2031	190,000	162,226
5.05%, 5/15/2052	750,000	658,020
5.10%, 2/15/2035	550,000	533,412
Southern California Gas Co.:
2.95%, 4/15/2027	110,000	105,819
3.75%, 9/15/2042	30,000	23,419
Series VV, 4.30%, 1/15/2049	50,000	40,510
Series MM, 5.13%, 11/15/2040	25,000	23,786
Southern Co. Gas Capital Corp.:
Series 20-A, 1.75%, 1/15/2031	500,000	411,630
4.40%, 5/30/2047	150,000	123,157
4.95%, 9/15/2034	350,000	338,716
5.75%, 9/15/2033	300,000	307,566
Southwest Gas Corp.:
3.70%, 4/1/2028 (b)	25,000	24,024
4.05%, 3/15/2032	90,000	83,567
5.45%, 3/23/2028	165,000	166,891
Spire Missouri, Inc. Series 2034, 5.15%, 8/15/2034	155,000	153,675
Washington Gas Light Co. Series MTN, 3.65%, 9/15/2049	50,000	35,897
		7,151,053
HAND & MACHINE TOOLS — 0.0% (a)
Kennametal, Inc. 4.63%, 6/15/2028	50,000	49,317
Regal Rexnord Corp.:
6.05%, 2/15/2026	500,000	504,580
6.05%, 4/15/2028	500,000	508,850
Snap-on, Inc. 3.10%, 5/1/2050	70,000	46,365
Stanley Black & Decker, Inc.:
2.75%, 11/15/2050 (b)	100,000	57,485
3.40%, 3/1/2026	35,000	34,421
4.25%, 11/15/2028 (b)	100,000	97,639
6.27%, 3/6/2026	250,000	250,062
		1,548,719
HEALTH CARE PRODUCTS — 0.3%
Abbott Laboratories:
1.40%, 6/30/2030 (b)	500,000	422,570
3.75%, 11/30/2026	85,000	83,993
4.75%, 11/30/2036	250,000	241,390
4.75%, 4/15/2043	25,000	23,464
4.90%, 11/30/2046	650,000	606,203
Agilent Technologies, Inc.:
4.20%, 9/9/2027	200,000	197,560

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
4.75%, 9/9/2034	$200,000	$190,486
Baxter International, Inc.:
1.73%, 4/1/2031	45,000	36,548
1.92%, 2/1/2027	600,000	565,668
2.27%, 12/1/2028	500,000	450,790
3.13%, 12/1/2051	250,000	155,052
3.50%, 8/15/2046	50,000	34,571
Boston Scientific Corp.:
2.65%, 6/1/2030	1,100,000	982,278
4.55%, 3/1/2039	50,000	45,744
4.70%, 3/1/2049 (b)	35,000	30,838
Danaher Corp. 2.60%, 10/1/2050	565,000	336,740
DH Europe Finance II SARL:
2.60%, 11/15/2029	30,000	27,135
3.25%, 11/15/2039	50,000	38,954
3.40%, 11/15/2049	50,000	35,400
GE HealthCare Technologies, Inc.:
5.65%, 11/15/2027	500,000	512,470
6.38%, 11/22/2052	500,000	537,880
Medtronic Global Holdings SCA 4.25%, 3/30/2028	155,000	153,084
Medtronic, Inc.:
4.38%, 3/15/2035	1,054,000	988,367
4.63%, 3/15/2045	1,345,000	1,196,203
Revvity, Inc.:
2.25%, 9/15/2031	105,000	86,555
2.55%, 3/15/2031	85,000	71,980
3.30%, 9/15/2029 (b)	65,000	60,003
Smith & Nephew PLC:
2.03%, 10/14/2030	50,000	41,928
5.40%, 3/20/2034	55,000	54,580
Solventum Corp.:
5.45%, 2/25/2027 (d)	250,000	252,227
5.60%, 3/23/2034 (d)	300,000	298,458
5.90%, 4/30/2054 (b) (d)	900,000	878,598
Stryker Corp.:
1.95%, 6/15/2030	50,000	42,979
2.90%, 6/15/2050	25,000	16,202
3.50%, 3/15/2026	25,000	24,666
3.65%, 3/7/2028	50,000	48,292
4.63%, 9/11/2034 (b)	250,000	238,365
4.63%, 3/15/2046	375,000	325,714
4.85%, 12/8/2028	115,000	115,322
Thermo Fisher Scientific, Inc.:
4.10%, 8/15/2047	100,000	81,116
5.00%, 12/5/2026	700,000	706,391
5.00%, 1/31/2029 (b)	500,000	504,270
5.09%, 8/10/2033 (b)	150,000	149,113
5.20%, 1/31/2034 (b)	175,000	175,604
5.40%, 8/10/2043 (b)	65,000	63,883
Zimmer Biomet Holdings, Inc.:
2.60%, 11/24/2031	100,000	85,323
Security Description	Principal Amount	Value
5.20%, 9/15/2034	$200,000	$196,146
5.35%, 12/1/2028	100,000	101,474
		12,512,577
HEALTH CARE SERVICES — 0.8%
AdventHealth Obligated Group Series E, 2.80%, 11/15/2051	250,000	154,783
Advocate Health & Hospitals Corp. 3.39%, 10/15/2049	50,000	35,527
AHS Hospital Corp. Series 2021, 2.78%, 7/1/2051	75,000	46,352
Ascension Health:
Series B, 3.11%, 11/15/2039	500,000	376,795
3.95%, 11/15/2046	150,000	119,697
Banner Health 2.34%, 1/1/2030	40,000	35,417
Baylor Scott & White Holdings:
Series 2021, 1.78%, 11/15/2030	25,000	20,944
Series 2021, 2.84%, 11/15/2050	500,000	317,110
Centene Corp.:
2.50%, 3/1/2031	500,000	412,815
3.38%, 2/15/2030	500,000	445,430
4.63%, 12/15/2029	1,000,000	945,460
Children's Hospital Corp. Series 2020, 2.59%, 2/1/2050	15,000	9,025
Cigna Group:
1.25%, 3/15/2026	165,000	158,322
2.40%, 3/15/2030	120,000	104,914
3.05%, 10/15/2027	50,000	47,841
3.40%, 3/15/2050	415,000	272,705
3.40%, 3/15/2051	290,000	189,219
4.38%, 10/15/2028	810,000	793,824
4.50%, 2/25/2026	750,000	748,215
4.80%, 8/15/2038	60,000	54,410
4.90%, 12/15/2048	295,000	251,263
5.00%, 5/15/2029	250,000	249,847
5.25%, 2/15/2034	250,000	245,188
5.60%, 2/15/2054	85,000	79,702
CommonSpirit Health:
4.19%, 10/1/2049	250,000	195,780
4.35%, 11/1/2042	25,000	20,886
5.32%, 12/1/2034	195,000	192,485
5.55%, 12/1/2054	625,000	598,400
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	50,000	39,342
Elevance Health, Inc.:
1.50%, 3/15/2026	600,000	577,806
2.25%, 5/15/2030	265,000	229,975
2.55%, 3/15/2031	100,000	85,817

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
3.13%, 5/15/2050	$270,000	$172,109
3.60%, 3/15/2051	305,000	211,389
3.65%, 12/1/2027	130,000	126,464
4.10%, 3/1/2028 (b)	100,000	97,765
4.10%, 5/15/2032	200,000	184,744
4.38%, 12/1/2047	130,000	104,436
4.50%, 10/30/2026	350,000	349,289
4.55%, 3/1/2048	50,000	41,014
4.65%, 1/15/2043	50,000	43,428
4.75%, 2/15/2030 (b)	145,000	143,250
4.75%, 2/15/2033	250,000	239,550
5.13%, 2/15/2053	500,000	443,145
5.20%, 2/15/2035	115,000	112,350
5.65%, 6/15/2054	500,000	479,460
5.70%, 2/15/2055 (b)	115,000	110,900
HCA, Inc.:
2.38%, 7/15/2031	650,000	539,519
3.13%, 3/15/2027 (b)	45,000	43,309
3.50%, 7/15/2051	650,000	420,810
3.63%, 3/15/2032	650,000	572,487
4.13%, 6/15/2029	1,035,000	988,001
4.50%, 2/15/2027	50,000	49,523
4.63%, 3/15/2052	500,000	390,645
5.13%, 6/15/2039	275,000	250,734
5.25%, 6/15/2026	65,000	65,152
5.25%, 6/15/2049	100,000	86,632
5.45%, 9/15/2034	65,000	63,372
5.50%, 6/1/2033 (b)	550,000	543,279
5.50%, 6/15/2047	65,000	59,004
5.90%, 6/1/2053	750,000	706,140
6.00%, 4/1/2054	500,000	476,880
Humana, Inc.:
2.15%, 2/3/2032	350,000	278,862
3.70%, 3/23/2029	105,000	99,069
4.80%, 3/15/2047	100,000	81,636
4.95%, 10/1/2044	50,000	42,347
5.38%, 4/15/2031	110,000	109,091
5.75%, 12/1/2028	750,000	763,545
5.95%, 3/15/2034 (b)	250,000	251,797
Icon Investments Six DAC 5.85%, 5/8/2029	250,000	254,805
Indiana University Health, Inc. Obligated Group Series 2021, 2.85%, 11/1/2051	25,000	15,672
IQVIA, Inc. 6.25%, 2/1/2029	440,000	454,507
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	50,000	39,482
Kaiser Foundation Hospitals:
Series 2021, 2.81%, 6/1/2041	135,000	95,569
Series 2021, 3.00%, 6/1/2051	135,000	87,784
Security Description	Principal Amount	Value
Series 2019, 3.27%, 11/1/2049	$105,000	$72,750
4.15%, 5/1/2047	500,000	408,145
Laboratory Corp. of America Holdings:
1.55%, 6/1/2026	70,000	66,931
2.70%, 6/1/2031	100,000	85,916
2.95%, 12/1/2029	100,000	90,704
4.70%, 2/1/2045	25,000	21,476
4.80%, 10/1/2034	850,000	805,298
Mass General Brigham, Inc. Series 2017, 3.77%, 7/1/2048	100,000	76,836
Mayo Clinic Series 2021, 3.20%, 11/15/2061	100,000	64,709
Memorial Sloan-Kettering Cancer Center:
Series 2020, 2.96%, 1/1/2050	55,000	35,962
4.13%, 7/1/2052 (b)	25,000	20,230
Methodist Hospital Series 20A, 2.71%, 12/1/2050	65,000	40,024
Montefiore Obligated Group 4.29%, 9/1/2050	50,000	35,223
Mount Sinai Hospital Series 2019, 3.74%, 7/1/2049	35,000	23,051
New York & Presbyterian Hospital:
2.26%, 8/1/2040 (b)	50,000	33,344
Series 2019, 3.95%, 8/1/2119 (b)	35,000	23,833
Northwell Healthcare, Inc. 4.26%, 11/1/2047	50,000	40,034
Novant Health, Inc. 3.17%, 11/1/2051	85,000	56,148
NYU Langone Hospitals Series 2020, 3.38%, 7/1/2055	100,000	67,081
Orlando Health Obligated Group 3.33%, 10/1/2050	25,000	17,432
Providence St. Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029 (b)	80,000	71,587
5.40%, 10/1/2033	250,000	249,712
Quest Diagnostics, Inc.:
2.95%, 6/30/2030	35,000	31,435
4.20%, 6/30/2029	100,000	96,974
4.63%, 12/15/2029	250,000	245,940
4.70%, 3/30/2045	25,000	21,888
6.40%, 11/30/2033	500,000	535,635

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
Sutter Health:
Series 20A, 2.29%, 8/15/2030	$55,000	$47,860
Series 20A, 3.36%, 8/15/2050	55,000	38,579
5.16%, 8/15/2033	180,000	178,938
Trinity Health Corp. Series 2021, 2.63%, 12/1/2040	50,000	34,695
UnitedHealth Group, Inc.:
1.15%, 5/15/2026	100,000	95,572
1.25%, 1/15/2026	35,000	33,849
2.00%, 5/15/2030	305,000	262,678
2.30%, 5/15/2031	100,000	85,037
2.75%, 5/15/2040	300,000	211,254
2.90%, 5/15/2050	200,000	124,176
3.05%, 5/15/2041	350,000	253,095
3.10%, 3/15/2026	50,000	49,273
3.13%, 5/15/2060	100,000	59,529
3.25%, 5/15/2051	100,000	65,946
3.38%, 4/15/2027	100,000	97,419
3.50%, 8/15/2039	200,000	158,600
3.75%, 10/15/2047	50,000	37,210
3.88%, 12/15/2028	15,000	14,507
4.25%, 4/15/2047	100,000	80,982
4.60%, 4/15/2027	350,000	350,325
4.63%, 7/15/2035	200,000	188,864
4.75%, 7/15/2026	85,000	85,292
4.75%, 7/15/2045	230,000	202,789
4.75%, 5/15/2052	500,000	429,015
4.80%, 1/15/2030	200,000	199,060
4.90%, 4/15/2031	1,500,000	1,492,095
4.95%, 1/15/2032	150,000	148,203
5.00%, 4/15/2034	350,000	341,421
5.15%, 7/15/2034 (b)	150,000	147,914
5.20%, 4/15/2063	750,000	673,290
5.25%, 2/15/2028	145,000	147,256
5.35%, 2/15/2033	700,000	704,375
5.38%, 4/15/2054	750,000	702,795
5.50%, 7/15/2044	200,000	194,054
5.63%, 7/15/2054	1,150,000	1,118,501
5.75%, 7/15/2064	855,000	831,385
5.88%, 2/15/2053	500,000	500,940
6.88%, 2/15/2038	25,000	28,244
Universal Health Services, Inc.:
4.63%, 10/15/2029	140,000	135,143
5.05%, 10/15/2034	140,000	130,712
Willis-Knighton Medical Center Series 2021, 3.07%, 3/1/2051	550,000	343,123
		33,106,535
HOME BUILDERS — 0.0% (a)
DR Horton, Inc. 5.00%, 10/15/2034	105,000	101,454
Security Description	Principal Amount	Value
Lennar Corp. 4.75%, 11/29/2027	$250,000	$249,267
MDC Holdings, Inc. 3.97%, 8/6/2061 (b)	200,000	150,950
NVR, Inc. 3.00%, 5/15/2030	130,000	117,224
PulteGroup, Inc. 5.00%, 1/15/2027	106,000	106,080
		724,975
HOME FURNISHINGS — 0.0% (a)
Leggett & Platt, Inc. 4.40%, 3/15/2029 (b)	100,000	93,623
Whirlpool Corp.:
2.40%, 5/15/2031	25,000	20,565
4.50%, 6/1/2046	25,000	19,285
4.60%, 5/15/2050	50,000	37,758
4.75%, 2/26/2029 (b)	60,000	59,157
5.50%, 3/1/2033 (b)	100,000	97,655
		328,043
HOUSEHOLD PRODUCTS — 0.1%
Colgate-Palmolive Co.:
Series MTN, 3.70%, 8/1/2047	55,000	42,214
4.60%, 3/1/2028 (b)	145,000	145,879
4.80%, 3/2/2026	120,000	120,575
Estee Lauder Cos., Inc.:
1.95%, 3/15/2031 (b)	95,000	78,898
2.38%, 12/1/2029	40,000	35,654
3.13%, 12/1/2049	60,000	38,480
4.38%, 5/15/2028 (b)	115,000	113,582
4.65%, 5/15/2033 (b)	125,000	119,381
5.00%, 2/14/2034 (b)	350,000	343,910
Haleon U.S. Capital LLC:
3.38%, 3/24/2027	250,000	242,740
3.38%, 3/24/2029	750,000	704,992
3.63%, 3/24/2032	250,000	226,360
Procter & Gamble Co.:
1.00%, 4/23/2026	500,000	479,530
1.20%, 10/29/2030 (b)	300,000	247,686
1.90%, 2/1/2027	500,000	475,315
2.45%, 11/3/2026	150,000	145,056
3.00%, 3/25/2030	100,000	92,260
3.95%, 1/26/2028 (b)	500,000	493,635
4.05%, 1/26/2033 (b)	200,000	190,694
4.15%, 10/24/2029	185,000	182,689
4.55%, 10/24/2034 (b)	250,000	244,235
Unilever Capital Corp.:
1.38%, 9/14/2030	100,000	82,981
1.75%, 8/12/2031	140,000	115,825
2.00%, 7/28/2026	100,000	96,384
2.90%, 5/5/2027	150,000	144,766
4.63%, 8/12/2034	500,000	481,225
		5,684,946

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
HOUSEHOLD PRODUCTS & WARES — 0.0% (a)
Avery Dennison Corp. 5.75%, 3/15/2033	$250,000	$256,607
Church & Dwight Co., Inc.:
2.30%, 12/15/2031	40,000	33,491
5.60%, 11/15/2032	95,000	97,821
Clorox Co.:
3.10%, 10/1/2027	50,000	47,924
3.90%, 5/15/2028	50,000	48,571
4.40%, 5/1/2029	200,000	196,702
Kimberly-Clark Corp.:
1.05%, 9/15/2027	15,000	13,709
2.00%, 11/2/2031	250,000	210,472
2.75%, 2/15/2026	25,000	24,516
3.10%, 3/26/2030	40,000	36,985
3.20%, 4/25/2029	100,000	94,346
3.90%, 5/4/2047	50,000	39,103
3.95%, 11/1/2028	55,000	53,755
4.50%, 2/16/2033	100,000	97,305
		1,251,307
INSURANCE — 0.7%
Aflac, Inc.:
1.13%, 3/15/2026	105,000	100,741
4.75%, 1/15/2049	75,000	65,796
Alleghany Corp. 4.90%, 9/15/2044	50,000	45,974
Allstate Corp.:
1.45%, 12/15/2030	250,000	203,225
3.85%, 8/10/2049	125,000	93,817
4.20%, 12/15/2046	50,000	40,265
5.05%, 6/24/2029	350,000	351,792
5.25%, 3/30/2033	195,000	194,458
American Financial Group, Inc. 4.50%, 6/15/2047	100,000	82,616
American International Group, Inc.:
4.38%, 6/30/2050	315,000	260,319
5.13%, 3/27/2033 (b)	500,000	494,780
American National Group, Inc. 5.75%, 10/1/2029	100,000	100,251
Aon Corp. 3.75%, 5/2/2029	100,000	95,040
Aon Corp./Aon Global Holdings PLC 2.60%, 12/2/2031	645,000	547,308
Aon North America, Inc.:
5.13%, 3/1/2027	1,095,000	1,102,895
5.15%, 3/1/2029	250,000	250,885
5.45%, 3/1/2034	250,000	249,860
5.75%, 3/1/2054	250,000	244,112
Arch Capital Group Ltd. 3.64%, 6/30/2050	105,000	74,927
Arthur J Gallagher & Co.:
4.60%, 12/15/2027 (b)	55,000	54,784
4.85%, 12/15/2029 (b)	85,000	84,599
Security Description	Principal Amount	Value
5.00%, 2/15/2032	$85,000	$83,887
5.15%, 2/15/2035	140,000	136,468
5.45%, 7/15/2034	200,000	200,778
5.55%, 2/15/2055	130,000	124,821
5.75%, 3/2/2053	350,000	343,147
Assurant, Inc.:
2.65%, 1/15/2032	600,000	502,656
4.90%, 3/27/2028	50,000	49,864
Assured Guaranty U.S. Holdings, Inc.:
3.60%, 9/15/2051 (b)	40,000	27,375
6.13%, 9/15/2028	40,000	41,509
Athene Holding Ltd.:
3.45%, 5/15/2052	500,000	322,570
3.50%, 1/15/2031 (b)	150,000	135,420
4.13%, 1/12/2028	100,000	97,535
6.25%, 4/1/2054	65,000	65,280
AXIS Specialty Finance LLC 3.90%, 7/15/2029	25,000	23,749
Berkshire Hathaway Finance Corp.:
1.45%, 10/15/2030	80,000	66,974
1.85%, 3/12/2030	10,000	8,722
2.30%, 3/15/2027	200,000	191,350
2.50%, 1/15/2051	110,000	63,532
2.85%, 10/15/2050	340,000	212,945
2.88%, 3/15/2032	200,000	174,934
3.85%, 3/15/2052	550,000	416,097
4.20%, 8/15/2048	850,000	700,986
4.25%, 1/15/2049	150,000	125,136
Berkshire Hathaway, Inc.:
3.13%, 3/15/2026	55,000	54,165
4.50%, 2/11/2043 (b)	180,000	166,230
Brighthouse Financial, Inc.:
3.70%, 6/22/2027	150,000	145,561
4.70%, 6/22/2047 (b)	150,000	116,371
Brown & Brown, Inc.:
2.38%, 3/15/2031 (b)	150,000	126,061
4.20%, 3/17/2032	65,000	59,977
4.50%, 3/15/2029	50,000	48,961
5.65%, 6/11/2034	75,000	75,055
Chubb INA Holdings LLC:
1.38%, 9/15/2030	150,000	124,464
3.05%, 12/15/2061	500,000	302,810
3.35%, 5/3/2026	250,000	246,235
4.15%, 3/13/2043	25,000	20,904
4.35%, 11/3/2045	125,000	106,541
4.65%, 8/15/2029	100,000	99,605
5.00%, 3/15/2034	195,000	192,619
CNA Financial Corp.:
2.05%, 8/15/2030	100,000	85,817
3.45%, 8/15/2027	100,000	96,673
4.50%, 3/1/2026	25,000	24,925
5.13%, 2/15/2034	55,000	53,994

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
Corebridge Financial, Inc.:
3.65%, 4/5/2027	$500,000	$485,890
4.40%, 4/5/2052 (b)	500,000	402,170
5 yr. CMT + 2.65%, 6.38%, 9/15/2054 (b) (c)	1,000,000	997,300
Enstar Group Ltd. 4.95%, 6/1/2029	50,000	49,133
Equitable Holdings, Inc.:
4.35%, 4/20/2028	150,000	146,977
5.00%, 4/20/2048	100,000	89,035
5.59%, 1/11/2033	100,000	101,010
Everest Reinsurance Holdings, Inc. 3.50%, 10/15/2050	500,000	339,920
F&G Annuities & Life, Inc.:
6.25%, 10/4/2034	155,000	150,635
6.50%, 6/4/2029	50,000	50,982
Fairfax Financial Holdings Ltd.:
3.38%, 3/3/2031	70,000	62,454
4.85%, 4/17/2028	100,000	99,311
6.00%, 12/7/2033	200,000	206,208
6.10%, 3/15/2055 (d)	350,000	345,604
6.35%, 3/22/2054	80,000	82,328
Fidelity National Financial, Inc.:
2.45%, 3/15/2031	100,000	84,370
3.20%, 9/17/2051 (b)	250,000	154,042
4.50%, 8/15/2028	50,000	49,055
First American Financial Corp. 5.45%, 9/30/2034	200,000	193,052
Globe Life, Inc.:
2.15%, 8/15/2030	100,000	84,631
4.55%, 9/15/2028	25,000	24,673
5.85%, 9/15/2034	350,000	351,295
Hanover Insurance Group, Inc. 2.50%, 9/1/2030	15,000	12,906
Hartford Financial Services Group, Inc.:
2.80%, 8/19/2029	70,000	63,776
2.90%, 9/15/2051	325,000	202,413
4.40%, 3/15/2048	100,000	83,494
Jackson Financial, Inc. 3.13%, 11/23/2031 (b)	350,000	298,504
Kemper Corp. 2.40%, 9/30/2030 (b)	100,000	84,758
Lincoln National Corp.:
3.05%, 1/15/2030 (b)	100,000	90,058
3.40%, 3/1/2032	250,000	219,060
3.80%, 3/1/2028 (b)	35,000	33,742
4.35%, 3/1/2048	50,000	38,761
6.30%, 10/9/2037	50,000	52,032
Loews Corp.:
3.20%, 5/15/2030	15,000	13,806
3.75%, 4/1/2026	50,000	49,481
Manulife Financial Corp.:
2.48%, 5/19/2027	70,000	66,599
3.70%, 3/16/2032	200,000	182,820
Security Description	Principal Amount	Value
5 yr. USD ICE Swap + 1.65%, 4.06%, 2/24/2032 (c)	$50,000	$48,793
Markel Group, Inc.:
3.45%, 5/7/2052	135,000	89,489
3.50%, 11/1/2027	50,000	48,263
4.15%, 9/17/2050 (b)	50,000	37,897
5.00%, 5/20/2049	30,000	26,071
6.00%, 5/16/2054	300,000	297,987
Marsh & McLennan Cos., Inc.:
3.75%, 3/14/2026	25,000	24,767
4.38%, 3/15/2029	250,000	245,577
4.55%, 11/8/2027	40,000	39,966
4.85%, 11/15/2031	1,000,000	986,520
5.00%, 3/15/2035	400,000	390,152
5.15%, 3/15/2034 (b)	145,000	144,390
5.35%, 11/15/2044	250,000	242,795
5.40%, 9/15/2033	250,000	253,250
5.40%, 3/15/2055	140,000	134,445
5.70%, 9/15/2053	400,000	400,248
Mercury General Corp. 4.40%, 3/15/2027	50,000	49,024
MetLife, Inc.:
4.05%, 3/1/2045	150,000	120,315
4.88%, 11/13/2043	200,000	181,500
5.25%, 1/15/2054	500,000	468,710
5.30%, 12/15/2034 (b)	1,250,000	1,246,775
5.38%, 7/15/2033	400,000	404,432
6.40%, 12/15/2066	100,000	101,866
Old Republic International Corp.:
3.85%, 6/11/2051	85,000	59,762
5.75%, 3/28/2034	100,000	100,232
Principal Financial Group, Inc.:
2.13%, 6/15/2030	150,000	129,223
3.70%, 5/15/2029	50,000	47,606
5.38%, 3/15/2033	140,000	140,056
Progressive Corp.:
2.50%, 3/15/2027	40,000	38,300
3.00%, 3/15/2032	50,000	43,896
4.00%, 3/1/2029	50,000	48,515
4.13%, 4/15/2047	500,000	402,835
4.20%, 3/15/2048	100,000	81,692
4.95%, 6/15/2033 (b)	400,000	395,876
Prudential Financial, Inc.:
Series MTN, 3.70%, 3/13/2051	100,000	72,293
3.94%, 12/7/2049	100,000	75,650
3 mo. USD Term SOFR + 2.38%, 4.50%, 9/15/2047 (b) (c)	170,000	164,104
Series MTN, 4.60%, 5/15/2044	75,000	65,389
5 yr. CMT + 3.23%, 6.00%, 9/1/2052 (c)	350,000	350,367

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
5 yr. CMT + 2.40%, 6.50%, 3/15/2054 (c)	$500,000	$513,785
Series MTN, 6.63%, 6/21/2040	25,000	27,400
5 yr. CMT + 2.85%, 6.75%, 3/1/2053 (b) (c)	510,000	530,425
Prudential Funding Asia PLC 3.63%, 3/24/2032	150,000	135,480
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	35,000	31,586
3.90%, 5/15/2029 (b)	50,000	47,756
5.75%, 9/15/2034	300,000	302,052
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027	30,000	29,018
RenaissanceRe Holdings Ltd. 5.75%, 6/5/2033	250,000	250,830
Travelers Cos., Inc.:
2.55%, 4/27/2050	10,000	5,905
3.05%, 6/8/2051	250,000	163,197
3.75%, 5/15/2046	10,000	7,633
4.00%, 5/30/2047	80,000	63,318
4.05%, 3/7/2048	100,000	79,904
4.10%, 3/4/2049	100,000	79,870
5.45%, 5/25/2053	515,000	502,161
Series MTN, 6.25%, 6/15/2037	25,000	26,898
Trinity Acquisition PLC 4.40%, 3/15/2026	26,000	25,808
Unum Group:
4.00%, 6/15/2029	70,000	67,134
4.13%, 6/15/2051	100,000	73,727
4.50%, 12/15/2049	15,000	11,936
6.00%, 6/15/2054	315,000	312,288
W.R. Berkley Corp.:
3.55%, 3/30/2052	100,000	68,873
4.00%, 5/12/2050	45,000	34,102
Willis North America, Inc.:
3.88%, 9/15/2049	70,000	51,330
4.50%, 9/15/2028 (b)	50,000	49,126
4.65%, 6/15/2027	100,000	99,780
5.35%, 5/15/2033	250,000	248,487
5.90%, 3/5/2054	150,000	147,300
		29,229,569
INTERNET — 0.4%
Alibaba Group Holding Ltd.:
2.13%, 2/9/2031 (b)	400,000	336,864
2.70%, 2/9/2041	500,000	339,720
3.15%, 2/9/2051 (b)	100,000	64,694
3.40%, 12/6/2027	200,000	192,916
4.20%, 12/6/2047 (b)	260,000	207,457
4.88%, 5/26/2030 (b) (d)	200,000	198,242
5.25%, 5/26/2035 (b) (d)	200,000	196,046
Alphabet, Inc.:
1.10%, 8/15/2030	665,000	553,134
Security Description	Principal Amount	Value
2.00%, 8/15/2026	$250,000	$240,802
2.05%, 8/15/2050 (b)	250,000	138,663
Amazon.com, Inc.:
1.00%, 5/12/2026	150,000	143,514
1.50%, 6/3/2030	235,000	199,334
1.65%, 5/12/2028	150,000	136,659
2.10%, 5/12/2031	150,000	128,055
2.50%, 6/3/2050 (b)	390,000	232,452
2.70%, 6/3/2060 (b)	280,000	160,418
2.88%, 5/12/2041	900,000	661,284
3.10%, 5/12/2051	150,000	100,862
3.15%, 8/22/2027	100,000	96,693
3.25%, 5/12/2061	150,000	97,734
3.30%, 4/13/2027	250,000	244,052
3.45%, 4/13/2029 (b)	200,000	191,814
3.60%, 4/13/2032	250,000	231,200
3.88%, 8/22/2037	125,000	110,506
3.95%, 4/13/2052 (b)	1,000,000	787,610
4.05%, 8/22/2047 (b)	625,000	514,200
4.25%, 8/22/2057	150,000	122,597
4.55%, 12/1/2027	250,000	251,460
4.65%, 12/1/2029 (b)	500,000	503,225
4.70%, 12/1/2032	1,500,000	1,492,605
4.95%, 12/5/2044	125,000	119,223
Baidu, Inc.:
1.63%, 2/23/2027 (b)	200,000	187,418
2.38%, 8/23/2031 (b)	200,000	168,510
Booking Holdings, Inc.:
3.60%, 6/1/2026	250,000	246,800
4.63%, 4/13/2030	100,000	99,070
eBay, Inc.:
1.40%, 5/10/2026	100,000	95,709
2.60%, 5/10/2031	100,000	86,228
2.70%, 3/11/2030	100,000	89,712
3.65%, 5/10/2051	550,000	391,732
Expedia Group, Inc.:
2.95%, 3/15/2031	555,000	488,616
3.25%, 2/15/2030 (b)	35,000	32,257
3.80%, 2/15/2028 (b)	50,000	48,245
4.63%, 8/1/2027	590,000	587,622
Meta Platforms, Inc.:
3.85%, 8/15/2032	500,000	464,775
4.30%, 8/15/2029	145,000	143,099
4.45%, 8/15/2052	750,000	631,470
4.55%, 8/15/2031	1,675,000	1,646,960
4.60%, 5/15/2028	250,000	250,242
4.75%, 8/15/2034	135,000	131,462
4.95%, 5/15/2033	250,000	250,265
5.40%, 8/15/2054	105,000	101,789
5.55%, 8/15/2064	645,000	630,520
5.60%, 5/15/2053	500,000	499,795
Netflix, Inc.:
4.90%, 8/15/2034	60,000	58,859
5.40%, 8/15/2054	30,000	29,263
5.88%, 11/15/2028	750,000	776,940

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
Uber Technologies, Inc.:
4.80%, 9/15/2034	$500,000	$477,195
5.35%, 9/15/2054	300,000	277,248
VeriSign, Inc. 2.70%, 6/15/2031	80,000	68,683
		17,954,519
INVESTMENT COMPANY SECURITY — 0.2%
Apollo Debt Solutions BDC 6.70%, 7/29/2031 (d)	315,000	323,429
ARES Capital Corp.:
2.15%, 7/15/2026	250,000	239,198
2.88%, 6/15/2028	500,000	460,765
3.88%, 1/15/2026	100,000	98,836
5.95%, 7/15/2029	65,000	65,776
Ares Strategic Income Fund 5.70%, 3/15/2028 (d)	600,000	599,964
ARES Strategic Income Fund 6.35%, 8/15/2029 (b) (d)	250,000	254,475
Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026	100,000	95,256
Barings BDC, Inc. 7.00%, 2/15/2029	65,000	66,588
BlackRock TCP Capital Corp. 6.95%, 5/30/2029 (b)	45,000	46,874
Blackstone Private Credit Fund:
2.63%, 12/15/2026	200,000	190,548
4.95%, 9/26/2027 (d)	45,000	44,482
5.60%, 11/22/2029 (d)	250,000	246,897
6.25%, 1/25/2031	350,000	356,867
7.30%, 11/27/2028	250,000	262,937
Blackstone Secured Lending Fund:
2.85%, 9/30/2028	100,000	90,795
3.63%, 1/15/2026	150,000	147,653
5.35%, 4/13/2028	395,000	393,973
Blue Owl Capital Corp.:
3.40%, 7/15/2026	250,000	242,282
5.95%, 3/15/2029	165,000	165,677
Blue Owl Credit Income Corp.:
5.80%, 3/15/2030 (d)	200,000	196,846
6.65%, 3/15/2031	145,000	147,487
7.95%, 6/13/2028	200,000	212,376
Blue Owl Technology Finance Corp. 2.50%, 1/15/2027	500,000	469,035
FS KKR Capital Corp.:
3.40%, 1/15/2026	250,000	245,157
6.13%, 1/15/2030	250,000	249,925
6.88%, 8/15/2029	200,000	206,462
Golub Capital BDC, Inc.:
2.50%, 8/24/2026	160,000	152,454
6.00%, 7/15/2029	200,000	199,920
Security Description	Principal Amount	Value
HA Sustainable Infrastructure Capital, Inc. 6.38%, 7/1/2034 (d)	$125,000	$121,988
HPS Corporate Lending Fund 6.25%, 9/30/2029 (b) (d)	150,000	152,261
Main Street Capital Corp. 3.00%, 7/14/2026	85,000	81,942
Oaktree Specialty Lending Corp. 2.70%, 1/15/2027	100,000	94,164
Oaktree Strategic Credit Fund 6.50%, 7/23/2029	40,000	40,454
Sixth Street Lending Partners:
5.75%, 1/15/2030 (d)	100,000	97,960
6.50%, 3/11/2029 (d)	350,000	354,357
Sixth Street Specialty Lending, Inc. 6.95%, 8/14/2028	70,000	72,873
		7,488,933
IRON/STEEL — 0.1%
ArcelorMittal SA:
6.00%, 6/17/2034	95,000	96,331
6.55%, 11/29/2027	200,000	207,968
6.80%, 11/29/2032 (b)	175,000	187,047
Nucor Corp.:
2.70%, 6/1/2030	15,000	13,393
2.98%, 12/15/2055	50,000	29,692
3.13%, 4/1/2032	90,000	78,893
4.30%, 5/23/2027 (b)	500,000	496,010
Steel Dynamics, Inc.:
1.65%, 10/15/2027	10,000	9,201
3.25%, 10/15/2050 (b)	20,000	13,135
3.45%, 4/15/2030	40,000	37,044
5.38%, 8/15/2034 (b)	105,000	104,220
Vale Overseas Ltd.:
6.13%, 6/12/2033 (b)	375,000	378,124
6.40%, 6/28/2054	65,000	63,671
6.88%, 11/10/2039	300,000	317,250
		2,031,979
IT SERVICES — 0.2%
Accenture Capital, Inc. 4.05%, 10/4/2029	750,000	728,062
Apple, Inc.:
4.00%, 5/10/2028	925,000	911,735
4.30%, 5/10/2033 (b)	700,000	682,913
4.85%, 5/10/2053 (b)	2,000,000	1,890,000
Booz Allen Hamilton, Inc. 5.95%, 8/4/2033	350,000	358,162
Dell International LLC/EMC Corp.:
3.38%, 12/15/2041	250,000	183,668
3.45%, 12/15/2051	250,000	169,450
4.85%, 2/1/2035 (b)	250,000	237,455

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
Genpact Luxembourg SARL/Genpact USA, Inc. 6.00%, 6/4/2029	$100,000	$102,183
Hewlett Packard Enterprise Co.:
4.40%, 9/25/2027	90,000	89,023
4.45%, 9/25/2026	90,000	89,546
4.55%, 10/15/2029	200,000	194,926
4.85%, 10/15/2031	200,000	195,090
5.00%, 10/15/2034	145,000	139,467
5.25%, 7/1/2028	250,000	252,350
5.60%, 10/15/2054	600,000	565,542
IBM International Capital Pte. Ltd.:
4.70%, 2/5/2026 (b)	350,000	350,402
4.90%, 2/5/2034 (b)	500,000	485,760
5.30%, 2/5/2054 (b)	605,000	557,937
Kyndryl Holdings, Inc. 6.35%, 2/20/2034 (b)	90,000	93,686
		8,277,357
LEISURE TIME — 0.0% (a)
Brunswick Corp. 4.40%, 9/15/2032 (b)	250,000	228,928
Polaris, Inc. 6.95%, 3/15/2029	350,000	368,200
		597,128
LODGING — 0.1%
Choice Hotels International, Inc.:
3.70%, 12/1/2029	50,000	46,429
5.85%, 8/1/2034 (b)	125,000	125,233
Hyatt Hotels Corp.:
4.38%, 9/15/2028	50,000	48,599
5.25%, 6/30/2029	110,000	110,101
5.38%, 12/15/2031	200,000	199,076
5.75%, 1/30/2027	190,000	192,930
Las Vegas Sands Corp.:
6.00%, 8/15/2029	125,000	126,532
6.20%, 8/15/2034	125,000	125,714
Marriott International, Inc.:
Series GG, 3.50%, 10/15/2032	500,000	441,070
4.80%, 3/15/2030 (b)	200,000	198,504
5.00%, 10/15/2027	55,000	55,399
5.35%, 3/15/2035	400,000	394,532
5.55%, 10/15/2028	155,000	158,336
Sands China Ltd. 5.40%, 8/8/2028	750,000	741,292
		2,963,747
MACHINERY, CONSTRUCTION & MINING — 0.1%
Caterpillar Financial Services Corp.:
0.90%, 3/2/2026	600,000	576,114
Security Description	Principal Amount	Value
Series DMTN, 4.35%, 5/15/2026	$750,000	$749,168
4.60%, 11/15/2027	750,000	750,450
5.00%, 5/14/2027	750,000	758,002
Caterpillar, Inc.:
2.60%, 9/19/2029	100,000	91,184
2.60%, 4/9/2030	95,000	85,659
3.25%, 4/9/2050	125,000	86,405
3.80%, 8/15/2042	125,000	101,295
4.75%, 5/15/2064	25,000	21,495
Oshkosh Corp. 3.10%, 3/1/2030	10,000	9,161
		3,228,933
MACHINERY-DIVERSIFIED — 0.2%
CNH Industrial Capital LLC:
1.45%, 7/15/2026	150,000	142,599
4.55%, 4/10/2028	125,000	123,230
5.10%, 4/20/2029	125,000	124,931
CNH Industrial NV Series MTN, 3.85%, 11/15/2027 (b)	15,000	14,655
Deere & Co.:
2.88%, 9/7/2049 (b)	35,000	22,904
3.90%, 6/9/2042 (b)	225,000	187,549
Flowserve Corp.:
2.80%, 1/15/2032 (b)	75,000	63,652
3.50%, 10/1/2030	35,000	31,959
IDEX Corp.:
2.63%, 6/15/2031	100,000	85,947
3.00%, 5/1/2030	25,000	22,625
4.95%, 9/1/2029	35,000	34,852
Ingersoll Rand, Inc.:
5.18%, 6/15/2029	750,000	756,660
5.45%, 6/15/2034	105,000	105,548
5.70%, 6/15/2054	285,000	279,670
John Deere Capital Corp.:
Series MTN, 0.70%, 1/15/2026	100,000	96,153
Series MTN, 1.30%, 10/13/2026	300,000	284,037
1.45%, 1/15/2031	70,000	57,724
Series MTN, 1.50%, 3/6/2028	100,000	90,815
Series MTN, 2.25%, 9/14/2026	100,000	96,389
Series MTN, 2.80%, 7/18/2029	50,000	46,085
Series MTN, 3.35%, 4/18/2029	100,000	94,850
4.40%, 9/8/2031	1,000,000	968,810
Series MTN, 4.70%, 6/10/2030	750,000	747,592
Series MTN, 4.80%, 1/9/2026	500,000	501,525
Series MTN, 4.85%, 3/5/2027	250,000	251,607

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
Series MTN, 4.85%, 6/11/2029	$200,000	$200,698
Series MTN, 4.90%, 3/7/2031	350,000	349,576
Series MTN, 4.95%, 7/14/2028	55,000	55,522
Series MTN, 5.05%, 6/12/2034	200,000	198,948
Series MTN, 5.10%, 4/11/2034	250,000	249,775
Series I, 5.15%, 9/8/2033	100,000	100,245
Series MTN, 5.15%, 9/8/2026	100,000	101,275
Nordson Corp. 4.50%, 12/15/2029	250,000	243,920
nVent Finance SARL:
2.75%, 11/15/2031	50,000	42,044
4.55%, 4/15/2028	50,000	49,491
Otis Worldwide Corp.:
2.57%, 2/15/2030	250,000	222,182
3.11%, 2/15/2040	250,000	186,823
5.13%, 11/19/2031	100,000	100,078
Rockwell Automation, Inc.:
3.50%, 3/1/2029	85,000	80,708
4.20%, 3/1/2049	250,000	205,977
Westinghouse Air Brake Technologies Corp. 4.70%, 9/15/2028	300,000	297,276
Xylem, Inc. 1.95%, 1/30/2028	45,000	41,259
		7,958,165
MEDIA — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.30%, 2/1/2032	350,000	277,067
2.80%, 4/1/2031	290,000	244,751
3.50%, 6/1/2041	500,000	342,830
3.50%, 3/1/2042	500,000	340,040
3.70%, 4/1/2051	730,000	458,155
3.85%, 4/1/2061	100,000	60,367
3.90%, 6/1/2052 (b)	100,000	64,344
4.20%, 3/15/2028	250,000	241,650
4.40%, 4/1/2033	315,000	281,156
4.40%, 12/1/2061	100,000	66,424
4.80%, 3/1/2050	155,000	116,450
5.05%, 3/30/2029	100,000	98,057
5.25%, 4/1/2053 (b)	750,000	603,900
5.38%, 5/1/2047	150,000	122,565
6.10%, 6/1/2029	1,615,000	1,645,960
6.15%, 11/10/2026	500,000	509,550
6.48%, 10/23/2045	185,000	174,788
6.55%, 6/1/2034	180,000	184,039
Comcast Corp.:
1.50%, 2/15/2031	150,000	122,135
Security Description	Principal Amount	Value
1.95%, 1/15/2031	$70,000	$58,552
2.45%, 8/15/2052	115,000	62,316
2.65%, 8/15/2062	75,000	39,213
2.80%, 1/15/2051	805,000	478,685
2.89%, 11/1/2051	350,000	210,990
2.94%, 11/1/2056	500,000	291,505
2.99%, 11/1/2063	550,000	310,117
3.15%, 3/1/2026	625,000	615,481
3.15%, 2/15/2028	200,000	190,454
3.20%, 7/15/2036	250,000	201,718
3.30%, 2/1/2027	150,000	146,019
3.30%, 4/1/2027	100,000	97,151
3.40%, 4/1/2030	550,000	509,828
3.40%, 7/15/2046	100,000	70,308
3.75%, 4/1/2040	250,000	201,068
3.90%, 3/1/2038	150,000	126,047
4.00%, 11/1/2049	69,000	52,179
4.15%, 10/15/2028	750,000	731,692
4.20%, 8/15/2034 (b)	100,000	91,528
4.25%, 10/15/2030	50,000	48,208
4.25%, 1/15/2033	50,000	46,642
4.55%, 1/15/2029	500,000	495,020
4.60%, 10/15/2038	305,000	275,653
4.65%, 2/15/2033	500,000	482,675
4.65%, 7/15/2042	75,000	65,442
4.70%, 10/15/2048	500,000	429,160
4.95%, 10/15/2058	105,000	90,926
5.30%, 6/1/2034 (b)	200,000	199,690
5.35%, 5/15/2053	500,000	462,420
5.50%, 11/15/2032	605,000	619,290
5.50%, 5/15/2064	750,000	700,365
5.65%, 6/1/2054	1,110,000	1,073,559
Discovery Communications LLC 3.95%, 3/20/2028	30,000	28,408
Fox Corp.:
4.71%, 1/25/2029	40,000	39,527
5.48%, 1/25/2039	275,000	261,442
5.58%, 1/25/2049 (b)	25,000	23,176
6.50%, 10/13/2033	240,000	252,610
Grupo Televisa SAB 6.13%, 1/31/2046 (b)	58,000	48,864
Paramount Global:
2.90%, 1/15/2027	66,000	63,105
3.70%, 6/1/2028	50,000	47,154
4.20%, 6/1/2029	200,000	188,736
4.38%, 3/15/2043	25,000	18,215
4.95%, 1/15/2031	250,000	233,585
4.95%, 5/19/2050	700,000	528,241
5.85%, 9/1/2043	200,000	172,496
Thomson Reuters Corp. 3.35%, 5/15/2026	50,000	49,102
Time Warner Cable LLC:
4.50%, 9/15/2042	100,000	74,578
5.50%, 9/1/2041	425,000	361,207

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
5.88%, 11/15/2040	$50,000	$44,682
6.75%, 6/15/2039	50,000	49,028
TWDC Enterprises 18 Corp.:
3.00%, 2/13/2026	50,000	49,215
Series MTN, 3.00%, 7/30/2046	75,000	50,279
Walt Disney Co.:
1.75%, 1/13/2026	105,000	102,150
2.00%, 9/1/2029	185,000	164,452
2.20%, 1/13/2028	570,000	532,260
2.65%, 1/13/2031	440,000	388,934
3.38%, 11/15/2026	100,000	97,956
3.50%, 5/13/2040	1,650,000	1,321,683
3.60%, 1/13/2051	575,000	422,027
3.80%, 5/13/2060	90,000	65,303
4.70%, 3/23/2050 (b)	700,000	621,992
5.40%, 10/1/2043	75,000	73,440
6.65%, 11/15/2037	250,000	278,547
		22,080,523
METAL FABRICATE & HARDWARE — 0.0% (a)
Timken Co.:
4.13%, 4/1/2032	55,000	50,427
4.50%, 12/15/2028	20,000	19,620
		70,047
MINING — 0.2%
AngloGold Ashanti Holdings PLC 3.38%, 11/1/2028	200,000	183,826
Barrick North America Finance LLC 5.75%, 5/1/2043	250,000	246,925
BHP Billiton Finance USA Ltd.:
4.13%, 2/24/2042	125,000	105,140
4.75%, 2/28/2028	350,000	349,468
5.00%, 9/30/2043	50,000	46,773
5.10%, 9/8/2028	250,000	252,353
5.25%, 9/8/2026	250,000	252,523
5.25%, 9/8/2033	250,000	250,990
5.50%, 9/8/2053 (b)	95,000	92,857
Freeport-McMoRan, Inc.:
4.63%, 8/1/2030	1,000,000	969,020
5.45%, 3/15/2043	350,000	326,865
Newmont Corp.:
2.25%, 10/1/2030	65,000	56,072
2.60%, 7/15/2032 (b)	500,000	424,835
2.80%, 10/1/2029	80,000	73,002
4.88%, 3/15/2042	50,000	45,600
Newmont Corp./Newcrest Finance Pty. Ltd.:
5.30%, 3/15/2026	140,000	140,865
5.35%, 3/15/2034	965,000	960,715
Rio Tinto Finance USA Ltd. 2.75%, 11/2/2051	250,000	152,595
Security Description	Principal Amount	Value
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042	$25,000	$20,857
4.75%, 3/22/2042	150,000	136,152
5.00%, 3/9/2033	250,000	249,805
5.13%, 3/9/2053	750,000	692,542
Southern Copper Corp. 5.88%, 4/23/2045	1,357,000	1,323,604
		7,353,384
MISCELLANEOUS MANUFACTURER — 0.1%
3M Co.:
2.38%, 8/26/2029 (b)	100,000	89,720
2.88%, 10/15/2027	225,000	215,276
3.05%, 4/15/2030	500,000	458,570
3.25%, 8/26/2049	310,000	210,189
Series MTN, 3.38%, 3/1/2029	50,000	47,128
Series MTN, 3.63%, 10/15/2047	25,000	18,185
Series MTN, 4.00%, 9/14/2048 (b)	30,000	23,563
Carlisle Cos., Inc. 2.75%, 3/1/2030	65,000	58,271
Eaton Corp.:
3.10%, 9/15/2027	100,000	96,325
4.15%, 3/15/2033	500,000	469,960
4.15%, 11/2/2042	25,000	21,087
4.35%, 5/18/2028	205,000	203,196
Illinois Tool Works, Inc. 3.90%, 9/1/2042	325,000	265,187
Parker-Hannifin Corp.:
4.00%, 6/14/2049	40,000	31,250
4.25%, 9/15/2027	750,000	742,357
Teledyne Technologies, Inc. 2.75%, 4/1/2031	250,000	217,393
Textron, Inc.:
2.45%, 3/15/2031	30,000	25,533
3.90%, 9/17/2029	50,000	47,511
4.00%, 3/15/2026	50,000	49,533
6.10%, 11/15/2033	200,000	208,430
		3,498,664
MULTI-NATIONAL — 0.0%
Asian Infrastructure Investment Bank:
4.13%, 1/18/2029	205,000	202,597
4.25%, 3/13/2034	150,000	145,147
Corp. Andina de Fomento 2.25%, 2/8/2027 (b)	150,000	142,670
International Finance Corp. Series GMTN, 4.38%, 1/15/2027	50,000	49,994
		540,408
OFFICE & BUSINESS EQUIPMENT — 0.0% (a)
CDW LLC/CDW Finance Corp.:
2.67%, 12/1/2026	215,000	206,206

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
3.57%, 12/1/2031	$500,000	$445,705
5.55%, 8/22/2034	140,000	138,263
		790,174
OIL & GAS — 0.8%
Apache Corp. 5.10%, 9/1/2040 (b)	1,000,000	868,710
BP Capital Markets America, Inc.:
1.75%, 8/10/2030	500,000	423,240
2.72%, 1/12/2032	500,000	427,940
2.94%, 6/4/2051	105,000	65,032
3.00%, 2/24/2050	250,000	159,108
3.02%, 1/16/2027	200,000	193,862
3.06%, 6/17/2041	500,000	360,735
3.38%, 2/8/2061	150,000	95,226
3.59%, 4/14/2027	250,000	244,355
3.63%, 4/6/2030	200,000	188,310
3.94%, 9/21/2028 (b)	100,000	96,936
4.81%, 2/13/2033	535,000	516,205
4.87%, 11/25/2029 (b)	500,000	500,260
4.89%, 9/11/2033	500,000	483,940
5.02%, 11/17/2027	750,000	757,942
Canadian Natural Resources Ltd.:
3.85%, 6/1/2027	350,000	342,447
Series GMTN, 4.95%, 6/1/2047	100,000	85,833
5.00%, 12/15/2029 (d)	200,000	197,852
5.40%, 12/15/2034 (d)	125,000	121,719
Cenovus Energy, Inc. 2.65%, 1/15/2032	35,000	29,114
Chevron Corp.:
2.00%, 5/11/2027 (b)	350,000	330,890
2.24%, 5/11/2030	100,000	88,060
2.95%, 5/16/2026	550,000	539,308
3.08%, 5/11/2050	100,000	66,201
Chevron USA, Inc.:
1.02%, 8/12/2027	40,000	36,607
2.34%, 8/12/2050	65,000	36,613
CNOOC Finance 2014 ULC 4.88%, 4/30/2044	100,000	95,384
CNOOC Finance 2015 USA LLC 4.38%, 5/2/2028	250,000	247,230
ConocoPhillips Co.:
3.80%, 3/15/2052	500,000	365,730
4.03%, 3/15/2062	215,000	155,725
4.70%, 1/15/2030	250,000	247,295
5.00%, 1/15/2035	250,000	242,940
5.05%, 9/15/2033 (b)	500,000	493,380
5.30%, 5/15/2053	750,000	693,975
5.50%, 1/15/2055	145,000	137,709
5.65%, 1/15/2065	145,000	137,232
6.50%, 2/1/2039	75,000	81,871
6.95%, 4/15/2029	50,000	54,219
Security Description	Principal Amount	Value
Coterra Energy, Inc.:
3.90%, 5/15/2027	$250,000	$244,317
5.40%, 2/15/2035 (b)	40,000	38,798
5.90%, 2/15/2055	385,000	363,467
Devon Energy Corp.:
5.00%, 6/15/2045	25,000	20,902
5.20%, 9/15/2034 (b)	300,000	285,105
5.75%, 9/15/2054	300,000	272,265
Diamondback Energy, Inc.:
3.25%, 12/1/2026	45,000	43,816
3.50%, 12/1/2029	100,000	93,064
4.40%, 3/24/2051	35,000	27,173
5.20%, 4/18/2027 (b)	500,000	504,835
5.75%, 4/18/2054	350,000	328,520
6.25%, 3/15/2033	550,000	572,011
6.25%, 3/15/2053	250,000	249,775
EOG Resources, Inc.:
3.90%, 4/1/2035	25,000	22,251
4.38%, 4/15/2030	30,000	29,185
4.95%, 4/15/2050	35,000	31,110
5.65%, 12/1/2054 (b)	335,000	328,421
EQT Corp. 5.70%, 4/1/2028	500,000	507,360
Equinor ASA:
3.13%, 4/6/2030	1,000,000	922,430
3.25%, 11/18/2049	305,000	208,288
3.63%, 9/10/2028 (b)	50,000	48,405
3.63%, 4/6/2040	100,000	80,707
3.70%, 4/6/2050	250,000	185,095
3.95%, 5/15/2043	50,000	41,051
4.80%, 11/8/2043	30,000	27,579
Expand Energy Corp.:
5.38%, 3/15/2030	500,000	488,930
5.70%, 1/15/2035	85,000	83,544
Exxon Mobil Corp.:
2.44%, 8/16/2029 (b)	50,000	45,636
2.61%, 10/15/2030	300,000	267,237
3.00%, 8/16/2039	50,000	37,789
3.10%, 8/16/2049	50,000	33,263
3.29%, 3/19/2027	350,000	342,646
3.45%, 4/15/2051	545,000	383,255
3.48%, 3/19/2030	250,000	235,380
4.11%, 3/1/2046	625,000	506,350
4.23%, 3/19/2040	1,105,000	968,488
4.33%, 3/19/2050	250,000	205,880
Helmerich & Payne, Inc. 5.50%, 12/1/2034 (b) (d)	500,000	475,185
Hess Corp.:
5.60%, 2/15/2041	75,000	73,966
5.80%, 4/1/2047	750,000	751,492
Marathon Petroleum Corp.:
3.80%, 4/1/2028	30,000	28,971
4.50%, 4/1/2048	25,000	19,530
5.13%, 12/15/2026	150,000	151,041
6.50%, 3/1/2041	750,000	777,667

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
Occidental Petroleum Corp.:
5.00%, 8/1/2027	$490,000	$490,676
5.20%, 8/1/2029	160,000	158,792
5.55%, 10/1/2034 (b)	145,000	140,772
6.05%, 10/1/2054	125,000	117,705
6.45%, 9/15/2036	500,000	512,025
6.63%, 9/1/2030	750,000	785,332
Ovintiv, Inc. 5.65%, 5/15/2028	675,000	684,058
Patterson-UTI Energy, Inc. 3.95%, 2/1/2028	250,000	239,172
Phillips 66 Co.:
2.15%, 12/15/2030	150,000	127,236
3.15%, 12/15/2029	100,000	91,736
3.30%, 3/15/2052	500,000	321,710
3.55%, 10/1/2026	10,000	9,818
3.75%, 3/1/2028	25,000	24,202
3.90%, 3/15/2028	50,000	48,487
4.88%, 11/15/2044	95,000	82,233
4.90%, 10/1/2046	10,000	8,583
4.95%, 3/15/2035 (b)	200,000	189,104
5.50%, 3/15/2055 (b)	200,000	184,350
5.65%, 6/15/2054	500,000	472,460
Pioneer Natural Resources Co.:
1.13%, 1/15/2026	95,000	91,690
2.15%, 1/15/2031	70,000	59,445
Shell Finance U.S., Inc.:
2.38%, 11/7/2029	100,000	89,677
2.75%, 4/6/2030	1,600,000	1,442,320
3.25%, 4/6/2050	500,000	336,785
4.00%, 5/10/2046	100,000	78,426
4.13%, 5/11/2035 (b)	75,000	68,756
4.38%, 5/11/2045	750,000	627,270
4.55%, 8/12/2043	250,000	218,018
Shell International Finance BV:
2.50%, 9/12/2026	150,000	145,200
2.88%, 11/26/2041	350,000	247,065
3.13%, 11/7/2049	100,000	65,878
5.50%, 3/25/2040	25,000	25,001
Suncor Energy, Inc.:
3.75%, 3/4/2051	285,000	200,130
4.00%, 11/15/2047	70,000	51,886
TotalEnergies Capital International SA:
2.99%, 6/29/2041	500,000	359,270
3.13%, 5/29/2050	200,000	131,330
3.46%, 2/19/2029 (b)	500,000	476,330
TotalEnergies Capital SA:
3.88%, 10/11/2028	25,000	24,301
4.72%, 9/10/2034 (b)	125,000	120,173
5.15%, 4/5/2034	125,000	124,200
5.28%, 9/10/2054 (b)	250,000	231,753
5.43%, 9/10/2064	250,000	231,750
5.49%, 4/5/2054 (b)	200,000	191,648
Security Description	Principal Amount	Value
5.64%, 4/5/2064	$200,000	$190,966
Valero Energy Corp.:
2.15%, 9/15/2027	250,000	233,767
3.65%, 12/1/2051	750,000	505,545
6.63%, 6/15/2037	250,000	262,547
Woodside Finance Ltd.:
5.10%, 9/12/2034	500,000	476,285
5.70%, 9/12/2054	350,000	326,385
		33,883,563
OIL & GAS SERVICES — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.:
2.06%, 12/15/2026	600,000	571,530
3.34%, 12/15/2027	50,000	48,227
4.08%, 12/15/2047	150,000	118,011
Halliburton Co.:
2.92%, 3/1/2030	500,000	450,415
4.85%, 11/15/2035	150,000	142,606
5.00%, 11/15/2045 (b)	385,000	344,860
7.45%, 9/15/2039	25,000	29,196
NOV, Inc. 3.60%, 12/1/2029 (b)	100,000	93,314
Schlumberger Investment SA:
2.65%, 6/26/2030	150,000	133,722
5.00%, 6/1/2034 (b)	250,000	245,670
		2,177,551
PACKAGING & CONTAINERS — 0.1%
Amcor Finance USA, Inc. 5.63%, 5/26/2033	160,000	161,803
Amcor Flexibles North America, Inc. 2.69%, 5/25/2031 (b)	130,000	111,840
Berry Global, Inc.:
1.57%, 1/15/2026	250,000	241,270
5.65%, 1/15/2034 (d)	40,000	40,173
5.80%, 6/15/2031 (d)	250,000	254,660
Packaging Corp. of America:
3.00%, 12/15/2029	25,000	22,788
3.40%, 12/15/2027 (b)	35,000	33,728
4.05%, 12/15/2049	10,000	7,647
Smurfit Kappa Treasury ULC 5.20%, 1/15/2030 (d)	400,000	401,320
Sonoco Products Co.:
4.45%, 9/1/2026	350,000	347,511
4.60%, 9/1/2029	125,000	121,803
5.00%, 9/1/2034 (b)	145,000	137,522
WRKCo, Inc.:
3.00%, 6/15/2033	500,000	419,690
3.38%, 9/15/2027	100,000	96,267
4.20%, 6/1/2032	50,000	46,639
		2,444,661

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
PHARMACEUTICALS — 1.3%
AbbVie, Inc.:
2.95%, 11/21/2026	$605,000	$587,939
3.20%, 5/14/2026	200,000	196,512
3.20%, 11/21/2029	1,245,000	1,155,920
4.05%, 11/21/2039	1,450,000	1,239,837
4.25%, 11/14/2028 (b)	35,000	34,459
4.25%, 11/21/2049	340,000	276,903
4.30%, 5/14/2036	50,000	45,651
4.40%, 11/6/2042	50,000	43,260
4.45%, 5/14/2046	150,000	127,655
4.50%, 5/14/2035	50,000	46,780
4.55%, 3/15/2035	350,000	329,031
4.75%, 3/15/2045	75,000	66,854
4.80%, 3/15/2027	160,000	160,934
4.80%, 3/15/2029	150,000	149,885
4.88%, 11/14/2048	25,000	22,454
4.95%, 3/15/2031	80,000	79,954
5.05%, 3/15/2034	250,000	247,095
5.35%, 3/15/2044	790,000	767,524
5.40%, 3/15/2054	2,155,000	2,076,278
5.50%, 3/15/2064	110,000	105,240
Astrazeneca Finance LLC:
1.20%, 5/28/2026	785,000	750,531
1.75%, 5/28/2028	55,000	49,873
2.25%, 5/28/2031	20,000	17,028
4.85%, 2/26/2029	165,000	165,391
4.88%, 3/3/2028	250,000	251,462
5.00%, 2/26/2034 (b)	1,085,000	1,073,163
AstraZeneca PLC:
3.00%, 5/28/2051	780,000	511,048
4.00%, 1/17/2029	35,000	34,055
4.00%, 9/18/2042	25,000	20,704
4.38%, 8/17/2048	40,000	33,849
6.45%, 9/15/2037	25,000	27,426
Becton Dickinson & Co.:
1.96%, 2/11/2031	65,000	54,103
3.70%, 6/6/2027	163,000	159,047
4.67%, 6/6/2047	210,000	179,428
4.69%, 2/13/2028	265,000	263,609
4.69%, 12/15/2044	20,000	17,307
4.87%, 2/8/2029	250,000	249,157
5.08%, 6/7/2029	140,000	140,994
Bristol-Myers Squibb Co.:
1.13%, 11/13/2027 (b)	50,000	45,537
1.45%, 11/13/2030	30,000	24,838
2.35%, 11/13/2040	520,000	344,594
2.55%, 11/13/2050	30,000	17,339
2.95%, 3/15/2032	95,000	82,802
3.25%, 8/1/2042	50,000	36,616
3.40%, 7/26/2029	155,000	146,163
3.55%, 3/15/2042	550,000	425,441
3.70%, 3/15/2052	500,000	363,405
3.90%, 2/20/2028	100,000	97,902
4.13%, 6/15/2039	535,000	461,443
Security Description	Principal Amount	Value
4.25%, 10/26/2049	$1,150,000	$931,454
4.35%, 11/15/2047	225,000	185,436
4.55%, 2/20/2048	100,000	85,039
4.90%, 2/22/2027	385,000	388,265
4.90%, 2/22/2029	115,000	115,597
4.95%, 2/20/2026	600,000	603,078
5.10%, 2/22/2031	500,000	503,280
5.20%, 2/22/2034	95,000	94,756
5.50%, 2/22/2044	35,000	34,652
5.55%, 2/22/2054	120,000	116,870
5.65%, 2/22/2064	645,000	621,432
5.90%, 11/15/2033 (b)	135,000	141,708
6.25%, 11/15/2053	125,000	132,488
Cardinal Health, Inc.:
3.41%, 6/15/2027	300,000	290,775
4.70%, 11/15/2026	500,000	499,340
4.90%, 9/15/2045	25,000	21,633
5.13%, 2/15/2029	250,000	250,485
5.35%, 11/15/2034	350,000	342,608
Cencora, Inc.:
2.70%, 3/15/2031	200,000	173,532
2.80%, 5/15/2030	100,000	89,685
3.45%, 12/15/2027	50,000	48,388
4.63%, 12/15/2027 (b)	540,000	539,984
4.85%, 12/15/2029 (b)	65,000	64,556
5.13%, 2/15/2034 (b)	145,000	142,058
5.15%, 2/15/2035 (b)	405,000	395,065
Cigna Group:
3.20%, 3/15/2040	585,000	428,828
6.13%, 11/15/2041	25,000	25,383
CVS Health Corp.:
1.30%, 8/21/2027	300,000	271,827
1.88%, 2/28/2031	250,000	201,672
2.88%, 6/1/2026	210,000	203,918
3.75%, 4/1/2030	250,000	229,200
4.13%, 4/1/2040	350,000	273,973
4.30%, 3/25/2028	179,000	173,519
4.88%, 7/20/2035	45,000	40,885
5.00%, 2/20/2026	70,000	69,945
5.00%, 1/30/2029	820,000	808,889
5.05%, 3/25/2048	1,800,000	1,485,756
5.13%, 2/21/2030	100,000	97,931
5.13%, 7/20/2045	185,000	155,594
5.25%, 2/21/2033	100,000	95,758
5.30%, 6/1/2033	80,000	76,695
5.40%, 6/1/2029	750,000	750,397
5.55%, 6/1/2031	1,000,000	993,340
5.63%, 2/21/2053	700,000	619,269
5.70%, 6/1/2034 (b)	250,000	245,725
5.88%, 6/1/2053 (b)	860,000	788,904
6.00%, 6/1/2044	250,000	236,175
6.05%, 6/1/2054 (b)	250,000	235,137
Eli Lilly & Co.:
2.25%, 5/15/2050	100,000	56,239
2.50%, 9/15/2060 (b)	250,000	133,308

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
4.15%, 8/14/2027	$140,000	$139,241
4.20%, 8/14/2029	90,000	88,074
4.50%, 2/9/2029	165,000	164,192
4.60%, 8/14/2034	145,000	139,261
4.70%, 2/27/2033	725,000	710,710
4.70%, 2/9/2034	250,000	242,467
4.88%, 2/27/2053	140,000	126,340
5.00%, 2/9/2054	1,090,000	1,002,735
5.05%, 8/14/2054	100,000	92,632
5.10%, 2/9/2064	300,000	274,389
5.20%, 8/14/2064	90,000	83,664
GlaxoSmithKline Capital PLC 3.38%, 6/1/2029	835,000	789,726
GlaxoSmithKline Capital, Inc.:
3.88%, 5/15/2028	100,000	97,521
4.20%, 3/18/2043	25,000	21,134
6.38%, 5/15/2038	50,000	54,199
Johnson & Johnson:
0.95%, 9/1/2027	815,000	747,192
1.30%, 9/1/2030	1,070,000	896,981
2.10%, 9/1/2040 (b)	565,000	376,369
2.25%, 9/1/2050 (b)	100,000	57,251
2.45%, 3/1/2026	30,000	29,343
2.45%, 9/1/2060 (b)	65,000	35,359
2.90%, 1/15/2028	250,000	239,082
3.40%, 1/15/2038	100,000	83,442
3.55%, 3/1/2036	150,000	130,997
3.63%, 3/3/2037	200,000	173,142
3.75%, 3/3/2047	100,000	78,656
4.50%, 12/5/2043 (b)	50,000	45,683
4.80%, 6/1/2029 (b)	165,000	166,366
4.95%, 6/1/2034 (b)	105,000	105,046
5.25%, 6/1/2054	460,000	450,138
McKesson Corp. 4.25%, 9/15/2029 (b)	100,000	97,762
Mead Johnson Nutrition Co. 4.60%, 6/1/2044	25,000	21,726
Merck & Co., Inc.:
0.75%, 2/24/2026	350,000	335,583
1.45%, 6/24/2030	55,000	46,126
1.70%, 6/10/2027 (b)	850,000	796,951
1.90%, 12/10/2028	100,000	90,206
2.15%, 12/10/2031	195,000	162,932
2.35%, 6/24/2040	70,000	47,254
2.75%, 12/10/2051	150,000	90,638
3.40%, 3/7/2029	100,000	95,075
3.60%, 9/15/2042	25,000	19,424
3.70%, 2/10/2045	50,000	38,651
3.90%, 3/7/2039	100,000	84,620
4.00%, 3/7/2049	65,000	51,083
4.05%, 5/17/2028	100,000	98,519
4.30%, 5/17/2030 (b)	200,000	196,092
4.50%, 5/17/2033 (b)	120,000	115,642
5.00%, 5/17/2053	750,000	683,407
Security Description	Principal Amount	Value
Novartis Capital Corp.:
2.00%, 2/14/2027	$100,000	$95,111
2.20%, 8/14/2030	100,000	87,489
2.75%, 8/14/2050	815,000	516,034
3.10%, 5/17/2027	30,000	29,087
3.80%, 9/18/2029	1,095,000	1,054,594
4.00%, 9/18/2031	125,000	119,086
4.00%, 11/20/2045	50,000	40,958
4.20%, 9/18/2034	125,000	116,293
4.70%, 9/18/2054	95,000	83,901
Pfizer Investment Enterprises Pte. Ltd.:
4.45%, 5/19/2026	945,000	943,705
4.45%, 5/19/2028	500,000	495,625
4.65%, 5/19/2030	250,000	247,377
4.75%, 5/19/2033	750,000	726,532
5.11%, 5/19/2043	1,000,000	938,390
5.30%, 5/19/2053	660,000	619,285
5.34%, 5/19/2063	1,250,000	1,147,237
Pfizer, Inc.:
1.70%, 5/28/2030	150,000	127,650
1.75%, 8/18/2031 (b)	65,000	53,522
2.55%, 5/28/2040	900,000	623,232
2.70%, 5/28/2050	250,000	154,013
3.00%, 12/15/2026	150,000	145,965
3.45%, 3/15/2029 (b)	100,000	95,347
3.60%, 9/15/2028 (b)	100,000	96,766
3.90%, 3/15/2039	25,000	21,136
4.00%, 12/15/2036 (b)	150,000	133,584
4.00%, 3/15/2049	100,000	78,387
4.10%, 9/15/2038	200,000	174,568
4.20%, 9/15/2048	35,000	28,425
7.20%, 3/15/2039	75,000	87,643
Sanofi SA 3.63%, 6/19/2028	100,000	96,925
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	530,000	518,165
Takeda Pharmaceutical Co. Ltd.:
2.05%, 3/31/2030	250,000	215,432
3.03%, 7/9/2040	200,000	145,032
3.18%, 7/9/2050	500,000	323,840
5.00%, 11/26/2028	100,000	100,285
5.30%, 7/5/2034	250,000	247,795
Utah Acquisition Sub, Inc. 5.25%, 6/15/2046	250,000	209,855
Viatris, Inc.:
2.70%, 6/22/2030	150,000	130,104
3.85%, 6/22/2040	500,000	374,400
4.00%, 6/22/2050	900,000	613,719
Wyeth LLC 6.00%, 2/15/2036	25,000	26,352
Zoetis, Inc.:
3.00%, 9/12/2027	50,000	47,925
3.00%, 5/15/2050	105,000	67,333

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
3.90%, 8/20/2028	$50,000	$48,462
4.45%, 8/20/2048	25,000	20,627
4.70%, 2/1/2043	25,000	22,232
5.60%, 11/16/2032	500,000	515,140
		52,832,439
PIPELINES — 0.9%
Boardwalk Pipelines LP:
3.40%, 2/15/2031	45,000	40,187
4.80%, 5/3/2029	40,000	39,448
5.63%, 8/1/2034	250,000	249,107
Cheniere Corpus Christi Holdings LLC:
2.74%, 12/31/2039	750,000	598,222
3.70%, 11/15/2029	90,000	84,485
Cheniere Energy Partners LP:
5.75%, 8/15/2034 (d)	750,000	753,472
5.95%, 6/30/2033	250,000	255,465
Cheniere Energy, Inc. 5.65%, 4/15/2034	115,000	115,199
DCP Midstream Operating LP 3.25%, 2/15/2032	300,000	258,114
Enbridge, Inc.:
2.50%, 8/1/2033	200,000	160,536
3.40%, 8/1/2051	145,000	97,124
3.70%, 7/15/2027	50,000	48,782
4.00%, 11/15/2049	100,000	74,814
4.25%, 12/1/2026	50,000	49,559
5.25%, 4/5/2027	350,000	354,116
5.63%, 4/5/2034	155,000	156,032
5.70%, 3/8/2033	610,000	616,826
6.00%, 11/15/2028	150,000	155,221
6.70%, 11/15/2053	500,000	542,910
5 yr. CMT + 2.97%, 7.20%, 6/27/2054 (c)	500,000	514,550
Energy Transfer LP:
4.00%, 10/1/2027	50,000	48,894
4.15%, 9/15/2029	100,000	95,936
4.20%, 4/15/2027	50,000	49,351
4.40%, 3/15/2027	50,000	49,521
4.75%, 1/15/2026	225,000	224,759
4.95%, 5/15/2028	30,000	29,960
5.00%, 5/15/2050	250,000	212,522
5.15%, 2/1/2043	25,000	22,001
5.15%, 3/15/2045	225,000	196,927
5.25%, 4/15/2029	275,000	276,045
5.30%, 4/1/2044	25,000	22,348
5.35%, 5/15/2045	25,000	22,490
5.40%, 10/1/2047	150,000	134,667
5.55%, 2/15/2028	550,000	558,596
5.55%, 5/15/2034	175,000	173,551
5.60%, 9/1/2034 (b)	250,000	248,927
5.75%, 2/15/2033	500,000	506,145
5.95%, 5/15/2054	750,000	723,435
6.05%, 12/1/2026	500,000	510,880
6.10%, 12/1/2028	250,000	259,645
Security Description	Principal Amount	Value
6.25%, 4/15/2049	$1,275,000	$1,279,029
EnLink Midstream LLC 5.65%, 9/1/2034	100,000	99,668
Enterprise Products Operating LLC:
3.13%, 7/31/2029	100,000	93,040
3.20%, 2/15/2052	200,000	130,142
3.30%, 2/15/2053	250,000	164,520
3.70%, 1/31/2051	1,250,000	897,550
3.95%, 2/15/2027	200,000	197,156
4.15%, 10/16/2028	25,000	24,404
4.20%, 1/31/2050	65,000	51,264
4.60%, 1/11/2027	1,000,000	1,000,000
4.80%, 2/1/2049	25,000	21,589
4.85%, 3/15/2044	50,000	44,761
4.90%, 5/15/2046	50,000	44,504
4.95%, 2/15/2035	640,000	619,526
5.10%, 2/15/2045	200,000	184,084
Series E, 3 mo. USD Term SOFR + 3.29%, 5.25%, 8/16/2077 (c)	150,000	146,305
5.35%, 1/31/2033	500,000	503,860
5.55%, 2/16/2055	125,000	120,287
Kinder Morgan Energy Partners LP 5.40%, 9/1/2044	25,000	22,754
Kinder Morgan, Inc.:
2.00%, 2/15/2031	110,000	92,058
3.25%, 8/1/2050	650,000	411,768
3.60%, 2/15/2051	600,000	406,110
5.00%, 2/1/2029	1,200,000	1,195,692
5.05%, 2/15/2046	50,000	43,426
5.10%, 8/1/2029	115,000	115,048
5.20%, 6/1/2033	675,000	659,488
5.30%, 12/1/2034	200,000	195,266
5.40%, 2/1/2034	500,000	493,055
5.55%, 6/1/2045	150,000	140,209
5.95%, 8/1/2054 (b)	180,000	175,698
MPLX LP:
1.75%, 3/1/2026	35,000	33,804
2.65%, 8/15/2030	500,000	437,475
4.00%, 3/15/2028	35,000	33,942
4.50%, 4/15/2038	180,000	156,926
4.70%, 4/15/2048	100,000	82,000
4.80%, 2/15/2029	105,000	104,108
4.90%, 4/15/2058	25,000	20,201
4.95%, 3/14/2052	1,000,000	841,710
5.00%, 3/1/2033	145,000	139,390
5.20%, 3/1/2047	100,000	88,772
5.20%, 12/1/2047	100,000	88,371
5.50%, 6/1/2034	1,360,000	1,341,395
ONEOK, Inc.:
3.10%, 3/15/2030	525,000	476,049
3.40%, 9/1/2029	100,000	92,981
4.00%, 7/13/2027	30,000	29,456
4.20%, 10/3/2047	50,000	37,765

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
4.25%, 9/24/2027	$1,200,000	$1,182,756
4.40%, 10/15/2029	100,000	96,956
4.45%, 9/1/2049	40,000	31,176
4.50%, 3/15/2050	25,000	19,692
4.55%, 7/15/2028	50,000	49,265
4.75%, 10/15/2031	100,000	96,712
4.85%, 2/1/2049	275,000	227,964
4.95%, 7/13/2047	150,000	126,867
5.00%, 3/1/2026	50,000	50,061
5.05%, 11/1/2034	700,000	669,991
5.20%, 7/15/2048	25,000	22,091
5.55%, 11/1/2026	145,000	146,795
5.70%, 11/1/2054 (b)	200,000	188,452
5.85%, 11/1/2064	200,000	187,338
6.05%, 9/1/2033	145,000	149,275
6.63%, 9/1/2053	500,000	526,640
Plains All American Pipeline LP/PAA Finance Corp.:
3.55%, 12/15/2029	1,000,000	930,250
4.50%, 12/15/2026	50,000	49,750
4.70%, 6/15/2044	25,000	20,648
5.70%, 9/15/2034	250,000	249,977
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	100,000	97,620
4.50%, 5/15/2030	250,000	242,162
5.00%, 3/15/2027	500,000	501,215
5.88%, 6/30/2026	250,000	252,420
South Bow USA Infrastructure Holdings LLC 5.58%, 10/1/2034 (d)	750,000	729,525
Targa Resources Corp.:
5.20%, 7/1/2027	85,000	85,518
5.50%, 2/15/2035	155,000	152,590
6.15%, 3/1/2029	200,000	207,502
6.50%, 2/15/2053	500,000	521,625
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 1/15/2032	500,000	454,825
TransCanada PipeLines Ltd.:
4.10%, 4/15/2030	700,000	664,531
4.63%, 3/1/2034	250,000	232,770
5.10%, 3/15/2049 (b)	500,000	455,170
7.63%, 1/15/2039	25,000	28,876
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	750,000	683,070
7.85%, 2/1/2026	200,000	205,050
Valero Energy Partners LP 4.50%, 3/15/2028	50,000	49,289
Western Midstream Operating LP 6.15%, 4/1/2033	605,000	616,676
Security Description	Principal Amount	Value
Williams Cos., Inc.:
2.60%, 3/15/2031	$750,000	$646,005
3.50%, 11/15/2030	100,000	91,887
3.75%, 6/15/2027	200,000	194,874
5.10%, 9/15/2045	125,000	112,116
5.40%, 3/2/2026	500,000	503,480
5.65%, 3/15/2033	500,000	504,560
5.75%, 6/24/2044	25,000	24,204
		36,387,591
REAL ESTATE — 0.0% (a)
CBRE Services, Inc.:
4.88%, 3/1/2026	50,000	49,963
5.50%, 4/1/2029	115,000	116,904
		166,867
REAL ESTATE INVESTMENT TRUSTS — 0.9%
Agree LP:
2.00%, 6/15/2028	65,000	58,871
4.80%, 10/1/2032	250,000	239,330
Alexandria Real Estate Equities, Inc.:
1.88%, 2/1/2033	1,000,000	770,650
2.00%, 5/18/2032	125,000	99,642
3.00%, 5/18/2051	250,000	153,115
3.38%, 8/15/2031	60,000	53,732
4.00%, 2/1/2050	100,000	74,414
4.70%, 7/1/2030	35,000	34,139
5.15%, 4/15/2053	500,000	445,215
5.25%, 5/15/2036	115,000	111,537
American Homes 4 Rent LP:
5.25%, 3/15/2035	120,000	116,819
5.50%, 2/1/2034 (b)	300,000	298,668
American Tower Corp.:
1.45%, 9/15/2026	200,000	189,016
2.30%, 9/15/2031	145,000	120,457
2.75%, 1/15/2027	200,000	192,138
3.10%, 6/15/2050	100,000	64,233
3.13%, 1/15/2027	100,000	96,738
3.38%, 10/15/2026	75,000	73,254
3.65%, 3/15/2027	160,000	156,157
5.20%, 2/15/2029	500,000	502,820
5.45%, 2/15/2034	100,000	99,973
5.50%, 3/15/2028	750,000	760,710
5.80%, 11/15/2028	250,000	256,435
5.90%, 11/15/2033	250,000	257,460
AvalonBay Communities, Inc.:
2.05%, 1/15/2032 (b)	140,000	115,928
Series MTN, 2.45%, 1/15/2031	70,000	60,641
Series GMTN, 2.95%, 5/11/2026	50,000	48,834
Series MTN, 3.20%, 1/15/2028	40,000	38,267
Series MTN, 3.30%, 6/1/2029	65,000	60,885

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
Series MTN, 3.90%, 10/15/2046	$50,000	$38,840
5.00%, 2/15/2033	500,000	492,425
5.30%, 12/7/2033 (b)	250,000	250,332
Boston Properties LP:
2.45%, 10/1/2033 (b)	50,000	38,566
2.55%, 4/1/2032	200,000	161,868
2.75%, 10/1/2026	150,000	144,525
2.90%, 3/15/2030	35,000	30,940
3.40%, 6/21/2029	100,000	91,811
3.65%, 2/1/2026	100,000	98,565
5.75%, 1/15/2035	200,000	196,250
6.50%, 1/15/2034 (b)	500,000	524,060
6.75%, 12/1/2027	100,000	104,345
Brixmor Operating Partnership LP:
2.25%, 4/1/2028	50,000	45,711
2.50%, 8/16/2031	50,000	42,003
4.05%, 7/1/2030 (b)	25,000	23,626
4.13%, 6/15/2026	50,000	49,503
4.13%, 5/15/2029	100,000	95,901
5.50%, 2/15/2034	175,000	173,458
Camden Property Trust:
3.15%, 7/1/2029	65,000	60,412
4.10%, 10/15/2028	20,000	19,446
5.85%, 11/3/2026	250,000	255,310
CBRE Services, Inc. 5.95%, 8/15/2034	155,000	160,090
COPT Defense Properties LP:
2.25%, 3/15/2026	35,000	33,868
2.75%, 4/15/2031	40,000	34,138
Cousins Properties LP 5.38%, 2/15/2032	65,000	63,887
Crown Castle, Inc.:
2.10%, 4/1/2031	500,000	413,855
2.50%, 7/15/2031	500,000	421,145
2.90%, 4/1/2041 (b)	500,000	348,455
3.65%, 9/1/2027	150,000	145,405
3.70%, 6/15/2026	15,000	14,757
4.00%, 3/1/2027	20,000	19,644
4.75%, 5/15/2047	100,000	84,704
4.90%, 9/1/2029	85,000	84,092
5.00%, 1/11/2028	785,000	784,058
5.20%, 9/1/2034	200,000	195,030
5.80%, 3/1/2034	110,000	112,119
CubeSmart LP:
3.00%, 2/15/2030	100,000	90,005
4.38%, 2/15/2029	30,000	29,135
Digital Realty Trust LP:
3.70%, 8/15/2027	150,000	146,013
5.55%, 1/15/2028	140,000	142,146
DOC Dr. LLC:
2.63%, 11/1/2031	25,000	21,151
3.95%, 1/15/2028	100,000	97,040
Security Description	Principal Amount	Value
Equinix Europe 2 Financing Corp. LLC 5.50%, 6/15/2034	$1,195,000	$1,199,983
Equinix, Inc.:
1.45%, 5/15/2026	70,000	66,977
1.55%, 3/15/2028	75,000	67,513
2.00%, 5/15/2028	70,000	63,635
2.50%, 5/15/2031	100,000	85,424
2.95%, 9/15/2051	150,000	92,164
3.20%, 11/18/2029	45,000	41,370
3.40%, 2/15/2052	50,000	34,018
3.90%, 4/15/2032	100,000	92,125
ERP Operating LP:
1.85%, 8/1/2031	200,000	164,946
3.00%, 7/1/2029	25,000	23,073
3.50%, 3/1/2028	100,000	96,327
4.00%, 8/1/2047	50,000	38,777
4.15%, 12/1/2028	100,000	97,738
4.65%, 9/15/2034	110,000	104,254
Essex Portfolio LP:
1.70%, 3/1/2028	165,000	149,135
2.55%, 6/15/2031	30,000	25,481
3.00%, 1/15/2030	25,000	22,615
3.63%, 5/1/2027	50,000	48,741
4.00%, 3/1/2029	65,000	62,523
4.50%, 3/15/2048	50,000	41,314
5.50%, 4/1/2034 (b)	200,000	200,002
Extra Space Storage LP:
2.35%, 3/15/2032	70,000	57,221
2.40%, 10/15/2031	70,000	58,179
3.50%, 7/1/2026	350,000	343,675
3.90%, 4/1/2029	520,000	496,683
4.00%, 6/15/2029	100,000	95,686
Federal Realty OP LP:
3.20%, 6/15/2029	75,000	69,108
3.25%, 7/15/2027	50,000	48,082
5.38%, 5/1/2028	250,000	252,390
GLP Capital LP/GLP Financing II, Inc.:
3.25%, 1/15/2032	100,000	85,858
4.00%, 1/15/2030	65,000	60,366
4.00%, 1/15/2031	50,000	45,810
5.38%, 4/15/2026	40,000	40,038
5.63%, 9/15/2034	200,000	196,368
5.75%, 6/1/2028	20,000	20,170
6.75%, 12/1/2033	490,000	519,968
Healthcare Realty Holdings LP:
2.00%, 3/15/2031	55,000	44,991
3.50%, 8/1/2026	25,000	24,432
Healthpeak OP LLC:
1.35%, 2/1/2027	100,000	93,264
2.13%, 12/1/2028	125,000	112,385
2.88%, 1/15/2031	125,000	110,044
5.25%, 12/15/2032	300,000	297,720

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
Highwoods Realty LP:
3.05%, 2/15/2030	$25,000	$22,060
3.88%, 3/1/2027	50,000	48,660
7.65%, 2/1/2034 (b)	200,000	222,100
Host Hotels & Resorts LP:
Series H, 3.38%, 12/15/2029	150,000	137,257
5.50%, 4/15/2035 (b)	250,000	244,787
5.70%, 7/1/2034	1,000,000	998,960
Invitation Homes Operating Partnership LP 5.45%, 8/15/2030	500,000	506,485
Kilroy Realty LP:
3.05%, 2/15/2030	50,000	43,826
4.75%, 12/15/2028	25,000	24,401
6.25%, 1/15/2036	60,000	59,560
Kimco Realty OP LLC:
2.25%, 12/1/2031	180,000	149,247
2.80%, 10/1/2026	50,000	48,411
3.70%, 10/1/2049	100,000	72,573
3.80%, 4/1/2027	25,000	24,490
4.60%, 2/1/2033	250,000	238,110
4.85%, 3/1/2035 (b)	45,000	42,804
Kite Realty Group LP 5.50%, 3/1/2034 (b)	75,000	74,503
Mid-America Apartments LP:
3.60%, 6/1/2027	50,000	48,783
3.95%, 3/15/2029	100,000	96,333
5.30%, 2/15/2032	300,000	301,470
NNN REIT, Inc.:
3.00%, 4/15/2052	250,000	152,300
3.10%, 4/15/2050	100,000	63,205
3.50%, 4/15/2051	45,000	30,493
3.60%, 12/15/2026	50,000	48,942
4.30%, 10/15/2028	35,000	34,159
5.50%, 6/15/2034	100,000	99,719
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033	200,000	167,166
3.63%, 10/1/2029	50,000	46,143
Phillips Edison Grocery Center Operating Partnership I LP 4.95%, 1/15/2035	200,000	188,158
Piedmont Operating Partnership LP:
3.15%, 8/15/2030	100,000	85,790
6.88%, 7/15/2029 (b)	105,000	107,949
Prologis LP:
1.25%, 10/15/2030	30,000	24,568
1.63%, 3/15/2031	250,000	203,947
1.75%, 2/1/2031	70,000	58,060
2.13%, 4/15/2027	50,000	47,362
2.25%, 4/15/2030	65,000	56,848
2.25%, 1/15/2032	100,000	83,225
3.00%, 4/15/2050	50,000	32,051
3.05%, 3/1/2050	10,000	6,477
Security Description	Principal Amount	Value
4.00%, 9/15/2028	$100,000	$97,318
4.38%, 2/1/2029	65,000	63,904
4.75%, 6/15/2033	200,000	193,372
4.88%, 6/15/2028 (b)	500,000	501,335
5.00%, 3/15/2034	1,000,000	976,350
5.25%, 6/15/2053	350,000	326,844
Public Storage Operating Co.:
1.50%, 11/9/2026	50,000	47,313
1.85%, 5/1/2028 (b)	250,000	228,017
2.25%, 11/9/2031	65,000	54,341
5.10%, 8/1/2033	400,000	397,316
Realty Income Corp.:
0.75%, 3/15/2026	250,000	238,462
1.80%, 3/15/2033	300,000	229,686
2.10%, 3/15/2028	50,000	45,958
2.70%, 2/15/2032	60,000	50,910
2.85%, 12/15/2032	250,000	211,050
3.10%, 12/15/2029	150,000	137,704
3.40%, 1/15/2030	600,000	557,742
3.65%, 1/15/2028	100,000	96,582
3.95%, 8/15/2027	40,000	39,349
4.13%, 10/15/2026	50,000	49,520
4.70%, 12/15/2028	140,000	139,188
4.75%, 2/15/2029	250,000	248,157
4.88%, 6/1/2026	10,000	10,026
5.05%, 1/13/2026	45,000	45,004
5.38%, 9/1/2054 (b)	290,000	275,372
Regency Centers LP:
4.13%, 3/15/2028	50,000	48,724
4.40%, 2/1/2047	150,000	123,553
5.10%, 1/15/2035	375,000	365,704
Sabra Health Care LP:
3.20%, 12/1/2031	150,000	128,751
5.13%, 8/15/2026	25,000	25,003
Simon Property Group LP:
1.38%, 1/15/2027	200,000	187,442
1.75%, 2/1/2028	250,000	228,770
2.20%, 2/1/2031 (b)	250,000	212,695
2.65%, 7/15/2030	350,000	311,409
2.65%, 2/1/2032	500,000	425,625
4.25%, 11/30/2046 (b)	50,000	40,854
4.75%, 9/26/2034	40,000	37,926
5.50%, 3/8/2033	200,000	203,082
6.65%, 1/15/2054	250,000	277,932
Store Capital LLC:
2.70%, 12/1/2031	100,000	82,217
4.50%, 3/15/2028	50,000	48,491
Sun Communities Operating LP:
2.30%, 11/1/2028	65,000	58,602
2.70%, 7/15/2031	40,000	33,646
4.20%, 4/15/2032	50,000	45,609
5.50%, 1/15/2029	375,000	377,306
Tanger Properties LP 3.88%, 7/15/2027	50,000	48,506

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
UDR, Inc.:
Series MTN, 1.90%, 3/15/2033	$250,000	$192,102
Series MTN, 2.95%, 9/1/2026	25,000	24,236
Series GMTN, 3.50%, 1/15/2028	150,000	143,455
Series MTN, 3.50%, 7/1/2027	50,000	48,435
Ventas Realty LP:
3.00%, 1/15/2030	50,000	45,085
3.85%, 4/1/2027	100,000	97,696
4.00%, 3/1/2028	100,000	97,330
4.38%, 2/1/2045	75,000	61,183
5.00%, 1/15/2035	1,190,000	1,137,295
5.63%, 7/1/2034	205,000	206,179
VICI Properties LP:
5.13%, 11/15/2031	215,000	210,132
5.13%, 5/15/2032	750,000	728,632
Welltower OP LLC:
2.05%, 1/15/2029	560,000	500,707
2.70%, 2/15/2027	50,000	48,063
2.80%, 6/1/2031	200,000	174,012
3.10%, 1/15/2030	55,000	50,090
4.13%, 3/15/2029	100,000	96,814
Weyerhaeuser Co.:
3.38%, 3/9/2033	60,000	52,136
4.00%, 11/15/2029	200,000	190,824
4.75%, 5/15/2026	200,000	199,978
WP Carey, Inc.:
2.25%, 4/1/2033 (b)	50,000	39,423
3.85%, 7/15/2029 (b)	100,000	95,148
		35,772,289
RETAIL — 0.6%
AutoNation, Inc.:
3.85%, 3/1/2032 (b)	200,000	179,358
4.75%, 6/1/2030	50,000	48,367
AutoZone, Inc.:
1.65%, 1/15/2031	40,000	32,880
3.75%, 6/1/2027	100,000	97,703
4.50%, 2/1/2028	105,000	104,049
4.75%, 2/1/2033	95,000	91,186
5.20%, 8/1/2033	250,000	246,360
5.40%, 7/15/2034 (b)	180,000	179,001
6.55%, 11/1/2033	140,000	150,718
Best Buy Co., Inc. 4.45%, 10/1/2028	50,000	49,171
Costco Wholesale Corp.:
1.38%, 6/20/2027	100,000	92,940
1.60%, 4/20/2030	65,000	55,617
1.75%, 4/20/2032 (b)	530,000	431,139
Darden Restaurants, Inc.:
3.85%, 5/1/2027	15,000	14,668
4.55%, 10/15/2029	70,000	68,260
4.55%, 2/15/2048 (b)	15,000	12,070
Security Description	Principal Amount	Value
6.30%, 10/10/2033	$115,000	$120,488
Dollar General Corp.:
4.13%, 5/1/2028	70,000	68,011
4.63%, 11/1/2027	100,000	99,322
5.00%, 11/1/2032	60,000	57,559
5.45%, 7/5/2033 (b)	750,000	737,265
5.50%, 11/1/2052	100,000	90,307
Dollar Tree, Inc.:
2.65%, 12/1/2031 (b)	200,000	168,772
4.20%, 5/15/2028	45,000	43,740
Genuine Parts Co. 4.95%, 8/15/2029	125,000	124,570
Home Depot, Inc.:
1.50%, 9/15/2028	100,000	89,385
1.88%, 9/15/2031	40,000	33,056
2.13%, 9/15/2026	150,000	144,333
2.38%, 3/15/2051	500,000	282,105
2.50%, 4/15/2027	350,000	334,925
2.70%, 4/15/2030	250,000	225,085
2.75%, 9/15/2051	100,000	60,969
2.80%, 9/14/2027	250,000	239,482
2.88%, 4/15/2027	100,000	96,655
3.00%, 4/1/2026	350,000	343,826
3.13%, 12/15/2049	100,000	66,982
3.25%, 4/15/2032	130,000	115,996
3.30%, 4/15/2040	750,000	583,890
3.35%, 4/15/2050	150,000	104,805
3.63%, 4/15/2052	500,000	362,520
4.25%, 4/1/2046	35,000	29,123
4.75%, 6/25/2029	90,000	90,165
4.85%, 6/25/2031	1,095,000	1,094,212
4.88%, 6/25/2027	50,000	50,470
4.90%, 4/15/2029	500,000	504,495
4.95%, 6/25/2034	130,000	128,162
4.95%, 9/15/2052 (b)	250,000	227,677
5.15%, 6/25/2026	70,000	70,700
5.30%, 6/25/2054	550,000	527,554
5.40%, 6/25/2064	105,000	100,572
5.95%, 4/1/2041	50,000	52,474
Lowe's Cos., Inc.:
1.30%, 4/15/2028	20,000	17,882
1.70%, 9/15/2028	25,000	22,362
1.70%, 10/15/2030	520,000	434,346
2.50%, 4/15/2026	50,000	48,762
2.63%, 4/1/2031	100,000	86,849
3.00%, 10/15/2050	265,000	164,981
3.10%, 5/3/2027	200,000	193,428
3.35%, 4/1/2027	90,000	87,465
3.50%, 4/1/2051 (b)	50,000	34,106
3.70%, 4/15/2046	50,000	36,926
3.75%, 4/1/2032	250,000	228,810
4.05%, 5/3/2047	300,000	232,518
4.80%, 4/1/2026	765,000	766,339
5.00%, 4/15/2033	210,000	206,797
5.15%, 7/1/2033 (b)	350,000	347,966

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
5.63%, 4/15/2053 (b)	$1,000,000	$962,530
5.80%, 9/15/2062	250,000	242,022
McDonald's Corp.:
Series MTN, 2.13%, 3/1/2030	15,000	13,101
Series MTN, 2.63%, 9/1/2029 (b)	75,000	68,307
Series MTN, 3.50%, 3/1/2027 (b)	50,000	48,861
Series MTN, 3.60%, 7/1/2030	250,000	234,350
Series MTN, 3.63%, 9/1/2049	160,000	115,315
Series MTN, 3.70%, 1/30/2026	75,000	74,422
Series MTN, 3.80%, 4/1/2028 (b)	100,000	97,332
Series MTN, 4.20%, 4/1/2050	750,000	594,105
Series MTN, 4.45%, 3/1/2047	125,000	105,134
Series MTN, 4.45%, 9/1/2048	20,000	16,693
Series MTN, 4.70%, 12/9/2035	150,000	143,145
4.80%, 8/14/2028	500,000	500,725
Series MTN, 4.88%, 12/9/2045	100,000	89,694
4.95%, 8/14/2033 (b)	200,000	198,392
Series GMTN, 5.00%, 5/17/2029	125,000	125,807
5.45%, 8/14/2053 (b)	200,000	191,484
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031	45,000	36,888
3.60%, 9/1/2027	50,000	48,526
4.35%, 6/1/2028	100,000	98,226
5.00%, 8/19/2034	200,000	193,976
5.75%, 11/20/2026	175,000	178,027
Starbucks Corp.:
2.00%, 3/12/2027	100,000	94,475
2.25%, 3/12/2030	100,000	87,642
2.55%, 11/15/2030	100,000	87,581
3.00%, 2/14/2032 (b)	220,000	192,304
3.35%, 3/12/2050	25,000	16,669
3.50%, 11/15/2050	150,000	103,834
4.00%, 11/15/2028	50,000	48,459
4.45%, 8/15/2049	100,000	81,897
4.50%, 11/15/2048	30,000	24,833
4.75%, 2/15/2026	425,000	426,024
4.80%, 2/15/2033	145,000	141,433
4.85%, 2/8/2027	1,000,000	1,004,110
5.00%, 2/15/2034	200,000	195,770
Target Corp.:
1.95%, 1/15/2027	200,000	190,320
2.50%, 4/15/2026	50,000	48,787
3.38%, 4/15/2029 (b)	100,000	94,904
Security Description	Principal Amount	Value
4.40%, 1/15/2033 (b)	$65,000	$62,212
4.50%, 9/15/2032 (b)	1,000,000	966,570
4.50%, 9/15/2034 (b)	265,000	251,829
4.80%, 1/15/2053 (b)	565,000	504,635
TJX Cos., Inc.:
1.60%, 5/15/2031	250,000	204,575
2.25%, 9/15/2026	50,000	48,204
Walmart, Inc.:
1.05%, 9/17/2026	1,665,000	1,575,223
1.50%, 9/22/2028	500,000	449,075
1.80%, 9/22/2031	570,000	476,092
2.50%, 9/22/2041	750,000	516,277
2.65%, 9/22/2051	400,000	246,884
3.25%, 7/8/2029	80,000	75,888
3.90%, 4/15/2028	125,000	122,792
4.10%, 4/15/2033 (b)	135,000	128,511
4.50%, 9/9/2052	250,000	217,912
4.50%, 4/15/2053	1,000,000	871,320
		26,166,779
SEMICONDUCTORS — 0.6%
Analog Devices, Inc.:
2.10%, 10/1/2031	500,000	418,935
5.05%, 4/1/2034 (b)	65,000	64,912
5.30%, 4/1/2054	100,000	95,030
Applied Materials, Inc.:
1.75%, 6/1/2030	30,000	25,628
4.35%, 4/1/2047	100,000	84,650
4.80%, 6/15/2029 (b)	635,000	637,292
5.10%, 10/1/2035	50,000	49,987
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.88%, 1/15/2027	350,000	344,449
Broadcom, Inc.:
1.95%, 2/15/2028 (d)	80,000	73,236
2.45%, 2/15/2031 (d)	700,000	604,051
2.60%, 2/15/2033 (d)	200,000	165,436
3.14%, 11/15/2035 (d)	750,000	612,660
3.42%, 4/15/2033 (d)	315,000	275,823
3.47%, 4/15/2034 (d)	250,000	216,628
3.50%, 2/15/2041 (d)	315,000	245,933
3.75%, 2/15/2051 (b) (d)	40,000	29,737
4.11%, 9/15/2028	159,000	155,310
4.15%, 2/15/2028	110,000	108,154
4.15%, 11/15/2030	100,000	95,775
4.30%, 11/15/2032	55,000	51,891
4.35%, 2/15/2030	125,000	121,573
4.55%, 2/15/2032	145,000	140,196
4.75%, 4/15/2029	150,000	148,959
4.80%, 10/15/2034	1,700,000	1,640,551
4.93%, 5/15/2037 (d)	500,000	475,940
5.00%, 4/15/2030	200,000	200,104
5.05%, 7/12/2027	75,000	75,728
5.05%, 7/12/2029	590,000	592,201
5.15%, 11/15/2031	75,000	75,485

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
Intel Corp.:
1.60%, 8/12/2028	$55,000	$48,605
2.00%, 8/12/2031 (b)	100,000	80,539
2.45%, 11/15/2029	150,000	131,576
3.05%, 8/12/2051	350,000	199,122
3.10%, 2/15/2060	150,000	79,985
3.15%, 5/11/2027	200,000	191,866
3.25%, 11/15/2049	150,000	89,840
3.75%, 3/25/2027	300,000	292,110
3.75%, 8/5/2027	250,000	242,477
4.10%, 5/19/2046	370,000	263,869
4.10%, 5/11/2047	50,000	35,495
4.75%, 3/25/2050	150,000	115,995
4.88%, 2/10/2026	750,000	750,120
4.88%, 2/10/2028	150,000	149,187
4.90%, 8/5/2052	500,000	394,175
5.13%, 2/10/2030	1,000,000	990,670
5.20%, 2/10/2033 (b)	635,000	613,461
5.63%, 2/10/2043	100,000	91,404
5.70%, 2/10/2053	570,000	504,729
5.90%, 2/10/2063	500,000	449,250
KLA Corp.:
3.30%, 3/1/2050	50,000	34,581
4.10%, 3/15/2029	65,000	63,357
4.95%, 7/15/2052	750,000	680,677
Lam Research Corp.:
3.75%, 3/15/2026	50,000	49,498
4.00%, 3/15/2029 (b)	280,000	272,236
4.88%, 3/15/2049	25,000	22,456
Marvell Technology, Inc.:
1.65%, 4/15/2026	65,000	62,338
2.45%, 4/15/2028	65,000	59,971
2.95%, 4/15/2031	60,000	52,663
5.75%, 2/15/2029	250,000	256,305
5.95%, 9/15/2033	125,000	129,843
Microchip Technology, Inc.:
4.90%, 3/15/2028	500,000	498,290
5.05%, 3/15/2029	90,000	89,786
5.05%, 2/15/2030 (b)	200,000	198,718
Micron Technology, Inc.:
2.70%, 4/15/2032	110,000	92,161
4.66%, 2/15/2030	200,000	195,146
5.30%, 1/15/2031	1,070,000	1,069,326
5.38%, 4/15/2028	500,000	505,350
NVIDIA Corp.:
1.55%, 6/15/2028	100,000	90,779
2.00%, 6/15/2031	100,000	84,986
2.85%, 4/1/2030	500,000	457,940
3.20%, 9/16/2026	50,000	49,026
3.50%, 4/1/2040	300,000	248,172
3.50%, 4/1/2050	150,000	111,320
NXP BV/NXP Funding LLC/NXP USA, Inc.:
3.15%, 5/1/2027	15,000	14,424
3.25%, 5/11/2041	350,000	255,584
Security Description	Principal Amount	Value
3.40%, 5/1/2030	$570,000	$524,240
4.30%, 6/18/2029 (b)	500,000	484,610
4.40%, 6/1/2027	75,000	74,225
5.00%, 1/15/2033	100,000	97,251
QUALCOMM, Inc.:
1.30%, 5/20/2028 (b)	250,000	224,227
2.15%, 5/20/2030	100,000	87,765
3.25%, 5/20/2027	2,050,000	1,994,035
3.25%, 5/20/2050	45,000	30,687
4.25%, 5/20/2032 (b)	90,000	86,569
4.30%, 5/20/2047	50,000	41,326
4.80%, 5/20/2045	25,000	22,544
5.40%, 5/20/2033 (b)	250,000	257,812
6.00%, 5/20/2053 (b)	500,000	522,015
Texas Instruments, Inc.:
2.90%, 11/3/2027 (b)	70,000	67,101
3.88%, 3/15/2039	250,000	214,645
4.15%, 5/15/2048	150,000	122,085
4.60%, 2/15/2028	115,000	115,174
4.85%, 2/8/2034	105,000	103,327
5.05%, 5/18/2063	500,000	450,400
5.15%, 2/8/2054	350,000	327,558
TSMC Arizona Corp.:
1.75%, 10/25/2026	750,000	711,255
3.13%, 10/25/2041	750,000	573,967
3.88%, 4/22/2027	200,000	196,454
		26,514,934
SHIPBUILDING — 0.0% (a)
Huntington Ingalls Industries, Inc.:
2.04%, 8/16/2028	100,000	89,830
5.35%, 1/15/2030	100,000	100,171
		190,001
SOFTWARE — 0.6%
Adobe, Inc.:
2.30%, 2/1/2030	30,000	26,685
4.80%, 4/4/2029	100,000	100,450
4.85%, 4/4/2027	45,000	45,306
4.95%, 4/4/2034	450,000	445,972
AppLovin Corp. 5.38%, 12/1/2031	750,000	750,585
Autodesk, Inc.:
2.40%, 12/15/2031	160,000	134,390
3.50%, 6/15/2027	50,000	48,553
Broadridge Financial Solutions, Inc.:
2.60%, 5/1/2031	150,000	128,277
2.90%, 12/1/2029	50,000	45,203
Concentrix Corp. 6.65%, 8/2/2026	200,000	203,546
Electronic Arts, Inc.:
1.85%, 2/15/2031	90,000	74,734
2.95%, 2/15/2051	65,000	40,749

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
Fidelity National Information Services, Inc.:
1.15%, 3/1/2026	$305,000	$292,553
1.65%, 3/1/2028	35,000	31,659
3.10%, 3/1/2041	15,000	10,900
Fiserv, Inc.:
2.25%, 6/1/2027	50,000	47,166
2.65%, 6/1/2030	50,000	44,197
3.20%, 7/1/2026	275,000	268,917
3.50%, 7/1/2029	65,000	60,997
4.20%, 10/1/2028	65,000	63,231
4.40%, 7/1/2049	60,000	49,024
4.75%, 3/15/2030	250,000	246,795
5.45%, 3/2/2028	750,000	761,730
5.60%, 3/2/2033	500,000	506,950
Intuit, Inc.:
1.65%, 7/15/2030	15,000	12,644
5.20%, 9/15/2033	150,000	150,274
5.25%, 9/15/2026	250,000	252,815
5.50%, 9/15/2053 (b)	310,000	304,073
Microsoft Corp.:
2.40%, 8/8/2026	200,000	194,098
2.53%, 6/1/2050	1,668,000	1,025,803
2.68%, 6/1/2060 (b)	288,000	168,376
2.92%, 3/17/2052	1,860,000	1,232,176
3.04%, 3/17/2062	312,000	199,746
3.30%, 2/6/2027	1,280,000	1,253,146
3.45%, 8/8/2036	1,062,000	924,694
4.50%, 6/15/2047	150,000	135,099
Oracle Corp.:
1.65%, 3/25/2026	590,000	568,831
2.30%, 3/25/2028	105,000	97,090
2.65%, 7/15/2026	45,000	43,658
2.80%, 4/1/2027	250,000	240,005
2.88%, 3/25/2031	370,000	325,126
2.95%, 4/1/2030	300,000	270,855
3.60%, 4/1/2040	750,000	585,502
3.60%, 4/1/2050	525,000	367,132
3.65%, 3/25/2041	910,000	706,842
3.80%, 11/15/2037	180,000	150,347
3.85%, 7/15/2036	150,000	128,494
3.85%, 4/1/2060	250,000	171,372
3.90%, 5/15/2035	5,000	4,373
3.95%, 3/25/2051	370,000	273,693
4.00%, 7/15/2046	180,000	138,350
4.10%, 3/25/2061	145,000	103,824
4.20%, 9/27/2029	1,000,000	965,650
4.30%, 7/8/2034	200,000	183,954
4.38%, 5/15/2055	10,000	7,813
4.50%, 5/6/2028	90,000	89,124
4.70%, 9/27/2034	250,000	237,030
4.90%, 2/6/2033	590,000	574,684
5.38%, 9/27/2054	2,250,000	2,076,165
5.50%, 9/27/2064	200,000	183,232
5.55%, 2/6/2053	500,000	473,120
Security Description	Principal Amount	Value
6.15%, 11/9/2029	$295,000	$309,287
6.25%, 11/9/2032	350,000	370,758
6.90%, 11/9/2052	500,000	559,045
Roper Technologies, Inc.:
1.75%, 2/15/2031	250,000	205,442
2.00%, 6/30/2030	30,000	25,572
2.95%, 9/15/2029	40,000	36,528
3.80%, 12/15/2026	30,000	29,530
4.20%, 9/15/2028	65,000	63,474
4.50%, 10/15/2029	200,000	196,282
4.75%, 2/15/2032	165,000	160,662
4.90%, 10/15/2034	200,000	192,370
Salesforce, Inc.:
1.50%, 7/15/2028	65,000	58,385
1.95%, 7/15/2031	120,000	100,756
2.70%, 7/15/2041	60,000	42,313
2.90%, 7/15/2051	500,000	319,190
3.05%, 7/15/2061 (b)	50,000	30,712
3.70%, 4/11/2028	775,000	754,757
ServiceNow, Inc. 1.40%, 9/1/2030	65,000	53,979
Take-Two Interactive Software, Inc.:
4.95%, 3/28/2028	500,000	499,690
5.00%, 3/28/2026	250,000	250,782
VMware LLC:
1.40%, 8/15/2026	500,000	473,665
3.90%, 8/21/2027	150,000	146,622
Workday, Inc. 3.50%, 4/1/2027	550,000	535,887
		24,663,467
TELECOMMUNICATIONS — 1.1%
America Movil SAB de CV:
2.88%, 5/7/2030	200,000	178,438
4.38%, 7/16/2042	50,000	41,858
4.38%, 4/22/2049 (b)	200,000	163,130
4.70%, 7/21/2032	200,000	191,074
6.13%, 3/30/2040 (b)	100,000	102,413
AT&T, Inc.:
1.65%, 2/1/2028	530,000	481,897
1.70%, 3/25/2026	850,000	820,250
2.25%, 2/1/2032	125,000	103,266
2.30%, 6/1/2027	550,000	519,244
2.55%, 12/1/2033	350,000	281,904
2.75%, 6/1/2031	350,000	304,489
3.10%, 2/1/2043	150,000	107,999
3.50%, 6/1/2041	600,000	459,624
3.50%, 9/15/2053	1,900,000	1,280,714
3.55%, 9/15/2055	1,579,000	1,065,114
3.65%, 6/1/2051	100,000	70,552
3.65%, 9/15/2059	1,294,000	858,194
3.80%, 2/15/2027	150,000	147,117
3.80%, 12/1/2057	471,000	326,158
3.85%, 6/1/2060	45,000	31,206
4.10%, 2/15/2028	184,000	180,020

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
4.30%, 2/15/2030	$1,500,000	$1,451,760
4.35%, 3/1/2029 (b)	500,000	489,395
4.50%, 5/15/2035	300,000	277,572
4.55%, 3/9/2049	208,000	172,709
4.65%, 6/1/2044	25,000	21,268
4.75%, 5/15/2046	30,000	26,051
4.85%, 3/1/2039	570,000	528,356
5.40%, 2/15/2034	1,130,000	1,135,130
Bell Telephone Co. of Canada or Bell Canada:
Series US-4, 3.65%, 3/17/2051	450,000	311,125
4.30%, 7/29/2049	55,000	43,100
4.46%, 4/1/2048	30,000	24,276
5.20%, 2/15/2034	250,000	243,815
British Telecommunications PLC 5.13%, 12/4/2028 (b)	200,000	200,412
Cisco Systems, Inc.:
2.50%, 9/20/2026	500,000	484,610
4.80%, 2/26/2027	155,000	156,080
4.85%, 2/26/2029	125,000	125,753
4.95%, 2/26/2031	500,000	501,650
5.05%, 2/26/2034	1,250,000	1,245,150
5.30%, 2/26/2054	200,000	194,202
5.35%, 2/26/2064	200,000	192,042
5.50%, 1/15/2040	300,000	302,157
Corning, Inc.:
4.38%, 11/15/2057	25,000	19,180
5.35%, 11/15/2048	100,000	93,306
5.45%, 11/15/2079	500,000	452,750
5.75%, 8/15/2040	25,000	25,014
Deutsche Telekom International Finance BV 8.75%, 6/15/2030	550,000	639,320
Juniper Networks, Inc.:
2.00%, 12/10/2030 (b)	250,000	208,830
3.75%, 8/15/2029	100,000	94,970
Motorola Solutions, Inc.:
2.75%, 5/24/2031	100,000	86,614
4.60%, 2/23/2028	125,000	123,894
4.60%, 5/23/2029	50,000	49,168
5.00%, 4/15/2029	125,000	124,795
Orange SA:
5.50%, 2/6/2044	50,000	48,448
9.00%, 3/1/2031	750,000	894,172
Rogers Communications, Inc.:
3.20%, 3/15/2027	135,000	130,395
3.70%, 11/15/2049	50,000	34,941
3.80%, 3/15/2032	125,000	112,383
4.30%, 2/15/2048	40,000	31,274
4.35%, 5/1/2049	155,000	121,455
4.55%, 3/15/2052	500,000	399,460
5.00%, 2/15/2029	525,000	521,792
5.00%, 3/15/2044	50,000	44,300
5.30%, 2/15/2034	300,000	292,437
Security Description	Principal Amount	Value
Sprint Capital Corp. 6.88%, 11/15/2028	$750,000	$795,652
Telefonica Emisiones SA:
4.10%, 3/8/2027	500,000	492,065
5.21%, 3/8/2047	300,000	266,625
5.52%, 3/1/2049	150,000	138,237
7.05%, 6/20/2036	775,000	851,895
Telefonica Europe BV 8.25%, 9/15/2030	25,000	28,525
TELUS Corp. 4.60%, 11/16/2048	150,000	122,250
T-Mobile USA, Inc.:
2.05%, 2/15/2028	45,000	41,329
2.25%, 11/15/2031	50,000	41,529
2.55%, 2/15/2031	165,000	141,870
2.70%, 3/15/2032	500,000	422,910
3.00%, 2/15/2041	555,000	395,521
3.30%, 2/15/2051	350,000	230,937
3.40%, 10/15/2052	500,000	333,615
3.60%, 11/15/2060	20,000	13,212
3.75%, 4/15/2027	150,000	146,545
3.88%, 4/15/2030	3,380,000	3,180,817
4.20%, 10/1/2029	105,000	101,596
4.38%, 4/15/2040	350,000	303,002
4.50%, 4/15/2050	545,000	447,374
4.70%, 1/15/2035 (b)	800,000	755,648
4.80%, 7/15/2028	250,000	248,625
4.85%, 1/15/2029	750,000	746,032
5.05%, 7/15/2033	500,000	489,230
5.15%, 4/15/2034 (b)	85,000	83,500
5.20%, 1/15/2033	250,000	247,502
5.25%, 6/15/2055 (b)	200,000	181,902
5.65%, 1/15/2053	250,000	241,780
5.75%, 1/15/2034	250,000	256,305
5.75%, 1/15/2054	500,000	488,440
6.00%, 6/15/2054	250,000	253,267
Verizon Communications, Inc.:
1.50%, 9/18/2030	60,000	49,778
1.68%, 10/30/2030	55,000	45,751
1.75%, 1/20/2031	200,000	164,816
2.10%, 3/22/2028	500,000	459,760
2.55%, 3/21/2031	500,000	430,810
2.65%, 11/20/2040	200,000	136,724
2.88%, 11/20/2050	200,000	122,550
2.99%, 10/30/2056	337,000	200,249
3.00%, 11/20/2060	175,000	101,241
3.15%, 3/22/2030	500,000	457,530
3.40%, 3/22/2041	1,500,000	1,135,395
3.55%, 3/22/2051	3,000,000	2,117,280
3.70%, 3/22/2061	500,000	339,170
3.88%, 2/8/2029	10,000	9,642
4.00%, 3/22/2050	500,000	380,040
4.02%, 12/3/2029	350,000	335,944
4.27%, 1/15/2036	28,000	25,184
4.33%, 9/21/2028	285,000	279,742

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
4.40%, 11/1/2034	$250,000	$231,470
4.50%, 8/10/2033	250,000	235,792
4.78%, 2/15/2035 (d)	1,000,000	953,230
5.05%, 5/9/2033	990,000	978,783
5.50%, 2/23/2054	350,000	334,691
Vodafone Group PLC:
4.25%, 9/17/2050	750,000	582,007
4.38%, 2/19/2043	75,000	64,273
5.63%, 2/10/2053 (b)	640,000	608,493
5.75%, 6/28/2054	250,000	241,580
5.88%, 6/28/2064	250,000	241,860
		44,141,694
TOYS/GAMES/HOBBIES — 0.0% (a)
Hasbro, Inc.:
3.50%, 9/15/2027	30,000	28,923
3.90%, 11/19/2029	100,000	93,991
6.05%, 5/14/2034	250,000	250,920
		373,834
TRANSPORTATION — 0.4%
Burlington Northern Santa Fe LLC:
3.05%, 2/15/2051	15,000	9,820
3.30%, 9/15/2051	350,000	239,890
3.55%, 2/15/2050	250,000	181,062
3.90%, 8/1/2046	100,000	78,064
4.05%, 6/15/2048	155,000	123,309
4.13%, 6/15/2047	150,000	121,481
4.15%, 12/15/2048	30,000	24,115
4.45%, 3/15/2043	50,000	43,485
4.45%, 1/15/2053	500,000	418,780
4.55%, 9/1/2044	50,000	43,546
4.90%, 4/1/2044	125,000	114,304
5.20%, 4/15/2054	895,000	842,875
Canadian National Railway Co.:
2.45%, 5/1/2050	15,000	8,718
2.75%, 3/1/2026	100,000	98,030
3.20%, 8/2/2046	25,000	17,564
3.65%, 2/3/2048	50,000	37,679
4.38%, 9/18/2034	540,000	508,010
5.85%, 11/1/2033	250,000	261,595
Canadian Pacific Railway Co.:
1.75%, 12/2/2026	80,000	75,754
2.05%, 3/5/2030 (b)	35,000	30,385
2.45%, 12/2/2031	565,000	482,052
2.88%, 11/15/2029	65,000	59,464
3.00%, 12/2/2041	350,000	254,019
3.50%, 5/1/2050	25,000	17,741
4.00%, 6/1/2028	100,000	97,326
4.70%, 5/1/2048	50,000	43,386
4.80%, 9/15/2035	30,000	28,685
CSX Corp.:
2.40%, 2/15/2030	50,000	44,323
2.50%, 5/15/2051	610,000	353,519
Security Description	Principal Amount	Value
3.25%, 6/1/2027	$50,000	$48,446
3.35%, 9/15/2049	65,000	45,157
3.80%, 3/1/2028	50,000	48,609
3.80%, 11/1/2046	100,000	76,877
4.10%, 3/15/2044	75,000	61,530
4.25%, 3/15/2029	95,000	93,020
4.30%, 3/1/2048	50,000	41,250
4.50%, 3/15/2049	125,000	105,878
4.50%, 11/15/2052	1,000,000	843,570
4.65%, 3/1/2068	50,000	40,866
4.90%, 3/15/2055 (b)	105,000	94,104
5.20%, 11/15/2033 (b)	650,000	651,352
FedEx Corp.:
2.40%, 5/15/2031 (b)	65,000	55,466
3.25%, 4/1/2026	1,500,000	1,473,960
3.25%, 5/15/2041	415,000	302,929
3.40%, 2/15/2028	50,000	47,921
3.90%, 2/1/2035	200,000	176,842
4.05%, 2/15/2048	50,000	38,315
4.55%, 4/1/2046	100,000	83,246
4.75%, 11/15/2045	25,000	21,428
4.95%, 10/17/2048	100,000	87,166
5.25%, 5/15/2050 (b)	650,000	594,626
Norfolk Southern Corp.:
2.90%, 6/15/2026	150,000	146,532
2.90%, 8/25/2051	150,000	92,409
3.00%, 3/15/2032 (b)	150,000	130,925
3.05%, 5/15/2050	350,000	226,467
3.15%, 6/1/2027	50,000	48,363
3.16%, 5/15/2055	68,000	42,966
3.40%, 11/1/2049	100,000	69,241
3.94%, 11/1/2047	100,000	76,898
4.45%, 3/1/2033	200,000	190,622
4.45%, 6/15/2045	19,000	16,103
5.05%, 8/1/2030 (b)	145,000	146,421
5.35%, 8/1/2054	500,000	476,420
5.55%, 3/15/2034	95,000	96,920
Ryder System, Inc.:
Series MTN, 1.75%, 9/1/2026	125,000	118,851
Series MTN, 2.85%, 3/1/2027	145,000	138,998
Series MTN, 4.90%, 12/1/2029	125,000	123,903
Series MTN, 5.38%, 3/15/2029	100,000	101,191
Series MTN, 5.65%, 3/1/2028	250,000	255,597
Union Pacific Corp.:
2.15%, 2/5/2027	250,000	238,375
2.38%, 5/20/2031 (b)	40,000	34,562
2.40%, 2/5/2030	500,000	444,015
2.75%, 3/1/2026	50,000	48,963
2.80%, 2/14/2032	570,000	494,498
2.97%, 9/16/2062	110,000	63,372
3.20%, 5/20/2041	70,000	52,469

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
3.25%, 2/5/2050	$700,000	$477,855
3.38%, 2/14/2042	40,000	30,424
3.50%, 2/14/2053 (b)	575,000	405,369
3.55%, 5/20/2061	100,000	66,805
3.80%, 10/1/2051	52,000	38,801
3.80%, 4/6/2071	175,000	118,662
3.84%, 3/20/2060	130,000	93,045
4.10%, 9/15/2067	15,000	10,929
4.50%, 1/20/2033 (b)	250,000	240,597
4.95%, 9/9/2052	250,000	228,840
United Parcel Service, Inc.:
2.40%, 11/15/2026	30,000	28,922
3.05%, 11/15/2027	50,000	48,079
3.75%, 11/15/2047	175,000	132,555
4.88%, 3/3/2033 (b)	175,000	173,045
5.05%, 3/3/2053 (b)	600,000	549,606
5.15%, 5/22/2034 (b)	1,210,000	1,207,532
5.30%, 4/1/2050	200,000	191,556
5.50%, 5/22/2054	235,000	229,400
		17,838,642
TRUCKING & LEASING — 0.0% (a)
GATX Corp.:
1.90%, 6/1/2031	200,000	162,962
3.10%, 6/1/2051	250,000	158,367
3.85%, 3/30/2027	50,000	48,811
4.55%, 11/7/2028	50,000	49,160
4.70%, 4/1/2029	25,000	24,622
5.40%, 3/15/2027	30,000	30,350
6.05%, 3/15/2034	155,000	162,018
6.05%, 6/5/2054	250,000	256,730
		893,020
VENTURE CAPITAL — 0.0% (a)
Hercules Capital, Inc. 3.38%, 1/20/2027	65,000	62,251
WATER — 0.0% (a)
American Water Capital Corp.:
2.30%, 6/1/2031	100,000	84,438
2.95%, 9/1/2027	121,000	115,634
3.25%, 6/1/2051	100,000	66,716
3.45%, 5/1/2050	50,000	34,578
3.75%, 9/1/2028 (b)	100,000	96,198
3.75%, 9/1/2047	100,000	74,343
4.30%, 12/1/2042	25,000	21,138
5.15%, 3/1/2034	250,000	247,822
5.45%, 3/1/2054	250,000	239,672
Essential Utilities, Inc.:
2.40%, 5/1/2031	105,000	89,283
2.70%, 4/15/2030	60,000	53,370
4.80%, 8/15/2027	250,000	249,620
Security Description	Principal Amount	Value
5.38%, 1/15/2034 (b)	$250,000	$247,790
		1,620,602
TOTAL CORPORATE BONDS & NOTES (Cost $1,066,704,685)		992,483,548
ASSET-BACKED SECURITIES — 0.4%
AUTOMOBILE — 0.2%
Ally Auto Receivables Trust Series 2023-1, Class A3, 5.46%, 5/15/2028	105,000	106,099
AmeriCredit Automobile Receivables Trust Series 2023-2, Class A3, 5.81%, 5/18/2028	250,000	253,567
BMW Vehicle Lease Trust:
Series 2024-1, Class A3, 4.98%, 3/25/2027	150,000	150,819
Series 2024-1, Class A4, 5.00%, 6/25/2027	500,000	503,069
Bridgecrest Lending Auto Securitization Trust Series 2024-3, Class A3, 5.34%, 4/17/2028	211,000	212,198
CarMax Auto Owner Trust Series 2023-1, Class A4, 4.65%, 1/16/2029	1,000,000	1,000,282
Ford Credit Auto Owner Trust:
Series 2022-B, Class A4, 3.93%, 8/15/2027	200,000	198,961
Series 2024-A, Class A3, 5.09%, 12/15/2028	207,000	208,916
Series 2024-B, Class A3, 5.10%, 4/15/2029	332,000	335,052
GM Financial Automobile Leasing Trust Series 2024-2, Class B, 5.56%, 5/22/2028	85,000	86,060
GM Financial Consumer Automobile Receivables Trust:
Series 2022-2, Class A4, 3.25%, 4/17/2028	725,000	713,881
Series 2024-4, Class A3, 4.40%, 8/16/2029	92,000	91,719
Honda Auto Receivables Owner Trust:
Series 2024-3, Class A3, 4.57%, 3/21/2029	304,000	304,114
Series 2023-2, Class A3, 4.93%, 11/15/2027	125,000	125,577
Series 2023-3, Class A3, 5.41%, 2/18/2028	183,000	184,846
Series 2024-4, Class A4, 4.35%, 12/16/2030	500,000	496,201

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
Hyundai Auto Receivables Trust:
Series 2024-A, Class A3, 4.99%, 2/15/2029	$300,000	$302,188
Series 2023-B, Class A3, 5.48%, 4/17/2028	367,000	371,044
Mercedes-Benz Auto Lease Trust Series 2024-B, Class A3, 4.23%, 2/15/2028	210,000	209,012
Nissan Auto Receivables Owner Trust Series 2023-A, Class A4, 4.85%, 6/17/2030	400,000	401,903
Santander Drive Auto Receivables Trust:
Series 2022-4, Class C, 5.00%, 11/15/2029	250,000	251,234
Series 2024-3, Class A3, 5.63%, 1/16/2029	242,000	244,839
Series 2024-4, Class B, 4.93%, 9/17/2029	500,000	501,499
Toyota Auto Receivables Owner Trust:
Series 2023-B, Class A3, 4.71%, 2/15/2028	350,000	351,046
Series 2024-C, Class A3, 4.88%, 3/15/2029	350,000	352,435
Series 2023-C, Class A3, 5.16%, 4/17/2028	69,000	69,530
Series 2024-B, Class A3, 5.33%, 1/16/2029	180,000	182,444
Volkswagen Auto Loan Enhanced Trust Series 2023-2, Class A3, 5.48%, 12/20/2028	300,000	304,733
World Omni Auto Receivables Trust:
Series 2024-C, Class A3, 4.43%, 12/17/2029	188,000	187,134
Series 2024-A, Class A3, 4.86%, 3/15/2029	400,000	401,900
		9,102,302
CREDIT CARD — 0.2%
American Express Credit Account Master Trust:
Series 2024-3, Class A, 4.65%, 7/15/2029	250,000	250,622
Series 2023-1, Class A, 4.87%, 5/15/2028	887,000	891,769
Barclays Dryrock Issuance Trust Series 2023-1, Class A, 4.72%, 2/15/2029	250,000	250,725
Security Description	Principal Amount	Value
Capital One Multi-Asset Execution Trust:
Series 2023-A1, Class A, 4.42%, 5/15/2028	$286,000	$285,946
Series 2021-A2, Class A2, 1.39%, 7/15/2030	350,000	312,964
Chase Issuance Trust:
Series 2024-A1, Class A, 4.60%, 1/16/2029	175,000	175,241
Series 2024-A2, Class A, 4.63%, 1/15/2031	1,609,000	1,606,837
Citibank Credit Card Issuance Trust Series 2018-A7, Class A7, 3.96%, 10/13/2030	200,000	195,067
Discover Card Execution Note Trust:
Series 2021-A2, Class A2, 1.03%, 9/15/2028	271,000	255,524
Series 2023-A2, Class A, 4.93%, 6/15/2028	453,000	456,101
Synchrony Card Funding LLC Series 2024-A2, Class A, 4.93%, 7/15/2030	375,000	377,282
		5,058,078
OTHER ABS — 0.0% (a)
CNH Equipment Trust Series 2023-A, Class A3, 4.81%, 8/15/2028	250,000	250,843
Verizon Master Trust:
Series 2023-1, Class A, 4.49%, 1/22/2029	400,000	400,195
Series 2023-4, Class A1A, 5.16%, 6/20/2029	205,000	207,008
		858,046
TOTAL ASSET-BACKED SECURITIES (Cost $15,049,964)		15,018,426
FOREIGN GOVERNMENT OBLIGATIONS — 2.9%
AUSTRIA — 0.0% (a)
Oesterreichische Kontrollbank AG:
3.75%, 09/05/2029	145,000	140,517
4.25%, 03/01/2028	750,000	746,527
Series GMTN, 0.50%, 02/02/2026	500,000	479,260
		1,366,304
CANADA — 0.5%
Canada Government International Bonds:
0.75%, 05/19/2026	500,000	476,148
3.75%, 04/26/2028	760,000	746,678
4.63%, 04/30/2029 (b)	735,000	740,736

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
Export Development Canada:
3.00%, 05/25/2027	$1,500,000	$1,453,483
3.75%, 09/07/2027	250,000	246,119
3.88%, 02/14/2028	500,000	492,762
4.13%, 02/13/2029	445,000	439,280
4.75%, 06/05/2034	265,000	266,329
Province of Alberta:
1.30%, 07/22/2030	400,000	334,134
3.30%, 03/15/2028	650,000	627,121
4.50%, 01/24/2034	200,000	193,453
Province of British Columbia:
0.90%, 07/20/2026	500,000	473,796
1.30%, 01/29/2031 (b)	200,000	163,993
2.25%, 06/02/2026	150,000	145,509
4.20%, 07/06/2033	550,000	523,082
4.75%, 06/12/2034	500,000	492,356
4.90%, 04/24/2029	650,000	656,909
Province of Manitoba:
2.13%, 06/22/2026	250,000	241,502
4.90%, 05/31/2034	120,000	119,498
Province of New Brunswick 3.63%, 2/24/2028	50,000	48,483
Province of Ontario:
0.63%, 01/21/2026	440,000	422,435
1.05%, 04/14/2026	500,000	478,726
1.13%, 10/07/2030	500,000	411,491
1.60%, 02/25/2031	250,000	208,420
1.80%, 10/14/2031	500,000	414,386
2.00%, 10/02/2029	350,000	311,412
2.50%, 04/27/2026	350,000	341,170
3.10%, 05/19/2027	750,000	727,019
3.70%, 09/17/2029	700,000	673,149
4.20%, 01/18/2029	300,000	295,509
5.05%, 04/24/2034 (b)	200,000	201,450
Series MTN, 2.13%, 01/21/2032	1,250,000	1,052,550
Province of Quebec:
1.35%, 05/28/2030	300,000	252,778
1.90%, 04/21/2031	250,000	211,441
2.50%, 04/20/2026	250,000	243,689
2.75%, 04/12/2027	200,000	192,556
3.63%, 04/13/2028	1,750,000	1,704,540
4.25%, 09/05/2034	500,000	473,093
4.50%, 04/03/2029	1,150,000	1,144,772
		18,641,957
CHILE — 0.1%
Chile Government International Bonds:
2.45%, 01/31/2031	200,000	171,354
2.55%, 07/27/2033	250,000	201,595
3.10%, 05/07/2041	1,000,000	716,648
3.10%, 01/22/2061 (b)	250,000	147,506
3.13%, 01/21/2026	50,000	48,985
3.24%, 02/06/2028	200,000	189,217
3.25%, 09/21/2071	250,000	147,695
Security Description	Principal Amount	Value
3.86%, 06/21/2047	$300,000	$224,347
4.34%, 03/07/2042	250,000	210,110
4.85%, 01/22/2029	700,000	693,194
4.95%, 01/05/2036	335,000	317,521
5.33%, 01/05/2054	500,000	462,664
		3,530,836
GERMANY — 0.1%
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 06/29/2037	100,000	55,074
0.63%, 01/22/2026	225,000	216,333
0.75%, 09/30/2030	500,000	406,950
1.75%, 09/14/2029	250,000	221,673
2.88%, 04/03/2028 (b)	290,000	277,063
3.50%, 08/27/2027	220,000	215,356
5.00%, 03/16/2026	750,000	755,280
Landwirtschaftliche Rentenbank:
0.88%, 03/30/2026	240,000	229,555
0.88%, 09/03/2030	200,000	163,854
Series 37, 2.50%, 11/15/2027	50,000	47,460
		2,588,598
INDONESIA — 0.1%
Indonesia Government International Bonds:
1.85%, 03/12/2031	500,000	409,333
2.15%, 07/28/2031 (b)	500,000	412,530
3.05%, 03/12/2051	250,000	161,775
3.55%, 03/31/2032 (b)	350,000	313,156
4.45%, 04/15/2070	200,000	160,672
4.55%, 01/11/2028	200,000	196,776
4.70%, 02/10/2034	200,000	189,786
4.75%, 02/11/2029	150,000	147,779
4.75%, 09/10/2034	350,000	332,297
4.85%, 01/11/2033	200,000	193,045
5.10%, 02/10/2054	500,000	459,937
5.15%, 09/10/2054	300,000	276,804
5.35%, 02/11/2049 (b)	100,000	97,144
5.65%, 01/11/2053	300,000	296,522
		3,647,556
ISRAEL — 0.1%
Israel Government International Bonds:
2.75%, 07/03/2030 (b)	200,000	173,824
2.88%, 03/16/2026 (b)	100,000	97,603
3.25%, 01/17/2028	100,000	94,493
3.88%, 07/03/2050	200,000	141,275
4.13%, 01/17/2048 (b)	100,000	75,815
4.50%, 01/17/2033	400,000	366,780
5.50%, 03/12/2034 (b)	500,000	487,653
5.75%, 03/12/2054	1,500,000	1,371,895

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
State of Israel 3.38%, 1/15/2050	$300,000	$194,605
		3,003,943
ITALY — 0.0% (a)
Republic of Italy Government International Bonds:
1.25%, 02/17/2026	250,000	240,262
2.88%, 10/17/2029	500,000	452,159
3.88%, 05/06/2051	200,000	135,416
4.00%, 10/17/2049 (b)	200,000	143,129
5.38%, 06/15/2033	50,000	49,454
		1,020,420
JAPAN — 0.1%
Japan Bank for International Cooperation:
1.25%, 01/21/2031	250,000	204,425
1.88%, 04/15/2031	200,000	168,882
2.13%, 02/16/2029	250,000	226,349
2.38%, 04/20/2026	200,000	194,480
2.75%, 11/16/2027	200,000	190,358
2.88%, 07/21/2027	100,000	95,941
3.25%, 07/20/2028	250,000	239,517
4.25%, 01/26/2026	500,000	498,021
4.25%, 04/27/2026	450,000	448,052
4.38%, 01/24/2031	200,000	196,077
4.63%, 07/22/2027	1,200,000	1,201,399
4.63%, 04/17/2034	500,000	492,493
Japan International Cooperation Agency:
1.75%, 04/28/2031	200,000	166,612
4.75%, 05/21/2029	200,000	200,432
		4,523,038
MEXICO — 0.2%
Mexico Government International Bonds:
2.66%, 05/24/2031	450,000	364,790
3.25%, 04/16/2030	350,000	304,706
3.50%, 02/12/2034	250,000	198,559
3.75%, 01/11/2028	100,000	95,005
3.77%, 05/24/2061	200,000	114,159
4.13%, 01/21/2026	125,000	123,685
4.15%, 03/28/2027	200,000	195,474
4.28%, 08/14/2041	1,025,000	756,060
4.40%, 02/12/2052	400,000	269,927
4.50%, 04/22/2029	250,000	238,293
4.50%, 01/31/2050 (b)	250,000	175,820
4.60%, 02/10/2048	200,000	143,452
4.75%, 04/27/2032	200,000	181,284
5.00%, 04/27/2051 (b)	200,000	150,215
5.40%, 02/09/2028	850,000	842,201
5.55%, 01/21/2045 (b)	450,000	389,767
6.00%, 05/07/2036	2,000,000	1,881,486
6.05%, 01/11/2040	30,000	27,782
6.34%, 05/04/2053	500,000	444,539
Security Description	Principal Amount	Value
6.35%, 02/09/2035	$500,000	$488,293
6.40%, 05/07/2054	1,250,000	1,122,652
Series MTN, 4.75%, 03/08/2044	100,000	75,924
		8,584,073
PANAMA — 0.1%
Panama Government International Bonds:
2.25%, 09/29/2032	200,000	139,878
3.16%, 01/23/2030	200,000	167,029
3.30%, 01/19/2033 (b)	500,000	376,226
3.87%, 07/23/2060	200,000	104,648
3.88%, 03/17/2028	200,000	184,519
4.50%, 05/15/2047	50,000	32,081
4.50%, 04/16/2050	700,000	433,028
6.40%, 02/14/2035 (b)	200,000	181,357
6.70%, 01/26/2036	50,000	46,449
6.85%, 03/28/2054	850,000	725,250
8.00%, 03/01/2038	700,000	701,655
		3,092,120
PERU — 0.1%
Peru Government International Bonds:
2.78%, 01/23/2031	1,820,000	1,552,163
2.78%, 12/01/2060	150,000	79,168
3.00%, 01/15/2034	250,000	200,946
3.23%, 07/28/2121 (b)	150,000	78,926
3.30%, 03/11/2041	815,000	587,980
3.55%, 03/10/2051	70,000	46,824
3.60%, 01/15/2072 (b)	250,000	152,536
5.38%, 02/08/2035 (b)	100,000	95,898
5.63%, 11/18/2050	150,000	140,332
5.88%, 08/08/2054	550,000	523,134
6.55%, 03/14/2037	25,000	26,131
		3,484,038
PHILIPPINES — 0.1%
Philippines Government International Bonds:
1.65%, 06/10/2031	250,000	200,981
1.95%, 01/06/2032	200,000	160,676
2.46%, 05/05/2030	200,000	175,057
2.65%, 12/10/2045	600,000	378,760
2.95%, 05/05/2045	250,000	167,201
3.00%, 02/01/2028	1,500,000	1,409,912
3.20%, 07/06/2046	200,000	138,574
3.70%, 03/01/2041	200,000	158,838
3.70%, 02/02/2042	100,000	78,635
3.95%, 01/20/2040	200,000	165,991
4.63%, 07/17/2028 (b)	500,000	491,081
4.75%, 03/05/2035	350,000	331,296
5.00%, 07/17/2033	200,000	195,165
5.00%, 01/13/2037	150,000	144,596
5.50%, 01/17/2048 (b)	500,000	484,968
5.60%, 05/14/2049	250,000	244,876

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
5.61%, 04/13/2033	$500,000	$507,599
7.75%, 01/14/2031	100,000	112,811
		5,547,017
POLAND — 0.1%
Republic of Poland Government International Bonds:
3.25%, 04/06/2026	175,000	171,912
4.63%, 03/18/2029	250,000	246,942
4.88%, 10/04/2033	500,000	479,966
5.13%, 09/18/2034	250,000	241,891
5.50%, 11/16/2027	350,000	356,427
5.50%, 03/18/2054	895,000	823,215
5.75%, 11/16/2032	250,000	254,939
		2,575,292
SOUTH KOREA — 0.1%
Export-Import Bank of Korea:
0.63%, 02/09/2026	200,000	191,375
1.13%, 12/29/2026	200,000	186,644
2.38%, 04/21/2027	25,000	23,830
2.50%, 06/29/2041	250,000	173,629
4.13%, 10/17/2027	285,000	282,116
4.25%, 09/15/2027	250,000	248,244
4.50%, 01/11/2029	200,000	197,851
5.00%, 01/11/2028	250,000	251,337
5.13%, 09/18/2028	200,000	202,122
5.13%, 01/11/2033 (b)	200,000	200,474
Korea Development Bank:
0.80%, 07/19/2026	250,000	235,819
1.63%, 01/19/2031 (b)	250,000	205,579
3.00%, 01/13/2026	100,000	98,349
4.38%, 02/15/2028	200,000	197,556
4.38%, 02/15/2033	750,000	714,291
4.50%, 02/15/2029	200,000	197,749
4.63%, 02/15/2027	200,000	200,517
Korea International Bonds:
1.00%, 09/16/2030	200,000	163,874
3.50%, 09/20/2028	200,000	192,664
4.50%, 07/03/2029	350,000	348,911
		4,512,931
SUPRANATIONAL — 1.2%
African Development Bank:
0.88%, 03/23/2026	150,000	143,663
3.50%, 09/18/2029	400,000	383,716
4.13%, 02/25/2027	850,000	845,469
4.38%, 03/14/2028	400,000	400,032
4.63%, 01/04/2027	175,000	175,770
Series GMTN, 4.38%, 11/03/2027	405,000	405,109
Asian Development Bank:
3.13%, 04/27/2032	250,000	227,590
4.25%, 01/09/2026	650,000	649,025
Series GMTN, 0.50%, 02/04/2026	250,000	239,773
Security Description	Principal Amount	Value
Series GMTN, 0.75%, 10/08/2030	$200,000	$162,352
Series GMTN, 1.00%, 04/14/2026	100,000	95,821
Series GMTN, 1.25%, 06/09/2028	100,000	90,193
Series GMTN, 1.50%, 01/20/2027	500,000	472,190
Series GMTN, 1.50%, 03/04/2031	250,000	209,178
Series GMTN, 1.88%, 03/15/2029	250,000	225,608
Series GMTN, 1.88%, 01/24/2030	500,000	441,860
Series GMTN, 2.00%, 04/24/2026	100,000	96,983
Series GMTN, 2.38%, 08/10/2027	50,000	47,576
Series GMTN, 2.50%, 11/02/2027	100,000	95,082
Series GMTN, 2.63%, 01/12/2027	50,000	48,327
Series GMTN, 3.13%, 08/20/2027 (b)	1,000,000	969,560
Series GMTN, 3.13%, 09/26/2028	50,000	47,931
Series GMTN, 3.63%, 08/28/2029 (b)	750,000	724,260
Series GMTN, 3.75%, 04/25/2028	175,000	171,717
Series GMTN, 3.88%, 09/28/2032 (b)	200,000	190,754
Series GMTN, 4.00%, 01/12/2033	170,000	162,734
Series GMTN, 4.13%, 01/12/2027	2,215,000	2,204,855
Series GMTN, 4.13%, 01/12/2034	500,000	480,285
Series GMTN, 4.38%, 03/06/2029 (b)	360,000	359,093
Series GMTN, 4.50%, 08/25/2028	383,000	384,643
Series GMTN, 4.88%, 05/21/2026	789,000	794,357
Asian Infrastructure Investment Bank:
0.50%, 01/27/2026	500,000	479,680
3.75%, 09/14/2027	200,000	196,844
4.00%, 01/18/2028 (b)	500,000	494,830
Corp. Andina de Fomento:
4.75%, 04/01/2026	45,000	44,963
5.00%, 01/24/2029	470,000	472,364
6.00%, 04/26/2027	175,000	179,895
Council of Europe Development Bank:
0.88%, 09/22/2026 (b)	100,000	94,316
3.63%, 01/26/2028	150,000	146,736

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
4.13%, 01/24/2029	$550,000	$542,987
4.63%, 06/11/2027	80,000	80,526
European Bank for Reconstruction & Development:
Series GMTN, 0.50%, 01/28/2026	200,000	191,854
Series GMTN, 4.38%, 03/09/2028	660,000	660,106
Series MTN, 4.25%, 03/13/2034	400,000	387,108
European Investment Bank:
0.38%, 03/26/2026	750,000	714,510
0.75%, 10/26/2026	250,000	234,605
0.75%, 09/23/2030	200,000	162,798
1.25%, 02/14/2031	390,000	322,234
1.63%, 05/13/2031	100,000	84,065
1.75%, 03/15/2029 (b)	133,000	119,391
2.13%, 04/13/2026 (b)	100,000	97,248
2.38%, 05/24/2027	100,000	95,585
3.63%, 07/15/2030	1,120,000	1,074,013
3.75%, 11/15/2029	750,000	726,937
3.75%, 02/14/2033 (b)	990,000	932,669
3.88%, 03/15/2028	300,000	295,797
4.00%, 02/15/2029	1,180,000	1,160,318
4.13%, 02/13/2034	286,000	274,446
4.38%, 03/19/2027 (b)	1,260,000	1,260,819
4.38%, 10/10/2031	2,175,000	2,150,466
4.50%, 10/16/2028	500,000	502,435
4.75%, 06/15/2029	417,000	422,075
Series GMTN, 1.38%, 03/15/2027	350,000	328,426
Inter-American Development Bank:
0.63%, 09/16/2027	500,000	452,875
1.13%, 07/20/2028	200,000	178,910
1.50%, 01/13/2027	350,000	330,624
2.00%, 07/23/2026	100,000	96,497
2.38%, 07/07/2027	100,000	95,294
3.13%, 09/18/2028	100,000	95,815
3.50%, 09/14/2029	200,000	191,986
4.00%, 01/12/2028	200,000	197,944
4.13%, 02/15/2029	2,280,000	2,253,164
4.38%, 02/01/2027	250,000	250,007
4.38%, 07/17/2034	250,000	243,978
4.38%, 01/24/2044	75,000	68,894
Series GMTN, 0.88%, 04/20/2026	250,000	239,085
Series GMTN, 1.13%, 01/13/2031	750,000	615,382
Series GMTN, 3.63%, 09/17/2031	1,000,000	945,250
Series GMTN, 4.50%, 05/15/2026	1,315,000	1,317,143
Series GMTN, 4.50%, 09/13/2033	200,000	197,598
Security Description	Principal Amount	Value
Inter-American Investment Corp.:
4.13%, 02/15/2028	$200,000	$198,154
4.25%, 02/14/2029	175,000	173,017
International Bank for Reconstruction & Development:
0.75%, 11/24/2027	390,000	352,197
0.75%, 08/26/2030	170,000	138,480
0.88%, 07/15/2026	1,000,000	949,120
0.88%, 05/14/2030	250,000	207,400
1.13%, 09/13/2028	500,000	445,280
1.25%, 02/10/2031 (b)	500,000	412,610
1.38%, 04/20/2028	250,000	227,318
1.63%, 11/03/2031	1,000,000	828,280
1.75%, 10/23/2029	250,000	221,063
2.50%, 11/22/2027	250,000	237,558
3.13%, 06/15/2027	700,000	680,330
3.50%, 07/12/2028	2,100,000	2,041,389
3.88%, 10/16/2029	2,325,000	2,267,061
3.88%, 02/14/2030	825,000	802,444
3.88%, 08/28/2034	435,000	408,356
4.00%, 08/27/2026	1,081,000	1,075,573
4.00%, 07/25/2030	500,000	488,035
4.00%, 01/10/2031	500,000	485,110
4.50%, 04/10/2031	455,000	453,162
4.75%, 04/10/2026	1,000,000	1,004,530
Series GMTN, 4.75%, 02/15/2035	25,000	25,048
International Finance Corp.:
Series GMTN, 0.75%, 10/08/2026	500,000	469,840
Series GMTN, 2.13%, 04/07/2026	100,000	97,212
Series GMTN, 4.25%, 07/02/2029	280,000	277,684
Series GMTN, 4.50%, 07/13/2028	135,000	135,728
Nordic Investment Bank:
4.25%, 02/28/2029	200,000	198,422
4.38%, 03/14/2028	200,000	199,908
Series GMTN, 0.50%, 01/21/2026	200,000	191,824
		50,339,131
SWEDEN — 0.0% (a)
Svensk Exportkredit AB:
4.13%, 06/14/2028	200,000	197,998
Series GMTN, 2.25%, 03/22/2027	250,000	238,327
Series GMTN, 3.75%, 09/13/2027	200,000	196,597
		632,922

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
UNITED STATES — 0.0% (a)
Inter-American Development Bank 2.25%, 6/18/2029 (b)	$250,000	$227,975
URUGUAY — 0.0% (a)
Oriental Republic of Uruguay 5.25%, 9/10/2060	585,000	532,818
Uruguay Government International Bonds:
4.38%, 10/27/2027	225,000	222,834
4.38%, 01/23/2031	280,000	271,365
4.98%, 04/20/2055	400,000	354,116
5.10%, 06/18/2050	175,000	160,592
5.75%, 10/28/2034	350,000	359,525
		1,901,250
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $127,488,602)		119,219,401
U.S. GOVERNMENT AGENCY OBLIGATIONS — 26.2%
Federal Farm Credit Banks Funding Corp.:
0.68%, 1/13/2027	250,000	231,411
0.70%, 1/27/2027	100,000	92,465
0.79%, 6/21/2027 (b)	125,000	114,062
0.90%, 8/19/2027	100,000	90,958
1.00%, 8/3/2027	100,000	91,344
1.04%, 1/25/2029	150,000	130,028
1.10%, 8/10/2029	150,000	128,236
1.14%, 8/20/2029	150,000	128,690
1.15%, 8/12/2030	100,000	82,405
1.32%, 9/9/2030	100,000	82,938
1.38%, 1/14/2031	250,000	205,303
1.65%, 7/23/2035	100,000	72,278
1.69%, 8/20/2035	100,000	71,822
1.95%, 8/13/2040	100,000	63,726
1.99%, 3/17/2031	500,000	424,685
4.38%, 6/23/2026	2,000,000	2,003,881
Federal Home Loan Banks:
0.55%, 1/20/2026	150,000	143,923
0.65%, 1/28/2026	150,000	143,953
0.65%, 2/26/2026	100,000	95,694
0.70%, 1/28/2026	150,000	144,282
0.75%, 2/24/2026	100,000	95,824
0.83%, 2/10/2027	100,000	92,589
0.90%, 2/26/2027	150,000	138,873
1.00%, 8/16/2028	250,000	220,473
1.25%, 12/21/2026 (b)	1,000,000	943,249
3.25%, 6/9/2028	500,000	483,373
3.25%, 11/16/2028	280,000	270,199
3.63%, 9/4/2026	2,500,000	2,474,274
4.00%, 6/30/2028 (b)	500,000	495,614
4.13%, 1/15/2027	500,000	499,152
Security Description	Principal Amount	Value
4.63%, 11/17/2026	$1,000,000	$1,005,870
4.75%, 4/9/2027	2,160,000	2,183,163
5.50%, 7/15/2036	135,000	142,763
Federal Home Loan Mortgage Corp.:
0.38%, 7/21/2025 (b)	1,000,000	978,624
0.75%, 6/23/2026	150,000	142,087
1.50%, 4/1/2037	9,125,792	7,830,007
1.50%, 12/1/2040	2,056,970	1,652,949
1.50%, 2/1/2051	1,940,505	1,436,717
1.50%, 10/1/2051	1,686,047	1,247,132
1.50%, 11/1/2051	4,921,485	3,639,934
2.00%, 2/1/2036	1,858,722	1,645,911
2.00%, 3/1/2036	7,806,525	6,948,372
2.00%, 6/1/2036	1,565,047	1,389,086
2.00%, 1/1/2037	2,197,072	1,945,845
2.00%, 4/1/2037	1,304,297	1,152,372
2.00%, 9/1/2050	5,458,282	4,304,153
2.00%, 10/1/2050	1,129,628	886,444
2.00%, 12/1/2050	858,409	673,080
2.00%, 1/1/2051	5,906,858	4,629,743
2.00%, 2/1/2051	2,697,788	2,113,665
2.00%, 6/1/2051	964,247	761,039
2.00%, 9/1/2051	6,481,656	5,063,629
2.00%, 11/1/2051	6,510,886	5,082,422
2.00%, 12/1/2051	1,744,037	1,380,291
2.00%, 2/1/2052	7,623,170	5,965,224
2.00%, 3/1/2052	4,673,240	3,639,644
2.22%, 7/13/2040	150,000	99,018
2.50%, 10/1/2029	8,220	7,895
2.50%, 1/1/2031	20,298	19,302
2.50%, 5/1/2031	32,389	30,667
2.50%, 6/1/2031	60,501	57,243
2.50%, 10/1/2031	58,705	55,421
2.50%, 12/1/2031	78,306	74,024
2.50%, 12/1/2032	280,967	262,959
2.50%, 2/1/2033	293,652	274,541
2.50%, 9/1/2035	399,367	365,055
2.50%, 1/1/2037	1,433,897	1,302,429
2.50%, 1/1/2042	913,179	783,859
2.50%, 7/1/2042	2,754,788	2,360,014
2.50%, 9/1/2046	557,185	468,322
2.50%, 7/1/2050	2,445,634	2,012,700
2.50%, 10/1/2050	1,590,173	1,307,196
2.50%, 1/1/2051	651,874	532,642
2.50%, 2/1/2051	6,206,804	5,100,995
2.50%, 6/1/2051	4,985,800	4,062,775
2.50%, 9/1/2051	4,391,261	3,602,555
2.50%, 10/1/2051	3,654,907	2,992,862
2.50%, 11/1/2051	4,500,257	3,683,691
2.50%, 12/1/2051	3,835,770	3,138,585
2.50%, 3/1/2052	3,292,011	2,686,939
2.50%, 4/1/2052	27,429,653	22,489,546
3.00%, 10/1/2030	131,575	127,034
3.00%, 12/1/2030	24,779	23,832

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
3.00%, 5/1/2031	$18,462	$17,697
3.00%, 12/1/2031	109,462	104,516
3.00%, 2/1/2032	144,356	137,694
3.00%, 5/1/2032	144,777	138,012
3.00%, 7/1/2032	40,861	38,916
3.00%, 1/1/2033	176,414	167,496
3.00%, 3/1/2035	763,118	718,372
3.00%, 5/1/2035	356,777	335,432
3.00%, 4/1/2036	108,618	100,729
3.00%, 6/1/2036	69,748	64,583
3.00%, 2/1/2038	202,138	184,537
3.00%, 5/1/2042	425,393	376,082
3.00%, 1/1/2043	1,071,262	949,924
3.00%, 7/1/2043	1,112,176	985,738
3.00%, 6/1/2045	25,593	22,334
3.00%, 8/1/2045	166,306	146,700
3.00%, 4/1/2046	96,615	84,061
3.00%, 6/1/2046	1,247,484	1,103,644
3.00%, 7/1/2046	1,624,168	1,415,409
3.00%, 8/1/2046	184,790	160,778
3.00%, 9/1/2046	60,038	52,237
3.00%, 10/1/2046	102,919	89,545
3.00%, 11/1/2046	375,007	326,278
3.00%, 12/1/2046	338,628	294,626
3.00%, 1/1/2047	245,741	213,810
3.00%, 2/1/2047	676,052	582,577
3.00%, 4/1/2047	1,606,702	1,400,189
3.00%, 9/1/2049	161,829	139,326
3.00%, 12/1/2049	157,411	135,522
3.00%, 2/1/2050	585,385	503,985
3.00%, 5/1/2050	1,400,291	1,206,825
3.00%, 8/1/2050	2,976,318	2,582,994
3.00%, 6/1/2051	1,300,802	1,113,444
3.00%, 12/1/2051	2,168,458	1,845,442
3.00%, 3/1/2052	4,173,518	3,547,654
3.00%, 4/1/2052	879,653	747,739
3.00%, 5/1/2052	1,980,861	1,683,579
3.00%, 8/1/2052	1,399,951	1,189,525
3.50%, 4/1/2032	74,624	72,132
3.50%, 6/1/2033	139,842	134,542
3.50%, 9/1/2033	94,275	90,594
3.50%, 11/1/2034	70,221	66,884
3.50%, 3/1/2037	86,059	81,046
3.50%, 10/1/2037	1,199,932	1,136,861
3.50%, 7/1/2038	1,065,994	1,009,002
3.50%, 4/1/2042	101,058	92,503
3.50%, 12/1/2042	71,285	65,142
3.50%, 8/1/2043	179,589	163,867
3.50%, 5/1/2044	780,476	712,183
3.50%, 11/1/2044	10,893	9,863
3.50%, 1/1/2045	14,849	13,445
3.50%, 7/1/2045	91,518	82,803
3.50%, 10/1/2045	14,088	12,742
3.50%, 12/1/2045	173,348	156,811
3.50%, 1/1/2046	21,015	19,007
Security Description	Principal Amount	Value
3.50%, 3/1/2046	$42,426	$38,269
3.50%, 4/1/2046	60,525	54,594
3.50%, 6/1/2046	72,218	65,141
3.50%, 8/1/2046	818,695	740,436
3.50%, 12/1/2046	241,702	218,017
3.50%, 2/1/2047	158,162	142,663
3.50%, 3/1/2047	151,361	136,529
3.50%, 4/1/2047	85,252	76,732
3.50%, 6/1/2047	80,953	72,863
3.50%, 10/1/2047	149,003	134,112
3.50%, 11/1/2047	52,470	47,226
3.50%, 12/1/2047	117,415	105,680
3.50%, 4/1/2049	119,671	107,274
3.50%, 7/1/2049	319,164	285,619
3.50%, 8/1/2049	953,047	857,147
3.50%, 9/1/2049	1,576,564	1,420,031
3.50%, 10/1/2049	34,611	30,974
3.50%, 3/1/2050	815,012	729,352
3.50%, 9/1/2052	5,742,893	5,100,077
3.50%, 10/1/2052	6,045,253	5,351,489
3.50%, 11/1/2052	1,267,943	1,122,333
4.00%, 11/1/2033	102,358	99,821
4.00%, 4/1/2042	9,793	9,245
4.00%, 6/1/2042	28,604	26,954
4.00%, 7/1/2042	475,628	448,957
4.00%, 12/1/2044	11,109	10,389
4.00%, 4/1/2045	7,916	7,399
4.00%, 10/1/2045	19,095	17,849
4.00%, 12/1/2045	36,430	34,051
4.00%, 1/1/2046	130,216	121,712
4.00%, 2/1/2046	52,057	48,658
4.00%, 1/1/2047	164,044	152,867
4.00%, 2/1/2047	64,819	60,403
4.00%, 6/1/2047	115,078	106,915
4.00%, 9/1/2047	140,740	130,756
4.00%, 11/1/2047	105,102	97,646
4.00%, 1/1/2048	275,541	255,995
4.00%, 10/1/2048	523,592	486,235
4.00%, 4/1/2049	41,494	38,477
4.00%, 2/1/2051	2,067,415	1,914,945
4.00%, 8/1/2052	2,310,262	2,114,428
4.00%, 10/1/2052	332,504	304,632
4.00%, 11/1/2052	719,551	658,222
4.00%, 1/1/2053	4,871,577	4,455,606
4.50%, 5/1/2042	254,952	248,307
4.50%, 5/1/2044	99,394	95,888
4.50%, 12/1/2045	155,141	149,669
4.50%, 9/1/2046	115,921	111,536
4.50%, 4/1/2047	57,551	55,136
4.50%, 10/1/2047	88,439	84,727
4.50%, 11/1/2047	73,747	70,653
4.50%, 12/1/2047	39,569	37,909
4.50%, 7/1/2048	207,752	198,516
4.50%, 9/1/2048	329,335	314,280
4.50%, 11/1/2048	112,458	107,459

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
4.50%, 6/1/2049	$154,334	$147,166
4.50%, 11/1/2049	324,940	309,849
4.50%, 6/1/2052	914,419	861,426
4.50%, 10/1/2052	948,393	893,044
4.50%, 11/1/2052	945,669	890,332
4.50%, 12/1/2052	2,015,767	1,911,484
4.50%, 5/1/2053	203,848	191,683
5.00%, 7/1/2041	51,520	51,333
5.00%, 11/1/2048	113,138	111,019
5.00%, 9/1/2052	2,721,359	2,637,197
5.00%, 10/1/2052	665,924	647,086
5.00%, 12/1/2052	1,168,871	1,137,902
5.00%, 2/1/2053	5,122,848	4,956,483
5.00%, 7/1/2053	5,895,151	5,688,875
5.00%, 12/1/2053	594,329	573,533
5.00%, 11/1/2054	9,406,623	9,076,932
5.50%, 8/1/2038	144,783	147,291
5.50%, 12/1/2052	381,901	381,562
5.50%, 2/1/2053	1,880,407	1,859,820
5.50%, 7/1/2053	5,781,849	5,710,191
5.50%, 3/1/2054	6,266,631	6,183,836
5.50%, 11/1/2054	11,704,998	11,550,352
6.00%, 7/1/2040	57,307	59,638
6.00%, 9/1/2053	1,224,444	1,245,724
6.00%, 11/1/2053	4,338,954	4,361,509
6.00%, 12/1/2053	1,138,492	1,144,410
6.00%, 6/1/2054	3,097,311	3,113,235
6.00%, 8/1/2054	8,520,439	8,564,246
6.00%, 9/1/2054	4,002,798	4,023,378
6.25%, 7/15/2032 (b)	3,960,000	4,379,248
6.50%, 6/1/2053	1,117,504	1,142,033
6.50%, 10/1/2053	1,729,072	1,768,147
6.50%, 12/1/2053	2,658,650	2,749,562
6.50%, 1/1/2054	5,130,333	5,238,911
6.75%, 3/15/2031	1,300,000	1,452,663
7.00%, 1/1/2054	2,708,835	2,805,623
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series K062, Class A2, 3.41%, 12/25/2026	400,000	391,432
Series K080, Class A2, 3.93%, 7/25/2028 (c)	1,000,000	975,866
Series K085, Class A2, 4.06%, 10/25/2028 (c)	250,000	244,340
Series K086, Class A2, 3.86%, 11/25/2028 (c)	160,001	155,409
Series K087, Class A2, 3.77%, 12/25/2028	1,607,000	1,556,844
Series K090, Class A2, 3.42%, 2/25/2029	163,934	156,245
Series K091, Class A2, 3.51%, 3/25/2029	2,500,000	2,389,515
Series K092, Class A2, 3.30%, 4/25/2029	350,000	331,175
Security Description	Principal Amount	Value
Series K093, Class A2, 2.98%, 5/25/2029	$100,000	$93,469
Series K094, Class A2, 2.90%, 6/25/2029	352,767	327,628
Series K098, Class A2, 2.43%, 8/25/2029	100,000	90,677
Series K099, Class A2, 2.60%, 9/25/2029	100,000	91,171
Series K101, Class A2, 2.52%, 10/25/2029	200,000	181,302
Series K109, Class A2, 1.56%, 4/25/2030	100,000	85,351
Series K114, Class A2, 1.37%, 6/25/2030	85,000	71,216
Series K115, Class A2, 1.38%, 6/25/2030	400,000	335,519
Series K118, Class A2, 1.49%, 9/25/2030	750,000	628,450
Series K121, Class A2, 1.55%, 10/25/2030	320,000	267,717
Series K123, Class A2, 1.62%, 12/25/2030	233,333	195,566
Series K124, Class A2, 1.66%, 12/25/2030	500,000	419,147
Series K126, Class A2, 2.07%, 1/25/2031	500,000	429,441
Series K127, Class A2, 2.11%, 1/25/2031	450,000	386,693
Series K131, Class A2, 1.85%, 7/25/2031	500,000	418,522
Series K140, Class A2, 2.25%, 1/25/2032	1,000,000	845,203
Series K-1515, Class A2, 1.94%, 2/25/2035	293,000	223,771
Series K-1519, Class A2, 2.01%, 12/25/2035	250,000	187,363
Series K-1520, Class A2, 2.44%, 2/25/2036	520,000	405,124
Series K1522, Class A2, 2.36%, 10/25/2036	250,000	189,877
Series K157, Class A2, 3.99%, 5/25/2033 (c)	500,000	479,679
Series K515, Class A2, 5.40%, 1/25/2029	1,500,000	1,534,853
Series K528, Class A2, 4.51%, 7/25/2029	750,000	742,227
Series K735, Class A2, 2.86%, 5/25/2026	192,833	188,903
Series K736, Class A2, 2.28%, 7/25/2026	298,972	290,482
Series K743, Class A2, 1.77%, 5/25/2028	300,000	273,419
Series K748, Class A2, 2.26%, 1/25/2029 (c)	500,000	456,081
Series K755, Class A2, 5.20%, 2/25/2031	2,500,000	2,544,635

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
Series K137, Class A2, VRN, 2.35%, 11/25/2031 (c)	$440,000	$375,656
Series K747, Class A2, VRN, 2.05%, 11/25/2028 (c)	166,667	151,408
Federal National Mortgage Association:
0.75%, 10/8/2027 (b)	1,700,000	1,545,565
0.88%, 12/18/2026	125,000	116,744
0.88%, 8/5/2030	1,900,000	1,568,180
1.50%, 7/1/2036	3,033,635	2,615,443
1.50%, 10/1/2036	3,029,120	2,609,445
1.50%, 3/1/2037	4,076,943	3,498,052
1.50%, 4/1/2037	1,206,583	1,035,258
1.50%, 1/1/2042	727,503	584,798
1.50%, 12/1/2050	2,370,355	1,755,339
1.50%, 3/1/2051	2,478,231	1,834,440
1.50%, 11/1/2051	7,101,523	5,252,291
1.88%, 9/24/2026	1,000,000	960,748
2.00%, 11/1/2031	40,066	37,253
2.00%, 8/1/2035	608,098	541,673
2.00%, 11/1/2035	1,530,531	1,362,284
2.00%, 12/1/2035	829,255	737,713
2.00%, 2/1/2036	1,808,011	1,608,006
2.00%, 6/1/2036	2,847,614	2,525,172
2.00%, 10/1/2036	849,042	752,350
2.00%, 12/1/2036	5,794,699	5,132,991
2.00%, 5/1/2037	3,966,929	3,504,860
2.00%, 6/1/2041	6,586,208	5,499,854
2.00%, 11/1/2041	1,938,023	1,614,757
2.00%, 1/1/2042	3,953,377	3,291,007
2.00%, 7/1/2050	677,760	531,773
2.00%, 8/1/2050	1,194,321	937,951
2.00%, 9/1/2050	1,828,858	1,452,570
2.00%, 10/1/2050	15,642,904	12,275,333
2.00%, 11/1/2050	3,406,668	2,672,231
2.00%, 1/1/2051	14,774,668	11,571,406
2.00%, 2/1/2051	2,548,038	1,996,339
2.00%, 3/1/2051	12,866,291	10,054,946
2.00%, 4/1/2051	4,188,778	3,278,877
2.00%, 5/1/2051	7,970,601	6,243,248
2.00%, 7/1/2051	10,820,451	8,470,667
2.00%, 9/1/2051	5,535,776	4,331,030
2.00%, 11/1/2051	15,671,821	12,252,956
2.00%, 1/1/2052	4,218,918	3,290,684
2.00%, 2/1/2052	7,354,444	5,761,275
2.00%, 3/1/2052	2,715,570	2,117,499
2.00%, 4/1/2052	7,976,338	6,250,847
2.00%, 6/1/2052	11,998,249	9,334,744
2.00%, 10/1/2052	3,965,826	3,096,970
2.13%, 4/24/2026	950,000	924,075
2.50%, 3/1/2029	39,182	38,138
2.50%, 7/1/2030	211,686	205,797
2.50%, 2/1/2031	31,874	30,280
2.50%, 10/1/2031	58,714	55,278
Security Description	Principal Amount	Value
2.50%, 12/1/2031	$106,160	$99,990
2.50%, 1/1/2032	39,413	37,097
2.50%, 4/1/2032	379,854	357,482
2.50%, 6/1/2032	947,699	897,203
2.50%, 10/1/2032	128,577	120,302
2.50%, 12/1/2032	254,220	237,477
2.50%, 1/1/2033	144,113	134,659
2.50%, 2/1/2035	1,569,138	1,479,021
2.50%, 8/1/2035	1,011,014	924,590
2.50%, 9/1/2035	2,405,643	2,198,960
2.50%, 2/1/2036	674,669	616,730
2.50%, 3/1/2037	834,413	757,877
2.50%, 6/1/2040	229,417	199,713
2.50%, 8/1/2040	133,841	116,430
2.50%, 4/1/2042	4,643,217	3,980,699
2.50%, 11/1/2049	1,315,838	1,084,176
2.50%, 12/1/2049	585,461	482,387
2.50%, 7/1/2050	1,056,168	869,202
2.50%, 8/1/2050	2,568,348	2,112,895
2.50%, 10/1/2050	1,635,844	1,344,740
2.50%, 11/1/2050	2,001,541	1,644,739
2.50%, 12/1/2050	1,137,254	934,171
2.50%, 4/1/2051	6,754,816	5,545,437
2.50%, 7/1/2051	6,387,327	5,243,042
2.50%, 8/1/2051	11,015,240	9,031,410
2.50%, 9/1/2051	3,848,467	3,154,171
2.50%, 10/1/2051	9,529,641	7,809,760
2.50%, 12/1/2051	3,417,497	2,829,328
2.50%, 1/1/2052	6,415,164	5,243,483
2.50%, 2/1/2052	1,078,099	881,476
2.50%, 3/1/2052	5,430,361	4,432,259
2.50%, 4/1/2052	5,126,457	4,180,035
3.00%, 10/1/2028	14,589	14,225
3.00%, 8/1/2029	8,615	8,353
3.00%, 5/1/2030	30,923	30,369
3.00%, 6/1/2030	8,409	8,121
3.00%, 8/1/2030	177,433	171,421
3.00%, 9/1/2030	9,922	9,551
3.00%, 11/1/2030	21,275	20,471
3.00%, 12/1/2030	132,907	127,940
3.00%, 4/1/2031	67,591	64,781
3.00%, 12/1/2031	114,876	109,646
3.00%, 2/1/2032	346,680	330,864
3.00%, 5/1/2032	128,043	121,947
3.00%, 8/1/2032	41,578	39,523
3.00%, 10/1/2032	72,439	68,830
3.00%, 2/1/2034	331,917	315,690
3.00%, 7/1/2034	92,610	87,179
3.00%, 6/1/2035	1,178,912	1,109,785
3.00%, 6/1/2036	20,148	18,643
3.00%, 8/1/2036	101,058	93,435
3.00%, 9/1/2036	181,200	167,390
3.00%, 10/1/2036	56,014	51,700
3.00%, 12/1/2036	108,065	99,382
3.00%, 4/1/2037	515,028	476,898

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
3.00%, 6/1/2037	$1,199,698	$1,116,979
3.00%, 11/1/2037	222,739	197,250
3.00%, 2/1/2038	1,611,624	1,500,503
3.00%, 5/1/2042	1,732,505	1,526,365
3.00%, 6/1/2042	428,451	379,422
3.00%, 6/1/2043	127,496	112,955
3.00%, 7/1/2043	27,776	24,585
3.00%, 2/1/2044	231,212	204,650
3.00%, 1/1/2045	412,717	365,303
3.00%, 5/1/2045	380,963	337,197
3.00%, 9/1/2045	22,001	19,173
3.00%, 11/1/2045	146,266	127,466
3.00%, 12/1/2045	28,933	25,214
3.00%, 5/1/2046	200,607	174,301
3.00%, 7/1/2046	224,362	194,941
3.00%, 10/1/2046	148,416	128,954
3.00%, 11/1/2046	311,569	270,712
3.00%, 12/1/2046	280,061	243,335
3.00%, 1/1/2047	785,361	682,373
3.00%, 2/1/2047	251,173	218,236
3.00%, 5/1/2047	286,090	248,703
3.00%, 11/1/2047	154,068	133,934
3.00%, 9/1/2049	1,386,152	1,193,493
3.00%, 11/1/2049	465,341	400,634
3.00%, 12/1/2049	3,786,510	3,271,274
3.00%, 1/1/2050	1,353,637	1,165,409
3.00%, 2/1/2050	3,298,761	2,866,182
3.00%, 3/1/2050	868,756	747,277
3.00%, 5/1/2050	979,676	839,255
3.00%, 7/1/2050	854,339	733,816
3.00%, 8/1/2050	354,329	304,234
3.00%, 9/1/2050	2,279,030	1,961,335
3.00%, 10/1/2050	163,530	140,309
3.00%, 1/1/2051	3,202,698	2,771,527
3.00%, 4/1/2051	682,169	591,094
3.00%, 1/1/2052	2,356,130	2,011,661
3.00%, 2/1/2052	3,862,856	3,295,969
3.00%, 5/1/2052	5,878,295	4,996,097
3.00%, 6/1/2052	5,629,402	4,825,461
3.50%, 11/1/2025	1,615	1,603
3.50%, 1/1/2027	2,020	1,998
3.50%, 5/1/2029	9,009	8,824
3.50%, 10/1/2029	8,907	8,703
3.50%, 2/1/2031	24,757	24,484
3.50%, 3/1/2032	56,862	54,938
3.50%, 4/1/2032	88,347	85,369
3.50%, 2/1/2033	181,434	174,699
3.50%, 4/1/2033	55,341	53,178
3.50%, 11/1/2034	390,253	373,806
3.50%, 12/1/2035	12,736	12,055
3.50%, 1/1/2037	99,703	93,877
3.50%, 2/1/2037	137,369	129,283
3.50%, 7/1/2037	57,324	53,842
3.50%, 4/1/2038	127,583	118,945
3.50%, 2/1/2041	45,152	41,277
Security Description	Principal Amount	Value
3.50%, 10/1/2044	$9,989	$9,033
3.50%, 1/1/2045	27,260	24,649
3.50%, 2/1/2045	1,230,654	1,123,183
3.50%, 5/1/2045	10,987	9,924
3.50%, 8/1/2045	36,287	32,777
3.50%, 11/1/2045	12,727	11,496
3.50%, 12/1/2045	197,367	178,277
3.50%, 1/1/2046	131,022	118,349
3.50%, 2/1/2046	168,351	152,067
3.50%, 4/1/2046	93,015	83,787
3.50%, 5/1/2046	139,519	125,677
3.50%, 6/1/2046	34,925	31,460
3.50%, 7/1/2046	103,455	93,192
3.50%, 8/1/2046	1,085,608	989,279
3.50%, 1/1/2047	163,903	147,643
3.50%, 2/1/2047	734,710	659,275
3.50%, 3/1/2047	157,174	141,581
3.50%, 4/1/2047	313,158	281,488
3.50%, 5/1/2047	1,193,470	1,075,605
3.50%, 6/1/2047	122,993	110,555
3.50%, 7/1/2047	1,621,729	1,480,105
3.50%, 9/1/2047	114,463	102,888
3.50%, 10/1/2047	1,025,737	922,003
3.50%, 11/1/2047	30,204	27,149
3.50%, 12/1/2047	2,725,062	2,462,978
3.50%, 1/1/2048	63,762	57,313
3.50%, 2/1/2048	102,993	92,630
3.50%, 6/1/2048	172,380	154,888
3.50%, 10/1/2048	541,809	487,015
3.50%, 11/1/2048	1,047,873	942,969
3.50%, 3/1/2049	1,206,870	1,084,818
3.50%, 5/1/2049	1,065,606	953,608
3.50%, 6/1/2049	2,851,848	2,563,438
3.50%, 7/1/2049	159,333	142,586
3.50%, 8/1/2049	448,247	401,135
3.50%, 2/1/2050	3,155,413	2,842,002
3.50%, 6/1/2050	259,406	232,053
3.50%, 7/1/2051	678,289	606,999
3.50%, 12/1/2051	293,288	260,886
3.50%, 5/1/2052	2,944,739	2,621,558
3.50%, 6/1/2052	4,381,307	3,879,520
3.50%, 7/1/2052	2,109,628	1,877,383
3.50%, 2/1/2053	2,153,406	1,923,614
4.00%, 3/1/2031	80,560	79,948
4.00%, 10/1/2033	38,548	37,809
4.00%, 10/1/2037	350,183	335,681
4.00%, 1/1/2038	1,129,241	1,086,238
4.00%, 1/1/2039	40,239	38,236
4.00%, 2/1/2039	33,676	32,000
4.00%, 12/1/2040	18,945	17,905
4.00%, 2/1/2043	102,638	97,001
4.00%, 10/1/2043	223,943	210,979
4.00%, 11/1/2043	72,114	67,737
4.00%, 12/1/2043	76,749	72,091
4.00%, 10/1/2044	12,222	11,415

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
4.00%, 1/1/2045	$225,759	$212,449
4.00%, 3/1/2045	12,273	11,456
4.00%, 5/1/2045	643,592	601,263
4.00%, 7/1/2045	11,844	11,055
4.00%, 9/1/2045	47,347	44,194
4.00%, 12/1/2045	20,389	19,033
4.00%, 2/1/2046	1,157,382	1,093,758
4.00%, 4/1/2046	40,975	38,134
4.00%, 7/1/2046	67,872	63,171
4.00%, 10/1/2046	1,177,686	1,110,169
4.00%, 11/1/2046	620,873	581,509
4.00%, 12/1/2046	153,315	142,687
4.00%, 4/1/2047	239,975	222,651
4.00%, 7/1/2047	1,263,708	1,172,527
4.00%, 8/1/2047	110,088	102,144
4.00%, 9/1/2047	112,208	104,111
4.00%, 12/1/2047	154,939	143,759
4.00%, 2/1/2048	340,206	315,659
4.00%, 6/1/2048	265,143	245,886
4.00%, 7/1/2048	102,964	95,485
4.00%, 9/1/2048	598,980	555,476
4.00%, 11/1/2048	1,094,776	1,015,254
4.00%, 1/1/2049	666,544	618,898
4.00%, 6/1/2049	512,359	475,390
4.00%, 7/1/2049	376,994	349,191
4.00%, 8/1/2049	649,990	602,781
4.00%, 9/1/2049	136,147	126,106
4.00%, 2/1/2050	422,019	390,895
4.00%, 7/1/2050	1,174,122	1,088,845
4.00%, 3/1/2051	1,897,355	1,757,427
4.00%, 7/1/2052	1,006,580	928,582
4.00%, 8/1/2052	2,174,822	2,005,010
4.00%, 10/1/2052	4,618,924	4,232,084
4.00%, 5/1/2053	2,035,185	1,860,227
4.00%, 11/1/2054	5,351,966	4,891,366
4.50%, 5/1/2038	852,134	833,456
4.50%, 9/1/2039	131,461	127,866
4.50%, 12/1/2040	17,794	17,265
4.50%, 1/1/2042	24,072	23,299
4.50%, 9/1/2043	41,675	40,394
4.50%, 11/1/2043	4,323	4,178
4.50%, 5/1/2044	65,430	63,042
4.50%, 6/1/2044	15,456	14,892
4.50%, 2/1/2046	77,396	75,090
4.50%, 3/1/2046	252,646	244,159
4.50%, 5/1/2046	196,259	190,891
4.50%, 7/1/2046	63,508	60,873
4.50%, 11/1/2047	216,840	207,469
4.50%, 4/1/2048	90,607	86,465
4.50%, 7/1/2048	434,272	414,420
4.50%, 8/1/2048	275,357	262,765
4.50%, 12/1/2048	106,731	101,852
4.50%, 1/1/2049	36,023	34,376
4.50%, 4/1/2049	52,906	50,449
4.50%, 3/1/2050	369,351	352,197
Security Description	Principal Amount	Value
4.50%, 7/1/2052	$1,152,375	$1,086,454
4.50%, 8/1/2052	11,549,515	10,879,046
4.50%, 2/1/2053	748,032	704,029
4.50%, 3/1/2053	1,764,736	1,664,119
5.00%, 1/1/2039	201,949	201,141
5.00%, 6/1/2040	70,513	69,991
5.00%, 7/1/2041	13,516	13,415
5.00%, 5/1/2042	17,662	17,531
5.00%, 11/1/2044	205,682	203,799
5.00%, 1/1/2045	11,854	11,726
5.00%, 6/1/2048	130,470	127,973
5.00%, 9/1/2048	141,003	138,362
5.00%, 3/1/2050	184,681	181,383
5.00%, 9/1/2052	1,425,835	1,381,739
5.00%, 10/1/2052	510,202	494,450
5.00%, 6/1/2053	4,079,254	3,936,517
5.00%, 10/1/2053	1,439,316	1,388,953
5.50%, 2/1/2037	9,888	10,046
5.50%, 4/1/2038	46,508	47,260
5.50%, 9/1/2040	15,022	15,292
5.50%, 9/1/2041	23,617	23,998
5.50%, 5/1/2044	271,030	275,724
5.50%, 12/1/2052	486,336	484,480
5.50%, 2/1/2053	2,166,793	2,144,924
5.50%, 5/1/2053	3,000,129	2,969,862
5.50%, 9/1/2053	4,442,233	4,386,628
5.50%, 10/1/2053	3,281,575	3,240,295
5.50%, 8/1/2054	1,954,715	1,928,889
5.63%, 7/15/2037	80,000	85,740
6.00%, 2/1/2053	3,151,711	3,168,462
6.00%, 5/1/2053	1,234,647	1,241,065
6.00%, 7/1/2053	961,104	975,075
6.00%, 8/1/2053	1,474,840	1,482,506
6.00%, 5/1/2054	4,142,853	4,164,153
6.00%, 8/1/2054	5,508,185	5,536,505
6.50%, 7/1/2053	943,329	964,035
6.50%, 10/1/2053	1,709,715	1,747,243
6.50%, 12/1/2053	2,253,077	2,302,532
6.50%, 6/1/2054	2,612,274	2,668,494
6.50%, 8/1/2054	2,672,833	2,730,854
6.63%, 11/15/2030	365,000	404,812
7.25%, 5/15/2030 (b)	75,000	84,891
2.00%, 10/1/2051	10,417,749	8,146,525
Federal National Mortgage Association-ACES:
Series 2017-M12, Class A2, 3.06%, 6/25/2027 (c)	237,976	230,075
Series 2017-M13, Class A2, 2.93%, 9/25/2027 (c)	221,881	213,159
Series 2018-M2, Class A2, 2.91%, 1/25/2028 (c)	221,062	211,477
Series 2019-M1, Class A2, 3.54%, 9/25/2028 (c)	834,958	806,054
Series 2020-M14, Class A2, 1.78%, 5/25/2030	483,537	417,423

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
Series 2020-M42, Class A2, 1.27%, 7/25/2030	$200,000	$166,261
Series 2020-M8, Class A2, 1.82%, 2/25/2030	136,815	119,549
Series 2021-M11, Class A2, 1.46%, 3/25/2031 (c)	725,000	594,950
Series 2021-M19, Class A2, 1.74%, 10/25/2031 (c)	300,000	246,957
Series 2024-M4, Class A2, 4.87%, 12/25/2033 (c)	1,000,000	990,329
Series 2020-M29, Class A2, VRN, 1.49%, 5/25/2030 (c)	272,000	229,696
Series 2020-M52, Class A2, VRN, 1.32%, 10/25/2030 (c)	350,000	290,446
Series 2020-M53, Class A2, VRN, 1.69%, 11/25/2032 (c)	550,000	440,013
Series 2021-M1, Class A2, VRN, 1.39%, 11/25/2030 (c)	61,250	50,589
Series 2021-M4, Class A2, VRN, 1.46%, 2/25/2031 (c)	280,000	231,248
Government National Mortgage Association:
2.00%, 9/20/2050	588,959	472,630
2.00%, 12/20/2050	8,363,351	6,707,580
2.00%, 1/20/2051	1,607,260	1,286,815
2.00%, 4/20/2051	3,412,122	2,736,051
2.00%, 5/20/2051	1,816,605	1,456,526
2.00%, 6/20/2051	5,182,894	4,155,164
2.00%, 9/20/2051	5,940,451	4,761,124
2.00%, 12/20/2051	3,291,556	2,637,336
2.00%, 1/20/2052	5,741,046	4,599,528
2.00%, 3/20/2052	4,665,170	3,733,763
2.00%, 4/20/2052	2,563,707	2,051,860
2.00%, 5/20/2052	3,278,396	2,623,860
2.50%, 12/20/2046	2,877,502	2,437,712
2.50%, 8/20/2050	2,887,912	2,421,381
2.50%, 9/20/2050	2,039,272	1,709,204
2.50%, 10/20/2050	1,703,363	1,427,137
2.50%, 12/20/2050	1,325,362	1,109,614
2.50%, 1/20/2051	3,232,364	2,705,185
2.50%, 4/20/2051	3,200,557	2,678,548
2.50%, 7/20/2051	2,144,892	1,794,066
2.50%, 8/20/2051	2,961,016	2,476,243
2.50%, 9/20/2051	13,953,269	11,666,706
2.50%, 10/20/2051	2,351,752	1,966,000
2.50%, 1/20/2052	2,786,093	2,328,234
2.50%, 3/20/2052	843,778	704,977
2.50%, 4/20/2052	897,574	750,011
2.50%, 5/20/2052	4,526,170	3,781,479
3.00%, 1/20/2043	193,673	172,648
3.00%, 5/20/2043	95,290	84,440
Security Description	Principal Amount	Value
3.00%, 12/20/2044	$14,505	$12,799
3.00%, 3/20/2045	7,306	6,439
3.00%, 4/20/2045	22,480	19,813
3.00%, 6/20/2045	345,642	304,643
3.00%, 7/20/2045	22,926	20,207
3.00%, 8/20/2045	22,848	20,138
3.00%, 2/20/2046	656,457	581,714
3.00%, 3/20/2046	203,548	178,954
3.00%, 4/20/2046	1,134,042	997,016
3.00%, 5/20/2046	33,356	29,397
3.00%, 7/20/2046	21,401	18,815
3.00%, 8/20/2046	69,536	61,134
3.00%, 9/20/2046	49,306	43,348
3.00%, 10/20/2046	1,352,026	1,188,661
3.00%, 11/20/2046	91,550	80,488
3.00%, 12/20/2046	367,622	323,202
3.00%, 2/20/2047	191,432	168,301
3.00%, 4/20/2047	273,531	239,918
3.00%, 6/20/2047	81,817	71,763
3.00%, 7/20/2047	154,537	135,547
3.00%, 8/20/2047	77,021	67,557
3.00%, 10/20/2047	112,144	98,363
3.00%, 1/20/2048	422,128	370,255
3.00%, 2/20/2048	251,043	220,427
3.00%, 3/20/2048	423,536	371,490
3.00%, 11/20/2049	681,436	594,921
3.00%, 12/20/2049	414,133	361,555
3.00%, 2/20/2050	1,405,614	1,227,956
3.00%, 6/20/2050	1,162,824	1,013,403
3.00%, 7/20/2050	1,433,365	1,248,825
3.00%, 12/20/2050	1,718,631	1,496,089
3.00%, 8/20/2051	3,528,533	3,067,030
3.00%, 9/20/2051	2,974,875	2,585,325
3.00%, 12/20/2051	2,414,404	2,097,127
3.00%, 3/20/2052	2,150,121	1,865,908
3.00%, 4/20/2052	7,702,155	6,684,048
3.00%, 5/20/2052	1,530,242	1,327,967
3.00%, 6/20/2052	1,156,078	1,003,262
3.50%, 10/20/2042	149,760	137,120
3.50%, 1/20/2043	654,389	599,159
3.50%, 5/20/2043	23,186	21,212
3.50%, 9/20/2043	15,076	13,792
3.50%, 11/20/2043	123,938	113,387
3.50%, 6/20/2044	566,693	516,192
3.50%, 10/20/2044	12,815	11,673
3.50%, 12/20/2044	8,390	7,642
3.50%, 3/20/2045	7,361	6,673
3.50%, 4/20/2045	25,075	22,728
3.50%, 6/20/2045	326,787	296,214
3.50%, 10/20/2045	643,036	582,876
3.50%, 1/20/2046	2,239,747	2,030,203
3.50%, 3/20/2046	51,285	46,625
3.50%, 4/20/2046	27,497	24,909
3.50%, 5/20/2046	27,570	24,976
3.50%, 6/20/2046	421,620	382,535

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
3.50%, 7/20/2046	$66,788	$60,586
3.50%, 10/20/2046	135,811	123,028
3.50%, 11/20/2046	469,680	425,474
3.50%, 12/20/2046	306,641	277,780
3.50%, 5/20/2047	202,821	183,695
3.50%, 6/20/2047	136,739	123,788
3.50%, 7/20/2047	106,493	96,440
3.50%, 8/20/2047	170,569	154,204
3.50%, 9/20/2047	68,257	61,709
3.50%, 10/20/2047	66,798	60,389
3.50%, 11/20/2047	850,457	768,861
3.50%, 12/20/2047	316,324	285,975
3.50%, 6/20/2048	100,286	90,737
3.50%, 8/20/2048	71,757	64,849
3.50%, 8/20/2049	251,640	226,798
3.50%, 9/20/2049	739,811	666,776
3.50%, 12/20/2049	152,310	137,274
3.50%, 2/20/2050	252,691	227,745
3.50%, 7/20/2050	358,995	323,554
3.50%, 10/20/2050	1,400,483	1,262,224
3.50%, 6/20/2052	3,086,993	2,765,099
3.50%, 7/20/2052	639,429	572,655
3.50%, 10/20/2052	3,444,242	3,083,766
3.50%, 12/20/2052	2,363,839	2,116,986
3.50%, 6/20/2053	960,519	864,532
4.00%, 4/15/2040	16,741	15,872
4.00%, 2/20/2042	7,028	6,667
4.00%, 7/20/2042	5,076	4,810
4.00%, 7/15/2044	15,159	14,262
4.00%, 8/20/2044	9,100	8,566
4.00%, 10/20/2044	81,324	76,547
4.00%, 5/15/2045	7,986	7,475
4.00%, 6/15/2045	21,537	20,156
4.00%, 8/20/2045	7,917	7,439
4.00%, 11/20/2045	100,026	94,019
4.00%, 2/20/2046	76,990	72,366
4.00%, 5/20/2046	79,349	74,584
4.00%, 6/20/2046	54,197	50,572
4.00%, 1/20/2047	159,534	148,863
4.00%, 3/20/2047	64,949	60,605
4.00%, 4/20/2047	121,614	113,391
4.00%, 5/20/2047	83,641	77,986
4.00%, 7/20/2047	82,795	77,228
4.00%, 8/20/2047	36,778	34,305
4.00%, 1/20/2048	57,847	53,936
4.00%, 5/20/2048	1,013,053	943,697
4.00%, 6/20/2048	1,497,176	1,394,676
4.00%, 8/20/2048	308,103	287,119
4.00%, 10/20/2048	130,418	121,535
4.00%, 11/20/2048	104,616	97,491
4.00%, 4/20/2049	89,134	82,953
4.00%, 6/20/2049	197,600	183,897
4.00%, 7/20/2049	108,640	101,106
4.00%, 1/20/2050	164,638	153,302
4.00%, 3/20/2050	302,543	281,563
Security Description	Principal Amount	Value
4.00%, 9/20/2052	$3,034,605	$2,801,574
4.00%, 10/20/2052	3,346,044	3,089,098
4.00%, 11/20/2052	3,750,628	3,462,613
4.00%, 4/20/2053	923,047	852,165
4.50%, 1/20/2044	45,044	43,586
4.50%, 11/20/2044	12,399	11,985
4.50%, 12/20/2044	10,471	10,122
4.50%, 4/20/2046	53,175	51,402
4.50%, 6/20/2046	37,399	36,189
4.50%, 7/20/2046	46,592	45,038
4.50%, 4/20/2047	131,926	126,704
4.50%, 8/20/2047	38,902	37,362
4.50%, 11/20/2047	349,770	335,298
4.50%, 12/20/2047	21,505	20,616
4.50%, 11/20/2048	118,986	114,020
4.50%, 7/20/2049	125,614	120,372
4.50%, 10/20/2052	1,377,814	1,307,001
4.50%, 12/20/2052	2,653,041	2,516,689
4.50%, 1/20/2053	2,140,148	2,030,156
4.50%, 3/20/2053	3,095,973	2,936,857
4.50%, 6/20/2053	933,362	884,233
4.50%, 2/20/2054	978,569	927,060
4.50%, 10/20/2054	996,506	942,331
5.00%, 6/15/2040	7,430	7,386
5.00%, 10/15/2041	44,434	44,163
5.00%, 3/20/2044	19,413	19,292
5.00%, 12/20/2045	76,987	76,506
5.00%, 1/20/2048	86,924	86,108
5.00%, 5/20/2048	63,019	61,859
5.00%, 9/20/2048	108,515	106,518
5.00%, 3/20/2050	130,190	128,968
5.00%, 11/20/2052	1,364,551	1,328,365
5.00%, 1/20/2053	897,927	874,115
5.00%, 4/20/2053	971,201	944,879
5.00%, 5/20/2053	2,261,623	2,198,202
5.00%, 7/20/2053	4,321,320	4,200,142
5.00%, 5/20/2054	1,482,889	1,438,592
5.00%, 7/20/2054	1,585,759	1,538,389
5.50%, 10/20/2043	15,408	15,642
5.50%, 5/20/2045	202,058	205,415
5.50%, 5/20/2053	2,891,073	2,874,246
5.50%, 7/20/2053	1,034,838	1,028,815
5.50%, 8/20/2053	2,177,299	2,164,627
5.50%, 5/20/2054	2,961,166	2,936,316
5.50%, 8/20/2054	1,983,294	1,966,650
5.50%, 9/20/2054	3,104,981	3,078,924
6.00%, 12/20/2052	765,525	773,760
6.00%, 8/20/2053	751,955	759,877
6.00%, 9/20/2053	953,631	963,678
6.00%, 2/20/2054	4,005,342	4,047,540
6.00%, 6/20/2054	984,278	991,533
6.00%, 9/20/2054	4,368,143	4,400,340
6.50%, 1/20/2054	1,659,217	1,688,108
6.50%, 6/20/2054	4,295,818	4,374,283

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
Government National Mortgage Association, TBA:
TBA, 2.50%, 1/20/2055	$3,000,000	$2,504,673
TBA, 3.00%, 1/20/2055	1,500,000	1,300,958
TBA, 3.50%, 1/20/2055	5,750,000	5,140,667
TBA, 4.00%, 1/20/2055	3,100,000	2,854,486
TBA, 4.50%, 1/20/2055	6,000,000	5,672,604
TBA, 5.00%, 1/20/2055	9,325,000	9,042,639
TBA, 5.50%, 1/20/2055	8,675,000	8,596,222
TBA, 6.00%, 1/20/2055	4,675,000	4,703,798
TBA, 6.50%, 1/20/2055	4,400,000	4,472,028
Tennessee Valley Authority:
1.50%, 9/15/2031	75,000	61,473
3.50%, 12/15/2042	525,000	424,739
3.88%, 3/15/2028	412,000	406,703
4.25%, 9/15/2065	350,000	285,204
4.38%, 8/1/2034	180,000	174,032
5.25%, 9/15/2039	150,000	152,947
Series A, 2.88%, 2/1/2027	150,000	145,757
Uniform Mortgage-Backed Security, TBA:
TBA, 2.00%, 1/1/2040	3,275,000	2,892,601
TBA, 2.00%, 1/1/2055	15,800,000	12,285,559
TBA, 2.50%, 1/1/2040	2,500,000	2,269,933
TBA, 2.50%, 1/1/2055	16,200,000	13,189,732
TBA, 3.00%, 1/1/2055	17,350,000	14,720,590
TBA, 3.50%, 1/1/2055	5,000,000	4,420,770
TBA, 4.00%, 1/1/2055	7,000,000	6,396,145
TBA, 4.50%, 1/1/2040	500,000	488,912
TBA, 4.50%, 1/1/2055	11,425,000	10,739,386
TBA, 5.00%, 1/1/2040	2,500,000	2,489,157
TBA, 5.00%, 1/1/2055	8,675,000	8,368,157
TBA, 5.50%, 1/1/2040	1,750,000	1,761,795
TBA, 5.50%, 1/1/2055	10,675,000	10,529,574
TBA, 6.00%, 1/1/2055	7,675,000	7,711,226
TBA, 6.50%, 1/1/2055	4,650,000	4,748,208
TBA, 7.00%, 1/1/2055	3,500,000	3,627,820
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,173,660,574)		1,078,889,637
U.S. TREASURY OBLIGATIONS — 43.8%
U.S. Treasury Bonds:
1.13%, 5/15/2040	2,850,000	1,715,789
1.13%, 8/15/2040	8,500,000	5,072,109
1.25%, 5/15/2050	7,750,000	3,680,039
1.38%, 11/15/2040	3,750,000	2,322,656
1.38%, 8/15/2050	8,350,000	4,075,844
1.63%, 11/15/2050	4,000,000	2,088,750
1.75%, 8/15/2041	5,000,000	3,239,063
1.88%, 2/15/2041	11,850,000	7,939,500
1.88%, 2/15/2051	10,500,000	5,847,187
1.88%, 11/15/2051	5,250,000	2,898,984
2.00%, 11/15/2041	11,750,000	7,894,531
2.00%, 2/15/2050	9,550,000	5,552,430
Security Description	Principal Amount	Value
2.00%, 8/15/2051	$4,750,000	$2,716,406
2.25%, 5/15/2041	5,000,000	3,549,219
2.25%, 8/15/2046	3,425,000	2,211,801
2.25%, 8/15/2049	9,500,000	5,888,516
2.25%, 2/15/2052	8,650,000	5,252,172
2.38%, 2/15/2042	8,250,000	5,875,547
2.38%, 11/15/2049	2,500,000	1,590,625
2.38%, 5/15/2051	5,900,000	3,714,234
2.50%, 2/15/2045	3,340,000	2,318,169
2.50%, 2/15/2046	3,400,000	2,324,750
2.50%, 5/15/2046	1,850,000	1,260,023
2.75%, 8/15/2042	900,000	676,125
2.75%, 11/15/2042	1,500,000	1,120,781
2.75%, 8/15/2047	1,700,000	1,196,641
2.75%, 11/15/2047	3,400,000	2,387,969
2.88%, 5/15/2043	1,850,000	1,401,664
2.88%, 8/15/2045	4,480,000	3,305,400
2.88%, 11/15/2046	2,500,000	1,817,188
2.88%, 5/15/2049	2,450,000	1,738,734
2.88%, 5/15/2052	5,750,000	4,026,797
3.00%, 5/15/2042	325,000	255,074
3.00%, 11/15/2044	3,075,000	2,334,598
3.00%, 5/15/2045	1,875,000	1,417,383
3.00%, 11/15/2045	1,900,000	1,429,156
3.00%, 2/15/2047	2,200,000	1,631,438
3.00%, 5/15/2047	3,300,000	2,440,453
3.00%, 2/15/2048	3,200,000	2,349,500
3.00%, 8/15/2048	2,950,000	2,156,727
3.00%, 2/15/2049	10,150,000	7,392,055
3.00%, 8/15/2052	5,600,000	4,023,250
3.13%, 11/15/2041	350,000	281,695
3.13%, 2/15/2042	725,000	581,699
3.13%, 2/15/2043	1,075,000	849,250
3.13%, 8/15/2044	2,500,000	1,941,406
3.13%, 5/15/2048	2,375,000	1,781,250
3.25%, 5/15/2042	3,500,000	2,848,125
3.38%, 8/15/2042 (b)	8,000,000	6,606,250
3.38%, 5/15/2044	1,900,000	1,540,484
3.38%, 11/15/2048	10,600,000	8,287,875
3.50%, 2/15/2039	1,000,000	876,563
3.63%, 8/15/2043	1,600,000	1,355,500
3.63%, 2/15/2044	2,725,000	2,299,645
3.63%, 2/15/2053	7,500,000	6,101,953
3.63%, 5/15/2053	9,250,000	7,531,523
3.75%, 8/15/2041	2,000,000	1,759,688
3.75%, 11/15/2043	1,425,000	1,227,281
3.88%, 8/15/2040	750,000	675,234
3.88%, 2/15/2043	12,500,000	11,035,156
3.88%, 5/15/2043	13,500,000	11,890,547
4.00%, 11/15/2042	19,500,000	17,550,000
4.00%, 11/15/2052	9,250,000	8,066,289
4.13%, 8/15/2044	6,750,000	6,114,023
4.13%, 8/15/2053	13,250,000	11,819,414
4.25%, 5/15/2039	1,500,000	1,424,063
4.25%, 11/15/2040	1,500,000	1,410,469

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
4.25%, 2/15/2054	$11,000,000	$10,051,250
4.25%, 8/15/2054 (b)	14,500,000	13,267,500
4.38%, 2/15/2038	650,000	632,328
4.38%, 11/15/2039	1,250,000	1,198,633
4.38%, 5/15/2040	575,000	550,203
4.38%, 5/15/2041	300,000	285,750
4.38%, 8/15/2043	4,750,000	4,472,422
4.50%, 2/15/2036 (b)	1,500,000	1,497,891
4.50%, 5/15/2038	200,000	197,000
4.50%, 8/15/2039	650,000	632,734
4.50%, 2/15/2044	11,500,000	10,986,094
4.50%, 11/15/2054	5,500,000	5,252,500
4.63%, 2/15/2040	5,400,000	5,316,469
4.63%, 5/15/2044	12,000,000	11,641,875
4.63%, 11/15/2044	15,000,000	14,552,344
4.63%, 5/15/2054	11,750,000	11,436,055
4.75%, 2/15/2037 (b)	350,000	354,867
4.75%, 2/15/2041	650,000	647,258
4.75%, 11/15/2043	7,000,000	6,915,781
4.75%, 11/15/2053	8,125,000	8,048,828
5.00%, 5/15/2037	300,000	310,641
5.25%, 11/15/2028	450,000	463,395
6.00%, 2/15/2026	2,500,000	2,541,895
6.25%, 5/15/2030	5,000,000	5,427,344
6.50%, 11/15/2026	1,500,000	1,562,988
U.S. Treasury Notes:
0.38%, 1/31/2026	7,000,000	6,716,172
0.38%, 7/31/2027	2,000,000	1,811,250
0.38%, 9/30/2027	6,000,000	5,398,594
0.50%, 2/28/2026	6,000,000	5,748,281
0.50%, 4/30/2027	3,000,000	2,752,266
0.50%, 6/30/2027	4,500,000	4,102,734
0.50%, 8/31/2027	4,000,000	3,623,438
0.50%, 10/31/2027	9,750,000	8,775,762
0.63%, 7/31/2026 (b)	11,500,000	10,868,848
0.63%, 11/30/2027	4,550,000	4,098,199
0.63%, 12/31/2027	6,000,000	5,388,750
0.63%, 5/15/2030 (b)	10,900,000	8,947,367
0.63%, 8/15/2030	13,750,000	11,172,949
0.75%, 3/31/2026	12,500,000	11,972,656
0.75%, 4/30/2026	11,000,000	10,506,289
0.75%, 8/31/2026	5,000,000	4,721,680
0.75%, 1/31/2028	6,500,000	5,840,859
0.88%, 6/30/2026	10,500,000	9,991,816
0.88%, 9/30/2026	11,500,000	10,852,227
0.88%, 11/15/2030	8,000,000	6,548,750
1.00%, 7/31/2028	7,000,000	6,232,734
1.13%, 10/31/2026	9,500,000	8,981,953
1.13%, 2/28/2027	1,250,000	1,170,215
1.13%, 2/29/2028	9,500,000	8,619,023
1.13%, 8/31/2028 (b)	5,000,000	4,460,156
1.13%, 2/15/2031	15,500,000	12,794,766
1.25%, 11/30/2026	21,500,000	20,325,899
1.25%, 12/31/2026	7,500,000	7,073,730
1.25%, 3/31/2028	6,000,000	5,450,156
Security Description	Principal Amount	Value
1.25%, 4/30/2028	$4,000,000	$3,622,813
1.25%, 5/31/2028	5,500,000	4,968,047
1.25%, 6/30/2028	11,000,000	9,914,609
1.25%, 9/30/2028	14,000,000	12,512,500
1.25%, 8/15/2031	8,500,000	6,939,453
1.38%, 8/31/2026	3,000,000	2,863,008
1.38%, 10/31/2028	5,500,000	4,926,367
1.38%, 12/31/2028 (b)	13,500,000	12,038,203
1.38%, 11/15/2031 (b)	11,000,000	8,990,781
1.50%, 8/15/2026	1,650,000	1,579,359
1.50%, 1/31/2027	16,050,000	15,178,535
1.50%, 11/30/2028	5,000,000	4,491,406
1.50%, 2/15/2030	2,850,000	2,475,270
1.63%, 2/15/2026	11,925,000	11,585,417
1.63%, 5/15/2026	10,250,000	9,892,051
1.63%, 9/30/2026	1,250,000	1,195,459
1.63%, 10/31/2026	1,250,000	1,192,920
1.63%, 8/15/2029	2,250,000	1,997,578
1.63%, 5/15/2031	16,250,000	13,712,207
1.75%, 1/31/2029	5,000,000	4,515,625
1.75%, 11/15/2029	3,000,000	2,661,094
1.88%, 6/30/2026 (b)	6,250,000	6,037,842
1.88%, 7/31/2026	1,000,000	964,141
1.88%, 2/28/2027	9,000,000	8,562,656
1.88%, 2/28/2029	10,750,000	9,739,668
1.88%, 2/15/2032	8,500,000	7,151,953
2.00%, 11/15/2026	2,250,000	2,159,385
2.13%, 5/31/2026	2,500,000	2,427,441
2.25%, 3/31/2026	3,000,000	2,927,227
2.25%, 2/15/2027	3,000,000	2,879,063
2.25%, 8/15/2027	2,000,000	1,900,938
2.25%, 11/15/2027	4,750,000	4,491,348
2.38%, 5/15/2027	7,900,000	7,566,102
2.38%, 3/31/2029	3,750,000	3,461,719
2.38%, 5/15/2029	4,350,000	4,009,477
2.50%, 2/28/2026	2,500,000	2,450,781
2.50%, 3/31/2027	2,500,000	2,407,422
2.63%, 1/31/2026	2,250,000	2,211,855
2.63%, 5/31/2027	6,000,000	5,776,875
2.63%, 2/15/2029	4,450,000	4,161,098
2.63%, 7/31/2029	4,000,000	3,711,563
2.75%, 4/30/2027	5,000,000	4,834,375
2.75%, 7/31/2027	5,500,000	5,297,617
2.75%, 2/15/2028	10,250,000	9,787,949
2.75%, 5/31/2029	4,000,000	3,740,625
2.75%, 8/15/2032	15,500,000	13,753,828
2.88%, 5/15/2028	14,000,000	13,375,469
2.88%, 8/15/2028	7,750,000	7,374,004
2.88%, 4/30/2029	5,250,000	4,942,383
2.88%, 5/15/2032	16,500,000	14,826,797
3.13%, 8/31/2027	10,000,000	9,712,500
3.13%, 11/15/2028	5,500,000	5,263,242
3.13%, 8/31/2029	8,000,000	7,579,375
3.25%, 6/30/2027	8,500,000	8,302,109
3.25%, 6/30/2029	8,000,000	7,635,000

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
3.38%, 9/15/2027	$19,500,000	$19,059,727
3.38%, 5/15/2033	11,500,000	10,572,812
3.50%, 9/30/2026 (b)	15,500,000	15,307,461
3.50%, 1/31/2028	5,000,000	4,885,937
3.50%, 4/30/2028	5,250,000	5,118,340
3.50%, 9/30/2029	15,000,000	14,437,500
3.50%, 1/31/2030	8,500,000	8,156,016
3.50%, 4/30/2030	4,000,000	3,828,750
3.50%, 2/15/2033	11,500,000	10,702,187
3.63%, 5/15/2026	8,000,000	7,934,688
3.63%, 3/31/2028	7,500,000	7,345,898
3.63%, 5/31/2028	5,000,000	4,890,625
3.63%, 8/31/2029	9,000,000	8,716,641
3.63%, 3/31/2030	9,000,000	8,675,156
3.63%, 9/30/2031	7,000,000	6,655,469
3.75%, 4/15/2026	6,000,000	5,961,797
3.75%, 8/31/2026 (b)	12,250,000	12,154,297
3.75%, 8/15/2027	10,000,000	9,873,437
3.75%, 12/31/2028	10,000,000	9,778,125
3.75%, 5/31/2030	3,500,000	3,388,438
3.75%, 6/30/2030	10,000,000	9,675,781
3.75%, 12/31/2030	2,500,000	2,409,375
3.75%, 8/31/2031	6,500,000	6,229,844
3.88%, 1/15/2026 (b)	7,500,000	7,475,391
3.88%, 10/15/2027	9,500,000	9,401,289
3.88%, 11/30/2027	3,500,000	3,460,898
3.88%, 12/31/2027	14,000,000	13,843,594
3.88%, 9/30/2029	6,500,000	6,359,844
3.88%, 11/30/2029	3,500,000	3,422,070
3.88%, 12/31/2029	6,500,000	6,351,719
3.88%, 8/15/2033	13,250,000	12,616,484
3.88%, 8/15/2034	21,500,000	20,344,375
4.00%, 2/15/2026	8,000,000	7,979,062
4.00%, 1/15/2027	8,000,000	7,961,250
4.00%, 12/15/2027	12,500,000	12,405,273
4.00%, 2/29/2028	5,000,000	4,955,859
4.00%, 6/30/2028	7,000,000	6,928,359
4.00%, 1/31/2029	9,500,000	9,372,344
4.00%, 7/31/2029	9,000,000	8,860,078
4.00%, 10/31/2029 (b)	5,000,000	4,916,797
4.00%, 2/28/2030	5,000,000	4,908,984
4.00%, 7/31/2030	8,000,000	7,834,375
4.00%, 1/31/2031	6,000,000	5,856,094
4.00%, 2/15/2034 (b)	17,500,000	16,764,453
4.13%, 6/15/2026	7,500,000	7,487,695
4.13%, 10/31/2026	11,500,000	11,475,293
4.13%, 2/15/2027	8,000,000	7,978,750
4.13%, 9/30/2027	3,000,000	2,988,750
4.13%, 10/31/2027 (b)	4,350,000	4,333,348
4.13%, 11/15/2027	2,500,000	2,489,648
4.13%, 7/31/2028	7,850,000	7,796,645
4.13%, 3/31/2029	12,500,000	12,380,859
4.13%, 10/31/2029	12,000,000	11,865,000
4.13%, 11/30/2029	11,500,000	11,373,320
4.13%, 8/31/2030	3,600,000	3,545,156
Security Description	Principal Amount	Value
4.13%, 3/31/2031	$6,000,000	$5,891,719
4.13%, 7/31/2031	5,500,000	5,391,719
4.13%, 10/31/2031	7,500,000	7,345,312
4.13%, 11/30/2031	7,500,000	7,342,969
4.13%, 11/15/2032	12,500,000	12,197,266
4.25%, 11/30/2026	13,000,000	12,999,492
4.25%, 12/31/2026	12,500,000	12,501,465
4.25%, 3/15/2027	11,000,000	10,999,141
4.25%, 2/28/2029 (b)	10,500,000	10,454,062
4.25%, 6/30/2029	15,000,000	14,921,484
4.25%, 2/28/2031 (b)	5,500,000	5,439,414
4.25%, 6/30/2031	12,500,000	12,346,680
4.25%, 11/15/2034 (b)	12,000,000	11,694,375
4.38%, 7/31/2026	10,000,000	10,018,750
4.38%, 8/15/2026	5,000,000	5,009,570
4.38%, 12/15/2026	10,000,000	10,024,219
4.38%, 7/15/2027	9,500,000	9,525,977
4.38%, 8/31/2028	6,000,000	6,005,625
4.38%, 11/30/2028	8,000,000	8,005,000
4.38%, 12/31/2029	15,000,000	14,994,141
4.38%, 11/30/2030	4,750,000	4,734,043
4.38%, 5/15/2034	18,000,000	17,735,625
4.50%, 3/31/2026	10,500,000	10,529,531
4.50%, 7/15/2026	5,000,000	5,018,359
4.50%, 4/15/2027	9,500,000	9,548,984
4.50%, 5/15/2027	10,500,000	10,554,141
4.50%, 5/31/2029	9,500,000	9,547,500
4.50%, 12/31/2031	6,500,000	6,507,109
4.50%, 11/15/2033 (b)	13,500,000	13,445,156
4.63%, 2/28/2026	10,000,000	10,041,797
4.63%, 3/15/2026	7,500,000	7,532,227
4.63%, 6/30/2026 (b)	14,000,000	14,077,109
4.63%, 9/15/2026	7,700,000	7,746,020
4.63%, 10/15/2026	7,000,000	7,043,477
4.63%, 11/15/2026	15,000,000	15,099,609
4.63%, 6/15/2027	9,500,000	9,580,898
4.63%, 9/30/2028	8,500,000	8,581,016
4.63%, 4/30/2029	10,500,000	10,604,180
4.63%, 9/30/2030	5,750,000	5,805,703
4.63%, 4/30/2031	7,500,000	7,566,211
4.63%, 5/31/2031	6,000,000	6,051,562
4.88%, 4/30/2026	10,000,000	10,078,516
4.88%, 5/31/2026	8,500,000	8,571,387
4.88%, 10/31/2028	8,000,000	8,145,625
4.88%, 10/31/2030	5,500,000	5,623,750
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,921,756,839)		1,804,222,024
MUNICIPAL BONDS & NOTES — 0.4%
CALIFORNIA — 0.1%
Bay Area Toll Authority Revenue, CA:
Series F-3, 3.13%, 4/1/2055	500,000	327,432
Series S3, 6.91%, 10/1/2050	25,000	28,377

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
California State University Revenue, CA Series B, 3.90%, 11/1/2047	$100,000	$81,681
Regents of the University of California Medical Center Pooled Revenue, CA:
Series Q, 4.13%, 5/15/2032	500,000	474,382
Series H, 6.55%, 5/15/2048	50,000	53,698
San Jose Redevelopment Successor Agency, Special Obligation, CA Series A-T, 3.38%, 8/1/2034	275,000	244,275
State of California, General Obligation, CA:
3.50%, 4/1/2028	250,000	242,654
5.20%, 3/1/2043	1,250,000	1,210,826
7.30%, 10/1/2039	1,375,000	1,565,583
7.50%, 4/1/2034	100,000	114,086
7.55%, 4/1/2039	100,000	118,203
7.60%, 11/1/2040	250,000	297,710
		4,758,907
FLORIDA — 0.0% (a)
County of Miami-Dade Aviation Revenue, FL Series C, 4.28%, 10/1/2041	125,000	110,900
State Board of Administration Finance Corp. Revenue, FL:
Series A, 1.71%, 7/1/2027	50,000	46,355
Series A, 2.15%, 7/1/2030	50,000	43,100
Series A, 5.53%, 7/1/2034	350,000	353,507
		553,862
GEORGIA — 0.0% (a)
Municipal Electric Authority of Georgia Revenue, GA 6.66%, 4/1/2057	154,000	165,209
ILLINOIS — 0.0% (a)
Chicago O'Hare International Airport Revenue, IL:
Series C, 4.47%, 1/1/2049	50,000	43,818
Series C, 4.57%, 1/1/2054	50,000	43,751
Sales Tax Securitization Corp. Revenue, IL Series B, 3.59%, 1/1/2043	275,000	225,754
State of Illinois, General Obligation, IL:
5.10%, 6/1/2033	611,765	603,133
Series 1, 6.63%, 2/1/2035	169,231	175,430
7.35%, 7/1/2035	78,571	83,769
		1,175,655
LOUISIANA — 0.0% (a)
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, LA Series A, 4.48%, 8/1/2039	500,000	465,657
Security Description	Principal Amount	Value
MARYLAND — 0.0% (a)
Maryland Economic Development Corp. Revenue, MD 5.43%, 5/31/2056	$600,000	$576,426
MASSACHUSETTS — 0.0% (a)
Massachusetts School Building Authority Revenue, MA:
Series C, 2.95%, 5/15/2043	100,000	74,130
Series B, 3.40%, 10/15/2040	20,000	16,191
		90,321
MICHIGAN — 0.0% (a)
Michigan Strategic Fund Revenue, MI Series A, 3.23%, 9/1/2047	750,000	557,207
University of Michigan Revenue, MI Series A, 4.45%, 4/1/2122	650,000	510,027
		1,067,234
MISSOURI — 0.0% (a)
Health & Educational Facilities Authority of the State of Missouri Revenue, MO:
Series A, 3.23%, 5/15/2050	300,000	211,472
Series A, 3.65%, 8/15/2057	100,000	73,765
		285,237
NEW JERSEY — 0.1%
New Jersey Turnpike Authority Revenue, NJ:
Series A, 7.10%, 1/1/2041	100,000	111,678
Series F, 7.41%, 1/1/2040	1,000,000	1,145,597
Rutgers The State University of New Jersey Revenue, NJ Series P, 3.92%, 5/1/2119	35,000	23,746
		1,281,021
NEW YORK — 0.1%
City of New York, General Obligation, NY:
Series D-1, 5.11%, 10/1/2054	500,000	473,104
Series B-1, 5.83%, 10/1/2053	300,000	314,020
New York City Municipal Water Finance Authority Revenue, NY Series AA, 5.44%, 6/15/2043	25,000	23,649
Port Authority of New York & New Jersey Revenue, NY:
3.14%, 2/15/2051	500,000	352,818
3.18%, 7/15/2060	1,000,000	642,409
Series 210, 4.03%, 9/1/2048	125,000	101,261
4.46%, 10/1/2062	190,000	159,598
Series 192, 4.81%, 10/15/2065	25,000	22,446
5.65%, 11/1/2040	100,000	102,279
		2,191,584

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
OHIO — 0.0% (a)
American Municipal Power, Inc. Revenue, OH Series B, 7.83%, 2/15/2041	$150,000	$176,892
OREGON — 0.0% (a)
Port of Morrow Revenue, OR Series 1, 2.54%, 9/1/2040	750,000	545,890
PENNSYLVANIA — 0.0% (a)
Commonwealth Financing Authority Revenue, PA:
Series A, 2.99%, 6/1/2042	750,000	552,480
Series A, 4.14%, 6/1/2038	125,000	113,025
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue, PA Series A, 3.56%, 9/15/2119	100,000	62,963
		728,468
TEXAS — 0.1%
Dallas Area Rapid Transit Revenue, TX:
Series A, 2.61%, 12/1/2048	500,000	331,793
5.02%, 12/1/2048	100,000	91,549
Dallas Fort Worth International Airport Revenue, TX Series A, 2.99%, 11/1/2038	250,000	205,131
Grand Parkway Transportation Corp. Revenue, TX Series B, 3.24%, 10/1/2052	65,000	45,098
Permanent University Fund - University of Texas System Revenue, TX Series A, 3.38%, 7/1/2047	150,000	112,554
Texas Natural Gas Securitization Finance Corp. Revenue, TX 5.17%, 4/1/2041	400,000	393,914
		1,180,039
VIRGINIA — 0.0% (a)
University of Virginia Revenue, VA:
2.26%, 9/1/2050	150,000	86,575
Series C, 4.18%, 9/1/2117	50,000	37,435
		124,010
TOTAL MUNICIPAL BONDS & NOTES (Cost $18,093,624)		15,366,412
MORTGAGE-BACKED SECURITIES — 0.6%
Bank:
Series 2017-BNK8, Class A4, 3.49%, 11/15/2050	90,000	84,539
Series 2017-BNK8, Class B, 3.95%, 11/15/2050 (c)	50,000	43,849
Series 2018-BN14, Class A4, 4.23%, 9/15/2060 (c)	143,329	139,321
Security Description	Principal Amount	Value
Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (c)	$100,000	$97,652
Series 2019-BN18, Class A4, 3.58%, 5/15/2062	100,000	91,414
Series 2019-BN19, Class A3, 3.18%, 8/15/2061	100,000	89,919
Series 2019-BN20, Class A3, 3.01%, 9/15/2062	50,000	44,577
Series 2019-BN24, Class A3, 2.96%, 11/15/2062	200,000	180,613
Series 2020-BN28, Class A4, 1.84%, 3/15/2063	93,750	78,578
Series 2020-BN29, Class A4, 2.00%, 11/15/2053	500,000	411,465
Series 2021-BN31, Class A4, 2.04%, 2/15/2054	234,783	195,911
Series 2021-BN32, Class A5, 2.64%, 4/15/2054 (c)	300,000	259,618
Series 2021-BN37, Class A4, 2.37%, 11/15/2064	500,000	417,869
Bank5 Series 2023-5YR3, Class A2, 6.26%, 9/15/2056	1,149,352	1,187,646
BBCMS Mortgage Trust:
Series 2019-C3, Class A4, 3.58%, 5/15/2052	150,000	141,038
Series 2020-C8, Class A5, 2.04%, 10/15/2053	250,000	211,223
Series 2021-C9, Class A5, 2.30%, 2/15/2054	250,000	212,762
Series 2022-C14, Class A5, 2.95%, 2/15/2055 (c)	450,000	386,866
Series 2023-C19, Class A5, 5.45%, 4/15/2056	200,000	202,145
Series 2023-C20, Class A5, 5.58%, 7/15/2056	100,000	102,626
Series 2024-5C29, Class A3, 5.21%, 9/15/2057	845,000	845,621
Series 2024-C24, Class A5, 5.42%, 2/15/2057	400,000	402,970
Benchmark Mortgage Trust:
Series 2018-B2, Class A5, 3.88%, 2/15/2051 (c)	130,000	124,714
Series 2018-B3, Class A5, 4.03%, 4/10/2051	100,000	96,766
Series 2018-B5, Class A4, 4.21%, 7/15/2051	100,000	97,096
Series 2019-B10, Class A4, 3.72%, 3/15/2062	115,000	108,807

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
Series 2019-B12, Class A5, 3.12%, 8/15/2052	$200,000	$182,993
Series 2020-B16, Class A5, 2.73%, 2/15/2053	750,000	667,945
Series 2020-B18, Class A5, 1.93%, 7/15/2053	79,167	66,282
Series 2021-B24, Class A5, 2.58%, 3/15/2054	425,000	359,581
Series 2021-B25, Class A5, 2.58%, 4/15/2054	500,000	423,808
Series 2023-B38, Class A4, 5.52%, 4/15/2056	250,000	254,270
Series 2023-B39, Class A5, 5.75%, 7/15/2056	229,000	236,618
Series 2024-V9, Class A3, 5.60%, 8/15/2057	300,000	305,177
Series 2021-B28, Class A5, VRN, 2.22%, 8/15/2054	300,000	249,232
CD Mortgage Trust:
Series 2017-CD3, Class A4, 3.63%, 2/10/2050	300,000	283,201
Series 2019-CD8, Class A4, 2.91%, 8/15/2057	200,000	178,776
CFCRE Commercial Mortgage Trust Series 2016-C7, Class A3, 3.84%, 12/10/2054	300,000	291,808
Citigroup Commercial Mortgage Trust:
Series 2017-C4, Class A4, 3.47%, 10/12/2050	250,000	240,016
Series 2019-GC41, Class A5, 2.87%, 8/10/2056	100,000	90,156
Series 2019-GC43, Class A4, 3.04%, 11/10/2052	150,000	133,011
Series 2020-GC46, Class A5, 2.72%, 2/15/2053	750,000	659,910
COMM Mortgage Trust:
Series 2014-CR16, Class B, 4.58%, 4/10/2047	281,065	269,088
Series 2018-COR3, Class A3, 4.23%, 5/10/2051	100,000	94,813
CSAIL Commercial Mortgage Trust:
Series 2017-CX10, Class A5, 3.46%, 11/15/2050 (c)	250,000	238,964
Series 2018-C14, Class A4, 4.42%, 11/15/2051 (c)	50,000	48,342
Series 2018-CX11, Class A4, 3.77%, 4/15/2051	488,278	477,551
Series 2019-C17, Class A5, 3.02%, 9/15/2052	200,000	178,944
Security Description	Principal Amount	Value
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series K068, Class A2, 3.24%, 8/25/2027	$995,000	$962,268
Series K-154, Class A2, 4.35%, 1/25/2033 (c)	250,000	240,489
Series K-155, Class A2, 4.25%, 4/25/2033	1,500,000	1,431,492
Series K-157, Class A2, 4.20%, 5/25/2033	255,091	242,444
Series K-159, Class A2, 4.50%, 7/25/2033 (c)	195,000	189,040
Series K-161, Class A2, 4.90%, 10/25/2033	150,000	149,450
Series K505, Class A2, 4.82%, 6/25/2028	1,350,000	1,355,250
Series K512, Class A2, 5.00%, 11/25/2028	174,962	176,656
Series K751, Class A2, 4.41%, 3/25/2030	500,000	492,128
Federal National Mortgage Association-ACES Series 2023-M6, Class A2, 4.18%, 7/25/2028 (c)	477,770	470,277
GS Mortgage Securities Trust:
Series 2016-GS3, Class A4, 2.85%, 10/10/2049	200,000	192,836
Series 2017-GS8, Class A4, 3.47%, 11/10/2050	250,000	239,534
Series 2019-GC42, Class A4, 3.00%, 9/10/2052	150,000	135,105
Series 2020-GSA2, Class A5, 2.01%, 12/12/2053	500,000	414,431
JPMBB Commercial Mortgage Securities Trust:
Series 2015-C30, Class A5, 3.82%, 7/15/2048	200,000	197,126
Series 2016-C1, Class B, 4.70%, 3/17/2049 (c)	300,000	291,639
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6, Class A5, 3.49%, 7/15/2050	500,000	473,349
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7, Class A5, 2.18%, 5/13/2053	1,000,000	813,404
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33, Class A5, 3.60%, 5/15/2050	420,000	407,866
Morgan Stanley Capital I Trust:
Series 2018-L1, Class A3, 4.14%, 10/15/2051	150,000	145,578

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Principal Amount	Value
Series 2019-H7, Class A4, 3.26%, 7/15/2052	$200,000	$184,061
Series 2021-L5, Class A4, 2.73%, 5/15/2054	350,000	303,207
UBS Commercial Mortgage Trust:
Series 2018-C8, Class A4, 3.98%, 2/15/2051	400,000	386,173
Series 2019-C16, Class A4, 3.60%, 4/15/2052	100,000	93,961
Series 2018-C9, Class A4, VRN, 4.12%, 3/15/2051 (c)	750,000	722,181
Wells Fargo Commercial Mortgage Trust:
Series 2017-C39, Class A4, 3.16%, 9/15/2050	300,000	287,018
Series 2017-C42, Class A4, 3.59%, 12/15/2050	250,000	239,535
Series 2018-C47, Class A4, 4.44%, 9/15/2061	150,000	146,780
Series 2019-C52, Class A5, 2.89%, 8/15/2052	200,000	181,067
Series 2019-C53, Class A4, 3.04%, 10/15/2052	100,000	91,013
Series 2021-C59, Class A5, 2.63%, 4/15/2054	350,000	297,886
Series 2024-5C1, Class A3, 5.93%, 7/15/2057	1,000,000	1,032,140
TOTAL MORTGAGE-BACKED SECURITIES (Cost $27,503,468)		25,171,475
COMMERCIAL MORTGAGE BACKED SECURITIES — 0.2%
Bank:
Series 2017-BNK8, Class A3, 3.23%, 11/15/2050	1,366,479	1,313,965
Series 2019-BN21, Class A5, 2.85%, 10/17/2052	1,450,000	1,305,655
Series 2024-BNK47, Class A5, 5.72%, 6/15/2057	300,000	309,772
Bank5 Series 2023-5YR4, Class A3, 6.50%, 12/15/2056	432,807	452,135
BBCMS Mortgage Trust:
Series 2023-C22, Class A5, 6.80%, 11/15/2056 (c)	175,000	194,062
Series 2024-5C31, Class A3, 5.61%, 12/15/2057	66,667	67,824
Benchmark Mortgage Trust:
Series 2018-B8, Class A4, 3.96%, 1/15/2052	750,000	726,574
Security Description	Principal Amount	Value
Series 2023-V3, Class A3, VRN, 6.36%, 7/15/2056 (c)	$2,500,000	$2,592,202
Series 2024-V11, Class A3, VRN, 5.91%, 11/15/2057 (c)	400,000	412,175
BMO Mortgage Trust:
Series 2023-5C1, Class A3, 6.53%, 8/15/2056 (c)	500,000	521,760
Series 2023-C5, Class A5, 5.77%, 6/15/2056	500,000	515,575
Series 2024-5C8, Class A3, VRN, 5.63%, 12/15/2057 (c)	125,000	127,214
DBJPM Mortgage Trust Series 2016-C3, Class A5, 2.89%, 8/10/2049	400,000	386,293
GS Mortgage Securities Trust Series 2020-GC47, Class A5, 2.38%, 5/12/2053	300,000	260,604
Morgan Stanley Capital I Trust Series 2022-L8, Class A5, 3.79%, 4/15/2055 (c)	675,000	614,386
Wells Fargo Commercial Mortgage Trust Series 2015-NXS2, Class A5, 3.77%, 7/15/2058 (c)	500,000	496,443
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $10,116,653)		10,296,639
	Shares
SHORT-TERM INVESTMENTS — 7.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (e) (f)	173,828,902	173,828,902
State Street Navigator Securities Lending Portfolio II (g) (h)	116,852,580	116,852,580
TOTAL SHORT-TERM INVESTMENTS (Cost $290,681,482)		290,681,482
TOTAL INVESTMENTS — 105.7% (Cost $4,651,055,891)		4,351,349,044
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.7)%		(234,926,195)
NET ASSETS — 100.0%		$4,116,422,849
(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at December 31, 2024.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.3% of net assets as of December 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2024 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2024.
(g)	The Portfolio invested in an affiliated entity. Amounts related to these investments during the year ended December 31, 2024 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.

ABS	Asset-Backed Security
BKNT	Bank Notes
CMT	Constant Maturity Treasury
DMTN	Domestic Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
VRN	Variable Rate Note

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$992,483,548	$—	$992,483,548
Asset-Backed Securities	—	15,018,426	—	15,018,426
Foreign Government Obligations	—	119,219,401	—	119,219,401
U.S. Government Agency Obligations	—	1,078,889,637	—	1,078,889,637
U.S. Treasury Obligations	—	1,804,222,024	—	1,804,222,024
Municipal Bonds & Notes	—	15,366,412	—	15,366,412
Mortgage-Backed Securities	—	25,171,475	—	25,171,475
Commercial Mortgage Backed Securities	—	10,296,639	—	10,296,639
Short-Term Investments	290,681,482	—	—	290,681,482
TOTAL INVESTMENTS	$290,681,482	$4,060,667,562	$—	$4,351,349,044

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	51,102,221	$51,122,662	$404,015,250	$455,131,703	$(4,288)	$(1,921)	—	$—	$2,147,626
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	448,257,621	274,428,719	—	—	173,828,902	173,828,902	1,738,025
State Street Navigator Securities Lending Portfolio II	111,292,245	111,292,245	1,186,348,205	1,180,787,870	—	—	116,852,580	116,852,580	287,559
Total		$162,414,907	$2,038,621,076	$1,910,348,292	$(4,288)	$(1,921)		$290,681,482	$4,173,210
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2024

Security Description	Shares	Value
COMMON STOCKS — 94.8%
AUSTRALIA — 4.6%
Abacus Group REIT	78,325	$53,344
Abacus Storage King REIT	92,312	64,299
Accent Group Ltd. (a)	80,316	116,363
AGL Energy Ltd.	165,148	1,154,419
Alpha HPA Ltd. (b)	216,023	119,038
ALS Ltd.	148,353	1,385,140
Amotiv Ltd. (a)	43,623	286,297
AMP Ltd.	623,206	611,585
Ampol Ltd.	72,004	1,256,747
Ansell Ltd.	45,747	957,927
ANZ Group Holdings Ltd.	796,841	14,080,616
APA Group Stapled Security	326,857	1,410,544
ARB Corp. Ltd. (a)	17,978	452,033
Arena REIT (a)	294,698	709,778
Aristocrat Leisure Ltd.	148,546	6,287,225
ASX Ltd.	53,687	2,163,280
Atlas Arteria Ltd. Stapled Security	286,236	841,810
AUB Group Ltd.	27,891	538,784
Audinate Group Ltd. (a) (b)	16,156	74,122
Aurizon Holdings Ltd.	437,050	879,449
Aussie Broadband Ltd. (a)	39,567	87,703
Austal Ltd. (a) (b)	60,258	115,657
AVZ Minerals Ltd. (a) (b) (c)	378,780	18,293
Bank of Queensland Ltd. (a)	219,498	910,545
Bapcor Ltd. (a)	67,346	196,811
Beach Energy Ltd. (a)	349,938	302,247
Bega Cheese Ltd.	66,288	236,814
Bellevue Gold Ltd. (a) (b)	251,703	175,322
Bendigo & Adelaide Bank Ltd.	134,936	1,094,448
BHP Group Ltd.	1,350,263	33,064,417
BlueScope Steel Ltd.	122,389	1,416,275
Boss Energy Ltd. (b)	90,668	136,413
Brambles Ltd.	361,608	4,307,637
Breville Group Ltd. (a)	28,855	632,084
Brickworks Ltd.	17,916	284,528
BWP Trust REIT	131,715	267,489
Capricorn Metals Ltd. (b)	69,661	270,860
CAR Group Ltd.	102,414	2,284,650
Centuria Capital Group REIT	122,999	135,175
Centuria Industrial REIT	375,089	654,907
Centuria Office REIT (a)	90,435	61,592
Challenger Ltd.	126,043	469,018
Champion Iron Ltd. (a)	90,243	321,275
Charter Hall Group REIT	133,944	1,190,066
Charter Hall Long Wale REIT (a)	147,960	342,619
Charter Hall Retail REIT	124,404	242,628
Charter Hall Social Infrastructure REIT (a)	90,496	143,999
Clarity Pharmaceuticals Ltd. (b)	51,881	133,949
Cleanaway Waste Management Ltd.	542,276	889,738
Security Description	Shares	Value
Clinuvel Pharmaceuticals Ltd. (a)	6,455	$48,199
Cochlear Ltd.	17,273	3,100,145
Codan Ltd.	19,951	198,878
Coles Group Ltd.	339,232	3,967,572
Collins Foods Ltd. (a)	27,699	124,508
Commonwealth Bank of Australia	438,368	41,594,446
Computershare Ltd.	141,530	2,974,982
Coronado Global Resources, Inc. CDI (d)	190,613	90,284
Corporate Travel Management Ltd. (a)	32,318	265,128
Credit Corp. Group Ltd. (a)	15,386	152,325
Cromwell Property Group REIT	314,615	74,022
Data#3 Ltd.	30,074	118,984
De Grey Mining Ltd. (b)	495,192	541,146
Deep Yellow Ltd. (a) (b)	198,773	138,454
Deterra Royalties Ltd. (a)	98,307	226,425
Dexus REIT (a)	321,801	1,326,959
Dexus Industria REIT (a)	135,105	214,981
Dicker Data Ltd.	20,356	106,121
Domain Holdings Australia Ltd. (a)	51,929	81,344
Domino's Pizza Enterprises Ltd. (a)	15,836	288,655
Downer EDI Ltd.	152,716	496,409
DroneShield Ltd. (b)	126,582	59,956
Eagers Automotive Ltd. (a)	30,682	224,922
EBOS Group Ltd.	36,433	756,250
Elders Ltd. (a)	43,818	194,250
Emerald Resources NL (b)	118,672	238,796
Endeavour Group Ltd. (a)	433,685	1,127,768
Evolution Mining Ltd.	534,339	1,591,322
EVT Ltd. (a)	18,245	128,553
Firefinch Ltd. (a) (b) (c)	180,320	6,699
FleetPartners Group Ltd. (b)	45,962	76,550
Flight Centre Travel Group Ltd. (a)	43,452	448,747
Fortescue Ltd.	441,267	4,986,093
G8 Education Ltd.	123,292	99,619
Genesis Minerals Ltd. (a) (b)	252,836	386,662
Glencore PLC (b)	2,830,003	12,525,540
Gold Road Resources Ltd.	234,798	298,019
Goodman Group REIT	458,228	10,111,494
GPT Group REIT	542,969	1,469,104
GrainCorp Ltd. Class A	50,653	230,196
Growthpoint Properties Australia Ltd. REIT (a)	38,972	57,428
Guzman y Gomez Ltd. (a) (b)	3,699	92,915
Hansen Technologies Ltd.	29,249	96,886
Harvey Norman Holdings Ltd. (a)	138,827	401,409
Healius Ltd. (a) (b)	128,559	109,048
HealthCo REIT	98,187	62,008
Helia Group Ltd.	67,284	186,215

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
HMC Capital Ltd. REIT	79,560	$485,700
HomeCo Daily Needs REIT	371,426	263,314
HUB24 Ltd.	19,731	850,265
IDP Education Ltd. (a)	61,180	478,419
IGO Ltd. (a)	157,267	464,464
Iluka Resources Ltd.	95,630	299,007
Imdex Ltd.	101,204	145,372
Incitec Pivot Ltd.	462,247	838,567
Ingenia Communities Group REIT (a)	82,745	234,641
Inghams Group Ltd. (a)	168,523	331,805
Insignia Financial Ltd.	115,870	254,680
Insurance Australia Group Ltd.	622,596	3,261,164
IPH Ltd.	47,437	147,734
IRESS Ltd. (b)	44,456	256,257
JB Hi-Fi Ltd.	26,576	1,525,006
Johns Lyng Group Ltd.	59,264	137,233
Judo Capital Holdings Ltd. (a) (b)	161,120	181,559
Jumbo Interactive Ltd. (a)	11,565	99,674
Kelsian Group Ltd. (a)	35,773	81,065
Lendlease Corp. Ltd. Stapled Security	147,946	570,673
Leo Lithium Ltd. (b) (c)	203,060	47,618
Lifestyle Communities Ltd. (a)	28,492	151,005
Liontown Resources Ltd. (a) (b)	319,135	103,736
Lottery Corp. Ltd.	642,157	1,964,103
Lovisa Holdings Ltd. (a)	18,279	341,334
Lynas Rare Earths Ltd. (a) (b)	219,604	874,273
MA Financial Group Ltd. (a)	13,806	52,314
Maas Group Holdings Ltd.	26,100	77,406
MAC Copper Ltd. CDI (b)	15,921	169,647
Macquarie Group Ltd.	93,412	12,819,362
Mader Group Ltd. (a)	34,029	126,836
Magellan Financial Group Ltd.	41,167	283,433
McMillan Shakespeare Ltd.	10,424	96,810
Medibank Pvt Ltd.	786,309	1,845,136
Megaport Ltd. (a) (b)	34,556	157,684
Mesoblast Ltd. (a) (b)	279,136	535,764
Metcash Ltd.	245,642	471,477
Mineral Resources Ltd.	47,938	1,016,568
Mirvac Group REIT (a)	1,161,262	1,348,117
Monadelphous Group Ltd.	31,670	274,519
Nanosonics Ltd. (a) (b)	64,592	120,376
National Australia Bank Ltd.	813,467	18,685,721
National Storage REIT	318,138	460,922
Netwealth Group Ltd.	30,520	543,273
Neuren Pharmaceuticals Ltd. (b)	24,487	189,514
New Hope Corp. Ltd.	140,723	432,158
NEXTDC Ltd. (b)	177,905	1,659,959
nib holdings Ltd.	127,242	431,725
Nick Scali Ltd. (a)	16,577	154,057
Nine Entertainment Co. Holdings Ltd. (a)	290,057	221,792
Northern Star Resources Ltd.	299,817	2,866,154
Security Description	Shares	Value
NRW Holdings Ltd.	104,835	$249,249
Nufarm Ltd.	72,045	157,908
Nuix Ltd. (b)	50,018	195,722
Objective Corp. Ltd. (a)	2,964	29,142
OceanaGold Corp.	220,500	610,200
oOh!media Ltd.	161,946	118,317
Ora Banda Mining Ltd. (b)	247,491	99,602
Orica Ltd.	147,227	1,511,360
Origin Energy Ltd.	451,006	3,043,721
Orora Ltd. (a)	319,509	486,647
Paladin Energy Ltd. (b) (e)	139,869	654,695
Paladin Energy Ltd. (b) (e)	16,312	75,992
Pepper Money Ltd.	84,260	73,298
Perenti Ltd.	177,128	152,988
Perpetual Ltd. (a)	29,508	363,388
Perseus Mining Ltd.	312,291	496,922
PEXA Group Ltd. (a) (b)	33,424	270,270
Pilbara Minerals Ltd. (a) (b)	775,551	1,051,600
Pinnacle Investment Management Group Ltd.	33,843	478,797
PolyNovo Ltd. (b)	146,523	185,068
Premier Investments Ltd.	22,778	453,130
Pro Medicus Ltd.	15,544	2,407,173
PWR Holdings Ltd. (a)	18,280	88,960
Qantas Airways Ltd. (b)	189,348	1,051,597
QBE Insurance Group Ltd.	398,253	4,734,306
Qube Holdings Ltd.	517,908	1,273,031
Ramelius Resources Ltd.	251,586	322,443
Ramsay Health Care Ltd.	48,108	1,028,811
REA Group Ltd. (a)	13,802	1,993,753
Redox Ltd.	39,694	112,069
Reece Ltd. (a)	53,769	745,055
Region RE Ltd. REIT	259,615	332,733
Regis Healthcare Ltd.	36,361	135,078
Regis Resources Ltd. (b)	163,146	257,580
Resolute Mining Ltd. (b)	419,081	102,492
Rio Tinto Ltd. (a)	97,037	7,057,053
Rio Tinto PLC	304,605	18,017,644
Rural Funds Trust REIT (a)	198,631	213,375
Sandfire Resources Ltd. (a) (b)	102,117	586,735
Santos Ltd.	833,530	3,447,416
Scentre Group REIT	1,362,981	2,894,543
SEEK Ltd. (a)	100,465	1,403,920
SG Fleet Group Ltd.	31,651	66,825
SGH Ltd.	57,040	1,628,436
Sigma Healthcare Ltd. (a)	354,540	575,125
Silex Systems Ltd. (b)	87,668	274,112
SiteMinder Ltd. (a) (b)	47,530	177,746
SmartGroup Corp. Ltd.	25,202	121,242
Sonic Healthcare Ltd.	129,888	2,172,149
South32 Ltd. (a) (e)	10,757	22,700
South32 Ltd. (e)	1,194,386	2,514,315
Spartan Resources Ltd. (b)	132,740	115,882
Stanmore Resources Ltd.	75,085	139,932
Star Entertainment Group Ltd. (a) (b)	486,383	57,217

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Steadfast Group Ltd.	249,540	$896,116
Stockland REIT	649,701	1,930,860
Suncorp Group Ltd.	326,385	3,841,566
Super Retail Group Ltd.	47,823	449,474
Tabcorp Holdings Ltd.	559,156	195,604
Technology One Ltd.	69,595	1,349,140
Telix Pharmaceuticals Ltd. (a) (b)	61,013	929,673
Telstra Group Ltd.	1,035,193	2,570,169
Temple & Webster Group Ltd. (a) (b)	17,447	141,510
Transurban Group Stapled Security	866,390	7,182,738
Treasury Wine Estates Ltd.	225,054	1,578,747
Vault Minerals Ltd. (b)	1,281,947	261,927
Ventia Services Group Pty. Ltd.	184,895	412,120
Vicinity Ltd. REIT	920,920	1,197,394
Viva Energy Group Ltd. (d)	284,672	463,550
Vulcan Steel Ltd.	8,527	35,637
WA1 Resources Ltd. (b)	9,274	76,082
Washington H Soul Pattinson & Co. Ltd. (a)	69,684	1,476,417
Waypoint REIT Ltd.	137,853	198,870
WEB Travel Group Ltd. (a) (b)	83,369	236,926
Wesfarmers Ltd.	302,347	13,390,287
West African Resources Ltd. (b)	221,720	196,994
Westgold Resources Ltd. (e)	97,183	170,284
Westgold Resources Ltd. (b) (e)	118,628	207,859
Westpac Banking Corp.	904,876	18,107,414
Whitehaven Coal Ltd.	237,807	912,877
WiseTech Global Ltd.	47,651	3,571,648
Woodside Energy Group Ltd.	493,502	7,516,576
Woolworths Group Ltd.	348,923	6,586,930
Worley Ltd.	137,958	1,170,209
Yancoal Australia Ltd.	85,872	345,590
Zip Co. Ltd. (b)	286,187	524,491
		380,310,910
AUSTRIA — 0.2%
ams-OSRAM AG (b)	21,918	143,875
ANDRITZ AG	18,871	957,528
AT&S Austria Technologie & Systemtechnik AG (b)	5,053	63,364
BAWAG Group AG (d)	20,915	1,761,185
CA Immobilien Anlagen AG	10,087	243,580
DO & Co. AG (b)	1,862	347,058
Erste Group Bank AG	89,600	5,544,015
EVN AG	8,519	193,309
Immofinanz AG (b)	8,587	132,666
Kontron AG	8,066	162,718
Lenzing AG (b)	5,138	157,022
Mondi PLC (e)	107,269	1,601,377
Mondi PLC (e)	17,360	255,294
Oesterreichische Post AG	13,014	387,844
Security Description	Shares	Value
OMV AG	41,591	$1,612,424
Palfinger AG	2,748	56,001
Porr AG	3,398	62,063
Raiffeisen Bank International AG	33,934	693,153
Schoeller-Bleckmann Oilfield Equipment AG	1,927	59,191
UNIQA Insurance Group AG	29,267	237,093
Verbund AG	18,101	1,312,051
Vienna Insurance Group AG Wiener Versicherung Gruppe	9,307	292,323
voestalpine AG	28,506	541,028
Wienerberger AG	29,731	823,700
		17,639,862
BELGIUM — 0.5%
Ackermans & van Haaren NV	5,389	1,063,049
Aedifica SA REIT	11,302	657,721
Ageas SA	43,677	2,121,171
Anheuser-Busch InBev SA	236,672	11,824,814
Azelis Group NV	38,538	758,216
Barco NV (a)	14,654	159,026
Bekaert SA	8,197	284,008
bpost SA	27,427	55,949
Cofinimmo SA REIT	9,260	533,133
Colruyt Group NV	12,716	477,187
Deme Group NV	1,771	252,707
D'ieteren Group	5,101	848,831
Elia Group SA	7,128	549,150
Fagron	14,662	254,459
Galapagos NV (a) (b)	10,952	300,758
Groupe Bruxelles Lambert NV	20,899	1,429,382
KBC Ancora	9,332	487,996
KBC Group NV	59,450	4,588,718
Kinepolis Group NV (a)	2,953	120,479
Lotus Bakeries NV	97	1,082,781
Melexis NV	4,796	280,594
Montea NV REIT	4,006	262,582
Ontex Group NV (a) (b)	20,660	179,491
Proximus SADP (a)	32,097	167,013
Recticel SA (a)	8,030	87,142
Retail Estates NV REIT	2,749	168,803
Shurgard Self Storage Ltd. REIT	7,712	286,290
Sofina SA	3,659	827,495
Solvay SA (a)	17,137	552,946
Syensqo SA (a)	21,169	1,546,711
Tessenderlo Group SA (a)	5,115	100,105
UCB SA	32,726	6,513,230
Umicore SA	47,555	490,216
VGP NV	2,928	216,481
Warehouses De Pauw CVA REIT	43,856	862,845
X-Fab Silicon Foundries SE (b) (d)	38,071	198,098

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Xior Student Housing NV REIT (a)	7,513	$230,668
		40,820,245
BERMUDA — 0.0% (f)
Conduit Holdings Ltd.	37,895	222,349
Cool Co. Ltd.	4,767	37,188
		259,537
BRAZIL — 1.2%
Afya Ltd. Class A (a) (b)	3,000	47,640
Allos SA	94,822	277,965
Alpargatas SA Preference Shares (b)	41,207	42,422
Alupar Investimento SA	46,483	198,788
Ambev SA	1,209,667	2,298,776
Armac Locacao Logistica E Servicos SA	35,900	29,230
Atacadao SA	149,400	131,315
Auren Energia SA	243,430	345,570
Azzas 2154 SA	33,090	158,437
B3 SA - Brasil Bolsa Balcao	1,435,203	2,397,484
Banco ABC Brasil SA Preference Shares	17,795	55,622
Banco Bradesco SA	474,940	817,981
Banco Bradesco SA Preference Shares	1,338,782	2,505,130
Banco BTG Pactual SA	312,808	1,377,239
Banco do Brasil SA	446,400	1,746,479
Banco do Estado do Rio Grande do Sul SA Preference Shares	55,500	91,634
Banco Pan SA Preference Shares	88,800	91,131
BB Seguridade Participacoes SA	189,000	1,106,861
Bradespar SA Preference Shares	58,036	155,756
BrasilAgro - Co. Brasileira de Propriedades Agricolas	8,000	28,644
Braskem SA Preference Shares (b)	89,100	167,012
Brava Energia	158,370	602,938
BRF SA	213,686	877,178
Caixa Seguridade Participacoes SA	135,300	312,087
Camil Alimentos SA	18,200	17,234
CCR SA	234,500	386,035
Centrais Eletricas Brasileiras SA	329,119	1,818,243
Centrais Eletricas Brasileiras SA Preference Shares	57,300	350,969
Cia Brasileira de Aluminio (b)	30,268	22,978
Cia de Ferro Ligas da Bahia FERBASA Preference Shares	42,400	56,210
Security Description	Shares	Value
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	125,500	$1,797,834
Cia de Saneamento de Minas Gerais Copasa MG	49,600	167,157
Cia De Sanena Do Parana	38,500	173,186
Cia De Sanena Do Parana Preference Shares	132,600	120,626
Cia Energetica de Minas Gerais Preference Shares	495,373	890,859
Cia Paranaense de Energia - Copel Class B, Preference Shares	246,200	364,646
Cia Siderurgica Nacional SA	149,200	213,976
Cogna Educacao SA (b)	415,363	73,285
Cosan SA	268,780	355,018
CPFL Energia SA	48,800	249,535
Cury Construtora e Incorporadora SA	24,600	69,525
Cyrela Brazil Realty SA Empreendimentos e Participacoes	67,500	185,198
Dexco SA	93,038	89,757
Direcional Engenharia SA	35,629	153,408
EcoRodovias Infraestrutura e Logistica SA	81,929	56,230
Embraer SA (b)	186,200	1,693,563
Energisa SA	56,711	334,877
Engie Brasil Energia SA	72,666	417,563
Equatorial Energia SA	307,729	1,364,840
ERO Copper Corp. (b)	22,300	300,496
Ez Tec Empreendimentos e Participacoes SA	31,200	54,695
Fleury SA	57,402	112,149
Fras-Le SA	14,100	46,788
Gerdau SA Preference Shares	380,502	1,117,267
GPS Participacoes e Empreendimentos SA (d)	99,500	225,161
Grendene SA	87,800	69,355
Grupo Mateus SA	120,500	124,638
Grupo SBF SA	28,867	50,091
Hapvida Participacoes e Investimentos SA (b) (d)	1,136,902	410,384
Hidrovias do Brasil SA (b)	120,200	53,506
Hypera SA	80,800	236,599
Iguatemi SA	42,713	119,403
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	15,300	31,651
Inter & Co., Inc. Class A	58,300	246,026
IRB-Brasil Resseguros SA (b)	14,017	96,315
Itau Unibanco Holding SA Preference Shares	1,229,003	6,113,334
Itausa SA Preference Shares	1,461,624	2,089,099
JHSF Participacoes SA	59,024	34,968
Karoon Energy Ltd. (a)	208,007	179,015
Klabin SA	187,580	704,429

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Localiza Rent a Car SA	243,510	$1,269,215
Lojas Renner SA	240,954	472,715
LWSA SA (d)	101,765	54,689
M Dias Branco SA	20,700	67,181
Magazine Luiza SA (b)	76,023	79,987
Mahle Metal Leve SA	37,700	167,573
Marcopolo SA	46,200	42,103
Marcopolo SA Preference Shares	154,920	185,066
Marfrig Global Foods SA	86,192	237,599
Metalurgica Gerdau SA Preference Shares	208,100	345,270
Mills Locacao Servicos e Logistica SA	21,200	29,409
Minerva SA (b)	66,635	54,901
MRV Engenharia e Participacoes SA (b)	105,116	90,350
Multiplan Empreendimentos Imobiliarios SA	56,314	192,154
Natura & Co. Holding SA	196,437	405,730
NU Holdings Ltd. Class A (b)	776,400	8,043,504
Odontoprev SA	78,060	137,221
Oncoclinicas do Brasil Servicos Medicos SA (b)	49,600	18,787
Orizon Valorizacao de Residuos SA (b)	6,923	42,415
Pagseguro Digital Ltd. Class A (b)	48,000	300,480
Petroleo Brasileiro SA	957,300	6,106,848
Petroleo Brasileiro SA Preference Shares	1,150,700	6,740,829
Petroreconcavo SA	43,700	114,664
Pluxee NV	23,290	451,370
PRIO SA (b)	222,410	1,445,448
Raia Drogasil SA	348,376	1,240,605
Randon SA Implementos e Participacoes Preference Shares	41,100	65,863
Rede D'Or Sao Luiz SA (d)	191,753	789,006
Rumo SA	370,171	1,068,956
Santos Brasil Participacoes SA	104,381	221,845
Sao Martinho SA	33,600	126,506
Sendas Distribuidora SA (b)	324,200	295,450
Serena Energia SA (b)	53,037	47,218
Sigma Lithium Corp. (a) (b)	14,500	162,690
Simpar SA (b)	66,400	37,726
SLC Agricola SA	49,764	140,967
Smartfit Escola de Ginastica e Danca SA	55,100	151,266
StoneCo Ltd. Class A (a) (b)	60,600	482,982
Suzano SA	179,209	1,792,134
Telefonica Brasil SA	98,385	744,833
TIM SA	195,300	457,755
TOTVS SA	128,101	554,675
Transmissora Alianca de Energia Eletrica SA	43,800	232,972
Security Description	Shares	Value
Tres Tentos Agroindustrial SA	17,015	$37,843
Tupy SA	20,800	80,468
Ultrapar Participacoes SA	163,500	420,272
Unipar Carbocloro SA Preference Shares	9,317	72,058
Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares	105,900	91,195
Vale SA	873,418	7,712,222
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	93,141	71,614
Vibra Energia SA	264,900	764,961
Vinci Partners Investments Ltd. Class A (a)	6,700	67,469
Vivara Participacoes SA	27,900	86,936
VTEX Class A (b)	12,100	71,269
Vulcabras SA	18,434	46,340
WEG SA	425,240	3,632,318
Wheaton Precious Metals Corp.	119,656	6,731,586
Wilson Sons SA	45,000	118,803
XP, Inc. Class A	99,900	1,183,815
Yara International ASA	39,969	1,060,479
YDUQS Participacoes SA	68,100	94,249
		97,754,294
BURKINA FASO — 0.0% (f)
Endeavour Mining PLC	48,324	862,424
IAMGOLD Corp. (a) (b)	157,800	815,223
		1,677,647
CANADA — 7.4%
ADENTRA, Inc.	5,200	134,248
Advantage Energy Ltd. (a) (b)	35,100	240,638
Aecon Group, Inc.	16,500	312,286
Africa Oil Corp.	73,600	100,815
Ag Growth International, Inc. (a)	4,900	173,146
Agnico Eagle Mines Ltd.	132,297	10,344,959
Air Canada (a) (b)	47,200	730,547
Alamos Gold, Inc. Class A	114,770	2,116,326
Algoma Steel Group, Inc. (a)	22,600	221,254
Algonquin Power & Utilities Corp. (a)	192,130	852,308
Alimentation Couche-Tard, Inc. (a)	202,400	11,219,113
Allied Gold Corp. (b)	50,100	118,788
Allied Properties Real Estate Investment Trust	13,900	165,752
AltaGas Ltd.	80,600	1,876,295
Altius Minerals Corp. (a)	8,500	157,329
Altus Group Ltd.	13,400	521,763
Andlauer Healthcare Group, Inc. (a)	3,660	107,393
ARC Resources Ltd.	161,585	2,929,023
Aritzia, Inc. (b)	27,200	1,010,686

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Artis Real Estate Investment Trust	14,000	$71,645
Atco Ltd. Class I	25,000	827,076
Athabasca Oil Corp. (a) (b)	126,600	469,182
AtkinsRealis Group, Inc.	46,600	2,470,947
ATS Corp. (a) (b)	22,000	670,616
AutoCanada, Inc. (a) (b)	3,300	39,764
Aya Gold & Silver, Inc. (b)	23,000	171,756
B2Gold Corp.	345,685	846,065
Badger Infrastructure Solution	7,200	179,625
Ballard Power Systems, Inc. (a) (b)	46,200	76,775
Bank of Montreal (a)	194,390	18,861,858
Bank of Nova Scotia (a)	326,292	17,512,501
Barrick Gold Corp. (e)	421,617	6,534,448
Barrick Gold Corp. (e)	40,752	638,636
Baytex Energy Corp. (a)	175,300	450,987
BCE, Inc. (a)	22,479	520,790
Birchcliff Energy Ltd. (a)	71,100	267,947
Bird Construction, Inc.	12,000	217,438
Bitfarms Ltd. (a) (b)	72,000	106,633
BlackBerry Ltd. (a) (b)	148,500	563,767
Boardwalk Real Estate Investment Trust	5,500	245,706
Bombardier, Inc. Class B (a) (b)	24,772	1,683,676
Boralex, Inc. Class A	24,900	497,065
Boyd Group Services, Inc.	5,700	859,161
Brookfield Asset Management Ltd. Class A	93,708	5,079,596
Brookfield Business Corp. Class A	7,700	187,976
Brookfield Corp. (a)	355,225	20,406,543
Brookfield Infrastructure Corp. Class A	28,650	1,149,028
Brookfield Renewable Corp. (a)	31,900	882,340
Brookfield Wealth Solutions Ltd.	4,707	270,599
BSR Real Estate Investment Trust	5,000	60,979
CAE, Inc. (a) (b)	87,800	2,228,271
Calibre Mining Corp. (b)	197,700	295,547
Cameco Corp.	114,800	5,899,644
Canaccord Genuity Group, Inc.	20,300	142,701
Canada Goose Holdings, Inc. (a) (b)	10,500	105,423
Canadian Apartment Properties REIT	27,400	812,169
Canadian Imperial Bank of Commerce (a)	245,716	15,535,361
Canadian National Railway Co.	145,400	14,757,362
Canadian Natural Resources Ltd.	567,200	17,502,667
Security Description	Shares	Value
Canadian Pacific Kansas City Ltd.	248,200	$17,961,797
Canadian Tire Corp. Ltd. Class A (a)	14,800	1,556,151
Canadian Utilities Ltd. Class A (a)	39,900	966,844
Canadian Western Bank	26,200	1,070,261
Canfor Corp. (b)	11,300	119,270
Capital Power Corp. (a)	37,000	1,639,299
Capstone Copper Corp. (a) (b)	154,100	952,544
Cardinal Energy Ltd. (a)	26,000	117,146
Cargojet, Inc.	1,600	120,006
Cascades, Inc. (a)	17,800	147,405
CCL Industries, Inc. Class B	44,200	2,272,695
Celestica, Inc. (b)	30,100	2,776,433
Cenovus Energy, Inc.	388,484	5,885,876
Centerra Gold, Inc.	49,500	281,539
CES Energy Solutions Corp.	60,500	417,299
CGI, Inc.	53,600	5,861,638
Choice Properties Real Estate Investment Trust	42,400	393,575
CI Financial Corp.	39,363	846,816
Cogeco Communications, Inc. (a)	2,900	135,805
Colliers International Group, Inc.	11,000	1,495,119
Computer Modelling Group Ltd. (a)	17,200	127,368
Constellation Software, Inc.	5,300	16,380,213
Converge Technology Solutions Corp. (a)	46,800	106,408
Crombie Real Estate Investment Trust	10,260	94,239
Cronos Group, Inc. (a) (b)	33,600	67,518
CT Real Estate Investment Trust	10,200	101,348
Definity Financial Corp. (a)	21,400	869,719
Denison Mines Corp. (b)	235,400	427,196
dentalcorp Holdings Ltd. (b)	26,200	151,021
Descartes Systems Group, Inc. (b)	23,500	2,669,935
Docebo, Inc. (b)	3,100	138,942
Dollarama, Inc. (a)	75,200	7,334,902
Dream Industrial Real Estate Investment Trust	40,600	333,393
DREAM Unlimited Corp. Class A	4,365	67,135
Dundee Precious Metals, Inc.	41,600	377,183
Dye & Durham Ltd. (a)	16,098	196,776
Element Fleet Management Corp.	110,500	2,232,742
Emera, Inc.	76,900	2,872,922
Empire Co. Ltd. Class A	35,000	1,068,106
Enbridge, Inc.	570,900	24,218,196
Endeavour Silver Corp. (b)	60,000	219,858
Enerflex Ltd. (a)	28,400	282,578
Enghouse Systems Ltd.	8,600	161,990

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
EQB, Inc. (a)	6,800	$467,943
Equinox Gold Corp. (a) (b)	84,818	426,980
Evertz Technologies Ltd.	3,400	29,787
Exchange Income Corp.	9,400	384,641
Extendicare, Inc. (a)	19,700	145,606
Fairfax Financial Holdings Ltd.	5,400	7,509,387
Fiera Capital Corp.	16,100	100,975
Filo Corp. (b)	22,100	489,113
Finning International, Inc.	36,500	966,684
First Capital Real Estate Investment Trust	33,700	397,408
First Majestic Silver Corp.	88,300	485,030
First National Financial Corp. (a)	3,500	98,171
FirstService Corp.	11,500	2,082,106
Foran Mining Corp. (b)	67,200	183,630
Fortis, Inc.	130,629	5,425,164
Fortuna Mining Corp. (b)	82,663	354,631
Franco-Nevada Corp.	50,383	5,917,603
Freehold Royalties Ltd. (a)	29,100	258,788
GDI Integrated Facility Services, Inc. (a) (b)	3,100	84,602
George Weston Ltd.	15,227	2,366,739
Gibson Energy, Inc. (a)	42,900	730,213
Gildan Activewear, Inc. (a)	40,400	1,900,334
goeasy Ltd.	3,900	452,071
Granite Real Estate Investment Trust	8,100	392,891
Great-West Lifeco, Inc.	73,700	2,442,831
H&R Real Estate Investment Trust	29,600	190,994
Hammond Power Solutions, Inc.	1,800	160,263
Headwater Exploration, Inc. (a)	62,700	288,171
Hudbay Minerals, Inc.	116,500	944,507
Hydro One Ltd. (d)	87,000	2,677,993
iA Financial Corp., Inc.	25,500	2,363,830
IGM Financial, Inc.	20,700	660,782
Imperial Oil Ltd. (a)	48,300	2,975,175
Innergex Renewable Energy, Inc. (a)	38,000	212,696
Intact Financial Corp.	46,500	8,462,276
Interfor Corp. (a) (b)	9,800	114,408
International Petroleum Corp. (b)	20,800	243,115
InterRent Real Estate Investment Trust	14,697	103,723
Ivanhoe Mines Ltd. Class A (b)	197,600	2,343,941
Jamieson Wellness, Inc. (a) (d)	9,300	237,382
K92 Mining, Inc. (b)	53,700	324,097
Kelt Exploration Ltd. (b)	39,900	194,756
Keyera Corp.	64,900	1,983,732
Killam Apartment Real Estate Investment Trust	11,000	130,788
Kinaxis, Inc. (b)	7,200	866,783
Security Description	Shares	Value
Kinross Gold Corp.	323,700	$3,004,725
Labrador Iron Ore Royalty Corp. (a)	17,300	347,997
Lassonde Industries, Inc. Class A	400	51,406
Laurentian Bank of Canada (a)	10,000	201,363
Leon's Furniture Ltd.	3,900	69,908
Lightspeed Commerce, Inc. (a) (b)	34,200	521,252
Linamar Corp.	11,400	450,150
Lithium Americas Argentina Corp. (a) (b)	20,000	52,566
Lithium Americas Corp. (a) (b)	44,500	133,048
Loblaw Cos. Ltd.	40,000	5,261,299
Lundin Gold, Inc.	28,500	607,572
MAG Silver Corp. (b)	25,900	351,708
Magna International, Inc.	73,800	3,082,954
Major Drilling Group International, Inc. (b)	12,200	69,644
Manulife Financial Corp.	453,000	13,909,387
Maple Leaf Foods, Inc. (a)	18,200	257,397
Martinrea International, Inc.	17,800	111,637
Mattr Corp. (a) (b)	13,200	116,012
MEG Energy Corp. (a)	80,200	1,316,034
Methanex Corp. (a)	20,400	1,018,865
Metro, Inc.	56,157	3,520,062
Minto Apartment Real Estate Investment Trust (d)	6,300	58,436
Morguard Corp.	1,200	97,055
Morguard North American Residential Real Estate Investment Trust	5,100	60,816
MTY Food Group, Inc.	4,300	136,845
Mullen Group Ltd. (a)	18,900	191,602
National Bank of Canada (a)	91,200	8,309,587
New Gold, Inc. (b)	208,500	520,453
NexGen Energy Ltd. (a) (b)	141,500	932,708
NFI Group, Inc. (a) (b)	25,100	244,333
NGEx Minerals Ltd. (a) (b)	41,900	390,682
North American Construction Group Ltd.	4,900	105,550
North West Co., Inc. (a)	14,600	498,646
Northland Power, Inc. (a)	77,869	969,166
NorthWest Healthcare Properties Real Estate Investment Trust	20,400	63,121
Novagold Resources, Inc. (a) (b)	66,200	221,403
Nutrien Ltd.	129,318	5,783,433
NuVista Energy Ltd. (b)	38,100	366,112
Onex Corp.	18,200	1,420,871
Open Text Corp.	71,100	2,011,089
Orla Mining Ltd. (b)	72,000	398,498
Osisko Gold Royalties Ltd.	44,242	800,737
Pan American Silver Corp.	97,404	1,969,482
Paramount Resources Ltd. Class A (a)	23,500	519,935

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Parex Resources, Inc.	29,800	$302,103
Parkland Corp. (a)	43,773	989,473
Pason Systems, Inc. (a)	15,300	144,787
Pembina Pipeline Corp.	153,048	5,651,773
Pet Valu Holdings Ltd. (a)	12,100	212,352
Peyto Exploration & Development Corp. (a)	77,700	926,003
Pollard Banknote Ltd.	1,300	21,694
Power Corp. of Canada (a)	148,153	4,619,094
PrairieSky Royalty Ltd. (a)	66,694	1,299,842
Precision Drilling Corp. (b)	3,300	201,736
Premium Brands Holdings Corp. (a)	11,400	626,834
Primaris Real Estate Investment Trust	13,425	144,406
Propel Holdings, Inc.	5,000	127,903
Quebecor, Inc. Class B	48,100	1,053,504
RB Global, Inc. (a)	48,600	4,384,205
Restaurant Brands International, Inc. (a)	81,046	5,279,655
Richelieu Hardware Ltd.	15,300	415,319
RioCan Real Estate Investment Trust	38,600	490,619
Rogers Communications, Inc. Class B (a)	96,310	2,959,212
Rogers Sugar, Inc.	17,400	71,018
Royal Bank of Canada	366,100	44,119,352
Russel Metals, Inc.	17,100	500,563
Sandstorm Gold Ltd.	58,000	324,239
Saputo, Inc.	73,900	1,284,078
Savaria Corp. (a)	13,700	189,468
Seabridge Gold, Inc. (b)	25,500	290,780
Secure Energy Services, Inc.	62,000	700,960
Shopify, Inc. Class A (b)	318,700	33,902,039
Sienna Senior Living, Inc. (a)	21,800	236,765
Silvercorp Metals, Inc.	52,400	157,397
SilverCrest Metals, Inc. (b)	51,500	469,451
Skeena Resources Ltd. (b)	29,400	255,528
Slate Grocery REIT Class U,	5,300	51,003
SmartCentres Real Estate Investment Trust	16,600	282,322
Softchoice Corp.	5,700	96,070
South Bow Corp. (a)	56,662	1,336,375
Spin Master Corp. (a) (d)	11,700	275,538
Sprott, Inc.	4,870	205,101
SSR Mining, Inc. (b)	50,304	351,170
Stantec, Inc.	31,300	2,454,467
Stella-Jones, Inc.	12,100	598,942
StorageVault Canada, Inc. (a)	51,900	142,182
Sun Life Financial, Inc.	149,200	8,854,276
Suncor Energy, Inc.	338,464	12,075,224
SunOpta, Inc. (b)	20,000	154,360
Superior Plus Corp. (a)	65,600	291,464
Tamarack Valley Energy Ltd. (a)	150,400	500,915
Taseko Mines Ltd. (b)	72,200	140,565
TC Energy Corp. (a)	275,910	12,851,628
Security Description	Shares	Value
Teck Resources Ltd. Class B	130,000	$5,267,974
TELUS Corp.	135,104	1,830,884
TFI International, Inc.	21,200	2,863,223
Thomson Reuters Corp. (a)	43,104	6,917,859
Timbercreek Financial Corp. (a)	17,500	86,028
TMX Group Ltd.	75,900	2,336,846
Topaz Energy Corp. (a)	24,800	480,239
Torex Gold Resources, Inc. (b)	19,700	387,918
Toromont Industries Ltd.	24,900	1,967,484
Toronto-Dominion Bank	461,198	24,541,429
Tourmaline Oil Corp.	94,163	4,355,252
TransAlta Corp. (a)	66,900	945,680
Transcontinental, Inc. Class A	18,800	242,745
Trican Well Service Ltd. (a)	40,500	144,462
Triple Flag Precious Metals Corp.	20,667	310,393
Trisura Group Ltd. (b)	10,700	290,006
Veren, Inc. (a)	195,000	1,001,982
Vermilion Energy, Inc. (a)	45,900	431,809
Well Health Technologies Corp. (b)	42,100	200,811
Wesdome Gold Mines Ltd. (b)	39,500	354,572
West Fraser Timber Co. Ltd.	15,300	1,325,000
Westshore Terminals Investment Corp. (a)	8,200	128,456
Whitecap Resources, Inc. (a)	155,100	1,100,000
Winpak Ltd.	6,400	212,399
WSP Global, Inc. (a)	34,400	6,050,496
		615,836,132
CAYMAN ISLANDS — 0.0% (f)
Patria Investments Ltd. Class A (a)	14,400	167,472
CHILE — 0.2%
Aguas Andinas SA Class A	787,060	237,022
Antofagasta PLC	105,649	2,103,805
Banco de Chile	10,442,656	1,186,851
Banco de Credito e Inversiones SA	19,569	542,867
Banco Itau Chile SA	8,665	88,543
Banco Santander Chile	15,151,615	720,256
CAP SA (b)	31,134	164,666
Cencosud SA	345,997	765,062
Cia Cervecerias Unidas SA	52,608	303,627
Colbun SA	2,338,950	289,275
Embotelladora Andina SA Preference Shares	111,561	339,520
Empresa Nacional de Telecomunicaciones SA	36,914	109,821
Empresas CMPC SA	281,711	442,144
Empresas Copec SA	110,962	678,722
Enel Americas SA	5,048,946	443,481
Enel Chile SA	5,627,525	325,364
Engie Energia Chile SA (b)	71,134	64,874
Falabella SA (b)	236,684	836,135

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Inversiones Aguas Metropolitanas SA	105,572	$79,633
Latam Airlines Group SA	41,655,906	574,936
Lundin Mining Corp.	180,600	1,553,346
Parque Arauco SA	130,868	209,814
Plaza SA	94,837	155,468
SMU SA	1,137,230	182,844
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	38,288	1,407,367
Vina Concha y Toro SA	73,303	80,340
		13,885,783
CHINA — 7.4%
360 Security Technology, Inc. Class A	223,600	315,230
361 Degrees International Ltd.	183,000	99,887
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	11,500	24,499
3SBio, Inc. (d)	367,000	287,252
AAC Technologies Holdings, Inc.	225,000	1,086,194
Accelink Technologies Co. Ltd. Class A	13,200	93,802
ACM Research Shanghai, Inc. Class A	3,220	43,860
Advanced Micro-Fabrication Equipment, Inc. China Class A	6,506	167,633
AECC Aero-Engine Control Co. Ltd. Class A	99,703	302,036
AECC Aviation Power Co. Ltd. Class A	35,700	201,562
Agricultural Bank of China Ltd. Class A	1,563,200	1,137,028
Agricultural Bank of China Ltd. Class H	6,834,000	3,897,376
Aier Eye Hospital Group Co. Ltd. Class A	114,544	206,730
AIM Vaccine Co. Ltd. (a) (b)	49,000	38,668
Air China Ltd. Class A (b)	120,700	130,047
Airtac International Group	39,743	1,023,139
AK Medical Holdings Ltd. (a) (d)	142,000	88,659
Akeso, Inc. (b) (d)	162,000	1,265,894
Alibaba Group Holding Ltd.	4,330,900	45,940,842
Alibaba Health Information Technology Ltd. (a) (b)	1,595,500	681,912
A-Living Smart City Services Co. Ltd. (a) (d)	135,250	49,622
Aluminum Corp. of China Ltd. Class A	193,400	193,624
Aluminum Corp. of China Ltd. Class H	862,000	498,250
Amlogic Shanghai Co. Ltd. Class A (b)	5,435	50,845
ANE Cayman, Inc. (b)	171,000	176,108
Security Description	Shares	Value
Angel Yeast Co. Ltd. Class A	28,900	$141,912
Angelalign Technology, Inc. (d)	8,400	63,692
Anhui Conch Cement Co. Ltd. Class A	41,600	134,747
Anhui Conch Cement Co. Ltd. Class H	406,500	1,040,329
Anhui Expressway Co. Ltd. Class H	114,000	157,323
Anhui Gujing Distillery Co. Ltd. Class A	6,000	141,633
Anhui Gujing Distillery Co. Ltd. Class B	20,900	301,368
Anhui Jianghuai Automobile Group Corp. Ltd. Class A	32,100	163,965
Anhui Yingjia Distillery Co. Ltd. Class A	13,900	102,127
Anjoy Foods Group Co. Ltd. Class A	10,600	117,645
Anker Innovations Technology Co. Ltd. Class A	10,140	134,859
ANTA Sports Products Ltd.	350,200	3,509,687
Ascentage Pharma Group International (b) (d)	52,200	305,420
AsiaInfo Technologies Ltd. (d)	76,000	61,834
Asymchem Laboratories Tianjin Co. Ltd. Class A	7,840	81,257
Atour Lifestyle Holdings Ltd. ADR	15,900	427,551
Autobio Diagnostics Co. Ltd. Class A	11,000	65,387
Autohome, Inc. ADR	15,400	399,630
Avary Holding Shenzhen Co. Ltd. Class A	70,000	347,831
AviChina Industry & Technology Co. Ltd. Class H (a)	509,000	252,929
Avicopter PLC Class A	35,500	186,458
BAIC BluePark New Energy Technology Co. Ltd. Class A (b)	197,500	215,215
BAIC Motor Corp. Ltd. Class H (d)	821,500	253,812
Baidu, Inc. Class A (b)	591,550	6,297,824
Bairong, Inc. (a) (b) (d)	139,500	158,034
Bank of Beijing Co. Ltd. Class A	342,600	286,997
Bank of Chengdu Co. Ltd. Class A	77,900	181,553
Bank of China Ltd. Class A	418,700	314,246
Bank of China Ltd. Class H	18,744,000	9,579,578
Bank of Communications Co. Ltd. Class A	557,200	589,722
Bank of Communications Co. Ltd. Class H	2,381,000	1,958,636
Bank of Hangzhou Co. Ltd. Class A	58,900	117,214
Bank of Jiangsu Co. Ltd. Class A	407,780	545,447

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Bank of Nanjing Co. Ltd. Class A	176,700	$256,331
Bank of Ningbo Co. Ltd. Class A	72,840	241,196
Bank of Shanghai Co. Ltd. Class A	271,500	338,381
Baoshan Iron & Steel Co. Ltd. Class A	340,800	324,947
BeiGene Ltd. (b)	184,500	2,593,657
Beijing Capital International Airport Co. Ltd. Class H (b)	326,000	117,508
Beijing Enterprises Holdings Ltd.	103,000	354,032
Beijing Enterprises Water Group Ltd. (a)	820,000	264,960
Beijing Fourth Paradigm Technology Co. Ltd. (a) (b)	32,500	213,168
Beijing Jingneng Clean Energy Co. Ltd. Class H	138,000	34,287
Beijing Kingsoft Office Software, Inc. Class A	5,556	216,738
Beijing New Building Materials PLC Class A	10,400	42,937
Beijing Roborock Technology Co. Ltd. Class A	2,665	79,603
Beijing Tiantan Biological Products Corp. Ltd. Class A	84,000	234,557
Beijing Tong Ren Tang Chinese Medicine Co. Ltd. (a)	30,000	33,909
Beijing Tong Ren Tang Co. Ltd. Class A	22,600	124,952
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	12,292	117,972
Beijing Yanjing Brewery Co. Ltd. Class A	100,700	165,147
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	642,500	539,100
Bilibili, Inc. Class Z (a) (b)	62,260	1,138,128
Bloomage Biotechnology Corp. Ltd. Class A	18,009	125,203
BOC Aviation Ltd. (d)	44,500	345,725
BOC Hong Kong Holdings Ltd.	938,000	3,012,777
BOE Technology Group Co. Ltd. Class A	738,800	441,781
BOE Varitronix Ltd.	80,000	69,619
Bosideng International Holdings Ltd.	850,000	424,565
Brilliance China Automotive Holdings Ltd.	660,000	324,564
BYD Co. Ltd. Class A	33,100	1,274,405
BYD Co. Ltd. Class H	265,500	9,112,095
BYD Electronic International Co. Ltd. (a)	229,000	1,239,638
C&D International Investment Group Ltd. (a)	218,044	366,590
Caitong Securities Co. Ltd. Class A	30,160	33,564
Security Description	Shares	Value
Cambricon Technologies Corp. Ltd. Class A (b)	7,449	$667,635
Canggang Railway Ltd. (a)	448,000	111,885
CGN Mining Co. Ltd. (a)	1,135,000	238,164
CGN New Energy Holdings Co. Ltd.	158,000	48,613
CGN Power Co. Ltd. Class A	432,300	243,193
CGN Power Co. Ltd. Class H (d)	2,791,600	1,024,216
Changchun High-Tech Industry Group Co. Ltd. Class A	6,200	83,978
Changjiang Securities Co. Ltd. Class A	35,800	33,257
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	4,600	83,635
Chaozhou Three-Circle Group Co. Ltd. Class A	24,900	130,613
Chervon Holdings Ltd.	18,200	40,861
China BlueChemical Ltd. Class H	204,000	56,463
China CITIC Bank Corp. Ltd. Class H	2,390,000	1,652,212
China Coal Energy Co. Ltd. Class H (a)	588,000	703,213
China Communications Services Corp. Ltd. Class H	458,000	268,859
China Conch Venture Holdings Ltd.	351,500	302,270
China Construction Bank Corp. Class A	243,900	292,022
China Construction Bank Corp. Class H	25,598,000	21,353,773
China CSSC Holdings Ltd. Class A	54,200	265,481
China Datang Corp. Renewable Power Co. Ltd. Class H (a)	556,000	148,878
China East Education Holdings Ltd. (a) (d)	63,000	22,141
China Eastern Airlines Corp. Ltd. Class A (b)	269,200	146,673
China Education Group Holdings Ltd. (a)	284,495	124,889
China Energy Engineering Corp. Ltd. Class A	587,300	183,194
China Everbright Bank Co. Ltd. Class A	708,700	373,584
China Everbright Bank Co. Ltd. Class H	1,095,300	425,827
China Everbright Environment Group Ltd.	731,518	364,443
China Everbright Ltd.	208,000	141,916
China Feihe Ltd. (d)	849,000	595,659
China Foods Ltd.	362,000	116,504
China Galaxy Securities Co. Ltd. Class A	389,900	808,851

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
China Galaxy Securities Co. Ltd. Class H	808,800	$738,212
China Gas Holdings Ltd.	618,000	538,605
China Gold International Resources Corp. Ltd. (b)	79,700	420,664
China Greatwall Technology Group Co. Ltd. Class A (b)	33,600	66,683
China Hongqiao Group Ltd.	794,000	1,202,047
China International Capital Corp. Ltd. Class A	23,600	108,300
China International Capital Corp. Ltd. Class H (d)	439,600	725,503
China Jinmao Holdings Group Ltd.	843,394	106,402
China Jushi Co. Ltd. Class A	25,717	39,899
China Lesso Group Holdings Ltd.	209,000	93,362
China Life Insurance Co. Ltd. Class A	28,900	165,019
China Life Insurance Co. Ltd. Class H	1,942,000	3,670,024
China Lilang Ltd. (a)	100,000	49,691
China Literature Ltd. (b) (d)	86,400	280,290
China Longyuan Power Group Corp. Ltd. Class H	756,000	626,760
China Medical System Holdings Ltd.	358,000	347,955
China Mengniu Dairy Co. Ltd.	863,000	1,950,872
China Merchants Bank Co. Ltd. Class A	344,700	1,845,224
China Merchants Bank Co. Ltd. Class H	1,005,000	5,175,111
China Merchants Energy Shipping Co. Ltd. Class A	83,300	72,731
China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	279,600	531,284
China Merchants Port Holdings Co. Ltd.	391,740	697,955
China Merchants Securities Co. Ltd. Class A	119,000	310,569
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	82,900	115,630
China Minsheng Banking Corp. Ltd. Class A	896,900	504,556
China Minsheng Banking Corp. Ltd. Class H	1,745,600	773,031
China Modern Dairy Holdings Ltd.	574,000	67,982
China National Building Material Co. Ltd. Class H (a)	1,470,000	669,906
China National Chemical Engineering Co. Ltd. Class A	71,900	81,189
China National Nuclear Power Co. Ltd. Class A	302,600	429,901
Security Description	Shares	Value
China National Software & Service Co. Ltd. Class A (b)	26,370	$167,706
China Nonferrous Mining Corp. Ltd.	285,000	192,251
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	37,800	109,258
China Oilfield Services Ltd. Class H	424,000	384,266
China Oriental Group Co. Ltd.	192,000	28,424
China Overseas Grand Oceans Group Ltd.	216,135	49,248
China Overseas Land & Investment Ltd.	1,039,000	1,658,559
China Overseas Property Holdings Ltd.	280,000	184,553
China Pacific Insurance Group Co. Ltd. Class A	90,000	417,789
China Pacific Insurance Group Co. Ltd. Class H	709,600	2,302,013
China Petroleum & Chemical Corp. Class A	714,000	649,666
China Petroleum & Chemical Corp. Class H	6,042,000	3,461,261
China Power International Development Ltd.	1,100,000	448,896
China Railway Group Ltd. Class A	272,800	237,444
China Railway Group Ltd. Class H	1,020,000	519,983
China Railway Signal & Communication Corp. Ltd. Class A	171,778	146,473
China Rare Earth Resources & Technology Co. Ltd. Class A	14,100	53,872
China Resources Beer Holdings Co. Ltd.	470,221	1,528,470
China Resources Building Materials Technology Holdings Ltd.	430,000	88,015
China Resources Gas Group Ltd.	233,900	925,910
China Resources Land Ltd.	867,333	2,517,828
China Resources Medical Holdings Co. Ltd.	322,000	164,980
China Resources Microelectronics Ltd. Class A	31,302	201,204
China Resources Mixc Lifestyle Services Ltd. (d)	178,800	665,210
China Resources Pharmaceutical Group Ltd. (d)	768,000	563,546
China Resources Power Holdings Co. Ltd.	544,055	1,322,325
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	22,490	135,831
China Risun Group Ltd. (a)	122,000	43,347

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
China Ruyi Holdings Ltd. (a) (b)	1,643,200	$518,263
China Shenhua Energy Co. Ltd. Class A	135,200	800,721
China Shenhua Energy Co. Ltd. Class H	833,500	3,605,275
China Southern Airlines Co. Ltd. Class A (b)	172,600	152,581
China State Construction Engineering Corp. Ltd. Class A	539,600	441,000
China State Construction International Holdings Ltd.	510,750	806,106
China Taiping Insurance Holdings Co. Ltd.	318,600	476,591
China Three Gorges Renewables Group Co. Ltd. Class A	396,500	236,015
China Tobacco International HK Co. Ltd. (a)	93,000	284,341
China Tourism Group Duty Free Corp. Ltd. Class A	24,300	221,800
China Tower Corp. Ltd. Class H (d)	15,596,000	2,248,665
China Traditional Chinese Medicine Holdings Co. Ltd. (a) (b)	1,126,000	334,845
China Travel International Investment Hong Kong Ltd.	266,000	34,243
China United Network Communications Ltd. Class A	421,500	304,865
China Vanke Co. Ltd. Class A (b)	111,100	109,867
China Vanke Co. Ltd. Class H (a) (b)	500,600	340,910
China Water Affairs Group Ltd.	126,000	82,887
China XLX Fertiliser Ltd.	86,000	45,392
China Yangtze Power Co. Ltd. Class A	363,000	1,461,098
China Zheshang Bank Co. Ltd. Class A	206,180	81,725
Chinasoft International Ltd. (a)	636,000	424,931
Chongqing Brewery Co. Ltd. Class A	7,200	61,805
Chongqing Changan Automobile Co. Ltd. Class A	119,280	217,065
Chongqing Hongjiu Fruit Co. Ltd. Class H (b) (c)	71,700	8,030
Chongqing Rural Commercial Bank Co. Ltd. Class A	188,800	155,587
Chongqing Zhifei Biological Products Co. Ltd. Class A	30,900	110,695
Chow Tai Fook Jewellery Group Ltd.	461,000	399,401
CIMC Enric Holdings Ltd.	78,000	70,891
CITIC Ltd.	1,560,000	1,849,600
Security Description	Shares	Value
CITIC Securities Co. Ltd. Class A	150,285	$597,128
CITIC Securities Co. Ltd. Class H (a)	443,275	1,218,329
CITIC Telecom International Holdings Ltd.	395,000	118,480
CMOC Group Ltd. Class A	183,600	166,307
CMOC Group Ltd. Class H	915,000	618,406
CNGR Advanced Material Co. Ltd. Class A	4,480	22,041
CNOOC Energy Technology & Services Ltd. Class A	301,000	175,069
CNPC Capital Co. Ltd. Class A	102,900	96,572
COFCO Joycome Foods Ltd. (a) (b)	478,000	85,533
Consun Pharmaceutical Group Ltd.	144,000	151,082
Contemporary Amperex Technology Co. Ltd. Class A	71,220	2,580,470
COSCO SHIPPING Energy Transportation Co. Ltd. Class A	36,400	57,514
COSCO SHIPPING Energy Transportation Co. Ltd. Class H (a)	258,000	206,587
COSCO SHIPPING Holdings Co. Ltd. Class A	301,500	636,552
COSCO SHIPPING Holdings Co. Ltd. Class H	691,900	1,140,110
COSCO SHIPPING Ports Ltd. (a)	346,504	205,192
Country Garden Services Holdings Co. Ltd.	469,000	333,277
CRRC Corp. Ltd. Class A	331,200	378,050
CRRC Corp. Ltd. Class H	1,279,000	824,901
CSC Financial Co. Ltd. Class A	53,200	186,597
CSG Holding Co. Ltd. Class B	137,900	40,476
CSPC Innovation Pharmaceutical Co. Ltd. Class A	11,640	42,159
CSPC Pharmaceutical Group Ltd.	1,991,280	1,225,332
Dalipal Holdings Ltd.	144,000	167,025
Daqin Railway Co. Ltd. Class A	189,500	175,006
Daqo New Energy Corp. ADR (a) (b)	12,000	233,280
Dong-E-E-Jiao Co. Ltd. Class A	26,900	229,812
Dongfang Electric Corp. Ltd. Class A	54,100	117,094
Dongyue Group Ltd. (a)	444,000	464,122
DPC Dash Ltd. (b)	15,600	156,644
East Buy Holding Ltd. (a) (b) (d)	116,000	268,498
East Money Information Co. Ltd. Class A	268,840	945,508

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Eastroc Beverage Group Co. Ltd. Class A	3,770	$127,620
E-Commodities Holdings Ltd.	236,000	39,799
Ecovacs Robotics Co. Ltd. Class A	3,400	21,767
Empyrean Technology Co. Ltd. Class A	4,200	69,280
ENN Energy Holdings Ltd.	216,700	1,558,029
ENN Natural Gas Co. Ltd. Class A	24,700	72,941
Eoptolink Technology, Inc. Ltd. Class A	8,400	132,244
ESR Group Ltd. (d)	495,000	760,857
Eve Energy Co. Ltd. Class A	21,906	139,466
Everbright Securities Co. Ltd. Class A	35,500	87,571
Everdisplay Optronics Shanghai Co. Ltd. Class A (b)	264,099	83,458
Everest Medicines Ltd. (a) (b) (d)	73,000	454,843
Far East Horizon Ltd.	401,000	292,699
FAW Jiefang Group Co. Ltd. Class A	253,201	282,810
FIH Mobile Ltd. (b)	297,000	35,175
FinVolution Group ADR	34,800	236,292
First Tractor Co. Ltd. Class H (a)	108,000	99,826
Flat Glass Group Co. Ltd. Class A	16,900	45,326
Focus Media Information Technology Co. Ltd. Class A	239,900	229,721
Foshan Haitian Flavouring & Food Co. Ltd. Class A	104,609	654,029
Fosun International Ltd.	1,139,000	665,692
Founder Securities Co. Ltd. Class A	100,200	113,691
Foxconn Industrial Internet Co. Ltd. Class A	192,600	564,040
Fu Shou Yuan International Group Ltd. (a)	276,000	137,148
Fufeng Group Ltd. (a)	357,000	251,850
Fuyao Glass Industry Group Co. Ltd. Class A	35,300	300,037
Fuyao Glass Industry Group Co. Ltd. Class H (d)	161,600	1,163,952
GalaxyCore, Inc. Class A	18,062	33,066
Ganfeng Lithium Group Co. Ltd. Class A	22,280	106,248
GCL Technology Holdings Ltd. (a) (b)	7,080,000	984,352
GD Power Development Co. Ltd. Class A	239,700	149,537
GDS Holdings Ltd. Class A (b)	287,100	842,678
Geely Automobile Holdings Ltd.	1,604,000	3,060,174
GEM Co. Ltd. Class A	32,900	29,263
Security Description	Shares	Value
Gemdale Properties & Investment Corp. Ltd.	808,000	$28,605
Genertec Universal Medical Group Co. Ltd. (d)	93,000	59,382
Genscript Biotech Corp. (a) (b)	256,000	324,286
GF Securities Co. Ltd. Class A	104,500	230,736
Giant Biogene Holding Co. Ltd. (d)	67,400	432,966
GigaDevice Semiconductor, Inc. Class A (b)	6,928	100,785
Ginlong Technologies Co. Ltd. Class A	3,000	24,955
GoerTek, Inc. Class A	48,100	169,102
Goldwind Science & Technology Co. Ltd. Class A	22,900	32,222
Goneo Group Co. Ltd. Class A	8,120	77,688
Gotion High-tech Co. Ltd. Class A	8,500	24,569
Great Wall Motor Co. Ltd. Class A	14,400	51,645
Great Wall Motor Co. Ltd. Class H (a)	572,500	1,006,746
Gree Electric Appliances, Inc. of Zhuhai Class A	47,700	295,303
Greentown China Holdings Ltd. (a)	261,000	311,132
Greentown Management Holdings Co. Ltd. (a) (d)	153,000	64,998
Greentown Service Group Co. Ltd.	280,000	138,054
Guangdong Haid Group Co. Ltd. Class A	22,500	150,327
Guangdong Investment Ltd.	908,000	784,336
Guanghui Energy Co. Ltd. Class A	204,300	187,283
Guangzhou Automobile Group Co. Ltd. Class A	198,200	252,154
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	10,100	39,099
Guangzhou Haige Communications Group, Inc. Co. Class A	51,100	76,426
Guangzhou R&F Properties Co. Ltd. Class H (a) (b)	652,400	114,221
Guangzhou Tinci Materials Technology Co. Ltd. Class A	26,860	72,149
Guosen Securities Co. Ltd. Class A	90,800	138,522
Guotai Junan Securities Co. Ltd. Class A	92,200	234,221
H World Group Ltd. ADR	54,800	1,810,044
Haichang Ocean Park Holdings Ltd. (a) (b) (d)	486,000	35,036
Haidilao International Holding Ltd. (d)	466,000	953,842
Haier Smart Home Co. Ltd. Class A	74,500	288,908

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Haier Smart Home Co. Ltd. Class H	670,600	$2,374,050
Hainan Airlines Holding Co. Ltd. Class A (b)	509,600	118,003
Hainan Airport Infrastructure Co. Ltd. Class A (b)	139,100	71,620
Hainan Meilan International Airport Co. Ltd. Class H (a) (b)	25,000	29,609
Haitian International Holdings Ltd.	158,000	429,174
Haitong Securities Co. Ltd. Class A	118,500	179,489
Haitong Securities Co. Ltd. Class H	714,000	629,626
Hangzhou First Applied Material Co. Ltd. Class A	30,951	62,395
Hangzhou GreatStar Industrial Co. Ltd.	35,000	154,226
Hangzhou Silan Microelectronics Co. Ltd. Class A (b)	35,900	127,238
Hangzhou Steam Turbine Power Group Co. Ltd. Class B	176,592	233,472
Hangzhou Tigermed Consulting Co. Ltd. Class A	7,900	58,775
Hansoh Pharmaceutical Group Co. Ltd. (d)	306,000	680,705
Harbin Electric Co. Ltd. Class H	36,000	11,725
Health & Happiness H&H International Holdings Ltd.	69,000	78,611
Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	21,400	66,577
Heilongjiang Agriculture Co. Ltd. Class A	119,200	239,488
Hello Group, Inc. ADR	33,300	256,743
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	24,800	57,089
Henan Shuanghui Investment & Development Co. Ltd. Class A	102,100	361,032
Hengan International Group Co. Ltd.	154,000	445,072
Hengli Petrochemical Co. Ltd. Class A	99,100	207,204
Hengtong Optic-electric Co. Ltd. Class A	52,500	123,142
Hisense Home Appliances Group Co. Ltd. Class H (a)	112,000	353,967
Hithink RoyalFlush Information Network Co. Ltd. Class A	7,100	278,043
Hopson Development Holdings Ltd. (b)	253,204	101,374
Hoshine Silicon Industry Co. Ltd. Class A	3,500	26,488
Security Description	Shares	Value
Hua Hong Semiconductor Ltd. (a) (d)	150,000	$418,064
Huadian Power International Corp. Ltd. Class A	84,700	64,723
Huadong Medicine Co. Ltd. Class A	20,060	94,541
Huafon Chemical Co. Ltd. Class A	33,800	37,660
Huaibei Mining Holdings Co. Ltd. Class A	25,800	49,446
Hualan Biological Engineering, Inc. Class A	77,160	177,095
Huaneng Lancang River Hydropower, Inc. Class A	326,400	422,811
Huaneng Power International, Inc. Class A	155,200	143,118
Huaneng Power International, Inc. Class H (a)	1,170,000	644,649
Huangshan Tourism Development Co. Ltd. Class B	20,400	15,545
Huatai Securities Co. Ltd. Class A	90,300	216,356
Huatai Securities Co. Ltd. Class H (d)	360,000	608,037
Huaxia Bank Co. Ltd. Class A	152,200	166,059
Huayu Automotive Systems Co. Ltd. Class A	62,800	150,638
Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	11,400	45,156
Huizhou Desay Sv Automotive Co. Ltd. Class A	6,800	101,988
Humanwell Healthcare Group Co. Ltd. Class A	11,800	37,579
Hunan Valin Steel Co. Ltd. Class A	44,000	25,052
Hundsun Technologies, Inc. Class A	19,510	74,383
HUTCHMED China Ltd. (b)	20,000	58,059
HUTCHMED China Ltd. ADR (a) (b)	21,100	304,051
HUYA, Inc. ADR	25,100	77,057
Hwatsing Technology Co. Ltd. Class A	3,121	69,290
Hygeia Healthcare Holdings Co. Ltd. (b) (d)	73,600	135,111
Hygon Information Technology Co. Ltd. Class A	39,948	815,067
iDreamSky Technology Holdings Ltd. (a) (b) (d)	134,400	46,715
IEIT Systems Co. Ltd. Class A	7,900	55,827
Iflytek Co. Ltd. Class A	35,600	234,311
Imeik Technology Development Co. Ltd. Class A	2,660	66,124
Industrial & Commercial Bank of China Ltd. Class A	1,392,400	1,312,458

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Industrial & Commercial Bank of China Ltd. Class H	18,100,000	$12,139,754
Industrial Bank Co. Ltd. Class A	381,600	995,908
Industrial Securities Co. Ltd. Class A	42,900	36,580
Ingenic Semiconductor Co. Ltd. Class A	8,200	76,175
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (b)	892,200	226,043
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	219,500	157,266
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	90,600	372,445
Inner Mongolia Yitai Coal Co. Ltd. Class B	347,300	716,480
InnoCare Pharma Ltd. (b) (d)	56,000	44,120
Innovent Biologics, Inc. (b) (d)	333,500	1,571,341
iQIYI, Inc. ADR (a) (b)	104,500	210,045
Isoftstone Information Technology Group Co. Ltd. Class A	8,500	67,975
JA Solar Technology Co. Ltd. Class A	34,160	63,979
JCET Group Co. Ltd. Class A	57,900	322,249
JD Health International, Inc. (b) (d)	315,350	1,140,756
JD Logistics, Inc. (b) (d)	740,000	1,219,369
JD.com, Inc. Class A	664,654	11,636,654
Jiangsu Eastern Shenghong Co. Ltd. Class A	75,300	84,208
Jiangsu Expressway Co. Ltd. Class H	224,000	247,417
Jiangsu Hengli Hydraulic Co. Ltd. Class A	13,468	96,807
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	134,024	837,935
Jiangsu King's Luck Brewery JSC Ltd. Class A	19,600	120,753
Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	34,700	54,544
Jiangsu Yanghe Distillery Co. Ltd. Class A	18,200	207,076
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	72,900	362,340
Jiangsu Zhongtian Technology Co. Ltd. Class A	24,900	48,569
Jiangxi Copper Co. Ltd. Class A	32,700	91,933
Jiangxi Copper Co. Ltd. Class H	230,000	368,926
Jinan Acetate Chemical Co. Ltd.	15,081	412,624
Jinchuan Group International Resources Co. Ltd.	832,000	55,696
Security Description	Shares	Value
Jinko Solar Co. Ltd. Class A	79,291	$76,791
JinkoSolar Holding Co. Ltd. ADR (a)	9,100	226,590
Jinxin Fertility Group Ltd. (d)	455,500	157,737
Jiumaojiu International Holdings Ltd. (a) (d)	188,000	83,013
JNBY Design Ltd.	41,500	93,707
Jointown Pharmaceutical Group Co. Ltd. Class A	93,913	65,495
JOYY, Inc. ADR (b)	11,700	489,645
Kangji Medical Holdings Ltd. (a)	92,000	74,259
Kanzhun Ltd. ADR (b)	74,100	1,022,580
KE Holdings, Inc. ADR	167,500	3,085,350
Kerry Logistics Network Ltd.	101,500	89,898
Keymed Biosciences, Inc. (a) (b) (d)	36,000	143,204
Kinetic Development Group Ltd.	998,000	165,735
Kingboard Holdings Ltd.	162,000	389,570
Kingdee International Software Group Co. Ltd. (b)	960,000	1,054,178
Kingsoft Cloud Holdings Ltd. ADR (a) (b)	32,200	337,778
Kingsoft Corp. Ltd.	215,400	933,092
Kuaishou Technology (b) (d)	701,400	3,733,661
Kuang-Chi Technologies Co. Ltd. Class A	107,500	699,925
Kunlun Energy Co. Ltd.	1,042,000	1,126,784
Kunlun Tech Co. Ltd. Class A	14,200	74,428
Kweichow Moutai Co. Ltd. Class A	19,900	4,130,981
LB Group Co. Ltd. Class A	11,000	26,476
Lee & Man Paper Manufacturing Ltd.	156,000	48,399
Legend Holdings Corp. Class H (b) (d)	129,200	132,394
Lenovo Group Ltd.	2,146,000	2,784,735
Lens Technology Co. Ltd. Class A	158,300	472,215
Lepu Biopharma Co. Ltd. Class H (a) (b) (d)	112,000	37,776
Li Auto, Inc. Class A (b)	340,300	4,115,781
Li Ning Co. Ltd.	657,500	1,393,218
Lifetech Scientific Corp. (a) (b)	1,054,000	188,603
Lingyi iTech Guangdong Co. Class A	50,400	54,921
Linklogis, Inc. Class B (a) (d)	122,000	26,856
Longfor Group Holdings Ltd. (a) (d)	561,775	723,196
LONGi Green Energy Technology Co. Ltd. Class A	86,492	185,083
Lonking Holdings Ltd.	174,000	33,824
Lufax Holding Ltd. ADR	45,250	108,147
Luxshare Precision Industry Co. Ltd. Class A	142,268	789,872
Luye Pharma Group Ltd. (a) (b) (d)	416,000	116,211

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Luzhou Laojiao Co. Ltd. Class A	18,500	$315,494
Mango Excellent Media Co. Ltd. Class A	9,700	35,529
Maoyan Entertainment (a) (b) (d)	41,600	42,789
Maxscend Microelectronics Co. Ltd. Class A	4,000	48,873
Meihua Holdings Group Co. Ltd. Class A	81,900	111,892
Meitu, Inc. (a) (d)	814,000	311,225
Meituan Class B (b) (d)	1,306,210	25,508,925
Metallurgical Corp. of China Ltd. Class A	364,100	163,663
Microport Scientific Corp. (a) (b)	220,108	181,063
Midea Group Co. Ltd. (b)	112,000	1,089,296
Midea Group Co. Ltd. Class A	47,200	483,605
Midea Real Estate Holding Ltd. (d)	42,400	16,375
Ming Yuan Cloud Group Holdings Ltd.	94,000	31,947
MINISO Group Holding Ltd.	81,800	495,458
MINISO Group Holding Ltd. ADR (a)	21,700	518,413
Minth Group Ltd. (b)	152,000	295,862
MMG Ltd. (b)	1,282,400	422,627
Montage Technology Co. Ltd. Class A	9,953	92,053
Muyuan Foods Co. Ltd. Class A	66,023	345,696
NARI Technology Co. Ltd. Class A	168,028	577,221
National Silicon Industry Group Co. Ltd. Class A	75,121	192,573
NAURA Technology Group Co. Ltd. Class A	9,800	521,937
NetDragon Websoft Holdings Ltd.	53,500	70,388
NetEase Cloud Music, Inc. (b) (d)	25,650	377,092
NetEase, Inc.	524,200	9,339,566
New China Life Insurance Co. Ltd. Class A	25,600	173,305
New China Life Insurance Co. Ltd. Class H	266,600	809,964
New Hope Liuhe Co. Ltd. Class A (b)	192,400	235,340
New Horizon Health Ltd. (a) (b) (c) (d)	46,000	41,867
New Oriental Education & Technology Group, Inc.	395,500	2,492,257
Nexteer Automotive Group Ltd.	160,000	68,384
Ninestar Corp. Class A (b)	16,800	64,463
Ningbo Deye Technology Co. Ltd. Class A	7,560	87,324
Security Description	Shares	Value
Ningbo Orient Wires & Cables Co. Ltd. Class A	10,600	$75,874
Ningbo Tuopu Group Co. Ltd. Class A	23,925	159,685
Ningxia Baofeng Energy Group Co. Ltd. Class A	107,000	245,438
NIO, Inc. Class A (a) (b)	445,790	1,997,115
Noah Holdings Ltd. ADR	9,000	105,390
Nongfu Spring Co. Ltd. Class H (a) (d)	547,600	2,393,298
Ocumension Therapeutics (b) (d)	19,000	11,007
OFILM Group Co. Ltd. Class A (b)	35,200	57,440
Oppein Home Group, Inc. Class A	6,300	59,160
Orient Securities Co. Ltd. Class A	104,928	150,928
OSL Group Ltd. (a) (b)	82,000	84,450
Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A (b)	780,600	306,222
PDD Holdings, Inc. ADR (b)	184,500	17,894,655
People's Insurance Co. Group of China Ltd. Class A	77,000	79,921
People's Insurance Co. Group of China Ltd. Class H	2,128,000	1,060,172
PetroChina Co. Ltd. Class A	298,300	363,250
PetroChina Co. Ltd. Class H	5,480,000	4,310,378
Pharmaron Beijing Co. Ltd. Class A	10,800	37,807
PICC Property & Casualty Co. Ltd. Class H	1,807,700	2,853,057
Ping An Bank Co. Ltd. Class A	278,300	443,521
Ping An Healthcare & Technology Co. Ltd. (a) (d)	129,500	103,361
Ping An Insurance Group Co. of China Ltd. Class A	174,590	1,252,082
Ping An Insurance Group Co. of China Ltd. Class H	1,828,500	10,839,723
Piotech, Inc. Class A	4,559	95,428
Poly Developments & Holdings Group Co. Ltd. Class A	136,000	164,130
Poly Property Group Co. Ltd.	196,120	38,881
Poly Property Services Co. Ltd. Class H (a)	13,800	54,007
Pop Mart International Group Ltd. (d)	154,800	1,786,549
Postal Savings Bank of China Co. Ltd. Class A	334,800	259,029
Postal Savings Bank of China Co. Ltd. Class H (d)	2,243,000	1,322,478
Power Construction Corp. of China Ltd. Class A	262,500	195,226
Prosus NV	352,898	14,014,083
Q Technology Group Co. Ltd. (a) (b)	47,000	39,207
Qifu Technology, Inc. ADR	38,400	1,473,792

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Qinghai Salt Lake Industry Co. Ltd. Class A (b)	92,800	$208,062
Radiance Holdings Group Co. Ltd. (a) (b)	99,000	37,214
Remegen Co. Ltd. Class H (b) (d)	76,500	141,813
RLX Technology, Inc. ADR	263,000	568,080
Rockchip Electronics Co. Ltd. Class A	5,500	82,453
Rongsheng Petrochemical Co. Ltd. Class A	157,550	194,215
SAIC Motor Corp. Ltd. Class A	168,400	476,195
Sailun Group Co. Ltd. Class A	11,700	22,837
Sanan Optoelectronics Co. Ltd. Class A	59,300	98,302
Sany Heavy Equipment International Holdings Co. Ltd. (a)	249,000	144,567
Sany Heavy Industry Co. Ltd. Class A	99,800	224,028
Sasseur Real Estate Investment Trust	189,800	94,608
Satellite Chemical Co. Ltd. Class A	24,680	63,167
SDIC Capital Co. Ltd. Class A	78,900	80,818
SDIC Power Holdings Co. Ltd. Class A	88,700	200,803
Seazen Group Ltd. (a) (b)	491,333	115,117
Seres Group Co. Ltd. Class A	18,000	327,048
SF Holding Co. Ltd. Class A	68,300	374,922
SG Micro Corp. Class A	6,305	70,234
Shaanxi Coal Industry Co. Ltd. Class A	123,100	390,016
Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	39,150	37,809
Shandong Gold Mining Co. Ltd. Class A	37,600	115,901
Shandong Gold Mining Co. Ltd. Class H (a) (d)	162,750	263,150
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	13,650	40,179
Shandong Linglong Tyre Co. Ltd. Class A	25,208	61,943
Shandong Nanshan Aluminum Co. Ltd. Class A	82,200	43,779
Shandong Sun Paper Industry JSC Ltd. Class A	117,800	238,601
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	546,000	323,329
Shanghai Baosight Software Co. Ltd. Class A	52,080	207,568
Shanghai Baosight Software Co. Ltd. Class B	164,756	264,433
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	2,709	71,678
Security Description	Shares	Value
Shanghai Chicmax Cosmetic Co. Ltd.	10,200	$45,761
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	100,625	60,979
Shanghai Conant Optical Co. Ltd. Class H	82,500	264,452
Shanghai Electric Group Co. Ltd. Class A (b)	276,000	304,891
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	22,400	75,821
Shanghai Industrial Holdings Ltd.	53,000	80,783
Shanghai International Airport Co. Ltd. Class A	18,700	86,986
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	85,900	71,641
Shanghai Lingang Holdings Corp. Ltd. Class A	148,900	204,848
Shanghai M&G Stationery, Inc. Class A	6,100	25,134
Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	62,000	69,626
Shanghai MicroPort MedBot Group Co. Ltd. (b)	53,500	65,498
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	25,600	73,228
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	142,300	231,184
Shanghai Pudong Development Bank Co. Ltd. Class A	432,700	606,481
Shanghai Putailai New Energy Technology Co. Ltd. Class A	29,232	63,350
Shanghai RAAS Blood Products Co. Ltd. Class A	455,400	447,863
Shanghai Rural Commercial Bank Co. Ltd. Class A	234,900	272,288
Shanghai United Imaging Healthcare Co. Ltd. Class A	10,313	177,561
Shangri-La Asia Ltd.	388,000	264,729
Shanjin International Gold Co. Ltd. Class A	35,000	73,275
Shanxi Coal International Energy Group Co. Ltd. Class A	69,900	112,636
Shanxi Coking Coal Energy Group Co. Ltd. Class A	129,480	145,327
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	68,800	134,573
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	16,860	423,044
Shengyi Technology Co. Ltd. Class A	55,900	183,123

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Shennan Circuits Co. Ltd. Class A	9,560	$162,773
Shenwan Hongyuan Group Co. Ltd. Class A	224,600	163,674
Shenzhen Capchem Technology Co. Ltd. Class A	9,000	45,898
Shenzhen Energy Group Co. Ltd. Class A	52,200	46,074
Shenzhen Inovance Technology Co. Ltd. Class A	30,750	245,363
Shenzhen International Holdings Ltd.	269,246	251,293
Shenzhen Investment Ltd.	724,301	81,121
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	15,900	552,271
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	8,600	82,995
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	7,200	30,334
Shenzhen Transsion Holdings Co. Ltd. Class A	13,645	176,568
Shenzhou International Group Holdings Ltd.	228,500	1,823,776
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	17,400	37,945
Shoucheng Holdings Ltd.	712,000	98,991
Shougang Fushan Resources Group Ltd.	252,133	81,470
Shui On Land Ltd.	328,000	28,291
Sichuan Chuantou Energy Co. Ltd. Class A	76,700	180,219
Sichuan Expressway Co. Ltd. Class H	20,000	9,089
Sichuan Road & Bridge Group Co. Ltd. Class A	55,160	54,698
Sieyuan Electric Co. Ltd. Class A	11,100	109,919
Sihuan Pharmaceutical Holdings Group Ltd.	463,000	39,339
Silergy Corp.	89,000	1,095,380
Simcere Pharmaceutical Group Ltd. (a) (d)	178,000	162,694
Sinopec Engineering Group Co. Ltd. Class H	563,000	487,772
Sinopec Kantons Holdings Ltd.	120,000	75,696
Sinopharm Group Co. Ltd. Class H	404,000	1,107,783
Sinotruk Hong Kong Ltd.	174,000	510,714
SITC International Holdings Co. Ltd.	318,000	847,405
Smoore International Holdings Ltd. (a) (d)	613,000	1,049,556
SOHO China Ltd. (b)	353,000	31,356
Spring Airlines Co. Ltd. Class A	11,800	92,693
Security Description	Shares	Value
Sun Art Retail Group Ltd.	1,572,000	$501,878
Sunac China Holdings Ltd. (a) (b)	1,632,000	487,418
Sunac Services Holdings Ltd. (d)	325,000	69,452
Sungrow Power Supply Co. Ltd. Class A	23,380	235,122
Sunny Optical Technology Group Co. Ltd.	196,600	1,742,533
Sunwoda Electronic Co. Ltd. Class A	18,900	57,435
SUPCON Technology Co. Ltd. Class A	22,030	149,047
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	11,100	44,149
Suzhou Maxwell Technologies Co. Ltd. Class A	2,048	29,333
Suzhou TFC Optical Communication Co. Ltd. Class A	7,980	99,306
SY Holdings Group Ltd.	92,500	85,141
TAL Education Group ADR (b)	123,400	1,236,468
TBEA Co. Ltd. Class A	146,900	254,921
TCL Electronics Holdings Ltd.	337,000	275,485
TCL Technology Group Corp. Class A	153,890	105,437
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	81,375	98,317
Tencent Holdings Ltd.	1,712,600	91,935,993
Tencent Music Entertainment Group ADR	192,200	2,181,470
Theme International Holdings Ltd. (a)	750,000	38,620
Tiangong International Co. Ltd.	104,000	25,170
Tianli International Holdings Ltd.	430,000	210,905
Tianneng Power International Ltd. (a)	78,000	82,740
Tianqi Lithium Corp. Class A	15,200	68,324
Tianshui Huatian Technology Co. Ltd. Class A	237,400	375,429
Tingyi Cayman Islands Holding Corp.	480,000	625,339
Tong Ren Tang Technologies Co. Ltd. Class H (a)	51,000	34,075
Tongcheng Travel Holdings Ltd.	306,400	717,883
TongFu Microelectronics Co. Ltd. Class A	89,900	361,853
Tongkun Group Co. Ltd. Class A	12,700	20,413
Tongling Nonferrous Metals Group Co. Ltd. Class A	346,900	152,624
Tongwei Co. Ltd. Class A	46,800	140,945
Topsports International Holdings Ltd. (d)	463,000	177,620

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Towngas Smart Energy Co. Ltd.	104,722	$43,140
TravelSky Technology Ltd. Class H	209,000	279,816
Trina Solar Co. Ltd. Class A	19,751	51,923
Trip.com Group Ltd. (b)	166,300	11,560,579
Tsingtao Brewery Co. Ltd. Class A	9,200	101,405
Tsingtao Brewery Co. Ltd. Class H	182,000	1,330,802
Tuhu Car, Inc. (b) (d)	70,000	162,205
Tuya, Inc. ADR	50,200	89,858
Unigroup Guoxin Microelectronics Co. Ltd. Class A	11,519	100,998
Unisplendour Corp. Ltd. Class A	53,180	201,594
Up Fintech Holding Ltd. ADR (b)	21,800	140,828
Vipshop Holdings Ltd. ADR	86,000	1,158,420
Vnet Group, Inc. ADR (a) (b)	24,100	114,234
VSTECS Holdings Ltd.	136,000	91,041
Wanhua Chemical Group Co. Ltd. Class A	41,400	402,355
Want Want China Holdings Ltd.	1,098,000	644,556
Weibo Corp. ADR	20,110	192,050
Weichai Power Co. Ltd. Class A	79,100	147,609
Weichai Power Co. Ltd. Class H	575,000	879,383
Weihai Guangwei Composites Co. Ltd. Class A	16,320	77,026
Weilong Delicious Global Holdings Ltd.	220,600	204,471
Weimob, Inc. (a) (b) (d)	593,000	249,630
Wens Foodstuff Group Co. Ltd. Class A	85,960	193,312
West China Cement Ltd.	262,000	53,291
Western Securities Co. Ltd. Class A	30,800	34,192
Western Superconducting Technologies Co. Ltd. Class A	6,753	39,388
Wharf Holdings Ltd. (a)	254,000	714,461
Will Semiconductor Co. Ltd. Shanghai Class A	10,935	155,516
Wilmar International Ltd.	463,700	1,053,709
Wingtech Technology Co. Ltd. Class A	15,500	81,876
Wuhan Guide Infrared Co. Ltd. Class A	60,642	61,373
Wuliangye Yibin Co. Ltd. Class A	68,000	1,297,108
WUS Printed Circuit Kunshan Co. Ltd. Class A	13,640	73,667
WuXi AppTec Co. Ltd. Class A	28,200	211,418
Security Description	Shares	Value
WuXi AppTec Co. Ltd. Class H (a) (d)	80,403	$584,809
Wuxi Biologics Cayman, Inc. (b) (d)	939,000	2,122,676
XCMG Construction Machinery Co. Ltd. Class A	112,400	121,410
XD, Inc. (b)	57,400	185,842
Xiamen C & D, Inc. Class A	72,000	103,172
Xiamen Tungsten Co. Ltd. Class A	14,700	38,585
Xiaomi Corp. Class B (b) (d)	4,071,400	18,082,416
Xinhua Winshare Publishing & Media Co. Ltd. Class H	66,000	100,258
Xinjiang Daqo New Energy Co. Ltd. Class A	21,185	69,660
Xinte Energy Co. Ltd. Class H (a) (b)	84,800	81,766
Xinyi Energy Holdings Ltd. (a)	133,882	13,616
Xinyi Glass Holdings Ltd.	372,461	378,313
Xinyi Solar Holdings Ltd. (a)	1,067,811	431,636
XPeng, Inc. Class A (a) (b)	318,900	1,915,137
Xtep International Holdings Ltd.	299,195	217,234
XXF Group Holdings Ltd. (b)	240,000	140,887
Yadea Group Holdings Ltd. (a) (d)	363,870	606,142
Yangzijiang Shipbuilding Holdings Ltd.	781,700	1,713,299
Yankuang Energy Group Co. Ltd. Class A	126,815	244,769
Yankuang Energy Group Co. Ltd. Class H (a)	835,800	962,984
Yanlord Land Group Ltd. (a) (b)	128,800	62,313
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	11,700	58,950
Yeahka Ltd. (a) (b)	28,000	44,336
Yealink Network Technology Corp. Ltd. Class A	11,760	61,831
YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H (b) (d)	38,800	47,751
Yidu Tech, Inc. (b) (d)	613,200	378,121
Yifeng Pharmacy Chain Co. Ltd. Class A	11,618	38,186
Yihai International Holding Ltd.	111,000	215,485
Yihai Kerry Arawana Holdings Co. Ltd. Class A	10,000	44,419
Yixin Group Ltd. (d)	141,000	16,155
Yonyou Network Technology Co. Ltd. Class A (b)	51,830	75,752
Youngor Fashion Co. Ltd. Class A	208,500	252,762
YTO Express Group Co. Ltd. Class A	44,600	86,205
Yuexiu Property Co. Ltd. (a)	397,540	260,491
Yuexiu Transport Infrastructure Ltd.	208,000	103,090

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Yum China Holdings, Inc.	99,700	$4,802,549
Yunnan Aluminium Co. Ltd. Class A	41,400	76,298
Yunnan Baiyao Group Co. Ltd. Class A	12,880	105,177
Yunnan Energy New Material Co. Ltd. Class A	8,000	34,859
Yunnan Yuntianhua Co. Ltd. Class A	19,100	58,017
Yutong Bus Co. Ltd. Class A	34,500	123,968
Zai Lab Ltd. (b)	54,600	146,904
Zai Lab Ltd. ADR (a) (b)	17,795	466,051
Zangge Mining Co. Ltd. Class A	16,400	61,945
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	7,300	213,287
Zhaojin Mining Industry Co. Ltd. Class H (a)	450,500	635,622
Zhejiang China Commodities City Group Co. Ltd. Class A	66,500	121,469
Zhejiang Chint Electrics Co. Ltd. Class A	34,700	110,649
Zhejiang Dahua Technology Co. Ltd. Class A	49,600	108,098
Zhejiang Dingli Machinery Co. Ltd. Class A	8,260	72,592
Zhejiang Expressway Co. Ltd. Class H	452,640	325,730
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	65,200	158,704
Zhejiang Huayou Cobalt Co. Ltd. Class A	18,890	75,287
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	20,600	89,510
Zhejiang Juhua Co. Ltd. Class A	28,100	92,321
Zhejiang Leapmotor Technology Co. Ltd. (b) (d)	118,400	496,131
Zhejiang NHU Co. Ltd. Class A	74,948	224,288
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	21,800	69,811
Zhejiang Supor Co. Ltd. Class A	3,800	27,542
Zhejiang Weiming Environment Protection Co. Ltd. Class A	23,400	68,943
Zhejiang Zheneng Electric Power Co. Ltd. Class A	134,200	103,463
Zheshang Securities Co. Ltd. Class A	21,700	36,179
ZhongAn Online P&C Insurance Co. Ltd. Class H (b) (d)	166,300	252,192
Zhongji Innolight Co. Ltd. Class A	13,300	223,753
Zhongjin Gold Corp. Ltd. Class A	58,800	96,351
Security Description	Shares	Value
Zhongsheng Group Holdings Ltd.	193,000	$346,846
Zhongtai Securities Co. Ltd. Class A	72,500	64,881
Zhongyu Energy Holdings Ltd. (a) (b)	146,000	85,142
Zhou Hei Ya International Holdings Co. Ltd. (d)	202,000	45,507
Zhuzhou CRRC Times Electric Co. Ltd. Class A	2,088	13,629
Zhuzhou CRRC Times Electric Co. Ltd. Class H	121,800	514,298
Zijin Mining Group Co. Ltd. Class A	589,700	1,214,502
Zijin Mining Group Co. Ltd. Class H	1,252,000	2,279,016
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	87,400	86,073
ZTE Corp. Class A	55,000	302,663
ZTE Corp. Class H	220,000	689,629
ZTO Express Cayman, Inc.	109,200	2,126,940
		615,170,401
COLOMBIA — 0.0% (f)
Aris Mining Corp. (b)	58,400	204,656
Bancolombia SA	71,291	608,448
Bancolombia SA ADR	5,003	157,644
Bancolombia SA Preference Shares	89,644	715,843
Cementos Argos SA	83,670	193,718
Frontera Energy Corp.	9,947	59,757
Interconexion Electrica SA ESP	116,011	439,761
		2,379,827
CYPRUS — 0.0% (f)
Atalaya Mining PLC (a)	22,612	101,666
CZECH REPUBLIC — 0.0% (f)
CEZ AS	43,421	1,709,196
Colt CZ Group SE	2,481	68,271
Komercni Banka AS	17,471	610,529
Moneta Money Bank AS (d)	76,336	388,714
Philip Morris CR AS	128	88,345
		2,865,055
DENMARK — 1.6%
ALK-Abello AS (b)	31,176	690,105
Alm Brand AS	216,378	421,951
Ambu AS Class B	43,148	624,449
AP Moller - Maersk AS Class A	703	1,130,658
AP Moller - Maersk AS Class B	1,234	2,052,395
Bavarian Nordic AS (b)	17,542	461,228
Better Collective AS (a) (b)	8,665	87,362
Cadeler AS (b)	77,402	434,125
Carlsberg AS Class B	25,707	2,468,146
cBrain AS	6,793	169,513

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Cementir Holding NV	10,780	$117,989
Chemometec AS	4,698	317,428
Coloplast AS Class B	32,694	3,580,831
D/S Norden AS	5,060	150,239
Danske Bank AS	179,808	5,096,339
Demant AS (b)	23,529	865,724
Dfds AS	10,740	199,745
DSV AS	52,514	11,179,948
FLSmidth & Co. AS	11,386	564,263
Genmab AS (b)	15,601	3,257,068
GN Store Nord AS (b)	31,176	580,254
H Lundbeck AS	75,388	432,547
H Lundbeck AS Class A	11,647	54,017
ISS AS	37,175	679,739
Jyske Bank AS	10,976	779,323
Matas AS	12,409	233,547
Netcompany Group AS (b) (d)	10,664	501,882
Nilfisk Holding AS (b)	3,415	49,507
NKT AS (b)	12,601	903,695
Novo Nordisk AS Class B	831,235	71,696,575
Novonesis (Novozymes) B Class B	91,370	5,175,899
NTG Nordic Transport Group AS (b)	2,507	89,718
Orsted AS (b) (d)	44,634	2,014,720
Pandora AS	21,636	3,957,105
Per Aarsleff Holding AS	4,610	321,348
Ringkjoebing Landbobank AS	6,310	1,057,275
Rockwool AS Class B	2,209	785,780
Royal Unibrew AS	11,896	837,406
Scandinavian Tobacco Group AS (d)	19,269	254,990
Schouw & Co. AS	3,570	267,324
Spar Nord Bank AS	22,983	657,629
Svitzer Group AS (b)	3,408	106,404
Sydbank AS	12,969	684,323
Tryg AS	82,673	1,743,350
Vestas Wind Systems AS (b)	264,729	3,630,050
Zealand Pharma AS (b)	15,737	1,564,916
		132,928,829
EGYPT — 0.0% (f)
Commercial International Bank - Egypt (CIB)	494,266	763,326
Eastern Co. SAE	280,787	162,959
EFG Holding SAE (b)	146,048	59,477
E-Finance for Digital & Financial Investments	84,459	31,122
Talaat Moustafa Group	131,579	144,962
Telecom Egypt Co.	60,241	39,228
		1,201,074
FAEROE ISLANDS — 0.0% (f)
Bakkafrost P	11,724	655,108
FINLAND — 0.6%
Cargotec OYJ Class B	10,055	531,843
Citycon OYJ (a)	19,217	64,185
Security Description	Shares	Value
Elisa OYJ	40,904	$1,770,485
Finnair OYJ (a) (b)	20,643	47,261
Fortum OYJ (a)	119,558	1,673,188
Harvia OYJ	3,684	163,464
Huhtamaki OYJ	25,806	913,784
Kalmar OYJ Class B (b)	10,055	331,559
Kemira OYJ	29,134	588,884
Kempower OYJ (a) (b)	5,722	57,355
Kesko OYJ Class B (a)	75,064	1,415,780
Kojamo OYJ (b)	32,187	313,397
Kone OYJ Class B	90,441	4,407,517
Konecranes OYJ	17,918	1,135,265
Mandatum OYJ	109,971	511,379
Marimekko OYJ	8,480	106,426
Metsa Board OYJ Class B (a)	32,480	142,552
Metso OYJ (a)	165,435	1,539,607
Neste OYJ	114,709	1,451,178
Nokia OYJ (e)	1,406,631	6,220,009
Nokia OYJ (e)	12,368	54,584
Nokian Renkaat OYJ (a)	27,502	209,171
Nordea Bank Abp (e)	681,663	7,435,252
Nordea Bank Abp (e)	157,852	1,721,702
Orion OYJ Class B	28,780	1,274,916
Outokumpu OYJ (a)	95,888	288,443
Puuilo OYJ	18,546	196,269
QT Group OYJ (b)	4,390	305,960
Revenio Group OYJ	3,977	109,461
Sampo OYJ Class A (e)	118,753	4,848,819
Sampo OYJ Class A (b) (e)	12,911	524,034
Stora Enso OYJ Class R (a)	154,890	1,558,290
TietoEVRY OYJ (a)	26,003	458,282
Tokmanni Group Corp. (a)	9,924	124,446
UPM-Kymmene OYJ	141,748	3,896,697
Valmet OYJ (a)	39,281	951,810
Wartsila OYJ Abp	132,571	2,348,720
YIT OYJ (a) (b)	22,823	58,847
		49,750,821
FRANCE — 5.0%
Abivax SA (b)	7,813	54,691
Accor SA	50,598	2,464,625
Aeroports de Paris SA	9,900	1,145,087
Air France-KLM (b)	31,186	262,349
Air Liquide SA	152,987	24,858,960
Airbus SE	155,072	24,854,118
Alstom SA (b)	91,451	2,041,678
Altarea SCA REIT	1,444	144,143
Alten SA	7,893	646,092
Amundi SA (d)	18,307	1,217,033
Antin Infrastructure Partners SA	8,410	96,142
Arkema SA	18,410	1,402,125
Assystem SA	334	16,446
Aubay	1,140	53,121
AXA SA	453,739	16,125,141
Beneteau SACA	8,515	77,768
BioMerieux	11,557	1,238,613

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
BNP Paribas SA	268,795	$16,483,131
Bollore SE	180,061	1,107,532
Bouygues SA	53,592	1,583,814
Bureau Veritas SA	87,002	2,643,257
Canal & France SA (b)	199,610	471,267
Capgemini SE	40,972	6,709,752
Carmila SA REIT	16,368	271,524
Carrefour SA	143,047	2,033,759
Casino Guichard Perrachon SA (b)	26,031	29,500
Cie de Saint-Gobain SA	119,634	10,616,603
Cie des Alpes	3,159	49,591
Cie Generale des Etablissements Michelin SCA	176,199	5,802,040
Clariane SE (b)	28,166	60,898
Coface SA	27,726	412,854
Covivio SA REIT	17,351	876,069
Credit Agricole SA	280,716	3,863,156
Danone SA	165,412	11,154,023
Dassault Aviation SA	5,182	1,058,168
Dassault Systemes SE	176,500	6,122,653
Derichebourg SA	21,744	120,573
Edenred SE	68,247	2,243,765
Eiffage SA	20,972	1,839,822
Elior Group SA (b) (d)	27,606	80,498
Elis SA	52,344	1,024,422
Emeis SA (b)	17,828	111,891
Engie SA	474,082	7,515,862
Equasens	1,458	66,807
Eramet SA	1,844	103,397
Esker SA	1,312	354,317
EssilorLuxottica SA	76,620	18,692,507
Esso SA Francaise	598	67,124
Etablissements Maurel et Prom SA	19,383	114,004
Eurazeo SE	10,839	807,551
Eutelsat Communications SACA (a) (b)	35,649	83,722
Exclusive Networks SA	2,970	58,003
Exosens SAS (b)	4,937	99,331
Fnac Darty SA	3,252	96,141
Forvia SE (e)	36,003	323,600
Forvia SE (a) (e)	5,581	49,951
Gaztransport Et Technigaz SA	9,300	1,238,437
Gecina SA REIT	14,479	1,356,117
Getlink SE	88,598	1,413,305
Hermes International SCA	8,219	19,762,019
ICADE REIT	9,048	215,304
ID Logistics Group SACA (b)	864	339,528
Imerys SA	7,600	221,928
Interparfums SA	6,022	254,420
Ipsen SA	11,431	1,310,334
IPSOS SA	8,842	420,439
JCDecaux SE (b)	14,542	228,283
Kaufman & Broad SA	3,405	115,120
Security Description	Shares	Value
Kering SA	19,563	$4,826,346
Klepierre SA REIT	56,743	1,633,455
La Francaise des Jeux SACA (d)	26,282	1,012,943
Legrand SA	69,165	6,735,179
LISI SA	3,302	75,223
L'Oreal SA	63,381	22,435,967
Louis Hachette Group (b)	199,610	312,111
LVMH Moet Hennessy Louis Vuitton SE	71,966	47,357,966
Manitou BF SA	1,060	18,418
Mercialys SA REIT	24,762	259,231
Mersen SA	4,122	87,928
Metropole Television SA	3,965	46,149
Neoen SA (d)	18,141	746,140
Nexans SA	8,078	871,609
Nexity SA (b)	9,699	130,563
Opmobility	11,639	120,883
Orange SA	492,508	4,910,204
OVH Groupe SAS (b)	7,750	70,019
Pernod Ricard SA	53,451	6,032,988
Peugeot Invest SA	1,682	127,319
Pierre Et Vacances SA (b)	161,476	253,154
Planisware SA (b)	4,180	121,714
Publicis Groupe SA	60,365	6,438,320
Quadient SA	11,950	232,140
Remy Cointreau SA	5,363	324,318
Renault SA	50,377	2,454,381
Rexel SA	63,750	1,623,923
Rubis SCA	22,138	547,423
Safran SA	94,725	20,804,410
Sartorius Stedim Biotech	8,088	1,580,386
SCOR SE	43,781	1,071,725
SEB SA	6,568	595,102
Seche Environnement SACA	2,725	219,249
Societe BIC SA	6,132	405,110
Societe Generale SA	189,969	5,342,723
Sodexo SA	23,377	1,925,658
SOITEC (b)	7,067	637,753
Sopra Steria Group	4,064	719,615
SPIE SA	37,417	1,163,909
Technip Energies NV	45,234	1,203,783
Teleperformance SE	14,417	1,240,882
Television Francaise 1 SA	9,694	73,429
Thales SA	24,442	3,509,189
TotalEnergies SE	567,165	31,344,168
Trigano SA	2,295	290,643
Ubisoft Entertainment SA (b)	25,853	352,036
Unibail-Rodamco-Westfield CDI	34,100	127,100
Unibail-Rodamco-Westfield REIT (b)	29,465	2,218,761
Valeo SE	58,068	559,925
Vallourec SACA (b)	43,266	735,648
Valneva SE (b)	27,004	60,455
Veolia Environnement SA	185,574	5,209,509

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Verallia SA (d)	19,117	$480,638
Vicat SACA	3,900	148,009
Vinci SA	132,209	13,654,648
Virbac SACA	1,106	362,476
Vivendi SE	199,610	531,829
Voltalia SA (b)	7,058	52,110
VusionGroup	1,723	317,046
Wavestone	2,248	99,979
Wendel SE	6,445	620,330
Worldline SA (b) (d)	55,280	485,301
		416,725,793
GEORGIA — 0.0% (f)
Bank of Georgia Group PLC	9,416	555,431
TBC Bank Group PLC	12,346	482,419
		1,037,850
GERMANY — 5.0%
1&1 AG	6,659	86,882
About You Holding SE (b)	5,000	33,498
Adesso SE	472	43,074
adidas AG	43,106	10,598,956
Adtran Networks SE	3,390	70,066
AIXTRON SE	27,546	432,693
Allianz SE	104,232	32,026,223
Amadeus Fire AG	2,182	172,262
Aroundtown SA (b)	196,392	592,904
Atoss Software SE	2,539	300,141
Aurubis AG (a)	8,374	666,568
Auto1 Group SE (b) (d)	25,067	406,298
BASF SE	237,489	10,410,631
Bayer AG	261,411	5,219,909
Bayerische Motoren Werke AG	77,221	6,313,765
Bayerische Motoren Werke AG Preference Shares	14,010	1,049,203
BayWa AG (a) (b)	2,500	27,493
Bechtle AG	21,793	698,713
Beiersdorf AG	26,984	3,464,800
Bilfinger SE	7,505	359,132
Brenntag SE	34,577	2,078,711
CANCOM SE	8,623	207,513
Carl Zeiss Meditec AG	10,710	501,233
Ceconomy AG (b)	43,948	120,075
Cewe Stiftung & Co. KGaA	1,205	129,020
Commerzbank AG	250,303	4,109,205
CompuGroup Medical SE & Co. KGaA	5,359	119,943
Continental AG	29,752	2,004,115
Covestro AG (b)	48,051	2,885,895
CTS Eventim AG & Co. KGaA	17,054	1,441,175
CureVac NV (b)	19,663	61,837
Daimler Truck Holding AG	131,019	5,016,604
Dermapharm Holding SE	3,546	142,742
Deutsche Bank AG	504,228	8,698,472
Deutsche Boerse AG	50,104	11,537,869
Deutsche Lufthansa AG	180,463	1,159,389
Security Description	Shares	Value
Deutsche Pfandbriefbank AG (b) (d)	26,908	$134,003
Deutsche Post AG	271,410	9,578,179
Deutsche Telekom AG	928,785	27,819,860
Deutz AG	27,770	116,407
Douglas AG (b)	5,310	110,961
Dr. Ing hc F Porsche AG Preference Shares (d)	29,678	1,797,857
Draegerwerk AG & Co. KGaA Preference Shares	2,641	127,166
Duerr AG	11,815	262,025
E.ON SE	597,399	6,956,183
Eckert & Ziegler SE	2,965	136,058
Einhell Germany AG Preference Shares	1,161	75,740
Elmos Semiconductor SE	2,710	191,821
Energiekontor AG	1,621	82,308
Evonik Industries AG	75,718	1,315,688
Evotec SE (b)	36,261	308,412
Fielmann Group AG	5,027	215,395
flatexDEGIRO AG	25,766	394,197
Formycon AG (b)	1,736	95,145
Fraport AG Frankfurt Airport Services Worldwide (b)	9,842	598,470
Freenet AG	31,638	902,874
Fresenius Medical Care AG	55,252	2,514,818
Fresenius SE & Co. KGaA (b)	112,521	3,904,393
FUCHS SE Preference Shares	17,927	774,376
GEA Group AG	41,270	2,049,322
Gerresheimer AG	9,191	676,400
GFT Technologies SE	2,760	62,874
Grand City Properties SA (b)	19,669	240,134
Grenke AG	5,049	80,501
Hamborner REIT AG	35,448	230,465
Hannover Rueck SE	16,045	4,016,620
Heidelberg Materials AG	36,263	4,479,254
HelloFresh SE (b)	46,004	558,676
Henkel AG & Co. KGaA	27,936	2,152,223
Henkel AG & Co. KGaA Preference Shares	45,037	3,950,054
Hensoldt AG	18,541	665,961
Hornbach Holding AG & Co. KGaA	5,022	377,722
HUGO BOSS AG	14,058	645,776
Hypoport SE (b)	1,033	181,378
Infineon Technologies AG	347,490	11,338,847
IONOS Group SE (b)	4,158	94,438
Jenoptik AG	11,318	264,586
JOST Werke SE (d)	3,047	143,111
Jungheinrich AG Preference Shares	10,101	269,786
K&S AG	49,623	536,807
KION Group AG	19,201	633,753
Kloeckner & Co. SE	12,637	58,329
Knorr-Bremse AG	19,820	1,438,078
Krones AG	3,783	468,757
Lanxess AG	21,798	532,765

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
LEG Immobilien SE	20,461	$1,734,889
MBB SE	463	47,785
Mercedes-Benz Group AG	199,270	11,105,897
Merck KGaA	34,390	5,002,842
METRO AG	29,607	127,078
Montana Aerospace AG (b) (d)	12,479	197,364
MTU Aero Engines AG	14,322	4,781,870
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	35,592	17,952,323
Mutares SE & Co. KGaA	2,857	71,229
Nagarro SE (b)	1,607	132,188
Nemetschek SE	15,396	1,495,093
Nordex SE (b)	32,951	385,722
Norma Group SE	5,838	90,716
Northern Data AG (a) (b)	2,383	110,289
Patrizia SE	12,942	106,995
Pfeiffer Vacuum Technology AG	891	141,716
PNE AG (a)	8,549	98,086
Porsche Automobil Holding SE Preference Shares	42,515	1,601,446
ProSiebenSat.1 Media SE	32,636	168,062
Puma SE	28,979	1,332,027
Rational AG	1,393	1,192,712
RENK Group AG	28,249	528,599
Rheinmetall AG	11,590	7,402,436
RWE AG	168,238	5,022,487
SAF-Holland SE	8,936	136,916
Salzgitter AG	5,203	85,135
SAP SE	277,857	68,322,553
Sartorius AG Preference Shares	7,167	1,592,211
Schaeffler AG (b)	61,014	267,978
Schott Pharma AG & Co. KGaA	8,414	221,563
Scout24 SE (d)	20,917	1,845,069
Secunet Security Networks AG	245	29,530
SGL Carbon SE (b)	9,210	37,901
Siemens AG	202,227	39,419,865
Siemens Energy AG (b)	170,149	9,027,032
Siemens Healthineers AG (d)	75,037	3,961,131
Siltronic AG	4,127	199,164
Sirius Real Estate Ltd. REIT	359,467	353,404
Sixt SE	2,955	238,558
Sixt SE Preference Shares	3,317	198,288
SMA Solar Technology AG	3,081	43,014
Softwareone Holding AG	27,577	186,198
Stabilus SE	5,052	158,678
STO SE & Co. KGaA Preference Shares	608	67,282
STRATEC SE	1,583	48,848
Stroeer SE & Co. KGaA	7,291	348,198
Suedzucker AG	16,363	175,878
SUSS MicroTec SE	4,539	231,461
Symrise AG	35,320	3,766,403
TAG Immobilien AG (b)	46,868	693,726
Security Description	Shares	Value
Takkt AG	5,349	$42,649
Talanx AG	17,672	1,502,522
TeamViewer SE (b) (d)	46,767	462,295
thyssenkrupp AG	113,230	459,282
Thyssenkrupp Nucera AG & Co. KGaA (b) (d)	5,380	58,935
TUI AG (b)	123,923	1,074,269
United Internet AG	31,049	504,571
Verbio SE	4,111	50,569
Volkswagen AG Preference Shares	54,869	5,060,784
Vonovia SE	197,056	5,996,921
Vossloh AG	1,786	79,617
Wacker Chemie AG	4,947	359,730
Wacker Neuson SE	5,915	89,989
Wuestenrot & Wuerttembergische AG	3,780	45,561
Zalando SE (b) (d)	59,901	2,003,206
		418,022,697
GHANA — 0.0% (f)
Tullow Oil PLC (a) (b)	267,762	71,898
GREECE — 0.1%
Aegean Airlines SA	8,153	85,437
Aktor SA Holding Company Technical & Energy Projects (b)	10,875	54,898
Alpha Services & Holdings SA	652,497	1,092,543
Athens International Airport SA	38,237	316,755
Athens Water Supply & Sewage Co. SA	4,435	27,141
Autohellas Tourist & Trading SA	3,851	40,595
Eurobank Ergasias Services & Holdings SA Class A	685,346	1,582,577
FF Group (b) (c)	122	—
GEK TERNA SA	12,845	245,803
Hellenic Telecommunications Organization SA	41,430	638,363
HELLENiQ ENERGY Holdings SA	20,706	162,095
Holding Co. ADMIE IPTO SA	31,100	82,926
Intralot SA-Integrated Information Systems & Gaming Services (b)	61,387	66,617
Jumbo SA	26,579	703,477
LAMDA Development SA (b)	12,062	91,303
Metlen Energy & Metals SA	25,870	897,947
Motor Oil Hellas Corinth Refineries SA	15,114	323,027
National Bank of Greece SA	306,577	2,431,747
OPAP SA	41,301	671,445
Optima bank SA	13,669	183,156
Piraeus Financial Holdings SA	335,231	1,336,457
Public Power Corp. SA	47,658	608,977
Sarantis SA	9,794	110,342

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Terna Energy SA	12,002	$247,816
		12,001,444
GUATEMALA — 0.0% (f)
Millicom International Cellular SA SDR (b)	25,026	614,254
HONG KONG — 1.1%
AIA Group Ltd.	2,937,400	21,289,481
Alibaba Pictures Group Ltd. (a) (b)	1,680,000	102,730
ASMPT Ltd.	71,900	693,273
Bank of East Asia Ltd.	227,525	288,802
Cafe de Coral Holdings Ltd.	166,000	166,899
Canvest Environmental Protection Group Co. Ltd. (a)	88,000	51,998
China Common Rich Renewable Energy Investments Ltd. (b) (c)	68,000	—
China Huishan Dairy Holdings Co. Ltd. (b) (c)	66,000	—
China Zhongwang Holdings Ltd. (a) (b) (c)	231,200	—
CK Asset Holdings Ltd.	513,181	2,107,438
CK Infrastructure Holdings Ltd.	216,500	1,609,546
CLP Holdings Ltd.	415,500	3,492,833
Concord New Energy Group Ltd.	2,790,000	183,176
Cowell e Holdings, Inc. (b)	46,000	167,586
Dah Sing Banking Group Ltd.	110,000	116,118
Dah Sing Financial Holdings Ltd.	43,600	157,720
DFI Retail Group Holdings Ltd.	351,900	812,889
Digital China Holdings Ltd. (a)	68,000	28,888
Fenbi Ltd. (a) (b)	86,000	28,342
Fortune Real Estate Investment Trust (a)	345,000	177,209
Futu Holdings Ltd. ADR	16,100	1,287,839
Grand Pharmaceutical Group Ltd.	130,000	80,330
Guotai Junan International Holdings Ltd.	757,000	109,146
Gushengtang Holdings Ltd.	28,800	125,315
Hang Lung Properties Ltd.	389,288	312,214
Hang Seng Bank Ltd. (a)	196,200	2,413,366
Henderson Land Development Co. Ltd.	350,466	1,064,759
HKBN Ltd.	666,000	436,401
HKT Trust & HKT Ltd. Stapled Security	1,062,000	1,312,470
Hong Kong & China Gas Co. Ltd.	2,845,101	2,274,484
Hong Kong Exchanges & Clearing Ltd.	322,261	12,230,066
Hongkong Land Holdings Ltd.	291,400	1,296,730
Huabao International Holdings Ltd. (a)	211,000	57,314
Security Description	Shares	Value
Hutchison Port Holdings Trust Stapled Security	883,800	$144,943
Hutchison Telecommunications Hong Kong Holdings Ltd. (a)	346,000	40,979
Hysan Development Co. Ltd.	566,000	862,704
Jardine Matheson Holdings Ltd.	41,500	1,700,255
Johnson Electric Holdings Ltd.	88,968	124,840
Kerry Properties Ltd.	131,500	263,408
Kingboard Laminates Holdings Ltd.	158,500	147,115
Link REIT	669,307	2,830,442
LK Technology Holdings Ltd. (a)	107,500	37,503
Luk Fook Holdings International Ltd. (a)	83,000	153,222
Man Wah Holdings Ltd.	322,000	199,386
Melco International Development Ltd. (a) (b)	139,000	79,807
Melco Resorts & Entertainment Ltd. ADR (b)	52,930	306,465
MTR Corp. Ltd. (a)	559,692	1,952,594
New World Development Co. Ltd. (a)	356,581	236,865
Nine Dragons Paper Holdings Ltd. (a) (b)	242,000	98,134
NWS Holdings Ltd.	284,968	283,943
Orient Overseas International Ltd.	33,000	488,971
Pacific Basin Shipping Ltd.	1,197,000	252,715
PAX Global Technology Ltd.	158,000	109,226
PCCW Ltd.	1,195,471	695,618
Polestar Automotive Holding U.K. PLC Class A, ADR (a) (b)	199,000	208,950
Power Assets Holdings Ltd.	359,500	2,508,371
Prudential PLC	712,443	5,683,719
Realord Group Holdings Ltd. (a) (b)	46,000	43,821
Sino Biopharmaceutical Ltd.	2,997,000	1,234,611
Sino Land Co. Ltd.	923,974	933,734
Skyworth Group Ltd.	136,807	55,829
SmarTone Telecommunications Holdings Ltd.	38,500	20,469
SSY Group Ltd.	204,000	93,754
Stella International Holdings Ltd.	126,500	265,769
Sun Hung Kai Properties Ltd.	370,500	3,560,505
SUNeVision Holdings Ltd.	101,000	55,519
Super Hi International Holding Ltd. (b)	31,000	87,797
Swire Pacific Ltd. Class A	100,500	911,466
Techtronic Industries Co. Ltd.	356,500	4,704,105
United Energy Group Ltd. (a)	1,826,000	83,449
United Laboratories International Holdings Ltd.	228,000	362,783

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Vitasoy International Holdings Ltd.	190,000	$248,997
Viva Goods Co. Ltd.	528,000	41,463
VTech Holdings Ltd.	59,300	403,072
Wasion Holdings Ltd.	300,000	275,362
WH Group Ltd. (d)	2,221,702	1,718,913
Wharf Real Estate Investment Co. Ltd.	397,000	1,014,994
Yue Yuen Industrial Holdings Ltd.	191,500	428,955
Yuexiu Real Estate Investment Trust (a)	571,646	70,647
		90,501,551
HUNGARY — 0.1%
Magyar Telekom Telecommunications PLC	65,543	210,193
MOL Hungarian Oil & Gas PLC	109,480	753,401
OTP Bank Nyrt	59,090	3,228,783
Richter Gedeon Nyrt	33,758	884,093
		5,076,470
INDIA — 6.0%
360 ONE WAM Ltd.	43,589	638,863
3M India Ltd.	571	202,707
Aadhar Housing Finance Ltd. (b)	35,851	176,965
Aarti Drugs Ltd.	780	4,195
Aarti Industries Ltd.	40,656	194,723
Aarti Pharmalabs Ltd.	7,697	61,696
Aavas Financiers Ltd. (b)	9,773	191,724
ABB India Ltd.	12,843	1,036,913
Action Construction Equipment Ltd.	7,575	133,373
Adani Enterprises Ltd.	50,947	1,504,748
Adani Green Energy Ltd. (b)	78,218	950,799
Adani Ports & Special Economic Zone Ltd.	136,147	1,957,753
Adani Power Ltd. (b)	178,480	1,103,751
Aditya Birla Fashion & Retail Ltd. (b)	76,383	249,766
Aditya Birla Real Estate Ltd.	10,983	321,823
Aditya Birla Sun Life Asset Management Co. Ltd.	21,077	205,997
Aditya Vision Ltd. (d)	16,722	99,486
Advanced Enzyme Technologies Ltd.	14,465	58,856
Aegis Logistics Ltd.	34,324	328,752
Aether Industries Ltd. (b)	6,195	64,180
Affle India Ltd. (b)	11,294	235,243
AGI Greenpac Ltd.	4,288	56,123
Ahluwalia Contracts India Ltd.	19,094	228,768
AIA Engineering Ltd.	9,606	381,783
Ajanta Pharma Ltd.	10,636	364,274
Akzo Nobel India Ltd.	1,862	78,051
Alembic Pharmaceuticals Ltd.	7,522	93,680
Alkem Laboratories Ltd.	12,341	812,112
Security Description	Shares	Value
Alkyl Amines Chemicals	4,612	$94,921
Allcargo Logistics Ltd.	42,480	24,923
Alok Industries Ltd. (b)	359,427	88,247
Amara Raja Energy & Mobility Ltd.	23,540	329,933
Amber Enterprises India Ltd. (b)	3,821	329,711
Ambuja Cements Ltd.	201,569	1,261,487
AMI Organics Ltd.	10,284	258,122
Anand Rathi Wealth Ltd.	3,535	162,850
Anant Raj Ltd.	33,707	336,760
Angel One Ltd.	10,400	356,125
Anup Engineering Ltd.	4,040	165,097
Anupam Rasayan India Ltd.	4,390	37,030
Apar Industries Ltd.	4,746	571,956
APL Apollo Tubes Ltd.	49,903	914,110
Apollo Hospitals Enterprise Ltd.	26,875	2,290,396
Apollo Tyres Ltd.	67,212	415,611
Aptus Value Housing Finance India Ltd.	70,063	236,875
Archean Chemical Industries Ltd.	11,740	91,814
Arvind Fashions Ltd.	8,117	48,713
Arvind Ltd.	14,620	70,083
Asahi India Glass Ltd.	8,757	78,013
Ashok Leyland Ltd.	337,408	869,001
Ashoka Buildcon Ltd. (b)	35,842	130,271
Asian Paints Ltd.	101,805	2,712,798
Aster DM Healthcare Ltd. (d)	58,145	349,052
Astra Microwave Products Ltd.	18,767	168,240
Astral Ltd.	31,348	604,981
AstraZeneca Pharma India Ltd.	1,288	109,901
Atul Ltd.	3,871	314,692
AU Small Finance Bank Ltd. (d)	84,209	549,926
AurionPro Solutions Ltd.	5,145	102,829
Aurobindo Pharma Ltd.	60,612	944,787
Avanti Feeds Ltd.	15,964	127,123
Avenue Supermarts Ltd. (b) (d)	42,453	1,766,203
Axis Bank Ltd.	641,084	7,972,576
Azad Engineering Ltd. (b)	6,010	120,900
Bajaj Auto Ltd.	18,767	1,928,701
Bajaj Electricals Ltd.	14,427	129,342
Bajaj Finance Ltd.	72,424	5,771,841
Bajaj Finserv Ltd.	98,973	1,812,788
Bajaj Holdings & Investment Ltd.	7,352	1,020,763
Balaji Amines Ltd.	1,401	29,238
Balkrishna Industries Ltd.	16,997	577,746
Balrampur Chini Mills Ltd.	48,159	298,020
Bandhan Bank Ltd. (d)	178,088	330,866
Bank of Baroda	273,926	769,653
BASF India Ltd.	5,048	328,005
Bata India Ltd.	15,134	243,042

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Bayer CropScience Ltd.	2,859	$185,369
BEML Ltd.	2,700	128,316
Bharat Bijlee Ltd.	1,572	68,887
Bharat Dynamics Ltd.	23,134	303,409
Bharat Electronics Ltd.	943,889	3,231,970
Bharat Forge Ltd.	71,849	1,090,570
Bharat Heavy Electricals Ltd.	235,895	632,075
Bharat Petroleum Corp. Ltd.	402,867	1,376,163
Bharti Airtel Ltd.	684,590	12,696,065
Bikaji Foods International Ltd.	20,835	189,687
Biocon Ltd.	155,067	661,736
Birla Corp. Ltd.	3,296	47,642
Birlasoft Ltd.	30,216	197,767
BLS International Services Ltd.	24,283	136,995
Blue Dart Express Ltd.	2,241	182,378
Blue Star Ltd.	39,141	977,979
Bombay Burmah Trading Co.	6,225	154,193
Borosil Renewables Ltd. (b)	17,601	115,221
Bosch Ltd.	2,000	796,606
Brigade Enterprises Ltd.	40,871	593,394
Britannia Industries Ltd.	32,006	1,780,515
Brookfield India Real Estate Trust REIT (d)	45,270	145,258
BSE Ltd.	17,669	1,099,058
Campus Activewear Ltd. (b)	34,776	131,100
Can Fin Homes Ltd.	16,939	150,230
Canara Bank	594,342	695,046
Caplin Point Laboratories Ltd.	3,390	99,017
Carborundum Universal Ltd.	26,411	394,759
Castrol India Ltd.	124,256	286,527
CCL Products India Ltd.	16,929	146,750
CE Info Systems Ltd.	4,160	77,208
Ceat Ltd.	4,931	186,170
Cello World Ltd.	30,000	265,139
Central Depository Services India Ltd.	30,005	616,353
Century Plyboards India Ltd.	8,003	69,019
Cera Sanitaryware Ltd.	1,151	102,000
CESC Ltd.	147,320	319,939
CG Power & Industrial Solutions Ltd.	163,594	1,391,090
Chalet Hotels Ltd. (b)	20,715	235,716
Chambal Fertilisers & Chemicals Ltd.	42,504	245,228
Chemplast Sanmar Ltd. (b)	18,532	108,263
Chennai Petroleum Corp. Ltd.	14,824	108,357
Cholamandalam Financial Holdings Ltd.	22,915	374,410
Cholamandalam Investment & Finance Co. Ltd.	123,156	1,705,998
CIE Automotive India Ltd.	24,860	136,694
Cipla Ltd.	139,307	2,487,923
City Union Bank Ltd.	109,083	219,571
Clean Science & Technology Ltd.	5,682	94,448
CMS Info Systems Ltd.	54,945	314,760
Security Description	Shares	Value
Coal India Ltd.	482,026	$2,162,857
Coforge Ltd.	17,744	2,002,709
Colgate-Palmolive India Ltd.	40,980	1,283,124
Computer Age Management Services Ltd.	9,859	584,467
Concord Biotech Ltd.	8,583	221,633
Container Corp. of India Ltd.	73,454	676,080
Coromandel International Ltd.	24,937	547,579
Craftsman Automation Ltd.	1,513	95,168
CreditAccess Grameen Ltd.	11,804	122,233
CRISIL Ltd.	3,874	301,051
Crompton Greaves Consumer Electricals Ltd.	158,563	733,051
Cummins India Ltd.	37,300	1,426,409
Cyient Ltd.	29,605	635,351
Dabur India Ltd.	155,395	920,241
Data Patterns India Ltd.	3,976	114,742
DCB Bank Ltd.	61,502	86,944
Deepak Fertilisers & Petrochemicals Corp. Ltd.	15,052	210,351
Deepak Nitrite Ltd.	11,783	343,290
Delhivery Ltd. (b)	141,340	571,460
Devyani International Ltd. (b)	73,359	156,334
Divi's Laboratories Ltd.	31,164	2,220,006
Dixon Technologies India Ltd.	8,641	1,810,312
DLF Ltd.	197,744	1,905,290
Doms Industries Ltd.	4,257	130,345
Dr. Lal PathLabs Ltd. (d)	7,802	273,427
Dr. Reddy's Laboratories Ltd.	157,087	2,547,667
Easy Trip Planners Ltd. (b)	238,670	44,214
eClerx Services Ltd.	5,092	207,180
Edelweiss Financial Services Ltd.	131,214	189,724
Eicher Motors Ltd.	35,172	1,980,942
EID Parry India Ltd. (b)	22,968	239,744
EIH Ltd.	39,305	192,752
Elecon Engineering Co. Ltd.	16,652	123,411
Electrosteel Castings Ltd.	67,672	110,100
Elgi Equipments Ltd.	42,308	286,521
Emami Ltd.	51,808	363,536
Embassy Office Parks REIT	227,754	982,989
eMudhra Ltd.	10,643	116,277
Endurance Technologies Ltd. (d)	7,581	190,384
Engineers India Ltd.	51,740	109,996
Epigral Ltd.	4,488	99,402
EPL Ltd.	55,375	167,845
Equinox India Developments Ltd. (b)	79,569	107,689
Equitas Small Finance Bank Ltd. (d)	93,926	70,236
Eris Lifesciences Ltd. (b) (d)	13,798	221,393
ESAB India Ltd.	1,292	88,888
Eureka Forbes Ltd. (b)	22,400	151,542
Exide Industries Ltd.	109,934	534,879
FDC Ltd.	14,730	85,931
Federal Bank Ltd.	416,011	971,929

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Fine Organic Industries Ltd.	2,063	$107,468
Fineotex Chemical Ltd.	22,371	86,282
Finolex Cables Ltd.	12,388	171,031
Finolex Industries Ltd.	49,960	146,792
Firstsource Solutions Ltd.	73,940	324,731
Five-Star Business Finance Ltd. (b)	58,264	526,606
Force Motors Ltd.	785	59,714
Fortis Healthcare Ltd.	145,058	1,219,664
G R Infraprojects Ltd. (b)	4,337	74,515
Gabriel India Ltd.	10,163	56,267
GAIL India Ltd.	578,434	1,290,322
GAIL India Ltd. GDR	2,133	28,369
Galaxy Surfactants Ltd.	4,286	126,094
Garden Reach Shipbuilders & Engineers Ltd.	7,578	143,074
Garware Hi-Tech Films Ltd.	2,686	157,117
Garware Technical Fibres Ltd.	2,402	133,480
Gateway Distriparks Ltd.	193,785	180,988
GE Vernova T&D India Ltd.	27,967	678,124
Genus Power Infrastructures Ltd.	13,587	60,917
GHCL Ltd.	17,282	146,046
Gillette India Ltd.	1,538	171,617
Gland Pharma Ltd. (d)	9,193	191,062
GlaxoSmithKline Pharmaceuticals Ltd.	13,934	366,498
Glenmark Pharmaceuticals Ltd.	29,912	562,192
Global Health Ltd. (b)	18,187	229,107
GMM Pfaudler Ltd.	9,623	132,469
GMR Airports Ltd. (b)	749,882	688,099
GMR Power & Urban Infra Ltd. (b)	63,291	89,355
Go Digit General Insurance Ltd. (b)	91,903	341,414
Go Fashion India Ltd. (b)	5,755	63,648
Godawari Power & Ispat Ltd.	50,440	119,057
Godfrey Phillips India Ltd.	2,050	125,176
Godrej Consumer Products Ltd.	113,128	1,429,795
Godrej Industries Ltd. (b)	10,074	137,224
Godrej Properties Ltd. (b)	52,187	1,698,548
Gokaldas Exports Ltd. (b)	9,033	119,468
Granules India Ltd.	35,288	244,132
Graphite India Ltd.	21,792	143,891
Grasim Industries Ltd.	72,661	2,073,137
Gravita India Ltd.	7,983	203,226
Great Eastern Shipping Co. Ltd.	21,188	238,079
Greenpanel Industries Ltd.	9,124	40,305
Grindwell Norton Ltd.	8,986	201,512
Gujarat Alkalies & Chemicals Ltd.	5,525	48,630
Gujarat Ambuja Exports Ltd.	32,996	47,983
Gujarat Fluorochemicals Ltd.	6,008	292,324
Gujarat Gas Ltd.	56,712	330,347
Security Description	Shares	Value
Gujarat Mineral Development Corp. Ltd.	16,654	$62,598
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	17,288	112,879
Gujarat Pipavav Port Ltd.	38,312	81,570
Gujarat State Fertilizers & Chemicals Ltd.	54,769	126,435
Gujarat State Petronet Ltd.	68,783	290,754
Gulf Oil Lubricants India Ltd.	6,360	90,352
Happiest Minds Technologies Ltd.	62,461	536,050
Happy Forgings Ltd.	10,380	121,060
Havells India Ltd.	67,785	1,326,267
HBL Engineering Ltd.	36,431	264,614
HCL Technologies Ltd.	259,927	5,821,308
HDFC Asset Management Co. Ltd. (d)	25,525	1,251,910
HDFC Bank Ltd.	1,504,428	31,153,000
HDFC Life Insurance Co. Ltd. (d)	257,117	1,853,137
HealthCare Global Enterprises Ltd. (b)	45,794	261,642
HEG Ltd.	18,880	112,512
HeidelbergCement India Ltd.	37,912	92,024
Hemisphere Properties India Ltd. (b)	27,192	55,233
Heritage Foods Ltd.	15,060	85,235
Hero MotoCorp Ltd.	28,665	1,393,043
HFCL Ltd.	142,338	187,254
Hikal Ltd.	25,641	116,953
Himadri Speciality Chemical Ltd.	53,420	364,832
Hindalco Industries Ltd.	352,832	2,482,821
Hinduja Global Solutions Ltd.	2,649	21,498
Hindustan Aeronautics Ltd.	51,779	2,527,057
Hindustan Construction Co. Ltd. (b)	341,621	150,951
Hindustan Copper Ltd.	78,195	226,464
Hindustan Petroleum Corp. Ltd.	256,879	1,226,430
Hindustan Unilever Ltd.	211,671	5,752,892
Home First Finance Co. India Ltd. (d)	7,472	92,124
Honasa Consumer Ltd. (b)	41,484	123,657
ICICI Bank Ltd.	1,275,306	19,091,512
ICICI Bank Ltd. ADR	61,022	1,822,117
ICICI Lombard General Insurance Co. Ltd. (d)	65,865	1,375,365
ICICI Prudential Life Insurance Co. Ltd. (d)	84,256	644,465
ICICI Securities Ltd. (d)	17,119	171,233
ICRA Ltd.	1,500	111,885
IDFC First Bank Ltd. (b)	1,317,471	971,633
IFCI Ltd. (b)	143,583	104,416
IIFL Capital Services Ltd.	29,851	114,259
IIFL Finance Ltd.	77,886	376,176
India Cements Ltd. (b)	20,093	88,327

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
IndiaMart InterMesh Ltd. (d)	6,304	$165,586
Indian Energy Exchange Ltd. (d)	81,444	172,927
Indian Hotels Co. Ltd.	224,611	2,302,287
Indian Oil Corp. Ltd.	667,401	1,063,383
Indian Railway Catering & Tourism Corp. Ltd.	63,341	582,185
Indigo Paints Ltd.	8,191	134,140
Indraprastha Gas Ltd.	69,621	338,006
Indus Towers Ltd. (b)	280,520	1,119,934
IndusInd Bank Ltd.	82,085	920,575
Infibeam Avenues Ltd.	178,156	54,146
Info Edge India Ltd.	19,038	1,929,567
Infosys Ltd.	786,541	17,271,724
Infosys Ltd. ADR (a)	95,961	2,103,465
Ingersoll Rand India Ltd.	1,826	89,032
Inox Green Energy Services Ltd. (b)	40,650	83,951
Inox Wind Energy Ltd. (b)	704	83,425
Inox Wind Ltd. (b)	182,254	385,354
Intellect Design Arena Ltd.	15,544	173,562
InterGlobe Aviation Ltd. (b) (d)	55,856	2,971,277
ION Exchange India Ltd.	14,879	114,216
Ipca Laboratories Ltd.	33,404	661,418
IRB Infrastructure Developers Ltd.	304,187	203,375
IRCON International Ltd. (d)	48,823	122,614
ITC Ltd.	875,384	4,945,228
ITD Cementation India Ltd.	33,354	209,656
J Kumar Infraprojects Ltd.	9,945	88,631
Jai Balaji Industries Ltd. (b)	11,726	123,028
Jai Corp. Ltd.	12,329	47,040
Jaiprakash Associates Ltd. (b)	283,462	20,362
Jaiprakash Power Ventures Ltd. (b)	619,202	128,015
Jammu & Kashmir Bank Ltd.	101,914	120,015
Jamna Auto Industries Ltd.	45,141	51,313
JB Chemicals & Pharmaceuticals Ltd.	14,130	304,365
JBM Auto Ltd.	4,369	77,951
Jindal Saw Ltd.	45,120	153,573
Jindal Stainless Ltd.	87,428	714,017
Jindal Steel & Power Ltd.	114,554	1,245,307
Jio Financial Services Ltd. (b)	742,596	2,590,862
JK Cement Ltd.	6,371	341,970
JK Lakshmi Cement Ltd.	11,934	116,547
JK Paper Ltd.	22,191	107,516
JK Tyre & Industries Ltd.	18,272	82,926
JM Financial Ltd.	51,311	77,913
JSW Energy Ltd.	117,854	884,658
JSW Holdings Ltd. (b)	1,086	194,668
JSW Steel Ltd.	145,575	1,532,883
Jubilant Foodworks Ltd.	91,436	766,935
Jubilant Ingrevia Ltd.	24,429	234,849
Jubilant Pharmova Ltd.	16,358	211,168
Jupiter Life Line Hospitals Ltd.	10,000	182,541
Jupiter Wagons Ltd.	21,175	123,901
Security Description	Shares	Value
Just Dial Ltd. (b)	11,761	$136,480
Jyothy Labs Ltd.	61,772	286,515
Kajaria Ceramics Ltd.	23,178	313,760
Kalpataru Projects International Ltd.	20,665	313,111
Kalyan Jewellers India Ltd.	112,014	1,002,534
Kansai Nerolac Paints Ltd.	41,371	128,056
Karnataka Bank Ltd.	32,458	81,333
Karur Vysya Bank Ltd.	105,611	267,846
Kaveri Seed Co. Ltd.	10,556	107,688
Kaynes Technology India Ltd. (b)	5,402	468,012
KEC International Ltd.	26,603	372,506
KEI Industries Ltd.	14,064	728,820
Keystone Realtors Ltd. (b)	10,000	78,778
Kfin Technologies Ltd.	32,228	578,675
Kirloskar Brothers Ltd.	9,215	222,185
Kirloskar Ferrous Industries Ltd.	9,006	67,266
Kirloskar Oil Engines Ltd.	17,620	211,396
Kirloskar Pneumatic Co. Ltd.	6,775	121,630
KNR Constructions Ltd.	18,235	73,727
Kotak Mahindra Bank Ltd.	323,356	6,745,762
KPI Green Energy Ltd. (d)	8,918	84,911
KPIT Technologies Ltd.	36,183	619,027
KPR Mill Ltd.	16,718	194,140
KRBL Ltd.	19,504	68,492
Krishna Institute of Medical Sciences Ltd. (b) (d)	73,955	516,565
KSB Ltd.	20,405	183,115
L&T Finance Ltd.	129,907	205,800
Larsen & Toubro Ltd.	187,196	7,888,191
Larsen & Toubro Ltd. GDR	4,121	173,082
Latent View Analytics Ltd. (b)	15,177	86,775
Laurus Labs Ltd. (d)	85,418	601,322
Laxmi Organic Industries Ltd.	11,013	31,091
Lemon Tree Hotels Ltd. (b) (d)	83,296	148,819
LIC Housing Finance Ltd.	66,219	462,569
Lloyds Engineering Works Ltd.	266,835	239,458
LMW Ltd.	1,452	299,747
LT Foods Ltd.	25,939	126,978
LTIMindtree Ltd. (d)	25,366	1,655,014
Lupin Ltd.	52,718	1,450,559
Macrotech Developers Ltd. (d)	79,722	1,293,785
Magellanic Cloud Ltd.	50,000	42,598
Mahanagar Gas Ltd.	7,097	106,471
Maharashtra Seamless Ltd.	4,344	35,566
Mahindra & Mahindra Financial Services Ltd.	99,854	309,020
Mahindra & Mahindra Ltd.	247,679	8,699,485
Mahindra & Mahindra Ltd. GDR	6,375	225,675
Mahindra Holidays & Resorts India Ltd. (b)	10,616	44,342
Mahindra Lifespace Developers Ltd.	26,697	144,534
Mahindra Logistics Ltd. (d)	18,959	84,184

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Manappuram Finance Ltd.	96,454	$212,311
Mankind Pharma Ltd. (b)	31,924	1,074,055
Marico Ltd.	140,640	1,050,524
Marksans Pharma Ltd.	38,479	133,329
Maruti Suzuki India Ltd.	32,735	4,151,783
MAS Financial Services Ltd. (d)	45,000	144,702
Mastek Ltd.	1,831	63,690
Max Estates Ltd. (b)	12,723	84,306
Max Financial Services Ltd. (b)	72,216	939,585
Max Healthcare Institute Ltd.	205,474	2,707,573
Medplus Health Services Ltd. (b)	17,531	170,132
Metropolis Healthcare Ltd. (b) (d)	6,336	153,686
Minda Corp. Ltd.	26,995	154,345
Mindspace Business Parks REIT (d)	62,000	261,669
Mishra Dhatu Nigam Ltd. (d)	17,132	67,516
MOIL Ltd.	18,522	71,664
Moschip Technologies Ltd. (b)	34,722	83,040
Motherson Sumi Wiring India Ltd.	307,234	209,000
Motilal Oswal Financial Services Ltd.	45,896	511,315
Mphasis Ltd.	34,318	1,141,291
MRF Ltd.	700	1,068,104
Mrs Bectors Food Specialities Ltd.	6,235	119,334
MTAR Technologies Ltd. (b)	3,432	66,474
Multi Commodity Exchange of India Ltd.	5,986	435,880
Muthoot Finance Ltd.	36,872	919,994
Narayana Hrudayalaya Ltd.	15,069	224,027
Natco Pharma Ltd.	23,303	377,606
National Aluminium Co. Ltd.	208,978	516,747
Nava Ltd.	15,382	177,592
Navin Fluorine International Ltd.	7,281	276,038
Nazara Technologies Ltd. (b)	7,862	93,071
NBCC India Ltd.	218,007	236,688
NCC Ltd.	72,749	232,742
Neogen Chemicals Ltd.	8,049	209,762
NESCO Ltd.	5,149	57,956
Nestle India Ltd.	84,768	2,148,613
Netweb Technologies India Ltd.	3,206	102,068
Network18 Media & Investments Ltd. (b)	187,787	156,873
Neuland Laboratories Ltd.	2,452	393,053
Newgen Software Technologies Ltd.	11,820	234,954
NHPC Ltd.	832,846	784,948
NIIT Learning Systems Ltd.	10,587	55,752
Nippon Life India Asset Management Ltd. (d)	29,174	247,735
NLC India Ltd.	80,208	233,090
Security Description	Shares	Value
NMDC Ltd.	694,878	$535,035
NMDC Steel Ltd. (b)	233,438	117,655
NOCIL Ltd.	25,046	71,294
NTPC Ltd.	1,129,690	4,398,618
Nuvama Wealth Management Ltd.	1,464	118,407
Nuvoco Vistas Corp. Ltd. (b)	27,030	110,581
Oberoi Realty Ltd.	36,337	981,069
Oil & Natural Gas Corp. Ltd.	822,785	2,299,296
Oil India Ltd.	114,375	575,457
Olectra Greentech Ltd.	8,306	140,340
One 97 Communications Ltd. (b)	84,163	1,000,602
Onesource Speciality Pharma Ltd. (b)	13,121	247,052
Oracle Financial Services Software Ltd.	5,661	845,671
Orchid Pharma Ltd. (b)	6,192	130,695
Orient Cement Ltd.	15,432	61,826
Orient Electric Ltd.	60,256	163,939
Orissa Minerals Development Co. Ltd. (b)	1,198	99,399
Page Industries Ltd.	1,452	805,839
Paisalo Digital Ltd.	80,392	46,932
Paradeep Phosphates Ltd. (d)	95,134	122,488
Patel Engineering Ltd. (b)	93,182	56,564
PB Fintech Ltd. (b)	84,168	2,073,238
PCBL Ltd.	36,013	189,290
PDS Ltd.	7,418	50,159
Persistent Systems Ltd.	28,984	2,186,214
Petronet LNG Ltd.	222,695	900,521
PG Electroplast Ltd.	61,890	708,874
Phoenix Mills Ltd.	69,556	1,327,526
PI Industries Ltd.	17,687	761,421
Piccadily Agro Industries Ltd. (b)	11,123	118,169
Pidilite Industries Ltd.	40,708	1,380,925
Piramal Enterprises Ltd.	19,534	252,053
Piramal Pharma Ltd.	119,525	371,711
PNB Housing Finance Ltd. (b) (d)	45,371	465,137
PNC Infratech Ltd.	33,089	128,914
Poly Medicure Ltd.	5,840	178,395
Polycab India Ltd.	14,292	1,214,016
Poonawalla Fincorp Ltd.	45,161	165,819
Power Finance Corp. Ltd.	390,092	2,043,553
Power Grid Corp. of India Ltd.	1,184,588	4,271,304
Power Mech Projects Ltd.	1,590	47,730
Praj Industries Ltd.	25,237	242,056
Prestige Estates Projects Ltd.	56,000	1,108,046
Prince Pipes & Fittings Ltd.	6,821	34,203
Prism Johnson Ltd. (b)	80,004	158,898
Procter & Gamble Health Ltd.	2,760	168,863
Protean eGov Technologies Ltd.	5,427	122,693
Prudent Corporate Advisory Services Ltd.	3,900	124,504

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
PTC India Ltd.	38,684	$65,508
PTC Industries Ltd. (b)	968	152,171
Punjab National Bank	497,300	597,013
PVR Inox Ltd. (b)	18,230	277,856
Quess Corp. Ltd. (d)	16,116	124,606
Radico Khaitan Ltd.	16,248	494,554
Rail Vikas Nigam Ltd.	118,327	584,215
Railtel Corp. of India Ltd.	24,807	117,075
Rain Industries Ltd.	24,232	47,910
Rainbow Children's Medicare Ltd.	10,076	176,484
Rajesh Exports Ltd. (b)	22,883	61,641
Rallis India Ltd.	37,687	130,299
Ramco Cements Ltd.	86,307	973,469
Ramkrishna Forgings Ltd.	19,766	206,367
Rashtriya Chemicals & Fertilizers Ltd.	31,905	64,769
Rategain Travel Technologies Ltd. (b)	8,592	72,774
Ratnamani Metals & Tubes Ltd.	8,015	297,542
RattanIndia Enterprises Ltd. (b)	74,954	55,699
RattanIndia Power Ltd. (b)	818,293	130,562
Raymond Lifestyle Ltd. (b)	7,495	184,211
Raymond Ltd.	9,369	183,465
RBL Bank Ltd. (d)	140,013	258,394
REC Ltd.	346,903	2,028,814
Redington Ltd.	131,552	307,423
Redtape Ltd. (b)	12,180	124,277
Relaxo Footwears Ltd.	21,337	154,519
Reliance Industries Ltd.	1,571,793	22,314,591
Reliance Industries Ltd. GDR (d)	13,202	749,874
Reliance Infrastructure Ltd. (b)	43,180	153,401
Reliance Power Ltd. (b)	554,969	276,144
Religare Enterprises Ltd. (b)	19,084	61,043
Restaurant Brands Asia Ltd. (b)	91,563	90,778
Rhi Magnesita India Ltd.	12,401	72,873
RITES Ltd.	17,762	60,508
Rolex Rings Ltd. (b)	3,943	84,710
Rossari Biotech Ltd.	5,092	46,225
Route Mobile Ltd.	14,597	237,479
RR Kabel Ltd.	6,655	111,908
Safari Industries India Ltd.	6,074	184,585
Sammaan Capital Ltd.	83,213	146,834
Samvardhana Motherson International Ltd.	838,883	1,529,736
Sandur Manganese & Iron Ores Ltd.	16,778	80,986
Sanofi Consumer Healthcare India Ltd. (b)	1,905	109,640
Sanofi India Ltd.	1,905	136,236
Sansera Engineering Ltd. (d)	5,139	89,429
Sapphire Foods India Ltd. (b)	26,320	101,297
Sarda Energy & Minerals Ltd.	27,858	157,050
Security Description	Shares	Value
Saregama India Ltd.	20,856	$112,741
SBI Cards & Payment Services Ltd.	63,641	493,473
SBI Life Insurance Co. Ltd. (d)	119,392	1,938,972
Schneider Electric Infrastructure Ltd. (b)	11,065	99,084
Senco Gold Ltd.	7,782	97,491
Shakti Pumps India Ltd.	12,552	156,523
Sheela Foam Ltd. (b)	4,012	46,466
Shilpa Medicare Ltd. (b)	14,606	139,127
Shipping Corp. of India Ltd.	34,905	85,177
Shivalik Bimetal Controls Ltd.	14,472	97,273
Shoppers Stop Ltd. (b)	5,875	41,365
Shree Cement Ltd.	2,013	604,137
Shree Renuka Sugars Ltd. (b)	278,535	128,411
Shriram Finance Ltd.	74,103	2,500,704
Shyam Metalics & Energy Ltd.	10,105	86,091
Siemens Ltd.	23,128	1,765,672
SIS Ltd. (b)	23,573	99,371
SJVN Ltd.	167,486	204,257
SKF India Ltd.	5,041	263,686
Sobha Ltd.	12,486	229,948
Solar Industries India Ltd.	7,309	835,218
Sona Blw Precision Forgings Ltd. (d)	123,084	855,124
Sonata Software Ltd.	34,016	238,153
South Indian Bank Ltd.	321,753	94,030
Spandana Sphoorty Financial Ltd. (b)	3,390	13,106
SpiceJet Ltd. (b)	267,689	173,220
SRF Ltd.	32,038	837,476
Star Cement Ltd. (b)	37,879	102,744
Star Health & Allied Insurance Co. Ltd. (b)	39,916	221,438
State Bank of India	441,602	4,100,410
State Bank of India GDR (a)	1,020	94,452
Sterling & Wilson Renewable (b)	22,078	118,341
Sterlite Technologies Ltd. (b)	54,517	72,956
Strides Pharma Science Ltd.	26,243	202,124
Sula Vineyards Ltd.	7,633	37,156
Sumitomo Chemical India Ltd.	23,333	145,181
Sun Pharma Advanced Research Co. Ltd. (b)	24,610	57,649
Sun Pharmaceutical Industries Ltd.	244,470	5,386,471
Sun TV Network Ltd.	29,907	238,711
Sundaram Finance Ltd.	18,427	891,866
Sundram Fasteners Ltd.	23,040	285,047
Sunteck Realty Ltd.	14,806	87,827
Suprajit Engineering Ltd.	9,636	51,706
Supreme Industries Ltd.	17,697	971,639
Supreme Petrochem Ltd.	18,536	144,064
Surya Roshni Ltd.	6,039	41,945
Suven Pharmaceuticals Ltd. (b)	27,543	366,350
Suzlon Energy Ltd. (b)	2,516,104	1,828,585

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Swan Energy Ltd.	24,775	$208,123
Symphony Ltd.	3,877	60,937
Syngene International Ltd. (d)	46,693	468,191
Syrma SGS Technology Ltd.	11,041	76,107
Tamilnad Mercantile Bank Ltd.	32,342	170,713
Tanla Platforms Ltd.	13,455	105,635
TARC Ltd. (b)	36,546	75,364
Tata Chemicals Ltd.	31,013	381,152
Tata Communications Ltd.	25,743	512,191
Tata Consultancy Services Ltd.	238,967	11,429,497
Tata Consumer Products Ltd.	159,481	1,703,900
Tata Elxsi Ltd.	8,660	687,484
Tata Investment Corp. Ltd.	2,223	177,843
Tata Motors Ltd.	552,608	4,777,420
Tata Power Co. Ltd.	417,419	1,913,188
Tata Steel Ltd.	1,935,769	3,121,378
Tata Steel Ltd. GDR	1,300	20,540
Tata Teleservices Maharashtra Ltd. (b)	113,291	99,894
TD Power Systems Ltd.	66,868	352,289
TeamLease Services Ltd. (b)	3,329	113,969
Tech Mahindra Ltd.	140,722	2,804,455
Techno Electric & Engineering Co. Ltd.	10,157	186,344
Tejas Networks Ltd. (b) (d)	19,541	270,631
Texmaco Rail & Engineering Ltd.	25,872	58,559
Thermax Ltd.	12,093	570,617
Thomas Cook India Ltd.	64,700	148,416
Tilaknagar Industries Ltd.	21,753	107,287
Time Technoplast Ltd.	63,531	366,283
Timken India Ltd.	10,804	393,955
Tips Music Ltd.	33,251	295,638
Titagarh Rail System Ltd.	18,197	234,823
Titan Co. Ltd.	92,567	3,517,360
Torrent Pharmaceuticals Ltd.	24,208	950,082
Torrent Power Ltd.	42,867	744,019
Transformers & Rectifiers India Ltd.	20,357	271,018
Transport Corp. of India Ltd.	11,771	158,182
Trent Ltd.	46,655	3,881,852
Trident Ltd.	256,336	100,123
Triveni Engineering & Industries Ltd.	15,109	79,962
Triveni Turbine Ltd.	38,900	336,844
TTK Prestige Ltd.	4,874	46,108
Tube Investments of India Ltd.	32,159	1,343,343
TVS Holdings Ltd.	542	67,056
TVS Motor Co. Ltd.	62,379	1,725,712
Ujjivan Small Finance Bank Ltd. (d)	112,982	44,618
UltraTech Cement Ltd.	30,265	4,039,287
Union Bank of India Ltd.	334,775	470,682
United Spirits Ltd.	74,892	1,421,888
UNO Minda Ltd.	42,727	525,617
UPL Ltd.	99,079	579,797
Security Description	Shares	Value
UPL Ltd. (b)	12,384	$32,626
Usha Martin Ltd.	27,827	122,309
UTI Asset Management Co. Ltd.	5,427	85,103
VA Tech Wabag Ltd. (b)	9,538	183,053
Vaibhav Global Ltd.	16,144	52,318
Valor Estate Ltd. (b)	41,667	84,206
Vardhman Textiles Ltd.	26,270	155,263
Varun Beverages Ltd.	297,402	2,217,999
Vedant Fashions Ltd.	35,000	527,225
Vedanta Ltd.	352,853	1,831,780
Vesuvius India Ltd.	3,000	159,255
V-Guard Industries Ltd.	45,228	223,198
Vijaya Diagnostic Centre Ltd.	18,972	234,198
Vinati Organics Ltd.	4,690	98,800
VIP Industries Ltd.	18,899	105,992
V-Mart Retail Ltd. (b)	2,562	117,796
Vodafone Idea Ltd. (b)	6,768,336	627,710
Voltamp Transformers Ltd.	1,394	165,035
Voltas Ltd.	54,022	1,129,453
VRL Logistics Ltd.	5,741	33,874
Waaree Renewable Technologies Ltd.	6,143	96,353
Welspun Corp. Ltd.	29,482	280,241
Welspun Enterprises Ltd.	15,300	109,790
Welspun Living Ltd.	34,681	63,514
Westlife Foodworld Ltd. (b)	16,453	152,291
Whirlpool of India Ltd.	14,536	312,431
Wipro Ltd.	641,494	2,261,727
Wipro Ltd. ADR (a)	38,108	134,902
Wockhardt Ltd. (b)	21,369	353,643
Yes Bank Ltd. (b)	5,967,417	1,365,455
Zee Entertainment Enterprises Ltd.	193,655	274,353
Zen Technologies Ltd.	9,505	271,521
Zensar Technologies Ltd.	26,335	231,209
ZF Commercial Vehicle Control Systems India Ltd.	1,191	167,547
Zomato Ltd. (b)	1,710,566	5,555,450
Zydus Lifesciences Ltd.	53,491	607,113
Zydus Wellness Ltd.	7,851	180,769
		495,418,366
INDONESIA — 0.4%
AKR Corporindo Tbk. PT	3,026,000	210,727
Alamtri Resources Indonesia Tbk. PT	3,539,500	533,001
Amman Mineral Internasional PT (b)	1,758,700	922,434
Aneka Tambang Tbk. PT	2,322,500	219,423
Aspirasi Hidup Indonesia Tbk. PT	1,445,300	70,668
Astra Agro Lestari Tbk. PT	154,200	59,400
Astra International Tbk. PT	5,407,000	1,643,643
Bank Aladin Syariah Tbk. PT (b)	1,000,000	51,258
Bank Central Asia Tbk. PT	14,250,400	8,566,177

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Bank Jago Tbk. PT (b)	937,500	$140,979
Bank Mandiri Persero Tbk. PT	9,749,900	3,431,996
Bank Negara Indonesia Persero Tbk. PT	4,226,800	1,137,547
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	555,000	31,379
Bank Rakyat Indonesia Persero Tbk. PT	17,771,717	4,486,442
Bank Tabungan Negara Persero Tbk. PT	1,613,762	113,866
Barito Pacific Tbk. PT	7,068,357	401,957
BFI Finance Indonesia Tbk. PT	2,268,000	133,087
Bukit Asam Tbk. PT	1,497,600	255,704
Bumi Resources Minerals Tbk. PT (b)	2,386,000	51,293
Bumi Serpong Damai Tbk. PT (b)	1,332,000	78,207
Chandra Asri Pacific Tbk. PT	1,807,700	842,358
Charoen Pokphand Indonesia Tbk. PT	1,758,500	520,066
Ciputra Development Tbk. PT	3,929,100	239,545
Elang Mahkota Teknologi Tbk. PT	6,595,300	200,613
Erajaya Swasembada Tbk. PT	1,523,700	38,246
ESSA Industries Indonesia Tbk. PT	487,400	24,556
First Pacific Co. Ltd.	530,000	307,713
First Resources Ltd.	108,800	118,833
Golden Agri-Resources Ltd.	1,396,500	271,274
GoTo Gojek Tokopedia Tbk. PT (b)	170,202,400	734,679
Gudang Garam Tbk. PT (b)	100,000	82,329
Indah Kiat Pulp & Paper Tbk. PT	501,700	211,423
Indo Tambangraya Megah Tbk. PT	115,300	191,271
Indocement Tunggal Prakarsa Tbk. PT	240,300	110,568
Indofood CBP Sukses Makmur Tbk. PT	604,300	427,084
Indofood Sukses Makmur Tbk. PT	1,210,900	579,306
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	2,079,505	76,229
Japfa Comfeed Indonesia Tbk. PT	2,105,200	253,145
Jasa Marga Persero Tbk. PT	371,675	99,991
Kalbe Farma Tbk. PT	4,475,800	378,197
Map Aktif Adiperkasa PT	2,008,200	133,506
MD Entertainment Tbk. PT	329,600	79,047
Medco Energi Internasional Tbk. PT	3,023,500	208,319
Medikaloka Hermina Tbk. PT	1,020,600	103,360
Merdeka Copper Gold Tbk. PT (b)	2,373,952	237,791
Mitra Adiperkasa Tbk. PT	2,793,900	243,850
Security Description	Shares	Value
Mitra Keluarga Karyasehat Tbk. PT	1,000,000	$157,813
Nickel Industries Ltd.	357,995	182,863
Pabrik Kertas Tjiwi Kimia Tbk. PT	133,200	49,448
Pacific Strategic Financial Tbk. PT (b)	2,687,400	182,833
Pakuwon Jati Tbk. PT	1,357,000	33,556
Perusahaan Gas Negara Tbk. PT	2,224,000	219,269
Sarana Menara Nusantara Tbk. PT	5,005,800	203,715
Semen Indonesia Persero Tbk. PT	750,265	153,129
Sumber Alfaria Trijaya Tbk. PT	3,689,700	653,349
Summarecon Agung Tbk. PT	988,789	30,038
Telkom Indonesia Persero Tbk. PT	11,339,300	1,898,039
Transcoal Pacific Tbk. PT	285,500	117,961
Unilever Indonesia Tbk. PT	2,067,100	242,260
United Tractors Tbk. PT	384,200	639,140
Vale Indonesia Tbk. PT (b)	926,800	207,759
Waskita Karya Persero Tbk. PT (b) (c)	3,149,800	19,766
XL Axiata Tbk. PT	848,800	118,403
		34,361,828
IRELAND — 0.2%
AerCap Holdings NV	51,223	4,902,041
AIB Group PLC	492,677	2,719,190
Bank of Ireland Group PLC	267,237	2,436,831
C&C Group PLC	84,628	154,743
Cairn Homes PLC	135,857	327,081
COSMO Pharmaceuticals NV	2,102	147,749
Dalata Hotel Group PLC	57,861	279,803
Glanbia PLC	45,690	630,669
Glenveagh Properties PLC (b) (d)	124,876	206,894
Greencore Group PLC (b)	207,029	502,491
Irish Residential Properties REIT PLC (a)	89,200	84,054
Kerry Group PLC Class A	39,764	3,839,627
Kingspan Group PLC	45,977	3,354,067
Uniphar PLC (a)	37,380	82,059
		19,667,299
ISRAEL — 0.7%
AFI Properties Ltd. (b)	1	19
Africa Israel Residences Ltd.	2,183	163,441
Airport City Ltd. (b)	13,375	214,924
Alony Hetz Properties & Investments Ltd.	31,251	260,736
Amot Investments Ltd.	73,272	415,060
Ashtrom Group Ltd. (b)	18,095	315,600
Aura Investments Ltd.	43,512	258,780
Azorim-Investment Development & Construction Co. Ltd. (b)	27,782	161,645

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Azrieli Group Ltd.	11,387	$940,362
Bank Hapoalim BM	357,936	4,324,329
Bank Leumi Le-Israel BM	384,278	4,571,913
Bezeq The Israeli Telecommunication Corp. Ltd.	606,761	864,268
Big Shopping Centers Ltd. (b)	3,970	588,693
Blue Square Real Estate Ltd.	992	94,663
Camtek Ltd.	8,438	690,111
Cellcom Israel Ltd. (b)	30,780	175,118
Cellebrite DI Ltd. (b)	35,177	774,949
Check Point Software Technologies Ltd. (b)	22,310	4,165,277
Clal Insurance Enterprises Holdings Ltd.	14,033	330,061
Danel Adir Yeoshua Ltd.	1,347	150,461
Danya Cebus Ltd.	1,393	44,424
Delek Automotive Systems Ltd. (b)	3,157	24,345
Delek Group Ltd.	2,681	349,505
Delta Galil Ltd.	2,065	113,915
El Al Israel Airlines (b)	77,322	168,410
Elbit Systems Ltd.	6,837	1,788,224
Elco Ltd.	2,531	103,778
Electra Consumer Products 1970 Ltd. (b)	2,139	61,699
Electra Ltd.	418	235,245
Electra Real Estate Ltd.	7,672	92,077
Energean PLC	41,133	537,301
Energix-Renewable Energies Ltd.	56,033	192,228
Enlight Renewable Energy Ltd. (b)	25,799	446,437
Equital Ltd. (b)	3,782	152,166
Fattal Holdings 1998 Ltd. (b)	1,483	212,866
FIBI Holdings Ltd.	4,162	213,032
First International Bank of Israel Ltd.	11,168	549,871
Formula Systems 1985 Ltd.	1,777	149,236
Fox Wizel Ltd.	1,835	150,581
G City Ltd.	12,106	45,086
Global-e Online Ltd. (b)	30,100	1,641,353
Harel Insurance Investments & Financial Services Ltd.	26,038	360,094
Hilan Ltd.	2,662	158,026
ICL Group Ltd.	178,472	881,670
Isracard Ltd.	49,413	219,560
Israel Canada TR Ltd.	83,548	323,768
Israel Corp. Ltd.	754	197,603
Israel Discount Bank Ltd. Class A	328,387	2,245,936
Isras Holdings Ltd. (b)	1,074	119,525
Isras Investment Co. Ltd.	573	137,272
Ituran Location & Control Ltd.	6,200	193,130
Kornit Digital Ltd. (b)	10,500	324,975
Kvutzat Acro Ltd.	16,671	259,835
M Yochananof & Sons Ltd.	756	47,120
Security Description	Shares	Value
Magic Software Enterprises Ltd.	4,827	$58,886
Matrix IT Ltd.	6,184	145,111
Mega Or Holdings Ltd. REIT	5,861	186,270
Melisron Ltd.	7,753	689,411
Menora Mivtachim Holdings Ltd.	4,497	183,773
Migdal Insurance & Financial Holdings Ltd.	75,361	141,822
Mivne Real Estate KD Ltd.	129,858	388,114
Mizrahi Tefahot Bank Ltd.	39,044	1,688,783
Nano Dimension Ltd. ADR (b)	63,800	158,224
Nayax Ltd. (b)	1,322	38,783
Next Vision Stabilized Systems Ltd.	19,518	323,760
Nice Ltd. (b)	16,420	2,799,419
Nova Ltd. (b)	7,752	1,529,912
Oddity Tech Ltd. Class A (a) (b)	8,400	352,968
Oil Refineries Ltd.	524,773	135,383
One Software Technologies Ltd.	18,972	356,202
OPC Energy Ltd. (b)	20,175	164,284
OY Nofar Energy Ltd. (b)	2,491	60,162
Partner Communications Co. Ltd. (b)	24,825	162,836
Paz Retail & Energy Ltd.	1,806	223,541
Phoenix Financial Ltd.	62,055	905,709
Plus500 Ltd.	19,643	666,192
Prashkovsky Investments & Construction Ltd.	1,044	32,549
Radware Ltd. (b)	9,900	223,047
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,480	100,409
Reit 1 Ltd.	33,086	174,254
Retailors Ltd.	3,964	80,756
Sapiens International Corp. NV	5,908	159,956
Sella Capital Real Estate Ltd. REIT	33,394	87,617
Shapir Engineering & Industry Ltd. (b)	29,728	222,900
Shikun & Binui Ltd. (b)	65,885	242,301
Shufersal Ltd.	79,708	830,189
SimilarWeb Ltd. (b)	5,700	80,769
Strauss Group Ltd.	10,127	191,664
Summit Real Estate Holdings Ltd. REIT	17,675	271,651
Tadiran Group Ltd.	1,085	75,010
Tel Aviv Stock Exchange Ltd.	19,698	228,354
Teva Pharmaceutical Industries Ltd. (b)	25,290	562,278
Teva Pharmaceutical Industries Ltd. ADR (b)	279,953	6,170,164
Tower Semiconductor Ltd. (b)	37,207	1,928,946
Wix.com Ltd. (b)	13,800	2,960,790

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
YH Dimri Construction & Development Ltd.	2,050	$202,994
ZIM Integrated Shipping Services Ltd.	32,800	704,216
		59,091,062
ITALY — 1.6%
A2A SpA	416,814	925,153
ACEA SpA (a)	9,789	189,350
AMCO - Asset Management Co. SpA Class B (a) (b) (c)	403	—
Amplifon SpA	37,364	962,469
Anima Holding SpA (d)	38,797	266,685
Ariston Holding NV (a)	18,227	65,153
Arnoldo Mondadori Editore SpA	41,346	90,765
Ascopiave SpA (a)	16,517	47,034
Azimut Holding SpA	40,163	1,000,558
Banca Generali SpA	18,160	845,263
Banca IFIS SpA	5,425	119,278
Banca Monte dei Paschi di Siena SpA	281,122	1,992,029
Banca Popolare di Sondrio SpA	95,663	809,018
Banco BPM SpA	341,006	2,760,056
BFF Bank SpA (d)	40,374	385,525
BPER Banca SpA	264,794	1,688,239
Brembo NV (a)	39,984	376,606
Brunello Cucinelli SpA	9,971	1,088,857
Buzzi SpA	23,065	851,154
Carel Industries SpA (a) (d)	11,432	219,473
CIR SpA-Compagnie Industriali (b)	81,288	50,420
Coca-Cola HBC AG	57,394	1,963,768
Credito Emiliano SpA	19,269	217,454
Cromwell European Real Estate Investment Trust	89,560	146,528
d'Amico International Shipping SA	9,382	39,115
Danieli & C Officine Meccaniche SpA (e)	8,295	164,359
Danieli & C Officine Meccaniche SpA (a) (e)	1,537	38,431
Davide Campari-Milano NV (a)	163,813	1,024,864
De' Longhi SpA	22,713	710,761
DiaSorin SpA	5,955	614,018
El.En. SpA	10,888	131,686
Enav SpA (d)	61,168	258,158
Enel SpA	2,164,184	15,438,773
Eni SpA	611,774	8,365,226
ERG SpA	12,673	257,982
Ferrari NV	33,540	14,306,644
Ferretti SpA (a)	32,899	96,048
Fila SpA	4,681	50,314
Fincantieri SpA (b)	25,735	185,259
FinecoBank Banca Fineco SpA	164,543	2,870,756
Security Description	Shares	Value
Generali	250,562	$7,086,479
GVS SpA (b) (d)	12,903	65,610
Hera SpA	217,991	775,725
Industrie De Nora SpA	9,354	73,184
Infrastrutture Wireless Italiane SpA (d)	89,424	908,081
Intercos SpA (a)	10,868	155,922
Interpump Group SpA	23,571	1,045,015
Intesa Sanpaolo SpA	3,891,864	15,604,274
Iren SpA	140,495	279,937
Italgas SpA	109,849	616,302
Iveco Group NV	54,778	530,018
Juventus Football Club SpA (a) (b)	40,352	126,273
Leonardo SpA	106,037	2,851,835
Lottomatica Group SpA	30,372	405,068
Maire SpA	39,351	336,875
MARR SpA (a)	7,511	78,281
Mediobanca Banca di Credito Finanziario SpA	133,443	1,948,137
MFE-MediaForEurope NV Class A	50,314	154,201
MFE-MediaForEurope NV Class B (a)	8,026	34,224
Moncler SpA	61,449	3,242,829
Nexi SpA (a) (b) (d)	140,573	782,186
OVS SpA (d)	50,146	176,054
Pharmanutra SpA (a)	582	32,803
Piaggio & C SpA (a)	24,484	55,241
Pirelli & C SpA (d)	95,706	542,684
Poste Italiane SpA (d)	121,441	1,716,968
Prysmian SpA	74,749	4,782,046
RAI Way SpA (d)	21,648	123,291
Recordati Industria Chimica e Farmaceutica SpA	29,609	1,551,709
Reply SpA	6,538	1,038,946
Safilo Group SpA (a) (b)	36,831	35,545
Saipem SpA (b)	369,291	965,642
Salvatore Ferragamo SpA (a)	11,696	82,060
Sanlorenzo SpA (a)	2,587	87,070
Sesa SpA (a)	1,926	124,440
Snam SpA (a)	536,570	2,377,679
SOL SpA	10,860	417,850
Tamburi Investment Partners SpA (a)	26,984	234,441
Technogym SpA (d)	31,825	345,428
Technoprobe SpA (b)	43,456	259,332
Telecom Italia SpA (a) (b)	3,042,918	777,435
Terna - Rete Elettrica Nazionale	374,384	2,957,315
Tinexta SpA (a)	5,449	44,700
UniCredit SpA	392,022	15,694,529
Unipol Gruppo SpA	105,706	1,319,664
Webuild SpA	161,919	477,126
Wiit SpA (a)	1,415	28,338

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Zignago Vetro SpA (a)	8,068	$78,688
		135,040,709
JAPAN — 14.4%
77 Bank Ltd.	13,700	393,362
ABC-Mart, Inc.	22,900	462,548
Acom Co. Ltd.	105,300	255,329
Activia Properties, Inc. REIT	155	323,492
Adastria Co. Ltd. (a)	7,500	164,480
ADEKA Corp.	16,800	299,609
Advance Residence Investment Corp. REIT	323	601,053
Advantest Corp.	198,000	11,271,301
Aeon Co. Ltd.	169,200	3,964,516
Aeon Delight Co. Ltd. (a)	3,300	90,700
AEON Financial Service Co. Ltd.	30,600	247,948
Aeon Hokkaido Corp.	11,100	62,322
Aeon Mall Co. Ltd. (a)	21,600	279,704
AEON REIT Investment Corp.	419	337,268
AGC, Inc. (a)	49,700	1,453,493
Ai Holdings Corp.	7,300	98,237
Aica Kogyo Co. Ltd.	11,900	248,848
Aichi Corp.	11,000	100,692
Aichi Financial Group, Inc.	8,900	141,261
Aiful Corp.	60,800	130,075
Ain Holdings, Inc.	5,700	157,081
Air Water, Inc.	71,100	862,528
Aisan Industry Co. Ltd.	7,500	83,262
Aisin Corp.	175,800	1,966,382
Ajinomoto Co., Inc.	120,500	4,911,432
Alfresa Holdings Corp.	41,200	564,146
Alpen Co. Ltd. (a)	6,500	86,228
Alps Alpine Co. Ltd.	43,200	437,461
Amada Co. Ltd.	81,600	794,289
Amano Corp.	12,100	326,786
Amvis Holdings, Inc.	10,600	48,923
ANA Holdings, Inc.	38,400	697,762
Anritsu Corp.	27,500	244,109
Anycolor, Inc.	3,600	64,015
AOKI Holdings, Inc.	8,500	71,720
Aoyama Trading Co. Ltd.	9,700	138,661
Aozora Bank Ltd. (a)	24,300	382,951
Appier Group, Inc.	16,500	149,847
Arata Corp.	6,200	124,348
ARCLANDS Corp.	16,667	178,844
Arcs Co. Ltd.	8,800	144,941
ARE Holdings, Inc.	15,500	167,639
Argo Graphics, Inc.	2,900	91,848
Ariake Japan Co. Ltd.	4,100	144,848
Artience Co. Ltd. (a)	7,600	151,764
As One Corp.	12,000	200,863
Asahi Group Holdings Ltd.	376,400	3,953,342
Asahi Intecc Co. Ltd.	52,000	844,703
Asahi Kasei Corp.	347,400	2,396,484
Asahi Yukizai Corp.	4,800	135,680
Asics Corp.	179,000	3,496,003
Security Description	Shares	Value
ASKUL Corp.	8,400	$89,706
Astellas Pharma, Inc.	473,600	4,604,413
Atom Corp. (a) (b)	44,800	191,860
Autobacs Seven Co. Ltd.	12,200	113,591
Avex, Inc.	6,600	60,209
Awa Bank Ltd.	4,900	84,326
Axial Retailing, Inc.	14,900	86,692
Azbil Corp.	109,600	845,555
AZ-COM MARUWA Holdings, Inc.	12,500	87,617
Bandai Namco Holdings, Inc.	153,600	3,666,938
Bank of Nagoya Ltd.	2,200	89,158
BayCurrent, Inc.	35,600	1,199,200
Belc Co. Ltd.	2,400	101,865
Bell System24 Holdings, Inc.	7,200	58,718
Belluna Co. Ltd.	61,600	302,707
Bengo4.com, Inc. (a) (b)	2,500	35,824
Bic Camera, Inc. (a)	20,300	219,589
BIPROGY, Inc.	16,600	498,620
BML, Inc.	3,000	55,058
Bridgestone Corp. (a)	148,200	4,987,326
Brother Industries Ltd.	55,200	934,864
Bunka Shutter Co. Ltd.	10,500	128,411
C Uyemura & Co. Ltd.	2,600	178,309
Calbee, Inc. (a)	17,400	347,807
Canon Electronics, Inc. (a)	2,900	43,809
Canon Marketing Japan, Inc. (a)	11,700	381,514
Canon, Inc. (a)	240,400	7,817,780
Capcom Co. Ltd.	93,700	2,040,704
Casio Computer Co. Ltd.	44,900	373,427
Central Automotive Products Ltd.	2,600	79,861
Central Glass Co. Ltd.	4,900	102,887
Central Japan Railway Co.	197,600	3,712,438
Change Holdings, Inc. (a)	6,500	48,822
Chiba Bank Ltd.	137,800	1,063,386
Chiyoda Corp. (a) (b)	30,000	61,234
Chofu Seisakusho Co. Ltd.	3,100	37,986
Chubu Electric Power Co., Inc.	173,400	1,821,287
Chudenko Corp.	5,700	121,170
Chugai Pharmaceutical Co. Ltd.	173,500	7,657,080
Chugin Financial Group, Inc.	33,900	350,508
Chugoku Electric Power Co., Inc. (a)	89,600	517,698
Chugoku Marine Paints Ltd.	8,400	125,297
Citizen Watch Co. Ltd.	50,000	294,123
CKD Corp.	11,000	176,491
Coca-Cola Bottlers Japan Holdings, Inc.	36,300	574,751
COLOPL, Inc.	4,900	14,882
Colowide Co. Ltd.	16,000	173,355
Comforia Residential REIT, Inc.	173	305,650
COMSYS Holdings Corp.	25,500	523,858

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Concordia Financial Group Ltd.	297,900	$1,640,224
Cosmo Energy Holdings Co. Ltd.	15,400	680,641
Cosmos Pharmaceutical Corp.	9,200	392,726
Cover Corp. (a) (b)	5,200	86,461
CRE Logistics REIT, Inc.	137	119,804
Create Restaurants Holdings, Inc.	31,600	234,521
Create SD Holdings Co. Ltd.	6,100	108,515
Credit Saison Co. Ltd.	34,400	801,991
Curves Holdings Co. Ltd.	4,300	21,097
CyberAgent, Inc.	99,200	683,451
Cybozu, Inc. (a)	7,400	134,546
Dai Nippon Printing Co. Ltd.	106,800	1,496,282
Daicel Corp.	53,800	476,047
Dai-Dan Co. Ltd.	8,000	193,139
Daido Steel Co. Ltd.	28,000	210,436
Daiei Kankyo Co. Ltd.	8,000	146,528
Daifuku Co. Ltd.	90,100	1,853,276
Daihen Corp.	4,100	206,924
Dai-ichi Life Holdings, Inc.	235,200	6,274,594
Daiichi Sankyo Co. Ltd.	450,200	12,333,430
Daiichikosho Co. Ltd.	52,800	616,097
Daikin Industries Ltd.	68,300	7,978,682
Daikokutenbussan Co. Ltd.	2,200	133,795
Daio Paper Corp.	35,500	187,325
Daiseki Co. Ltd.	10,660	242,385
Daishi Hokuetsu Financial Group, Inc.	15,600	284,792
Daito Trust Construction Co. Ltd.	15,600	1,746,047
Daiwa House Industry Co. Ltd.	154,200	4,739,691
Daiwa House REIT Investment Corp.	564	831,682
Daiwa Industries Ltd. (a)	6,600	63,953
Daiwa Office Investment Corp. REIT	150	271,065
Daiwa Securities Group, Inc.	361,800	2,390,232
Daiwa Securities Living Investments Corp. REIT	502	284,430
Daiwabo Holdings Co. Ltd.	17,700	344,134
DCM Holdings Co. Ltd.	25,500	231,101
DeNA Co. Ltd. (a)	16,900	332,532
Denka Co. Ltd.	17,200	242,884
Denso Corp.	490,100	6,764,962
Dentsu Group, Inc. (a)	50,800	1,222,192
Dentsu Soken, Inc.	6,300	233,225
Dexerials Corp.	38,100	585,568
DIC Corp. (a)	16,400	350,918
Digital Arts, Inc.	1,700	64,635
Digital Garage, Inc.	9,600	233,152
Dip Corp.	7,800	123,558
Disco Corp.	23,900	6,347,593
DMG Mori Co. Ltd.	32,100	511,380
Doshisha Co. Ltd.	4,900	67,836
Security Description	Shares	Value
Doutor Nichires Holdings Co. Ltd.	6,400	$95,117
Dowa Holdings Co. Ltd.	11,400	320,248
DTS Corp.	8,600	227,598
Duskin Co. Ltd.	11,700	276,016
DyDo Group Holdings, Inc. (a)	2,000	41,921
Eagle Industry Co. Ltd.	4,800	62,583
Earth Corp. (a)	6,200	219,872
East Japan Railway Co.	232,400	4,120,858
Ebara Corp. (a)	123,900	1,903,187
EDION Corp.	11,900	135,422
eGuarantee, Inc.	9,200	103,702
Eiken Chemical Co. Ltd.	8,200	111,163
Eisai Co. Ltd.	69,600	1,897,409
Eizo Corp.	6,200	85,941
Elecom Co. Ltd.	10,000	93,976
Electric Power Development Co. Ltd.	46,000	751,717
en Japan, Inc.	9,200	123,761
ENEOS Holdings, Inc.	722,100	3,792,708
Enplas Corp.	1,300	39,555
ES-Con Japan Ltd. (a)	18,200	112,407
Exedy Corp.	9,800	272,283
EXEO Group, Inc.	67,900	745,230
Ezaki Glico Co. Ltd.	11,100	330,998
FANUC Corp.	246,000	6,433,812
Fast Retailing Co. Ltd.	49,100	16,582,968
FCC Co. Ltd.	8,000	160,767
Ferrotec Holdings Corp.	10,200	165,165
Financial Partners Group Co. Ltd.	14,500	264,795
Food & Life Cos. Ltd.	30,900	650,860
FP Corp.	10,000	177,703
FP Partner, Inc. (a)	1,700	22,095
Freee KK (a) (b)	11,800	224,910
Frontier Real Estate Investment Corp. REIT	600	296,613
Fuji Co. Ltd.	12,300	160,897
Fuji Corp.	19,800	299,606
Fuji Electric Co. Ltd.	36,500	1,953,649
Fuji Kyuko Co. Ltd.	4,100	58,167
Fuji Media Holdings, Inc.	10,100	110,425
Fuji Oil Holdings, Inc.	9,500	214,185
Fuji Seal International, Inc.	6,200	99,359
Fuji Soft, Inc. (a)	12,000	755,536
FUJIFILM Holdings Corp.	288,900	5,984,266
Fujikura Ltd.	68,500	2,799,858
Fujimi, Inc.	11,200	168,576
Fujita Kanko, Inc.	1,700	86,101
Fujitec Co. Ltd.	16,100	623,783
Fujitsu General Ltd.	15,600	229,906
Fujitsu Ltd.	424,000	7,456,998
Fujiya Co. Ltd.	3,600	60,294
Fukuda Denshi Co. Ltd.	3,400	156,225
Fukuoka Financial Group, Inc.	51,000	1,271,150
Fukuoka REIT Corp.	190	175,104

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Fukushima Galilei Co. Ltd.	4,800	$80,300
Fukuyama Transporting Co. Ltd.	4,200	98,603
Funai Soken Holdings, Inc. (a)	9,400	142,194
Furukawa Co. Ltd.	5,200	52,794
Furukawa Electric Co. Ltd.	16,900	701,407
Furuya Metal Co. Ltd.	3,900	88,771
Fuso Chemical Co. Ltd.	3,100	69,503
Future Corp.	8,700	101,755
Fuyo General Lease Co. Ltd.	3,600	266,258
G-7 Holdings, Inc.	8,400	78,311
GENDA, Inc. (b)	10,800	174,429
Genky DrugStores Co. Ltd.	6,600	130,101
Global One Real Estate Investment Corp. REIT	218	137,264
Glory Ltd.	9,800	160,429
GLP J-Reit	1,296	1,017,058
GMO Financial Holdings, Inc.	5,300	23,026
GMO internet group, Inc.	14,300	242,392
GMO Payment Gateway, Inc.	10,900	549,937
GNI Group Ltd. (a) (b)	10,100	215,642
Godo Steel Ltd.	1,900	47,743
Goldcrest Co. Ltd. (a)	3,600	71,384
Goldwin, Inc. (a)	4,400	245,812
Gree, Inc. (a)	15,200	43,843
GS Yuasa Corp.	17,400	289,426
G-Tekt Corp.	3,300	36,539
GungHo Online Entertainment, Inc.	10,100	213,136
Gunma Bank Ltd.	76,900	517,862
Gunze Ltd.	3,200	110,521
H.U. Group Holdings, Inc.	13,300	215,813
H2O Retailing Corp.	28,600	416,659
Hachijuni Bank Ltd.	91,100	582,750
Hakuhodo DY Holdings, Inc. (a)	49,800	377,564
Hakuto Co. Ltd. (a)	1,900	52,898
Halows Co. Ltd.	1,500	43,925
Hamakyorex Co. Ltd.	8,800	75,236
Hamamatsu Photonics KK	89,600	997,784
Hankyu Hanshin Holdings, Inc.	64,700	1,688,356
Hankyu Hanshin REIT, Inc.	144	111,645
Hanwa Co. Ltd.	7,600	238,757
Harmonic Drive Systems, Inc.	11,300	236,919
Haseko Corp.	58,200	748,912
Hazama Ando Corp.	38,400	289,412
Heiwa Corp.	14,200	219,074
Heiwa Real Estate Co. Ltd.	6,700	185,080
Heiwa Real Estate REIT, Inc.	267	203,745
Heiwado Co. Ltd.	6,200	90,006
Hiday Hidaka Corp.	6,100	108,119
Hikari Tsushin, Inc.	4,600	999,606
Hino Motors Ltd. (b)	62,100	222,021
Hioki EE Corp. (a)	2,100	99,904
Hirogin Holdings, Inc.	60,900	447,319
Hirose Electric Co. Ltd.	7,000	819,156
Security Description	Shares	Value
HIS Co. Ltd. (b)	9,300	$85,305
Hisamitsu Pharmaceutical Co., Inc.	12,200	316,336
Hitachi Construction Machinery Co. Ltd.	24,100	534,762
Hitachi Ltd.	1,194,900	29,297,601
Hogy Medical Co. Ltd.	6,600	198,738
Hokkaido Electric Power Co., Inc.	39,100	206,194
Hokkoku Financial Holdings, Inc.	3,200	108,543
Hokuetsu Corp. (a)	24,400	236,384
Hokuhoku Financial Group, Inc.	54,100	656,646
Hokuriku Electric Power Co.	36,300	198,038
Honda Motor Co. Ltd.	1,152,400	10,984,691
Horiba Ltd.	8,200	471,292
Hoshino Resorts REIT, Inc.	132	187,593
Hoshizaki Corp.	30,400	1,196,707
Hosiden Corp.	7,100	103,871
House Foods Group, Inc.	13,400	246,398
Hoya Corp.	89,800	11,157,864
Hulic Co. Ltd. (a)	113,700	988,735
Hulic Reit, Inc.	309	269,447
Hyakugo Bank Ltd.	58,100	231,662
Ibiden Co. Ltd.	36,300	1,081,316
Ichibanya Co. Ltd.	20,500	133,010
Ichigo Office REIT Investment Corp.	183	92,895
Ichigo, Inc.	57,100	135,157
Idec Corp.	6,100	95,642
Idemitsu Kosan Co. Ltd.	227,885	1,502,851
IDOM, Inc.	21,200	151,042
IHI Corp.	36,900	2,159,743
Iida Group Holdings Co. Ltd.	35,800	538,916
Iino Kaiun Kaisha Ltd.	16,300	121,018
I'll, Inc.	1,900	32,785
Inaba Denki Sangyo Co. Ltd.	12,200	301,214
Inabata & Co. Ltd.	10,200	215,045
Industrial & Infrastructure Fund Investment Corp. REIT	541	394,878
Infomart Corp. (a)	36,200	69,567
INFRONEER Holdings, Inc.	48,680	376,582
Inpex Corp. (a)	222,500	2,802,669
Insource Co. Ltd.	6,400	45,625
Internet Initiative Japan, Inc.	29,200	550,975
Invincible Investment Corp. REIT	1,815	761,531
Isetan Mitsukoshi Holdings Ltd. (a)	91,000	1,564,271
Isuzu Motors Ltd.	161,300	2,196,809
Ito En Ltd.	11,400	256,340
ITOCHU Corp. (a)	306,200	15,074,919
Itochu Enex Co. Ltd.	11,400	118,000
Itochu-Shokuhin Co. Ltd.	800	36,209
Itoham Yonekyu Holdings, Inc.	4,500	112,939
Itoki Corp.	8,700	90,077

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Iwatani Corp.	65,900	$746,176
Iyogin Holdings, Inc.	53,100	513,904
Izumi Co. Ltd.	7,000	142,485
J Front Retailing Co. Ltd. (a)	58,000	773,549
JAC Recruitment Co. Ltd. (a)	33,200	147,542
Jaccs Co. Ltd. (a)	4,500	111,392
JAFCO Group Co. Ltd.	10,800	147,612
Japan Airlines Co. Ltd.	32,800	517,681
Japan Airport Terminal Co. Ltd. (a)	14,700	464,020
Japan Aviation Electronics Industry Ltd.	11,800	220,740
Japan Elevator Service Holdings Co. Ltd.	14,200	260,872
Japan Excellent, Inc. REIT (a)	252	186,186
Japan Exchange Group, Inc.	258,600	2,872,654
Japan Hotel REIT Investment Corp.	1,139	509,663
Japan Lifeline Co. Ltd.	15,700	137,135
Japan Logistics Fund, Inc. REIT	230	384,579
Japan Material Co. Ltd.	14,200	150,585
Japan Metropolitan Fund Invest REIT	2,009	1,153,971
Japan Petroleum Exploration Co. Ltd.	33,500	243,549
Japan Post Bank Co. Ltd.	379,800	3,593,961
Japan Post Holdings Co. Ltd.	505,600	4,767,214
Japan Post Insurance Co. Ltd.	56,600	1,040,856
Japan Prime Realty Investment Corp. REIT (a)	210	420,647
Japan Pulp & Paper Co. Ltd.	20,000	86,496
Japan Real Estate Investment Corp. REIT	1,740	1,195,329
Japan Securities Finance Co. Ltd.	22,000	285,660
Japan Steel Works Ltd.	16,400	595,305
Japan Tobacco, Inc. (a)	306,700	7,876,983
Japan Wool Textile Co. Ltd.	10,200	84,001
JCR Pharmaceuticals Co. Ltd.	15,400	59,033
JCU Corp.	3,500	84,618
Jeol Ltd.	9,500	332,255
JFE Holdings, Inc.	155,700	1,755,259
JGC Holdings Corp.	50,900	423,941
JINS Holdings, Inc.	4,500	183,816
JMDC, Inc.	6,900	171,083
J-Oil Mills, Inc. (a)	3,600	49,393
Joshin Denki Co. Ltd.	3,500	50,658
Joyful Honda Co. Ltd. (a)	11,600	135,869
JTEKT Corp.	43,700	324,117
Juroku Financial Group, Inc.	8,300	224,377
Justsystems Corp.	7,200	159,671
JVCKenwood Corp.	33,700	371,552
K&O Energy Group, Inc.	3,000	71,574
Kadokawa Corp.	21,100	418,630
Kaga Electronics Co. Ltd.	7,000	127,842
Kagome Co. Ltd. (a)	16,300	306,626
Security Description	Shares	Value
Kajima Corp.	97,800	$1,773,719
Kakaku.com, Inc.	33,200	506,449
Kaken Pharmaceutical Co. Ltd.	5,700	162,816
Kameda Seika Co. Ltd. (a)	1,600	42,461
Kamigumi Co. Ltd.	20,200	438,715
Kanadevia Corp.	36,800	228,161
Kanamoto Co. Ltd.	4,700	99,802
Kandenko Co. Ltd.	27,300	398,847
Kaneka Corp.	10,500	249,360
Kanematsu Corp.	18,500	307,283
Kansai Electric Power Co., Inc.	250,800	2,783,108
Kansai Paint Co. Ltd. (a)	41,500	593,896
Kao Corp. (a)	122,400	4,958,323
Kappa Create Co. Ltd. (a)	7,600	77,021
Kasumigaseki Capital Co. Ltd.	1,400	117,603
Katakura Industries Co. Ltd.	5,600	70,406
Katitas Co. Ltd.	9,300	133,467
Kato Sangyo Co. Ltd.	4,900	139,801
Kawasaki Heavy Industries Ltd.	40,400	1,842,540
Kawasaki Kisen Kaisha Ltd.	119,100	1,696,405
KDDI Corp.	395,600	12,614,926
KDX Realty Investment Corp. REIT	1,155	1,097,776
KeePer Technical Laboratory Co. Ltd. (a)	4,900	147,033
Keihan Holdings Co. Ltd.	22,600	474,483
Keihanshin Building Co. Ltd.	6,200	64,851
Keikyu Corp.	53,300	441,600
Keio Corp.	32,900	801,701
Keisei Electric Railway Co. Ltd.	92,400	830,667
Keiyo Bank Ltd.	20,200	100,472
Kewpie Corp.	21,400	455,625
Keyence Corp.	50,100	20,388,185
KH Neochem Co. Ltd.	5,100	65,776
Kikkoman Corp.	184,700	2,053,354
Kinden Corp.	27,800	532,484
Kintetsu Group Holdings Co. Ltd.	53,600	1,125,471
Kirin Holdings Co. Ltd. (a)	202,900	2,637,579
Kissei Pharmaceutical Co. Ltd.	5,900	154,971
Kitz Corp. (a)	13,700	98,096
Kiyo Bank Ltd.	12,500	174,981
Kobayashi Pharmaceutical Co. Ltd. (a)	10,400	411,080
Kobe Bussan Co. Ltd.	34,900	763,812
Kobe Steel Ltd.	90,400	904,701
Koei Tecmo Holdings Co. Ltd.	25,320	297,186
Kohnan Shoji Co. Ltd.	5,100	116,003
Koito Manufacturing Co. Ltd.	58,000	735,008
Kokusai Electric Corp. (a)	43,700	573,312
Kokuyo Co. Ltd. (a)	18,800	332,930
Komatsu Ltd.	228,700	6,237,658
KOMEDA Holdings Co. Ltd.	10,000	180,077

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Komeri Co. Ltd.	7,500	$156,688
Konami Group Corp.	26,000	2,435,689
Konica Minolta, Inc.	110,200	458,147
Konishi Co. Ltd. (a)	10,400	85,532
Konoike Transport Co. Ltd.	4,700	91,712
Kosaido Holdings Co. Ltd. (a)	16,500	52,892
Kose Corp. (a)	7,100	323,379
Koshidaka Holdings Co. Ltd.	10,700	76,547
Kotobuki Spirits Co. Ltd. (a)	22,000	303,285
Krosaki Harima Corp.	4,000	64,657
K's Holdings Corp.	30,200	269,877
Kubota Corp. (a)	245,700	2,849,726
Kumagai Gumi Co. Ltd.	7,000	176,562
Kumiai Chemical Industry Co. Ltd.	12,100	57,671
Kura Sushi, Inc.	4,700	85,715
Kuraray Co. Ltd. (a)	69,800	1,000,974
Kureha Corp.	7,200	131,203
Kurita Water Industries Ltd.	29,700	1,035,719
Kusuri No. Aoki Holdings Co. Ltd.	9,000	185,628
KYB Corp.	8,200	152,216
Kyocera Corp.	347,900	3,452,349
Kyoei Steel Ltd.	3,100	35,942
Kyokuto Kaihatsu Kogyo Co. Ltd.	5,800	93,494
Kyorin Pharmaceutical Co. Ltd.	6,100	58,148
Kyoritsu Maintenance Co. Ltd. (a)	12,600	233,540
Kyoto Financial Group, Inc.	55,200	808,307
Kyowa Kirin Co. Ltd.	64,300	968,080
Kyudenko Corp.	9,800	320,983
Kyushu Electric Power Co., Inc.	96,700	865,979
Kyushu Financial Group, Inc.	69,300	317,075
Kyushu Railway Co.	33,800	825,044
LaSalle Logiport REIT	496	448,411
Lasertec Corp. (a)	21,000	1,970,963
Leopalace21 Corp.	38,400	143,506
Life Corp.	4,600	102,419
Lifenet Insurance Co. (a) (b)	23,500	270,192
Lintec Corp.	8,700	167,573
Lion Corp. (a)	77,900	873,624
Lixil Corp.	88,400	965,853
LY Corp.	752,200	1,991,226
M&A Capital Partners Co. Ltd. (a)	3,100	52,143
M&A Research Institute Holdings, Inc. (a) (b)	15,300	195,873
M3, Inc.	113,800	987,221
Mabuchi Motor Co. Ltd. (a)	20,200	285,924
Macnica Holdings, Inc.	31,200	360,085
Maeda Kosen Co. Ltd.	11,400	140,155
Makino Milling Machine Co. Ltd.	4,600	312,335
Makita Corp.	64,200	1,954,554
Security Description	Shares	Value
Mani, Inc.	16,200	$185,038
Marubeni Corp.	374,800	5,631,836
Maruha Nichiro Corp.	9,200	177,131
Marui Group Co. Ltd.	39,800	635,633
Maruichi Steel Tube Ltd.	12,700	280,750
Maruwa Co. Ltd.	2,500	755,170
Maruzen Showa Unyu Co. Ltd.	2,600	100,640
Matsuda Sangyo Co. Ltd.	1,700	34,689
Matsui Securities Co. Ltd.	30,700	158,863
MatsukiyoCocokara & Co.	81,120	1,182,408
Matsuyafoods Holdings Co. Ltd.	2,200	91,076
Max Co. Ltd.	6,000	133,131
Maxell Ltd.	6,800	80,293
Maxvalu Tokai Co. Ltd.	1,400	29,645
Mazda Motor Corp.	171,000	1,167,348
McDonald's Holdings Co. Japan Ltd. (a)	24,900	979,275
MCJ Co. Ltd.	15,000	135,585
Mebuki Financial Group, Inc.	236,000	957,219
Medipal Holdings Corp.	62,300	938,016
Medley, Inc. (b)	4,300	103,760
Megachips Corp.	1,800	71,329
Megmilk Snow Brand Co. Ltd.	9,900	173,575
Meidensha Corp.	7,900	216,078
MEIJI Holdings Co. Ltd.	65,200	1,327,979
Meiko Electronics Co. Ltd.	4,700	270,097
MEITEC Group Holdings, Inc.	15,900	298,536
Menicon Co. Ltd.	11,500	101,541
Mercari, Inc. (b)	23,100	260,996
METAWATER Co. Ltd.	4,200	48,220
Micronics Japan Co. Ltd. (a)	8,600	200,810
Milbon Co. Ltd.	6,100	135,543
Minebea Mitsumi, Inc.	100,400	1,610,112
Mirai Corp. REIT	431	111,794
Mirai Industry Co. Ltd. (a)	2,000	46,531
Mirait One Corp.	19,000	276,232
MISUMI Group, Inc.	80,000	1,231,311
Mitani Sekisan Co. Ltd.	4,200	147,126
Mitsubishi Chemical Group Corp.	363,500	1,838,063
Mitsubishi Corp.	861,500	14,112,211
Mitsubishi Electric Corp.	492,600	8,327,707
Mitsubishi Estate Co. Ltd.	273,500	3,801,126
Mitsubishi Estate Logistics REIT Investment Corp.	116	255,542
Mitsubishi Gas Chemical Co., Inc.	35,100	623,320
Mitsubishi HC Capital, Inc.	252,230	1,664,211
Mitsubishi Heavy Industries Ltd.	826,800	11,542,424
Mitsubishi Logisnext Co. Ltd.	7,200	88,290
Mitsubishi Logistics Corp.	60,500	442,994
Mitsubishi Materials Corp.	27,000	408,635
Mitsubishi Motors Corp.	152,500	510,214
Mitsubishi Pencil Co. Ltd.	5,800	84,098

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Mitsubishi Research Institute, Inc.	1,100	$33,666
Mitsubishi Shokuhin Co. Ltd.	3,700	117,162
Mitsubishi UFJ Financial Group, Inc.	2,860,700	33,437,142
Mitsuboshi Belting Ltd. (a)	4,200	106,333
Mitsui & Co. Ltd.	647,200	13,438,154
Mitsui Chemicals, Inc.	52,000	1,136,467
Mitsui DM Sugar Holdings Co. Ltd.	2,500	53,482
Mitsui E&S Co. Ltd.	21,500	246,688
Mitsui Fudosan Co. Ltd.	693,700	5,554,274
Mitsui Fudosan Logistics Park, Inc. REIT	693	447,246
Mitsui High-Tec, Inc.	21,500	111,196
Mitsui Mining & Smelting Co. Ltd.	11,600	340,617
Mitsui OSK Lines Ltd. (a)	89,400	3,114,633
Mitsui-Soko Holdings Co. Ltd.	7,100	333,839
Mitsuuroko Group Holdings Co. Ltd.	3,800	43,075
Miura Co. Ltd.	18,800	468,121
MIXI, Inc.	7,200	138,831
Mizuho Financial Group, Inc.	622,520	15,215,184
Mizuho Leasing Co. Ltd.	29,500	196,628
Mizuno Corp.	3,400	191,837
Mochida Pharmaceutical Co. Ltd.	3,500	77,774
Modec, Inc.	18,800	397,306
Monex Group, Inc.	37,700	228,473
Money Forward, Inc. (b)	10,300	312,416
Monogatari Corp.	8,200	180,212
MonotaRO Co. Ltd.	60,300	1,025,933
Mori Hills REIT Investment Corp.	383	301,746
Mori Trust Reit, Inc.	646	253,291
Morinaga & Co. Ltd.	14,600	252,137
Morinaga Milk Industry Co. Ltd.	16,600	309,151
Morita Holdings Corp.	4,400	60,737
MOS Food Services, Inc.	5,200	122,244
MS&AD Insurance Group Holdings, Inc.	332,500	7,189,621
Murata Manufacturing Co. Ltd.	441,600	7,014,150
Musashi Seimitsu Industry Co. Ltd.	10,800	266,976
Musashino Bank Ltd.	4,100	77,680
Nabtesco Corp. (a)	23,100	408,700
Nachi-Fujikoshi Corp. (a)	2,300	45,989
Nafco Co. Ltd.	2,000	26,665
Nagaileben Co. Ltd.	6,300	87,758
Nagase & Co. Ltd.	20,100	409,130
Nagawa Co. Ltd.	1,600	75,025
Nagoya Railroad Co. Ltd.	42,500	473,497
Nakanishi, Inc.	13,100	197,766
Namura Shipbuilding Co. Ltd. (a)	10,000	108,815
Security Description	Shares	Value
Nankai Electric Railway Co. Ltd.	23,200	$364,920
Nanto Bank Ltd.	5,600	114,023
NEC Corp.	64,300	5,509,083
NEC Networks & System Integration Corp.	14,100	293,137
Nexon Co. Ltd. (a)	93,800	1,396,951
Nextage Co. Ltd. (a)	8,200	73,181
NGK Insulators Ltd.	57,400	725,607
NH Foods Ltd.	20,800	673,929
NHK Spring Co. Ltd.	42,200	528,681
Nichias Corp.	12,200	431,283
Nichicon Corp. (a)	9,900	68,338
Nichiden Corp.	3,800	74,224
Nichiha Corp.	5,200	96,178
Nichirei Corp.	24,600	653,083
NIDEC Corp.	217,300	3,907,661
Nifco, Inc.	19,100	459,989
Nihon Kohden Corp.	51,700	702,836
Nihon M&A Center Holdings, Inc.	67,400	280,948
Nihon Parkerizing Co. Ltd.	18,600	153,100
Nikkiso Co. Ltd.	9,900	60,559
Nikkon Holdings Co. Ltd.	22,800	294,462
Nikon Corp. (a)	68,900	710,648
Nintendo Co. Ltd.	267,900	15,621,336
Nippn Corp.	8,800	122,091
Nippon Accommodations Fund, Inc. REIT	122	455,947
Nippon Building Fund, Inc. REIT (a)	1,996	1,554,533
Nippon Ceramic Co. Ltd.	2,800	45,371
Nippon Densetsu Kogyo Co. Ltd.	7,600	95,513
Nippon Electric Glass Co. Ltd. (a)	19,600	415,512
Nippon Express Holdings, Inc. (a)	49,800	755,960
Nippon Gas Co. Ltd.	22,400	308,371
Nippon Kanzai Holdings Co. Ltd.	4,000	67,943
Nippon Kayaku Co. Ltd.	26,800	217,352
Nippon Light Metal Holdings Co. Ltd.	14,500	142,719
Nippon Paint Holdings Co. Ltd.	252,600	1,632,814
Nippon Paper Industries Co. Ltd.	23,100	127,348
Nippon Parking Development Co. Ltd.	44,800	60,698
Nippon Prologis REIT, Inc.	634	900,373
NIPPON REIT Investment Corp.	388	187,853
Nippon Road Co. Ltd.	6,000	67,375
Nippon Sanso Holdings Corp.	47,700	1,325,135
Nippon Seiki Co. Ltd.	9,900	71,860
Nippon Shinyaku Co. Ltd.	12,100	306,090
Nippon Shokubai Co. Ltd.	25,600	310,059

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Nippon Soda Co. Ltd.	9,400	$173,139
Nippon Steel Corp.	233,300	4,693,829
Nippon Telegraph & Telephone Corp.	7,704,100	7,704,406
Nippon Television Holdings, Inc.	11,400	197,731
Nippon Yusen KK (a)	112,500	3,748,800
Nipro Corp.	33,100	313,786
Nishimatsu Construction Co. Ltd.	7,700	255,488
Nishimatsuya Chain Co. Ltd.	9,000	133,873
Nishi-Nippon Financial Holdings, Inc.	26,800	342,842
Nishi-Nippon Railroad Co. Ltd. (a)	15,700	225,950
Nishio Holdings Co. Ltd.	2,900	86,602
Nissan Chemical Corp.	31,500	982,895
Nissan Motor Co. Ltd. (a)	552,200	1,676,703
Nissan Shatai Co. Ltd. (a)	13,600	85,918
Nissha Co. Ltd.	8,200	83,547
Nisshin Oillio Group Ltd.	5,500	180,065
Nisshin Seifun Group, Inc.	50,700	591,603
Nisshinbo Holdings, Inc. (a)	27,200	154,831
Nissin Foods Holdings Co. Ltd.	55,500	1,342,373
Nissui Corp.	64,900	369,652
Niterra Co. Ltd.	36,800	1,173,897
Nitori Holdings Co. Ltd.	20,900	2,479,406
Nitta Corp. (a)	3,000	70,557
Nittetsu Mining Co. Ltd.	1,600	45,142
Nitto Boseki Co. Ltd.	6,800	271,447
Nitto Denko Corp.	191,300	3,202,073
Nitto Kogyo Corp.	5,500	100,813
Noevir Holdings Co. Ltd.	3,500	108,596
NOF Corp.	49,100	681,335
Nohmi Bosai Ltd.	4,800	100,427
Nojima Corp.	14,200	205,649
NOK Corp.	19,500	304,500
Nomura Co. Ltd.	11,200	63,301
Nomura Holdings, Inc.	786,800	4,570,259
Nomura Micro Science Co. Ltd. (a)	5,600	80,333
Nomura Real Estate Holdings, Inc.	25,400	627,556
Nomura Real Estate Master Fund, Inc. REIT	997	871,946
Nomura Research Institute Ltd.	98,800	2,904,335
Noritake Co. Ltd.	6,600	165,201
Noritsu Koki Co. Ltd.	4,200	136,385
Noritz Corp. (a)	6,800	71,537
North Pacific Bank Ltd. (a)	161,100	465,602
NS Solutions Corp.	13,600	350,029
NS United Kaiun Kaisha Ltd.	1,400	35,845
NSD Co. Ltd.	16,000	341,342
NSK Ltd.	129,700	562,127
NTN Corp.	90,000	143,881
NTT Data Group Corp.	165,000	3,141,147
Security Description	Shares	Value
NTT UD REIT Investment Corp.	365	$277,408
Nxera Pharma Co. Ltd. (b)	13,900	92,125
Obara Group, Inc.	1,300	32,955
Obayashi Corp.	175,100	2,308,296
OBIC Business Consultants Co. Ltd.	6,800	296,988
Obic Co. Ltd.	85,400	2,544,355
Odakyu Electric Railway Co. Ltd. (a)	93,300	860,064
Ogaki Kyoritsu Bank Ltd.	8,200	100,423
Ohsho Food Service Corp.	5,700	110,028
Oiles Corp.	4,900	76,742
Oji Holdings Corp.	250,300	957,748
Okamoto Industries, Inc.	1,900	69,179
Okamura Corp.	11,300	146,986
Okasan Securities Group, Inc.	44,000	177,579
Oki Electric Industry Co. Ltd.	29,500	198,071
Okinawa Cellular Telephone Co.	4,800	132,487
OKUMA Corp.	11,000	236,012
Okumura Corp.	6,300	157,015
Olympus Corp.	305,100	4,560,578
Omron Corp.	49,100	1,655,193
Ono Pharmaceutical Co. Ltd. (a)	108,700	1,133,061
Onward Holdings Co. Ltd.	36,300	135,554
Open House Group Co. Ltd.	18,700	632,262
Open Up Group, Inc. (a)	10,803	122,416
Optorun Co. Ltd. (a)	5,700	67,200
Oracle Corp. Japan	9,200	881,535
Organo Corp.	6,000	307,726
Orient Corp. (a)	17,800	95,513
Oriental Land Co. Ltd.	280,600	6,055,777
ORIX Corp.	299,700	6,446,299
Orix JREIT, Inc.	620	647,353
Osaka Gas Co. Ltd.	94,400	2,067,108
Osaka Soda Co. Ltd.	17,000	213,217
Osaka Steel Co. Ltd.	3,400	63,255
OSAKA Titanium Technologies Co. Ltd. (a)	5,100	59,536
OSG Corp.	18,600	218,705
Otsuka Corp.	62,700	1,435,621
Otsuka Holdings Co. Ltd.	115,400	6,285,140
Pacific Industrial Co. Ltd.	8,700	74,933
PAL GROUP Holdings Co. Ltd.	8,800	170,638
PALTAC Corp.	6,400	176,858
Pan Pacific International Holdings Corp.	101,700	2,766,109
Panasonic Holdings Corp.	605,500	6,195,858
Paramount Bed Holdings Co. Ltd.	10,400	178,218
Park24 Co. Ltd.	29,600	413,064
Pasona Group, Inc.	4,800	62,069
Penta-Ocean Construction Co. Ltd.	65,800	272,006
PeptiDream, Inc. (b)	25,000	415,429

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Persol Holdings Co. Ltd.	422,000	$632,915
PHC Holdings Corp. (a)	12,900	78,167
Pigeon Corp. (a)	24,000	222,413
PILLAR Corp.	9,400	257,221
Pilot Corp. (a)	5,300	163,129
Piolax, Inc. (a)	4,300	69,053
PKSHA Technology, Inc. (a) (b)	3,100	74,170
Plus Alpha Consulting Co. Ltd.	8,100	97,012
Pola Orbis Holdings, Inc. (a)	19,800	180,003
Pressance Corp.	4,800	60,863
Prestige International, Inc.	14,500	62,497
Prima Meat Packers Ltd.	3,400	47,917
Raito Kogyo Co. Ltd.	9,300	130,571
Raiznext Corp.	6,900	68,324
Rakus Co. Ltd.	21,500	250,593
Rakuten Bank Ltd. (b)	21,700	606,462
Rakuten Group, Inc. (b)	397,300	2,142,963
Recruit Holdings Co. Ltd.	361,600	25,163,647
Relo Group, Inc.	20,900	254,335
Renesas Electronics Corp. (b)	437,600	5,544,354
Rengo Co. Ltd.	42,800	237,486
RENOVA, Inc. (a) (b)	6,200	30,295
Resona Holdings, Inc. (a)	546,802	3,946,413
Resonac Holdings Corp. (a)	41,800	1,042,179
Resorttrust, Inc.	18,900	376,210
Restar Corp.	4,300	70,345
Ricoh Co. Ltd.	147,000	1,671,395
Ricoh Leasing Co. Ltd.	2,100	69,800
Riken Keiki Co. Ltd.	7,400	179,082
Riken Vitamin Co. Ltd.	4,400	68,371
Rinnai Corp.	23,700	487,760
Riso Kagaku Corp.	5,800	58,784
Rohm Co. Ltd.	100,700	936,767
Rohto Pharmaceutical Co. Ltd.	45,700	833,553
Roland Corp.	4,400	108,950
Rorze Corp.	23,000	217,557
Round One Corp.	42,200	348,407
Royal Holdings Co. Ltd. (a)	19,200	291,360
RS Technologies Co. Ltd.	1,600	34,462
Ryohin Keikaku Co. Ltd.	69,900	1,593,354
Ryoyo Ryosan Holdings, Inc. (a)	8,596	132,764
S Foods, Inc.	2,700	46,819
Saibu Gas Holdings Co. Ltd.	13,400	147,168
Saizeriya Co. Ltd.	7,500	253,464
Sakai Moving Service Co. Ltd.	4,900	76,556
Sakata INX Corp. (a)	6,900	75,834
Sakata Seed Corp.	6,100	134,001
Sakura Internet, Inc. (a)	3,900	107,803
Samty Residential Investment Corp. REIT	129	76,224
San-A Co. Ltd.	9,000	165,564
San-Ai Obbli Co. Ltd.	10,800	129,841
Sangetsu Corp.	11,700	222,249
San-In Godo Bank Ltd.	28,800	230,126
Security Description	Shares	Value
Sanken Electric Co. Ltd. (a) (b)	8,100	$294,119
Sanki Engineering Co. Ltd.	7,100	142,051
Sankyo Co. Ltd.	44,000	593,091
Sankyu, Inc.	11,300	390,716
Sanrio Co. Ltd.	38,100	1,329,675
Sansan, Inc. (b)	13,800	198,222
Santen Pharmaceutical Co. Ltd.	76,100	780,109
Sanwa Holdings Corp.	47,600	1,316,296
Sanyo Chemical Industries Ltd.	1,300	33,875
Sanyo Denki Co. Ltd.	2,000	114,553
Sanyo Special Steel Co. Ltd.	8,000	97,457
Sapporo Holdings Ltd. (a)	15,400	812,338
Sato Holdings Corp.	5,600	77,719
Sawai Group Holdings Co. Ltd.	27,300	372,743
SBI Holdings, Inc.	78,800	1,981,476
SBI Sumishin Net Bank Ltd.	16,400	393,061
SBS Holdings, Inc.	3,300	49,653
SCREEN Holdings Co. Ltd.	22,300	1,318,081
SCSK Corp.	35,700	748,076
Secom Co. Ltd.	109,600	3,726,384
Sega Sammy Holdings, Inc.	39,400	764,566
Seibu Holdings, Inc.	55,800	1,136,457
Seiko Epson Corp.	81,800	1,477,656
Seiko Group Corp.	6,900	211,735
Seino Holdings Co. Ltd.	26,300	396,488
Seiren Co. Ltd.	9,100	161,248
Sekisui Chemical Co. Ltd.	111,300	1,907,947
Sekisui House Ltd.	158,600	3,786,127
Sekisui House Reit, Inc.	1,449	711,508
Sekisui Jushi Corp.	6,100	81,817
Senko Group Holdings Co. Ltd.	36,600	346,028
Senshu Electric Co. Ltd.	2,700	83,415
Senshu Ikeda Holdings, Inc.	48,600	121,572
Septeni Holdings Co. Ltd. (a)	11,000	27,595
Seria Co. Ltd.	9,800	175,829
Seven & i Holdings Co. Ltd.	571,700	8,973,448
Seven Bank Ltd. (a)	148,600	294,615
SG Holdings Co. Ltd.	82,900	793,382
Sharp Corp. (a) (b)	71,800	445,534
Shibaura Machine Co. Ltd. (a)	3,800	85,974
Shibaura Mechatronics Corp.	2,100	103,777
Shibuya Corp.	3,500	84,780
SHIFT, Inc. (b)	3,100	353,660
Shiga Bank Ltd.	9,000	223,425
Shikoku Electric Power Co., Inc.	37,700	294,393
Shikoku Kasei Holdings Corp.	6,600	86,423
Shimadzu Corp.	66,700	1,869,019
Shimamura Co. Ltd.	14,900	829,572
Shimano, Inc.	20,500	2,760,856
Shimizu Corp.	150,300	1,188,409

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Shin Nippon Air Technologies Co. Ltd.	5,200	$66,552
Shinagawa Refractories Co. Ltd.	5,900	65,462
Shin-Etsu Chemical Co. Ltd.	464,700	15,323,896
Shin-Etsu Polymer Co. Ltd.	10,100	104,832
Shinko Electric Industries Co. Ltd. (b)	15,600	564,608
Shinmaywa Industries Ltd.	11,300	99,621
Shinnihon Corp.	5,800	57,166
Shionogi & Co. Ltd.	205,800	2,889,776
Ship Healthcare Holdings, Inc.	16,000	223,830
Shiseido Co. Ltd. (a)	108,500	1,920,881
Shizuoka Financial Group, Inc.	103,800	842,820
Shizuoka Gas Co. Ltd.	8,100	55,105
SHO-BOND Holdings Co. Ltd.	8,600	284,505
Shochiku Co. Ltd. (a)	2,800	194,709
Shoei Co. Ltd.	11,000	156,875
Shoei Foods Corp. (a)	2,300	58,876
Showa Sangyo Co. Ltd.	4,300	77,346
Simplex Holdings, Inc.	6,800	106,659
Sinfonia Technology Co. Ltd.	4,500	180,596
Sinko Industries Ltd.	12,300	98,889
SKY Perfect JSAT Holdings, Inc.	29,400	167,941
Skylark Holdings Co. Ltd. (a)	68,200	1,058,882
SMC Corp.	14,900	5,792,800
SMS Co. Ltd.	15,100	149,939
Socionext, Inc. (a)	40,500	633,442
SoftBank Corp.	7,310,000	9,238,551
SoftBank Group Corp.	252,100	14,423,406
Sohgo Security Services Co. Ltd.	87,800	601,968
Sojitz Corp.	71,220	1,453,161
Sompo Holdings, Inc.	237,300	6,155,743
Sony Group Corp.	1,607,400	33,916,695
SOSiLA Logistics REIT, Inc.	112	75,085
Sotetsu Holdings, Inc.	18,600	294,613
Square Enix Holdings Co. Ltd.	20,700	804,729
Stanley Electric Co. Ltd.	27,700	454,790
Star Asia Investment Corp. REIT	480	157,369
Star Micronics Co. Ltd. (a)	8,200	97,247
Starts Corp., Inc.	6,800	163,049
Strike Co. Ltd.	1,300	29,867
Subaru Corp.	148,400	2,639,921
Sugi Holdings Co. Ltd.	23,600	370,190
SUMCO Corp. (a)	83,300	614,183
Sumitomo Bakelite Co. Ltd.	29,900	724,327
Sumitomo Chemical Co. Ltd.	467,500	1,032,902
Sumitomo Corp.	287,500	6,229,158
Sumitomo Densetsu Co. Ltd.	3,700	116,235
Sumitomo Electric Industries Ltd.	189,400	3,389,977
Sumitomo Forestry Co. Ltd. (a)	41,800	1,393,184
Sumitomo Heavy Industries Ltd. (a)	25,200	514,998
Security Description	Shares	Value
Sumitomo Metal Mining Co. Ltd.	68,200	$1,556,719
Sumitomo Mitsui Financial Group, Inc.	961,200	23,096,174
Sumitomo Mitsui Trust Group, Inc.	173,700	4,062,325
Sumitomo Osaka Cement Co. Ltd.	7,800	163,759
Sumitomo Pharma Co. Ltd. (a) (b)	33,700	119,365
Sumitomo Realty & Development Co. Ltd.	82,100	2,556,216
Sumitomo Riko Co. Ltd.	7,900	80,963
Sumitomo Rubber Industries Ltd. (a)	62,000	696,941
Sumitomo Warehouse Co. Ltd. (a)	10,700	190,520
Sun Corp.	2,100	130,519
Sun Frontier Fudousan Co. Ltd.	5,800	71,183
Sundrug Co. Ltd.	16,200	412,549
Suntory Beverage & Food Ltd.	38,700	1,231,022
Suruga Bank Ltd.	34,300	244,213
Suzuken Co. Ltd.	13,200	394,881
Suzuki Motor Corp.	410,200	4,601,433
SWCC Corp.	6,600	315,476
Sysmex Corp.	133,100	2,443,219
Systena Corp.	63,300	145,244
T Hasegawa Co. Ltd.	6,800	133,369
T&D Holdings, Inc.	131,700	2,413,440
Tadano Ltd.	23,700	171,564
Taihei Dengyo Kaisha Ltd.	3,100	98,665
Taiheiyo Cement Corp.	28,900	652,375
Taikisha Ltd.	5,100	161,224
Taisei Corp.	44,800	1,879,276
Taiyo Holdings Co. Ltd.	8,600	221,994
Taiyo Yuden Co. Ltd. (a)	27,900	392,827
Takamatsu Construction Group Co. Ltd.	1,300	23,105
Takara Bio, Inc.	7,300	48,556
Takara Holdings, Inc.	35,500	305,160
Takara Leben Real Estate Investment Corp. REIT	129	71,050
Takara Standard Co. Ltd.	13,200	141,221
Takasago International Corp.	2,900	106,619
Takasago Thermal Engineering Co. Ltd. (a)	11,600	466,422
Takashimaya Co. Ltd.	61,400	488,825
Takeda Pharmaceutical Co. Ltd.	408,438	10,825,020
Takeuchi Manufacturing Co. Ltd. (a)	7,700	241,557
Takuma Co. Ltd.	13,400	140,856
Tama Home Co. Ltd.	4,400	99,655
Tamron Co. Ltd. (a)	7,600	214,239
TBS Holdings, Inc.	7,400	188,293
TDK Corp.	508,300	6,553,890

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
TechMatrix Corp.	9,100	$136,507
TechnoPro Holdings, Inc.	24,600	460,508
Teijin Ltd.	41,100	348,653
Terumo Corp.	347,700	6,720,504
THK Co. Ltd.	33,400	771,347
TIS, Inc.	59,900	1,416,510
TKC Corp.	10,100	243,388
Toa Corp. (a)	8,000	60,288
Toagosei Co. Ltd. (a)	18,700	179,076
Tobu Railway Co. Ltd.	42,900	697,527
Tocalo Co. Ltd.	12,500	146,293
Toda Corp.	54,600	332,708
Toei Animation Co. Ltd.	14,600	327,015
Toei Co. Ltd. (a)	6,500	241,071
Toenec Corp.	6,000	37,421
Toho Bank Ltd.	30,200	56,324
Toho Co. Ltd.	32,000	1,252,013
Toho Gas Co. Ltd.	16,800	453,209
Toho Holdings Co. Ltd.	11,800	318,606
Toho Titanium Co. Ltd.	6,300	42,309
Tohoku Electric Power Co., Inc.	111,400	837,049
Tokai Carbon Co. Ltd. (a)	41,400	239,435
Tokai Corp.	2,300	33,244
TOKAI Holdings Corp.	21,100	130,068
Tokai Rika Co. Ltd.	11,200	161,325
Tokai Tokyo Financial Holdings, Inc.	41,500	129,764
Token Corp.	1,100	87,487
Tokio Marine Holdings, Inc.	484,800	17,419,044
Tokuyama Corp.	13,200	219,169
Tokyo Century Corp.	32,000	323,864
Tokyo Electric Power Co. Holdings, Inc. (b)	407,200	1,218,601
Tokyo Electron Device Ltd. (a)	16,200	309,232
Tokyo Electron Ltd.	115,700	17,412,413
Tokyo Gas Co. Ltd.	85,500	2,371,710
Tokyo Kiraboshi Financial Group, Inc.	11,700	337,313
Tokyo Ohka Kogyo Co. Ltd.	20,700	451,848
Tokyo Seimitsu Co. Ltd.	9,000	409,921
Tokyo Steel Manufacturing Co. Ltd.	15,900	150,526
Tokyo Tatemono Co. Ltd. (a)	50,600	836,085
Tokyotokeiba Co. Ltd.	3,400	97,638
Tokyu Construction Co. Ltd.	17,300	79,066
Tokyu Corp.	143,100	1,526,785
Tokyu Fudosan Holdings Corp.	138,200	844,486
Tokyu REIT, Inc.	280	278,813
TOMONY Holdings, Inc.	28,300	80,426
Tomy Co. Ltd.	20,100	576,374
Topcon Corp.	24,500	437,299
TOPPAN Holdings, Inc.	65,300	1,734,328
Topre Corp.	7,000	88,246
Toray Industries, Inc.	384,100	2,434,925
Toridoll Holdings Corp. (a)	11,200	276,744
Security Description	Shares	Value
Torii Pharmaceutical Co. Ltd.	3,800	$113,441
Tosei Corp.	5,700	90,576
Toshiba TEC Corp.	9,200	209,225
Tosoh Corp.	67,500	903,264
Totech Corp.	5,300	88,279
Totetsu Kogyo Co. Ltd.	19,600	416,323
TOTO Ltd. (a)	40,500	971,374
Towa Corp. (a)	12,900	123,004
Towa Pharmaceutical Co. Ltd.	5,600	118,666
Toyo Construction Co. Ltd.	16,800	144,192
Toyo Seikan Group Holdings Ltd.	44,400	675,627
Toyo Suisan Kaisha Ltd.	24,100	1,636,224
Toyo Tanso Co. Ltd. (a)	3,700	99,002
Toyo Tire Corp. (a)	28,200	434,251
Toyobo Co. Ltd.	20,100	123,162
Toyoda Gosei Co. Ltd.	14,700	256,991
Toyota Boshoku Corp.	23,400	303,176
Toyota Industries Corp.	42,900	3,454,313
Toyota Motor Corp.	2,646,940	51,742,961
Toyota Tsusho Corp.	172,500	3,054,171
Trancom Co. Ltd. (a)	1,300	84,447
Transcosmos, Inc.	3,700	78,425
TRE Holdings Corp.	5,800	55,399
Trend Micro, Inc. (a)	31,900	1,721,851
Tri Chemical Laboratories, Inc. (a)	5,600	100,188
Trial Holdings, Inc.	8,700	147,978
Trusco Nakayama Corp.	8,700	129,383
TS Tech Co. Ltd.	24,500	277,861
Tsubakimoto Chain Co.	17,400	214,276
Tsuburaya Fields Holdings, Inc.	23,600	273,732
Tsugami Corp.	12,500	122,253
Tsumura & Co.	13,000	387,207
Tsuruha Holdings, Inc.	8,600	475,830
Tsurumi Manufacturing Co. Ltd.	3,300	69,697
TV Asahi Holdings Corp.	5,000	72,331
UACJ Corp.	7,300	246,034
UBE Corp.	22,200	338,144
Ulvac, Inc.	10,600	407,077
U-Next Holdings Co. Ltd.	16,800	185,142
Unicharm Corp.	287,400	2,372,119
Union Tool Co. (a)	2,400	75,634
United Super Markets Holdings, Inc.	5,500	26,309
United Urban Investment Corp. REIT	930	831,815
Universal Entertainment Corp. (a)	3,600	23,565
Ushio, Inc.	17,800	239,343
USS Co. Ltd.	128,800	1,119,357
UT Group Co. Ltd.	6,400	88,376
Valor Holdings Co. Ltd.	7,600	105,368
Visional, Inc. (b)	5,500	278,055
Wacoal Holdings Corp.	7,800	266,580

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Wacom Co. Ltd.	24,300	$110,500
Wakita & Co. Ltd.	7,000	74,269
Welcia Holdings Co. Ltd.	21,800	284,325
West Holdings Corp.	5,510	63,235
West Japan Railway Co.	117,700	2,087,142
WingArc1st, Inc.	3,500	82,988
Workman Co. Ltd.	3,800	107,585
Yakult Honsha Co. Ltd.	70,000	1,327,521
YAMABIKO Corp.	6,300	100,818
Yamada Holdings Co. Ltd.	125,200	359,609
Yamaguchi Financial Group, Inc.	42,400	439,303
Yamaha Corp.	90,300	643,069
Yamaha Motor Co. Ltd. (a)	249,600	2,201,738
Yamato Holdings Co. Ltd.	60,500	680,916
Yamato Kogyo Co. Ltd.	9,500	446,543
Yamazaki Baking Co. Ltd. (a)	27,400	510,776
Yamazen Corp.	14,000	123,796
Yaoko Co. Ltd.	5,200	311,851
Yaskawa Electric Corp.	65,200	1,665,875
Yellow Hat Ltd.	23,200	395,159
Yodogawa Steel Works Ltd.	4,400	155,825
Yokogawa Bridge Holdings Corp.	6,900	122,867
Yokogawa Electric Corp.	55,000	1,171,190
Yokohama Rubber Co. Ltd. (a)	43,600	934,085
Yonex Co. Ltd.	14,000	189,192
Yoshinoya Holdings Co. Ltd. (a)	14,000	276,000
Yuasa Trading Co. Ltd.	3,200	89,799
Yurtec Corp.	5,500	54,192
Zacros Corp.	2,700	73,491
Zenkoku Hosho Co. Ltd.	11,000	387,336
Zensho Holdings Co. Ltd.	25,800	1,462,845
Zeon Corp.	34,200	323,272
ZERIA Pharmaceutical Co. Ltd.	2,600	40,313
ZIGExN Co. Ltd.	13,900	41,847
Zojirushi Corp.	9,400	106,813
ZOZO, Inc.	32,400	999,027
Zuken, Inc.	3,500	91,364
		1,200,870,349
JERSEY — 0.0% (f)
JTC PLC (d)	42,009	517,703
JORDAN — 0.0% (f)
Hikma Pharmaceuticals PLC	51,433	1,283,785
KUWAIT — 0.2%
Agility Global PLC	805,380	287,240
Agility Public Warehousing Co. KSC	402,690	322,622
Al Ahli Bank of Kuwait KSCP	280,906	236,898
Arabi Group Holding KSC (b)	198,460	285,813
Boubyan Bank KSCP	367,407	668,554
Boubyan Petrochemicals Co. KSCP	96,096	202,603
Security Description	Shares	Value
Boursa Kuwait Securities Co. KPSC	53,839	$401,653
Burgan Bank SAK	257,736	147,134
Commercial Real Estate Co. KSC	276,563	132,765
Gulf Bank KSCP	496,522	525,028
Gulf Cables & Electrical Industries Group Co. KSCP	18,764	109,553
Humansoft Holding Co. KSC	24,729	218,173
Jazeera Airways Co. KSCP (b)	15,731	51,433
Kuwait Finance House KSCP	2,562,216	6,199,848
Kuwait International Bank KSCP	241,705	143,471
Kuwait Projects Co. Holding KSCP (b)	591,156	182,160
Kuwait Real Estate Co. KSC	121,374	100,784
Kuwait Telecommunications Co.	187,081	326,466
Mabanee Co. KPSC	179,145	442,778
Mezzan Holding Co. KSCC	29,758	86,871
Mobile Telecommunications Co. KSCP	473,369	720,111
National Bank of Kuwait SAKP	2,040,305	5,929,657
National Industries Group Holding SAK	469,406	377,596
National Investments Co. KSCP	53,192	43,823
National Real Estate Co. KPSC (b)	185,947	47,045
Salhia Real Estate Co. KSCP	311,207	402,762
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	364,189	178,373
Warba Bank KSCP (b)	162,931	101,469
		18,872,683
LUXEMBOURG — 0.1%
Aperam SA	15,447	403,403
ArcelorMittal SA	124,392	2,889,162
CVC Capital Partners PLC (a) (b) (d)	55,397	1,219,550
Eurofins Scientific SE	37,069	1,892,762
Reinet Investments SCA	31,803	753,632
SES SA	83,968	265,889
		7,424,398
MACAU — 0.1%
Galaxy Entertainment Group Ltd.	572,000	2,429,985
Sands China Ltd. (b)	638,000	1,716,566
SJM Holdings Ltd. (b)	521,249	180,506
Wynn Macau Ltd.	355,200	246,465
		4,573,522
MALAYSIA — 0.5%
Alliance Bank Malaysia Bhd.	209,800	227,090
AMMB Holdings Bhd.	937,800	1,149,311
Axiata Group Bhd.	730,611	406,848

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Axis Real Estate Investment Trust	601,686	$232,789
Bank Islam Malaysia Bhd.	65,900	36,402
Bermaz Auto Bhd.	173,300	62,011
British American Tobacco Malaysia Bhd.	23,500	39,206
Bumi Armada Bhd. (b)	2,298,900	336,750
Bursa Malaysia Bhd.	132,900	266,305
Carlsberg Brewery Malaysia Bhd. Class B	27,200	125,674
CelcomDigi Bhd.	778,500	630,252
Chin Hin Group Bhd. (b)	248,000	132,000
CIMB Group Holdings Bhd.	2,025,860	3,715,096
CTOS Digital Bhd.	342,900	92,023
D&O Green Technologies Bhd.	50,200	23,576
Dayang Enterprise Holdings Bhd.	211,800	98,996
Dialog Group Bhd.	889,900	368,180
DRB-Hicom Bhd.	194,800	48,357
Eco World Development Group Bhd.	345,800	161,629
Fraser & Neave Holdings Bhd.	40,800	257,127
Frontken Corp. Bhd.	400,350	399,320
Gamuda Bhd.	1,215,928	1,288,941
Genting Bhd.	683,000	589,596
Genting Malaysia Bhd.	968,600	489,553
Greatech Technology Bhd. (b)	76,600	39,572
Hartalega Holdings Bhd.	334,300	295,311
Heineken Malaysia Bhd.	28,800	155,352
Hibiscus Petroleum Bhd.	300,000	131,500
Hong Leong Bank Bhd.	183,932	845,721
IHH Healthcare Bhd.	518,100	845,830
IJM Corp. Bhd.	331,300	225,238
Inari Amertron Bhd.	1,040,400	711,981
IOI Corp. Bhd.	696,600	604,452
IOI Properties Group Bhd.	371,500	186,103
ITMAX SYSTEM Bhd.	183,300	151,264
Kossan Rubber Industries Bhd.	156,300	98,922
KPJ Healthcare Bhd.	431,700	234,604
Kuala Lumpur Kepong Bhd.	116,585	568,389
Mah Sing Group Bhd.	274,800	110,621
Malakoff Corp. Bhd.	123,000	23,244
Malayan Banking Bhd.	1,430,965	3,276,995
Malaysia Airports Holdings Bhd.	224,741	531,759
Malaysian Pacific Industries Bhd.	23,900	138,435
Maxis Bhd.	577,200	471,157
MBSB Bhd.	371,600	61,497
Mega First Corp. Bhd.	55,600	57,073
MISC Bhd.	393,200	668,304
Mr. DIY Group M Bhd. (d)	821,400	339,839
My EG Services Bhd.	1,094,700	235,025
Nationgate Holdings Bhd.	482,500	273,001
Nestle Malaysia Bhd.	19,800	442,716
Security Description	Shares	Value
Pavilion Real Estate Investment Trust	1,009,000	$349,760
Pentamaster Corp. Bhd.	106,500	99,081
Petronas Chemicals Group Bhd.	877,000	1,013,998
Petronas Dagangan Bhd.	120,900	522,372
Petronas Gas Bhd.	233,200	922,057
PPB Group Bhd.	148,480	411,753
Press Metal Aluminium Holdings Bhd.	860,400	942,851
Public Bank Bhd.	3,787,300	3,862,258
QL Resources Bhd.	418,125	445,102
RHB Bank Bhd.	512,995	743,421
Scientex Bhd.	136,600	135,638
SD Guthrie Bhd.	631,643	699,236
Sime Darby Bhd.	671,935	354,639
Sime Darby Property Bhd.	527,135	199,230
SP Setia Bhd. Group	891,014	290,927
Sports Toto Bhd.	118,836	39,599
Sunway Bhd.	848,000	908,402
Sunway Real Estate Investment Trust	449,800	186,096
Supermax Corp. Bhd. (b)	400,272	119,057
Syarikat Takaful Malaysia Keluarga Bhd.	36,789	32,005
Telekom Malaysia Bhd.	303,486	451,343
Tenaga Nasional Bhd.	764,500	2,554,317
TIME dotCom Bhd.	205,200	215,227
Top Glove Corp. Bhd. (b)	1,121,000	335,937
UEM Sunrise Bhd.	250,000	60,382
Unisem M Bhd.	150,000	101,308
United Plantations Bhd.	33,700	234,238
UWC Bhd. (b)	40,400	28,551
ViTrox Corp. Bhd.	141,200	126,627
VS Industry Bhd.	444,000	112,204
Yinson Holdings Bhd.	199,636	117,866
YTL Corp. Bhd.	746,100	445,508
YTL Power International Bhd.	822,200	812,730
		40,774,657
MEXICO — 0.5%
Alfa SAB de CV Class A	853,363	619,314
Alpek SAB de CV (a)	365,000	228,907
Alsea SAB de CV	110,500	231,121
America Movil SAB de CV (a)	4,620,600	3,322,214
Arca Continental SAB de CV	156,600	1,300,986
Banco del Bajio SA (d)	178,400	358,211
Bolsa Mexicana de Valores SAB de CV (a)	119,400	191,566
Cemex SAB de CV (a)	3,990,264	2,241,468
Coca-Cola Femsa SAB de CV	157,895	1,230,112
Concentradora Fibra Danhos SA de CV REIT	88,800	85,671
Controladora Vuela Cia de Aviacion SAB de CV Class A (a) (b)	245,200	184,318

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Corp. Inmobiliaria Vesta SAB de CV (a)	203,400	$520,514
FIBRA Macquarie Mexico REIT (d)	198,886	290,398
Fibra Uno Administracion SA de CV REIT	847,700	844,734
Fomento Economico Mexicano SAB de CV	474,400	4,054,340
Genomma Lab Internacional SAB de CV Class B (a)	403,000	487,064
Gentera SAB de CV	278,600	325,593
Gruma SAB de CV Class B	54,635	856,334
Grupo Aeroportuario del Centro Norte SAB de CV	65,054	561,474
Grupo Aeroportuario del Pacifico SAB de CV Class B	104,325	1,839,068
Grupo Aeroportuario del Sureste SAB de CV Class B	44,240	1,137,620
Grupo Bimbo SAB de CV (a)	367,300	975,804
Grupo Carso SAB de CV (a)	130,910	725,797
Grupo Comercial Chedraui SA de CV (a)	56,500	340,477
Grupo Financiero Banorte SAB de CV Class O	672,900	4,335,570
Grupo Financiero Inbursa SAB de CV Class O (a) (b)	572,300	1,194,267
Grupo Mexico SAB de CV	842,200	4,007,110
Grupo Rotoplas SAB de CV (a)	109,841	84,258
Grupo Televisa SAB	583,400	193,880
Grupo Traxion SAB de CV (b) (d)	138,500	126,758
Industrias Penoles SAB de CV (a) (b)	45,920	587,893
Kimberly-Clark de Mexico SAB de CV Class A (a)	468,000	661,731
La Comer SAB de CV (a)	127,600	201,286
Megacable Holdings SAB de CV	186,600	304,318
Operadora De Sites Mexicanos SAB de CV Class A-1 (a)	281,200	167,562
Orbia Advance Corp. SAB de CV (a)	234,557	168,985
Prologis Property Mexico SA de CV REIT	302,957	843,767
Promotora y Operadora de Infraestructura SAB de CV (a)	43,590	370,288
Qualitas Controladora SAB de CV (a)	45,500	383,843
Regional SAB de CV	59,300	333,850
Southern Copper Corp.	22,464	2,047,144
Wal-Mart de Mexico SAB de CV	1,353,100	3,571,998
		42,537,613
NETHERLANDS — 2.2%
Aalberts NV	29,274	1,040,956
Security Description	Shares	Value
ABN AMRO Bank NV (d)	120,900	$1,864,108
Adyen NV (b) (d)	5,694	8,472,749
Aegon Ltd.	355,705	2,106,862
Akzo Nobel NV	46,022	2,762,129
AMG Critical Materials NV (a)	8,447	121,581
Arcadis NV	19,083	1,161,914
Argenx SE (b)	15,566	9,671,156
ASM International NV	12,385	7,166,425
ASML Holding NV	105,025	73,810,928
ASR Nederland NV	41,476	1,966,178
Basic-Fit NV (a) (b) (d)	13,055	305,247
BE Semiconductor Industries NV	20,401	2,794,869
Brunel International NV (a)	7,083	66,523
Corbion NV	12,908	288,711
Eurocommercial Properties NV REIT	11,516	264,731
Euronext NV (d)	20,618	2,312,198
EXOR NV	26,227	2,404,846
Flow Traders Ltd. (a)	8,122	181,327
Fugro NV	29,941	518,385
Havas NV (b)	199,610	335,344
Heineken Holding NV	34,184	2,047,747
Heineken NV	75,958	5,403,565
IMCD NV	15,318	2,276,167
ING Groep NV	856,290	13,415,595
JDE Peet's NV (a)	29,535	505,545
Koninklijke Ahold Delhaize NV	245,107	7,992,424
Koninklijke BAM Groep NV	74,064	321,958
Koninklijke Heijmans NV	6,327	206,703
Koninklijke KPN NV	1,025,672	3,733,223
Koninklijke Philips NV (b)	210,716	5,323,993
Koninklijke Vopak NV	18,240	802,720
NN Group NV	71,408	3,110,781
OCI NV (a)	26,058	291,822
Pharming Group NV (a) (b)	152,999	146,548
Pharvaris NV (a) (b)	3,300	63,261
PostNL NV (a)	112,149	121,008
Randstad NV	30,987	1,306,263
Redcare Pharmacy NV (b) (d)	4,128	568,718
SBM Offshore NV	38,120	669,467
Sligro Food Group NV	3,660	42,220
TKH Group NV (a)	10,573	364,799
TomTom NV (a) (b)	14,221	73,482
Universal Music Group NV	217,105	5,557,359
Van Lanschot Kempen NV	7,795	351,524
Vastned Retail NV REIT	2,401	53,205
Wereldhave NV REIT	8,129	115,826
Wolters Kluwer NV	62,907	10,448,488
		184,931,578
NEW ZEALAND — 0.2%
Air New Zealand Ltd.	315,047	105,903
Auckland International Airport Ltd.	424,970	2,071,379
Contact Energy Ltd.	209,503	1,115,054

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Fisher & Paykel Healthcare Corp. Ltd.	153,409	$3,300,381
Fletcher Building Ltd. (b)	234,710	374,764
Goodman Property Trust REIT	225,549	253,991
Infratil Ltd.	259,822	1,834,123
Kiwi Property Group Ltd. REIT	279,878	141,122
Mercury NZ Ltd.	211,252	692,371
Meridian Energy Ltd.	370,247	1,225,917
Ryman Healthcare Ltd. (b)	134,966	356,145
Spark New Zealand Ltd.	441,047	728,935
Xero Ltd. (b)	37,436	3,906,969
		16,107,054
NIGERIA — 0.0% (f)
Airtel Africa PLC (d)	222,056	315,925
NORWAY — 0.4%
Aker ASA Class A	4,585	221,867
Aker BP ASA	88,372	1,741,245
Aker Solutions ASA	65,906	181,767
Austevoll Seafood ASA	20,148	173,498
AutoStore Holdings Ltd. (b) (d)	289,678	284,473
Avance Gas Holding Ltd. (d)	4,125	29,676
Belships ASA	52,467	92,908
Bluenord ASA (b)	4,642	268,530
BW Offshore Ltd.	28,194	74,349
Crayon Group Holding ASA (b) (d)	24,500	269,411
DNB Bank ASA	227,799	4,558,308
DNO ASA	65,996	61,052
DOF Group ASA (b)	31,997	238,556
Elkem ASA (b) (d)	56,997	87,924
Entra ASA (b) (d)	21,977	223,691
Equinor ASA	215,497	5,123,107
Europris ASA (d)	43,267	276,926
FLEX LNG Ltd.	7,577	169,989
Frontline PLC	39,003	537,342
Gjensidige Forsikring ASA	55,154	976,104
Golden Ocean Group Ltd.	34,702	304,263
Grieg Seafood ASA	7,676	41,982
Hexagon Composites ASA (b)	32,962	132,053
Hoegh Autoliners ASA	48,293	482,891
Kitron ASA	33,077	98,602
Kongsberg Gruppen ASA	22,694	2,559,084
Leroy Seafood Group ASA	69,854	302,361
Mowi ASA	123,399	2,119,694
MPC Container Ships ASA	91,115	166,308
NEL ASA (b)	329,737	79,053
Norconsult Norge AS	26,234	102,212
Nordic Semiconductor ASA (b)	37,476	332,035
Norsk Hydro ASA	425,375	2,345,218
Norwegian Air Shuttle ASA	131,941	128,218
Odfjell Drilling Ltd.	17,545	79,661
Orkla ASA	185,789	1,610,976
Protector Forsikring ASA	15,594	391,314
Salmar ASA	16,387	780,643
Schibsted ASA Class A	15,794	489,506
Security Description	Shares	Value
Schibsted ASA Class B	28,377	$837,647
SpareBank 1 Nord Norge	20,807	226,219
Sparebank 1 Oestlandet	11,479	159,349
SpareBank 1 SMN	29,179	440,151
SpareBank 1 Sor-Norge ASA	49,849	644,487
Stolt-Nielsen Ltd.	6,169	156,977
Storebrand ASA	102,734	1,098,046
Telenor ASA	154,206	1,724,448
TGS ASA	60,635	608,933
TOMRA Systems ASA	51,154	663,508
Wallenius Wilhelmsen ASA	19,594	161,803
Wilh Wilhelmsen Holding ASA Class A	3,283	118,416
		34,976,781
PERU — 0.1%
Cia de Minas Buenaventura SAA ADR	47,800	550,656
Credicorp Ltd.	17,300	3,171,436
Hochschild Mining PLC (b)	71,260	190,987
Intercorp Financial Services, Inc.	7,800	228,852
PetroTal Corp. (a)	137,000	51,439
		4,193,370
PHILIPPINES — 0.2%
Alliance Global Group, Inc.	450,900	70,155
AREIT, Inc.	100,200	65,738
Ayala Corp.	59,470	612,724
Ayala Land, Inc.	1,649,200	742,296
Bank of the Philippine Islands	490,500	1,034,506
BDO Unibank, Inc.	695,611	1,720,782
Bloomberry Resorts Corp. (b)	741,800	58,471
Century Pacific Food, Inc.	145,200	105,203
Converge Information & Communications Technology Solutions, Inc.	208,200	57,625
D&L Industries, Inc.	337,900	35,575
DigiPlus Interactive Corp.	238,100	111,754
DMCI Holdings, Inc.	571,200	106,479
GT Capital Holdings, Inc.	21,337	241,354
International Container Terminal Services, Inc.	274,690	1,833,008
JG Summit Holdings, Inc.	515,090	182,068
Jollibee Foods Corp.	105,840	490,825
LT Group, Inc.	314,800	57,142
Manila Electric Co.	63,940	539,419
Manila Water Co., Inc.	223,300	104,229
Megaworld Corp.	1,365,000	48,184
Metropolitan Bank & Trust Co.	429,496	531,852
PLDT, Inc.	20,290	453,570
Puregold Price Club, Inc.	338,780	180,679
Robinsons Land Corp.	375,144	85,808
Robinsons Retail Holdings, Inc.	77,600	48,295
Semirara Mining & Power Corp.	150,000	90,251

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
SM Investments Corp.	58,325	$900,864
SM Prime Holdings, Inc.	2,798,600	1,208,673
Synergy Grid & Development Phils, Inc.	202,800	34,197
TELUS International CDA, Inc. (a) (b)	22,100	86,820
Universal Robina Corp.	280,030	380,947
Wilcon Depot, Inc.	99,300	24,468
		12,243,961
POLAND — 0.3%
Alior Bank SA	22,775	474,237
Allegro.eu SA (b) (d)	159,088	1,042,399
Asseco Poland SA	16,630	386,245
Auto Partner SA	20,329	97,447
Bank Millennium SA (b)	139,551	300,930
Bank Polska Kasa Opieki SA	48,765	1,629,899
Benefit Systems SA	469	328,706
Budimex SA	4,169	471,193
CCC SA (b)	10,767	479,548
CD Projekt SA	14,245	660,623
Cyfrowy Polsat SA (b)	52,228	178,889
Dino Polska SA (b) (d)	13,715	1,294,269
Enea SA (b)	55,046	172,044
Grupa Azoty SA (a) (b)	49,998	225,941
Grupa Kety SA	3,269	541,114
InPost SA (b)	57,882	989,557
Jastrzebska Spolka Weglowa SA (a) (b)	14,458	72,335
KGHM Polska Miedz SA	33,721	939,484
KRUK SA	3,866	389,472
LPP SA	312	1,173,803
mBank SA (b)	4,896	651,052
Orange Polska SA	136,372	243,189
ORLEN SA	148,788	1,705,339
PGE Polska Grupa Energetyczna SA (b)	203,171	299,155
Powszechna Kasa Oszczednosci Bank Polski SA	221,150	3,201,196
Powszechny Zaklad Ubezpieczen SA	159,785	1,774,717
Santander Bank Polska SA	10,158	1,127,504
Tauron Polska Energia SA (b)	218,537	198,877
Warsaw Stock Exchange	6,425	62,919
XTB SA (d)	27,082	461,787
		21,573,870
PORTUGAL — 0.1%
Altri SGPS SA (a)	11,642	64,255
Banco Comercial Portugues SA Class R	1,861,941	895,960
Corticeira Amorim SGPS SA (a)	7,984	66,553
CTT-Correios de Portugal SA	16,915	94,584
EDP SA	910,924	2,915,622
Galp Energia SGPS SA	123,074	2,032,718
Jeronimo Martins SGPS SA	78,507	1,499,874
Security Description	Shares	Value
Mota-Engil SGPS SA (a)	18,415	$55,566
Navigator Co. SA	56,434	209,790
NOS SGPS SA	43,721	150,760
REN - Redes Energeticas Nacionais SGPS SA (a)	101,023	238,509
Semapa-Sociedade de Investimento e Gestao	5,579	81,919
Sonae SGPS SA	327,287	309,760
		8,615,870
QATAR — 0.2%
Al Meera Consumer Goods Co. QSC	26,382	105,209
Baladna	275,933	99,809
Barwa Real Estate Co.	488,520	379,706
Commercial Bank PSQC	854,806	1,021,259
Doha Bank QPSC	624,132	341,293
Dukhan Bank	467,458	474,391
Estithmar Holding QPSC (b)	90,909	46,541
Gulf International Services QSC	149,047	136,234
Gulf Warehousing Co.	42,346	39,194
Industries Qatar QSC	396,374	1,444,626
Masraf Al Rayan QSC	1,789,683	1,210,653
Mesaieed Petrochemical Holding Co.	1,679,516	689,612
Ooredoo QPSC	224,764	712,998
Qatar Aluminum Manufacturing Co.	766,785	255,244
Qatar Electricity & Water Co. QSC	102,139	440,424
Qatar Fuel QSC	158,861	654,467
Qatar Gas Transport Co. Ltd.	714,376	814,047
Qatar International Islamic Bank QSC	242,893	727,145
Qatar Islamic Bank QPSC	473,189	2,775,973
Qatar National Bank QPSC	1,173,604	5,573,088
Qatar Navigation QSC	255,603	771,512
United Development Co. QSC	1,537,116	474,095
Vodafone Qatar QSC	302,258	151,918
		19,339,438
ROMANIA — 0.0% (f)
NEPI Rockcastle NV	147,191	1,076,359
RUSSIA — 0.0%
Alrosa PJSC (c)	330,200	—
Credit Bank of Moscow PJSC (b) (c)	2,707,900	—
Gazprom PJSC (b) (c)	1,561,848	—
GMK Norilskiy Nickel PAO (b) (c)	950,300	—
Inter RAO UES PJSC (c)	5,356,000	—
LUKOIL PJSC (c)	54,554	—
Mobile TeleSystems PJSC (c)	31,200	—
Mobile TeleSystems PJSC ADR (b) (c)	53,100	—

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Moscow Exchange MICEX-RTS PJSC (c)	191,435	$—
Novatek PJSC GDR (b) (c)	286	—
Novolipetsk Steel PJSC (c)	224,930	—
PhosAgro PJSC (b) (c)	135	—
PhosAgro PJSC GDR (b) (c)	20,976	—
Polyus PJSC (b) (c)	4,492	—
Polyus PJSC GDR (b) (c)	1,062	—
Rosneft Oil Co. PJSC (c)	169,478	—
Rostelecom PJSC (c)	100,000	—
Sberbank of Russia PJSC (c)	1,586,024	—
Severstal PAO (c)	31,441	—
Sistema PJSFC GDR (b) (c)	40,100	—
Surgutneftegas PJSC (c)	888,900	—
Surgutneftegas PJSC Preference Shares (c)	802,100	—
Tatneft PJSC (c)	187,335	—
TCS Group Holding PLC GDR (b) (c)	1,787	—
VK IPJSC GDR (b) (c)	17,475	—
VTB Bank PJSC (b) (c)	87,478	—
		—
SAUDI ARABIA — 1.2%
Abdullah Al Othaim Markets Co.	90,217	252,110
ACWA Power Co.	37,819	4,040,173
Ades Holding Co.	83,356	385,123
Advanced Petrochemical Co. (b)	32,252	275,533
Al Hammadi Holding	27,000	275,936
Al Jouf Agricultural Development Co.	6,797	107,814
Al Masane Al Kobra Mining Co.	10,480	188,269
Al Moammar Information Systems Co. (b)	3,626	157,300
Al Rajhi Bank	545,382	13,731,074
Al Rajhi Co. for Co-operative Insurance (b)	10,522	480,538
Al Rajhi REIT	104,183	231,801
Alamar Foods	3,456	68,892
Alaseel Co.	41,322	46,739
Al-Dawaa Medical Services Co.	6,646	138,672
Aldrees Petroleum & Transport Services Co.	16,050	513,443
Alinma Bank	332,400	2,561,074
AlKhorayef Water & Power Technologies Co. (b)	5,225	208,588
Almarai Co. JSC	118,878	1,809,714
Almunajem Foods Co.	3,218	82,047
AlSaif Stores For Development & Investment Co. (b)	22,275	47,545
Alujain Corp. (b)	7,396	75,389
Arab National Bank	265,578	1,489,962
Arabian Cement Co.	9,227	63,848
Security Description	Shares	Value
Arabian Centres Co. (d)	99,383	$573,964
Arabian Contracting Services Co. (b)	2,866	110,753
Arabian Internet & Communications Services Co.	5,390	387,316
Arriyadh Development Co.	18,294	163,591
Astra Industrial Group Co.	8,946	428,562
Ataa Educational Co.	3,559	67,819
Bank AlBilad	174,421	1,812,727
Bank Al-Jazira (b)	109,091	542,929
Banque Saudi Fransi	339,876	1,432,809
Bawan Co.	4,389	65,413
BinDawood Holding Co.	145,480	250,507
Bupa Arabia for Cooperative Insurance Co.	20,088	1,106,674
Catrion Catering Holding Co.	14,877	483,045
City Cement Co.	6,348	30,748
Co. for Cooperative Insurance	17,625	692,354
Dallah Healthcare Co.	9,649	385,200
Dar Al Arkan Real Estate Development Co. (b)	121,911	489,928
Dr. Sulaiman Al Habib Medical Services Group Co.	22,915	1,710,056
East Pipes Integrated Co. for Industry	3,815	142,552
Eastern Province Cement Co.	9,470	86,700
Electrical Industries Co.	137,268	264,497
Elm Co.	6,141	1,822,328
Emaar Economic City (b)	74,864	174,339
Etihad Atheeb Telecommunication Co.	4,723	137,012
Etihad Etisalat Co.	108,708	1,544,953
First Milling Co.	5,996	96,545
Herfy Food Services Co. (b)	2,033	13,581
Jadwa REIT Saudi Fund	30,786	82,590
Jahez International Co. (b)	26,656	214,956
Jamjoom Pharmaceuticals Factory Co.	6,072	245,957
Jarir Marketing Co.	132,392	446,075
Leejam Sports Co. JSC	5,409	266,894
Maharah Human Resources Co.	79,610	130,515
Mediterranean & Gulf Cooperative Insurance & Reinsurance Co. (b)	13,889	96,292
Middle East Healthcare Co. (b)	11,802	215,787
Middle East Paper Co. (b)	18,521	180,902
Middle East Pharmaceutical Co.	2,755	89,306
Mobile Telecommunications Co. Saudi Arabia	86,172	235,302
Mouwasat Medical Services Co.	23,271	527,057
Nahdi Medical Co.	8,502	266,098
National Agriculture Development Co. (b)	61,702	405,282

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
National Co. for Learning & Education	2,895	$157,948
National Gas & Industrialization Co.	6,570	179,401
National Industrialization Co. (b)	89,787	242,784
National Medical Care Co.	5,781	256,940
Northern Region Cement Co.	90,720	223,335
Perfect Presentation For Commercial Services Co. (b)	16,920	63,224
Power & Water Utility Co. for Jubail & Yanbu	15,068	219,760
Qassim Cement Co.	8,869	124,158
Rasan Information Technology Co. (b)	10,842	249,308
Retal Urban Development Co.	89,148	383,886
Riyad Bank	395,437	3,009,927
Riyadh Cement Co.	24,741	212,354
SABIC Agri-Nutrients Co.	65,318	1,929,605
Sahara International Petrochemical Co.	91,006	602,605
SAL Saudi Logistics Services	6,348	426,759
Saudi Arabian Mining Co. (b)	335,134	4,486,411
Saudi Arabian Oil Co. (d)	1,472,390	10,991,787
Saudi Aramco Base Oil Co.	10,246	304,866
Saudi Automotive Services Co.	6,941	117,303
Saudi Awwal Bank	256,850	2,300,262
Saudi Basic Industries Corp.	233,035	4,155,359
Saudi Cement Co.	14,485	164,418
Saudi Ceramic Co. (b)	8,760	79,501
Saudi Chemical Co. Holding	167,160	412,406
Saudi Electricity Co.	225,813	1,015,660
Saudi Ground Services Co.	32,328	439,655
Saudi Industrial Investment Group	87,437	388,619
Saudi Investment Bank	159,833	616,804
Saudi Kayan Petrochemical Co. (b)	167,662	313,245
Saudi National Bank	763,417	6,786,110
Saudi Paper Manufacturing Co.	7,734	133,586
Saudi Pharmaceutical Industries & Medical Appliances Corp. (b)	10,157	86,367
Saudi Public Transport Co. (b)	16,546	90,009
Saudi Real Estate Co. (b)	41,287	278,001
Saudi Reinsurance Co. (b)	9,582	137,454
Saudi Research & Media Group (b)	10,151	742,941
Saudi Steel Pipe Co.	6,939	120,224
Saudi Tadawul Group Holding Co.	11,748	677,853
Saudi Telecom Co.	516,265	5,495,981
Saudia Dairy & Foodstuff Co.	3,420	307,467
Savola Group (b)	41,597	406,294
Security Description	Shares	Value
Seera Group Holding (b)	26,096	$155,990
Sinad Holding Co. (b)	26,480	96,550
Southern Province Cement Co.	12,949	118,896
Sumou Real Estate Co.	11,179	139,834
Sustained Infrastructure Holding Co.	8,180	69,665
Tanmiah Food Co.	2,556	82,311
Theeb Rent A Car Co.	7,227	147,333
United Electronics Co.	7,266	174,427
United International Transportation Co.	5,610	122,281
Yamama Cement Co.	20,429	190,567
Yanbu Cement Co.	15,788	102,105
Yanbu National Petrochemical Co.	80,910	813,967
		97,196,002
SINGAPORE — 1.1%
AIMS APAC REIT	112,100	102,716
BW LPG Ltd. (d)	19,392	215,885
CapitaLand Ascendas REIT	1,012,974	1,908,330
CapitaLand Ascott Trust REIT	614,885	392,135
CapitaLand China Trust REIT	303,800	160,340
Capitaland India Trust	200,300	157,104
CapitaLand Integrated Commercial Trust REIT	1,530,681	2,165,529
CapitaLand Investment Ltd.	605,200	1,162,310
CDL Hospitality Trusts REIT	187,168	117,992
City Developments Ltd.	116,600	436,759
ComfortDelGro Corp. Ltd.	504,200	546,999
DBS Group Holdings Ltd.	517,554	16,586,615
Digital Core REIT Management Pte. Ltd.	214,600	124,468
ESR-REIT	1,527,420	285,510
Far East Hospitality Trust REIT	140,900	63,003
Frasers Centrepoint Trust REIT	280,192	433,371
Frasers Hospitality Trust REIT	135,000	57,891
Frasers Logistics & Commercial Trust REIT	666,439	429,898
Genting Singapore Ltd.	1,725,400	967,549
Grab Holdings Ltd. Class A (b)	547,400	2,583,728
Hafnia Ltd.	62,027	332,521
Hong Fok Corp. Ltd.	61,000	36,666
iFAST Corp. Ltd.	32,600	177,075
Kenon Holdings Ltd.	5,301	177,056
Keppel DC REIT	744,044	1,188,987
Keppel Infrastructure Trust	981,675	323,819
Keppel Ltd.	423,200	2,121,894
Keppel REIT	575,360	366,928
Lendlease Global Commercial REIT	315,527	127,210
Mapletree Industrial Trust REIT	505,150	818,342
Mapletree Logistics Trust REIT	858,647	799,356

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Mapletree Pan Asia Commercial Trust REIT	560,268	$496,939
Netlink NBN Trust	931,400	593,988
Olam Group Ltd.	198,325	177,361
Oversea-Chinese Banking Corp. Ltd.	899,911	11,009,760
Paragon REIT	269,900	174,103
Parkway Life Real Estate Investment Trust	87,600	240,800
Raffles Medical Group Ltd.	139,876	87,153
Riverstone Holdings Ltd.	100,800	80,540
SATS Ltd.	208,536	556,422
Sea Ltd. ADR (b)	96,700	10,259,870
Seatrium Ltd. (a) (b)	753,825	1,143,834
Sembcorp Industries Ltd.	212,700	860,654
Sheng Siong Group Ltd.	144,600	173,834
SIA Engineering Co. Ltd.	80,800	140,372
Singapore Airlines Ltd. (a)	397,600	1,876,956
Singapore Exchange Ltd.	302,600	2,825,923
Singapore Post Ltd.	357,000	138,697
Singapore Technologies Engineering Ltd.	481,700	1,645,449
Singapore Telecommunications Ltd.	1,992,000	4,497,405
Starhill Global REIT	385,208	141,185
StarHub Ltd.	126,800	112,467
STMicroelectronics NV	180,153	4,528,463
Suntec Real Estate Investment Trust	452,600	388,170
UMS Integration Ltd.	309,000	233,302
United Overseas Bank Ltd.	341,593	9,096,961
UOL Group Ltd.	107,433	406,359
Venture Corp. Ltd.	69,100	666,079
Yangzijiang Financial Holding Ltd.	370,300	112,648
		88,033,680
SOUTH AFRICA — 0.9%
Absa Group Ltd.	225,958	2,272,153
AECI Ltd.	27,750	128,559
African Rainbow Minerals Ltd.	57,599	459,052
Afrimat Ltd. (a)	38,727	145,611
Anglo American Platinum Ltd. (a)	27,729	836,058
Anglo American PLC	341,629	10,114,519
Aspen Pharmacare Holdings Ltd. (a)	106,536	930,708
AVI Ltd.	85,323	496,112
Barloworld Ltd.	32,805	188,677
Bid Corp. Ltd.	86,415	1,971,792
Bidvest Group Ltd.	91,702	1,281,350
Capitec Bank Holdings Ltd.	23,208	3,854,889
Clicks Group Ltd.	61,547	1,216,915
Coronation Fund Managers Ltd.	44,887	93,152
DataTec Ltd.	67,024	177,132
Dis-Chem Pharmacies Ltd. (d)	111,613	213,526
Security Description	Shares	Value
Discovery Ltd.	142,412	$1,469,930
DRDGOLD Ltd. (a)	44,155	38,680
Equites Property Fund Ltd. REIT	159,974	124,622
Exxaro Resources Ltd.	57,692	482,907
FirstRand Ltd.	1,322,175	5,322,332
Fortress Real Estate Investments Ltd. Class B	251,245	269,752
Foschini Group Ltd.	93,551	832,886
Gold Fields Ltd.	231,894	3,036,619
Grindrod Ltd.	139,992	88,728
Growthpoint Properties Ltd. REIT	731,511	493,489
Harmony Gold Mining Co. Ltd.	149,867	1,196,712
Hosken Consolidated Investments Ltd.	23,694	205,926
Hyprop Investments Ltd. REIT (a)	107,036	263,591
Impala Platinum Holdings Ltd. (b)	239,231	1,112,481
Investec Ltd.	59,188	392,203
JSE Ltd.	20,858	133,438
Kumba Iron Ore Ltd.	14,222	245,889
Life Healthcare Group Holdings Ltd. (a)	346,213	300,528
Momentum Group Ltd.	280,914	450,475
Motus Holdings Ltd.	47,936	308,675
Mr. Price Group Ltd.	60,589	948,008
MTN Group Ltd.	447,309	2,180,602
MultiChoice Group (b)	79,925	457,440
Naspers Ltd. Class N	44,743	9,895,198
Nedbank Group Ltd.	121,672	1,816,440
Netcare Ltd.	364,842	288,471
Ninety One Ltd.	225,109	413,237
Northam Platinum Holdings Ltd.	78,103	403,180
Oceana Group Ltd. (a)	52,053	186,144
Old Mutual Ltd.	851,334	564,398
Old Mutual Ltd. (a)	315,585	204,338
Omnia Holdings Ltd.	27,807	115,089
OUTsurance Group Ltd.	238,793	841,533
Pan African Resources PLC	392,036	168,654
Pepkor Holdings Ltd. (d)	534,616	820,198
Pick n Pay Stores Ltd. (b)	90,211	146,766
Redefine Properties Ltd. REIT	1,546,663	372,937
Remgro Ltd.	116,452	957,165
Resilient REIT Ltd.	55,944	174,206
Reunert Ltd.	47,667	189,455
Sanlam Ltd.	469,346	2,160,932
Santam Ltd.	7,575	157,618
Sappi Ltd.	130,549	340,797
Sasol Ltd.	135,850	599,482
Scatec ASA (b) (d)	35,708	250,343
Shoprite Holdings Ltd.	127,915	1,996,342
Sibanye Stillwater Ltd. (b)	780,539	619,633
SPAR Group Ltd. (b)	38,271	296,291
Standard Bank Group Ltd.	371,469	4,365,499

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Super Group Ltd. (a)	99,955	$156,262
Telkom SA SOC Ltd. (b)	39,144	72,542
Thungela Resources Ltd.	37,800	267,805
Tiger Brands Ltd. (a)	36,103	552,967
Truworths International Ltd.	86,745	476,293
Vodacom Group Ltd.	170,332	914,937
Vukile Property Fund Ltd. REIT	254,072	241,954
Wilson Bayly Holmes-Ovcon Ltd.	22,889	282,953
Woolworths Holdings Ltd.	258,705	854,810
		76,900,987
SOUTH KOREA — 2.5%
ABLBio, Inc. (b)	7,302	146,683
Advanced Nano Products Co. Ltd.	2,134	83,554
Alteogen, Inc. (b)	10,379	2,156,122
Amorepacific Corp.	6,749	477,606
AMOREPACIFIC Group	4,655	65,344
APR Corp. (b)	4,455	149,740
Asiana Airlines, Inc. (b)	10,835	76,252
BGF retail Co. Ltd.	1,557	107,672
BH Co. Ltd.	3,403	39,521
Bioneer Corp. (b)	5,103	64,736
BNK Financial Group, Inc.	60,750	424,382
Boryung	3,324	23,058
C&C International Co. Ltd. (b)	983	30,255
Caregen Co. Ltd.	6,390	123,733
Cellivery Therapeutics, Inc. (b) (c)	6,215	21,151
Celltrion Pharm, Inc. (b)	4,245	161,702
Celltrion, Inc.	42,206	5,318,774
Chabiotech Co. Ltd. (b)	19,105	147,790
Cheil Worldwide, Inc.	15,138	173,582
Cheryong Electric Co. Ltd.	2,905	89,471
Chong Kun Dang Pharmaceutical Corp.	2,389	143,152
CJ CGV Co. Ltd. (b)	23,500	83,971
CJ CheilJedang Corp.	1,788	307,948
CJ Corp.	3,512	234,171
CJ ENM Co. Ltd. (b)	1,582	57,297
CJ Logistics Corp.	1,971	112,122
Classys, Inc.	7,582	243,370
Cosmax, Inc.	3,323	334,113
Cosmecca Korea Co. Ltd. (b)	1,715	63,682
CosmoAM&T Co. Ltd. (b)	5,225	180,200
Cosmochemical Co. Ltd. (b)	4,945	50,749
Coway Co. Ltd.	14,121	637,134
Creative & Innovative System (b)	9,226	45,834
CS Wind Corp.	5,047	141,626
Daeduck Electronics Co. Ltd.	8,563	88,975
Daejoo Electronic Materials Co. Ltd.	2,655	132,681
Daesang Corp.	4,987	64,593
Security Description	Shares	Value
Daewoo Engineering & Construction Co. Ltd. (b)	52,482	$109,891
Daewoong Co. Ltd.	2,154	31,306
Daewoong Pharmaceutical Co. Ltd.	1,213	103,642
Daishin Securities Co. Ltd.	3,580	38,981
Daou Technology, Inc.	6,450	78,030
DB HiTek Co. Ltd.	7,593	168,444
DB Insurance Co. Ltd.	11,291	784,502
Delivery Hero SE (b) (d)	48,921	1,373,837
Dentium Co. Ltd.	2,224	93,338
DGB Financial Group, Inc.	26,545	146,649
DI Dong Il Corp.	3,366	111,996
DL E&C Co. Ltd.	6,686	145,053
DL Holdings Co. Ltd.	2,132	45,424
DN Automotive Corp.	2,270	28,134
Dong-A Socio Holdings Co. Ltd.	363	27,046
Dong-A ST Co. Ltd. (b)	563	22,340
Dongjin Semichem Co. Ltd.	7,712	107,191
DongKook Pharmaceutical Co. Ltd.	4,240	47,269
Dongsuh Cos., Inc.	7,745	143,206
Doosan Bobcat, Inc.	12,723	356,877
Doosan Co. Ltd.	2,242	381,275
Doosan Enerbility Co. Ltd. (b)	103,468	1,216,468
Doosan Fuel Cell Co. Ltd. (b)	10,534	112,803
DoubleUGames Co. Ltd.	1,011	36,863
Douzone Bizon Co. Ltd.	3,770	160,746
Dreamtech Co. Ltd.	11,158	54,756
Duk San Neolux Co. Ltd. (b)	1,243	23,111
Duksan Techopia Co. Ltd. (b)	3,142	62,657
Ecopro BM Co. Ltd. (b)	13,076	957,428
Ecopro Co. Ltd. (b)	26,663	1,022,295
Ecopro HN Co. Ltd.	3,082	67,117
Ecopro Materials Co. Ltd. (b)	5,502	239,735
E-MART, Inc.	5,504	234,751
EMRO, Inc.	2,432	105,176
Enchem Co. Ltd. (b)	3,370	301,055
Eo Technics Co. Ltd.	1,871	172,943
ESR Kendall Square REIT Co. Ltd.	16,720	48,125
Eugene Technology Co. Ltd.	3,217	67,398
F&F Co. Ltd.	2,987	109,166
Fadu, Inc. (b)	2,653	26,681
Fila Holdings Corp.	9,123	247,619
Foosung Co. Ltd. (b)	15,417	51,726
GOLFZON Co. Ltd.	868	38,422
Grand Korea Leisure Co. Ltd.	3,328	24,810
Green Cross Corp.	1,262	152,592
Green Cross Holdings Corp.	5,248	61,276
GS Engineering & Construction Corp. (b)	18,346	215,186
GS Holdings Corp. (b)	11,346	300,961
GS Retail Co. Ltd.	5,434	60,563
Hana Financial Group, Inc.	75,529	2,889,988
Hana Materials, Inc.	2,047	31,373

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Hana Micron, Inc.	7,322	$45,038
Hana Tour Service, Inc.	2,425	88,658
Hanall Biopharma Co. Ltd. (b)	12,699	329,354
Hancom, Inc.	3,393	48,021
Hanil Cement Co. Ltd.	5,238	51,343
Hanjin Kal Corp.	7,055	358,014
Hankook & Co. Co. Ltd.	2,676	30,510
Hankook Tire & Technology Co. Ltd.	18,375	474,445
Hanmi Pharm Co. Ltd.	1,543	291,791
Hanmi Science Co. Ltd.	6,614	130,701
Hanmi Semiconductor Co. Ltd.	9,833	539,026
Hanon Systems (b)	41,312	111,346
Hansae Co. Ltd. (b)	2,164	20,701
Hansol Chemical Co. Ltd.	1,959	127,242
Hanssem Co. Ltd.	2,499	80,082
Hanwha Aerospace Co. Ltd.	9,613	2,119,548
Hanwha Corp.	8,951	162,466
Hanwha Engine (b)	10,044	124,919
Hanwha General Insurance Co. Ltd.	24,869	67,636
Hanwha Industrial Solutions Co. Ltd. (b)	10,647	223,031
Hanwha Investment & Securities Co. Ltd. (b)	13,008	29,366
Hanwha Life Insurance Co. Ltd.	83,342	138,250
Hanwha Ocean Co. Ltd. (b)	21,685	544,603
Hanwha Solutions Corp. (b)	24,133	259,992
Hanwha Systems Co. Ltd.	37,056	566,479
Harim Holdings Co. Ltd.	12,382	45,670
HD Hyundai Co. Ltd.	10,025	537,539
HD Hyundai Construction Equipment Co. Ltd. (b)	2,085	81,865
HD Hyundai Electric Co. Ltd.	6,174	1,587,379
HD Hyundai Heavy Industries Co. Ltd. (b)	6,081	1,177,685
HD Hyundai Infracore Co. Ltd. (b)	37,177	172,501
HD Hyundai Mipo (b)	5,058	458,833
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (b)	11,424	1,756,892
HDC Hyundai Development Co-Engineering & Construction	6,351	77,465
Hite Jinro Co. Ltd.	4,760	62,802
HK inno N Corp. (b)	3,166	76,655
HL Mando Co. Ltd.	6,581	179,418
HLB Life Science Co. Ltd. (b)	22,874	154,065
Hlb Pharma Ceutical Co. Ltd. (b)	6,367	102,841
HLB Therapeutics Co. Ltd. (b)	24,247	190,471
HLB, Inc. (b)	30,915	1,517,764
HMM Co. Ltd.	70,833	846,130
Hotel Shilla Co. Ltd. (b)	7,245	179,817
HPSP Co. Ltd.	9,413	163,170
Security Description	Shares	Value
HS Hyosung Advanced Materials Corp.	620	$72,704
Hugel, Inc. (b)	1,296	244,681
HYBE Co. Ltd. (b)	7,031	917,468
Hyosung Corp.	1,488	47,059
Hyosung Heavy Industries Corp. (b)	1,492	395,901
Hyosung TNC Corp.	406	65,411
Hyundai Bioscience Co. Ltd. (b)	8,944	85,615
Hyundai Department Store Co. Ltd.	2,120	67,500
Hyundai Elevator Co. Ltd.	4,885	172,702
Hyundai Engineering & Construction Co. Ltd.	17,107	293,157
Hyundai Feed, Inc. (b) (c)	12,561	6,361
Hyundai Glovis Co. Ltd.	8,272	659,864
Hyundai Marine & Fire Insurance Co. Ltd.	11,464	191,649
Hyundai Mobis Co. Ltd.	15,875	2,524,707
Hyundai Motor Co.	35,509	5,041,236
Hyundai Motor Co. Preference Shares (e)	9,675	1,015,269
Hyundai Motor Co. Preference Shares (e)	4,833	496,024
Hyundai Rotem Co. Ltd. (b)	17,629	591,384
Hyundai Steel Co.	18,969	268,852
Hyundai Wia Corp.	3,319	84,471
Iljin Electric Co. Ltd.	7,848	143,493
Iljin Hysolus Co. Ltd. (b)	3,038	33,132
Industrial Bank of Korea	66,386	643,567
Innocean Worldwide, Inc.	11,628	152,592
Intellian Technologies, Inc.	1,883	47,490
IS Dongseo Co. Ltd.	3,285	46,365
ISC Co. Ltd.	5,870	281,976
ISU Specialty Chemical (b)	7,025	147,988
IsuPetasys Co. Ltd.	12,315	223,016
JB Financial Group Co. Ltd.	28,335	311,550
Jeio Co. Ltd. (b)	1,882	17,525
Jeju Air Co. Ltd. (b)	3,342	16,952
JNTC Co. Ltd. (b)	7,289	92,303
Joongang Advanced Materials Co. Ltd. (b)	16,178	90,367
JR Global Reit	95,011	177,462
Jusung Engineering Co. Ltd.	10,171	199,641
JW Pharmaceutical Corp.	1,608	26,012
JYP Entertainment Corp.	7,133	335,424
K Car Co. Ltd.	2,518	21,821
Kakao Corp.	84,166	2,156,869
Kakao Games Corp. (b)	8,347	92,106
KakaoBank Corp.	36,042	509,245
Kakaopay Corp. (b)	8,181	143,987
Kangwon Land, Inc.	21,244	229,366
KB Financial Group, Inc.	97,157	5,471,004
KCC Corp.	1,069	169,800
KCC Glass Corp.	1,162	29,633

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
KEPCO Engineering & Construction Co., Inc.	3,524	$125,266
KEPCO Plant Service & Engineering Co. Ltd.	3,509	104,050
KG Dongbusteel (b)	4,738	17,703
KG Mobility Co. (b)	10,095	25,637
Kia Corp.	61,659	4,172,435
KIWOOM Securities Co. Ltd.	4,384	342,303
Koh Young Technology, Inc.	11,662	63,581
Kolmar Korea Co. Ltd. (b)	2,978	110,255
Kolon Industries, Inc.	2,530	46,320
Korea Aerospace Industries Ltd.	20,387	757,618
Korea Electric Power Corp. (b)	69,272	938,412
Korea Electric Terminal Co. Ltd.	599	27,186
Korea Gas Corp. (b)	8,763	204,855
Korea Investment Holdings Co. Ltd.	9,412	451,326
Korea Line Corp. (b)	17,625	20,042
Korea Petrochemical Ind Co. Ltd.	507	26,587
Korea Zinc Co. Ltd.	2,671	1,809,150
Korean Air Lines Co. Ltd.	46,136	701,980
Korean Reinsurance Co.	41,079	221,465
Krafton, Inc. (b)	7,593	1,600,035
KT&G Corp.	27,844	2,014,741
Kum Yang Co. Ltd. (b)	8,903	126,327
Kumho Petrochemical Co. Ltd.	3,498	214,214
Kumho Tire Co., Inc. (b)	24,818	79,849
Kyung Dong Navien Co. Ltd.	1,463	86,828
L&F Co. Ltd. (b)	5,988	323,707
Lake Materials Co. Ltd.	7,818	57,435
LEENO Industrial, Inc.	3,095	395,289
LG Chem Ltd.	13,451	2,253,469
LG Chem Ltd. Preference Shares	1,534	164,009
LG Corp.	26,223	1,270,591
LG Display Co. Ltd. (b)	71,602	436,971
LG Electronics, Inc.	28,803	1,618,269
LG Energy Solution Ltd. (b)	12,194	2,847,738
LG H&H Co. Ltd.	2,348	482,956
LG Innotek Co. Ltd.	3,277	354,697
LG Uplus Corp.	46,209	323,102
LIG Nex1 Co. Ltd.	4,497	672,429
LigaChem Biosciences, Inc. (b)	6,542	478,379
Lotte Chemical Corp.	4,266	172,344
Lotte Chilsung Beverage Co. Ltd.	412	31,229
Lotte Corp.	5,009	73,524
Lotte Energy Materials Corp.	5,252	82,283
LOTTE Fine Chemical Co. Ltd.	2,494	66,352
LOTTE REIT Co. Ltd.	72,309	149,383
Lotte Rental Co. Ltd.	2,023	41,011
Lotte Shopping Co. Ltd.	2,741	99,795
Security Description	Shares	Value
Lotte Tour Development Co. Ltd. (b)	20,178	$104,168
Lotte Wellfood Co. Ltd.	1,011	76,280
LS Corp.	4,087	257,984
LS Eco Energy Ltd.	4,815	100,353
LS Electric Co. Ltd.	3,457	374,172
LS Materials Ltd.	6,861	54,305
Lunit, Inc. (b)	7,175	306,448
LX International Corp.	14,247	259,873
LX Semicon Co. Ltd.	2,737	104,656
Medytox, Inc.	1,333	112,173
Meritz Financial Group, Inc.	35,084	2,464,879
Mezzion Pharma Co. Ltd. (b)	6,067	125,994
Mirae Asset Securities Co. Ltd.	56,403	304,026
Myoung Shin Industrial Co. Ltd.	3,805	26,272
Naturecell Co. Ltd. (b)	12,479	181,163
NAVER Corp. (b)	37,768	5,039,381
NCSoft Corp.	3,175	392,061
Netmarble Corp. (b) (d)	5,495	191,056
Nexen Tire Corp.	7,888	32,053
Nexon Games Co. Ltd. (b)	6,243	56,432
NEXTIN, Inc.	1,384	47,367
NH Investment & Securities Co. Ltd.	36,806	346,469
NICE Information Service Co. Ltd.	10,100	83,009
NKMax Co. Ltd. (b) (c)	18,462	6,333
NongShim Co. Ltd.	723	182,726
OCI Co. Ltd.	993	39,222
OCI Holdings Co. Ltd.	2,996	118,252
Orion Corp.	4,950	341,928
Orion Holdings Corp.	5,222	53,147
Oscotec, Inc. (b)	5,686	92,830
Ottogi Corp.	406	108,517
Pan Ocean Co. Ltd.	57,731	128,874
Paradise Co. Ltd. (b)	12,649	81,979
Park Systems Corp. (b)	970	137,843
Pearl Abyss Corp. (b)	6,377	118,725
People & Technology, Inc.	3,700	93,723
Peptron, Inc.	5,198	352,579
PharmaResearch Co. Ltd.	1,311	231,465
PI Advanced Materials Co. Ltd. (b)	1,584	17,959
Poongsan Corp.	3,880	131,020
Posco DX Co. Ltd.	11,689	148,809
POSCO Future M Co. Ltd.	7,311	690,722
POSCO Holdings, Inc.	18,424	3,142,833
Posco International Corp.	12,452	330,773
Posco M-Tech Co. Ltd.	4,127	33,064
PSK Holdings, Inc. (b)	1,526	38,309
PSK, Inc. (b)	2,330	25,598
Rainbow Robotics (b)	3,635	397,705
S-1 Corp.	3,092	123,522
Sam Chun Dang Pharm Co. Ltd. (b)	2,749	273,967
Sam-A Aluminum Co. Ltd.	1,022	23,145

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Samsung Biologics Co. Ltd. (b) (d)	4,634	$2,969,317
Samsung C&T Corp.	23,658	1,828,033
Samsung E&A Co. Ltd. (b)	33,867	377,513
Samsung Electro-Mechanics Co. Ltd.	16,695	1,384,731
Samsung Electronics Co. Ltd.	1,231,660	43,954,010
Samsung Electronics Co. Ltd. Preference Shares	209,706	6,228,678
Samsung Fire & Marine Insurance Co. Ltd.	8,150	1,973,081
Samsung Heavy Industries Co. Ltd. (b)	178,965	1,365,418
Samsung Life Insurance Co. Ltd.	21,187	1,355,779
Samsung SDI Co. Ltd. (b)	13,957	2,306,935
Samsung SDS Co. Ltd.	10,041	864,031
Samsung Securities Co. Ltd.	14,135	413,295
Samyang Foods Co. Ltd.	895	462,415
Samyang Holdings Corp.	808	35,812
SD Biosensor, Inc. (b)	6,738	46,787
SeAH Besteel Holdings Corp.	1,754	23,360
SeAH Steel Holdings Corp.	1,440	175,923
Sebang Global Battery Co. Ltd.	1,623	78,424
Seegene, Inc.	5,723	88,217
Seojin System Co. Ltd. (b)	5,942	106,535
SFA Engineering Corp.	4,891	64,018
SFA Semicon Co. Ltd. (b)	9,437	19,505
Shin Poong Pharmaceutical Co. Ltd. (b)	5,405	37,563
Shinhan Financial Group Co. Ltd.	113,318	3,674,543
Shinsegae, Inc. (b)	1,389	124,594
Shinsung Delta Tech Co. Ltd.	3,443	267,803
Silicon2 Co. Ltd. (b)	7,124	155,428
SK Biopharmaceuticals Co. Ltd. (b)	6,766	505,259
SK Bioscience Co. Ltd. (b)	6,365	216,720
SK Chemicals Co. Ltd.	1,680	50,257
SK Discovery Co. Ltd.	2,244	58,940
SK Gas Ltd.	498	69,880
SK Hynix, Inc.	141,167	16,176,371
SK IE Technology Co. Ltd. (b) (d)	6,160	92,943
SK Innovation Co. Ltd. (b)	17,196	1,299,960
SK Networks Co. Ltd.	38,191	106,812
SK oceanplant Co. Ltd. (b)	5,577	48,196
SK REITs Co. Ltd.	61,379	184,351
SK Square Co. Ltd. (b)	23,076	1,211,891
SK Telecom Co. Ltd.	11,658	436,850
SK, Inc.	8,511	755,486
SKC Co. Ltd. (b)	4,369	307,507
SL Corp.	1,756	35,562
SM Entertainment Co. Ltd.	2,962	150,880
SNT Motiv Co. Ltd.	938	25,614
S-Oil Corp.	10,391	388,011
Security Description	Shares	Value
SOLUM Co. Ltd. (b)	10,424	$135,163
Solus Advanced Materials Co. Ltd.	5,776	31,792
Soop Co. Ltd.	1,389	85,138
Soulbrain Co. Ltd.	779	86,075
Soulbrain Holdings Co. Ltd.	1,062	25,531
ST Pharm Co. Ltd.	2,098	125,491
Studio Dragon Corp. (b)	2,238	64,952
Sungeel Hitech Co. Ltd. (b)	859	20,544
Synopex, Inc. (b)	14,436	57,542
Taihan Electric Wire Co. Ltd. (b)	30,467	229,335
TCC Steel	3,940	71,275
TechWing, Inc.	9,109	232,161
TKG Huchems Co. Ltd.	1,984	22,912
Tokai Carbon Korea Co. Ltd.	1,212	57,803
Voronoi, Inc. (b)	3,210	171,930
VT Co. Ltd. (b)	4,639	125,139
Webzen, Inc.	4,173	38,627
Wemade Co. Ltd. (b)	4,152	97,679
WONIK IPS Co. Ltd. (b)	5,486	82,068
Wonik QnC Corp.	1,915	22,769
Woori Financial Group, Inc.	159,783	1,664,825
W-Scope Chungju Plant Co. Ltd. (b)	4,231	31,447
YC Corp. (b)	6,775	46,016
YG Entertainment, Inc.	2,609	80,621
Youlchon Chemical Co. Ltd.	2,226	31,049
Youngone Corp.	4,506	128,902
Youngone Holdings Co. Ltd.	1,025	57,965
Yuanta Securities Korea Co. Ltd.	18,956	33,761
Yuhan Corp.	14,955	1,204,914
		210,381,126
SPAIN — 1.5%
Acciona SA	7,485	842,503
Acerinox SA	44,014	430,698
ACS Actividades de Construccion y Servicios SA	49,932	2,504,570
Aena SME SA (d)	18,722	3,826,921
Almirall SA (a)	17,777	151,591
Amadeus IT Group SA	115,162	8,132,867
AmRest Holdings SE	15,970	71,543
Atresmedia Corp. de Medios de Comunicacion SA	20,752	93,906
Audax Renovables SA (b)	30,037	48,210
Banco Bilbao Vizcaya Argentaria SA	1,507,730	14,756,977
Banco de Sabadell SA	1,446,560	2,811,583
Banco Santander SA	4,031,824	18,639,082
Bankinter SA	195,606	1,547,482
Befesa SA (d)	8,540	182,274
CaixaBank SA	1,038,639	5,631,374
Cellnex Telecom SA (b) (d)	135,360	4,276,443
CIE Automotive SA (a)	9,535	250,787

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Construcciones y Auxiliar de Ferrocarriles SA	3,468	$125,509
Distribuidora Internacional de Alimentacion SA (b)	3,493,966	55,355
EDP Renovaveis SA	85,716	891,140
eDreams ODIGEO SA (b)	18,564	167,240
Enagas SA	56,204	685,587
Ence Energia y Celulosa SA (a)	35,434	113,672
Endesa SA	83,318	1,791,948
Faes Farma SA (a)	63,508	228,854
Fluidra SA	28,166	685,982
Gestamp Automocion SA (a) (d)	33,976	87,252
Global Dominion Access SA (a) (d)	84,199	244,127
Grenergy Renovables SA (b)	1,485	50,206
Grifols SA (b)	84,428	799,766
Iberdrola SA	1,538,924	21,194,293
Indra Sistemas SA	38,675	684,019
Industria de Diseno Textil SA	279,803	14,382,496
Inmobiliaria Colonial Socimi SA REIT	60,223	322,718
Laboratorios Farmaceuticos Rovi SA	4,490	292,679
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (a)	102,412	114,956
Logista Integral SA	14,361	434,228
Mapfre SA	217,548	551,013
Melia Hotels International SA	25,327	193,155
Merlin Properties Socimi SA REIT	94,567	994,909
Neinor Homes SA (a) (d)	7,187	125,772
Pharma Mar SA	2,303	190,304
Prosegur Cash SA (a) (d)	40,918	23,389
Redeia Corp. SA (a)	115,750	1,977,676
Repsol SA	316,864	3,835,637
Sacyr SA	123,913	408,288
Solaria Energia y Medio Ambiente SA (a) (b)	16,480	133,363
Talgo SA (a) (b) (d)	13,385	46,570
Tecnicas Reunidas SA (b)	12,804	149,026
Telefonica SA (a)	1,123,360	4,579,673
Unicaja Banco SA (d)	398,000	525,052
Vidrala SA	6,287	604,797
Viscofan SA (a)	10,299	650,511
		122,539,973
SWEDEN — 2.1%
AAK AB	48,346	1,378,798
AcadeMedia AB (d)	15,147	92,533
AddLife AB Class B	31,354	389,331
Addnode Group AB	27,720	260,400
AddTech AB Class B	69,158	1,886,898
AFRY AB	23,673	329,299
Alfa Laval AB	76,465	3,204,678
Security Description	Shares	Value
Alimak Group AB (d)	12,150	$129,096
Alleima AB	50,067	340,556
Alligo AB Class B	5,062	56,442
Ambea AB (d)	28,819	251,424
AQ Group AB	19,140	242,581
Arjo AB Class B	74,541	244,576
Assa Abloy AB Class B	266,699	7,887,705
Atea ASA	21,003	261,489
Atlas Copco AB Class A	714,728	10,922,337
Atlas Copco AB Class B	415,330	5,618,942
Atrium Ljungberg AB Class B	12,994	233,261
Attendo AB (d)	18,258	84,273
Avanza Bank Holding AB (a)	33,471	825,304
Axfood AB	28,850	610,983
Beijer Ref AB (a)	102,418	1,513,487
Betsson AB Class B	26,995	350,837
Bilia AB Class A (a)	14,418	157,303
Billerud Aktiebolag	53,005	486,432
BioArctic AB (b) (d)	7,654	137,962
BioGaia AB Class B	31,050	314,455
Biotage AB	25,774	375,090
Boliden AB	75,780	2,134,880
BoneSupport Holding AB (b) (d)	40,703	1,424,042
Boozt AB (b) (d)	10,974	125,209
Bravida Holding AB (d)	49,701	360,874
Bufab AB	6,983	277,569
Bure Equity AB	13,517	467,216
Camurus AB (b)	8,577	438,814
Castellum AB (b)	104,860	1,146,710
Catena AB	10,928	468,835
Cibus Nordic Real Estate AB publ (a)	15,201	242,740
Clas Ohlson AB Class B	7,371	140,389
Cloetta AB Class B	28,896	65,903
Corem Property Group AB Class B (a)	130,068	78,847
Creades AB Class A	14,930	97,514
Dios Fastigheter AB	40,777	291,603
Dometic Group AB (d)	69,010	323,873
Electrolux AB Class B (b)	58,515	486,017
Electrolux Professional AB Class B	57,720	357,836
Elekta AB Class B	98,077	542,495
Embracer Group AB (a) (b)	181,747	496,472
Engcon AB	40,688	385,181
Epiroc AB Class A	172,503	3,010,288
Epiroc AB Class B	103,062	1,610,012
EQT AB (a)	97,203	2,690,613
Essity AB Class B	162,269	4,342,643
Evolution AB (d)	45,093	3,481,980
Fabege AB	53,473	401,450
Fastighets AB Balder Class B (b)	176,356	1,229,015
FastPartner AB Class A	13,270	76,863
Fortnox AB (a)	129,797	842,789

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Getinge AB Class B	60,864	$999,712
Granges AB	22,094	263,238
H & M Hennes & Mauritz AB Class B (a)	148,300	2,001,549
Hemnet Group AB	31,894	969,874
Hexagon AB Class B	550,834	5,266,000
Hexatronic Group AB (b)	27,906	91,292
Hexpol AB	70,177	654,555
HMS Networks AB (a)	8,703	341,201
Hoist Finance AB (b) (d)	9,870	80,713
Holmen AB Class B	19,373	711,551
Hufvudstaden AB Class A	25,389	278,807
Husqvarna AB Class B	84,931	443,781
Industrivarden AB Class A	32,340	1,023,590
Industrivarden AB Class C	49,374	1,561,563
Indutrade AB	77,045	1,933,060
Instalco AB (a)	47,213	140,927
Investment AB Latour Class B	39,397	984,005
Investment AB Oresund	3,443	33,730
Investor AB Class B	460,555	12,214,807
INVISIO AB	9,060	225,900
Inwido AB	14,516	243,701
JM AB (a)	12,817	193,588
Kinnevik AB Class B	64,717	432,499
L E Lundbergforetagen AB Class B (a)	20,223	917,555
Lifco AB Class B	65,489	1,900,659
Lindab International AB	17,669	366,758
Loomis AB	17,258	525,429
Medicover AB Class B	15,499	268,715
MEKO AB	8,779	106,309
MIPS AB	6,305	267,412
Modern Times Group MTG AB Class B (b)	15,662	134,022
Munters Group AB (d)	34,357	577,603
Mycronic AB	19,040	688,730
NCAB Group AB	38,365	223,956
NCC AB Class B	21,013	308,849
New Wave Group AB Class B (a)	35,695	313,500
Nibe Industrier AB Class B (a)	411,197	1,609,065
Nolato AB Class B	43,985	215,950
Nordnet AB publ	36,812	782,057
Norion Bank AB (b)	28,130	92,608
NP3 Fastigheter AB	5,090	115,166
Nyfosa AB (b)	39,890	389,426
Pandox AB	28,642	497,186
Paradox Interactive AB (a)	7,501	139,440
Peab AB Class B	38,686	277,548
Platzer Fastigheter Holding AB Class B	9,670	75,002
Ratos AB Class B	39,105	110,866
Rusta AB (a)	11,872	80,316
Rvrc Holding AB (a)	20,248	75,097
Saab AB Class B	85,230	1,803,056
Sagax AB Class B	64,562	1,326,704
Security Description	Shares	Value
Samhallsbyggnadsbolaget i Norden AB (a)	170,381	$70,054
Sandvik AB	283,710	5,094,032
Scandic Hotels Group AB (a) (d)	37,033	230,224
Sdiptech AB Class B (b)	6,902	148,544
Sectra AB Class B	36,125	905,168
Securitas AB Class B	135,912	1,682,629
Skandinaviska Enskilda Banken AB Class A	422,248	5,794,168
Skanska AB Class B	96,952	2,041,339
SKF AB Class B	90,707	1,704,774
SkiStar AB	6,323	93,667
SSAB AB Class A	51,377	208,750
SSAB AB Class B	158,764	630,894
Storskogen Group AB Class B	326,603	340,485
Surgical Science Sweden AB (b)	8,795	124,094
Svenska Cellulosa AB SCA Class B	173,347	2,201,566
Svenska Handelsbanken AB Class A	384,322	3,973,384
Svolder AB Class B	24,332	113,712
Sweco AB Class B	49,097	731,962
Swedbank AB Class A	225,536	4,459,305
SwedenCare AB	13,025	56,866
Swedish Orphan Biovitrum AB (b)	52,100	1,496,621
Synsam AB	17,055	68,765
Tele2 AB Class B	160,553	1,587,476
Telefonaktiebolaget LM Ericsson Class B	739,151	5,993,886
Telia Co. AB	627,772	1,747,190
Thule Group AB (d)	28,133	866,888
Trelleborg AB Class B	56,689	1,942,494
Troax Group AB	8,337	169,957
Truecaller AB Class B	83,057	384,485
VBG Group AB Class B	4,204	118,716
Vimian Group AB (b)	58,507	211,351
Vitec Software Group AB Class B	11,478	563,431
Vitrolife AB (a)	17,730	344,638
Volvo AB Class A	53,282	1,303,986
Volvo AB Class B	422,672	10,285,420
Wallenstam AB Class B	80,636	349,229
Wihlborgs Fastigheter AB	73,622	700,790
Xvivo Perfusion AB (b)	5,791	255,597
Yubico AB (a) (b)	10,248	224,985
		171,125,293
SWITZERLAND — 3.7%
ABB Ltd.	420,824	22,756,447
Accelleron Industries AG	27,189	1,404,261
Adecco Group AG	51,059	1,263,106
Alcon AG	132,964	11,289,859
Allreal Holding AG	3,974	727,867
ALSO Holding AG	1,574	389,049

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Arbonia AG (b)	9,785	$120,713
Aryzta AG (b)	225,832	394,180
Autoneum Holding AG (a)	1,620	213,795
Avolta AG	24,365	979,507
Bachem Holding AG (a)	8,980	575,113
Baloise Holding AG	11,577	2,100,801
Banque Cantonale Vaudoise	8,015	739,043
Barry Callebaut AG (a)	949	1,265,370
Basilea Pharmaceutica Ag Allschwil (b)	2,131	97,301
Belimo Holding AG	2,791	1,848,364
BKW AG	6,148	1,020,062
Bossard Holding AG Class A (a)	1,440	303,361
Bucher Industries AG	1,773	638,849
Burckhardt Compression Holding AG	814	582,311
Burkhalter Holding AG	1,578	158,453
Bystronic AG (a)	386	132,081
Cembra Money Bank AG	7,983	722,395
Chocoladefabriken Lindt & Spruengli AG (e)	262	2,910,492
Chocoladefabriken Lindt & Spruengli AG (e)	28	3,081,446
Cie Financiere Richemont SA Class A	143,044	21,669,896
Clariant AG	54,858	613,161
Comet Holding AG	2,088	573,265
Daetwyler Holding AG Bearer Shares	1,737	255,303
DKSH Holding AG	9,519	707,943
DocMorris AG (a) (b)	3,347	74,094
dormakaba Holding AG	760	540,103
Dottikon Es Holding AG (a) (b)	702	171,191
DSM-Firmenich AG	49,049	4,963,222
EFG International AG	21,977	319,835
Emmi AG	492	399,962
EMS-Chemie Holding AG	1,992	1,346,072
Flughafen Zurich AG	5,310	1,276,544
Forbo Holding AG	341	283,952
Galderma Group AG (b)	24,415	2,711,311
Galenica AG (d)	20,939	1,718,320
Geberit AG	8,895	5,051,802
Georg Fischer AG (a)	20,733	1,571,852
Givaudan SA	2,457	10,755,897
Helvetia Holding AG	9,877	1,631,394
Huber & Suhner AG	3,513	288,030
Implenia AG	6,673	226,054
Inficon Holding AG	455	520,896
International Workplace Group PLC	185,466	369,554
Interroll Holding AG (a)	193	425,015
Intershop Holding AG	2,272	318,393
Julius Baer Group Ltd.	54,658	3,550,824
Kardex Holding AG	1,645	491,905
Komax Holding AG (a)	788	100,363
Security Description	Shares	Value
Kuehne & Nagel International AG	12,852	$2,953,037
Kuros Biosciences AG (b)	6,332	149,173
Landis & Gyr Group AG	5,697	361,563
LEM Holding SA	117	95,666
Leonteq AG (a)	1,998	43,604
Logitech International SA	40,337	3,334,440
Lonza Group AG	19,219	11,360,065
Medacta Group SA (d)	1,306	153,622
Medmix AG (d)	7,663	74,662
Metall Zug AG Class B	59	73,473
Mobilezone Holding AG (a)	8,564	98,124
Mobimo Holding AG	1,932	624,636
Novartis AG	524,442	51,131,462
OC Oerlikon Corp. AG Pfaffikon	40,233	156,117
Partners Group Holding AG	6,039	8,214,495
PSP Swiss Property AG	13,633	1,942,932
R&S Group Holding AG	5,207	107,215
Rieter Holding AG	687	64,449
Sandoz Group AG	108,950	4,472,549
Schindler Holding AG (e)	10,834	2,997,552
Schindler Holding AG (e)	6,610	1,805,802
Schweiter Technologies AG	187	85,220
Sensirion Holding AG (a) (b) (d)	2,062	126,052
SFS Group AG	4,658	646,314
SGS SA	40,340	4,052,608
Siegfried Holding AG	1,081	1,177,546
SIG Group AG	88,691	1,756,195
Sika AG	40,567	9,693,454
SKAN Group AG (a)	3,808	320,187
Sonova Holding AG	13,486	4,416,379
Stadler Rail AG	11,837	260,240
Straumann Holding AG	29,345	3,701,643
Sulzer AG	5,014	726,349
Sunrise Communications AG Class A (b)	25,512	1,106,904
Swatch Group AG Bearer Shares	8,124	1,478,744
Swiss Life Holding AG	7,644	5,910,151
Swiss Prime Site AG	22,994	2,509,817
Swisscom AG	6,892	3,841,267
Swissquote Group Holding SA	2,855	1,097,718
Tecan Group AG	4,120	919,516
Temenos AG	14,530	1,028,167
TX Group AG	797	159,884
u-blox Holding AG (a)	1,683	135,839
UBS Group AG	875,158	26,832,907
Valiant Holding AG	3,826	446,361
VAT Group AG (d)	7,184	2,720,266
Vetropack Holding AG (a)	2,150	60,497
Vontobel Holding AG	8,447	592,805
Ypsomed Holding AG	928	335,473
Zehnder Group AG	1,784	89,444

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Zurich Insurance Group AG	38,943	$23,195,183
		308,278,147
TAIWAN — 5.6%
Ability Opto-Electronics Technology Co. Ltd.	39,000	250,408
AcBel Polytech, Inc.	176,775	163,109
Accton Technology Corp.	133,000	3,135,903
Acer, Inc.	804,000	976,047
Acter Group Corp. Ltd.	33,000	373,942
Actron Technology Corp.	15,148	76,931
ADATA Technology Co. Ltd.	67,672	161,829
Advanced Energy Solution Holding Co. Ltd.	7,000	243,408
Advanced Wireless Semiconductor Co.	33,000	111,226
Advancetek Enterprise Co. Ltd.	52,000	120,703
Advantech Co. Ltd.	129,855	1,372,440
AIC, Inc.	4,374	43,627
Airoha Technology Corp.	9,000	193,262
Alchip Technologies Ltd.	21,000	2,100,993
Alexander Marine Co. Ltd.	4,218	26,504
Allied Supreme Corp.	6,000	56,185
Allis Electric Co. Ltd.	41,810	128,167
Ambassador Hotel	38,000	63,866
Andes Technology Corp. (b)	11,000	139,075
AP Memory Technology Corp.	19,000	183,425
Apex Dynamics, Inc.	10,000	283,366
Arcadyan Technology Corp.	36,487	195,320
Ardentec Corp.	109,000	176,544
ASE Technology Holding Co. Ltd.	863,325	4,265,999
Asia Cement Corp.	570,000	702,405
Asia Optical Co., Inc.	130,000	747,457
Asia Vital Components Co. Ltd.	85,502	1,624,784
ASMedia Technology, Inc.	13,000	787,110
ASPEED Technology, Inc.	7,400	750,507
ASROCK, Inc.	12,000	84,735
Asustek Computer, Inc.	185,000	3,476,033
AUO Corp.	2,045,800	914,181
AURAS Technology Co. Ltd.	20,000	409,950
BES Engineering Corp.	298,000	96,805
Bizlink Holding, Inc.	46,780	873,259
Bora Pharmaceuticals Co. Ltd.	13,092	300,300
Brighton-Best International Taiwan, Inc.	68,000	69,899
C Sun Manufacturing Ltd.	41,000	258,247
Capital Securities Corp.	343,000	257,895
Catcher Technology Co. Ltd.	170,000	1,005,963
Cathay Financial Holding Co. Ltd.	2,462,606	5,130,351
Cathay Real Estate Development Co. Ltd.	120,000	87,846
Center Laboratories, Inc.	95,592	127,856
Central Reinsurance Co. Ltd.	73,000	57,559
Security Description	Shares	Value
Century Iron & Steel Industrial Co. Ltd.	51,000	$255,121
Chailease Holding Co. Ltd.	363,652	1,253,418
Chang Hwa Commercial Bank Ltd.	2,129,048	1,159,191
Chang Wah Electromaterials, Inc.	39,000	54,126
Chang Wah Technology Co. Ltd.	155,000	157,910
Channel Well Technology Co. Ltd.	59,000	127,414
Charoen Pokphand Enterprise	38,500	106,042
Chenbro Micom Co. Ltd.	21,000	170,706
Cheng Loong Corp.	555,000	321,646
Cheng Shin Rubber Industry Co. Ltd.	439,000	656,803
Cheng Uei Precision Industry Co. Ltd.	59,000	130,653
Chenming Electronic Technology Corp.	26,000	112,218
Chia Hsin Cement Corp.	128,520	66,642
Chicony Electronics Co. Ltd.	181,491	841,453
Chicony Power Technology Co. Ltd.	27,000	98,415
Chief Telecom, Inc.	11,000	160,716
China Airlines Ltd.	876,000	685,367
China Bills Finance Corp.	288,000	132,209
China Man-Made Fiber Corp. (b)	277,680	62,423
China Metal Products	76,000	71,863
China Motor Corp.	83,000	201,016
China Petrochemical Development Corp. (b)	734,221	164,606
China Steel Chemical Corp.	35,000	98,324
China Steel Corp.	3,133,000	1,877,822
Chin-Poon Industrial Co. Ltd.	91,000	107,697
Chipbond Technology Corp.	142,000	278,937
ChipMOS Technologies, Inc.	103,000	98,493
Chong Hong Construction Co. Ltd.	40,000	104,806
Chroma ATE, Inc.	92,000	1,147,737
Chung Hung Steel Corp.	220,000	119,111
Chung Hwa Pulp Corp. (b)	235,000	118,631
Chung-Hsin Electric & Machinery Manufacturing Corp.	85,000	399,274
Chunghwa Precision Test Tech Co. Ltd.	3,000	80,709
Chunghwa Telecom Co. Ltd.	1,227,000	4,622,138
Cleanaway Co. Ltd.	14,000	76,866
Clevo Co.	89,000	140,350
Compal Electronics, Inc.	1,153,000	1,324,115
Compeq Manufacturing Co. Ltd.	215,000	459,714
Continental Holdings Corp.	110,000	100,825
Coretronic Corp.	42,000	119,910
Co-Tech Development Corp.	25,000	44,609

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Crowell Development Corp.	88,000	$114,078
CSBC Corp. Taiwan (b)	161,954	74,346
CTBC Financial Holding Co. Ltd.	4,288,009	5,114,037
CTCI Corp.	119,000	140,109
Cub Elecparts, Inc.	6,929	22,509
CyberPower Systems, Inc.	8,000	94,801
Da-Li Development Co. Ltd.	55,650	75,112
Darfon Electronics Corp.	24,000	31,881
Delpha Construction Co. Ltd.	76,000	90,872
Delta Electronics, Inc.	506,630	6,652,663
Depo Auto Parts Ind Co. Ltd.	33,000	215,910
Dynamic Holding Co. Ltd.	41,000	76,536
Dynapack International Technology Corp.	87,000	557,276
E Ink Holdings, Inc.	227,000	1,890,253
E.Sun Financial Holding Co. Ltd.	3,801,026	3,124,576
Eclat Textile Co. Ltd.	44,182	685,953
ECOVE Environment Corp.	6,000	52,342
Egis Technology, Inc. (b)	24,000	129,207
EirGenix, Inc. (b)	73,000	160,320
Elan Microelectronics Corp.	62,000	285,562
Elite Advanced Laser Corp. (b)	32,000	280,132
Elite Material Co. Ltd.	80,000	1,508,030
Elite Semiconductor Microelectronics Technology, Inc.	103,000	194,787
Elitegroup Computer Systems Co. Ltd.	47,000	31,969
eMemory Technology, Inc.	17,000	1,739,694
Ennoconn Corp.	19,233	171,008
Ennostar, Inc.	141,000	179,774
Episil Technologies, Inc. (b)	51,579	78,113
Episil-Precision, Inc.	13,113	18,859
Eternal Materials Co. Ltd.	186,000	157,721
Etron Technology, Inc. (b)	45,267	49,914
Eva Airways Corp.	729,121	986,335
Ever Supreme Bio Technology Co. Ltd.	30,790	164,823
Evergreen Aviation Technologies Corp.	39,000	115,628
Evergreen International Storage & Transport Corp.	59,000	56,238
Evergreen Marine Corp. Taiwan Ltd.	266,673	1,830,177
EVERGREEN Steel Corp.	38,000	103,390
Everlight Electronics Co. Ltd.	90,000	233,342
EZconn Corp.	12,000	237,917
Far Eastern Department Stores Ltd.	162,000	111,181
Far Eastern International Bank	538,921	216,985
Far Eastern New Century Corp.	749,620	722,536
Far EasTone Telecommunications Co. Ltd.	491,000	1,338,907
Security Description	Shares	Value
Faraday Technology Corp.	53,738	$395,030
Farglory Land Development Co. Ltd.	76,000	171,313
Feng Hsin Steel Co. Ltd.	99,000	210,172
Feng TAY Enterprise Co. Ltd.	130,067	527,655
First Copper Technology Co. Ltd. (b)	82,000	92,919
First Financial Holding Co. Ltd.	2,950,695	2,439,074
Fitipower Integrated Technology, Inc.	17,544	124,418
FLEXium Interconnect, Inc.	66,000	129,445
FocalTech Systems Co. Ltd.	43,000	116,732
Formosa Advanced Technologies Co. Ltd.	74,000	63,652
Formosa Chemicals & Fibre Corp.	1,069,000	890,168
Formosa International Hotels Corp.	16,000	93,215
Formosa Plastics Corp.	1,079,000	1,168,372
Formosa Sumco Technology Corp.	21,000	62,774
Formosa Taffeta Co. Ltd.	154,000	86,196
Fortune Electric Co. Ltd.	33,600	577,004
Fositek Corp.	12,000	296,482
Foxconn Technology Co. Ltd.	237,180	538,248
Foxsemicon Integrated Technology, Inc.	19,000	176,181
Fubon Financial Holding Co. Ltd.	2,097,612	5,777,558
Fulgent Sun International Holding Co. Ltd.	34,300	123,978
Fusheng Precision Co. Ltd.	24,000	230,597
Gallant Precision Machining Co. Ltd.	46,000	156,446
General Interface Solution Holding Ltd. (b)	52,000	80,257
Genius Electronic Optical Co. Ltd.	19,396	299,952
Getac Holdings Corp.	81,000	261,892
Giant Manufacturing Co. Ltd.	69,994	302,099
Gigabyte Technology Co. Ltd.	144,000	1,196,907
Global Brands Manufacture Ltd.	72,000	126,279
Global Mixed Mode Technology, Inc.	16,000	117,129
Global PMX Co. Ltd.	12,000	39,897
Global Unichip Corp.	21,000	871,143
Globalwafers Co. Ltd.	75,000	872,745
Gloria Material Technology Corp.	174,000	246,793
Gold Circuit Electronics Ltd.	75,100	553,208
Goldsun Building Materials Co. Ltd.	181,715	274,364
Gourmet Master Co. Ltd.	30,000	88,578
Grand Pacific Petrochemical (b)	207,562	66,160
Grand Process Technology Corp.	4,000	181,183

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Grape King Bio Ltd.	29,000	$132,242
Great Tree Pharmacy Co. Ltd.	16,684	74,299
Great Wall Enterprise Co. Ltd.	124,688	195,868
Greatek Electronics, Inc.	75,000	134,286
Gudeng Precision Industrial Co. Ltd.	11,934	177,275
Hannstar Board Corp.	30,360	49,266
HannStar Display Corp. (b)	471,000	120,966
HD Renewable Energy Co. Ltd.	17,000	108,634
Highwealth Construction Corp.	311,801	413,237
Hiwin Technologies Corp.	72,034	722,878
Hiyes International Co. Ltd.	16,000	98,095
Holy Stone Enterprise Co. Ltd.	18,900	49,348
Hon Hai Precision Industry Co. Ltd.	3,319,320	18,629,379
Hota Industrial Manufacturing Co. Ltd.	33,841	69,675
Hotai Finance Co. Ltd.	58,080	135,702
Hotai Motor Co. Ltd.	81,260	1,534,260
Hsin Kuang Steel Co. Ltd.	44,000	62,005
HTC Corp. (b)	166,000	249,118
Hu Lane Associate, Inc.	13,325	71,534
HUA ENG Wire & Cable Co. Ltd.	175,000	138,251
Hua Nan Financial Holdings Co. Ltd.	2,430,453	1,938,610
Huaku Development Co. Ltd.	57,200	198,899
Hwang Chang General Contractor Co. Ltd.	53,340	119,584
Ibase Technology, Inc.	42,000	94,417
IBF Financial Holdings Co. Ltd.	474,125	216,205
I-Chiun Precision Industry Co. Ltd.	69,000	237,826
Innodisk Corp.	26,223	174,369
Innolux Corp.	2,204,168	964,779
Insyde Software Corp.	11,000	129,512
International CSRC Investment Holdings Co. (b)	192,000	74,377
International Games System Co. Ltd.	62,000	1,841,968
Inventec Corp.	732,000	1,118,614
ITE Technology, Inc.	33,000	150,986
ITEQ Corp.	36,188	86,870
J&V Energy Technology Co. Ltd.	22,000	119,111
Jentech Precision Industrial Co. Ltd.	22,999	1,069,819
Johnson Health Tech Co. Ltd.	38,000	213,851
JPC connectivity, Inc.	17,000	75,966
JSL Construction & Development Co. Ltd.	28,500	80,498
Kaori Heat Treatment Co. Ltd.	35,000	338,422
Kenda Rubber Industrial Co. Ltd.	123,901	102,607
Security Description	Shares	Value
Kenmec Mechanical Engineering Co. Ltd.	39,220	$107,786
Kerry TJ Logistics Co. Ltd.	23,000	27,150
KGI Financial Holding Co. Ltd.	4,286,908	2,249,076
Kindom Development Co. Ltd.	76,300	118,461
King Slide Works Co. Ltd.	16,000	756,455
King Yuan Electronics Co. Ltd.	301,000	1,023,700
King's Town Bank Co. Ltd.	220,000	340,222
Kinik Co.	21,000	183,517
Kinpo Electronics	293,000	235,047
Kinsus Interconnect Technology Corp.	61,000	187,924
KMC Kuei Meng International, Inc.	6,000	21,870
Kuo Toong International Co. Ltd.	44,000	64,689
L&K Engineering Co. Ltd.	54,315	371,935
Lai Yih Footwear Co. Ltd.	17,000	197,304
LandMark Optoelectronics Corp.	28,000	330,522
Largan Precision Co. Ltd.	27,000	2,203,023
Lian HWA Food Corp.	24,200	102,234
Lien Hwa Industrial Holdings Corp.	215,485	333,239
Lite-On Technology Corp.	575,419	1,746,380
Longchen Paper & Packaging Co. Ltd. (b)	190,800	67,510
Lotes Co. Ltd.	23,337	1,391,628
Lotus Pharmaceutical Co. Ltd.	49,000	402,797
Lumosa Therapeutics Co. Ltd. (b)	24,465	186,559
LuxNet Corp.	31,541	180,869
M31 Technology Corp.	4,800	110,247
Machvision, Inc.	24,000	289,893
Macronix International Co. Ltd.	372,000	224,667
Makalot Industrial Co. Ltd.	53,118	520,090
Marketech International Corp.	35,000	157,468
Materials Analysis Technology, Inc.	40,000	302,582
MediaTek, Inc.	404,000	17,436,899
Medigen Vaccine Biologics Corp. (b)	61,041	67,121
Mega Financial Holding Co. Ltd.	3,035,019	3,582,645
Mercuries Life Insurance Co. Ltd. (b)	722,893	139,134
Merida Industry Co. Ltd.	53,000	244,109
Merry Electronics Co. Ltd.	39,071	128,709
Microbio Co. Ltd. (b)	70,790	71,255
Micro-Star International Co. Ltd.	172,000	962,711
Mitac Holdings Corp.	193,160	417,729
momo.com, Inc.	18,000	183,105
MPI Corp.	18,000	508,411
Namchow Holdings Co. Ltd.	43,000	65,252
Nan Kang Rubber Tire Co. Ltd. (b)	67,000	92,986

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Nan Pao Resins Chemical Co. Ltd.	27,000	$258,598
Nan Ya Plastics Corp.	1,674,000	1,526,715
Nan Ya Printed Circuit Board Corp.	50,000	199,027
Nantex Industry Co. Ltd.	69,000	71,558
Nanya Technology Corp. (b)	294,000	262,304
Nien Made Enterprise Co. Ltd.	44,000	491,879
North-Star International Co. Ltd.	33,895	50,867
Novatek Microelectronics Corp.	144,000	2,204,944
Nuvoton Technology Corp.	44,000	119,447
O-Bank Co. Ltd.	312,000	94,120
OBI Pharma, Inc. (b)	55,296	98,669
Oneness Biotech Co. Ltd. (b)	75,334	200,603
Orient Semiconductor Electronics Ltd.	121,000	128,070
Oriental Union Chemical Corp.	62,000	27,043
Pan Jit International, Inc.	62,000	97,015
Pan-International Industrial Corp.	108,000	135,064
Parade Technologies Ltd.	18,000	421,114
Pegatron Corp.	535,000	1,499,687
Pegavision Corp.	13,257	152,447
PharmaEssentia Corp. (b)	59,000	1,106,773
Phihong Technology Co. Ltd. (b)	62,268	71,129
Phison Electronics Corp.	37,000	602,663
Phoenix Silicon International Corp.	34,000	144,672
Pixart Imaging, Inc.	30,000	234,257
Polaris Group (b)	108,727	151,394
Pou Chen Corp.	543,000	611,164
Powerchip Semiconductor Manufacturing Corp. (b)	680,000	329,790
Powertech Technology, Inc.	155,000	576,797
Poya International Co. Ltd.	12,456	188,638
President Chain Store Corp.	151,000	1,211,335
President Securities Corp.	167,320	131,419
Primax Electronics Ltd.	87,000	201,681
Prince Housing & Development Corp.	113,000	35,329
Promate Electronic Co. Ltd.	114,000	278,180
Qisda Corp.	341,000	349,482
Quanta Computer, Inc.	698,000	6,110,388
Quanta Storage, Inc.	61,000	207,461
Radiant Opto-Electronics Corp.	115,000	689,274
Raydium Semiconductor Corp.	14,000	168,250
Realtek Semiconductor Corp.	132,000	2,286,934
RichWave Technology Corp. (b)	23,781	154,505
Ruentex Development Co. Ltd.	368,416	482,089
Ruentex Engineering & Construction Co.	15,400	70,225
Ruentex Industries Ltd.	136,295	300,989
Security Description	Shares	Value
Run Long Construction Co. Ltd.	115,236	$131,459
Sakura Development Co. Ltd.	102,193	165,207
Sanyang Motor Co. Ltd.	154,000	324,586
Scientech Corp.	18,000	217,145
SDI Corp.	35,000	100,779
Sensortek Technology Corp.	5,000	38,128
Sercomm Corp.	63,000	234,440
Shanghai Commercial & Savings Bank Ltd.	1,170,492	1,413,823
Shihlin Electric & Engineering Corp.	54,000	316,247
Shihlin Paper Corp. (b)	42,000	66,361
Shin Kong Financial Holding Co. Ltd. (b)	4,018,719	1,446,442
Shin Zu Shing Co. Ltd.	34,820	223,038
Shinfox Energy Co. Ltd.	17,000	59,113
Shinkong Insurance Co. Ltd.	53,000	172,170
Shinkong Synthetic Fibers Corp.	294,000	132,273
Shiny Chemical Industrial Co. Ltd.	27,750	134,160
ShunSin Technology Holding Ltd.	10,000	73,205
Sigurd Microelectronics Corp.	99,078	203,992
Silicon Integrated Systems Corp.	74,750	162,339
Simplo Technology Co. Ltd.	36,000	435,938
Sinbon Electronics Co. Ltd.	48,000	383,596
Sincere Navigation Corp.	89,000	68,003
Sino-American Silicon Products, Inc.	150,000	615,382
Sinon Corp.	67,000	88,286
SinoPac Financial Holdings Co. Ltd.	2,983,917	2,084,268
Sinyi Realty, Inc.	36,000	31,515
Sitronix Technology Corp.	24,000	155,561
Soft-World International Corp.	32,000	122,009
Solar Applied Materials Technology Corp.	100,205	191,641
Solomon Technology Corp.	29,000	148,607
Sporton International, Inc.	20,527	129,607
Standard Foods Corp.	51,417	57,479
Sunonwealth Electric Machine Industry Co. Ltd.	54,000	160,759
Sunplus Technology Co. Ltd. (b)	105,000	98,164
Supreme Electronics Co. Ltd.	151,473	273,982
Synmosa Biopharma Corp.	101,686	107,007
Synnex Technology International Corp.	386,550	834,777
Systex Corp.	72,000	317,345
TA Chen Stainless Pipe	382,586	353,009
Ta Ya Electric Wire & Cable	205,008	277,017
Taichung Commercial Bank Co. Ltd.	810,580	463,584
TaiDoc Technology Corp.	5,000	22,190

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
TaiMed Biologics, Inc. (b)	49,971	$131,083
Tainan Spinning Co. Ltd.	262,000	112,282
Taishin Financial Holding Co. Ltd.	3,294,743	1,748,647
Taiwan Business Bank	2,077,868	941,187
Taiwan Cogeneration Corp.	231,124	293,976
Taiwan Cooperative Financial Holding Co. Ltd.	2,891,776	2,143,396
Taiwan Fertilizer Co. Ltd.	146,000	227,565
Taiwan Glass Industry Corp. (b)	164,000	81,789
Taiwan High Speed Rail Corp.	514,000	435,852
Taiwan Hon Chuan Enterprise Co. Ltd.	103,246	464,512
Taiwan Mask Corp.	23,000	34,551
Taiwan Mobile Co. Ltd.	489,000	1,692,919
Taiwan Paiho Ltd.	32,000	66,568
Taiwan Sakura Corp.	67,000	170,849
Taiwan Secom Co. Ltd.	50,000	188,351
Taiwan Semiconductor Co. Ltd.	36,000	58,418
Taiwan Semiconductor Manufacturing Co. Ltd.	6,480,000	212,478,458
Taiwan Shin Kong Security Co. Ltd.	33,000	41,320
Taiwan Surface Mounting Technology Corp.	62,000	206,134
Taiwan TEA Corp. (b)	240,000	147,143
Taiwan Union Technology Corp.	55,000	285,196
Taiwan-Asia Semiconductor Corp.	53,000	47,771
Tatung Co. Ltd. (b)	383,000	559,585
TCC Group Holdings Co. Ltd.	1,820,590	1,760,365
TCI Co. Ltd.	24,000	90,043
Teco Electric & Machinery Co. Ltd.	342,000	544,538
Test Research, Inc.	44,000	163,736
Thinking Electronic Industrial Co. Ltd.	26,000	120,148
Ton Yi Industrial Corp.	282,000	131,605
Tong Hsing Electronic Industries Ltd.	40,480	171,627
Tong Yang Industry Co. Ltd.	80,000	273,300
Topco Scientific Co. Ltd.	39,097	333,913
Topkey Corp.	8,000	49,902
TPK Holding Co. Ltd. (b)	77,000	91,011
Transcend Information, Inc.	51,000	134,716
Tripod Technology Corp.	109,000	656,637
TSRC Corp.	58,000	35,648
TTY Biopharm Co. Ltd.	79,000	175,424
Tung Ho Steel Enterprise Corp.	102,560	212,412
TXC Corp.	62,000	190,059
U-Ming Marine Transport Corp.	67,000	118,736
Unimicron Technology Corp.	370,000	1,591,301
Security Description	Shares	Value
Union Bank of Taiwan	456,113	$212,165
Uni-President Enterprises Corp.	1,255,880	3,099,047
Unitech Printed Circuit Board Corp. (b)	333,201	334,375
United Integrated Services Co. Ltd.	69,000	1,014,443
United Microelectronics Corp.	2,928,000	3,844,817
United Renewable Energy Co. Ltd. (b)	223,571	68,876
Universal Cement Corp.	125,021	109,064
Universal Microwave Technology, Inc.	18,000	180,085
Universal Vision Biotechnology Co. Ltd.	11,565	70,552
UPC Technology Corp.	80,000	21,742
UPI Semiconductor Corp.	12,000	82,356
USI Corp.	244,000	80,007
Vanguard International Semiconductor Corp.	232,493	708,446
Via Technologies, Inc.	38,000	116,488
Visco Vision, Inc.	20,000	109,198
VisEra Technologies Co. Ltd.	21,000	196,968
Visual Photonics Epitaxy Co. Ltd.	57,000	289,481
Voltronic Power Technology Corp.	18,200	1,032,561
Wafer Works Corp.	114,123	94,335
Waffer Technology Corp.	25,597	53,560
Wah Lee Industrial Corp.	32,360	121,407
Walsin Lihwa Corp.	879,816	636,021
Walsin Technology Corp.	63,000	177,752
Wan Hai Lines Ltd.	160,570	397,207
Win Semiconductors Corp. (b)	73,000	249,386
Winbond Electronics Corp. (b)	747,345	337,376
WinWay Technology Co. Ltd.	4,000	139,700
Wisdom Marine Lines Co. Ltd.	77,000	158,535
Wistron Corp.	706,842	2,242,266
Wistron NeWeb Corp.	86,792	364,010
Wiwynn Corp.	29,000	2,317,559
Wowprime Corp.	13,194	95,179
WPG Holdings Ltd.	453,480	946,119
WT Microelectronics Co. Ltd.	156,711	525,804
XinTec, Inc.	49,000	295,933
Yageo Corp.	111,560	1,840,930
Yang Ming Marine Transport Corp.	597,000	1,378,484
Yankey Engineering Co. Ltd.	9,387	122,833
YFY, Inc.	199,000	180,277
Yieh Phui Enterprise Co. Ltd.	111,384	51,472
Yuanta Financial Holding Co. Ltd.	2,761,479	2,863,862
Yulon Finance Corp.	66,168	209,900
Yulon Motor Co. Ltd.	122,712	189,770
Yungshin Construction & Development Co. Ltd.	13,000	57,695

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
YungShin Global Holding Corp.	87,000	$143,034
Zhen Ding Technology Holding Ltd.	158,000	578,322
ZillTek Technology Corp.	16,000	156,415
Zyxel Group Corp.	48,000	58,125
		467,631,217
TANZANIA, UNITED REPUBLIC OF — 0.0% (f)
Helios Towers PLC (b)	168,896	193,546
THAILAND — 0.5%
Advanced Info Service PCL	303,800	2,557,284
AEON Thana Sinsap Thailand PCL	10,400	39,044
Airports of Thailand PCL	1,046,400	1,826,098
Amata Corp. PCL	98,300	82,890
AP Thailand PCL	621,274	147,597
Asia Aviation PCL NVDR (b)	2,785,646	224,637
Aurora Design PCL	361,400	154,757
B Grimm Power PCL	246,100	140,752
Bangchak Corp. PCL	206,300	217,827
Bangchak Sriracha PCL	450,000	104,927
Bangkok Airways PCL	214,800	141,121
Bangkok Chain Hospital PCL	467,800	209,923
Bangkok Commercial Asset Management PCL	256,500	45,891
Bangkok Dusit Medical Services PCL Class F	2,934,100	2,108,387
Bangkok Expressway & Metro PCL	1,659,300	345,535
Bangkok Life Assurance PCL	55,700	34,470
Bangkok Life Assurance PCL NVDR	300,000	185,658
Banpu PCL	1,840,732	323,930
Banpu Power PCL	91,700	29,047
BCPG PCL	256,000	41,672
Berli Jucker PCL	342,400	233,991
Betagro PCL	135,600	74,770
BTS Group Holdings PCL (b)	1,612,000	288,406
Bumrungrad Hospital PCL	131,200	767,690
Cal-Comp Electronics Thailand PCL Class F	904,100	267,823
Carabao Group PCL	69,500	160,016
Central Pattana PCL	518,900	867,497
Central Plaza Hotel PCL	96,000	97,140
Central Retail Corp. PCL	362,225	361,216
CH Karnchang PCL	146,300	82,386
Charoen Pokphand Foods PCL	1,330,600	889,799
Chularat Hospital PCL	887,900	63,542
CK Power PCL	64,900	6,091
Com7 PCL Class F	285,000	219,424
CP ALL PCL	1,473,300	2,409,048
CP Axtra PCL	417,587	333,751
Delta Electronics Thailand PCL	837,400	3,745,520
Dhipaya Group Holdings PCL	51,400	31,357
Security Description	Shares	Value
Dohome PCL	112,768	$29,271
Dynasty Ceramic PCL	1,066,900	55,074
Electricity Generating PCL	49,100	168,491
Energy Absolute PCL	377,813	43,881
Erawan Group PCL	336,600	37,713
GFPT PCL	131,000	36,693
Gulf Energy Development PCL	751,220	1,310,972
Gunkul Engineering PCL	705,600	47,185
Hana Microelectronics PCL	82,100	59,477
Home Product Center PCL	1,184,900	326,677
Ichitan Group PCL	565,100	243,642
Intouch Holdings PCL	265,800	756,199
IRPC PCL	1,621,600	58,500
I-TAIL Corp. PCL	86,200	56,380
Jasmine International PCL (b)	345,549	21,689
Jasmine Technology Solution PCL (a) (b)	141,000	272,943
Jaymart Group Holdings PCL	49,300	19,087
JMT Network Services PCL (a)	142,100	75,853
Kasikornbank PCL	157,800	719,692
KCE Electronics PCL	142,900	102,685
Kiatnakin Phatra Bank PCL	25,400	39,111
Krung Thai Bank PCL	699,600	430,902
Krungthai Card PCL	206,500	302,830
Land & Houses PCL	1,692,400	250,671
MBK PCL	129,030	77,581
Mega Lifesciences PCL	50,300	49,053
Minor International PCL	761,417	580,638
MK Restaurants Group PCL	80,900	58,370
Muangthai Capital PCL	156,000	219,622
Ngern Tid Lor PCL (a)	262,474	130,871
Osotspa PCL	292,600	178,504
Plan B Media PCL	288,360	60,049
Prima Marine PCL	400,500	101,021
Pruksa Holding PCL	44,000	10,195
PTT Exploration & Production PCL	361,000	1,259,979
PTT Global Chemical PCL	451,400	323,043
PTT Oil & Retail Business PCL (a)	1,143,500	446,064
PTT PCL	2,512,100	2,339,322
Quality Houses PCL	981,000	49,489
Ratch Group PCL	219,100	192,785
Regional Container Lines PCL	47,800	39,606
Sansiri PCL	1,966,900	103,840
SCB X PCL	486,900	1,677,981
Siam Cement PCL	179,465	884,297
Siam Global House PCL (a)	960,800	391,703
Sri Trang Agro-Industry PCL (a)	199,100	105,696
Sri Trang Gloves Thailand PCL	169,000	48,824
Srisawad Corp. PCL	156,420	191,539
Star Petroleum Refining PCL	208,500	40,055
Stecon Group PCL	104,500	23,600
Supalai PCL	253,900	135,532

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Thai Life Insurance PCL	1,240,100	$407,365
Thai Oil PCL	295,557	244,889
Thai Union Group PCL	372,800	142,144
Thai Vegetable Oil PCL	91,960	62,035
Thanachart Capital PCL	32,400	47,989
Thonburi Healthcare Group PCL	111,000	51,439
Tipco Asphalt PCL	85,400	45,336
Tisco Financial Group PCL (a)	261,100	754,314
TMBThanachart Bank PCL	2,553,000	139,275
TOA Paint Thailand PCL	51,700	22,745
TPI Polene PCL	1,118,800	35,439
TPI Polene Power PCL	409,400	35,543
True Corp. PCL (a) (b)	2,322,870	756,236
TTW PCL	540,600	144,287
VGI PCL (b)	967,590	101,030
WHA Corp. PCL (a)	1,565,200	252,489
		38,288,346
TURKEY — 0.3%
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	116,279	68,201
Akbank TAS	835,125	1,531,592
Akfen Yenilenebilir Enerji AS (b)	92,883	51,510
Aksa Akrilik Kimya Sanayii AS	280,824	102,766
Aksa Enerji Uretim AS	69,891	77,480
Alarko Holding AS	37,401	97,309
Anadolu Anonim Turk Sigorta Sirketi (b)	44,330	130,381
Anadolu Efes Biracilik Ve Malt Sanayii AS	86,118	466,628
Arcelik AS (b)	48,914	196,428
Aselsan Elektronik Sanayi Ve Ticaret AS	373,368	765,520
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	95,516	307,667
Aygaz AS	35,787	179,034
Baticim Bati Anadolu Cimento Sanayii AS (b)	13,407	53,650
BIM Birlesik Magazalar AS	118,958	1,777,953
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS (b)	12,885	157,052
Cimsa Cimento Sanayi VE Ticaret AS	63,005	83,031
Coca-Cola Icecek AS	214,896	364,334
CW Enerji Muhendislik Ticaret VE Sanayi AS	48,379	28,786
Dogan Sirketler Grubu Holding AS	36,502	14,958
Dogus Otomotiv Servis ve Ticaret AS	17,178	94,147
EGE Endustri VE Ticaret AS	276	76,551
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	39,802	53,579
Security Description	Shares	Value
Eldorado Gold Corp. (b)	54,000	$802,753
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT (b)	987,386	380,317
Enerjisa Enerji AS (d)	1,575	2,623
Eregli Demir ve Celik Fabrikalari TAS	779,234	537,699
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS (b)	62,592	58,732
Ford Otomotiv Sanayi AS	17,284	458,000
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	25,510	86,571
Girsim Elektrik Sanayi Taahut Ve Ticaret AS (b)	23,865	31,842
Gubre Fabrikalari TAS (b)	14,397	116,852
Haci Omer Sabanci Holding AS	243,399	660,802
Hektas Ticaret TAS (b)	253,300	27,722
Is Gayrimenkul Yatirim Ortakligi AS REIT (b)	50,870	26,988
Is Yatirim Menkul Degerler AS	75,462	104,570
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (b)	198,426	152,072
Kiler Holding AS (b)	49,731	46,327
KOC Holding AS	198,396	1,002,065
Kontrolmatik Enerji Ve Muhendislik AS	84,171	91,835
Konya Cimento Sanayii AS (b)	240	45,474
Koza Altin Isletmeleri AS (b)	302,505	193,169
Koza Anadolu Metal Madencilik Isletmeleri AS (b)	31,169	65,449
Mavi Giyim Sanayi Ve Ticaret AS Class B (d)	47,848	117,995
MIA Teknoloji AS (b)	59,900	71,384
Migros Ticaret AS	21,576	333,764
MLP Saglik Hizmetleri AS (b) (d)	8,993	97,152
Nuh Cimento Sanayi AS	16,787	142,422
Otokar Otomotiv Ve Savunma Sanayi AS	9,030	123,727
Oyak Cimento Fabrikalari AS (b)	258,413	175,391
Pegasus Hava Tasimaciligi AS (b)	45,537	274,300
Petkim Petrokimya Holding AS (b)	532,531	272,587
Politeknik Metal Sanayi ve Ticaret AS (b)	178	35,262
Reeder Teknoloji Sanayi VE Ticaret AS (b)	46,916	19,039
Reysas Tasimacilik ve Lojistik Ticaret AS (b)	400,000	254,974
Sasa Polyester Sanayi AS (b)	2,329,872	268,169
Selcuk Ecza Deposu Ticaret ve Sanayi AS	27,174	61,479

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS (b)	65,378	$75,139
Sok Marketler Ticaret AS	87,998	102,530
TAV Havalimanlari Holding AS (b)	53,368	413,536
Tekfen Holding AS (b)	45,605	92,924
Tofas Turk Otomobil Fabrikasi AS	31,315	181,635
Turk Hava Yollari AO (b)	146,824	1,166,769
Turk Traktor ve Ziraat Makineleri AS	8,791	186,458
Turkcell Iletisim Hizmetleri AS	332,826	873,468
Turkiye Is Bankasi AS Class C	2,285,862	875,287
Turkiye Petrol Rafinerileri AS	250,925	1,006,950
Turkiye Sigorta AS	244,454	126,719
Turkiye Sinai Kalkinma Bankasi AS (b)	312,500	107,995
Turkiye Sise ve Cam Fabrikalari AS	278,975	327,570
Ulker Biskuvi Sanayi AS (b)	157,977	525,838
Vestel Beyaz Esya Sanayi ve Ticaret AS	478,736	229,481
Vestel Elektronik Sanayi ve Ticaret AS (b)	39,052	78,743
Yapi ve Kredi Bankasi AS	910,119	788,107
YEO Teknoloji Enerji VE Endustri AS (b)	26,096	38,155
Zorlu Enerji Elektrik Uretim AS (b)	517,064	63,755
		21,079,123
UNITED ARAB EMIRATES — 0.4%
Abu Dhabi Commercial Bank PJSC	858,722	2,436,091
Abu Dhabi Islamic Bank PJSC	489,399	1,841,384
Abu Dhabi National Oil Co. for Distribution PJSC	824,973	790,598
ADNOC Drilling Co. PJSC	900,000	1,305,999
Agthia Group PJSC	208,635	369,210
Air Arabia PJSC	525,287	440,474
Ajman Bank PJSC (b)	378,572	176,245
Al Waha Capital PJSC	424,774	201,224
Aldar Properties PJSC	962,198	2,011,865
Amanat Holdings PJSC	457,454	139,489
Americana Restaurants International PLC - Foreign Co.	883,239	531,427
Aramex PJSC (b)	156,938	93,999
Dana Gas PJSC (b)	2,449,126	470,082
Dubai Financial Market PJSC	700,652	286,132
Dubai Investments PJSC	1,035,581	608,991
Dubai Islamic Bank PJSC	921,020	1,777,823
Emaar Properties PJSC	1,750,830	6,125,200
Emirates Central Cooling Systems Corp.	617,533	305,988
Emirates NBD Bank PJSC	588,233	3,435,183
Security Description	Shares	Value
Emirates Telecommunications Group Co. PJSC	940,883	$4,180,507
First Abu Dhabi Bank PJSC	1,131,269	4,231,806
Gulf Navigation Holding PJSC (b)	69,029	99,981
Multiply Group PJSC (b)	955,020	538,215
Parkin Co. PJSC	103,775	137,592
Phoenix Group PLC (b)	399,930	129,570
RAK Properties PJSC	185,714	57,640
Ras Al Khaimah Ceramics	70,256	47,627
Space42 PLC (b)	426,134	232,033
		33,002,375
UNITED KINGDOM — 6.9%
3i Group PLC	252,936	11,289,933
4imprint Group PLC	6,524	396,685
AB Dynamics PLC	3,400	83,034
abrdn PLC	552,598	976,862
Admiral Group PLC	71,121	2,355,062
Advanced Medical Solutions Group PLC	39,361	97,408
AG Barr PLC	22,928	174,875
AJ Bell PLC	87,150	493,889
Alfa Financial Software Holdings PLC (d)	26,667	71,638
Allfunds Group PLC	88,575	462,266
Alpha Group International PLC	9,470	277,529
Alphawave IP Group PLC (a) (b)	148,398	156,675
Anglogold Ashanti PLC (e)	133,038	2,968,150
Anglogold Ashanti PLC (b) (e)	17,238	397,853
AO World PLC (b)	62,970	81,545
Ashmore Group PLC	105,285	210,842
Ashtead Group PLC	115,334	7,171,659
Ashtead Technology Holdings PLC	17,907	125,365
ASOS PLC (a) (b)	11,344	63,251
Associated British Foods PLC	86,938	2,224,442
Assura PLC REIT	814,454	391,076
Aston Martin Lagonda Global Holdings PLC (a) (b) (d)	126,124	168,383
AstraZeneca PLC	405,686	53,185,931
Auction Technology Group PLC (b)	18,907	130,235
Auto Trader Group PLC (d)	235,011	2,334,019
Aviva PLC	706,549	4,148,326
B&M European Value Retail SA	283,062	1,301,040
Babcock International Group PLC	66,673	417,924
BAE Systems PLC	814,045	11,709,071
Balfour Beatty PLC	127,332	725,272
Barclays PLC	3,825,865	12,848,442
Barratt Redrow PLC	389,526	2,146,994
Beazley PLC	168,653	1,724,619
Bellway PLC	36,100	1,126,674
Berkeley Group Holdings PLC	31,591	1,543,018

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Big Yellow Group PLC REIT	49,288	$592,592
Bodycote PLC	44,593	353,520
boohoo Group PLC (a) (b)	194,856	82,143
Breedon Group PLC	72,504	404,532
Bridgepoint Group PLC (d)	65,089	293,463
British American Tobacco PLC	521,190	18,798,863
British Land Co. PLC REIT	262,255	1,183,727
Britvic PLC	64,370	1,055,276
BT Group PLC (a)	1,710,659	3,086,169
Bunzl PLC	91,016	3,757,059
Burberry Group PLC	101,904	1,250,721
Bytes Technology Group PLC	51,912	274,752
Care Reit PLC	79,956	81,411
Centrica PLC	1,370,813	2,293,653
Cerillion PLC	4,240	92,928
Chemring Group PLC	89,914	369,918
CK Hutchison Holdings Ltd.	689,524	3,683,758
Clarkson PLC	7,707	381,746
Close Brothers Group PLC (b)	31,245	92,428
CLS Holdings PLC REIT	22,420	21,761
CMC Markets PLC (d)	26,503	82,317
Coats Group PLC	417,653	493,777
Coca-Cola Europacific Partners PLC (e)	13,100	1,006,211
Coca-Cola Europacific Partners PLC (e)	41,538	3,225,945
Compass Group PLC	435,394	14,515,551
Computacenter PLC	19,513	519,065
ConvaTec Group PLC (d)	458,590	1,270,436
Craneware PLC	6,020	159,082
Cranswick PLC	14,266	869,217
Crest Nicholson Holdings PLC	47,279	100,009
Croda International PLC	34,986	1,483,187
Currys PLC (b)	269,054	319,778
Custodian Property Income REIT PLC (a)	205,712	198,636
CVS Group PLC	15,156	159,444
DCC PLC	26,758	1,722,502
Deliveroo PLC (b) (d)	250,366	444,939
Derwent London PLC REIT	25,173	617,607
Diageo PLC	593,053	18,847,015
Diploma PLC	38,252	2,036,039
Direct Line Insurance Group PLC	430,190	1,374,941
DiscoverIE Group PLC	21,999	196,993
Domino's Pizza Group PLC	90,996	358,985
Dowlais Group PLC	300,934	254,212
Dr. Martens PLC	130,166	117,700
Drax Group PLC	100,257	813,641
DS Smith PLC	366,115	2,485,191
Dunelm Group PLC	34,666	463,680
easyJet PLC	75,712	531,002
Elementis PLC	133,671	243,079
Empiric Student Property PLC REIT	122,709	128,323
Entain PLC	165,083	1,420,786
Security Description	Shares	Value
Essentra PLC	65,451	$109,021
FDM Group Holdings PLC	19,351	76,341
Fevertree Drinks PLC	22,682	191,463
Firstgroup PLC	134,723	271,144
Foresight Group Holdings Ltd.	16,770	86,321
Forterra PLC (d)	29,434	59,718
Frasers Group PLC (b)	35,574	271,327
Fund Technologies PLC (b)	4,773	116,207
Future PLC	23,069	267,825
Games Workshop Group PLC	9,682	1,613,935
Gamma Communications PLC	21,055	403,450
GB Group PLC	86,955	370,268
Genuit Group PLC	65,716	320,569
Genus PLC	15,401	298,967
Grafton Group PLC CDI	46,361	557,226
Grainger PLC	175,844	495,511
Great Portland Estates PLC REIT	76,945	277,534
Greatland Gold PLC (b)	2,136,053	170,142
Greggs PLC	30,291	1,056,909
Halfords Group PLC	57,823	94,867
Halma PLC	103,292	3,478,568
Hammerson PLC REIT	125,008	437,742
Harbour Energy PLC	143,548	459,157
Hargreaves Lansdown PLC	93,176	1,281,296
Hays PLC	418,592	421,231
Hill & Smith PLC	21,216	496,345
Hilton Food Group PLC	16,760	190,381
Hiscox Ltd.	102,592	1,391,506
Hollywood Bowl Group PLC	38,461	143,783
Home REIT PLC (b) (c)	160,701	7,648
Howden Joinery Group PLC	165,414	1,643,850
HSBC Holdings PLC	4,754,933	46,765,225
Hunting PLC	40,060	144,995
Ibstock PLC (d)	111,679	246,166
IG Group Holdings PLC	91,148	1,130,693
IMI PLC	78,215	1,783,787
Impax Asset Management Group PLC	39,957	123,604
Imperial Brands PLC	211,579	6,764,978
Inchcape PLC	95,889	924,103
Indivior PLC (b)	25,590	328,181
Informa PLC	354,393	3,543,633
IntegraFin Holdings PLC	64,407	278,692
InterContinental Hotels Group PLC	41,997	5,235,509
Intermediate Capital Group PLC	78,797	2,038,839
International Distribution Services PLC	183,438	835,786
Intertek Group PLC	44,998	2,664,488
Investec PLC	152,768	1,040,817
IP Group PLC (b)	238,094	160,724
ITM Power PLC (a) (b)	81,487	36,433
ITV PLC	927,483	854,923
J D Wetherspoon PLC	16,884	126,873

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
J Sainsbury PLC	466,283	$1,597,750
JD Sports Fashion PLC	725,660	871,555
JET2 PLC	48,128	954,161
John Wood Group PLC (b)	207,041	170,100
Johnson Matthey PLC	46,163	774,715
Johnson Service Group PLC	166,993	283,597
Judges Scientific PLC (a)	1,508	159,588
Jupiter Fund Management PLC	87,814	95,351
Just Eat Takeaway.com NV (b) (d) (e)	46,846	640,077
Just Eat Takeaway.com NV (a) (b) (d) (e)	5,995	81,912
Just Group PLC	273,949	557,184
Kainos Group PLC	19,985	202,486
Keller Group PLC	26,188	475,569
Kier Group PLC	95,769	177,993
Kingfisher PLC	481,291	1,499,086
Lancashire Holdings Ltd.	64,356	531,150
Land Securities Group PLC REIT	195,317	1,428,552
Learning Technologies Group PLC	142,197	174,348
Legal & General Group PLC	1,539,992	4,432,120
Lloyds Banking Group PLC	16,442,531	11,280,640
London Stock Exchange Group PLC	122,448	17,305,984
LondonMetric Property PLC REIT	606,170	1,367,260
M&G PLC	690,895	1,711,950
Man Group PLC	375,294	1,007,719
Marks & Spencer Group PLC	534,359	2,512,963
Marshalls PLC	52,469	193,522
Me Group International PLC	39,304	100,910
Melrose Industries PLC	349,155	2,421,666
Mitchells & Butlers PLC (b)	53,624	164,539
Mitie Group PLC	312,065	429,913
Mobico Group PLC (b)	80,953	80,399
Molten Ventures PLC (b)	37,066	148,084
MONY Group PLC	134,648	323,944
Moonpig Group PLC (b)	77,622	205,607
Morgan Advanced Materials PLC	64,893	221,060
Morgan Sindall Group PLC	10,990	536,791
National Grid PLC	1,263,156	15,028,776
NatWest Group PLC	1,861,851	9,376,096
NCC Group PLC	91,183	171,982
Next 15 Group PLC	18,298	90,176
Next PLC	31,193	3,710,499
Ninety One PLC	69,121	126,215
Ocado Group PLC (b)	133,670	506,075
OSB Group PLC	99,754	505,474
Oxford Instruments PLC	15,307	413,124
Oxford Nanopore Technologies PLC (a) (b)	125,370	202,233
Pagegroup PLC	75,733	325,898
Paragon Banking Group PLC	50,256	467,963
Security Description	Shares	Value
Paratus Energy Services Ltd. (b)	22,511	$91,334
Pearson PLC	168,976	2,713,039
Pennon Group PLC	75,441	560,752
Pepco Group NV (b)	35,850	142,552
Persimmon PLC	90,210	1,353,488
Pets at Home Group PLC	96,686	248,960
Phoenix Group Holdings PLC	184,913	1,181,084
Picton Property Income Ltd. REIT	95,313	76,397
Playtech PLC (b)	65,259	584,372
Polar Capital Holdings PLC	18,095	115,124
Premier Foods PLC	147,142	345,710
Primary Health Properties PLC REIT	303,919	355,126
PRS REIT PLC (a)	120,251	162,048
PZ Cussons PLC	62,053	63,416
QinetiQ Group PLC	134,278	698,577
Quilter PLC (d)	370,321	715,164
Rank Group PLC	31,507	33,935
Raspberry PI Holdings PLC (a) (b)	21,011	164,464
Rathbones Group PLC	14,419	299,769
Reckitt Benckiser Group PLC	184,532	11,169,443
RELX PLC (e)	479,094	21,774,627
RELX PLC (e)	11,746	531,766
Renew Holdings PLC	16,446	186,403
Renewi PLC	15,601	158,068
Renishaw PLC	8,997	381,416
Rentokil Initial PLC	666,003	3,343,081
Rightmove PLC	215,869	1,735,134
Rolls-Royce Holdings PLC (b)	2,226,770	15,857,154
Rotork PLC	224,205	881,133
RS Group PLC	125,026	1,067,110
RWS Holdings PLC	68,873	156,124
Safestore Holdings PLC REIT	57,625	464,772
Sage Group PLC	290,084	4,624,824
Savills PLC	36,289	470,845
Schroders PLC	212,585	861,557
Segro PLC REIT	338,964	2,976,724
Serco Group PLC	275,319	521,697
Serica Energy PLC	48,012	81,296
Severn Trent PLC	72,992	2,292,693
Shaftesbury Capital PLC REIT	369,994	581,542
Sigmaroc PLC (b)	215,301	194,143
Smith & Nephew PLC	232,678	2,888,998
Smiths Group PLC	100,406	2,161,616
Softcat PLC	29,742	567,673
Spectris PLC	26,079	819,146
Spirax Group PLC	20,966	1,799,973
Spire Healthcare Group PLC (d)	64,329	182,078
Spirent Communications PLC (b)	125,923	279,140
SSE PLC	291,225	5,850,272
SSP Group PLC	210,596	476,597
St. James's Place PLC	143,479	1,559,736

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Standard Chartered PLC	554,210	$6,861,799
SThree PLC	42,774	158,568
Subsea 7 SA	65,127	1,038,552
Supermarket Income REIT PLC	385,678	328,939
Target Healthcare REIT PLC	132,171	139,046
Tate & Lyle PLC	95,117	773,714
Taylor Wimpey PLC	1,024,405	1,566,500
Team17 Group PLC (b)	19,803	54,563
Telecom Plus PLC	16,096	346,325
Tesco PLC	1,807,900	8,339,099
THG PLC (b)	181,987	102,519
TORM PLC Class A	13,906	268,558
TP ICAP Group PLC	200,101	646,565
Trainline PLC (b) (d)	133,185	720,580
Travis Perkins PLC	49,344	450,510
Tritax Big Box REIT PLC	700,694	1,164,508
Trustpilot Group PLC (b) (d)	87,561	336,660
Unilever PLC	651,969	37,135,599
UNITE Group PLC REIT	111,891	1,130,167
United Utilities Group PLC	184,780	2,433,365
Urban Logistics REIT PLC (a)	173,538	222,555
Vesuvius PLC	49,794	263,791
Victrex PLC	20,054	270,244
Vistry Group PLC (b)	76,659	549,164
Vodafone Group PLC	5,813,917	4,973,161
Volex PLC (a)	21,261	75,089
Volution Group PLC	44,978	315,450
Warehouse REIT PLC	89,420	88,024
Watches of Switzerland Group PLC (b) (d)	60,025	420,606
Weir Group PLC	75,022	2,052,033
WH Smith PLC	34,479	513,428
Whitbread PLC	49,291	1,818,626
Wickes Group PLC	69,428	131,471
Wise PLC Class A (b)	177,718	2,372,639
Workspace Group PLC REIT	31,087	191,163
WPP PLC	290,648	3,011,798
XPS Pensions Group PLC	84,462	360,710
Yellow Cake PLC (b) (d)	57,194	358,006
YouGov PLC (a)	29,430	152,961
Young & Co.'s Brewery PLC Class A	7,261	78,751
Zigup PLC	49,668	199,987
		575,941,039
UNITED STATES — 4.7%
Bausch Health Cos., Inc. (b)	72,600	586,575
Bitdeer Technologies Group Class A (b)	8,800	190,696
BP PLC	4,321,302	21,269,153
BRP, Inc. (a)	9,067	461,546
Burford Capital Ltd.	52,083	675,118
Carnival PLC (b)	36,282	823,365
CSL Ltd.	129,832	22,634,951
CyberArk Software Ltd. (b)	12,583	4,192,026
Diversified Energy Co. PLC (a)	9,878	166,269
Security Description	Shares	Value
Eagle Hospitality Trust REIT (b) (c)	112,600	$—
Energy Fuels, Inc. (a) (b)	49,000	251,780
Experian PLC	248,133	10,705,742
Ferrovial SE	127,478	5,359,341
Fiverr International Ltd. (a) (b)	6,700	212,591
GCC SAB de CV (a)	46,700	418,762
GFL Environmental, Inc.	60,400	2,691,164
GSK PLC	1,094,635	18,459,448
Haleon PLC	2,020,065	9,547,953
Holcim AG	138,688	13,372,723
Inmode Ltd. (a) (b)	17,500	292,250
James Hardie Industries PLC CDI (b)	113,125	3,506,971
JBS SA	208,000	1,222,173
JS Global Lifestyle Co. Ltd. (b) (d)	278,500	49,835
Legend Biotech Corp. ADR (a) (b)	17,200	559,688
MDA Space Ltd. (b)	26,200	537,954
Monday.com Ltd. (b)	9,655	2,273,173
Nestle SA	697,150	57,278,440
PolyPeptide Group AG (b) (d)	3,447	107,904
Qiagen NV (b)	61,846	2,771,237
Reliance Worldwide Corp. Ltd.	193,546	601,567
Resolute Forest Products, Inc. (b)	7,600	10,792
RHI Magnesita NV	6,947	283,634
Riskified Ltd. Class A (b)	40,700	192,511
Roche Holding AG	186,943	52,345,480
Roche Holding AG Bearer Shares (a)	9,832	2,941,011
Sanofi SA	295,508	28,684,304
Schneider Electric SE	142,840	35,631,718
Shell PLC	1,629,750	50,537,605
Signify NV (d)	38,351	856,995
Sims Ltd. (a)	32,754	240,922
Sinch AB (b) (d)	160,520	301,091
Spotify Technology SA (b)	40,800	18,253,104
Stellantis NV (e)	119,689	1,567,072
Stellantis NV (e)	411,840	5,355,579
Swiss Re AG	80,258	11,640,802
Tenaris SA	106,949	2,018,349
TI Fluid Systems PLC (d)	90,548	219,093
Titan Cement International SA	7,754	322,777
		392,623,234
ZAMBIA — 0.0% (f)
First Quantum Minerals Ltd. (b)	186,300	2,400,319
TOTAL COMMON STOCKS (Cost $7,030,700,766)		7,886,879,207

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
RIGHTS — 0.0% (f)
BRAZIL — 0.0% (f)
Smartfit Escola de Ginastica e Danca SA (expiring 02/04/25) (b)	1,034	$144
SOUTH KOREA — 0.0% (f)
Hyundai Bioscience Co. Ltd. (expiring 06/02/25) (b)	1,841	4,440
THAILAND — 0.0% (f)
Electronic Arts, Inc. (expiring 01/23/25) (b)	377,813	21,719
TOTAL RIGHTS (Cost $211,641)		26,303
WARRANTS — 0.0% (f)
AUSTRALIA — 0.0% (f)
Magellan Financial Group Ltd. (expiring 04/16/27) 35.00% (b)	2,771	180
CANADA — 0.0%
Constellation Software, Inc. (expiring 03/31/40) (b) (c)	4,200	—
ITALY — 0.0% (f)
Fincantieri SpA (expiring 09/30/26) (b)	5,391	2,467
Webuild SpA (expiring 08/02/30) (a) (b) (c)	2,371	—
		2,467
MALAYSIA — 0.0% (f)
Frontken Corp. Bhd. (expiring 05/03/26) (b)	30,950	2,734
Scientex Bhd. (expiring 01/14/26) (b)	4,960	400
VS Industry Bhd. (expiring 09/05/26) (b)	44,400	2,085
		5,219
THAILAND — 0.0% (f)
Jasmine International PCL (expiring 10/10/31) (b)	172,775	2,077
Kiatnakin Phatra Bank PCL (expiring 03/17/26) (b)	2,116	79
MBK PCL (expiring 05/15/25) (b)	4,747	2,395
Srisawad Corp. PCL (expiring 08/29/25) (b)	3,396	41
VGI PCL (expiring 05/23/27) (b)	223,290	655
VGI PCL (expiring 09/03/25) (b)	96,759	4,768
Vibhavadi Medical Center PCL (expiring 07/18/25) (b)	54,625	16
		10,031
TOTAL WARRANTS (Cost $0)		17,897
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 4.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (g) (h)	213,933,446	$213,933,446
State Street Navigator Securities Lending Portfolio II (i) (j)	146,825,909	146,825,909
TOTAL SHORT-TERM INVESTMENTS (Cost $360,759,355)		360,759,355
TOTAL INVESTMENTS — 99.2% (Cost $7,391,671,762)		8,247,682,762
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		70,516,650
NET ASSETS — 100.0%		$8,318,199,412
(a)	All or a portion of the shares of the security are on loan at December 31, 2024.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2024, total aggregate fair value of the securities is $183,766, representing less than 0.05% of the Fund's net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.5% of net assets as of December 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Amount is less than 0.05% of net assets.
(g)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2024 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2024.
(i)	The Portfolio invested in an affiliated entity. Amounts related to these investments during the year ended December 31, 2024 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

At December 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	2,239	03/21/2025	$259,748,566	$253,846,625	$(5,901,941)
E-mini MSCI Emerging Markets Index (long)	2,404	03/21/2025	132,351,968	129,070,759	(3,281,209)
S&P/TSX 60 Index (long)	149	03/20/2025	31,382,898	30,771,783	(611,115)
					$(9,794,265)

During the year ended December 31, 2024, the average notional value related to futures contracts was $234,120,610.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,051,259,906	$2,835,435,536	$183,765	$7,886,879,207
Rights	—	26,303	—	26,303
Warrants	17,897	—	0(a)	17,897
Short-Term Investments	360,759,355	—	—	360,759,355
TOTAL INVESTMENTS	$5,412,037,158	$2,835,461,839	$183,765	$8,247,682,762
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(9,794,265)	$—	$—	$(9,794,265)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(9,794,265)	$—	$—	$(9,794,265)
(a)	The Portfolio held a Level 3 securities that was valued at $0 at December 31, 2024.

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	178,964,611	$178,964,611	$1,442,128,545	$1,407,159,710	$—	$—	213,933,446	$213,933,446	$8,330,975
State Street Navigator Securities Lending Portfolio II	152,581,117	152,581,117	829,264,571	835,019,779	—	—	146,825,909	146,825,909	1,220,250
Total		$331,545,728	$2,271,393,116	$2,242,179,489	$—	$—		$360,759,355	$9,551,225
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AEROSPACE & DEFENSE — 1.5%
AAR Corp. (a)	12,541	$768,513
AeroVironment, Inc. (a)	10,045	1,545,825
AerSale Corp. (a) (b)	11,200	70,560
Archer Aviation, Inc. Class A (a)	83,900	818,025
Astronics Corp. (a)	10,768	171,857
BWX Technologies, Inc.	33,026	3,678,766
Byrna Technologies, Inc. (a) (b)	6,400	184,384
Cadre Holdings, Inc. (b)	9,400	303,620
Curtiss-Wright Corp.	13,815	4,902,529
Ducommun, Inc. (a)	4,900	311,934
Eve Holding, Inc. (a) (b)	17,219	93,671
HEICO Corp.	16,046	3,814,776
HEICO Corp. Class A	29,764	5,538,485
Hexcel Corp.	29,517	1,850,716
Intuitive Machines, Inc. (a) (b)	10,900	197,944
Kratos Defense & Security Solutions, Inc. (a) (b)	53,200	1,403,416
Leonardo DRS, Inc. (a)	26,500	856,215
Loar Holdings, Inc. (a)	11,000	813,010
Mercury Systems, Inc. (a)	18,700	785,400
Moog, Inc. Class A (b)	10,221	2,011,902
National Presto Industries, Inc.	1,890	186,014
Park Aerospace Corp.	6,400	93,760
Redwire Corp. (a) (b)	8,600	141,556
Rocket Lab USA, Inc. (a) (b)	125,100	3,186,297
Spirit AeroSystems Holdings, Inc. Class A (a) (b)	42,442	1,446,423
Standardaero, Inc. (a)	25,300	626,428
Triumph Group, Inc. (a) (b)	26,345	491,598
V2X, Inc. (a)	5,100	243,933
Virgin Galactic Holdings, Inc. (a) (b)	10,569	62,146
VirTra, Inc. (a) (b)	3,900	26,325
Woodward, Inc.	21,374	3,557,061
		40,183,089
AIR FREIGHT & LOGISTICS — 0.1%
Air Transport Services Group, Inc. (a) (b)	18,400	404,432
Forward Air Corp. (a) (b)	8,951	288,670
GXO Logistics, Inc. (a)	42,590	1,852,665
Hub Group, Inc. Class A	21,534	959,555
Radiant Logistics, Inc. (a)	12,553	84,105
		3,589,427
AIRLINES — 0.4%
Alaska Air Group, Inc. (a)	45,900	2,972,025
Allegiant Travel Co. (b)	5,550	522,366
American Airlines Group, Inc. (a)	237,300	4,136,139
Blade Air Mobility, Inc. (a) (b)	19,700	83,725
Frontier Group Holdings, Inc. (a) (b)	15,100	107,361
JetBlue Airways Corp. (a) (b)	112,336	882,961
Joby Aviation, Inc. (a) (b)	155,400	1,263,402
SkyWest, Inc. (a)	14,303	1,432,159
Security Description	Shares	Value
Sun Country Airlines Holdings, Inc. (a) (b)	14,000	$204,120
Wheels Up Experience, Inc. (a) (b)	33,000	54,450
		11,658,708
AUTO COMPONENTS — 0.6%
Adient PLC (a)	31,200	537,576
American Axle & Manufacturing Holdings, Inc. (a)	42,350	246,900
Cooper-Standard Holdings, Inc. (a) (b)	5,700	77,292
Dana, Inc.	46,942	542,650
Dorman Products, Inc. (a)	9,327	1,208,313
Fox Factory Holding Corp. (a)	15,197	460,013
Gentex Corp. (b)	83,823	2,408,235
Gentherm, Inc. (a)	11,085	442,569
Goodyear Tire & Rubber Co. (a) (b)	101,316	911,844
Holley, Inc. (a) (b)	17,000	51,340
LCI Industries (b)	8,913	921,515
Lear Corp.	19,551	1,851,480
Luminar Technologies, Inc. (a)	7,906	42,534
Modine Manufacturing Co. (a)	18,583	2,154,327
Patrick Industries, Inc.	11,691	971,288
Phinia, Inc.	15,000	722,550
QuantumScape Corp. (a) (b)	131,901	684,566
Solid Power, Inc. (a) (b)	58,000	109,620
Standard Motor Products, Inc.	7,343	227,486
Stoneridge, Inc. (a)	9,682	60,706
Visteon Corp. (a)	9,658	856,858
XPEL, Inc. (a) (b)	9,000	359,460
		15,849,122
AUTOMOBILES — 0.3%
Canoo, Inc. (a) (b)	1,095	1,544
Harley-Davidson, Inc.	42,901	1,292,607
Livewire Group, Inc. (a)	7,648	36,787
Lucid Group, Inc. (a) (b)	361,500	1,091,730
Rivian Automotive, Inc. Class A (a) (b)	305,000	4,056,500
Thor Industries, Inc. (b)	18,401	1,761,160
Winnebago Industries, Inc. (b)	10,200	487,356
		8,727,684
BANKS — 6.3%
1st Source Corp.	6,620	386,476
ACNB Corp.	3,100	123,473
Amalgamated Financial Corp.	6,400	214,208
Amerant Bancorp, Inc.	13,300	298,053
Ameris Bancorp	23,659	1,480,344
Ames National Corp. (b)	3,022	49,651
Arrow Financial Corp.	5,865	168,384
Associated Banc-Corp.	57,530	1,374,967
Atlantic Union Bankshares Corp. (b)	32,137	1,217,350
Axos Financial, Inc. (a)	19,632	1,371,295
Banc of California, Inc.	49,851	770,696

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
BancFirst Corp.	7,152	$838,071
Bancorp, Inc. (a)	16,800	884,184
Bank First Corp.	3,500	346,815
Bank of Hawaii Corp.	14,026	999,212
Bank of Marin Bancorp	5,644	134,158
Bank of NT Butterfield & Son Ltd.	15,996	584,654
Bank OZK	38,528	1,715,652
Bank7 Corp.	1,400	65,324
BankUnited, Inc.	26,827	1,023,987
Bankwell Financial Group, Inc.	2,442	76,068
Banner Corp. (b)	12,300	821,271
Bar Harbor Bankshares	5,380	164,520
BayCom Corp.	4,000	107,360
BCB Bancorp, Inc.	5,800	68,672
Berkshire Hills Bancorp, Inc.	15,416	438,277
Blue Foundry Bancorp (a) (b)	7,091	69,563
BOK Financial Corp.	8,308	884,387
Bridgewater Bancshares, Inc. (a)	7,076	95,597
Brookline Bancorp, Inc.	31,622	373,140
Burke & Herbert Financial Services Corp.	4,875	304,005
Business First Bancshares, Inc.	8,600	221,020
Byline Bancorp, Inc.	11,200	324,800
Cadence Bank	64,845	2,233,910
California BanCorp (a) (b)	8,752	144,758
Camden National Corp.	5,202	222,333
Capital Bancorp, Inc.	3,300	94,050
Capital City Bank Group, Inc.	5,105	187,098
Capitol Federal Financial, Inc.	43,700	258,267
Carter Bankshares, Inc. (a)	8,400	147,756
Cathay General Bancorp (b)	25,009	1,190,678
Central Pacific Financial Corp.	9,554	277,544
Chemung Financial Corp.	1,137	55,497
ChoiceOne Financial Services, Inc.	3,100	110,484
Citizens & Northern Corp.	5,551	103,249
Citizens Financial Services, Inc.	1,713	108,450
City Holding Co.	5,195	615,504
Civista Bancshares, Inc.	5,800	122,032
CNB Financial Corp.	7,400	183,964
Coastal Financial Corp. (a)	4,113	349,235
Colony Bankcorp, Inc.	6,146	99,196
Columbia Banking System, Inc. (b)	75,478	2,038,661
Columbia Financial, Inc. (a) (b)	10,300	162,843
Comerica, Inc.	48,100	2,974,985
Commerce Bancshares, Inc.	44,702	2,785,382
Community Financial System, Inc.	18,839	1,161,990
Community Trust Bancorp, Inc.	5,503	291,824
Community West Bancshares	6,000	116,220
ConnectOne Bancorp, Inc. (b)	13,334	305,482
CrossFirst Bankshares, Inc. (a)	15,923	241,233
Cullen/Frost Bankers, Inc. (b)	21,272	2,855,766
Customers Bancorp, Inc. (a)	10,602	516,105
CVB Financial Corp. (b)	47,600	1,019,116
Security Description	Shares	Value
Dime Community Bancshares, Inc.	12,740	$391,564
Eagle Bancorp, Inc.	10,600	275,918
East West Bancorp, Inc.	50,033	4,791,160
Eastern Bankshares, Inc.	69,340	1,196,115
Enterprise Bancorp, Inc.	3,578	141,474
Enterprise Financial Services Corp.	13,314	750,910
Equity Bancshares, Inc. Class A	5,300	224,826
Esquire Financial Holdings, Inc. (b)	2,500	198,750
ESSA Bancorp, Inc.	2,900	56,550
Farmers & Merchants Bancorp, Inc. (b)	4,600	135,470
Farmers National Banc Corp.	13,466	191,487
FB Financial Corp.	12,783	658,452
Fidelity D&D Bancorp, Inc.	1,700	82,960
Financial Institutions, Inc.	5,680	155,007
First BanCorp	58,200	1,081,938
First Bancorp, Inc.	3,800	103,930
First Bancorp/Southern Pines NC (b)	14,414	633,784
First Bancshares, Inc.	10,900	381,500
First Bank	7,300	102,711
First Busey Corp.	19,088	449,904
First Business Financial Services, Inc.	2,846	131,741
First Citizens BancShares, Inc. Class A	4,428	9,356,453
First Commonwealth Financial Corp.	36,306	614,298
First Community Bankshares, Inc.	6,100	254,004
First Financial Bancorp	33,891	910,990
First Financial Bankshares, Inc.	46,302	1,669,187
First Financial Corp.	4,100	189,379
First Financial Northwest, Inc. (b)	2,200	47,740
First Foundation, Inc. (b)	21,950	136,310
First Hawaiian, Inc.	46,600	1,209,270
First Horizon Corp.	193,100	3,889,034
First Internet Bancorp	3,000	107,970
First Interstate BancSystem, Inc. Class A	28,532	926,434
First Merchants Corp.	20,920	834,499
First Mid Bancshares, Inc.	8,200	301,924
First of Long Island Corp.	7,750	90,520
First Western Financial, Inc. (a)	3,100	60,605
Five Star Bancorp	5,966	179,517
Flagstar Financial, Inc. (b)	90,074	840,390
Flushing Financial Corp.	10,400	148,512
FNB Corp.	128,898	1,905,112
FS Bancorp, Inc.	2,400	98,544
Fulton Financial Corp.	65,292	1,258,830
FVCBankcorp, Inc. (a)	6,324	79,493
German American Bancorp, Inc.	10,225	411,249
Glacier Bancorp, Inc. (b)	40,608	2,039,334
Great Southern Bancorp, Inc.	3,068	183,160

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Greene County Bancorp, Inc.	2,700	$74,844
Guaranty Bancshares, Inc.	2,765	95,669
Hancock Whitney Corp.	30,920	1,691,942
Hanmi Financial Corp.	10,600	250,372
HarborOne Bancorp, Inc.	13,663	161,633
HBT Financial, Inc.	4,500	98,550
Heartland Financial USA, Inc.	15,200	931,836
Heritage Commerce Corp.	21,366	200,413
Heritage Financial Corp.	12,100	296,450
Hilltop Holdings, Inc.	16,700	478,121
Hingham Institution For Savings	568	144,352
Home Bancorp, Inc.	2,473	114,277
Home BancShares, Inc.	66,423	1,879,771
HomeStreet, Inc. (a)	6,574	75,075
HomeTrust Bancshares, Inc.	5,309	178,807
Hope Bancorp, Inc.	41,621	511,522
Horizon Bancorp, Inc.	15,540	250,349
Independent Bank Corp. (c)	15,265	979,860
Independent Bank Corp. (c)	7,118	247,920
Independent Bank Group, Inc.	12,972	787,011
International Bancshares Corp.	19,250	1,215,830
Investar Holding Corp.	3,400	74,664
John Marshall Bancorp, Inc.	4,800	96,384
Kearny Financial Corp.	18,951	134,173
Lakeland Financial Corp. (b)	8,928	613,889
LCNB Corp. (b)	4,800	72,624
LINKBANCORP, Inc. (b)	8,700	65,076
Live Oak Bancshares, Inc.	12,490	493,979
Mercantile Bank Corp.	5,700	253,593
Metrocity Bankshares, Inc.	6,600	210,870
Metropolitan Bank Holding Corp. (a)	3,700	216,080
Mid Penn Bancorp, Inc.	5,626	162,254
Middlefield Banc Corp.	2,700	75,735
Midland States Bancorp, Inc.	7,302	178,169
MidWestOne Financial Group, Inc.	6,651	193,677
MVB Financial Corp.	4,373	90,521
National Bank Holdings Corp. Class A	13,248	570,459
National Bankshares, Inc.	2,300	66,033
NB Bancorp, Inc. (a)	13,900	251,034
NBT Bancorp, Inc. (b)	16,500	788,040
Nicolet Bankshares, Inc.	4,816	505,247
Northeast Bank	2,500	229,325
Northeast Community Bancorp, Inc.	4,700	114,962
Northfield Bancorp, Inc.	14,180	164,772
Northrim BanCorp, Inc.	1,900	148,086
Northwest Bancshares, Inc.	45,776	603,785
Norwood Financial Corp. (b)	2,518	68,502
NU Holdings Ltd. Class A (a)	1,164,600	12,065,256
Oak Valley Bancorp	2,301	67,304
OceanFirst Financial Corp.	20,607	372,987
OFG Bancorp	16,500	698,280
Old National Bancorp (b)	112,018	2,431,351
Security Description	Shares	Value
Old Second Bancorp, Inc.	15,435	$274,434
Orange County Bancorp, Inc.	1,900	105,583
Origin Bancorp, Inc.	10,500	349,545
Orrstown Financial Services, Inc.	6,600	241,626
Pacific Premier Bancorp, Inc.	34,401	857,273
Park National Corp. (b)	5,217	894,350
Parke Bancorp, Inc.	3,897	79,927
Pathward Financial, Inc.	9,043	665,384
PCB Bancorp	3,800	76,912
Peapack-Gladstone Financial Corp.	5,800	185,890
Peoples Bancorp of North Carolina, Inc.	1,700	53,125
Peoples Bancorp, Inc.	12,414	393,400
Peoples Financial Services Corp.	3,239	165,772
Pinnacle Financial Partners, Inc. (b)	27,489	3,144,467
Pioneer Bancorp, Inc. (a)	4,219	48,603
Plumas Bancorp	2,100	99,246
Ponce Financial Group, Inc. (a) (b)	7,300	94,900
Popular, Inc.	26,110	2,455,907
Preferred Bank	4,477	386,723
Premier Financial Corp.	12,697	324,662
Primis Financial Corp.	7,869	91,753
Princeton Bancorp, Inc.	2,100	72,303
Prosperity Bancshares, Inc.	32,509	2,449,553
Provident Bancorp, Inc. (a)	5,800	66,120
Provident Financial Services, Inc.	45,256	853,981
QCR Holdings, Inc.	5,920	477,389
RBB Bancorp	6,000	122,940
Red River Bancshares, Inc.	1,800	97,164
Renasant Corp. (b)	22,432	801,944
Republic Bancorp, Inc. Class A	3,008	210,169
S&T Bancorp, Inc.	13,661	522,123
Sandy Spring Bancorp, Inc.	15,780	531,944
Seacoast Banking Corp. of Florida	30,291	833,911
ServisFirst Bancshares, Inc.	18,200	1,542,268
Shore Bancshares, Inc.	10,925	173,161
Sierra Bancorp	4,518	130,661
Simmons First National Corp. Class A	44,639	990,093
SmartFinancial, Inc.	5,702	176,648
South Plains Financial, Inc.	4,221	146,680
Southern First Bancshares, Inc. (a)	2,800	111,300
Southern Missouri Bancorp, Inc.	3,400	195,058
Southern States Bancshares, Inc.	3,000	99,930
Southside Bancshares, Inc.	10,155	322,523
SouthState Corp. (b)	27,042	2,690,138
Stellar Bancorp, Inc.	17,598	498,903
Sterling Bancorp, Inc. (a) (b)	8,989	42,788
Stock Yards Bancorp, Inc.	9,200	658,812
Synovus Financial Corp. (b)	52,048	2,666,419

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Texas Capital Bancshares, Inc. (a)	16,472	$1,288,110
TFS Financial Corp.	19,017	238,854
Third Coast Bancshares, Inc. (a)	4,300	145,985
Timberland Bancorp, Inc.	2,788	85,062
Tompkins Financial Corp.	4,581	310,729
Towne Bank	25,290	861,377
TriCo Bancshares	11,472	501,326
Triumph Financial, Inc. (a)	7,921	719,860
TrustCo Bank Corp.	6,619	220,479
Trustmark Corp.	21,896	774,462
UMB Financial Corp.	15,989	1,804,519
United Bankshares, Inc.	47,105	1,768,793
United Community Banks, Inc.	42,940	1,387,391
Unity Bancorp, Inc.	2,595	113,168
Univest Financial Corp.	10,240	302,182
USCB Financial Holdings, Inc.	3,583	63,598
Valley National Bancorp	166,468	1,508,200
Veritex Holdings, Inc.	18,850	511,966
Virginia National Bankshares Corp.	1,735	66,277
WaFd, Inc.	24,024	774,534
Washington Trust Bancorp, Inc.	6,023	188,821
Webster Financial Corp.	61,841	3,414,860
WesBanco, Inc.	20,702	673,643
West BanCorp, Inc.	5,800	125,570
Westamerica BanCorp	9,185	481,845
Western Alliance Bancorp	38,883	3,248,286
Wintrust Financial Corp.	23,538	2,935,424
WSFS Financial Corp. (b)	21,224	1,127,631
Zions Bancorp NA	52,400	2,842,700
		168,549,927
BEVERAGES — 0.3%
Boston Beer Co., Inc. Class A (a)	3,116	934,738
Celsius Holdings, Inc. (a) (b)	63,900	1,683,126
Coca-Cola Consolidated, Inc.	2,146	2,703,938
MGP Ingredients, Inc. (b)	5,000	196,850
National Beverage Corp.	8,394	358,172
Primo Brands Corp. Class A	56,800	1,747,736
Vita Coco Co., Inc. (a) (b)	14,100	520,431
		8,144,991
BIOTECHNOLOGY — 4.9%
2seventy bio, Inc. (a) (b)	15,007	44,121
4D Molecular Therapeutics, Inc. (a) (b)	18,400	102,488
89bio, Inc. (a)	29,400	229,908
Absci Corp. (a) (b)	31,500	82,530
ACADIA Pharmaceuticals, Inc. (a)	42,889	787,013
ACELYRIN, Inc. (a) (b)	27,900	87,606
Achieve Life Sciences, Inc. (a) (b)	12,700	44,704
Acrivon Therapeutics, Inc. (a) (b)	4,700	28,294
Actinium Pharmaceuticals, Inc. (a) (b)	14,500	18,270
Security Description	Shares	Value
Acumen Pharmaceuticals, Inc. (a) (b)	15,400	$26,488
ADC Therapeutics SA (a) (b)	31,900	63,481
ADMA Biologics, Inc. (a)	80,900	1,387,435
Aduro Biotech, Inc. (a)	2,090	—
Adverum Biotechnologies, Inc. (a) (b)	7,700	35,959
Aerovate Therapeutics, Inc. (a) (b)	7,516	19,917
Agenus, Inc. (a) (b)	8,124	22,260
Agios Pharmaceuticals, Inc. (a)	20,304	667,189
Akebia Therapeutics, Inc. (a) (b)	76,500	145,350
Akero Therapeutics, Inc. (a)	24,300	676,026
Aldeyra Therapeutics, Inc. (a) (b)	19,300	96,307
Alector, Inc. (a)	31,835	60,168
Alkermes PLC (a)	57,862	1,664,111
Allogene Therapeutics, Inc. (a) (b)	49,631	105,714
Alnylam Pharmaceuticals, Inc. (a)	47,166	11,098,631
Altimmune, Inc. (a) (b)	24,600	177,366
ALX Oncology Holdings, Inc. (a) (b)	11,700	19,539
Amicus Therapeutics, Inc. (a)	105,341	992,312
AnaptysBio, Inc. (a)	7,514	99,485
Anavex Life Sciences Corp. (a) (b)	26,700	286,758
Anika Therapeutics, Inc. (a)	4,747	78,136
Annexon, Inc. (a)	36,500	187,245
Apellis Pharmaceuticals, Inc. (a) (b)	38,200	1,218,962
Apogee Therapeutics, Inc. (a)	13,600	616,080
Applied Therapeutics, Inc. (a)	36,400	31,166
Arbutus Biopharma Corp. (a) (b)	50,600	165,462
Arcellx, Inc. (a) (b)	15,500	1,188,695
Arcturus Therapeutics Holdings, Inc. (a) (b)	8,635	146,536
Arcus Biosciences, Inc. (a)	19,295	287,303
Arcutis Biotherapeutics, Inc. (a)	38,600	537,698
Ardelyx, Inc. (a)	84,500	428,415
ArriVent Biopharma, Inc. (a) (b)	10,100	269,064
Arrowhead Pharmaceuticals, Inc. (a) (b)	42,461	798,267
ARS Pharmaceuticals, Inc. (a)	17,400	183,570
Artiva Biotherapeutics, Inc. (a)	5,300	53,424
Astria Therapeutics, Inc. (a)	17,400	155,556
Atossa Therapeutics, Inc. (a) (b)	46,500	43,901
Aura Biosciences, Inc. (a) (b)	16,500	135,630
Aurinia Pharmaceuticals, Inc. (a)	48,100	431,938
Avid Bioservices, Inc. (a)	22,268	275,010
Avidity Biosciences, Inc. (a) (b)	39,900	1,160,292
Avita Medical, Inc. (a) (b)	9,500	121,600
Beam Therapeutics, Inc. (a) (b)	27,400	679,520
Bicara Therapeutics, Inc. (a)	6,600	114,972
BioCryst Pharmaceuticals, Inc. (a)	74,130	557,458
Biohaven Ltd. (a)	30,900	1,154,115

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
BioMarin Pharmaceutical, Inc. (a)	68,427	$4,497,707
Biomea Fusion, Inc. (a) (b)	10,100	39,188
Black Diamond Therapeutics, Inc. (a) (b)	16,300	34,882
Bluebird Bio, Inc. (a) (b)	3,940	32,860
Blueprint Medicines Corp. (a)	22,842	1,992,279
Boundless Bio, Inc. (a)	2,300	6,670
Bridgebio Pharma, Inc. (a)	50,494	1,385,555
C4 Therapeutics, Inc. (a) (b)	21,600	77,760
Cabaletta Bio, Inc. (a) (b)	14,500	32,915
CAMP4 Therapeutics Corp. (a)	2,800	14,616
Candel Therapeutics, Inc. (a) (b)	7,600	65,968
Capricor Therapeutics, Inc. (a) (b)	13,000	179,400
Cardiff Oncology, Inc. (a) (b)	14,700	63,798
CareDx, Inc. (a)	18,148	388,549
Cargo Therapeutics, Inc. (a) (b)	12,100	174,482
Caribou Biosciences, Inc. (a) (b)	29,300	46,587
Cartesian Therapeutics, Inc. (a) (b)	3,990	71,461
Catalyst Pharmaceuticals, Inc. (a)	40,047	835,781
Celcuity, Inc. (a)	11,600	151,844
Celldex Therapeutics, Inc. (a)	23,200	586,264
Century Therapeutics, Inc. (a)	19,500	19,695
CervoMed, Inc. (a) (b)	1,900	4,446
CG oncology, Inc. (a)	17,000	487,560
Chinook Therapeutics, Inc. (a)	17,090	6,665
Cibus, Inc. (a)	5,500	15,290
Climb Bio, Inc. (a)	11,500	20,700
Cogent Biosciences, Inc. (a)	32,500	253,500
Coherus Biosciences, Inc. (a) (b)	37,817	52,187
Compass Therapeutics, Inc. (a)	33,100	47,995
Corbus Pharmaceuticals Holdings, Inc. (a) (b)	3,900	46,020
Crinetics Pharmaceuticals, Inc. (a) (b)	31,500	1,610,595
Cullinan Therapeutics, Inc. (a)	18,500	225,330
Cytokinetics, Inc. (a) (b)	40,696	1,914,340
Day One Biopharmaceuticals, Inc. (a) (b)	18,600	235,662
Denali Therapeutics, Inc. (a)	44,632	909,600
Design Therapeutics, Inc. (a) (b)	11,300	69,721
Dianthus Therapeutics, Inc. (a)	8,900	194,020
Disc Medicine, Inc. (a)	7,100	450,140
Dynavax Technologies Corp. (a)	47,238	603,229
Dyne Therapeutics, Inc. (a)	29,600	697,376
Editas Medicine, Inc. (a) (b)	35,039	44,500
Elevation Oncology, Inc. (a)	23,500	13,221
Enanta Pharmaceuticals, Inc. (a) (b)	7,800	44,850
Entrada Therapeutics, Inc. (a) (b)	8,640	149,386
Erasca, Inc. (a)	68,200	171,182
Exact Sciences Corp. (a) (b)	66,729	3,749,503
Exelixis, Inc. (a)	101,608	3,383,546
Fate Therapeutics, Inc. (a)	40,089	66,147
Security Description	Shares	Value
Fennec Pharmaceuticals, Inc. (a) (b)	8,200	$51,824
Fibrobiologics, Inc. (a) (b)	9,400	18,800
Foghorn Therapeutics, Inc. (a)	9,900	46,728
Galectin Therapeutics, Inc. (a) (b)	7,500	9,675
Generation Bio Co. (a)	20,300	21,518
Geron Corp. (a)	212,483	752,190
GRAIL, Inc. (a) (b)	9,983	178,197
Greenwich Lifesciences, Inc. (a) (b)	2,800	31,444
Gtx, Inc. CVR (a) (b)	85	161
Gyre Therapeutics, Inc. (a) (b)	2,700	32,670
Halozyme Therapeutics, Inc. (a)	44,358	2,120,756
Heron Therapeutics, Inc. (a) (b)	44,617	68,264
HilleVax, Inc. (a) (b)	10,200	21,114
Humacyte, Inc. (a) (b)	32,500	164,125
Icosavax, Inc. (a)	9,700	3,007
Ideaya Biosciences, Inc. (a)	30,300	778,710
IGM Biosciences, Inc. (a) (b)	5,800	35,438
ImmunityBio, Inc. (a) (b)	54,400	139,264
Immunome, Inc. (a) (b)	18,000	191,160
Immunovant, Inc. (a) (b)	20,800	515,216
Inhibrx Biosciences, Inc. (a) (b)	4,500	69,300
Inmune Bio, Inc. (a)	6,200	28,954
Inovio Pharmaceuticals, Inc. (a)	10,000	18,300
Inozyme Pharma, Inc. (a) (b)	18,500	51,245
Insmed, Inc. (a)	61,966	4,278,133
Intellia Therapeutics, Inc. (a)	36,300	423,258
Invivyd, Inc. (a) (b)	33,600	14,888
Ionis Pharmaceuticals, Inc. (a)	57,212	2,000,132
Iovance Biotherapeutics, Inc. (a) (b)	98,600	729,640
Ironwood Pharmaceuticals, Inc. (a) (b)	49,278	218,302
iTeos Therapeutics, Inc. (a)	10,400	79,872
Janux Therapeutics, Inc. (a)	10,100	540,754
Jasper Therapeutics, Inc. (a) (b)	4,200	89,796
KalVista Pharmaceuticals, Inc. (a) (b)	12,100	102,487
Keros Therapeutics, Inc. (a)	10,847	171,708
Kiniksa Pharmaceuticals International PLC (a) (b)	13,525	267,524
Kodiak Sciences, Inc. (a)	12,035	119,748
Korro Bio, Inc. (a)	2,200	83,754
Krystal Biotech, Inc. (a)	8,867	1,389,104
Kura Oncology, Inc. (a)	25,500	222,105
Kymera Therapeutics, Inc. (a)	16,800	675,864
Kyverna Therapeutics, Inc. (a) (b)	10,300	38,522
Larimar Therapeutics, Inc. (a) (b)	15,400	59,598
LENZ Therapeutics, Inc. (b)	4,628	133,610
Lexeo Therapeutics, Inc. (a) (b)	9,200	60,536
Lexicon Pharmaceuticals, Inc. (a) (b)	40,521	29,925
Lineage Cell Therapeutics, Inc. (a) (b)	61,700	31,004

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Lyell Immunopharma, Inc. (a) (b)	60,700	$38,848
MacroGenics, Inc. (a) (b)	20,134	65,435
Madrigal Pharmaceuticals, Inc. (a) (b)	6,459	1,993,054
MannKind Corp. (a)	96,600	621,138
MeiraGTx Holdings PLC (a) (b)	15,800	96,222
Merrimack Pharmaceuticals, Inc. (a) (d)	3,300	—
Mersana Therapeutics, Inc. (a)	45,300	64,779
Metagenomi, Inc. (a)	10,900	39,349
MiMedx Group, Inc. (a)	42,500	408,850
Mineralys Therapeutics, Inc. (a) (b)	10,200	125,562
Mirum Pharmaceuticals, Inc. (a)	14,200	587,170
Monte Rosa Therapeutics, Inc. (a) (b)	15,600	108,264
Myriad Genetics, Inc. (a)	32,095	440,022
Natera, Inc. (a)	41,849	6,624,697
Neurocrine Biosciences, Inc. (a)	36,122	4,930,653
Neurogene, Inc. (a) (b)	3,800	86,868
Nkarta, Inc. (a) (b)	21,300	53,037
Novavax, Inc. (a) (b)	55,393	445,360
Nurix Therapeutics, Inc. (a)	25,200	474,768
Nuvalent, Inc. Class A (a)	12,600	986,328
Ocugen, Inc. (a) (b)	100,100	80,580
Olema Pharmaceuticals, Inc. (a) (b)	14,900	86,867
Organogenesis Holdings, Inc. (a) (b)	26,798	85,754
ORIC Pharmaceuticals, Inc. (a) (b)	22,900	184,803
Outlook Therapeutics, Inc. (a) (b)	5,525	10,442
Ovid therapeutics, Inc. (a)	18,300	17,087
PepGen, Inc. (a)	6,109	23,153
Perspective Therapeutics, Inc. (a) (b)	20,600	65,714
Poseida Therapeutics, Inc. (a) (b)	24,600	236,160
Praxis Precision Medicines, Inc. (a)	6,200	477,152
Precigen, Inc. (a) (b)	43,141	48,318
Prelude Therapeutics, Inc. (a) (b)	8,700	11,092
Prime Medicine, Inc. (a) (b)	18,200	53,144
ProKidney Corp. (a) (b)	40,400	68,276
Protagonist Therapeutics, Inc. (a)	21,002	810,677
Prothena Corp. PLC (a) (b)	15,200	210,520
PTC Therapeutics, Inc. (a)	27,400	1,236,836
Puma Biotechnology, Inc. (a)	15,200	46,360
Pyxis Oncology, Inc. (a) (b)	18,000	28,080
Q32 Bio, Inc. (a) (b)	2,200	7,568
RAPT Therapeutics, Inc. (a) (b)	10,000	15,800
Recursion Pharmaceuticals, Inc. Class A (a) (b)	89,400	604,344
REGENXBIO, Inc. (a)	15,800	122,134
Regulus Therapeutics, Inc. (a)	23,200	36,656
Relay Therapeutics, Inc. (a)	43,500	179,220
Security Description	Shares	Value
Renovaro, Inc. (a) (b)	44,700	$37,347
Replimune Group, Inc. (a)	21,800	263,998
REVOLUTION Medicines, Inc. (a)	60,144	2,630,699
Rhythm Pharmaceuticals, Inc. (a)	19,700	1,102,806
Rigel Pharmaceuticals, Inc. (a) (b)	6,468	108,792
Rocket Pharmaceuticals, Inc. (a)	23,500	295,395
Roivant Sciences Ltd. (a) (b)	154,000	1,821,820
Sage Therapeutics, Inc. (a) (b)	18,272	99,217
Sana Biotechnology, Inc. (a) (b)	49,900	81,337
Sarepta Therapeutics, Inc. (a) (b)	32,752	3,982,316
Savara, Inc. (a)	39,700	121,879
Scholar Rock Holding Corp. (a)	27,900	1,205,838
Sera Prognostics, Inc. Class A (a) (b)	10,900	88,726
Shattuck Labs, Inc. (a) (b)	17,000	20,570
Skye Bioscience, Inc. (a) (b)	6,300	17,829
Soleno Therapeutics, Inc. (a)	9,200	413,540
Solid Biosciences, Inc. (a)	8,500	34,000
SpringWorks Therapeutics, Inc. (a) (b)	24,700	892,411
Spyre Therapeutics, Inc. (a)	12,300	286,344
Stoke Therapeutics, Inc. (a)	13,600	150,008
Summit Therapeutics, Inc. (a) (b)	33,100	590,669
Sutro Biopharma, Inc. (a)	31,900	58,696
Syndax Pharmaceuticals, Inc. (a)	29,420	388,932
Tango Therapeutics, Inc. (a)	17,100	52,839
Taysha Gene Therapies, Inc. (a) (b)	66,700	115,391
Tenaya Therapeutics, Inc. (a) (b)	22,200	31,746
Tevogen Bio Holdings, Inc. (a)	8,900	9,167
TG Therapeutics, Inc. (a) (b)	50,145	1,509,364
Tobira Therapeutics, Inc. CVR (a)	200	906
Tourmaline Bio, Inc. (a)	8,500	172,380
Travere Therapeutics, Inc. (a) (b)	27,098	472,047
TScan Therapeutics, Inc. (a) (b)	16,200	49,248
Twist Bioscience Corp. (a)	20,912	971,781
Tyra Biosciences, Inc. (a) (b)	7,107	98,787
Ultragenyx Pharmaceutical, Inc. (a)	32,476	1,366,265
United Therapeutics Corp. (a)	15,821	5,582,282
Upstream Bio, Inc. (a)	5,900	96,996
UroGen Pharma Ltd. (a) (b)	14,600	155,490
Vanda Pharmaceuticals, Inc. (a)	19,451	93,170
Vaxcyte, Inc. (a)	44,600	3,650,956
Vera Therapeutics, Inc. (a)	15,900	672,411
Veracyte, Inc. (a)	27,587	1,092,445
Verastem, Inc. (a) (b)	14,100	72,897
Vericel Corp. (a)	17,673	970,424
Verve Therapeutics, Inc. (a) (b)	24,900	140,436
Viking Therapeutics, Inc. (a) (b)	38,900	1,565,336
Vir Biotechnology, Inc. (a)	31,339	230,028
Viridian Therapeutics, Inc. (a)	26,200	502,254
Voyager Therapeutics, Inc. (a)	16,500	93,555

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Werewolf Therapeutics, Inc. (a)	12,300	$18,204
X4 Pharmaceuticals, Inc. (a) (b)	53,900	39,541
XBiotech, Inc. (a) (b)	6,800	26,860
Xencor, Inc. (a)	24,185	555,771
XOMA Royalty Corp. (a) (b)	3,000	78,840
Y-mAbs Therapeutics, Inc. (a) (b)	14,000	109,620
Zenas Biopharma, Inc. (a)	6,100	49,959
Zentalis Pharmaceuticals, Inc. (a) (b)	21,000	63,630
Zura Bio Ltd. (a) (b)	17,500	43,750
Zymeworks, Inc. (a) (b)	19,500	285,480
		132,033,307
BROADLINE RETAIL — 0.7%
1stdibs.com, Inc. (a)	9,400	33,276
Coupang, Inc. (a)	423,900	9,317,322
Dillard's, Inc. Class A (b)	1,152	497,365
Etsy, Inc. (a)	40,800	2,157,912
Groupon, Inc. (a) (b)	8,400	102,060
Kohl's Corp. (b)	40,406	567,300
Macy's, Inc.	99,300	1,681,149
Nordstrom, Inc.	36,300	876,645
Ollie's Bargain Outlet Holdings, Inc. (a)	22,069	2,421,631
Savers Value Village, Inc. (a) (b)	7,900	80,975
		17,735,635
BUILDING PRODUCTS — 1.7%
AAON, Inc.	24,450	2,877,276
Advanced Drainage Systems, Inc. (b)	25,400	2,936,240
American Woodmark Corp. (a)	5,556	441,869
Apogee Enterprises, Inc.	7,909	564,782
Armstrong World Industries, Inc.	15,895	2,246,440
AZEK Co., Inc. (a)	52,492	2,491,795
AZZ, Inc.	10,593	867,778
Caesarstone Ltd. (a)	7,600	32,300
Carlisle Cos., Inc.	16,338	6,026,108
CSW Industrials, Inc.	6,071	2,141,849
Fortune Brands Innovations, Inc.	44,600	3,047,518
Gibraltar Industries, Inc. (a)	11,000	647,900
Griffon Corp.	13,500	962,145
Hayward Holdings, Inc. (a)	52,200	798,138
Insteel Industries, Inc.	6,587	177,915
Janus International Group, Inc. (a) (b)	51,000	374,850
JELD-WEN Holding, Inc. (a)	30,109	246,593
Masterbrand, Inc. (a)	45,600	666,216
Owens Corning	31,281	5,327,780
Quanex Building Products Corp. (b)	16,250	393,900
Resideo Technologies, Inc. (a)	52,577	1,211,900
Simpson Manufacturing Co., Inc.	15,354	2,546,154
Tecnoglass, Inc. (b)	8,100	642,492
Trex Co., Inc. (a)	38,705	2,671,806
UFP Industries, Inc.	21,510	2,423,101
Security Description	Shares	Value
Zurn Elkay Water Solutions Corp. (b)	51,890	$1,935,497
		44,700,342
CAPITAL MARKETS — 4.5%
Affiliated Managers Group, Inc.	10,639	1,967,364
AlTi Global, Inc. (a)	13,000	57,330
ARES Management Corp. Class A	67,730	11,990,242
Artisan Partners Asset Management, Inc. Class A	22,602	973,016
B Riley Financial, Inc. (b)	7,434	34,122
BGC Group, Inc. Class A	130,900	1,185,954
Blue Owl Capital, Inc. (b)	189,300	4,403,118
Brightsphere Investment Group, Inc.	9,773	257,421
Carlyle Group, Inc. (b)	79,340	4,005,877
Cohen & Steers, Inc. (b)	9,909	914,997
Coinbase Global, Inc. Class A (a)	74,200	18,423,860
Diamond Hill Investment Group, Inc.	968	150,137
DigitalBridge Group, Inc.	57,129	644,415
Donnelley Financial Solutions, Inc. (a)	9,275	581,821
Evercore, Inc. Class A	13,041	3,614,835
Forge Global Holdings, Inc. (a) (b)	44,800	41,704
GCM Grosvenor, Inc. Class A (b)	15,200	186,504
Hamilton Lane, Inc. Class A (b)	13,704	2,028,877
Houlihan Lokey, Inc.	19,000	3,299,540
Interactive Brokers Group, Inc. Class A	38,275	6,762,044
Janus Henderson Group PLC	46,200	1,964,886
Jefferies Financial Group, Inc.	63,319	4,964,210
Lazard, Inc.	40,002	2,059,303
LPL Financial Holdings, Inc.	27,206	8,883,031
MarketWise, Inc.	11,400	6,470
Moelis & Co. Class A	25,400	1,876,552
Morningstar, Inc.	9,697	3,265,562
Open Lending Corp. (a) (b)	36,300	216,711
P10, Inc. Class A	15,000	189,150
Patria Investments Ltd. Class A (b)	20,700	240,741
Perella Weinberg Partners	18,500	441,040
Piper Sandler Cos.	6,271	1,880,986
PJT Partners, Inc. Class A	8,372	1,321,185
Robinhood Markets, Inc. Class A (a)	245,900	9,162,234
SEI Investments Co.	36,206	2,986,271
Silvercrest Asset Management Group, Inc. Class A	3,100	57,009
StepStone Group, Inc. Class A	23,626	1,367,473
Stifel Financial Corp.	36,016	3,820,577
StoneX Group, Inc. (a)	9,954	975,193
TPG, Inc.	30,700	1,929,188
Tradeweb Markets, Inc. Class A	42,492	5,563,053
Value Line, Inc.	200	10,560

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Victory Capital Holdings, Inc. Class A	14,800	$968,808
Virtu Financial, Inc. Class A	29,297	1,045,317
Virtus Investment Partners, Inc.	2,427	535,348
WisdomTree, Inc. (b)	50,099	526,039
XP, Inc. Class A	149,300	1,769,205
		119,549,280
CHEMICALS — 1.4%
AdvanSix, Inc.	9,200	262,108
American Vanguard Corp.	9,552	44,226
Arcadium Lithium PLC (a)	385,947	1,979,908
Arq, Inc. (a) (b)	9,300	70,401
Ashland, Inc.	17,630	1,259,840
ASP Isotopes, Inc. (a)	18,700	84,711
Aspen Aerogels, Inc. (a) (b)	22,200	263,736
Avient Corp.	32,146	1,313,486
Axalta Coating Systems Ltd. (a)	78,900	2,699,958
Balchem Corp.	11,586	1,888,460
Cabot Corp.	19,098	1,743,838
Chemours Co.	54,043	913,327
Core Molding Technologies, Inc. (a)	2,400	39,696
Ecovyst, Inc. (a) (b)	41,850	319,734
Element Solutions, Inc.	81,900	2,082,717
Hawkins, Inc.	6,996	858,199
HB Fuller Co.	19,699	1,329,289
Huntsman Corp.	59,839	1,078,897
Ingevity Corp. (a)	13,038	531,298
Innospec, Inc.	8,995	989,990
Intrepid Potash, Inc. (a)	4,190	91,845
Koppers Holdings, Inc.	7,130	231,012
Kronos Worldwide, Inc. (b)	7,900	77,025
LSB Industries, Inc. (a) (b)	18,200	138,138
Mativ Holdings, Inc.	19,221	209,509
Minerals Technologies, Inc.	11,392	868,184
NewMarket Corp.	2,423	1,280,192
Northern Technologies International Corp. (b)	2,900	39,121
Olin Corp.	42,547	1,438,089
Orion SA	20,500	323,695
Perimeter Solutions, Inc. (a)	48,100	614,718
PureCycle Technologies, Inc. (a) (b)	44,300	454,075
Quaker Chemical Corp.	5,007	704,785
Rayonier Advanced Materials, Inc. (a)	22,700	187,275
RPM International, Inc.	46,064	5,668,636
Scotts Miracle-Gro Co.	15,444	1,024,555
Sensient Technologies Corp.	15,219	1,084,506
Stepan Co.	7,678	496,767
Tronox Holdings PLC (b)	42,669	429,677
Valhi, Inc.	970	22,688
Westlake Corp.	12,196	1,398,271
		36,536,582
Security Description	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 1.3%
ABM Industries, Inc.	22,700	$1,161,786
ACCO Brands Corp.	33,342	175,046
ACV Auctions, Inc. Class A (a)	53,200	1,149,120
Aris Water Solutions, Inc. Class A	9,600	229,920
Bridger Aerospace Group Holdings, Inc. (a) (b)	4,700	10,011
BrightView Holdings, Inc. (a)	20,900	334,191
Brink's Co.	15,814	1,467,065
Casella Waste Systems, Inc. Class A (a) (b)	22,500	2,380,725
CECO Environmental Corp. (a) (b)	10,500	317,415
Cimpress PLC (a)	6,133	439,859
Clean Harbors, Inc. (a)	18,453	4,246,773
CompX International, Inc.	600	15,690
CoreCivic, Inc. (a)	39,125	850,577
Deluxe Corp.	15,876	358,639
Driven Brands Holdings, Inc. (a) (b)	21,500	347,010
Ennis, Inc.	9,097	191,856
Enviri Corp. (a)	28,425	218,873
GEO Group, Inc. (a)	45,780	1,280,924
Healthcare Services Group, Inc. (a)	26,365	306,229
HNI Corp.	17,111	861,881
Interface, Inc.	20,562	500,685
LanzaTech Global, Inc. (a) (b)	40,300	55,211
Liquidity Services, Inc. (a)	7,524	242,950
Matthews International Corp. Class A	10,631	294,266
MillerKnoll, Inc.	25,034	565,518
Montrose Environmental Group, Inc. (a) (b)	11,200	207,760
MSA Safety, Inc.	13,373	2,216,842
NL Industries, Inc.	2,831	21,997
OPENLANE, Inc. (a)	38,592	765,665
Perma-Fix Environmental Services, Inc. (a) (b)	5,600	61,992
Pitney Bowes, Inc.	58,264	421,831
Quad/Graphics, Inc.	12,000	83,640
Quest Resource Holding Corp. (a) (b)	6,300	40,950
RB Global, Inc.	66,398	5,989,764
Steelcase, Inc. Class A	33,200	392,424
Tetra Tech, Inc.	96,575	3,847,548
UniFirst Corp.	5,405	924,741
Vestis Corp.	48,070	732,587
Viad Corp. (a)	7,354	312,619
Virco Mfg. Corp. (b)	4,500	46,125
VSE Corp. (b)	6,280	597,228
		34,665,933
COMMUNICATIONS EQUIPMENT — 0.5%
ADTRAN Holdings, Inc. (a)	28,337	236,047

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Applied Optoelectronics, Inc. (a) (b)	14,600	$538,156
Aviat Networks, Inc. (a)	4,000	72,440
Calix, Inc. (a)	21,400	746,218
Ciena Corp. (a)	52,197	4,426,828
Clearfield, Inc. (a) (b)	4,100	127,100
CommScope Holding Co., Inc. (a)	77,155	401,977
Digi International, Inc. (a)	12,870	389,060
Extreme Networks, Inc. (a)	46,400	776,736
Harmonic, Inc. (a)	39,800	526,554
Infinera Corp. (a)	78,100	513,117
Lumentum Holdings, Inc. (a)	24,682	2,072,054
NETGEAR, Inc. (a)	9,989	278,393
NetScout Systems, Inc. (a)	24,907	539,486
Ribbon Communications, Inc. (a) (b)	32,800	136,448
Ubiquiti, Inc. (b)	1,507	500,218
Viasat, Inc. (a) (b)	44,411	377,938
Viavi Solutions, Inc. (a)	79,258	800,506
		13,459,276
CONSTRUCTION & ENGINEERING — 1.7%
AECOM	48,504	5,181,197
Ameresco, Inc. Class A (a) (b)	11,300	265,324
API Group Corp. (a)	83,223	2,993,531
Arcosa, Inc.	17,386	1,681,922
Argan, Inc.	4,588	628,740
Bowman Consulting Group Ltd. (a) (b)	5,100	127,245
Centuri Holdings, Inc. (a)	6,500	125,515
Comfort Systems USA, Inc.	12,725	5,396,163
Concrete Pumping Holdings, Inc. (a)	8,456	56,317
Construction Partners, Inc. Class A (a)	15,398	1,362,107
Dycom Industries, Inc. (a)	10,252	1,784,463
EMCOR Group, Inc.	16,453	7,468,017
Everus Construction Group, Inc. (a)	18,559	1,220,254
Fluor Corp. (a)	60,809	2,999,100
Granite Construction, Inc.	15,779	1,383,976
Great Lakes Dredge & Dock Corp. (a)	23,650	267,008
IES Holdings, Inc. (a)	3,000	602,880
Limbach Holdings, Inc. (a) (b)	3,700	316,498
MasTec, Inc. (a)	22,753	3,097,593
Matrix Service Co. (a)	9,700	116,109
MYR Group, Inc. (a) (b)	5,748	855,130
Northwest Pipe Co. (a)	3,616	174,508
Orion Group Holdings, Inc. (a)	14,000	102,620
Primoris Services Corp.	19,254	1,471,006
Southland Holdings, Inc. (a)	3,700	12,025
Sterling Infrastructure, Inc. (a)	10,700	1,802,415
Tutor Perini Corp. (a)	15,500	375,100
Valmont Industries, Inc.	7,174	2,200,051
Security Description	Shares	Value
WillScot Holdings Corp. (a)	65,513	$2,191,410
		46,258,224
CONSTRUCTION MATERIALS — 1.2%
CRH PLC	251,500	23,268,780
Eagle Materials, Inc. (b)	12,044	2,971,977
Knife River Corp. (a) (b)	20,184	2,051,502
Smith-Midland Corp. (a) (b)	1,700	75,582
Summit Materials, Inc. Class A (a)	43,563	2,204,288
U.S. Lime & Minerals, Inc.	3,805	505,076
		31,077,205
CONSUMER FINANCE — 0.9%
Ally Financial, Inc.	99,512	3,583,427
Atlanticus Holdings Corp. (a)	2,000	111,560
Bread Financial Holdings, Inc.	17,910	1,093,585
Consumer Portfolio Services, Inc. (a) (b)	3,500	38,010
Credit Acceptance Corp. (a) (b)	2,309	1,083,983
Dave, Inc. (a)	2,800	243,376
Encore Capital Group, Inc. (a)	8,451	403,704
Enova International, Inc. (a)	9,200	882,096
FirstCash Holdings, Inc.	13,715	1,420,874
Green Dot Corp. Class A (a)	19,200	204,288
LendingClub Corp. (a)	39,706	642,840
LendingTree, Inc. (a) (b)	3,736	144,770
Medallion Financial Corp.	6,900	64,791
Moneylion, Inc. (a)	3,000	258,030
Navient Corp.	27,904	370,844
Nelnet, Inc. Class A	5,142	549,217
NerdWallet, Inc. Class A (a)	12,600	167,580
OneMain Holdings, Inc.	41,344	2,155,263
OppFi, Inc.	7,300	55,918
PRA Group, Inc. (a)	14,272	298,142
PROG Holdings, Inc.	14,674	620,123
Regional Management Corp.	3,000	101,940
SLM Corp. (b)	76,412	2,107,443
SoFi Technologies, Inc. (a) (b)	386,900	5,958,260
Upstart Holdings, Inc. (a) (b)	28,203	1,736,459
World Acceptance Corp. (a)	1,228	138,077
		24,434,600
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.3%
Albertsons Cos., Inc. Class A	152,900	3,002,956
Andersons, Inc.	11,685	473,476
BJ's Wholesale Club Holdings, Inc. (a)	47,800	4,270,930
Casey's General Stores, Inc.	13,375	5,299,576
Chefs' Warehouse, Inc. (a) (b)	12,600	621,432
Grocery Outlet Holding Corp. (a) (b)	34,745	542,369
Guardian Pharmacy Services, Inc. Class A (a)	3,400	68,884
HF Foods Group, Inc. (a) (b)	14,600	46,866
Ingles Markets, Inc. Class A	5,156	332,253
Maplebear, Inc. (a)	60,800	2,518,336

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Natural Grocers by Vitamin Cottage, Inc.	3,300	$131,076
Performance Food Group Co. (a)	55,394	4,683,563
PriceSmart, Inc.	8,991	828,701
SpartanNash Co.	11,809	216,341
Sprouts Farmers Market, Inc. (a)	35,875	4,558,636
U.S. Foods Holding Corp. (a)	83,054	5,602,823
United Natural Foods, Inc. (a)	21,099	576,214
Village Super Market, Inc. Class A	3,379	107,756
Weis Markets, Inc. (b)	5,915	400,564
		34,282,752
CONTAINERS & PACKAGING — 0.8%
AptarGroup, Inc.	23,975	3,766,472
Ardagh Group SA (a) (b)	3,500	26,337
Ardagh Metal Packaging SA	53,400	160,734
Berry Global Group, Inc.	41,487	2,682,964
Crown Holdings, Inc.	42,410	3,506,883
Graphic Packaging Holding Co. (b)	107,667	2,924,236
Greif, Inc. Class A	9,300	568,416
Greif, Inc. Class B	1,342	91,055
Myers Industries, Inc.	13,495	148,985
O-I Glass, Inc. (a)	55,628	603,008
Pactiv Evergreen, Inc.	14,300	249,821
Ranpak Holdings Corp. (a)	14,700	101,136
Sealed Air Corp. (b)	53,200	1,799,756
Silgan Holdings, Inc.	30,068	1,565,039
Sonoco Products Co.	35,478	1,733,100
TriMas Corp. (b)	14,606	359,162
		20,287,104
DISTRIBUTORS — 0.0% (e)
A-Mark Precious Metals, Inc. (b)	6,100	167,140
GigaCloud Technology, Inc. Class A (a) (b)	8,700	161,124
Weyco Group, Inc. (b)	2,100	78,855
		407,119
DIVERSIFIED CONSUMER SERVICES — 1.0%
ADT, Inc.	120,749	834,375
Adtalem Global Education, Inc. (a)	13,474	1,224,113
American Public Education, Inc. (a)	5,800	125,106
Bright Horizons Family Solutions, Inc. (a)	21,102	2,339,157
Carriage Services, Inc.	4,896	195,106
Chegg, Inc. (a) (b)	40,557	65,297
Coursera, Inc. (a)	49,400	419,900
Duolingo, Inc. (a)	13,500	4,377,105
European Wax Center, Inc. Class A (a)	12,200	81,374
Frontdoor, Inc. (a)	27,711	1,514,960
Graham Holdings Co. Class B	1,103	961,728
Grand Canyon Education, Inc. (a)	10,478	1,716,296
Security Description	Shares	Value
H&R Block, Inc.	50,326	$2,659,226
KinderCare Learning Cos., Inc. (a)	10,000	178,000
Laureate Education, Inc. (a)	46,870	857,252
Lincoln Educational Services Corp. (a)	9,000	142,380
Mister Car Wash, Inc. (a)	35,700	260,253
Nerdy, Inc. (a) (b)	31,200	50,544
OneSpaWorld Holdings Ltd.	36,100	718,390
Perdoceo Education Corp.	23,512	622,363
Service Corp. International (b)	50,983	4,069,463
Strategic Education, Inc.	7,946	742,315
Stride, Inc. (a) (b)	15,305	1,590,649
Udemy, Inc. (a) (b)	32,600	268,298
Universal Technical Institute, Inc. (a)	14,200	365,082
		26,378,732
DIVERSIFIED REITs — 0.4%
Alexander & Baldwin, Inc. REIT	26,238	465,462
Alpine Income Property Trust, Inc. REIT	4,534	76,126
American Assets Trust, Inc. REIT	17,217	452,119
Armada Hoffler Properties, Inc. REIT	28,400	290,532
Broadstone Net Lease, Inc. REIT	67,919	1,077,195
CTO Realty Growth, Inc. REIT (b)	10,335	203,703
Empire State Realty Trust, Inc. Class A REIT	48,924	504,896
Essential Properties Realty Trust, Inc. REIT	63,113	1,974,175
Gladstone Commercial Corp. REIT	15,230	247,335
Global Net Lease, Inc. REIT	72,074	526,140
NexPoint Diversified Real Estate Trust REIT (b)	11,540	70,394
One Liberty Properties, Inc. REIT (b)	5,638	153,579
WP Carey, Inc. REIT (b)	78,567	4,280,330
		10,321,986
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Anterix, Inc. (a)	3,607	110,627
AST SpaceMobile, Inc. (a) (b)	48,200	1,017,020
ATN International, Inc.	3,957	66,517
Bandwidth, Inc. Class A (a)	9,402	160,022
Cogent Communications Holdings, Inc.	15,796	1,217,398
Frontier Communications Parent, Inc. (a)	89,100	3,091,770
GCI Liberty, Inc. (a) (d)	16,346	—
Globalstar, Inc. (a) (b)	262,300	542,961
IDT Corp. Class B	5,600	266,112
Iridium Communications, Inc.	40,675	1,180,388
Liberty Global Ltd. Class A (a)	62,000	791,120
Liberty Global Ltd. Class C (a) (b)	54,700	718,758

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Liberty Latin America Ltd. Class A (a)	11,388	$72,428
Liberty Latin America Ltd. Class C (a) (b)	46,400	294,176
Lumen Technologies, Inc. (a)	364,000	1,932,840
Shenandoah Telecommunications Co.	16,950	213,739
		11,675,876
ELECTRIC UTILITIES — 0.5%
ALLETE, Inc.	20,762	1,345,378
Genie Energy Ltd. Class B	4,500	70,155
Hawaiian Electric Industries, Inc. (a)	59,483	578,770
IDACORP, Inc.	19,238	2,102,329
MGE Energy, Inc. (b)	13,062	1,227,305
OGE Energy Corp.	72,438	2,988,067
Otter Tail Corp.	14,876	1,098,444
Portland General Electric Co. (b)	37,058	1,616,470
TXNM Energy, Inc. (b)	32,054	1,576,095
		12,603,013
ELECTRICAL EQUIPMENT — 1.5%
Acuity Brands, Inc.	11,182	3,266,598
Allient, Inc.	5,343	129,728
American Superconductor Corp. (a) (b)	12,600	310,338
Amprius Technologies, Inc. (a) (b)	7,700	21,560
Array Technologies, Inc. (a) (b)	54,900	331,596
Atkore, Inc.	12,900	1,076,505
Blink Charging Co. (a) (b)	35,100	48,789
Bloom Energy Corp. Class A (a) (b)	72,276	1,605,250
ChargePoint Holdings, Inc. (a) (b)	145,700	155,899
Energy Vault Holdings, Inc. (a) (b)	35,800	81,624
EnerSys	14,241	1,316,296
Enovix Corp. (a) (b)	59,100	642,417
Fluence Energy, Inc. (a) (b)	22,200	352,536
Freyr Battery, Inc. (a) (b)	41,200	106,296
FuelCell Energy, Inc. (a) (b)	6,752	61,038
GrafTech International Ltd. (a) (b)	89,350	154,575
LSI Industries, Inc.	10,700	207,794
NANO Nuclear Energy, Inc. (a) (b)	1,600	39,832
Net Power, Inc. (a) (b)	7,800	82,602
NEXTracker, Inc. Class A (a) (b)	51,400	1,877,642
NuScale Power Corp. (a) (b)	30,500	546,865
nVent Electric PLC	59,900	4,082,784
Plug Power, Inc. (a) (b)	286,588	610,432
Powell Industries, Inc. (b)	3,335	739,203
Preformed Line Products Co.	900	115,011
Regal Rexnord Corp.	24,045	3,730,101
Sensata Technologies Holding PLC	54,147	1,483,628
Security Description	Shares	Value
SES AI Corp. (a) (b)	42,700	$93,513
Shoals Technologies Group, Inc. Class A (a)	60,300	333,459
SolarMax Technology, Inc. (a)	2,300	3,726
Solidion Technology, Inc. (a)	17,900	12,471
Stem, Inc. (a) (b)	48,400	29,185
Sunrun, Inc. (a) (b)	78,589	726,948
Thermon Group Holdings, Inc. (a)	11,980	344,665
TPI Composites, Inc. (a) (b)	17,900	33,831
Ultralife Corp. (a) (b)	3,700	27,565
Vertiv Holdings Co. Class A	131,000	14,882,910
Vicor Corp. (a)	8,176	395,064
		40,060,276
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.8%
908 Devices, Inc. (a) (b)	7,700	16,940
Advanced Energy Industries, Inc. (b)	13,454	1,555,686
Aeva Technologies, Inc. (a) (b)	8,900	42,275
Arlo Technologies, Inc. (a)	35,117	392,959
Arrow Electronics, Inc. (a)	18,994	2,148,601
Avnet, Inc.	31,497	1,647,923
Badger Meter, Inc.	10,576	2,243,381
Bel Fuse, Inc. Class A (c)	400	36,032
Bel Fuse, Inc. Class B (c)	3,900	321,633
Belden, Inc.	14,463	1,628,679
Benchmark Electronics, Inc.	12,831	582,527
Climb Global Solutions, Inc.	1,500	190,125
Cognex Corp.	62,271	2,233,038
Coherent Corp. (a)	45,114	4,273,649
Crane NXT Co. (b)	17,748	1,033,289
CTS Corp.	10,787	568,799
Daktronics, Inc. (a) (b)	14,300	241,098
ePlus, Inc. (a)	9,436	697,132
Evolv Technologies Holdings, Inc. (a) (b)	48,600	191,970
Fabrinet (a)	13,000	2,858,440
FARO Technologies, Inc. (a)	7,188	182,288
Ingram Micro Holding Corp. (a)	6,700	129,913
Insight Enterprises, Inc. (a)	9,778	1,487,234
IPG Photonics Corp. (a)	9,800	712,656
Itron, Inc. (a)	16,199	1,758,888
Kimball Electronics, Inc. (a)	8,744	163,775
Knowles Corp. (a) (b)	31,168	621,178
Lightwave Logic, Inc. (a) (b)	40,300	84,630
Littelfuse, Inc.	8,799	2,073,484
Methode Electronics, Inc.	12,080	142,423
MicroVision, Inc. (a) (b)	74,800	97,988
Mirion Technologies, Inc. (a) (b)	74,200	1,294,790
Napco Security Technologies, Inc. (b)	12,656	450,047
nLight, Inc. (a)	17,388	182,400
Novanta, Inc. (a)	12,726	1,944,151
OSI Systems, Inc. (a) (b)	5,739	960,881
Ouster, Inc. (a) (b)	16,500	201,630

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
PAR Technology Corp. (a) (b)	12,100	$879,307
PC Connection, Inc.	4,060	281,236
Plexus Corp. (a)	9,600	1,502,208
Powerfleet, Inc. NJ (a) (b)	33,800	225,108
Richardson Electronics Ltd. (b)	4,600	64,538
Rogers Corp. (a)	6,695	680,279
Sanmina Corp. (a)	19,275	1,458,539
ScanSource, Inc. (a)	8,509	403,752
SmartRent, Inc. (a) (b)	72,900	127,575
TD SYNNEX Corp.	27,284	3,199,868
TTM Technologies, Inc. (a)	36,300	898,425
Vishay Intertechnology, Inc.	45,345	768,144
Vishay Precision Group, Inc. (a)	4,500	105,615
Vontier Corp.	54,400	1,983,968
		47,971,094
ENERGY EQUIPMENT & SERVICES — 1.1%
Archrock, Inc.	60,042	1,494,445
Atlas Energy Solutions, Inc. (b)	24,500	543,410
Borr Drilling Ltd. (a) (b)	85,200	332,280
Bristow Group, Inc. (a)	8,833	302,972
Cactus, Inc. Class A	23,943	1,397,313
ChampionX Corp.	68,000	1,848,920
Core Laboratories, Inc. (b)	16,800	290,808
DMC Global, Inc. (a) (b)	7,500	55,125
Drilling Tools International Corp. (a)	3,500	11,445
Expro Group Holdings NV (a)	34,083	425,015
Forum Energy Technologies, Inc. (a)	4,200	65,058
Geospace Technologies Corp. (a)	4,600	46,092
Helix Energy Solutions Group, Inc. (a)	51,909	483,792
Helmerich & Payne, Inc. (b)	34,800	1,114,296
Innovex International, Inc. (a) (b)	12,175	170,085
Kodiak Gas Services, Inc.	11,700	477,711
Liberty Energy, Inc. (b)	57,000	1,133,730
Mammoth Energy Services, Inc. (a)	8,600	25,800
Nabors Industries Ltd. (a)	3,227	184,488
Natural Gas Services Group, Inc. (a)	3,900	104,520
Noble Corp. PLC	49,722	1,561,271
NOV, Inc. (b)	140,600	2,052,760
NPK International, Inc. (a)	29,800	228,566
Oceaneering International, Inc. (a)	36,381	948,816
Oil States International, Inc. (a)	20,666	104,570
Patterson-UTI Energy, Inc.	139,850	1,155,161
ProFrac Holding Corp. Class A (a) (b)	7,300	56,648
ProPetro Holding Corp. (a)	31,199	291,087
Ranger Energy Services, Inc. Class A	5,400	83,592
RPC, Inc. (b)	31,210	185,387
Security Description	Shares	Value
SEACOR Marine Holdings, Inc. (a) (b)	9,200	$60,352
Seadrill Ltd. (a)	25,000	973,250
Select Water Solutions, Inc.	32,792	434,166
Solaris Energy Infrastructure, Inc. (b)	9,000	259,020
TechnipFMC PLC	155,000	4,485,700
TETRA Technologies, Inc. (a)	45,100	161,458
Tidewater, Inc. (a) (b)	17,525	958,793
Transocean Ltd. (a) (b)	262,100	982,875
Valaris Ltd. (a) (b)	22,000	973,280
Weatherford International PLC	26,200	1,876,706
		28,340,763
ENTERTAINMENT — 2.2%
AMC Entertainment Holdings, Inc. Class A (a)	125,475	499,390
Atlanta Braves Holdings, Inc. Class A (a) (b) (c)	4,138	168,830
Atlanta Braves Holdings, Inc. Class C (a) (c)	17,557	671,731
Cinemark Holdings, Inc. (a)	39,738	1,231,083
Empire Resorts, Inc. (a) (b) (d)	400	—
Eventbrite, Inc. Class A (a)	26,593	89,352
Golden Matrix Group, Inc. (a) (b)	7,800	15,444
IMAX Corp. (a) (b)	15,433	395,085
Liberty Media Corp.-Liberty Formula One Class A (a)	8,801	739,636
Liberty Media Corp.-Liberty Formula One Class C (a)	76,486	7,087,193
Liberty Media Corp.-Liberty Live Class A (a)	7,859	523,095
Liberty Media Corp.-Liberty Live Class C (a)	16,333	1,111,624
Lions Gate Entertainment Corp. Class A (a) (b)	20,124	171,859
Lions Gate Entertainment Corp. Class B (a)	46,289	349,482
LiveOne, Inc. (a) (b)	25,000	36,750
Madison Square Garden Entertainment Corp. (a)	14,226	506,446
Madison Square Garden Sports Corp. (a)	6,773	1,528,531
Marcus Corp.	8,337	179,246
Playstudios, Inc. (a)	35,400	65,844
Playtika Holding Corp.	26,481	183,778
Reservoir Media, Inc. (a) (b)	6,400	57,920
ROBLOX Corp. Class A (a)	192,200	11,120,692
Roku, Inc. (a)	46,223	3,436,218
Sphere Entertainment Co. (a) (b)	9,626	388,120
Spotify Technology SA (a)	53,756	24,049,359
TKO Group Holdings, Inc. (a)	28,642	4,070,315
Vivid Seats, Inc. Class A (a) (b)	28,300	131,029
		58,808,052
FINANCIAL SERVICES — 2.9%
Acacia Research Corp. (a) (b)	14,000	60,760
Affirm Holdings, Inc. (a)	94,900	5,779,410

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Alerus Financial Corp.	8,079	$155,440
AvidXchange Holdings, Inc. (a)	62,600	647,284
Banco Latinoamericano de Comercio Exterior SA	9,800	348,586
Block, Inc. (a)	203,337	17,281,612
Burford Capital Ltd. (b)	72,200	920,550
Cannae Holdings, Inc. (b)	20,300	403,158
Cantaloupe, Inc. (a) (b)	21,000	199,710
Cass Information Systems, Inc. (b)	5,036	206,023
Compass Diversified Holdings (b)	24,100	556,228
Corebridge Financial, Inc.	108,200	3,238,426
Enact Holdings, Inc.	10,400	336,752
Equitable Holdings, Inc.	114,646	5,407,852
Essent Group Ltd.	37,244	2,027,563
Euronet Worldwide, Inc. (a)	15,412	1,584,970
EVERTEC, Inc.	23,300	804,549
Federal Agricultural Mortgage Corp. Class C	3,332	656,237
Flywire Corp. (a)	43,400	894,908
HA Sustainable Infrastructure Capital, Inc. (b)	41,545	1,114,652
I3 Verticals, Inc. Class A (a)	8,600	198,144
International Money Express, Inc. (a)	11,400	237,462
Jackson Financial, Inc. Class A	27,000	2,351,160
Marqeta, Inc. Class A (a)	170,600	646,574
Merchants Bancorp	6,450	235,232
MGIC Investment Corp.	93,489	2,216,624
Mr. Cooper Group, Inc. (a)	22,760	2,185,188
NCR Atleos Corp. (a)	25,983	881,343
NMI Holdings, Inc. (a)	28,365	1,042,697
Onity Group, Inc. (a)	2,400	73,704
Pagseguro Digital Ltd. Class A (a)	67,900	425,054
Payoneer Global, Inc. (a)	104,400	1,048,176
Paysafe Ltd. (a) (b)	11,217	191,811
Paysign, Inc. (a)	12,800	38,656
PennyMac Financial Services, Inc.	9,597	980,238
Priority Technology Holdings, Inc. (a)	6,365	74,789
Radian Group, Inc.	54,654	1,733,625
Remitly Global, Inc. (a)	53,700	1,212,009
Repay Holdings Corp. (a)	30,700	234,241
Rocket Cos., Inc. Class A (a) (b)	50,600	569,756
Security National Financial Corp. Class A (a)	57	686
Sezzle, Inc. (a)	800	204,640
Shift4 Payments, Inc. Class A (a) (b)	22,200	2,303,916
StoneCo Ltd. Class A (a) (b)	102,960	820,591
SWK Holdings Corp. (a) (b)	1,400	22,204
Toast, Inc. Class A (a)	165,800	6,043,410
UWM Holdings Corp. (b)	33,700	197,819
Velocity Financial, Inc. (a)	3,234	63,257
Security Description	Shares	Value
Voya Financial, Inc.	35,662	$2,454,615
Walker & Dunlop, Inc.	11,540	1,121,803
Waterstone Financial, Inc.	5,900	79,296
Western Union Co.	123,000	1,303,800
WEX, Inc. (a) (b)	14,357	2,517,069
		76,334,259
FOOD PRODUCTS — 0.8%
Alico, Inc. (b)	2,500	64,825
B&G Foods, Inc. (b)	28,600	197,054
Beyond Meat, Inc. (a) (b)	21,862	82,201
BRC, Inc. Class A (a) (b)	20,100	63,717
Calavo Growers, Inc.	5,781	147,415
Cal-Maine Foods, Inc.	14,762	1,519,305
Darling Ingredients, Inc. (a)	57,505	1,937,343
Dole PLC	26,900	364,226
Flowers Foods, Inc.	67,931	1,403,454
Forafric Global PLC (a)	2,400	24,600
Fresh Del Monte Produce, Inc.	12,147	403,402
Freshpet, Inc. (a)	17,042	2,524,091
Hain Celestial Group, Inc. (a)	32,101	197,421
Ingredion, Inc.	23,757	3,268,013
J&J Snack Foods Corp. (b)	5,491	851,819
John B Sanfilippo & Son, Inc.	3,270	284,850
Lancaster Colony Corp.	6,966	1,206,093
Lifeway Foods, Inc. (a) (b)	1,700	42,160
Limoneira Co. (b)	6,200	151,652
Mama's Creations, Inc. (a) (b)	12,100	96,316
Mission Produce, Inc. (a) (b)	15,200	218,424
Pilgrim's Pride Corp. (a) (b)	14,921	677,264
Post Holdings, Inc. (a)	17,213	1,970,200
Seaboard Corp.	91	221,099
Seneca Foods Corp. Class A (a) (b)	1,649	130,700
Simply Good Foods Co. (a)	32,800	1,278,544
SunOpta, Inc. (a) (b)	33,900	261,030
TreeHouse Foods, Inc. (a)	16,981	596,543
Utz Brands, Inc. (b)	23,700	371,142
Vital Farms, Inc. (a) (b)	12,000	452,280
Westrock Coffee Co. (a) (b)	12,400	79,608
WK Kellogg Co. (b)	23,600	424,564
		21,511,355
GAS UTILITIES — 0.6%
Brookfield Infrastructure Corp. Class A (b)	43,100	1,724,431
Chesapeake Utilities Corp. (b)	7,921	961,213
MDU Resources Group, Inc.	74,337	1,339,553
National Fuel Gas Co.	33,070	2,006,688
New Jersey Resources Corp.	35,044	1,634,803
Northwest Natural Holding Co.	13,882	549,172
ONE Gas, Inc. (b)	20,021	1,386,454
RGC Resources, Inc. (b)	3,100	62,186
Southwest Gas Holdings, Inc.	21,739	1,537,165
Spire, Inc.	20,239	1,372,811
UGI Corp. (b)	77,935	2,200,105
		14,774,581

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
GROUND TRANSPORTATION — 1.0%
ArcBest Corp.	8,467	$790,140
Avis Budget Group, Inc. (a) (b)	6,272	505,586
Covenant Logistics Group, Inc.	3,045	165,983
FTAI Infrastructure, Inc.	37,200	270,072
Heartland Express, Inc.	16,755	187,991
Hertz Global Holdings, Inc. (a) (b)	42,600	155,916
Knight-Swift Transportation Holdings, Inc.	56,616	3,002,913
Landstar System, Inc.	12,758	2,192,590
Lyft, Inc. Class A (a)	134,410	1,733,889
Marten Transport Ltd.	21,248	331,681
PAMT Corp. (a)	2,200	36,036
Proficient Auto Logistics, Inc. (a)	5,800	46,806
RXO, Inc. (a) (b)	57,290	1,365,794
Ryder System, Inc.	15,039	2,359,018
Saia, Inc. (a) (b)	9,555	4,354,500
Schneider National, Inc. Class B (b)	16,900	494,832
U-Haul Holding Co. (a) (b) (c)	944	65,221
U-Haul Holding Co. (c)	38,696	2,478,479
Universal Logistics Holdings, Inc. (b)	2,529	116,182
Werner Enterprises, Inc. (b)	22,100	793,832
XPO, Inc. (a)	41,390	5,428,298
		26,875,759
HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Accuray, Inc. (a) (b)	35,900	71,082
Alphatec Holdings, Inc. (a)	37,400	343,332
AngioDynamics, Inc. (a)	13,897	127,297
Artivion, Inc. (a)	14,292	408,608
AtriCure, Inc. (a)	17,000	519,520
Avanos Medical, Inc. (a)	16,200	257,904
Axogen, Inc. (a)	15,200	250,496
Bioventus, Inc. Class A (a)	13,800	144,900
Ceribell, Inc. (a)	4,200	108,696
Cerus Corp. (a) (b)	68,209	105,042
CONMED Corp. (b)	11,100	759,684
CVRx, Inc. (a) (b)	5,000	63,350
Dentsply Sirona, Inc.	73,200	1,389,336
Embecta Corp. (b)	20,800	429,520
Enovis Corp. (a)	20,075	880,891
Envista Holdings Corp. (a)	62,268	1,201,150
Fractyl Health, Inc. (a) (b)	14,300	29,458
Glaukos Corp. (a)	17,616	2,641,343
Globus Medical, Inc. Class A (a)	40,542	3,353,229
Haemonetics Corp. (a) (b)	17,893	1,397,085
ICU Medical, Inc. (a)	7,680	1,191,706
Inari Medical, Inc. (a)	19,039	971,941
Inmode Ltd. (a) (b)	25,900	432,530
Inogen, Inc. (a)	8,892	81,540
Inspire Medical Systems, Inc. (a) (b)	10,709	1,985,234
Integer Holdings Corp. (a)	11,983	1,587,987
Security Description	Shares	Value
Integra LifeSciences Holdings Corp. (a)	24,293	$550,965
iRadimed Corp.	2,800	154,000
iRhythm Technologies, Inc. (a) (b)	11,226	1,012,248
Lantheus Holdings, Inc. (a)	24,561	2,197,227
LeMaitre Vascular, Inc.	7,251	668,107
LivaNova PLC (a)	19,450	900,729
Masimo Corp. (a)	15,709	2,596,698
Merit Medical Systems, Inc. (a)	20,600	1,992,432
Neogen Corp. (a) (b)	77,742	943,788
NeuroPace, Inc. (a)	5,000	55,950
Nevro Corp. (a) (b)	12,309	45,789
Novocure Ltd. (a)	38,255	1,139,999
Omnicell, Inc. (a)	16,366	728,614
OraSure Technologies, Inc. (a)	28,000	101,080
Orchestra BioMed Holdings, Inc. (a) (b)	8,600	34,400
Orthofix Medical, Inc. (a)	12,265	214,147
OrthoPediatrics Corp. (a) (b)	5,968	138,338
Paragon 28, Inc. (a) (b)	16,300	168,379
Penumbra, Inc. (a)	13,316	3,162,284
PROCEPT BioRobotics Corp. (a)	16,000	1,288,320
Pulmonx Corp. (a)	13,500	91,665
Pulse Biosciences, Inc. (a) (b)	6,562	114,244
QuidelOrtho Corp. (a)	22,725	1,012,399
RxSight, Inc. (a)	13,100	450,378
Sanara Medtech, Inc. (a) (b)	1,500	49,800
Semler Scientific, Inc. (a)	1,700	91,800
SI-BONE, Inc. (a)	14,760	206,935
Sight Sciences, Inc. (a)	13,800	50,232
STAAR Surgical Co. (a)	17,769	431,609
Stereotaxis, Inc. (a)	20,200	46,056
Surmodics, Inc. (a)	4,881	193,288
Tactile Systems Technology, Inc. (a)	8,900	152,457
Tandem Diabetes Care, Inc. (a)	23,592	849,784
TransMedics Group, Inc. (a) (b)	11,800	735,730
Treace Medical Concepts, Inc. (a) (b)	17,800	132,432
UFP Technologies, Inc. (a)	2,600	635,726
Utah Medical Products, Inc.	1,236	75,977
Varex Imaging Corp. (a)	13,908	202,918
Zimvie, Inc. (a)	9,700	135,315
Zynex, Inc. (a) (b)	4,670	37,407
		44,522,507
HEALTH CARE PROVIDERS & SERVICES — 1.5%
Acadia Healthcare Co., Inc. (a)	32,982	1,307,736
Accolade, Inc. (a)	26,700	91,314
AdaptHealth Corp. (a) (b)	36,500	347,480
Addus HomeCare Corp. (a)	6,216	779,176
agilon health, Inc. (a) (b)	110,300	209,570
AirSculpt Technologies, Inc. (a) (b)	4,400	22,836
Alignment Healthcare, Inc. (a)	36,000	405,000
Amedisys, Inc. (a)	11,606	1,053,709

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
AMN Healthcare Services, Inc. (a)	13,648	$326,460
Ardent Health Partners, Inc. (a)	4,600	78,568
Astrana Health, Inc. (a)	15,473	487,864
Aveanna Healthcare Holdings, Inc. (a) (b)	19,300	88,201
BrightSpring Health Services, Inc. (a) (b)	19,200	326,976
Brookdale Senior Living, Inc. (a)	68,041	342,246
Castle Biosciences, Inc. (a)	9,200	245,180
Chemed Corp.	5,365	2,842,377
Community Health Systems, Inc. (a)	45,867	137,142
Concentra Group Holdings Parent, Inc.	39,609	783,466
CorVel Corp. (a)	9,600	1,068,096
Cross Country Healthcare, Inc. (a)	12,058	218,973
DocGo, Inc. (a) (b)	37,700	159,848
Encompass Health Corp.	35,903	3,315,642
Enhabit, Inc. (a)	18,651	145,664
Ensign Group, Inc.	19,770	2,626,642
Fulgent Genetics, Inc. (a) (b)	7,471	137,989
GeneDx Holdings Corp. (a)	4,600	353,556
Guardant Health, Inc. (a)	42,451	1,296,878
HealthEquity, Inc. (a)	30,563	2,932,520
Hims & Hers Health, Inc. (a) (b)	68,200	1,649,076
InfuSystem Holdings, Inc. (a)	7,900	66,755
Innovage Holding Corp. (a)	8,680	34,112
Joint Corp. (a) (b)	3,350	35,611
LifeStance Health Group, Inc. (a)	50,000	368,500
ModivCare, Inc. (a) (b)	4,554	53,919
Nano-X Imaging Ltd. (a) (b)	20,600	148,320
National HealthCare Corp.	4,441	477,674
National Research Corp.	5,200	91,728
NeoGenomics, Inc. (a)	45,829	755,262
OmniAb, Inc. (a) (d)	3,212	—
OPKO Health, Inc. (a) (b)	116,718	171,576
Option Care Health, Inc. (a)	61,107	1,417,683
Owens & Minor, Inc. (a)	27,019	353,138
PACS Group, Inc. (a) (b)	13,500	176,985
Patterson Cos., Inc.	28,300	873,338
Pediatrix Medical Group, Inc. (a)	30,974	406,379
Pennant Group, Inc. (a)	11,717	310,735
Performant Healthcare, Inc. (a)	23,700	71,574
Premier, Inc. Class A (b)	35,345	749,314
Privia Health Group, Inc. (a) (b)	36,600	715,530
Progyny, Inc. (a)	28,500	491,625
Quipt Home Medical Corp. (a) (b)	15,700	47,885
RadNet, Inc. (a)	23,776	1,660,516
Select Medical Holdings Corp.	38,934	733,906
Sonida Senior Living, Inc. (a) (b)	1,900	43,852
Surgery Partners, Inc. (a) (b)	27,595	584,186
Talkspace, Inc. (a) (b)	45,200	139,668
Tenet Healthcare Corp. (a)	34,422	4,345,089
U.S. Physical Therapy, Inc.	5,322	472,115
Security Description	Shares	Value
Viemed Healthcare, Inc. (a)	11,800	$94,636
		39,671,796
HEALTH CARE REITs — 0.5%
American Healthcare REIT, Inc.	54,700	1,554,574
CareTrust REIT, Inc.	66,828	1,807,697
Community Healthcare Trust, Inc. REIT	9,747	187,240
Diversified Healthcare Trust REIT	77,177	177,507
Global Medical REIT, Inc.	21,800	168,296
Healthcare Realty Trust, Inc. REIT (b)	127,999	2,169,583
LTC Properties, Inc. REIT	16,124	557,084
Medical Properties Trust, Inc. REIT (b)	217,061	857,391
National Health Investors, Inc. REIT (b)	15,045	1,042,619
Omega Healthcare Investors, Inc. REIT	97,807	3,701,995
Sabra Health Care REIT, Inc.	84,255	1,459,297
Strawberry Fields REIT, Inc.	2,800	29,512
Universal Health Realty Income Trust REIT	4,488	166,998
		13,879,793
HEALTH CARE TECHNOLOGY — 0.7%
Certara, Inc. (a)	44,000	468,600
Definitive Healthcare Corp. (a)	18,800	77,268
Doximity, Inc. Class A (a)	44,400	2,370,516
Evolent Health, Inc. Class A (a) (b)	41,465	466,481
Health Catalyst, Inc. (a)	21,500	152,005
HealthStream, Inc.	8,799	279,808
LifeMD, Inc. (a) (b)	12,700	62,865
OptimizeRx Corp. (a) (b)	6,496	31,571
Phreesia, Inc. (a)	19,900	500,684
Schrodinger, Inc. (a) (b)	20,008	385,954
Simulations Plus, Inc. (b)	5,697	158,889
Teladoc Health, Inc. (a)	61,804	561,799
Veeva Systems, Inc. Class A (a)	53,967	11,346,562
Waystar Holding Corp. (a)	15,500	568,850
		17,431,852
HOTEL & RESORT REITs — 0.3%
Apple Hospitality REIT, Inc.	82,000	1,258,700
Braemar Hotels & Resorts, Inc. REIT (b)	21,500	64,500
Chatham Lodging Trust REIT	16,560	148,212
DiamondRock Hospitality Co. REIT	74,400	671,832
Park Hotels & Resorts, Inc. REIT	73,734	1,037,437
Pebblebrook Hotel Trust REIT (b)	42,857	580,712
RLJ Lodging Trust REIT	54,755	559,049
Ryman Hospitality Properties, Inc. REIT	21,127	2,204,391
Service Properties Trust REIT	59,774	151,826

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Summit Hotel Properties, Inc. REIT	37,600	$257,560
Sunstone Hotel Investors, Inc. REIT	73,119	865,729
Xenia Hotels & Resorts, Inc. REIT	36,600	543,876
		8,343,824
HOTELS, RESTAURANTS & LEISURE — 3.3%
Accel Entertainment, Inc. (a)	18,600	198,648
Aramark	94,940	3,542,211
Bally's Corp. (a)	8,565	153,228
Biglari Holdings, Inc. Class B (a) (b)	284	72,218
BJ's Restaurants, Inc. (a)	6,806	239,129
Bloomin' Brands, Inc.	27,693	338,132
Boyd Gaming Corp.	22,998	1,668,275
Brinker International, Inc. (a)	15,830	2,094,151
Cava Group, Inc. (a)	27,600	3,113,280
Cheesecake Factory, Inc. (b)	17,355	823,321
Choice Hotels International, Inc. (b)	9,956	1,413,553
Churchill Downs, Inc.	25,216	3,367,345
Cracker Barrel Old Country Store, Inc. (b)	7,908	418,017
Dave & Buster's Entertainment, Inc. (a) (b)	11,516	336,152
Denny's Corp. (a) (b)	18,341	110,963
Despegar.com Corp. (a)	22,100	425,425
Dine Brands Global, Inc. (b)	5,530	166,453
DoorDash, Inc. Class A (a)	129,389	21,705,005
DraftKings, Inc. Class A (a)	165,723	6,164,896
Dutch Bros, Inc. Class A (a)	40,000	2,095,200
El Pollo Loco Holdings, Inc. (a)	9,200	106,168
Everi Holdings, Inc. (a)	28,895	390,371
First Watch Restaurant Group, Inc. (a) (b)	11,200	208,432
Full House Resorts, Inc. (a) (b)	10,500	42,840
Global Business Travel Group I (a) (b)	45,000	417,600
Golden Entertainment, Inc.	6,925	218,830
Hilton Grand Vacations, Inc. (a)	25,471	992,095
Hyatt Hotels Corp. Class A (b)	14,859	2,332,566
Inspired Entertainment, Inc. (a)	8,600	77,830
International Game Technology PLC (b)	40,935	722,912
Jack in the Box, Inc. (b)	6,897	287,191
Krispy Kreme, Inc. (b)	30,600	303,858
Kura Sushi USA, Inc. Class A (a) (b)	2,200	199,276
Life Time Group Holdings, Inc. (a)	22,300	493,276
Light & Wonder, Inc. (a) (b)	32,064	2,769,688
Lindblad Expeditions Holdings, Inc. (a)	12,989	154,050
Marriott Vacations Worldwide Corp. (b)	12,640	1,135,072
Monarch Casino & Resort, Inc.	4,600	362,940
Security Description	Shares	Value
Nathan's Famous, Inc.	1,000	$78,610
ONE Group Hospitality, Inc. (a) (b)	7,400	21,460
Papa John's International, Inc. (b)	11,988	492,347
Penn Entertainment, Inc. (a) (b)	55,100	1,092,082
Planet Fitness, Inc. Class A (a)	30,643	3,029,673
PlayAGS, Inc. (a)	14,200	163,726
Portillo's, Inc. Class A (a) (b)	19,800	186,120
Potbelly Corp. (a) (b)	9,200	86,664
RCI Hospitality Holdings, Inc. (b)	2,900	166,663
Red Rock Resorts, Inc. Class A	17,686	817,801
Rush Street Interactive, Inc. (a)	27,300	374,556
Sabre Corp. (a)	137,435	501,638
Shake Shack, Inc. Class A (a)	13,630	1,769,174
Six Flags Entertainment Corp. (b)	33,420	1,610,510
Super Group SGHC Ltd. (b)	53,200	331,436
Sweetgreen, Inc. Class A (a) (b)	36,000	1,154,160
Target Hospitality Corp. (a)	11,200	108,248
Texas Roadhouse, Inc.	24,177	4,362,256
Travel & Leisure Co.	23,900	1,205,755
United Parks & Resorts, Inc. (a) (b)	11,717	658,378
Vacasa, Inc. Class A (a) (b)	3,400	16,660
Vail Resorts, Inc.	13,590	2,547,445
Wendy's Co.	62,558	1,019,695
Wingstop, Inc.	10,665	3,030,993
Wyndham Hotels & Resorts, Inc.	27,416	2,763,259
Xponential Fitness, Inc. Class A (a) (b)	8,700	117,015
		87,366,921
HOUSEHOLD DURABLES — 1.4%
Beazer Homes USA, Inc. (a)	10,496	288,220
Cavco Industries, Inc. (a)	2,976	1,327,980
Century Communities, Inc.	10,051	737,341
Champion Homes, Inc. (a)	19,337	1,703,590
Cricut, Inc. Class A (b)	16,600	94,620
Dream Finders Homes, Inc. Class A (a) (b)	10,300	239,681
Ethan Allen Interiors, Inc.	8,200	230,502
Flexsteel Industries, Inc.	1,700	92,378
GoPro, Inc. Class A (a) (b)	43,122	47,003
Green Brick Partners, Inc. (a)	11,202	632,801
Hamilton Beach Brands Holding Co. Class A	3,100	52,173
Helen of Troy Ltd. (a) (b)	8,164	488,452
Hooker Furnishings Corp. (b)	3,700	51,837
Hovnanian Enterprises, Inc. Class A (a)	1,800	240,876
Installed Building Products, Inc.	8,614	1,509,604
iRobot Corp. (a) (b)	10,943	84,808
KB Home	23,100	1,518,132
Landsea Homes Corp. (a)	5,700	48,393
La-Z-Boy, Inc.	15,233	663,702
Legacy Housing Corp. (a) (b)	3,920	96,746

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Leggett & Platt, Inc.	48,600	$466,560
LGI Homes, Inc. (a) (b)	7,525	672,735
Lifetime Brands, Inc.	4,600	27,186
Lovesac Co. (a) (b)	5,187	122,724
M/I Homes, Inc. (a)	9,591	1,275,123
Meritage Homes Corp.	13,467	2,071,494
Newell Brands, Inc. (b)	151,800	1,511,928
Purple Innovation, Inc. (a) (b)	18,696	14,583
SharkNinja, Inc. (a)	24,200	2,356,112
Sonos, Inc. (a)	43,330	651,683
Taylor Morrison Home Corp. (a)	36,458	2,231,594
Tempur Sealy International, Inc.	60,768	3,444,938
Toll Brothers, Inc.	36,484	4,595,160
TopBuild Corp. (a)	10,874	3,385,511
Traeger, Inc. (a) (b)	10,400	24,856
Tri Pointe Homes, Inc. (a)	33,183	1,203,216
United Homes Group, Inc. (a) (b)	2,100	8,883
Whirlpool Corp. (b)	19,200	2,198,016
Worthington Enterprises, Inc. (b)	11,272	452,120
		36,863,261
HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (a) (b)	3,200	124,160
Central Garden & Pet Co. Class A (a)	19,051	629,635
Energizer Holdings, Inc. (b)	25,858	902,186
Oil-Dri Corp. of America	2,000	175,280
Reynolds Consumer Products, Inc.	19,900	537,101
Spectrum Brands Holdings, Inc.	9,969	842,281
WD-40 Co.	4,853	1,177,726
		4,388,369
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
Altus Power, Inc. (a) (b)	28,800	117,216
Brookfield Renewable Corp. (b)	49,279	1,363,057
Clearway Energy, Inc. Class A	11,126	272,031
Clearway Energy, Inc. Class C	31,300	813,800
Montauk Renewables, Inc. (a) (b)	24,200	96,316
Ormat Technologies, Inc. (b)	20,492	1,387,718
Sunnova Energy International, Inc. (a) (b)	40,500	138,915
		4,189,053
INDUSTRIAL CONGLOMERATES — 0.0% (e)
Brookfield Business Corp. Class A (b)	9,300	225,618
INDUSTRIAL REITs — 0.7%
Americold Realty Trust, Inc. REIT	103,966	2,224,873
EastGroup Properties, Inc. REIT	17,858	2,866,031
First Industrial Realty Trust, Inc. REIT	47,915	2,401,979
Industrial Logistics Properties Trust REIT	24,000	87,600
Security Description	Shares	Value
Innovative Industrial Properties, Inc. REIT	10,133	$675,263
Lineage, Inc. REIT	22,500	1,317,825
LXP Industrial Trust REIT	104,600	849,352
Plymouth Industrial REIT, Inc. (b)	14,400	256,320
Rexford Industrial Realty, Inc. REIT (b)	79,743	3,082,864
STAG Industrial, Inc. REIT	65,650	2,220,283
Terreno Realty Corp. REIT (b)	34,324	2,029,921
		18,012,311
INSURANCE — 3.0%
Ambac Financial Group, Inc. (a)	16,094	203,589
American Coastal Insurance Corp. Class C (a)	8,200	110,372
American Financial Group, Inc.	26,019	3,562,782
AMERISAFE, Inc.	6,834	352,224
Assured Guaranty Ltd.	18,419	1,657,894
Axis Capital Holdings Ltd.	28,099	2,490,133
Baldwin Insurance Group, Inc. (a) (b)	23,905	926,558
Bowhead Specialty Holdings, Inc. (a)	4,100	145,632
Brighthouse Financial, Inc. (a)	21,673	1,041,171
CNA Financial Corp. (b)	7,991	386,525
CNO Financial Group, Inc.	37,479	1,394,594
Crawford & Co. Class A	6,100	70,516
Donegal Group, Inc. Class A	5,439	84,141
Employers Holdings, Inc.	8,900	455,947
Enstar Group Ltd. (a)	4,565	1,470,158
F&G Annuities & Life, Inc. (b)	6,650	275,576
Fidelis Insurance Holdings Ltd.	18,500	335,405
Fidelity National Financial, Inc.	94,036	5,279,181
First American Financial Corp.	36,214	2,261,202
Genworth Financial, Inc. (a)	154,582	1,080,528
GoHealth, Inc. Class A (a)	2,100	28,119
Goosehead Insurance, Inc. Class A (a)	8,119	870,519
Greenlight Capital Re Ltd. Class A (a)	9,796	137,144
Hamilton Insurance Group Ltd. Class B (a)	14,200	270,226
Hanover Insurance Group, Inc.	12,935	2,000,527
HCI Group, Inc. (b)	2,973	346,444
Heritage Insurance Holdings, Inc. (a)	8,400	101,640
Hippo Holdings, Inc. (a) (b)	7,435	199,035
Horace Mann Educators Corp. (b)	14,800	580,604
Investors Title Co.	543	128,561
James River Group Holdings Ltd.	14,500	70,615
Kemper Corp.	22,007	1,462,145
Kingsway Financial Services, Inc. (a) (b)	4,500	37,665
Kinsale Capital Group, Inc.	7,949	3,697,318
Lemonade, Inc. (a) (b)	18,800	689,584
Lincoln National Corp.	62,200	1,972,362

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Maiden Holdings Ltd. (a)	31,900	$53,911
Markel Group, Inc. (a)	4,635	8,001,076
MBIA, Inc. (a) (b)	15,897	102,695
Mercury General Corp.	9,637	640,668
NI Holdings, Inc. (a)	2,500	39,250
Old Republic International Corp.	85,762	3,103,727
Oscar Health, Inc. Class A (a) (b)	71,600	962,304
Palomar Holdings, Inc. (a)	9,210	972,484
Primerica, Inc.	12,264	3,328,695
ProAssurance Corp. (a)	18,805	299,187
Reinsurance Group of America, Inc.	23,846	5,094,221
RenaissanceRe Holdings Ltd.	18,575	4,621,646
RLI Corp.	14,978	2,468,824
Root, Inc. Class A (a) (b)	3,200	232,288
Ryan Specialty Holdings, Inc.	37,100	2,380,336
Safety Insurance Group, Inc.	5,268	434,083
Selective Insurance Group, Inc.	21,698	2,029,197
Selectquote, Inc. (a)	49,203	183,035
SiriusPoint Ltd. (a) (b)	33,800	553,982
Skyward Specialty Insurance Group, Inc. (a)	13,300	672,182
Stewart Information Services Corp.	9,765	659,040
Tiptree, Inc.	9,000	187,740
Trupanion, Inc. (a) (b)	11,800	568,760
United Fire Group, Inc.	7,363	209,477
Universal Insurance Holdings, Inc.	8,817	185,686
Unum Group	65,900	4,812,677
White Mountains Insurance Group Ltd.	951	1,849,752
		80,823,559
INTERACTIVE MEDIA & SERVICES — 0.6%
Bumble, Inc. Class A (a) (b)	34,200	278,388
Cargurus, Inc. (a)	31,200	1,140,048
Cars.com, Inc. (a)	23,700	410,721
EverQuote, Inc. Class A (a)	8,835	176,612
fuboTV, Inc. (a) (b)	112,700	142,002
Getty Images Holdings, Inc. (a) (b)	33,300	71,928
Grindr, Inc. (a) (b)	8,500	151,640
IAC, Inc. (a)	27,237	1,175,004
MediaAlpha, Inc. Class A (a)	11,203	126,482
Nextdoor Holdings, Inc. (a)	59,600	141,252
Outbrain, Inc. (a)	13,600	97,648
Pinterest, Inc. Class A (a)	220,109	6,383,161
QuinStreet, Inc. (a)	19,398	447,512
Shutterstock, Inc. (b)	8,550	259,492
System1, Inc. (a) (b)	11,200	10,061
TripAdvisor, Inc. (a)	39,500	583,415
TrueCar, Inc. (a)	32,166	119,979
Trump Media & Technology Group Corp. (a)	27,300	930,930
Vimeo, Inc. (a)	52,223	334,227
Security Description	Shares	Value
Webtoon Entertainment, Inc. (a) (b)	6,000	$81,480
Yelp, Inc. (a)	23,291	901,362
Ziff Davis, Inc. (a) (b)	15,906	864,332
ZipRecruiter, Inc. Class A (a)	24,900	180,276
ZoomInfo Technologies, Inc. (a)	109,600	1,151,896
		16,159,848
IT SERVICES — 2.4%
Amdocs Ltd.	41,135	3,502,234
Applied Digital Corp. (a) (b)	68,900	526,396
ASGN, Inc. (a)	15,335	1,278,019
Backblaze, Inc. Class A (a)	14,700	88,494
BigBear.ai Holdings, Inc. (a) (b)	37,100	165,095
BigCommerce Holdings, Inc. (a)	26,700	163,404
Cloudflare, Inc. Class A (a)	109,795	11,822,725
Core Scientific, Inc. (a)	64,100	900,605
Couchbase, Inc. (a)	14,700	229,173
DigitalOcean Holdings, Inc. (a) (b)	23,600	804,052
DXC Technology Co. (a) (b)	65,400	1,306,692
Fastly, Inc. Class A (a) (b)	46,943	443,142
Globant SA (a) (b)	15,394	3,300,781
Grid Dynamics Holdings, Inc. (a)	20,500	455,920
Hackett Group, Inc.	9,090	279,245
Information Services Group, Inc.	10,800	36,072
Kyndryl Holdings, Inc. (a)	82,400	2,851,040
MongoDB, Inc. (a)	26,178	6,094,500
Okta, Inc. (a)	59,275	4,670,870
Rackspace Technology, Inc. (a) (b)	27,200	60,112
Snowflake, Inc. Class A (a)	115,692	17,864,002
Tucows, Inc. Class A (a) (b)	2,476	42,439
Twilio, Inc. Class A (a)	56,024	6,055,074
Unisys Corp. (a)	23,500	148,755
		63,088,841
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Acushnet Holdings Corp. (b)	10,172	723,026
AMMO, Inc. (a) (b)	30,400	33,440
Brunswick Corp.	23,726	1,534,598
Clarus Corp.	11,565	52,158
Escalade, Inc.	3,900	55,692
Funko, Inc. Class A (a) (b)	11,050	147,960
JAKKS Pacific, Inc. (a)	3,100	87,265
Johnson Outdoors, Inc. Class A (b)	1,780	58,740
Latham Group, Inc. (a) (b)	15,100	105,096
Malibu Boats, Inc. Class A (a) (b)	7,065	265,573
Marine Products Corp. (b)	3,280	30,078
MasterCraft Boat Holdings, Inc. (a) (b)	5,665	108,032
Mattel, Inc. (a)	122,639	2,174,389
Peloton Interactive, Inc. Class A (a) (b)	126,603	1,101,446
Polaris, Inc.	18,703	1,077,667
Revelyst, Inc. (a)	16	308

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Smith & Wesson Brands, Inc.	15,926	$160,932
Solo Brands, Inc. Class A (a) (b)	7,100	8,094
Sturm Ruger & Co., Inc.	5,885	208,152
Topgolf Callaway Brands Corp. (a) (b)	50,841	399,610
YETI Holdings, Inc. (a)	30,834	1,187,417
		9,519,673
LIFE SCIENCES TOOLS & SERVICES — 1.2%
10X Genomics, Inc. Class A (a)	38,545	553,506
Adaptive Biotechnologies Corp. (a)	41,600	249,392
Akoya Biosciences, Inc. (a) (b)	12,000	27,480
Avantor, Inc. (a)	245,951	5,182,188
Azenta, Inc. (a) (b)	17,641	882,050
BioLife Solutions, Inc. (a) (b)	12,920	335,403
Bio-Rad Laboratories, Inc. Class A (a)	6,900	2,266,719
Bruker Corp.	39,597	2,321,176
ChromaDex Corp. (a) (b)	17,900	94,960
Codexis, Inc. (a)	27,821	132,706
CryoPort, Inc. (a) (b)	15,200	118,256
Cytek Biosciences, Inc. (a) (b)	43,600	282,964
Fortrea Holdings, Inc. (a)	32,700	609,855
Harvard Bioscience, Inc. (a)	14,200	29,962
Illumina, Inc. (a) (b)	57,800	7,723,814
Lifecore Biomedical, Inc. (a) (b)	7,800	57,954
Maravai LifeSciences Holdings, Inc. Class A (a) (b)	38,700	210,915
MaxCyte, Inc. (a) (b)	38,600	160,576
Medpace Holdings, Inc. (a)	9,201	3,056,848
Mesa Laboratories, Inc. (b)	1,898	250,289
Nautilus Biotechnology, Inc. (a)	20,800	34,944
OmniAb, Inc. (a) (b)	31,856	112,770
Pacific Biosciences of California, Inc. (a) (b)	98,221	179,745
Qiagen NV (a)	81,802	3,642,643
Quanterix Corp. (a)	13,000	138,190
Quantum-Si, Inc. (a) (b)	33,100	89,370
Repligen Corp. (a)	20,217	2,910,035
Sotera Health Co. (a)	54,600	746,928
Standard BioTools, Inc. (a) (b)	103,400	180,950
		32,582,588
MACHINERY — 3.2%
374Water, Inc. (a) (b)	19,900	13,584
3D Systems Corp. (a) (b)	44,065	144,533
AGCO Corp. (b)	22,521	2,105,263
Alamo Group, Inc.	3,689	685,822
Albany International Corp. Class A	11,171	893,345
Allison Transmission Holdings, Inc.	31,659	3,421,072
Astec Industries, Inc.	8,206	275,722
Atmus Filtration Technologies, Inc.	30,100	1,179,318
Barnes Group, Inc.	16,714	789,904
Security Description	Shares	Value
Blue Bird Corp. (a) (b)	11,522	$445,095
Chart Industries, Inc. (a) (b)	15,270	2,914,127
CNH Industrial NV	316,500	3,585,945
Columbus McKinnon Corp.	10,248	381,636
Commercial Vehicle Group, Inc. (a)	12,200	30,256
Crane Co.	17,748	2,693,259
Donaldson Co., Inc.	43,586	2,935,517
Douglas Dynamics, Inc.	8,473	200,217
Eastern Co. (b)	1,900	50,426
Energy Recovery, Inc. (a)	20,400	299,880
Enerpac Tool Group Corp.	19,591	804,994
Enpro, Inc. (b)	7,545	1,301,135
Esab Corp.	20,475	2,455,772
ESCO Technologies, Inc.	9,328	1,242,583
Federal Signal Corp.	21,600	1,995,624
Flowserve Corp.	47,600	2,737,952
Franklin Electric Co., Inc.	16,315	1,589,897
Gates Industrial Corp. PLC (a)	86,600	1,781,362
Gencor Industries, Inc. (a)	3,300	58,245
Gorman-Rupp Co.	7,500	284,400
Graco, Inc.	60,682	5,114,886
Graham Corp. (a)	3,800	168,986
Greenbrier Cos., Inc.	10,994	670,524
Helios Technologies, Inc.	11,948	533,359
Hillenbrand, Inc.	25,268	777,749
Hillman Solutions Corp. (a)	70,500	686,670
Hyliion Holdings Corp. (a) (b)	48,300	126,063
Hyster-Yale, Inc.	3,989	203,160
ITT, Inc.	29,888	4,270,397
John Bean Technologies Corp. (b)	16,876	2,144,940
Kadant, Inc. (b)	4,190	1,445,508
Kennametal, Inc. (b)	28,017	672,968
L.B. Foster Co. Class A (a)	3,300	88,770
Lincoln Electric Holdings, Inc.	20,005	3,750,337
Lindsay Corp.	3,875	458,451
Luxfer Holdings PLC	9,931	129,997
Manitowoc Co., Inc. (a)	13,175	120,288
Mayville Engineering Co., Inc. (a) (b)	5,000	78,600
Middleby Corp. (a) (b)	19,327	2,617,842
Miller Industries, Inc.	3,965	259,152
Mueller Industries, Inc. (b)	39,768	3,155,988
Mueller Water Products, Inc. Class A	55,922	1,258,245
NN, Inc. (a) (b)	16,900	55,263
Omega Flex, Inc.	1,351	56,701
Oshkosh Corp.	23,642	2,247,645
Park-Ohio Holdings Corp.	3,300	86,691
Proto Labs, Inc. (a)	9,085	355,133
RBC Bearings, Inc. (a) (b)	10,322	3,087,723
REV Group, Inc.	18,500	589,595
Shyft Group, Inc.	12,429	145,916
SPX Technologies, Inc. (a)	16,189	2,355,823
Standex International Corp. (b)	4,219	788,911

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Taylor Devices, Inc. (a) (b)	900	$37,458
Tennant Co.	6,824	556,361
Terex Corp.	23,692	1,095,044
Timken Co.	23,458	1,674,197
Titan International, Inc. (a) (b)	19,100	129,689
Toro Co.	37,174	2,977,637
Trinity Industries, Inc.	29,369	1,030,852
Twin Disc, Inc.	4,100	48,175
Wabash National Corp.	15,387	263,579
Watts Water Technologies, Inc. Class A	9,722	1,976,483
		85,588,641
MARINE — 0.2%
Costamare, Inc.	15,300	196,605
Genco Shipping & Trading Ltd. (b)	15,000	209,100
Golden Ocean Group Ltd.	43,700	391,552
Himalaya Shipping Ltd. (a) (b)	11,700	56,862
Kirby Corp. (a)	20,964	2,217,991
Matson, Inc.	11,782	1,588,685
Pangaea Logistics Solutions Ltd.	12,500	67,000
Safe Bulkers, Inc.	20,960	74,827
		4,802,622
MEDIA — 1.4%
Advantage Solutions, Inc. (a) (b)	39,300	114,756
AMC Networks, Inc. Class A (a) (b)	10,820	107,118
Boston Omaha Corp. Class A (a) (b)	8,565	121,452
Cable One, Inc. (b)	1,992	721,343
Cardlytics, Inc. (a) (b)	14,565	54,036
Clear Channel Outdoor Holdings, Inc. (a)	129,700	177,689
EchoStar Corp. Class A (a) (b)	43,763	1,002,173
Emerald Holding, Inc. (b)	4,800	23,136
Entravision Communications Corp. Class A	24,100	56,635
EW Scripps Co. Class A (a)	25,140	55,559
Gambling.com Group Ltd. (a)	5,700	80,256
Gannett Co., Inc. (a)	49,914	252,565
Gray Television, Inc.	31,677	99,782
Ibotta, Inc. Class A (a) (b)	5,600	364,448
iHeartMedia, Inc. Class A (a)	39,500	78,210
Innovid Corp. (a) (b)	38,900	120,201
Integral Ad Science Holding Corp. (a)	25,900	270,396
John Wiley & Sons, Inc. Class A (b)	14,340	626,801
Liberty Broadband Corp. Class A (a)	5,564	413,739
Liberty Broadband Corp. Class C (a)	40,832	3,052,600
Magnite, Inc. (a) (b)	45,227	720,014
National CineMedia, Inc. (a) (b)	25,000	166,000
New York Times Co. Class A	58,302	3,034,619
Nexstar Media Group, Inc. (b)	11,098	1,753,151
Security Description	Shares	Value
PubMatic, Inc. Class A (a)	14,800	$217,412
Scholastic Corp.	8,329	177,658
Sinclair, Inc. (b)	11,162	180,155
Sirius XM Holdings, Inc. (b)	78,731	1,795,067
Stagwell, Inc. (a) (b)	30,100	198,058
TechTarget, Inc. (a)	9,600	190,272
TEGNA, Inc. (b)	59,583	1,089,773
Thryv Holdings, Inc. (a)	13,200	195,360
Townsquare Media, Inc. Class A (b)	5,100	46,359
Trade Desk, Inc. Class A (a)	163,376	19,201,581
WideOpenWest, Inc. (a)	19,536	96,899
		36,855,273
METALS & MINING — 1.4%
Alcoa Corp.	89,405	3,377,721
Alpha Metallurgical Resources, Inc. (a)	4,000	800,480
Arch Resources, Inc.	6,294	888,839
ATI, Inc. (a)	45,137	2,484,340
Caledonia Mining Corp. PLC	6,100	57,401
Carpenter Technology Corp.	16,955	2,877,433
Century Aluminum Co. (a)	19,000	346,180
Cleveland-Cliffs, Inc. (a) (b)	174,602	1,641,259
Coeur Mining, Inc. (a)	142,042	812,480
Commercial Metals Co.	40,547	2,011,131
Compass Minerals International, Inc. (b)	11,814	132,908
Constellium SE (a)	46,600	478,582
Contango ORE, Inc. (a) (b)	3,900	39,078
Critical Metals Corp. (a) (b)	2,700	18,333
Dakota Gold Corp. (a)	23,800	52,360
Ferroglobe PLC (a) (d)	2,200	—
Hecla Mining Co.	211,216	1,037,071
i-80 Gold Corp. (a) (b)	116,500	56,503
Ivanhoe Electric, Inc. (a) (b)	29,500	222,725
Kaiser Aluminum Corp.	5,733	402,858
Lifezone Metals Ltd. (a) (b)	13,400	93,130
MAC Copper Ltd. Class A (a)	20,000	212,400
Materion Corp.	7,455	737,150
Metallus, Inc. (a)	15,114	213,561
MP Materials Corp. (a) (b)	47,900	747,240
Novagold Resources, Inc. (a) (b)	85,900	286,047
Olympic Steel, Inc.	3,600	118,116
Perpetua Resources Corp. (a) (b)	14,000	149,380
Piedmont Lithium, Inc. (a) (b)	6,800	59,432
Radius Recycling, Inc.	9,872	150,252
Ramaco Resources, Inc. Class A	9,300	95,418
Ramaco Resources, Inc. Class B	1,586	15,668
Reliance, Inc.	19,466	5,241,415
Royal Gold, Inc.	23,855	3,145,282
Ryerson Holding Corp. (b)	9,700	179,547
Southern Copper Corp.	31,872	2,904,495
SSR Mining, Inc. (a)	72,900	507,384
SunCoke Energy, Inc.	30,200	323,140
Tredegar Corp. (a)	9,107	69,942

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
U.S. Steel Corp. (b)	80,776	$2,745,576
Universal Stainless & Alloy Products, Inc. (a)	3,200	140,896
Warrior Met Coal, Inc.	18,638	1,010,925
Worthington Steel, Inc.	11,672	371,403
		37,255,481
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.7%
Advanced Flower Capital, Inc. REIT (b)	6,300	52,479
AG Mortgage Investment Trust, Inc. REIT (b)	10,600	70,490
AGNC Investment Corp. REIT (b)	298,079	2,745,308
Angel Oak Mortgage REIT, Inc.	3,680	34,150
Annaly Capital Management, Inc. REIT	203,125	3,717,188
Apollo Commercial Real Estate Finance, Inc. REIT (b)	49,749	430,826
Arbor Realty Trust, Inc. REIT (b)	66,300	918,255
ARES Commercial Real Estate Corp. REIT (b)	19,800	116,622
ARMOUR Residential REIT, Inc. (b)	20,259	382,085
Blackstone Mortgage Trust, Inc. Class A REIT	62,366	1,085,792
BrightSpire Capital, Inc. REIT	46,200	260,568
Chicago Atlantic Real Estate Finance, Inc. REIT (b)	6,300	97,146
Chimera Investment Corp. REIT (b)	29,015	406,210
Claros Mortgage Trust, Inc. REIT (b)	32,500	146,900
Dynex Capital, Inc. REIT (b)	28,500	360,525
Ellington Financial, Inc. REIT (b)	30,605	370,933
Franklin BSP Realty Trust, Inc. REIT (b)	29,534	370,356
Granite Point Mortgage Trust, Inc. REIT	15,834	44,177
Invesco Mortgage Capital, Inc. REIT (b)	20,901	168,253
KKR Real Estate Finance Trust, Inc. REIT	21,000	212,100
Ladder Capital Corp. REIT	40,939	458,107
MFA Financial, Inc. REIT (b)	36,834	375,338
New York Mortgage Trust, Inc. REIT (b)	33,871	205,258
Nexpoint Real Estate Finance, Inc. REIT	2,600	40,794
Orchid Island Capital, Inc. REIT (b)	27,920	217,218
PennyMac Mortgage Investment Trust REIT (b)	31,224	393,110
Ready Capital Corp. REIT (b)	57,975	395,390
Redwood Trust, Inc. REIT (b)	47,300	308,869
Rithm Capital Corp. REIT	189,911	2,056,736
Seven Hills Realty Trust REIT (b)	4,300	56,244
Security Description	Shares	Value
Sunrise Realty Trust, Inc. REIT (b)	2,099	$29,554
TPG RE Finance Trust, Inc. REIT	20,652	175,542
Two Harbors Investment Corp. REIT	37,089	438,763
Starwood Property Trust, Inc. REIT (b)	113,504	2,150,901
		19,292,187
MULTI-UTILITIES — 0.1%
Avista Corp. (b)	28,100	1,029,303
Black Hills Corp.	24,905	1,457,441
Northwestern Energy Group, Inc.	21,955	1,173,714
Unitil Corp.	5,738	310,942
		3,971,400
OFFICE REITs — 0.5%
Brandywine Realty Trust REIT	60,800	340,480
City Office REIT, Inc.	13,200	72,864
COPT Defense Properties REIT	40,100	1,241,095
Cousins Properties, Inc. REIT	58,329	1,787,200
Douglas Emmett, Inc. REIT (b)	58,037	1,077,167
Easterly Government Properties, Inc. REIT	34,900	396,464
Franklin Street Properties Corp. REIT (b)	35,900	65,697
Highwoods Properties, Inc. REIT	38,170	1,167,239
Hudson Pacific Properties, Inc. REIT	50,437	152,824
JBG SMITH Properties REIT	29,222	449,142
Kilroy Realty Corp. REIT	42,363	1,713,583
NET Lease Office Properties REIT (a) (b)	5,299	165,382
Orion Office REIT, Inc.	19,700	73,087
Paramount Group, Inc. REIT	65,853	325,314
Peakstone Realty Trust REIT (b)	13,400	148,338
Piedmont Office Realty Trust, Inc. Class A REIT	44,305	405,391
Postal Realty Trust, Inc. Class A REIT (b)	7,700	100,485
SL Green Realty Corp. REIT	25,333	1,720,617
Vornado Realty Trust REIT (b)	63,500	2,669,540
		14,071,909
OIL, GAS & CONSUMABLE FUELS — 3.2%
Aemetis, Inc. (a) (b)	15,000	40,350
Amplify Energy Corp. (a) (b)	15,100	90,600
Antero Midstream Corp.	123,000	1,856,070
Antero Resources Corp. (a)	105,174	3,686,349
Ardmore Shipping Corp.	14,900	181,035
Berry Corp.	27,500	113,575
BKV Corp. (a)	4,900	116,522
California Resources Corp.	24,800	1,286,872
Centrus Energy Corp. Class A (a) (b)	5,200	346,372
Cheniere Energy, Inc.	81,759	17,567,556
Chord Energy Corp.	22,244	2,600,768

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Civitas Resources, Inc.	35,646	$1,635,082
Clean Energy Fuels Corp. (a)	63,200	158,632
CNX Resources Corp. (a) (b)	51,981	1,906,143
Comstock Resources, Inc. (a) (b)	33,200	604,904
CONSOL Energy, Inc. (b)	10,525	1,122,807
Crescent Energy Co. Class A	58,429	853,648
CVR Energy, Inc. (b)	12,200	228,628
Delek U.S. Holdings, Inc.	22,804	421,874
DHT Holdings, Inc.	48,571	451,225
Diversified Energy Co. PLC	16,900	283,920
Dorian LPG Ltd.	13,058	318,223
DT Midstream, Inc.	35,200	3,499,936
Empire Petroleum Corp. (a) (b)	4,800	36,480
Encore Energy Corp. (a) (b)	64,500	219,945
Energy Fuels, Inc. (a) (b)	67,201	344,741
Evolution Petroleum Corp. (b)	11,000	57,530
Excelerate Energy, Inc. Class A	6,200	187,550
Expand Energy Corp. (b)	83,693	8,331,638
FLEX LNG Ltd. (b)	10,700	245,458
FutureFuel Corp.	8,100	42,849
Golar LNG Ltd.	35,555	1,504,688
Granite Ridge Resources, Inc. (b)	17,800	114,988
Green Plains, Inc. (a)	23,638	224,088
Gulfport Energy Corp. (a)	4,700	865,740
Hallador Energy Co. (a) (b)	9,400	107,630
HF Sinclair Corp.	56,000	1,962,800
HighPeak Energy, Inc. (b)	5,200	76,440
International Seaways, Inc. (b)	14,718	528,965
Kinetik Holdings, Inc.	13,800	782,598
Kosmos Energy Ltd. (a)	168,200	575,244
Magnolia Oil & Gas Corp. Class A (b)	62,300	1,456,574
Matador Resources Co.	42,602	2,396,789
Murphy Oil Corp.	51,100	1,546,286
NACCO Industries, Inc. Class A	1,500	44,730
New Fortress Energy, Inc. (b)	29,200	441,504
NextDecade Corp. (a) (b)	41,600	320,736
Nordic American Tankers Ltd. (b)	73,640	184,100
Northern Oil & Gas, Inc. (b)	35,700	1,326,612
Ovintiv, Inc.	95,467	3,866,413
Par Pacific Holdings, Inc. (a)	19,589	321,064
PBF Energy, Inc. Class A	35,752	949,216
Peabody Energy Corp. (b)	45,503	952,833
Permian Resources Corp. (b)	237,296	3,412,316
PrimeEnergy Resources Corp. (a) (b)	212	46,553
Range Resources Corp.	85,972	3,093,273
REX American Resources Corp. (a)	5,605	233,672
Riley Exploration Permian, Inc. (b)	4,250	135,660
Ring Energy, Inc. (a)	55,200	75,072
Sable Offshore Corp. (a)	18,100	414,490
SandRidge Energy, Inc.	11,600	135,836
Scorpio Tankers, Inc.	15,999	794,990
Security Description	Shares	Value
SFL Corp. Ltd.	47,000	$480,340
Sitio Royalties Corp. Class A	29,008	556,373
SM Energy Co. (b)	41,156	1,595,207
Talos Energy, Inc. (a)	52,100	505,891
Teekay Corp. Ltd.	19,000	131,670
Teekay Tankers Ltd. Class A	8,600	342,194
Uranium Energy Corp. (a) (b)	143,400	959,346
Ur-Energy, Inc. (a) (b)	125,100	143,865
VAALCO Energy, Inc. (b)	36,800	160,816
Verde Clean Fuels, Inc. (a) (b)	300	1,220
Viper Energy, Inc.	37,300	1,830,311
Vital Energy, Inc. (a) (b)	10,300	318,476
Vitesse Energy, Inc. (b)	8,851	221,275
W&T Offshore, Inc. (b)	35,000	58,100
World Kinect Corp.	20,535	564,918
		85,599,184
PERSONAL CARE PRODUCTS — 0.3%
Beauty Health Co. (a) (b)	28,900	45,951
BellRing Brands, Inc. (a)	46,622	3,512,502
Coty, Inc. Class A (a)	138,400	963,264
Edgewell Personal Care Co.	17,479	587,294
elf Beauty, Inc. (a) (b)	19,500	2,448,225
Herbalife Ltd. (a)	36,376	243,355
Honest Co., Inc. (a)	28,600	198,198
Interparfums, Inc.	6,570	864,021
Medifast, Inc. (a)	3,726	65,652
Nature's Sunshine Products, Inc. (a)	4,800	70,368
Nu Skin Enterprises, Inc. Class A	17,358	119,597
Olaplex Holdings, Inc. (a) (b)	51,500	89,095
USANA Health Sciences, Inc. (a)	3,904	140,115
Veru, Inc. (a) (b)	48,600	31,614
Waldencast PLC Class A (a) (b)	9,800	39,396
		9,418,647
PAPER & FOREST PRODUCTS — 0.1%
Clearwater Paper Corp. (a)	6,007	178,828
Louisiana-Pacific Corp.	22,718	2,352,449
Sylvamo Corp. (b)	12,500	987,750
		3,519,027
PHARMACEUTICALS — 1.1%
Alimera Sciences, Inc. (a) (b)	7,900	316
Alto Neuroscience, Inc. (a)	8,400	35,532
Alumis, Inc. (a) (b)	5,200	40,872
Amneal Pharmaceuticals, Inc. (a)	57,090	452,153
Amphastar Pharmaceuticals, Inc. (a)	13,827	513,396
ANI Pharmaceuticals, Inc. (a)	6,633	366,672
Aquestive Therapeutics, Inc. (a) (b)	27,300	97,188
Arvinas, Inc. (a)	23,096	442,750
Atea Pharmaceuticals, Inc. (a)	27,000	90,450
Avadel Pharmaceuticals PLC (a) (b)	33,200	348,932
Axsome Therapeutics, Inc. (a) (b)	13,200	1,116,852

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
BioAge Labs, Inc. (a)	4,800	$27,792
Biote Corp. Class A (a)	10,900	67,362
Cassava Sciences, Inc. (a) (b)	15,100	35,636
Collegium Pharmaceutical, Inc. (a)	11,467	328,530
Contineum Therapeutics, Inc. Class A (a) (b)	4,200	61,530
Corcept Therapeutics, Inc. (a)	29,084	1,465,543
CorMedix, Inc. (a) (b)	21,500	174,150
Edgewise Therapeutics, Inc. (a)	26,141	697,965
Elanco Animal Health, Inc. (a)	180,056	2,180,478
Enliven Therapeutics, Inc. (a) (b)	12,400	279,000
Esperion Therapeutics, Inc. (a) (b)	69,100	152,020
Evolus, Inc. (a)	19,700	217,488
EyePoint Pharmaceuticals, Inc. (a) (b)	23,100	172,095
Fulcrum Therapeutics, Inc. (a)	22,800	107,160
Harmony Biosciences Holdings, Inc. (a)	13,700	471,417
Harrow, Inc. (a)	11,000	369,050
Innoviva, Inc. (a)	19,853	344,450
Intra-Cellular Therapies, Inc. (a)	37,625	3,142,440
Jazz Pharmaceuticals PLC (a)	21,806	2,685,409
Jounce Therapeutics, Inc. (a) (b)	20,900	627
Ligand Pharmaceuticals, Inc. (a) (b)	6,236	668,187
Liquidia Corp. (a) (b)	22,800	268,128
MBX Biosciences, Inc. (a)	4,400	81,092
MediWound Ltd. (a)	2,900	51,620
Mind Medicine MindMed, Inc. (a) (b)	28,800	200,448
Nektar Therapeutics (a)	67,800	63,054
Neumora Therapeutics, Inc. (a) (b)	30,200	320,120
Nuvation Bio, Inc. (a)	65,000	172,900
Ocular Therapeutix, Inc. (a) (b)	55,900	477,386
Omeros Corp. (a) (b)	19,800	195,624
Organon & Co. (b)	94,100	1,403,972
Pacira BioSciences, Inc. (a)	16,237	305,905
Perrigo Co. PLC	49,100	1,262,361
Phathom Pharmaceuticals, Inc. (a) (b)	13,200	107,184
Phibro Animal Health Corp. Class A	7,100	149,100
Pliant Therapeutics, Inc. (a) (b)	21,100	277,887
Prestige Consumer Healthcare, Inc. (a)	17,816	1,391,251
Rapport Therapeutics, Inc. (a)	3,700	65,638
Revance Therapeutics, Inc. (a)	39,774	120,913
Royalty Pharma PLC Class A	143,242	3,654,103
Scilex Holding Co. (a)	19,080	8,136
scPharmaceuticals, Inc. (a) (b)	12,900	45,666
Septerna, Inc. (a)	6,600	151,140
SIGA Technologies, Inc.	17,900	107,579
Supernus Pharmaceuticals, Inc. (a)	18,000	650,880
Security Description	Shares	Value
Tarsus Pharmaceuticals, Inc. (a)	13,200	$730,884
Telomir Pharmaceuticals, Inc. (a)	7,600	31,312
Terns Pharmaceuticals, Inc. (a)	24,400	135,176
Theravance Biopharma, Inc. (a)	13,404	126,132
Third Harmonic Bio, Inc. (a) (b)	7,600	78,204
Trevi Therapeutics, Inc. (a)	20,300	83,636
Ventyx Biosciences, Inc. (a) (b)	21,300	46,647
Verrica Pharmaceuticals, Inc. (a) (b)	9,200	6,440
WaVe Life Sciences Ltd. (a)	33,100	409,447
Xeris Biopharma Holdings, Inc. (a)	49,000	166,110
Zevra Therapeutics, Inc. (a) (b)	18,700	155,958
		30,655,475
PROFESSIONAL SERVICES — 2.5%
Alight, Inc. Class A	150,900	1,044,228
Amentum Holdings, Inc. (a) (b)	47,500	998,925
Asure Software, Inc. (a) (b)	8,300	78,103
Barrett Business Services, Inc.	9,256	402,081
BlackSky Technology, Inc. (a) (b)	8,349	90,086
Booz Allen Hamilton Holding Corp.	46,152	5,939,762
CACI International, Inc. Class A (a)	7,971	3,220,762
CBIZ, Inc. (a)	17,200	1,407,476
Clarivate PLC (a) (b)	149,300	758,444
Concentrix Corp. (b)	17,074	738,792
Conduent, Inc. (a)	56,900	229,876
CRA International, Inc.	2,345	438,984
CSG Systems International, Inc.	10,692	546,468
DLH Holdings Corp. (a)	3,100	24,893
Dun & Bradstreet Holdings, Inc.	110,662	1,378,848
ExlService Holdings, Inc. (a)	55,985	2,484,614
Exponent, Inc.	18,009	1,604,602
First Advantage Corp. (a)	21,534	403,332
FiscalNote Holdings, Inc. (a) (b)	19,200	20,544
Forrester Research, Inc. (a)	4,200	65,814
Franklin Covey Co. (a)	3,983	149,681
FTI Consulting, Inc. (a)	12,708	2,428,880
Genpact Ltd.	62,953	2,703,831
Heidrick & Struggles International, Inc.	7,200	319,032
HireQuest, Inc. (b)	1,600	22,656
Huron Consulting Group, Inc. (a)	6,331	786,690
IBEX Holdings Ltd. (a)	3,100	66,619
ICF International, Inc.	6,712	800,138
Innodata, Inc. (a) (b)	9,700	383,344
Insperity, Inc.	12,810	992,903
KBR, Inc.	48,226	2,793,732
Kelly Services, Inc. Class A	11,395	158,846
Kforce, Inc.	6,554	371,612
Korn Ferry	18,657	1,258,415
Legalzoom.com, Inc. (a)	46,000	345,460
ManpowerGroup, Inc.	17,135	989,032
Maximus, Inc.	21,407	1,598,033
Mistras Group, Inc. (a) (b)	7,700	69,762

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
NV5 Global, Inc. (a)	20,576	$387,652
Parsons Corp. (a)	16,551	1,526,830
Paycor HCM, Inc. (a)	29,900	555,243
Paylocity Holding Corp. (a)	15,697	3,131,081
Planet Labs PBC (a) (b)	77,500	313,100
Resources Connection, Inc.	11,400	97,242
Robert Half, Inc.	37,000	2,607,020
Science Applications International Corp.	17,882	1,998,850
Spire Global, Inc. (a) (b)	8,200	115,374
SS&C Technologies Holdings, Inc.	78,681	5,962,446
TransUnion	70,962	6,578,887
TriNet Group, Inc. (b)	11,504	1,044,218
TrueBlue, Inc. (a)	10,007	84,059
TTEC Holdings, Inc. (b)	7,007	34,965
Upwork, Inc. (a)	44,824	732,872
Verra Mobility Corp. (a) (b)	59,281	1,433,415
Willdan Group, Inc. (a)	4,471	170,300
WNS Holdings Ltd. (a)	15,400	729,806
		65,618,660
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
American Realty Investors, Inc. (a) (b)	300	4,404
Anywhere Real Estate, Inc. (a)	37,395	123,404
Compass, Inc. Class A (a)	131,000	766,350
Cushman & Wakefield PLC (a) (b)	82,306	1,076,563
eXp World Holdings, Inc. (b)	29,300	337,243
Forestar Group, Inc. (a)	6,806	176,412
FRP Holdings, Inc. (a)	4,778	146,350
Howard Hughes Holdings, Inc. (a)	11,338	872,119
Jones Lang LaSalle, Inc. (a)	17,107	4,330,466
Kennedy-Wilson Holdings, Inc. (b)	40,557	405,164
Marcus & Millichap, Inc. (b)	8,446	323,144
Maui Land & Pineapple Co., Inc. (a)	3,031	66,621
Newmark Group, Inc. Class A	47,212	604,786
Offerpad Solutions, Inc. (a) (b)	3,800	10,830
Opendoor Technologies, Inc. (a) (b)	225,800	361,280
RE/MAX Holdings, Inc. Class A (a)	6,500	69,355
Real Brokerage, Inc. (a)	35,400	162,840
Redfin Corp. (a) (b)	42,900	337,623
RMR Group, Inc. Class A	5,607	115,728
Seaport Entertainment Group, Inc. (a)	2,857	79,853
St. Joe Co.	13,000	584,090
Star Holdings (a)	5,029	48,932
Stratus Properties, Inc. (a) (b)	1,800	37,368
Tejon Ranch Co. (a) (b)	7,400	117,660
Transcontinental Realty Investors, Inc. REIT (a) (b)	700	20,867
Security Description	Shares	Value
Zillow Group, Inc. Class A (a) (b)	16,112	$1,141,535
Zillow Group, Inc. Class C (a)	57,514	4,258,912
		16,579,899
RESIDENTIAL REITs — 0.7%
American Homes 4 Rent Class A REIT	122,516	4,584,549
Apartment Investment & Management Co. Class A REIT (a)	50,100	455,409
BRT Apartments Corp. REIT (b)	4,000	72,120
Centerspace REIT	5,965	394,585
Clipper Realty, Inc. REIT	4,693	21,494
Elme Communities REIT	31,702	484,090
Equity LifeStyle Properties, Inc. REIT	68,472	4,560,235
Independence Realty Trust, Inc. REIT (b)	80,473	1,596,584
NexPoint Residential Trust, Inc. REIT	8,048	336,004
Sun Communities, Inc. REIT	45,121	5,548,529
UMH Properties, Inc. REIT	26,000	490,880
Veris Residential, Inc. REIT	28,247	469,748
		19,014,227
RETAIL REITs — 0.8%
Acadia Realty Trust REIT (b)	42,147	1,018,272
Agree Realty Corp. REIT	38,756	2,730,360
Alexander's, Inc. REIT	802	160,448
Brixmor Property Group, Inc. REIT	108,648	3,024,760
CBL & Associates Properties, Inc. REIT	7,900	232,339
Curbline Properties Corp. REIT	34,200	794,124
FrontView REIT, Inc.	4,900	88,837
Getty Realty Corp. REIT	18,174	547,583
InvenTrust Properties Corp. REIT	27,900	840,627
Kite Realty Group Trust REIT	77,252	1,949,840
Macerich Co. REIT	85,158	1,696,347
NETSTREIT Corp. (b)	27,900	394,785
NNN REIT, Inc.	67,663	2,764,034
Phillips Edison & Co., Inc. REIT	44,200	1,655,732
Retail Opportunity Investments Corp. REIT	44,600	774,256
Saul Centers, Inc. REIT	3,800	147,440
SITE Centers Corp. REIT	17,150	262,224
Tanger, Inc. REIT	38,287	1,306,735
Urban Edge Properties REIT	45,400	976,100
Whitestone REIT	17,500	247,975
		21,612,818
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.4%
ACM Research, Inc. Class A (a) (b)	17,900	270,290
Aehr Test Systems (a) (b)	10,200	169,626

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Allegro MicroSystems, Inc. (a) (b)	44,500	$972,770
Alpha & Omega Semiconductor Ltd. (a) (b)	8,487	314,274
Ambarella, Inc. (a)	13,629	991,373
Amkor Technology, Inc.	40,935	1,051,620
Astera Labs, Inc. (a)	39,600	5,245,020
Axcelis Technologies, Inc. (a)	11,685	816,431
CEVA, Inc. (a)	8,371	264,105
Cirrus Logic, Inc. (a)	19,540	1,945,793
Cohu, Inc. (a)	16,691	445,650
Credo Technology Group Holding Ltd. (a)	50,400	3,387,384
Diodes, Inc. (a) (b)	16,392	1,010,895
Entegris, Inc. (b)	55,115	5,459,692
Everspin Technologies, Inc. (a) (b)	6,500	41,535
FormFactor, Inc. (a)	27,846	1,225,224
GCT Semiconductor Holding, Inc. (a)	2,800	6,524
GLOBALFOUNDRIES, Inc. (a) (b)	36,000	1,544,760
Ichor Holdings Ltd. (a)	11,799	380,164
Impinj, Inc. (a)	8,252	1,198,686
indie Semiconductor, Inc. Class A (a) (b)	62,300	252,315
Kulicke & Soffa Industries, Inc. (b)	19,100	891,206
Lattice Semiconductor Corp. (a) (b)	49,325	2,794,261
MACOM Technology Solutions Holdings, Inc. (a)	20,252	2,630,937
Marvell Technology, Inc.	313,691	34,647,171
MaxLinear, Inc. (a)	28,696	567,607
MKS Instruments, Inc.	24,275	2,534,067
Navitas Semiconductor Corp. (a) (b)	44,400	158,508
NVE Corp.	1,700	138,431
Onto Innovation, Inc. (a)	17,757	2,959,559
PDF Solutions, Inc. (a) (b)	11,229	304,081
Penguin Solutions, Inc. (a)	18,580	356,550
Photronics, Inc. (a)	22,193	522,867
Power Integrations, Inc.	20,222	1,247,697
Qorvo, Inc. (a)	34,600	2,419,578
QuickLogic Corp. (a) (b)	5,100	57,630
Rambus, Inc. (a)	38,101	2,014,019
Rigetti Computing, Inc. (a) (b)	56,700	865,242
Semtech Corp. (a)	26,100	1,614,285
Silicon Laboratories, Inc. (a) (b)	11,467	1,424,431
SiTime Corp. (a) (b)	6,735	1,444,860
SkyWater Technology, Inc. (a) (b)	9,800	135,240
Synaptics, Inc. (a)	14,090	1,075,349
Ultra Clean Holdings, Inc. (a)	15,898	571,533
Universal Display Corp.	16,886	2,468,733
Veeco Instruments, Inc. (a)	20,008	536,214
Wolfspeed, Inc. (a) (b)	45,001	299,707
		91,673,894
Security Description	Shares	Value
SOFTWARE — 9.1%
8x8, Inc. (a) (b)	45,800	$122,286
A10 Networks, Inc.	25,500	469,200
ACI Worldwide, Inc. (a)	37,986	1,971,853
Adeia, Inc. (b)	39,136	547,121
Agilysys, Inc. (a) (b)	8,057	1,061,187
Airship AI Holdings, Inc. (a) (b)	2,500	15,650
Alarm.com Holdings, Inc. (a)	17,000	1,033,600
Alkami Technology, Inc. (a)	19,100	700,588
Altair Engineering, Inc. Class A (a)	19,353	2,111,606
Amplitude, Inc. Class A (a)	28,100	296,455
Appfolio, Inc. Class A (a)	8,164	2,014,222
Appian Corp. Class A (a)	14,482	477,616
AppLovin Corp. Class A (a)	96,000	31,087,680
Arteris, Inc. (a)	10,800	110,052
Asana, Inc. Class A (a)	29,200	591,884
Aspen Technology, Inc. (a)	9,762	2,436,888
Atlassian Corp. Class A (a)	58,312	14,191,975
AudioEye, Inc. (a)	2,800	42,588
Aurora Innovation, Inc. (a) (b)	345,200	2,174,760
AvePoint, Inc. (a) (b)	46,300	764,413
Bentley Systems, Inc. Class B	51,300	2,395,710
Bill Holdings, Inc. (a)	36,608	3,101,064
Bit Digital, Inc. (a)	45,400	133,022
Blackbaud, Inc. (a)	14,433	1,066,887
BlackLine, Inc. (a)	20,762	1,261,499
Blend Labs, Inc. Class A (a)	85,300	359,113
Box, Inc. Class A (a)	50,627	1,599,813
Braze, Inc. Class A (a)	23,700	992,556
C3.ai, Inc. Class A (a) (b)	39,800	1,370,314
CCC Intelligent Solutions Holdings, Inc. (a) (b)	165,600	1,942,488
Cerence, Inc. (a)	14,379	112,875
Cipher Mining, Inc. (a)	72,800	337,792
Cleanspark, Inc. (a) (b)	89,500	824,295
Clear Secure, Inc. Class A	31,600	841,824
Clearwater Analytics Holdings, Inc. Class A (a)	64,300	1,769,536
Commvault Systems, Inc. (a)	15,520	2,342,123
Confluent, Inc. Class A (a)	90,600	2,533,176
Consensus Cloud Solutions, Inc. (a)	6,668	159,098
CS Disco, Inc. (a) (b)	9,700	48,403
Daily Journal Corp. (a) (b)	527	299,331
Datadog, Inc. Class A (a)	109,362	15,626,736
Digimarc Corp. (a) (b)	5,367	200,994
Digital Turbine, Inc. (a) (b)	33,386	56,422
DocuSign, Inc. (a)	73,649	6,623,991
Dolby Laboratories, Inc. Class A	21,224	1,657,594
Domo, Inc. Class B (a) (b)	12,444	88,104
DoubleVerify Holdings, Inc. (a)	53,000	1,018,130
Dropbox, Inc. Class A (a)	85,842	2,578,694
D-Wave Quantum, Inc. (a) (b)	35,600	299,040
Dynatrace, Inc. (a)	106,900	5,810,015
E2open Parent Holdings, Inc. (a)	73,300	194,978

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
eGain Corp. (a)	6,594	$41,081
Elastic NV (a)	31,820	3,152,726
Enfusion, Inc. Class A (a)	17,500	180,250
EverCommerce, Inc. (a) (b)	6,962	76,652
Five9, Inc. (a)	27,096	1,101,181
Freshworks, Inc. Class A (a)	74,400	1,203,048
Gitlab, Inc. Class A (a)	44,600	2,513,210
Guidewire Software, Inc. (a)	29,974	5,053,017
HashiCorp, Inc. Class A (a)	53,200	1,819,972
HubSpot, Inc. (a)	17,904	12,474,970
Hut 8 Corp. (a) (b)	31,100	637,239
Informatica, Inc. Class A (a)	29,600	767,528
Intapp, Inc. (a) (b)	19,200	1,230,528
InterDigital, Inc. (b)	9,073	1,757,622
Jamf Holding Corp. (a)	29,500	414,475
Kaltura, Inc. (a) (b)	34,000	74,800
Life360, Inc. (a)	3,500	144,445
LiveRamp Holdings, Inc. (a)	23,701	719,799
Logility Supply Chain Solutions, Inc. Class A	11,700	129,636
Manhattan Associates, Inc. (a)	22,228	6,006,895
MARA Holdings, Inc. (a) (b)	102,400	1,717,248
Matterport, Inc. (a)	95,500	452,670
Meridianlink, Inc. (a)	11,800	243,670
MicroStrategy, Inc. Class A (a) (b)	60,250	17,449,605
Mitek Systems, Inc. (a)	15,861	176,533
N-able, Inc. (a)	25,452	237,722
nCino, Inc. (a) (b)	30,500	1,024,190
NCR Voyix Corp. (a) (b)	52,367	724,759
NextNav, Inc. (a) (b)	27,800	432,568
Nutanix, Inc. Class A (a)	91,547	5,600,845
Olo, Inc. Class A (a)	37,700	289,536
ON24, Inc. (a)	10,000	64,600
OneSpan, Inc. (a)	13,631	252,719
Ooma, Inc. (a)	9,100	127,946
Pagaya Technologies Ltd. Class A (a) (b)	12,900	119,841
PagerDuty, Inc. (a)	32,198	587,935
Pegasystems, Inc.	16,336	1,522,515
Porch Group, Inc. (a) (b)	27,700	136,284
Prairie Operating Co. (a)	2,000	13,840
Procore Technologies, Inc. (a)	39,100	2,929,763
Progress Software Corp.	15,338	999,271
PROS Holdings, Inc. (a) (b)	16,400	360,144
Q2 Holdings, Inc. (a) (b)	21,138	2,127,540
Qualys, Inc. (a)	13,195	1,850,203
Rapid7, Inc. (a)	22,225	894,112
Red Violet, Inc. (a)	4,100	148,420
Rekor Systems, Inc. (a) (b)	29,800	46,488
ReposiTrak, Inc. (b)	4,300	95,159
Rimini Street, Inc. (a)	21,700	57,939
RingCentral, Inc. Class A (a)	30,078	1,053,031
Riot Platforms, Inc. (a) (b)	102,614	1,047,689
Roadzen, Inc. (a)	2,000	4,360
Sapiens International Corp. NV	11,100	298,257
Security Description	Shares	Value
SEMrush Holdings, Inc. Class A (a)	13,700	$162,756
SentinelOne, Inc. Class A (a) (b)	102,100	2,266,620
Silvaco Group, Inc. (a) (b)	2,600	21,008
Smartsheet, Inc. Class A (a)	49,655	2,782,170
SolarWinds Corp. (b)	19,651	280,027
SoundHound AI, Inc. Class A (a) (b)	110,900	2,200,256
SoundThinking, Inc. (a)	3,300	43,098
Sprinklr, Inc. Class A (a) (b)	42,000	354,900
Sprout Social, Inc. Class A (a)	17,947	551,152
SPS Commerce, Inc. (a)	13,597	2,501,712
Telos Corp. (a) (b)	20,300	69,426
Tenable Holdings, Inc. (a)	42,400	1,669,712
Teradata Corp. (a)	34,575	1,077,011
Terawulf, Inc. (a) (b)	96,200	544,492
UiPath, Inc. Class A (a)	156,100	1,984,031
Unity Software, Inc. (a) (b)	110,500	2,482,935
Varonis Systems, Inc. (a)	39,679	1,762,938
Verint Systems, Inc. (a)	21,929	601,951
Vertex, Inc. Class A (a)	19,500	1,040,325
Viant Technology, Inc. Class A (a)	5,900	112,041
Weave Communications, Inc. (a)	13,900	221,288
WM Technology, Inc. (a)	28,000	38,640
Workiva, Inc. (a)	18,200	1,992,900
Xperi, Inc. (a)	16,114	165,491
Yext, Inc. (a)	37,507	238,545
Zeta Global Holdings Corp. Class A (a)	64,300	1,156,757
Zoom Communications, Inc. (a)	96,525	7,877,405
Zscaler, Inc. (a)	34,129	6,157,213
Zuora, Inc. Class A (a)	50,300	498,976
		243,309,493
SPECIALIZED REITs — 0.7%
CubeSmart REIT	81,088	3,474,621
EPR Properties REIT	27,149	1,202,158
Farmland Partners, Inc. REIT (b)	15,400	181,104
Four Corners Property Trust, Inc. REIT	34,709	942,002
Gaming & Leisure Properties, Inc. REIT (b)	94,464	4,549,386
Gladstone Land Corp. REIT	12,800	138,880
Lamar Advertising Co. Class A REIT	31,555	3,841,506
National Storage Affiliates Trust REIT	25,310	959,502
Outfront Media, Inc. REIT	54,380	964,701
PotlatchDeltic Corp. REIT	28,356	1,112,973
Rayonier, Inc. REIT	55,927	1,459,695
Safehold, Inc. REIT	18,536	342,545
Uniti Group, Inc. REIT (b)	87,370	480,535
		19,649,608
SPECIALTY RETAIL — 3.1%
1-800-Flowers.com, Inc. Class A (a) (b)	8,500	69,445

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Abercrombie & Fitch Co. Class A (a)	17,942	$2,681,791
Academy Sports & Outdoors, Inc. (b)	24,800	1,426,744
Advance Auto Parts, Inc. (b)	21,800	1,030,922
American Eagle Outfitters, Inc.	63,828	1,064,013
America's Car-Mart, Inc. (a) (b)	2,451	125,614
Arhaus, Inc. (b)	19,000	178,600
Arko Corp. (b)	28,900	190,451
Asbury Automotive Group, Inc. (a) (b)	7,102	1,725,999
AutoNation, Inc. (a)	9,169	1,557,263
BARK, Inc. (a) (b)	43,900	80,776
Bath & Body Works, Inc.	80,200	3,109,354
Beyond, Inc. (a) (b)	16,882	83,228
Boot Barn Holdings, Inc. (a) (b)	10,600	1,609,292
Buckle, Inc.	11,087	563,331
Build-A-Bear Workshop, Inc. (b)	4,500	207,180
Burlington Stores, Inc. (a)	23,014	6,560,371
Caleres, Inc. (b)	12,490	289,268
Camping World Holdings, Inc. Class A	20,127	424,277
Carvana Co. (a)	39,595	8,052,039
Citi Trends, Inc. (a) (b)	2,200	57,750
Designer Brands, Inc. Class A (b)	15,456	82,535
Destination XL Group, Inc. (a) (b)	18,700	50,303
Dick's Sporting Goods, Inc.	20,282	4,641,333
EVgo, Inc. (a)	36,900	149,445
Five Below, Inc. (a)	19,724	2,070,231
Floor & Decor Holdings, Inc. Class A (a)	38,056	3,794,183
Foot Locker, Inc. (a) (b)	29,931	651,299
GameStop Corp. Class A (a)	142,224	4,457,300
Gap, Inc.	73,500	1,736,805
Genesco, Inc. (a)	3,805	162,664
Group 1 Automotive, Inc.	4,808	2,026,476
GrowGeneration Corp. (a) (b)	19,700	33,293
Haverty Furniture Cos., Inc. (b)	5,405	120,315
J Jill, Inc.	2,100	58,002
Lands' End, Inc. (a) (b)	5,500	72,270
Leslie's, Inc. (a) (b)	66,371	148,007
Lithia Motors, Inc. (b)	9,529	3,405,951
MarineMax, Inc. (a) (b)	7,776	225,115
Monro, Inc.	10,598	262,830
Murphy USA, Inc. (b)	6,670	3,346,673
National Vision Holdings, Inc. (a)	27,525	286,811
ODP Corp. (a)	11,718	266,467
OneWater Marine, Inc. Class A (a) (b)	4,400	76,472
Penske Automotive Group, Inc.	6,689	1,019,671
Petco Health & Wellness Co., Inc. (a) (b)	31,300	119,253
RealReal, Inc. (a) (b)	36,000	393,480
Revolve Group, Inc. (a)	13,800	462,162
RH (a)	5,360	2,109,642
RumbleON, Inc. Class B (a) (b)	5,939	32,249
Security Description	Shares	Value
Sally Beauty Holdings, Inc. (a)	37,048	$387,152
Shoe Carnival, Inc. (b)	6,600	218,328
Signet Jewelers Ltd. (b)	15,200	1,226,792
Sleep Number Corp. (a) (b)	8,217	125,227
Sonic Automotive, Inc. Class A	5,236	331,701
Stitch Fix, Inc. Class A (a) (b)	35,246	151,910
ThredUp, Inc. Class A (a)	30,300	42,117
Tile Shop Holdings, Inc. (a) (b)	9,600	66,528
Tilly's, Inc. Class A (a) (b)	4,437	18,857
Torrid Holdings, Inc. (a) (b)	7,800	40,794
Upbound Group, Inc.	19,254	561,639
Urban Outfitters, Inc. (a)	22,750	1,248,520
Valvoline, Inc. (a)	46,841	1,694,707
Victoria's Secret & Co. (a) (b)	28,200	1,168,044
Warby Parker, Inc. Class A (a)	31,800	769,878
Wayfair, Inc. Class A (a) (b)	34,870	1,545,438
Williams-Sonoma, Inc.	45,360	8,399,765
Winmark Corp.	1,074	422,157
Zumiez, Inc. (a)	5,700	109,269
		81,877,768
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
CompoSecure, Inc. Class A (b)	9,200	141,036
Corsair Gaming, Inc. (a) (b)	15,400	101,794
CPI Card Group, Inc. (a)	1,700	50,813
Diebold Nixdorf, Inc. (a) (b)	9,100	391,664
Eastman Kodak Co. (a) (b)	21,600	141,912
Immersion Corp. (b)	10,300	89,919
IonQ, Inc. (a) (b)	72,300	3,019,971
Pure Storage, Inc. Class A (a)	111,275	6,835,623
Turtle Beach Corp. (a)	5,800	100,398
Xerox Holdings Corp. (b)	41,900	353,217
		11,226,347
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Amer Sports, Inc. (a) (b)	21,300	595,548
Birkenstock Holding PLC (a)	14,400	815,904
Capri Holdings Ltd. (a) (b)	41,491	873,800
Carter's, Inc. (b)	12,960	702,302
Columbia Sportswear Co. (b)	11,820	992,053
Crocs, Inc. (a)	20,720	2,269,462
Figs, Inc. Class A (a) (b)	46,400	287,216
G-III Apparel Group Ltd. (a)	13,981	456,060
Hanesbrands, Inc. (a) (b)	127,000	1,033,780
Kontoor Brands, Inc.	19,800	1,691,118
Movado Group, Inc.	5,661	111,409
Oxford Industries, Inc. (b)	5,330	419,897
PVH Corp.	20,100	2,125,575
Rocky Brands, Inc.	2,905	66,234
Skechers USA, Inc. Class A (a)	47,734	3,209,634
Steven Madden Ltd. (b)	26,013	1,106,073
Superior Group of Cos., Inc.	4,800	79,344
Under Armour, Inc. Class A (a) (b)	63,500	525,780
Under Armour, Inc. Class C (a) (b)	74,600	556,516

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Vera Bradley, Inc. (a) (b)	10,400	$40,872
VF Corp. (b)	128,000	2,746,880
Wolverine World Wide, Inc. (b)	28,580	634,476
		21,339,933
TOBACCO — 0.0% (e)
Ispire Technology, Inc. (a) (b)	8,000	40,240
Turning Point Brands, Inc.	6,100	366,610
Universal Corp.	8,641	473,872
		880,722
TRADING COMPANIES & DISTRIBUTORS — 2.0%
Air Lease Corp. (b)	38,156	1,839,501
Alta Equipment Group, Inc. (b)	8,700	56,898
Applied Industrial Technologies, Inc.	13,701	3,280,978
Beacon Roofing Supply, Inc. (a)	22,303	2,265,539
BlueLinx Holdings, Inc. (a)	2,900	296,264
Boise Cascade Co.	14,001	1,664,159
Core & Main, Inc. Class A (a)	69,500	3,538,245
Custom Truck One Source, Inc. (a) (b)	19,100	91,871
Distribution Solutions Group, Inc. (a) (b)	3,690	126,936
DNOW, Inc. (a)	37,919	493,326
DXP Enterprises, Inc. (a)	4,500	371,790
EVI Industries, Inc.	1,500	24,525
Ferguson Enterprises, Inc.	74,000	12,844,180
FTAI Aviation Ltd.	36,500	5,257,460
GATX Corp.	12,731	1,972,796
Global Industrial Co.	4,800	118,992
GMS, Inc. (a)	14,200	1,204,586
H&E Equipment Services, Inc. (b)	11,600	567,936
Herc Holdings, Inc.	10,138	1,919,428
Hudson Technologies, Inc. (a)	14,800	82,584
Karat Packaging, Inc.	2,300	69,598
McGrath RentCorp	8,800	984,016
MRC Global, Inc. (a)	30,900	394,902
MSC Industrial Direct Co., Inc. Class A	16,699	1,247,248
Rush Enterprises, Inc. Class A	22,175	1,214,968
Rush Enterprises, Inc. Class B	2,850	155,154
SiteOne Landscape Supply, Inc. (a)	16,333	2,152,199
Titan Machinery, Inc. (a) (b)	7,300	103,149
Transcat, Inc. (a) (b)	3,200	338,368
Watsco, Inc. (b)	12,503	5,925,047
WESCO International, Inc.	15,208	2,752,040
Willis Lease Finance Corp. (b)	1,000	207,550
Xometry, Inc. Class A (a) (b)	15,300	652,698
		54,214,931
TRANSPORTATION INFRASTRUCTURE — 0.0% (e)
Sky Harbour Group Corp. (a) (b)	4,200	50,106
WATER UTILITIES — 0.3%
American States Water Co.	13,401	1,041,526
Security Description	Shares	Value
Cadiz, Inc. (a) (b)	15,800	$82,160
California Water Service Group	21,389	969,563
Consolidated Water Co. Ltd.	5,200	134,628
Essential Utilities, Inc.	91,239	3,313,800
Global Water Resources, Inc.	3,900	44,850
Middlesex Water Co.	6,323	332,780
Pure Cycle Corp. (a)	7,800	98,904
SJW Group	11,987	590,000
York Water Co.	5,100	166,872
		6,775,083
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Gogo, Inc. (a) (b)	22,910	185,342
Spok Holdings, Inc.	7,100	113,955
Telephone & Data Systems, Inc.	35,500	1,210,905
		1,510,202
TOTAL COMMON STOCKS (Cost $2,054,434,063)		2,651,219,404
WARRANTS — 0.0% (e)
CHEMICALS — 0.0% (e)
Danimer Scientific, Inc. (expiring 07/15/25) (a)	9,200	331
HEALTH CARE EQUIPMENT & SUPPLIES — 0.0% (e)
Pulse Biosciences, Inc. (expiring 06/26/29) (a) (b)	662	2,122
Pulse Biosciences, Inc. (expiring 06/27/29) (a)	662	2,122
		4,244
TOTAL WARRANTS (Cost $0)		4,575
SHORT-TERM INVESTMENTS — 2.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (f) (g)	15,664,863	15,664,863
State Street Navigator Securities Lending Portfolio II (h) (i)	62,529,144	62,529,144
TOTAL SHORT-TERM INVESTMENTS (Cost $78,194,007)		78,194,007
TOTAL INVESTMENTS — 102.3% (Cost $2,132,628,070)		2,729,417,986
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.3)%		(61,074,247)
NET ASSETS — 100.0%		$2,668,343,739
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2024.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2024, total aggregate fair value of the security is $0, representing less than 0.05% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2024 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2024.
(h)	The Portfolio invested in an affiliated entity. Amounts related to these investments during the year ended December 31, 2024 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At December 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P MidCap 400 Index (long)	32	03/21/2025	$10,621,733	$10,069,440	$(552,293)
E-mini Russell 2000 Index (long)	85	03/21/2025	10,238,488	9,561,662	(676,826)
					$(1,229,119)

During the year ended December 31, 2024, the average notional value related to futures contracts was $19,962,411.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,651,207,723	$11,681	$0(a)	$2,651,219,404
Warrants	331	4,244	—	4,575
Short-Term Investments	78,194,007	—	—	78,194,007
TOTAL INVESTMENTS	$2,729,402,061	$15,925	$0	$2,729,417,986
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(1,229,119)	$—	$—	$(1,229,119)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(1,229,119)	$—	$—	$(1,229,119)
(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2024.
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	18,667,676	$18,675,143	$226,735,744	$245,407,906	$(1,842)	$(1,139)	—	$—	$831,409
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	119,858,596	104,193,733	—	—	15,664,863	15,664,863	244,058
State Street Navigator Securities Lending Portfolio II	137,781,840	137,781,840	524,637,675	599,890,371	—	—	62,529,144	62,529,144	1,394,492
Total		$156,456,983	$871,232,015	$949,492,010	$(1,842)	$(1,139)		$78,194,007	$2,469,959
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2024

	State Street Aggregate Bond Index Portfolio	State Street Global All Cap Equity ex-U.S. Index Portfolio	State Street Small/Mid Cap Equity Index Portfolio
ASSETS
Investments in unaffiliated issuers, at value*	$4,060,667,562	$7,886,923,407	$2,651,223,979
Investments in affiliated issuers, at value	290,681,482	360,759,355	78,194,007
Total Investments	4,351,349,044	8,247,682,762	2,729,417,986
Foreign currency, at value	—	50,449,318	—
Net cash at broker	1,735,146	17,885,900	2,540,791
Cash	2,026,167	30	—
Receivable for investments sold	—	80,334	164,336,477
Receivable for fund shares sold	82,230,668	311,600,517	478,600
Dividends receivable — unaffiliated issuers	—	7,088,519	2,407,307
Dividends receivable — affiliated issuers	672,829	799,635	63,391
Interest receivable — unaffiliated issuers	31,108,254	—	—
Securities lending income receivable — unaffiliated issuers	13,272	80,230	53,530
Securities lending income receivable — affiliated issuers	36,397	97,155	53,773
Receivable from Adviser	10,388	—	—
Receivable for foreign taxes recoverable	—	7,577,194	—
Other receivable	439	—	—
Prepaid expenses and other assets	3,917	9,513	3,142
TOTAL ASSETS	4,469,186,521	8,643,351,107	2,899,354,997
LIABILITIES
Due to custodian	—	—	21,141
Payable upon return of securities loaned	116,852,580	146,825,909	62,529,144
Payable for investments purchased	234,678,895	144,171,308	—
Payable for fund shares repurchased	962,927	—	166,965,902
Payable to broker – accumulated variation margin on open futures contracts	—	9,781,656	1,228,846
Deferred foreign taxes payable	—	23,486,695	—
Custodian, sub-administration and transfer agent fees payable	114,786	245,104	88,819
Custodian fees payable	5,161	457,537	5,227
Trustees’ fees and expenses payable	226	521	168
Registration and filing fees payable	90,069	66,657	24,037
Professional fees payable	49,467	46,861	45,308
Printing and postage fees payable	3,990	7,689	15,755
Accrued expenses and other liabilities	5,571	61,758	86,911
TOTAL LIABILITIES	352,763,672	325,151,695	231,011,258
NET ASSETS	$4,116,422,849	$8,318,199,412	$2,668,343,739
NET ASSETS CONSIST OF:
Paid-in capital	$4,472,124,309	$7,713,099,960	$2,213,716,951
Total distributable earnings (loss)**	(355,701,460)	605,099,452	454,626,788
NET ASSETS	$4,116,422,849	$8,318,199,412	$2,668,343,739
NET ASSET VALUE PER SHARE
Net asset value per share	$87.43	$114.76	$314.54
Shares of beneficial interest	47,083,484	72,485,483	8,483,383
Net Assets	$4,116,422,849	$8,318,199,412	$2,668,343,739
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$4,360,374,409	$7,030,912,407	$2,053,952,560
Investments in affiliated issuers	290,681,482	360,759,355	78,194,007
Total cost of investments	$4,651,055,891	$7,391,671,762	$2,132,146,567
Foreign currency, at cost	$—	$51,567,892	$—
* Includes investments in securities on loan, at value	$242,951,599	$275,510,448	$386,009,773
** Includes deferred foreign taxes	$—	$23,486,947	$—
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

	State Street Aggregate Bond Index Portfolio	State Street Global All Cap Equity ex-U.S. Index Portfolio	State Street Small/Mid Cap Equity Index Portfolio
INVESTMENT INCOME
Interest income — unaffiliated issuers	$116,245,380	$301,800	$54,684
Dividend income — unaffiliated issuers	—	224,255,124	30,612,417
Dividend income — affiliated issuers	3,885,651	8,330,975	1,075,467
Unaffiliated securities lending income	106,672	790,197	443,021
Affiliated securities lending income	287,559	1,220,250	1,394,492
Foreign taxes withheld	(1,382)	(20,412,622)	(62,350)
TOTAL INVESTMENT INCOME (LOSS)	120,523,880	214,485,724	33,517,731
EXPENSES
Custodian, sub-administration and transfer agent fees	397,064	919,127	320,573
Custodian fees	20,568	1,941,212	20,616
Trustees’ fees and expenses	42,040	70,790	38,075
Registration and filing fees	108,785	123,029	24,877
Professional fees and expenses	63,062	100,097	51,122
Printing and postage fees	28	241	151
Insurance expense	7,989	19,291	6,592
Miscellaneous expenses	18,791	94,353	14,948
TOTAL EXPENSES	658,327	3,268,140	476,954
Expenses waived/reimbursed by the Adviser	(69,883)	—	—
NET EXPENSES	588,444	3,268,140	476,954
NET INVESTMENT INCOME (LOSS)	$119,935,436	$211,217,584	$33,040,777
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(8,856,310)	(36,306,338)	75,851,789
Investments — affiliated issuers	(4,288)	—	(1,842)
Foreign currency transactions	—	(4,793,497)	—
Futures contracts	—	24,206,200	3,703,791
Net realized gain (loss)	(8,860,598)	(16,893,635)	79,553,738
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	(74,961,702)	161,439,623	309,504,697
Investments — affiliated issuers	(1,921)	—	(1,139)
Foreign currency translations	—	(1,856,147)	—
Futures contracts	—	(18,753,689)	(2,528,418)
Net change in unrealized appreciation/depreciation	(74,963,623)	140,829,787	306,975,140
NET REALIZED AND UNREALIZED GAIN (LOSS)	(83,824,221)	123,936,152	386,528,878
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$36,111,215	$335,153,736	$419,569,655
* Includes foreign capital gain taxes	$—	$(285,640)	$—
** Includes foreign deferred taxes	$—	$(23,486,947)	$—
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Aggregate Bond Index Portfolio		State Street Global All Cap Equity ex-U.S. Index Portfolio		State Street Small/Mid Cap Equity Index Portfolio
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/24	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$119,935,436	$78,880,740	$211,217,584	$173,673,786	$33,040,777	$29,074,436
Net realized gain (loss)	(8,860,598)	(10,736,374)	(16,893,635)	(35,982,249)	79,553,738	(5,648,861)
Net change in unrealized appreciation/depreciation	(74,963,623)	67,790,649	140,829,787	691,699,142	306,975,140	430,365,943
Net increase (decrease) in net assets resulting from operations	36,111,215	135,935,015	335,153,736	829,390,679	419,569,655	453,791,518
Distributions to shareholders	(121,219,244)	(79,472,889)	(239,634,877)	(188,619,729)	(158,157,890)	(35,894,981)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,523,557,525	742,192,694	2,128,223,896	1,377,845,166	446,795,584	411,882,017
Reinvestment of distributions	121,219,244	79,472,889	239,634,877	188,619,729	158,157,890	35,894,981
Cost of shares redeemed	(253,454,540)	(141,209,961)	(760,535,534)	(418,989,963)	(451,680,285)	(241,215,087)
Other capital	—	366	—	44,485	3,893	707
Net increase (decrease) in net assets from capital transactions	1,391,322,229	680,455,988	1,607,323,239	1,147,519,417	153,277,082	206,562,618
Net increase (decrease) in net assets during the period	1,306,214,200	736,918,114	1,702,842,098	1,788,290,367	414,688,847	624,459,155
Net assets at beginning of period	2,810,208,649	2,073,290,535	6,615,357,314	4,827,066,947	2,253,654,892	1,629,195,737
NET ASSETS AT END OF PERIOD	$4,116,422,849	$2,810,208,649	$8,318,199,412	$6,615,357,314	$2,668,343,739	$2,253,654,892
SHARES OF BENEFICIAL INTEREST:
Shares sold	17,197,507	8,408,433	18,026,360	12,773,486	1,503,243	1,646,197
Reinvestment of distributions	1,371,515	908,015	2,092,333	1,707,893	497,571	126,569
Shares redeemed	(2,871,450)	(1,610,408)	(6,336,932)	(3,874,157)	(1,450,844)	(907,797)
Net increase (decrease) from share transactions	15,697,572	7,706,040	13,781,761	10,607,222	549,970	864,969
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)
Net asset value, beginning of period	$89.54	$87.55	$103.42	$107.23	$102.60
Income (loss) from investment operations:
Net investment income (loss) (b)	3.34	2.85	2.05	1.61	0.65
Net realized and unrealized gain (loss)	(2.16)	1.97	(15.74)	(3.46)	7.25
Total from investment operations	1.18	4.82	(13.69)	(1.85)	7.90
Contribution from affiliate	—	—	—	—	0.00(c)
Other capital	—	0.00(c)	—	—	—
Distributions to shareholders from:
Net investment income	(3.29)	(2.83)	(2.18)	(1.96)	(2.67)
Net realized gains	—	—	—	—	(0.60)
Total distributions	(3.29)	(2.83)	(2.18)	(1.96)	(3.27)
Net asset value, end of period	$87.43	$89.54	$87.55	$103.42	$107.23
Total return (d)	1.34%	5.61%	(13.30)%	(1.72)%	7.86%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,116,423	$2,810,209	$2,073,291	$2,099,436	$1,415,008
Ratios to average net assets:
Total expenses	0.02%	0.02%	0.02%	0.02%	0.03%
Net expenses	0.02%	0.02%	0.02%	0.01%	0.03%
Net investment income (loss)	3.78%	3.25%	2.21%	1.55%	2.20%
Portfolio turnover rate	16%(f)	14%(f)	21%(f)	21%(f)	37%(f)
(a)	After the close of trading on April 17, 2020, the State Street Aggregate Bond Index Portfolio underwent a 1-for-10 reverse sharesplit. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	If an Affiliate had not made a contribution during the year ended December 31, 2020, the total return would have remained 7.86%.
(f)	Portfolio turnover rate excludes to-be-announced (“TBA”) transactions.
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)
Net asset value, beginning of period	$112.69	$100.36	$122.91	$116.43	$106.60
Income (loss) from investment operations:
Net investment income (loss) (b)	3.41	3.27	3.16	3.09	2.28
Net realized and unrealized gain (loss)	2.20	12.40	(23.35)	6.56	9.49
Total from investment operations	5.61	15.67	(20.19)	9.65	11.77
Other capital	—	0.00(c)	(0.00)(c)	—	(0.00)(c)
Distributions to shareholders from:
Net investment income	(3.54)	(3.34)	(2.36)	(3.17)	(1.94)
Net asset value, end of period	$114.76	$112.69	$100.36	$122.91	$116.43
Total return (d)	5.00%	15.68%	(16.43)%	8.37%	11.07%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$8,318,199	$6,615,357	$4,827,067	$4,772,699	$3,270,962
Ratios to average net assets:
Total expenses	0.04%	0.05%	0.05%	0.05%	0.05%
Net expenses	0.04%	0.05%	0.05%	0.05%	0.05%
Net investment income (loss)	2.87%	3.04%	3.01%	2.48%	2.29%
Portfolio turnover rate	1%	1%	2%	2%	2%
(a)	After the close of trading on April 17, 2020, the State Street Global All Cap Equity Index Portfolio underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)
Net asset value, beginning of period	$284.07	$230.49	$316.31	$327.73	$254.60
Income (loss) from investment operations:
Net investment income (loss) (b)	3.94	3.77	3.73	3.50	3.01
Net realized and unrealized gain (loss)	45.12	54.23	(84.22)	36.64	79.67
Total from investment operations	49.06	58.00	(80.49)	40.14	82.68
Other capital	0.00(c)	0.00(c)	—	0.00(c)	—
Distributions to shareholders from:
Net investment income	(4.27)	(3.68)	(3.23)	(3.47)	(2.90)
Net realized gains	(14.32)	(0.74)	(2.10)	(48.09)	(6.65)
Total distributions	(18.59)	(4.42)	(5.33)	(51.56)	(9.55)
Net asset value, end of period	$314.54	$284.07	$230.49	$316.31	$327.73
Total return (d)	17.20%	25.18%	(25.44)%	12.50%	32.46%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,668,344	$2,253,655	$1,629,196	$1,616,128	$1,065,859
Ratios to average net assets:
Total expenses	0.02%	0.03%	0.03%	0.02%	0.03%
Net expenses	0.02%	0.03%	0.03%	0.02%	0.03%
Net investment income (loss)	1.29%	1.49%	1.46%	0.96%	1.19%
Portfolio turnover rate	24%	24%	19%	28%	52%
(a)	After the close of trading on April 17, 2020, the State Street Small/Mid Cap Equity Index Portfolio underwent a 1-for-20 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2024

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2024, the Trust consists of thirty (30) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board” and each member there of, a “Trustee”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each a “Fund” or “Portfolio” and collectively, the “Funds and Portfolios”):
Fund/Portfolio	Classes	Commencement of Operations	Diversification Classification
State Street Aggregate Bond Index Fund (the "Fund")	Class A Class I Class K	September 19, 2014 September 19, 2014 September 19, 2014	Diversified Diversified Diversified
State Street Global All Cap Equity ex-U.S. Index Fund (the "Fund")	Class A Class I Class K	September 17, 2014 September 17, 2014 September 17, 2014	Diversified Diversified Diversified
State Street Small/Mid Cap Equity Index Fund (the "Fund")	Class A Class I Class K	October 16, 2015 October 16, 2015 August 12, 2015	Diversified Diversified Diversified
State Street Aggregate Bond Index Portfolio (the "Portfolio")		September 19, 2014	Diversified
State Street Global All Cap Equity ex-U.S. Index Portfolio (the "Portfolio")		September 17, 2014	Diversified
State Street Small/Mid Cap Equity Index Portfolio (the "Portfolio")		August 12, 2015	Diversified
Each Fund is part of a master-feeder structure and invests substantially all of its assets in its respective master portfolio as shown below. Each Portfolio is a separate series of the Trust. The performance of each Fund is directly affected by the performance of its respective Portfolio. The financial statements of the Portfolios, including their Schedules of Investments are included in this report and should be read in conjunction with the corresponding Fund’s financial statements.
Fund Name	Portfolio Name	Fund Ownership Interest in Portfolio at December 31, 2024
State Street Aggregate Bond Index Fund	State Street Aggregate Bond Index Portfolio	37.85%
State Street Global All Cap Equity ex-U.S. Index Fund	State Street Global All Cap Equity ex-U.S. Index Portfolio	28.18%
State Street Small/Mid Cap Equity Index Fund	State Street Small/Mid Cap Equity Index Portfolio	24.08%
Class A shares are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a sales charge (as a percentage of offering price) and may be subject to a 1% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase.
Class I shares and Class K shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

2.    Segment Reporting
Each Fund and Portfolio have one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Fund’s and Portfolio's investments in accordance with its investment objective. Each Fund’s and Portfolio's chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on a Fund’s and Portfolio's Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s and Portfolio's Total Return is utilized by the CODM to compare results, including the impact of a Fund’s and Portfolio's costs, to a Fund’s and Portfolio's competitors and to a Fund’s and Portfolio's benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund and Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund records its investments in its respective Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolios is discussed below:
Each Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolios. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Portfolio’s investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Portfolios' investments.
The Portfolios value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2024 is disclosed in the Portfolio’s respective  Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Portfolios may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Portfolios invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Portfolios' policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gains distributions at year end based on information provided by the REITs and/or SSGA Funds Management, Inc’s. (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

Expenses
Certain expenses, which are directly identifiable to a specific Fund or Portfolio, are applied to that Fund or Portfolio within the Trust. Other expenses which cannot be attributed to a specific Fund or Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds and Portfolios within the Trust. Class specific expenses are borne by each class.
Foreign Currency Translation
The accounting records of the Funds and Portfolios are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Portfolios may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gain on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolios invest. These foreign taxes, if any, are paid by the Portfolios and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2024, if any, are disclosed in the Portfolios' Statements of Assets and Liabilities.
Distributions
The following Funds and Portfolios declare and distribute from net investment income, if any, to its shareholders:
Name	Frequency
State Street Aggregate Bond Index Fund	Monthly
State Street Global All Cap Equity ex-U.S. Index Fund	Annually
State Street Small/Mid Cap Equity Index Fund	Annually
State Street Aggregate Bond Index Portfolio	Monthly
State Street Global All Cap Equity ex-U.S. Index Portfolio	Annually
State Street Small/Mid Cap Equity Index Portfolio	Annually
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”).
4.    Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities
During the year, certain Portfolios transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Portfolio’s Schedule of Investments. The Portfolios may receive compensation for interest forgone in the

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Portfolios identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
5.    Derivative Financial Instruments
Futures Contracts
The Portfolios may enter into futures contracts to meet the Portfolios’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Portfolio's Schedule of Investments and cash deposited, if any, is included in Net cash at broker on the Portfolio's Statement of Assets and Liabilities. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolios recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the year ended December 31, 2024, the following Portfolios entered into futures contracts for the strategies listed below:
Portfolios	Strategies
State Street Global All Cap Equity ex-U.S. Index Portfolio	Cash equitization, reduce tracking error and to facilitate daily liquidity
State Street Small/Mid Cap Equity Index Portfolio	Cash equitization, reduce tracking error and to facilitate daily liquidity
The following tables summarize the value of the Portfolios' derivative instruments as of December 31, 2024, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Global All Cap Equity ex-U.S. Index Portfolio
Futures Contracts	$—	$—	$—	$9,781,656	$—	$9,781,656
State Street Small/Mid Cap Equity Index Portfolio
Futures Contracts	—	—	—	1,228,846	—	1,228,846
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Global All Cap Equity ex-U.S. Index Portfolio
Futures Contracts	$—	$—	$—	$24,206,200	$—	$24,206,200
State Street Small/Mid Cap Equity Index Portfolio
Futures Contracts	—	—	—	3,703,791	—	3,703,791

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Global All Cap Equity ex-U.S. Index Portfolio
Futures Contracts	$—	$—	$—	(18,753,689)	$—	(18,753,689)
State Street Small/Mid Cap Equity Index Portfolio
Futures Contracts	—	—	—	(2,528,418)	—	(2,528,418)
6.    Fees and Transactions with Affiliates
Advisory Fee
The Funds and Portfolios retained SSGA FM as their investment adviser. Each Fund has entered into an Investment Advisory Agreement with the Adviser. For its advisory services, each Fund pays the Adviser a management fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
State Street Aggregate Bond Index Fund	0.025%
State Street Global All Cap Equity ex-U.S. Index Fund	0.06
State Street Small/Mid Cap Equity Index Fund	0.03
The Portfolios pay no investment advisory fees to SSGA FM.
With respect to each Fund or its Portfolio in the table below, SSGA FM is contractually obligated until April 30, 2025 to waive up to the full amount of the advisory fee payable by a Fund or its Portfolio, and/or to reimburse a Fund or its Portfolio to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, and distribution, shareholder servicing and sub-transfer agency fees) exceed the following percentage of average daily net assets on an annual basis of a Fund or its Portfolio:
Expense Limitations
State Street Aggregate Bond Index Fund	0.025%
State Street Small/Mid Cap Equity Index Fund	0.045
State Street Aggregate Bond Index Portfolio	0.025
State Street Global All Cap Equity ex-U.S. Index Portfolio	0.080
State Street Small/Mid Cap Equity Index Portfolio	0.030
With respect to State Street Global All Cap Equity ex-U.S. Fund, SSGA FM is contractually obligated until April 30, 2025 to waive up to the full amount of the advisory fee payable by the Fund, and/or to reimburse the Fund to the extent that total annual fund operating expenses (exclusive of non-recurring accounting fees, interest, taxes, extraordinary expenses, acquired fund fees and expenses, and any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.015% of average daily net assets on an annual basis.
The expense limitation for each Fund is inclusive of the allocation of expenses from its respective Portfolio. This waiver and/or reimbursement may not be terminated prior to April 30, 2025 except with the approval of the Board.
In addition, SSGA FM has agreed to waive up to the portion of the management fee and/or expenses attributable to the Funds' or Portfolios' acquired fund fees and expenses (“AFFEs”), excluding AFFEs derived from the Funds' or Portfolios' holdings in acquired funds for cash management purposes. This fee waiver and/or expense reimbursement may only be terminated with approval of the Funds' or Portfolios' Board.
For the year ended December 31, 2024, SSGA FM reimbursed or waived the fees under these agreements as shown on the respective Statements of Operations.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Funds. For its administrative services, each Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. For its services as custodian, each Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.
SSGA FM serves as administrator and State Street serves as the custodian, sub-administrator and transfer agent to the Portfolios. For its services as custodian, sub-administrator and transfer agent each Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Distributor Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Funds.
The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which each Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class A shares. In addition to payments under the Plan, the Funds may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds and Portfolios, acts as the securities lending agent for the Funds and Portfolios, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers are paid as follows: If the calendar year to date net proceeds is below a specified threshold across participating affiliated funds and portfolios, each Fund and Portfolio retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund and Portfolio retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Portfolios may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolios owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended December 31, 2024, are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds or Portfolios may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds and Portfolios.
7.    Trustees’ Fees
The fees and expenses of the Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act ("Independent Trustees"), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

8.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the year ended December 31, 2024, were as follows:
	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
State Street Aggregate Bond Index Portfolio	$1,270,811,339	$376,903,210	$494,215,072	$121,830,485
State Street Global All Cap Equity ex-U.S. Index Portfolio	—	—	1,467,654,126	96,070,899
State Street Small/Mid Cap Equity Index Portfolio	—	—	659,852,362	620,571,891
9.    Income Tax Information
The Funds and the Portfolios have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund and each Portfolio will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds and the Portfolios file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Funds’ and Portfolios’ tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to nontaxable dividend adjustments to income, foreign currencies, amortization and accretion of premium and discount for financial statement purposes, contingent payment debt instruments, REITs, passive foreign investment companies, partnership basis adjustments, paydowns, wash sale loss deferrals, and futures contracts.
The tax character of distributions paid during the year ended December 31, 2024, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Aggregate Bond Index Fund	$37,850,213	$—	$37,850,213
State Street Global All Cap Equity ex-U.S. Index Fund	69,631,705	29,966,047	99,597,752
State Street Small/Mid Cap Equity Index Fund	13,269,126	—	13,269,126
State Street Aggregate Bond Index Portfolio	121,219,244	—	121,219,244
State Street Global All Cap Equity ex-U.S. Index Portfolio	239,634,877	—	239,634,877
State Street Small/Mid Cap Equity Index Portfolio	60,928,402	97,229,488	158,157,890
The tax character of distributions paid during the year ended December 31, 2023, was as follows:
	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
State Street Aggregate Bond Index Fund	$ 23,969,826	$ —	$ —	$ 23,969,826
State Street Global All Cap Equity ex-U.S. Index Fund	41,680,459	779,841	—	42,460,300
State Street Small/Mid Cap Equity Index Fund	7,442,298	5,287,678	423,056	13,153,032
State Street Aggregate Bond Index Portfolio	79,472,889	—	—	79,472,889
State Street Global All Cap Equity ex-U.S. Index Portfolio	188,619,729	—	—	188,619,729

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
State Street Small/Mid Cap Equity Index Portfolio	$32,612,537	$3,282,444	$—	$35,894,981
At December 31, 2024, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
State Street Aggregate Bond Index Fund	$183,924	$—	$—	$(124,387,376)	$—	$(124,203,452)
State Street Global All Cap Equity ex-U.S. Index Fund	71,192	—	488,716	(5,433,525)	—	(4,873,617)
State Street Small/Mid Cap Equity Index Fund	348,461	—	22,446,959	31,044,716	—	53,840,136
State Street Aggregate Bond Index Portfolio	1,019,242	(55,988,799)	—	(300,731,903)	—	(355,701,460)
State Street Global All Cap Equity ex-U.S. Index Portfolio	—	(148,720,945)	—	758,103,275	(4,282,878)	605,099,452
State Street Small/Mid Cap Equity Index Portfolio	5,664,206	—	34,304,543	414,658,039	—	454,626,788
As of December 31, 2024, the Funds and Portfolios had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
State Street Aggregate Bond Index Portfolio	$22,480,150	$33,508,649
State Street Global All Cap Equity ex-U.S. Index Portfolio	24,622,278	124,098,667
As of December 31, 2024, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Aggregate Bond Index Fund	$1,682,557,180	$—	$124,387,376	$(124,387,376)
State Street Global All Cap Equity ex-U.S. Index Fund	2,349,526,548	—	5,433,525	(5,433,525)
State Street Small/Mid Cap Equity Index Fund	611,464,444	31,044,716	—	31,044,716
State Street Aggregate Bond Index Portfolio	4,652,080,947	5,453,151	306,185,054	(300,731,903)
State Street Global All Cap Equity ex-U.S. Index Portfolio	7,454,852,807	1,554,798,353	771,762,663	783,035,690
State Street Small/Mid Cap Equity Index Portfolio	2,313,530,828	647,794,174	233,136,136	414,658,038
10.    Securities Lending
Each Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Portfolios will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolios may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Portfolio will bear the risk of loss of any cash collateral that it may invest. Each Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

paid to State Street as the lending agent. Additionally, a Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2024, and the value of the invested cash collateral are disclosed in the Portfolios' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolios' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolios, and the Portfolios do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolios' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Portfolio's securities lending agreements and related cash and non-cash collateral received as of December 31, 2024:
Portfolio	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
State Street Aggregate Bond Index Portfolio	$ 242,951,599	$ 116,852,580	$ 131,440,009	$ 248,292,589
State Street Global All Cap Equity ex-U.S. Index Portfolio	275,510,448	146,825,909	144,000,409	290,826,318
State Street Small/Mid Cap Equity Index Portfolio	386,009,773	62,529,144	334,851,887	397,381,031
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2024:
		Remaining Contractual Maturity of the Agreements as of December 31, 2024
Portfolio	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Aggregate Bond Index Portfolio	Corporate Bonds & Notes	$73,349,702	$—	$—	$—	$73,349,702	$73,349,702
State Street Aggregate Bond Index Portfolio	Foreign Government Obligations	8,682,604	—	—	—	8,682,604	8,682,604
State Street Aggregate Bond Index Portfolio	U.S. Government Agency Obligations	3,307,726	—	—	—	3,307,726	3,307,726
State Street Aggregate Bond Index Portfolio	U.S. Treasury Obligations	31,512,548	—	—	—	31,512,548	31,512,548
State Street Global All Cap Equity Ex-U.S. Index Portfolio	Common Stocks	146,825,909	—	—	—	146,825,909	146,825,909
State Street Small/Mid Cap Equity Index Portfolio	Common Stocks	62,528,548	—	—	—	62,528,548	62,528,548
State Street Small/Mid Cap Equity Index Portfolio	Warrants	596	—	—	—	596	596
11.    Line of Credit
The State Street Aggregate Bond Index Portfolio and the State Street Global All Cap Equity ex-U.S. Index Portfolio and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $194.29 million of a $1.36 billion ($180 million of $1.26 billion prior to November 1, 2024 and $180 million of $960 million prior to October 3, 2024) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2025 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

The Portfolios had no outstanding loans as of December 31, 2024.
12.    Risks
Concentration Risk
As a result of the Portfolios’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolios’ investments more than if the Portfolios were more broadly diversified.
Foreign and Emerging Markets Risks
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolios invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
A Portfolio may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.
Market Risk
Each Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Portfolio and its investments.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Portfolio. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Portfolio. Sanctions, or the threat of new or modified sanctions, could impair the ability of a Portfolio to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Portfolio, even if a Portfolio does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Portfolios have used, and may in the future use, fair valuation procedures approved by the Portfolio’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
13.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds and Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street Aggregate Bond Index Fund, State Street Global All Cap Equity ex-U.S. Index Fund, State Street Small/Mid Cap Equity Index Fund, State Street Aggregate Bond Index Portfolio, State Street Global All Cap Equity ex-U.S. Index Portfolio and State Street Small/Mid Cap Equity Index Portfolio and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of State Street Aggregate Bond Index Fund, State Street Global All Cap Equity ex-U.S. Index Fund and State Street Small/Mid Cap Equity Index Fund (collectively referred to as the “Funds”) and State Street Aggregate Bond Index Portfolio, State Street Global All Cap Equity ex-U.S. Index Portfolio and State Street Small/Mid Cap Equity Portfolio (collectively referred to as the “Portfolios”) (six of the series constituting the State Street Institutional Investment Trust (the “Trust”)), including the schedules of investments, as of December 31, 2024, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds and Portfolios (six of the series constituting State Street Institutional Investment Trust) at December 31, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 24, 2025

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION
December 31, 2024 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Funds and the Portfolios for their fiscal year ended December 31, 2024.
Dividends Received Deduction
Each Fund and each Portfolio reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Capital Gain Dividend
The Funds and Portfolios hereby designate as a capital gain dividend the amount reflected below, or if subsequently determined to be different, the net capital gain of such fiscal period.
Amount
State Street Global All Cap Equity ex-U.S. Index Fund	$29,966,047
State Street Small/Mid Cap Equity Index Portfolio	97,229,488
Foreign Tax Credit
The Funds have made an election under the Internal Revenue Code Section 853 to pass through foreign taxes paid by the Funds to its shareholders. For the fiscal year ended December 31, 2024, the total amount of foreign taxes that will be passed through are:
Amount
State Street Global All Cap Equity ex-U.S. Index Fund	$4,806,498
State Street Global All Cap Equity ex-U.S. Index Portfolio	16,497,624
The amount of foreign source income earned on the following Fund and Portfolio during the fiscal year ended December 31, 2024 was as follows:
Amount
State Street Global All Cap Equity ex-U.S. Index Fund	$66,781,019
State Street Global All Cap Equity ex-U.S. Index Portfolio	224,683,322

STATE STREET INSTITUTIONAL INVESTMENT TRUST
PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
December 31, 2024 (Unaudited)

Shareholder Meeting Results
Rule 30e-1 under the Investment Company Act of 1940, as amended, requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Shareholders were asked to participate in a special meeting of shareholders on December 6, 2024 (the “Shareholder Meeting”). The final results of the Shareholder Meeting are reported in the tables below.
All Funds
Proposal 1: To elect the following as Trustees of the Trust:
Proposed Trustee	Shares For	Shares Withheld
Patrick J. Riley	106,202,253,380.880	923,236,109.062
Donna M. Rapaccioli	105,799,774,785.851	1,325,714,704.091
Margaret K. McLaughlin	106,028,299,665.201	1,097,189,824.741
George M. Pereira	105,597,348,911.734	1,528,140,578.208
Mark E. Swanson	106,504,504,254.819	620,985,235.123
Jeanne LaPorta	106,675,779,342.008	449,710,147.934

Annual Financial Statements and Other Information
December 31, 2024
State Street Institutional Investment Trust
State Street Emerging Markets Equity Index Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-647-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not Applicable

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

Security Description	Shares	Value
COMMON STOCKS — 93.2%
BRAZIL — 3.8%
Ambev SA	363,085	$689,984
B3 SA - Brasil Bolsa Balcao	418,176	698,556
Banco Bradesco SA	124,823	214,980
Banco Bradesco SA Preference Shares	404,343	756,607
Banco BTG Pactual SA	89,348	393,384
Banco BTG Pactual SA Preference Shares	8	9
Banco do Brasil SA	132,296	517,590
BB Seguridade Participacoes SA	52,637	308,264
BRF SA	37,600	154,348
Caixa Seguridade Participacoes SA	48,200	111,179
CCR SA	81,769	134,608
Centrais Eletricas Brasileiras SA	92,057	508,576
Centrais Eletricas Brasileiras SA Preference Shares	18,700	114,539
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	36,600	524,309
Cia Energetica de Minas Gerais Preference Shares	134,458	241,804
Cia Paranaense de Energia - Copel Class B, Preference Shares	80,700	119,525
Cia Siderurgica Nacional SA	52,500	75,293
Cosan SA	94,700	125,084
CPFL Energia SA	18,200	93,064
Embraer SA (a)	53,100	482,966
Energisa SA	19,540	115,383
Engie Brasil Energia SA	16,087	92,441
Equatorial Energia SA	89,411	396,556
Gerdau SA Preference Shares	104,458	306,720
Hapvida Participacoes e Investimentos SA (a) (b)	364,163	131,451
Hypera SA	30,700	89,896
Inter & Co., Inc. Class A	17,700	74,694
Itau Unibanco Holding SA Preference Shares	371,261	1,846,735
Itausa SA Preference Shares	438,965	627,412
Klabin SA	64,307	241,495
Localiza Rent a Car SA	70,437	367,130
Natura & Co. Holding SA	72,590	149,931
NU Holdings Ltd. Class A (a)	226,300	2,344,468
Petroleo Brasileiro SA	285,114	1,818,811
Petroleo Brasileiro SA Preference Shares	343,298	2,011,048
PRIO SA (a)	60,800	395,141
Raia Drogasil SA	97,500	347,208
Rede D'Or Sao Luiz SA (b)	60,300	248,116
Rumo SA	97,700	282,132
StoneCo Ltd. Class A (a) (c)	18,800	149,836
Suzano SA	52,524	525,253
Telefonica Brasil SA	32,555	246,461
Security Description	Shares	Value
TIM SA	68,200	$159,851
TOTVS SA	42,893	185,726
Ultrapar Participacoes SA	53,164	136,657
Vale SA	260,728	2,302,211
Vibra Energia SA	75,800	218,890
WEG SA	127,860	1,092,155
XP, Inc. Class A	28,100	332,985
		23,501,462
CHILE — 0.4%
Banco de Chile	3,497,408	397,495
Banco de Credito e Inversiones SA	6,766	187,697
Banco Santander Chile	4,984,680	236,956
Cencosud SA	98,675	218,188
Empresas CMPC SA	89,880	141,066
Empresas Copec SA	31,310	191,514
Enel Americas SA	1,713,283	150,489
Enel Chile SA	2,188,209	126,515
Falabella SA (a)	65,406	231,060
Latam Airlines Group SA	11,076,599	152,880
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	11,025	405,250
		2,439,110
CHINA — 24.1%
360 Security Technology, Inc. Class A	15,100	21,288
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	3,500	7,456
AAC Technologies Holdings, Inc.	60,000	289,652
Accelink Technologies Co. Ltd. Class A	1,600	11,370
Advanced Micro-Fabrication Equipment, Inc. China Class A	1,017	26,204
AECC Aero-Engine Control Co. Ltd. Class A	3,700	11,209
AECC Aviation Power Co. Ltd. Class A	4,600	25,972
Agricultural Bank of China Ltd. Class A	131,800	95,868
Agricultural Bank of China Ltd. Class H	2,128,500	1,213,867
Aier Eye Hospital Group Co. Ltd. Class A	15,036	27,137
Air China Ltd. Class A (a)	23,500	25,320
Airtac International Group	10,650	274,172
Akeso, Inc. (a) (b)	47,000	367,265
Alibaba Group Holding Ltd.	1,249,856	13,258,084
Alibaba Health Information Technology Ltd. (a) (c)	440,500	188,268
Aluminum Corp. of China Ltd. Class A	22,100	22,126

See accompanying notes to financial statements.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Aluminum Corp. of China Ltd. Class H	316,000	$182,653
Angel Yeast Co. Ltd. Class A	3,300	16,204
Anhui Conch Cement Co. Ltd. Class A	6,600	21,378
Anhui Conch Cement Co. Ltd. Class H	92,500	236,729
Anhui Gujing Distillery Co. Ltd. Class A	800	18,884
Anhui Gujing Distillery Co. Ltd. Class B	8,900	128,334
Anhui Jianghuai Automobile Group Corp. Ltd. Class A	3,800	19,410
Anhui Yingjia Distillery Co. Ltd. Class A	1,100	8,082
Anjoy Foods Group Co. Ltd. Class A	800	8,879
Anker Innovations Technology Co. Ltd. Class A	1,000	13,300
ANTA Sports Products Ltd.	98,000	982,151
Asymchem Laboratories Tianjin Co. Ltd. Class A	840	8,706
Autohome, Inc. ADR	4,800	124,560
Avary Holding Shenzhen Co. Ltd. Class A	4,100	20,373
AviChina Industry & Technology Co. Ltd. Class H (c)	185,000	91,929
Avicopter PLC Class A	2,300	12,080
BAIC BluePark New Energy Technology Co. Ltd. Class A (a)	11,000	11,987
Baidu, Inc. Class A (a)	175,250	1,865,766
Bank of Beijing Co. Ltd. Class A	38,340	32,118
Bank of Changsha Co. Ltd. Class A	4,200	5,086
Bank of Chengdu Co. Ltd. Class A	6,200	14,450
Bank of China Ltd. Class A	53,300	40,003
Bank of China Ltd. Class H	5,460,000	2,790,466
Bank of Communications Co. Ltd. Class A	51,012	53,989
Bank of Communications Co. Ltd. Class H	669,000	550,327
Bank of Hangzhou Co. Ltd. Class A	10,100	20,100
Bank of Jiangsu Co. Ltd. Class A	31,336	41,915
Bank of Nanjing Co. Ltd. Class A	17,440	25,299
Bank of Ningbo Co. Ltd. Class A	10,500	34,769
Bank of Shanghai Co. Ltd. Class A	22,608	28,177
Baoshan Iron & Steel Co. Ltd. Class A	33,300	31,751
BeiGene Ltd. (a)	53,500	752,090
Beijing Enterprises Holdings Ltd.	40,500	139,207
Beijing Enterprises Water Group Ltd.	304,000	98,229
Security Description	Shares	Value
Beijing Kingsoft Office Software, Inc. Class A	741	$28,906
Beijing New Building Materials PLC Class A	2,800	11,560
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	2,900	5,127
Beijing Roborock Technology Co. Ltd. Class A	418	12,486
Beijing Tiantan Biological Products Corp. Ltd. Class A	4,560	12,733
Beijing Tong Ren Tang Co. Ltd. Class A	3,400	18,798
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	1,785	17,132
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	74,700	62,678
Bethel Automotive Safety Systems Co. Ltd. Class A	1,260	7,653
Bilibili, Inc. Class Z (a) (c)	17,960	328,313
Bloomage Biotechnology Corp. Ltd. Class A	1,241	8,628
BOC Aviation Ltd. (b)	16,700	129,744
BOC International China Co. Ltd. Class A	5,900	8,969
BOE Technology Group Co. Ltd. Class A	58,000	34,682
Bosideng International Holdings Ltd.	308,000	153,842
BYD Co. Ltd. Class A	2,800	107,805
BYD Co. Ltd. Class H	80,000	2,745,641
BYD Electronic International Co. Ltd. (c)	61,000	330,209
C&D International Investment Group Ltd. (c)	56,134	94,376
Caitong Securities Co. Ltd. Class A	4,000	4,451
Cambricon Technologies Corp. Ltd. Class A (a)	637	57,093
Capital Securities Co. Ltd. Class A	3,700	11,088
CGN Power Co. Ltd. Class A	28,100	15,808
CGN Power Co. Ltd. Class H (b)	799,700	293,404
Changchun High-Tech Industry Group Co. Ltd. Class A	800	10,836
Changjiang Securities Co. Ltd. Class A	19,700	18,301
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	300	5,454
Chaozhou Three-Circle Group Co. Ltd. Class A	3,700	19,408
China CITIC Bank Corp. Ltd. Class H	674,000	465,938
China Coal Energy Co. Ltd. Class H (c)	153,000	182,979

See accompanying notes to financial statements.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
China Communications Services Corp. Ltd. Class H	170,000	$99,795
China Construction Bank Corp. Class A	19,900	23,826
China Construction Bank Corp. Class H	7,382,500	6,158,459
China CSSC Holdings Ltd. Class A	7,100	34,777
China Eastern Airlines Corp. Ltd. Class A (a)	39,000	21,249
China Energy Engineering Corp. Ltd. Class A	65,100	20,306
China Everbright Bank Co. Ltd. Class A	73,200	38,587
China Everbright Bank Co. Ltd. Class H	244,000	94,862
China Feihe Ltd. (b)	271,000	190,134
China Galaxy Securities Co. Ltd. Class A	14,200	29,458
China Galaxy Securities Co. Ltd. Class H	268,500	245,067
China Gas Holdings Ltd.	219,600	191,388
China Great Wall Securities Co. Ltd. Class A	8,300	9,271
China Greatwall Technology Group Co. Ltd. Class A (a)	3,600	7,145
China Hongqiao Group Ltd.	213,000	322,463
China International Capital Corp. Ltd. Class A	4,400	20,192
China International Capital Corp. Ltd. Class H (b)	117,600	194,084
China Jushi Co. Ltd. Class A	5,629	8,733
China Life Insurance Co. Ltd. Class A	4,500	25,695
China Life Insurance Co. Ltd. Class H	571,000	1,079,085
China Literature Ltd. (a) (b)	32,200	104,460
China Longyuan Power Group Corp. Ltd. Class H	252,000	208,920
China Mengniu Dairy Co. Ltd.	242,000	547,058
China Merchants Bank Co. Ltd. Class A	30,200	161,665
China Merchants Bank Co. Ltd. Class H	300,000	1,544,809
China Merchants Energy Shipping Co. Ltd. Class A	5,200	4,540
China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	10,000	19,002
China Merchants Port Holdings Co. Ltd.	101,455	180,760
China Merchants Securities Co. Ltd. Class A	13,050	34,058
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	19,012	26,518
China Minsheng Banking Corp. Ltd. Class A	41,100	23,121
Security Description	Shares	Value
China Minsheng Banking Corp. Ltd. Class H	532,700	$235,904
China National Building Material Co. Ltd. Class H (c)	334,000	152,210
China National Chemical Engineering Co. Ltd. Class A	8,900	10,050
China National Nuclear Power Co. Ltd. Class A	29,500	41,910
China National Software & Service Co. Ltd. Class A (a)	2,000	12,719
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	4,100	11,851
China Oilfield Services Ltd. Class H	138,000	125,068
China Overseas Land & Investment Ltd.	293,000	467,717
China Pacific Insurance Group Co. Ltd. Class A	10,600	49,206
China Pacific Insurance Group Co. Ltd. Class H	201,400	653,362
China Petroleum & Chemical Corp. Class A	50,400	45,859
China Petroleum & Chemical Corp. Class H	1,854,000	1,062,095
China Power International Development Ltd.	321,000	130,996
China Railway Group Ltd. Class A	33,400	29,071
China Railway Group Ltd. Class H	339,000	172,818
China Railway Signal & Communication Corp. Ltd. Class A	7,185	6,127
China Rare Earth Resources & Technology Co. Ltd. Class A	700	2,675
China Resources Beer Holdings Co. Ltd.	123,333	400,898
China Resources Gas Group Ltd.	69,200	273,933
China Resources Land Ltd.	247,000	717,030
China Resources Microelectronics Ltd. Class A	2,921	18,776
China Resources Mixc Lifestyle Services Ltd. (b)	54,600	203,135
China Resources Pharmaceutical Group Ltd. (b)	148,000	108,600
China Resources Power Holdings Co. Ltd.	146,000	354,853
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	2,470	14,918
China Ruyi Holdings Ltd. (a) (c)	460,000	145,083
China Shenhua Energy Co. Ltd. Class A	10,100	59,817
China Shenhua Energy Co. Ltd. Class H	260,000	1,124,621

See accompanying notes to financial statements.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
China Southern Airlines Co. Ltd. Class A (a)	12,800	$11,315
China State Construction Engineering Corp. Ltd. Class A	64,000	52,305
China State Construction International Holdings Ltd.	160,000	252,525
China Taiping Insurance Holdings Co. Ltd.	111,600	166,941
China Three Gorges Renewables Group Co. Ltd. Class A	42,100	25,060
China Tourism Group Duty Free Corp. Ltd. Class A	3,500	31,946
China Tower Corp. Ltd. Class H (b)	3,362,000	484,740
China United Network Communications Ltd. Class A	50,200	36,309
China Vanke Co. Ltd. Class A (a)	16,500	16,317
China Vanke Co. Ltd. Class H (a) (c)	175,300	119,380
China Yangtze Power Co. Ltd. Class A	35,905	144,520
China Zheshang Bank Co. Ltd. Class A	45,110	17,881
Chongqing Brewery Co. Ltd. Class A	900	7,726
Chongqing Changan Automobile Co. Ltd. Class A	15,594	28,378
Chongqing Rural Commercial Bank Co. Ltd. Class A	7,300	6,016
Chongqing Zhifei Biological Products Co. Ltd. Class A	5,250	18,807
Chow Tai Fook Jewellery Group Ltd.	160,800	139,314
CITIC Ltd.	447,000	529,982
CITIC Securities Co. Ltd. Class A	18,330	72,831
CITIC Securities Co. Ltd. Class H (c)	118,225	324,938
CMOC Group Ltd. Class A	31,300	28,352
CMOC Group Ltd. Class H	282,000	190,591
CNGR Advanced Material Co. Ltd. Class A	1,120	5,510
CNPC Capital Co. Ltd. Class A	14,400	13,514
Contemporary Amperex Technology Co. Ltd. Class A	6,380	231,163
COSCO SHIPPING Energy Transportation Co. Ltd. Class A	6,300	9,954
COSCO SHIPPING Energy Transportation Co. Ltd. Class H (c)	100,000	80,073
COSCO SHIPPING Holdings Co. Ltd. Class A	22,100	46,659
COSCO SHIPPING Holdings Co. Ltd. Class H	219,474	361,648
Security Description	Shares	Value
CRRC Corp. Ltd. Class A	37,612	$42,932
CRRC Corp. Ltd. Class H	325,000	209,611
CSC Financial Co. Ltd. Class A	7,600	26,657
CSPC Pharmaceutical Group Ltd.	638,240	392,740
Daqin Railway Co. Ltd. Class A	33,200	30,661
Dong-E-E-Jiao Co. Ltd. Class A	500	4,272
Dongfang Electric Corp. Ltd. Class A	5,600	12,121
Dongxing Securities Co. Ltd. Class A	11,600	17,396
East Money Information Co. Ltd. Class A	23,479	82,575
Eastroc Beverage Group Co. Ltd. Class A	780	26,404
Ecovacs Robotics Co. Ltd. Class A	1,000	6,402
Empyrean Technology Co. Ltd. Class A	800	13,196
ENN Energy Holdings Ltd.	60,500	434,983
ENN Natural Gas Co. Ltd. Class A	4,000	11,812
Eoptolink Technology, Inc. Ltd. Class A	1,600	25,189
Eve Energy Co. Ltd. Class A	3,381	21,525
Everbright Securities Co. Ltd. Class A	7,899	19,485
Everdisplay Optronics Shanghai Co. Ltd. Class A (a)	26,377	8,335
Far East Horizon Ltd.	155,000	113,138
FAW Jiefang Group Co. Ltd. Class A	2,600	2,904
Flat Glass Group Co. Ltd. Class A	3,400	9,119
Focus Media Information Technology Co. Ltd. Class A	23,500	22,503
Foshan Haitian Flavouring & Food Co. Ltd. Class A	7,194	44,978
Fosun International Ltd.	193,500	113,092
Founder Securities Co. Ltd. Class A	18,800	21,331
Foxconn Industrial Internet Co. Ltd. Class A	20,000	58,571
Fuyao Glass Industry Group Co. Ltd. Class A	2,700	22,949
Fuyao Glass Industry Group Co. Ltd. Class H (b)	46,856	337,488
Ganfeng Lithium Group Co. Ltd. Class A	1,720	8,202
GCL Technology Holdings Ltd. (a) (c)	1,617,000	224,816
GD Power Development Co. Ltd. Class A	30,500	19,027
Geely Automobile Holdings Ltd.	464,000	885,237
GEM Co. Ltd. Class A	16,700	14,854
Genscript Biotech Corp. (a) (c)	94,000	119,074
GF Securities Co. Ltd. Class A	7,100	15,677

See accompanying notes to financial statements.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Giant Biogene Holding Co. Ltd. (b)	23,800	$152,887
GigaDevice Semiconductor, Inc. Class A (a)	892	12,976
Ginlong Technologies Co. Ltd. Class A	950	7,903
GoerTek, Inc. Class A	4,800	16,875
Goldwind Science & Technology Co. Ltd. Class A	7,100	9,990
Goneo Group Co. Ltd. Class A	1,450	13,873
Gotion High-tech Co. Ltd. Class A	6,100	17,632
Great Wall Motor Co. Ltd. Class A	6,400	22,953
Great Wall Motor Co. Ltd. Class H (c)	173,500	305,101
Gree Electric Appliances, Inc. of Zhuhai Class A	5,000	30,954
GRG Banking Equipment Co. Ltd. Class A	2,300	3,653
Guangdong Haid Group Co. Ltd. Class A	2,500	16,703
Guangdong Investment Ltd.	224,000	193,492
Guanghui Energy Co. Ltd. Class A	13,500	12,376
Guangzhou Automobile Group Co. Ltd. Class A	7,200	9,160
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	2,300	8,904
Guangzhou Haige Communications Group, Inc. Co. Class A	9,200	13,760
Guangzhou Tinci Materials Technology Co. Ltd. Class A	5,420	14,559
Guolian Securities Co. Ltd. Class A	7,800	14,364
Guosen Securities Co. Ltd. Class A	10,100	15,408
Guotai Junan Securities Co. Ltd. Class A	12,000	30,484
Guoyuan Securities Co. Ltd. Class A	2,820	3,211
H World Group Ltd. ADR	15,400	508,662
Haidilao International Holding Ltd. (b) (c)	130,000	266,093
Haier Smart Home Co. Ltd. Class A	9,900	38,392
Haier Smart Home Co. Ltd. Class H	184,000	651,394
Hainan Airlines Holding Co. Ltd. Class A (a)	98,500	22,809
Hainan Airport Infrastructure Co. Ltd. Class A (a)	26,000	13,387
Haitian International Holdings Ltd.	51,000	138,531
Haitong Securities Co. Ltd. Class A	16,400	24,841
Security Description	Shares	Value
Haitong Securities Co. Ltd. Class H	203,600	$179,540
Hangzhou First Applied Material Co. Ltd. Class A	5,229	10,541
Hangzhou Silan Microelectronics Co. Ltd. Class A (a)	3,200	11,342
Hangzhou Tigermed Consulting Co. Ltd. Class A	600	4,464
Hansoh Pharmaceutical Group Co. Ltd. (b)	88,000	195,758
Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	2,900	9,022
Heilongjiang Agriculture Co. Ltd. Class A	7,600	15,269
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	2,100	4,834
Henan Shuanghui Investment & Development Co. Ltd. Class A	5,897	20,852
Hengan International Group Co. Ltd.	49,000	141,614
Hengli Petrochemical Co. Ltd. Class A	11,600	24,254
Hengtong Optic-electric Co. Ltd. Class A	4,300	10,086
Hisense Home Appliances Group Co. Ltd. Class H (c)	27,000	85,331
Hithink RoyalFlush Information Network Co. Ltd. Class A	1,000	39,161
Hoshine Silicon Industry Co. Ltd. Class A	900	6,811
Hua Hong Semiconductor Ltd. (b) (c)	50,800	141,584
Huadian Power International Corp. Ltd. Class A	13,400	10,240
Huadong Medicine Co. Ltd. Class A	4,060	19,135
Huafon Chemical Co. Ltd. Class A	14,900	16,602
Huagong Tech Co. Ltd. Class A	2,300	13,565
Huaibei Mining Holdings Co. Ltd. Class A	3,000	5,750
Hualan Biological Engineering, Inc. Class A	4,810	11,040
Huaneng Lancang River Hydropower, Inc. Class A	10,100	13,083
Huaneng Power International, Inc. Class A	17,800	16,414
Huaneng Power International, Inc. Class H	338,000	186,232
Huaqin Technology Co. Ltd. Class A	1,600	15,463
Huatai Securities Co. Ltd. Class A	11,818	28,316
Huatai Securities Co. Ltd. Class H (b)	102,300	172,784
Huaxia Bank Co. Ltd. Class A	21,500	23,458

See accompanying notes to financial statements.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Huayu Automotive Systems Co. Ltd. Class A	7,300	$17,510
Huizhou Desay Sv Automotive Co. Ltd. Class A	1,000	14,998
Humanwell Healthcare Group Co. Ltd. Class A	4,400	14,012
Hunan Valin Steel Co. Ltd. Class A	9,900	5,637
Hundsun Technologies, Inc. Class A	3,671	13,996
Hygon Information Technology Co. Ltd. Class A	3,538	72,186
IEIT Systems Co. Ltd. Class A	1,848	13,059
Iflytek Co. Ltd. Class A	3,750	24,682
Imeik Technology Development Co. Ltd. Class A	240	5,966
Industrial & Commercial Bank of China Ltd. Class A	97,542	91,942
Industrial & Commercial Bank of China Ltd. Class H	5,317,000	3,566,136
Industrial Bank Co. Ltd. Class A	28,399	74,116
Industrial Securities Co. Ltd. Class A	24,600	20,976
Ingenic Semiconductor Co. Ltd. Class A	700	6,503
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (a)	75,300	19,078
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	5,100	13,602
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	11,100	7,953
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	10,000	41,109
Inner Mongolia Yitai Coal Co. Ltd. Class B	85,600	176,593
Innovent Biologics, Inc. (a) (b)	92,500	435,829
Isoftstone Information Technology Group Co. Ltd. Class A	1,800	14,395
JA Solar Technology Co. Ltd. Class A	7,280	13,635
JCET Group Co. Ltd. Class A	2,200	12,244
JD Health International, Inc. (a) (b)	87,200	315,440
JD Logistics, Inc. (a) (b)	149,300	246,016
JD.com, Inc. Class A	189,172	3,311,992
Jiangsu Eastern Shenghong Co. Ltd. Class A	15,100	16,886
Jiangsu Expressway Co. Ltd. Class H	92,000	101,618
Jiangsu Hengli Hydraulic Co. Ltd. Class A	2,664	19,149
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	10,044	62,796
Jiangsu King's Luck Brewery JSC Ltd. Class A	2,700	16,634
Security Description	Shares	Value
Jiangsu Yanghe Distillery Co. Ltd. Class A	2,300	$26,169
Jiangsu Yoke Technology Co. Ltd. Class A	1,200	9,472
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	3,200	15,905
Jiangsu Zhongtian Technology Co. Ltd. Class A	8,400	16,385
Jiangxi Copper Co. Ltd. Class A	5,100	14,338
Jiangxi Copper Co. Ltd. Class H	88,000	141,154
Jinduicheng Molybdenum Co. Ltd. Class A	7,400	10,140
Jinko Solar Co. Ltd. Class A	15,328	14,845
Jointown Pharmaceutical Group Co. Ltd. Class A	6,379	4,449
Juneyao Airlines Co. Ltd. Class A	5,000	9,331
Kanzhun Ltd. ADR (a)	20,000	276,000
KE Holdings, Inc. ADR	49,100	904,422
Kingdee International Software Group Co. Ltd. (a)	236,000	259,152
Kingsoft Corp. Ltd.	72,400	313,630
Kuaishou Technology (a) (b)	205,300	1,092,844
Kuang-Chi Technologies Co. Ltd. Class A	2,400	15,626
Kunlun Energy Co. Ltd.	296,000	320,084
Kunlun Tech Co. Ltd. Class A	2,700	14,152
Kweichow Moutai Co. Ltd. Class A	1,899	394,208
LB Group Co. Ltd. Class A	3,500	8,424
Lenovo Group Ltd.	622,000	807,132
Lens Technology Co. Ltd. Class A	9,100	27,146
Li Auto, Inc. Class A (a)	95,100	1,150,193
Li Ning Co. Ltd.	177,000	375,056
Liaoning Port Co. Ltd. Class A	42,900	10,109
Lingyi iTech Guangdong Co. Class A	10,200	11,115
Longfor Group Holdings Ltd. (b)	163,378	210,323
LONGi Green Energy Technology Co. Ltd. Class A	13,624	29,154
Loongson Technology Corp. Ltd. Class A (a)	649	11,694
Luxshare Precision Industry Co. Ltd. Class A	10,971	60,911
Luzhou Laojiao Co. Ltd. Class A	1,800	30,697
Mango Excellent Media Co. Ltd. Class A	3,540	12,966
Maxscend Microelectronics Co. Ltd. Class A	1,184	14,466
Meituan Class B (a) (b)	380,030	7,421,591
Metallurgical Corp. of China Ltd. Class A	43,900	19,733
Midea Group Co. Ltd. (a)	21,900	212,996
Midea Group Co. Ltd. Class A	5,500	56,352
MINISO Group Holding Ltd. ADR (c)	7,298	174,349

See accompanying notes to financial statements.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
MMG Ltd. (a)	336,000	$110,732
Montage Technology Co. Ltd. Class A	2,014	18,627
Muyuan Foods Co. Ltd. Class A	6,876	36,003
Nanjing Securities Co. Ltd. Class A	8,400	9,909
NARI Technology Co. Ltd. Class A	12,541	43,082
National Silicon Industry Group Co. Ltd. Class A	6,226	15,960
NAURA Technology Group Co. Ltd. Class A	800	42,607
NetEase, Inc.	148,525	2,646,240
NetEase, Inc. ADR	1	89
New China Life Insurance Co. Ltd. Class A	4,400	29,787
New China Life Insurance Co. Ltd. Class H	71,100	216,011
New Hope Liuhe Co. Ltd. Class A (a)	10,100	12,354
New Oriental Education & Technology Group, Inc.	113,200	713,334
Ninestar Corp. Class A (a)	3,800	14,581
Ningbo Deye Technology Co. Ltd. Class A	1,260	14,554
Ningbo Orient Wires & Cables Co. Ltd. Class A	500	3,579
Ningbo Sanxing Medical Electric Co. Ltd. Class A	2,800	11,732
Ningbo Tuopu Group Co. Ltd. Class A	3,770	25,162
Ningxia Baofeng Energy Group Co. Ltd. Class A	12,300	28,214
NIO, Inc. Class A (a) (c)	109,870	492,212
Nongfu Spring Co. Ltd. Class H (b) (c)	155,200	678,305
Oppein Home Group, Inc. Class A	1,680	15,776
Orient Securities Co. Ltd. Class A	15,292	21,996
Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A (a)	21,100	8,277
PDD Holdings, Inc. ADR (a)	53,200	5,159,868
People's Insurance Co. Group of China Ltd. Class A	19,600	20,344
People's Insurance Co. Group of China Ltd. Class H	652,000	324,827
PetroChina Co. Ltd. Class A	33,900	41,281
PetroChina Co. Ltd. Class H	1,608,000	1,264,797
Pharmaron Beijing Co. Ltd. Class A	4,275	14,965
PICC Property & Casualty Co. Ltd. Class H	529,000	834,910
Ping An Bank Co. Ltd. Class A	30,000	47,810
Ping An Insurance Group Co. of China Ltd. Class A	16,600	119,048
Security Description	Shares	Value
Ping An Insurance Group Co. of China Ltd. Class H (c)	513,500	$3,044,133
Piotech, Inc. Class A	630	13,187
Poly Developments & Holdings Group Co. Ltd. Class A	20,200	24,378
Pop Mart International Group Ltd. (b)	41,200	475,490
Postal Savings Bank of China Co. Ltd. Class A	47,500	36,750
Postal Savings Bank of China Co. Ltd. Class H (b) (c)	598,000	352,582
Power Construction Corp. of China Ltd. Class A	29,600	22,014
Qifu Technology, Inc. ADR	8,900	341,582
Qinghai Salt Lake Industry Co. Ltd. Class A (a)	9,200	20,627
Range Intelligent Computing Technology Group Co. Ltd. Class A	2,600	18,402
Rockchip Electronics Co. Ltd. Class A	800	11,993
Rongsheng Petrochemical Co. Ltd. Class A	15,955	19,668
SAIC Motor Corp. Ltd. Class A	12,400	35,064
Sailun Group Co. Ltd. Class A	7,600	14,835
Sanan Optoelectronics Co. Ltd. Class A	11,500	19,064
Sany Heavy Industry Co. Ltd. Class A	12,455	27,959
Satellite Chemical Co. Ltd. Class A	7,186	18,392
SDIC Capital Co. Ltd. Class A	14,600	14,955
SDIC Power Holdings Co. Ltd. Class A	11,000	24,902
Seres Group Co. Ltd. Class A	1,800	32,705
SF Holding Co. Ltd. Class A	5,700	31,289
SG Micro Corp. Class A	877	9,769
Shaanxi Coal Industry Co. Ltd. Class A	12,200	38,653
Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	5,000	4,829
Shandong Gold Mining Co. Ltd. Class A	3,028	9,334
Shandong Gold Mining Co. Ltd. Class H (b) (c)	57,750	93,376
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	4,250	12,510
Shandong Linglong Tyre Co. Ltd. Class A	4,800	11,795
Shandong Nanshan Aluminum Co. Ltd. Class A	28,089	14,960
Shandong Sun Paper Industry JSC Ltd. Class A	3,900	7,899
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	198,800	117,725
Shanghai Baosight Software Co. Ltd. Class A	3,000	11,957

See accompanying notes to financial statements.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Shanghai Baosight Software Co. Ltd. Class B	54,878	$88,079
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	259	6,853
Shanghai Electric Group Co. Ltd. Class A (a)	19,800	21,873
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	4,820	16,315
Shanghai International Airport Co. Ltd. Class A	2,968	13,806
Shanghai Lingang Holdings Corp. Ltd. Class A	6,900	9,493
Shanghai M&G Stationery, Inc. Class A	1,600	6,593
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	2,700	7,723
Shanghai Pharmaceuticals Holding Co. Ltd. Class H (c)	56,600	91,954
Shanghai Pudong Development Bank Co. Ltd. Class A	44,800	62,793
Shanghai Putailai New Energy Technology Co. Ltd. Class A	6,554	14,203
Shanghai RAAS Blood Products Co. Ltd. Class A	2,800	2,754
Shanghai Rural Commercial Bank Co. Ltd. Class A	22,000	25,502
Shanghai United Imaging Healthcare Co. Ltd. Class A	1,465	25,223
Shanjin International Gold Co. Ltd. Class A	3,460	7,244
Shanxi Coal International Energy Group Co. Ltd. Class A	4,500	7,251
Shanxi Coking Coal Energy Group Co. Ltd. Class A	13,200	14,815
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	4,600	8,998
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	1,580	39,645
Shenergy Co. Ltd. Class A	11,200	14,478
Shengyi Technology Co. Ltd. Class A	6,000	19,655
Shennan Circuits Co. Ltd. Class A	960	16,345
Shenwan Hongyuan Group Co. Ltd. Class A	41,500	30,242
Shenzhen Capchem Technology Co. Ltd. Class A	1,000	5,100
Shenzhen Energy Group Co. Ltd. Class A	12,700	11,210
Shenzhen Inovance Technology Co. Ltd. Class A	3,350	26,731
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	1,700	59,048
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	1,200	11,581
Security Description	Shares	Value
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	3,600	$15,167
Shenzhen Transsion Holdings Co. Ltd. Class A	2,021	26,152
Shenzhou International Group Holdings Ltd.	62,500	498,845
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	5,400	11,776
Sichuan Chuantou Energy Co. Ltd. Class A	10,000	23,497
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	2,300	9,377
Sichuan Road & Bridge Group Co. Ltd. Class A	13,300	13,189
Sieyuan Electric Co. Ltd. Class A	1,200	11,883
Silergy Corp.	25,000	307,691
Sinolink Securities Co. Ltd. Class A	8,500	10,108
Sinopharm Group Co. Ltd. Class H	101,600	278,591
Sinotruk Hong Kong Ltd.	50,500	148,224
Smoore International Holdings Ltd. (b) (c)	148,000	253,400
SooChow Securities Co. Ltd. Class A	15,600	16,574
Southwest Securities Co. Ltd. Class A	3,100	1,972
Spring Airlines Co. Ltd. Class A	2,200	17,282
Sungrow Power Supply Co. Ltd. Class A	3,500	35,198
Sunny Optical Technology Group Co. Ltd.	54,900	486,597
Sunwoda Electronic Co. Ltd. Class A	1,700	5,166
SUPCON Technology Co. Ltd. Class A	1,654	11,190
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	2,700	10,739
Suzhou Maxwell Technologies Co. Ltd. Class A	921	13,191
Suzhou TFC Optical Communication Co. Ltd. Class A	1,260	15,680
TAL Education Group ADR (a)	31,900	319,638
TBEA Co. Ltd. Class A	12,073	20,951
TCL Technology Group Corp. Class A	33,220	22,761
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	11,250	13,592
Tencent Holdings Ltd.	498,500	26,760,535
Tencent Music Entertainment Group ADR	57,900	657,165
Tianqi Lithium Corp. Class A	3,600	16,182

See accompanying notes to financial statements.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Tianshan Aluminum Group Co. Ltd. Class A	3,000	$3,216
Tianshui Huatian Technology Co. Ltd. Class A	9,100	14,391
Tingyi Cayman Islands Holding Corp.	148,000	192,813
Tongcheng Travel Holdings Ltd.	100,400	235,233
TongFu Microelectronics Co. Ltd. Class A	1,500	6,038
Tongkun Group Co. Ltd. Class A	7,400	11,894
Tongling Nonferrous Metals Group Co. Ltd. Class A	17,900	7,875
Tongwei Co. Ltd. Class A	7,500	22,587
TravelSky Technology Ltd. Class H	77,000	103,090
Trina Solar Co. Ltd. Class A	6,219	16,349
Trip.com Group Ltd. (a)	47,367	3,292,784
Tsingtao Brewery Co. Ltd. Class A	1,500	16,533
Tsingtao Brewery Co. Ltd. Class H	48,000	350,981
Unigroup Guoxin Microelectronics Co. Ltd. Class A	2,379	20,859
Unisplendour Corp. Ltd. Class A	5,360	20,319
Vipshop Holdings Ltd. ADR	25,688	346,017
Wanhua Chemical Group Co. Ltd. Class A	5,000	48,594
Want Want China Holdings Ltd.	349,000	204,873
Weichai Power Co. Ltd. Class A	11,000	20,527
Weichai Power Co. Ltd. Class H	145,000	221,757
Weihai Guangwei Composites Co. Ltd. Class A	1,280	6,041
Wens Foodstuff Group Co. Ltd. Class A	6,640	14,932
Western Mining Co. Ltd. Class A	5,400	11,820
Western Securities Co. Ltd. Class A	14,600	16,208
Western Superconducting Technologies Co. Ltd. Class A	1,083	6,317
Will Semiconductor Co. Ltd. Shanghai Class A	2,275	32,355
Wingtech Technology Co. Ltd. Class A	3,000	15,847
Wintime Energy Group Co. Ltd. Class A	50,600	11,786
Wuhan Guide Infrared Co. Ltd. Class A	13,249	13,409
Wuliangye Yibin Co. Ltd. Class A	5,700	108,728
WUS Printed Circuit Kunshan Co. Ltd. Class A	4,180	22,575
WuXi AppTec Co. Ltd. Class A	4,733	35,484
WuXi AppTec Co. Ltd. Class H (b) (c)	22,991	167,224
Wuxi Biologics Cayman, Inc. (a) (b)	272,500	616,005
Security Description	Shares	Value
XCMG Construction Machinery Co. Ltd. Class A	19,700	$21,279
Xiamen C & D, Inc. Class A	11,400	16,336
Xiamen Tungsten Co. Ltd. Class A	4,600	12,074
Xiaomi Corp. Class B (a) (b)	1,176,900	5,226,997
Xinjiang Daqo New Energy Co. Ltd. Class A	4,059	13,347
Xinyi Solar Holdings Ltd. (c)	394,089	159,301
XPeng, Inc. Class A (a)	93,900	563,911
Yadea Group Holdings Ltd. (b) (c)	94,238	156,983
Yankuang Energy Group Co. Ltd. Class A	3,295	6,360
Yankuang Energy Group Co. Ltd. Class H (c)	250,000	288,043
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	600	3,023
Yealink Network Technology Corp. Ltd. Class A	3,500	18,402
Yifeng Pharmacy Chain Co. Ltd. Class A	2,139	7,030
Yihai Kerry Arawana Holdings Co. Ltd. Class A	2,900	12,881
Yonyou Network Technology Co. Ltd. Class A (a)	6,878	10,053
Youngor Fashion Co. Ltd. Class A	5,400	6,546
YTO Express Group Co. Ltd. Class A	1,500	2,899
Yum China Holdings, Inc.	29,300	1,411,381
Yunnan Aluminium Co. Ltd. Class A	5,200	9,583
Yunnan Baiyao Group Co. Ltd. Class A	3,078	25,135
Yunnan Energy New Material Co. Ltd. Class A	2,400	10,458
Yunnan Tin Co. Ltd. Class A	1,400	2,675
Yunnan Yuntianhua Co. Ltd. Class A	2,500	7,594
Yutong Bus Co. Ltd. Class A	5,000	17,966
Zangge Mining Co. Ltd. Class A	1,600	6,043
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	1,000	29,217
Zhaojin Mining Industry Co. Ltd. Class H (c)	120,500	170,017
Zhejiang China Commodities City Group Co. Ltd. Class A	13,400	24,476
Zhejiang Chint Electrics Co. Ltd. Class A	5,100	16,262
Zhejiang Dahua Technology Co. Ltd. Class A	7,500	16,345
Zhejiang Dingli Machinery Co. Ltd. Class A	160	1,406
Zhejiang Expressway Co. Ltd. Class H	124,840	89,838

See accompanying notes to financial statements.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	5,830	$14,191
Zhejiang Huayou Cobalt Co. Ltd. Class A	3,880	15,464
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	3,100	13,470
Zhejiang Juhua Co. Ltd. Class A	4,200	13,799
Zhejiang Leapmotor Technology Co. Ltd. (a) (b)	40,000	167,612
Zhejiang Longsheng Group Co. Ltd. Class A	7,400	10,372
Zhejiang NHU Co. Ltd. Class A	6,516	19,500
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	4,100	13,130
Zhejiang Supor Co. Ltd. Class A	1,300	9,422
Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	4,200	10,841
Zhejiang Weiming Environment Protection Co. Ltd. Class A	4,330	12,757
Zhejiang Zheneng Electric Power Co. Ltd. Class A	7,600	5,859
Zheshang Securities Co. Ltd. Class A	11,100	18,506
Zhongji Innolight Co. Ltd. Class A	1,960	32,974
Zhongjin Gold Corp. Ltd. Class A	11,000	18,025
Zhongsheng Group Holdings Ltd.	66,500	119,509
Zhongtai Securities Co. Ltd. Class A	14,300	12,797
Zhuzhou CRRC Times Electric Co. Ltd. Class H	39,000	164,677
Zijin Mining Group Co. Ltd. Class A	27,000	55,607
Zijin Mining Group Co. Ltd. Class H	432,000	786,370
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	17,400	17,136
ZTE Corp. Class A	6,500	35,769
ZTE Corp. Class H	60,200	188,707
ZTO Express Cayman, Inc.	32,600	634,965
		147,619,046
COLOMBIA — 0.1%
Bancolombia SA	20,314	173,374
Bancolombia SA Preference Shares	35,385	282,563
Interconexion Electrica SA ESP	34,432	130,521
		586,458
CZECH REPUBLIC — 0.1%
CEZ AS	12,369	486,886
Komercni Banka AS	5,641	197,126
Moneta Money Bank AS (b)	18,278	93,074
		777,086
Security Description	Shares	Value
EGYPT — 0.1%
Commercial International Bank - Egypt (CIB)	171,281	$264,520
Eastern Co. SAE	115,508	67,037
Talaat Moustafa Group	72,933	80,351
		411,908
GREECE — 0.5%
Alpha Services & Holdings SA	172,179	288,297
Eurobank Ergasias Services & Holdings SA Class A	198,189	457,651
FF Group (a) (d)	3,869	—
Hellenic Telecommunications Organization SA	12,340	190,138
Jumbo SA	8,923	236,169
Metlen Energy & Metals SA	8,254	286,496
National Bank of Greece SA	67,054	531,868
OPAP SA	13,827	224,790
Piraeus Financial Holdings SA	79,993	318,906
Public Power Corp. SA	16,269	207,886
		2,742,201
HONG KONG — 0.1%
China Huishan Dairy Holdings Co. Ltd. (a) (d)	406,100	—
Orient Overseas International Ltd.	10,500	155,581
Sino Biopharmaceutical Ltd.	808,000	332,855
		488,436
HUNGARY — 0.2%
MOL Hungarian Oil & Gas PLC	30,576	210,413
OTP Bank Nyrt	17,241	942,079
Richter Gedeon Nyrt	10,493	274,802
		1,427,294
INDIA — 18.6%
ABB India Ltd.	4,064	328,118
Adani Enterprises Ltd.	11,183	330,296
Adani Green Energy Ltd. (a)	15,454	187,855
Adani Ports & Special Economic Zone Ltd.	41,034	590,057
Adani Power Ltd. (a)	43,426	268,554
Alkem Laboratories Ltd.	3,130	205,973
Ambuja Cements Ltd.	46,764	292,665
APL Apollo Tubes Ltd.	13,387	245,220
Apollo Hospitals Enterprise Ltd.	7,629	650,174
Ashok Leyland Ltd.	110,431	284,417
Asian Paints Ltd.	29,202	778,146
Astral Ltd.	10,341	199,570
AU Small Finance Bank Ltd. (b)	29,123	190,188
Aurobindo Pharma Ltd.	19,618	305,795
Avenue Supermarts Ltd. (a) (b)	12,278	510,810
Axis Bank Ltd.	175,350	2,180,668
Bajaj Auto Ltd.	5,078	521,870
Bajaj Finance Ltd.	21,410	1,706,273
Bajaj Finserv Ltd.	29,185	534,552
Bajaj Holdings & Investment Ltd.	1,993	276,711

See accompanying notes to financial statements.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Balkrishna Industries Ltd.	6,192	$210,472
Bank of Baroda	77,119	216,682
Bharat Electronics Ltd.	278,094	952,222
Bharat Forge Ltd.	19,696	298,958
Bharat Heavy Electricals Ltd.	78,276	209,739
Bharat Petroleum Corp. Ltd.	114,724	391,888
Bharti Airtel Ltd.	196,150	3,637,700
Bosch Ltd.	552	219,863
Britannia Industries Ltd.	8,265	459,787
BSE Ltd.	4,980	309,769
Canara Bank	145,065	169,645
CG Power & Industrial Solutions Ltd.	47,028	399,893
Cholamandalam Investment & Finance Co. Ltd.	32,207	446,142
Cipla Ltd.	40,451	722,426
Coal India Ltd.	140,532	630,569
Colgate-Palmolive India Ltd.	10,542	330,080
Container Corp. of India Ltd.	18,146	167,018
Cummins India Ltd.	10,584	404,748
Dabur India Ltd.	40,041	237,121
Divi's Laboratories Ltd.	9,115	649,318
Dixon Technologies India Ltd.	2,539	531,927
DLF Ltd.	56,262	542,092
Dr. Reddy's Laboratories Ltd.	45,001	729,835
Eicher Motors Ltd.	10,383	584,787
GAIL India Ltd.	173,996	388,136
GMR Airports Ltd. (a)	195,153	179,074
Godrej Consumer Products Ltd.	31,257	395,049
Godrej Properties Ltd. (a)	11,605	377,712
Grasim Industries Ltd.	19,968	569,720
Havells India Ltd.	18,928	370,341
HCL Technologies Ltd.	73,011	1,635,150
HDFC Asset Management Co. Ltd. (b)	7,231	354,655
HDFC Bank Ltd.	433,422	8,975,103
HDFC Life Insurance Co. Ltd. (b)	73,362	528,747
Hero MotoCorp Ltd.	9,084	441,458
Hindalco Industries Ltd.	102,413	720,664
Hindustan Aeronautics Ltd.	15,252	744,369
Hindustan Petroleum Corp. Ltd.	73,602	351,402
Hindustan Unilever Ltd.	63,208	1,717,896
ICICI Bank Ltd.	400,308	5,992,668
ICICI Lombard General Insurance Co. Ltd. (b)	18,255	381,193
ICICI Prudential Life Insurance Co. Ltd. (b)	26,900	205,755
IDFC First Bank Ltd. (a)	278,446	205,353
Indian Hotels Co. Ltd.	65,092	667,200
Indian Oil Corp. Ltd.	213,186	339,673
Indian Railway Catering & Tourism Corp. Ltd.	19,421	178,504
Indus Towers Ltd. (a)	89,262	356,365
IndusInd Bank Ltd.	21,688	243,229
Info Edge India Ltd.	5,498	557,241
Infosys Ltd.	255,010	5,599,787
Security Description	Shares	Value
InterGlobe Aviation Ltd. (a) (b)	14,578	$775,481
ITC Ltd.	230,861	1,304,182
Jindal Stainless Ltd.	26,374	215,394
Jindal Steel & Power Ltd.	30,680	333,520
Jio Financial Services Ltd. (a)	219,470	765,714
JSW Energy Ltd.	32,805	246,247
JSW Steel Ltd.	46,723	491,987
Jubilant Foodworks Ltd.	28,916	242,538
Kalyan Jewellers India Ltd.	30,926	276,790
Kotak Mahindra Bank Ltd.	84,047	1,753,365
Larsen & Toubro Ltd.	51,610	2,174,777
LTIMindtree Ltd. (b)	5,578	363,939
Lupin Ltd.	17,590	483,997
Macrotech Developers Ltd. (b)	22,952	372,481
Mahindra & Mahindra Ltd.	71,649	2,516,602
Mankind Pharma Ltd. (a)	7,504	252,466
Marico Ltd.	40,138	299,815
Maruti Suzuki India Ltd.	9,585	1,215,666
Max Healthcare Institute Ltd.	59,896	789,262
Mphasis Ltd.	8,087	268,944
MRF Ltd.	177	270,078
Muthoot Finance Ltd.	9,334	232,893
Nestle India Ltd.	25,631	649,668
NHPC Ltd.	225,367	212,406
NMDC Ltd.	230,133	177,195
NTPC Ltd.	332,718	1,295,488
Oberoi Realty Ltd.	9,526	257,194
Oil & Natural Gas Corp. Ltd.	239,205	668,465
Oil India Ltd.	36,615	184,222
Oracle Financial Services Software Ltd.	1,614	241,108
Page Industries Ltd.	460	255,293
PB Fintech Ltd. (a)	24,456	602,404
Persistent Systems Ltd.	8,354	630,128
Petronet LNG Ltd.	56,110	226,894
Phoenix Mills Ltd.	14,964	285,599
PI Industries Ltd.	5,655	243,446
Pidilite Industries Ltd.	11,762	398,999
Polycab India Ltd.	3,953	335,782
Power Finance Corp. Ltd.	114,509	599,872
Power Grid Corp. of India Ltd.	357,637	1,289,542
Prestige Estates Projects Ltd.	12,912	255,484
Punjab National Bank	177,451	213,031
Rail Vikas Nigam Ltd.	39,025	192,678
REC Ltd.	101,523	593,743
Reliance Industries Ltd.	467,465	6,636,555
Samvardhana Motherson International Ltd.	238,742	435,355
SBI Cards & Payment Services Ltd.	22,186	172,030
SBI Life Insurance Co. Ltd. (b)	34,202	555,454
Shree Cement Ltd.	674	202,279
Shriram Finance Ltd.	21,725	733,139
Siemens Ltd.	6,842	522,342
Solar Industries India Ltd.	2,030	231,973

See accompanying notes to financial statements.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Sona Blw Precision Forgings Ltd. (b)	33,504	$232,768
SRF Ltd.	10,009	261,636
State Bank of India	137,270	1,274,594
Sun Pharmaceutical Industries Ltd.	73,780	1,625,614
Sundaram Finance Ltd.	4,987	241,370
Supreme Industries Ltd.	4,845	266,011
Suzlon Energy Ltd. (a)	737,285	535,824
Tata Communications Ltd.	9,113	181,315
Tata Consultancy Services Ltd.	69,257	3,312,477
Tata Consumer Products Ltd.	44,776	478,388
Tata Elxsi Ltd.	2,564	203,546
Tata Motors Ltd.	154,556	1,336,171
Tata Power Co. Ltd.	123,224	564,782
Tata Steel Ltd.	569,943	919,019
Tech Mahindra Ltd.	41,363	824,325
Thermax Ltd.	3,335	157,365
Titan Co. Ltd.	27,035	1,027,276
Torrent Pharmaceuticals Ltd.	7,661	300,668
Torrent Power Ltd.	12,607	218,813
Trent Ltd.	13,906	1,157,026
Tube Investments of India Ltd.	8,018	334,927
TVS Motor Co. Ltd.	18,160	502,395
UltraTech Cement Ltd.	8,883	1,185,560
Union Bank of India Ltd.	119,852	168,508
United Spirits Ltd.	21,906	415,904
UPL Ltd.	33,298	194,855
UPL Ltd. (a)	4,162	10,965
Varun Beverages Ltd.	87,649	653,679
Vedanta Ltd.	103,593	537,786
Vodafone Idea Ltd. (a)	1,787,042	165,734
Voltas Ltd.	16,167	338,008
Wipro Ltd.	201,533	710,549
Yes Bank Ltd. (a)	1,091,843	249,834
Zomato Ltd. (a)	509,322	1,654,138
Zydus Lifesciences Ltd.	18,835	213,774
		113,916,547
INDONESIA — 1.4%
Alamtri Resources Indonesia Tbk. PT	1,037,600	156,249
Amman Mineral Internasional PT (a)	499,900	262,196
Astra International Tbk. PT	1,530,600	465,278
Bank Central Asia Tbk. PT	4,261,500	2,561,666
Bank Mandiri Persero Tbk. PT	2,844,200	1,001,168
Bank Negara Indonesia Persero Tbk. PT	1,124,300	302,580
Bank Rakyat Indonesia Persero Tbk. PT	5,200,713	1,312,912
Barito Pacific Tbk. PT	1,723,042	97,984
Chandra Asri Pacific Tbk. PT	591,400	275,583
Charoen Pokphand Indonesia Tbk. PT	589,500	174,341
GoTo Gojek Tokopedia Tbk. PT (a)	69,138,500	298,436
Security Description	Shares	Value
Indah Kiat Pulp & Paper Tbk. PT	207,500	$87,443
Indofood CBP Sukses Makmur Tbk. PT	183,600	129,758
Indofood Sukses Makmur Tbk. PT	327,100	156,488
Kalbe Farma Tbk. PT	1,698,100	143,487
Merdeka Copper Gold Tbk. PT (a)	815,524	81,688
Sumber Alfaria Trijaya Tbk. PT	1,433,600	253,853
Telkom Indonesia Persero Tbk. PT	3,818,100	639,096
Unilever Indonesia Tbk. PT	577,400	67,670
United Tractors Tbk. PT	115,800	192,640
		8,660,516
KUWAIT — 0.7%
Boubyan Bank KSCP	109,450	199,161
Gulf Bank KSCP	152,632	161,395
Kuwait Finance House KSCP	786,990	1,904,296
Mabanee Co. KPSC	51,826	128,094
Mobile Telecommunications Co. KSCP	145,813	221,818
National Bank of Kuwait SAKP	607,991	1,766,980
		4,381,744
LUXEMBOURG — 0.0% (e)
Reinet Investments SCA	10,272	243,414
MALAYSIA — 1.5%
AMMB Holdings Bhd.	184,900	226,602
Axiata Group Bhd.	216,093	120,334
CelcomDigi Bhd.	262,400	212,432
CIMB Group Holdings Bhd.	575,636	1,055,622
Gamuda Bhd.	309,648	328,241
Genting Bhd.	165,600	142,953
Genting Malaysia Bhd.	216,900	109,626
Hong Leong Bank Bhd.	50,500	232,200
IHH Healthcare Bhd.	165,300	269,862
Inari Amertron Bhd.	221,800	151,785
IOI Corp. Bhd.	200,400	173,891
Kuala Lumpur Kepong Bhd.	39,598	193,053
Malayan Banking Bhd.	413,077	945,971
Malaysia Airports Holdings Bhd.	72,680	171,968
Maxis Bhd.	181,300	147,992
MISC Bhd.	107,000	181,863
Mr. DIY Group M Bhd. (b)	259,250	107,260
Nestle Malaysia Bhd.	5,400	120,741
Petronas Chemicals Group Bhd.	221,000	255,523
Petronas Dagangan Bhd.	23,300	100,672
Petronas Gas Bhd.	59,300	234,468
PPB Group Bhd.	51,020	141,485
Press Metal Aluminium Holdings Bhd.	291,200	319,105
Public Bank Bhd.	1,120,000	1,142,167
QL Resources Bhd.	130,050	138,441
RHB Bank Bhd.	113,751	164,845
SD Guthrie Bhd.	159,036	176,055
Sime Darby Bhd.	198,769	104,908

See accompanying notes to financial statements.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Sunway Bhd.	168,000	$179,966
Telekom Malaysia Bhd.	91,961	136,764
Tenaga Nasional Bhd.	224,000	748,420
YTL Corp. Bhd.	265,400	158,474
YTL Power International Bhd.	197,100	194,830
		9,088,519
MEXICO — 1.8%
Alfa SAB de CV Class A (c)	279,271	202,676
America Movil SAB de CV (c)	1,408,721	1,012,871
Arca Continental SAB de CV (c)	39,800	330,647
Cemex SAB de CV (c)	1,166,217	655,104
Coca-Cola Femsa SAB de CV (c)	39,535	308,005
Fibra Uno Administracion SA de CV REIT	226,458	225,666
Fomento Economico Mexicano SAB de CV (c)	134,180	1,146,736
Gruma SAB de CV Class B (c)	14,445	226,407
Grupo Aeroportuario del Centro Norte SAB de CV (c)	22,200	191,606
Grupo Aeroportuario del Pacifico SAB de CV Class B (c)	29,585	521,532
Grupo Aeroportuario del Sureste SAB de CV Class B	13,550	348,435
Grupo Bimbo SAB de CV (c)	100,115	265,975
Grupo Carso SAB de CV (c)	43,904	243,414
Grupo Comercial Chedraui SA de CV (c)	21,300	128,357
Grupo Financiero Banorte SAB de CV Class O (c)	199,603	1,286,064
Grupo Financiero Inbursa SAB de CV Class O (a) (c)	143,526	299,508
Grupo Mexico SAB de CV	237,336	1,129,223
Industrias Penoles SAB de CV (a) (c)	15,395	197,095
Kimberly-Clark de Mexico SAB de CV Class A (c)	110,789	156,651
Operadora De Sites Mexicanos SAB de CV Class A-1 (c)	100,700	60,005
Prologis Property Mexico SA de CV REIT	82,288	229,181
Promotora y Operadora de Infraestructura SAB de CV (c)	14,880	126,402
Southern Copper Corp.	6,613	602,643
Wal-Mart de Mexico SAB de CV	398,794	1,052,761
		10,946,964
PERU — 0.2%
Cia de Minas Buenaventura SAA ADR	12,100	139,392
Credicorp Ltd.	5,200	953,264
		1,092,656
PHILIPPINES — 0.5%
Ayala Corp.	19,835	204,361
Ayala Land, Inc.	511,700	230,313
Bank of the Philippine Islands	139,991	295,253
Security Description	Shares	Value
BDO Unibank, Inc.	182,818	$452,250
International Container Terminal Services, Inc.	78,780	525,699
JG Summit Holdings, Inc.	217,550	76,897
Jollibee Foods Corp.	33,400	154,890
Manila Electric Co.	22,390	188,890
Metropolitan Bank & Trust Co.	132,847	164,507
PLDT, Inc.	6,026	134,707
SM Investments Corp.	16,470	254,389
SM Prime Holdings, Inc.	773,300	333,977
Universal Robina Corp.	63,880	86,901
		3,103,034
POLAND — 0.8%
Alior Bank SA	6,775	141,074
Allegro.eu SA (a) (b)	44,896	294,174
Bank Polska Kasa Opieki SA	13,919	465,222
Budimex SA	995	112,458
CD Projekt SA	4,843	224,598
Dino Polska SA (a) (b)	3,766	355,393
KGHM Polska Miedz SA	10,760	299,779
LPP SA	86	323,548
mBank SA (a)	1,102	146,540
ORLEN SA	43,914	503,322
PGE Polska Grupa Energetyczna SA (a)	72,259	106,396
Powszechna Kasa Oszczednosci Bank Polski SA	66,897	968,349
Powszechny Zaklad Ubezpieczen SA	45,787	508,552
Santander Bank Polska SA	3,075	341,315
		4,790,720
QATAR — 0.8%
Barwa Real Estate Co.	168,092	130,651
Commercial Bank PSQC	252,941	302,195
Dukhan Bank	136,070	138,088
Industries Qatar QSC	114,275	416,487
Masraf Al Rayan QSC	456,954	309,112
Mesaieed Petrochemical Holding Co.	413,905	169,950
Ooredoo QPSC	63,993	202,999
Qatar Electricity & Water Co. QSC	33,938	146,341
Qatar Fuel QSC	47,823	197,019
Qatar Gas Transport Co. Ltd.	208,491	237,580
Qatar International Islamic Bank QSC	73,645	220,470
Qatar Islamic Bank QPSC	136,497	800,762
Qatar National Bank QPSC	354,989	1,685,735
		4,957,389
ROMANIA — 0.1%
NEPI Rockcastle NV	46,510	340,112
RUSSIA — 0.0%
Alrosa PJSC (d)	308,085	—
Gazprom PJSC (a) (d)	1,420,638	—

See accompanying notes to financial statements.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
GMK Norilskiy Nickel PAO (a) (d)	757,200	$—
Inter RAO UES PJSC (d)	4,533,728	—
LUKOIL PJSC (d)	49,922	—
Mobile TeleSystems PJSC (d)	13,301	—
Mobile TeleSystems PJSC ADR (a) (d)	48,094	—
Moscow Exchange MICEX-RTS PJSC (d)	172,751	—
Novatek PJSC (d)	91,850	—
Novatek PJSC GDR (a) (d)	930	—
Novolipetsk Steel PJSC (d)	181,543	—
Ozon Holdings PLC ADR (a) (c) (d)	6,064	—
PhosAgro PJSC (a) (d)	106	—
PhosAgro PJSC GDR (a) (d)	16,519	—
Polyus PJSC (a) (d)	4,021	—
Rosneft Oil Co. PJSC (d)	140,958	—
Sberbank of Russia PJSC (d)	1,296,064	—
Severstal PAO (d)	25,372	—
Surgutneftegas PJSC (d)	874,000	—
Surgutneftegas PJSC Preference Shares (d)	807,200	—
Tatneft PJSC (d)	170,112	—
TCS Group Holding PLC GDR (a) (d)	346	—
United Co. RUSAL International PJSC (a) (d)	365,310	—
VK IPJSC GDR (a) (d)	12,460	—
VTB Bank PJSC (a) (d)	76,130	—
		—
SAUDI ARABIA — 4.0%
ACWA Power Co.	11,271	1,204,072
Ades Holding Co.	27,207	125,702
Advanced Petrochemical Co. (a)	9,937	84,893
Al Rajhi Bank	150,067	3,778,235
Al Rajhi Co. for Co-operative Insurance (a)	2,950	134,726
Alinma Bank	93,052	716,947
Almarai Co. JSC	37,067	564,282
Arab National Bank	67,720	379,927
Arabian Internet & Communications Services Co.	1,840	132,219
Bank AlBilad	46,306	481,250
Bank Al-Jazira (a)	39,896	198,556
Banque Saudi Fransi	92,180	388,602
Bupa Arabia for Cooperative Insurance Co.	6,437	354,623
Co. for Cooperative Insurance	5,885	231,177
Dallah Healthcare Co.	2,521	100,641
Dar Al Arkan Real Estate Development Co. (a)	40,413	162,409
Dr. Sulaiman Al Habib Medical Services Group Co.	6,623	494,249
Elm Co.	1,814	538,300
Security Description	Shares	Value
Etihad Etisalat Co.	28,454	$404,387
Jarir Marketing Co.	47,559	160,243
Mobile Telecommunications Co. Saudi Arabia	34,715	94,793
Mouwasat Medical Services Co.	7,874	178,335
Nahdi Medical Co.	3,184	99,654
Power & Water Utility Co. for Jubail & Yanbu	6,342	92,495
Riyad Bank	112,856	859,020
SABIC Agri-Nutrients Co.	17,755	524,513
Sahara International Petrochemical Co.	28,946	191,669
SAL Saudi Logistics Services	1,905	128,068
Saudi Arabian Mining Co. (a)	99,371	1,330,271
Saudi Arabian Oil Co. (b)	444,725	3,319,992
Saudi Aramco Base Oil Co.	3,606	107,295
Saudi Awwal Bank	77,594	694,906
Saudi Basic Industries Corp.	68,585	1,222,972
Saudi Electricity Co.	62,569	281,422
Saudi Industrial Investment Group	29,029	129,021
Saudi Investment Bank	48,717	188,001
Saudi Kayan Petrochemical Co. (a)	59,287	110,767
Saudi National Bank	225,256	2,002,329
Saudi Research & Media Group (a)	2,665	195,048
Saudi Tadawul Group Holding Co.	3,578	206,449
Saudi Telecom Co.	153,738	1,636,642
Yanbu National Petrochemical Co.	21,448	215,770
		24,444,872
SOUTH AFRICA — 2.6%
Absa Group Ltd.	65,484	658,484
Anglo American Platinum Ltd. (c)	7,196	216,967
Aspen Pharmacare Holdings Ltd.	29,790	260,248
Bid Corp. Ltd.	25,978	592,758
Bidvest Group Ltd.	26,120	364,974
Capitec Bank Holdings Ltd.	6,699	1,112,716
Clicks Group Ltd.	17,924	354,396
Discovery Ltd.	41,799	431,436
Exxaro Resources Ltd.	19,341	161,892
FirstRand Ltd.	388,094	1,562,248
Gold Fields Ltd.	68,140	892,284
Harmony Gold Mining Co. Ltd.	42,922	342,739
Impala Platinum Holdings Ltd. (a)	68,140	316,867
Kumba Iron Ore Ltd.	5,444	94,123
MTN Group Ltd.	130,440	635,886
Naspers Ltd. Class N	12,969	2,868,177
Nedbank Group Ltd.	35,770	534,010
Old Mutual Ltd.	358,068	237,384
OUTsurance Group Ltd.	64,640	227,799

See accompanying notes to financial statements.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Pepkor Holdings Ltd. (b)	178,307	$273,555
Remgro Ltd.	37,790	310,611
Sanlam Ltd.	138,716	638,667
Sasol Ltd.	45,017	198,652
Shoprite Holdings Ltd.	38,125	595,009
Sibanye Stillwater Ltd. (a)	214,962	170,648
Standard Bank Group Ltd.	101,989	1,198,573
Vodacom Group Ltd.	46,844	251,622
Woolworths Holdings Ltd.	70,254	232,132
		15,734,857
SOUTH KOREA — 8.5%
Alteogen, Inc. (a)	3,073	638,382
Amorepacific Corp.	2,356	166,727
Celltrion, Inc.	12,258	1,544,746
CJ CheilJedang Corp.	673	115,911
Coway Co. Ltd.	4,421	199,474
DB Insurance Co. Ltd.	3,446	239,429
Doosan Bobcat, Inc.	4,391	123,167
Doosan Enerbility Co. Ltd. (a)	34,244	402,605
Ecopro BM Co. Ltd. (a)	3,699	270,842
Ecopro Co. Ltd. (a)	7,553	289,592
Ecopro Materials Co. Ltd. (a)	1,360	59,258
Enchem Co. Ltd. (a)	1,139	101,751
GS Holdings Corp. (a)	3,700	98,145
Hana Financial Group, Inc.	22,048	843,629
Hanjin Kal Corp.	1,665	84,492
Hankook Tire & Technology Co. Ltd.	6,026	155,592
Hanmi Pharm Co. Ltd.	463	87,556
Hanmi Semiconductor Co. Ltd.	3,403	186,546
Hanwha Aerospace Co. Ltd.	2,410	531,375
Hanwha Ocean Co. Ltd. (a)	7,324	183,937
HD Hyundai Co. Ltd.	3,223	172,817
HD Hyundai Electric Co. Ltd.	1,766	454,051
HD Hyundai Heavy Industries Co. Ltd. (a)	1,664	322,261
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	3,210	493,664
HLB, Inc. (a)	9,156	449,512
HMM Co. Ltd.	20,193	241,214
HYBE Co. Ltd. (a)	1,765	230,313
Hyundai Glovis Co. Ltd.	2,904	231,654
Hyundai Mobis Co. Ltd.	4,656	740,475
Hyundai Motor Co.	10,387	1,474,649
Hyundai Motor Co. Preference Shares (f)	2,683	281,547
Hyundai Motor Co. Preference Shares (f)	1,695	173,962
Hyundai Rotem Co. Ltd. (a)	5,733	192,320
Industrial Bank of Korea	20,865	202,272
Kakao Corp.	23,932	613,290
KakaoBank Corp.	12,469	176,177
KB Financial Group, Inc.	28,651	1,613,365
Kia Corp.	18,286	1,237,405
Korea Aerospace Industries Ltd.	5,455	202,718
Security Description	Shares	Value
Korea Electric Power Corp. (a)	19,914	$269,770
Korea Investment Holdings Co. Ltd.	3,214	154,118
Korea Zinc Co. Ltd.	389	263,482
Korean Air Lines Co. Ltd.	13,711	208,619
Krafton, Inc. (a)	2,214	466,545
KT&G Corp.	7,898	571,485
Kumho Petrochemical Co. Ltd.	1,261	77,222
L&F Co. Ltd. (a)	2,052	110,930
LG Chem Ltd.	3,809	638,128
LG Chem Ltd. Preference Shares	622	66,502
LG Corp.	7,105	344,261
LG Display Co. Ltd. (a)	22,543	137,575
LG Electronics, Inc.	8,220	461,833
LG Energy Solution Ltd. (a)	3,592	838,861
LG H&H Co. Ltd.	750	154,266
LG Innotek Co. Ltd.	1,138	123,175
LG Uplus Corp.	16,234	113,511
Lotte Chemical Corp.	1,468	59,306
LS Electric Co. Ltd.	1,103	119,384
Meritz Financial Group, Inc.	7,208	506,409
Mirae Asset Securities Co. Ltd.	17,221	92,826
NAVER Corp. (a)	11,091	1,479,871
NCSoft Corp.	1,139	140,648
Netmarble Corp. (a) (b)	2,379	82,716
NH Investment & Securities Co. Ltd.	10,285	96,817
Orion Corp.	1,821	125,788
Posco DX Co. Ltd.	4,045	51,496
POSCO Future M Co. Ltd.	2,327	219,848
POSCO Holdings, Inc.	5,389	919,275
Posco International Corp.	4,259	113,135
Samsung Biologics Co. Ltd. (a) (b)	1,353	866,959
Samsung C&T Corp.	6,748	521,412
Samsung E&A Co. Ltd. (a)	11,662	129,995
Samsung Electro-Mechanics Co. Ltd.	4,265	353,751
Samsung Electronics Co. Ltd.	366,532	13,080,356
Samsung Electronics Co. Ltd. Preference Shares	63,049	1,872,679
Samsung Fire & Marine Insurance Co. Ltd.	2,333	564,809
Samsung Heavy Industries Co. Ltd. (a)	49,772	379,737
Samsung Life Insurance Co. Ltd.	6,032	385,994
Samsung SDI Co. Ltd. (a)	4,185	691,734
Samsung SDS Co. Ltd.	3,254	280,008
Shinhan Financial Group Co. Ltd.	32,994	1,069,891
SK Biopharmaceuticals Co. Ltd. (a)	2,424	181,015
SK Bioscience Co. Ltd. (a)	2,195	74,737
SK Hynix, Inc.	41,921	4,803,740
SK Innovation Co. Ltd. (a)	4,779	361,276

See accompanying notes to financial statements.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
SK Square Co. Ltd. (a)	7,128	$374,344
SK Telecom Co. Ltd.	4,158	155,809
SK, Inc.	2,717	241,177
SKC Co. Ltd. (a)	1,467	103,253
S-Oil Corp.	3,600	134,428
Woori Financial Group, Inc.	47,789	497,927
Yuhan Corp.	4,240	341,614
		52,301,269
TAIWAN — 18.8%
Accton Technology Corp.	39,000	919,550
Acer, Inc.	227,000	275,575
Advantech Co. Ltd.	36,697	387,851
Alchip Technologies Ltd.	6,000	600,284
ASE Technology Holding Co. Ltd.	253,307	1,251,681
Asia Cement Corp.	173,000	213,186
Asia Vital Components Co. Ltd.	25,000	475,072
Asustek Computer, Inc.	54,000	1,014,626
AUO Corp.	499,200	223,071
Catcher Technology Co. Ltd.	47,000	278,119
Cathay Financial Holding Co. Ltd.	732,634	1,526,298
Chailease Holding Co. Ltd.	114,355	394,153
Chang Hwa Commercial Bank Ltd.	478,047	260,280
Cheng Shin Rubber Industry Co. Ltd.	133,000	198,986
China Airlines Ltd.	232,000	181,513
China Steel Corp.	910,000	545,425
Chunghwa Telecom Co. Ltd.	292,000	1,099,971
Compal Electronics, Inc.	315,000	361,749
CTBC Financial Holding Co. Ltd.	1,278,040	1,524,237
Delta Electronics, Inc.	149,000	1,956,550
E Ink Holdings, Inc.	65,000	541,262
E.Sun Financial Holding Co. Ltd.	1,108,069	910,871
Eclat Textile Co. Ltd.	14,550	225,898
eMemory Technology, Inc.	5,000	511,675
Eva Airways Corp.	210,000	284,082
Evergreen Marine Corp. Taiwan Ltd.	78,300	537,373
Far Eastern New Century Corp.	220,000	212,051
Far EasTone Telecommunications Co. Ltd.	138,000	376,312
Feng TAY Enterprise Co. Ltd.	39,204	159,043
First Financial Holding Co. Ltd.	865,138	715,132
Formosa Chemicals & Fibre Corp.	277,000	230,661
Formosa Plastics Corp.	292,000	316,186
Fortune Electric Co. Ltd.	10,900	187,183
Fubon Financial Holding Co. Ltd.	630,331	1,736,152
Gigabyte Technology Co. Ltd.	41,000	340,786
Global Unichip Corp.	7,000	290,381
Globalwafers Co. Ltd.	20,000	232,732
Hon Hai Precision Industry Co. Ltd.	957,800	5,375,565
Security Description	Shares	Value
Hotai Motor Co. Ltd.	23,520	$444,078
Hua Nan Financial Holdings Co. Ltd.	686,043	547,211
Innolux Corp.	581,563	254,554
International Games System Co. Ltd.	18,000	534,765
Inventec Corp.	211,000	322,442
Jentech Precision Industrial Co. Ltd.	7,000	325,611
KGI Financial Holding Co. Ltd.	1,211,826	635,770
Largan Precision Co. Ltd.	8,000	652,747
Lite-On Technology Corp.	162,958	494,573
MediaTek, Inc.	117,000	5,049,795
Mega Financial Holding Co. Ltd.	903,640	1,066,689
Micro-Star International Co. Ltd.	54,000	302,246
Nan Ya Plastics Corp.	390,000	355,686
Nanya Technology Corp. (a)	100,000	89,219
Nien Made Enterprise Co. Ltd.	14,000	156,507
Novatek Microelectronics Corp.	44,000	673,733
Pegatron Corp.	153,000	428,883
PharmaEssentia Corp. (a)	18,000	337,660
Pou Chen Corp.	165,000	185,713
President Chain Store Corp.	43,000	344,950
Quanta Computer, Inc.	208,000	1,820,860
Realtek Semiconductor Corp.	37,000	641,035
Ruentex Development Co. Ltd.	115,636	151,315
Shanghai Commercial & Savings Bank Ltd.	295,813	357,309
Shin Kong Financial Holding Co. Ltd. (a)	1,112,529	400,428
SinoPac Financial Holdings Co. Ltd.	819,118	572,155
Synnex Technology International Corp.	93,700	202,350
Taishin Financial Holding Co. Ltd.	891,185	472,986
Taiwan Business Bank	514,345	232,977
Taiwan Cooperative Financial Holding Co. Ltd.	820,051	607,825
Taiwan High Speed Rail Corp.	151,000	128,042
Taiwan Mobile Co. Ltd.	140,000	484,680
Taiwan Semiconductor Manufacturing Co. Ltd.	1,890,000	61,972,883
TCC Group Holdings Co. Ltd.	520,655	503,432
Unimicron Technology Corp.	104,000	447,285
Uni-President Enterprises Corp.	372,000	917,958
United Microelectronics Corp.	860,000	1,129,284
Vanguard International Semiconductor Corp.	78,589	239,474
Voltronic Power Technology Corp.	5,000	283,671
Walsin Lihwa Corp.	220,115	159,122
Wan Hai Lines Ltd.	56,470	139,692
Wistron Corp.	209,000	662,996
Wiwynn Corp.	9,000	719,242
WPG Holdings Ltd.	125,880	262,630
Yageo Corp.	31,106	513,302

See accompanying notes to financial statements.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Yang Ming Marine Transport Corp.	131,000	$302,481
Yuanta Financial Holding Co. Ltd.	797,092	826,645
Zhen Ding Technology Holding Ltd.	52,000	190,334
		115,416,747
THAILAND — 1.4%
Advanced Info Service PCL	90,900	765,165
Airports of Thailand PCL	327,200	571,005
Bangkok Dusit Medical Services PCL Class F	843,500	606,123
Bangkok Expressway & Metro PCL	508,499	105,891
Bumrungrad Hospital PCL	45,900	268,575
Central Pattana PCL	151,000	252,442
Central Retail Corp. PCL	134,258	133,884
Charoen Pokphand Foods PCL	294,200	196,737
CP ALL PCL	441,400	721,750
CP ALL PCL NVDR	8,400	13,694
CP Axtra PCL	161,816	129,329
Delta Electronics Thailand PCL	238,500	1,066,762
Gulf Energy Development PCL	220,160	384,206
Home Product Center PCL	461,700	127,291
Intouch Holdings PCL	71,100	202,279
Kasikornbank PCL	45,800	208,884
Krung Thai Bank PCL	260,100	160,202
Krungthai Card PCL	70,900	103,974
Minor International PCL	264,095	201,392
PTT Exploration & Production PCL	104,900	366,127
PTT Global Chemical PCL	176,800	126,526
PTT Oil & Retail Business PCL	220,600	86,053
PTT PCL	759,100	706,890
SCB X PCL	63,000	217,114
Siam Cement PCL	58,654	289,012
Thai Oil PCL	84,740	70,213
TMBThanachart Bank PCL	2,036,500	111,098
True Corp. PCL (a)	798,774	260,050
		8,452,668
TURKEY — 0.6%
Akbank TAS	239,400	439,052
Anadolu Efes Biracilik Ve Malt Sanayii AS	15,086	81,743
Aselsan Elektronik Sanayi Ve Ticaret AS	101,250	207,594
BIM Birlesik Magazalar AS	35,040	523,710
Coca-Cola Icecek AS	67,254	114,022
Eregli Demir ve Celik Fabrikalari TAS	217,468	150,061
Ford Otomotiv Sanayi AS	5,452	144,470
Haci Omer Sabanci Holding AS	82,515	224,019
KOC Holding AS	59,819	302,136
Pegasus Hava Tasimaciligi AS (a)	17,233	103,806
Sasa Polyester Sanayi AS (a)	847,480	97,545
Security Description	Shares	Value
Turk Hava Yollari AO (a)	42,408	$337,004
Turkcell Iletisim Hizmetleri AS	93,296	244,846
Turkiye Is Bankasi AS Class C	674,131	258,134
Turkiye Petrol Rafinerileri AS	74,086	297,303
Turkiye Sise ve Cam Fabrikalari AS	111,252	130,631
Yapi ve Kredi Bankasi AS	269,295	233,193
		3,889,269
UNITED ARAB EMIRATES — 1.3%
Abu Dhabi Commercial Bank PJSC	221,636	628,755
Abu Dhabi Islamic Bank PJSC	109,507	412,025
Abu Dhabi National Oil Co. for Distribution PJSC	234,083	224,329
ADNOC Drilling Co. PJSC	240,182	348,530
Aldar Properties PJSC	297,076	621,158
Americana Restaurants International PLC - Foreign Co.	216,227	130,099
Dubai Islamic Bank PJSC	218,118	421,028
Emaar Properties PJSC	509,511	1,782,501
Emirates NBD Bank PJSC	145,908	852,078
Emirates Telecommunications Group Co. PJSC	266,801	1,185,443
First Abu Dhabi Bank PJSC	339,861	1,271,339
Multiply Group PJSC (a)	247,008	139,205
		8,016,490
UNITED KINGDOM — 0.1%
Anglogold Ashanti PLC	38,628	861,812
UNITED STATES — 0.1%
JBS SA	58,400	343,149
Legend Biotech Corp. ADR (a) (c)	5,600	182,224
		525,373
TOTAL COMMON STOCKS (Cost $395,995,005)		571,157,973

WARRANTS — 2.7%
SWITZERLAND — 2.7%
MSCI CHINA A INCLUSION Net Return USD Index (expiring 08/31/27) (a)	5,200	6,910,057
UBS AG (expiring 06/04/27) (a)	4,202	5,333,552
UBS AG (expiring 11/26/27) (a)	3,600	4,453,952
TOTAL WARRANTS (Cost $15,894,439)		16,697,561
SHORT-TERM INVESTMENTS — 5.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (g) (h)	27,362,897	27,362,897

See accompanying notes to financial statements.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (i) (j)	6,592,877	$6,592,877
TOTAL SHORT-TERM INVESTMENTS (Cost $33,955,774)		33,955,774
TOTAL INVESTMENTS — 101.5% (Cost $445,845,218)		621,811,308
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(8,951,453)
NET ASSETS — 100.0%		$612,859,855
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.1% of net assets as of December 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at December 31, 2024.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2024, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2024 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2024.
(i)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended December 31, 2024 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

At December 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index (long)	477	03/21/2025	$26,552,319	$25,610,130	$(942,189)

During the year ended December 31, 2024, the average notional value related to futures contracts was $12,121,049.
See accompanying notes to financial statements.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$495,304,113	$75,853,860	$0(a)	$571,157,973
Warrants	—	16,697,561	—	16,697,561
Short-Term Investments	33,955,774	—	—	33,955,774
TOTAL INVESTMENTS	$529,259,887	$92,551,421	$0	$621,811,308
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(942,189)	$—	$—	$(942,189)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(942,189)	$—	$—	$(942,189)
(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2024.

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,882,990	$2,884,143	$86,279,235	$89,161,617	$(2,149)	$388	—	$—	$278,278
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	51,563,058	24,200,161	—	—	27,362,897	27,362,897	338,605
State Street Navigator Securities Lending Portfolio II	7,460,876	7,460,876	44,995,901	45,863,900	—	—	6,592,877	6,592,877	16,840
Total		$10,345,019	$182,838,194	$159,225,678	$(2,149)	$388		$33,955,774	$633,723
See accompanying notes to financial statements.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

ASSETS
Investments in unaffiliated issuers, at value*	$587,855,534
Investments in affiliated issuers, at value	33,955,774
Total Investments	621,811,308
Foreign currency, at value	2,813,465
Net cash at broker	1,635,362
Receivable for fund shares sold	1,184,194
Dividends receivable — unaffiliated issuers	650,690
Dividends receivable — affiliated issuers	118,757
Securities lending income receivable — unaffiliated issuers	4,202
Securities lending income receivable — affiliated issuers	1,716
Receivable from Adviser	134,776
Receivable for foreign taxes recoverable	32,866
Prepaid expenses and other assets	769
TOTAL ASSETS	628,388,105
LIABILITIES
Payable upon return of securities loaned	6,592,877
Payable for investments purchased	881,448
Payable for fund shares repurchased	66,839
Payable to broker – accumulated variation margin on open futures contracts	940,815
Deferred foreign taxes payable	6,752,430
Advisory fee payable	54,014
Custodian fees payable	127,683
Administration fees payable	26,261
Trustees’ fees and expenses payable	81
Transfer agent fees payable	8,997
Registration and filing fees payable	1,584
Professional fees payable	34,470
Printing and postage fees payable	12,519
Accrued expenses and other liabilities	28,232
TOTAL LIABILITIES	15,528,250
NET ASSETS	$612,859,855
NET ASSETS CONSIST OF:
Paid-in capital	$576,219,203
Total distributable earnings (loss)**	36,640,652
NET ASSETS	$612,859,855
Class K
Net Assets	$612,859,855
Shares Outstanding	9,535,093
Net asset value, offering and redemption price per share	$64.27
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$411,889,444
Investments in affiliated issuers	33,955,774
Total cost of investments	$445,845,218
Foreign currency, at cost	$2,830,091
* Includes investments in securities on loan, at value	$12,105,725
** Includes deferred foreign taxes	$6,752,430
See accompanying notes to financial statements.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2024

INVESTMENT INCOME
Interest income — unaffiliated issuers	$15,841
Dividend income — unaffiliated issuers	17,953,500
Dividend income — affiliated issuers	616,883
Unaffiliated securities lending income	49,941
Affiliated securities lending income	16,840
Foreign taxes withheld	(1,862,599)
TOTAL INVESTMENT INCOME (LOSS)	16,790,406
EXPENSES
Advisory fee	746,628
Administration fees	300,357
Custodian fees	462,778
Trustees’ fees and expenses	25,322
Transfer agent fees	34,421
Registration and filing fees	36,516
Professional fees	68,076
Printing and postage fees	343
Insurance expense	1,770
Interest expense	3,429
Miscellaneous expenses	100,263
TOTAL EXPENSES	1,779,903
Expenses waived/reimbursed by the Adviser	(906,256)
NET EXPENSES	873,647
NET INVESTMENT INCOME (LOSS)	$15,916,759
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(17,306,500)
Investments — affiliated issuers	(2,149)
Foreign currency transactions	(1,833,285)
Futures contracts	(103,842)
Net realized gain (loss)	(19,245,776)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	43,749,928
Investments — affiliated issuers	388
Foreign currency translations	(44,916)
Futures contracts	(1,292,422)
Net change in unrealized appreciation/depreciation	42,412,978
NET REALIZED AND UNREALIZED GAIN (LOSS)	23,167,202
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$39,083,961
* Includes foreign capital gain taxes	$(742,774)
** Includes foreign deferred taxes	$(6,752,430)
See accompanying notes to financial statements.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/24	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$15,916,759	$17,982,000
Net realized gain (loss)	(19,245,776)	(31,616,709)
Net change in unrealized appreciation/depreciation	42,412,978	67,425,274
Net increase (decrease) in net assets resulting from operations	39,083,961	53,790,565
DISTRIBUTIONS TO SHAREHOLDERS:
Class K	(17,277,501)	(18,624,273)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class K
Proceeds from sale of shares sold	135,193,663	128,988,386
Reinvestment of distributions	17,171,841	18,403,578
Cost of shares redeemed	(151,689,993)	(188,692,992)
Net increase (decrease) in net assets from beneficial interest transactions	675,511	(41,301,028)
Net increase (decrease) in net assets during the period	22,481,971	(6,134,736)
Net assets at beginning of period	590,377,884	596,512,620
NET ASSETS AT END OF PERIOD	$612,859,855	$590,377,884
SHARES OF BENEFICIAL INTEREST:
Class K
Shares sold	2,080,969	2,119,861
Reinvestment of distributions	264,386	305,606
Shares redeemed	(2,363,805)	(3,099,550)
Net increase (decrease) from share transactions	(18,450)	(674,083)
See accompanying notes to financial statements.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)
Net asset value, beginning of period	$61.80	$58.32	$75.97	$79.69	$68.70
Income (loss) from investment operations:
Net investment income (loss) (b)	1.73	1.81	1.97	1.65	1.28
Net realized and unrealized gain (loss)	2.60	3.68	(17.35)	(3.89)	11.18
Total from investment operations	4.33	5.49	(15.38)	(2.24)	12.46
Distributions to shareholders from:
Net investment income	(1.86)	(2.01)	(2.27)	(1.48)	(1.47)
Net asset value, end of period	$64.27	$61.80	$58.32	$75.97	$79.69
Total return (c)	7.01%	9.47%	(20.25)%	(2.80)%	18.18%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$612,860	$590,378	$596,513	$918,212	$879,295
Ratios to Average Net Assets:
Total expenses	0.30%	0.31%	0.33%	0.30%	0.31%
Net expenses	0.15%	0.17%	0.17%	0.17%	0.17%
Net investment income (loss)	2.65%	2.97%	3.03%	2.02%	1.94%
Portfolio turnover rate	7%	6%	19%	11%	13%
(a)	On April 17, 2020, the State Street Emerging Markets Equity Index Fund underwent a 1-for-5 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 11.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements.
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2024

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2024, the Trust consists of thirty (30) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a “Trustee”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Emerging Markets Equity Index Fund	Class A	Not Commenced	Diversified
	Class I	Not Commenced	Diversified
	Class K	December 21, 2015	Diversified
Class K shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
The Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Fund’s investments in accordance with its investment objective. The Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Fund’s Total Return is utilized by the CODM to compare results, including the impact of the Fund’s costs, to the Fund’s competitors and to the Fund’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Fund’s investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2024 is disclosed in the Fund’s Schedule of Investments.
25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust. Class specific expenses are borne by each class.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2024, if any, are disclosed in the Fund's Statement of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.    Derivative Financial Instruments
Futures Contracts
The Fund may enter into futures contracts to meet the Fund's objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Fund's Schedule of Investments and cash deposited, if any, is included in Net cash at broker on the Fund's Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the fiscal year ended December 31, 2024, the Fund entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund’s derivative instruments as of December 31, 2024, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$940,815	$—	$940,815
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$(103,842)	$—	$(103,842)
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$(1,292,422)	$—	$(1,292,422)
5.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services, the Fund pays the Adviser a management fee at an annual rate of 0.08% of its average daily net assets. Prior to October 1, 2024 the management fee for the Fund was 0.14% of its average daily net assets. The fees are accrued daily and paid monthly.
The Adviser is contractually obligated, through April 30, 2026 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund for expenses to the extent that total annual operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees and expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.074% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2026 except with the approval of the Fund's Board of Trustees.Prior to October 1, 2024, the Adviser was contractually obligated (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund for expenses to the extent that total annual operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees and expenses, and any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.12% of average daily net assets on an annual basis. For the year ended December 31, 2024, fees waived and expenses reimbursed by the Adviser, pursuant to the agreement, were $906,256.
In addition, SSGA FM has agreed to waive up to the portion of the management fee and/or expenses attributable to the Fund's acquired fund fees and expenses (“AFFEs”), excluding AFFEs derived from the Fund's holdings in acquired funds for cash management purposes. This fee waiver and/or expense reimbursement may only be terminated with approval of the Fund’s Board.
27

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

Administrator, Custodian, Fund Accountant and Sub-Administrator Fees
SSGA FM serves as administrator to the Fund. For its administrative services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, fund accountant and sub-administrator to the Fund. SSGA FM and the Fund each pay a portion of the fee to State Street for performing such services.
Distributor Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class A shares. As of December 31, 2024, the Fund’s Class A shares have not commenced operations. In addition to payments under the Plan, the Fund may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Fund, acts as the securities lending agent for the Fund, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds is below a specified threshold across participating affiliated funds, the Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, the Fund retains ninety percent (90%) of the net proceeds and ten percent (10% ) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended December 31, 2024, are disclosed in the Schedule of Investments.
6.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the year ended December 31, 2024 were as follows:
	Purchases	Sales
State Street Emerging Markets Equity Index Fund	$41,148,061	$71,725,256
28

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

8.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year.
Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book- tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, foreign currencies, partnerships, futures contracts, passive foreign investment companies and wash sale loss deferrals.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
The tax character of distributions paid during the year ended December 31, 2024, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Emerging Markets Equity Index Fund	$17,277,501	$—	$17,277,501
The tax character of distributions paid during the year ended December 31, 2023, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Emerging Markets Equity Index Fund	$ 18,624,273	$ —	$ 18,624,273
At December 31, 2024, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street Emerging Markets Equity Index Fund	$380,040	$(111,870,916)	$—	$148,131,528	$36,640,652
As of December 31, 2024, the Fund had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
State Street Emerging Markets Equity Index Fund	$17,565,423	$94,305,493
As of December 31, 2024, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Emerging Markets Equity Index Fund	$465,953,080	$215,423,965	$60,507,926	$154,916,039
29

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

9.    Securities Lending
The Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Fund will bear the risk of loss of any cash collateral that it may invest. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2024, and the value of the invested cash collateral are disclosed in the Fund's Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Fund's Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Fund's Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Fund's securities lending agreements and related cash and non-cash collateral received as of December 31, 2024:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
State Street Emerging Markets Equity Index Fund	$ 12,105,725	$ 6,592,877	$ 6,247,388	$ 12,840,265
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2024:
		Remaining Contractual Maturity of the Agreements as of December 31, 2024
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Emerging Markets Equity Index Fund	Common Stocks	$6,592,877	$—	$—	$—	$6,592,877	$6,592,877
10.    Line of Credit
The Fund and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $194.29 million of a $1.36 billion ($180 million of $1.26 billion prior to November 1, 2024 and $180 million of $960 million prior to October 3, 2024) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2025 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
30

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

The Fund had no outstanding loans as of December 31, 2024.
11.    Risks
Concentration Risk
As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Fund. Sanctions, or the threat of new or modified sanctions, could impair the ability of the Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Fund, even if the Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
31

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street Emerging Markets Equity Index Fund and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Emerging Markets Equity Index Fund (the “Fund”) (one of the series constituting State Street Institutional Investment Trust (the “Trust”)), including the schedule of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Institutional Investment Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 24, 2025
32

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
OTHER INFORMATION
December 31, 2024 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2024.
Qualified Dividend Income
A portion of dividends distributed by the Fund during the fiscal year ended December 31, 2024, is considered qualified dividend income and is eligible for reduced tax rates. The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Foreign Tax Credit
The Fund has made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders. For the year ended December 31, 2024, the total amount of foreign taxes that will be passed through are:
Amount
State Street Emerging Markets Equity Index Fund	$2,613,107
The amount of foreign source income earned on the Fund during the year ended December 31, 2024 was as follows:
Amount
State Street Emerging Markets Equity Index Fund	$19,047,591
33

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
December 31, 2024

Shareholder Meeting Results
Rule 30e-1 under the Investment Company Act of 1940, as amended, requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Shareholders were asked to participate in a special meeting of shareholders on December 6, 2024 (the “Shareholder Meeting”). The final results of the Shareholder Meeting are reported in the tables below.
All Funds
Proposal 1: To elect the following as Trustees of the Trust:
Proposed Trustee	Shares For	Shares Withheld
Patrick J. Riley	106,202,253,380.880	923,236,109.062
Donna M. Rapaccioli	105,799,774,785.851	1,325,714,704.091
Margaret K. McLaughlin	106,028,299,665.201	1,097,189,824.741
George M. Pereira	105,597,348,911.734	1,528,140,578.208
Mark E. Swanson	106,504,504,254.819	620,985,235.123
Jeanne LaPorta	106,675,779,342.008	449,710,147.934
34

Annual Financial Statements and Other Information
December 31, 2024
State Street Institutional Investment Trust
State Street Target Retirement Fund
State Street Target Retirement 2020 Fund
State Street Target Retirement 2025 Fund
State Street Target Retirement 2030 Fund
State Street Target Retirement 2035 Fund
State Street Target Retirement 2040 Fund
State Street Target Retirement 2045 Fund
State Street Target Retirement 2050 Fund
State Street Target Retirement 2055 Fund
State Street Target Retirement 2060 Fund
State Street Target Retirement 2065 Fund
State Street Target Retirement 2070 Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-647-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9% (a)
DOMESTIC EQUITY — 18.3%
State Street Equity 500 Index II Portfolio	181,694	$96,545,035
State Street Small/Mid Cap Equity Index Portfolio	58,096	18,273,528
		114,818,563
DOMESTIC FIXED INCOME — 47.0%
SPDR Bloomberg High Yield Bond ETF (b)	462,225	44,128,621
SPDR Portfolio Short Term Corporate Bond ETF	845,615	25,250,064
SPDR Portfolio Short Term Treasury ETF	3,442,503	99,867,012
State Street Aggregate Bond Index Portfolio	1,442,440	126,112,532
		295,358,229
INFLATION LINKED — 18.1%
SPDR Bloomberg 1-10 Year TIPS ETF	6,146,055	113,640,557
INTERNATIONAL EQUITY — 11.5%
State Street Global All Cap Equity ex-U.S. Index Portfolio	628,225	72,095,120
REAL ESTATE — 5.0%
SPDR Dow Jones Global Real Estate ETF	735,881	31,561,936
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $626,226,101)		627,474,405
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (c)(d)	951,791	$951,791
State Street Navigator Securities Lending Portfolio II (a)(e)	552,532	552,532
TOTAL SHORT-TERM INVESTMENTS (Cost $1,504,323)		$1,504,323
TOTAL INVESTMENTS — 100.1% (Cost $627,730,424)		628,978,728
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(720,060)
NET ASSETS — 100.0%		$628,258,668
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2024 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2024.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$627,474,405	$—	$—	$627,474,405
Short-Term Investments	1,504,323	—	—	1,504,323
TOTAL INVESTMENTS	$628,978,728	$—	$—	$628,978,728
See accompanying notes to financial statements.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income	Capital Gains Distributions
SPDR Bloomberg 1-10 Year TIPS ETF	6,565,085	$122,044,930	$15,873,889	$23,583,804	$(1,034,878)	$340,420	6,146,055	$113,640,557	$4,223,411	$—
SPDR Bloomberg High Yield Bond ETF	498,562	47,228,778	5,564,100	9,028,599	(1,300,073)	1,664,415	462,225	44,128,621	3,105,458	—
SPDR Dow Jones Global Real Estate ETF	774,983	33,874,507	9,248,121	11,258,130	(181,623)	(120,939)	735,881	31,561,936	1,163,202	—
SPDR Portfolio Short Term Corporate Bond ETF	913,249	27,196,555	5,227,751	7,219,820	(259,418)	304,996	845,615	25,250,064	1,292,384	—
SPDR Portfolio Short Term Treasury ETF	3,695,524	107,354,972	27,026,014	34,236,806	(2,069,822)	1,792,654	3,442,503	99,867,012	4,478,939	—
State Street Aggregate Bond Index Portfolio	1,511,750	135,362,047	22,179,043	28,234,615	(5,188,304)	1,994,361	1,442,440	126,112,532	4,918,340	—
State Street Equity 500 Index II Portfolio	243,572	105,515,350	9,851,958	41,195,279	13,760,993	8,612,013	181,694	96,545,035	1,648,517	295,290
State Street Global All Cap Equity ex-U.S. Index Portfolio	696,174	78,444,835	13,262,203	21,836,944	416,085	1,808,941	628,225	72,095,120	2,047,774	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,510,030	1,510,030	107,839,125	108,397,364	—	—	951,791	951,791	77,577	—
State Street Navigator Securities Lending Portfolio II	11,750,425	11,750,425	263,062,607	274,260,500	—	—	552,532	552,532	9,743	—
State Street Small/Mid Cap Equity Index Portfolio	69,181	19,652,379	3,401,042	6,979,262	5,085	2,194,284	58,096	18,273,528	424,163	676,879
Total		$689,934,808	$482,535,853	$566,231,123	$4,148,045	$18,591,145		$628,978,728	$23,389,508	$972,169
See accompanying notes to financial statements.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2020 FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.1% (a)
DOMESTIC EQUITY — 18.4%
State Street Equity 500 Index II Portfolio	259,778	$138,035,653
State Street Small/Mid Cap Equity Index Portfolio	82,863	26,063,725
		164,099,378
DOMESTIC FIXED INCOME — 47.1%
SPDR Bloomberg High Yield Bond ETF (b)	659,458	62,958,455
SPDR Portfolio Short Term Corporate Bond ETF	1,206,122	36,014,803
SPDR Portfolio Short Term Treasury ETF	4,911,370	142,478,844
State Street Aggregate Bond Index Portfolio	2,062,591	180,332,364
		421,784,466
INFLATION LINKED — 18.1%
SPDR Bloomberg 1-10 Year TIPS ETF	8,774,817	162,246,366
INTERNATIONAL EQUITY — 11.5%
State Street Global All Cap Equity ex-U.S. Index Portfolio	896,240	102,852,434
REAL ESTATE — 5.0%
SPDR Dow Jones Global Real Estate ETF	1,049,925	45,031,284
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $902,244,452)		896,013,928
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (c)(d)	3,099,472	$3,099,472
State Street Navigator Securities Lending Portfolio II (a)(e)	1,042,275	1,042,275
TOTAL SHORT-TERM INVESTMENTS (Cost $4,141,747)		$4,141,747
TOTAL INVESTMENTS — 100.6% (Cost $906,386,199)		900,155,675
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(5,301,488)
NET ASSETS — 100.0%		$894,854,187
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2024 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2024.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$896,013,928	$—	$—	$896,013,928
Short-Term Investments	4,141,747	—	—	4,141,747
TOTAL INVESTMENTS	$900,155,675	$—	$—	$900,155,675
See accompanying notes to financial statements.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2020 FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income	Capital Gains Distributions
SPDR Bloomberg 1-10 Year TIPS ETF	8,951,175	$166,402,343	$19,530,820	$22,654,320	$(914,546)	$(117,931)	8,774,817	$162,246,366	$5,889,308	$—
SPDR Bloomberg High Yield Bond ETF	679,849	64,402,096	6,868,104	8,785,265	(931,398)	1,404,918	659,458	62,958,455	4,292,152	—
SPDR Dow Jones Global Real Estate ETF	1,056,667	46,186,915	13,900,256	14,561,555	1,829,004	(2,323,336)	1,049,925	45,031,284	1,620,766	—
SPDR Portfolio Short Term Corporate Bond ETF	1,037,771	30,904,820	12,257,142	7,188,166	(387,941)	428,948	1,206,122	36,014,803	1,615,048	—
SPDR Portfolio Short Term Treasury ETF	4,182,895	121,513,100	45,349,269	24,035,206	(1,434,083)	1,085,764	4,911,370	142,478,844	5,595,204	—
State Street Aggregate Bond Index Portfolio	2,147,084	192,249,874	25,997,636	33,364,483	(5,815,285)	1,264,622	2,062,591	180,332,364	6,974,375	—
State Street Equity 500 Index II Portfolio	357,681	154,947,545	14,467,600	63,720,504	22,046,317	10,294,695	259,778	138,035,653	2,384,582	427,138
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,031,829	116,266,493	15,593,160	32,310,170	5,048,732	(1,745,781)	896,240	102,852,434	2,969,611	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,975,020	1,975,020	150,455,247	149,330,795	—	—	3,099,472	3,099,472	89,098	—
State Street Navigator Securities Lending Portfolio II	1,654,100	1,654,100	410,460,350	411,072,175	—	—	1,042,275	1,042,275	16,606	—
State Street Small/Mid Cap Equity Index Portfolio	104,001	29,543,567	4,253,511	10,920,001	966,433	2,220,215	82,863	26,063,725	617,733	985,778
Total		$926,045,873	$719,133,095	$777,942,640	$20,407,233	$12,512,114		$900,155,675	$32,064,483	$1,412,916
See accompanying notes to financial statements.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.1% (a)
DOMESTIC EQUITY — 25.8%
State Street Equity 500 Index II Portfolio	790,610	$420,098,514
State Street Small/Mid Cap Equity Index Portfolio	284,014	89,333,733
		509,432,247
DOMESTIC FIXED INCOME — 34.6%
SPDR Bloomberg High Yield Bond ETF (b)	1,453,955	138,809,084
SPDR Portfolio Short Term Corporate Bond ETF (b)	917,663	27,401,417
SPDR Portfolio Short Term Treasury ETF (b)	3,645,339	105,751,284
State Street Aggregate Bond Index Portfolio	4,684,269	409,545,612
		681,507,397
INFLATION LINKED — 18.2%
SPDR Bloomberg 1-10 Year TIPS ETF (b)	19,343,091	357,653,753
INTERNATIONAL EQUITY — 16.5%
State Street Global All Cap Equity ex-U.S. Index Portfolio	2,835,071	325,352,813
REAL ESTATE — 5.0%
SPDR Dow Jones Global Real Estate ETF (b)	2,313,739	99,236,266
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,935,420,659)		1,973,182,476
SHORT-TERM INVESTMENTS — 2.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (c)(d)	6,371,438	6,371,438
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e)	44,703,320	$44,703,320
TOTAL SHORT-TERM INVESTMENTS (Cost $51,074,758)		$51,074,758
TOTAL INVESTMENTS — 102.7% (Cost $1,986,495,417)		2,024,257,234
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.7)%		(53,104,667)
NET ASSETS — 100.0%		$1,971,152,567
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended December 31, 2024 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2024.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,973,182,476	$—	$—	$1,973,182,476
Short-Term Investments	51,074,758	—	—	51,074,758
TOTAL INVESTMENTS	$2,024,257,234	$—	$—	$2,024,257,234
See accompanying notes to financial statements.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income	Capital Gains Distributions
SPDR Bloomberg 1-10 Year TIPS ETF	17,011,764	$316,248,693	$78,955,164	$35,207,594	$(2,693,604)	$351,094	19,343,091	$357,653,753	$12,118,314	$—
SPDR Bloomberg High Yield Bond ETF	1,395,525	132,198,083	18,783,294	13,172,080	(1,484,398)	2,484,185	1,453,955	138,809,084	9,212,211	—
SPDR Dow Jones Global Real Estate ETF	1,982,697	86,663,686	33,525,789	19,987,938	1,978,730	(2,944,001)	2,313,739	99,236,266	3,335,472	—
SPDR Portfolio Long Term Treasury ETF	657,207	19,072,147	2,304,131	20,522,219	(4,906,183)	4,052,124	—	—	416,860	—
SPDR Portfolio Short Term Corporate Bond ETF	666,982	19,862,724	10,116,771	2,598,763	(143,536)	164,221	917,663	27,401,417	1,144,410	—
SPDR Portfolio Short Term Treasury ETF	2,605,020	75,675,831	40,873,967	10,550,883	(611,852)	364,221	3,645,339	105,751,284	3,837,908	—
State Street Aggregate Bond Index Portfolio	4,440,931	397,641,018	69,674,368	47,930,929	(8,388,723)	(1,450,122)	4,684,269	409,545,612	15,203,437	—
State Street Equity 500 Index II Portfolio	1,008,963	437,082,762	40,530,833	151,301,388	55,788,186	37,998,121	790,610	420,098,514	7,228,018	1,294,719
State Street Global All Cap Equity ex-U.S. Index Portfolio	3,076,417	346,650,658	52,170,274	83,126,533	14,440,078	(4,781,664)	2,835,071	325,352,813	9,415,516	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,521,768	6,521,768	292,716,736	292,867,066	—	—	6,371,438	6,371,438	209,872	—
State Street Navigator Securities Lending Portfolio II	—	—	1,029,414,312	984,710,992	—	—	44,703,320	44,703,320	283,323	—
State Street Small/Mid Cap Equity Index Portfolio	331,354	94,127,640	15,178,423	30,299,999	3,119,505	7,208,164	284,014	89,333,733	2,110,496	3,367,928
Total		$1,931,745,010	$1,684,244,062	$1,692,276,384	$57,098,203	$43,446,343		$2,024,257,234	$64,515,837	$4,662,647
See accompanying notes to financial statements.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.0% (a)
DOMESTIC EQUITY — 33.7%
State Street Equity 500 Index II Portfolio	1,552,313	$824,837,285
State Street Small/Mid Cap Equity Index Portfolio	634,971	199,723,820
		1,024,561,105
DOMESTIC FIXED INCOME — 30.6%
SPDR Bloomberg High Yield Bond ETF (b)	1,988,619	189,853,456
SPDR Portfolio Long Term Treasury ETF (b)	5,638,028	147,659,953
State Street Aggregate Bond Index Portfolio	6,773,855	592,238,182
		929,751,591
INFLATION LINKED — 9.6%
SPDR Bloomberg 1-10 Year TIPS ETF (b)	15,750,727	291,230,942
INTERNATIONAL EQUITY — 23.6%
State Street Global All Cap Equity ex-U.S. Index Portfolio	6,232,830	715,279,537
REAL ESTATE — 2.5%
SPDR Dow Jones Global Real Estate ETF (b)	1,785,610	76,584,812
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,893,301,296)		3,037,407,987
SHORT-TERM INVESTMENTS — 3.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (c)(d)	7,334,398	7,334,398
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(e)	85,986,780	$85,986,780
TOTAL SHORT-TERM INVESTMENTS (Cost $93,321,178)		$93,321,178
TOTAL INVESTMENTS — 103.1% (Cost $2,986,622,474)		3,130,729,165
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.1)%		(93,746,133)
NET ASSETS — 100.0%		$3,036,983,032
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2024 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2024.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$3,037,407,987	$—	$—	$3,037,407,987
Short-Term Investments	93,321,178	—	—	93,321,178
TOTAL INVESTMENTS	$3,130,729,165	$—	$—	$3,130,729,165
See accompanying notes to financial statements.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income	Capital Gains Distributions
SPDR Bloomberg 1-10 Year TIPS ETF	11,144,283	$207,172,221	$99,618,304	$13,555,143	$(1,663,234)	$(341,206)	15,750,727	$291,230,942	$8,898,120	$—
SPDR Bloomberg High Yield Bond ETF	1,694,418	160,512,217	40,162,703	12,050,111	(1,607,912)	2,836,559	1,988,619	189,853,456	11,971,322	—
SPDR Dow Jones Global Real Estate ETF	1,231,580	53,832,362	31,688,086	8,197,005	(431,055)	(307,576)	1,785,610	76,584,812	2,341,322	—
SPDR Portfolio Long Term Treasury ETF	5,344,801	155,106,125	29,079,953	21,352,426	(9,879,739)	(5,293,960)	5,638,028	147,659,953	5,933,337	—
State Street Aggregate Bond Index Portfolio	5,383,130	482,005,414	154,623,244	31,209,171	(4,486,567)	(8,694,738)	6,773,855	592,238,182	20,260,697	—
State Street Equity 500 Index II Portfolio	1,774,225	768,594,072	95,988,616	211,226,474	83,776,924	87,704,147	1,552,313	824,837,285	14,198,468	2,543,302
State Street Global All Cap Equity ex-U.S. Index Portfolio	6,003,004	676,418,503	118,027,969	95,349,417	28,901,725	(12,719,243)	6,232,830	715,279,537	20,581,277	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,488,435	7,488,435	365,912,080	366,066,117	—	—	7,334,398	7,334,398	359,732	—
State Street Navigator Securities Lending Portfolio II	3,111,730	3,111,730	1,080,302,196	997,427,146	—	—	85,986,780	85,986,780	271,515	—
State Street Small/Mid Cap Equity Index Portfolio	661,403	187,884,848	35,999,135	45,560,462	6,101,541	15,298,758	634,971	199,723,820	4,703,981	7,506,607
Total		$2,702,125,927	$2,051,402,286	$1,801,993,472	$100,711,683	$78,482,741		$3,130,729,165	$89,519,771	$10,049,909
See accompanying notes to financial statements.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.0% (a)
DOMESTIC EQUITY — 39.7%
State Street Equity 500 Index II Portfolio	1,759,687	$935,027,435
State Street Small/Mid Cap Equity Index Portfolio	819,345	257,716,809
		1,192,744,244
DOMESTIC FIXED INCOME — 30.7%
SPDR Bloomberg High Yield Bond ETF (b)	1,487,445	142,006,374
SPDR Portfolio Long Term Treasury ETF	11,397,969	298,512,808
State Street Aggregate Bond Index Portfolio	5,496,989	480,601,748
		921,120,930
INTERNATIONAL EQUITY — 29.6%
State Street Global All Cap Equity ex-U.S. Index Portfolio	7,759,155	890,440,654
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,802,415,921)		3,004,305,828
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (c)(d)	6,669,832	6,669,832
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(e)	4,240,568	$4,240,568
TOTAL SHORT-TERM INVESTMENTS (Cost $10,910,400)		$10,910,400
TOTAL INVESTMENTS — 100.3% (Cost $2,813,326,321)		3,015,216,228
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(10,182,477)
NET ASSETS — 100.0%		$3,005,033,751
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2024 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2024.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$3,004,305,828	$—	$—	$3,004,305,828
Short-Term Investments	10,910,400	—	—	10,910,400
TOTAL INVESTMENTS	$3,015,216,228	$—	$—	$3,015,216,228
See accompanying notes to financial statements.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income	Capital Gains Distributions
SPDR Bloomberg High Yield Bond ETF	1,153,301	$109,252,204	$40,131,025	$8,153,269	$(779,740)	$1,556,154	1,487,445	$142,006,374	$8,560,429	$—
SPDR Portfolio Long Term Treasury ETF	8,627,707	250,376,057	98,761,832	22,717,865	(12,001,387)	(15,905,829)	11,397,969	298,512,808	10,624,468	—
State Street Aggregate Bond Index Portfolio	4,255,612	381,047,454	133,695,777	23,496,095	(3,822,002)	(6,823,386)	5,496,989	480,601,748	16,308,460	—
State Street Equity 500 Index II Portfolio	1,900,867	823,455,798	132,073,345	206,985,992	87,886,161	98,598,123	1,759,687	935,027,435	15,993,475	2,864,832
State Street Global All Cap Equity ex-U.S. Index Portfolio	6,967,396	785,086,223	168,434,842	79,668,702	14,047,634	2,540,657	7,759,155	890,440,654	25,373,292	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,584,046	5,584,046	344,623,996	343,538,210	—	—	6,669,832	6,669,832	363,427	—
State Street Navigator Securities Lending Portfolio II	9,389,600	9,389,600	225,054,242	230,203,274	—	—	4,240,568	4,240,568	57,811	—
State Street Small/Mid Cap Equity Index Portfolio	807,964	229,518,267	52,443,844	50,589,701	8,508,050	17,836,349	819,345	257,716,809	6,026,600	9,617,244
Total		$2,593,709,649	$1,195,218,903	$965,353,108	$93,838,716	$97,802,068		$3,015,216,228	$83,307,962	$12,482,076
See accompanying notes to financial statements.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.0% (a)
DOMESTIC EQUITY — 44.0%
State Street Equity 500 Index II Portfolio	1,767,049	$938,939,130
State Street Small/Mid Cap Equity Index Portfolio	941,860	296,252,640
		1,235,191,770
DOMESTIC FIXED INCOME — 23.1%
SPDR Bloomberg High Yield Bond ETF (b)	531,856	50,776,292
SPDR Portfolio Long Term Treasury ETF	10,612,239	277,934,539
State Street Aggregate Bond Index Portfolio	3,640,590	318,296,802
		647,007,633
INTERNATIONAL EQUITY — 32.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	8,034,648	922,056,222
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,573,519,823)		2,804,255,625
SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (c)(d)	4,769,058	4,769,058
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(e)	20,275,710	$20,275,710
TOTAL SHORT-TERM INVESTMENTS (Cost $25,044,768)		$25,044,768
TOTAL INVESTMENTS — 100.9% (Cost $2,598,564,591)		2,829,300,393
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(26,057,230)
NET ASSETS — 100.0%		$2,803,243,163
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2024 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2024.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$2,804,255,625	$—	$—	$2,804,255,625
Short-Term Investments	25,044,768	—	—	25,044,768
TOTAL INVESTMENTS	$2,829,300,393	$—	$—	$2,829,300,393
See accompanying notes to financial statements.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income	Capital Gains Distributions
SPDR Bloomberg High Yield Bond ETF	238,476	$22,590,831	$33,386,503	$5,248,665	$126,308	$(78,685)	531,856	$50,776,292	$2,380,727	$—
SPDR Portfolio Long Term Treasury ETF	7,969,164	231,265,139	84,419,031	11,812,636	(5,133,244)	(20,803,751)	10,612,239	277,934,539	9,816,774	—
State Street Aggregate Bond Index Portfolio	2,799,984	250,710,560	84,509,496	9,866,898	(1,704,784)	(5,351,572)	3,640,590	318,296,802	10,721,945	—
State Street Equity 500 Index II Portfolio	1,872,184	811,030,296	127,811,094	183,529,737	79,927,178	103,700,299	1,767,049	938,939,130	16,040,650	2,873,283
State Street Global All Cap Equity ex-U.S. Index Portfolio	7,079,825	797,754,626	174,027,992	65,090,983	10,558,788	4,805,799	8,034,648	922,056,222	26,240,684	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,932,662	6,932,662	325,283,245	327,446,849	—	—	4,769,058	4,769,058	332,373	—
State Street Navigator Securities Lending Portfolio II	16,073,500	16,073,500	125,821,642	121,619,432	—	—	20,275,710	20,275,710	69,880	—
State Street Small/Mid Cap Equity Index Portfolio	911,585	258,953,809	59,259,615	51,771,240	10,339,310	19,471,146	941,860	296,252,640	6,921,989	11,046,102
Total		$2,395,311,423	$1,014,518,618	$776,386,440	$94,113,556	$101,743,236		$2,829,300,393	$72,525,022	$13,919,385
See accompanying notes to financial statements.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.0% (a)
DOMESTIC EQUITY — 47.5%
State Street Equity 500 Index II Portfolio	1,681,916	$893,702,498
State Street Small/Mid Cap Equity Index Portfolio	1,031,260	324,372,531
		1,218,075,029
DOMESTIC FIXED INCOME — 17.1%
SPDR Portfolio Long Term Treasury ETF	9,738,531	255,052,127
State Street Aggregate Bond Index Portfolio	2,078,621	181,733,836
		436,785,963
INTERNATIONAL EQUITY — 35.4%
State Street Global All Cap Equity ex-U.S. Index Portfolio	7,915,214	908,349,987
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,328,070,691)		2,563,210,979
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (b)(c) (Cost $5,989,985)	5,989,985	5,989,985
TOTAL INVESTMENTS — 100.2% (Cost $2,334,060,676)		2,569,200,964
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(4,915,905)
NET ASSETS — 100.0%		$2,564,285,059

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2024 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2024.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$2,563,210,979	$—	$—	$2,563,210,979
Short-Term Investment	5,989,985	—	—	5,989,985
TOTAL INVESTMENTS	$2,569,200,964	$—	$—	$2,569,200,964
See accompanying notes to financial statements.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income	Capital Gains Distributions
SPDR Portfolio Long Term Treasury ETF	7,134,950	$207,056,249	$91,972,728	$20,453,108	$(9,769,612)	$(13,754,130)	9,738,531	$255,052,127	$8,944,585	$—
State Street Aggregate Bond Index Portfolio	1,423,232	127,436,222	64,623,996	6,450,000	(1,427,517)	(2,448,865)	2,078,621	181,733,836	5,823,995	—
State Street Equity 500 Index II Portfolio	1,728,524	748,796,715	146,798,234	174,228,376	76,612,131	95,723,794	1,681,916	893,702,498	15,195,386	2,721,875
State Street Global All Cap Equity ex-U.S. Index Portfolio	6,774,838	763,388,768	195,989,838	65,256,270	10,075,479	4,152,172	7,915,214	908,349,987	25,763,082	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,085,225	7,085,225	299,450,741	300,545,981	—	—	5,989,985	5,989,985	318,459	—
State Street Navigator Securities Lending Portfolio II	189,000	189,000	121,772,127	121,961,127	—	—	—	—	1,022	—
State Street Small/Mid Cap Equity Index Portfolio	970,156	275,592,158	73,770,197	57,196,087	9,591,844	22,614,419	1,031,260	324,372,531	7,554,704	12,055,788
Total		$2,129,544,337	$994,377,861	$746,090,949	$85,082,325	$106,287,390		$2,569,200,964	$63,601,233	$14,777,663
See accompanying notes to financial statements.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9% (a)
DOMESTIC EQUITY — 50.4%
State Street Equity 500 Index II Portfolio	1,456,009	$773,665,154
State Street Small/Mid Cap Equity Index Portfolio	1,034,720	325,460,749
		1,099,125,903
DOMESTIC FIXED INCOME — 12.0%
SPDR Portfolio Long Term Treasury ETF	8,283,686	216,949,737
State Street Aggregate Bond Index Portfolio	505,436	44,190,227
		261,139,964
INTERNATIONAL EQUITY — 37.5%
State Street Global All Cap Equity ex-U.S. Index Portfolio	7,141,724	819,584,254
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,958,271,911)		2,179,850,121
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (b)(c) (Cost $5,789,023)	5,789,023	5,789,023
TOTAL INVESTMENTS — 100.2% (Cost $1,964,060,934)		2,185,639,144
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(3,931,994)
NET ASSETS — 100.0%		$2,181,707,150

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2024 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2024.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$2,179,850,121	$—	$—	$2,179,850,121
Short-Term Investment	5,789,023	—	—	5,789,023
TOTAL INVESTMENTS	$2,185,639,144	$—	$—	$2,185,639,144
See accompanying notes to financial statements.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income	Capital Gains Distributions
SPDR Portfolio Long Term Treasury ETF	5,933,907	$172,201,981	$88,019,036	$23,567,224	$(11,337,474)	$(8,366,582)	8,283,686	$216,949,737	$7,512,829	$—
State Street Aggregate Bond Index Portfolio	197,583	17,691,586	27,908,958	599,999	(8,084)	(802,234)	505,436	44,190,227	1,108,958	—
State Street Equity 500 Index II Portfolio	1,459,541	632,273,088	134,497,770	139,288,461	56,530,618	89,652,139	1,456,009	773,665,154	13,098,792	2,346,322
State Street Global All Cap Equity ex-U.S. Index Portfolio	5,969,145	672,603,207	192,054,187	56,983,017	10,874,568	1,035,309	7,141,724	819,584,254	23,157,389	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,978,650	5,978,650	282,975,826	283,165,453	—	—	5,789,023	5,789,023	274,975	—
State Street Navigator Securities Lending Portfolio II	258,000	258,000	53,622,900	53,880,900	—	—	—	—	1,190	—
State Street Small/Mid Cap Equity Index Portfolio	951,075	270,171,978	75,588,105	52,056,121	5,618,078	26,138,709	1,034,720	325,460,749	7,546,079	12,042,026
Total		$1,771,178,490	$854,666,782	$609,541,175	$61,677,706	$107,657,341		$2,185,639,144	$52,700,212	$14,388,348
See accompanying notes to financial statements.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9% (a)
DOMESTIC EQUITY — 51.5%
State Street Equity 500 Index II Portfolio	1,088,396	$578,330,310
State Street Small/Mid Cap Equity Index Portfolio	822,984	258,861,221
		837,191,531
DOMESTIC FIXED INCOME — 10.0%
SPDR Portfolio Long Term Treasury ETF	6,176,039	161,750,462
INTERNATIONAL EQUITY — 38.4%
State Street Global All Cap Equity ex-U.S. Index Portfolio	5,443,037	624,642,913
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,474,254,507)		1,623,584,906
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (b)(c) (Cost $4,225,282)	4,225,282	4,225,282
TOTAL INVESTMENTS — 100.1% (Cost $1,478,479,789)		1,627,810,188
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(2,015,096)
NET ASSETS — 100.0%		$1,625,795,092

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2024 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2024.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,623,584,906	$—	$—	$1,623,584,906
Short-Term Investment	4,225,282	—	—	4,225,282
TOTAL INVESTMENTS	$1,627,810,188	$—	$—	$1,627,810,188
See accompanying notes to financial statements.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income	Capital Gains Distributions
SPDR Portfolio Long Term Treasury ETF	4,233,444	$122,854,545	$62,952,654	$9,686,528	$(4,264,519)	$(10,105,690)	6,176,039	$161,750,462	$5,522,907	$—
State Street Equity 500 Index II Portfolio	1,043,530	452,057,096	129,647,733	110,308,997	39,791,333	67,143,145	1,088,396	578,330,310	9,765,798	1,749,300
State Street Global All Cap Equity ex-U.S. Index Portfolio	4,305,375	485,129,629	173,825,599	42,186,647	9,994,815	(2,120,483)	5,443,037	624,642,913	17,553,323	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,187,179	5,187,179	245,248,446	246,210,343	—	—	4,225,282	4,225,282	214,711	—
State Street Navigator Securities Lending Portfolio II	—	—	35,907,345	35,907,345	—	—	—	—	536	—
State Street Small/Mid Cap Equity Index Portfolio	701,321	199,224,256	70,920,649	35,575,173	1,579,464	22,712,025	822,984	258,861,221	5,937,654	9,475,303
Total		$1,264,452,705	$718,502,426	$479,875,033	$47,101,093	$77,628,997		$1,627,810,188	$38,994,929	$11,224,603
See accompanying notes to financial statements.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9% (a)
DOMESTIC EQUITY — 51.5%
State Street Equity 500 Index II Portfolio	733,858	$389,942,991
State Street Small/Mid Cap Equity Index Portfolio	554,359	174,368,049
		564,311,040
DOMESTIC FIXED INCOME — 10.0%
SPDR Portfolio Long Term Treasury ETF	4,158,642	108,914,835
INTERNATIONAL EQUITY — 38.4%
State Street Global All Cap Equity ex-U.S. Index Portfolio	3,666,959	420,820,222
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $991,092,418)		1,094,046,097
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (b)(c) (Cost $2,922,162)	2,922,162	2,922,162
TOTAL INVESTMENTS — 100.2% (Cost $994,014,580)		1,096,968,259
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(1,886,368)
NET ASSETS — 100.0%		$1,095,081,891

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended December 31, 2024 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended December 31, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2024.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,094,046,097	$—	$—	$1,094,046,097
Short-Term Investment	2,922,162	—	—	2,922,162
TOTAL INVESTMENTS	$1,096,968,259	$—	$—	$1,096,968,259
See accompanying notes to financial statements.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income	Capital Gains Distributions
SPDR Portfolio Long Term Treasury ETF	2,638,937	$76,581,952	$49,708,349	$8,079,294	$(3,889,992)	$(5,406,180)	4,158,642	$108,914,835	$3,578,867	$—
State Street Equity 500 Index II Portfolio	650,468	281,782,946	110,168,057	70,272,841	21,158,789	47,106,040	733,858	389,942,991	6,552,476	1,173,713
State Street Global All Cap Equity ex-U.S. Index Portfolio	2,684,600	302,500,735	146,080,650	31,493,683	5,410,600	(1,678,080)	3,666,959	420,820,222	11,835,666	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,700,171	2,700,171	200,161,776	199,939,785	—	—	2,922,162	2,922,162	159,179	—
State Street Small/Mid Cap Equity Index Portfolio	437,252	124,210,122	59,314,096	24,511,277	(2,783,921)	18,139,029	554,359	174,368,049	3,986,995	6,362,441
Total		$787,775,926	$565,432,928	$334,296,880	$19,895,476	$58,160,809		$1,096,968,259	$26,113,183	$7,536,154
See accompanying notes to financial statements.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2065 FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 51.5%
State Street Equity 500 Index II Portfolio	231,817	$123,178,413
State Street Small/Mid Cap Equity Index Portfolio	174,695	54,948,676
		178,127,089
DOMESTIC FIXED INCOME — 9.9%
SPDR Portfolio Long Term Treasury ETF	1,310,489	34,321,707
INTERNATIONAL EQUITY — 38.4%
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,155,344	132,587,265
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $313,904,516)		345,036,061
SHORT-TERM INVESTMENT — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (b)(c) (Cost $1,214,221)	1,214,221	1,214,221
TOTAL INVESTMENTS — 100.2% (Cost $315,118,737)		346,250,282
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(691,684)
NET ASSETS — 100.0%		$345,558,598

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2024 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2024.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$345,036,061	$—	$—	$345,036,061
Short-Term Investment	1,214,221	—	—	1,214,221
TOTAL INVESTMENTS	$346,250,282	$—	$—	$346,250,282
See accompanying notes to financial statements.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2065 FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income	Capital Gains Distributions
SPDR Portfolio Long Term Treasury ETF	686,009	$19,907,981	$20,076,228	$2,919,768	$(752,681)	$(1,990,053)	1,310,489	$34,321,707	$1,046,034	$—
State Street Equity 500 Index II Portfolio	169,129	73,266,623	49,018,937	18,251,529	3,438,832	15,705,550	231,817	123,178,413	2,057,702	368,586
State Street Global All Cap Equity ex-U.S. Index Portfolio	697,865	78,635,396	58,287,062	4,592,629	(221,754)	479,190	1,155,344	132,587,265	3,708,367	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	722,660	722,660	58,447,924	57,956,363	—	—	1,214,221	1,214,221	56,412	—
State Street Small/Mid Cap Equity Index Portfolio	113,684	32,294,264	24,645,228	6,193,704	(140,975)	4,343,863	174,695	54,948,676	1,249,533	1,994,003
Total		$204,826,924	$210,475,379	$89,913,993	$2,323,422	$18,538,550		$346,250,282	$8,118,048	$2,362,589
See accompanying notes to financial statements.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2070 FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.6% (a)
DOMESTIC EQUITY — 51.8%
State Street Equity 500 Index II Portfolio	2,021	$1,073,900
State Street Small/Mid Cap Equity Index Portfolio	1,522	478,600
		1,552,500
DOMESTIC FIXED INCOME — 9.6%
SPDR Portfolio Long Term Treasury ETF	10,940	286,518
INTERNATIONAL EQUITY — 38.2%
State Street Global All Cap Equity ex-U.S. Index Portfolio	9,999	1,147,500
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,986,546)		2,986,518
TOTAL INVESTMENTS — 99.6% (Cost $2,986,546)		2,986,518
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		13,443
NET ASSETS — 100.0%		$2,999,961

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2024 are shown in the Affiliate Table below.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$2,986,518	$—	$—	$2,986,518

Affiliate Table
	Number of Shares Held at 12/31/24*	Value at 12/31/24*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
SPDR Portfolio Long Term Treasury ETF	—	$—	$286,546	$—	$—	$(28)	10,940	$286,518	$—
State Street Equity 500 Index II Portfolio	—	—	1,073,900	—	—	—	2,021	1,073,900	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	—	—	1,147,500	—	—	—	9,999	1,147,500	—
State Street Small/Mid Cap Equity Index Portfolio	—	—	478,600	—	—	—	1,522	478,600	—
Total		$—	$2,986,546	$—	$—	$(28)		$2,986,518	$—
*	Commencement of operations.
See accompanying notes to financial statements.
23

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24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2024

	State Street Target Retirement Fund	State Street Target Retirement 2020 Fund	State Street Target Retirement 2025 Fund	State Street Target Retirement 2030 Fund
ASSETS
Investments in affiliated issuers, at value*	$628,978,728	$900,155,675	$2,024,257,234	$3,130,729,165
Cash	60	70	334	490
Receivable for investments sold	9,500,142	14,041,931	45,158,217	77,302,942
Receivable for fund shares sold	208,368	363,502	1,811,068	2,323,358
Dividends receivable — affiliated issuers	4,181	5,256	14,531	21,655
Securities lending income receivable — unaffiliated issuers	36,110	51,312	58,905	92,053
Securities lending income receivable — affiliated issuers	1,006	2,144	61,427	86,010
Receivable from Adviser	110,689	123,149	249,461	304,653
Prepaid expenses and other assets	857	1,186	2,587	3,811
TOTAL ASSETS	638,840,141	914,744,225	2,071,613,764	3,210,864,137
LIABILITIES
Payable upon return of securities loaned	552,532	1,042,275	44,703,320	85,986,780
Payable for investments purchased	9,201,103	15,366,796	47,616,435	77,843,888
Payable for fund shares repurchased	677,099	3,302,274	7,837,605	9,607,646
Advisory fee payable	27,034	38,601	85,168	131,447
Custodian fees payable	13,571	13,607	13,493	13,322
Administration fees payable	27,444	38,988	85,493	131,741
Distribution fees payable	935	2,518	2,793	7,291
Trustees’ fees and expenses payable	66	96	178	221
Transfer agent fees payable	28,060	25,150	38,014	43,925
Sub-transfer agent fee payable	4,445	7,656	9,607	23,799
Registration and filing fees payable	4,371	3,221	3,492	16,524
Professional fees payable	34,590	34,730	35,324	35,800
Printing and postage fees payable	9,751	13,611	29,650	38,140
Accrued expenses and other liabilities	472	515	625	581
TOTAL LIABILITIES	10,581,473	19,890,038	100,461,197	173,881,105
NET ASSETS	$628,258,668	$894,854,187	$1,971,152,567	$3,036,983,032
NET ASSETS CONSIST OF:
Paid-in capital	$636,583,103	$912,430,963	$1,940,284,913	$2,890,582,462
Total distributable earnings (loss)	(8,324,435)	(17,576,776)	30,867,654	146,400,570
NET ASSETS	$628,258,668	$894,854,187	$1,971,152,567	$3,036,983,032
Class I
Net Assets	$3,351,022	$3,704,091	$10,309,358	$23,407,916
Shares Outstanding	313,667	349,901	870,220	1,819,582
Net asset value, offering and redemption price per share	$10.68	$10.59	$11.85	$12.86
Class K
Net Assets	$620,510,563	$879,380,123	$1,947,698,184	$2,979,565,567
Shares Outstanding	57,709,958	82,445,058	162,870,426	230,096,595
Net asset value, offering and redemption price per share	$10.75	$10.67	$11.96	$12.95
Class R3
Net Assets	$4,397,083	$11,769,973	$13,145,025	$34,009,549
Shares Outstanding	408,615	1,102,450	1,098,020	2,622,944
Net asset value, offering and redemption price per share	$10.76	$10.68	$11.97	$12.97
COST OF INVESTMENTS:
Investments in affiliated issuers	627,730,424	906,386,199	1,986,495,417	2,986,622,474
* Includes investments in securities on loan, at value	$40,381,996	$57,580,248	$106,422,526	$183,957,802
See accompanying notes to financial statements.
25

State Street Target Retirement 2035 Fund	State Street Target Retirement 2040 Fund	State Street Target Retirement 2045 Fund	State Street Target Retirement 2050 Fund	State Street Target Retirement 2055 Fund	State Street Target Retirement 2060 Fund	State Street Target Retirement 2065 Fund

$3,015,216,228	$2,829,300,393	$2,569,200,964	$2,185,639,144	$1,627,810,188	$1,096,968,259	$346,250,282
—	181	—	28	30	8	—
81,600,000	84,320,230	77,700,000	69,300,000	50,200,000	33,800,000	10,600,000
2,008,234	1,941,847	1,875,855	1,750,645	2,098,302	1,406,251	700,079
24,518	22,550	17,973	19,143	16,792	12,522	5,015
93,958	19,529	—	—	—	—	—
6,763	29,249	—	—	—	—	—
216,177	181,837	163,442	153,662	135,076	119,083	53,567
3,734	3,423	3,135	2,629	1,928	1,245	358
3,099,169,612	2,915,819,239	2,648,961,369	2,256,865,251	1,680,262,316	1,132,307,368	357,609,301

4,240,568	20,275,710	—	—	—	—	—
81,786,206	83,681,131	78,764,697	70,897,778	50,864,296	34,556,126	11,156,653
7,673,768	8,194,423	5,509,261	3,895,109	3,297,236	2,419,920	793,804
130,194	121,888	111,476	94,642	70,439	47,249	14,752
13,309	13,395	13,349	13,316	13,372	13,391	13,498
130,419	122,090	111,605	94,706	70,506	47,312	14,752
4,170	6,216	4,140	5,447	3,964	1,722	309
202	181	155	117	78	41	8
48,629	49,293	52,816	53,666	54,668	61,760	17,307
12,502	18,346	12,210	15,834	11,410	4,975	875
24,368	26,190	33,846	30,481	30,966	29,216	16,418
35,751	35,608	35,483	35,271	34,979	34,692	19,925
35,281	31,132	26,873	21,374	14,998	8,764	2,097
494	473	399	360	312	309	305
94,135,861	112,576,076	84,676,310	75,158,101	54,467,224	37,225,477	12,050,703
$3,005,033,751	$2,803,243,163	$2,564,285,059	$2,181,707,150	$1,625,795,092	$1,095,081,891	$345,558,598

$2,791,016,378	$2,549,642,717	$2,305,480,370	$1,943,521,807	$1,458,075,425	$988,282,639	$313,596,202
214,017,373	253,600,446	258,804,689	238,185,343	167,719,667	106,799,252	31,962,396
$3,005,033,751	$2,803,243,163	$2,564,285,059	$2,181,707,150	$1,625,795,092	$1,095,081,891	$345,558,598

$6,490,731	$6,301,635	$3,263,388	$3,469,369	$1,283,647	$931,636	$58,122
474,157	446,764	221,293	233,590	83,743	59,599	3,793
$13.69	$14.11	$14.75	$14.85	$15.33	$15.63	$15.32

$2,979,141,983	$2,767,818,971	$2,541,824,113	$2,153,241,524	$1,606,001,244	$1,086,085,480	$344,035,960
215,298,867	193,613,586	171,314,529	143,341,420	104,050,689	69,212,481	22,475,735
$13.84	$14.30	$14.84	$15.02	$15.43	$15.69	$15.31

$19,401,037	$29,122,557	$19,197,558	$24,996,257	$18,510,201	$8,064,768	$1,464,516
1,400,648	2,034,828	1,292,550	1,662,590	1,198,340	513,812	95,443
$13.85	$14.31	$14.85	$15.03	$15.45	$15.70	$15.34

2,813,326,321	2,598,564,591	2,334,060,676	1,964,060,934	1,478,479,789	994,014,580	315,118,737
$107,162,402	$40,878,154	$—	$—	$—	$—	$—
26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
December 31, 2024

State Street Target Retirement 2070 Fund
ASSETS
Investments in affiliated issuers, at value	$2,986,518
Cash	3,000,000
Receivable from Adviser	16,353
TOTAL ASSETS	6,002,871
LIABILITIES
Payable for investments purchased	2,986,546
Advisory fee payable	4
Custodian fees payable	1
Administration fees payable	4
Distribution fees payable	7
Trustees’ fees and expenses payable	68
Transfer agent fees payable	69
Registration and filing fees payable	538
Professional fees payable	15,652
Printing and postage fees payable	14
Accrued expenses and other liabilities	7
TOTAL LIABILITIES	3,002,910
NET ASSETS	$2,999,961
NET ASSETS CONSIST OF:
Paid-in capital	$2,999,989
Total distributable earnings (loss)	(28)
NET ASSETS	$2,999,961
Class I
Net Assets	$999,982
Shares Outstanding	100,000
Net asset value, offering and redemption price per share	$10.00
Class K
Net Assets	$999,990
Shares Outstanding	100,000
Net asset value, offering and redemption price per share	$10.00
Class R3
Net Assets	$999,989
Shares Outstanding	100,000
Net asset value, offering and redemption price per share	$10.00
COST OF INVESTMENTS:
Investments in affiliated issuers	2,986,546
See accompanying notes to financial statements.
27

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28

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

	State Street Target Retirement Fund	State Street Target Retirement 2020 Fund	State Street Target Retirement 2025 Fund	State Street Target Retirement 2030 Fund
INVESTMENT INCOME
Dividend income — affiliated issuers	$23,379,765	$32,047,877	$64,232,514	$89,248,256
Unaffiliated securities lending income	191,422	266,632	307,731	523,885
Affiliated securities lending income	9,743	16,606	283,323	271,515
TOTAL INVESTMENT INCOME (LOSS)	23,580,930	32,331,115	64,823,568	90,043,656
EXPENSES
Advisory fee	334,163	461,710	997,741	1,473,883
Administration fees	334,163	461,710	997,741	1,473,883
Sub-transfer agent fee
Class I	4,685	6,015	15,201	33,605
Class R3	3,574	29,680	34,096	82,395
Distribution fees
Class R3	10,125	29,680	34,096	82,395
Custodian fees	54,022	53,984	54,112	53,715
Trustees’ fees and expenses	25,899	27,706	35,184	41,314
Transfer agent fees	171,938	153,186	226,236	261,189
Registration and filing fees	57,736	43,900	55,951	68,767
Professional fees	31,722	32,954	38,078	42,564
Printing and postage fees	23,951	28,388	47,336	64,928
Insurance expense	1,961	2,703	5,653	7,906
Miscellaneous expenses	4,325	4,748	6,110	7,254
TOTAL EXPENSES	1,058,264	1,336,364	2,547,535	3,693,798
Expenses waived/reimbursed by the Adviser	(1,159,511)	(1,408,578)	(2,673,667)	(3,003,126)
NET EXPENSES	(101,247)	(72,214)	(126,132)	690,672
NET INVESTMENT INCOME (LOSS)	$23,682,177	$32,403,329	$64,949,700	$89,352,984
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — affiliated issuers	4,148,045	20,407,233	57,098,203	100,711,683
Capital gain distributions — affiliated issuers	972,169	1,412,916	4,662,647	10,049,909
Net realized gain (loss)	5,120,214	21,820,149	61,760,850	110,761,592
Net change in unrealized appreciation/depreciation on:
Investments — affiliated issuers	18,591,145	12,512,114	43,446,343	78,482,741
NET REALIZED AND UNREALIZED GAIN (LOSS)	23,711,359	34,332,263	105,207,193	189,244,333
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$47,393,536	$66,735,592	$170,156,893	$278,597,317
See accompanying notes to financial statements.
29

State Street Target Retirement 2035 Fund	State Street Target Retirement 2040 Fund	State Street Target Retirement 2045 Fund	State Street Target Retirement 2050 Fund	State Street Target Retirement 2055 Fund	State Street Target Retirement 2060 Fund	State Street Target Retirement 2065 Fund

$83,250,151	$72,455,142	$63,600,211	$52,699,022	$38,994,393	$26,113,183	$8,118,048
481,111	98,351	—	—	43	—	—
57,811	69,880	1,022	1,190	536	—	—
83,789,073	72,623,373	63,601,233	52,700,212	38,994,972	26,113,183	8,118,048

1,438,015	1,328,445	1,209,630	1,015,578	745,288	481,922	139,767
1,438,015	1,328,445	1,209,630	1,015,578	745,288	481,922	139,767

9,893	8,888	4,986	5,317	3,579	1,122	93
44,913	69,680	45,144	61,810	40,175	17,883	2,504

44,913	69,680	45,143	61,810	40,175	17,883	2,504
53,696	53,434	53,580	53,287	53,384	53,645	53,984
40,562	38,971	37,225	34,514	30,785	27,200	22,702
290,181	294,104	315,025	319,537	322,337	365,859	103,837
78,956	89,465	89,117	74,432	85,779	81,265	66,702
42,109	41,061	39,888	38,064	35,462	32,982	27,859
64,905	60,803	58,882	54,862	49,151	41,311	22,522
7,640	6,954	6,279	5,140	3,705	2,282	603
7,027	6,741	6,219	5,701	5,072	4,370	3,382
3,560,825	3,396,671	3,120,748	2,745,630	2,160,180	1,609,646	586,226
(2,178,396)	(1,755,250)	(1,566,661)	(1,408,155)	(1,184,887)	(1,000,235)	(418,979)
1,382,429	1,641,421	1,554,087	1,337,475	975,293	609,411	167,247
$82,406,644	$70,981,952	$62,047,146	$51,362,737	$38,019,679	$25,503,772	$7,950,801

93,838,716	94,113,556	85,082,325	61,677,706	47,101,093	19,895,476	2,323,422
12,482,076	13,919,385	14,777,663	14,388,348	11,224,603	7,536,154	2,362,589
106,320,792	108,032,941	99,859,988	76,066,054	58,325,696	27,431,630	4,686,011

97,802,068	101,743,236	106,287,390	107,657,341	77,628,997	58,160,809	18,538,550
204,122,860	209,776,177	206,147,378	183,723,395	135,954,693	85,592,439	23,224,561
$286,529,504	$280,758,129	$268,194,524	$235,086,132	$173,974,372	$111,096,211	$31,175,362
30

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended December 31, 2024

State Street Target Retirement 2070 Fund(a)
INVESTMENT INCOME
EXPENSES
Advisory fee	$4
Administration fees	4
Sub-transfer agent fee
Distribution fees
Class R3	7
Custodian fees	1
Trustees’ fees and expenses	68
Transfer agent fees	68
Registration and filing fees	538
Professional fees	15,652
Printing and postage fees	14
Miscellaneous expenses	8
TOTAL EXPENSES	16,364
Expenses waived/reimbursed by the Adviser	(16,353)
NET EXPENSES	11
NET INVESTMENT INCOME (LOSS)	$(11)
REALIZED AND UNREALIZED GAIN (LOSS)
Net change in unrealized appreciation/depreciation on:
Investments — affiliated issuers	(28)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(39)

(a)	For the period December 31, 2024 (commencement of operations) through December 31, 2024.
See accompanying notes to financial statements.
31

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32

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Target Retirement Fund		State Street Target Retirement 2020 Fund
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/24	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$23,682,177	$21,769,086	$32,403,329	$29,276,207
Net realized gain (loss)	5,120,214	11,677,506	21,820,149	19,522,215
Net change in unrealized appreciation/depreciation	18,591,145	32,823,125	12,512,114	48,564,838
Net increase (decrease) in net assets resulting from operations	47,393,536	66,269,717	66,735,592	97,363,260
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(182,455)	(163,266)	(248,156)	(197,411)
Class K	(34,595,560)	(34,135,067)	(60,108,424)	(47,803,562)
Class R3	(228,817)	(149,506)	(755,325)	(634,922)
Total distributions to shareholders	(35,006,832)	(34,447,839)	(61,111,905)	(48,635,895)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class I
Proceeds from sale of shares sold	455,468	2,380,460	263,299	2,988,394
Reinvestment of distributions	182,455	160,526	248,156	197,411
Cost of shares redeemed	(607,099)	(89,237)	(655,774)	(2,229,862)
Net increase (decrease) from capital share transactions	30,824	2,451,749	(144,319)	955,943
Class K
Proceeds from sale of shares sold	142,874,081	145,941,870	170,361,915	165,177,373
Reinvestment of distributions	34,483,467	34,065,938	59,981,013	47,669,081
Cost of shares redeemed	(241,130,459)	(135,811,238)	(263,958,045)	(189,056,186)
Net increase (decrease) from capital share transactions	(63,772,911)	44,196,570	(33,615,117)	23,790,268
Class R3
Proceeds from sale of shares sold	1,678,129	821,837	1,635,075	1,518,166
Reinvestment of distributions	228,817	149,506	755,325	634,922
Cost of shares redeemed	(791,990)	(415,070)	(3,369,390)	(3,096,876)
Net increase (decrease) from capital share transactions	1,114,956	556,273	(978,990)	(943,788)
Net increase (decrease) in net assets from beneficial interest transactions	(62,627,131)	47,204,592	(34,738,426)	23,802,423
Net increase (decrease) in net assets during the period	(50,240,427)	79,026,470	(29,114,739)	72,529,788
Net assets at beginning of period	678,499,095	599,472,625	923,968,926	851,439,138
NET ASSETS AT END OF PERIOD	$628,258,668	$678,499,095	$894,854,187	$923,968,926
SHARES OF BENEFICIAL INTEREST:
Class I
Shares sold	41,704	231,561	24,375	289,899
Reinvestment of distributions	17,052	15,187	23,411	18,641
Shares redeemed	(55,501)	(8,540)	(59,228)	(212,525)
Net increase (decrease) from share transactions	3,255	238,208	(11,442)	96,015
Class K
Shares sold	13,066,399	13,883,704	15,510,638	15,677,202
Reinvestment of distributions	3,201,808	3,201,686	5,616,200	4,467,580
Shares redeemed	(21,872,089)	(12,866,261)	(23,902,497)	(17,885,167)
Net increase (decrease) from share transactions	(5,603,882)	4,219,129	(2,775,659)	2,259,615
Class R3
Shares sold	154,337	77,644	147,318	143,997
Reinvestment of distributions	21,226	14,051	70,657	59,450
Shares redeemed	(72,244)	(38,823)	(309,283)	(293,016)
Net increase (decrease) from share transactions	103,319	52,872	(91,308)	(89,569)
See accompanying notes to financial statements.
33

State Street Target Retirement 2025 Fund		State Street Target Retirement 2030 Fund		State Street Target Retirement 2035 Fund
Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/24	Year Ended 12/31/23

$64,949,700	$54,978,858	$89,352,984	$68,465,030	$82,406,644	$60,623,693
61,760,850	26,723,794	110,761,592	22,030,437	106,320,792	28,241,993
43,446,343	148,755,674	78,482,741	258,921,921	97,802,068	265,164,791
170,156,893	230,458,326	278,597,317	349,417,388	286,529,504	354,030,477

(640,650)	(433,484)	(1,351,412)	(1,025,628)	(343,917)	(260,876)
(123,737,366)	(84,857,628)	(176,728,323)	(106,193,974)	(156,957,195)	(101,015,457)
(768,020)	(527,173)	(1,827,718)	(1,152,760)	(923,196)	(535,404)
(125,146,036)	(85,818,285)	(179,907,453)	(108,372,362)	(158,224,308)	(101,811,737)

3,427,843	7,732,646	2,061,304	18,976,366	1,198,893	3,778,020
640,650	433,484	1,351,412	1,025,628	343,917	260,876
(3,875,112)	(2,454,198)	(1,159,258)	(8,440,102)	(2,122,078)	(1,379,561)
193,381	5,711,932	2,253,458	11,561,892	(579,268)	2,659,335

412,382,799	431,723,216	642,831,714	637,609,508	683,111,175	651,228,119
123,398,432	84,603,650	176,185,354	105,867,278	156,129,992	100,412,958
(542,608,256)	(364,848,805)	(588,213,998)	(319,110,893)	(553,972,014)	(318,346,107)
(6,827,025)	151,478,061	230,803,070	424,365,893	285,269,153	433,294,970

4,272,867	3,277,027	6,691,941	5,031,761	5,131,252	3,856,314
768,020	527,173	1,827,718	1,152,760	923,196	535,404
(5,452,778)	(3,047,124)	(7,389,315)	(4,348,917)	(2,609,305)	(2,687,039)
(411,891)	757,076	1,130,344	1,835,604	3,445,143	1,704,679
(7,045,535)	157,947,069	234,186,872	437,763,389	288,135,028	437,658,984
37,965,322	302,587,110	332,876,736	678,808,415	416,440,224	689,877,724
1,933,187,245	1,630,600,135	2,704,106,296	2,025,297,881	2,588,593,527	1,898,715,803
$1,971,152,567	$1,933,187,245	$3,036,983,032	$2,704,106,296	$3,005,033,751	$2,588,593,527

285,405	699,060	156,213	1,636,068	86,058	305,197
53,881	37,209	104,518	82,248	24,958	19,914
(324,413)	(218,282)	(89,254)	(686,923)	(157,501)	(107,519)
14,873	517,987	171,477	1,031,393	(46,485)	217,592

33,669,126	37,854,383	48,836,451	53,086,679	48,873,759	51,625,883
10,283,203	7,200,311	13,531,901	8,442,367	11,208,183	7,584,060
(44,000,412)	(31,814,876)	(44,299,121)	(26,432,464)	(39,280,253)	(25,001,899)
(48,083)	13,239,818	18,069,231	35,096,582	20,801,689	34,208,044

350,789	286,333	509,010	419,658	370,668	306,813
63,948	44,790	140,270	91,780	66,226	40,408
(444,688)	(269,703)	(567,577)	(356,769)	(186,239)	(211,100)
(29,951)	61,420	81,703	154,669	250,655	136,121
34

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	State Street Target Retirement 2040 Fund		State Street Target Retirement 2045 Fund
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/24	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$70,981,952	$51,048,923	$62,047,146	$44,387,829
Net realized gain (loss)	108,032,941	21,467,540	99,859,988	20,118,851
Net change in unrealized appreciation/depreciation	101,743,236	263,462,947	106,287,390	245,934,480
Net increase (decrease) in net assets resulting from operations	280,758,129	335,979,410	268,194,524	310,441,160
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(295,827)	(198,315)	(150,890)	(112,818)
Class K	(133,844,859)	(86,904,349)	(121,989,017)	(74,156,021)
Class R3	(1,248,425)	(842,723)	(822,288)	(483,877)
Total distributions to shareholders	(135,389,111)	(87,945,387)	(122,962,195)	(74,752,716)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class I
Proceeds from sale of shares sold	976,066	3,312,202	608,700	1,262,125
Reinvestment of distributions	295,827	198,315	150,890	112,818
Cost of shares redeemed	(749,041)	(1,401,300)	(1,002,050)	(56,177)
Net increase (decrease) from capital share transactions	522,852	2,109,217	(242,460)	1,318,766
Class K
Proceeds from sale of shares sold	606,375,105	614,510,168	629,665,812	593,342,961
Reinvestment of distributions	133,212,906	86,438,413	121,422,010	73,846,112
Cost of shares redeemed	(467,531,595)	(258,129,003)	(461,780,108)	(251,421,275)
Net increase (decrease) from capital share transactions	272,056,416	442,819,578	289,307,714	415,767,798
Class R3
Proceeds from sale of shares sold	5,680,926	3,547,337	6,046,592	5,127,519
Reinvestment of distributions	1,248,425	842,723	822,288	483,877
Cost of shares redeemed	(5,454,345)	(2,986,710)	(4,033,797)	(2,211,311)
Net increase (decrease) from capital share transactions	1,475,006	1,403,350	2,835,083	3,400,085
Net increase (decrease) in net assets from beneficial interest transactions	274,054,274	446,332,145	291,900,337	420,486,649
Net increase (decrease) in net assets during the period	419,423,292	694,366,168	437,132,666	656,175,093
Net assets at beginning of period	2,383,819,871	1,689,453,703	2,127,152,393	1,470,977,300
NET ASSETS AT END OF PERIOD	$2,803,243,163	$2,383,819,871	$2,564,285,059	$2,127,152,393
SHARES OF BENEFICIAL INTEREST:
Class I
Shares sold	68,335	269,736	41,064	99,010
Reinvestment of distributions	20,818	14,855	10,147	8,134
Shares redeemed	(54,053)	(109,688)	(68,781)	(4,352)
Net increase (decrease) from share transactions	35,100	174,903	(17,570)	102,792
Class K
Shares sold	42,180,443	47,983,104	42,355,682	45,166,372
Reinvestment of distributions	9,250,896	6,393,374	8,116,445	5,293,628
Shares redeemed	(32,315,942)	(20,019,115)	(30,736,446)	(18,923,156)
Net increase (decrease) from share transactions	19,115,397	34,357,363	19,735,681	31,536,844
Class R3
Shares sold	400,112	278,762	413,782	393,428
Reinvestment of distributions	86,576	62,286	54,929	34,662
Shares redeemed	(385,692)	(231,745)	(272,653)	(165,743)
Net increase (decrease) from share transactions	100,996	109,303	196,058	262,347
See accompanying notes to financial statements.
35

State Street Target Retirement 2050 Fund		State Street Target Retirement 2055 Fund		State Street Target Retirement 2060 Fund
Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/24	Year Ended 12/31/23

$51,362,737	$36,127,116	$38,019,679	$25,706,682	$25,503,772	$15,948,919
76,066,054	7,668,488	58,325,696	6,052,975	27,431,630	1,780,590
107,657,341	216,054,801	77,628,997	152,241,154	58,160,809	91,498,343
235,086,132	259,850,405	173,974,372	184,000,811	111,096,211	109,227,852

(152,711)	(100,744)	(54,563)	(53,328)	(36,740)	(22,606)
(97,482,983)	(54,358,702)	(70,681,594)	(37,536,498)	(44,098,387)	(21,446,583)
(1,004,095)	(566,079)	(719,168)	(318,523)	(286,122)	(131,383)
(98,639,789)	(55,025,525)	(71,455,325)	(37,908,349)	(44,421,249)	(21,600,572)

609,827	1,413,308	553,393	884,218	283,558	300,360
152,711	100,744	54,563	53,328	36,740	22,606
(856,680)	(507,407)	(1,356,445)	(290,500)	(286,369)	(160,880)
(94,142)	1,006,645	(748,489)	647,046	33,929	162,086

578,621,564	554,412,675	512,722,967	453,715,546	443,257,175	341,015,592
97,007,141	54,058,542	70,285,029	37,303,409	43,715,962	21,279,073
(397,533,956)	(190,980,392)	(321,685,575)	(162,452,581)	(246,110,778)	(102,465,009)
278,094,749	417,490,825	261,322,421	328,566,374	240,862,359	259,829,656

6,749,720	6,680,132	7,313,253	4,597,409	2,940,882	2,767,709
1,004,095	566,079	719,168	318,526	286,122	131,388
(5,858,675)	(1,575,652)	(2,906,793)	(2,038,500)	(1,374,444)	(1,022,446)
1,895,140	5,670,559	5,125,628	2,877,435	1,852,560	1,876,651
279,895,747	424,168,029	265,699,560	332,090,855	242,748,848	261,868,393
416,342,090	628,992,909	368,218,607	478,183,317	309,423,810	349,495,673
1,765,365,060	1,136,372,151	1,257,576,485	779,393,168	785,658,081	436,162,408
$2,181,707,150	$1,765,365,060	$1,625,795,092	$1,257,576,485	$1,095,081,891	$785,658,081

40,730	111,925	36,846	66,343	17,560	21,917
10,194	7,269	3,527	3,734	2,330	1,559
(58,737)	(38,647)	(85,768)	(21,927)	(19,287)	(11,744)
(7,813)	80,547	(45,395)	48,150	603	11,732

38,643,071	42,347,085	33,394,283	33,865,450	28,390,368	25,131,637
6,403,112	3,858,568	4,514,132	2,597,730	2,761,589	1,462,479
(26,309,711)	(14,454,432)	(20,689,978)	(11,967,477)	(15,641,860)	(7,516,398)
18,736,472	31,751,221	17,218,437	24,495,703	15,510,097	19,077,718

458,596	510,681	478,485	345,062	191,043	204,383
66,190	40,377	46,130	22,166	18,063	9,030
(384,748)	(119,026)	(187,772)	(149,693)	(89,187)	(74,065)
140,038	432,032	336,843	217,535	119,919	139,348
36

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	State Street Target Retirement 2065 Fund		State Street Target Retirement 2070 Fund
	Year Ended 12/31/24	Year Ended 12/31/23	For the Period 12/31/24*- 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$7,950,801	$4,082,683	$(11)
Net realized gain (loss)	4,686,011	(1,327,377)	—
Net change in unrealized appreciation/depreciation	18,538,550	23,761,192	(28)
Net increase (decrease) in net assets resulting from operations	31,175,362	26,516,498	(39)
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(1,474)	(5,864)	—
Class K	(9,459,167)	(4,347,994)	—
Class R3	(32,627)	(9,655)	—
Total distributions to shareholders	(9,493,268)	(4,363,513)	—
Return of capital
Class I	—	(358)	—
Class K	—	(267,012)	—
Class R3	—	(582)	—
Total return of capital	—	(267,952)	—
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class I
Proceeds from sale of shares sold	105,859	94,001	1,000,000
Reinvestment of distributions	1,474	3,256	—
Cost of shares redeemed	(354,793)	(24,720)	—
Net increase (decrease) from capital share transactions	(247,460)	72,537	1,000,000
Class K
Proceeds from sale of shares sold	157,814,282	103,878,913	1,000,000
Reinvestment of distributions	9,430,600	4,596,940	—
Cost of shares redeemed	(48,697,617)	(19,990,778)	—
Net increase (decrease) from capital share transactions	118,547,265	88,485,075	1,000,000
Class R3
Proceeds from sale of shares sold	1,023,971	514,426	1,000,000
Reinvestment of distributions	32,627	10,237	—
Cost of shares redeemed	(235,522)	(150,022)	—
Net increase (decrease) from capital share transactions	821,076	374,641	1,000,000
Net increase (decrease) in net assets from beneficial interest transactions	119,120,881	88,932,253	3,000,000
Net increase (decrease) in net assets during the period	140,802,975	110,817,286	2,999,961
Net assets at beginning of period	204,755,623	93,938,337	—
NET ASSETS AT END OF PERIOD	$345,558,598	$204,755,623	$2,999,961
SHARES OF BENEFICIAL INTEREST:
Class I
Shares sold	6,676	7,223	100,000
Reinvestment of distributions	95	233	—
Shares redeemed	(24,510)	(1,863)	—
Net increase (decrease) from share transactions	(17,739)	5,593	100,000
Class K
Shares sold	10,450,477	7,972,461	100,000
Reinvestment of distributions	610,790	328,353	—
Shares redeemed	(3,186,981)	(1,523,512)	—
Net increase (decrease) from share transactions	7,874,286	6,777,302	100,000
Class R3
Shares sold	67,479	39,498	100,000
Reinvestment of distributions	2,108	729	—
Shares redeemed	(15,702)	(11,349)	—
Net increase (decrease) from share transactions	53,885	28,878	100,000

*	Commencement of operations.
See accompanying notes to financial statements.
37

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$10.55	$10.03	$12.01	$11.99	$11.05
Income (loss) from investment operations:
Net investment income (loss) (a)	0.38	0.38	0.31	0.17	0.38
Net realized and unrealized gain (loss)	0.37	0.69	(1.77)	0.65	0.75
Total from investment operations	0.75	1.07	(1.46)	0.82	1.13
Distributions to shareholders from:
Net investment income	(0.41)	(0.35)	(0.31)	(0.28)	(0.18)
Net realized gains	(0.21)	(0.20)	(0.21)	(0.52)	(0.01)
Total distributions	(0.62)	(0.55)	(0.52)	(0.80)	(0.19)
Net asset value, end of period	$10.68	$10.55	$10.03	$12.01	$11.99
Total return (b)	7.07%	10.71%	(12.19)%	6.87%	10.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,351	$3,275	$724	$906	$21,801
Ratios to Average Net Assets:
Total expenses (c)	0.30%	0.27%	0.28%	0.42%	0.24%
Net expenses (c)	0.12%	0.10%	0.10%	0.24%	0.02%
Net investment income (loss)	3.48%	3.66%	2.79%	1.36%	3.26%
Portfolio turnover rate	17%	13%	17%	33%	24%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
38

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$10.61	$10.09	$12.08	$11.97	$11.03
Income (loss) from investment operations:
Net investment income (loss) (a)	0.39	0.36	0.32	0.30	0.26
Net realized and unrealized gain (loss)	0.39	0.73	(1.78)	0.64	0.87
Total from investment operations	0.78	1.09	(1.46)	0.94	1.13
Distributions to shareholders from:
Net investment income	(0.43)	(0.37)	(0.32)	(0.31)	(0.18)
Net realized gains	(0.21)	(0.20)	(0.21)	(0.52)	(0.01)
Total distributions	(0.64)	(0.57)	(0.53)	(0.83)	(0.19)
Net asset value, end of period	$10.75	$10.61	$10.09	$12.08	$11.97
Total return (b)	7.26%	10.77%	(12.11)%	7.92%	10.29%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$620,511	$671,982	$596,200	$635,314	$491,138
Ratios to Average Net Assets:
Total expenses (c)	0.16%	0.16%	0.16%	0.15%	0.19%
Net expenses (c)	(0.02)%(d)	(0.01)%(d)	(0.02)%(d)	(0.03)%(d)	(0.03)%(d)
Net investment income (loss)	3.54%	3.39%	2.93%	2.40%	2.29%
Portfolio turnover rate	17%	13%	17%	33%	24%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Due to the Fund waiving acquired Fund fees, the waiver exceeded total fund expenses.
See accompanying notes to financial statements.
39

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class R3
	Year Ended 12/31/24	Year Ended 12/31/23	For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$10.62	$10.10	$11.59
Income (loss) from investment operations:
Net investment income (loss) (a)	0.37	0.31	0.25
Net realized and unrealized gain (loss)	0.37	0.72	(1.27)
Total from investment operations	0.74	1.03	(1.02)
Distributions to shareholders from:
Net investment income	(0.39)	(0.31)	(0.26)
Net realized gains	(0.21)	(0.20)	(0.21)
Total distributions	(0.60)	(0.51)	(0.47)
Net asset value, end of period	$10.76	$10.62	$10.10
Total return (b)	6.88%	10.21%	(8.77)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,397	$3,243	$2,548
Ratios to Average Net Assets:
Total expenses (c)	0.49%	0.66%	0.66%(d)
Net expenses (c)	0.32%	0.49%	0.48%(d)
Net investment income (loss)	3.37%	2.97%	2.76%(d)
Portfolio turnover rate	17%	13%	17%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
See accompanying notes to financial statements.
40

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2020 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$10.57	$10.01	$12.44	$12.22	$11.39
Income (loss) from investment operations:
Net investment income (loss) (a)	0.37	0.34	0.31	0.17	0.40
Net realized and unrealized gain (loss)	0.42	0.80	(1.99)	0.90	0.92
Total from investment operations	0.79	1.14	(1.68)	1.07	1.32
Distributions to shareholders from:
Net investment income	(0.40)	(0.35)	(0.32)	(0.28)	(0.25)
Net realized gains	(0.37)	(0.23)	(0.43)	(0.57)	(0.24)
Total distributions	(0.77)	(0.58)	(0.75)	(0.85)	(0.49)
Net asset value, end of period	$10.59	$10.57	$10.01	$12.44	$12.22
Total return (b)	7.41%	11.37%	(13.46)%	8.79%	11.57%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,704	$3,820	$2,656	$3,059	$41,182
Ratios to Average Net Assets:
Total expenses (c)	0.29%	0.28%	0.29%	0.40%	0.19%
Net expenses (c)	0.14%	0.13%	0.12%	0.24%	0.03%
Net investment income (loss)	3.36%	3.23%	2.80%	1.36%	3.39%
Portfolio turnover rate	17%	16%	22%	27%	37%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
41

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2020 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$10.65	$10.08	$12.51	$12.23	$11.40
Income (loss) from investment operations:
Net investment income (loss) (a)	0.39	0.35	0.33	0.33	0.24
Net realized and unrealized gain (loss)	0.41	0.81	(2.00)	0.84	1.08
Total from investment operations	0.80	1.16	(1.67)	1.17	1.32
Distributions to shareholders from:
Net investment income	(0.41)	(0.36)	(0.33)	(0.32)	(0.25)
Net realized gains	(0.37)	(0.23)	(0.43)	(0.57)	(0.24)
Total distributions	(0.78)	(0.59)	(0.76)	(0.89)	(0.49)
Net asset value, end of period	$10.67	$10.65	$10.08	$12.51	$12.23
Total return (b)	7.51%	11.51%	(13.27)%	9.55%	11.68%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$879,380	$907,428	$835,845	$987,323	$820,938
Ratios to Average Net Assets:
Total expenses (c)	0.14%	0.14%	0.14%	0.13%	0.14%
Net expenses (c)	(0.01)%(d)	(0.01)%(d)	(0.02)%(d)	(0.02)%(d)	(0.03)%(d)
Net investment income (loss)	3.52%	3.29%	2.90%	2.53%	2.13%
Portfolio turnover rate	17%	16%	22%	27%	37%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Due to the Fund waiving acquired Fund fees, the waiver exceeded total fund expenses.
See accompanying notes to financial statements.
42

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2020 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class R3
	Year Ended 12/31/24	Year Ended 12/31/23	For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$10.66	$10.08	$11.95
Income (loss) from investment operations:
Net investment income (loss) (a)	0.33	0.29	0.26
Net realized and unrealized gain (loss)	0.42	0.83	(1.42)
Total from investment operations	0.75	1.12	(1.16)
Distributions to shareholders from:
Net investment income	(0.36)	(0.31)	(0.28)
Net realized gains	(0.37)	(0.23)	(0.43)
Total distributions	(0.73)	(0.54)	(0.71)
Net asset value, end of period	$10.68	$10.66	$10.08
Total return (b)	6.96%	11.06%	(9.67)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$11,770	$12,721	$12,939
Ratios to Average Net Assets:
Total expenses (c)	0.64%	0.64%	0.64%(d)
Net expenses (c)	0.49%	0.49%	0.48%(d)
Net investment income (loss)	3.02%	2.75%	2.78%(d)
Portfolio turnover rate	17%	16%	22%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
See accompanying notes to financial statements.
43

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$11.62	$10.70	$13.50	$13.06	$11.92
Income (loss) from investment operations:
Net investment income (loss) (a)	0.38	0.37	0.30	0.15	0.50
Net realized and unrealized gain (loss)	0.64	1.08	(2.40)	1.16	1.26
Total from investment operations	1.02	1.45	(2.10)	1.31	1.76
Distributions to shareholders from:
Net investment income	(0.40)	(0.35)	(0.30)	(0.29)	(0.25)
Net realized gains	(0.39)	(0.18)	(0.40)	(0.58)	(0.37)
Total distributions	(0.79)	(0.53)	(0.70)	(0.87)	(0.62)
Net asset value, end of period	$11.85	$11.62	$10.70	$13.50	$13.06
Total return (b)	8.76%	13.58%	(15.47)%	10.03%	14.66%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$10,309	$9,938	$3,610	$5,301	$59,792
Ratios to Average Net Assets:
Total expenses (c)	0.27%	0.26%	0.26%	0.38%	0.19%
Net expenses (c)	0.14%	0.12%	0.13%	0.25%	0.04%
Net investment income (loss)	3.13%	3.26%	2.46%	1.11%	3.96%
Portfolio turnover rate	18%	14%	16%	24%	39%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
44

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$11.72	$10.79	$13.60	$13.09	$11.94
Income (loss) from investment operations:
Net investment income (loss) (a)	0.40	0.35	0.33	0.36	0.27
Net realized and unrealized gain (loss)	0.65	1.12	(2.42)	1.06	1.50
Total from investment operations	1.05	1.47	(2.09)	1.42	1.77
Distributions to shareholders from:
Net investment income	(0.42)	(0.36)	(0.32)	(0.33)	(0.25)
Net realized gains	(0.39)	(0.18)	(0.40)	(0.58)	(0.37)
Total distributions	(0.81)	(0.54)	(0.72)	(0.91)	(0.62)
Net asset value, end of period	$11.96	$11.72	$10.79	$13.60	$13.09
Total return (b)	8.92%	13.68%	(15.33)%	10.81%	14.84%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,947,698	$1,910,011	$1,615,466	$1,738,831	$1,228,301
Ratios to Average Net Assets:
Total expenses (c)	0.12%	0.13%	0.13%	0.13%	0.14%
Net expenses (c)	(0.01)%(d)	(0.01)%(d)	0.00%(e)	0.00%(e)	(0.01)%(d)
Net investment income (loss)	3.26%	3.09%	2.73%	2.57%	2.24%
Portfolio turnover rate	18%	14%	16%	24%	39%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Due to the Fund waiving acquired Fund fees, the waiver exceeded total fund expenses.
(e)	Amount is less than 0.005%.
See accompanying notes to financial statements.
45

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class R3
	Year Ended 12/31/24	Year Ended 12/31/23	For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$11.74	$10.80	$12.89
Income (loss) from investment operations:
Net investment income (loss) (a)	0.33	0.30	0.26
Net realized and unrealized gain (loss)	0.65	1.12	(1.69)
Total from investment operations	0.98	1.42	(1.43)
Distributions to shareholders from:
Net investment income	(0.36)	(0.30)	(0.26)
Net realized gains	(0.39)	(0.18)	(0.40)
Total distributions	(0.75)	(0.48)	(0.66)
Net asset value, end of period	$11.97	$11.74	$10.80
Total return (b)	8.27%	13.09%	(10.96)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$13,145	$13,239	$11,524
Ratios to Average Net Assets:
Total expenses (c)	0.62%	0.63%	0.63%(d)
Net expenses (c)	0.49%	0.49%	0.50%(d)
Net investment income (loss)	2.72%	2.62%	2.64%(d)
Portfolio turnover rate	18%	14%	16%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
See accompanying notes to financial statements.
46

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$12.43	$11.19	$14.29	$13.70	$12.26
Income (loss) from investment operations:
Net investment income (loss) (a)	0.39	0.35	0.26	0.11	0.53
Net realized and unrealized gain (loss)	0.83	1.40	(2.71)	1.36	1.58
Total from investment operations	1.22	1.75	(2.45)	1.47	2.11
Distributions to shareholders from:
Net investment income	(0.38)	(0.34)	(0.26)	(0.27)	(0.24)
Net realized gains	(0.41)	(0.17)	(0.39)	(0.61)	(0.43)
Total distributions	(0.79)	(0.51)	(0.65)	(0.88)	(0.67)
Net asset value, end of period	$12.86	$12.43	$11.19	$14.29	$13.70
Total return (b)	9.80%	15.63%	(17.13)%	10.76%	17.26%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$23,408	$20,488	$6,903	$8,838	$69,750
Ratios to Average Net Assets:
Total expenses (c)	0.27%	0.25%	0.25%	0.37%	0.19%
Net expenses (c)	0.17%	0.15%	0.15%	0.27%	0.08%
Net investment income (loss)	2.92%	2.93%	2.04%	0.74%	4.00%
Portfolio turnover rate	15%	12%	14%	22%	27%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
47

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$12.51	$11.26	$14.36	$13.72	$12.27
Income (loss) from investment operations:
Net investment income (loss) (a)	0.40	0.35	0.29	0.35	0.27
Net realized and unrealized gain (loss)	0.85	1.42	(2.73)	1.21	1.86
Total from investment operations	1.25	1.77	(2.44)	1.56	2.13
Distributions to shareholders from:
Net investment income	(0.40)	(0.35)	(0.27)	(0.31)	(0.25)
Net realized gains	(0.41)	(0.17)	(0.39)	(0.61)	(0.43)
Total distributions	(0.81)	(0.52)	(0.66)	(0.92)	(0.68)
Net asset value, end of period	$12.95	$12.51	$11.26	$14.36	$13.72
Total return (b)	9.97%	15.74%	(16.95)%	11.37%	17.24%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,979,566	$2,651,799	$1,991,503	$2,055,047	$1,367,241
Ratios to Average Net Assets:
Total expenses (c)	0.12%	0.12%	0.13%	0.12%	0.14%
Net expenses (c)	0.02%	0.02%	0.02%	0.03%	0.03%
Net investment income (loss)	3.04%	2.90%	2.30%	2.37%	2.13%
Portfolio turnover rate	15%	12%	14%	22%	27%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
48

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class R3
	Year Ended 12/31/24	Year Ended 12/31/23	For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$12.52	$11.27	$13.51
Income (loss) from investment operations:
Net investment income (loss) (a)	0.33	0.28	0.21
Net realized and unrealized gain (loss)	0.86	1.43	(1.85)
Total from investment operations	1.19	1.71	(1.64)
Distributions to shareholders from:
Net investment income	(0.33)	(0.29)	(0.21)
Net realized gains	(0.41)	(0.17)	(0.39)
Total distributions	(0.74)	(0.46)	(0.60)
Net asset value, end of period	$12.97	$12.52	$11.27
Total return (b)	9.50%	15.15%	(12.10)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$34,010	$31,819	$26,891
Ratios to Average Net Assets:
Total expenses (c)	0.62%	0.62%	0.63%(d)
Net expenses (c)	0.52%	0.52%	0.52%(d)
Net investment income (loss)	2.52%	2.32%	2.04%(d)
Portfolio turnover rate	15%	12%	14%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
See accompanying notes to financial statements.
49

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$13.06	$11.64	$14.96	$14.16	$12.54
Income (loss) from investment operations:
Net investment income (loss) (a)	0.38	0.30	0.21	0.06	0.56
Net realized and unrealized gain (loss)	1.00	1.65	(2.92)	1.55	1.71
Total from investment operations	1.38	1.95	(2.71)	1.61	2.27
Distributions to shareholders from:
Net investment income	(0.38)	(0.33)	(0.22)	(0.26)	(0.24)
Net realized gains	(0.37)	(0.20)	(0.39)	(0.55)	(0.41)
Total distributions	(0.75)	(0.53)	(0.61)	(0.81)	(0.65)
Net asset value, end of period	$13.69	$13.06	$11.64	$14.96	$14.16
Total return (b)	10.49%	16.70%	(18.02)%	11.38%	18.05%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,491	$6,801	$3,527	$4,878	$49,518
Ratios to Average Net Assets:
Total expenses (c)	0.28%	0.27%	0.28%	0.38%	0.20%
Net expenses (c)	0.20%	0.18%	0.19%	0.29%	0.10%
Net investment income (loss)	2.69%	2.43%	1.60%	0.41%	4.14%
Portfolio turnover rate	14%	11%	12%	19%	22%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
50

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$13.20	$11.75	$15.09	$14.21	$12.57
Income (loss) from investment operations:
Net investment income (loss) (a)	0.40	0.34	0.26	0.34	0.26
Net realized and unrealized gain (loss)	1.01	1.65	(2.97)	1.39	2.03
Total from investment operations	1.41	1.99	(2.71)	1.73	2.29
Distributions to shareholders from:
Net investment income	(0.40)	(0.34)	(0.24)	(0.30)	(0.24)
Net realized gains	(0.37)	(0.20)	(0.39)	(0.55)	(0.41)
Total distributions	(0.77)	(0.54)	(0.63)	(0.85)	(0.65)
Net asset value, end of period	$13.84	$13.20	$11.75	$15.09	$14.21
Total return (b)	10.62%	16.94%	(17.89)%	12.18%	18.19%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,979,142	$2,566,604	$1,883,267	$1,863,635	$1,215,824
Ratios to Average Net Assets:
Total expenses (c)	0.12%	0.13%	0.13%	0.13%	0.14%
Net expenses (c)	0.04%	0.04%	0.04%	0.04%	0.04%
Net investment income (loss)	2.87%	2.71%	2.00%	2.26%	2.03%
Portfolio turnover rate	14%	11%	12%	19%	22%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
51

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class R3
	Year Ended 12/31/24	Year Ended 12/31/23	For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$13.21	$11.76	$14.13
Income (loss) from investment operations:
Net investment income (loss) (a)	0.34	0.27	0.18
Net realized and unrealized gain (loss)	1.00	1.65	(1.98)
Total from investment operations	1.34	1.92	(1.80)
Distributions to shareholders from:
Net investment income	(0.33)	(0.27)	(0.18)
Net realized gains	(0.37)	(0.20)	(0.39)
Total distributions	(0.70)	(0.47)	(0.57)
Net asset value, end of period	$13.85	$13.21	$11.76
Total return (b)	10.05%	16.34%	(12.69)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$19,401	$15,189	$11,922
Ratios to Average Net Assets:
Total expenses (c)	0.62%	0.63%	0.63%(d)
Net expenses (c)	0.54%	0.54%	0.54%(d)
Net investment income (loss)	2.42%	2.13%	1.70%(d)
Portfolio turnover rate	14%	11%	12%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
See accompanying notes to financial statements.
52

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$13.31	$11.74	$15.19	$14.35	$12.65
Income (loss) from investment operations:
Net investment income (loss) (a)	0.36	0.29	0.21	0.02	0.58
Net realized and unrealized gain (loss)	1.14	1.79	(3.03)	1.67	1.79
Total from investment operations	1.50	2.08	(2.82)	1.69	2.37
Distributions to shareholders from:
Net investment income	(0.36)	(0.31)	(0.20)	(0.26)	(0.23)
Net realized gains	(0.34)	(0.20)	(0.43)	(0.59)	(0.44)
Total distributions	(0.70)	(0.51)	(0.63)	(0.85)	(0.67)
Net asset value, end of period	$14.11	$13.31	$11.74	$15.19	$14.35
Total return (b)	11.24%	17.65%	(18.51)%	11.75%	18.70%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,302	$5,479	$2,780	$2,991	$51,116
Ratios to Average Net Assets:
Total expenses (c)	0.27%	0.27%	0.28%	0.39%	0.20%
Net expenses (c)	0.21%	0.19%	0.20%	0.32%	0.10%
Net investment income (loss)	2.55%	2.31%	1.62%	0.12%	4.25%
Portfolio turnover rate	12%	12%	12%	19%	19%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
53

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$13.48	$11.88	$15.36	$14.36	$12.66
Income (loss) from investment operations:
Net investment income (loss) (a)	0.39	0.32	0.24	0.35	0.25
Net realized and unrealized gain (loss)	1.15	1.80	(3.07)	1.54	2.12
Total from investment operations	1.54	2.12	(2.83)	1.89	2.37
Distributions to shareholders from:
Net investment income	(0.38)	(0.32)	(0.22)	(0.30)	(0.23)
Net realized gains	(0.34)	(0.20)	(0.43)	(0.59)	(0.44)
Total distributions	(0.72)	(0.52)	(0.65)	(0.89)	(0.67)
Net asset value, end of period	$14.30	$13.48	$11.88	$15.36	$14.36
Total return (b)	11.40%	17.82%	(18.40)%	13.15%	18.79%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,767,819	$2,352,248	$1,664,976	$1,677,750	$1,076,641
Ratios to Average Net Assets:
Total expenses (c)	0.12%	0.13%	0.14%	0.13%	0.15%
Net expenses (c)	0.06%	0.05%	0.05%	0.05%	0.05%
Net investment income (loss)	2.68%	2.52%	1.79%	2.23%	1.94%
Portfolio turnover rate	12%	12%	12%	19%	19%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
54

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class R3
	Year Ended 12/31/24	Year Ended 12/31/23	For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$13.49	$11.89	$14.35
Income (loss) from investment operations:
Net investment income (loss) (a)	0.31	0.24	0.16
Net realized and unrealized gain (loss)	1.15	1.81	(2.03)
Total from investment operations	1.46	2.05	(1.87)
Distributions to shareholders from:
Net investment income	(0.30)	(0.25)	(0.16)
Net realized gains	(0.34)	(0.20)	(0.43)
Total distributions	(0.64)	(0.45)	(0.59)
Net asset value, end of period	$14.31	$13.49	$11.89
Total return (b)	10.83%	17.22%	(13.03)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$29,123	$26,093	$21,698
Ratios to Average Net Assets:
Total expenses (c)	0.62%	0.63%	0.64%(d)
Net expenses (c)	0.56%	0.55%	0.55%(d)
Net investment income (loss)	2.13%	1.89%	1.44%(d)
Portfolio turnover rate	12%	12%	12%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
See accompanying notes to financial statements.
55

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$13.83	$12.09	$15.72	$14.58	$12.72
Income (loss) from investment operations:
Net investment income (loss) (a)	0.34	0.32	0.20	0.03	0.58
Net realized and unrealized gain (loss)	1.30	1.91	(3.19)	1.88	1.87
Total from investment operations	1.64	2.23	(2.99)	1.91	2.45
Distributions to shareholders from:
Net investment income	(0.35)	(0.31)	(0.20)	(0.28)	(0.22)
Net realized gains	(0.37)	(0.18)	(0.44)	(0.49)	(0.37)
Total distributions	(0.72)	(0.49)	(0.64)	(0.77)	(0.59)
Net asset value, end of period	$14.75	$13.83	$12.09	$15.72	$14.58
Total return (b)	11.84%	18.45%	(18.93)%	13.08%	19.26%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,263	$3,304	$1,645	$2,357	$23,059
Ratios to Average Net Assets:
Total expenses (c)	0.28%	0.27%	0.28%	0.39%	0.21%
Net expenses (c)	0.21%	0.19%	0.18%	0.30%	0.10%
Net investment income (loss)	2.29%	2.42%	1.46%	0.17%	4.27%
Portfolio turnover rate	13%	10%	10%	17%	18%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
56

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$13.91	$12.16	$15.79	$14.58	$12.72
Income (loss) from investment operations:
Net investment income (loss) (a)	0.39	0.33	0.24	0.37	0.25
Net realized and unrealized gain (loss)	1.29	1.93	(3.21)	1.65	2.21
Total from investment operations	1.68	2.26	(2.97)	2.02	2.46
Distributions to shareholders from:
Net investment income	(0.38)	(0.33)	(0.22)	(0.32)	(0.23)
Net realized gains	(0.37)	(0.18)	(0.44)	(0.49)	(0.37)
Total distributions	(0.75)	(0.51)	(0.66)	(0.81)	(0.60)
Net asset value, end of period	$14.84	$13.91	$12.16	$15.79	$14.58
Total return (b)	12.00%	18.56%	(18.75)%	13.83%	19.28%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,541,824	$2,108,582	$1,459,184	$1,409,868	$847,354
Ratios to Average Net Assets:
Total expenses (c)	0.13%	0.13%	0.14%	0.14%	0.16%
Net expenses (c)	0.06%	0.06%	0.05%	0.05%	0.05%
Net investment income (loss)	2.57%	2.47%	1.80%	2.32%	1.93%
Portfolio turnover rate	13%	10%	10%	17%	18%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
57

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class R3
	Year Ended 12/31/24	Year Ended 12/31/23	For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$13.92	$12.17	$14.72
Income (loss) from investment operations:
Net investment income (loss) (a)	0.31	0.26	0.17
Net realized and unrealized gain (loss)	1.29	1.92	(2.13)
Total from investment operations	1.60	2.18	(1.96)
Distributions to shareholders from:
Net investment income	(0.30)	(0.25)	(0.15)
Net realized gains	(0.37)	(0.18)	(0.44)
Total distributions	(0.67)	(0.43)	(0.59)
Net asset value, end of period	$14.85	$13.92	$12.17
Total return (b)	11.43%	17.95%	(13.21)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$19,198	$15,266	$10,148
Ratios to Average Net Assets:
Total expenses (c)	0.62%	0.63%	0.64%(d)
Net expenses (c)	0.56%	0.56%	0.55%(d)
Net investment income (loss)	2.06%	1.99%	1.57%(d)
Portfolio turnover rate	13%	10%	10%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
See accompanying notes to financial statements.
58

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$13.82	$11.96	$15.62	$14.48	$12.60
Income (loss) from investment operations:
Net investment income (loss) (a)	0.34	0.28	0.23	0.00(b)	0.61
Net realized and unrealized gain (loss)	1.38	2.01	(3.23)	1.90	1.87
Total from investment operations	1.72	2.29	(3.00)	1.90	2.48
Distributions to shareholders from:
Net investment income	(0.35)	(0.30)	(0.20)	(0.28)	(0.22)
Net realized gains	(0.34)	(0.13)	(0.46)	(0.48)	(0.38)
Total distributions	(0.69)	(0.43)	(0.66)	(0.76)	(0.60)
Net asset value, end of period	$14.85	$13.82	$11.96	$15.62	$14.48
Total return (c)	12.38%	19.16%	(19.19)%	13.12%	19.67%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,469	$3,336	$1,923	$1,596	$24,016
Ratios to Average Net Assets:
Total expenses (d)	0.29%	0.29%	0.31%	0.41%	0.24%
Net expenses (d)	0.22%	0.20%	0.21%	0.31%	0.10%
Net investment income (loss)	2.28%	2.18%	1.73%	0.02%	4.48%
Portfolio turnover rate	13%	9%	10%	17%	16%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
59

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$13.97	$12.08	$15.77	$14.49	$12.60
Income (loss) from investment operations:
Net investment income (loss) (a)	0.38	0.33	0.25	0.38	0.25
Net realized and unrealized gain (loss)	1.38	2.01	(3.27)	1.70	2.24
Total from investment operations	1.76	2.34	(3.02)	2.08	2.49
Distributions to shareholders from:
Net investment income	(0.37)	(0.32)	(0.21)	(0.32)	(0.22)
Net realized gains	(0.34)	(0.13)	(0.46)	(0.48)	(0.38)
Total distributions	(0.71)	(0.45)	(0.67)	(0.80)	(0.60)
Net asset value, end of period	$15.02	$13.97	$12.08	$15.77	$14.49
Total return (b)	12.56%	19.36%	(19.10)%	14.37%	19.76%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,153,242	$1,740,744	$1,121,272	$1,021,959	$587,556
Ratios to Average Net Assets:
Total expenses (c)	0.13%	0.14%	0.16%	0.15%	0.19%
Net expenses (c)	0.06%	0.05%	0.05%	0.05%	0.05%
Net investment income (loss)	2.54%	2.51%	1.84%	2.42%	1.98%
Portfolio turnover rate	13%	9%	10%	17%	16%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
60

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class R3
	Year Ended 12/31/24	Year Ended 12/31/23	For the Period 2/11/22*- 12/31/22
Net asset value, beginning of period	$13.98	$12.08	$14.87
Income (loss) from investment operations:
Net investment income (loss) (a)	0.29	0.26	0.17
Net realized and unrealized gain (loss)	1.39	2.02	(2.35)
Total from investment operations	1.68	2.28	(2.18)
Distributions to shareholders from:
Net investment income	(0.29)	(0.25)	(0.15)
Net realized gains	(0.34)	(0.13)	(0.46)
Total distributions	(0.63)	(0.38)	(0.61)
Net asset value, end of period	$15.03	$13.98	$12.08
Total return (b)	11.98%	18.85%	(14.64)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$24,996	$21,284	$13,177
Ratios to Average Net Assets:
Total expenses (c)	0.63%	0.64%	0.66%(d)
Net expenses (c)	0.56%	0.55%	0.55%(d)
Net investment income (loss)	1.91%	2.01%	1.47%(d)
Portfolio turnover rate	13%	9%	10%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
See accompanying notes to financial statements.
61

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$14.24	$12.29	$15.98	$14.72	$12.68
Income (loss) from investment operations:
Net investment income (loss) (a)	0.23	0.32	0.23	0.01	0.63
Net realized and unrealized gain (loss)	1.54	2.06	(3.31)	1.95	1.86
Total from investment operations	1.77	2.38	(3.08)	1.96	2.49
Distributions to shareholders from:
Net investment income	(0.35)	(0.31)	(0.20)	(0.28)	(0.22)
Net realized gains	(0.33)	(0.12)	(0.41)	(0.42)	(0.23)
Total distributions	(0.68)	(0.43)	(0.61)	(0.70)	(0.45)
Net asset value, end of period	$15.33	$14.24	$12.29	$15.98	$14.72
Total return (b)	12.40%	19.33%	(19.23)%	13.32%	19.60%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,284	$1,838	$996	$715	$8,940
Ratios to Average Net Assets:
Total expenses (c)	0.33%	0.31%	0.34%	0.44%	0.32%
Net expenses (c)	0.25%	0.21%	0.21%	0.31%	0.09%
Net investment income (loss)	1.51%	2.42%	1.72%	0.05%	4.61%
Portfolio turnover rate	13%	9%	9%	15%	18%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
62

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$14.32	$12.36	$16.06	$14.70	$12.66
Income (loss) from investment operations:
Net investment income (loss) (a)	0.40	0.34	0.26	0.40	0.26
Net realized and unrealized gain (loss)	1.42	2.07	(3.33)	1.71	2.23
Total from investment operations	1.82	2.41	(3.07)	2.11	2.49
Distributions to shareholders from:
Net investment income	(0.38)	(0.33)	(0.22)	(0.33)	(0.22)
Net realized gains	(0.33)	(0.12)	(0.41)	(0.42)	(0.23)
Total distributions	(0.71)	(0.45)	(0.63)	(0.75)	(0.45)
Net asset value, end of period	$15.43	$14.32	$12.36	$16.06	$14.70
Total return (b)	12.66%	19.45%	(19.09)%	14.31%	19.65%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,606,001	$1,243,394	$770,434	$641,834	$323,975
Ratios to Average Net Assets:
Total expenses (c)	0.14%	0.15%	0.18%	0.18%	0.27%
Net expenses (c)	0.06%	0.05%	0.05%	0.05%	0.04%
Net investment income (loss)	2.56%	2.53%	1.90%	2.52%	2.05%
Portfolio turnover rate	13%	9%	9%	15%	18%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
63

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class R3
	Year Ended 12/31/24	Year Ended 12/31/23	For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$14.33	$12.37	$14.94
Income (loss) from investment operations:
Net investment income (loss) (a)	0.34	0.26	0.17
Net realized and unrealized gain (loss)	1.41	2.07	(2.18)
Total from investment operations	1.75	2.33	(2.01)
Distributions to shareholders from:
Net investment income	(0.30)	(0.25)	(0.15)
Net realized gains	(0.33)	(0.12)	(0.41)
Total distributions	(0.63)	(0.37)	(0.56)
Net asset value, end of period	$15.45	$14.33	$12.37
Total return (b)	12.15%	18.84%	(13.40)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$18,510	$12,344	$7,963
Ratios to Average Net Assets:
Total expenses (c)	0.64%	0.65%	0.68%(d)
Net expenses (c)	0.56%	0.55%	0.55%(d)
Net investment income (loss)	2.17%	1.91%	1.54%(d)
Portfolio turnover rate	13%	9%	9%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
See accompanying notes to financial statements.
64

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$14.45	$12.45	$16.06	$14.69	$12.53
Income (loss) from investment operations:
Net investment income (loss) (a)	0.41	0.33	0.22	0.05	0.59
Net realized and unrealized gain (loss)	1.41	2.06	(3.30)	1.97	1.87
Total from investment operations	1.82	2.39	(3.08)	2.02	2.46
Distributions to shareholders from:
Net investment income	(0.36)	(0.31)	(0.20)	(0.29)	(0.22)
Net realized gains	(0.28)	(0.08)	(0.33)	(0.36)	(0.08)
Total distributions	(0.64)	(0.39)	(0.53)	(0.65)	(0.30)
Net asset value, end of period	$15.63	$14.45	$12.45	$16.06	$14.69
Total return (b)	12.57%	19.22%	(19.16)%	13.75%	19.61%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$932	$853	$588	$633	$3,458
Ratios to Average Net Assets:
Total expenses (c)	0.31%	0.33%	0.38%	0.50%	0.54%
Net expenses (c)	0.20%	0.19%	0.18%	0.28%	0.09%
Net investment income (loss)	2.61%	2.41%	1.60%	0.33%	4.41%
Portfolio turnover rate	14%	8%	9%	13%	25%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
65

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$14.51	$12.49	$16.11	$14.69	$12.53
Income (loss) from investment operations:
Net investment income (loss) (a)	0.42	0.36	0.28	0.43	0.27
Net realized and unrealized gain (loss)	1.42	2.07	(3.36)	1.68	2.19
Total from investment operations	1.84	2.43	(3.08)	2.11	2.46
Distributions to shareholders from:
Net investment income	(0.38)	(0.33)	(0.21)	(0.33)	(0.22)
Net realized gains	(0.28)	(0.08)	(0.33)	(0.36)	(0.08)
Total distributions	(0.66)	(0.41)	(0.54)	(0.69)	(0.30)
Net asset value, end of period	$15.69	$14.51	$12.49	$16.11	$14.69
Total return (b)	12.67%	19.45%	(19.08)%	14.34%	19.63%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,086,085	$779,090	$432,395	$314,182	$137,392
Ratios to Average Net Assets:
Total expenses (c)	0.16%	0.19%	0.25%	0.28%	0.49%
Net expenses (c)	0.06%	0.05%	0.05%	0.05%	0.04%
Net investment income (loss)	2.65%	2.66%	2.03%	2.68%	2.12%
Portfolio turnover rate	14%	8%	9%	13%	25%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
66

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class R3
	Year Ended 12/31/24	Year Ended 12/31/23	For the Period 2/11/22*- 12/31/22
Net asset value, beginning of period	$14.51	$12.49	$15.19
Income (loss) from investment operations:
Net investment income (loss) (a)	0.33	0.29	0.20
Net realized and unrealized gain (loss)	1.44	2.06	(2.42)
Total from investment operations	1.77	2.35	(2.22)
Distributions to shareholders from:
Net investment income	(0.30)	(0.25)	(0.15)
Net realized gains	(0.28)	(0.08)	(0.33)
Total distributions	(0.58)	(0.33)	(0.48)
Net asset value, end of period	$15.70	$14.51	$12.49
Total return (b)	12.17%	18.86%	(14.62)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$8,065	$5,715	$3,179
Ratios to Average Net Assets:
Total expenses (c)	0.66%	0.69%	0.75%(d)
Net expenses (c)	0.56%	0.55%	0.55%(d)
Net investment income (loss)	2.12%	2.14%	1.72%(d)
Portfolio turnover rate	14%	8%	9%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
See accompanying notes to financial statements.
67

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2065 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	For the Period 3/30/20*- 12/31/20
Net asset value, beginning of period	$13.96	$11.96	$15.22	$13.69	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.18	0.30	0.22	0.31	0.19
Net realized and unrealized gain (loss)	1.59	2.00	(3.15)	1.62	4.13
Total from investment operations	1.77	2.30	(2.93)	1.93	4.32
Distributions to shareholders from:
Net investment income	(0.34)	(0.26)	(0.17)	(0.26)	(0.23)
Net realized gains	(0.07)	(0.02)	(0.16)	(0.14)	(0.40)
Return of capital	—	(0.02)	—	—	—
Total distributions	(0.41)	(0.30)	(0.33)	(0.40)	(0.63)
Net asset value, end of period	$15.32	$13.96	$11.96	$15.22	$13.69
Total return (b)	12.67%	19.20%	(19.23)%	14.09%	43.15%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$58	$301	$191	$178	$137
Ratios to Average Net Assets:
Total expenses (c)	0.29%	0.49%	0.66%	1.45%	12.01%(d)
Net expenses (c)	0.14%	0.25%	0.25%	0.25%	0.22%(d)
Net investment income (loss)	1.20%	2.30%	1.67%	2.05%	2.08%(d)
Portfolio turnover rate	11%	8%	9%	20%	86%(e)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
68

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2065 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	For the Period 3/30/20*- 12/31/20
Net asset value, beginning of period	$13.96	$11.96	$15.23	$13.69	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.43	0.37	0.31	0.61	0.45
Net realized and unrealized gain (loss)	1.35	1.96	(3.22)	1.36	3.88
Total from investment operations	1.78	2.33	(2.91)	1.97	4.33
Distributions to shareholders from:
Net investment income	(0.36)	(0.29)	(0.20)	(0.29)	(0.24)
Net realized gains	(0.07)	(0.02)	(0.16)	(0.14)	(0.40)
Return of capital	—	(0.02)	—	—	—
Total distributions	(0.43)	(0.33)	(0.36)	(0.43)	(0.64)
Net asset value, end of period	$15.31	$13.96	$11.96	$15.23	$13.69
Total return (b)	12.75%	19.43%	(19.12)%	14.39%	43.34%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$344,036	$203,873	$93,596	$43,241	$3,557
Ratios to Average Net Assets:
Total expenses (c)	0.21%	0.29%	0.46%	1.25%	11.81%(d)
Net expenses (c)	0.06%	0.05%	0.05%	0.05%	0.02%(d)
Net investment income (loss)	2.85%	2.85%	2.41%	4.06%	4.70%(d)
Portfolio turnover rate	11%	8%	9%	20%	86%(e)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
69

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2065 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class R3
	Year Ended 12/31/24	Year Ended 12/31/23	For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$13.99	$11.99	$14.08
Income (loss) from investment operations:
Net investment income (loss) (a)	0.42	0.35	0.34
Net realized and unrealized gain (loss)	1.28	1.90	(2.13)
Total from investment operations	1.70	2.25	(1.79)
Distributions to shareholders from:
Net investment income	(0.28)	(0.22)	(0.14)
Net realized gains	(0.07)	(0.02)	(0.16)
Return of Capital	—	(0.01)	—
Total distributions	(0.35)	(0.25)	(0.30)
Net asset value, end of period	$15.34	$13.99	$11.99
Total return (b)	12.15%	18.69%	(12.67)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,465	$582	$152
Ratios to Average Net Assets:
Total expenses (c)	0.71%	0.79%	0.96%(d)
Net expenses (c)	0.56%	0.55%	0.55%(d)
Net investment income (loss)	2.78%	2.66%	3.26%(d)
Portfolio turnover rate	11%	8%	9%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
See accompanying notes to financial statements.
70

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2070 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

Class I
For the Period 12/31/24*- 12/31/24
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.00)(b)
Net realized and unrealized gain (loss)	(0.00)(b)
Total from investment operations	(0.00)(b)
Net asset value, end of period	$10.00
Total return (c)	0.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,000
Ratios to Average Net Assets:
Total expenses (d)	199.54%(e)
Net expenses (d)	0.04%(e)
Net investment income (loss)	(0.04)%(e)
Portfolio turnover rate	0%(f)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
71

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2070 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

Class K
For the Period 12/31/24*- 12/31/24
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.00)(b)
Net realized and unrealized gain (loss)	(0.00)(b)
Total from investment operations	(0.00)(b)
Net asset value, end of period	$10.00
Total return (c)	0.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,000
Ratios to Average Net Assets:
Total expenses (d)	199.58%(e)
Net expenses (d)	0.07%(e)
Net investment income (loss)	(0.07)%(e)
Portfolio turnover rate	0%(f)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
72

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2070 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

Class R3
For the Period 12/31/24*- 12/31/24
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.00)(b)
Net realized and unrealized gain (loss)	(0.00)(b)
Total from investment operations	(0.00)(b)
Net asset value, end of period	$10.00
Total return (c)	0.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,000
Ratios to Average Net Assets:
Total expenses (d)	199.80%(e)
Net expenses (d)	0.29%(e)
Net investment income (loss)	(0.29)%(e)
Portfolio turnover rate	0%(f)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
73

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2024

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2024, the Trust consists of thirty (30) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board” and each member thereof, a “Trustee”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each, a “Fund” and collectively, the “Funds”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Target Retirement Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 28, 2022	Diversified
State Street Target Retirement 2020 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 28, 2022	Diversified
State Street Target Retirement 2025 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 28, 2022	Diversified
State Street Target Retirement 2030 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 28, 2022	Diversified
State Street Target Retirement 2035 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 28, 2022	Diversified
State Street Target Retirement 2040 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 28, 2022	Diversified
State Street Target Retirement 2045 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 28, 2022	Diversified
State Street Target Retirement 2050 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 11, 2022	Diversified
State Street Target Retirement 2055 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 28, 2022	Diversified
State Street Target Retirement 2060 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 11, 2022	Diversified
State Street Target Retirement 2065 Fund	Class I Class K Class R3	March 30, 2020 March 30, 2020 February 28, 2022	Diversified
State Street Target Retirement 2070 Fund	Class I Class K Class R3	December 31, 2024 December 31, 2024 December 31, 2024	Diversified
Class I, Class K and Class R3 shares are sold without a sales charge and only to certain eligible investors.
The State Street Target Retirement 2070 Fund commenced operations on December 31,2024.
74

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

Each Fund is a “fund of funds” that invests in a combination of mutual funds and exchange-traded funds (“ETFs”) sponsored by SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) or its affiliates (“Underlying Funds”). The Underlying Funds may invest in a wide variety of asset classes, including equity and fixed-income securities of issuers anywhere in the world, including emerging markets investments, and including, among others, high yield, commodity, and real estate investments. The Underlying Funds may invest in obligations of domestic U.S. issuers, non-U.S. issuers, or both.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on a Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
75

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2024 is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of foreign taxes withheld at source, if any. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.    Fees and Transactions with Affiliates
Advisory Fee
Each Fund has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly at an annual rate of 0.05% of each Fund’s average daily net assets.
SSGA FM, as the investment adviser to each Fund, is contractually obligated, through April 30, 2025, (i) to waive up to the full amount of the advisory fee payable by a Fund, and/or (ii) to reimburse a Fund to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary
76

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.09% of average daily net assets on an annual basis. These waiver and/or reimbursement arrangements may not be terminated prior to April 30, 2025 except with approval of the Funds' Board.
Administrator, Custodian and Sub-Administrator Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Funds. For its administrative services, each Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. SSGA FM and the Funds each bear a portion of the fee paid to State Street for providing sub-administration and custodian services with respect to the Funds.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Funds.
The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which a Fund may compensate SSGA FD (or others) for services in connection with the distribution of a Fund’s Class R3 shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of each Fund’s net assets attributable to its Class R3 shares. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers are paid as follows: If the calendar year to date net proceeds are below a specified threshold across participating affiliated funds, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended December 31, 2024, are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
5.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
77

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the year ended December 31, 2024, were as follows:
	Purchases	Sales
State Street Target Retirement Fund	$111,634,121	$183,573,259
State Street Target Retirement 2020 Fund	158,217,498	217,539,670
State Street Target Retirement 2025 Fund	362,113,014	414,698,326
State Street Target Retirement 2030 Fund	605,188,010	438,500,209
State Street Target Retirement 2035 Fund	625,540,665	391,611,624
State Street Target Retirement 2040 Fund	563,413,731	327,320,159
State Street Target Retirement 2045 Fund	573,154,993	323,583,841
State Street Target Retirement 2050 Fund	518,068,056	272,494,822
State Street Target Retirement 2055 Fund	437,346,635	197,757,345
State Street Target Retirement 2060 Fund	365,271,152	134,357,095
State Street Target Retirement 2065 Fund	152,027,455	31,957,630
State Street Target Retirement 2070 Fund	2,986,546	—
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences.These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, Non-REIT return of capital basis adjustments and wash sale loss deferrals.
The tax character of distributions paid during the year ended December 31, 2024, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Target Retirement Fund	$23,604,744	$11,402,088	$35,006,832
State Street Target Retirement 2020 Fund	32,385,269	28,726,636	61,111,905
State Street Target Retirement 2025 Fund	64,887,782	60,258,254	125,146,036
State Street Target Retirement 2030 Fund	89,285,799	90,621,654	179,907,453
State Street Target Retirement 2035 Fund	82,404,781	75,819,527	158,224,308
State Street Target Retirement 2040 Fund	70,991,865	64,397,246	135,389,111
State Street Target Retirement 2045 Fund	62,047,146	60,915,049	122,962,195
State Street Target Retirement 2050 Fund	51,362,737	47,277,052	98,639,789
State Street Target Retirement 2055 Fund	38,019,679	33,435,646	71,455,325
State Street Target Retirement 2060 Fund	25,503,772	18,917,477	44,421,249
78

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

	Ordinary Income	Long-Term Capital Gains	Total
State Street Target Retirement 2065 Fund	$7,950,801	$1,542,467	$9,493,268
The tax character of distributions paid during the year ended December 31, 2023, was as follows:
	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
State Street Target Retirement Fund	$ 21,769,086	$ 12,678,753	$ —	$ 34,447,839
State Street Target Retirement 2020 Fund	29,276,207	19,359,688	—	48,635,895
State Street Target Retirement 2025 Fund	54,995,717	30,822,568	—	85,818,285
State Street Target Retirement 2030 Fund	68,559,502	39,812,860	—	108,372,362
State Street Target Retirement 2035 Fund	60,785,552	41,026,185	—	101,811,737
State Street Target Retirement 2040 Fund	51,156,507	36,788,880	—	87,945,387
State Street Target Retirement 2045 Fund	44,531,794	30,220,922	—	74,752,716
State Street Target Retirement 2050 Fund	36,763,408	18,262,117	—	55,025,525
State Street Target Retirement 2055 Fund	26,573,365	11,334,984	—	37,908,349
State Street Target Retirement 2060 Fund	16,008,376	5,592,196	—	21,600,572
State Street Target Retirement 2065 Fund	4,099,643	263,870	267,952	4,631,465
At December 31, 2024, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street Target Retirement Fund	$77,431	$—	$1,993,447	$(10,395,313)	$(8,324,435)
State Street Target Retirement 2020 Fund	18,060	—	5,580,345	(23,175,181)	(17,576,776)
State Street Target Retirement 2025 Fund	61,919	—	16,482,773	14,322,962	30,867,654
State Street Target Retirement 2030 Fund	67,184	—	41,694,883	104,638,503	146,400,570
State Street Target Retirement 2035 Fund	1,863	—	51,330,374	162,685,136	214,017,373
State Street Target Retirement 2040 Fund	—	—	53,605,325	199,995,121	253,600,446
State Street Target Retirement 2045 Fund	—	—	52,098,877	206,705,812	258,804,689
State Street Target Retirement 2050 Fund	—	—	41,817,494	196,367,849	238,185,343
State Street Target Retirement 2055 Fund	—	—	31,080,614	136,639,053	167,719,667
State Street Target Retirement 2060 Fund	—	—	15,621,633	91,177,619	106,799,252
State Street Target Retirement 2065 Fund	—	—	4,523,379	27,439,017	31,962,396
State Street Target Retirement 2070 Fund	—	—	—	(28)	(28)
As of December 31, 2024, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Target Retirement Fund	$639,374,041	$23,207,953	$33,603,266	$(10,395,313)
State Street Target Retirement 2020 Fund	923,330,856	30,671,326	53,846,507	(23,175,181)
State Street Target Retirement 2025 Fund	2,009,934,272	101,426,848	87,103,886	14,322,962
State Street Target Retirement 2030 Fund	3,026,090,662	214,682,719	110,044,216	104,638,503
State Street Target Retirement 2035 Fund	2,852,531,092	263,076,199	100,391,063	162,685,136
State Street Target Retirement 2040 Fund	2,629,305,272	277,598,581	77,603,460	199,995,121
State Street Target Retirement 2045 Fund	2,362,495,152	260,363,714	53,657,902	206,705,812
State Street Target Retirement 2050 Fund	1,989,271,295	225,258,911	28,891,062	196,367,849
State Street Target Retirement 2055 Fund	1,491,171,135	160,788,873	24,149,820	136,639,053
State Street Target Retirement 2060 Fund	1,005,790,640	102,810,035	11,632,416	91,177,619
State Street Target Retirement 2065 Fund	318,811,265	30,351,028	2,912,011	27,439,017
79

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Target Retirement 2070 Fund	$2,986,546	$—	$28	$(28)
8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2024, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities, if any, as applicable. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the funds' securities lending agreements and related cash and non-cash collateral received as of December 31, 2024.
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
State Street Target Retirement Fund	$ 40,381,996	$ 552,532	$ 40,688,115	$ 41,240,647
State Street Target Retirement 2020 Fund	57,580,248	1,042,275	57,762,315	58,804,590
State Street Target Retirement 2025 Fund	106,422,526	44,703,320	63,995,595	108,698,915
State Street Target Retirement 2030 Fund	183,957,802	85,986,780	102,080,678	188,067,458
State Street Target Retirement 2035 Fund	107,162,402	4,240,568	105,200,453	109,441,021
State Street Target Retirement 2040 Fund	40,878,154	20,275,710	21,471,645	41,747,355
80

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2024:
		Remaining Contractual Maturity of the Agreements as of December 31, 2024
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Target Retirement Fund	Mutual Funds and Exchange Traded Products	$552,532	$—	$—	$—	$552,532	$552,532
State Street Target Retirement 2020 Fund	Mutual Funds and Exchange Traded Products	1,042,275	—	—	—	1,042,275	1,042,275
State Street Target Retirement 2025 Fund	Mutual Funds and Exchange Traded Products	44,703,320	—	—	—	44,703,320	44,703,320
State Street Target Retirement 2030 Fund	Mutual Funds and Exchange Traded Products	85,986,780	—	—	—	85,986,780	85,986,780
State Street Target Retirement 2035 Fund	Mutual Funds and Exchange Traded Products	4,240,568	—	—	—	4,240,568	4,240,568
State Street Target Retirement 2040 Fund	Mutual Funds and Exchange Traded Products	20,275,710	—	—	—	20,275,710	20,275,710
9.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Credit Risk
The Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds has unsettled or open transactions defaults.
Market Risk
Each Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
81

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

10.    Subsequent Events
The Board approved the reorganization of the State Street Target Retirement 2020 Fund (the "Retirement 2020 Fund") into the State Street Target Retirement Fund (the “Retirement Fund”). The reorganization is expected to occur on or about March 28, 2025. Following the reorganization, shareholders of the Retirement 2020 Fund would become shareholders of the Retirement Fund. The reorganization will be effected without a shareholder vote. In connection with the reorganization, the Retirement 2020 Fund will be closed to new investors on or about the close of business on March 14, 2025.
82

STATE STREET INSTITUTIONAL INVESTMENT TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street Target Retirement Fund, State Street Target Retirement 2020 Fund, State Street Target Retirement 2025 Fund, State Street Target Retirement 2030 Fund, State Street Target Retirement 2035 Fund, State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund, State Street Target Retirement 2050 Fund, State Street Target Retirement 2055 Fund, State Street Target Retirement 2060 Fund, State Street Target Retirement 2065 Fund, State Street Target Retirement 2070 Fund, and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of State Street Target Retirement Fund, State Street Target Retirement 2020 Fund, State Street Target Retirement 2025 Fund, State Street Target Retirement 2030 Fund, State Street Target Retirement 2035 Fund, State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund, State Street Target Retirement 2050 Fund, State Street Target Retirement 2055 Fund, State Street Target Retirement 2060 Fund, State Street Target Retirement 2065 Fund, and State Street Target Retirement 2070 Fund (collectively referred to as the “Funds”) (twelve of the series constituting State Street Institutional Investment Trust (the “Trust”)), including the schedules of investments, as of December 31, 2024, and the related statements of operations and changes in net assets, and the financial highlights for each of periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (twelve of the series constituting State Street Institutional Investment Trust) at December 31, 2024, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual series constituting State Street Institutional Investment Trust	Statement of operations	Statements of changes in net assets	Financial highlights
State Street Target Retirement Fund
State Street Target Retirement 2020 Fund
State Street Target Retirement 2025 Fund
State Street Target Retirement 2030 Fund
State Street Target Retirement 2035 Fund
State Street Target Retirement 2040 Fund
State Street Target Retirement 2045 Fund
State Street Target Retirement 2050 Fund
State Street Target Retirement 2055 Fund
State Street Target Retirement 2060 Fund	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024	For each of the five years in the period ended December 31, 2024
State Street Target Retirement 2065 Fund	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024	For each of the four years in the period ended December 31, 2024 and the period from March 30, 2020 (commencement of operations) through December 31, 2020
State Street Target Retirement 2070 Fund	For the period from December 31, 2024 (commencement of operations) through December 31, 2024
83

STATE STREET INSTITUTIONAL INVESTMENT TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM  (continued)

Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 24, 2025
84

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION
December 31, 2024 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Funds for its fiscal year ended December 31, 2024.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended December 31, 2024, are considered qualified dividend income and are eligible for reduced tax rates. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Long Term Capital Gain Distributions
Long-term capital gains dividends were paid from the following Funds during the fiscal year ended December 31, 2024:
Amount
State Street Target Retirement Fund	$11,402,088
State Street Target Retirement 2020 Fund	28,726,636
State Street Target Retirement 2025 Fund	60,258,254
State Street Target Retirement 2030 Fund	90,621,654
State Street Target Retirement 2035 Fund	75,819,527
State Street Target Retirement 2040 Fund	64,397,246
State Street Target Retirement 2045 Fund	60,915,049
State Street Target Retirement 2050 Fund	47,277,052
State Street Target Retirement 2055 Fund	33,435,646
State Street Target Retirement 2060 Fund	18,917,477
State Street Target Retirement 2065 Fund	1,542,467
Foreign Tax Credit
For the year ended December 31, 2024, the following Funds have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Funds to its shareholders and accordingly have earned foreign source income:
State Street Target Retirement 2045 Fund
State Street Target Retirement 2050 Fund
State Street Target Retirement 2055 Fund
State Street Target Retirement 2060 Fund
State Street Target Retirement 2065 Fund
85

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2024 (Unaudited)

Foreign Source Income
For the year ended December 31, 2024, the following funds earned foreign source income:
State Street Target Retirement 2045 Fund
State Street Target Retirement 2050 Fund
State Street Target Retirement 2055 Fund
State Street Target Retirement 2060 Fund
State Street Target Retirement 2065 Fund
86

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
December 31, 2024 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT
Overview of the Contract Approval Process
Under the Investment Company Act of 1940, as amended, an investment advisory agreement between a mutual fund and its investment adviser must be approved by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of State Street Institutional Investment Trust (the “Trust”), including a majority of the Independent Trustees, met in person on November 13-14, 2024, to consider a proposal to approve the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) on behalf of State Street Target Retirement 2070 Fund, a new series of the Trust (the “New Fund”). Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel that is independent (“Independent Counsel”) of the Adviser in connection with their consideration of approval of the Advisory Agreement. The Independent Trustees reviewed the proposed Advisory Agreement with respect to the New Fund in a private session with Independent Counsel at which no representatives of management were present. The Independent Trustees also considered information provided with respect to the New Fund at the meeting of the Board held on May 8-9, 2024, and the Board took into account information regarding the Adviser and other service providers of the New Fund at meetings of the Board and its committees held throughout the year. At the April 3, 2024 and May 8-9, 2024 Board meetings, the Independent Trustees also considered the renewal of the investment advisory agreement with the Adviser on behalf of certain other funds in the fund complex (the “Other Funds”). The Independent Trustees considered, among other things, the following:
Information about Comparable Fund Performance, Fees and Expenses
•	Information provided by the Adviser with respect to the proposed strategy for the New Fund;
•	Performance information for other target date retirement funds managed by the Adviser that utilize a similar strategy proposed to be utilized by the New Fund; and
•	A report prepared by an independent third-party provider of investment company data, which included:
o A comparison of the New Fund’s estimated expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”); and
o A comparison of the New Fund’s contractual and estimated actual management fees to the contractual and actual management fees of the Expense Group and Expense Universe; and
•	Profitability analyses for (a) the Adviser with respect to Other Funds and (b) affiliates of the Adviser that provide services to the Other Funds.
Information about Portfolio Management
•	Descriptions of the investment management services to be provided by the Adviser to the New Fund as well as services provided to the Other Funds, including its investment strategies and processes;
•	Presentations provided by the Adviser at the May 8-9, 2024, and November 13-14, 2024, Board meetings regarding the New Fund’s proposed investment strategy;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes to be used to value the assets of the New Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment professionals who will be responsible for managing the New Fund;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
87

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
December 31, 2024 (Unaudited)

•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources to be devoted by the Adviser to overseeing compliance by the New Fund and its service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Other Funds;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s cybersecurity and risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of various services to be provided to the New Fund by SSGA FM in its capacity as administrator;
•	Information concerning the nature, extent, quality and cost of various non-investment management services to be provided to the New Fund by affiliates of SSGA FM, including the custodian, sub-administrator and fund accountant of the New Fund, and the role of SSGA FM in managing the New Fund’s relationships with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the New Fund;
•	Responses to a request for information reviewed by the Board and Independent Counsel requesting specific information regarding the Other Funds, certain of which was applicable to the New Fund, from each of:
o SSGA FM, in its capacity as the Other Funds’ Adviser and Administrator, with respect to its operations relating to the Other Funds and its approximate profit margins before taxes from such operations for the calendar year ended December 31, 2023; and the relevant operations of other affiliated service providers to the Other Funds, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2023;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Other Funds with respect to its operations relating to the Other Funds; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Other Funds (the “Distributor”), with respect to its operations relating to the Other Funds.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Other Funds throughout the year at meetings of the Board and its committees. At such meetings, the Board received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Other Funds and the investment strategies used in pursuing the Other Funds’ investment objectives.
The Independent Trustees were assisted throughout the contract approval process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the New Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on November 13, 2024, the Board, including a majority of the Independent Trustees, voted to approve the Advisory Agreement with respect to the New Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services to be provided to the New Fund by the Adviser.
88

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
December 31, 2024 (Unaudited)

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments to be held by the New Fund, including the education, experience and number of investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the New Fund. The Board considered the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board noted the New Fund’s target date retirement strategy and considered the Adviser’s experience in managing other target date retirement funds. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Trustees also considered the significant risks assumed by the Adviser in connection with the services to be provided to the New Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention to be devoted to the New Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of the Adviser and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to provide high quality investment management and related services for the New Fund.
Fund Performance
Because the New Fund had not yet commenced operations, the Board noted that it could not draw any conclusions regarding the performance of the New Fund. However, the Board took into account management’s discussion of the performance track record of other target date retirement funds that utilize a similar investment strategy as the strategy proposed to be utilized by the New Fund and was generally satisfied with the performance of these comparable funds. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of the Other Funds, and concluded that it was generally satisfied with the performance of these Other Funds.
Management Fees and Expenses
The Board reviewed the contractual management fee rate to be paid by the New Fund. As part of its review, the Board considered the New Fund’s contractual and actual management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM, as compared to New Fund’s Expense Group and Expense Universe. The Board considered that the proposed contractual management fee for the New Fund was below the median of the New Fund’s Expense Group. The Board also considered that the New Fund’s estimated actual management fee was below the median of the New Fund’s Expense Group. The Board also considered that the New Fund’s estimated actual total expenses were below the medians of its Expense Group and Expense Universe. The Board took into account that the Adviser had agreed to contractually limit the New Fund’s expenses through April 30, 2026.
Profitability
Because the New Fund had not yet commenced operations, the Board noted that it could not draw any conclusions regarding the profitability of the New Fund. The Board, however, reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Other Funds. The Board considered other direct and indirect benefits received by the Adviser and the affiliated service providers in connection with their relationships with the Other Funds, together with the profitability of each of the affiliated service providers with respect to their services to the Other Funds. The Board also considered the various risks borne by the Adviser and the affiliated service providers in connection with their various roles in servicing the New Fund and the Other Funds, reputational and entrepreneurial risk.
Economies of Scale
In reviewing expected management fees and anticipated profitability with respect to the New Fund, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the New Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the New Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the expected benefits resulting from the economies of scale with respect to the management of the New Fund in view of the fact that the New Fund had not yet commenced operations. The Board concluded that, in light of the fact that the New Fund had not yet commenced operations, and the comparative management fee and expense ratio of the New Fund, it
89

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
December 31, 2024 (Unaudited)

did not appear that the Adviser or its affiliates expected to realize benefits from economies of scale in managing the assets of the New Fund to such an extent that the proposed management fee should be reduced or that breakpoints in such fee should be implemented for the New Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the New Fund and its shareholders, and (2) the rates to be payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
90

STATE STREET INSTITUTIONAL INVESTMENT TRUST
PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
December 31, 2024 (Unaudited)

Shareholder Meeting Results
Rule 30e-1 under the Investment Company Act of 1940, as amended, requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Shareholders were asked to participate in a special meeting of shareholders on December 6, 2024 (the “Shareholder Meeting”). The final results of the Shareholder Meeting are reported in the tables below.
All Funds
Proposal 1: To elect the following as Trustees of the Trust:
Proposed Trustee	Shares For	Shares Withheld
Patrick J. Riley	106,202,253,380.880	923,236,109.062
Donna M. Rapaccioli	105,799,774,785.851	1,325,714,704.091
Margaret K. McLaughlin	106,028,299,665.201	1,097,189,824.741
George M. Pereira	105,597,348,911.734	1,528,140,578.208
Mark E. Swanson	106,504,504,254.819	620,985,235.123
Jeanne LaPorta	106,675,779,342.008	449,710,147.934
91

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Annual Financial Statements and Other Information
December 31, 2024
State Street Institutional Investment Trust
State Street Hedged International Developed Equity Index Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-647-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not Applicable

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 93.3%
UNITED STATES — 93.3%
State Street International Developed Equity Portfolio (a) (Cost $2,572,622,976)		$3,496,207,316
SHORT-TERM INVESTMENT — 3.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (b) (c) (Cost $139,683,885)	139,683,885	139,683,885
TOTAL INVESTMENTS — 97.0% (Cost $2,712,306,861)		3,635,891,201
OTHER ASSETS IN EXCESS OF LIABILITIES — 3.0%		112,984,475
NET ASSETS — 100.0%		$3,748,875,676

(a)	Affiliated fund managed by SSGA Funds Management, Inc.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended December 31, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2024.

At December 31, 2024, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Bank of America N.A.	USD2,510,273	AUD4,040,000	01/03/2025	$(8,907)
Bank of America N.A.	USD1,078,366	DKK7,710,000	01/03/2025	(7,771)
Bank of America N.A.	USD1,047,447	SEK11,513,000	01/03/2025	(5,476)
Bank of America N.A.	EUR2,847,000	USD2,949,873	01/03/2025	1,804
Barclays Capital PLC	USD3,193,035	CHF2,876,000	01/03/2025	(19,518)
Barclays Capital PLC	USD10,691,852	EUR10,246,000	01/03/2025	(82,118)
Barclays Capital PLC	USD5,002,315	GBP3,975,000	01/03/2025	(24,025)
Barclays Capital PLC	USD2,874,056	HKD22,357,000	01/03/2025	4,052
Barclays Capital PLC	USD627,369	HKD4,871,000	01/03/2025	(305)
Barclays Capital PLC	AUD13,137,000	USD8,560,030	01/03/2025	426,254
Barclays Capital PLC	NZD3,102,000	USD1,835,695	01/03/2025	97,799
Barclays Capital PLC	SGD5,078,000	USD3,792,816	01/03/2025	70,488
Barclays Capital PLC	GBP424,795,547	USD539,924,061	01/03/2025	7,910,156
Barclays Capital PLC	SEK4,401,000	USD400,269	01/03/2025	1,961
Barclays Capital PLC	GBP1,519,000	USD1,923,533	01/03/2025	21,137
Barclays Capital PLC	HKD8,202,000	USD1,054,530	01/03/2025	(1,347)
Barclays Capital PLC	DKK12,982,000	USD1,841,769	01/03/2025	39,114
Barclays Capital PLC	AUD6,803,000	USD4,345,644	01/03/2025	133,565
Barclays Capital PLC	SGD1,010,000	USD753,816	01/03/2025	13,455
Barclays Capital PLC	GBP1,104,000	USD1,382,919	01/03/2025	270
Barclays Capital PLC	CHF799,000	USD889,464	01/03/2025	7,809
Barclays Capital PLC	JPY575,521,000	USD3,850,107	01/06/2025	188,100
Barclays Capital PLC	SGD2,984,000	USD2,190,148	02/04/2025	(158)
Barclays Capital PLC	JPY8,539,140,000	USD54,512,653	02/04/2025	(2,086)
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Barclays Capital PLC	HKD9,153,000	USD1,178,660	02/04/2025	$10
Citibank N.A.	CHF319,465,571	USD363,957,563	01/03/2025	11,443,830
Citibank N.A.	GBP2,628,000	USD3,290,404	02/04/2025	(13)
Citibank N.A.	EUR50,060,000	USD51,903,059	02/04/2025	(107)
HSBC Bank USA	USD351,433,279	CHF318,599,571	01/03/2025	124,868
HSBC Bank USA	USD441,313	SGD599,000	01/03/2025	(2,228)
HSBC Bank USA	EUR566,186,157	USD598,814,899	01/03/2025	12,529,106
HSBC Bank USA	CHF1,099,000	USD1,245,154	01/03/2025	32,464
HSBC Bank USA	EUR3,917,000	USD4,122,702	01/03/2025	66,649
HSBC Bank USA	CHF318,599,571	USD352,696,506	02/04/2025	(14,707)
JP Morgan Chase Bank, N.A.	USD5,391,608	CHF4,732,000	01/03/2025	(170,091)
JP Morgan Chase Bank, N.A.	USD1,136,598	DKK8,011,000	01/03/2025	(24,206)
JP Morgan Chase Bank, N.A.	USD551,345,989	GBP440,231,547	01/03/2025	(39)
JP Morgan Chase Bank, N.A.	USD3,215,242	SEK35,038,000	01/03/2025	(44,167)
JP Morgan Chase Bank, N.A.	ILS6,133,000	USD1,687,791	01/03/2025	4,589
JP Morgan Chase Bank, N.A.	NOK11,138,000	USD1,007,521	01/03/2025	26,834
JP Morgan Chase Bank, N.A.	USD8,565,910	DKK61,584,000	02/04/2025	(542)
JP Morgan Chase Bank, N.A.	SEK20,793,000	USD1,885,003	02/04/2025	(41)
JP Morgan Chase Bank, N.A.	CHF4,962,000	USD5,493,035	02/04/2025	(234)
JP Morgan Chase Bank, N.A.	GBP440,231,547	USD551,178,701	02/04/2025	(18,262)
Morgan Stanley Bank, N.A.	USD7,322,453	JPY1,154,436,000	01/06/2025	23,156
Royal Bank of Canada	SEK19,386,000	USD1,777,481	01/03/2025	22,973
Royal Bank of Canada	JPY441,339,000	USD2,965,967	01/06/2025	157,753
Royal Bank of Canada	JPY320,803,000	USD2,037,769	01/06/2025	(3,482)
Standard Chartered Bank	USD277,060,988	AUD447,486,050	01/03/2025	86
Standard Chartered Bank	USD118,269,769	DKK851,731,566	01/03/2025	—
Standard Chartered Bank	USD69,034,949	HKD536,260,035	01/03/2025	—
Standard Chartered Bank	USD16,126,428	ILS58,758,174	01/03/2025	(243)
Standard Chartered Bank	USD21,557,892	NOK244,840,520	01/03/2025	—
Standard Chartered Bank	USD7,527,956	NZD13,435,581	01/03/2025	(670)
Standard Chartered Bank	USD115,108,042	SEK1,271,857,531	01/03/2025	—
Standard Chartered Bank	USD48,413,942	SGD66,046,299	01/03/2025	—
Standard Chartered Bank	ILS52,625,174	USD14,482,731	01/03/2025	39,748
Standard Chartered Bank	AUD428,920,050	USD279,492,883	01/03/2025	13,926,952
Standard Chartered Bank	NOK233,702,520	USD21,141,921	01/03/2025	564,716
Standard Chartered Bank	HKD555,286,035	USD71,382,701	01/03/2025	(101,543)
Standard Chartered Bank	DKK851,523,566	USD120,799,763	01/03/2025	2,558,876
Standard Chartered Bank	SGD60,557,299	USD45,232,690	01/03/2025	842,352
Standard Chartered Bank	NZD10,333,581	USD6,115,485	01/03/2025	326,095
Standard Chartered Bank	SEK1,294,621,531	USD118,793,325	01/03/2025	1,625,052
Standard Chartered Bank	AUD1,122,000	USD701,127	01/03/2025	6,441
Standard Chartered Bank	ILS58,758,174	USD16,136,171	02/04/2025	(2,830)
Standard Chartered Bank	SEK1,271,857,531	USD115,301,093	02/04/2025	(2,495)
Standard Chartered Bank	NOK244,840,520	USD21,556,658	02/04/2025	248
Standard Chartered Bank	DKK851,731,566	USD118,459,756	02/04/2025	(2,736)
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Standard Chartered Bank	HKD536,260,035	USD69,052,728	02/04/2025	$(2,580)
Standard Chartered Bank	AUD447,486,050	USD277,069,938	02/04/2025	(3,474)
Standard Chartered Bank	NZD13,435,581	USD7,528,359	02/04/2025	(211)
Standard Chartered Bank	SGD66,046,299	USD48,477,906	02/04/2025	(1,190)
Toronto-Dominion Bank	USD12,052,070	EUR11,395,000	01/03/2025	(252,547)
Toronto-Dominion Bank	USD587,515,940	EUR567,374,157	01/03/2025	27
Toronto-Dominion Bank	GBP10,095,000	USD12,830,705	01/03/2025	187,728
Toronto-Dominion Bank	EUR567,374,157	USD588,247,852	02/04/2025	(16,528)
UBS AG	USD587,515,940	EUR567,374,157	01/03/2025	27
UBS AG	EUR566,186,157	USD598,816,031	01/03/2025	12,530,239
UBS AG	DKK2,947,000	USD416,016	01/03/2025	6,802
UBS AG	AUD1,544,000	USD1,000,098	01/03/2025	44,130
UBS AG	GBP6,693,000	USD8,526,688	01/03/2025	144,375
UBS AG	CHF4,844,000	USD5,536,557	01/03/2025	191,453
UBS AG	EUR17,253,000	USD18,250,275	01/03/2025	384,793
UBS AG	JPY1,943,786,000	USD13,010,189	01/06/2025	641,991
UBS AG	EUR567,374,157	USD588,250,689	02/04/2025	(13,691)
Westpac Banking Corp.	USD813,355,933	JPY127,843,285,610	01/06/2025	103,507
Westpac Banking Corp.	JPY125,716,272,610	USD840,962,712	01/06/2025	41,037,332
Westpac Banking Corp.	JPY127,843,285,610	USD816,156,767	02/04/2025	(7,783)
Total				$107,672,815

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

During the year ended December 31, 2024, the average notional value related to forward foreign currency exchange contracts was $10,409,556,592.
At December 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	2,175	03/21/2025	$251,909,207	$246,590,625	$(5,318,582)
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

During the year ended December 31, 2024, the average notional value related to futures contracts was $148,904,175.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$3,496,207,316	$—	$—	$3,496,207,316
Short-Term Investment	139,683,885	—	—	139,683,885
TOTAL INVESTMENTS	$3,635,891,201	$—	$—	$3,635,891,201
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts - Unrealized Appreciation	$—	$108,511,166	$—	$108,511,166
Forward Foreign Currency Exchange Contracts - Unrealized Depreciation	—	(838,351)	—	(838,351)
Futures Contracts - Unrealized Depreciation	(5,318,582)	—	—	(5,318,582)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(5,318,582)	$107,672,815	$—	$102,354,233

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	91,384,867	$91,421,421	$372,607,773	$464,018,778	$5,348	$(15,764)	—	$—	$4,938,146
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	309,938,776	170,254,891	—	—	139,683,885	139,683,885	1,499,629
Total		$91,421,421	$682,546,549	$634,273,669	$5,348	$(15,764)		$139,683,885	$6,437,775
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

ASSETS
Investment in corresponding affiliated Portfolio, at value	$3,496,207,316
Investment in affiliated issuers, at value	139,683,885
Total Investments	3,635,891,201
Net cash at broker	9,422,865
Receivable for fund shares sold	1,972,143
Unrealized appreciation on forward foreign currency exchange contracts	108,511,166
Dividends receivable — affiliated issuers	540,218
Receivable from Adviser	163,311
Prepaid expenses and other assets	338,046
TOTAL ASSETS	3,756,838,950
LIABILITIES
Payable for fund shares repurchased	889,024
Payable to broker – accumulated variation margin on open futures contracts	5,312,993
Unrealized depreciation on forward foreign currency exchange contracts	838,351
Advisory fee payable	446,697
Custodian fees payable	16,459
Administration fees payable	159,546
Transfer agent fees payable	7,285
Registration and filing fees payable	37,833
Professional fees payable	42,125
Printing and postage fees payable	59,961
Accrued expenses and other liabilities	153,000
TOTAL LIABILITIES	7,963,274
NET ASSETS	$3,748,875,676
NET ASSETS CONSIST OF:
Paid-in capital	$2,971,078,141
Total distributable earnings (loss)	777,797,535
NET ASSETS	$3,748,875,676
Class K
Net Assets	$3,748,875,676
Shares Outstanding	31,093,177
Net asset value, offering and redemption price per share	$120.57
COST OF INVESTMENTS:
Investment in affiliated Portfolio	$2,572,622,976
Investment in affiliated issuers	139,683,885
Total cost of investments	$2,712,306,861
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2024

INVESTMENT INCOME
Interest income allocated from the Portfolio	$127,296
Dividend income allocated from affiliated Portfolio	110,806,287
Interest income — unaffiliated issuers	177,054
Dividend income — affiliated issuers	6,437,775
Securities Lending income allocated from affiliated Portfolio	651,635
Expenses allocated from affiliated Portfolio	(4,705,539)
Foreign taxes withheld allocated from affiliated Portfolio	(9,521,943)
TOTAL INVESTMENT INCOME (LOSS)	103,972,565
EXPENSES
Advisory fee	4,883,340
Administration fees	1,744,050
License fees	446,000
Custodian fees	93,576
Trustees’ fees and expenses	21,000
Transfer agent fees	34,309
Registration and filing fees	105,595
Professional fees and expenses	29,533
Printing and postage fees	67,095
Insurance expense	10,041
Miscellaneous expenses	68,854
TOTAL EXPENSES	7,503,393
Expenses waived/reimbursed by the Adviser	(5,232,730)
NET EXPENSES	2,270,663
NET INVESTMENT INCOME (LOSS)	$101,701,902
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	(13,715,868)
Foreign currency transactions allocated from affiliated Portfolio	(1,289,212)
Futures contracts allocated from affiliated Portfolio	754,554
Investments - affiliated issuers	5,348
Forward foreign currency exchange contracts	142,530,475
Futures contracts	11,602,459
Net realized gain (loss)	139,887,756
Net change in unrealized appreciation/depreciation on:
Investments allocated from affiliated Portfolio	23,337,848
Foreign currency transactions allocated from affiliated Portfolio	(600,055)
Future contracts allocated from affiliated Portfolio	(3,920,226)
Investments - affiliated issuers	(15,764)
Forward foreign currency exchange contracts	173,612,052
Futures contracts	(8,698,231)
Net change in unrealized appreciation/depreciation	183,715,624
NET REALIZED AND UNREALIZED GAIN (LOSS)	323,603,380
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$425,305,282
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/24	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$101,701,902	$96,327,410
Net realized gain (loss)	139,887,756	(4,169,266)
Net change in unrealized appreciation/depreciation	183,715,624	486,535,187
Net increase (decrease) in net assets resulting from operations	425,305,282	578,693,331
DISTRIBUTIONS TO SHAREHOLDERS:
Class K	(114,294,366)	(111,946,450)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class K
Proceeds from sale of shares sold	751,123,754	785,000,184
Reinvestment of distributions	114,034,863	111,684,268
Cost of shares redeemed	(484,102,069)	(1,797,248,381)
Net increase (decrease) in net assets from beneficial interest transactions	381,056,548	(900,563,929)
Contribution from affiliate (Note 4)	2,674	—
Net increase (decrease) in net assets during the period	692,070,138	(433,817,048)
Net assets at beginning of period	3,056,805,538	3,490,622,586
NET ASSETS AT END OF PERIOD	$3,748,875,676	$3,056,805,538
SHARES OF BENEFICIAL INTEREST:
Class K
Shares sold	6,228,132	7,526,505
Reinvestment of distributions	943,216	1,027,643
Shares redeemed	(4,032,239)	(17,419,477)
Net increase (decrease) from share transactions	3,139,109	(8,865,329)
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)
Net asset value, beginning of period	$109.35	$94.80	$121.55	$104.85	$104.30
Income (loss) from investment operations:
Net investment income (loss) (b)	3.52	3.11	3.25	2.93	2.15
Net realized and unrealized gain (loss)	11.46	15.56	(8.89)	17.33	0.53
Total from investment operations	14.98	18.67	(5.64)	20.26	2.68
Contribution from affiliates (Note 4)	0.00(c)	—	—	—	—
Distributions to shareholders from:
Net investment income	(3.76)	(4.12)	(3.21)	(3.56)	(2.13)
Net realized gains	—	—	(17.90)	—	—
Total distributions	(3.76)	(4.12)	(21.11)	(3.56)	(2.13)
Net asset value, end of period	$120.57	$109.35	$94.80	$121.55	$104.85
Total return (d)	13.69%(e)	19.73%	(4.78)%	19.31%	2.45%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,748,876	$3,056,806	$3,490,623	$4,512,062	$3,684,209
Ratios to Average Net Assets:
Total expenses	0.35%	0.36%	0.36%	0.35%	0.36%
Net expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	2.92%	2.95%	2.85%	2.50%	2.23%
Portfolio turnover rate (f)	3%	8%	18%	7%	8%
(a)	On April 17, 2020, the State Street Hedged International Developed Equity Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	If an affiliate had not made a contribution during the year ended December 31, 2024, the total return would have remained 13.69%.
(f)	Portfolio turnover rate is from the corresponding affiliated Portfolio.
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2024

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2024, the Trust consists of thirty (30) series (and corresponding classes, each of which has the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board” and each member thereof, a “Trustee”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Class	Commencement of Operations	Diversification Classification
State Street Hedged International Developed Equity Index Fund	Class I Class K	Not commenced May 29, 2015	Diversified
The Fund seeks to achieve its investment objective by investing a majority of its investable assets in the State Street International Developed Equity Index Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (approximately 100% at December 31, 2024). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
The Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Fund’s investments in accordance with its investment objective. The Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Fund’s Total Return is utilized by the CODM to compare results, including the impact of the Fund’s costs, to the Fund’s competitors and to the Fund’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investment in its Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements.
The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments. The summary of the inputs used for the Portfolio, as of December 31, 2024, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
Additionally, valuation techniques used to value the Fund’s investments, other than investment in the Portfolio, by major category are as follows:
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio’s investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2024 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Realized gains and losses from security transactions from investment in the Portfolio consist of the Fund’s share of the Portfolio’s realized gains and losses and investment income consists of the Fund’s share of the net investment income of the Portfolio. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and relative net assets of the Fund within the Trust. The Fund is allocated a pro-rata share of the expense of its respective Portfolio. Class specific expenses are borne by each class.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2024, if any, are disclosed in the Fund's Statement of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.    Derivative Financial Instruments
Forward Foreign Currency Exchange Contracts
The Fund may engage in forward foreign currency exchange contracts to acquire exposure to foreign currencies or to hedge the Fund's investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
For the year ended December 31, 2024, the Fund entered into forward foreign currency exchange contracts to offset the Fund’s exposure to the component currencies.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

Futures Contracts
The Fund may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Fund's Schedule of Investments and cash deposited, if any, is included in Net cash at broker on the Fund's Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the fiscal year ended December 31, 2024, the Fund entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of December 31, 2024, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Forward Foreign Currency Exchange Contracts	$—	$108,511,166	$—	$—	$—	$108,511,166
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Forward Foreign Currency Exchange Contracts	$—	$838,351	$—	$—	$—	$838,351
Futures Contracts	—	—	—	5,312,993	—	5,312,993
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Forward Foreign Currency Exchange Contracts	$—	$142,530,475	$—	$—	$—	$142,530,475
Futures Contracts	—	—	—	11,602,459	—	11,602,459
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Forward Foreign Currency Exchange Contracts	$—	$173,612,052	$—	$—	$—	$173,612,052
Futures Contracts	—	—	—	(8,698,231)	—	(8,698,231)

12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

Offsetting of Financial Assets and Derivative Assets
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Cash Collateral Received	Net Amount
Bank of America N.A.	$1,804	$(1,804)	$—	$—
Barclays Capital PLC	8,914,170	(129,557)	—	8,784,613
Citibank N.A.	11,443,830	(120)	—	11,443,710
HSBC Bank USA	12,753,087	(16,935)	—	12,736,152
JP Morgan Chase Bank, N.A.	31,423	(31,423)	—	—
Morgan Stanley Bank, N.A.	23,156	—	—	23,156
Royal Bank of Canada	180,726	(3,482)	—	177,244
Standard Chartered Bank	19,890,566	(117,972)	—	19,772,594
Toronto-Dominion Bank	187,755	(187,755)	—	—
UBS AG	13,943,810	(13,691)	—	13,930,119
Westpac Banking Corp.	41,140,839	(7,783)	—	41,133,056
	$108,511,166	$(510,522)	$—	$108,000,644
Offsetting of Financial Liabilities and Derivative Liabilities
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Liabilities	Amount Eligible to Offset	Cash Collateral Pledged	Net Amount
Bank of America N.A.	$(22,154)	$1,804	$—	$(20,350)
Barclays Capital PLC	(129,557)	129,557	—	—
Citibank N.A.	(120)	120	—	—
HSBC Bank USA	(16,935)	16,935	—	—
JP Morgan Chase Bank, N.A.	(257,582)	31,423	—	(226,159)
Royal Bank of Canada	(3,482)	3,482	—	—
Standard Chartered Bank	(117,972)	117,972	—	—
Toronto-Dominion Bank	(269,075)	187,755	—	(81,320)
UBS AG	(13,691)	13,691	—	—
Westpac Banking Corp.	(7,783)	7,783	—	—
	$(838,351)	$510,522	$—	$(327,829)
5.    Fees and Transactions with Affiliates
Advisory Fee
The Fund has entered into an Investment Advisory Agreement with the Adviser. For its advisory services to the Fund, the Fund pays the Adviser a management fee at an annual rate of 0.14% of its average daily net assets.
The Fund’s Adviser has agreed to waive the portion of the Fund’s management fee attributable to the Fund’s assets invested in the Portfolio. This fee waiver may only be terminated with the approval of the Fund’s Board of Trustees.
The Adviser is contractually obligated until April 30, 2025 (i) to waive up to the full amount of the advisory fee payable by the Fund  and/or (ii) to reimburse the Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees other than the fees of the Portfolio, and any class-specific expenses, such as distribution, shareholder servicing,
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

sub-transfer agency and administration fees) exceed 0.15% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2025 except with approval of the Fund's Board of Trustees. For the year ended December 31, 2024, SSGA FM reimbursed or waived the fees under these agreements as shown on the Statement of Operations.
Administrator, Custodian, and Sub-Administrator Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Fund. For its administration services, the Fund pays SSGA FM a fee at the annual rate of 0.05% of the average daily net assets. The fees are accrued daily and paid monthly. For its services as custodian, the Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund.
Due to Custodian
In certain circumstances, the Fund may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Fund.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended December 31, 2024 are disclosed in the Schedule of Investments.
During the fiscal year ended December 31, 2024, State Street made a contribution to the Fund in the amount of $2,674 related to an accounting matter.
6.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year.
Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Funds' tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to foreign currencies, passive foreign investment companies, partnerships, forward contracts, wash sale loss deferrals, and futures contracts.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

The tax character of distributions paid during the year ended December 31, 2024, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Hedged International Developed Equity Index Fund	$114,294,366	$—	$114,294,366
The tax character of distributions paid during the year ended December 31, 2023, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Hedged International Developed Equity Index Fund	$ 111,946,450	$ —	$ 111,946,450
At December 31, 2024, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street Hedged International Developed Equity Index Fund	$5,106,739	$—	$—	$772,690,796	$777,797,535
As of December 31, 2024, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Hedged International Developed Equity Index Fund	$2,961,403,818	$773,482,266	$—	$773,482,266
8.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Market Risk
The  Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

 To the Shareholders of State Street Hedged International Developed Equity Index Fund and Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Hedged International Developed Equity Index Fund (the “Fund”) (one of the series constituting State Street Institutional Investment Trust (the “Trust”)), including the schedule of investments, as of December 31, 2024, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Institutional Investment Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 24, 2025
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION
December 31, 2024 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2024.
Qualified Dividend Income
A portion of dividends distributed by the Fund during the fiscal year ended December 31, 2024, is considered qualified dividend income and is eligible for reduced tax rates. The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Foreign Tax Credit
The Fund has made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders. For the year ended December 31, 2024, the total amount of foreign taxes that will be passed through are:
Amount
State Street Hedged International Developed Equity Index Fund	$5,991,324
The amount of foreign source income earned on the Fund during the year ended December 31, 2024 was as follows:
Amount
State Street Hedged International Developed Equity Index Fund	$106,913,578
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Proxy Disclosure for Open-End Management Investment Companies
December 31, 2024

Shareholder Meeting Results
Rule 30e-1 under the Investment Company Act of 1940, as amended, requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Shareholders were asked to participate in a special meeting of shareholders on December 6, 2024 (the “Shareholder Meeting”). The final results of the Shareholder Meeting are reported in the tables below.
All Funds
Proposal 1: To elect the following as Trustees of the Trust:
Proposed Trustee	Shares For	Shares Withheld
Patrick J. Riley	106,202,253,380.880	923,236,109.062
Donna M. Rapaccioli	105,799,774,785.851	1,325,714,704.091
Margaret K. McLaughlin	106,028,299,665.201	1,097,189,824.741
George M. Pereira	105,597,348,911.734	1,528,140,578.208
Mark E. Swanson	106,504,504,254.819	620,985,235.123
Jeanne LaPorta	106,675,779,342.008	449,710,147.934
19

Annual Financial Statements and Other Information
December 31, 2024
State Street Master Funds
State Street International Developed Equity Index Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not Applicable

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2024

Security Description	Shares	Value
COMMON STOCKS — 96.9%
AUSTRALIA — 7.2%
ANZ Group Holdings Ltd.	627,122	$11,081,588
APA Group Stapled Security	257,937	1,113,121
Aristocrat Leisure Ltd.	120,213	5,088,028
ASX Ltd.	42,515	1,713,112
BHP Group Ltd.	1,072,695	26,267,501
BlueScope Steel Ltd.	91,093	1,054,121
Brambles Ltd.	299,415	3,566,766
CAR Group Ltd.	81,622	1,820,822
Cochlear Ltd.	13,707	2,460,122
Coles Group Ltd.	276,072	3,228,868
Commonwealth Bank of Australia	353,262	33,519,183
Computershare Ltd.	114,354	2,403,738
Endeavour Group Ltd. (a)	319,135	829,889
Fortescue Ltd.	351,512	3,971,907
Glencore PLC (b)	2,186,184	9,676,010
Goodman Group REIT	363,141	8,013,256
GPT Group REIT	436,497	1,181,024
Insurance Australia Group Ltd.	496,357	2,599,923
Lottery Corp. Ltd.	499,905	1,529,010
Macquarie Group Ltd.	76,297	10,470,591
Medibank Pvt Ltd.	581,059	1,363,501
Mineral Resources Ltd. (a)	34,833	738,665
Mirvac Group REIT	797,874	926,257
National Australia Bank Ltd.	646,536	14,851,237
Northern Star Resources Ltd.	240,006	2,294,380
Orica Ltd.	97,898	1,004,973
Origin Energy Ltd.	361,261	2,438,056
Pro Medicus Ltd.	12,004	1,858,962
Qantas Airways Ltd. (b)	166,782	926,270
QBE Insurance Group Ltd.	314,970	3,744,264
Ramsay Health Care Ltd.	40,514	866,410
REA Group Ltd. (a)	10,601	1,531,356
Reece Ltd.	48,540	672,598
Rio Tinto Ltd.	79,415	5,775,486
Rio Tinto PLC	237,239	14,032,888
Santos Ltd.	708,009	2,928,271
Scentre Group REIT	1,088,417	2,311,455
SEEK Ltd.	70,304	982,444
SGH Ltd.	41,736	1,191,522
Sonic Healthcare Ltd.	97,004	1,622,222
South32 Ltd.	948,290	1,996,255
Stockland REIT	532,718	1,583,196
Suncorp Group Ltd.	271,866	3,199,875
Telstra Group Ltd.	849,627	2,109,447
Transurban Group Stapled Security	658,153	5,456,366
Treasury Wine Estates Ltd.	169,922	1,191,998
Vicinity Ltd. REIT	773,415	1,005,606
Washington H Soul Pattinson & Co. Ltd. (a)	54,869	1,162,527
Wesfarmers Ltd.	239,145	10,591,209
Westpac Banking Corp.	727,852	14,564,998
WiseTech Global Ltd.	38,314	2,871,800
Security Description	Shares	Value
Woodside Energy Group Ltd.	395,052	$6,017,074
Woolworths Group Ltd.	262,210	4,949,971
		250,350,119
AUSTRIA — 0.2%
Erste Group Bank AG	69,820	4,320,125
Mondi PLC	88,803	1,325,705
OMV AG	31,517	1,221,869
Verbund AG	14,316	1,037,695
		7,905,394
BELGIUM — 0.7%
Ageas SA	35,685	1,733,040
Anheuser-Busch InBev SA	189,457	9,465,817
D'ieteren Group	4,423	736,009
Elia Group SA	5,712	440,059
Groupe Bruxelles Lambert NV	16,553	1,132,139
KBC Group NV	47,775	3,687,570
Lotus Bakeries NV	87	971,154
Sofina SA	3,290	744,044
Syensqo SA	14,831	1,083,625
UCB SA	27,013	5,376,211
Warehouses De Pauw CVA REIT	36,020	708,676
		26,078,344
BRAZIL — 0.0% (c)
Yara International ASA	33,994	901,947
BURKINA FASO — 0.0% (c)
Endeavour Mining PLC	36,440	650,334
CHILE — 0.1%
Antofagasta PLC	84,184	1,676,369
CHINA — 0.5%
BOC Hong Kong Holdings Ltd.	767,000	2,463,539
Prosus NV	288,244	11,446,581
SITC International Holdings Co. Ltd.	293,000	780,785
Wharf Holdings Ltd.	230,000	646,953
Wilmar International Ltd.	385,400	875,781
Yangzijiang Shipbuilding Holdings Ltd.	549,600	1,204,592
		17,418,231
DENMARK — 2.8%
AP Moller - Maersk AS Class A	572	919,967
AP Moller - Maersk AS Class B	980	1,629,941
Carlsberg AS Class B	20,657	1,983,292
Coloplast AS Class B	26,041	2,852,157
Danske Bank AS	143,203	4,058,835
Demant AS (b)	21,084	775,763
DSV AS	43,136	9,183,422
Genmab AS (b)	13,018	2,717,807
Novo Nordisk AS Class B	679,795	58,634,409
Novonesis (Novozymes) B Class B	74,946	4,245,518
Orsted AS (b) (d)	39,429	1,779,773

See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Pandora AS	16,910	$3,092,746
Rockwool AS Class B	2,037	724,597
Tryg AS	69,763	1,471,113
Vestas Wind Systems AS (b)	212,304	2,911,181
Zealand Pharma AS (b)	12,758	1,268,679
		98,249,200
FINLAND — 0.9%
Elisa OYJ	28,435	1,230,778
Fortum OYJ (a)	91,577	1,281,600
Kesko OYJ Class B (a)	57,821	1,090,560
Kone OYJ Class B	72,534	3,534,845
Metso OYJ	131,475	1,223,561
Neste OYJ (a)	83,742	1,059,416
Nokia OYJ	1,116,757	4,938,210
Nordea Bank Abp (e)	586,434	6,396,540
Nordea Bank Abp (e)	80,547	878,531
Orion OYJ Class B	23,610	1,045,892
Sampo OYJ Class A	102,588	4,188,784
Stora Enso OYJ Class R (a)	115,387	1,160,865
UPM-Kymmene OYJ	111,097	3,054,091
Wartsila OYJ Abp	109,023	1,931,527
		33,015,200
FRANCE — 9.0%
Accor SA	41,600	2,026,333
Aeroports de Paris SA	7,553	873,620
Air Liquide SA	121,525	19,746,678
Airbus SE	124,934	20,023,759
Alstom SA (b)	72,423	1,616,871
Amundi SA (d)	13,592	903,584
Arkema SA	11,768	896,263
AXA SA	370,759	13,176,167
BioMerieux	9,383	1,005,616
BNP Paribas SA	214,316	13,142,353
Bollore SE	139,783	859,787
Bouygues SA	38,117	1,126,478
Bureau Veritas SA	65,820	1,999,715
Capgemini SE	32,964	5,398,328
Carrefour SA	112,192	1,595,080
Cie de Saint-Gobain SA	95,757	8,497,702
Cie Generale des Etablissements Michelin SCA	140,423	4,623,975
Covivio SA REIT	11,567	584,029
Credit Agricole SA	218,700	3,009,705
Danone SA	136,228	9,186,094
Dassault Aviation SA	4,199	857,438
Dassault Systemes SE	143,072	4,963,061
Edenred SE	50,069	1,646,125
Eiffage SA	16,658	1,461,366
Engie SA	389,609	6,176,669
EssilorLuxottica SA	62,541	15,257,741
Eurazeo SE	9,058	674,859
Gecina SA REIT	8,880	831,710
Getlink SE	64,204	1,024,174
Hermes International SCA	6,665	16,025,533
Security Description	Shares	Value
Ipsen SA	8,846	$1,014,016
Kering SA	15,977	3,941,652
Klepierre SA REIT	43,119	1,241,262
La Francaise des Jeux SACA (d)	20,442	787,862
Legrand SA	56,194	5,472,083
L'Oreal SA	50,495	17,874,508
LVMH Moet Hennessy Louis Vuitton SE	58,059	38,206,322
Orange SA	386,764	3,855,958
Pernod Ricard SA	42,440	4,790,182
Publicis Groupe SA	47,706	5,088,155
Renault SA	41,945	2,043,572
Rexel SA	48,954	1,247,020
Safran SA	76,368	16,772,670
Sartorius Stedim Biotech	6,250	1,221,243
SEB SA	4,806	435,454
Societe Generale SA	154,343	4,340,771
Sodexo SA	17,895	1,474,083
Teleperformance SE	11,251	968,382
Thales SA	19,704	2,828,944
TotalEnergies SE	456,320	25,218,359
Unibail-Rodamco-Westfield REIT (b)	24,951	1,878,849
Veolia Environnement SA	149,726	4,203,169
Vinci SA	105,429	10,888,789
		315,004,118
GERMANY — 8.9%
adidas AG	34,227	8,415,777
Allianz SE	82,827	25,449,343
BASF SE	188,462	8,261,470
Bayer AG	210,606	4,205,424
Bayerische Motoren Werke AG	60,266	4,927,486
Bayerische Motoren Werke AG Preference Shares	11,599	868,645
Bechtle AG	15,089	483,774
Beiersdorf AG	20,452	2,626,078
Brenntag SE	26,021	1,564,339
Carl Zeiss Meditec AG	8,085	378,382
Commerzbank AG	203,650	3,343,306
Continental AG	22,399	1,508,812
Covestro AG (b)	38,096	2,288,008
CTS Eventim AG & Co. KGaA	12,864	1,087,092
Daimler Truck Holding AG	106,594	4,081,392
Deutsche Bank AG	404,822	6,983,612
Deutsche Boerse AG	39,432	9,080,338
Deutsche Lufthansa AG	121,904	783,175
Deutsche Post AG	215,499	7,605,055
Deutsche Telekom AG	738,311	22,114,600
Dr. Ing hc F Porsche AG Preference Shares (d)	22,844	1,383,862
E.ON SE	480,208	5,591,598
Evonik Industries AG	52,799	917,444
Fresenius Medical Care AG	45,500	2,070,951
Fresenius SE & Co. KGaA (b)	87,056	3,020,777
GEA Group AG	32,791	1,628,285

See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Hannover Rueck SE	12,983	$3,250,095
Heidelberg Materials AG	28,438	3,512,699
Henkel AG & Co. KGaA	23,221	1,788,974
Henkel AG & Co. KGaA Preference Shares	36,277	3,181,742
Infineon Technologies AG	275,680	8,995,635
Knorr-Bremse AG	14,406	1,045,255
LEG Immobilien SE	14,932	1,266,085
Mercedes-Benz Group AG	158,095	8,811,094
Merck KGaA	26,831	3,903,206
MTU Aero Engines AG	11,484	3,834,310
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	28,150	14,198,637
Nemetschek SE	11,865	1,152,201
Porsche Automobil Holding SE Preference Shares	30,321	1,142,125
Puma SE	21,180	973,544
Rational AG	1,075	920,434
Rheinmetall AG	9,089	5,805,068
RWE AG	131,342	3,921,014
SAP SE	220,012	54,098,984
Sartorius AG Preference Shares	5,826	1,294,296
Scout24 SE (d)	16,926	1,493,027
Siemens AG	160,606	31,306,733
Siemens Energy AG (b)	135,262	7,176,148
Siemens Healthineers AG (d)	59,054	3,117,404
Symrise AG	28,874	3,079,024
Talanx AG	13,519	1,149,423
Volkswagen AG Preference Shares	44,237	4,080,152
Vonovia SE	153,545	4,672,769
Zalando SE (b) (d)	44,998	1,504,821
		311,343,924
HONG KONG — 1.8%
AIA Group Ltd.	2,299,200	16,663,980
CK Asset Holdings Ltd.	395,899	1,625,806
CK Infrastructure Holdings Ltd.	136,000	1,011,078
CLP Holdings Ltd.	352,000	2,959,030
Futu Holdings Ltd. ADR	10,900	871,891
Hang Seng Bank Ltd.	151,900	1,868,452
Henderson Land Development Co. Ltd.	322,436	979,601
HKT Trust & HKT Ltd. Stapled Security	811,000	1,002,272
Hong Kong & China Gas Co. Ltd.	2,331,995	1,864,287
Hong Kong Exchanges & Clearing Ltd.	254,130	9,644,440
Hongkong Land Holdings Ltd.	238,600	1,061,770
Jardine Matheson Holdings Ltd.	33,000	1,352,010
Link REIT	527,591	2,231,138
MTR Corp. Ltd.	325,012	1,133,867
Power Assets Holdings Ltd.	300,500	2,096,705
Security Description	Shares	Value
Prudential PLC	559,722	$4,465,343
Sino Land Co. Ltd.	824,456	833,164
Sun Hung Kai Properties Ltd.	298,500	2,868,585
Swire Pacific Ltd. Class A	84,500	766,357
Techtronic Industries Co. Ltd.	293,000	3,866,207
WH Group Ltd. (d)	1,695,266	1,311,614
Wharf Real Estate Investment Co. Ltd.	360,000	920,397
		61,397,994
IRELAND — 0.4%
AerCap Holdings NV	41,900	4,009,830
AIB Group PLC	381,929	2,107,948
Bank of Ireland Group PLC	206,491	1,882,912
Kerry Group PLC Class A	32,065	3,096,209
Kingspan Group PLC	32,636	2,380,828
		13,477,727
ISRAEL — 0.8%
Azrieli Group Ltd.	8,514	703,103
Bank Hapoalim BM	270,651	3,269,814
Bank Leumi Le-Israel BM	319,182	3,797,439
Check Point Software Technologies Ltd. (b)	18,410	3,437,147
Elbit Systems Ltd.	5,427	1,419,437
Global-e Online Ltd. (b)	20,000	1,090,600
ICL Group Ltd.	150,007	741,051
Israel Discount Bank Ltd. Class A	250,161	1,710,925
Mizrahi Tefahot Bank Ltd.	35,020	1,514,732
Nice Ltd. (b)	13,438	2,291,023
Teva Pharmaceutical Industries Ltd. ADR (b)	244,528	5,389,397
Wix.com Ltd. (b)	11,200	2,402,960
		27,767,628
ITALY — 2.6%
Amplifon SpA	25,292	651,503
Banco BPM SpA	270,244	2,187,318
BPER Banca SpA	210,621	1,342,850
Coca-Cola HBC AG	45,089	1,542,746
Davide Campari-Milano NV (a)	137,235	858,584
DiaSorin SpA	5,195	535,655
Enel SpA	1,713,263	12,222,010
Eni SpA	486,320	6,649,803
Ferrari NV	26,558	11,328,439
FinecoBank Banca Fineco SpA	130,112	2,270,044
Generali	200,991	5,684,495
Infrastrutture Wireless Italiane SpA (d)	65,940	669,606
Intesa Sanpaolo SpA	3,081,647	12,355,741
Leonardo SpA	87,378	2,350,006
Mediobanca Banca di Credito Finanziario SpA	101,803	1,486,224
Moncler SpA	50,305	2,654,730
Nexi SpA (b) (d)	118,542	659,600
Poste Italiane SpA (d)	94,478	1,335,757

See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Prysmian SpA	59,879	$3,830,742
Recordati Industria Chimica e Farmaceutica SpA	21,225	1,112,332
Snam SpA (a)	419,665	1,859,643
Telecom Italia SpA (b)	1,880,790	480,523
Terna - Rete Elettrica Nazionale	290,944	2,298,210
UniCredit SpA	310,387	12,426,287
Unipol Gruppo SpA	84,116	1,050,128
		89,842,976
JAPAN — 22.3%
Advantest Corp.	161,600	9,199,204
Aeon Co. Ltd.	134,600	3,153,805
AGC, Inc. (a)	39,100	1,143,492
Aisin Corp.	113,400	1,268,417
Ajinomoto Co., Inc.	96,600	3,937,298
ANA Holdings, Inc.	35,300	641,432
Asahi Group Holdings Ltd.	297,600	3,125,703
Asahi Kasei Corp.	267,500	1,845,307
Asics Corp.	146,700	2,865,160
Astellas Pharma, Inc.	390,400	3,795,529
Bandai Namco Holdings, Inc.	121,800	2,907,768
Bridgestone Corp. (a)	123,000	4,139,278
Brother Industries Ltd.	49,800	843,410
Canon, Inc. (a)	197,600	6,425,929
Capcom Co. Ltd.	74,600	1,624,723
Central Japan Railway Co.	160,700	3,019,174
Chiba Bank Ltd.	117,700	908,277
Chubu Electric Power Co., Inc.	127,700	1,341,283
Chugai Pharmaceutical Co. Ltd.	142,300	6,280,129
Concordia Financial Group Ltd.	218,700	1,204,152
Dai Nippon Printing Co. Ltd.	82,600	1,157,237
Daifuku Co. Ltd.	64,500	1,326,707
Dai-ichi Life Holdings, Inc.	194,000	5,175,473
Daiichi Sankyo Co. Ltd.	369,300	10,117,139
Daikin Industries Ltd.	55,800	6,518,454
Daito Trust Construction Co. Ltd.	12,300	1,376,691
Daiwa House Industry Co. Ltd.	123,500	3,796,056
Daiwa Securities Group, Inc.	284,400	1,878,889
Denso Corp.	404,900	5,588,927
Dentsu Group, Inc. (a)	42,000	1,010,474
Disco Corp.	19,800	5,258,676
East Japan Railway Co.	196,200	3,478,969
Eisai Co. Ltd.	50,300	1,371,260
ENEOS Holdings, Inc.	582,600	3,060,008
FANUC Corp.	200,600	5,246,434
Fast Retailing Co. Ltd.	40,200	13,577,094
Fuji Electric Co. Ltd.	28,700	1,536,157
FUJIFILM Holdings Corp.	240,000	4,971,353
Fujikura Ltd.	52,800	2,158,139
Fujitsu Ltd.	353,900	6,224,131
Hankyu Hanshin Holdings, Inc.	51,900	1,354,338
Hikari Tsushin, Inc.	4,000	869,222
Security Description	Shares	Value
Hitachi Construction Machinery Co. Ltd.	23,300	$517,010
Hitachi Ltd.	980,400	24,038,303
Honda Motor Co. Ltd.	947,800	9,034,441
Hoshizaki Corp.	22,800	897,530
Hoya Corp.	73,500	9,132,550
Hulic Co. Ltd. (a)	105,100	913,949
Idemitsu Kosan Co. Ltd.	191,200	1,260,921
Inpex Corp. (a)	199,500	2,512,955
Isuzu Motors Ltd.	127,300	1,733,749
ITOCHU Corp. (a)	250,400	12,327,759
Japan Airlines Co. Ltd.	25,500	402,466
Japan Exchange Group, Inc.	207,700	2,307,232
Japan Post Bank Co. Ltd.	302,400	2,861,543
Japan Post Holdings Co. Ltd.	414,600	3,909,191
Japan Post Insurance Co. Ltd.	42,100	774,206
Japan Real Estate Investment Corp. REIT	1,240	851,844
Japan Tobacco, Inc. (a)	253,800	6,518,351
JFE Holdings, Inc.	130,100	1,466,662
Kajima Corp.	84,900	1,539,762
Kansai Electric Power Co., Inc.	193,500	2,147,255
Kao Corp.	99,300	4,022,561
Kawasaki Kisen Kaisha Ltd.	81,300	1,157,999
KDDI Corp.	323,500	10,315,795
Keyence Corp.	40,900	16,644,247
Kikkoman Corp.	152,200	1,692,044
Kirin Holdings Co. Ltd. (a)	163,000	2,118,903
Kobe Bussan Co. Ltd.	32,500	711,287
Kokusai Electric Corp. (a)	28,200	369,964
Komatsu Ltd.	182,100	4,966,670
Konami Group Corp.	20,700	1,939,183
Kubota Corp. (a)	206,600	2,396,229
Kyocera Corp.	280,500	2,783,512
Kyowa Kirin Co. Ltd.	52,900	796,445
Lasertec Corp. (a)	16,800	1,576,771
LY Corp.	624,500	1,653,178
M3, Inc.	89,400	775,550
Makita Corp.	47,500	1,446,127
Marubeni Corp.	295,600	4,441,757
MatsukiyoCocokara & Co.	68,800	1,002,831
McDonald's Holdings Co. Japan Ltd. (a)	19,400	762,969
MEIJI Holdings Co. Ltd.	50,400	1,026,536
Minebea Mitsumi, Inc.	75,000	1,202,773
Mitsubishi Chemical Group Corp.	289,100	1,461,855
Mitsubishi Corp.	704,300	11,537,121
Mitsubishi Electric Corp.	406,200	6,867,062
Mitsubishi Estate Co. Ltd.	238,100	3,309,134
Mitsubishi HC Capital, Inc.	194,800	1,285,288
Mitsubishi Heavy Industries Ltd.	675,800	9,434,410
Mitsubishi UFJ Financial Group, Inc.	2,347,400	27,437,462
Mitsui & Co. Ltd.	535,600	11,120,945

See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Mitsui Chemicals, Inc.	35,100	$767,115
Mitsui Fudosan Co. Ltd.	574,500	4,599,871
Mitsui OSK Lines Ltd.	72,200	2,515,397
Mizuho Financial Group, Inc.	508,040	12,417,146
MonotaRO Co. Ltd.	53,900	917,045
MS&AD Insurance Group Holdings, Inc.	269,500	5,827,377
Murata Manufacturing Co. Ltd.	351,900	5,589,401
NEC Corp.	51,000	4,369,568
Nexon Co. Ltd. (a)	67,400	1,003,779
NIDEC Corp.	173,900	3,127,208
Nintendo Co. Ltd.	218,900	12,764,130
Nippon Building Fund, Inc. REIT (a)	1,550	1,207,177
Nippon Paint Holdings Co. Ltd.	214,400	1,385,888
Nippon Sanso Holdings Corp.	37,100	1,030,661
Nippon Steel Corp.	193,200	3,887,046
Nippon Telegraph & Telephone Corp.	6,327,200	6,327,451
Nippon Yusen KK (a)	96,000	3,198,976
Nissan Motor Co. Ltd. (a)	500,800	1,520,632
Nissin Foods Holdings Co. Ltd.	43,200	1,044,874
Nitori Holdings Co. Ltd.	16,600	1,969,289
Nitto Denko Corp.	146,500	2,452,189
Nomura Holdings, Inc.	645,500	3,749,494
Nomura Research Institute Ltd.	79,200	2,328,172
NTT Data Group Corp.	132,500	2,522,436
Obayashi Corp.	136,000	1,792,851
Obic Co. Ltd.	66,500	1,981,260
Olympus Corp.	244,500	3,654,741
Omron Corp.	34,900	1,176,502
Ono Pharmaceutical Co. Ltd.	80,500	839,111
Oracle Corp. Japan	8,400	804,880
Oriental Land Co. Ltd.	234,100	5,052,236
ORIX Corp.	247,400	5,321,369
Osaka Gas Co. Ltd.	74,000	1,620,403
Otsuka Corp.	45,200	1,034,929
Otsuka Holdings Co. Ltd.	92,600	5,043,362
Pan Pacific International Holdings Corp.	80,200	2,181,337
Panasonic Holdings Corp.	498,400	5,099,943
Rakuten Group, Inc. (b)	316,900	1,709,300
Recruit Holdings Co. Ltd.	294,800	20,515,053
Renesas Electronics Corp. (b)	349,200	4,424,334
Resona Holdings, Inc. (a)	436,100	3,147,448
Ricoh Co. Ltd.	117,200	1,332,568
SBI Holdings, Inc.	55,400	1,393,068
SCREEN Holdings Co. Ltd.	16,900	998,904
SCSK Corp.	30,900	647,494
Secom Co. Ltd.	86,900	2,954,587
Seiko Epson Corp.	57,900	1,045,920
Sekisui Chemical Co. Ltd.	82,200	1,409,104
Sekisui House Ltd.	123,500	2,948,214
Seven & i Holdings Co. Ltd.	471,500	7,400,701
SG Holdings Co. Ltd.	62,100	594,319
Security Description	Shares	Value
Shimadzu Corp.	53,500	$1,499,138
Shimano, Inc.	16,000	2,154,814
Shin-Etsu Chemical Co. Ltd.	379,200	12,504,457
Shionogi & Co. Ltd.	158,800	2,229,817
Shiseido Co. Ltd.	88,200	1,561,490
Shizuoka Financial Group, Inc.	96,100	780,299
SMC Corp.	12,300	4,781,976
SoftBank Corp.	6,046,700	7,641,963
SoftBank Group Corp.	201,300	11,516,984
Sompo Holdings, Inc.	185,200	4,804,229
Sony Group Corp.	1,319,800	27,848,236
Subaru Corp.	128,300	2,282,358
Sumitomo Corp.	226,400	4,905,326
Sumitomo Electric Industries Ltd.	155,600	2,785,007
Sumitomo Metal Mining Co. Ltd.	49,900	1,139,007
Sumitomo Mitsui Financial Group, Inc.	783,800	18,833,522
Sumitomo Mitsui Trust Group, Inc.	140,600	3,288,215
Sumitomo Realty & Development Co. Ltd.	67,200	2,092,298
Suntory Beverage & Food Ltd.	27,500	874,757
Suzuki Motor Corp.	327,300	3,671,499
Sysmex Corp.	105,900	1,943,928
T&D Holdings, Inc.	104,000	1,905,829
Taisei Corp.	35,000	1,468,184
Takeda Pharmaceutical Co. Ltd.	335,817	8,900,312
TDK Corp.	412,700	5,321,248
Terumo Corp.	284,400	5,497,013
TIS, Inc.	46,800	1,106,722
Toho Co. Ltd.	25,200	985,960
Tokio Marine Holdings, Inc.	395,400	14,206,869
Tokyo Electric Power Co. Holdings, Inc. (b)	308,400	922,929
Tokyo Electron Ltd.	94,300	14,191,794
Tokyo Gas Co. Ltd.	72,300	2,005,551
Tokyu Corp.	117,000	1,248,315
TOPPAN Holdings, Inc.	47,700	1,266,883
Toray Industries, Inc.	284,700	1,804,798
TOTO Ltd. (a)	31,100	745,920
Toyota Industries Corp.	34,100	2,745,736
Toyota Motor Corp.	2,166,700	42,355,125
Toyota Tsusho Corp.	133,900	2,370,745
Trend Micro, Inc. (a)	27,200	1,468,161
Unicharm Corp.	248,700	2,052,700
West Japan Railway Co.	88,200	1,564,026
Yakult Honsha Co. Ltd.	51,400	974,779
Yamaha Motor Co. Ltd. (a)	201,400	1,776,563
Yaskawa Electric Corp.	47,000	1,200,861
Yokogawa Electric Corp.	47,700	1,015,741
Zensho Holdings Co. Ltd.	20,800	1,179,348
ZOZO, Inc. (a)	26,100	804,772
		780,998,049

See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
JORDAN — 0.0% (c)
Hikma Pharmaceuticals PLC	35,414	$883,945
LUXEMBOURG — 0.1%
ArcelorMittal SA	95,589	2,220,175
CVC Capital Partners PLC (a) (b) (d)	45,343	998,214
Eurofins Scientific SE	28,388	1,449,506
		4,667,895
MACAU — 0.1%
Galaxy Entertainment Group Ltd.	456,000	1,937,191
Sands China Ltd. (b)	487,200	1,310,832
		3,248,023
NETHERLANDS — 4.1%
ABN AMRO Bank NV (d)	97,124	1,497,516
Adyen NV (b) (d)	4,605	6,852,302
Aegon Ltd.	282,751	1,674,751
Akzo Nobel NV	35,331	2,120,481
Argenx SE (b)	12,636	7,850,747
ASM International NV	9,963	5,764,965
ASML Holding NV	84,175	59,157,675
ASR Nederland NV	31,991	1,516,539
BE Semiconductor Industries NV	16,274	2,229,484
Euronext NV (d)	16,963	1,902,310
EXOR NV	21,983	2,015,699
Heineken Holding NV	27,700	1,659,332
Heineken NV	61,682	4,387,987
IMCD NV	11,913	1,770,203
ING Groep NV	696,374	10,910,172
JDE Peet's NV (a)	24,446	418,438
Koninklijke Ahold Delhaize NV	194,727	6,349,638
Koninklijke KPN NV	822,937	2,995,312
Koninklijke Philips NV (b)	166,943	4,218,015
NN Group NV	59,215	2,579,612
Randstad NV	21,293	897,611
Universal Music Group NV (a)	170,474	4,363,719
Wolters Kluwer NV	50,777	8,433,765
		141,566,273
NEW ZEALAND — 0.3%
Auckland International Airport Ltd.	369,214	1,799,614
Fisher & Paykel Healthcare Corp. Ltd.	122,535	2,636,170
Infratil Ltd.	193,963	1,369,214
Mercury NZ Ltd.	140,603	460,821
Meridian Energy Ltd.	261,191	864,824
Xero Ltd. (b)	30,995	3,234,761
		10,365,404
NORWAY — 0.5%
Aker BP ASA	62,807	1,237,523
DNB Bank ASA	186,142	3,724,742
Equinor ASA	174,149	4,140,122
Gjensidige Forsikring ASA	44,580	788,967
Security Description	Shares	Value
Kongsberg Gruppen ASA	19,003	$2,142,869
Mowi ASA	93,971	1,614,193
Norsk Hydro ASA	300,301	1,655,648
Orkla ASA	150,711	1,306,814
Salmar ASA	14,543	692,799
Telenor ASA	128,947	1,441,983
		18,745,660
POLAND — 0.0% (c)
InPost SA (b)	51,503	880,501
PORTUGAL — 0.1%
EDP SA	664,663	2,127,407
Galp Energia SGPS SA	101,465	1,675,819
Jeronimo Martins SGPS SA	58,707	1,121,596
		4,924,822
SINGAPORE — 1.7%
CapitaLand Ascendas REIT	785,815	1,480,387
CapitaLand Integrated Commercial Trust REIT	1,297,141	1,835,128
CapitaLand Investment Ltd.	514,482	988,083
DBS Group Holdings Ltd.	419,492	13,443,916
Genting Singapore Ltd.	1,255,700	704,157
Grab Holdings Ltd. Class A (b)	435,500	2,055,560
Keppel Ltd.	318,800	1,598,440
Oversea-Chinese Banking Corp. Ltd.	714,966	8,747,092
Sea Ltd. ADR (b)	78,100	8,286,410
Sembcorp Industries Ltd.	198,600	803,601
Singapore Airlines Ltd. (a)	298,649	1,409,837
Singapore Exchange Ltd.	184,300	1,721,142
Singapore Technologies Engineering Ltd.	359,300	1,227,341
Singapore Telecommunications Ltd.	1,545,800	3,490,004
STMicroelectronics NV	146,757	3,688,996
United Overseas Bank Ltd.	267,390	7,120,861
		58,600,955
SOUTH AFRICA — 0.2%
Anglo American PLC	268,437	7,947,543
SOUTH KOREA — 0.0% (c)
Delivery Hero SE (b) (d)	39,154	1,099,552
SPAIN — 2.6%
Acciona SA	5,649	635,845
ACS Actividades de Construccion y Servicios SA	38,991	1,955,774
Aena SME SA (d)	15,594	3,187,534
Amadeus IT Group SA	95,344	6,733,298
Banco Bilbao Vizcaya Argentaria SA	1,214,213	11,884,166
Banco de Sabadell SA	1,139,248	2,214,281
Banco Santander SA	3,260,092	15,071,373
CaixaBank SA	830,383	4,502,236
Cellnex Telecom SA (b) (d)	110,159	3,480,265
EDP Renovaveis SA	68,045	707,424
Endesa SA	65,821	1,415,634

See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Grifols SA (b)	59,839	$566,840
Iberdrola SA	1,278,736	17,610,945
Industria de Diseno Textil SA	229,712	11,807,707
Redeia Corp. SA (a)	82,554	1,410,497
Repsol SA	253,415	3,067,587
Telefonica SA (a)	825,332	3,364,684
		89,616,090
SWEDEN — 3.1%
AddTech AB Class B	51,895	1,415,896
Alfa Laval AB	63,248	2,650,748
Assa Abloy AB Class B	212,206	6,276,058
Atlas Copco AB Class A	566,952	8,664,052
Atlas Copco AB Class B	334,013	4,518,816
Beijer Ref AB	75,942	1,122,237
Boliden AB	57,895	1,631,022
Epiroc AB Class A	137,828	2,405,187
Epiroc AB Class B	82,024	1,281,361
EQT AB (a)	78,423	2,170,776
Essity AB Class B	130,223	3,485,028
Evolution AB (d)	37,501	2,895,743
Fastighets AB Balder Class B (b)	128,686	896,806
Getinge AB Class B	45,194	742,327
H & M Hennes & Mauritz AB Class B (a)	113,593	1,533,122
Hexagon AB Class B	431,340	4,123,631
Holmen AB Class B	16,166	593,761
Industrivarden AB Class A	26,641	843,212
Industrivarden AB Class C	33,341	1,054,483
Indutrade AB	58,779	1,474,766
Investment AB Latour Class B	32,040	800,251
Investor AB Class B	365,063	9,682,175
L E Lundbergforetagen AB Class B (a)	16,401	744,144
Lifco AB Class B	48,109	1,396,247
Nibe Industrier AB Class B (a)	309,051	1,209,355
Saab AB Class B	67,077	1,419,026
Sagax AB Class B	47,347	972,948
Sandvik AB	229,780	4,125,715
Securitas AB Class B	104,741	1,296,723
Skandinaviska Enskilda Banken AB Class A	339,542	4,659,260
Skanska AB Class B	68,771	1,447,984
SKF AB Class B	72,826	1,368,714
Svenska Cellulosa AB SCA Class B	132,207	1,679,074
Svenska Handelsbanken AB Class A	312,290	3,228,668
Swedbank AB Class A	176,275	3,485,315
Swedish Orphan Biovitrum AB (b)	40,740	1,170,294
Tele2 AB Class B	116,971	1,156,557
Telefonaktiebolaget LM Ericsson Class B	590,272	4,786,604
Telia Co. AB	532,262	1,481,370
Trelleborg AB Class B	43,518	1,491,179
Security Description	Shares	Value
Volvo AB Class A	41,104	$1,005,950
Volvo AB Class B	335,505	8,164,274
		106,550,859
SWITZERLAND — 6.3%
ABB Ltd.	332,477	17,979,001
Adecco Group AG	34,448	852,180
Alcon AG	105,462	8,954,688
Avolta AG	19,349	777,857
Bachem Holding AG	7,469	478,343
Baloise Holding AG	9,114	1,653,857
Banque Cantonale Vaudoise	6,849	631,529
Barry Callebaut AG (a)	773	1,030,696
BKW AG	4,237	702,994
Chocoladefabriken Lindt & Spruengli AG (e)	213	2,366,163
Chocoladefabriken Lindt & Spruengli AG (e)	22	2,421,136
Cie Financiere Richemont SA Class A	113,102	17,133,949
Clariant AG	48,382	540,777
DSM-Firmenich AG	38,603	3,906,201
EMS-Chemie Holding AG	1,465	989,958
Galderma Group AG (b)	17,522	1,945,836
Geberit AG	6,945	3,944,324
Givaudan SA	1,950	8,536,426
Helvetia Holding AG	8,411	1,389,254
Julius Baer Group Ltd.	43,062	2,797,497
Kuehne & Nagel International AG	10,591	2,433,521
Logitech International SA	32,563	2,691,806
Lonza Group AG	15,244	9,010,501
Novartis AG	415,444	40,504,496
Partners Group Holding AG	4,844	6,589,007
Sandoz Group AG	88,007	3,612,810
Schindler Holding AG (e)	8,422	2,330,199
Schindler Holding AG (e)	4,669	1,275,536
SGS SA	32,334	3,248,315
SIG Group AG	64,401	1,275,222
Sika AG	32,196	7,693,210
Sonova Holding AG	10,513	3,442,784
Straumann Holding AG	23,289	2,937,726
Swatch Group AG Bearer Shares	5,970	1,086,669
Swiss Life Holding AG	6,101	4,717,142
Swiss Prime Site AG	15,571	1,699,590
Swisscom AG	5,399	3,009,141
Temenos AG	13,528	957,264
UBS Group AG	691,043	21,187,823
VAT Group AG (d)	5,664	2,144,709
Zurich Insurance Group AG	30,765	18,324,212
		219,204,349
UNITED KINGDOM — 10.9%
3i Group PLC	205,373	9,166,933
Admiral Group PLC	54,976	1,820,445
Ashtead Group PLC	92,452	5,748,818

See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Associated British Foods PLC	67,556	$1,728,524
AstraZeneca PLC	326,779	42,841,126
Auto Trader Group PLC (d)	181,317	1,800,755
Aviva PLC	557,077	3,270,739
BAE Systems PLC	637,204	9,165,423
Barclays PLC	3,043,947	10,222,519
Barratt Redrow PLC	303,108	1,670,674
Berkeley Group Holdings PLC	20,461	999,389
British American Tobacco PLC	419,139	15,117,974
BT Group PLC (a)	1,390,556	2,508,677
Bunzl PLC	68,965	2,846,813
Centrica PLC	1,047,351	1,752,434
CK Hutchison Holdings Ltd.	550,000	2,938,356
Coca-Cola Europacific Partners PLC	43,000	3,302,830
Compass Group PLC	357,479	11,917,952
Croda International PLC	28,161	1,193,850
DCC PLC	19,766	1,272,404
Diageo PLC	468,330	14,883,362
Entain PLC	135,639	1,167,376
Halma PLC	78,436	2,641,492
Hargreaves Lansdown PLC	69,799	959,831
HSBC Holdings PLC	3,842,688	37,793,207
Imperial Brands PLC	169,261	5,411,912
Informa PLC	278,226	2,782,027
InterContinental Hotels Group PLC	33,528	4,179,731
Intertek Group PLC	33,033	1,955,998
J Sainsbury PLC	356,443	1,221,376
JD Sports Fashion PLC	501,204	601,972
Kingfisher PLC	387,068	1,205,608
Land Securities Group PLC REIT	143,450	1,049,196
Legal & General Group PLC	1,278,570	3,679,744
Lloyds Banking Group PLC	12,812,735	8,790,365
London Stock Exchange Group PLC	100,636	14,223,221
M&G PLC	451,336	1,118,353
Marks & Spencer Group PLC	430,186	2,023,062
Melrose Industries PLC	285,334	1,979,017
National Grid PLC	1,028,919	12,241,872
NatWest Group PLC	1,504,757	7,577,806
Next PLC	24,735	2,942,301
Pearson PLC	128,230	2,058,831
Persimmon PLC	66,397	996,204
Phoenix Group Holdings PLC	145,994	932,499
Reckitt Benckiser Group PLC	147,215	8,910,701
RELX PLC	391,734	17,804,151
Rentokil Initial PLC	527,672	2,648,712
Rolls-Royce Holdings PLC (b)	1,791,459	12,757,241
Sage Group PLC	207,216	3,303,655
Schroders PLC	159,095	644,775
Segro PLC REIT	280,914	2,466,938
Severn Trent PLC	58,569	1,839,663
Smith & Nephew PLC	183,626	2,279,954
Smiths Group PLC	69,123	1,488,132
Security Description	Shares	Value
Spirax Group PLC	15,720	$1,349,594
SSE PLC	234,408	4,708,904
Standard Chartered PLC	449,172	5,561,300
Taylor Wimpey PLC	714,533	1,092,650
Tesco PLC	1,439,708	6,640,781
Unilever PLC	524,684	29,885,554
United Utilities Group PLC	141,323	1,861,080
Vodafone Group PLC	4,609,951	3,943,302
Whitbread PLC	37,255	1,374,549
Wise PLC Class A (b)	145,205	1,938,571
WPP PLC	224,210	2,323,344
		380,526,549
UNITED STATES — 8.7%
BP PLC	3,401,770	16,743,279
CSL Ltd.	101,795	17,746,972
CyberArk Software Ltd. (b)	9,000	2,998,350
Experian PLC	194,040	8,371,890
Ferrovial SE	99,032	4,163,434
GSK PLC	872,267	14,709,531
Haleon PLC	1,636,969	7,737,228
Holcim AG	109,848	10,591,882
James Hardie Industries PLC CDI (b)	90,878	2,817,295
Monday.com Ltd. (b)	7,900	1,859,976
Nestle SA	552,144	45,364,623
Qiagen NV (b)	47,220	2,115,865
Roche Holding AG	148,097	41,468,300
Roche Holding AG Bearer Shares (a)	6,722	2,010,728
Sanofi SA	241,546	23,446,333
Schneider Electric SE	115,584	28,832,656
Shell PLC	1,307,875	40,556,448
Spotify Technology SA (b)	32,200	14,405,636
Stellantis NV	419,562	5,455,996
Swiss Re AG	63,647	9,231,505
Tenaris SA	92,921	1,753,611
		302,381,538
TOTAL COMMON STOCKS (Cost $2,463,698,909)		3,387,287,512

SHORT-TERM INVESTMENTS — 3.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (f) (g)	80,638,108	80,638,108

See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (h) (i)	43,267,190	$43,267,190
TOTAL SHORT-TERM INVESTMENTS (Cost $123,905,298)		123,905,298
TOTAL INVESTMENTS — 100.4% (Cost $2,587,604,207)		3,511,192,810
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(14,968,795)
NET ASSETS — 100.0%		$3,496,224,015
(a)	All or a portion of the shares of the security are on loan at December 31, 2024.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.2% of net assets as of December 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2024 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2024.
(h)	The Portfolio invested in an affiliated entity. Amounts related to these investments during the year ended December 31, 2024 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust

At December 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	890	03/21/2025	$104,263,116	$100,903,750	$(3,359,366)

During the year ended December 31, 2024, the average notional value related to futures contracts was $89,397,394.
The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,652,692,908	$1,734,594,604	$—	$3,387,287,512
Short-Term Investments	123,905,298	—	—	123,905,298
TOTAL INVESTMENTS	$1,776,598,206	$1,734,594,604	$—	$3,511,192,810
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(3,359,366)	$—	$—	$(3,359,366)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(3,359,366)	$—	$—	$(3,359,366)
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	49,876,087	$49,896,038	$301,920,019	$351,807,183	$(10,175)	$1,301	—	$—	$2,766,768
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	254,618,638	173,980,530	—	—	80,638,108	80,638,108	1,019,685
State Street Navigator Securities Lending Portfolio II	38,341,876	38,341,876	364,693,314	359,768,000	—	—	43,267,190	43,267,190	520,793
Total		$88,237,914	$921,231,971	$885,555,713	$(10,175)	$1,301		$123,905,298	$4,307,246
See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

ASSETS
Investments in unaffiliated issuers, at value*	$3,387,287,512
Investments in affiliated issuers, at value	123,905,298
Total Investments	3,511,192,810
Foreign currency, at value	7,239,996
Net cash at broker	6,489,642
Cash	6
Receivable for investments sold	406,949
Dividends receivable — unaffiliated issuers	2,149,444
Dividends receivable — affiliated issuers	395,550
Securities lending income receivable — unaffiliated issuers	8,044
Securities lending income receivable — affiliated issuers	11,092
Receivable for foreign taxes recoverable	15,608,006
Prepaid expenses and other assets	540
TOTAL ASSETS	3,543,502,079
LIABILITIES
Payable upon return of securities loaned	43,267,190
Payable to broker – accumulated variation margin on open futures contracts	3,356,803
Advisory fee payable	453,439
Custodian fees payable	100,618
Trustees’ fees and expenses payable	409
Professional fees payable	47,063
Printing and postage fees payable	2,852
Accrued expenses and other liabilities	49,690
TOTAL LIABILITIES	47,278,064
NET ASSETS	$3,496,224,015
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,463,698,909
Investments in affiliated issuers	123,905,298
Total cost of investments	$2,587,604,207
Foreign currency, at cost	$7,309,490
* Includes investments in securities on loan, at value	$63,677,518
See accompanying notes to financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2024

INVESTMENT INCOME
Interest income — unaffiliated issuers	$127,296
Dividend income — unaffiliated issuers	107,020,400
Dividend income — affiliated issuers	3,786,453
Unaffiliated securities lending income	130,846
Affiliated securities lending income	520,793
Foreign taxes withheld	(9,521,992)
TOTAL INVESTMENT INCOME (LOSS)	102,063,796
EXPENSES
Advisory fee	4,095,564
Custodian fees	397,415
Trustees’ fees and expenses	44,165
Professional fees and expenses	61,458
Printing and postage fees	781
Insurance expense	1,231
Miscellaneous expenses	104,948
TOTAL EXPENSES	4,705,562
NET INVESTMENT INCOME (LOSS)	$97,358,234
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(13,706,408)
Investments — affiliated issuers	(10,175)
Foreign currency transactions	(1,289,430)
Futures contracts	754,561
Net realized gain (loss)	(14,251,452)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	23,336,716
Investments — affiliated issuers	1,301
Foreign currency translations	(600,058)
Futures contracts	(3,920,248)
Net change in unrealized appreciation/depreciation	18,817,711
NET REALIZED AND UNREALIZED GAIN (LOSS)	4,566,259
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$101,924,493
See accompanying notes to financial statements.
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STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/24	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$97,358,234	$92,131,039
Net realized gain (loss)	(14,251,452)	8,420,539
Net change in unrealized appreciation/depreciation	18,817,711	436,496,605
Net increase (decrease) in net assets resulting from operations	101,924,493	537,048,183
FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	601,428,822	301,726,937
Withdrawals	(231,655,661)	(1,277,675,618)
Net increase (decrease) in net assets from capital transactions	369,773,161	(975,948,681)
Net increase (decrease) in net assets during the period	471,697,654	(438,900,498)
Net assets at beginning of period	3,024,526,361	3,463,426,859
NET ASSETS AT END OF PERIOD	$3,496,224,015	$3,024,526,361
See accompanying notes to financial statements.
13

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Total return (a)	3.56%	18.28%	(14.64)%	11.25%	7.96%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,496,224	$3,024,526	$3,463,427	$4,346,560	$3,655,822
Ratios to average net assets:
Total expenses	0.14%	0.14%	0.14%	0.14%	0.14%
Net investment income (loss)	2.91%	2.92%	2.98%	2.67%	2.35%
Portfolio turnover rate	3%	8%	18%	7%	8%
(a)	Total return for periods of less than one year are not annualized. Results represent past performance and is not indicative of future results.
See accompanying notes to financial statements.
14

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2024

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2024, the Trust consists of five (5) investment portfolios (together, the “Portfolios”). Financial statements herein relate only to the State Street International Developed Equity Index Portfolio (the “Portfolio”), which commenced operations on April 29, 2016.
The Portfolio is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
The Portfolio has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Fund’s investments in accordance with its investment objective. The Portfolio’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Portfolio’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Portfolio’s Total Return is utilized by the CODM to compare results, including the impact of the Portfolio’s costs, to the Portfolio’s competitors and to the Portfolio’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled
15

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Portfolio’s investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2024 is disclosed in the Portfolio’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
Distributions received by the Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
16

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STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
Foreign Currency Translation
The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2024, if any, are disclosed in the Portfolio's Statement of Assets and Liabilities.
4.    Derivative Financial Instruments
Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Portfolio’s Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Portfolio’s Statement of Assets and Liabilities. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the fiscal year ended December 31, 2024, the Portfolio entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following summarizes the value of the Portfolio's derivative instruments as of December 31, 2024, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$3,356,803	$—	$3,356,803

17

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$754,561	$—	$754,561
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$(3,920,248)	$—	$(3,920,248)
5.    Fees and Transactions with Affiliates
Advisory Fee
The Portfolio has entered into an Investment Advisory Agreement with the Adviser. For its advisory services to the Portfolio, the Portfolio pays the Adviser a management fee at an annual rate of 0.11% of its average daily net assets.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator, and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Portfolio, acts as the securities lending agent for the Portfolio, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds is below a specified threshold across participating affiliated funds, the Portfolio retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund/Portfolio retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended December 31, 2024, are disclosed in the Schedule of Investments.
6.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
18

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STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the year ended December 31, 2024, were as follows:
	Purchases	Sales
State Street International Developed Equity Index Portfolio	$533,377,311	$110,597,971
8.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2024, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street International Developed Equity Index Portfolio	$2,738,639,253	$1,043,350,212	$274,156,021	$769,194,191
9.    Securities Lending
The Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Portfolio will bear the risk of loss of any cash collateral that it may invest. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2024, and the value of the invested cash collateral are disclosed in the Portfolio’s Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolio’s Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolio’s Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
19

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STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

The following is a summary of the Portfolio’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2024:
Portfolio	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street International Developed Equity Index Portfolio	$ 63,677,518	$ 43,267,190	$ 23,774,890	$ 67,042,080
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2024:
		Remaining Contractual Maturity of the Agreements as of December 31, 2024
Portfolio	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street International Developed Equity Index Portfolio	Common Stocks	$43,267,190	$—	$—	$—	$43,267,190	$43,267,190
10.    Line of Credit
The Portfolio and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $194.29 million of a $1.36 billion ($180 million of $1.26 billion prior to November 1, 2024 and $180 million of $960 million prior to October 3, 2024) revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2025 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Portfolio had no outstanding loans as of December 31, 2024.
11.    Risks
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolio invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market Risks
The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
20

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Portfolio's. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Portfolio's. Sanctions, or the threat of new or modified sanctions, could impair the ability of the Portfolio's to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of  the Portfolio's, even if the Portfolio's does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Portfolio's have used, and may in the future use, fair valuation procedures approved by the Portfolio’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
21

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of a Beneficial Interest in State Street International Developed Equity Index Portfolio and Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street International Developed Equity Index Portfolio (the “Portfolio”) (one of the series constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting State Street Master Funds) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and in accordance with the relevant ethical requirements relating to our audit.
We conducted our audits in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 24, 2025
22

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Proxy Disclosure for Open-End Management Investment Companies
December 31, 2024

Shareholder Meeting Results
Rule 30e-1 under the Investment Company Act of 1940, as amended, requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Shareholders were asked to participate in a special meeting of shareholders on December 6, 2024 (the “Shareholder Meeting”). The final results of the Shareholder Meeting are reported in the tables below.
All Funds
Proposal 1: To elect the following as Trustees of the Trust:
Proposed Trustee	Shares For	Shares Withheld
Patrick J. Riley	263,190,618,098.278	2,289,327,786.304
Donna M. Rapaccioli	262,111,997,738.562	3,367,948,146.020
Margaret K. McLaughlin	262,686,036,285.117	2,793,909,599.465
George M. Pereira	261,577,166,126.512	3,902,779,758.070
Mark E. Swanson	263,997,464,067.113	1,482,481,817.469
Jeanne LaPorta	264,404,806,966.210	1,075,138,918.372
23

Annual Financial Statements and Other Information
December 31, 2024
State Street Institutional Investment Trust
State Street Balanced Index Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-647-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding Basis for Approval of Investment Advisory Contract (N-CSR Item 11) - Not Applicable

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

Security Description	Shares	Value
COMMON STOCKS — 59.5%
AEROSPACE & DEFENSE — 1.1%
AAR Corp. (a)	212	$12,991
AeroVironment, Inc. (a)	167	25,700
Archer Aviation, Inc. Class A (a)	1,692	16,497
Astronics Corp. (a)	184	2,937
Axon Enterprise, Inc. (a)	422	250,803
Boeing Co. (a)	4,361	771,897
BWX Technologies, Inc.	540	60,151
Byrna Technologies, Inc. (a) (b)	141	4,062
Cadre Holdings, Inc. (b)	158	5,103
Curtiss-Wright Corp.	219	77,717
Ducommun, Inc. (a)	94	5,984
General Dynamics Corp.	1,503	396,025
General Electric Co.	6,311	1,052,612
HEICO Corp.	241	57,295
HEICO Corp. Class A	426	79,270
Hexcel Corp.	478	29,971
Howmet Aerospace, Inc.	2,364	258,551
Huntington Ingalls Industries, Inc.	229	43,274
Intuitive Machines, Inc. (a) (b)	369	6,701
Kratos Defense & Security Solutions, Inc. (a)	905	23,874
L3Harris Technologies, Inc.	1,112	233,831
Leonardo DRS, Inc. (a)	451	14,572
Loar Holdings, Inc. (a)	73	5,395
Lockheed Martin Corp.	1,231	598,192
Mercury Systems, Inc. (a)	306	12,852
Moog, Inc. Class A	171	33,660
National Presto Industries, Inc.	40	3,937
Northrop Grumman Corp.	801	375,901
Park Aerospace Corp.	205	3,003
Redwire Corp. (a) (b)	141	2,321
Rocket Lab USA, Inc. (a)	2,064	52,570
RTX Corp.	7,780	900,302
Spirit AeroSystems Holdings, Inc. Class A (a)	709	24,163
Textron, Inc.	1,072	81,997
TransDigm Group, Inc.	328	415,668
Triumph Group, Inc. (a)	468	8,733
V2X, Inc. (a)	107	5,118
Woodward, Inc.	356	59,245
		6,012,875
AIR FREIGHT & LOGISTICS — 0.2%
Air Transport Services Group, Inc. (a)	305	6,704
CH Robinson Worldwide, Inc.	692	71,497
Expeditors International of Washington, Inc.	804	89,059
FedEx Corp.	1,310	368,542
Forward Air Corp. (a)	151	4,870
GXO Logistics, Inc. (a)	706	30,711
Hub Group, Inc. Class A	361	16,086
Radiant Logistics, Inc. (a)	421	2,821
Security Description	Shares	Value
United Parcel Service, Inc. Class B	4,258	$536,934
		1,127,224
AIRLINES — 0.1%
Alaska Air Group, Inc. (a)	753	48,757
Allegiant Travel Co.	101	9,506
American Airlines Group, Inc. (a)	3,859	67,262
Delta Air Lines, Inc.	3,730	225,665
Frontier Group Holdings, Inc. (a) (b)	557	3,960
JetBlue Airways Corp. (a)	1,837	14,439
Joby Aviation, Inc. (a)	2,887	23,471
SkyWest, Inc. (a)	241	24,131
Southwest Airlines Co. (b)	3,500	117,670
Sun Country Airlines Holdings, Inc. (a)	271	3,951
Surf Air Mobility, Inc. (a)	73	394
United Airlines Holdings, Inc. (a)	1,917	186,141
		725,347
AUTO COMPONENTS — 0.1%
Adient PLC (a)	518	8,925
American Axle & Manufacturing Holdings, Inc. (a)	680	3,964
Aptiv PLC (a)	1,354	81,890
Autoliv, Inc.	435	40,799
BorgWarner, Inc.	1,236	39,292
Cooper-Standard Holdings, Inc. (a)	213	2,888
Dana, Inc.	793	9,167
Dorman Products, Inc. (a)	164	21,246
Fox Factory Holding Corp. (a)	251	7,598
Garrett Motion, Inc. (a) (b)	735	6,637
Gentex Corp.	1,362	39,130
Gentherm, Inc. (a)	194	7,746
Goodyear Tire & Rubber Co. (a)	1,709	15,381
LCI Industries	154	15,922
Lear Corp.	304	28,789
Luminar Technologies, Inc. (a)	250	1,345
Mobileye Global, Inc. Class A (a)	610	12,151
Modine Manufacturing Co. (a)	310	35,938
Patrick Industries, Inc.	198	16,450
Phinia, Inc.	262	12,621
QuantumScape Corp. (a) (b)	2,298	11,927
Standard Motor Products, Inc.	145	4,492
Visteon Corp. (a)	161	14,284
XPEL, Inc. (a) (c)	141	5,632
		444,214
AUTOMOBILES — 1.3%
Ford Motor Co.	22,648	224,215
General Motors Co.	6,405	341,194
Harley-Davidson, Inc.	705	21,242
Lucid Group, Inc. (a)	6,967	21,040
Rivian Automotive, Inc. Class A (a) (b)	4,317	57,416
Tesla, Inc. (a)	16,284	6,576,131
Thor Industries, Inc. (b)	318	30,436

1

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

Security Description	Shares	Value
Winnebago Industries, Inc.	176	$8,409
		7,280,083
BANKS — 2.2%
1st Source Corp.	108	6,305
ACNB Corp.	64	2,549
Amalgamated Financial Corp.	123	4,117
Amerant Bancorp, Inc.	233	5,222
Ameris Bancorp	372	23,276
Arrow Financial Corp.	114	3,273
Associated Banc-Corp.	911	21,773
Atlantic Union Bankshares Corp.	509	19,281
Axos Financial, Inc. (a)	318	22,212
Banc of California, Inc.	819	12,662
BancFirst Corp.	120	14,062
Bancorp, Inc. (a)	292	15,368
Bank First Corp.	62	6,144
Bank of America Corp.	38,868	1,708,249
Bank of Hawaii Corp.	235	16,741
Bank of Marin Bancorp	125	2,971
Bank OZK	601	26,763
BankUnited, Inc.	432	16,489
Bankwell Financial Group, Inc.	93	2,897
Banner Corp.	201	13,421
Bar Harbor Bankshares	109	3,333
BayCom Corp.	110	2,952
Berkshire Hills Bancorp, Inc.	253	7,193
BOK Financial Corp.	137	14,584
Bridgewater Bancshares, Inc. (a)	203	2,743
Brookline Bancorp, Inc.	413	4,873
Burke & Herbert Financial Services Corp.	82	5,114
Business First Bancshares, Inc.	115	2,955
Byline Bancorp, Inc.	131	3,799
C&F Financial Corp.	41	2,921
Cadence Bank	1,054	36,310
California BanCorp (a)	174	2,878
Camden National Corp.	78	3,334
Capital City Bank Group, Inc.	104	3,812
Capitol Federal Financial, Inc.	860	5,083
Carter Bankshares, Inc. (a)	176	3,096
Cathay General Bancorp	419	19,949
Central Pacific Financial Corp.	165	4,793
ChoiceOne Financial Services, Inc.	84	2,994
Citigroup, Inc.	11,016	775,416
Citizens & Northern Corp.	150	2,790
Citizens Financial Group, Inc.	2,513	109,969
Citizens Financial Services, Inc.	43	2,722
City Holding Co.	89	10,545
Civista Bancshares, Inc.	135	2,840
CNB Financial Corp.	153	3,804
Coastal Financial Corp. (a)	64	5,434
Colony Bankcorp, Inc.	177	2,857
Columbia Banking System, Inc.	1,229	33,195
Columbia Financial, Inc. (a) (b)	282	4,458
Comerica, Inc.	742	45,893
Commerce Bancshares, Inc.	723	45,050
Security Description	Shares	Value
Community Financial System, Inc.	316	$19,491
Community Trust Bancorp, Inc.	73	3,871
Community West Bancshares	145	2,809
ConnectOne Bancorp, Inc.	241	5,521
CrossFirst Bankshares, Inc. (a)	243	3,681
Cullen/Frost Bankers, Inc.	379	50,881
Customers Bancorp, Inc. (a)	171	8,324
CVB Financial Corp.	765	16,379
Dime Community Bancshares, Inc.	217	6,669
Eagle Bancorp, Inc.	188	4,894
East West Bancorp, Inc.	819	78,427
Eastern Bankshares, Inc.	1,121	19,337
Enterprise Bancorp, Inc.	83	3,282
Enterprise Financial Services Corp.	232	13,085
Equity Bancshares, Inc. Class A	88	3,733
Esquire Financial Holdings, Inc. (b)	44	3,498
Farmers & Merchants Bancorp, Inc.	94	2,768
Farmers National Banc Corp.	213	3,029
FB Financial Corp.	224	11,538
Fidelity D&D Bancorp, Inc.	55	2,684
Fifth Third Bancorp	3,831	161,975
Financial Institutions, Inc.	114	3,111
First BanCorp	948	17,623
First Bancorp, Inc.	105	2,872
First Bancorp/Southern Pines NC	255	11,212
First Bancshares, Inc.	178	6,230
First Bank	206	2,898
First Busey Corp.	311	7,330
First Business Financial Services, Inc.	60	2,777
First Citizens BancShares, Inc. Class A	67	141,572
First Commonwealth Financial Corp.	616	10,423
First Community Bankshares, Inc.	82	3,414
First Financial Bancorp	562	15,107
First Financial Bankshares, Inc.	766	27,614
First Financial Corp.	97	4,480
First Foundation, Inc.	419	2,602
First Hawaiian, Inc.	756	19,618
First Horizon Corp.	3,028	60,984
First Internet Bancorp	74	2,663
First Interstate BancSystem, Inc. Class A	506	16,430
First Merchants Corp.	345	13,762
First Mid Bancshares, Inc.	153	5,633
First of Long Island Corp.	216	2,523
Firstsun Capital Bancorp (a)	44	1,762
Five Star Bancorp	128	3,852
Flagstar Financial, Inc. (b)	1,791	16,710
Flushing Financial Corp.	192	2,742
FNB Corp.	2,090	30,890
FS Bancorp, Inc.	66	2,710
Fulton Financial Corp.	1,044	20,128
FVCBankcorp, Inc. (a)	227	2,853
German American Bancorp, Inc.	194	7,803
Glacier Bancorp, Inc.	672	33,748

2

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

Security Description	Shares	Value
Great Southern Bancorp, Inc.	68	$4,060
Greene County Bancorp, Inc.	94	2,606
Guaranty Bancshares, Inc.	82	2,837
Hancock Whitney Corp.	500	27,360
Hanmi Financial Corp.	196	4,630
HarborOne Bancorp, Inc.	287	3,395
Hawthorn Bancshares, Inc.	89	2,523
HBT Financial, Inc.	133	2,913
Heartland Financial USA, Inc.	254	15,571
Heritage Commerce Corp.	341	3,199
Heritage Financial Corp.	172	4,214
Hingham Institution For Savings	13	3,304
Home Bancorp, Inc.	62	2,865
Home BancShares, Inc.	1,077	30,479
HomeTrust Bancshares, Inc.	94	3,166
Hope Bancorp, Inc.	703	8,640
Horizon Bancorp, Inc.	209	3,367
Huntington Bancshares, Inc.	8,325	135,448
Independent Bank Corp. (d)	255	16,368
Independent Bank Corp. (d)	100	3,483
Independent Bank Group, Inc.	227	13,772
International Bancshares Corp.	311	19,643
John Marshall Bancorp, Inc.	127	2,550
JPMorgan Chase & Co.	16,410	3,933,641
Kearny Financial Corp.	439	3,108
KeyCorp	5,426	93,002
Lakeland Financial Corp.	163	11,208
LCNB Corp.	176	2,663
LINKBANCORP, Inc.	417	3,119
Live Oak Bancshares, Inc.	202	7,989
M&T Bank Corp.	964	181,242
Mercantile Bank Corp.	69	3,070
Metrocity Bankshares, Inc.	86	2,748
Metropolitan Bank Holding Corp. (a)	58	3,387
Mid Penn Bancorp, Inc.	110	3,172
Middlefield Banc Corp.	98	2,749
Midland States Bancorp, Inc.	78	1,903
MidWestOne Financial Group, Inc.	129	3,756
MVB Financial Corp.	142	2,939
National Bank Holdings Corp. Class A	222	9,559
NB Bancorp, Inc. (a)	248	4,479
NBT Bancorp, Inc.	289	13,803
Nicolet Bankshares, Inc.	84	8,812
Northeast Bank	40	3,669
Northeast Community Bancorp, Inc.	101	2,470
Northfield Bancorp, Inc.	262	3,044
Northrim BanCorp, Inc.	37	2,884
Northwest Bancshares, Inc.	769	10,143
Norwood Financial Corp.	100	2,720
OceanFirst Financial Corp.	345	6,244
OFG Bancorp	268	11,342
Old National Bancorp	1,744	37,854
Old Second Bancorp, Inc.	342	6,081
Orange County Bancorp, Inc.	50	2,778
Origin Bancorp, Inc.	192	6,392
Security Description	Shares	Value
Orrstown Financial Services, Inc.	124	$4,540
Pacific Premier Bancorp, Inc.	575	14,329
Park National Corp.	89	15,257
Parke Bancorp, Inc.	131	2,687
Pathward Financial, Inc.	146	10,743
PCB Bancorp	144	2,915
Peapack-Gladstone Financial Corp.	112	3,590
Penns Woods Bancorp, Inc.	98	2,978
Peoples Bancorp, Inc.	217	6,877
Peoples Financial Services Corp.	76	3,890
Pinnacle Financial Partners, Inc.	452	51,704
Plumas Bancorp	64	3,025
PNC Financial Services Group, Inc.	2,300	443,555
Ponce Financial Group, Inc. (a)	235	3,055
Popular, Inc.	420	39,505
Preferred Bank	73	6,306
Premier Financial Corp.	252	6,444
Prosperity Bancshares, Inc.	565	42,573
Provident Financial Services, Inc.	781	14,737
QCR Holdings, Inc.	100	8,064
RBB Bancorp	128	2,623
Red River Bancshares, Inc.	52	2,807
Regions Financial Corp.	5,135	120,775
Renasant Corp.	375	13,406
Republic Bancorp, Inc. Class A	47	3,284
S&T Bancorp, Inc.	235	8,982
Sandy Spring Bancorp, Inc.	257	8,663
Seacoast Banking Corp. of Florida	501	13,793
ServisFirst Bancshares, Inc.	301	25,507
Shore Bancshares, Inc.	198	3,138
Sierra Bancorp	97	2,805
Simmons First National Corp. Class A	745	16,524
SmartFinancial, Inc.	102	3,160
South Plains Financial, Inc.	92	3,197
Southern First Bancshares, Inc. (a)	69	2,743
Southern Missouri Bancorp, Inc.	62	3,557
Southern States Bancshares, Inc.	83	2,765
Southside Bancshares, Inc.	189	6,003
SouthState Corp.	444	44,169
Stellar Bancorp, Inc.	301	8,533
Stock Yards Bancorp, Inc.	165	11,816
Synovus Financial Corp.	792	40,574
Texas Capital Bancshares, Inc. (a)	272	21,270
Third Coast Bancshares, Inc. (a)	85	2,886
Timberland Bancorp, Inc.	94	2,868
Tompkins Financial Corp.	65	4,409
Towne Bank	415	14,135
TriCo Bancshares	184	8,041
Triumph Financial, Inc. (a)	132	11,996
Truist Financial Corp.	7,724	335,067
TrustCo Bank Corp.	111	3,697
Trustmark Corp.	365	12,910
U.S. Bancorp	9,061	433,388
UMB Financial Corp.	256	28,892
United Bankshares, Inc.	802	30,115

3

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

Security Description	Shares	Value
United Community Banks, Inc.	705	$22,779
Unity Bancorp, Inc.	67	2,922
Univest Financial Corp.	218	6,433
USCB Financial Holdings, Inc.	153	2,716
Valley National Bancorp	2,767	25,069
Veritex Holdings, Inc.	314	8,528
WaFd, Inc.	471	15,185
Washington Trust Bancorp, Inc.	110	3,448
Webster Financial Corp.	974	53,784
Wells Fargo & Co.	19,408	1,363,218
WesBanco, Inc.	361	11,747
West BanCorp, Inc.	134	2,901
Westamerica BanCorp	160	8,394
Western Alliance Bancorp	641	53,549
Wintrust Financial Corp.	390	48,637
WSFS Financial Corp.	343	18,224
Zions Bancorp NA	858	46,546
		12,399,131
BEVERAGES — 0.6%
Boston Beer Co., Inc. Class A (a)	53	15,899
Brown-Forman Corp. Class A	94	3,543
Brown-Forman Corp. Class B	1,318	50,058
Celsius Holdings, Inc. (a) (b)	925	24,364
Coca-Cola Co.	22,578	1,405,706
Coca-Cola Consolidated, Inc.	35	44,100
Constellation Brands, Inc. Class A	909	200,889
Keurig Dr. Pepper, Inc.	6,527	209,647
MGP Ingredients, Inc. (b)	114	4,488
Molson Coors Beverage Co. Class B	1,004	57,549
Monster Beverage Corp. (a)	4,078	214,340
National Beverage Corp.	155	6,614
PepsiCo, Inc.	7,986	1,214,351
Primo Brands Corp. Class A	932	28,678
Vita Coco Co., Inc. (a)	239	8,821
		3,489,047
BIOTECHNOLOGY — 1.2%
4D Molecular Therapeutics, Inc. (a)	346	1,927
89bio, Inc. (a)	428	3,347
AbbVie, Inc.	10,304	1,831,021
Abeona Therapeutics, Inc. (a)	509	2,835
Absci Corp. (a) (b)	498	1,305
ACADIA Pharmaceuticals, Inc. (a)	740	13,579
ACELYRIN, Inc. (a)	636	1,997
ADMA Biologics, Inc. (a)	1,383	23,718
Agenus, Inc. (a) (b)	551	1,510
Agios Pharmaceuticals, Inc. (a)	340	11,172
Akebia Therapeutics, Inc. (a)	1,648	3,131
Akero Therapeutics, Inc. (a)	390	10,850
Alector, Inc. (a)	779	1,472
Alkermes PLC (a)	984	28,300
Allogene Therapeutics, Inc. (a) (b)	1,415	3,014
Alnylam Pharmaceuticals, Inc. (a)	753	177,188
Altimmune, Inc. (a) (b)	439	3,165
Amgen, Inc.	3,131	816,064
Security Description	Shares	Value
Amicus Therapeutics, Inc. (a)	1,612	$15,185
AnaptysBio, Inc. (a)	65	861
Anavex Life Sciences Corp. (a) (b)	545	5,853
Anika Therapeutics, Inc. (a)	176	2,897
Annexon, Inc. (a)	554	2,842
Apellis Pharmaceuticals, Inc. (a)	634	20,231
Apogee Therapeutics, Inc. (a)	197	8,924
Applied Therapeutics, Inc. (a)	559	479
Arbutus Biopharma Corp. (a)	633	2,070
Arcellx, Inc. (a)	230	17,639
Arcturus Therapeutics Holdings, Inc. (a) (b)	166	2,817
Arcus Biosciences, Inc. (a)	361	5,375
Arcutis Biotherapeutics, Inc. (a)	647	9,013
Ardelyx, Inc. (a)	1,430	7,250
ArriVent Biopharma, Inc. (a)	106	2,824
Arrowhead Pharmaceuticals, Inc. (a)	773	14,532
ARS Pharmaceuticals, Inc. (a)	407	4,294
Astria Therapeutics, Inc. (a)	308	2,754
aTyr Pharma, Inc. (a) (b)	452	1,636
Aura Biosciences, Inc. (a) (b)	336	2,762
Avid Bioservices, Inc. (a)	397	4,903
Avidity Biosciences, Inc. (a)	700	20,356
Avita Medical, Inc. (a)	232	2,970
Beam Therapeutics, Inc. (a)	449	11,135
Benitec Biopharma, Inc. (a)	127	1,604
BioAtla, Inc. (a) (b)	1,271	751
BioCryst Pharmaceuticals, Inc. (a)	1,279	9,618
Biogen, Inc. (a)	845	129,217
Biohaven Ltd. (a)	499	18,638
BioMarin Pharmaceutical, Inc. (a)	1,133	74,472
Blueprint Medicines Corp. (a)	379	33,056
Bridgebio Pharma, Inc. (a)	894	24,531
Candel Therapeutics, Inc. (a)	33	286
Capricor Therapeutics, Inc. (a)	324	4,471
Cardiff Oncology, Inc. (a)	334	1,450
CareDx, Inc. (a)	319	6,830
Cargo Therapeutics, Inc. (a)	255	3,677
Cartesian Therapeutics, Inc. (a)	89	1,594
Catalyst Pharmaceuticals, Inc. (a)	659	13,753
Celcuity, Inc. (a)	241	3,155
Celldex Therapeutics, Inc. (a)	413	10,437
CG oncology, Inc. (a)	279	8,002
Checkpoint Therapeutics, Inc. (a)	678	2,170
Cogent Biosciences, Inc. (a)	657	5,125
Corbus Pharmaceuticals Holdings, Inc. (a)	113	1,333
Corvus Pharmaceuticals, Inc. (a) (b)	292	1,562
Crinetics Pharmaceuticals, Inc. (a)	547	27,968
CRISPR Therapeutics AG (a) (b)	515	20,270
Cullinan Therapeutics, Inc. (a)	413	5,030
Cytokinetics, Inc. (a)	708	33,304
Day One Biopharmaceuticals, Inc. (a) (b)	436	5,524
Denali Therapeutics, Inc. (a)	750	15,285
Dianthus Therapeutics, Inc. (a)	135	2,943

4

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

Security Description	Shares	Value
Disc Medicine, Inc. (a)	123	$7,798
Dynavax Technologies Corp. (a)	747	9,539
Dyne Therapeutics, Inc. (a)	473	11,144
Eledon Pharmaceuticals, Inc. (a)	359	1,479
Emergent BioSolutions, Inc. (a)	363	3,470
Entrada Therapeutics, Inc. (a)	169	2,922
Erasca, Inc. (a)	1,427	3,582
Exact Sciences Corp. (a)	1,100	61,809
Exelixis, Inc. (a)	1,697	56,510
FibroGen, Inc. (a)	890	471
Foghorn Therapeutics, Inc. (a)	385	1,817
Generation Bio Co. (a)	63	67
Geron Corp. (a)	3,193	11,303
Gilead Sciences, Inc.	7,267	671,253
GRAIL, Inc. (a) (b)	203	3,624
Halozyme Therapeutics, Inc. (a)	753	36,001
Humacyte, Inc. (a) (b)	679	3,429
Ideaya Biosciences, Inc. (a)	530	13,621
IGM Biosciences, Inc. (a) (b)	242	1,479
ImmunityBio, Inc. (a)	976	2,499
Immunome, Inc. (a)	366	3,887
Immunovant, Inc. (a)	417	10,329
Incyte Corp. (a)	952	65,755
Insmed, Inc. (a)	1,025	70,766
Instil Bio, Inc. (a)	76	1,451
Intellia Therapeutics, Inc. (a)	639	7,451
Ionis Pharmaceuticals, Inc. (a)	967	33,806
Iovance Biotherapeutics, Inc. (a) (b)	1,355	10,027
Ironwood Pharmaceuticals, Inc. (a)	922	4,084
iTeos Therapeutics, Inc. (a)	380	2,918
Janux Therapeutics, Inc. (a)	191	10,226
Jasper Therapeutics, Inc. (a)	55	1,176
KalVista Pharmaceuticals, Inc. (a)	332	2,812
Keros Therapeutics, Inc. (a)	204	3,229
Kodiak Sciences, Inc. (a)	264	2,627
Korro Bio, Inc. (a)	64	2,436
Krystal Biotech, Inc. (a)	151	23,656
Kura Oncology, Inc. (a)	501	4,364
Kymera Therapeutics, Inc. (a)	274	11,023
LENZ Therapeutics, Inc. (b)	107	3,089
Madrigal Pharmaceuticals, Inc. (a) (b)	101	31,166
MannKind Corp. (a)	1,675	10,770
Mersana Therapeutics, Inc. (a)	261	373
MiMedx Group, Inc. (a)	710	6,830
Mineralys Therapeutics, Inc. (a)	233	2,868
Mirum Pharmaceuticals, Inc. (a)	254	10,503
Moderna, Inc. (a)	2,009	83,534
Monopar Therapeutics, Inc. (a)	50	1,100
Monte Rosa Therapeutics, Inc. (a) (b)	361	2,505
Myriad Genetics, Inc. (a)	554	7,595
Natera, Inc. (a)	771	122,049
Neurocrine Biosciences, Inc. (a)	601	82,036
Neurogene, Inc. (a)	69	1,577
Novavax, Inc. (a) (b)	968	7,783
Security Description	Shares	Value
Nurix Therapeutics, Inc. (a)	367	$6,914
Nuvalent, Inc. Class A (a)	227	17,770
Ocugen, Inc. (a)	3,448	2,776
Olema Pharmaceuticals, Inc. (a) (b)	344	2,006
Organogenesis Holdings, Inc. (a)	735	2,352
ORIC Pharmaceuticals, Inc. (a)	337	2,720
Perspective Therapeutics, Inc. (a) (b)	443	1,413
Poseida Therapeutics, Inc. (a)	367	3,523
Praxis Precision Medicines, Inc. (a)	103	7,927
ProKidney Corp. (a)	1,229	2,077
Protagonist Therapeutics, Inc. (a)	352	13,587
Prothena Corp. PLC (a)	333	4,612
PTC Therapeutics, Inc. (a)	465	20,990
Recursion Pharmaceuticals, Inc. Class A (a) (b)	1,720	11,627
Regeneron Pharmaceuticals, Inc. (a)	612	435,946
REGENXBIO, Inc. (a)	326	2,520
Relay Therapeutics, Inc. (a)	869	3,580
Replimune Group, Inc. (a)	498	6,031
REVOLUTION Medicines, Inc. (a)	944	41,291
Rhythm Pharmaceuticals, Inc. (a)	317	17,746
Rigel Pharmaceuticals, Inc. (a) (b)	125	2,103
Rocket Pharmaceuticals, Inc. (a)	350	4,400
Roivant Sciences Ltd. (a)	2,350	27,800
Sage Therapeutics, Inc. (a)	611	3,318
Sana Biotechnology, Inc. (a) (b)	1,271	2,072
Sangamo Therapeutics, Inc. (a) (b)	1,531	1,562
Sarepta Therapeutics, Inc. (a)	569	69,185
Savara, Inc. (a)	1,020	3,131
Scholar Rock Holding Corp. (a)	430	18,585
Soleno Therapeutics, Inc. (a)	150	6,743
SpringWorks Therapeutics, Inc. (a)	449	16,222
Spyre Therapeutics, Inc. (a)	305	7,100
Stoke Therapeutics, Inc. (a)	258	2,846
Summit Therapeutics, Inc. (a) (b)	822	14,669
Syndax Pharmaceuticals, Inc. (a)	547	7,231
Tango Therapeutics, Inc. (a)	779	2,407
Taysha Gene Therapies, Inc. (a)	1,415	2,448
Tectonic Therapeutic, Inc. (a) (b)	73	3,370
TG Therapeutics, Inc. (a)	794	23,899
Tourmaline Bio, Inc. (a)	128	2,596
Travere Therapeutics, Inc. (a)	426	7,421
TScan Therapeutics, Inc. (a)	713	2,168
Twist Bioscience Corp. (a)	348	16,172
Tyra Biosciences, Inc. (a)	185	2,572
Ultragenyx Pharmaceutical, Inc. (a)	570	23,980
uniQure NV (a)	281	4,962
United Therapeutics Corp. (a)	264	93,150
Vanda Pharmaceuticals, Inc. (a)	610	2,922
Vaxcyte, Inc. (a)	673	55,092
Vera Therapeutics, Inc. (a)	324	13,702
Veracyte, Inc. (a)	457	18,097
Vericel Corp. (a)	295	16,198
Vertex Pharmaceuticals, Inc. (a)	1,501	604,453

5

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

Security Description	Shares	Value
Verve Therapeutics, Inc. (a)	620	$3,497
Viking Therapeutics, Inc. (a) (b)	658	26,478
Vir Biotechnology, Inc. (a)	774	5,681
Viridian Therapeutics, Inc. (a)	394	7,553
Voyager Therapeutics, Inc. (a)	221	1,253
Xencor, Inc. (a)	394	9,054
XOMA Royalty Corp. (a)	100	2,628
Y-mAbs Therapeutics, Inc. (a)	276	2,161
		6,869,160
BROADLINE RETAIL — 2.2%
Amazon.com, Inc. (a)	54,562	11,970,357
Dillard's, Inc. Class A (b)	18	7,771
eBay, Inc.	2,794	173,088
Etsy, Inc. (a)	683	36,124
Kohl's Corp. (b)	653	9,168
Macy's, Inc.	1,645	27,850
Nordstrom, Inc.	570	13,766
Ollie's Bargain Outlet Holdings, Inc. (a)	367	40,271
Savers Value Village, Inc. (a) (b)	344	3,526
		12,281,921
BUILDING PRODUCTS — 0.4%
A.O. Smith Corp.	680	46,383
AAON, Inc.	400	47,072
Advanced Drainage Systems, Inc.	417	48,205
Allegion PLC	497	64,948
American Woodmark Corp. (a)	93	7,396
Apogee Enterprises, Inc.	135	9,640
Armstrong World Industries, Inc.	261	36,887
AZEK Co., Inc. (a)	855	40,587
AZZ, Inc.	178	14,582
Builders FirstSource, Inc. (a)	665	95,049
Carlisle Cos., Inc.	262	96,636
Carrier Global Corp.	4,851	331,129
CSW Industrials, Inc.	99	34,927
Fortune Brands Innovations, Inc.	735	50,223
Gibraltar Industries, Inc. (a)	188	11,073
Griffon Corp.	243	17,319
Hayward Holdings, Inc. (a)	851	13,012
Insteel Industries, Inc.	128	3,457
Janus International Group, Inc. (a)	887	6,520
JELD-WEN Holding, Inc. (a)	549	4,496
Johnson Controls International PLC	3,883	306,485
Lennox International, Inc.	185	112,721
Masco Corp.	1,239	89,914
Masterbrand, Inc. (a)	776	11,337
Owens Corning	496	84,479
Quanex Building Products Corp.	296	7,175
Resideo Technologies, Inc. (a)	866	19,961
Simpson Manufacturing Co., Inc.	252	41,789
Tecnoglass, Inc. (b)	131	10,391
Trane Technologies PLC	1,309	483,479
Trex Co., Inc. (a)	616	42,523
UFP Industries, Inc.	362	40,779
Security Description	Shares	Value
Zurn Elkay Water Solutions Corp.	857	$31,966
		2,262,540
CAPITAL MARKETS — 2.0%
Affiliated Managers Group, Inc.	177	32,731
AlTi Global, Inc. (a)	754	3,325
Ameriprise Financial, Inc.	564	300,291
ARES Management Corp. Class A	1,096	194,025
Artisan Partners Asset Management, Inc. Class A	407	17,521
Bakkt Holdings, Inc. (a)	56	1,387
Bank of New York Mellon Corp.	4,236	325,452
BGC Group, Inc. Class A	2,257	20,448
Blackrock, Inc.	848	869,293
Blackstone, Inc.	4,210	725,888
Blue Owl Capital, Inc.	3,056	71,083
Bridge Investment Group Holdings, Inc. Class A	301	2,528
Brightsphere Investment Group, Inc.	178	4,689
Carlyle Group, Inc.	1,245	62,860
Cboe Global Markets, Inc.	624	121,930
Charles Schwab Corp.	8,723	645,589
CME Group, Inc.	2,108	489,541
Cohen & Steers, Inc.	161	14,867
Coinbase Global, Inc. Class A (a)	1,194	296,470
Diamond Hill Investment Group, Inc.	19	2,947
DigitalBridge Group, Inc.	916	10,332
Donnelley Financial Solutions, Inc. (a)	161	10,100
Evercore, Inc. Class A	204	56,547
FactSet Research Systems, Inc.	222	106,622
Federated Hermes, Inc.	467	19,198
Franklin Resources, Inc.	1,831	37,151
GCM Grosvenor, Inc. Class A	210	2,577
Goldman Sachs Group, Inc.	1,828	1,046,749
Hamilton Lane, Inc. Class A	240	35,532
Houlihan Lokey, Inc.	318	55,224
Interactive Brokers Group, Inc. Class A	631	111,479
Intercontinental Exchange, Inc.	3,342	497,991
Invesco Ltd.	2,680	46,846
Janus Henderson Group PLC	744	31,642
Jefferies Financial Group, Inc.	938	73,539
KKR & Co., Inc.	3,934	581,878
Lazard, Inc.	673	34,646
LPL Financial Holdings, Inc.	438	143,011
MarketAxess Holdings, Inc.	225	50,859
Moelis & Co. Class A	417	30,808
Moody's Corp.	907	429,347
Morgan Stanley	7,231	909,081
Morningstar, Inc.	155	52,198
MSCI, Inc.	457	274,205
Nasdaq, Inc.	2,420	187,090
Northern Trust Corp.	1,153	118,182
Open Lending Corp. (a)	682	4,072
Oppenheimer Holdings, Inc. Class A	50	3,205
P10, Inc. Class A	283	3,569

6

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

Security Description	Shares	Value
Perella Weinberg Partners	325	$7,748
Piper Sandler Cos.	93	27,895
PJT Partners, Inc. Class A	141	22,251
Raymond James Financial, Inc.	1,070	166,203
Robinhood Markets, Inc. Class A (a)	4,133	153,996
S&P Global, Inc.	1,850	921,355
SEI Investments Co.	556	45,859
State Street Corp. (e)	1,705	167,346
StepStone Group, Inc. Class A	372	21,531
Stifel Financial Corp.	590	62,587
StoneX Group, Inc. (a)	171	16,753
T. Rowe Price Group, Inc.	1,281	144,868
TPG, Inc.	519	32,614
Tradeweb Markets, Inc. Class A	679	88,895
Victory Capital Holdings, Inc. Class A	271	17,740
Virtu Financial, Inc. Class A	504	17,983
Virtus Investment Partners, Inc.	43	9,485
WisdomTree, Inc.	729	7,655
		11,099,309
CHEMICALS — 0.8%
AdvanSix, Inc.	191	5,442
Air Products & Chemicals, Inc.	1,296	375,892
Albemarle Corp. (b)	698	60,084
Arcadium Lithium PLC (a)	6,371	32,683
Ashland, Inc.	290	20,723
ASP Isotopes, Inc. (a)	414	1,875
Aspen Aerogels, Inc. (a)	374	4,443
Avient Corp.	543	22,187
Axalta Coating Systems Ltd. (a)	1,300	44,486
Balchem Corp.	195	31,784
Cabot Corp.	324	29,584
Celanese Corp.	646	44,710
CF Industries Holdings, Inc.	1,016	86,685
Chemours Co.	882	14,906
Corteva, Inc.	4,010	228,410
Dow, Inc.	4,056	162,767
DuPont de Nemours, Inc.	2,431	185,364
Eastman Chemical Co.	658	60,089
Ecolab, Inc.	1,468	343,982
Ecovyst, Inc. (a)	616	4,706
Element Solutions, Inc.	1,327	33,746
Flotek Industries, Inc. (a)	156	1,487
FMC Corp.	740	35,971
Ginkgo Bioworks Holdings, Inc. (a) (b)	257	2,524
Hawkins, Inc.	115	14,107
HB Fuller Co.	320	21,594
Huntsman Corp.	973	17,543
Ingevity Corp. (a)	226	9,209
Innospec, Inc.	149	16,399
International Flavors & Fragrances, Inc.	1,495	126,402
Intrepid Potash, Inc. (a)	111	2,433
Koppers Holdings, Inc.	124	4,018
Kronos Worldwide, Inc.	266	2,593
Security Description	Shares	Value
Linde PLC	2,771	$1,160,135
LSB Industries, Inc. (a)	392	2,975
LyondellBasell Industries NV Class A	1,489	110,588
Mativ Holdings, Inc.	336	3,662
Minerals Technologies, Inc.	192	14,632
Mosaic Co.	1,903	46,776
NewMarket Corp.	46	24,304
Olin Corp.	691	23,356
Orion SA	346	5,463
Perimeter Solutions, Inc. (a)	833	10,646
PPG Industries, Inc.	1,329	158,749
PureCycle Technologies, Inc. (a)	819	8,395
Quaker Chemical Corp.	82	11,542
Rayonier Advanced Materials, Inc. (a)	413	3,407
RPM International, Inc.	748	92,049
Scotts Miracle-Gro Co.	255	16,917
Sensient Technologies Corp.	257	18,314
Sherwin-Williams Co.	1,346	457,546
Stepan Co.	127	8,217
Tronox Holdings PLC	704	7,089
Westlake Corp.	201	23,045
		4,256,635
COMMERCIAL SERVICES & SUPPLIES — 0.4%
ABM Industries, Inc.	374	19,141
ACCO Brands Corp.	725	3,806
ACV Auctions, Inc. Class A (a)	902	19,483
Aris Water Solutions, Inc. Class A	159	3,808
Brady Corp. Class A	262	19,349
BrightView Holdings, Inc. (a)	340	5,437
Brink's Co.	261	24,213
Casella Waste Systems, Inc. Class A (a)	368	38,938
CECO Environmental Corp. (a)	177	5,351
Cimpress PLC (a)	91	6,527
Cintas Corp.	1,992	363,938
Clean Harbors, Inc. (a)	291	66,971
Copart, Inc. (a)	5,097	292,517
CoreCivic, Inc. (a)	658	14,305
Deluxe Corp.	255	5,760
Driven Brands Holdings, Inc. (a)	309	4,987
Ennis, Inc.	217	4,577
Enviri Corp. (a)	625	4,813
GEO Group, Inc. (a)	807	22,580
Healthcare Services Group, Inc. (a)	466	5,413
HNI Corp.	284	14,305
Interface, Inc.	350	8,522
Liquidity Services, Inc. (a)	153	4,940
Matthews International Corp. Class A	199	5,508
MillerKnoll, Inc.	427	9,646
Montrose Environmental Group, Inc. (a)	235	4,359
MSA Safety, Inc.	233	38,624
OPENLANE, Inc. (a)	656	13,015

7

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

Security Description	Shares	Value
Pitney Bowes, Inc.	978	$7,081
Quad/Graphics, Inc.	427	2,976
RB Global, Inc.	1,073	96,795
Republic Services, Inc.	1,187	238,801
Rollins, Inc.	1,670	77,404
Steelcase, Inc. Class A	575	6,797
Tetra Tech, Inc.	1,539	61,314
UniFirst Corp.	91	15,569
Veralto Corp.	1,433	145,951
Vestis Corp.	691	10,531
Viad Corp. (a)	137	5,824
VSE Corp.	97	9,225
Waste Management, Inc.	2,128	429,409
		2,138,510
COMMUNICATIONS EQUIPMENT — 0.5%
ADTRAN Holdings, Inc. (a)	508	4,232
Applied Optoelectronics, Inc. (a)	242	8,920
Arista Networks, Inc. (a)	6,016	664,948
Calix, Inc. (a)	355	12,379
Ciena Corp. (a)	854	72,428
Cisco Systems, Inc.	23,224	1,374,861
Clearfield, Inc. (a)	107	3,317
CommScope Holding Co., Inc. (a)	1,303	6,789
Digi International, Inc. (a)	223	6,741
Extreme Networks, Inc. (a)	802	13,425
F5, Inc. (a)	334	83,991
Harmonic, Inc. (a)	696	9,208
Infinera Corp. (a) (b)	1,223	8,035
Juniper Networks, Inc.	1,910	71,529
Lumentum Holdings, Inc. (a)	404	33,916
Motorola Solutions, Inc.	972	449,288
NETGEAR, Inc. (a)	208	5,797
NetScout Systems, Inc. (a)	473	10,245
Ribbon Communications, Inc. (a)	775	3,224
Ubiquiti, Inc.	26	8,630
Viasat, Inc. (a) (b)	643	5,472
Viavi Solutions, Inc. (a)	1,381	13,948
		2,871,323
CONSTRUCTION & ENGINEERING — 0.2%
AECOM	773	82,572
Ameresco, Inc. Class A (a)	202	4,743
API Group Corp. (a)	1,422	51,149
Arcosa, Inc.	284	27,474
Argan, Inc.	76	10,415
Bowman Consulting Group Ltd. (a)	114	2,844
Centuri Holdings, Inc. (a)	144	2,781
Comfort Systems USA, Inc.	205	86,932
Construction Partners, Inc. Class A (a)	260	23,000
Dycom Industries, Inc. (a)	173	30,112
EMCOR Group, Inc.	265	120,284
Everus Construction Group, Inc. (a)	302	19,857
Fluor Corp. (a)	1,012	49,912
Granite Construction, Inc.	254	22,278
Security Description	Shares	Value
Great Lakes Dredge & Dock Corp. (a)	453	$5,114
IES Holdings, Inc. (a)	50	10,048
Limbach Holdings, Inc. (a)	61	5,218
MasTec, Inc. (a)	363	49,419
Matrix Service Co. (a)	231	2,765
MYR Group, Inc. (a)	98	14,580
Northwest Pipe Co. (a)	67	3,233
Orion Group Holdings, Inc. (a)	350	2,566
Primoris Services Corp.	316	24,142
Quanta Services, Inc.	858	271,171
Sterling Infrastructure, Inc. (a)	181	30,489
Tutor Perini Corp. (a)	265	6,413
Valmont Industries, Inc.	113	34,654
WillScot Holdings Corp. (a)	1,055	35,290
		1,029,455
CONSTRUCTION MATERIALS — 0.2%
CRH PLC	3,950	365,454
Eagle Materials, Inc.	190	46,884
Knife River Corp. (a)	337	34,253
Martin Marietta Materials, Inc.	355	183,357
Summit Materials, Inc. Class A (a)	716	36,230
U.S. Lime & Minerals, Inc.	65	8,628
Vulcan Materials Co.	770	198,067
		872,873
CONSUMER FINANCE — 0.4%
Ally Financial, Inc.	1,605	57,796
American Express Co.	3,242	962,193
Bread Financial Holdings, Inc.	292	17,830
Capital One Financial Corp.	2,221	396,049
Credit Acceptance Corp. (a)	38	17,840
Dave, Inc. (a)	44	3,824
Discover Financial Services	1,464	253,609
Encore Capital Group, Inc. (a)	160	7,643
Enova International, Inc. (a)	157	15,053
EZCORP, Inc. Class A (a)	342	4,179
FirstCash Holdings, Inc.	235	24,346
Green Dot Corp. Class A (a)	416	4,426
LendingClub Corp. (a)	675	10,928
LendingTree, Inc. (a)	70	2,713
Moneylion, Inc. (a)	38	3,268
Navient Corp.	325	4,319
Nelnet, Inc. Class A	112	11,963
NerdWallet, Inc. Class A (a)	246	3,272
OneMain Holdings, Inc.	716	37,325
PRA Group, Inc. (a)	251	5,243
PROG Holdings, Inc.	255	10,776
Regional Management Corp.	100	3,398
SLM Corp.	1,282	35,358
SoFi Technologies, Inc. (a)	6,299	97,005
Synchrony Financial	2,251	146,315
Upstart Holdings, Inc. (a)	460	28,322
World Acceptance Corp. (a)	26	2,923
		2,167,916

8

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

Security Description	Shares	Value
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.1%
Albertsons Cos., Inc. Class A	2,383	$46,802
Andersons, Inc.	193	7,820
BJ's Wholesale Club Holdings, Inc. (a)	764	68,263
Casey's General Stores, Inc.	216	85,586
Chefs' Warehouse, Inc. (a)	210	10,357
Costco Wholesale Corp.	2,581	2,364,893
Dollar General Corp.	1,305	98,945
Dollar Tree, Inc. (a)	1,202	90,078
Grocery Outlet Holding Corp. (a)	594	9,272
Ingles Markets, Inc. Class A	91	5,864
Kroger Co. (b)	3,883	237,445
Maplebear, Inc. (a)	930	38,521
Natural Grocers by Vitamin Cottage, Inc.	87	3,456
Performance Food Group Co. (a)	892	75,419
PriceSmart, Inc.	150	13,826
SpartanNash Co.	268	4,910
Sprouts Farmers Market, Inc. (a)	577	73,319
Sysco Corp.	2,859	218,599
Target Corp.	2,684	362,823
U.S. Foods Holding Corp. (a)	1,341	90,464
United Natural Foods, Inc. (a)	368	10,050
Weis Markets, Inc.	120	8,126
Walgreens Boots Alliance, Inc.	4,330	40,399
Walmart, Inc.	25,316	2,287,301
		6,252,538
CONTAINERS & PACKAGING — 0.2%
Amcor PLC	8,360	78,668
AptarGroup, Inc.	380	59,698
Avery Dennison Corp.	462	86,454
Ball Corp.	1,740	95,926
Berry Global Group, Inc.	637	41,195
Crown Holdings, Inc.	685	56,643
Graphic Packaging Holding Co.	1,691	45,928
Greif, Inc. Class A	183	11,185
International Paper Co. (b)	2,023	108,878
Myers Industries, Inc.	275	3,036
O-I Glass, Inc. (a)	943	10,222
Packaging Corp. of America	517	116,392
Pactiv Evergreen, Inc.	270	4,717
Ranpak Holdings Corp. (a)	438	3,013
Sealed Air Corp.	854	28,891
Silgan Holdings, Inc.	483	25,140
Smurfit WestRock PLC	2,890	155,655
Sonoco Products Co.	576	28,138
TriMas Corp.	228	5,606
		965,385
DISTRIBUTORS — 0.0% (f)
A-Mark Precious Metals, Inc.	138	3,781
Genuine Parts Co.	800	93,408
GigaCloud Technology, Inc. Class A (a) (b)	205	3,797
LKQ Corp.	1,535	56,411
Security Description	Shares	Value
Pool Corp.	220	$75,007
Weyco Group, Inc.	85	3,192
		235,596
DIVERSIFIED CONSUMER SERVICES — 0.1%
ADT, Inc.	2,085	14,407
Adtalem Global Education, Inc. (a)	222	20,169
American Public Education, Inc. (a)	157	3,386
Bright Horizons Family Solutions, Inc. (a)	347	38,465
Carriage Services, Inc.	81	3,228
Coursera, Inc. (a)	790	6,715
Duolingo, Inc. (a)	222	71,979
Frontdoor, Inc. (a)	452	24,711
Graham Holdings Co. Class B	21	18,310
Grand Canyon Education, Inc. (a)	171	28,010
H&R Block, Inc.	784	41,427
Laureate Education, Inc. (a)	812	14,851
Lincoln Educational Services Corp. (a)	213	3,370
Mister Car Wash, Inc. (a)	596	4,345
OneSpaWorld Holdings Ltd.	646	12,855
Perdoceo Education Corp.	369	9,767
Service Corp. International	835	66,650
Strategic Education, Inc.	142	13,266
Stride, Inc. (a)	250	25,982
Udemy, Inc. (a)	612	5,037
Universal Technical Institute, Inc. (a)	274	7,045
WW International, Inc. (a)	1,042	1,323
		435,298
DIVERSIFIED REITs — 0.0% (f)
Alexander & Baldwin, Inc. REIT	441	7,823
American Assets Trust, Inc. REIT	303	7,957
Armada Hoffler Properties, Inc. REIT	268	2,742
Broadstone Net Lease, Inc. REIT	1,124	17,827
CTO Realty Growth, Inc. REIT	153	3,015
Empire State Realty Trust, Inc. Class A REIT	812	8,380
Essential Properties Realty Trust, Inc. REIT	1,029	32,187
Gladstone Commercial Corp. REIT	246	3,995
Global Net Lease, Inc. REIT	1,294	9,446
One Liberty Properties, Inc. REIT	127	3,459
WP Carey, Inc. REIT	1,266	68,972
		165,803
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Anterix, Inc. (a)	123	3,772
AST SpaceMobile, Inc. (a) (b)	904	19,074
AT&T, Inc.	41,803	951,854
Bandwidth, Inc. Class A (a)	167	2,842
Cogent Communications Holdings, Inc.	255	19,653
Frontier Communications Parent, Inc. (a)	1,299	45,075
Globalstar, Inc. (a)	4,581	9,483

9

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

Security Description	Shares	Value
IDT Corp. Class B	122	$5,798
Iridium Communications, Inc.	710	20,604
Liberty Global Ltd. Class A (a)	453	5,780
Liberty Global Ltd. Class B (a)	1,392	18,166
Liberty Global Ltd. Class C (a)	248	3,259
Liberty Latin America Ltd. Class A (a)	461	2,932
Liberty Latin America Ltd. Class C (a)	652	4,134
Lumen Technologies, Inc. (a)	6,040	32,072
Shenandoah Telecommunications Co.	347	4,376
Sunrise Communications AG Class B ADR (a)	410	1,476
Verizon Communications, Inc.	24,532	981,035
		2,131,385
ELECTRIC UTILITIES — 0.8%
ALLETE, Inc.	286	18,533
Alliant Energy Corp.	1,493	88,296
American Electric Power Co., Inc.	3,109	286,743
Constellation Energy Corp.	1,824	408,047
Duke Energy Corp.	4,514	486,338
Edison International	2,250	179,640
Entergy Corp.	2,499	189,474
Evergy, Inc.	1,302	80,138
Eversource Energy	2,161	124,106
Exelon Corp.	5,848	220,119
FirstEnergy Corp.	2,953	117,470
Genie Energy Ltd. Class B	192	2,993
Hawaiian Electric Industries, Inc. (a)	1,028	10,002
IDACORP, Inc.	319	34,860
MGE Energy, Inc.	220	20,671
NextEra Energy, Inc.	12,000	860,280
NRG Energy, Inc.	1,181	106,550
OGE Energy Corp.	1,138	46,943
Oklo, Inc. (a)	431	9,150
Otter Tail Corp.	249	18,386
PG&E Corp.	12,695	256,185
Pinnacle West Capital Corp.	641	54,338
Portland General Electric Co.	598	26,085
PPL Corp.	4,339	140,844
Southern Co.	6,405	527,260
TXNM Energy, Inc.	528	25,962
Xcel Energy, Inc.	3,359	226,800
		4,566,213
ELECTRICAL EQUIPMENT — 0.5%
Acuity Brands, Inc.	176	51,415
Allient, Inc.	120	2,914
American Superconductor Corp. (a)	231	5,690
AMETEK, Inc.	1,351	243,531
Array Technologies, Inc. (a) (b)	891	5,382
Atkore, Inc.	210	17,524
Bloom Energy Corp. Class A (a)	1,179	26,186
ChargePoint Holdings, Inc. (a) (b)	2,655	2,841
Eaton Corp. PLC	2,301	763,633
Security Description	Shares	Value
Emerson Electric Co.	3,325	$412,067
EnerSys	243	22,460
Enovix Corp. (a) (b)	914	9,935
Eos Energy Enterprises, Inc. (a) (b)	1,316	6,396
Fluence Energy, Inc. (a)	377	5,987
GE Vernova, Inc.	1,608	528,919
Generac Holdings, Inc. (a)	344	53,337
GrafTech International Ltd. (a)	1,395	2,413
Hubbell, Inc.	311	130,275
KULR Technology Group, Inc. (a)	1,213	4,306
LSI Industries, Inc.	181	3,515
Net Power, Inc. (a) (b)	249	2,637
NEXTracker, Inc. Class A (a)	850	31,050
NuScale Power Corp. (a)	587	10,525
nVent Electric PLC	947	64,548
Plug Power, Inc. (a)	4,971	10,588
Powell Industries, Inc.	56	12,412
Preformed Line Products Co.	24	3,067
Regal Rexnord Corp.	396	61,431
Rockwell Automation, Inc.	657	187,764
Sensata Technologies Holding PLC	907	24,852
Shoals Technologies Group, Inc. Class A (a)	1,031	5,701
Stem, Inc. (a) (b)	1,275	769
Sunrun, Inc. (a) (b)	1,346	12,451
Thermon Group Holdings, Inc. (a)	220	6,329
Vertiv Holdings Co. Class A	2,188	248,579
Vicor Corp. (a)	143	6,910
		2,988,339
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Advanced Energy Industries, Inc.	223	25,786
Amphenol Corp. Class A	7,014	487,122
Arlo Technologies, Inc. (a)	604	6,759
Arrow Electronics, Inc. (a)	316	35,746
Avnet, Inc.	513	26,840
Badger Meter, Inc.	176	37,333
Bel Fuse, Inc. Class A	40	3,603
Bel Fuse, Inc. Class B	28	2,309
Belden, Inc.	243	27,364
Benchmark Electronics, Inc.	220	9,988
CDW Corp.	772	134,359
Climb Global Solutions, Inc.	24	3,042
Cognex Corp.	1,019	36,541
Coherent Corp. (a)	907	85,920
Corning, Inc.	4,507	214,173
Crane NXT Co.	296	17,233
CTS Corp.	187	9,861
Daktronics, Inc. (a)	242	4,080
ePlus, Inc. (a)	158	11,673
Evolv Technologies Holdings, Inc. (a) (b)	595	2,350
Fabrinet (a)	213	46,834
FARO Technologies, Inc. (a)	121	3,069
Flex Ltd. (a)	2,255	86,570
Insight Enterprises, Inc. (a)	152	23,119

10

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

Security Description	Shares	Value
IPG Photonics Corp. (a)	169	$12,290
Itron, Inc. (a)	265	28,774
Jabil, Inc.	651	93,679
Keysight Technologies, Inc. (a)	1,008	161,915
Kimball Electronics, Inc. (a)	185	3,465
Knowles Corp. (a)	529	10,543
Lightwave Logic, Inc. (a) (b)	1,017	2,136
Littelfuse, Inc.	150	35,348
Methode Electronics, Inc.	324	3,820
Mirion Technologies, Inc. (a)	1,127	19,666
Napco Security Technologies, Inc.	218	7,752
nLight, Inc. (a)	322	3,378
Novanta, Inc. (a)	215	32,846
OSI Systems, Inc. (a)	94	15,738
Ouster, Inc. (a)	333	4,069
PAR Technology Corp. (a)	218	15,842
PC Connection, Inc.	78	5,403
Plexus Corp. (a)	164	25,663
Powerfleet, Inc. NJ (a)	593	3,949
Red Cat Holdings, Inc. (a) (b)	328	4,215
Rogers Corp. (a)	104	10,567
Sanmina Corp. (a)	323	24,441
ScanSource, Inc. (a)	134	6,358
SmartRent, Inc. (a)	2,027	3,547
TD SYNNEX Corp.	430	50,430
TE Connectivity PLC	1,737	248,339
Teledyne Technologies, Inc. (a)	272	126,243
Trimble, Inc. (a)	1,413	99,843
TTM Technologies, Inc. (a)	608	15,048
Vishay Intertechnology, Inc.	671	11,367
Vishay Precision Group, Inc. (a)	142	3,333
Vontier Corp.	855	31,182
Vuzix Corp. (a) (b)	400	1,576
Zebra Technologies Corp. Class A (a)	299	115,480
		2,579,919
ENERGY EQUIPMENT & SERVICES — 0.2%
Archrock, Inc.	1,007	25,064
Atlas Energy Solutions, Inc. (b)	371	8,229
Baker Hughes Co.	5,747	235,742
Bristow Group, Inc. (a)	153	5,248
Cactus, Inc. Class A	400	23,344
ChampionX Corp.	1,124	30,562
Core Laboratories, Inc. (b)	310	5,366
Expro Group Holdings NV (a)	656	8,180
Forum Energy Technologies, Inc. (a)	271	4,198
Halliburton Co.	5,082	138,180
Helix Energy Solutions Group, Inc. (a)	857	7,987
Helmerich & Payne, Inc.	591	18,924
Innovex International, Inc. (a)	238	3,325
Kodiak Gas Services, Inc.	197	8,043
Liberty Energy, Inc.	976	19,413
Nabors Industries Ltd. (a)	59	3,373
Natural Gas Services Group, Inc. (a)	117	3,136
Noble Corp. PLC	798	25,057
Security Description	Shares	Value
NOV, Inc.	2,137	$31,200
NPK International, Inc. (a)	591	4,533
Oceaneering International, Inc. (a)	610	15,909
Oil States International, Inc. (a)	563	2,849
Patterson-UTI Energy, Inc.	2,206	18,222
ProPetro Holding Corp. (a)	552	5,150
Ranger Energy Services, Inc. Class A	190	2,941
RPC, Inc.	549	3,261
Schlumberger NV	8,178	313,544
Select Water Solutions, Inc.	572	7,573
Solaris Energy Infrastructure, Inc.	184	5,295
TechnipFMC PLC	2,466	71,366
TETRA Technologies, Inc. (a)	815	2,918
Tidewater, Inc. (a)	283	15,483
Transocean Ltd. (a) (b)	4,741	17,779
Valaris Ltd. (a)	377	16,678
Weatherford International PLC	429	30,729
		1,138,801
ENTERTAINMENT — 0.8%
AMC Entertainment Holdings, Inc. Class A (a)	2,178	8,668
Atlanta Braves Holdings, Inc. Class A (a)	91	3,713
Atlanta Braves Holdings, Inc. Class C (a)	202	7,729
Cinemark Holdings, Inc. (a)	638	19,765
Electronic Arts, Inc.	1,390	203,357
Endeavor Group Holdings, Inc. Class A (b)	1,073	33,574
Eventbrite, Inc. Class A (a)	850	2,856
Liberty Media Corp.-Liberty Formula One Class A (a)	340	28,574
Liberty Media Corp.-Liberty Formula One Class C (a)	1,132	104,891
Liberty Media Corp.-Liberty Live Class A (a)	206	13,711
Liberty Media Corp.-Liberty Live Class C (a)	191	12,999
Lions Gate Entertainment Corp. Class B (a)	1,265	9,551
Lionsgate Studios Corp. (a) (b)	439	3,336
Live Nation Entertainment, Inc. (a)	900	116,550
Madison Square Garden Entertainment Corp. (a)	238	8,473
Madison Square Garden Sports Corp. (a)	99	22,342
Marcus Corp.	166	3,569
Netflix, Inc. (a)	2,492	2,221,169
Playtika Holding Corp.	373	2,589
Reading International, Inc. Class A (a)	1,858	2,453
Reservoir Media, Inc. (a)	341	3,086
ROBLOX Corp. Class A (a)	3,121	180,581
Roku, Inc. (a)	753	55,978
Sphere Entertainment Co. (a) (b)	166	6,693

11

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

Security Description	Shares	Value
Take-Two Interactive Software, Inc. (a)	956	$175,981
TKO Group Holdings, Inc. (a)	395	56,133
Vivid Seats, Inc. Class A (a) (b)	824	3,815
Walt Disney Co.	10,557	1,175,522
Warner Bros Discovery, Inc. (a)	13,087	138,330
Warner Music Group Corp. Class A	829	25,699
		4,651,687
FINANCIAL SERVICES — 2.5%
Affirm Holdings, Inc. (a)	1,422	86,600
Alerus Financial Corp.	171	3,290
Apollo Global Management, Inc.	2,600	429,416
AvidXchange Holdings, Inc. (a)	1,132	11,705
Berkshire Hathaway, Inc. Class B (a)	10,683	4,842,390
Block, Inc. (a)	3,260	277,068
Cannae Holdings, Inc.	398	7,904
Cantaloupe, Inc. (a)	379	3,604
Cass Information Systems, Inc.	88	3,600
Corebridge Financial, Inc.	1,532	45,853
Corpay, Inc. (a)	405	137,060
Enact Holdings, Inc.	206	6,670
Equitable Holdings, Inc.	1,827	86,180
Essent Group Ltd.	630	34,297
Euronet Worldwide, Inc. (a)	249	25,607
EVERTEC, Inc.	393	13,570
Federal Agricultural Mortgage Corp. Class A	48	7,140
Federal Agricultural Mortgage Corp. Class C	26	5,121
Fidelity National Information Services, Inc.	3,142	253,779
Fiserv, Inc. (a)	3,316	681,173
Flywire Corp. (a)	673	13,877
Global Payments, Inc.	1,481	165,961
HA Sustainable Infrastructure Capital, Inc. (b)	693	18,593
I3 Verticals, Inc. Class A (a)	153	3,525
International Money Express, Inc. (a)	194	4,041
Jack Henry & Associates, Inc.	433	75,905
Jackson Financial, Inc. Class A	449	39,099
Marqeta, Inc. Class A (a)	2,507	9,502
Mastercard, Inc. Class A	4,774	2,513,845
Merchants Bancorp	166	6,054
MGIC Investment Corp.	1,461	34,640
Mr. Cooper Group, Inc. (a)	382	36,676
NCR Atleos Corp. (a)	445	15,094
NewtekOne, Inc.	216	2,758
NMI Holdings, Inc. (a)	471	17,314
Paymentus Holdings, Inc. Class A (a)	112	3,659
Payoneer Global, Inc. (a)	1,498	15,040
PayPal Holdings, Inc. (a)	5,843	498,700
PennyMac Financial Services, Inc.	188	19,202
Radian Group, Inc.	895	28,389
Security Description	Shares	Value
Remitly Global, Inc. (a)	887	$20,020
Repay Holdings Corp. (a)	497	3,792
Rocket Cos., Inc. Class A (a) (b)	777	8,749
Sezzle, Inc. (a)	15	3,837
Shift4 Payments, Inc. Class A (a)	383	39,748
Toast, Inc. Class A (a)	2,404	87,626
UWM Holdings Corp. (b)	697	4,091
Visa, Inc. Class A	10,074	3,183,787
Voya Financial, Inc.	554	38,132
Walker & Dunlop, Inc.	191	18,567
Waterstone Financial, Inc.	197	2,648
Western Union Co.	1,941	20,575
WEX, Inc. (a)	228	39,973
		13,955,446
FOOD PRODUCTS — 0.4%
Archer-Daniels-Midland Co.	2,781	140,496
B&G Foods, Inc. (b)	525	3,617
Beyond Meat, Inc. (a) (b)	615	2,312
Bunge Global SA	807	62,752
Calavo Growers, Inc.	111	2,831
Cal-Maine Foods, Inc.	238	24,495
Campbell's Co.	1,180	49,418
Conagra Brands, Inc.	2,758	76,534
Darling Ingredients, Inc. (a)	943	31,770
Flowers Foods, Inc.	1,163	24,028
Fresh Del Monte Produce, Inc.	232	7,705
Freshpet, Inc. (a)	286	42,359
General Mills, Inc.	3,236	206,360
Hain Celestial Group, Inc. (a)	623	3,831
Hershey Co.	858	145,302
Hormel Foods Corp.	1,734	54,396
Ingredion, Inc.	366	50,347
J&J Snack Foods Corp.	92	14,272
J.M. Smucker Co.	629	69,265
John B Sanfilippo & Son, Inc.	60	5,227
Kellanova	1,560	126,313
Kraft Heinz Co.	5,138	157,788
Lamb Weston Holdings, Inc.	817	54,600
Lancaster Colony Corp.	114	19,738
Limoneira Co. (b)	113	2,764
Mama's Creations, Inc. (a) (b)	360	2,866
McCormick & Co., Inc.	1,466	111,768
Mission Produce, Inc. (a)	279	4,009
Mondelez International, Inc. Class A	7,780	464,699
Pilgrim's Pride Corp. (a) (b)	250	11,348
Post Holdings, Inc. (a)	273	31,248
Seaboard Corp.	1	2,430
Seneca Foods Corp. Class B (a)	38	3,003
Simply Good Foods Co. (a)	546	21,283
SunOpta, Inc. (a)	586	4,512
Tootsie Roll Industries, Inc.	110	3,556
TreeHouse Foods, Inc. (a)	284	9,977
Tyson Foods, Inc. Class A	1,654	95,006
Utz Brands, Inc.	463	7,251
Vital Farms, Inc. (a)	181	6,822

12

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

Security Description	Shares	Value
Westrock Coffee Co. (a)	441	$2,831
WK Kellogg Co. (b)	401	7,214
		2,168,343
GAS UTILITIES — 0.1%
Atmos Energy Corp.	891	124,090
Chesapeake Utilities Corp.	137	16,625
MDU Resources Group, Inc.	1,190	21,444
National Fuel Gas Co.	539	32,707
New Jersey Resources Corp.	579	27,010
Northwest Natural Holding Co.	246	9,732
ONE Gas, Inc.	325	22,506
Southwest Gas Holdings, Inc.	364	25,738
Spire, Inc.	340	23,062
UGI Corp.	1,261	35,598
		338,512
GROUND TRANSPORTATION — 0.5%
ArcBest Corp.	137	12,785
Avis Budget Group, Inc. (a)	100	8,061
Covenant Logistics Group, Inc.	52	2,835
CSX Corp.	11,212	361,811
FTAI Infrastructure, Inc.	655	4,755
Heartland Express, Inc.	305	3,422
Hertz Global Holdings, Inc. (a) (b)	817	2,990
JB Hunt Transport Services, Inc.	457	77,992
Knight-Swift Transportation Holdings, Inc.	965	51,184
Landstar System, Inc.	208	35,747
Lyft, Inc. Class A (a)	2,133	27,516
Marten Transport Ltd.	368	5,744
Norfolk Southern Corp.	1,318	309,335
Old Dominion Freight Line, Inc.	1,092	192,629
RXO, Inc. (a)	824	19,644
Ryder System, Inc.	240	37,646
Saia, Inc. (a)	154	70,182
Schneider National, Inc. Class B (b)	294	8,608
Uber Technologies, Inc. (a)	12,274	740,368
U-Haul Holding Co.	673	43,106
Union Pacific Corp.	3,528	804,525
Universal Logistics Holdings, Inc.	63	2,894
Werner Enterprises, Inc.	364	13,075
XPO, Inc. (a)	674	88,395
		2,925,249
HEALTH CARE EQUIPMENT & SUPPLIES — 1.3%
Abbott Laboratories	10,124	1,145,126
Align Technology, Inc. (a)	406	84,655
Alphatec Holdings, Inc. (a)	663	6,086
AngioDynamics, Inc. (a)	446	4,085
Artivion, Inc. (a)	235	6,719
AtriCure, Inc. (a)	296	9,046
Avanos Medical, Inc. (a)	294	4,681
Axogen, Inc. (a)	275	4,532
Baxter International, Inc.	3,036	88,530
Becton Dickinson & Co.	1,686	382,503
Bioventus, Inc. Class A (a)	266	2,793
Security Description	Shares	Value
Boston Scientific Corp. (a)	8,589	$767,170
Butterfly Network, Inc. (a)	1,008	3,145
Cerus Corp. (a)	1,786	2,750
ClearPoint Neuro, Inc. (a)	146	2,246
CONMED Corp. (b)	185	12,661
Cooper Cos., Inc. (a)	1,157	106,363
Delcath Systems, Inc. (a)	136	1,637
Dentsply Sirona, Inc.	1,223	23,213
Dexcom, Inc. (a)	2,284	177,627
Edwards Lifesciences Corp. (a)	3,438	254,515
Embecta Corp.	359	7,413
Enovis Corp. (a)	336	14,744
Envista Holdings Corp. (a)	1,060	20,447
GE HealthCare Technologies, Inc.	2,658	207,802
Glaukos Corp. (a)	326	48,880
Globus Medical, Inc. Class A (a)	668	55,250
Haemonetics Corp. (a)	303	23,658
Hologic, Inc. (a)	1,353	97,538
ICU Medical, Inc. (a)	145	22,500
IDEXX Laboratories, Inc. (a)	474	195,971
Inari Medical, Inc. (a)	305	15,570
Inspire Medical Systems, Inc. (a)	177	32,812
Insulet Corp. (a)	408	106,517
Integer Holdings Corp. (a)	199	26,372
Integra LifeSciences Holdings Corp. (a)	406	9,208
Intuitive Surgical, Inc. (a)	2,076	1,083,589
iRadimed Corp.	59	3,245
iRhythm Technologies, Inc. (a)	188	16,952
Lantheus Holdings, Inc. (a)	412	36,858
LeMaitre Vascular, Inc.	122	11,241
LivaNova PLC (a)	324	15,004
Masimo Corp. (a)	263	43,474
Medtronic PLC	7,477	597,263
Merit Medical Systems, Inc. (a)	346	33,465
Neogen Corp. (a) (b)	1,188	14,422
Novocure Ltd. (a)	593	17,671
Omnicell, Inc. (a)	282	12,555
OraSure Technologies, Inc. (a)	777	2,805
Orthofix Medical, Inc. (a)	265	4,627
OrthoPediatrics Corp. (a)	123	2,851
Paragon 28, Inc. (a)	286	2,954
Penumbra, Inc. (a)	232	55,095
PROCEPT BioRobotics Corp. (a)	307	24,720
Pulmonx Corp. (a)	500	3,395
Pulse Biosciences, Inc. (a) (b)	176	3,064
QuidelOrtho Corp. (a)	363	16,172
ResMed, Inc.	857	195,987
RxSight, Inc. (a)	205	7,048
Semler Scientific, Inc. (a)	33	1,782
SI-BONE, Inc. (a)	259	3,631
Solventum Corp. (a)	825	54,500
STAAR Surgical Co. (a)	297	7,214
STERIS PLC	574	117,991
Stryker Corp.	2,001	720,460
Surmodics, Inc. (a)	77	3,049

13

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

Security Description	Shares	Value
Tactile Systems Technology, Inc. (a)	190	$3,255
Tandem Diabetes Care, Inc. (a)	394	14,192
Teleflex, Inc.	268	47,699
TransMedics Group, Inc. (a) (b)	198	12,345
Treace Medical Concepts, Inc. (a)	387	2,879
UFP Technologies, Inc. (a)	43	10,514
Varex Imaging Corp. (a)	253	3,691
Zimmer Biomet Holdings, Inc.	1,161	122,636
Zimvie, Inc. (a)	228	3,181
		7,308,241
HEALTH CARE PROVIDERS & SERVICES — 1.2%
Acadia Healthcare Co., Inc. (a)	553	21,926
Accolade, Inc. (a)	860	2,941
AdaptHealth Corp. (a)	647	6,159
Addus HomeCare Corp. (a)	106	13,287
agilon health, Inc. (a)	1,693	3,217
Alignment Healthcare, Inc. (a)	625	7,031
Amedisys, Inc. (a)	180	16,342
AMN Healthcare Services, Inc. (a)	227	5,430
Astrana Health, Inc. (a)	245	7,725
Aveanna Healthcare Holdings, Inc. (a)	517	2,363
BrightSpring Health Services, Inc. (a)	320	5,450
Brookdale Senior Living, Inc. (a)	1,271	6,393
Cardinal Health, Inc.	1,402	165,815
Castle Biosciences, Inc. (a)	171	4,557
Cencora, Inc.	1,016	228,275
Centene Corp. (a)	2,943	178,287
Chemed Corp.	88	46,622
Cigna Group	1,622	447,899
Clover Health Investments Corp. (a)	2,442	7,692
Community Health Systems, Inc. (a)	787	2,353
Concentra Group Holdings Parent, Inc.	645	12,758
CorVel Corp. (a)	162	18,024
Cross Country Healthcare, Inc. (a)	178	3,232
CVS Health Corp.	7,338	329,403
DaVita, Inc. (a)	260	38,883
DocGo, Inc. (a) (b)	746	3,163
Elevance Health, Inc.	1,351	498,384
Encompass Health Corp.	570	52,640
Enhabit, Inc. (a)	413	3,226
Ensign Group, Inc.	335	44,508
Fulgent Genetics, Inc. (a)	185	3,417
GeneDx Holdings Corp. (a)	119	9,146
Guardant Health, Inc. (a)	737	22,515
HCA Healthcare, Inc.	1,062	318,759
HealthEquity, Inc. (a)	517	49,606
Henry Schein, Inc. (a)	718	49,686
Hims & Hers Health, Inc. (a) (b)	1,100	26,598
Humana, Inc.	702	178,104
Labcorp Holdings, Inc.	487	111,679
LifeStance Health Group, Inc. (a)	807	5,948
McKesson Corp.	739	421,164
Molina Healthcare, Inc. (a)	334	97,211
Security Description	Shares	Value
National HealthCare Corp.	74	$7,959
National Research Corp.	159	2,805
NeoGenomics, Inc. (a)	770	12,690
OPKO Health, Inc. (a) (b)	2,280	3,352
Option Care Health, Inc. (a)	1,015	23,548
Owens & Minor, Inc. (a)	451	5,895
PACS Group, Inc. (a)	275	3,605
Patterson Cos., Inc.	465	14,350
Pediatrix Medical Group, Inc. (a)	527	6,914
Pennant Group, Inc. (a)	185	4,906
Premier, Inc. Class A (b)	608	12,890
Privia Health Group, Inc. (a)	604	11,808
Progyny, Inc. (a)	469	8,090
Quest Diagnostics, Inc.	645	97,305
RadNet, Inc. (a)	385	26,888
Select Medical Holdings Corp.	616	11,612
Surgery Partners, Inc. (a) (b)	454	9,611
Talkspace, Inc. (a) (b)	971	3,000
Tenet Healthcare Corp. (a)	549	69,300
U.S. Physical Therapy, Inc.	89	7,895
UnitedHealth Group, Inc.	5,366	2,714,445
Universal Health Services, Inc. Class B	340	61,003
Viemed Healthcare, Inc. (a)	348	2,791
		6,600,480
HEALTH CARE REITs — 0.2%
Alexandria Real Estate Equities, Inc. REIT	917	89,453
American Healthcare REIT, Inc.	892	25,351
CareTrust REIT, Inc.	1,093	29,566
Community Healthcare Trust, Inc. REIT	162	3,112
Diversified Healthcare Trust REIT	1,622	3,731
Global Medical REIT, Inc.	405	3,127
Healthcare Realty Trust, Inc. REIT	2,187	37,070
Healthpeak Properties, Inc. REIT	4,064	82,377
LTC Properties, Inc. REIT	269	9,294
Medical Properties Trust, Inc. REIT	3,649	14,413
National Health Investors, Inc. REIT	262	18,156
Omega Healthcare Investors, Inc. REIT	1,536	58,137
Sabra Health Care REIT, Inc.	1,412	24,456
Sila Realty Trust, Inc. REIT	343	8,342
Universal Health Realty Income Trust REIT	91	3,386
Ventas, Inc. REIT	2,454	144,516
Welltower, Inc. REIT	3,456	435,560
		990,047
HEALTH CARE TECHNOLOGY — 0.1%
Certara, Inc. (a)	699	7,444
Definitive Healthcare Corp. (a)	718	2,951
Doximity, Inc. Class A (a)	744	39,722
Evolent Health, Inc. Class A (a)	654	7,357
GoodRx Holdings, Inc. Class A (a)	708	3,292
Health Catalyst, Inc. (a)	408	2,885

14

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

Security Description	Shares	Value
HealthStream, Inc.	146	$4,643
Phreesia, Inc. (a)	341	8,580
Schrodinger, Inc. (a)	351	6,771
Simulations Plus, Inc.	109	3,040
Teladoc Health, Inc. (a)	1,085	9,863
Veeva Systems, Inc. Class A (a)	870	182,917
Waystar Holding Corp. (a)	278	10,203
		289,668
HOTEL & RESORT REITs — 0.0% (f)
Apple Hospitality REIT, Inc.	1,296	19,894
Chatham Lodging Trust REIT	345	3,088
DiamondRock Hospitality Co. REIT	1,218	10,998
Host Hotels & Resorts, Inc. REIT	3,983	69,782
Park Hotels & Resorts, Inc. REIT	1,193	16,785
Pebblebrook Hotel Trust REIT	714	9,675
RLJ Lodging Trust REIT	879	8,975
Ryman Hospitality Properties, Inc. REIT	334	34,850
Service Properties Trust REIT	592	1,504
Summit Hotel Properties, Inc. REIT	727	4,980
Sunstone Hotel Investors, Inc. REIT	1,147	13,580
Xenia Hotels & Resorts, Inc. REIT	599	8,901
		203,012
HOTELS, RESTAURANTS & LEISURE — 1.3%
Accel Entertainment, Inc. (a)	344	3,674
Airbnb, Inc. Class A (a)	2,522	331,416
Aramark	1,566	58,427
Biglari Holdings, Inc. Class B (a)	6	1,526
BJ's Restaurants, Inc. (a)	136	4,778
Bloomin' Brands, Inc.	481	5,873
Booking Holdings, Inc.	193	958,905
Boyd Gaming Corp.	374	27,130
Brinker International, Inc. (a)	265	35,057
Caesars Entertainment, Inc. (a)	1,218	40,706
Carnival Corp. (a)	6,039	150,492
Cava Group, Inc. (a)	478	53,918
Cheesecake Factory, Inc. (b)	275	13,046
Chipotle Mexican Grill, Inc. (a)	7,950	479,385
Choice Hotels International, Inc.	136	19,309
Churchill Downs, Inc.	418	55,820
Cracker Barrel Old Country Store, Inc. (b)	133	7,030
Darden Restaurants, Inc.	684	127,696
Dave & Buster's Entertainment, Inc. (a) (b)	189	5,517
Denny's Corp. (a)	479	2,898
Dine Brands Global, Inc.	93	2,799
Domino's Pizza, Inc.	200	83,952
DoorDash, Inc. Class A (a)	1,952	327,448
DraftKings, Inc. Class A (a)	2,822	104,978
Dutch Bros, Inc. Class A (a)	677	35,461
El Pollo Loco Holdings, Inc. (a)	76	877
Everi Holdings, Inc. (a)	502	6,782
Expedia Group, Inc. (a)	714	133,040
Security Description	Shares	Value
First Watch Restaurant Group, Inc. (a)	254	$4,727
Flutter Entertainment PLC (a)	1,037	268,013
Global Business Travel Group I (a)	466	4,324
Golden Entertainment, Inc.	134	4,234
Hilton Grand Vacations, Inc. (a)	383	14,918
Hilton Worldwide Holdings, Inc.	1,417	350,226
Hyatt Hotels Corp. Class A	237	37,204
Inspired Entertainment, Inc. (a)	292	2,643
Jack in the Box, Inc. (b)	123	5,122
Krispy Kreme, Inc. (b)	541	5,372
Kura Sushi USA, Inc. Class A (a)	35	3,170
Las Vegas Sands Corp.	2,025	104,004
Life Time Group Holdings, Inc. (a)	428	9,467
Light & Wonder, Inc. (a)	502	43,363
Lindblad Expeditions Holdings, Inc. (a)	232	2,752
Lucky Strike Entertainment Corp. Class A (b)	261	2,613
Marriott International, Inc. Class A	1,341	374,059
Marriott Vacations Worldwide Corp.	192	17,242
McDonald's Corp.	4,178	1,211,160
MGM Resorts International (a)	1,302	45,114
Monarch Casino & Resort, Inc.	74	5,839
Nathan's Famous, Inc.	35	2,751
Norwegian Cruise Line Holdings Ltd. (a)	2,521	64,865
Papa John's International, Inc. (b)	194	7,968
Penn Entertainment, Inc. (a)	899	17,818
Planet Fitness, Inc. Class A (a)	481	47,556
Playa Hotels & Resorts NV (a)	503	6,363
Portillo's, Inc. Class A (a) (b)	412	3,873
RCI Hospitality Holdings, Inc. (b)	61	3,506
Red Rock Resorts, Inc. Class A	293	13,548
Royal Caribbean Cruises Ltd.	1,442	332,655
Rush Street Interactive, Inc. (a)	463	6,352
Sabre Corp. (a)	2,357	8,603
Serve Robotics, Inc. (a) (b)	118	1,593
Shake Shack, Inc. Class A (a)	237	30,763
Six Flags Entertainment Corp.	557	26,842
Starbucks Corp.	6,614	603,528
Sweetgreen, Inc. Class A (a)	602	19,300
Target Hospitality Corp. (a)	152	1,469
Texas Roadhouse, Inc.	382	68,924
Travel & Leisure Co.	404	20,382
United Parks & Resorts, Inc. (a)	177	9,946
Vail Resorts, Inc.	222	41,614
Wendy's Co.	1,020	16,626
Wingstop, Inc.	173	49,167
Wyndham Hotels & Resorts, Inc.	450	45,356
Wynn Resorts Ltd.	552	47,560
Xponential Fitness, Inc. Class A (a)	192	2,582
Yum! Brands, Inc.	1,626	218,144
		7,313,160
HOUSEHOLD DURABLES — 0.3%
Beazer Homes USA, Inc. (a)	163	4,476

15

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

Security Description	Shares	Value
Cavco Industries, Inc. (a)	49	$21,865
Century Communities, Inc.	165	12,104
Champion Homes, Inc. (a)	315	27,752
Cricut, Inc. Class A	225	1,283
DR Horton, Inc.	1,701	237,834
Dream Finders Homes, Inc. Class A (a) (b)	159	3,700
Ethan Allen Interiors, Inc.	139	3,907
Garmin Ltd.	897	185,015
Green Brick Partners, Inc. (a)	186	10,507
Helen of Troy Ltd. (a)	137	8,197
Hovnanian Enterprises, Inc. Class A (a)	27	3,613
Installed Building Products, Inc.	139	24,360
KB Home	394	25,894
La-Z-Boy, Inc.	257	11,198
Legacy Housing Corp. (a) (b)	119	2,937
Leggett & Platt, Inc.	900	8,640
Lennar Corp. Class A	1,425	194,327
Lennar Corp. Class B	27	3,568
LGI Homes, Inc. (a)	126	11,264
Lovesac Co. (a) (b)	94	2,224
M/I Homes, Inc. (a)	161	21,405
Meritage Homes Corp.	216	33,225
Mohawk Industries, Inc. (a)	312	37,169
Newell Brands, Inc.	2,506	24,960
NVR, Inc. (a)	18	147,220
PulteGroup, Inc.	1,185	129,047
Smith Douglas Homes Corp. (a)	100	2,564
Sonos, Inc. (a)	736	11,069
Taylor Morrison Home Corp. (a)	583	35,685
Tempur Sealy International, Inc.	994	56,350
Toll Brothers, Inc.	579	72,925
TopBuild Corp. (a)	170	52,928
Tri Pointe Homes, Inc. (a)	555	20,124
Whirlpool Corp.	326	37,320
Worthington Enterprises, Inc.	197	7,902
		1,494,558
HOUSEHOLD PRODUCTS — 0.6%
Central Garden & Pet Co. (a) (b)	232	9,002
Central Garden & Pet Co. Class A (a)	108	3,569
Church & Dwight Co., Inc.	1,460	152,877
Clorox Co.	718	116,610
Colgate-Palmolive Co.	4,736	430,550
Energizer Holdings, Inc.	393	13,712
Kimberly-Clark Corp.	1,923	251,990
Oil-Dri Corp. of America	44	3,856
Procter & Gamble Co.	13,730	2,301,834
Reynolds Consumer Products, Inc.	346	9,339
Spectrum Brands Holdings, Inc.	165	13,941
WD-40 Co.	81	19,657
		3,326,937
Security Description	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	4,198	$54,028
Clearway Energy, Inc. Class A	592	14,474
Clearway Energy, Inc. Class C	150	3,900
Montauk Renewables, Inc. (a)	743	2,957
Ormat Technologies, Inc.	320	21,670
Sunnova Energy International, Inc. (a) (b)	993	3,406
Talen Energy Corp. (a)	303	61,046
Vistra Corp.	1,981	273,121
		434,602
INDUSTRIAL CONGLOMERATES — 0.2%
3M Co.	3,176	409,990
Honeywell International, Inc.	3,790	856,123
		1,266,113
INDUSTRIAL REITs — 0.2%
Americold Realty Trust, Inc. REIT	1,574	33,684
EastGroup Properties, Inc. REIT	283	45,419
First Industrial Realty Trust, Inc. REIT	768	38,500
Industrial Logistics Properties Trust REIT	783	2,858
Innovative Industrial Properties, Inc. REIT	166	11,062
Lineage, Inc. REIT	363	21,261
LXP Industrial Trust REIT	1,692	13,739
Plymouth Industrial REIT, Inc.	308	5,482
Prologis, Inc. REIT	5,398	570,568
Rexford Industrial Realty, Inc. REIT	1,292	49,949
STAG Industrial, Inc. REIT	1,077	36,424
Terreno Realty Corp. REIT	571	33,769
		862,715
INSURANCE — 1.3%
Aflac, Inc.	2,920	302,045
Allstate Corp.	1,548	298,439
Ambac Financial Group, Inc. (a)	300	3,795
American Coastal Insurance Corp. Class C (a)	229	3,082
American Financial Group, Inc.	428	58,606
American International Group, Inc.	3,630	264,264
AMERISAFE, Inc.	125	6,443
Aon PLC Class A	1,259	452,182
Arch Capital Group Ltd.	2,182	201,508
Arthur J Gallagher & Co.	1,457	413,570
Assurant, Inc.	294	62,687
Assured Guaranty Ltd.	293	26,373
Axis Capital Holdings Ltd.	447	39,613
Baldwin Insurance Group, Inc. (a)	401	15,543
Bowhead Specialty Holdings, Inc. (a)	87	3,090
Brighthouse Financial, Inc. (a)	380	18,255
Brown & Brown, Inc.	1,400	142,828
Chubb Ltd.	2,186	603,992
Cincinnati Financial Corp.	911	130,911

16

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

Security Description	Shares	Value
CNA Financial Corp.	109	$5,272
CNO Financial Group, Inc.	623	23,182
Crawford & Co. Class A	259	2,994
Donegal Group, Inc. Class B	197	2,780
Employers Holdings, Inc.	161	8,248
Enstar Group Ltd. (a)	67	21,577
Erie Indemnity Co. Class A	148	61,010
Everest Group Ltd.	246	89,165
F&G Annuities & Life, Inc.	120	4,973
Fidelity National Financial, Inc.	1,490	83,649
First American Financial Corp.	603	37,651
Genworth Financial, Inc. (a)	2,544	17,783
Globe Life, Inc.	486	54,199
Goosehead Insurance, Inc. Class A (a)	146	15,654
Greenlight Capital Re Ltd. Class A (a)	205	2,870
Hagerty, Inc. Class A (a)	269	2,596
Hanover Insurance Group, Inc.	215	33,252
Hartford Financial Services Group, Inc.	1,678	183,573
HCI Group, Inc.	50	5,827
Heritage Insurance Holdings, Inc. (a)	82	992
Hippo Holdings, Inc. (a)	121	3,239
Horace Mann Educators Corp.	241	9,454
Investors Title Co.	11	2,604
Kemper Corp.	363	24,118
Kinsale Capital Group, Inc.	128	59,537
Lemonade, Inc. (a)	327	11,994
Lincoln National Corp.	995	31,551
Loews Corp.	1,042	88,247
Markel Group, Inc. (a)	74	127,741
Marsh & McLennan Cos., Inc.	2,856	606,643
MBIA, Inc. (a)	456	2,946
Mercury General Corp.	161	10,703
MetLife, Inc.	3,367	275,690
Old Republic International Corp.	1,334	48,278
Oscar Health, Inc. Class A (a) (b)	1,154	15,510
Palomar Holdings, Inc. (a)	160	16,894
Primerica, Inc.	189	51,298
Principal Financial Group, Inc.	1,218	94,285
ProAssurance Corp. (a)	320	5,091
Progressive Corp.	3,417	818,747
Prudential Financial, Inc.	2,046	242,512
Reinsurance Group of America, Inc.	379	80,966
RenaissanceRe Holdings Ltd.	299	74,394
RLI Corp.	251	41,372
Root, Inc. Class A (a)	46	3,339
Ryan Specialty Holdings, Inc.	620	39,779
Safety Insurance Group, Inc.	105	8,652
Selective Insurance Group, Inc.	367	34,322
Selectquote, Inc. (a)	647	2,407
SiriusPoint Ltd. (a)	605	9,916
Skyward Specialty Insurance Group, Inc. (a)	205	10,361
Security Description	Shares	Value
Stewart Information Services Corp.	167	$11,271
Tiptree, Inc.	152	3,171
Travelers Cos., Inc.	1,325	319,179
Trupanion, Inc. (a) (b)	199	9,592
TWFG, Inc. (a)	93	2,864
United Fire Group, Inc.	141	4,011
Universal Insurance Holdings, Inc.	169	3,559
Unum Group	971	70,912
W.R. Berkley Corp.	1,792	104,868
White Mountains Insurance Group Ltd.	15	29,176
Willis Towers Watson PLC	590	184,812
		7,300,478
INTERACTIVE MEDIA & SERVICES — 3.5%
Alphabet, Inc. Class A	34,111	6,457,212
Alphabet, Inc. Class C	27,705	5,276,140
Bumble, Inc. Class A (a)	669	5,446
Cargurus, Inc. (a)	524	19,147
Cars.com, Inc. (a)	375	6,499
EverQuote, Inc. Class A (a)	170	3,398
fuboTV, Inc. (a) (b)	2,191	2,761
Grindr, Inc. (a)	202	3,604
IAC, Inc. (a)	423	18,248
Match Group, Inc. (a)	1,468	48,018
MediaAlpha, Inc. Class A (a)	104	1,174
Meta Platforms, Inc. Class A	12,710	7,441,832
Nextdoor Holdings, Inc. (a)	1,271	3,012
Pinterest, Inc. Class A (a)	3,462	100,398
QuinStreet, Inc. (a)	360	8,305
Reddit, Inc. Class A (a)	594	97,083
Rumble, Inc. (a)	529	6,882
Shutterstock, Inc.	152	4,613
Snap, Inc. Class A (a)	6,240	67,205
TripAdvisor, Inc. (a)	664	9,807
TrueCar, Inc. (a)	754	2,813
Trump Media & Technology Group Corp. (a)	539	18,380
Vimeo, Inc. (a)	974	6,234
Yelp, Inc. (a)	394	15,248
Ziff Davis, Inc. (a)	264	14,346
ZipRecruiter, Inc. Class A (a)	515	3,729
ZoomInfo Technologies, Inc. (a)	1,535	16,133
		19,657,667
IT SERVICES — 0.8%
Accenture PLC Class A	3,642	1,281,219
Akamai Technologies, Inc. (a)	870	83,215
Applied Digital Corp. (a)	1,115	8,519
ASGN, Inc. (a)	267	22,252
Backblaze, Inc. Class A (a)	475	2,859
BigBear.ai Holdings, Inc. (a) (b)	769	3,422
BigCommerce Holdings, Inc. (a)	497	3,042
Cloudflare, Inc. Class A (a)	1,784	192,101
Cognizant Technology Solutions Corp. Class A	2,869	220,626
Core Scientific, Inc. (a)	1,636	22,986

17

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

Security Description	Shares	Value
Couchbase, Inc. (a)	259	$4,038
DigitalOcean Holdings, Inc. (a)	375	12,776
DXC Technology Co. (a)	1,085	21,678
EPAM Systems, Inc. (a)	330	77,161
Fastly, Inc. Class A (a)	801	7,561
Gartner, Inc. (a)	446	216,074
GoDaddy, Inc. Class A (a)	817	161,251
Grid Dynamics Holdings, Inc. (a)	370	8,229
Hackett Group, Inc.	162	4,977
International Business Machines Corp.	5,389	1,184,664
Kyndryl Holdings, Inc. (a)	1,375	47,575
MongoDB, Inc. (a)	435	101,272
Okta, Inc. (a)	950	74,860
Rackspace Technology, Inc. (a)	891	1,969
Snowflake, Inc. Class A (a)	1,953	301,563
TSS, Inc. (a) (b)	158	1,874
Twilio, Inc. Class A (a)	900	97,272
Unisys Corp. (a)	458	2,899
VeriSign, Inc. (a)	479	99,134
		4,267,068
LEISURE EQUIPMENT & PRODUCTS — 0.0% (f)
Acushnet Holdings Corp. (b)	166	11,799
Brunswick Corp.	393	25,419
Funko, Inc. Class A (a)	289	3,870
Hasbro, Inc.	782	43,722
JAKKS Pacific, Inc. (a)	36	1,013
Malibu Boats, Inc. Class A (a)	134	5,037
MasterCraft Boat Holdings, Inc. (a)	146	2,784
Mattel, Inc. (a)	2,035	36,081
Peloton Interactive, Inc. Class A (a)	2,107	18,331
Polaris, Inc.	312	17,977
Revelyst, Inc. (a)	343	6,596
Smith & Wesson Brands, Inc.	271	2,738
Sturm Ruger & Co., Inc.	102	3,608
Topgolf Callaway Brands Corp. (a)	874	6,870
YETI Holdings, Inc. (a)	497	19,140
		204,985
LIFE SCIENCES TOOLS & SERVICES — 0.6%
10X Genomics, Inc. Class A (a)	647	9,291
Adaptive Biotechnologies Corp. (a)	747	4,478
Agilent Technologies, Inc.	1,662	223,273
Avantor, Inc. (a)	3,935	82,910
Azenta, Inc. (a)	299	14,950
BioLife Solutions, Inc. (a)	226	5,867
Bio-Rad Laboratories, Inc. Class A (a)	115	37,779
Bio-Techne Corp.	936	67,420
Bruker Corp.	653	38,279
Charles River Laboratories International, Inc. (a)	291	53,719
ChromaDex Corp. (a)	399	2,117
Codexis, Inc. (a)	706	3,368
CryoPort, Inc. (a)	432	3,361
Cytek Biosciences, Inc. (a)	661	4,290
Security Description	Shares	Value
Danaher Corp.	3,742	$858,976
Fortrea Holdings, Inc. (a)	541	10,090
Illumina, Inc. (a)	924	123,474
IQVIA Holdings, Inc. (a)	996	195,724
Maravai LifeSciences Holdings, Inc. Class A (a)	950	5,177
MaxCyte, Inc. (a)	901	3,748
Medpace Holdings, Inc. (a)	150	49,834
Mesa Laboratories, Inc.	46	6,066
Mettler-Toledo International, Inc. (a)	122	149,289
OmniAb, Inc. (a)	800	2,832
Pacific Biosciences of California, Inc. (a) (b)	1,744	3,192
Personalis, Inc. (a)	421	2,433
Quanterix Corp. (a)	271	2,881
Quantum-Si, Inc. (a) (b)	632	1,706
Repligen Corp. (a)	310	44,621
Revvity, Inc.	702	78,350
Sotera Health Co. (a)	941	12,873
Standard BioTools, Inc. (a) (b)	2,078	3,637
Thermo Fisher Scientific, Inc.	2,226	1,158,032
Waters Corp. (a)	343	127,246
West Pharmaceutical Services, Inc.	422	138,230
		3,529,513
MACHINERY — 1.1%
3D Systems Corp. (a)	997	3,270
AGCO Corp.	371	34,681
Alamo Group, Inc.	63	11,712
Albany International Corp. Class A	185	14,794
Allison Transmission Holdings, Inc.	497	53,706
Astec Industries, Inc.	162	5,443
Atmus Filtration Technologies, Inc.	498	19,512
Barnes Group, Inc.	271	12,807
Blue Bird Corp. (a) (b)	186	7,185
Caterpillar, Inc.	2,812	1,020,081
Chart Industries, Inc. (a)	249	47,519
CNH Industrial NV	5,219	59,131
Columbus McKinnon Corp.	182	6,778
Crane Co.	291	44,159
Cummins, Inc.	801	279,229
Deere & Co.	1,485	629,195
Donaldson Co., Inc.	684	46,067
Douglas Dynamics, Inc.	149	3,521
Dover Corp.	795	149,142
Energy Recovery, Inc. (a)	367	5,395
Enerpac Tool Group Corp.	325	13,354
Enpro, Inc.	123	21,211
Esab Corp.	341	40,900
ESCO Technologies, Inc.	154	20,514
Federal Signal Corp.	363	33,538
Flowserve Corp.	780	44,866
Fortive Corp.	2,011	150,825
Franklin Electric Co., Inc.	235	22,901
FreightCar America, Inc. (a)	35	314
Gates Industrial Corp. PLC (a)	1,334	27,440
Gencor Industries, Inc. (a)	140	2,471

18

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

Security Description	Shares	Value
Gorman-Rupp Co.	148	$5,612
Graco, Inc.	969	81,677
Graham Corp. (a)	70	3,113
Greenbrier Cos., Inc.	185	11,283
Helios Technologies, Inc.	205	9,151
Hillenbrand, Inc.	438	13,482
Hillman Solutions Corp. (a)	1,218	11,863
Hyliion Holdings Corp. (a) (b)	965	2,519
Hyster-Yale, Inc.	68	3,463
IDEX Corp.	438	91,669
Illinois Tool Works, Inc.	1,548	392,511
Ingersoll Rand, Inc.	2,347	212,310
ITT, Inc.	466	66,582
John Bean Technologies Corp.	192	24,403
Kadant, Inc.	70	24,149
Kennametal, Inc.	445	10,689
L.B. Foster Co. Class A (a)	42	1,130
Lincoln Electric Holdings, Inc.	326	61,115
Lindsay Corp.	69	8,163
Luxfer Holdings PLC	208	2,723
Manitowoc Co., Inc. (a)	299	2,730
Middleby Corp. (a)	319	43,209
Miller Industries, Inc.	70	4,575
Mueller Industries, Inc.	674	53,489
Mueller Water Products, Inc. Class A	925	20,813
Nordson Corp.	322	67,375
Oshkosh Corp.	384	36,507
Otis Worldwide Corp.	2,327	215,503
PACCAR, Inc.	3,054	317,677
Palladyne AI Corp. (a) (b)	114	1,399
Parker-Hannifin Corp.	748	475,750
Park-Ohio Holdings Corp.	94	2,469
Pentair PLC	957	96,313
Proto Labs, Inc. (a)	153	5,981
RBC Bearings, Inc. (a)	173	51,751
REV Group, Inc.	304	9,689
Shyft Group, Inc.	225	2,642
Snap-on, Inc.	301	102,184
SPX Technologies, Inc. (a)	275	40,018
Standex International Corp.	73	13,650
Stanley Black & Decker, Inc.	915	73,465
Symbotic, Inc. (a)	231	5,477
Tennant Co.	116	9,458
Terex Corp.	394	18,211
Timken Co.	382	27,263
Titan International, Inc. (a)	446	3,028
Toro Co.	592	47,419
Trinity Industries, Inc.	500	17,550
Wabash National Corp.	292	5,002
Watts Water Technologies, Inc. Class A	164	33,341
Westinghouse Air Brake Technologies Corp.	995	188,642
Xylem, Inc.	1,413	163,936
		6,025,784
Security Description	Shares	Value
MARINE — 0.0% (f)
Genco Shipping & Trading Ltd.	265	$3,694
Kirby Corp. (a)	324	34,279
Matson, Inc.	202	27,238
		65,211
MEDIA — 0.4%
Altice USA, Inc. Class A (a)	1,529	3,685
AMC Networks, Inc. Class A (a)	173	1,713
Boston Omaha Corp. Class A (a) (b)	206	2,921
Cable One, Inc. (b)	28	10,139
Charter Communications, Inc. Class A (a)	564	193,322
Clear Channel Outdoor Holdings, Inc. (a)	2,144	2,937
Comcast Corp. Class A	22,242	834,742
EchoStar Corp. Class A (a)	728	16,671
Fox Corp. Class A	1,367	66,409
Fox Corp. Class B	676	30,920
Gannett Co., Inc. (a)	746	3,775
Ibotta, Inc. Class A (a) (b)	47	3,059
iHeartMedia, Inc. Class A (a)	1,266	2,507
Integral Ad Science Holding Corp. (a)	446	4,656
Interpublic Group of Cos., Inc.	2,114	59,234
John Wiley & Sons, Inc. Class A	228	9,966
John Wiley & Sons, Inc. Class B	22	969
Liberty Broadband Corp. Class A (a)	303	22,531
Liberty Broadband Corp. Class C (a)	451	33,717
Magnite, Inc. (a)	740	11,781
National CineMedia, Inc. (a)	582	3,865
New York Times Co. Class A	924	48,094
News Corp. Class A	2,673	73,615
News Corp. Class B	176	5,356
Nexstar Media Group, Inc.	165	26,065
Omnicom Group, Inc.	1,122	96,537
Paramount Global Class A	178	3,969
Paramount Global Class B	3,302	34,539
PubMatic, Inc. Class A (a)	252	3,702
Scholastic Corp.	178	3,797
Sinclair, Inc.	257	4,148
Sirius XM Holdings, Inc.	1,319	30,073
Stagwell, Inc. (a)	588	3,869
TechTarget, Inc. (a)	161	3,191
TEGNA, Inc.	973	17,796
Thryv Holdings, Inc. (a)	263	3,892
Trade Desk, Inc. Class A (a)	2,613	307,106
WideOpenWest, Inc. (a)	585	2,902
		1,988,170
METALS & MINING — 0.2%
Alcoa Corp.	1,532	57,879
Alpha Metallurgical Resources, Inc. (a)	65	13,008
Arch Resources, Inc.	108	15,252
ATI, Inc. (a)	830	45,683
Carpenter Technology Corp.	285	48,367

19

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

Security Description	Shares	Value
Century Aluminum Co. (a)	309	$5,630
Cleveland-Cliffs, Inc. (a)	2,875	27,025
Coeur Mining, Inc. (a)	2,363	13,516
Commercial Metals Co.	641	31,794
Compass Minerals International, Inc.	224	2,520
Freeport-McMoRan, Inc.	8,380	319,110
Gatos Silver, Inc. (a)	303	4,236
Hecla Mining Co.	3,688	18,108
Ivanhoe Electric, Inc. (a) (b)	634	4,787
Kaiser Aluminum Corp.	91	6,395
Materion Corp.	126	12,459
McEwen Mining, Inc. (a)	346	2,692
Metallus, Inc. (a)	251	3,547
MP Materials Corp. (a)	736	11,482
Newmont Corp.	6,648	247,438
Nucor Corp.	1,368	159,659
Olympic Steel, Inc.	77	2,526
Radius Recycling, Inc.	198	3,013
Ramaco Resources, Inc. Class B	282	2,786
Reliance, Inc.	314	84,548
Royal Gold, Inc.	391	51,553
Ryerson Holding Corp.	231	4,276
Steel Dynamics, Inc.	823	93,880
SunCoke Energy, Inc.	493	5,275
U.S. Steel Corp.	1,329	45,173
Universal Stainless & Alloy Products, Inc. (a)	68	2,994
Warrior Met Coal, Inc.	315	17,086
Worthington Steel, Inc.	210	6,682
		1,370,379
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.1%
AGNC Investment Corp. REIT (b)	5,119	47,146
Annaly Capital Management, Inc. REIT	2,898	53,033
Apollo Commercial Real Estate Finance, Inc. REIT	914	7,915
Arbor Realty Trust, Inc. REIT (b)	1,143	15,831
ARES Commercial Real Estate Corp. REIT (b)	492	2,898
ARMOUR Residential REIT, Inc. (b)	223	4,206
Blackstone Mortgage Trust, Inc. Class A REIT	1,076	18,733
BrightSpire Capital, Inc. REIT	989	5,578
Chicago Atlantic Real Estate Finance, Inc. REIT	189	2,914
Chimera Investment Corp. REIT (b)	486	6,804
Claros Mortgage Trust, Inc. REIT (b)	618	2,793
Dynex Capital, Inc. REIT (b)	417	5,275
Ellington Financial, Inc. REIT (b)	559	6,775
Franklin BSP Realty Trust, Inc. REIT	596	7,474
Granite Point Mortgage Trust, Inc. REIT	862	2,405
Invesco Mortgage Capital, Inc. REIT (b)	368	2,962
Security Description	Shares	Value
KKR Real Estate Finance Trust, Inc. REIT	413	$4,171
Ladder Capital Corp. REIT	745	8,337
MFA Financial, Inc. REIT (b)	626	6,379
New York Mortgage Trust, Inc. REIT	725	4,393
Orchid Island Capital, Inc. REIT	382	2,972
PennyMac Mortgage Investment Trust REIT	426	5,363
Ready Capital Corp. REIT (b)	807	5,504
Redwood Trust, Inc. REIT	898	5,864
Rithm Capital Corp. REIT	3,051	33,042
TPG RE Finance Trust, Inc. REIT	425	3,613
Two Harbors Investment Corp. REIT	520	6,152
Starwood Property Trust, Inc. REIT	1,909	36,176
		314,708
MULTI-UTILITIES — 0.3%
Ameren Corp.	1,570	139,950
Avista Corp.	479	17,546
Black Hills Corp.	403	23,584
CenterPoint Energy, Inc.	3,798	120,510
CMS Energy Corp.	1,729	115,238
Consolidated Edison, Inc.	2,045	182,475
Dominion Energy, Inc.	4,921	265,045
DTE Energy Co.	1,199	144,779
NiSource, Inc.	2,658	97,708
Northwestern Energy Group, Inc.	355	18,978
Public Service Enterprise Group, Inc.	2,912	246,035
Sempra	3,669	321,845
Unitil Corp.	114	6,178
WEC Energy Group, Inc.	1,847	173,692
		1,873,563
OFFICE REITs — 0.0% (f)
Brandywine Realty Trust REIT	1,202	6,731
BXP, Inc. REIT	829	61,644
COPT Defense Properties REIT	640	19,808
Cousins Properties, Inc. REIT	901	27,607
Douglas Emmett, Inc. REIT	979	18,170
Easterly Government Properties, Inc. REIT	631	7,168
Highwoods Properties, Inc. REIT	616	18,837
Hudson Pacific Properties, Inc. REIT	1,276	3,866
JBG SMITH Properties REIT	535	8,223
Kilroy Realty Corp. REIT	618	24,998
NET Lease Office Properties REIT (a) (b)	115	3,589
Orion Office REIT, Inc.	767	2,846
Paramount Group, Inc. REIT	1,373	6,783
Peakstone Realty Trust REIT	112	1,240
Piedmont Office Realty Trust, Inc. Class A REIT	777	7,110
Postal Realty Trust, Inc. Class A REIT	216	2,819
SL Green Realty Corp. REIT	383	26,013

20

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

Security Description	Shares	Value
Vornado Realty Trust REIT	982	$41,283
		288,735
OIL, GAS & CONSUMABLE FUELS — 1.7%
Amplify Energy Corp. (a) (b)	457	2,742
Antero Midstream Corp.	1,997	30,135
Antero Resources Corp. (a)	1,735	60,812
APA Corp.	2,170	50,105
California Resources Corp.	414	21,482
Calumet, Inc. (a) (b)	419	9,226
Centrus Energy Corp. Class A (a) (b)	86	5,728
Cheniere Energy, Inc.	1,309	281,265
Chevron Corp.	9,743	1,411,176
Chord Energy Corp.	344	40,220
Civitas Resources, Inc.	472	21,651
Clean Energy Fuels Corp. (a)	1,194	2,997
CNX Resources Corp. (a)	896	32,856
Comstock Resources, Inc. (a) (b)	558	10,167
ConocoPhillips	7,552	748,932
CONSOL Energy, Inc.	158	16,855
Coterra Energy, Inc.	4,256	108,698
Crescent Energy Co. Class A	899	13,134
CVR Energy, Inc.	244	4,573
Delek U.S. Holdings, Inc.	413	7,640
Devon Energy Corp.	3,679	120,414
Diamondback Energy, Inc.	1,097	179,722
Dorian LPG Ltd.	221	5,386
DT Midstream, Inc.	579	57,570
EOG Resources, Inc.	3,280	402,062
EQT Corp.	3,474	160,186
Excelerate Energy, Inc. Class A	117	3,539
Expand Energy Corp.	1,223	121,750
Exxon Mobil Corp.	25,638	2,757,880
Gevo, Inc. (a) (b)	687	1,436
Granite Ridge Resources, Inc. (b)	462	2,985
Green Plains, Inc. (a)	422	4,001
Gulfport Energy Corp. (a)	72	13,262
Hallador Energy Co. (a)	233	2,668
Hess Corp.	1,610	214,146
HF Sinclair Corp.	961	33,683
HighPeak Energy, Inc.	205	3,014
International Seaways, Inc. (b)	239	8,590
Kinder Morgan, Inc.	11,279	309,045
Kinetik Holdings, Inc.	233	13,213
Kosmos Energy Ltd. (a)	2,824	9,658
Magnolia Oil & Gas Corp. Class A	1,106	25,858
Marathon Petroleum Corp.	1,875	261,562
Matador Resources Co.	683	38,426
Murphy Oil Corp.	834	25,237
New Fortress Energy, Inc.	660	9,979
NextDecade Corp. (a)	857	6,607
Northern Oil & Gas, Inc.	573	21,293
Occidental Petroleum Corp.	3,928	194,082
ONEOK, Inc.	3,413	342,665
Ovintiv, Inc.	1,502	60,831
Par Pacific Holdings, Inc. (a)	325	5,327
Security Description	Shares	Value
PBF Energy, Inc. Class A	599	$15,903
Peabody Energy Corp.	745	15,600
Permian Resources Corp.	3,724	53,551
Phillips 66 Co.	2,405	274,002
Range Resources Corp.	1,434	51,595
REX American Resources Corp. (a)	95	3,961
Riley Exploration Permian, Inc.	22	702
Sable Offshore Corp. (a)	305	6,985
SandRidge Energy, Inc.	260	3,045
Sitio Royalties Corp. Class A	503	9,648
SM Energy Co.	671	26,008
Summit Midstream Corp. (a)	83	3,136
Talos Energy, Inc. (a)	756	7,341
Targa Resources Corp.	1,273	227,230
Texas Pacific Land Corp.	110	121,656
Uranium Energy Corp. (a)	2,440	16,324
VAALCO Energy, Inc.	659	2,880
Valero Energy Corp.	1,846	226,301
Viper Energy, Inc.	618	30,325
Vital Energy, Inc. (a) (b)	152	4,700
Vitesse Energy, Inc. (b)	166	4,150
Williams Cos., Inc.	7,118	385,226
World Kinect Corp.	330	9,078
		9,795,818
PERSONAL CARE PRODUCTS — 0.1%
BellRing Brands, Inc. (a)	745	56,128
Coty, Inc. Class A (a)	2,247	15,639
Edgewell Personal Care Co.	301	10,114
elf Beauty, Inc. (a)	336	42,185
Estee Lauder Cos., Inc. Class A	1,354	101,523
Herbalife Ltd. (a)	633	4,235
Honest Co., Inc. (a)	433	3,001
Interparfums, Inc.	111	14,598
Kenvue, Inc.	11,210	239,333
Nu Skin Enterprises, Inc. Class A	395	2,721
USANA Health Sciences, Inc. (a)	79	2,835
		492,312
PAPER & FOREST PRODUCTS — 0.0% (f)
Clearwater Paper Corp. (a)	120	3,572
Louisiana-Pacific Corp.	369	38,210
Magnera Corp. (a)	218	3,961
Mercer International, Inc.	482	3,133
Sylvamo Corp.	202	15,962
		64,838
PHARMACEUTICALS — 1.7%
Aclaris Therapeutics, Inc. (a)	654	1,622
Amneal Pharmaceuticals, Inc. (a)	907	7,183
Amphastar Pharmaceuticals, Inc. (a)	230	8,540
Amylyx Pharmaceuticals, Inc. (a)	575	2,174
ANI Pharmaceuticals, Inc. (a)	106	5,860
Aquestive Therapeutics, Inc. (a) (b)	622	2,214
Arvinas, Inc. (a)	409	7,841
Atea Pharmaceuticals, Inc. (a)	955	3,199
Axsome Therapeutics, Inc. (a)	244	20,645

21

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

Security Description	Shares	Value
Bristol-Myers Squibb Co.	11,848	$670,123
Cassava Sciences, Inc. (a) (b)	272	642
Collegium Pharmaceutical, Inc. (a)	189	5,415
Corcept Therapeutics, Inc. (a)	553	27,866
CorMedix, Inc. (a)	287	2,325
Edgewise Therapeutics, Inc. (a)	349	9,318
Elanco Animal Health, Inc. (a)	2,932	35,507
Eli Lilly & Co.	4,594	3,546,568
Enliven Therapeutics, Inc. (a) (b)	196	4,410
Esperion Therapeutics, Inc. (a)	1,245	2,739
Eton Pharmaceuticals, Inc. (a)	133	1,772
Evolus, Inc. (a)	365	4,030
EyePoint Pharmaceuticals, Inc. (a)	343	2,555
Harmony Biosciences Holdings, Inc. (a)	226	7,777
Harrow, Inc. (a)	184	6,173
Innoviva, Inc. (a)	325	5,639
Intra-Cellular Therapies, Inc. (a)	587	49,026
Jazz Pharmaceuticals PLC (a)	348	42,856
Johnson & Johnson	14,040	2,030,465
Ligand Pharmaceuticals, Inc. (a)	110	11,787
Liquidia Corp. (a)	303	3,563
Merck & Co., Inc.	14,749	1,467,231
Mind Medicine MindMed, Inc. (a) (b)	475	3,306
Nektar Therapeutics (a)	1,613	1,500
Neumora Therapeutics, Inc. (a) (b)	526	5,576
Nuvation Bio, Inc. (a)	1,158	3,080
Ocular Therapeutix, Inc. (a)	769	6,567
Omeros Corp. (a) (b)	327	3,231
Organon & Co.	1,479	22,067
Pacira BioSciences, Inc. (a)	297	5,595
Perrigo Co. PLC	822	21,134
Pfizer, Inc.	33,050	876,816
Phathom Pharmaceuticals, Inc. (a) (b)	320	2,598
Phibro Animal Health Corp. Class A	132	2,772
Pliant Therapeutics, Inc. (a)	416	5,479
Prestige Consumer Healthcare, Inc. (a)	294	22,958
Revance Therapeutics, Inc. (a)	798	2,426
Royalty Pharma PLC Class A	2,207	56,301
SIGA Technologies, Inc.	142	853
Supernus Pharmaceuticals, Inc. (a)	328	11,860
Tarsus Pharmaceuticals, Inc. (a)	212	11,738
Terns Pharmaceuticals, Inc. (a)	508	2,814
Theravance Biopharma, Inc. (a)	302	2,842
Trevi Therapeutics, Inc. (a)	361	1,487
Viatris, Inc.	7,101	88,407
WaVe Life Sciences Ltd. (a)	690	8,535
Xeris Biopharma Holdings, Inc. (a)	997	3,380
Zevra Therapeutics, Inc. (a) (b)	339	2,827
Zoetis, Inc.	2,628	428,180
		9,601,394
PROFESSIONAL SERVICES — 0.5%
Alight, Inc. Class A	2,733	18,912
Amentum Holdings, Inc. (a)	741	15,583
Security Description	Shares	Value
Automatic Data Processing, Inc.	2,373	$694,648
Barrett Business Services, Inc.	161	6,994
Booz Allen Hamilton Holding Corp.	745	95,882
Broadridge Financial Solutions, Inc.	680	153,741
CACI International, Inc. Class A (a)	132	53,336
CBIZ, Inc. (a)	301	24,631
Clarivate PLC (a) (b)	2,817	14,310
Concentrix Corp.	279	12,072
Conduent, Inc. (a)	861	3,479
CRA International, Inc.	42	7,862
CSG Systems International, Inc.	169	8,638
Dayforce, Inc. (a) (b)	912	66,248
Dun & Bradstreet Holdings, Inc.	1,906	23,749
Equifax, Inc.	720	183,492
ExlService Holdings, Inc. (a)	963	42,738
Exponent, Inc.	304	27,086
First Advantage Corp. (a)	327	6,125
Franklin Covey Co. (a)	85	3,194
FTI Consulting, Inc. (a)	211	40,328
Genpact Ltd.	918	39,428
Heidrick & Struggles International, Inc.	130	5,760
Huron Consulting Group, Inc. (a)	101	12,550
ICF International, Inc.	115	13,709
Innodata, Inc. (a)	151	5,968
Insperity, Inc.	213	16,510
Jacobs Solutions, Inc.	720	96,206
KBR, Inc.	785	45,475
Kelly Services, Inc. Class A	223	3,109
Kforce, Inc.	98	5,557
Korn Ferry	316	21,314
Legalzoom.com, Inc. (a)	652	4,897
Leidos Holdings, Inc.	776	111,791
ManpowerGroup, Inc.	285	16,450
Maximus, Inc.	352	26,277
NV5 Global, Inc. (a)	320	6,029
Parsons Corp. (a)	279	25,738
Paychex, Inc.	1,858	260,529
Paycom Software, Inc.	288	59,031
Paycor HCM, Inc. (a)	507	9,415
Paylocity Holding Corp. (a)	258	51,463
Planet Labs PBC (a) (b)	1,333	5,385
Resources Connection, Inc.	363	3,096
Robert Half, Inc.	572	40,303
Science Applications International Corp.	285	31,857
Spire Global, Inc. (a)	206	2,898
SS&C Technologies Holdings, Inc.	1,260	95,483
TaskUS, Inc. Class A (a) (b)	94	1,592
TransUnion	1,124	104,206
TriNet Group, Inc.	183	16,611
TrueBlue, Inc. (a)	444	3,730
UL Solutions, Inc. Class A	353	17,608
Upwork, Inc. (a)	737	12,050
Verisk Analytics, Inc.	823	226,679
Verra Mobility Corp. (a)	976	23,600

22

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

Security Description	Shares	Value
Willdan Group, Inc. (a)	80	$3,047
		2,928,399
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Anywhere Real Estate, Inc. (a)	726	2,396
CBRE Group, Inc. Class A (a)	1,755	230,414
Compass, Inc. Class A (a)	2,470	14,449
CoStar Group, Inc. (a)	2,399	171,744
Cushman & Wakefield PLC (a)	1,370	17,920
eXp World Holdings, Inc. (b)	506	5,824
Forestar Group, Inc. (a)	124	3,214
FRP Holdings, Inc. (a)	115	3,522
Howard Hughes Holdings, Inc. (a)	184	14,153
Jones Lang LaSalle, Inc. (a)	276	69,867
Kennedy-Wilson Holdings, Inc.	815	8,142
Marcus & Millichap, Inc.	184	7,040
Newmark Group, Inc. Class A	809	10,363
Opendoor Technologies, Inc. (a)	3,757	6,011
Redfin Corp. (a)	731	5,753
RMR Group, Inc. Class A	137	2,828
Seaport Entertainment Group, Inc. (a)	6	168
St. Joe Co.	238	10,693
Tejon Ranch Co. (a)	121	1,924
Zillow Group, Inc. Class A (a)	293	20,759
Zillow Group, Inc. Class C (a)	916	67,830
		675,014
RESIDENTIAL REITs — 0.2%
American Homes 4 Rent Class A REIT	1,867	69,863
Apartment Investment & Management Co. Class A REIT (a)	661	6,008
AvalonBay Communities, Inc. REIT	828	182,135
BRT Apartments Corp. REIT	152	2,741
Camden Property Trust REIT	626	72,641
Centerspace REIT	96	6,350
Elme Communities REIT	552	8,429
Equity LifeStyle Properties, Inc. REIT	1,130	75,258
Equity Residential REIT	1,993	143,018
Essex Property Trust, Inc. REIT	373	106,469
Independence Realty Trust, Inc. REIT	1,318	26,149
Invitation Homes, Inc. REIT	3,307	105,725
Mid-America Apartment Communities, Inc. REIT	679	104,953
NexPoint Residential Trust, Inc. REIT	132	5,511
Sun Communities, Inc. REIT	693	85,218
UDR, Inc. REIT	1,722	74,752
UMH Properties, Inc. REIT	392	7,401
Veris Residential, Inc. REIT	558	9,280
		1,091,901
RETAIL REITs — 0.2%
Acadia Realty Trust REIT	633	15,293
Security Description	Shares	Value
Agree Realty Corp. REIT	611	$43,045
Alexander's, Inc. REIT	15	3,001
Brixmor Property Group, Inc. REIT	1,701	47,356
CBL & Associates Properties, Inc. REIT	100	2,941
Curbline Properties Corp. REIT	558	12,957
Federal Realty Investment Trust REIT	442	49,482
Getty Realty Corp. REIT	320	9,642
InvenTrust Properties Corp. REIT	459	13,830
Kimco Realty Corp. REIT	3,906	91,517
Kite Realty Group Trust REIT	1,279	32,282
Macerich Co. REIT	1,280	25,497
NETSTREIT Corp. (b)	434	6,141
NNN REIT, Inc.	1,089	44,486
Phillips Edison & Co., Inc. REIT	721	27,009
Realty Income Corp. REIT	5,125	273,726
Regency Centers Corp. REIT	974	72,008
Retail Opportunity Investments Corp. REIT	735	12,759
Saul Centers, Inc. REIT	130	5,044
Simon Property Group, Inc. REIT	1,784	307,223
SITE Centers Corp. REIT	207	3,165
Tanger, Inc. REIT	645	22,014
Urban Edge Properties REIT	709	15,243
Whitestone REIT	289	4,095
		1,139,756
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.2%
ACM Research, Inc. Class A (a) (b)	289	4,364
Advanced Micro Devices, Inc. (a)	9,458	1,142,432
Aehr Test Systems (a)	148	2,461
Allegro MicroSystems, Inc. (a)	762	16,657
Alpha & Omega Semiconductor Ltd. (a)	147	5,443
Ambarella, Inc. (a)	233	16,948
Amkor Technology, Inc.	677	17,392
Analog Devices, Inc.	2,897	615,497
Applied Materials, Inc.	4,801	780,787
Astera Labs, Inc. (a)	122	16,159
Axcelis Technologies, Inc. (a)	192	13,415
Broadcom, Inc.	27,233	6,313,699
CEVA, Inc. (a)	146	4,606
Cirrus Logic, Inc. (a)	315	31,368
Cohu, Inc. (a)	306	8,170
Credo Technology Group Holding Ltd. (a)	843	56,658
Diodes, Inc. (a)	281	17,329
Enphase Energy, Inc. (a)	804	55,219
Entegris, Inc.	876	86,777
First Solar, Inc. (a)	624	109,974
FormFactor, Inc. (a)	455	20,020
Ichor Holdings Ltd. (a)	208	6,702
Impinj, Inc. (a)	135	19,610
indie Semiconductor, Inc. Class A (a)	1,011	4,095

23

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

Security Description	Shares	Value
Intel Corp.	25,149	$504,237
KLA Corp.	779	490,864
Kulicke & Soffa Industries, Inc.	332	15,491
Lam Research Corp.	7,496	541,436
Lattice Semiconductor Corp. (a)	817	46,283
MACOM Technology Solutions Holdings, Inc. (a)	344	44,689
Marvell Technology, Inc.	5,052	557,993
MaxLinear, Inc. (a)	466	9,217
Microchip Technology, Inc.	3,129	179,448
Micron Technology, Inc.	6,461	543,758
MKS Instruments, Inc.	397	41,443
Monolithic Power Systems, Inc.	284	168,043
Navitas Semiconductor Corp. (a) (b)	811	2,895
NVE Corp.	40	3,257
NVIDIA Corp.	143,027	19,207,096
NXP Semiconductors NV	1,481	307,826
ON Semiconductor Corp. (a)	2,482	156,490
Onto Innovation, Inc. (a)	293	48,834
PDF Solutions, Inc. (a)	198	5,362
Penguin Solutions, Inc. (a)	314	6,026
Photronics, Inc. (a)	362	8,529
Power Integrations, Inc.	343	21,163
Qorvo, Inc. (a)	559	39,091
QUALCOMM, Inc.	6,474	994,536
Rambus, Inc. (a)	637	33,672
Rigetti Computing, Inc. (a) (b)	933	14,238
Semtech Corp. (a)	451	27,894
Silicon Laboratories, Inc. (a)	194	24,099
SiTime Corp. (a)	111	23,813
Skyworks Solutions, Inc.	922	81,763
SolarEdge Technologies, Inc. (a) (b)	434	5,902
Synaptics, Inc. (a)	235	17,935
Teradyne, Inc.	945	118,994
Texas Instruments, Inc.	5,319	997,366
Ultra Clean Holdings, Inc. (a)	263	9,455
Universal Display Corp.	260	38,012
Veeco Instruments, Inc. (a)	334	8,951
Wolfspeed, Inc. (a) (b)	776	5,168
		34,717,051
SOFTWARE — 6.1%
8x8, Inc. (a)	1,115	2,977
A10 Networks, Inc.	456	8,390
ACI Worldwide, Inc. (a)	624	32,392
Adeia, Inc.	662	9,255
Adobe, Inc. (a)	2,565	1,140,604
Agilysys, Inc. (a)	133	17,517
Alarm.com Holdings, Inc. (a)	295	17,936
Alkami Technology, Inc. (a)	398	14,599
Altair Engineering, Inc. Class A (a)	353	38,516
Amplitude, Inc. Class A (a)	490	5,169
ANSYS, Inc. (a)	508	171,364
Appfolio, Inc. Class A (a)	136	33,554
Appian Corp. Class A (a)	250	8,245
AppLovin Corp. Class A (a)	1,253	405,759
Asana, Inc. Class A (a)	528	10,703
Security Description	Shares	Value
Aspen Technology, Inc. (a)	159	$39,691
Atlassian Corp. Class A (a)	941	229,021
Aurora Innovation, Inc. (a)	5,883	37,063
Autodesk, Inc. (a)	1,249	369,167
AvePoint, Inc. (a)	632	10,434
Bentley Systems, Inc. Class B	916	42,777
Bill Holdings, Inc. (a)	556	47,099
Blackbaud, Inc. (a)	239	17,667
BlackLine, Inc. (a)	300	18,228
Blend Labs, Inc. Class A (a)	1,208	5,086
Box, Inc. Class A (a)	853	26,955
Braze, Inc. Class A (a)	361	15,119
C3.ai, Inc. Class A (a)	652	22,448
Cadence Design Systems, Inc. (a)	1,598	480,135
CCC Intelligent Solutions Holdings, Inc. (a)	2,502	29,348
Cerence, Inc. (a)	270	2,120
Cipher Mining, Inc. (a)	1,124	5,215
Cleanspark, Inc. (a) (b)	1,409	12,977
Clear Secure, Inc. Class A	551	14,679
Clearwater Analytics Holdings, Inc. Class A (a)	1,111	30,575
Commvault Systems, Inc. (a)	259	39,086
Confluent, Inc. Class A (a)	1,489	41,632
Consensus Cloud Solutions, Inc. (a)	128	3,054
Crowdstrike Holdings, Inc. Class A (a)	1,356	463,969
Daily Journal Corp. (a)	6	3,408
Datadog, Inc. Class A (a)	1,826	260,917
Digimarc Corp. (a) (b)	103	3,857
DocuSign, Inc. (a)	1,179	106,039
Dolby Laboratories, Inc. Class A	358	27,960
Domo, Inc. Class B (a)	342	2,421
DoubleVerify Holdings, Inc. (a)	838	16,098
Dropbox, Inc. Class A (a)	1,267	38,061
D-Wave Quantum, Inc. (a) (b)	1,064	8,938
Dynatrace, Inc. (a)	1,725	93,754
E2open Parent Holdings, Inc. (a)	1,507	4,009
Elastic NV (a)	507	50,234
Enfusion, Inc. Class A (a)	311	3,203
Fair Isaac Corp. (a)	142	282,712
Five9, Inc. (a)	450	18,288
Fortinet, Inc. (a)	3,705	350,048
Freshworks, Inc. Class A (a)	1,089	17,609
Gen Digital, Inc.	3,143	86,055
Gitlab, Inc. Class A (a)	689	38,825
Guidewire Software, Inc. (a)	489	82,436
HashiCorp, Inc. Class A (a)	879	30,071
HubSpot, Inc. (a)	301	209,728
Hut 8 Corp. (a)	533	10,921
Informatica, Inc. Class A (a)	499	12,939
Intapp, Inc. (a)	294	18,842
InterDigital, Inc.	149	28,864
Intuit, Inc.	1,633	1,026,340
Jamf Holding Corp. (a)	402	5,648
Klaviyo, Inc. Class A (a)	437	18,022

24

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

Security Description	Shares	Value
LiveRamp Holdings, Inc. (a)	402	$12,209
Logility Supply Chain Solutions, Inc. Class A	271	3,003
Manhattan Associates, Inc. (a)	354	95,665
MARA Holdings, Inc. (a) (b)	1,839	30,840
Matterport, Inc. (a)	1,756	8,323
Meridianlink, Inc. (a)	185	3,820
Microsoft Corp.	43,346	18,270,339
MicroStrategy, Inc. Class A (a)	1,114	322,637
Mitek Systems, Inc. (a)	345	3,840
N-able, Inc. (a)	477	4,455
nCino, Inc. (a)	546	18,335
NCR Voyix Corp. (a)	908	12,567
NextNav, Inc. (a)	403	6,271
Nutanix, Inc. Class A (a)	1,455	89,017
Olo, Inc. Class A (a)	714	5,484
ON24, Inc. (a)	472	3,049
OneSpan, Inc. (a)	214	3,968
Onestream, Inc. (a)	272	7,757
Ooma, Inc. (a)	220	3,093
Oracle Corp.	9,368	1,561,084
PagerDuty, Inc. (a)	587	10,719
Palantir Technologies, Inc. Class A (a)	11,949	903,703
Palo Alto Networks, Inc. (a)	3,815	694,177
Pegasystems, Inc.	267	24,884
Porch Group, Inc. (a) (b)	568	2,795
Procore Technologies, Inc. (a)	627	46,981
Progress Software Corp.	255	16,613
PROS Holdings, Inc. (a)	276	6,061
PTC, Inc. (a)	696	127,974
Q2 Holdings, Inc. (a)	356	35,831
Qualys, Inc. (a)	218	30,568
Quantum Computing, Inc. (a) (b)	440	7,282
QXO, Inc.	1,462	23,246
Rapid7, Inc. (a)	377	15,167
Red Violet, Inc. (a)	85	3,077
ReposiTrak, Inc. (b)	130	2,877
RingCentral, Inc. Class A (a)	489	17,120
Riot Platforms, Inc. (a)	1,701	17,367
Roper Technologies, Inc.	623	323,867
Rubrik, Inc. Class A (a)	376	24,575
Salesforce, Inc.	5,572	1,862,887
Samsara, Inc. Class A (a)	1,216	53,127
SEMrush Holdings, Inc. Class A (a)	213	2,530
SentinelOne, Inc. Class A (a)	1,702	37,784
ServiceNow, Inc. (a)	1,201	1,273,204
Smartsheet, Inc. Class A (a)	779	43,647
SolarWinds Corp.	350	4,987
SoundHound AI, Inc. Class A (a) (b)	1,965	38,986
Sprinklr, Inc. Class A (a)	752	6,354
Sprout Social, Inc. Class A (a)	306	9,397
SPS Commerce, Inc. (a)	219	40,294
Synopsys, Inc. (a)	894	433,912
Tenable Holdings, Inc. (a)	711	27,999
Teradata Corp. (a)	566	17,631
Security Description	Shares	Value
Terawulf, Inc. (a)	1,731	$9,797
Tyler Technologies, Inc. (a)	250	144,160
UiPath, Inc. Class A (a)	2,439	31,000
Unity Software, Inc. (a)	1,728	38,828
Varonis Systems, Inc. (a)	665	29,546
Verint Systems, Inc. (a)	361	9,909
Veritone, Inc. (a) (b)	118	387
Vertex, Inc. Class A (a)	309	16,485
Viant Technology, Inc. Class A (a)	61	1,158
Weave Communications, Inc. (a)	259	4,123
Workday, Inc. Class A (a)	1,240	319,957
Workiva, Inc. (a)	309	33,835
Xperi, Inc. (a)	355	3,646
Yext, Inc. (a)	684	4,350
Zeta Global Holdings Corp. Class A (a)	1,197	21,534
Zoom Communications, Inc. (a)	1,526	124,537
Zscaler, Inc. (a)	555	100,128
Zuora, Inc. Class A (a)	843	8,363
		34,331,894
SPECIALIZED REITs — 0.5%
American Tower Corp. REIT	2,733	501,260
Crown Castle, Inc. REIT	2,551	231,529
CubeSmart REIT	1,328	56,905
Digital Realty Trust, Inc. REIT	1,815	321,854
EPR Properties REIT	439	19,439
Equinix, Inc. REIT	562	529,904
Extra Space Storage, Inc. REIT	1,238	185,205
Farmland Partners, Inc. REIT (b)	289	3,399
Four Corners Property Trust, Inc. REIT	546	14,818
Gaming & Leisure Properties, Inc. REIT	1,585	76,334
Gladstone Land Corp. REIT	251	2,723
Iron Mountain, Inc. REIT	1,715	180,264
Lamar Advertising Co. Class A REIT	498	60,626
National Storage Affiliates Trust REIT	411	15,581
Outfront Media, Inc. REIT	791	14,032
PotlatchDeltic Corp. REIT	439	17,231
Public Storage REIT	920	275,485
Rayonier, Inc. REIT	810	21,141
Safehold, Inc. REIT	281	5,193
SBA Communications Corp. REIT	628	127,986
Uniti Group, Inc. REIT	1,497	8,233
VICI Properties, Inc. REIT	6,097	178,093
Weyerhaeuser Co. REIT	4,321	121,636
		2,968,871
SPECIALTY RETAIL — 1.2%
Abercrombie & Fitch Co. Class A (a)	303	45,289
Academy Sports & Outdoors, Inc. (b)	425	24,450
Advance Auto Parts, Inc.	356	16,835
American Eagle Outfitters, Inc.	1,052	17,537
America's Car-Mart, Inc. (a)	72	3,690

25

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

Security Description	Shares	Value
Arhaus, Inc. (b)	335	$3,149
Arko Corp.	510	3,361
Asbury Automotive Group, Inc. (a)	118	28,678
AutoNation, Inc. (a)	153	25,985
AutoZone, Inc. (a)	99	316,998
Bath & Body Works, Inc.	1,268	49,160
Best Buy Co., Inc.	1,137	97,555
Beyond, Inc. (a) (b)	487	2,401
Boot Barn Holdings, Inc. (a)	180	27,328
Buckle, Inc.	178	9,044
Build-A-Bear Workshop, Inc.	82	3,775
Burlington Stores, Inc. (a)	365	104,047
Caleres, Inc.	205	4,748
Camping World Holdings, Inc. Class A	362	7,631
CarMax, Inc. (a)	898	73,420
Carvana Co. (a)	689	140,115
Chewy, Inc. Class A (a)	837	28,031
Dick's Sporting Goods, Inc.	334	76,433
EVgo, Inc. (a)	786	3,183
Five Below, Inc. (a)	328	34,427
Floor & Decor Holdings, Inc. Class A (a)	637	63,509
Foot Locker, Inc. (a)	491	10,684
GameStop Corp. Class A (a)	2,358	73,900
Gap, Inc.	1,309	30,932
Genesco, Inc. (a)	102	4,360
Group 1 Automotive, Inc.	78	32,875
Guess?, Inc. (b)	181	2,545
Haverty Furniture Cos., Inc. Class A	163	3,633
Home Depot, Inc.	5,787	2,251,085
Leslie's, Inc. (a)	1,170	2,609
Lithia Motors, Inc.	159	56,831
Lowe's Cos., Inc.	3,305	815,674
MarineMax, Inc. (a)	149	4,314
Monro, Inc.	186	4,613
Murphy USA, Inc.	107	53,687
National Vision Holdings, Inc. (a)	506	5,272
ODP Corp. (a)	203	4,616
OneWater Marine, Inc. Class A (a)	156	2,711
O'Reilly Automotive, Inc. (a)	336	398,429
Penske Automotive Group, Inc.	115	17,531
Petco Health & Wellness Co., Inc. (a)	739	2,816
RealReal, Inc. (a) (b)	510	5,574
Revolve Group, Inc. (a)	227	7,602
RH (a)	88	34,636
Ross Stores, Inc.	1,929	291,800
Sally Beauty Holdings, Inc. (a)	605	6,322
Shoe Carnival, Inc.	109	3,606
Signet Jewelers Ltd.	263	21,227
Sleep Number Corp. (a)	123	1,875
Sonic Automotive, Inc. Class A	90	5,701
Stitch Fix, Inc. Class A (a)	792	3,414
TJX Cos., Inc.	6,563	792,876
Tractor Supply Co.	3,111	165,070
Security Description	Shares	Value
Ulta Beauty, Inc. (a)	274	$119,171
Upbound Group, Inc.	286	8,343
Urban Outfitters, Inc. (a)	337	18,495
Valvoline, Inc. (a)	766	27,714
Victoria's Secret & Co. (a)	467	19,343
Warby Parker, Inc. Class A (a)	534	12,928
Wayfair, Inc. Class A (a)	576	25,528
Williams-Sonoma, Inc.	737	136,478
Winmark Corp.	18	7,075
Zumiez, Inc. (a)	140	2,684
		6,707,358
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.2%
Apple, Inc.	88,135	22,070,767
CompoSecure, Inc. Class A	196	3,005
Corsair Gaming, Inc. (a)	455	3,008
Dell Technologies, Inc. Class C	1,789	206,164
Diebold Nixdorf, Inc. (a)	230	9,899
Eastman Kodak Co. (a)	570	3,745
Hewlett Packard Enterprise Co.	7,575	161,726
HP, Inc.	5,625	183,544
Immersion Corp.	128	1,117
IonQ, Inc. (a)	1,150	48,036
NetApp, Inc.	1,192	138,367
Pure Storage, Inc. Class A (a)	1,825	112,110
Quantum Corp. (a)	33	1,779
Seagate Technology Holdings PLC	1,242	107,197
Super Micro Computer, Inc. (a)	2,919	88,971
Turtle Beach Corp. (a)	82	1,419
Western Digital Corp. (a)	2,015	120,155
Xerox Holdings Corp. (b)	753	6,348
		23,267,357
TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Capri Holdings Ltd. (a)	709	14,932
Carter's, Inc. (b)	212	11,488
Columbia Sportswear Co.	202	16,954
Crocs, Inc. (a)	331	36,254
Deckers Outdoor Corp. (a)	883	179,329
Figs, Inc. Class A (a) (b)	984	6,091
G-III Apparel Group Ltd. (a)	230	7,503
Hanesbrands, Inc. (a)	2,112	17,192
Kontoor Brands, Inc.	297	25,367
Levi Strauss & Co. Class A	613	10,605
Lululemon Athletica, Inc. (a)	657	251,243
Movado Group, Inc.	159	3,129
NIKE, Inc. Class B	6,932	524,544
Oxford Industries, Inc.	86	6,775
PVH Corp.	325	34,369
Ralph Lauren Corp.	228	52,663
Skechers USA, Inc. Class A (a)	756	50,833
Steven Madden Ltd.	428	18,199
Tapestry, Inc.	1,365	89,175
Under Armour, Inc. Class A (a) (b)	1,052	8,711
Under Armour, Inc. Class C (a)	842	6,281
VF Corp.	1,981	42,512

26

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

Security Description	Shares	Value
Wolverine World Wide, Inc.	479	$10,634
		1,424,783
TOBACCO — 0.3%
Altria Group, Inc.	9,876	516,416
Philip Morris International, Inc.	9,087	1,093,621
Turning Point Brands, Inc.	109	6,551
Universal Corp.	141	7,732
		1,624,320
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Air Lease Corp.	607	29,263
Applied Industrial Technologies, Inc.	217	51,965
Beacon Roofing Supply, Inc. (a)	364	36,975
BlueLinx Holdings, Inc. (a)	53	5,414
Boise Cascade Co.	230	27,338
Core & Main, Inc. Class A (a)	1,138	57,936
Custom Truck One Source, Inc. (a) (b)	593	2,852
Distribution Solutions Group, Inc. (a) (b)	79	2,718
DNOW, Inc. (a)	635	8,261
DXP Enterprises, Inc. (a)	78	6,444
Fastenal Co.	3,316	238,454
Ferguson Enterprises, Inc.	1,166	202,383
FTAI Aviation Ltd.	607	87,432
GATX Corp.	213	33,006
Global Industrial Co.	110	2,727
GMS, Inc. (a)	232	19,681
H&E Equipment Services, Inc.	185	9,058
Herc Holdings, Inc.	168	31,807
Hudson Technologies, Inc. (a)	521	2,907
McGrath RentCorp	145	16,214
MRC Global, Inc. (a)	510	6,518
MSC Industrial Direct Co., Inc. Class A	263	19,643
Rush Enterprises, Inc. Class A	407	22,300
SiteOne Landscape Supply, Inc. (a)	269	35,446
Titan Machinery, Inc. (a) (b)	214	3,024
Transcat, Inc. (a)	56	5,921
United Rentals, Inc.	380	267,687
Watsco, Inc.	201	95,252
WESCO International, Inc.	251	45,421
Willis Lease Finance Corp. (b)	18	3,736
WW Grainger, Inc.	256	269,837
Xometry, Inc. Class A (a)	265	11,305
		1,658,925
WATER UTILITIES — 0.0% (f)
American States Water Co.	223	17,332
American Water Works Co., Inc.	1,146	142,666
Artesian Resources Corp. Class A	87	2,751
California Water Service Group	347	15,729
Consolidated Water Co. Ltd.	115	2,977
Essential Utilities, Inc.	1,413	51,320
Middlesex Water Co.	116	6,105
Pure Cycle Corp. (a)	226	2,866
Security Description	Shares	Value
SJW Group	187	$9,204
York Water Co.	96	3,141
		254,091
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Gogo, Inc. (a) (b)	380	3,074
Spok Holdings, Inc.	65	1,043
Telephone & Data Systems, Inc.	584	19,920
T-Mobile U.S., Inc.	2,837	626,211
U.S. Cellular Corp. (a)	87	5,457
		655,705
TOTAL COMMON STOCKS (Cost $331,221,215)		333,201,658
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 40.2%
State Street Aggregate Bond Index Portfolio (g) (Cost $228,552,113)	2,576,781	225,287,932
RIGHTS — 0.0% (f)
BIOTECHNOLOGY — 0.0% (f)
Mirati Therapeutics, Inc. (expiring 12/31/49) (a) (Cost $25)	36	25
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (h) (i)	1,715,446	1,715,446
State Street Navigator Securities Lending Portfolio II (e) (j)	1,383,606	1,383,606
TOTAL SHORT-TERM INVESTMENTS (Cost $3,099,052)		3,099,052
TOTAL INVESTMENTS — 100.3% (Cost $562,872,405)		561,588,667
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(1,711,478)
NET ASSETS — 100.0%		$559,877,189
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2024.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represents less than 0.05% of net assets as of December 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended December 31, 2024 are shown in the Affiliate Table below.
(f)	Amount is less than 0.05% of net assets.

27

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

(g)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2024 are shown in the Affiliate Table below.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2024 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at December 31, 2024.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

At December 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	4	03/21/2025	$1,230,238	$1,187,150	$(43,088)
E-mini Russell 2000 Index (long)	1	03/21/2025	121,299	112,490	(8,809)
					$(51,897)

During the year ended December 31, 2024, the average notional value related to futures contracts was $202,475.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$333,201,658	$—	$—	$333,201,658
Mutual Funds and Exchange Traded Products	225,287,932	—	—	225,287,932
Rights	—	25	—	25
Short-Term Investments	3,099,052	—	—	3,099,052
TOTAL INVESTMENTS	$561,588,642	$25	$—	$561,588,667
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(51,897)	$—	$—	$(51,897)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(51,897)	$—	$—	$(51,897)

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Aggregate Bond Index Portfolio	100,587	$9,006,534	$223,188,104	$3,195,280	$121,444	$(3,832,870)	2,576,781	$225,287,932	$2,046,465
State Street Corp.	92	7,126	156,319	5,595	2,007	7,489	1,705	167,346	431
State Street Institutional U.S. Government Money Market Fund, Class G Shares	49,675	49,675	84,490,584	82,824,813	—	—	1,715,446	1,715,446	31,548
State Street Navigator Securities Lending Portfolio II	—	—	3,406,263	2,022,657	—	—	1,383,606	1,383,606	2,027
Total		$9,063,335	$311,241,270	$88,048,345	$123,451	$(3,825,381)		$228,554,330	$2,080,471
28

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

ASSETS
Investments in unaffiliated issuers, at value	$333,034,337
Investments in affiliated issuers, at value	228,554,330
Total Investments	561,588,667
Net cash at broker	122,383
Receivable for investments sold	9,892,429
Receivable for fund shares sold	72,543
Dividends receivable — unaffiliated issuers	219,689
Dividends receivable — affiliated issuers	10,228
Securities lending income receivable — unaffiliated issuers	88
Securities lending income receivable — affiliated issuers	1,151
Receivable from Adviser	77,958
Prepaid expenses and other assets	33
TOTAL ASSETS	571,985,169
LIABILITIES
Due to custodian	13,359
Payable upon return of securities loaned	1,383,606
Payable for investments purchased	9,470,000
Payable for fund shares repurchased	1,038,042
Payable to broker – accumulated variation margin on open futures contracts	51,885
Advisory fee payable	24,078
Custodian fees payable	11,341
Administration fees payable	24,077
Transfer agent fees payable	1,742
Registration and filing fees payable	19,325
Professional fees payable	54,379
Printing and postage fees payable	15,935
Accrued expenses and other liabilities	211
TOTAL LIABILITIES	12,107,980
NET ASSETS	$559,877,189
NET ASSETS CONSIST OF:
Paid-in capital	$557,871,377
Total distributable earnings (loss)	2,005,812
NET ASSETS	$559,877,189
Class K
Net Assets	$559,877,189
Shares Outstanding	43,702,607
Net asset value, offering and redemption price per share	$12.81
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$331,062,719
Investments in affiliated issuers	231,809,686
Total cost of investments	$562,872,405
* Includes investments in securities on loan, at value	$1,542,326
See accompanying notes to financial statements.
29

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividend income — unaffiliated issuers	881,612
Dividend income — affiliated issuers	2,078,444
Unaffiliated securities lending income	178
Affiliated securities lending income	2,027
Foreign taxes withheld	(396)
TOTAL INVESTMENT INCOME (LOSS)	2,961,865
EXPENSES
Advisory fee	51,920
Administration fees	51,920
Custodian fees	50,149
Trustees’ fees and expenses	21,182
Transfer agent fees	1,950
Registration and filing fees	49,786
Professional fees and expenses	46,901
Printing and postage fees	30,321
Insurance expense	33
Miscellaneous expenses	1,189
TOTAL EXPENSES	305,351
Expenses waived/reimbursed by the Adviser	(265,580)
NET EXPENSES	39,771
NET INVESTMENT INCOME (LOSS)	$2,922,094
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	3,319,904
Investments — affiliated issuers	123,451
Futures contracts	31,764
Net realized gain (loss)	3,475,119
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	5,144
Investments — affiliated issuers	(3,825,381)
Futures contracts	(51,897)
Net change in unrealized appreciation/depreciation	(3,872,134)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(397,015)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$2,525,079
30

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/24	For the Period 10/30/23*- 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,922,094	$119,499
Net realized gain (loss)	3,475,119	69,059
Net change in unrealized appreciation/depreciation	(3,872,134)	2,536,499
Net increase (decrease) in net assets resulting from operations	2,525,079	2,725,057
DISTRIBUTIONS TO SHAREHOLDERS:
Class K	(3,125,525)	(118,800)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class K
Proceeds from sale of shares sold	574,677,591	20,000,000
Reinvestment of distributions	3,125,525	—
Cost of shares redeemed	(39,931,738)	—
Net increase (decrease) in net assets from beneficial interest transactions	537,871,378	20,000,000
Net increase (decrease) in net assets during the period	537,270,932	22,606,257
Net assets at beginning of period	22,606,257	—
NET ASSETS AT END OF PERIOD	$559,877,189	$22,606,257
SHARES OF BENEFICIAL INTEREST:
Class K
Shares sold	44,540,258	2,000,000
Reinvestment of distributions	242,101	—
Shares redeemed	(3,079,752)	—
Net increase (decrease) from share transactions	41,702,607	2,000,000

*	Commencement of operations.
31

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/24	For the Period 10/30/23*- 12/31/23
Net asset value, beginning of period	$11.30	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.36	0.06
Net realized and unrealized gain (loss)	1.23	1.30
Total from investment operations	1.59	1.36
Distributions to shareholders from:
Net investment income	(0.07)	(0.06)
Net realized gains	(0.01)	—
Total distributions	(0.08)	(0.06)
Net asset value, end of period	$12.81	$11.30
Total return (b)	13.99%	13.59%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$559,877	$22,606
Ratios to Average Net Assets:
Total expenses	0.29%	1.12%(c)
Net expenses	0.04%	0.04%(c)
Net investment income (loss)	2.83%	3.22%(c)
Portfolio turnover rate	14%	2%(d)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Annualized.
(d)	Not annualized.
32

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2024

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2024, the Trust consists of thirty (30) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a “Trustee”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Balanced Index Fund	Class K	October 30, 2023	Diversified
Class K shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
The Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Fund’s investments in accordance with its investment objective. The Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Fund’s Total Return is utilized by the CODM to compare results, including the impact of the Fund’s costs, to the Fund’s competitors and to the Fund’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day
33

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2024

are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund’s investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2024 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust.
34

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2024

Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.    Derivative Financial Instruments
Futures Contracts
The Fund may enter into futures contracts to meet the Fund's objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Fund's Schedule of Investments and cash deposited, if any, is included in Net cash at broker on the Fund's Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the year ended December 31, 2024, the Fund entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of December 31, 2024, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$51,885	$—	$51,885
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$31,764	$—	$31,764
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$(51,897)	$—	$(51,897)
35

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2024

5.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services, the Fund pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. The fees are accrued daily and paid monthly.
The Adviser is contractually obligated, through April 30, 2025 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund for expenses to the extent that total annual operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, and distribution, and sub-transfer agency fees) exceed 0.05% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2025 except with the approval of the Fund's Board. For the year ended December 31, 2024, fees waived and expenses reimbursed by the Adviser, pursuant to the agreement, were $253,431.
In addition, the Adviser has agreed to waive up to the portion of the management fee and/or expenses attributable to acquired fund fees and expenses (“AFFEs”), excluding AFFEs derived from the Fund’s holdings in acquired funds for cash management purposes. This fee waiver and/or expense reimbursement may only be terminated with approval of the Fund’s Board. For the year ended December 31, 2024, fees waived and expenses reimbursed by the Adviser, pursuant to the agreement, were $12,149.
Administrator, Custodian, Fund Accountant and Sub-Administrator Fees
SSGA FM serves as administrator to the Fund. For its administrative services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, fund accountant and sub-administrator to the Fund. SSGA FM and the Fund each pay a portion of the fee to State Street for performing such services.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street Corporation ("State Street"), an affiliate of the Fund, acts as the securities lending agent for the Fund, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds is below a specified threshold across participating affiliated funds, the Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, the Fund retains ninety percent (90%) of the net proceeds and ten percent (10% ) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended December 31, 2024, are disclosed in the Schedule of Investments.
From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of December 31, 2024, the Fund had one affiliated account representing 100% of the Fund's total outstanding shares.
36

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2024

Due to Custodian
In certain circumstances, the Fund may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Fund.
6.    Trustees’ Fees
The fees and expenses of the Trustees who are not "interested person" of the Trust, as defined in the 1940 Act ("Independent Trustees"), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the year ended December 31, 2024 were as follows:
	Purchases	Sales
State Street Balanced Index Fund	$553,748,129	$17,404,292
8.    Income Tax Information
The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund will file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to wash sale deferrals, REITs, futures contracts, passive foreign investment companies, and nontaxable dividend adjustments to income.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
The tax character of distributions paid during the year ended December 31, 2024, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Balanced Index Fund	$3,121,172	$4,353	$3,125,525
The tax character of distributions paid during the year ended December 31, 2023, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Balanced Index Fund	$ 118,800	$ —	$ 118,800
37

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2024

At December 31, 2024, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street Balanced Index Fund	$107,883	$—	$3,370,804	$(1,472,875)	$2,005,812
As of December 31, 2024, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Balanced Index Fund	$563,009,645	$12,363,447	$13,836,322	$(1,472,875)
9.    Securities Lending
The Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Fund will bear the risk of loss of any cash collateral that it may invest. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2024, and the value of the invested cash collateral are disclosed in the Fund's Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Fund's Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Fund's Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of December 31, 2024:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
State Street Balanced Index Fund	$ 1,542,326	$ 1,383,606	$ 215,581	$ 1,599,187
38

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2024

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2024:
		Remaining Contractual Maturity of the Agreements as of December 31, 2024
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Balanced Index Fund	Common Stocks	$1,383,606	$—	$—	$—	$1,383,606	$1,383,606
10.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the undefined invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the undefined invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Interest Rate Risk
Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of the Fund’s investments.
Credit Risk
The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Even if general economic conditions do not change, the value of an investment in the Fund could decline if the particular industries, sectors or companies in which the Fund invests do not perform well or are adversely affected by events. Further, legal, political, regulatory and tax changes also may cause fluctuations in markets and securities prices. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
39

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2024

11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
40

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street Balanced Index Fund and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Balanced Index Fund (the “Fund”) (one of the series constituting State Street Institutional Investment Trust (the “Trust”)), including the schedule of investments, as of December 31, 2024, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year ended December 31, 2024 and the period from October 30, 2023 (commencement of operations) through December 31, 2023 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Institutional Investment Trust) at December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets and its financial highlights for the year ended December 31, 2024 and the period from October 30, 2023 (commencement of operations) through December 31, 2023, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 24, 2025
41

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
OTHER INFORMATION
December 31, 2024 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2024.
Qualified Dividend Income
A portion of dividends distributed by the Fund during the fiscal year ended December 31, 2024, are considered qualified dividend income and are eligible for reduced tax rates. The Fund  reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Long Term Capital Gain Distributions
Long-term capital gains dividends were paid from the following Funds during the fiscal year ended December 31, 2024:
Amount
State Street Balanced Index Fund	$4,353
42

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
December 31, 2024

Shareholder Meeting Results
Rule 30e-1 under the Investment Company Act of 1940, as amended, requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Shareholders were asked to participate in a special meeting of shareholders on December 6, 2024 (the “Shareholder Meeting”). The final results of the Shareholder Meeting are reported in the tables below.
All Funds
Proposal 1: To elect the following as Trustees of the Trust:
Proposed Trustee	Shares For	Shares Withheld
Patrick J. Riley	106,202,253,380.880	923,236,109.062
Donna M. Rapaccioli	105,799,774,785.851	1,325,714,704.091
Margaret K. McLaughlin	106,028,299,665.201	1,097,189,824.741
George M. Pereira	105,597,348,911.734	1,528,140,578.208
Mark E. Swanson	106,504,504,254.819	620,985,235.123
Jeanne LaPorta	106,675,779,342.008	449,710,147.934
43

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable to the Registrant.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Proxy Disclosures for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The Registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board.

Item 16. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Not applicable to the Registrant.

(a)(3) Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(4) Not applicable to the Registrant.

(a)(5) Not applicable.

(b) Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President

Date:	March 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date:	March 6, 2025

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	March 6, 2025